================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]  Pre-Effective Amendment No. _____________

[X]  Post-Effective Amendment No. 66 (File No. 333-79311)

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                     Amendment No. 70 (File No. 811-07355)

[X]  (Check appropriate box or boxes)

                         RIVERSOURCE VARIABLE ACCOUNT 10
                    (previously IDS LIFE VARIABLE ACCOUNT 10)
                           (Exact Name of Registrant)

                       RiverSource Life Insurance Company
                     (previously IDS Life Insurance Company)
                               (Name of Depositor)

            70100 Ameriprise Financial Center, Minneapolis, MN 55474 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 678-4177

   Dixie Carroll, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on April 30, 2012 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

PART A.

PROSPECTUS


APRIL 30, 2012


RIVERSOURCE

RETIREMENT ADVISOR VARIABLE ANNUITY(R)

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

New RiverSource Retirement Advisor Variable Annuity contracts are not currently being offered.

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            70100 Ameriprise Financial Center
            Minneapolis, MN 55474

            Telephone: 1-800-862-7919


            (Corporate Office)

            ameriprise.com/variableannuities
            RIVERSOURCE VARIABLE ACCOUNT 10

This prospectus contains information that you should know before investing. Prospectuses are also available for:

- AllianceBernstein Variable Products Series Fund, Inc.
- American Century Variable Portfolios, Inc.

- BlackRock Variable Series, Inc.

- Calvert Variable Series, Inc.
- Columbia Funds Variable Insurance Trust

- Columbia Funds Variable Series Trust II

- Credit Suisse Trust

- DWS Variable Series II

- Eaton Vance Variable Trust
- Fidelity(R) Variable Insurance Products - Service Class
- Franklin(R) Templeton(R) Variable Insurance Products Trust
  (FTVIPT) - Class 2
- Goldman Sachs Variable Insurance Trust (VIT)
- Invesco Variable Insurance Funds


- Janus Aspen Series: Service Shares
- MFS(R) Variable Insurance Trust(SM)
- Morgan Stanley Universal Investment Funds (UIF)
- Neuberger Berman Advisers Management Trust
- Oppenheimer Variable Account Funds - Service Shares
- PIMCO Variable Insurance Trust (VIT)
- Putnam Variable Trust - Class IB Shares
- Royce Capital Fund
- Third Avenue Variable Series Trust
- Wanger Advisors Trust
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse under certain circumstances. Surrender charges from contracts with purchase payment credits may be higher than surrender charges for contracts without such credits. The amount of the credit may be more than offset by additional surrender charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the variable annuity's features, benefits, risks and fees.

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the Fund prospectuses. Do not rely on any such information or representations.


                RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  1

RiverSource Life offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS


KEY TERMS....................................    3
THE CONTRACT IN BRIEF........................    5
EXPENSE SUMMARY..............................    6
CONDENSED FINANCIAL INFORMATION..............   12
FINANCIAL STATEMENTS.........................   12
THE VARIABLE ACCOUNT AND THE FUNDS...........   12
THE FIXED ACCOUNT............................   21
BUYING YOUR CONTRACT.........................   22
CHARGES......................................   24
VALUING YOUR INVESTMENT......................   28
MAKING THE MOST OF YOUR CONTRACT.............   29
SURRENDERS...................................   35
TSA -- SPECIAL PROVISIONS....................   35
CHANGING OWNERSHIP...........................   36
BENEFITS IN CASE OF DEATH -- STANDARD DEATH
  BENEFIT....................................   36
OPTIONAL BENEFITS............................   38
THE ANNUITY PAYOUT PERIOD....................   42
TAXES........................................   43
VOTING RIGHTS................................   47
SUBSTITUTION OF INVESTMENTS..................   47
ABOUT THE SERVICE PROVIDERS..................   48
APPENDIX: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)................................   50
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION........   61





2  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in "good order", your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

OWNER (YOU, YOUR): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to qualify for income tax deferral.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) including the inherited IRAs under
  Section 408(b) of the Code

- Roth IRAs including inherited Roth IRAs under Section 408 A of the Code

- SIMPLE IRAs under Section 408(p) of the Code


                RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  3

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code

- Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.


RIDER: You receive a rider when you purchase the EEB and MAV. The rider adds the terms of the optional benefit to your contract.


RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


4  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund's performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities
-- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "Variable Account and the Funds")

- the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (see "The Fixed Account")

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see "Buying Your Contract")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (see "Making the Most of Your
Contract -- Transferring Among Accounts")

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (see "Optional Benefits")

ANNUITY PAYOUTS: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")

TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (see "Taxes")


                RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  5

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE

(Contingent deferred sales load as a percentage of purchase payment surrendered)

The owner selects either a seven-year or ten-year surrender charge schedule at the time of application.*

                SEVEN-YEAR SCHEDULE                                   TEN-YEAR SCHEDULE*
NUMBER OF COMPLETED YEARS FROM    SURRENDER CHARGE    NUMBER OF COMPLETED YEARS FROM    SURRENDER CHARGE
DATE OF EACH PURCHASE PAYMENT        PERCENTAGE        DATE OF EACH PURCHASE PAYMENT       PERCENTAGE
               0                          7%                         0                          8%
               1                          7                          1                          8
               2                          7                          2                          8
               3                          6                          3                          7
               4                          5                          4                          7
               5                          4                          5                          6
               6                          2                          6                          5
               7                          0                          7                          4
                                                                     8                          3
                                                                     9                          2
                                                                    10                          0


* The ten-year surrender charge schedule is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary for all payments regardless of when payments are made.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


                                                                         ASSUMED INVESTMENT RATE
                                                                         3.50%             5.00%

Qualified annuity discount rate                                          4.72%             6.22%

Nonqualified annuity discount rate                                       4.92%             6.42%


THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE



                                                                                    $30


(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES
(As a percentage of the contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)



MAV RIDER FEE                                                                           0.15%

EEB RIDER FEE                                                                           0.30%

PN RIDER FEE*                                                                           0.00%


* Effective May 10, 2010 the rider is not required to select funds of funds in the PN program and this fee does not apply. Prior to May 10, 2010, the PN rider fee was 0.10% and the maximum fee was 0.20%.


6  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value.)

MORTALITY AND EXPENSE RISK FEE

FOR NONQUALIFIED ANNUITIES                                                         0.95%

FOR QUALIFIED ANNUITIES                                                            0.75%


ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2011, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE ACTUAL FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                0.50%                2.90%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                    FUND NAME                         FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

AllianceBernstein VPS Global Thematic Growth          0.75%      0.25%    0.19%           --%          1.19%
Portfolio (Class B)


AllianceBernstein VPS Growth and Income               0.55       0.25     0.05            --           0.85
Portfolio (Class B)


AllianceBernstein VPS International Value             0.75       0.25     0.07            --           1.07
Portfolio (Class B)


American Century VP International, Class I            1.41         --     0.02            --           1.43


American Century VP Mid Cap Value, Class II           0.90       0.25     0.01            --           1.16


American Century VP Ultra(R), Class II                0.90       0.25     0.01            --           1.16


American Century VP Value, Class I                    0.98         --       --            --           0.98


BlackRock Global Allocation V.I. Fund (Class          0.64       0.25     0.26          0.02           1.17(1)
III)


Calvert VP SRI Balanced Portfolio                     0.70         --     0.21            --           0.91


Columbia Variable Portfolio - Balanced Fund           0.64       0.13     0.16            --           0.93(2)
(Class 3)


Columbia Variable Portfolio - Cash Management         0.33       0.13     0.14            --           0.60(2)
Fund (Class 3)


Columbia Variable Portfolio - Diversified Bond        0.41       0.13     0.13            --           0.67
Fund (Class 3)


Columbia Variable Portfolio - Diversified Equity      0.57       0.13     0.13            --           0.83
Income Fund (Class 3)


Columbia Variable Portfolio - Dynamic Equity          0.66       0.13     0.16          0.01           0.96
Fund (Class 3)


Columbia Variable Portfolio - Emerging Markets        1.07       0.13     0.25            --           1.45(2)
Opportunity Fund (Class 3)


Columbia Variable Portfolio - Global Bond Fund        0.55       0.13     0.16            --           0.84
(Class 3)


Columbia Variable Portfolio - Global Inflation        0.42       0.13     0.14            --           0.69
Protected Securities Fund (Class 3)


Columbia Variable Portfolio - High Yield Bond         0.58       0.13     0.17            --           0.88(2)
Fund (Class 3)


Columbia Variable Portfolio - Income                  0.57       0.13     0.14            --           0.84
Opportunities Fund (Class 3)


Columbia Variable Portfolio - International           0.79       0.13     0.21            --           1.13
Opportunity Fund (Class 3)


Columbia Variable Portfolio - Large Cap Growth        0.71       0.13     0.17            --           1.01(2)
Fund (Class 3)


Columbia Variable Portfolio - Marsico Growth          0.97         --     0.13            --           1.10(2),(3)
Fund (Class 1)


Columbia Variable Portfolio - Marsico                 1.02       0.25     0.20            --           1.47(2),(3)
International Opportunities Fund (Class 2)


Columbia Variable Portfolio - Mid Cap Growth          0.76       0.13     0.17            --           1.06(2)
Opportunity Fund (Class 3)


Columbia Variable Portfolio - Mid Cap Value           0.74       0.13     0.14            --           1.01
Opportunity Fund (Class 3)




                RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  7

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                    FUND NAME                         FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

Columbia Variable Portfolio - S&P 500 Index Fund      0.10%      0.13%    0.27%           --%          0.50%
(Class 3)


Columbia Variable Portfolio - Select Large-Cap        0.71       0.13     0.26            --           1.10(2)
Value Fund (Class 3)


Columbia Variable Portfolio - Select Smaller-Cap      0.79       0.13     0.19            --           1.11(2)
Value Fund (Class 3)


Columbia Variable Portfolio - Short Duration          0.36       0.13     0.15            --           0.64
U.S. Government Fund (Class 3)


Credit Suisse Trust - Commodity Return Strategy       0.50       0.25     0.31            --           1.06(4)
Portfolio


DWS Alternative Asset Allocation VIP, Class B         0.27       0.25     0.34          1.30           2.16(5)


Eaton Vance VT Floating-Rate Income Fund              0.57       0.50     0.08            --           1.15


Fidelity(R) VIP Contrafund(R) Portfolio Service       0.56       0.25     0.09            --           0.90
Class 2


Fidelity(R) VIP Growth & Income Portfolio             0.46       0.10     0.13            --           0.69
Service Class


Fidelity(R) VIP Mid Cap Portfolio Service Class       0.56       0.10     0.10            --           0.76


Fidelity(R) VIP Overseas Portfolio Service Class      0.71       0.10     0.14            --           0.95


FTVIPT Franklin Global Real Estate Securities         0.80       0.25     0.32            --           1.37
Fund - Class 2


FTVIPT Franklin Small Cap Value Securities            0.50       0.25     0.16          0.01           0.92
Fund - Class 2


Goldman Sachs VIT Mid Cap Value                       0.80         --     0.06            --           0.86(6)
Fund - Institutional Shares


Goldman Sachs VIT Structured Small Cap Equity         0.75         --     0.24            --           0.99(7)
Fund - Institutional Shares


Goldman Sachs VIT Structured U.S. Equity              0.62         --     0.08            --           0.70(8)
Fund - Institutional Shares


Invesco V.I. Global Health Care Fund, Series II       0.75       0.25     0.37            --           1.37
Shares


Invesco V.I. International Growth Fund, Series        0.71       0.25     0.32            --           1.28
II Shares


Invesco Van Kampen V.I. American Franchise Fund,      0.67         --     0.28            --           0.95(9)
Series I Shares


Invesco Van Kampen V.I. Comstock Fund, Series II      0.56       0.25     0.24            --           1.05(10)
Shares


Invesco Van Kampen V.I. Mid Cap Growth Fund,          0.75         --     0.33            --           1.08(11)
Series I Shares


Janus Aspen Series Enterprise Portfolio: Service      0.64       0.25     0.05            --           0.94
Shares


Janus Aspen Series Global Technology Portfolio:       0.64       0.25     0.16            --           1.05
Service Shares


Janus Aspen Series Janus Portfolio: Service           0.56       0.25     0.07            --           0.88
Shares


Janus Aspen Series Moderate Allocation                0.05       0.25     0.47          0.73           1.50(12)
Portfolio: Service Shares


Janus Aspen Series Overseas Portfolio: Service        0.60       0.25     0.06            --           0.91
Shares


MFS(R) Investors Growth Stock Series - Service        0.75       0.25     0.07            --           1.07
Class


MFS(R) New Discovery Series - Service Class           0.90       0.25     0.08            --           1.23


MFS(R) Utilities Series - Service Class               0.73       0.25     0.08            --           1.06


Morgan Stanley UIF Global Real Estate Portfolio,      0.85       0.35     0.47            --           1.67(13)
Class II Shares


Morgan Stanley UIF Mid Cap Growth Portfolio,          0.75       0.35     0.30            --           1.40(13)
Class II Shares


Neuberger Berman Advisers Management Trust            1.15       0.25     1.50            --           2.90(14)
International Portfolio (Class S)


Oppenheimer Global Securities Fund/VA, Service        0.63       0.25     0.13            --           1.01
Shares


Oppenheimer Global Strategic Income Fund/VA,          0.58       0.25     0.13          0.07           1.03(15)
Service Shares


Oppenheimer Main Street Small- & Mid-Cap              0.69       0.25     0.14            --           1.08(16)
Fund(R)/VA, Service Shares


PIMCO VIT All Asset Portfolio, Advisor Share          0.43       0.25       --          0.74           1.42(17)
Class


PIMCO VIT Global Multi-Asset Portfolio, Advisor       0.95       0.25       --          0.51           1.71(18)
Class


Putnam VT Multi-Cap Growth Fund - Class IB            0.56       0.25     0.16            --           0.97
Shares


Royce Capital Fund - Micro-Cap Portfolio,             1.25         --     0.07          0.02           1.34
Investment Class


Third Avenue Value Portfolio                          0.90         --     0.36            --           1.26(19)


Variable Portfolio - Aggressive Portfolio (Class        --       0.25     0.02          0.79           1.06
2)


Variable Portfolio - Aggressive Portfolio (Class        --       0.25     0.02          0.79           1.06
4)


Variable Portfolio - Conservative Portfolio             --       0.25     0.02          0.61           0.88
(Class 2)


Variable Portfolio - Conservative Portfolio             --       0.25     0.02          0.61           0.88
(Class 4)


Variable Portfolio - Davis New York Venture Fund      0.71       0.13     0.13            --           0.97(20)
(Class 3)


Variable Portfolio - Goldman Sachs Mid Cap Value      0.77       0.13     0.13            --           1.03(20)
Fund (Class 3)


Variable Portfolio - Moderate Portfolio (Class          --       0.25     0.02          0.71           0.98
2)




8  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                    FUND NAME                         FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

Variable Portfolio - Moderate Portfolio (Class          --%      0.25%    0.02%         0.71%          0.98%
4)


Variable Portfolio - Moderately Aggressive              --       0.25     0.02          0.75           1.02
Portfolio (Class 2)


Variable Portfolio - Moderately Aggressive              --       0.25     0.02          0.75           1.02
Portfolio (Class 4)


Variable Portfolio - Moderately Conservative            --       0.25     0.02          0.66           0.93
Portfolio (Class 2)


Variable Portfolio - Moderately Conservative            --       0.25     0.02          0.66           0.93
Portfolio (Class 4)


Variable Portfolio - Partners Small Cap Value         0.91       0.13     0.15          0.02           1.21(20)
Fund (Class 3)


Wanger International                                  0.89         --     0.13            --           1.02(3)


Wanger USA                                            0.86         --     0.08            --           0.94(3)


Wells Fargo Advantage VT Index Asset Allocation       0.55       0.25     0.26            --           1.06(21)
Fund - Class 2


Wells Fargo Advantage VT International Equity         0.75       0.25     0.22          0.01           1.23(22)
Fund - Class 2


Wells Fargo Advantage VT Small Cap Growth             0.75       0.25     0.20          0.01           1.21
Fund - Class 2






   * The Funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) Other expenses have been restated to reflect current fees. The sub-adviser has voluntarily agreed to waive 0.14% of the sub-advisory fee and such voluntary waiver can be reduced or discontinued at any time at the sole and exclusive discretion of the sub-adviser. After fee waivers, net expenses would be 1.03%.


 (2) Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.79% for Columbia Variable Portfolio - Balanced Fund (Class 3), 0.585% for Columbia Variable
     Portfolio - Cash Management Fund (Class 3), 1.385% for Columbia Variable Portfolio - Emerging Markets Opportunity Fund (Class 3), 0.845% for Columbia Variable Portfolio - High Yield Bond Fund (Class 3), 0.915% for Columbia Variable Portfolio - Large Cap Growth Fund (Class 3), 0.79% for Columbia Variable Portfolio - Marsico Growth Fund (Class 1), 1.44% for Columbia Variable Portfolio - Marsico International Opportunities Fund (Class 2), 1.005% for Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 3), 0.925% for Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3) and 1.055% for Columbia Variable
     Portfolio - Select Smaller-Cap Value Fund (Class 3).


 (3) Other expenses have been restated to reflect contractual changes to certain other fees.


 (4) Credit Suisse will waive fees and reimburse expenses so that the Portfolio's annual operating expenses will not exceed 1.05% of the Portfolio's average daily net assets. Waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.


 (5) Through September 30, 2012, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.57%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.30%). Effective October 1, 2012 through April 30, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.62%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.30%). These agreements may only be terminated with the consent of the fund's Board.


 (6) Effective June 30, 2011, the Investment Advisor agreed to waive a portion of its management fee in order to achieve an effective net management rate of 0.77%. Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund's Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.054% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 27, 2013 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.85%.


 (7) Effective June 30, 2011, the Investment Advisor agreed to waive a portion of its management fee in order to achieve an effective net management rate of 0.70%. Prior to June 30, 2011, the Investment Advisor had agreed to waive a portion of its management fee in order to achieve an effective net management rate of 0.73%. Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund's Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.094% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 27, 2013 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.83%.


 (8) Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund's Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 27, 2013 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.64%.


 (9) Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. In addition, the Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series I shares to 0.90% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.



                RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  9

(10) The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.97% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.


(11) Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.


(12) Janus Capital has contractually agreed to waive the Portfolio's total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses and extraordinary expenses) to a certain limit until at least May 1, 2013. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees. After fee waivers, net expenses would be 1.37%.


(13) The Portfolios' Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee paid to each Portfolios Distributor, Morgan Stanley Distribution, Inc.), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.


(14) Neuberger Berman Management LLC ("NBM") has undertaken through Dec. 31, 2014, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation.


(15) The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Short Duration Fund and the Master Funds. The Manager has also contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees. After fee waivers, net expenses would be 0.97%.


(16) The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05%.


(17) PIMCO has contractually agreed, through May 1, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired fund fees and expenses listed in the table above. After fee waivers, net expenses would be 1.345%.


(18) PIMCO has contractually agreed, through May 1, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term. In addition, PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio II Ltd. (the "GMA Subsidiary") to PIMCO. The GMA Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the GMA Subsidiary is in place. After fee waivers, net expenses would be 1.25%.


(19) The Fund's advisor has contractually agreed, for one year from March 1, 2012, to waive receipt of advisory fees and/or reimburse Fund expenses in order to limit total annual expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets, subject to later reimbursement in certain circumstances. The Adviser recovered previously waived fees of 0.04% for the portfolio for the year ended December 31, 2011.


(20) Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.905% for Variable Portfolio - Davis New York Venture Fund (Class 3), 0.985% for Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3) and 1.035% for Variable Portfolio - Partners Small Cap Value Fund (Class 3).


(21) The Adviser has committed through April 30, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's total annual fund operating expenses after fee waiver, excluding certain expenses, at 1.00%. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.


(22) The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's total annual fund operating expenses after fee waiver, excluding certain expenses, at 0.94%.



10  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select both the optional MAV and EEB. Although your actual costs may be lower, based on these assumptions your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED          AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA with a ten-
year surrender
charge schedule      $1,270      $2,214      $3,064      $4,961           $470       $1,414      $2,364      $4,761

RAVA with a
seven-year
surrender charge
schedule              1,170       2,114       2,864       4,761            470        1,414       2,364       4,761

QUALIFIED ANNUITY

RAVA with a ten-
year surrender
charge schedule      $1,250      $2,155      $2,970      $4,794           $450       $1,355      $2,270      $4,594

RAVA with a
seven-year
surrender charge
schedule              1,150       2,055       2,770       4,594            450        1,355       2,270       4,594



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher, based on these assumptions your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED          AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA with a ten-
year surrender
charge schedule       $979       $1,350      $1,643      $2,223           $179        $550        $943       $2,023

RAVA with a
seven-year
surrender charge
schedule               879        1,250       1,443       2,023            179         550         943        2,023

QUALIFIED ANNUITY

RAVA with a ten-
year surrender
charge schedule       $958       $1,288      $1,536      $1,999           $158        $488        $836       $1,799

RAVA with a
seven-year
surrender charge
schedule               858        1,188       1,336       1,799            158         488         836        1,799



   * In these examples, the contract administrative charge is $30.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  11

CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information of the subaccounts in the Appendix.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include

12 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract - Portfolio Navigator Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) or Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds).

 Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.64% of the average daily net assets invested in the underlying funds through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the underlying funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

 Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

 The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating financial advisors who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  13

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


14  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

UNLESS THE PN PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



-----------------------------------------------------------------------------------------------
INVESTING IN              INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
AllianceBernstein VPS     Seeks long-term growth of capital.           AllianceBernstein L.P.
Global Thematic Growth
Portfolio (Class B)
-----------------------------------------------------------------------------------------------

AllianceBernstein VPS     Seeks long-term growth of capital.           AllianceBernstein L.P.
Growth and Income
Portfolio (Class B)
-----------------------------------------------------------------------------------------------

AllianceBernstein VPS     Seeks long-term growth of capital.           AllianceBernstein L.P.
International Value
Portfolio (Class B)
-----------------------------------------------------------------------------------------------

American Century VP       Seeks capital growth.                        American Century
International, Class I                                                 Investment Management,
                                                                       Inc.
-----------------------------------------------------------------------------------------------

American Century VP Mid   Seeks long-term capital growth. Income is a  American Century
Cap Value, Class II       secondary objective.                         Investment Management,
                                                                       Inc.
-----------------------------------------------------------------------------------------------

American Century VP       Seeks long-term capital growth.              American Century
Ultra(R), Class II                                                     Investment Management,
                                                                       Inc.
-----------------------------------------------------------------------------------------------

American Century VP       Seeks long-term capital growth. Income is a  American Century
Value, Class I            secondary objective.                         Investment Management,
                                                                       Inc.
-----------------------------------------------------------------------------------------------

BlackRock Global          Seeks high total investment return.          BlackRock Advisors, LLC,
Allocation V.I. Fund                                                   adviser; BlackRock
(Class III)                                                            Investment Management,
                                                                       LLC and BlackRock
                                                                       International Limited,
                                                                       sub-advisers.
-----------------------------------------------------------------------------------------------

Calvert VP SRI Balanced   Seeks to achieve a competitive total return  Calvert Investment
Portfolio                 through an actively managed portfolio of     Management, Inc.,
                          stocks, bonds and money market instruments   adviser. New Amsterdam
                          which offer income and capital growth        Partners LLC, subadviser
                          opportunity and which satisfy the            on equity portion; no
                          investment criteria, including financial,    subadviser on fixed-
                          sustainability and social responsibility     income portion.
                          factors.
-----------------------------------------------------------------------------------------------

Columbia Variable         Seeks maximum total investment return        Columbia Management
Portfolio - Balanced      through a combination of capital growth and  Investment Advisers, LLC
Fund (Class 3)            current income.
-----------------------------------------------------------------------------------------------

Columbia Variable         Seeks maximum current income consistent      Columbia Management
Portfolio - Cash          with liquidity and stability of principal.   Investment Advisers, LLC
Management Fund (Class
3)
-----------------------------------------------------------------------------------------------

Columbia Variable         Seeks high level of current income while     Columbia Management
Portfolio - Diversified   attempting to conserve the value of the      Investment Advisers, LLC
Bond Fund (Class 3)       investment for the longest period of time.
-----------------------------------------------------------------------------------------------

Columbia Variable         Seeks high level of current income and, as   Columbia Management
Portfolio - Diversified   a secondary goal, steady growth of capital.  Investment Advisers, LLC
Equity Income Fund
(Class 3)
-----------------------------------------------------------------------------------------------

Columbia Variable         Seeks capital appreciation.                  Columbia Management
Portfolio - Dynamic                                                    Investment Advisers, LLC
Equity Fund (Class 3)
-----------------------------------------------------------------------------------------------




               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  15

-----------------------------------------------------------------------------------------------
INVESTING IN              INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
Columbia Variable         Seeks long-term capital growth.              Columbia Management
Portfolio - Emerging                                                   Investment Advisers,
Markets Opportunity Fund                                               LLC, adviser;
(Class 3)                                                              Threadneedle
                                                                       International Limited,
                                                                       an indirect wholly-owned
                                                                       subsidiary of Ameriprise
                                                                       Financial, sub-adviser.
-----------------------------------------------------------------------------------------------

Columbia Variable         Non-diversified fund that seeks high total   Columbia Management
Portfolio - Global Bond   return through income and growth of          Investment Advisers, LLC
Fund (Class 3)            capital.
-----------------------------------------------------------------------------------------------

Columbia Variable         Non-diversified fund that seeks total        Columbia Management
Portfolio - Global        return that exceeds the rate of inflation    Investment Advisers, LLC
Inflation Protected       over the long term.
Securities Fund (Class
3)
-----------------------------------------------------------------------------------------------

Columbia Variable         Seeks high current income, with capital      Columbia Management
Portfolio - High Yield    growth as a secondary objective.             Investment Advisers, LLC
Bond Fund (Class 3)
-----------------------------------------------------------------------------------------------

Columbia Variable         Seeks high total return through current      Columbia Management
Portfolio - Income        income and capital appreciation.             Investment Advisers, LLC
Opportunities Fund
(Class 3)
-----------------------------------------------------------------------------------------------

Columbia Variable         Seeks capital appreciation.                  Columbia Management
Portfolio - In-                                                        Investment Advisers,
ternational Opportunity                                                LLC, adviser;
Fund (Class 3)                                                         Threadneedle
                                                                       International Limited,
                                                                       an indirect wholly-owned
                                                                       subsidiary of Ameriprise
                                                                       Financial, sub-adviser.
-----------------------------------------------------------------------------------------------

Columbia Variable         Seeks long-term capital growth.              Columbia Management
Portfolio - Large Cap                                                  Investment Advisers, LLC
Growth Fund (Class 3)
-----------------------------------------------------------------------------------------------

Columbia Variable         Seeks long-term growth of capital.           Columbia Management
Portfolio - Marsico                                                    Investment Advisers,
Growth Fund (Class 1)                                                  LLC, adviser; Marsico
                                                                       Capital Management, LLC,
                                                                       subadviser.
-----------------------------------------------------------------------------------------------

Columbia Variable         Seeks long-term growth of capital.           Columbia Management
Portfolio - Marsico                                                    Investment Advisers,
International                                                          LLC, adviser; Marsico
Opportunities Fund                                                     Capital Management, LLC,
(Class 2)                                                              subadviser.
-----------------------------------------------------------------------------------------------

Columbia Variable         Seeks growth of capital.                     Columbia Management
Portfolio - Mid Cap                                                    Investment Advisers, LLC
Growth Opportunity Fund
(Class 3)
-----------------------------------------------------------------------------------------------

Columbia Variable         Seeks long-term growth of capital.           Columbia Management
Portfolio - Mid Cap                                                    Investment Advisers, LLC
Value Opportunity Fund
(Class 3)
-----------------------------------------------------------------------------------------------

Columbia Variable         Seeks long-term capital appreciation.        Columbia Management
Portfolio - S&P 500                                                    Investment Advisers, LLC
Index Fund (Class 3)
-----------------------------------------------------------------------------------------------

Columbia Variable         Seeks long-term growth of capital.           Columbia Management
Portfolio - Select                                                     Investment Advisers, LLC
Large-Cap Value Fund
(Class 3)
-----------------------------------------------------------------------------------------------




16  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

-----------------------------------------------------------------------------------------------
INVESTING IN              INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
Columbia Variable         Seeks long-term capital growth.              Columbia Management
Portfolio - Select                                                     Investment Advisers, LLC
Smaller-Cap Value Fund
(Class 3)
-----------------------------------------------------------------------------------------------

Columbia Variable         Seeks high level of current income and       Columbia Management
Portfolio - Short         safety of principal consistent with          investment Advisers, LLC
Duration U.S. Government  investment in U.S. government and
Fund (Class 3)            government agency securities.
-----------------------------------------------------------------------------------------------

Credit Suisse             Seeks total return.                          Credit Suisse Asset
Trust - Commodity Return                                               Management, LLC
Strategy Portfolio
-----------------------------------------------------------------------------------------------

DWS Alternative Asset     Seeks capital appreciation.                  Deutsche Investment
Allocation VIP, Class B                                                Management Americas
                                                                       Inc., adviser; QS
                                                                       Investors, LLC and RREEF
                                                                       America L.L.C., sub-
                                                                       advisers.
-----------------------------------------------------------------------------------------------

Eaton Vance VT Floating-  Seeks high level of current income.          Eaton Vance Management
Rate Income Fund
-----------------------------------------------------------------------------------------------

Fidelity(R) VIP           Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R) Portfolio   Normally invests primarily in common         Research Company (FMR)
Service Class 2           stocks. Invests in securities of companies   is the fund's manager.
                          whose value it believes is not fully         FMR Co., Inc. (FMRC) and
                          recognized by the public. Invests in either  other investment
                          "growth" stocks or "value" stocks or both.   advisers serve as sub-
                          The fund invests in domestic and foreign     advisers for the fund.
                          issuers.
-----------------------------------------------------------------------------------------------

Fidelity(R) VIP Growth &  Seeks high total return through a            Fidelity Management &
Income Portfolio Service  combination of current income and capital    Research Company (FMR)
Class                     appreciation. Normally invests a majority    is the fund's manager.
                          of assets in common stocks with a focus on   FMR Co., Inc. (FMRC) and
                          those that pay current dividends and show    other investment
                          potential for capital appreciation. Invests  advisers serve as sub-
                          in domestic and foreign issuers. The Fund    advisers for the fund.
                          invests in either "growth" stocks or
                          "value" stocks or both.
-----------------------------------------------------------------------------------------------

Fidelity(R) VIP Mid Cap   Seeks long-term growth of capital. Normally  Fidelity Management &
Portfolio Service Class   invests primarily in common stocks.          Research Company (FMR)
                          Normally invests at least 80% of assets in   is the fund's manager.
                          securities of companies with medium market   FMR Co., Inc. (FMRC) and
                          capitalizations. May invest in companies     other investment
                          with smaller or larger market                advisers serve as sub-
                          capitalizations. Invests in domestic and     advisers for the fund.
                          foreign issuers. The Fund invests in either
                          "growth" or "value" common stocks or both.
-----------------------------------------------------------------------------------------------

Fidelity(R) VIP Overseas  Seeks long-term growth of capital. Normally  Fidelity Management &
Portfolio Service Class   invests primarily in common stocks           Research Company (FMR)
                          allocating investments across different      is the fund's manager.
                          countries and regions. Normally invests at   FMR Co., Inc. (FMRC) and
                          least 80% of assets in non-U.S. securities.  other investment advisers serve as sub-
                                                                       advisers for the fund.
-----------------------------------------------------------------------------------------------

FTVIPT Franklin Global    Seeks high total return. The fund normally   Franklin Templeton
Real Estate Securities    invests at least 80% of its net assets in    Institutional, LLC
Fund - Class 2            investments of companies located anywhere
                          in the world that operate in the real
                          estate sector.
-----------------------------------------------------------------------------------------------

FTVIPT Franklin Small     Seeks long-term total return. The fund       Franklin Advisory
Cap Value Securities      normally invests at least 80% of its net     Services, LLC
Fund - Class 2            assets in investments of small
                          capitalization companies.
-----------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid     Seeks long-term capital appreciation.        Goldman Sachs Asset
Cap Value                                                              Management, L.P.
Fund - Institutional
Shares
-----------------------------------------------------------------------------------------------




               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  17

-----------------------------------------------------------------------------------------------
INVESTING IN              INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
Goldman Sachs VIT         Seeks long-term growth of capital.           Goldman Sachs Asset
Structured Small Cap                                                   Management, L.P.
Equity
Fund - Institutional
Shares
-----------------------------------------------------------------------------------------------

Goldman Sachs VIT         Seeks long-term growth of capital.           Goldman Sachs Asset
Structured U.S. Equity                                                 Management, L.P.
Fund - Institutional
Shares
-----------------------------------------------------------------------------------------------

Invesco V.I. Global       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Health Care Fund, Series
II Shares
-----------------------------------------------------------------------------------------------

Invesco V.I.              Seeks long-term growth of capital.           Invesco Advisers, Inc.
International Growth
Fund, Series II Shares
-----------------------------------------------------------------------------------------------

Invesco Van Kampen V.I.   Seeks capital growth.                        Invesco Advisers, Inc.
American Franchise Fund,
Series I Shares
-----------------------------------------------------------------------------------------------

Invesco Van Kampen V.I.   Seeks capital growth and income through      Invesco Advisers, Inc.
Comstock Fund, Series II  investments in equity securities, including
Shares                    common stocks, preferred stocks and
                          securities convertible into common and
                          preferred stocks.
-----------------------------------------------------------------------------------------------

Invesco Van Kampen V.I.   Seeks capital growth.                        Invesco Advisers, Inc.
Mid Cap Growth Fund,
Series I Shares
-----------------------------------------------------------------------------------------------

Janus Aspen Series        Seeks long-term growth of capital.           Janus Capital Management
Enterprise Portfolio:                                                  LLC
Service Shares
-----------------------------------------------------------------------------------------------

Janus Aspen Series        Seeks long-term growth of capital.           Janus Capital Management
Global Technology                                                      LLC
Portfolio: Service
Shares
-----------------------------------------------------------------------------------------------

Janus Aspen Series Janus  Seeks long-term growth of capital.           Janus Capital Management
Portfolio: Service                                                     LLC
Shares
-----------------------------------------------------------------------------------------------

Janus Aspen Series        Seeks the highest return over time           Janus Capital Management
Moderate Allocation       consistent with an emphasis on growth of     LLC
Portfolio: Service        capital and income.
Shares
-----------------------------------------------------------------------------------------------

Janus Aspen Series        Seeks long-term growth of capital.           Janus Capital Management
Overseas Portfolio:                                                    LLC
Service Shares
-----------------------------------------------------------------------------------------------

MFS(R) Investors Growth   Seeks capital appreciation.                  MFS(R) Investment
Stock Series - Service                                                 Management
Class
-----------------------------------------------------------------------------------------------

MFS(R) New Discovery      Seeks capital appreciation.                  MFS(R) Investment
Series - Service Class                                                 Management
-----------------------------------------------------------------------------------------------

MFS(R) Utilities          Seeks total return.                          MFS(R) Investment
Series - Service Class                                                 Management
-----------------------------------------------------------------------------------------------




18  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

-----------------------------------------------------------------------------------------------
INVESTING IN              INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
Morgan Stanley UIF        Seeks to provide current income and capital  Morgan Stanley
Global Real Estate        appreciation.                                Investment Management
Portfolio, Class II                                                    Inc., adviser; Morgan
Shares                                                                 Stanley Investment
                                                                       Management Limited and
                                                                       Morgan Stanley
                                                                       Investment Management
                                                                       Company, subadvisers.
-----------------------------------------------------------------------------------------------

Morgan Stanley UIF Mid    Seeks long-term capital growth by investing  Morgan Stanley
Cap Growth Portfolio,     primarily in common stocks and other equity  Investment Management
Class II Shares           securities.                                  Inc.
-----------------------------------------------------------------------------------------------

Neuberger Berman          Seeks long-term growth of capital by         Neuberger Berman
Advisers Management       investing primarily in common stocks of      Management LLC
Trust International       foreign companies.
Portfolio (Class S)
-----------------------------------------------------------------------------------------------

Oppenheimer Global        Seeks long-term capital appreciation by      OppenheimerFunds, Inc.
Securities Fund/VA,       investing a substantial portion of its
Service Shares            assets in securities of foreign issuers,
                          "growth-type" companies, cyclical
                          industries and special situations that are
                          considered to have appreciation
                          possibilities.
-----------------------------------------------------------------------------------------------

Oppenheimer Global        Seeks a high level of current income         OppenheimerFunds, Inc.
Strategic Income          principally derived from interest on debt
Fund/VA, Service Shares   securities.
-----------------------------------------------------------------------------------------------

Oppenheimer Main Street   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Small- & Mid-Cap
Fund(R)/VA, Service
Shares
-----------------------------------------------------------------------------------------------

PIMCO VIT All Asset       Seeks maximum real return consistent with    Pacific Investment
Portfolio, Advisor Share  preservation of real capital and prudent     Management Company LLC
Class                     investment management.                       (PIMCO)
-----------------------------------------------------------------------------------------------

PIMCO VIT Global Multi-   Seeks total return which exceeds that of a   Pacific Investment
Asset Portfolio, Advisor  blend of 60% MSCI World Index/40% Barclays   Management Company LLC
Class                     Capital U.S. Aggregate Index.                (PIMCO)
-----------------------------------------------------------------------------------------------

Putnam VT Multi-Cap       Seeks long-term capital appreciation.        Putnam Investment
Growth Fund - Class IB                                                 Management, LLC
Shares
-----------------------------------------------------------------------------------------------

Royce Capital             Seeks long-term growth of capital.           Royce & Associates, LLC
Fund - Micro-Cap
Portfolio, Investment
Class
-----------------------------------------------------------------------------------------------

Third Avenue Value        Seeks long-term capital appreciation by      Third Avenue Management
Portfolio                 acquiring common stocks of well-financed     LLC
                          companies (meaning companies with high
                          quality assets and conservative levels of
                          liabilities) at a discount to what the
                          Adviser believes is their intrinsic value.
-----------------------------------------------------------------------------------------------

Variable                  Seeks high level of total return that is     Columbia Management
Portfolio - Aggressive    consistent with an aggressive level of       Investment Advisers, LLC
Portfolio (Class 2)       risk. This is a "fund of funds" and seeks
                          to achieve its objective by investing in a
                          combination of underlying funds. The fund
                          invests primarily in underlying funds that
                          invest in equity securities and also
                          invests a small amount in underlying funds
                          that invest in fixed income securities.
-----------------------------------------------------------------------------------------------




               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  19

-----------------------------------------------------------------------------------------------
INVESTING IN              INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
Variable                  Seeks high level of total return that is     Columbia Management
Portfolio - Aggressive    consistent with an aggressive level of       Investment Advisers, LLC
Portfolio (Class 4)       risk. This is a "fund of funds" and seeks
                          to achieve its objective by investing in a
                          combination of underlying funds. The fund
                          invests primarily in underlying funds that
                          invest in equity securities and also
                          invests a small amount in underlying funds
                          that invest in fixed income securities.
-----------------------------------------------------------------------------------------------

Variable                  Seeks high level of total return that is     Columbia Management
Portfolio - Conservative  consistent with a conservative level of      Investment Advisers, LLC
Portfolio (Class 2)       risk. This is a "fund of funds" and seeks
                          to achieve its objective by investing in a
                          combination of underlying funds. The fund
                          invests primarily in underlying funds that
                          invest in fixed income securities.
-----------------------------------------------------------------------------------------------

Variable Portfolio        Seeks high level of total return that is     Columbia Management
 - Conservative           consistent with a conservative level of      Investment Advisers, LLC
Portfolio (Class 4)       risk. This is a "fund of funds" and seeks
                          to achieve its objective by investing in a
                          combination of underlying funds. The fund
                          invests primarily in underlying funds that
                          invest in fixed income securities.
-----------------------------------------------------------------------------------------------

Variable                  Seeks long-term capital growth.              Columbia Management
Portfolio - Davis New                                                  Investment Advisers,
York Venture Fund (Class                                               LLC, adviser; Davis
3)                                                                     Selected Advisers, L.P.,
                                                                       subadviser.
-----------------------------------------------------------------------------------------------

Variable                  Seeks long-term growth of capital.           Columbia Management
Portfolio - Goldman                                                    Investment Advisers,
Sachs Mid Cap Value Fund                                               LLC, adviser; Goldman
(Class 3)                                                              Sachs Asset Management,
                                                                       L.P., subadviser.
-----------------------------------------------------------------------------------------------

Variable                  Seeks high level of total return that is     Columbia Management
Portfolio - Moderate      consistent with a moderate level of risk.    Investment Advisers, LLC
Portfolio (Class 2)       This is a "fund of funds" and seeks to
                          achieve its objective by investing in a
                          combination of underlying funds. The fund
                          invests primarily in a balance of
                          underlying funds that invest in fixed
                          income securities and underlying funds that
                          invest in equity securities.
-----------------------------------------------------------------------------------------------

Variable                  Seeks high level of total return that is     Columbia Management
Portfolio - Moderate      consistent with a moderate level of risk.    Investment Advisers, LLC
Portfolio (Class 4)       This is a "fund of funds" and seeks to
                          achieve its objective by investing in a
                          combination of underlying funds. The fund
                          invests primarily in a balance of
                          underlying funds that invest in fixed
                          income securities and underlying funds that
                          invest in equity securities.
-----------------------------------------------------------------------------------------------

Variable                  Seeks high level of total return that is     Columbia Management
Portfolio - Moderately    consistent with a moderately aggressive      Investment Advisers, LLC
Aggressive Portfolio      level of risk. This is a "fund of funds"
(Class 2)                 and seeks to achieve its objective by
                          investing in a combination of underlying
                          funds. The fund invests primarily in
                          underlying funds that invest in equity
                          securities and also invests a moderate
                          amount in underlying funds that invest in
                          fixed income securities.
-----------------------------------------------------------------------------------------------




20  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

-----------------------------------------------------------------------------------------------
INVESTING IN              INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
Variable                  Seeks high level of total return that is     Columbia Management
Portfolio - Moderately    consistent with a moderately aggressive      Investment Advisers, LLC
Aggressive Portfolio      level of risk. This is a "fund of funds"
(Class 4)                 and seeks to achieve its objective by
                          investing in a combination of underlying
                          funds. The fund invests primarily in
                          underlying funds that invest in equity
                          securities and also invests a moderate
                          amount in underlying funds that invest in
                          fixed income securities.
-----------------------------------------------------------------------------------------------

Variable                  Seeks high level of total return that is     Columbia Management
Portfolio - Moderately    consistent with a moderately conservative    Investment Advisers, LLC
Conservative Portfolio    level of risk. This is a "fund of funds"
(Class 2)                 and seeks to achieve its objective by
                          investing in a combination of underlying
                          funds. The fund invests primarily in
                          underlying funds that invest in fixed
                          income securities and also invests a
                          moderate amount in underlying funds that
                          invest in equity securities.
-----------------------------------------------------------------------------------------------

Variable                  Seeks high level of total return that is     Columbia Management
Portfolio - Moderately    consistent with a moderately conservative    Investment Advisers, LLC
Conservative Portfolio    level of risk. This is a "fund of funds"
(Class 4)                 and seeks to achieve its objective by
                          investing in a combination of underlying
                          funds. The fund invests primarily in
                          underlying funds that invest in fixed
                          income securities and also invests a
                          moderate amount in underlying funds that
                          invest in equity securities.
-----------------------------------------------------------------------------------------------

Variable                  Seeks long-term capital appreciation.        Columbia Management
Portfolio - Partners                                                   Investment Advisers,
Small Cap Value Fund                                                   LLC, adviser; Barrow,
(Class 3)                                                              Hanley, Mewhinney &
                                                                       Strauss, Inc., Denver
                                                                       Investment Advisors LLC,
                                                                       Donald Smith & Co.,
                                                                       Inc., River Road Asset
                                                                       Management, LLC and
                                                                       Turner Investment
                                                                       Partners, Inc.,
                                                                       subadvisers.
-----------------------------------------------------------------------------------------------

Wanger International      Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                       Management, LLC
-----------------------------------------------------------------------------------------------

Wanger USA                Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                       Management, LLC
-----------------------------------------------------------------------------------------------

Wells Fargo Advantage VT  Seeks long-term total return, consisting of  Wells Fargo Funds
Index Asset Allocation    capital appreciation and current income.     Management, LLC,
Fund - Class 2                                                         adviser; Wells Capital
                                                                       Management Inc., sub-
                                                                       adviser.
-----------------------------------------------------------------------------------------------

Wells Fargo Advantage VT  Seeks long-term capital appreciation.        Wells Fargo Funds
International Equity                                                   Management, LLC,
Fund - Class 2                                                         adviser; Wells Capital
                                                                       Management Inc., sub-
                                                                       adviser.
-----------------------------------------------------------------------------------------------

Wells Fargo Advantage VT  Seeks long-term capital appreciation.        Wells Fargo Funds
Small Cap Growth                                                       Management, LLC,
Fund - Class 2                                                         adviser; Wells Capital
                                                                       Management Inc., sub-
                                                                       adviser.
-----------------------------------------------------------------------------------------------



THE FIXED ACCOUNT

You also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the

               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS 21 investments of the general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and the RiverSource Life's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract - Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner or an annuitant if you are 90 or younger.

The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account and/or to the fixed account in tenth of a percent increments. We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following: (1) a partial surrender from the fixed account; or (2) a lump sum from the fixed account to the subaccounts.



If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. This means that the contract will be annuitized (converted to a stream of monthly payments), and the first payment will be sent on the settlement date. If your contract is annuitized, the contract goes into payout mode and only annuity payout provisions continue. Unless Annuity Payout Plan E is elected, you will no longer have access to your contract value. In addition, the death benefit and any optional benefits you have elected will end. When we processed your application, we established the settlement date as the maximum age (or contract anniversary, if applicable). We have established a new maximum age (or contract anniversary) as described below. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

Generally, the settlement date must be no later than the annuitant's 95th birthday or the tenth contract anniversary. If the annuitant was age 95 or older and past the tenth contract anniversary when the new maximum was established, the new settlement date was set to a birthday later than age 95. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.

Six months prior to your settlement date, we will contact you with your options, including the option to postpone your annuitization start date to a future date. If you do not make an election, annuity payouts using the contract's default option of Annuity Payout Plan B -- life annuity with 10 years certain will begin on the settlement date, and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, payments will continue until 10 years of payments have been made.

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new settlement date, your contract will not be automatically annuitized. If you satisfy your RMDs for a qualified annuity in the form of partial surrenders from this contract, you are electing to defer annuitizing your contract. Contract owners of IRAs and TSAs may also be able to satisfy RMDs by electing other IRAs or TSAs, and in that case, will delay the start of annuity payouts for these contracts.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account

22 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS until we receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)
  If paying by installments under a scheduled payment plan:

     $50 per month

  If paying by any other method:

     $50

(1) If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)
  $100,000 for ages through 85

  $50,000 for ages 86 to 90

(2) These limits to annual contributions apply in total to all RiverSource Life annuities you own. We reserve the right to increase maximum annual limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


We will consider your contract void from the start if we do not receive your initial purchase payment within 180 days from the application signed date.


Except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

 1BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474


 2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.


PURCHASE PAYMENT CREDITS
We add a credit to your contract in the amount of:

- 1% of each purchase payment received:

  - if you elect the ten-year surrender charge schedule* for your contract; OR

  - if you elect the seven-year surrender charge schedule for your contract AND your initial purchase payment to the contract is at least $100,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule* for your contract and your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")

* The ten-year surrender charge is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  23

To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits**.

Surrender charges under the contract may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated them. Because of higher charges, there could be circumstances where you may be worse off purchasing this contract with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full withdrawal in years five through ten. We pay for the credits primarily through revenue from a higher and longer withdrawal charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

** For contracts purchased in Oregon, we will not assess a charge equal to the amount of the purchase payment credits upon payment of a death benefit or surrender.

LIMITATIONS ON USE OF CONTRACT
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. Subject to state regulatory requirements, we prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.


24  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

MAV RIDER FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.15% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

EEB RIDER FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you chose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) You may select either the MAV or EEB riders. Or you may select the MAV and the EEB. Riders may not be available in all states. The MAV and EEB are only available if you and the annuitant are 75 or younger at the rider effective date.

PN RIDER FEE
Before May 10, 2010, we deducted an annual charge of 0.10% of your contract value less any excluded accounts on your contract anniversary at the end of each contract year. This fee is no longer applicable beginning May 10, 2010.

SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA is defined as the greater of:

- 10% of the contract value on the prior contract anniversary; or

- current contract earnings.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, or the fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  25

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:


                SEVEN-YEAR SCHEDULE                                   TEN-YEAR SCHEDULE*
NUMBER OF COMPLETED YEARS FROM    SURRENDER CHARGE    NUMBER OF COMPLETED YEARS FROM    SURRENDER CHARGE
DATE OF EACH PURCHASE PAYMENT        PERCENTAGE        DATE OF EACH PURCHASE PAYMENT       PERCENTAGE
               0                          7%                         0                          8%

               1                          7                          1                          8

               2                          7                          2                          8

               3                          6                          3                          7

               4                          5                          4                          7

               5                          4                          5                          6

               6                          2                          6                          5

               7                          0                          7                          4

                                                                     8                          3

                                                                     9                          2

                                                                    10                          0


* The ten-year surrender charge schedule is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary for all payments regardless of when payments are made.

PARTIAL SURRENDERS
For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE:
Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

                                    $1,000
AMOUNT REQUESTED-------      OR     ------  = $1,075.27
1.00 - SURRENDER CHARGE               .93


By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.


                                                                    ASSUMED INVESTMENT RATE
                                                                   3.50%              5.00%

Qualified annuity discount rate                                    4.72%              6.22%

Nonqualified annuity discount rate                                 4.92%              6.42%


SURRENDER CHARGE CALCULATION EXAMPLE
The following is an example of the calculation we would make to determine the surrender charge on a contract that contains a seven-year surrender charge schedule with this history:

- We received these payments:

  - $10,000 paid on the contract date;

  - $8,000 paid during the sixth contract year;

  - $6,000 paid during the eighth contract year; and

- The owner surrenders the contract for its total contract value of $26,500 during the tenth contract year and had not made any other surrenders during that contract year; and

- The contract value was $28,000 on the ninth contract anniversary.


26  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

SURRENDER CHARGE  EXPLANATION
      $  0        $2,500 is contract earnings surrendered without charge; and
         0        $300 is 10% of the prior anniversary's contract value that is in excess of contract earnings surrendered without charge (from above).
                  10% of $28,000 = $2,800 - $2,500 = $300
         0        $10,000 purchase payment was received eight or more years before surrender and is surrendered without surrender charge; and
       480        $8,000 purchase payment is surrendered with a 6% surrender charge since there have been 3 completed years from date of purchase payment; and
       420        $6,000 purchase payment is surrendered with a 7% surrender charge since there has been 1 completed year from date of purchase payment.
      ----
      $900


WAIVER OF SURRENDER CHARGES
We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon regardless of when payments are made.

- to the extent that they exceed the greater of contract earnings or 10% of the contract value on the prior contract anniversary, required minimum distributions from a qualified annuity. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;

- contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;

- amounts we refund to you during the free look period*;

- death benefits*; and

- surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 at contract issue. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender if you provide proof satisfactory to us that, as of the date you request the surrender, you or the annuitant are confined to a nursing home and have been for the prior 90 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectus for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  27

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out,

- minus any prorated portion of the contract administrative charge;

- minus any prorated portion of the MAV rider fee (if selected); and

- minus any prorated portion of the EEB rider fee (if selected).

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payments credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount or we assess a contract administrative charge, surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and a deduction of:

- a prorated portion of the contract administrative charge;

- a prorated portion of the MAV rider charge (if selected); and/or

- a prorated portion of the EEB rider charge (if selected).

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and/or

- mortality and expense risk fees.


28  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. You may not set up an automated transfer if the PN program is in effect. The potential effect is to lower your average cost per unit.



HOW DOLLAR-COST AVERAGING WORKS

By investing an
equal number of                                                        NUMBER
dollars each                              AMOUNT     ACCUMULATION     OF UNITS
month ...                       MONTH    INVESTED     UNIT VALUE     PURCHASED
                                 Jan       $100           $20           5.00
                                 Feb        100            18           5.56
you
automatically
buy                (ARROW)       Mar        100            17           5.88
more units when
the                              Apr        100            15           6.67
per unit market
price is low
....                              May        100            16           6.25
                                 Jun        100            18           5.56
                                 Jul        100            17           5.88
and fewer units    (ARROW)       Aug        100            19           5.26
when the per
unit                             Sept       100            21           4.76
market price is
high ...                         Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in numbers no more than one digit past the decimal. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under the Portfolio Navigator Program, (See "Portfolio Navigator Program" below).

PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM)
If you are participating in the PN program, your contract value is allocated to a PN program investment option. The PN program investment options are currently five funds of funds, each of which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds' investment objective ("Portfolio Navigator funds"). You do not need to participate in the PN program to allocate your contract value to one or more of the Portfolio Navigator funds available under the PN program. You may choose to discontinue your participation in the PN program at any time.

The PN program also allows those who participated in a previous version of the PN program and who previously opted out of the transfer of their contract value to Portfolio Navigator funds to remain invested in accordance with a "static" PN program

               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS 29 model portfolio investment option that is not subject to updating or reallocation. For more information on the static model portfolios, see "The static model portfolios" below.

You should review any PN program information, including the prospectus for the funds of funds, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.

THE PORTFOLIO NAVIGATOR FUNDS. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. The funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach. Columbia Management Investment Advisers is the investment adviser of each of the funds of funds, and Columbia Management Investment Advisers or an affiliate is the investment adviser of each of the underlying funds in which the funds of funds invest. Morningstar Associates, LLC serves as an independent consultant to Columbia Management Investment Advisers to provide recommendations regarding portfolio construction and ongoing analysis of the funds of funds. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your contract value under the PN program (regardless of whether you have selected a PN program investment option or have chosen to remain in a static model portfolio). Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management Investment Advisers and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management Investment Advisers and the fund's board of trustees.

Below are the target asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:

1. Variable Portfolio - Aggressive Portfolio: 80% Equity / 20% Fixed Income

2. Variable Portfolio - Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income

3. Variable Portfolio - Moderate Portfolio: 50% Equity / 50% Fixed Income

4. Variable Portfolio - Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income

5. Variable Portfolio - Conservative Portfolio: 20% Equity / 80% Fixed Income

FUND OF FUNDS CONFLICTS OF INTEREST. In providing investment advisory services for the funds of funds and the underlying funds in which the funds of funds invest, Columbia Management Investment Advisers is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which Columbia Management Investment Advisers and its affiliates are subject, see the funds of funds prospectus.

THE STATIC MODEL PORTFOLIOS. If you have chosen to remain invested in a "static" PN program model portfolio investment option, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any updates to the model portfolio or reallocation recommendations. (The last such reallocation recommendation was provided in 2009.) Each model portfolio consists of underlying funds according to the allocation percentages stated for the model portfolio. If you are participating in the PN program through a model portfolio, you instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you choose to remain in a static model portfolio, the investments and investment styles and policies of the underlying funds in which your contract value is invested may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs, even though your allocations to underlying funds do not change. Furthermore, the absence of periodic updating means that existing underlying funds will not be replaced as may be appropriate due to poor performance, changes in management personnel, or other factors.

Although the model portfolios are no longer maintained on an ongoing basis, the asset allocations in the model portfolios may have been affected by conflicts of interest similar to those to which the funds of funds are subject. Certain of the underlying funds in the model portfolios are managed by Columbia Management Investment Advisers or an affiliate while others are not, and we or our affiliate had an incentive to specify greater allocation percentages for the affiliated underlying funds.

PARTICIPATING IN THE PN PROGRAM. You are responsible for determining which investment option is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style that is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio or investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk.

30  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

Similarly, there is no guarantee that the investment option (or the asset mix reflected in the model portfolio, if applicable) you select or have selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your decision to participate in the PN program, your selection of a specific investment option or model portfolio, if applicable, or your decision to change to a different investment option.

Currently, there are five Portfolio Navigator funds (and under the previous PN program five static model portfolio investment options) ranging from conservative to aggressive. You may not use more than one investment option or model portfolio at a time. Each investment option is a fund of funds. Each model portfolio consists of subaccounts and/or the regular fixed account (if included) according to the allocation percentages stated for the model portfolio. If you are participating in the PN program in a model portfolio, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

You may request a change to your fund of funds (or a transfer from your model portfolio to a fund of funds) up to twice per contract year by written request on an authorized form or by another method agreed to by us. We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of investment options based on the amount of your initial purchase payment we accept or your contract value when you take a surrender;

- substitute a fund of funds for your model portfolio, if applicable, if permitted under applicable securities law; and

- discontinue the PN program after 30 days' written notice.

RISKS. Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. By investing in a fund of funds, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a fund of funds, see the prospectus for funds of funds.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while the PN program is in effect. You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.

When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

Subject to state regulatory requirements, we may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES
- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  31

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT INVEST IN THIS CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.


32  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  33

HOW TO REQUEST A TRANSFER OR SURRENDER

 1BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- If the PN program is in effect, you are not allowed to set up automated transfers.

MINIMUM AMOUNT
Transfers or surrenders:  $50

MAXIMUM AMOUNT
Transfers or surrenders: None (except for automated transfers from the fixed account)


 3 BY TELEPHONE

Call:




1-800-862-7919


MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers:                Contract value or entire account balance
Surrenders:               $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.


34  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges, or any applicable optional rider charges (see "Charges"). Federal income taxes and penalties as well as state and local income taxes may also apply (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout
Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

 1BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have a prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  35

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - the distribution is due to plan termination; or

  - you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV or EEB. The terms of the EEB and the MAV will change due to a change of ownership. If either the new owner or the annuitant is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over". We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT


We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death if you die before the settlement start date while this contract is in force. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.



36  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges;

- purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders.



                                  PS X DB-
ADJUSTED PARTIAL SURRENDERS   =      CV



     PS = the amount by which the contract value is reduced as a result of the partial surrender.

     DB = is the death benefit on the date of (but prior to) the partial surrender.

     CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND THE ANNUITANT ARE AGE 80 OR YOUNGER:

- You purchase the contract with a payment of $20,000.

- On the sixth contract anniversary the contract value grows to $30,000.

- During the seventh contract year the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.


We calculate the death benefit as follows:
  The contract value on the most recent sixth contract anniversary:     $30,000.00
  plus purchase payments made since that anniversary:                        +0.00
  minus adjusted partial surrenders taken since that anniversary calculated as:
   $1,500 x $30,000
     $28,000                                                             -1,607.14
                                                                        ----------
   for a death benefit of:                                              $28,392.86




IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES
If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must give us written instructions to continue the contract as owner.

If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

We will not waive surrender charges on contracts continued under the spousal continuation provision.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES
- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, with the contract value equal to the death benefit that would otherwise have been paid or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  37

  If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

  We will not waive surrender charges on contracts continued under the spousal continuation provision.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

Additionally, any optional riders, if selected, will terminate. In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.

DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). If the beneficiary chooses the checking account option, the proceeds will be deposited into an interest bearing checking account issued by Ameriprise Bank, FSB, member FDIC unless the beneficiary fails to meet the requirements of using this option.

OPTIONAL BENEFITS

The assets held in our general account support the guarantees under your contract, including optional death benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)
The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.

If both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract. We will determine the rider effective date for the MAV added after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date, we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value less any purchase payment credits, subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders; or


38  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV

- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

EXAMPLE

- You add the MAV when your contract value is $20,000.

- On the first contract anniversary after the rider effective date the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.


We calculate the death benefit as follows:

The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
        Greatest of your contract anniversary contract values:                           $  24,000

        plus purchase payments made since that anniversary:                                     +0

        minus adjusted partial surrenders, calculated as:
        ($1,500 x $24,000)                                                                  -1,636
              $22,000       =                                                             --------
        for a death benefit of:                                                          $  22,364



IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to keep the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)
The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides reduced benefits if you or the annuitant is age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary after the rider effective date. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your financial advisor whether or not the EEB is appropriate for your situation.

If both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract. We will determine the rider effective date for the EEB added after we issue the contract according to terms determined by us and at our sole discretion.

The EEB provides that if you or the annuitant dies after the first contract anniversary after the rider effective date, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit") or the MAV death benefit amount, if applicable,


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  39

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date; or

- 15% of your earnings at death if you or the annuitant were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB: If the rider effective date for the EEB is the contract issue date, earnings at death is an amount equal to:

- the standard death benefit amount or the MAV death benefit amount, if applicable (the "death benefit amount")

- MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

- MINUS the greater of:

  - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

  - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date.

- PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

- the greater of:

  - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

  - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since the rider effective date

- PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB

- You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

EXAMPLE OF THE EEB

- You purchased the contract with a purchase payment of $100,000. You add the EEB rider when your contract value is $100,000 and both you and the annuitant are under age 70. You selected the seven-year surrender charge schedule, the MAV and the EEB.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary after the rider effective date so the EEB does not provide any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. The death benefit equals:


     MAV death benefit amount (contract value):                           $110,000
     plus the EEB which equals 40% of earnings at death (MAV death benefit amount minus payments not previously surrendered):
     0.40 x ($110,000 - $100,000) =                                         +4,000
                                                                          --------
  Total death benefit of:                                                 $114,000




40  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

     MAV death benefit amount (maximum anniversary value):                $110,000
     plus the EEB (40% of earnings at death):
     0.40 x ($110,000 - $100,000) =                                         +4,000
                                                                          --------
  Total death benefit of:                                                 $114,000


- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 5% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 5% surrender charge because your purchase payment is four years old, so we will surrender $39,500 ($37,525 + $1,975 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $48,025. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

  MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

        $110,000 - ($50,000 x $110,000) =
                         $105,000$                                                          $57,619
  plus the EEB (40% of earnings at death):
  0.40 x ($57,619 - $55,000) =                                                               +1,048
                                                                                            -------
Total death benefit of:                                                                     $58,667


- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58.667. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:

     MAV death benefit amount (contract value):                           $200,000
     plus the EEB (40% of earnings at death)
     .40 x 2.50 x ($55,000) =                                              +55,000
                                                                          --------
  Total death benefit of:                                                 $255,000


- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

     MAV death benefit amount (contract value):                           $250,000
     plus the EEB (40% of earnings at death, up to a maximum of 100%
     of purchase payments not previously surrendered that are one or more years old)
     0.40 x 2.50 x ($55,000) =                                             +55,000
                                                                          --------
  Total death benefit of:                                                 $305,000


- During the eleventh contract year the contract value remains $250,000 and the "new" purchase payment is now one year old. The value of the EEB changes. The death benefit equals:

     MAV death benefit amount (contract value):                           $250,000
     plus the EEB which equals 40% of earnings at death (the standard death benefit amount minus payments not previously surrendered):
     0.40 x ($250,000 - $105,000) =                                        +58,000
                                                                          --------
  Total death benefit of:                                                 $308,000


IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract then he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  41

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:
- the annuity payout plan you select;

- the annuitant's age and, in most cases, the annuitant's sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the

42 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. For qualified annuities, the discount rate we use in the calculation will be either 4.72% or 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

ANNUITY PAYOUTS: Generally, unlike surrenders described below, the taxation of annuity payouts are subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout

               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS 43 plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the new partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.

SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.



The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.



DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also "Benefits in Case of Death -- If You Die Before the Settlement Date").



MEDICARE CONTRIBUTION TAX: Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) will be subject to a new 3.8% Medicare contribution tax (as an addition to income taxes). For individuals, the 3.8% tax will apply to the lesser of (1) the amount by which the taxpayer's modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer's "net investment income." Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.



ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income will generally remain tax-deferred until surrendered or paid out.


PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be

44 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.



1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contract while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer of one policy or contract for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, or (4) the exchange of a qualified long-term care insurance contract for a qualified long-term insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.



For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange. Different IRS limitations on surrenders apply to partial exchanges completed prior to October 24, 2011.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth
IRAs) are subject to special RMD rules.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for

               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS 45 the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.



The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.


WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);




- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);


- to pay certain medical or education expenses (IRAs only); or

- if the distribution is made from an inherited IRA.

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also "Benefits in Case of Death -- If you Die Before the Settlement Date").

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.


46  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  47

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 0.25% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its financial advisors in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your financial advisor and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS



Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life is responding to regulatory audits, market conduct examinations and other inquiries (including inquiries from the State of Minnesota). RiverSource Life has cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries.



RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a


48 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  49

APPENDIX: CONDENSED FINANCIAL INFORMATION (UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2011.





VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                         2011       2010     2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning
  of period                                 $1.26      $1.07    $0.71    $1.36    $1.14    $1.06    $1.00       --       --       --
Accumulation unit value at end of
  period                                    $0.96      $1.26    $1.07    $0.71    $1.36    $1.14    $1.06       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  3,348      4,452    5,299    3,750    4,111   14,120    2,021       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning
  of period                                 $1.06      $0.95    $0.80    $1.35    $1.30    $1.12    $1.08    $0.98    $0.74    $0.96
Accumulation unit value at end of
  period                                    $1.12      $1.06    $0.95    $0.80    $1.35    $1.30    $1.12    $1.08    $0.98    $0.74
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 48,468     55,671   68,595   84,420  116,725  135,093  149,316  125,010   82,114   43,189
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning
  of period                                 $1.69      $1.63    $1.23    $2.64    $2.52    $1.88    $1.63    $1.31    $0.92    $0.98
Accumulation unit value at end of
  period                                    $1.35      $1.69    $1.63    $1.23    $2.64    $2.52    $1.88    $1.63    $1.31    $0.92
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 83,009    102,937  150,692  202,780  217,241  203,016  153,107   70,504   34,604   12,313
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS I (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.24      $1.10    $0.83    $1.52    $1.30    $1.04    $0.93    $0.81    $0.66    $0.83
Accumulation unit value at end of
  period                                    $1.08      $1.24    $1.10    $0.83    $1.52    $1.30    $1.04    $0.93    $0.81    $0.66
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  7,587      9,999   12,855   16,842   22,009   24,450   28,073   28,284   27,256   26,878
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit value at beginning
  of period                                 $1.03      $0.87    $0.68    $0.90    $1.00       --       --       --       --       --
Accumulation unit value at end of
  period                                    $1.01      $1.03    $0.87    $0.68    $0.90       --       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 11,208     12,924   48,044   54,402   56,815       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning
  of period                                 $1.06      $0.92    $0.69    $1.19    $0.99    $1.04    $1.00       --       --       --
Accumulation unit value at end of
  period                                    $1.06      $1.06    $0.92    $0.69    $1.19    $0.99    $1.04       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 10,122     11,063   11,805   12,809   13,321   78,916   10,074       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.71      $1.52    $1.28    $1.76    $1.87    $1.59    $1.52    $1.34    $1.05    $1.21
Accumulation unit value at end of
  period                                    $1.72      $1.71    $1.52    $1.28    $1.76    $1.87    $1.59    $1.52    $1.34    $1.05
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 14,862     19,329   24,377   28,576   41,125   47,446   53,724   50,678   46,232   43,222
------------------------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (5/1/2000)
Accumulation unit value at beginning
  of period                                 $1.07      $0.97    $0.78    $1.14    $1.12    $1.04    $0.99    $0.92    $0.78    $0.89
Accumulation unit value at end of
  period                                    $1.12      $1.07    $0.97    $0.78    $1.14    $1.12    $1.04    $0.99    $0.92    $0.78
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 12,719     14,304   15,940   18,431   21,893   24,975   23,850   20,551   15,315    9,520
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.19      $1.07    $0.86    $1.24    $1.23    $1.08    $1.05    $0.97    $0.81    $0.94
Accumulation unit value at end of
  period                                    $1.21      $1.19    $1.07    $0.86    $1.24    $1.23    $1.08    $1.05    $0.97    $0.81
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 53,355     61,921   74,529   61,707   86,628   89,309   92,705   84,704   79,035   64,273
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.21      $1.22    $1.22    $1.20    $1.16    $1.12    $1.10    $1.10    $1.10    $1.09
Accumulation unit value at end of
  period                                    $1.20      $1.21    $1.22    $1.22    $1.20    $1.16    $1.12    $1.10    $1.10    $1.10
Number of accumulation units
  outstanding at end of period (000
  omitted)                                124,252    134,040  197,288  399,214  286,121  258,492  193,996  187,100  203,753  255,251
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.59      $1.48    $1.30    $1.40    $1.34    $1.30    $1.28    $1.23    $1.19    $1.13
Accumulation unit value at end of
  period                                    $1.69      $1.59    $1.48    $1.30    $1.40    $1.34    $1.30    $1.28    $1.23    $1.19
Number of accumulation units
  outstanding at end of period (000
  omitted)                                232,229    282,705  638,984  610,707  599,680  511,100  332,677  221,377  188,939  154,530
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.68      $1.45    $1.15    $1.94    $1.81    $1.52    $1.35    $1.15    $0.82    $1.02
Accumulation unit value at end of
  period                                    $1.59      $1.68    $1.45    $1.15    $1.94    $1.81    $1.52    $1.35    $1.15    $0.82
Number of accumulation units
  outstanding at end of period (000
  omitted)                                206,688    256,449  508,061  530,216  560,416  585,144  408,559  255,776  134,486   86,442
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning
  of period                                 $0.80      $0.69    $0.56    $0.98    $0.96    $0.84    $0.79    $0.75    $0.59    $0.76
Accumulation unit value at end of
  period                                    $0.84      $0.80    $0.69    $0.56    $0.98    $0.96    $0.84    $0.79    $0.75    $0.59
Number of accumulation units
  outstanding at end of period (000
  omitted)                                186,291    218,715  257,537  301,682  383,078  450,207  263,828  130,790   69,981   52,124
------------------------------------------------------------------------------------------------------------------------------------



50  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                         2011       2010     2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (5/1/2000)
Accumulation unit value at beginning
  of period                                 $2.65      $2.23    $1.29    $2.81    $2.05    $1.54    $1.16    $0.94    $0.68    $0.72
Accumulation unit value at end of
  period                                    $2.08      $2.65    $2.23    $1.29    $2.81    $2.05    $1.54    $1.16    $0.94    $0.68
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 46,641     56,730   80,593  111,551   89,546   89,672   75,520   22,549    8,256    4,750
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.78      $1.68    $1.52    $1.54    $1.44    $1.36    $1.44    $1.32    $1.18    $1.03
Accumulation unit value at end of
  period                                    $1.85      $1.78    $1.68    $1.52    $1.54    $1.44    $1.36    $1.44    $1.32    $1.18
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 73,158     88,623  195,536  201,728  204,316  169,931  130,135   82,347   51,936   31,133
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit value at beginning
  of period                                 $1.23      $1.19    $1.12    $1.13    $1.05    $1.05    $1.03    $1.00       --       --
Accumulation unit value at end of
  period                                    $1.34      $1.23    $1.19    $1.12    $1.13    $1.05    $1.05    $1.03       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 82,435     92,837  302,524  171,393  147,400  161,490   91,038    2,274       --       --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.78      $1.57    $1.03    $1.39    $1.37    $1.25    $1.21    $1.09    $0.88    $0.95
Accumulation unit value at end of
  period                                    $1.87      $1.78    $1.57    $1.03    $1.39    $1.37    $1.25    $1.21    $1.09    $0.88
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 91,967    111,083  137,350  147,297  218,538  251,768  262,154  242,254  177,150   93,845
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit value at beginning
  of period                                 $1.49      $1.33    $0.94    $1.16    $1.14    $1.07    $1.04    $1.00       --       --
Accumulation unit value at end of
  period                                    $1.57      $1.49    $1.33    $0.94    $1.16    $1.14    $1.07    $1.04       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 49,398     56,452  229,076  128,653  116,516  109,316   29,477    1,052       --       --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.06      $0.94    $0.74    $1.26    $1.12    $0.91    $0.81    $0.69    $0.55    $0.67
Accumulation unit value at end of
  period                                    $0.92      $1.06    $0.94    $0.74    $1.26    $1.12    $0.91    $0.81    $0.69    $0.55
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 32,942     39,494   48,442   55,412   75,421   80,961   77,787   51,446   23,614   20,012
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning
  of period                                 $0.65      $0.56    $0.41    $0.75    $0.73    $0.66    $0.62    $0.57    $0.48    $0.65
Accumulation unit value at end of
  period                                    $0.63      $0.65    $0.56    $0.41    $0.75    $0.73    $0.66    $0.62    $0.57    $0.48
Number of accumulation units
  outstanding at end of period (000
  omitted)                                104,494    124,302  147,034  180,650  283,769  326,108  323,849  191,140  192,314  135,693
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2006)
Accumulation unit value at beginning
  of period                                 $1.09      $0.90    $0.72    $1.19    $1.02    $1.00       --       --       --       --
Accumulation unit value at end of
  period                                    $1.05      $1.09    $0.90    $0.72    $1.19    $1.02       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 70,116     86,635  378,240  310,527  204,077  121,798       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2006)
Accumulation unit value at beginning
  of period                                 $1.00      $0.89    $0.65    $1.27    $1.07    $1.00       --       --       --       --
Accumulation unit value at end of
  period                                    $0.83      $1.00    $0.89    $0.65    $1.27    $1.07       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 20,933     26,527   32,788   41,006   32,112   59,299       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (5/1/2001)
Accumulation unit value at beginning
  of period                                 $1.53      $1.22    $0.75    $1.37    $1.22    $1.23    $1.12    $1.04    $0.85    $1.00
Accumulation unit value at end of
  period                                    $1.29      $1.53    $1.22    $0.75    $1.37    $1.22    $1.23    $1.12    $1.04    $0.85
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 28,726     34,995   40,215   38,730   50,337   62,826   47,283   53,376   42,780   16,388
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/2/2005)
Accumulation unit value at beginning
  of period                                 $1.38      $1.14    $0.81    $1.49    $1.36    $1.19    $1.00       --       --       --
Accumulation unit value at end of
  period                                    $1.26      $1.38    $1.14    $0.81    $1.49    $1.36    $1.19       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 25,903     33,723   57,405   76,989   71,709  101,239    6,605       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (5/1/2000)
Accumulation unit value at beginning
  of period                                 $0.93      $0.81    $0.65    $1.04    $1.00    $0.87    $0.84    $0.77    $0.61    $0.79
Accumulation unit value at end of
  period                                    $0.93      $0.93    $0.81    $0.65    $1.04    $1.00    $0.87    $0.84    $0.77    $0.61
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 65,653     77,987   91,208  100,420  127,010  139,008  154,949  144,039  103,587   64,771
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit value at beginning
  of period                                 $1.19      $1.00    $0.80    $1.33    $1.34    $1.14    $1.10    $1.00       --       --
Accumulation unit value at end of
  period                                    $1.17      $1.19    $1.00    $0.80    $1.33    $1.34    $1.14    $1.10       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  9,950     10,640    6,269    5,696    7,988    7,937    6,232    3,498       --       --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.79      $1.42    $1.03    $1.68    $1.77    $1.60    $1.53    $1.30    $0.89    $1.08
Accumulation unit value at end of
  period                                    $1.63      $1.79    $1.42    $1.03    $1.68    $1.77    $1.60    $1.53    $1.30    $0.89
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 16,466     19,549   21,859   26,621   38,095   49,721   59,243   61,563   44,627   29,202
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.36      $1.33    $1.27    $1.31    $1.25    $1.22    $1.21    $1.21    $1.20    $1.14
Accumulation unit value at end of
  period                                    $1.37      $1.36    $1.33    $1.27    $1.31    $1.25    $1.22    $1.21    $1.21    $1.20
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 78,480     95,906  109,059  125,698  120,018  125,729  145,087  160,725  155,718  124,866
------------------------------------------------------------------------------------------------------------------------------------



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  51

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                       2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit value at beginning
  of period                                 $1.02      $0.88    $0.74    $1.13    $0.97    $1.00       --       --       --       --
Accumulation unit value at end of
  period                                    $0.89      $1.02    $0.88    $0.74    $1.13    $0.97       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 38,081     37,446   39,767   30,400   17,045   51,380       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning
  of period                                 $1.17      $1.08    $0.75    $1.04    $1.03    $1.00       --       --       --       --
Accumulation unit value at end of
  period                                    $1.19      $1.17    $1.08    $0.75    $1.04    $1.03       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 74,599     74,514  162,181  119,741  111,086  103,830       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning
  of period                                 $1.07      $0.92    $0.68    $1.20    $1.03    $1.00       --       --       --       --
Accumulation unit value at end of
  period                                    $1.03      $1.07    $0.92    $0.68    $1.20    $1.03       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                162,922    192,769  269,589  398,515  294,643  244,121       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.06      $0.93    $0.74    $1.28    $1.15    $1.03    $0.96    $0.92    $0.75    $0.90
Accumulation unit value at end of
  period                                    $1.07      $1.06    $0.93    $0.74    $1.28    $1.15    $1.03    $0.96    $0.92    $0.75
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 28,379     37,384   48,395   58,690   78,090   92,368  107,380  122,387  119,334  108,027
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (9/15/1999)
Accumulation unit value at beginning
  of period                                 $3.85      $3.02    $2.17    $3.61    $3.15    $2.82    $2.41    $1.94    $1.41    $1.58
Accumulation unit value at end of
  period                                    $3.41      $3.85    $3.02    $2.17    $3.61    $3.15    $2.82    $2.41    $1.94    $1.41
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 20,066     27,026   35,956   44,234   56,323   67,426   72,759   73,206   67,863   63,268
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.23      $1.10    $0.87    $1.57    $1.35    $1.15    $0.97    $0.86    $0.61    $0.77
Accumulation unit value at end of
  period                                    $1.01      $1.23    $1.10    $0.87    $1.57    $1.35    $1.15    $0.97    $0.86    $0.61
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 11,310     15,374   20,415   25,280   33,656   38,789   40,988   42,151   31,628   28,991
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (9/15/1999)
Accumulation unit value at beginning
  of period                                 $2.06      $1.71    $1.45    $2.53    $3.23    $2.70    $2.39    $1.83    $1.36    $1.34
Accumulation unit value at end of
  period                                    $1.93      $2.06    $1.71    $1.45    $2.53    $3.23    $2.70    $2.39    $1.83    $1.36
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 36,714     42,372   50,767   62,873   93,100  128,540  139,618  120,456   87,330   59,317
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/15/1999)
Accumulation unit value at beginning
  of period                                 $2.58      $2.02    $1.58    $2.38    $2.45    $2.11    $1.96    $1.59    $1.21    $1.35
Accumulation unit value at end of
  period                                    $2.46      $2.58    $2.02    $1.58    $2.38    $2.45    $2.11    $1.96    $1.59    $1.21
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 28,384     34,971   42,025   52,033   66,946   78,886   78,073   59,293   43,978   29,743
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning
  of period                                 $2.80      $2.26    $1.71    $2.73    $2.67    $2.31    $2.07    $1.65    $1.30    $1.37
Accumulation unit value at end of
  period                                    $2.60      $2.80    $2.26    $1.71    $2.73    $2.67    $2.31    $2.07    $1.65    $1.30
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 52,628     64,121   78,043   97,291  139,637  163,687  174,918  115,616   83,015   56,079
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.75      $1.35    $1.07    $1.63    $1.97    $1.76    $1.68    $1.45    $1.00    $1.19
Accumulation unit value at end of
  period                                    $1.74      $1.75    $1.35    $1.07    $1.63    $1.97    $1.76    $1.68    $1.45    $1.00
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  2,476      3,153    3,757    4,574    6,389    8,977   10,823   12,173   13,511   14,285
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning
  of period                                 $0.96      $0.85    $0.71    $1.14    $1.16    $1.04    $0.98    $0.86    $0.67    $0.86
Accumulation unit value at end of
  period                                    $0.99      $0.96    $0.85    $0.71    $1.14    $1.16    $1.04    $0.98    $0.86    $0.67
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 73,864     90,486  108,298  131,282  187,585  231,223  248,935  128,074   83,166   71,820
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES* (9/15/1999)
Accumulation unit value at beginning
  of period                                 $0.90      $0.79    $0.65    $1.15    $1.03    $0.98    $0.90    $0.85    $0.66    $0.88
Accumulation unit value at end of
  period                                    $0.82      $0.90    $0.79    $0.65    $1.15    $1.03    $0.98    $0.90    $0.85    $0.66
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 10,318     13,323   17,247   21,777   30,209   38,671   42,185   44,154   44,599   46,932
*Invesco V.I. Capital Appreciation Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital Growth Fund,
Series I Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares changed its name to
Invesco Van Kampen V.I. American Franchise Fund, Series I Shares.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES* (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.82      $1.55    $1.09    $2.08    $1.89    $1.64    $1.50    $1.31    $0.98    $1.25
Accumulation unit value at end of
  period                                    $1.68      $1.82    $1.55    $1.09    $2.08    $1.89    $1.64    $1.50    $1.31    $0.98
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  5,665      5,046    6,556    8,210   11,683   13,834   16,329   18,834   19,915   21,745
*Invesco V.I. Capital Development Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap Growth Fund,
Series I Shares on April 27, 2012.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning
  of period                                 $1.06      $1.01    $0.80    $1.13    $1.02    $1.00       --       --       --       --
Accumulation unit value at end of
  period                                    $1.09      $1.06    $1.01    $0.80    $1.13    $1.02       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  7,312      7,456    8,089    8,014    5,881   33,923       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------



52  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                         2011       2010     2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/1/2005)
Accumulation unit value at beginning
  of period                                 $1.39      $1.24    $0.93    $1.57    $1.39    $1.09    $1.00       --       --       --
Accumulation unit value at end of
  period                                    $1.28      $1.39    $1.24    $0.93    $1.57    $1.39    $1.09       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 30,304     36,189  128,526   99,290   48,018    1,744      127       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (2/4/2004)
Accumulation unit value at beginning
  of period                                 $1.24      $1.08    $0.85    $1.33    $1.37    $1.19    $1.15    $1.00       --       --
Accumulation unit value at end of
  period                                    $1.20      $1.24    $1.08    $0.85    $1.33    $1.37    $1.19    $1.15       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 86,061    100,324  178,986  227,595  224,730  258,223  203,272   36,974       --       --
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning
  of period                                 $0.72      $0.58    $0.41    $0.73    $0.60    $0.54    $0.48    $0.40    $0.30    $0.42
Accumulation unit value at end of
  period                                    $0.71      $0.72    $0.58    $0.41    $0.73    $0.60    $0.54    $0.48    $0.40    $0.30
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 13,345     16,104   19,522   23,257   27,632   29,699   34,555   40,872   48,862   52,428
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning
  of period                                 $0.55      $0.45    $0.29    $0.52    $0.43    $0.40    $0.36    $0.36    $0.25    $0.43
Accumulation unit value at end of
  period                                    $0.50      $0.55    $0.45    $0.29    $0.52    $0.43    $0.40    $0.36    $0.36    $0.25
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 21,201     27,036   27,957   23,828   28,860   30,606   32,606   37,258   40,520   37,200
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning
  of period                                 $0.97      $0.85    $0.63    $1.06    $1.00       --       --       --       --       --
Accumulation unit value at end of
  period                                    $0.91      $0.97    $0.85    $0.63    $1.06       --       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 22,462     31,752  305,123  238,472  154,650       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning
  of period                                 $1.78      $1.44    $0.81    $1.71    $1.34    $0.92    $0.70    $0.60    $0.45    $0.61
Accumulation unit value at end of
  period                                    $1.20      $1.78    $1.44    $0.81    $1.71    $1.34    $0.92    $0.70    $0.60    $0.45
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 40,311     55,565   61,696   69,375   80,158   77,239   72,832   75,760   81,742   81,189
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning
  of period                                 $0.74      $0.67    $0.48    $0.77    $0.70    $0.66    $0.64    $0.59    $0.48    $0.68
Accumulation unit value at end of
  period                                    $0.74      $0.74    $0.67    $0.48    $0.77    $0.70    $0.66    $0.64    $0.59    $0.48
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 47,281     57,389   67,421   63,755   80,158  100,533  117,493  108,239   91,666   69,576
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning
  of period                                 $1.32      $0.98    $0.61    $1.01    $0.99    $0.89    $0.85    $0.81    $0.61    $0.90
Accumulation unit value at end of
  period                                    $1.17      $1.32    $0.98    $0.61    $1.01    $0.99    $0.89    $0.85    $0.81    $0.61
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 25,583     25,934   28,887   32,039   42,261   51,188   62,995   77,406   74,690   59,272
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning
  of period                                 $2.07      $1.83    $1.39    $2.25    $1.78    $1.37    $1.18    $0.92    $0.68    $0.89
Accumulation unit value at end of
  period                                    $2.18      $2.07    $1.83    $1.39    $2.25    $1.78    $1.37    $1.18    $0.92    $0.68
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 46,187     47,357   56,324   67,989   78,212   71,164   55,870   28,362   18,051   10,543
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning
  of period                                 $1.05      $0.86    $0.61    $1.11    $1.23    $1.00       --       --       --       --
Accumulation unit value at end of
  period                                    $0.93      $1.05    $0.86    $0.61    $1.11    $1.23       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 22,051     25,144   67,174   88,969   51,109   51,499       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning
  of period                                 $1.30      $0.99    $0.64    $1.20    $0.99    $1.00       --       --       --       --
Accumulation unit value at end of
  period                                    $1.20      $1.30    $0.99    $0.64    $1.20    $0.99       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 18,214     17,947   18,479   17,546   14,940   37,273       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at beginning
  of period                                 $0.92      $0.76    $0.57    $1.07    $1.04    $1.00       --       --       --       --
Accumulation unit value at end of
  period                                    $0.80      $0.92    $0.76    $0.57    $1.07    $1.04       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  8,478      9,073   75,726   78,811   64,614   57,067       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning
  of period                                 $1.51      $1.31    $0.95    $1.60    $1.52    $1.31    $1.16    $1.00       --       --
Accumulation unit value at end of
  period                                    $1.37      $1.51    $1.31    $0.95    $1.60    $1.52    $1.31    $1.16       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 26,339     29,183   31,543   36,705   48,173   51,514   33,811   11,540       --       --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning
  of period                                 $1.43      $1.25    $1.07    $1.26    $1.16    $1.09    $1.07    $1.00       --       --
Accumulation unit value at end of
  period                                    $1.43      $1.43    $1.25    $1.07    $1.26    $1.16    $1.09    $1.07       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                225,204    265,863  519,119  569,070  536,032  339,587  150,945   22,945       --       --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning
  of period                                 $1.43      $1.17    $0.86    $1.40    $1.43    $1.26    $1.15    $1.00       --       --
Accumulation unit value at end of
  period                                    $1.38      $1.43    $1.17    $0.86    $1.40    $1.43    $1.26    $1.15       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 16,342     19,999   23,658   27,205   34,265   34,462   18,592    7,652       --       --
------------------------------------------------------------------------------------------------------------------------------------



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  53

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                         2011       2010     2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning
  of period                                 $1.26      $1.13    $0.93    $1.12    $1.04    $1.00       --       --       --       --
Accumulation unit value at end of
  period                                    $1.28      $1.26    $1.13    $0.93    $1.12    $1.04       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 69,382     75,522  218,702  228,912  161,214  154,199       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning
  of period                                 $1.13      $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
  period                                    $1.07      $1.13       --       --       --       --       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 14,126     17,030       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (9/15/1999)
Accumulation unit value at beginning
  of period                                 $3.95      $3.07    $1.95    $3.47    $3.36    $2.80    $2.53    $2.24    $1.51    $1.75
Accumulation unit value at end of
  period                                    $3.45      $3.95    $3.07    $1.95    $3.47    $3.36    $2.80    $2.53    $2.24    $1.51
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  6,206      8,319   10,284   12,388   16,842   20,156   22,799   26,803   26,590   25,593
------------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (9/21/1999)
Accumulation unit value at beginning
  of period                                 $2.86      $2.53    $1.75    $3.14    $3.32    $2.89    $2.54    $2.13    $1.51    $1.70
Accumulation unit value at end of
  period                                    $2.24      $2.86    $2.53    $1.75    $3.14    $3.32    $2.89    $2.54    $2.13    $1.51
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  7,101      9,979   12,740   16,209   23,692   28,765   31,916   32,334   31,927   31,335
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning
  of period                                 $1.12      $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
  period                                    $1.08      $1.12       --       --       --       --       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 57,559     22,643       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning
  of period                                 $1.12      $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
  period                                    $1.08      $1.12       --       --       --       --       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                258,558    287,015       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning
  of period                                 $1.05      $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
  period                                    $1.07      $1.05       --       --       --       --       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 81,730     19,114       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning
  of period                                 $1.05      $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
  period                                    $1.07      $1.05       --       --       --       --       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                212,474    171,495       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2006)
Accumulation unit value at beginning
  of period                                 $0.98      $0.89    $0.68    $1.12    $1.09    $1.00       --       --       --       --
Accumulation unit value at end of
  period                                    $0.94      $0.98    $0.89    $0.68    $1.12    $1.09       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 18,111     24,428  303,537  183,635  117,605  123,150       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit value at beginning
  of period                                 $1.40      $1.16    $0.85    $1.36    $1.29    $1.12    $1.12    $1.00       --       --
Accumulation unit value at end of
  period                                    $1.30      $1.40    $1.16    $0.85    $1.36    $1.29    $1.12    $1.12       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  4,276      4,535    5,203    6,409    9,188    9,786   10,247    4,730       --       --
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning
  of period                                 $1.10      $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
  period                                    $1.09      $1.10       --       --       --       --       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                318,883    150,412       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning
  of period                                 $1.10      $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
  period                                    $1.09      $1.10       --       --       --       --       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                              1,448,513  1,625,658       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning
  of period                                 $1.11      $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
  period                                    $1.09      $1.11       --       --       --       --       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                181,157     85,099       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning
  of period                                 $1.11      $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
  period                                    $1.09      $1.11       --       --       --       --       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                998,828  1,122,490       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning
  of period                                 $1.07      $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
  period                                    $1.08      $1.07       --       --       --       --       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                149,512     53,054       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------



54  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                         2011       2010     2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning
  of period                                 $1.07      $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
  period                                    $1.08      $1.07       --       --       --       --       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                439,108    454,692       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (8/14/2001)
Accumulation unit value at beginning
  of period                                 $2.05      $1.66    $1.22    $1.80    $1.91    $1.60    $1.52    $1.28    $0.93    $1.07
Accumulation unit value at end of
  period                                    $1.94      $2.05    $1.66    $1.22    $1.80    $1.91    $1.60    $1.52    $1.28    $0.93
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 39,424     48,893  149,191  156,845  148,793  126,637  127,559   90,541   67,609   43,199
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (9/15/1999)
Accumulation unit value at beginning
  of period                                 $2.61      $2.11    $1.42    $2.62    $2.27    $1.67    $1.38    $1.07    $0.72    $0.85
Accumulation unit value at end of
  period                                    $2.21      $2.61    $2.11    $1.42    $2.62    $2.27    $1.67    $1.38    $1.07    $0.72
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 66,511     80,435  131,326  142,736  164,570  186,862  170,230  104,567   66,022   43,554
------------------------------------------------------------------------------------------------------------------------------------
WANGER USA (9/15/1999)
Accumulation unit value at beginning
  of period                                 $2.05      $1.67    $1.18    $1.98    $1.89    $1.77    $1.60    $1.36    $0.96    $1.16
Accumulation unit value at end of
  period                                    $1.96      $2.05    $1.67    $1.18    $1.98    $1.89    $1.77    $1.60    $1.36    $0.96
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 84,309    102,578  155,213  176,483  212,646  235,960  241,623  184,961  129,824   78,311
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (5/1/2001)
Accumulation unit value at beginning
  of period                                 $1.24      $1.10    $0.96    $1.37    $1.28    $1.15    $1.10    $1.02    $0.84    $0.97
Accumulation unit value at end of
  period                                    $1.31      $1.24    $1.10    $0.96    $1.37    $1.28    $1.15    $1.10    $1.02    $0.84
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 12,268     15,176   19,120   25,423   37,314   40,046   43,629   41,656   30,948   14,864
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (2/4/2004)
Accumulation unit value at beginning
  of period                                 $1.41      $1.22    $1.06    $1.83    $1.61    $1.32    $1.15    $1.00       --       --
Accumulation unit value at end of
  period                                    $1.21      $1.41    $1.22    $1.06    $1.83    $1.61    $1.32    $1.15       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 16,786     20,616  113,414   12,645   16,521   19,055   15,273    4,245       --       --
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (5/1/2001)
Accumulation unit value at beginning
  of period                                 $1.48      $1.18    $0.78    $1.34    $1.18    $0.97    $0.92    $0.81    $0.58    $0.94
Accumulation unit value at end of
  period                                    $1.40      $1.48    $1.18    $0.78    $1.34    $1.18    $0.97    $0.92    $0.81    $0.58
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 20,502     28,351   31,042   29,488   35,670   25,726   19,618   22,185   19,289    9,992
------------------------------------------------------------------------------------------------------------------------------------

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                         2011       2010     2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning
  of period                                 $1.25      $1.07    $0.70    $1.35    $1.14    $1.06    $1.00       --       --       --
Accumulation unit value at end of
  period                                    $0.95      $1.25    $1.07    $0.70    $1.35    $1.14    $1.06       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  1,642      2,571    3,654    2,593    2,415    5,609      801       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning
  of period                                 $1.04      $0.93    $0.78    $1.34    $1.29    $1.11    $1.07    $0.97    $0.74    $0.96
Accumulation unit value at end of
  period                                    $1.10      $1.04    $0.93    $0.78    $1.34    $1.29    $1.11    $1.07    $0.97    $0.74
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 28,840     33,656   41,871   53,105   74,246   84,552   91,924   75,935   54,358   29,770
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning
  of period                                 $1.66      $1.61    $1.21    $2.61    $2.49    $1.86    $1.61    $1.31    $0.92    $0.98
Accumulation unit value at end of
  period                                    $1.32      $1.66    $1.61    $1.21    $2.61    $2.49    $1.86    $1.61    $1.31    $0.92
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 49,799     63,534   93,058  122,930  135,634  127,479   94,909   44,705   24,114    9,270
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS I (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.21      $1.08    $0.82    $1.49    $1.28    $1.03    $0.92    $0.81    $0.66    $0.83
Accumulation unit value at end of
  period                                    $1.06      $1.21    $1.08    $0.82    $1.49    $1.28    $1.03    $0.92    $0.81    $0.66
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  6,878      9,446   13,469   17,171   22,876   26,483   30,007   30,595   30,150   31,512
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit value at beginning
  of period                                 $1.02      $0.87    $0.67    $0.90    $1.00       --       --       --       --       --
Accumulation unit value at end of
  period                                    $1.00      $1.02    $0.87    $0.67    $0.90       --       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  7,355      8,798   25,355   30,504   28,466       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning
  of period                                 $1.05      $0.91    $0.69    $1.19    $0.99    $1.04    $1.00       --       --       --
Accumulation unit value at end of
  period                                    $1.05      $1.05    $0.91    $0.69    $1.19    $0.99    $1.04       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  5,322      5,909    6,957    7,931    8,170   35,411    4,856       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.67      $1.49    $1.25    $1.73    $1.84    $1.57    $1.51    $1.33    $1.04    $1.20
Accumulation unit value at end of
  period                                    $1.67      $1.67    $1.49    $1.25    $1.73    $1.84    $1.57    $1.51    $1.33    $1.04
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 12,699     16,669   22,547   27,547   40,862   47,256   53,403   50,775   49,145   49,161
------------------------------------------------------------------------------------------------------------------------------------



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  55

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                         2011       2010     2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (5/1/2000)
Accumulation unit value at beginning
  of period                                 $1.05      $0.95    $0.76    $1.12    $1.10    $1.02    $0.98    $0.91    $0.77    $0.89
Accumulation unit value at end of
  period                                    $1.09      $1.05    $0.95    $0.76    $1.12    $1.10    $1.02    $0.98    $0.91    $0.77
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  6,505      8,238    9,852   12,240   17,034   19,334   19,301   17,682   14,100    9,832
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.16      $1.04    $0.85    $1.22    $1.21    $1.07    $1.04    $0.96    $0.80    $0.93
Accumulation unit value at end of
  period                                    $1.18      $1.16    $1.04    $0.85    $1.22    $1.21    $1.07    $1.04    $0.96    $0.80
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 39,535     45,791   55,353   51,095   74,966   74,221   77,525   74,540   73,310   64,613
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.18      $1.19    $1.20    $1.18    $1.14    $1.10    $1.08    $1.09    $1.09    $1.09
Accumulation unit value at end of
  period                                    $1.17      $1.18    $1.19    $1.20    $1.18    $1.14    $1.10    $1.08    $1.09    $1.09
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 82,185     92,405  140,419  290,095  247,870  211,744  147,452  148,915  178,580  228,237
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.56      $1.45    $1.28    $1.38    $1.32    $1.28    $1.26    $1.22    $1.18    $1.13
Accumulation unit value at end of
  period                                    $1.64      $1.56    $1.45    $1.28    $1.38    $1.32    $1.28    $1.26    $1.22    $1.18
Number of accumulation units
  outstanding at end of period (000
  omitted)                                174,738    214,494  447,493  430,993  408,270  351,043  257,273  190,125  176,013  159,405
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.65      $1.42    $1.13    $1.91    $1.79    $1.51    $1.34    $1.14    $0.82    $1.02
Accumulation unit value at end of
  period                                    $1.55      $1.65    $1.42    $1.13    $1.91    $1.79    $1.51    $1.34    $1.14    $0.82
Number of accumulation units
  outstanding at end of period (000
  omitted)                                126,113    156,962  307,581  329,220  363,274  383,460  278,737  181,318   99,776   67,958
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning
  of period                                 $0.79      $0.68    $0.55    $0.96    $0.94    $0.82    $0.78    $0.75    $0.58    $0.76
Accumulation unit value at end of
  period                                    $0.82      $0.79    $0.68    $0.55    $0.96    $0.94    $0.82    $0.78    $0.75    $0.58
Number of accumulation units
  outstanding at end of period (000
  omitted)                                100,737    120,427  147,939  180,807  242,876  290,744  144,230   94,730   45,599   34,956
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (5/1/2000)
Accumulation unit value at beginning
  of period                                 $2.60      $2.19    $1.27    $2.77    $2.02    $1.53    $1.15    $0.94    $0.67    $0.72
Accumulation unit value at end of
  period                                    $2.03      $2.60    $2.19    $1.27    $2.77    $2.02    $1.53    $1.15    $0.94    $0.67
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 27,455     33,567   47,289   61,879   50,491   51,867   44,244   16,315    6,501    3,888
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.74      $1.65    $1.49    $1.51    $1.42    $1.34    $1.43    $1.31    $1.17    $1.03
Accumulation unit value at end of
  period                                    $1.81      $1.74    $1.65    $1.49    $1.51    $1.42    $1.34    $1.43    $1.31    $1.17
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 56,664     68,524  137,253  142,773  141,675  123,834  102,876   72,702   54,100   36,626
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit value at beginning
  of period                                 $1.21      $1.18    $1.11    $1.12    $1.05    $1.05    $1.03    $1.00       --       --
Accumulation unit value at end of
  period                                    $1.32      $1.21    $1.18    $1.11    $1.12    $1.05    $1.05    $1.03       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 54,821     63,669  192,220  113,444   88,734   95,224   51,906    1,504       --       --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.74      $1.54    $1.01    $1.37    $1.35    $1.23    $1.20    $1.08    $0.87    $0.94
Accumulation unit value at end of
  period                                    $1.82      $1.74    $1.54    $1.01    $1.37    $1.35    $1.23    $1.20    $1.08    $0.87
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 73,576     89,489  111,734  125,862  186,775  221,767  237,711  236,566  197,358  122,784
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit value at beginning
  of period                                 $1.47      $1.31    $0.93    $1.16    $1.14    $1.06    $1.04    $1.00       --       --
Accumulation unit value at end of
  period                                    $1.55      $1.47    $1.31    $0.93    $1.16    $1.14    $1.06    $1.04       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 34,819     39,448  141,698   76,770   65,977   61,812   18,068      783       --       --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.04      $0.92    $0.73    $1.24    $1.11    $0.90    $0.80    $0.69    $0.54    $0.67
Accumulation unit value at end of
  period                                    $0.90      $1.04    $0.92    $0.73    $1.24    $1.11    $0.90    $0.80    $0.69    $0.54
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 21,875     27,645   35,421   42,730   58,762   64,541   61,793   40,351   21,462   19,189
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning
  of period                                 $0.64      $0.55    $0.41    $0.74    $0.72    $0.66    $0.61    $0.57    $0.47    $0.64
Accumulation unit value at end of
  period                                    $0.61      $0.64    $0.55    $0.41    $0.74    $0.72    $0.66    $0.61    $0.57    $0.47
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 60,544     72,817   90,930  116,110  186,447  216,237  212,229  135,373  147,485  118,986
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2006)
Accumulation unit value at beginning
  of period                                 $1.08      $0.89    $0.71    $1.19    $1.02    $1.00       --       --       --       --
Accumulation unit value at end of
  period                                    $1.04      $1.08    $0.89    $0.71    $1.19    $1.02       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 39,805     50,453  214,161  176,791  113,001   66,352       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2006)
Accumulation unit value at beginning
  of period                                 $0.99      $0.88    $0.65    $1.26    $1.07    $1.00       --       --       --       --
Accumulation unit value at end of
  period                                    $0.82      $0.99    $0.88    $0.65    $1.26    $1.07       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 12,277     16,307   20,723   26,849   22,702   32,712       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------



56  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                         2011       2010     2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (5/1/2001)
Accumulation unit value at beginning
  of period                                 $1.50      $1.20    $0.74    $1.35    $1.20    $1.22    $1.11    $1.03    $0.85    $0.99
Accumulation unit value at end of
  period                                    $1.26      $1.50    $1.20    $0.74    $1.35    $1.20    $1.22    $1.11    $1.03    $0.85
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 16,901     21,606   26,343   25,504   35,043   43,939   31,419   35,498   29,450   12,145
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/2/2005)
Accumulation unit value at beginning
  of period                                 $1.37      $1.13    $0.81    $1.48    $1.36    $1.19    $1.00       --       --       --
Accumulation unit value at end of
  period                                    $1.24      $1.37    $1.13    $0.81    $1.48    $1.36    $1.19       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 14,817     19,331   32,037   45,362   43,555   54,642    4,982       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (5/1/2000)
Accumulation unit value at beginning
  of period                                 $0.91      $0.80    $0.64    $1.03    $0.99    $0.86    $0.84    $0.77    $0.60    $0.79
Accumulation unit value at end of
  period                                    $0.91      $0.91    $0.80    $0.64    $1.03    $0.99    $0.86    $0.84    $0.77    $0.60
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 46,053     55,090   65,626   73,795   92,416  104,302  122,070  117,372   91,398   65,011
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit value at beginning
  of period                                 $1.18      $0.99    $0.79    $1.32    $1.34    $1.13    $1.09    $1.00       --       --
Accumulation unit value at end of
  period                                    $1.15      $1.18    $0.99    $0.79    $1.32    $1.34    $1.13    $1.09       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  6,465      6,063    3,736    2,900    4,152    4,707    3,594    2,030       --       --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.75      $1.39    $1.01    $1.65    $1.74    $1.58    $1.52    $1.29    $0.88    $1.07
Accumulation unit value at end of
  period                                    $1.59      $1.75    $1.39    $1.01    $1.65    $1.74    $1.58    $1.52    $1.29    $0.88
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 10,076     12,744   15,189   18,734   28,329   38,372   46,718   51,057   39,709   29,341
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.33      $1.30    $1.24    $1.29    $1.24    $1.20    $1.20    $1.20    $1.19    $1.13
Accumulation unit value at end of
  period                                    $1.33      $1.33    $1.30    $1.24    $1.29    $1.24    $1.20    $1.20    $1.20    $1.19
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 61,501     78,228   88,306  108,778  104,637  108,222  121,249  130,386  135,202  116,147
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit value at beginning
  of period                                 $1.01      $0.88    $0.74    $1.13    $0.97    $1.00       --       --       --       --
Accumulation unit value at end of
  period                                    $0.88      $1.01    $0.88    $0.74    $1.13    $0.97       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 25,966     26,305   26,662   22,011   12,631   26,224       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning
  of period                                 $1.15      $1.07    $0.75    $1.04    $1.03    $1.00       --       --       --       --
Accumulation unit value at end of
  period                                    $1.17      $1.15    $1.07    $0.75    $1.04    $1.03       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 55,759     56,862  105,964   79,727   71,987   59,159       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning
  of period                                 $1.06      $0.91    $0.68    $1.20    $1.03    $1.00       --       --       --       --
Accumulation unit value at end of
  period                                    $1.02      $1.06    $0.91    $0.68    $1.20    $1.03       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                102,175    120,336  167,696  237,020  166,815  127,364       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.04      $0.91    $0.73    $1.26    $1.14    $1.01    $0.95    $0.91    $0.74    $0.90
Accumulation unit value at end of
  period                                    $1.05      $1.04    $0.91    $0.73    $1.26    $1.14    $1.01    $0.95    $0.91    $0.74
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 23,702     32,463   43,167   55,844   75,513   89,221  108,101  127,378  125,390  117,223
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (9/15/1999)
Accumulation unit value at beginning
  of period                                 $3.77      $2.95    $2.13    $3.56    $3.11    $2.79    $2.38    $1.93    $1.40    $1.57
Accumulation unit value at end of
  period                                    $3.33      $3.77    $2.95    $2.13    $3.56    $3.11    $2.79    $2.38    $1.93    $1.40
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 16,339     22,725   32,282   41,030   52,936   63,504   70,537   72,884   69,808   68,203
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.20      $1.07    $0.86    $1.54    $1.33    $1.14    $0.96    $0.86    $0.60    $0.77
Accumulation unit value at end of
  period                                    $0.98      $1.20    $1.07    $0.86    $1.54    $1.33    $1.14    $0.96    $0.86    $0.60
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  9,288     14,044   19,097   24,686   32,307   37,262   40,363   43,553   34,462   33,063
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (9/15/1999)
Accumulation unit value at beginning
  of period                                 $2.01      $1.68    $1.42    $2.49    $3.18    $2.66    $2.37    $1.81    $1.35    $1.33
Accumulation unit value at end of
  period                                    $1.88      $2.01    $1.68    $1.42    $2.49    $3.18    $2.66    $2.37    $1.81    $1.35
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 21,820     25,510   31,073   39,491   59,503   81,589   88,911   80,587   63,047   44,591
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/15/1999)
Accumulation unit value at beginning
  of period                                 $2.52      $1.98    $1.55    $2.34    $2.42    $2.09    $1.94    $1.58    $1.21    $1.34
Accumulation unit value at end of
  period                                    $2.40      $2.52    $1.98    $1.55    $2.34    $2.42    $2.09    $1.94    $1.58    $1.21
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 18,246     22,799   28,730   36,256   46,935   55,078   55,521   44,541   34,639   23,553
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning
  of period                                 $2.74      $2.21    $1.68    $2.69    $2.63    $2.29    $2.05    $1.64    $1.29    $1.37
Accumulation unit value at end of
  period                                    $2.54      $2.74    $2.21    $1.68    $2.69    $2.63    $2.29    $2.05    $1.64    $1.29
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 33,368     41,459   51,883   65,990   96,413  112,452  117,932   84,473   65,106   47,539
------------------------------------------------------------------------------------------------------------------------------------



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  57

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                       2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.71      $1.32    $1.05    $1.60    $1.94    $1.74    $1.66    $1.44    $1.00    $1.18
Accumulation unit value at end of
  period                                    $1.70      $1.71    $1.32    $1.05    $1.60    $1.94    $1.74    $1.66    $1.44    $1.00
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  2,042      3,152    3,988    5,064    7,429    9,981   12,490   14,537   16,300   17,792
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning
  of period                                 $0.93      $0.84    $0.70    $1.12    $1.15    $1.02    $0.97    $0.85    $0.67    $0.86
Accumulation unit value at end of
  period                                    $0.96      $0.93    $0.84    $0.70    $1.12    $1.15    $1.02    $0.97    $0.85    $0.67
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 45,869     57,775   70,758   87,685  126,734  160,736  168,697  108,140   80,350   75,489
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES* (9/15/1999)
Accumulation unit value at beginning
  of period                                 $0.88      $0.77    $0.64    $1.13    $1.02    $0.96    $0.89    $0.85    $0.66    $0.88
Accumulation unit value at end of
  period                                    $0.80      $0.88    $0.77    $0.64    $1.13    $1.02    $0.96    $0.89    $0.85    $0.66
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  7,695     10,585   14,514   19,004   26,499   33,759   37,608   41,803   44,130   48,704
*Invesco V.I. Capital Appreciation Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital Growth Fund,
Series I Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares changed its name to
Invesco Van Kampen V.I. American Franchise Fund, Series I Shares.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES* (9/15/1999)
Accumulation unit value at beginning
  of period                                 $1.78      $1.52    $1.07    $2.05    $1.86    $1.62    $1.49    $1.30    $0.97    $1.25
Accumulation unit value at end of
  period                                    $1.64      $1.78    $1.52    $1.07    $2.05    $1.86    $1.62    $1.49    $1.30    $0.97
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  4,343      4,630    6,328    8,402   11,661   14,226   16,359   19,515   20,889   23,015
*Invesco V.I. Capital Development Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap Growth Fund,
Series I Shares on April 27, 2012.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning
  of period                                 $1.05      $1.01    $0.80    $1.13    $1.02    $1.00       --       --       --       --
Accumulation unit value at end of
  period                                    $1.07      $1.05    $1.01    $0.80    $1.13    $1.02       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  4,633      4,675    5,414    5,240    3,964   15,226       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/1/2005)
Accumulation unit value at beginning
  of period                                 $1.38      $1.23    $0.92    $1.57    $1.38    $1.09    $1.00       --       --       --
Accumulation unit value at end of
  period                                    $1.27      $1.38    $1.23    $0.92    $1.57    $1.38    $1.09       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 20,480     24,477   76,801   53,711   23,729    1,198      107       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (2/4/2004)
Accumulation unit value at beginning
  of period                                 $1.22      $1.07    $0.84    $1.32    $1.36    $1.18    $1.15    $1.00       --       --
Accumulation unit value at end of
  period                                    $1.18      $1.22    $1.07    $0.84    $1.32    $1.36    $1.18    $1.15       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 43,939     51,081   95,224  120,656  113,380  130,395   96,755   18,714       --       --
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning
  of period                                 $0.71      $0.57    $0.40    $0.72    $0.59    $0.53    $0.48    $0.40    $0.30    $0.42
Accumulation unit value at end of
  period                                    $0.69      $0.71    $0.57    $0.40    $0.72    $0.59    $0.53    $0.48    $0.40    $0.30
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  6,760      9,504   12,181   15,191   18,083   20,670   24,803   30,043   36,658   42,883
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning
  of period                                 $0.54      $0.44    $0.28    $0.51    $0.42    $0.40    $0.36    $0.36    $0.25    $0.42
Accumulation unit value at end of
  period                                    $0.49      $0.54    $0.44    $0.28    $0.51    $0.42    $0.40    $0.36    $0.36    $0.25
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 12,352     16,131   19,312   16,671   19,559   22,668   24,131   27,479   30,159   31,354
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning
  of period                                 $0.96      $0.85    $0.63    $1.06    $1.00       --       --       --       --       --
Accumulation unit value at end of
  period                                    $0.90      $0.96    $0.85    $0.63    $1.06       --       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 13,639     18,753  168,562  128,192   72,177       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning
  of period                                 $1.75      $1.41    $0.80    $1.68    $1.33    $0.91    $0.70    $0.59    $0.45    $0.61
Accumulation unit value at end of
  period                                    $1.17      $1.75    $1.41    $0.80    $1.68    $1.33    $0.91    $0.70    $0.59    $0.45
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 28,873     39,710   46,612   54,116   64,174   61,879   59,325   61,390   68,389   74,111
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning
  of period                                 $0.73      $0.66    $0.48    $0.76    $0.69    $0.65    $0.63    $0.59    $0.48    $0.67
Accumulation unit value at end of
  period                                    $0.72      $0.73    $0.66    $0.48    $0.76    $0.69    $0.65    $0.63    $0.59    $0.48
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 29,974     35,505   44,235   44,360   58,819   73,300   84,506   78,223   74,564   62,663
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning
  of period                                 $1.29      $0.96    $0.60    $0.99    $0.98    $0.88    $0.84    $0.80    $0.61    $0.90
Accumulation unit value at end of
  period                                    $1.15      $1.29    $0.96    $0.60    $0.99    $0.98    $0.88    $0.84    $0.80    $0.61
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 18,476     17,906   20,432   22,831   31,915   38,120   48,503   60,214   61,988   53,383
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning
  of period                                 $2.03      $1.80    $1.37    $2.22    $1.76    $1.36    $1.18    $0.91    $0.68    $0.89
Accumulation unit value at end of
  period                                    $2.14      $2.03    $1.80    $1.37    $2.22    $1.76    $1.36    $1.18    $0.91    $0.68
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 28,483     30,235   35,891   43,832   51,479   45,869   35,163   18,264   12,519    7,093
------------------------------------------------------------------------------------------------------------------------------------



58  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                         2011       2010     2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning
  of period                                 $1.04      $0.86    $0.61    $1.11    $1.22    $1.00       --       --       --       --
Accumulation unit value at end of
  period                                    $0.92      $1.04    $0.86    $0.61    $1.11    $1.22       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 13,857     16,073   38,794   50,326   29,814   27,318       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning
  of period                                 $1.29      $0.98    $0.63    $1.20    $0.99    $1.00       --       --       --       --
Accumulation unit value at end of
  period                                    $1.19      $1.29    $0.98    $0.63    $1.20    $0.99       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 11,091     11,306   12,049   11,266    9,199   17,529       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at beginning
  of period                                 $0.91      $0.75    $0.57    $1.07    $1.04    $1.00       --       --       --       --
Accumulation unit value at end of
  period                                    $0.79      $0.91    $0.75    $0.57    $1.07    $1.04       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  4,654      5,093   40,525   41,079   30,611   26,517       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning
  of period                                 $1.49      $1.30    $0.94    $1.59    $1.51    $1.30    $1.15    $1.00       --       --
Accumulation unit value at end of
  period                                    $1.35      $1.49    $1.30    $0.94    $1.59    $1.51    $1.30    $1.15       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 16,697     18,638   21,263   24,950   32,187   34,962   20,721    6,121       --       --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning
  of period                                 $1.41      $1.24    $1.06    $1.25    $1.15    $1.08    $1.07    $1.00       --       --
Accumulation unit value at end of
  period                                    $1.40      $1.41    $1.24    $1.06    $1.25    $1.15    $1.08    $1.07       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                159,925    193,872  350,910  395,298  360,480  226,000   94,657   11,924       --       --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning
  of period                                 $1.41      $1.16    $0.85    $1.39    $1.42    $1.25    $1.15    $1.00       --       --
Accumulation unit value at end of
  period                                    $1.36      $1.41    $1.16    $0.85    $1.39    $1.42    $1.25    $1.15       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  9,937     12,889   15,634   18,861   23,107   22,606   12,037    4,085       --       --
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning
  of period                                 $1.25      $1.12    $0.93    $1.12    $1.04    $1.00       --       --       --       --
Accumulation unit value at end of
  period                                    $1.26      $1.25    $1.12    $0.93    $1.12    $1.04       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 49,462     49,921  127,629  131,661   82,318   76,067       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning
  of period                                 $1.13      $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
  period                                    $1.06      $1.13       --       --       --       --       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  9,245     11,503       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (9/15/1999)
Accumulation unit value at beginning
  of period                                 $3.87      $3.00    $1.92    $3.41    $3.32    $2.76    $2.50    $2.22    $1.50    $1.74
Accumulation unit value at end of
  period                                    $3.37      $3.87    $3.00    $1.92    $3.41    $3.32    $2.76    $2.50    $2.22    $1.50
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  5,376      7,434    9,775   11,919   16,534   20,055   22,867   27,132   27,838   27,063
------------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (9/21/1999)
Accumulation unit value at beginning
  of period                                 $2.80      $2.48    $1.72    $3.08    $3.27    $2.85    $2.51    $2.12    $1.50    $1.69
Accumulation unit value at end of
  period                                    $2.18      $2.80    $2.48    $1.72    $3.08    $3.27    $2.85    $2.51    $2.12    $1.50
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  6,239      8,717   12,094   15,600   23,616   28,313   32,580   33,905   34,897   35,110
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning
  of period                                 $1.12      $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
  period                                    $1.08      $1.12       --       --       --       --       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                153,074     45,018       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning
  of period                                 $1.12      $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
  period                                    $1.08      $1.12       --       --       --       --       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                109,521    123,203       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning
  of period                                 $1.05      $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
  period                                    $1.07      $1.05       --       --       --       --       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                152,207     39,107       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning
  of period                                 $1.05      $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
  period                                    $1.07      $1.05       --       --       --       --       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                137,636    129,583       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2006)
Accumulation unit value at beginning
  of period                                 $0.97      $0.88    $0.68    $1.11    $1.08    $1.00       --       --       --       --
Accumulation unit value at end of
  period                                    $0.93      $0.97    $0.88    $0.68    $1.11    $1.08       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  9,394     12,490  163,841   98,708   55,721   57,963       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  59

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                         2011       2010     2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit value at beginning
  of period                                 $1.38      $1.14    $0.84    $1.34    $1.28    $1.12    $1.12    $1.00       --       --
Accumulation unit value at end of
  period                                    $1.28      $1.38    $1.14    $0.84    $1.34    $1.28    $1.12    $1.12       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  2,436      2,760    3,165    3,807    5,203    5,724    5,777    2,540       --       --
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning
  of period                                 $1.09      $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
  period                                    $1.09      $1.09       --       --       --       --       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                              1,036,629    372,331       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning
  of period                                 $1.09      $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
  period                                    $1.09      $1.09       --       --       --       --       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                839,441    951,448       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning
  of period                                 $1.11      $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
  period                                    $1.09      $1.11       --       --       --       --       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                586,675    199,756       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning
  of period                                 $1.11      $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
  period                                    $1.09      $1.11       --       --       --       --       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                451,744    514,222       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning
  of period                                 $1.07      $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
  period                                    $1.08      $1.07       --       --       --       --       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                335,257    125,196       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning
  of period                                 $1.07      $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
  period                                    $1.08      $1.07       --       --       --       --       --       --       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                323,133    335,424       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (8/14/2001)
Accumulation unit value at beginning
  of period                                 $2.01      $1.63    $1.21    $1.78    $1.89    $1.59    $1.51    $1.27    $0.93    $1.07
Accumulation unit value at end of
  period                                    $1.90      $2.01    $1.63    $1.21    $1.78    $1.89    $1.59    $1.51    $1.27    $0.93
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 21,324     26,229   81,111   85,345   79,474   69,587   72,463   57,581   44,918   28,099
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (9/15/1999)
Accumulation unit value at beginning
  of period                                 $2.55      $2.06    $1.39    $2.58    $2.24    $1.65    $1.37    $1.06    $0.72    $0.84
Accumulation unit value at end of
  period                                    $2.16      $2.55    $2.06    $1.39    $2.58    $2.24    $1.65    $1.37    $1.06    $0.72
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 41,066     50,298   80,522   88,899  108,613  122,718  114,381   79,981   56,466   42,309
------------------------------------------------------------------------------------------------------------------------------------
WANGER USA (9/15/1999)
Accumulation unit value at beginning
  of period                                 $2.00      $1.64    $1.16    $1.94    $1.86    $1.74    $1.58    $1.35    $0.95    $1.15
Accumulation unit value at end of
  period                                    $1.91      $2.00    $1.64    $1.16    $1.94    $1.86    $1.74    $1.58    $1.35    $0.95
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 54,608     67,604  100,879  117,299  145,262  164,257  169,886  140,320  108,046   72,853
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (5/1/2001)
Accumulation unit value at beginning
  of period                                 $1.21      $1.08    $0.95    $1.35    $1.26    $1.14    $1.09    $1.01    $0.84    $0.97
Accumulation unit value at end of
  period                                    $1.28      $1.21    $1.08    $0.95    $1.35    $1.26    $1.14    $1.09    $1.01    $0.84
Number of accumulation units
  outstanding at end of period (000
  omitted)                                  8,819     11,303   15,303   19,992   28,981   29,215   32,466   31,201   22,278   11,859
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (2/4/2004)
Accumulation unit value at beginning
  of period                                 $1.39      $1.20    $1.05    $1.82    $1.60    $1.31    $1.15    $1.00       --       --
Accumulation unit value at end of
  period                                    $1.20      $1.39    $1.20    $1.05    $1.82    $1.60    $1.31    $1.15       --       --
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 12,050     15,532   69,836    8,283   11,475   12,674    9,815    2,086       --       --
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (5/1/2001)
Accumulation unit value at beginning
  of period                                 $1.45      $1.16    $0.76    $1.32    $1.17    $0.96    $0.91    $0.81    $0.58    $0.94
Accumulation unit value at end of
  period                                    $1.37      $1.45    $1.16    $0.76    $1.32    $1.17    $0.96    $0.91    $0.81    $0.58
Number of accumulation units
  outstanding at end of period (000
  omitted)                                 12,890     18,266   20,853   19,000   23,653   17,655   14,334   16,103   13,800    7,655
------------------------------------------------------------------------------------------------------------------------------------





60  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2011...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  5
Condensed Financial Information
  (Unaudited)............................  p.  6
Financial Statements





               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  61

(RIVERSOURCE ANNUITIES LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474

1-800-862-7919


    RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and
       annuity products are issued by RiverSource Life Insurance Company. Both companies are affiliated with Ameriprise Financial Services, Inc.


     (C) 2008-2012 RiverSource Life Insurance Company. All rights reserved.


S-6467 T (4/12)

PROSPECTUS


APRIL 30, 2012


RIVERSOURCE

RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE ANNUITY

RIVERSOURCE

RETIREMENT ADVISOR SELECT(R) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

New contracts are not currently being offered.

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            70100 Ameriprise Financial Center
            Minneapolis, MN 55474

            Telephone: 1-800-862-7919


            (Corporate Office)



            ameriprise.com/variableannuities
            RIVERSOURCE VARIABLE ACCOUNT 10

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor Advantage Variable Annuity (RAVA Advantage) or the RiverSource Retirement Advisor Select Variable Annuity (RAVA Select). Prospectuses are also available for:

- AllianceBernstein Variable Products Series Fund, Inc.
- American Century Variable Portfolios, Inc.

- BlackRock Variable Series, Inc.

- Calvert Variable Series, Inc.
- Columbia Funds Variable Insurance Trust

- Columbia Funds Variable Series Trust II

- Credit Suisse Trust

- DWS Variable Series II

- Eaton Vance Variable Trust
- Fidelity(R) Variable Insurance Products - Service Class 2
- Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2

- Goldman Sachs Variable Insurance Trust (VIT)
- Invesco Variable Insurance Funds

- Janus Aspen Series: Service Shares

- MFS(R) Variable Insurance Trust(SM)
- Morgan Stanley Universal Investment Funds (UIF)
- Neuberger Berman Advisers Management Trust
- Oppenheimer Variable Account Funds - Service Shares
- PIMCO Variable Insurance Trust (VIT)
- Putnam Variable Trust - Class IB Shares
- Wanger Advisors Trust
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses and surrender charges from contracts with purchase payment credits may be higher than those for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the variable annuities' features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                       ANNUITY -- PROSPECTUS  1

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS



KEY TERMS..............................................    3
THE CONTRACT IN BRIEF..................................    5
EXPENSE SUMMARY........................................    7
CONDENSED FINANCIAL INFORMATION........................   15
FINANCIAL STATEMENTS...................................   15
THE VARIABLE ACCOUNT AND THE FUNDS.....................   15
THE FIXED ACCOUNT......................................   25
BUYING YOUR CONTRACT...................................   25
CHARGES................................................   28
VALUING YOUR INVESTMENT................................   32
MAKING THE MOST OF YOUR CONTRACT.......................   33
SURRENDERS.............................................   39
TSA -- SPECIAL PROVISIONS..............................   40
CHANGING OWNERSHIP.....................................   41
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT....   41
OPTIONAL BENEFITS......................................   43
THE ANNUITY PAYOUT PERIOD..............................   47
TAXES..................................................   49
VOTING RIGHTS..........................................   53
SUBSTITUTION OF INVESTMENTS............................   53
ABOUT THE SERVICE PROVIDERS............................   53
APPENDIX A: EXAMPLE -- SURRENDER CHARGES...............   56
APPENDIX B: EXAMPLE -- OPTIONAL BENEFITS...............   57
APPENDIX C: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)..........................................   61
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION..................   84






 2 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB) AND ENHANCED EARNINGS PLUS DEATH BENEFIT
(EEP): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. You can elect to purchase either the EEB or the EEP.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in "good order", your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contracts owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

OWNER (YOU, YOUR): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to qualify for income tax deferral.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                       ANNUITY -- PROSPECTUS  3

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

- Roth IRAs under including inherited Roth IRAs Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code

- Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.


RIDER: You receive a rider when you purchase the EEB, EEP and MAV. The rider adds the terms of the optional benefit to your contract.


RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.



 4 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

This prospectus describes two contracts. RAVA Advantage offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise.


PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund's performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).



It may not have been advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into this contract. If the exchange does not qualify for
Section 1035 treatment, you also may have to pay federal income tax on the exchange. State income taxes may also apply. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities
-- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")

- the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (see "The Fixed Account")

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see "Buying Your Contract")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (see "Making the Most of Your
Contract -- Transferring Among Accounts")

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. (see "Optional Benefits")



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                       ANNUITY -- PROSPECTUS  5

ANNUITY PAYOUTS: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")

TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (see "Taxes")



 6 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA ADVANTAGE

(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.*


         SEVEN-YEAR SCHEDULE                       TEN-YEAR SCHEDULE*
    NUMBER OF                                NUMBER OF
 COMPLETED YEARS                          COMPLETED YEARS
FROM DATE OF EACH    SURRENDER CHARGE    FROM DATE OF EACH    SURRENDER CHARGE
 PURCHASE PAYMENT       PERCENTAGE        PURCHASE PAYMENT       PERCENTAGE

        0                    7%                  0                    8%

        1                    7                   1                    8

        2                    7                   2                    8

        3                    6                   3                    7

        4                    5                   4                    7

        5                    4                   5                    6

        6                    2                   6                    5

        7                    0                   7                    4

                                                 8                    3

                                                 9                    2

                                                 10                   0


* The ten-year surrender charge schedule is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary for all payments regardless of when payments are made.

SURRENDER CHARGE FOR RAVA SELECT AND TEXAS CONTRACTS ISSUED PRIOR TO 11/7/2002

(Contingent deferred sales load as a percentage of purchase payment surrendered)


     YEARS FROM        SURRENDER CHARGE
   CONTRACT DATE          PERCENTAGE

         1                     7%

         2                     7

         3                     7

         Thereafter            0


SURRENDER CHARGE FOR RAVA SELECT IN TEXAS CONTRACTS ISSUED ON OR AFTER 11/7/2002

(Contingent deferred sales load)


                                    SURRENDER CHARGE PERCENTAGE
                                    (AS A PERCENTAGE OF PURCHASE
                                       PAYMENTS SURRENDERED)
                                          IN CONTRACT YEAR
PAYMENTS MADE IN CONTRACT YEAR     1      2      3     THEREAFTER

               1                   8%     7%     6%         0%

               2                          8      7          0

               3                                 8          0

               Thereafter                                   0





RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                       ANNUITY -- PROSPECTUS  7

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


                                                                         ASSUMED INVESTMENT RATE
                                                                       3.50%                5.00%

Qualified annuity discount rate                                        4.72%                6.22%

Nonqualified annuity discount rate                                     4.92%                6.42%


THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE



                                                                                    $30


(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES
(As a percentage of the contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)



MAV RIDER FEE                                                                            0.25%*

EEB RIDER FEE                                                                            0.30%

EEP RIDER FEE                                                                            0.40%

PN RIDER FEE**                                                                           0.00%


   * For contracts purchased before May 1, 2003, the MAV rider fee is 0.15%.

  ** Effective May 10, 2010, the rider is not required to select funds of funds in the PN program and this fee does not apply. Prior to May 10, 2010, the PN rider fee was 0.10% and the maximum fee was 0.20%.

ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value)


MORTALITY AND EXPENSE RISK FEE:                                      RAVA ADVANTAGE     RAVA SELECT

For nonqualified annuities                                                0.95%            1.20%

For qualified annuities                                                   0.75%            1.00%





 8 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2011, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN EACH FUND'S PROSPECTUS.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.50%                2.90%



 (a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                               ACQUIRED FUND   GROSS TOTAL
                                                               MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                              FEES       FEES   EXPENSES    EXPENSES***      EXPENSES
AllianceBernstein VPS Global Thematic Growth Portfolio            0.75%      0.25%    0.19%           --%          1.19%
(Class B)


AllianceBernstein VPS Growth and Income Portfolio (Class B)       0.55       0.25     0.05            --           0.85


AllianceBernstein VPS International Value Portfolio (Class        0.75       0.25     0.07            --           1.07
B)


American Century VP International, Class II                       1.31       0.25     0.02            --           1.58


American Century VP Mid Cap Value, Class II                       0.90       0.25     0.01            --           1.16


American Century VP Ultra(R), Class II                            0.90       0.25     0.01            --           1.16


American Century VP Value, Class II                               0.88       0.25       --            --           1.13


BlackRock Global Allocation V.I. Fund (Class III)                 0.64       0.25     0.26          0.02           1.17(1)


Calvert VP SRI Balanced Portfolio                                 0.70         --     0.21            --           0.91


Columbia Variable Portfolio - Balanced Fund (Class 3)             0.64       0.13     0.16            --           0.93(2)


Columbia Variable Portfolio - Cash Management Fund (Class         0.33       0.13     0.14            --           0.60(2)
3)


Columbia Variable Portfolio - Diversified Bond Fund (Class        0.41       0.13     0.13            --           0.67
3)


Columbia Variable Portfolio - Diversified Equity Income           0.57       0.13     0.13            --           0.83
Fund (Class 3)


Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)       0.66       0.13     0.16          0.01           0.96


Columbia Variable Portfolio - Emerging Markets Opportunity        1.07       0.13     0.25            --           1.45(2)
Fund (Class 3)


Columbia Variable Portfolio - Global Bond Fund (Class 3)          0.55       0.13     0.16            --           0.84


Columbia Variable Portfolio - Global Inflation Protected          0.42       0.13     0.14            --           0.69
Securities Fund (Class 3)


Columbia Variable Portfolio - High Yield Bond Fund (Class         0.58       0.13     0.17            --           0.88(2)
3)


Columbia Variable Portfolio - Income Opportunities Fund           0.57       0.13     0.14            --           0.84
(Class 3)


Columbia Variable Portfolio - International Opportunity           0.79       0.13     0.21            --           1.13
Fund (Class 3)


Columbia Variable Portfolio - Large Cap Growth Fund (Class        0.71       0.13     0.17            --           1.01(2)
3)


Columbia Variable Portfolio - Marsico Growth Fund (Class 1)       0.97         --     0.13            --           1.10(2),(3)


Columbia Variable Portfolio - Marsico International               1.02       0.25     0.20            --           1.47(2),(3)
Opportunities Fund (Class 2)


Columbia Variable Portfolio - Mid Cap Growth Opportunity          0.76       0.13     0.17            --           1.06(2)
Fund (Class 3)


Columbia Variable Portfolio - Mid Cap Value Opportunity           0.74       0.13     0.14            --           1.01
Fund (Class 3)


Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)        0.10       0.13     0.27            --           0.50


Columbia Variable Portfolio - Select Large-Cap Value Fund         0.71       0.13     0.26            --           1.10(2)
(Class 3)





RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                       ANNUITY -- PROSPECTUS  9

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT* (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                               ACQUIRED FUND   GROSS TOTAL
                                                               MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                              FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Columbia Variable Portfolio - Select Smaller-Cap Value Fund       0.79%      0.13%    0.19%           --%          1.11%(2)
(Class 3)


Columbia Variable Portfolio - Short Duration U.S.                 0.36       0.13     0.15            --           0.64
Government Fund (Class 3)


Credit Suisse Trust - Commodity Return Strategy Portfolio         0.50       0.25     0.31            --           1.06(4)


DWS Alternative Asset Allocation VIP, Class B                     0.27       0.25     0.34          1.30           2.16(5)


Eaton Vance VT Floating-Rate Income Fund                          0.57       0.50     0.08            --           1.15


Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2           0.56       0.25     0.09            --           0.90


Fidelity(R) VIP Growth & Income Portfolio Service Class 2         0.46       0.25     0.13            --           0.84


Fidelity(R) VIP Mid Cap Portfolio Service Class 2                 0.56       0.25     0.10            --           0.91


Fidelity(R) VIP Overseas Portfolio Service Class 2                0.71       0.25     0.14            --           1.10


FTVIPT Franklin Global Real Estate Securities Fund - Class        0.80       0.25     0.32            --           1.37
2


FTVIPT Franklin Small Cap Value Securities Fund - Class 2         0.50       0.25     0.16          0.01           0.92


FTVIPT Mutual Shares Securities Fund - Class 2                    0.60       0.25     0.13            --           0.98


Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares       0.80         --     0.06            --           0.86(6)


Goldman Sachs VIT Structured U.S. Equity                          0.62         --     0.08            --           0.70(7)
Fund - Institutional Shares


Invesco V.I. Diversified Dividend Fund, Series I Shares           0.52         --     0.15            --           0.67


Invesco V.I. Global Health Care Fund, Series II Shares            0.75       0.25     0.37            --           1.37


Invesco V.I. International Growth Fund, Series II Shares          0.71       0.25     0.32            --           1.28


Invesco V.I. Technology Fund, Series I Shares                     0.75         --     0.37            --           1.12


Invesco Van Kampen V.I. American Franchise Fund, Series II        0.67       0.25     0.28            --           1.20(8)
Shares


Invesco Van Kampen V.I. Comstock Fund, Series II Shares           0.56       0.25     0.24            --           1.05(9)


Invesco Van Kampen V.I. Mid Cap Growth Fund, Series I             0.75         --     0.33            --           1.08(10)
Shares


Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II            0.75       0.25     0.33            --           1.33(10)
Shares


Janus Aspen Series Global Technology Portfolio: Service           0.64       0.25     0.16            --           1.05
Shares


Janus Aspen Series Janus Portfolio: Service Shares                0.56       0.25     0.07            --           0.88


Janus Aspen Series Moderate Allocation Portfolio: Service         0.05       0.25     0.47          0.73           1.50(11)
Shares


Janus Aspen Series Overseas Portfolio: Service Shares             0.60       0.25     0.06            --           0.91


MFS(R) Investors Growth Stock Series - Service Class              0.75       0.25     0.07            --           1.07


MFS(R) New Discovery Series - Service Class                       0.90       0.25     0.08            --           1.23


MFS(R) Utilities Series - Service Class                           0.73       0.25     0.08            --           1.06


Morgan Stanley UIF Global Real Estate Portfolio, Class II         0.85       0.35     0.47            --           1.67(12)
Shares


Morgan Stanley UIF Mid Cap Growth Portfolio, Class II             0.75       0.35     0.30            --           1.40(12)
Shares


Neuberger Berman Advisers Management Trust International          1.15       0.25     1.50            --           2.90(13)
Portfolio (Class S)


Oppenheimer Global Securities Fund/VA, Service Shares             0.63       0.25     0.13            --           1.01


Oppenheimer Global Strategic Income Fund/VA, Service Shares       0.58       0.25     0.13          0.07           1.03(14)


Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA,              0.69       0.25     0.14            --           1.08(15)
Service Shares


PIMCO VIT All Asset Portfolio, Advisor Share Class                0.43       0.25       --          0.74           1.42(16)


PIMCO VIT Global Multi-Asset Portfolio, Advisor Class             0.95       0.25       --          0.51           1.71(17)


Putnam VT Global Health Care Fund - Class IB Shares               0.63       0.25     0.21            --           1.09


Putnam VT International Equity Fund - Class IB Shares             0.70       0.25     0.17            --           1.12


Putnam VT Multi-Cap Growth Fund - Class IB Shares                 0.56       0.25     0.16            --           0.97


Variable Portfolio - Aggressive Portfolio (Class 2)                 --       0.25     0.02          0.79           1.06


Variable Portfolio - Aggressive Portfolio (Class 4)                 --       0.25     0.02          0.79           1.06


Variable Portfolio - Conservative Portfolio (Class 2)               --       0.25     0.02          0.61           0.88


Variable Portfolio - Conservative Portfolio (Class 4)               --       0.25     0.02          0.61           0.88





 10 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT* (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                               ACQUIRED FUND   GROSS TOTAL
                                                               MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                              FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Variable Portfolio - Davis New York Venture Fund (Class 3)        0.71%      0.13%    0.13%           --%          0.97%(18)


Variable Portfolio - Goldman Sachs Mid Cap Value Fund             0.77       0.13     0.13            --           1.03(18)
(Class 3)


Variable Portfolio - Moderate Portfolio (Class 2)                   --       0.25     0.02          0.71           0.98


Variable Portfolio - Moderate Portfolio (Class 4)                   --       0.25     0.02          0.71           0.98


Variable Portfolio - Moderately Aggressive Portfolio (Class         --       0.25     0.02          0.75           1.02
2)


Variable Portfolio - Moderately Aggressive Portfolio (Class         --       0.25     0.02          0.75           1.02
4)


Variable Portfolio - Moderately Conservative Portfolio              --       0.25     0.02          0.66           0.93
(Class 2)


Variable Portfolio - Moderately Conservative Portfolio              --       0.25     0.02          0.66           0.93
(Class 4)


Variable Portfolio - Partners Small Cap Value Fund (Class         0.91       0.13     0.15          0.02           1.21(18)
3)


Wanger International                                              0.89         --     0.13            --           1.02(3)


Wanger USA                                                        0.86         --     0.08            --           0.94(3)


Wells Fargo Advantage VT Index Asset Allocation                   0.55       0.25     0.26            --           1.06(19)
Fund - Class 2


Wells Fargo Advantage VT International Equity Fund - Class        0.75       0.25     0.22          0.01           1.23(20)
2


Wells Fargo Advantage VT Opportunity Fund - Class 2               0.65       0.25     0.17            --           1.07(21)


Wells Fargo Advantage VT Small Cap Growth Fund - Class 2          0.75       0.25     0.20          0.01           1.21







    *The Funds provided the information on their expenses and we have not independently verified the information.


   **The previous fund names can be found in "The Variable Account and the Funds" section of the prospectus.


  ***Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


  (1)Other expenses have been restated to reflect current fees. The sub-adviser has voluntarily agreed to waive 0.14% of the sub-advisory fee and such voluntary waiver can be reduced or discontinued at any time at the sole and exclusive discretion of the sub-adviser. After fee waivers, net expenses would be 1.03%.


  (2)Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.79% for Columbia Variable Portfolio - Balanced Fund (Class 3), 0.585% for Columbia Variable
     Portfolio - Cash Management Fund (Class 3), 1.385% for Columbia Variable Portfolio - Emerging Markets Opportunity Fund (Class 3), 0.845% for Columbia Variable Portfolio - High Yield Bond Fund (Class 3), 0.915% for Columbia Variable Portfolio - Large Cap Growth Fund (Class 3), 0.79% for Columbia Variable Portfolio - Marsico Growth Fund (Class 1), 1.44% for Columbia Variable Portfolio - Marsico International Opportunities Fund (Class 2), 1.005% for Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 3), 0.925% for Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3) and 1.055% for Columbia Variable
     Portfolio - Select Smaller-Cap Value Fund (Class 3).


  (3)Other expenses have been restated to reflect contractual changes to certain other fees.


  (4)Credit Suisse will waive fees and reimburse expenses so that the Portfolio's annual operating expenses will not exceed 1.05% of the Portfolio's average daily net assets. Waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.


  (5)Through September 30, 2012, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.57%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.30%). Effective October 1, 2012 through April 30, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.62%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.30%). These agreements may only be terminated with the consent of the fund's Board.


  (6)Effective June 30, 2011, the Investment Advisor agreed to waive a portion of its management fee in order to achieve an effective net management rate of 0.77%. Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund's Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.054% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 27, 2013 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.85%.


  (7)Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund's Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 27, 2013 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.64%.


  (8)Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. In addition, the Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  11
     non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 1.15% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.


  (9)The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.97% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.


 (10)Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.


 (11)Janus Capital has contractually agreed to waive the Portfolio's total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses and extraordinary expenses) to a certain limit until at least May 1, 2013. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees. After fee waivers, net expenses would be 1.37%.


 (12)The Portfolios' Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee paid to each Portfolios Distributor, Morgan Stanley Distribution, Inc.), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.


 (13)Neuberger Berman Management LLC ("NBM") has undertaken through Dec. 31, 2014, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation.


 (14)The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Short Duration Fund and the Master Funds. The Manager has also contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees. After fee waivers, net expenses would be 0.97%.


 (15)The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05%.


 (16)PIMCO has contractually agreed, through May 1, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired fund fees and expenses listed in the table above. After fee waivers, net expenses would be 1.345%.


 (17)PIMCO has contractually agreed, through May 1, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term. In addition, PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio II Ltd. (the "GMA Subsidiary") to PIMCO. The GMA Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the GMA Subsidiary is in place. After fee waivers, net expenses would be 1.25%.


 (18)Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.905% for Variable Portfolio - Davis New York Venture Fund (Class 3), 0.985% for Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3) and 1.035% for Variable Portfolio - Partners Small Cap Value Fund (Class 3).


 (19)The Adviser has committed through April 30, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's total annual fund operating expenses after fee waiver, excluding certain expenses, at 1.00%. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.


 (20)The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's total annual fund operating expenses after fee waiver, excluding certain expenses, at 0.94%.


 (21)Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's total annual fund operating expenses after fee waiver, excluding certain expenses, at 1.00%. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.





 12 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the optional MAV and EEP. Although your actual costs may be lower, based on these assumptions your costs would be:


                                                                                 IF YOU DO NOT SURRENDER YOUR
                                           IF YOU SURRENDER YOUR CONTRACT AT     CONTRACT OR IF YOU SELECT AN
                                            THE END OF THE APPLICABLE TIME     ANNUITY PAYOUT PLAN AT THE END OF
                                                        PERIOD:                   THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                      1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS

RAVA ADVANTAGE

With a ten-year surrender charge
schedule                                  $1,290   $2,272   $3,156   $5,123    $490    $1,472   $2,456   $4,923

RAVA ADVANTAGE

With a seven-year surrender charge
schedule                                   1,190    2,172    2,956    4,923     490     1,472    2,456    4,923

RAVA SELECT                                1,216    2,245    2,571    5,124     516     1,545    2,571    5,124

RAVA SELECT - TEXAS                        1,316    2,145    2,571    5,124     516     1,545    2,571    5,124


                                                                                 IF YOU DO NOT SURRENDER YOUR
                                           IF YOU SURRENDER YOUR CONTRACT AT     CONTRACT OR IF YOU SELECT AN
                                            THE END OF THE APPLICABLE TIME     ANNUITY PAYOUT PLAN AT THE END OF
                                                        PERIOD:                   THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                         1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
RAVA ADVANTAGE
With a ten-year surrender charge
schedule                                  $1,270   $2,214   $3,063   $4,960    $470    $1,414   $2,363   $4,760
RAVA ADVANTAGE
With a seven-year surrender charge
schedule                                   1,170    2,114    2,863    4,760     470     1,414    2,363    4,760
RAVA SELECT                                1,195    2,187    2,479    4,964     495     1,487    2,479    4,964
RAVA SELECT - TEXAS                        1,295    2,087    2,479    4,964     495     1,487    2,479    4,964



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher, based on these assumptions your costs would be:



                                                                                 IF YOU DO NOT SURRENDER YOUR
                                           IF YOU SURRENDER YOUR CONTRACT AT     CONTRACT OR IF YOU SELECT AN
                                            THE END OF THE APPLICABLE TIME     ANNUITY PAYOUT PLAN AT THE END OF
                                                        PERIOD:                   THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                      1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS

RAVA ADVANTAGE

With a ten-year surrender charge
schedule                                   $ 979   $1,350   $1,643   $2,223    $179     $550     $943    $2,023

RAVA ADVANTAGE

With a seven-year surrender charge
schedule                                     879    1,250    1,443    2,023     179      550      943     2,023

RAVA SELECT                                  904    1,328    1,074    2,296     204      628    1,074     2,296

RAVA SELECT - TEXAS                        1,004    1,228    1,074    2,296     204      628    1,074     2,296






RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  13

                                                                                 IF YOU DO NOT SURRENDER YOUR
                                           IF YOU SURRENDER YOUR CONTRACT AT     CONTRACT OR IF YOU SELECT AN
                                            THE END OF THE APPLICABLE TIME     ANNUITY PAYOUT PLAN AT THE END OF
                                                        PERIOD:                   THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                         1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS

RAVA ADVANTAGE

With a ten-year surrender charge
schedule                                   $958    $1,288   $1,536   $1,999    $158     $488     $836    $1,799

RAVA ADVANTAGE

With a seven-year surrender charge
schedule                                    858     1,188    1,336    1,799     158      488      836     1,799

RAVA SELECT                                 884     1,266      969    2,078     184      566      969     2,078

RAVA SELECT - TEXAS                         984     1,166      969    2,078     184      566      969     2,078



*     In these examples, the contract administrative charge is $30.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.



 14 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts in Appendix C.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI.

The SAI does not include audited financial statements for divisions that are new and did not have any activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  15
  redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) or Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds).

  Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.64% of the average daily net assets invested in the underlying funds through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the underlying funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating financial advisors who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.



 16 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  17

UNLESS THE PN PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



----------------------------------------------------------------------------------------
INVESTING IN            INVESTMENT OBJECTIVE AND POLICIES          INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Global
Thematic Growth
Portfolio (Class
B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS International
Value Portfolio
(Class B)
----------------------------------------------------------------------------------------

American Century   Seeks capital growth.                        American Century
VP International,                                               Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Mid Cap Value,  secondary objective.                         Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth.              American Century
VP Ultra(R),                                                    Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Value, Class    secondary objective.                         Investment Management,
II                                                              Inc.
----------------------------------------------------------------------------------------

BlackRock Global   Seeks high total investment return.          BlackRock Advisors, LLC,
Allocation V.I.                                                 adviser; BlackRock
Fund (Class III)                                                Investment Management,
                                                                LLC and BlackRock
                                                                International Limited,
                                                                sub-advisers.
----------------------------------------------------------------------------------------

Calvert VP SRI     Seeks to achieve a competitive total return  Calvert Investment
Balanced           through an actively managed portfolio of     Management, Inc.,
Portfolio          stocks, bonds and money market instruments   adviser. New Amsterdam
                   which offer income and capital growth        Partners LLC, subadviser
                   opportunity and which satisfy the            on equity portion; no
                   investment criteria, including financial,    subadviser on fixed-
                   sustainability and social responsibility     income portion.
                   factors.
----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum total investment return        Columbia Management
Portfolio - Bala-  through a combination of capital growth and  Investment Advisers, LLC
nced Fund (Class   current income.
3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum current income consistent      Columbia Management
Portfolio - Cash   with liquidity and stability of principal.   Investment Advisers, LLC
Management Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income while     Columbia Management
Portfolio - Dive-  attempting to conserve the value of the      Investment Advisers, LLC
rsified Bond Fund  investment for the longest period of time.
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and, as   Columbia Management
Portfolio - Dive-  a secondary goal, steady growth of capital.  Investment Advisers, LLC rsified Equity
Income Fund
(Class 3)
----------------------------------------------------------------------------------------
Columbia Variable  Seeks capital appreciation.                  Columbia Management
Portfolio - Dyna-                                               Investment Advisers, LLC
mic Equity Fund
(Class 3)

----------------------------------------------------------------------------------------




 18 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN            INVESTMENT OBJECTIVE AND POLICIES          INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Emer-                                               Investment Advisers,
ging Markets                                                    LLC, adviser;
Opportunity Fund                                                Threadneedle
(Class 3)                                                       International Limited,
                                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

Columbia Variable  Non-diversified fund that seeks high total   Columbia Management
Portfolio - Glob-  return through income and growth of          Investment Advisers, LLC
al Bond Fund       capital.
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Non-diversified fund that seeks total        Columbia Management
Portfolio - Glob-  return that exceeds the rate of inflation    Investment Advisers, LLC
al Inflation       over the long term.
Protected
Securities Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high current income, with capital      Columbia Management
Portfolio - High   growth as a secondary objective.             Investment Advisers, LLC
Yield Bond Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high total return through current      Columbia Management
Portfolio - Inco-  income and capital appreciation.             Investment Advisers, LLC
me Opportunities
Fund (Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks capital appreciation.                  Columbia Management
Portfolio - In-                                                 Investment Advisers,
ternational                                                     LLC, adviser;
Opportunity Fund                                                Threadneedle
(Class 3)                                                       International Limited,
                                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Large                                               Investment Advisers, LLC
Cap Growth Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Mars-                                               Investment Advisers,
ico Growth Fund                                                 LLC, adviser; Marsico
(Class 1)                                                       Capital Management, LLC,
                                                                subadviser.
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Mars-                                               Investment Advisers,
ico International                                               LLC, adviser; Marsico
Opportunities                                                   Capital Management, LLC,
Fund (Class 2)                                                  subadviser.
----------------------------------------------------------------------------------------

Columbia Variable  Seeks growth of capital.                     Columbia Management
Portfolio - Mid                                                 Investment Advisers, LLC
Cap Growth
Opportunity Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Mid                                                 Investment Advisers, LLC
Cap Value
Opportunity Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital appreciation.        Columbia Management
Portfolio - S&P                                                 Investment Advisers, LLC
500 Index Fund
(Class 3)

----------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  19

----------------------------------------------------------------------------------------
INVESTING IN            INVESTMENT OBJECTIVE AND POLICIES          INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Sele-                                               Investment Advisers, LLC
ct Large-Cap
Value Fund (Class
3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Sele-                                               Investment Advisers, LLC
ct Smaller-Cap
Value Fund (Class
3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and       Columbia Management
Portfolio - Short  safety of principal consistent with          Investment Advisers, LLC
Duration U.S.      investment in U.S. government and
Government Fund    government agency securities.
(Class 3)
----------------------------------------------------------------------------------------

Credit Suisse      Seeks total return.                          Credit Suisse Asset
Trust - Commodity                                               Management, LLC
Return Strategy
Portfolio
----------------------------------------------------------------------------------------

DWS Alternative    Seeks capital appreciation.                  Deutsche Investment
Asset Allocation                                                Management Americas
VIP, Class B                                                    Inc., adviser; QS
                                                                Investors, LLC and RREEF
                                                                America L.L.C., sub-
                                                                advisers.
----------------------------------------------------------------------------------------

Eaton Vance VT     Seeks high level of current income.          Eaton Vance Management
Floating-Rate
Income Fund
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR)
Portfolio Service  stocks. Invests in securities of companies   is the fund's manager.
Class 2            whose value it believes is not fully         FMR Co., Inc. (FMRC) and
                   recognized by the public. Invests in either  other investment
                   "growth" stocks or "value" stocks or both.   advisers serve as sub-
                   The fund invests in domestic and foreign     advisers for the fund.
                   issuers.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks high total return through a            Fidelity Management &
Growth & Income    combination of current income and capital    Research Company (FMR)
Portfolio Service  appreciation. Normally invests a majority    is the fund's manager.
Class 2            of assets in common stocks with a focus on   FMR Co., Inc. (FMRC) and
                   those that pay current dividends and show    other investment
                   potential for capital appreciation. Invests  advisers serve as sub-
                   in domestic and foreign issuers. The Fund    advisers for the fund.
                   invests in either "growth" stocks or
                   "value" stocks or both.
----------------------------------------------------------------------------------------
Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Mid Cap Portfolio  invests primarily in common stocks.          Research Company (FMR)
Service Class 2    Normally invests at least 80% of assets in   is the fund's manager.
                   securities of companies with medium market   FMR Co., Inc. (FMRC) and
                   capitalizations. May invest in companies     other investment
                   with smaller or larger market                advisers serve as sub-
                   capitalizations. Invests in domestic and     advisers for the fund.
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Overseas           invests primarily in common stocks           Research Company (FMR)
Portfolio Service  allocating investments across different      is the fund's manager.
Class 2            countries and regions. Normally invests at   FMR Co., Inc. (FMRC) and
                   least 80% of assets in non-U.S. securities.  other investment advisers serve as sub-
                                                                advisers for the fund.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks high total return. The fund normally   Franklin Templeton
Global Real        invests at least 80% of its net assets in    Institutional, LLC
Estate Securities  investments of companies located anywhere
Fund - Class 2     in the world that operate in the real
                   estate sector.

----------------------------------------------------------------------------------------




 20 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN            INVESTMENT OBJECTIVE AND POLICIES          INVESTMENT ADVISER
----------------------------------------------------------------------------------------
FTVIPT Franklin    Seeks long-term total return. The fund       Franklin Advisory
Small Cap Value    normally invests at least 80% of its net     Services, LLC
Securities         assets in investments of small
Fund - Class 2     capitalization companies.
----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as   Franklin Mutual
Shares Securities  a secondary goal. The fund normally invests  Advisers, LLC
Fund - Class 2     primarily in U.S. and foreign equity
                   securities that the manager believes are
                   undervalued.
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term capital appreciation.        Goldman Sachs Asset
Mid Cap Value                                                   Management, L.P.
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital.           Goldman Sachs Asset
Structured U.S.                                                 Management, L.P.
Equity
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks to provide reasonable current income   Invesco Advisers, Inc.
Diversified        and long-term growth of income and capital.
Dividend Fund,
Series I Shares
(previously
Invesco
V.I. - Dividend
Growth Fund,
Series I Shares)
----------------------------------------------------------------------------------------
Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Global Health
Care Fund, Series
II Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
International
Growth Fund,
Series II Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Technology Fund,
Series I Shares
----------------------------------------------------------------------------------------

Invesco Van        Seeks capital growth.                        Invesco Advisers, Inc.
Kampen V.I.
American
Franchise Fund,
Series II Shares
----------------------------------------------------------------------------------------

Invesco Van        Seeks capital growth and income through      Invesco Advisers, Inc.
Kampen V.I.        investments in equity securities, including
Comstock Fund,     common stocks, preferred stocks and
Series II Shares   securities convertible into common and
                   preferred stocks.
----------------------------------------------------------------------------------------

Invesco Van        Seeks capital growth.                        Invesco Advisers, Inc.
Kampen V.I. Mid
Cap Growth Fund,
Series I Shares
----------------------------------------------------------------------------------------

Invesco Van        Seeks capital growth.                        Invesco Advisers, Inc.
Kampen V.I. Mid
Cap Growth Fund,
Series II Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Global                                                   LLC
Technology
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Janus                                                    LLC
Portfolio:
Service Shares

----------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  21

----------------------------------------------------------------------------------------
INVESTING IN            INVESTMENT OBJECTIVE AND POLICIES          INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Janus Aspen        Seeks the highest return over time           Janus Capital Management
Series Moderate    consistent with an emphasis on growth of     LLC
Allocation         capital and income.
Portfolio:
Service Shares
----------------------------------------------------------------------------------------
Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Overseas                                                 LLC
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

MFS(R) investors   Seeks capital appreciation.                  MFS(R) Investment
Growth Stock                                                    Management
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) New         Seeks capital appreciation.                  MFS(R) Investment
Discovery                                                       Management
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS(R) Investment
Series - Service                                                Management
Class
----------------------------------------------------------------------------------------

Morgan Stanley     Seeks to provide current income and capital  Morgan Stanley
UIF Global Real    appreciation.                                Investment Management
Estate Portfolio,                                               Inc., adviser; Morgan
Class II Shares                                                 Stanley Investment
                                                                Management Limited and
                                                                Morgan Stanley
                                                                Investment Management
                                                                Company, subadvisers.
----------------------------------------------------------------------------------------

Morgan Stanley     Seeks long-term capital growth by investing  Morgan Stanley
UIF Mid Cap        primarily in common stocks and other equity  Investment Management
Growth Portfolio,  securities.                                  Inc.
Class II Shares
----------------------------------------------------------------------------------------

Neuberger Berman   Seeks long-term growth of capital by         Neuberger Berman
Advisers           investing primarily in common stocks of      Management LLC
Management Trust   foreign companies.
International
Portfolio (Class
S)
----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation by      OppenheimerFunds, Inc.
Global Securities  investing a substantial portion of its
Fund/VA, Service   assets in securities of foreign issuers,
Shares             "growth-type" companies, cyclical
                   industries and special situations that are
                   considered to have appreciation
                   possibilities.
----------------------------------------------------------------------------------------

Oppenheimer        Seeks a high level of current income         OppenheimerFunds, Inc.
Global Strategic   principally derived from interest on debt
Income Fund/VA,    securities.
Service Shares
----------------------------------------------------------------------------------------

Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small- &
Mid-Cap
Fund(R)/VA,
Service Shares
----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management.                       (PIMCO)
Class
----------------------------------------------------------------------------------------

PIMCO VIT Global   Seeks total return which exceeds that of a   Pacific Investment
Multi-Asset        blend of 60% MSCI World Index/40% Barclays   Management Company LLC
Portfolio,         Capital U.S. Aggregate Index.                (PIMCO)
Advisor Class
----------------------------------------------------------------------------------------

Putnam VT Global   Seeks capital appreciation.                  Putnam Investment
Health Care                                                     Management, LLC,
Fund - Class IB                                                 adviser; Putnam Advisory
Shares                                                          Company, LLC, sub-
                                                                adviser.

----------------------------------------------------------------------------------------




 22 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN            INVESTMENT OBJECTIVE AND POLICIES          INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Putnam VT          Seeks capital appreciation.                  Putnam Investment
International                                                   Management, LLC,
Equity                                                          adviser; Putnam Advisory
Fund - Class IB                                                 Company, LLC, sub-
Shares                                                          adviser.
----------------------------------------------------------------------------------------

Putnam VT Multi-   Seeks long-term capital appreciation.        Putnam Investment
Cap Growth                                                      Management, LLC
Fund - Class IB
Shares
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Aggr-  consistent with an aggressive level of       Investment Advisers, LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 2)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests 3 small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------
Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Aggr-  consistent with an aggressive level of       Investment Advisers, LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 4)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Cons-  consistent with a conservative level of      Investment Advisers, LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
2)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Cons-  consistent with a conservative level of      Investment Advisers, LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
4)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Davis                                               Investment Advisers,
New York Venture                                                LLC, adviser; Davis
Fund (Class 3)                                                  Selected Advisers, L.P.,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term growth of capital.           Columbia Management
Portfolio - Gold-                                               Investment Advisers,
man Sachs Mid Cap                                               LLC, adviser; Goldman
Value Fund (Class                                               Sachs Asset Management,
3)                                                              L.P., subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderate level of risk.    Investment Advisers, LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 2)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.

----------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  23

----------------------------------------------------------------------------------------
INVESTING IN            INVESTMENT OBJECTIVE AND POLICIES          INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderate level of risk.    Investment Advisers, LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 4)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately aggressive      Investment Advisers, LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
2)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately aggressive      Investment Advisers, LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
4)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately conservative    Investment Advisers, LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
2)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately conservative    Investment Advisers, LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
4)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------
Variable           Seeks long-term capital appreciation.        Columbia Management
Portfolio - Part-                                               Investment Advisers,
ners Small Cap                                                  LLC, adviser; Barrow,
Value Fund (Class                                               Hanley, Mewhinney &
3)                                                              Strauss, Inc., Denver
                                                                Investment Advisors LLC,
                                                                Donald Smith & Co.,
                                                                Inc., River Road Asset
                                                                Management, LLC and
                                                                Turner Investment
                                                                Partners, Inc.,
                                                                subadvisers.
----------------------------------------------------------------------------------------

Wanger             Seeks long-term capital appreciation.        Columbia Wanger Asset
International                                                   Management, LLC
----------------------------------------------------------------------------------------

Wanger USA         Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                Management, LLC
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Index Asset                                                     adviser; Wells Capital
Allocation                                                      Management Inc., sub-
Fund - Class 2                                                  adviser.

----------------------------------------------------------------------------------------




 24 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN            INVESTMENT OBJECTIVE AND POLICIES          INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
International                                                   adviser; Wells Capital
Equity                                                          Management Inc., sub-
Fund - Class 2                                                  adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
Opportunity                                                     adviser; Wells Capital
Fund - Class 2                                                  Management Inc., sub-
                                                                adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund - Class 2                                                  Management Inc., sub-
                                                                adviser.
----------------------------------------------------------------------------------------



THE FIXED ACCOUNT

You also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an annuitant if you are 90 or younger.

The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account and/or to the fixed account in tenth of percent increments. For contracts issued on or after July 1, 2003, we reserve the right to limit the amount of any purchase payment allocated to the fixed account to 30% of the purchase payment although currently we allow more than 30% of a purchase payment to be so allocated to the fixed account.



We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  25

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. This means that the contract will be annuitized (converted to a stream of monthly payments), and the first payment will be sent on the settlement date. If your contract is annuitized, the contract goes into payout mode and only the annuity payout provisions continue. Unless Annuity Payout Plan E is elected, you will no longer have access to your contract value. In addition, the death benefit and any optional benefits you have elected will end. When we processed your application, we established the settlement date as the maximum age (or contract anniversary, if applicable). We have established a new maximum age (or contract anniversary) as described below. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

Generally, the settlement date must be no later than the annuitant's 95th birthday or the tenth contract anniversary. If the annuitant was age 95 or older and past the tenth contract anniversary when the new maximum was established, the new settlement date was set to a birthday later than age 95. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.

Six months prior to your settlement date, we will contact you with your options, including the option to postpone your annuitization start date to a future date. If you do not make an election, annuity payouts, using the contract's default option of Annuity Payout Plan B -- life annuity with 10 years certain will begin on the settlement date and your monthly annuity payments will continue for as long as you live. If the annuitant does not survive 10 years, payments will continue until 10 years of payments have been made.

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new settlement date, your contract will not be automatically annuitized. If you satisfy your RMDs for a qualified annuity in the form of partial surrenders from this contract, you are electing to defer annuitizing your contract. Contract owners of IRAs and TSAs may also be able to satisfy RMDs by electing other IRAs or TSAs, and in that case, will delay the start of annuity payouts for these contracts.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their complete claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's complete claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
MINIMUM ALLOWABLE PURCHASE PAYMENTS*

If paying by installments under a scheduled payment plan:
  $50 per month


                                                                     RAVA ADVANTAGE     RAVA SELECT

If paying by any other method:

  initial payment for qualified annuities                                $1,000           $ 2,000

  initial payment for nonqualified annuities                              2,000            10,000

  for any additional payments                                                50                50


* Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in Illinois and New Jersey.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS** based on the age of you or the annuitant, whoever is older, on the effective date of the contract:


                                                                     RAVA ADVANTAGE     RAVA SELECT

  through age 85                                                         100,000          100,000

  for ages 86 to 90                                                       50,000           50,000


  ** These annual contribution limits apply in total to all RiverSource Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


We will consider your contract void from the start if we do not receive initial purchase payment within 180 days from the application signed date. Purchase payment amounts and purchase payment timing may vary by state and may be limited under the terms of your contract. For RAVA Advantage, except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.




 26 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

Subject to state law limitations, we reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS


 1  BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474


 2  BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.


PURCHASE PAYMENT CREDITS
FOR RAVA ADVANTAGE: we add a credit to your contract in the amount of:

- 1% of each purchase payment received:

  - if you elect the ten-year surrender charge schedule for your contract*; OR

  - if you elect the seven-year surrender charge schedule for your contract AND your initial purchase payment to the contract is at least $100,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract* AND your initial purchase payment to the contract is at least $100,000.

To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits.*

Surrender charges under RAVA Advantage may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender in years five through ten. We pay for the credits under RAVA Advantage primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

FOR RAVA SELECT: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000.

To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Hospital or Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits.* The amount we pay to you under these circumstances will always equal or exceed your surrender value.

Expenses under RAVA Select may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing this contract. We pay for the credits under RAVA Select primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  27

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

* The ten-year surrender charge under RAVA Advantage is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000. For contracts purchased in Oregon, we will not assess a charge equal to the amount of the purchase payment credits upon payment of a death benefit or surrender.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

LIMITATIONS ON THE USE OF CONTRACTS
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. Subject to state regulatory requirements, we prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:


                                                                     RAVA ADVANTAGE     RAVA SELECT

For nonqualified annuities                                                0.95%            1.20%

For qualified annuities                                                   0.75%            1.00%


This fee covers the mortality and expense risk that we assume. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.



 28 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

MAV RIDER FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.25%(2) of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits.

EEB RIDER FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.30% of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

EEP RIDER FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.40% of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) You may select any one of the MAV, EEB or EEP riders. Or you may select the MAV and either the EEB or the EEP. However, you cannot select both the EEB and the EEP. Riders may not be available in all states. The MAV, EEB and EEP riders are only available if you and the annuitant are age 75 or younger at the rider effective date. EEP is only available on contracts purchased through a transfer or exchange.
(2) For contracts purchased before May 1, 2003, the MAV rider fee for RAVA Advantage and RAVA Select is 0.15%.

PN RIDER FEE
Before May 10, 2010, we deducted our annual charge of 0.10% of your contract value less any excluded accounts on your contract anniversary at the end of each contract year. This fee is no longer applicable beginning May 10, 2010.

SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. For RAVA Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. You select the surrender charge period at the time of your application for the contract. The surrender charge percentages that apply to you are shown in your contract.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  29

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA is defined as the greater of:

- 10% of the contract value on the prior contract anniversary, and

- current contract earnings.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA ADVANTAGE:

For purposes of calculating any surrender charge under RAVA Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:


                                                               TEN-YEAR SCHEDULE*

                                                          NUMBER OF
                                                       COMPLETED YEARS
                SEVEN-YEAR SCHEDULE                       FROM DATE       SURRENDER CHARGE
NUMBER OF COMPLETED YEARS FROM    SURRENDER CHARGE         OF EACH           PERCENTAGE
DATE OF EACH PURCHASE PAYMENT        PERCENTAGE       PURCHASE PAYMENT

               0                          7%                  0                   8%

               1                          7                   1                   8

               2                          7                   2                   8

               3                          6                   3                   7

               4                          5                   4                   7

               5                          4                   5                   6

               6                          2                   6                   5

               7                          0                   7                   4

                                                              8                   3

                                                              9                   2

                                                             10                   0


* The ten-year surrender charge schedule under RAVA Advantage is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary regardless of when payments are made.

SURRENDER CHARGE UNDER RAVA SELECT (IN TEXAS RAVA SELECT CONTRACTS ISSUED PRIOR TO 11/7/2002):
For purposes of calculating any surrender charge under RAVA Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.



 30 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:


            CONTRACT YEAR    SURRENDER CHARGE PERCENTAGE

                  1                       7%

                  2                       7

                  3                       7

              Thereafter                  0


SURRENDER CHARGE UNDER RAVA SELECT CONTRACTS ISSUED IN TEXAS ON OR AFTER 11/7/2002:
For purposes of calculating any surrender charge under RAVA Select in Texas, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We surrender amounts from the oldest purchase payments first. We do assess a surrender charge on these payments during the first three contract years as follows:


                                                        SURRENDER CHARGE PERCENTAGE
                                             (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                              IN CONTRACT YEAR
PAYMENTS MADE IN CONTRACT YEAR             1              2              3             THEREAFTER

               1                           8%             7%             6%                 0%

               2                                          8              7                  0

               3                                                         8                  0

               Thereafter                                                                   0


PARTIAL SURRENDERS UNDER RAVA ADVANTAGE AND RAVA SELECT
For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

For an example, see Appendix A.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.


                                       ASSUMED INVESTMENT RATE
                                      3.50%              5.00%

Qualified annuity discount rate       4.72%              6.22%

Nonqualified annuity discount rate    4.92%              6.42%


WAIVER OF SURRENDER CHARGES
We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- For RAVA Advantage, amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon;

- to the extent that they exceed the greater of contract earnings or 10% of the contract value on the prior contract anniversary, required minimum distributions from a qualified annuity. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;

- contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;

- amounts we refund to you during the free look period*;

- death benefits*; and



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  31

- surrenders you make under your contract's "Waiver of Surrender Charges for Hospital or Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. Under RAVA Advantage, you must provide proof satisfactory to us that, as of the date you request the surrender, you or the annuitant are confined to a nursing home and have been for the prior 90 days and the confinement began after the contract date. Under RAVA Select, you must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for 90 straight days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge;

- minus any prorated portion of the MAV rider charge (if selected);

- minus any prorated portion of the EEB rider charge (if selected); and

- minus any prorated portion of the EEP rider charge (if selected).

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or charge for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.



 32 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value. The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and a deduction of:

- a prorated portion of the contract administrative charge;

- a prorated portion of the MAV rider charge (if selected);

- a prorated portion of the EEB rider charge (if selected); and/or

- a prorated portion of the EEP rider charge (if selected).

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. You may not set up automated transfer if the PN program is in effect. The potential effect is to lower your average cost per unit.




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  33

HOW DOLLAR-COST AVERAGING WORKS

                                                                              ACCUMULATION      NUMBER
By investing an equal number of dollars                            AMOUNT         UNIT         OF UNITS
each month...                                            MONTH    INVESTED        VALUE       PURCHASED

                                                          Jan       $100           $20           5.00

                                                          Feb        100            18           5.56

you automatically buy                                     Mar        100            17           5.88
more units when the                         (ARROW)       Apr        100            15           6.67
per unit market price is low...                           May        100            16           6.25
                                                          Jun        100            18           5.56
                                                          Jul        100            17           5.88
and fewer units                                           Aug        100            19           5.26
when the per unit                           (ARROW)       Sept       100            21           4.76
market price is high.                                     Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in numbers with no more than one digit past the decimal. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Navigator Program" below).

PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM)
If you are participating in the PN program, your contract value is allocated to a PN program investment option. The PN program investment options are currently five funds of funds, each of which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds' investment objective ("Portfolio Navigator funds"). You do not need to participate in the PN program to allocate your contract value to one or more Portfolio Navigator funds available under the PN program. You may choose to discontinue your participation in the PN program at any time.

The PN program also allows those who participated in a previous version of the PN program and who previously opted out of the transfer of their contract value to Portfolio Navigator funds to remain invested in accordance with a "static" PN program model portfolio investment option that is not subject to updating or reallocation. For more information on the static model portfolios, see "The static model portfolios" below.

You should review any PN program information, including the prospectus for the funds of funds, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.

THE PORTFOLIO NAVIGATOR FUNDS. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. The funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach. Columbia Management Investment Advisers is the investment adviser of each of the


 34 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS funds of funds, and Columbia Management Investment Advisers or an affiliate is the investment adviser of each of the underlying funds in which the funds of funds invest. Morningstar Associates, LLC serves as an independent consultant to Columbia Management Investment Advisers to provide recommendations regarding portfolio construction and ongoing analysis of the funds of funds. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your contract value under the PN program (regardless of whether you have selected a PN program investment option or have chosen to remain in a static model portfolio). Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management Investment Advisers and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management Investment Advisers and the fund's board of trustees.

Below are the target asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:

1. Variable Portfolio - Aggressive Portfolio: 80% Equity / 20% Fixed Income

2. Variable Portfolio - Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income

3. Variable Portfolio - Moderate Portfolio: 50% Equity / 50% Fixed Income

4. Variable Portfolio - Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income

5. Variable Portfolio - Conservative Portfolio: 20% Equity / 80% Fixed Income

FUND OF FUNDS CONFLICTS OF INTEREST. In providing investment advisory services for the funds of funds and the underlying funds in which the funds of funds invest, Columbia Management Investment Advisers is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which Columbia Management Investment Advisers and its affiliates are subject, see the funds of funds prospectus.

THE STATIC MODEL PORTFOLIOS. If you have chosen to remain invested in a "static" PN program model portfolio investment option, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any updates to the model portfolio or reallocation recommendations. (The last such reallocation recommendation was provided in 2009.) Each model portfolio consists of underlying funds according to the allocation percentages stated for the model portfolio. If you are participating in the PN program through a model portfolio, you instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you choose to remain in a static model portfolio, the investments and investment styles and policies of the underlying funds in which your contract value is invested may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs, even though your allocations to underlying funds do not change. Furthermore, the absence of periodic updating means that existing underlying funds will not be replaced as may be appropriate due to poor performance, changes in management personnel, or other factors.

Although the model portfolios are no longer maintained on an ongoing basis, the asset allocations in the model portfolios may have been affected by conflicts of interest similar to those to which the funds of funds are subject. Certain of the underlying funds in the model portfolios are managed by Columbia Management Investment Advisers or an affiliate while others are not, and we or our affiliate had an incentive to specify greater allocation percentages for the affiliated underlying funds.

PARTICIPATING IN THE PN PROGRAM. You are responsible for determining which investment option is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style that is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio or investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option (or the asset mix reflected in the model portfolio, if applicable) you select or have selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your decision to participate in the PN program, your selection of a specific investment option or model portfolio, if applicable, or your decision to change to a different investment option.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  35

Currently, there are five Portfolio Navigator funds (and under the previous PN program five static model portfolio investment options) ranging from conservative to aggressive. You may not use more than one investment option or model portfolio at a time. Each investment option is a fund of funds. Each model portfolio consists of subaccounts and/or the fixed account (if included) according to the allocation percentages stated for the model portfolio. If you are participating in the PN program in a model portfolio, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

You may request a change to your fund of funds (or a transfer to a fund of funds) up to twice per contract year by written request on an authorized form or by another method agreed to by us. We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of investment options based on the amount of your initial purchase payment we accept or when you take a surrender;

- substitute a fund of funds for your model portfolio, if applicable, if permitted under applicable securities law; and

- discontinue the PN program after 30 days' written notice.

RISKS. Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. By investing in a fund of funds, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a fund of funds, see the prospectus for funds of funds.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while the PN program is in effect.

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.

When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

Subject to state regulatory requirements, we may suspend or modify transfer privileges at any time.

For more information on transfers after annuity payments begin, see "Transfer Policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary. For contracts issued on or after July 1, 2003, currently you may transfer any amount of contract value to the fixed account. However, we reserve the right to limit the amount transferred to the fixed account so that the value of the fixed account after the transfer is not greater than 30% of the contract value.


- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). For contracts issued on or after July 1, 2003, the transfers out of the fixed account are limited to the greater of: a) 30% of the fixed account value at the beginning of the contract year, or b) the amount transferred out of the fixed account in the previous contract year, excluding any automated transfer amounts. Because of this limitation, it may take you several years to transfer all your contract value from the fixed account. You should carefully consider whether the fixed account meets your investment criteria before you invest.


- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.



 36 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.


If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under any automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  37

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.




 38 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- If the PN program is in effect, you are not allowed to set up an automated transfer.

MINIMUM AMOUNT
Transfers or surrenders:  $50

MAXIMUM AMOUNT
Transfers or surrenders: None (except for automated transfers from the fixed account)


 3 BY TELEPHONE


Call:
1-800-862-7919




MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers:                Contract value or entire account balance
Surrenders:               $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  39
have to pay a contract administrative charge, surrender charges, or any applicable optional rider charges (see "Charges"). Federal income taxes and penalties as well as state and local income taxes may apply (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.



 40 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - distribution is due to plan termination; or

  - you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, EEB or EEP. If you change ownership of your contract, we will terminate the EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits.") In addition, the terms of the EEB and the MAV will change due to a change of ownership. If either the new owner or the annuitant is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over". We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, the MAV will be set equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT


We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death if you die before the settlement start date while this contract is in force. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  41

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges;

- purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders.



                                   PS X DB
                                  --------
ADJUSTED PARTIAL SURRENDERS   =
                                     CV



     PS = the amount by which the contract value is reduced as a result of the partial surrender.

     DB = is the death benefit on the date of (but prior to) the partial surrender.

     CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND THE ANNUITANT ARE AGE 80 OR YOUNGER:

- You purchase the contract with a payment of $20,000.

- On the sixth contract anniversary the contract value grows to $30,000.

- During the seventh contract year the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.


We calculate the death benefit as follows:
      The contract value on the most recent sixth contract anniversary:                 $30,000.00
      plus purchase payments made since that anniversary:                                    +0.00
      minus adjusted partial surrenders taken since that anniversary calculated as:
      $1,500 x $30,000
      ----------------                                                                   -1,607.14

           $28,000
                                                                                        ----------

      for a death benefit of:                                                           $28,392.86




IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES
If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, give us written instructions to continue the contract as owner.

If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

We will not waive surrender charges on contracts continued under the spousal continuation provision.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.



 42 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

QUALIFIED ANNUITIES
- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, with the contract value equal to the death benefit that would otherwise have been paid or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

  If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

  We will not waive surrender charges on contracts continued under the spousal continuation provision.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

  Additionally, any optional riders, if selected, will terminate. In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). If the beneficiary chooses the checking account option, the proceeds will be deposited into an interest bearing checking account issued by Ameriprise Bank, FSB, member FDIC unless the beneficiary fails to meet the requirements of using this option.

OPTIONAL BENEFITS

The assets held in our general account support the guarantees under your contract, including optional death benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)
The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.

If both you and the annuitant are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  43
after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV
- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix B.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)
The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides for reduced benefits if you are or the annuitant is age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your financial advisor and your tax advisor whether or not the EEB is appropriate for your situation.

If both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP.

The EEB provides that if you die or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit") or the MAV death benefit amount, if applicable,

PLUS
- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date; or

- 15% of your earnings at death if you or the annuitant were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.



 44 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

EARNINGS AT DEATH FOR THE EEB AND EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:

- the standard death benefit amount or the MAV death benefit amount, if applicable (the "death benefit amount")

- MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

  - MINUS the greater of:

     - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

     - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

  - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

  - the greater of:

     - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

     - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

  - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB
- You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

For an example, see Appendix B.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract, he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  45

ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)
The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides for reduced benefits if you or the annuitant is age 70 or older at the rider effective date. It does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. The EEP also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your financial advisor and your tax advisor whether or not the EEP is appropriate for your situation.

If both you and the annuitant are age 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. THIS RIDER IS ONLY AVAILABLE UNDER ANNUITIES PURCHASED THROUGH AN EXCHANGE OR DIRECT TRANSFER FROM ANOTHER ANNUITY OR A LIFE INSURANCE POLICY. You may not select this rider if you select the EEB.

The EEP provides that if you die or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS
- EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:


                   PERCENTAGE IF YOU AND THE ANNUITANT ARE     PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR     UNDER AGE 70 ON THE RIDER EFFECTIVE DATE    70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                           0%                                          0%

Three and Four                       10%                                       3.75%

Five or more                         20%                                        7.5%


Additional death benefits payable under the EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Another way to describe the benefits payable under the EEP rider is as follows:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Death Benefit") or the MAV death benefit amount, if applicable PLUS


                 IF YOU AND THE ANNUITANT ARE UNDER
CONTRACT YEAR    AGE 70 ON THE RIDER EFFECTIVE DATE, ADD . . .
1                Zero

2                40% x earnings at death (see above)

3 & 4            40% x (earnings at death + 25% of exchange purchase payment*)

5+               40% x (earnings at death + 50% of exchange purchase payment*)

                 IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR    OR OLDER ON THE RIDER EFFECTIVE DATE, ADD . . .
1                Zero

2                15% x earnings at death

3 & 4            15% x (earnings at death + 25% of exchange purchase payment*)

5+               15% x (earnings at death + 50% of exchange purchase payment*)


* Exchange purchase payments are purchase payments exchanged from another contract that are identified at issue and not previously surrendered.

We are not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

TERMINATING THE EEP
- You may terminate the EEP rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The EEP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.



 46 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

- The EEP rider will terminate in the case of an ownership change.

- The EEP rider will terminate in the case of the spousal continuation if the new owner is age 76 or older.

For an example, see Appendix B.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse at the time he or she elects to continue the contract has reached age 76, the EEP rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:

- the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit amount (or the MAV death benefit amount, if applicable) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, the annuitant's sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  47
assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine present value. For qualified annuities, the discount rate we use in the calculation will be either 4.72% or 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life expectancy of the annuitant or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.



 48 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

ANNUITY PAYOUTS: Generally, unlike surrenders described below, the taxation of annuity payouts is subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the new partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.

SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.



The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.



DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the investment in the contract is



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  49
taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also "Benefits in Case of Death -- If you Die Before the Settlement Date").


MEDICARE CONTRIBUTION TAX: Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) will be subject to a new 3.8% Medicare contribution tax (as an addition to income taxes). For individuals, the 3.8% tax will apply to the lesser of (1) the amount by which the taxpayer's modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer's "net investment income." Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.



ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income will generally remain tax-deferred until surrendered or paid out.


PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

-  if it is allocable to an investment before Aug. 14, 1982; or

-  if annuity payouts are made under immediate annuities as defined by the Code.


TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.



1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contract while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer of one policy or contract for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, or (4) the exchange of a qualified long-term care insurance contract for a qualified long-term insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.



For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange. Different IRS limitations on surrenders apply to partial exchanges completed prior to October 24, 2011.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.



 50 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special RMD rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.



The federal income tax withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.


WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  51

-  the payout is a RMD as defined under the Code;

-  the payout is made on account of an eligible hardship;

-  the payout is a corrective distribution; or

-  if the distribution is made from an inherited IRA.



State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

-  because of your death;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);




- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);


-  to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also "Benefits in Case of Death -- If You Die Before the Settlement Date").

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.



 52 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 1.00% based on annual total contract value for as long as the contract remains in


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  53
effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its financial advisors in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your financial advisor and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


LEGAL PROCEEDINGS


Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life is responding to regulatory audits, market conduct examinations and other inquiries (including inquiries from the State of Minnesota). RiverSource Life has cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries.



RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.




 54 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

                                   APPENDICES

THE PURPOSE OF THESE APPENDICES IS TO ILLUSTRATE THE OPERATION OF VARIOUS CONTRACT FEATURES AND RIDERS AND TO PROVIDE CONDENSED FINANCIAL HISTORY DISCLOSURE REGARDING THE SUBACCOUNTS. IN ORDER TO DEMONSTRATE THESE CONTRACT FEATURES AND RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL DEATH BENEFITS IN APPENDIX B INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF THESE PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO REQUIRED MINIMUM DISTRIBUTIONS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN OPTIONAL DEATH BENEFITS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  55

APPENDIX A: EXAMPLE -- SURRENDER CHARGES

PARTIAL SURRENDER CHARGE CALCULATION EXAMPLE
Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

    AMOUNT REQUESTED              $1,000
-----------------------     OR    ------  =    $1,075.27
1.00 - SURRENDER CHARGE             .93


By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and the applicable prorated MAV, EEB or EEP charge.

SURRENDER CHARGE CALCULATION EXAMPLE
The following is an example of the calculation we would make to determine the surrender charge on a RAVA Advantage contract that contains a seven-year surrender charge schedule with this history:

- We received these payments:

  - $10,000 paid on the contract date;

  - $8,000 paid on the sixth contract anniversary;

  - $6,000 paid on the eighth contract anniversary; and

- The owner surrenders the contract for its total contract value of $26,500 and had not made any other surrenders during that contract year; and

- The contract value was $28,000 on the ninth contract anniversary.

SURRENDER CHARGE   EXPLANATION
      $  0         $2,500 is contract earnings surrendered without charge; and
         0         $300 is 10% of the prior anniversary contract value that is in excess of contract earnings surrendered without charge (from above). 10% of
                   $28,000 = $2,800 - $2,500 = $300
         0         $10,000 payment was received eight or more years before surrender and is surrendered without surrender charge; and
       480         $8,000 payment is surrendered with a 6% surrender charge since there have been 3 completed years from date of purchase payment; and
       420         $6,000 payment is surrendered with a 7% surrender charge since there has been 1 completed year from date of purchase payment.
      ----
      $900





 56 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX B: EXAMPLE -- OPTIONAL BENEFITS

EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

  WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:

The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

  Greatest of your contract anniversary contract values:                 $24,000
  plus purchase payments made since that anniversary:                         +0
  minus adjusted partial surrenders, calculated as:




      ($1,500 x $24,000)                                                  -1,636
         ------------      =                                        ------------
            $22,000

  for a death benefit of:                                          $      22,364


EXAMPLE -- EEB DEATH BENEFIT

- You purchase the contract with a payment of $100,000 and both you and the annuitant are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEB.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

  MAV death benefit amount (contract value):                             $110,000
  plus the EEB which equals 40% of earnings at death (MAV death benefit amount minus payments not previously surrendered):
  0.40 x ($110,000 - $100,000) =                                           +4,000
                                                                         --------
  Total death benefit of:                                                $114,000


- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

  MAV death benefit amount (maximum anniversary value):                  $110,000
  plus the EEB (40% of earnings at death):
  0.40 x ($110,000 - $100,000) =                                           +4,000
                                                                         --------
  Total death benefit of:                                                $114,000





RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  57

- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $48,025. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

    MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

                     ($50,000 x $110,000)
      $110,000   -       ------------       =                              $57,619
                           $105,000



    plus the EEB (40% of earnings at death):
    0.40 x ($57,619 - $55,000) =                                            +1,048
                                                                           -------
    Total death benefit of:                                                $58,667


- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:

  MAV death benefit amount (contract value):                             $200,000
  plus the EEB (40% of earnings at death):
  0.40 x 2.50 x ($55,000) =                                               +55,000
                                                                         --------
  Total death benefit of:                                                $255,000


- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

  MAV death benefit amount (contract value):                             $250,000
  plus the EEB (40% of earnings at death):
  0.40 x 2.50 x ($55,000) =                                               +55,000
                                                                         --------
  Total death benefit of:                                                $305,000


- During the eleventh contract year the contract value remains $250,000 and the "new" purchase payment is now one year old. The value of the EEB changes. The death benefit equals:

  MAV death benefit amount (contract value):                             $250,000
  plus the EEB which equals 40% of earnings at death (the standard death benefit amount minus payments not previously surrendered):
  0.40 x ($250,000 - $105,000) =                                          +58,000
                                                                         --------
  Total death benefit of:                                                $308,000


EXAMPLE -- EEP DEATH BENEFIT

- You purchase the contract with an exchange purchase payment of $100,000 and both you and the annuitant are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEP.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit amount, which is the contract value, or $105,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.



 58 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

- On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP Part II does not provide any additional benefit at this time. The death benefit equals:

  MAV death benefit amount (contract value):                             $110,000
  plus the EEP Part I which equals 40% of earnings at death (the MAV death benefit amount minus purchase payments not previously surrendered):
  0.40 x ($110,000 - $100,000) =                                           +4,000
                                                                         --------
  Total death benefit of:                                                $114,000


- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

  MAV death benefit amount (maximum anniversary value):                  $110,000
  plus the EEP Part I (40% of earnings at death):
  0.40 x ($110,000 - $100,000) =                                           +4,000
  plus the EEP Part II which in the third contract year
  equals 10% of exchange purchase payments identified at
  issue and not previously surrendered:
  0.10 x $100,000 =                                                       +10,000
                                                                         --------
  Total death benefit of:                                                $124,000


- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

     MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

                      ($50,000 x
                       $110,000)
      $110,000   -   ------------   =                                    $57,619
                       $105,000



  plus the EEP Part I (40% of earnings at death):
  0.40 x ($57,619 - $55,000) =                                            +1,048
  plus the EEP Part II which in the third contract year
  equals 10% of exchange purchase payments identified at
  issue and not previously surrendered:
  0.10 x $55,000 =                                                        +5,500
                                                                         -------
  Total death benefit of:                                                $64,167


- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $64,167. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit equals:

  MAV death benefit amount (contract value):                             $200,000
  plus the EEP Part I (40% of earnings at death):
  0.40 x (2.50 x $55,000) =                                               +55,000
  plus the EEP Part II which after the fourth contract year equals
  20% of exchange purchase payments identified at issue and not previously surrendered:
  0.20 x $55,000 =                                                        +11,000
                                                                         --------
  Total death benefit of:                                                $266,000





RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  59

- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP
  Part II. The death benefit equals:

  MAV death benefit amount (contract value):                             $250,000
  plus the EEP Part I (40% of earnings at death):
  0.40 x (2.50 x $55,000) =                                               +55,000
  plus the EEP Part II, which after the fourth contract year equals
  20% of exchange purchase payments identified at issue and not previously surrendered:
  0.20 x $55,000 =                                                        +11,000
                                                                         --------
  Total death benefit of:                                                $316,000


- During the eleventh contract year the contract value remains $250,000 and the "new" purchase payment is now one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit equals:

  MAV death benefit amount (contract value):                             $250,000
  plus the EEP Part I which equals 40% of earnings at death (the MAV death benefit minus payments not previously surrendered):
  0.40 x ($250,000 - $105,000) =                                          +58,000
  plus the EEP Part II, which after the fourth contract year equals
  20% of exchange purchase payments identified at issue and not previously surrendered:
  0.20 x $55,000 =                                                        +11,000
                                                                         --------
  Total death benefit of:                                                $319,000





 60 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX C: CONDENSED FINANCIAL INFORMATION (UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2011.





VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                           2011      2010    2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning of
  period                                     $1.26     $1.07   $0.71   $1.36   $1.14   $1.06   $1.00      --      --      --
Accumulation unit value at end of period     $0.96     $1.26   $1.07   $0.71   $1.36   $1.14   $1.06      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             3,348     4,452   5,299   3,750   4,111  14,120   2,021      --      --      --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of
  period                                     $1.06     $0.95   $0.80   $1.35   $1.30   $1.12   $1.08   $0.98   $0.74   $0.96
Accumulation unit value at end of period     $1.12     $1.06   $0.95   $0.80   $1.35   $1.30   $1.12   $1.08   $0.98   $0.74
Number of accumulation units outstanding
  at end of period (000 omitted)            48,468    55,671  68,595  84,420 116,725 135,093 149,316 125,010  82,114  43,189
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of
  period                                     $1.69     $1.63   $1.23   $2.64   $2.52   $1.88   $1.63   $1.31   $0.92   $0.98
Accumulation unit value at end of period     $1.35     $1.69   $1.63   $1.23   $2.64   $2.52   $1.88   $1.63   $1.31   $0.92
Number of accumulation units outstanding
  at end of period (000 omitted)            83,009   102,937 150,692 202,780 217,241 203,016 153,107  70,504  34,604  12,313
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (8/13/2001)
Accumulation unit value at beginning of
  period                                     $1.37     $1.22   $0.92   $1.68   $1.44   $1.16   $1.03   $0.91   $0.73   $0.93
Accumulation unit value at end of period     $1.19     $1.37   $1.22   $0.92   $1.68   $1.44   $1.16   $1.03   $0.91   $0.73
Number of accumulation units outstanding
  at end of period (000 omitted)            19,142    22,872  26,575  32,736  42,202  45,349  43,612  34,180  21,555  11,378
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit value at beginning of
  period                                     $1.03     $0.87   $0.68   $0.90   $1.00      --      --      --      --      --
Accumulation unit value at end of period     $1.01     $1.03   $0.87   $0.68   $0.90      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            11,208    12,924  48,044  54,402  56,815      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of
  period                                     $1.06     $0.92   $0.69   $1.19   $0.99   $1.04   $1.00      --      --      --
Accumulation unit value at end of period     $1.06     $1.06   $0.92   $0.69   $1.19   $0.99   $1.04      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            10,122    11,063  11,805  12,809  13,321  78,916  10,074      --      --      --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (8/13/2001)
Accumulation unit value at beginning of
  period                                     $1.45     $1.29   $1.08   $1.49   $1.59   $1.35   $1.30   $1.15   $0.90   $1.04
Accumulation unit value at end of period     $1.45     $1.45   $1.29   $1.08   $1.49   $1.59   $1.35   $1.30   $1.15   $0.90
Number of accumulation units outstanding
  at end of period (000 omitted)            56,802    64,096  72,598  82,749 118,591 136,167 142,660 110,681  74,984  42,497
----------------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of
  period                                     $1.07     $0.97   $0.78   $1.14   $1.12   $1.04   $0.99   $0.92   $0.78   $0.89
Accumulation unit value at end of period     $1.12     $1.07   $0.97   $0.78   $1.14   $1.12   $1.04   $0.99   $0.92   $0.78
Number of accumulation units outstanding
  at end of period (000 omitted)            12,719    14,304  15,940  18,431  21,893  24,975  23,850  20,551  15,315   9,520
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
  period                                     $1.19     $1.07   $0.86   $1.24   $1.23   $1.08   $1.05   $0.97   $0.81   $0.94
Accumulation unit value at end of period     $1.21     $1.19   $1.07   $0.86   $1.24   $1.23   $1.08   $1.05   $0.97   $0.81
Number of accumulation units outstanding
  at end of period (000 omitted)            53,355    61,921  74,529  61,707  86,628  89,309  92,705  84,704  79,035  64,273
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
  period                                     $1.21     $1.22   $1.22   $1.20   $1.16   $1.12   $1.10   $1.10   $1.10   $1.09
Accumulation unit value at end of period     $1.20     $1.21   $1.22   $1.22   $1.20   $1.16   $1.12   $1.10   $1.10   $1.10
Number of accumulation units outstanding
  at end of period (000 omitted)           124,252   134,040 197,288 399,214 286,121 258,492 193,996 187,100 203,753 255,251
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
  period                                     $1.59     $1.48   $1.30   $1.40   $1.34   $1.30   $1.28   $1.23   $1.19   $1.13
Accumulation unit value at end of period     $1.69     $1.59   $1.48   $1.30   $1.40   $1.34   $1.30   $1.28   $1.23   $1.19
Number of accumulation units outstanding
  at end of period (000 omitted)           232,229   282,705 638,984 610,707 599,680 511,100 332,677 221,377 188,939 154,530
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
  period                                     $1.68     $1.45   $1.15   $1.94   $1.81   $1.52   $1.35   $1.15   $0.82   $1.02
Accumulation unit value at end of period     $1.59     $1.68   $1.45   $1.15   $1.94   $1.81   $1.52   $1.35   $1.15   $0.82
Number of accumulation units outstanding
  at end of period (000 omitted)           206,688   256,449 508,061 530,216 560,416 585,144 408,559 255,776 134,486  86,442
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
  period                                     $0.80     $0.69   $0.56   $0.98   $0.96   $0.84   $0.79   $0.75   $0.59   $0.76
Accumulation unit value at end of period     $0.84     $0.80   $0.69   $0.56   $0.98   $0.96   $0.84   $0.79   $0.75   $0.59
Number of accumulation units outstanding
  at end of period (000 omitted)           186,291   218,715 257,537 301,682 383,078 450,207 263,828 130,790  69,981  52,124
----------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  61

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011      2010    2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (5/1/2000)
Accumulation unit value at beginning of
  period                                     $2.65     $2.23   $1.29   $2.81   $2.05   $1.54   $1.16   $0.94   $0.68   $0.72
Accumulation unit value at end of period     $2.08     $2.65   $2.23   $1.29   $2.81   $2.05   $1.54   $1.16   $0.94   $0.68
Number of accumulation units outstanding
  at end of period (000 omitted)            46,641    56,730  80,593 111,551  89,546  89,672  75,520  22,549   8,256   4,750
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
  period                                     $1.78     $1.68   $1.52   $1.54   $1.44   $1.36   $1.44   $1.32   $1.18   $1.03
Accumulation unit value at end of period     $1.85     $1.78   $1.68   $1.52   $1.54   $1.44   $1.36   $1.44   $1.32   $1.18
Number of accumulation units outstanding
  at end of period (000 omitted)            73,158    88,623 195,536 201,728 204,316 169,931 130,135  82,347  51,936  31,133
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit value at beginning of
  period                                     $1.23     $1.19   $1.12   $1.13   $1.05   $1.05   $1.03   $1.00      --      --
Accumulation unit value at end of period     $1.34     $1.23   $1.19   $1.12   $1.13   $1.05   $1.05   $1.03      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            82,435    92,837 302,524 171,393 147,400 161,490  91,038   2,274      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
  period                                     $1.78     $1.57   $1.03   $1.39   $1.37   $1.25   $1.21   $1.09   $0.88   $0.95
Accumulation unit value at end of period     $1.87     $1.78   $1.57   $1.03   $1.39   $1.37   $1.25   $1.21   $1.09   $0.88
Number of accumulation units outstanding
  at end of period (000 omitted)            91,967   111,083 137,350 147,297 218,538 251,768 262,154 242,254 177,150  93,845
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit value at beginning of
  period                                     $1.49     $1.33   $0.94   $1.16   $1.14   $1.07   $1.04   $1.00      --      --
Accumulation unit value at end of period     $1.57     $1.49   $1.33   $0.94   $1.16   $1.14   $1.07   $1.04      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            49,398    56,452 229,076 128,653 116,516 109,316  29,477   1,052      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
  period                                     $1.06     $0.94   $0.74   $1.26   $1.12   $0.91   $0.81   $0.69   $0.55   $0.67
Accumulation unit value at end of period     $0.92     $1.06   $0.94   $0.74   $1.26   $1.12   $0.91   $0.81   $0.69   $0.55
Number of accumulation units outstanding
  at end of period (000 omitted)            32,942    39,494  48,442  55,412  75,421  80,961  77,787  51,446  23,614  20,012
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
  period                                     $0.65     $0.56   $0.41   $0.75   $0.73   $0.66   $0.62   $0.57   $0.48   $0.65
Accumulation unit value at end of period     $0.63     $0.65   $0.56   $0.41   $0.75   $0.73   $0.66   $0.62   $0.57   $0.48
Number of accumulation units outstanding
  at end of period (000 omitted)           104,494   124,302 147,034 180,650 283,769 326,108 323,849 191,140 192,314 135,693
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.09     $0.90   $0.72   $1.19   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.05     $1.09   $0.90   $0.72   $1.19   $1.02      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            70,116    86,635 378,240 310,527 204,077 121,798      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.00     $0.89   $0.65   $1.27   $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.83     $1.00   $0.89   $0.65   $1.27   $1.07      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            20,933    26,527  32,788  41,006  32,112  59,299      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (5/1/2001)
Accumulation unit value at beginning of
  period                                     $1.53     $1.22   $0.75   $1.37   $1.22   $1.23   $1.12   $1.04   $0.85   $1.00
Accumulation unit value at end of period     $1.29     $1.53   $1.22   $0.75   $1.37   $1.22   $1.23   $1.12   $1.04   $0.85
Number of accumulation units outstanding
  at end of period (000 omitted)            28,726    34,995  40,215  38,730  50,337  62,826  47,283  53,376  42,780  16,388
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/2/2005)
Accumulation unit value at beginning of
  period                                     $1.38     $1.14   $0.81   $1.49   $1.36   $1.19   $1.00      --      --      --
Accumulation unit value at end of period     $1.26     $1.38   $1.14   $0.81   $1.49   $1.36   $1.19      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            25,903    33,723  57,405  76,989  71,709 101,239   6,605      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (5/1/2000)
Accumulation unit value at beginning of
  period                                     $0.93     $0.81   $0.65   $1.04   $1.00   $0.87   $0.84   $0.77   $0.61   $0.79
Accumulation unit value at end of period     $0.93     $0.93   $0.81   $0.65   $1.04   $1.00   $0.87   $0.84   $0.77   $0.61
Number of accumulation units outstanding
  at end of period (000 omitted)            65,653    77,987  91,208 100,420 127,010 139,008 154,949 144,039 103,587  64,771
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.19     $1.00   $0.80   $1.33   $1.34   $1.14   $1.10   $1.00      --      --
Accumulation unit value at end of period     $1.17     $1.19   $1.00   $0.80   $1.33   $1.34   $1.14   $1.10      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             9,950    10,640   6,269   5,696   7,988   7,937   6,232   3,498      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
  period                                     $1.79     $1.42   $1.03   $1.68   $1.77   $1.60   $1.53   $1.30   $0.89   $1.08
Accumulation unit value at end of period     $1.63     $1.79   $1.42   $1.03   $1.68   $1.77   $1.60   $1.53   $1.30   $0.89
Number of accumulation units outstanding
  at end of period (000 omitted)            16,466    19,549  21,859  26,621  38,095  49,721  59,243  61,563  44,627  29,202
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
  period                                     $1.36     $1.33   $1.27   $1.31   $1.25   $1.22   $1.21   $1.21   $1.20   $1.14
Accumulation unit value at end of period     $1.37     $1.36   $1.33   $1.27   $1.31   $1.25   $1.22   $1.21   $1.21   $1.20
Number of accumulation units outstanding
  at end of period (000 omitted)            78,480    95,906 109,059 125,698 120,018 125,729 145,087 160,725 155,718 124,866
----------------------------------------------------------------------------------------------------------------------------




 62 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                         2011      2010     2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.02     $0.88   $0.74   $1.13   $0.97   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.89     $1.02   $0.88   $0.74   $1.13   $0.97      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            38,081    37,446  39,767  30,400  17,045  51,380      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.17     $1.08   $0.75   $1.04   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.19     $1.17   $1.08   $0.75   $1.04   $1.03      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            74,599    74,514 162,181 119,741 111,086 103,830      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.07     $0.92   $0.68   $1.20   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.03     $1.07   $0.92   $0.68   $1.20   $1.03      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           162,922   192,769 269,589 398,515 294,643 244,121      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of
  period                                     $1.16     $1.02   $0.81   $1.40   $1.26   $1.13   $1.06   $1.01   $0.82   $1.00
Accumulation unit value at end of period     $1.17     $1.16   $1.02   $0.81   $1.40   $1.26   $1.13   $1.06   $1.01   $0.82
Number of accumulation units outstanding
  at end of period (000 omitted)            65,028    77,301  92,559 113,690 148,743 173,861 189,109 187,351 119,284  48,686
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of
  period                                     $2.50     $1.96   $1.41   $2.36   $2.06   $1.85   $1.58   $1.27   $0.93   $1.04
Accumulation unit value at end of period     $2.21     $2.50   $1.96   $1.41   $2.36   $2.06   $1.85   $1.58   $1.27   $0.93
Number of accumulation units outstanding
  at end of period (000 omitted)           109,162   132,015 187,652 236,346 264,423 290,678 260,492 188,565 109,647  50,458
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of
  period                                     $1.49     $1.33   $1.06   $1.91   $1.64   $1.40   $1.19   $1.06   $0.75   $0.95
Accumulation unit value at end of period     $1.22     $1.49   $1.33   $1.06   $1.91   $1.64   $1.40   $1.19   $1.06   $0.75
Number of accumulation units outstanding
  at end of period (000 omitted)            30,682    36,566  43,314  53,513  66,434  74,339  70,878  66,935  31,322  13,157
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (9/15/1999)
Accumulation unit value at beginning of
  period                                     $2.06     $1.71   $1.45   $2.53   $3.23   $2.70   $2.39   $1.83   $1.36   $1.34
Accumulation unit value at end of period     $1.93     $2.06   $1.71   $1.45   $2.53   $3.23   $2.70   $2.39   $1.83   $1.36
Number of accumulation units outstanding
  at end of period (000 omitted)            36,714    42,372  50,767  62,873  93,100 128,540 139,618 120,456  87,330  59,317
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/15/1999)
Accumulation unit value at beginning of
  period                                     $2.58     $2.02   $1.58   $2.38   $2.45   $2.11   $1.96   $1.59   $1.21   $1.35
Accumulation unit value at end of period     $2.46     $2.58   $2.02   $1.58   $2.38   $2.45   $2.11   $1.96   $1.59   $1.21
Number of accumulation units outstanding
  at end of period (000 omitted)            28,384    34,971  42,025  52,033  66,946  78,886  78,073  59,293  43,978  29,743
----------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (8/13/2001)
Accumulation unit value at beginning of
  period                                     $1.34     $1.21   $0.97   $1.55   $1.51   $1.29   $1.17   $1.05   $0.85   $0.97
Accumulation unit value at end of period     $1.32     $1.34   $1.21   $0.97   $1.55   $1.51   $1.29   $1.17   $1.05   $0.85
Number of accumulation units outstanding
  at end of period (000 omitted)            41,319    50,331  57,678  68,255  94,998  90,391  69,986  45,710  26,370  10,942
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning of
  period                                     $2.80     $2.26   $1.71   $2.73   $2.67   $2.31   $2.07   $1.65   $1.30   $1.37
Accumulation unit value at end of period     $2.60     $2.80   $2.26   $1.71   $2.73   $2.67   $2.31   $2.07   $1.65   $1.30
Number of accumulation units outstanding
  at end of period (000 omitted)            52,628    64,121  78,043  97,291 139,637 163,687 174,918 115,616  83,015  56,079
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning of
  period                                     $0.96     $0.85   $0.71   $1.14   $1.16   $1.04   $0.98   $0.86   $0.67   $0.86
Accumulation unit value at end of period     $0.99     $0.96   $0.85   $0.71   $1.14   $1.16   $1.04   $0.98   $0.86   $0.67
Number of accumulation units outstanding
  at end of period (000 omitted)            73,864    90,486 108,298 131,282 187,585 231,223 248,935 128,074  83,166  71,820
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (8/13/2001)
Accumulation unit value at beginning of
  period                                     $0.97     $0.85   $0.71   $1.25   $1.12   $1.07   $0.99   $0.94   $0.73   $0.98
Accumulation unit value at end of period     $0.89     $0.97   $0.85   $0.71   $1.25   $1.12   $1.07   $0.99   $0.94   $0.73
Number of accumulation units outstanding
  at end of period (000 omitted)            50,789    59,537  67,782  76,677  90,475 109,952 134,591  39,117  20,015  11,313
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital
Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares
changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES* (9/15/1999)
Accumulation unit value at beginning of
  period                                     $1.82     $1.55   $1.09   $2.08   $1.89   $1.64   $1.50   $1.31   $0.98   $1.25
Accumulation unit value at end of period     $1.68     $1.82   $1.55   $1.09   $2.08   $1.89   $1.64   $1.50   $1.31   $0.98
Number of accumulation units outstanding
  at end of period (000 omitted)             5,665     5,046   6,556   8,210  11,683  13,834  16,329  18,834  19,915  21,745
*Invesco V.I. Capital Development Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap
Growth Fund, Series I Shares on April 27, 2012.
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (8/13/2001)
Accumulation unit value at beginning of
  period                                     $1.40     $1.19   $0.84   $1.61   $1.47   $1.27   $1.17   $1.02   $0.76   $0.98
Accumulation unit value at end of period     $1.29     $1.40   $1.19   $0.84   $1.61   $1.47   $1.27   $1.17   $1.02   $0.76
Number of accumulation units outstanding
  at end of period (000 omitted)             8,525    10,525  13,229  16,534  23,253  25,868  24,349  20,043  10,924   6,981
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap
Growth Fund, Series II Shares on April 27, 2012.
----------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  63

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011      2010    2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (4/29/2011)
Accumulation unit value at beginning of
  period                                     $1.00        --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.92        --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             7,943        --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.06     $1.01   $0.80   $1.13   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.09     $1.06   $1.01   $0.80   $1.13   $1.02      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             7,312     7,456   8,089   8,014   5,881  33,923      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/1/2005)
Accumulation unit value at beginning of
  period                                     $1.39     $1.24   $0.93   $1.57   $1.39   $1.09   $1.00      --      --      --
Accumulation unit value at end of period     $1.28     $1.39   $1.24   $0.93   $1.57   $1.39   $1.09      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            30,304    36,189 128,526  99,290  48,018   1,744     127      --      --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of
  period                                     $0.88     $0.73   $0.47   $0.85   $0.80   $0.73   $0.72   $0.69   $0.48   $0.91
Accumulation unit value at end of period     $0.83     $0.88   $0.73   $0.47   $0.85   $0.80   $0.73   $0.72   $0.69   $0.48
Number of accumulation units outstanding
  at end of period (000 omitted)            19,212    21,966  21,730  19,001  21,716  25,440  31,926  14,454   7,882   3,769
----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.24     $1.08   $0.85   $1.33   $1.37   $1.19   $1.15   $1.00      --      --
Accumulation unit value at end of period     $1.20     $1.24   $1.08   $0.85   $1.33   $1.37   $1.19   $1.15      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            86,061   100,324 178,986 227,595 224,730 258,223 203,272  36,974      --      --
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of
  period                                     $0.55     $0.45   $0.29   $0.52   $0.43   $0.40   $0.36   $0.36   $0.25   $0.43
Accumulation unit value at end of period     $0.50     $0.55   $0.45   $0.29   $0.52   $0.43   $0.40   $0.36   $0.36   $0.25
Number of accumulation units outstanding
  at end of period (000 omitted)            21,201    27,036  27,957  23,828  28,860  30,606  32,606  37,258  40,520  37,200
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of
  period                                     $0.97     $0.85   $0.63   $1.06   $1.00      --      --      --      --      --
Accumulation unit value at end of period     $0.91     $0.97   $0.85   $0.63   $1.06      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            22,462    31,752 305,123 238,472 154,650      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of
  period                                     $1.78     $1.44   $0.81   $1.71   $1.34   $0.92   $0.70   $0.60   $0.45   $0.61
Accumulation unit value at end of period     $1.20     $1.78   $1.44   $0.81   $1.71   $1.34   $0.92   $0.70   $0.60   $0.45
Number of accumulation units outstanding
  at end of period (000 omitted)            40,311    55,565  61,696  69,375  80,158  77,239  72,832  75,760  81,742  81,189
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of
  period                                     $0.74     $0.67   $0.48   $0.77   $0.70   $0.66   $0.64   $0.59   $0.48   $0.68
Accumulation unit value at end of period     $0.74     $0.74   $0.67   $0.48   $0.77   $0.70   $0.66   $0.64   $0.59   $0.48
Number of accumulation units outstanding
  at end of period (000 omitted)            47,281    57,389  67,421  63,755  80,158 100,533 117,493 108,239  91,666  69,576
----------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of
  period                                     $1.32     $0.98   $0.61   $1.01   $0.99   $0.89   $0.85   $0.81   $0.61   $0.90
Accumulation unit value at end of period     $1.17     $1.32   $0.98   $0.61   $1.01   $0.99   $0.89   $0.85   $0.81   $0.61
Number of accumulation units outstanding
  at end of period (000 omitted)            25,583    25,934  28,887  32,039  42,261  51,188  62,995  77,406  74,690  59,272
----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of
  period                                     $2.07     $1.83   $1.39   $2.25   $1.78   $1.37   $1.18   $0.92   $0.68   $0.89
Accumulation unit value at end of period     $2.18     $2.07   $1.83   $1.39   $2.25   $1.78   $1.37   $1.18   $0.92   $0.68
Number of accumulation units outstanding
  at end of period (000 omitted)            46,187    47,357  56,324  67,989  78,212  71,164  55,870  28,362  18,051  10,543
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.05     $0.86   $0.61   $1.11   $1.23   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.93     $1.05   $0.86   $0.61   $1.11   $1.23      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            22,051    25,144  67,174  88,969  51,109  51,499      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.30     $0.99   $0.64   $1.20   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.20     $1.30   $0.99   $0.64   $1.20   $0.99      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            18,214    17,947  18,479  17,546  14,940  37,273      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at beginning of
  period                                     $0.92     $0.76   $0.57   $1.07   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.80     $0.92   $0.76   $0.57   $1.07   $1.04      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             8,478     9,073  75,726  78,811  64,614  57,067      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.51     $1.31   $0.95   $1.60   $1.52   $1.31   $1.16   $1.00      --      --
Accumulation unit value at end of period     $1.37     $1.51   $1.31   $0.95   $1.60   $1.52   $1.31   $1.16      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            26,339    29,183  31,543  36,705  48,173  51,514  33,811  11,540      --      --
----------------------------------------------------------------------------------------------------------------------------




 64 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011      2010    2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.43     $1.25   $1.07   $1.26   $1.16   $1.09   $1.07   $1.00      --      --
Accumulation unit value at end of period     $1.43     $1.43   $1.25   $1.07   $1.26   $1.16   $1.09   $1.07      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           225,204   265,863 519,119 569,070 536,032 339,587 150,945  22,945      --      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.43     $1.17   $0.86   $1.40   $1.43   $1.26   $1.15   $1.00      --      --
Accumulation unit value at end of period     $1.38     $1.43   $1.17   $0.86   $1.40   $1.43   $1.26   $1.15      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            16,342    19,999  23,658  27,205  34,265  34,462  18,592   7,652      --      --
----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.26     $1.13   $0.93   $1.12   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.28     $1.26   $1.13   $0.93   $1.12   $1.04      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            69,382    75,522 218,702 228,912 161,214 154,199      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of
  period                                     $1.15     $1.13   $0.90   $1.10   $1.11   $1.09   $0.97   $0.91   $0.78   $0.98
Accumulation unit value at end of period     $1.13     $1.15   $1.13   $0.90   $1.10   $1.11   $1.09   $0.97   $0.91   $0.78
Number of accumulation units outstanding
  at end of period (000 omitted)             9,058    10,511  12,725  15,248  19,770  25,848  27,299  21,518  18,023  11,416
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of
  period                                     $1.32     $1.21   $0.98   $1.75   $1.63   $1.29   $1.15   $1.00   $0.78   $0.96
Accumulation unit value at end of period     $1.09     $1.32   $1.21   $0.98   $1.75   $1.63   $1.29   $1.15   $1.00   $0.78
Number of accumulation units outstanding
  at end of period (000 omitted)            11,088    13,460  16,372  20,502  29,411  34,316  37,980  40,598  38,012  20,773
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of
  period                                     $1.13     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.07     $1.13      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            14,126    17,030      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.12     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.08     $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            57,559    22,643      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.12     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.08     $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           258,558   287,015      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.05     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.07     $1.05      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            81,730    19,114      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.05     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.07     $1.05      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           212,474   171,495      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2006)
Accumulation unit value at beginning of
  period                                     $0.98     $0.89   $0.68   $1.12   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.94     $0.98   $0.89   $0.68   $1.12   $1.09      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            18,111    24,428 303,537 183,635 117,605 123,150      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.40     $1.16   $0.85   $1.36   $1.29   $1.12   $1.12   $1.00      --      --
Accumulation unit value at end of period     $1.30     $1.40   $1.16   $0.85   $1.36   $1.29   $1.12   $1.12      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             4,276     4,535   5,203   6,409   9,188   9,786  10,247   4,730      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.10     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.09     $1.10      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           318,883   150,412      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.10     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.09     $1.10      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)         1,448,513 1,625,658      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.11     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.09     $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           181,157    85,099      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  65

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011      2010    2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.11     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.09     $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           998,828 1,122,490      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.07     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.08     $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           149,512    53,054      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.07     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.08     $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           439,108   454,692      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (8/14/2001)
Accumulation unit value at beginning of
  period                                     $2.05     $1.66   $1.22   $1.80   $1.91   $1.60   $1.52   $1.28   $0.93   $1.07
Accumulation unit value at end of period     $1.94     $2.05   $1.66   $1.22   $1.80   $1.91   $1.60   $1.52   $1.28   $0.93
Number of accumulation units outstanding
  at end of period (000 omitted)            39,424    48,893 149,191 156,845 148,793 126,637 127,559  90,541  67,609  43,199
----------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (9/15/1999)
Accumulation unit value at beginning of
  period                                     $2.61     $2.11   $1.42   $2.62   $2.27   $1.67   $1.38   $1.07   $0.72   $0.85
Accumulation unit value at end of period     $2.21     $2.61   $2.11   $1.42   $2.62   $2.27   $1.67   $1.38   $1.07   $0.72
Number of accumulation units outstanding
  at end of period (000 omitted)            66,511    80,435 131,326 142,736 164,570 186,862 170,230 104,567  66,022  43,554
----------------------------------------------------------------------------------------------------------------------------
WANGER USA (9/15/1999)
Accumulation unit value at beginning of
  period                                     $2.05     $1.67   $1.18   $1.98   $1.89   $1.77   $1.60   $1.36   $0.96   $1.16
Accumulation unit value at end of period     $1.96     $2.05   $1.67   $1.18   $1.98   $1.89   $1.77   $1.60   $1.36   $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)            84,309   102,578 155,213 176,483 212,646 235,960 241,623 184,961 129,824  78,311
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (5/1/2001)
Accumulation unit value at beginning of
  period                                     $1.24     $1.10   $0.96   $1.37   $1.28   $1.15   $1.10   $1.02   $0.84   $0.97
Accumulation unit value at end of period     $1.31     $1.24   $1.10   $0.96   $1.37   $1.28   $1.15   $1.10   $1.02   $0.84
Number of accumulation units outstanding
  at end of period (000 omitted)            12,268    15,176  19,120  25,423  37,314  40,046  43,629  41,656  30,948  14,864
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.41     $1.22   $1.06   $1.83   $1.61   $1.32   $1.15   $1.00      --      --
Accumulation unit value at end of period     $1.21     $1.41   $1.22   $1.06   $1.83   $1.61   $1.32   $1.15      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            16,786    20,616 113,414  12,645  16,521  19,055  15,273   4,245      --      --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (8/13/2001)
Accumulation unit value at beginning of
  period                                     $1.54     $1.26   $0.86   $1.44   $1.36   $1.22   $1.14   $0.97   $0.72   $0.99
Accumulation unit value at end of period     $1.45     $1.54   $1.26   $0.86   $1.44   $1.36   $1.22   $1.14   $0.97   $0.72
Number of accumulation units outstanding
  at end of period (000 omitted)            21,795    16,904  19,019  22,799  30,772  36,471  41,049  43,145  38,865  25,397
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (5/1/2001)
Accumulation unit value at beginning of
  period                                     $1.48     $1.18   $0.78   $1.34   $1.18   $0.97   $0.92   $0.81   $0.58   $0.94
Accumulation unit value at end of period     $1.40     $1.48   $1.18   $0.78   $1.34   $1.18   $0.97   $0.92   $0.81   $0.58
Number of accumulation units outstanding
  at end of period (000 omitted)            20,502    28,351  31,042  29,488  35,670  25,726  19,618  22,185  19,289   9,992
----------------------------------------------------------------------------------------------------------------------------

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                           2011      2010    2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning of
  period                                     $1.25     $1.07   $0.70   $1.35   $1.14   $1.06   $1.00      --      --      --
Accumulation unit value at end of period     $0.95     $1.25   $1.07   $0.70   $1.35   $1.14   $1.06      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,642     2,571   3,654   2,593   2,415   5,609     801      --      --      --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of
  period                                     $1.04     $0.93   $0.78   $1.34   $1.29   $1.11   $1.07   $0.97   $0.74   $0.96
Accumulation unit value at end of period     $1.10     $1.04   $0.93   $0.78   $1.34   $1.29   $1.11   $1.07   $0.97   $0.74
Number of accumulation units outstanding
  at end of period (000 omitted)            28,840    33,656  41,871  53,105  74,246  84,552  91,924  75,935  54,358  29,770
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of
  period                                     $1.66     $1.61   $1.21   $2.61   $2.49   $1.86   $1.61   $1.31   $0.92   $0.98
Accumulation unit value at end of period     $1.32     $1.66   $1.61   $1.21   $2.61   $2.49   $1.86   $1.61   $1.31   $0.92
Number of accumulation units outstanding
  at end of period (000 omitted)            49,799    63,534  93,058 122,930 135,634 127,479  94,909  44,705  24,114   9,270
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (8/13/2001)
Accumulation unit value at beginning of
  period                                     $1.34     $1.20   $0.91   $1.66   $1.42   $1.15   $1.03   $0.90   $0.73   $0.93
Accumulation unit value at end of period     $1.17     $1.34   $1.20   $0.91   $1.66   $1.42   $1.15   $1.03   $0.90   $0.73
Number of accumulation units outstanding
  at end of period (000 omitted)            10,596    12,837  15,628  19,242  25,059  26,700  27,136  22,031  15,471   8,200
----------------------------------------------------------------------------------------------------------------------------




 66 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011      2010    2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit value at beginning of
  period                                     $1.02     $0.87   $0.67   $0.90   $1.00      --      --      --      --      --
Accumulation unit value at end of period     $1.00     $1.02   $0.87   $0.67   $0.90      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             7,355     8,798  25,355  30,504  28,466      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of
  period                                     $1.05     $0.91   $0.69   $1.19   $0.99   $1.04   $1.00      --      --      --
Accumulation unit value at end of period     $1.05     $1.05   $0.91   $0.69   $1.19   $0.99   $1.04      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             5,322     5,909   6,957   7,931   8,170  35,411   4,856      --      --      --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (8/13/2001)
Accumulation unit value at beginning of
  period                                     $1.42     $1.27   $1.07   $1.47   $1.57   $1.34   $1.29   $1.14   $0.89   $1.04
Accumulation unit value at end of period     $1.42     $1.42   $1.27   $1.07   $1.47   $1.57   $1.34   $1.29   $1.14   $0.89
Number of accumulation units outstanding
  at end of period (000 omitted)            36,454    41,940  48,731  56,747  81,683  93,343  95,710  71,318  50,607  30,523
----------------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of
  period                                     $1.05     $0.95   $0.76   $1.12   $1.10   $1.02   $0.98   $0.91   $0.77   $0.89
Accumulation unit value at end of period     $1.09     $1.05   $0.95   $0.76   $1.12   $1.10   $1.02   $0.98   $0.91   $0.77
Number of accumulation units outstanding
  at end of period (000 omitted)             6,505     8,238   9,852  12,240  17,034  19,334  19,301  17,682  14,100   9,832
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
  period                                     $1.16     $1.04   $0.85   $1.22   $1.21   $1.07   $1.04   $0.96   $0.80   $0.93
Accumulation unit value at end of period     $1.18     $1.16   $1.04   $0.85   $1.22   $1.21   $1.07   $1.04   $0.96   $0.80
Number of accumulation units outstanding
  at end of period (000 omitted)            39,535    45,791  55,353  51,095  74,966  74,221  77,525  74,540  73,310  64,613
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
  period                                     $1.18     $1.19   $1.20   $1.18   $1.14   $1.10   $1.08   $1.09   $1.09   $1.09
Accumulation unit value at end of period     $1.17     $1.18   $1.19   $1.20   $1.18   $1.14   $1.10   $1.08   $1.09   $1.09
Number of accumulation units outstanding
  at end of period (000 omitted)            82,185    92,405 140,419 290,095 247,870 211,744 147,452 148,915 178,580 228,237
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
  period                                     $1.56     $1.45   $1.28   $1.38   $1.32   $1.28   $1.26   $1.22   $1.18   $1.13
Accumulation unit value at end of period     $1.64     $1.56   $1.45   $1.28   $1.38   $1.32   $1.28   $1.26   $1.22   $1.18
Number of accumulation units outstanding
  at end of period (000 omitted)           174,738   214,494 447,493 430,993 408,270 351,043 257,273 190,125 176,013 159,405
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
  period                                     $1.65     $1.42   $1.13   $1.91   $1.79   $1.51   $1.34   $1.14   $0.82   $1.02
Accumulation unit value at end of period     $1.55     $1.65   $1.42   $1.13   $1.91   $1.79   $1.51   $1.34   $1.14   $0.82
Number of accumulation units outstanding
  at end of period (000 omitted)           126,113   156,962 307,581 329,220 363,274 383,460 278,737 181,318  99,776  67,958
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
  period                                     $0.79     $0.68   $0.55   $0.96   $0.94   $0.82   $0.78   $0.75   $0.58   $0.76
Accumulation unit value at end of period     $0.82     $0.79   $0.68   $0.55   $0.96   $0.94   $0.82   $0.78   $0.75   $0.58
Number of accumulation units outstanding
  at end of period (000 omitted)           100,737   120,427 147,939 180,807 242,876 290,744 144,230  94,730  45,599  34,956
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (5/1/2000)
Accumulation unit value at beginning of
  period                                     $2.60     $2.19   $1.27   $2.77   $2.02   $1.53   $1.15   $0.94   $0.67   $0.72
Accumulation unit value at end of period     $2.03     $2.60   $2.19   $1.27   $2.77   $2.02   $1.53   $1.15   $0.94   $0.67
Number of accumulation units outstanding
  at end of period (000 omitted)            27,455    33,567  47,289  61,879  50,491  51,867  44,244  16,315   6,501   3,888
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
  period                                     $1.74     $1.65   $1.49   $1.51   $1.42   $1.34   $1.43   $1.31   $1.17   $1.03
Accumulation unit value at end of period     $1.81     $1.74   $1.65   $1.49   $1.51   $1.42   $1.34   $1.43   $1.31   $1.17
Number of accumulation units outstanding
  at end of period (000 omitted)            56,664    68,524 137,253 142,773 141,675 123,834 102,876  72,702  54,100  36,626
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit value at beginning of
  period                                     $1.21     $1.18   $1.11   $1.12   $1.05   $1.05   $1.03   $1.00      --      --
Accumulation unit value at end of period     $1.32     $1.21   $1.18   $1.11   $1.12   $1.05   $1.05   $1.03      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            54,821    63,669 192,220 113,444  88,734  95,224  51,906   1,504      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
  period                                     $1.74     $1.54   $1.01   $1.37   $1.35   $1.23   $1.20   $1.08   $0.87   $0.94
Accumulation unit value at end of period     $1.82     $1.74   $1.54   $1.01   $1.37   $1.35   $1.23   $1.20   $1.08   $0.87
Number of accumulation units outstanding
  at end of period (000 omitted)            73,576    89,489 111,734 125,862 186,775 221,767 237,711 236,566 197,358 122,784
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit value at beginning of
  period                                     $1.47     $1.31   $0.93   $1.16   $1.14   $1.06   $1.04   $1.00      --      --
Accumulation unit value at end of period     $1.55     $1.47   $1.31   $0.93   $1.16   $1.14   $1.06   $1.04      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            34,819    39,448 141,698  76,770  65,977  61,812  18,068     783      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
  period                                     $1.04     $0.92   $0.73   $1.24   $1.11   $0.90   $0.80   $0.69   $0.54   $0.67
Accumulation unit value at end of period     $0.90     $1.04   $0.92   $0.73   $1.24   $1.11   $0.90   $0.80   $0.69   $0.54
Number of accumulation units outstanding
  at end of period (000 omitted)            21,875    27,645  35,421  42,730  58,762  64,541  61,793  40,351  21,462  19,189
----------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  67

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011      2010    2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
  period                                     $0.64     $0.55   $0.41   $0.74   $0.72   $0.66   $0.61   $0.57   $0.47   $0.64
Accumulation unit value at end of period     $0.61     $0.64   $0.55   $0.41   $0.74   $0.72   $0.66   $0.61   $0.57   $0.47
Number of accumulation units outstanding
  at end of period (000 omitted)            60,544    72,817  90,930 116,110 186,447 216,237 212,229 135,373 147,485 118,986
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.08     $0.89   $0.71   $1.19   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.04     $1.08   $0.89   $0.71   $1.19   $1.02      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            39,805    50,453 214,161 176,791 113,001  66,352      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2006)
Accumulation unit value at beginning of
  period                                     $0.99     $0.88   $0.65   $1.26   $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.82     $0.99   $0.88   $0.65   $1.26   $1.07      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            12,277    16,307  20,723  26,849  22,702  32,712      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (5/1/2001)
Accumulation unit value at beginning of
  period                                     $1.50     $1.20   $0.74   $1.35   $1.20   $1.22   $1.11   $1.03   $0.85   $0.99
Accumulation unit value at end of period     $1.26     $1.50   $1.20   $0.74   $1.35   $1.20   $1.22   $1.11   $1.03   $0.85
Number of accumulation units outstanding
  at end of period (000 omitted)            16,901    21,606  26,343  25,504  35,043  43,939  31,419  35,498  29,450  12,145
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/2/2005)
Accumulation unit value at beginning of
  period                                     $1.37     $1.13   $0.81   $1.48   $1.36   $1.19   $1.00      --      --      --
Accumulation unit value at end of period     $1.24     $1.37   $1.13   $0.81   $1.48   $1.36   $1.19      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            14,817    19,331  32,037  45,362  43,555  54,642   4,982      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (5/1/2000)
Accumulation unit value at beginning of
  period                                     $0.91     $0.80   $0.64   $1.03   $0.99   $0.86   $0.84   $0.77   $0.60   $0.79
Accumulation unit value at end of period     $0.91     $0.91   $0.80   $0.64   $1.03   $0.99   $0.86   $0.84   $0.77   $0.60
Number of accumulation units outstanding
  at end of period (000 omitted)            46,053    55,090  65,626  73,795  92,416 104,302 122,070 117,372  91,398  65,011
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.18     $0.99   $0.79   $1.32   $1.34   $1.13   $1.09   $1.00      --      --
Accumulation unit value at end of period     $1.15     $1.18   $0.99   $0.79   $1.32   $1.34   $1.13   $1.09      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             6,465     6,063   3,736   2,900   4,152   4,707   3,594   2,030      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
  period                                     $1.75     $1.39   $1.01   $1.65   $1.74   $1.58   $1.52   $1.29   $0.88   $1.07
Accumulation unit value at end of period     $1.59     $1.75   $1.39   $1.01   $1.65   $1.74   $1.58   $1.52   $1.29   $0.88
Number of accumulation units outstanding
  at end of period (000 omitted)            10,076    12,744  15,189  18,734  28,329  38,372  46,718  51,057  39,709  29,341
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
  period                                     $1.33     $1.30   $1.24   $1.29   $1.24   $1.20   $1.20   $1.20   $1.19   $1.13
Accumulation unit value at end of period     $1.33     $1.33   $1.30   $1.24   $1.29   $1.24   $1.20   $1.20   $1.20   $1.19
Number of accumulation units outstanding
  at end of period (000 omitted)            61,501    78,228  88,306 108,778 104,637 108,222 121,249 130,386 135,202 116,147
----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.01     $0.88   $0.74   $1.13   $0.97   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.88     $1.01   $0.88   $0.74   $1.13   $0.97      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            25,966    26,305  26,662  22,011  12,631  26,224      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.15     $1.07   $0.75   $1.04   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.17     $1.15   $1.07   $0.75   $1.04   $1.03      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            55,759    56,862 105,964  79,727  71,987  59,159      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.06     $0.91   $0.68   $1.20   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.02     $1.06   $0.91   $0.68   $1.20   $1.03      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           102,175   120,336 167,696 237,020 166,815 127,364      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of
  period                                     $1.14     $1.00   $0.80   $1.38   $1.25   $1.12   $1.05   $1.00   $0.82   $1.00
Accumulation unit value at end of period     $1.14     $1.14   $1.00   $0.80   $1.38   $1.25   $1.12   $1.05   $1.00   $0.82
Number of accumulation units outstanding
  at end of period (000 omitted)            38,733    47,072  57,593  72,387  96,482 112,864 121,317 119,521  81,919  36,320
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of
  period                                     $2.46     $1.93   $1.39   $2.33   $2.04   $1.83   $1.57   $1.27   $0.93   $1.04
Accumulation unit value at end of period     $2.17     $2.46   $1.93   $1.39   $2.33   $2.04   $1.83   $1.57   $1.27   $0.93
Number of accumulation units outstanding
  at end of period (000 omitted)            63,182    76,313 106,479 136,525 156,364 174,833 157,678 117,171  72,124  35,541
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of
  period                                     $1.46     $1.31   $1.05   $1.88   $1.62   $1.39   $1.18   $1.05   $0.74   $0.94
Accumulation unit value at end of period     $1.20     $1.46   $1.31   $1.05   $1.88   $1.62   $1.39   $1.18   $1.05   $0.74
Number of accumulation units outstanding
  at end of period (000 omitted)            20,346    24,715  29,954  37,943  48,192  52,627  48,642  42,672  21,405  10,123
----------------------------------------------------------------------------------------------------------------------------




 68 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                         2011      2010     2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (9/15/1999)
Accumulation unit value at beginning of
  period                                     $2.01     $1.68   $1.42   $2.49   $3.18   $2.66   $2.37   $1.81   $1.35   $1.33
Accumulation unit value at end of period     $1.88     $2.01   $1.68   $1.42   $2.49   $3.18   $2.66   $2.37   $1.81   $1.35
Number of accumulation units outstanding
  at end of period (000 omitted)            21,820    25,510  31,073  39,491  59,503  81,589  88,911  80,587  63,047  44,591
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/15/1999)
Accumulation unit value at beginning of
  period                                     $2.52     $1.98   $1.55   $2.34   $2.42   $2.09   $1.94   $1.58   $1.21   $1.34
Accumulation unit value at end of period     $2.40     $2.52   $1.98   $1.55   $2.34   $2.42   $2.09   $1.94   $1.58   $1.21
Number of accumulation units outstanding
  at end of period (000 omitted)            18,246    22,799  28,730  36,256  46,935  55,078  55,521  44,541  34,639  23,553
----------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (8/13/2001)
Accumulation unit value at beginning of
  period                                     $1.31     $1.19   $0.96   $1.53   $1.50   $1.28   $1.17   $1.04   $0.84   $0.96
Accumulation unit value at end of period     $1.29     $1.31   $1.19   $0.96   $1.53   $1.50   $1.28   $1.17   $1.04   $0.84
Number of accumulation units outstanding
  at end of period (000 omitted)            27,767    33,994  39,361  47,292  65,658  63,662  50,166  33,241  21,294   9,151
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning of
  period                                     $2.74     $2.21   $1.68   $2.69   $2.63   $2.29   $2.05   $1.64   $1.29   $1.37
Accumulation unit value at end of period     $2.54     $2.74   $2.21   $1.68   $2.69   $2.63   $2.29   $2.05   $1.64   $1.29
Number of accumulation units outstanding
  at end of period (000 omitted)            33,368    41,459  51,883  65,990  96,413 112,452 117,932  84,473  65,106  47,539
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning of
  period                                     $0.93     $0.84   $0.70   $1.12   $1.15   $1.02   $0.97   $0.85   $0.67   $0.86
Accumulation unit value at end of period     $0.96     $0.93   $0.84   $0.70   $1.12   $1.15   $1.02   $0.97   $0.85   $0.67
Number of accumulation units outstanding
  at end of period (000 omitted)            45,869    57,775  70,758  87,685 126,734 160,736 168,697 108,140  80,350  75,489
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (8/13/2001)
Accumulation unit value at beginning of
  period                                     $0.95     $0.84   $0.70   $1.23   $1.11   $1.06   $0.98   $0.93   $0.73   $0.98
Accumulation unit value at end of period     $0.87     $0.95   $0.84   $0.70   $1.23   $1.11   $1.06   $0.98   $0.93   $0.73
Number of accumulation units outstanding
  at end of period (000 omitted)            24,921    28,942  33,205  38,700  46,783  56,007  64,800  21,785  12,215   7,624
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital
Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares
changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES* (9/15/1999)
Accumulation unit value at beginning of
  period                                     $1.78     $1.52   $1.07   $2.05   $1.86   $1.62   $1.49   $1.30   $0.97   $1.25
Accumulation unit value at end of period     $1.64     $1.78   $1.52   $1.07   $2.05   $1.86   $1.62   $1.49   $1.30   $0.97
Number of accumulation units outstanding
  at end of period (000 omitted)             4,343     4,630   6,328   8,402  11,661  14,226  16,359  19,515  20,889  23,015
*Invesco V.I. Capital Development Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap
Growth Fund, Series I Shares on April 27, 2012.
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (8/13/2001)
Accumulation unit value at beginning of
  period                                     $1.37     $1.17   $0.83   $1.59   $1.45   $1.26   $1.16   $1.02   $0.76   $0.98
Accumulation unit value at end of period     $1.26     $1.37   $1.17   $0.83   $1.59   $1.45   $1.26   $1.16   $1.02   $0.76
Number of accumulation units outstanding
  at end of period (000 omitted)             4,623     5,882   7,715   9,784  13,998  14,692  13,500  12,074   7,348   4,808
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap
Growth Fund, Series II Shares on April 27, 2012.
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (4/29/2011)
Accumulation unit value at beginning of
  period                                     $1.00        --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.92        --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             4,289        --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.05     $1.01   $0.80   $1.13   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.07     $1.05   $1.01   $0.80   $1.13   $1.02      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             4,633     4,675   5,414   5,240   3,964  15,226      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/1/2005)
Accumulation unit value at beginning of
  period                                     $1.38     $1.23   $0.92   $1.57   $1.38   $1.09   $1.00      --      --      --
Accumulation unit value at end of period     $1.27     $1.38   $1.23   $0.92   $1.57   $1.38   $1.09      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            20,480    24,477  76,801  53,711  23,729   1,198     107      --      --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of
  period                                     $0.87     $0.72   $0.46   $0.84   $0.79   $0.72   $0.71   $0.69   $0.48   $0.91
Accumulation unit value at end of period     $0.82     $0.87   $0.72   $0.46   $0.84   $0.79   $0.72   $0.71   $0.69   $0.48
Number of accumulation units outstanding
  at end of period (000 omitted)             9,279    10,745  11,446   8,853  10,072  12,094  14,960   8,076   5,212   2,845
----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.22     $1.07   $0.84   $1.32   $1.36   $1.18   $1.15   $1.00      --      --
Accumulation unit value at end of period     $1.18     $1.22   $1.07   $0.84   $1.32   $1.36   $1.18   $1.15      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            43,939    51,081  95,224 120,656 113,380 130,395  96,755  18,714      --      --
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of
  period                                     $0.54     $0.44   $0.28   $0.51   $0.42   $0.40   $0.36   $0.36   $0.25   $0.42
Accumulation unit value at end of period     $0.49     $0.54   $0.44   $0.28   $0.51   $0.42   $0.40   $0.36   $0.36   $0.25
Number of accumulation units outstanding
  at end of period (000 omitted)            12,352    16,131  19,312  16,671  19,559  22,668  24,131  27,479  30,159  31,354
----------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  69

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011      2010    2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of
  period                                     $0.96     $0.85   $0.63   $1.06   $1.00      --      --      --      --      --
Accumulation unit value at end of period     $0.90     $0.96   $0.85   $0.63   $1.06      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            13,639    18,753 168,562 128,192  72,177      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of
  period                                     $1.75     $1.41   $0.80   $1.68   $1.33   $0.91   $0.70   $0.59   $0.45   $0.61
Accumulation unit value at end of period     $1.17     $1.75   $1.41   $0.80   $1.68   $1.33   $0.91   $0.70   $0.59   $0.45
Number of accumulation units outstanding
  at end of period (000 omitted)            28,873    39,710  46,612  54,116  64,174  61,879  59,325  61,390  68,389  74,111
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of
  period                                     $0.73     $0.66   $0.48   $0.76   $0.69   $0.65   $0.63   $0.59   $0.48   $0.67
Accumulation unit value at end of period     $0.72     $0.73   $0.66   $0.48   $0.76   $0.69   $0.65   $0.63   $0.59   $0.48
Number of accumulation units outstanding
  at end of period (000 omitted)            29,974    35,505  44,235  44,360  58,819  73,300  84,506  78,223  74,564  62,663
----------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of
  period                                     $1.29     $0.96   $0.60   $0.99   $0.98   $0.88   $0.84   $0.80   $0.61   $0.90
Accumulation unit value at end of period     $1.15     $1.29   $0.96   $0.60   $0.99   $0.98   $0.88   $0.84   $0.80   $0.61
Number of accumulation units outstanding
  at end of period (000 omitted)            18,476    17,906  20,432  22,831  31,915  38,120  48,503  60,214  61,988  53,383
----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of
  period                                     $2.03     $1.80   $1.37   $2.22   $1.76   $1.36   $1.18   $0.91   $0.68   $0.89
Accumulation unit value at end of period     $2.14     $2.03   $1.80   $1.37   $2.22   $1.76   $1.36   $1.18   $0.91   $0.68
Number of accumulation units outstanding
  at end of period (000 omitted)            28,483    30,235  35,891  43,832  51,479  45,869  35,163  18,264  12,519   7,093
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.04     $0.86   $0.61   $1.11   $1.22   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.92     $1.04   $0.86   $0.61   $1.11   $1.22      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            13,857    16,073  38,794  50,326  29,814  27,318      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.29     $0.98   $0.63   $1.20   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.19     $1.29   $0.98   $0.63   $1.20   $0.99      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            11,091    11,306  12,049  11,266   9,199  17,529      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at beginning of
  period                                     $0.91     $0.75   $0.57   $1.07   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.79     $0.91   $0.75   $0.57   $1.07   $1.04      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             4,654     5,093  40,525  41,079  30,611  26,517      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.49     $1.30   $0.94   $1.59   $1.51   $1.30   $1.15   $1.00      --      --
Accumulation unit value at end of period     $1.35     $1.49   $1.30   $0.94   $1.59   $1.51   $1.30   $1.15      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            16,697    18,638  21,263  24,950  32,187  34,962  20,721   6,121      --      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.41     $1.24   $1.06   $1.25   $1.15   $1.08   $1.07   $1.00      --      --
Accumulation unit value at end of period     $1.40     $1.41   $1.24   $1.06   $1.25   $1.15   $1.08   $1.07      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           159,925   193,872 350,910 395,298 360,480 226,000  94,657  11,924      --      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.41     $1.16   $0.85   $1.39   $1.42   $1.25   $1.15   $1.00      --      --
Accumulation unit value at end of period     $1.36     $1.41   $1.16   $0.85   $1.39   $1.42   $1.25   $1.15      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             9,937    12,889  15,634  18,861  23,107  22,606  12,037   4,085      --      --
----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.25     $1.12   $0.93   $1.12   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.26     $1.25   $1.12   $0.93   $1.12   $1.04      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            49,462    49,921 127,629 131,661  82,318  76,067      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of
  period                                     $1.13     $1.11   $0.89   $1.08   $1.10   $1.08   $0.96   $0.91   $0.77   $0.98
Accumulation unit value at end of period     $1.10     $1.13   $1.11   $0.89   $1.08   $1.10   $1.08   $0.96   $0.91   $0.77
Number of accumulation units outstanding
  at end of period (000 omitted)             5,005     5,824   7,349   8,551  11,073  13,569  14,517  11,248   9,676   6,574
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of
  period                                     $1.29     $1.19   $0.96   $1.73   $1.61   $1.27   $1.15   $1.00   $0.78   $0.96
Accumulation unit value at end of period     $1.06     $1.29   $1.19   $0.96   $1.73   $1.61   $1.27   $1.15   $1.00   $0.78
Number of accumulation units outstanding
  at end of period (000 omitted)             7,324     8,590  10,504  13,381  18,697  21,524  23,458  24,819  24,880  15,138
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of
  period                                     $1.13     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.06     $1.13      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             9,245    11,503      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------




 70 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011      2010    2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.12     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.08     $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           153,074    45,018      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.12     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.08     $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           109,521   123,203      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.05     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.07     $1.05      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           152,207    39,107      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.05     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.07     $1.05      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           137,636   129,583      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2006)
Accumulation unit value at beginning of
  period                                     $0.97     $0.88   $0.68   $1.11   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.93     $0.97   $0.88   $0.68   $1.11   $1.08      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             9,394    12,490 163,841  98,708  55,721  57,963      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.38     $1.14   $0.84   $1.34   $1.28   $1.12   $1.12   $1.00      --      --
Accumulation unit value at end of period     $1.28     $1.38   $1.14   $0.84   $1.34   $1.28   $1.12   $1.12      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,436     2,760   3,165   3,807   5,203   5,724   5,777   2,540      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.09     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.09     $1.09      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)         1,036,629   372,331      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.09     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.09     $1.09      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           839,441   951,448      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.11     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.09     $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           586,675   199,756      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.11     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.09     $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           451,744   514,222      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.07     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.08     $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           335,257   125,196      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.07     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.08     $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           323,133   335,424      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (8/14/2001)
Accumulation unit value at beginning of
  period                                     $2.01     $1.63   $1.21   $1.78   $1.89   $1.59   $1.51   $1.27   $0.93   $1.07
Accumulation unit value at end of period     $1.90     $2.01   $1.63   $1.21   $1.78   $1.89   $1.59   $1.51   $1.27   $0.93
Number of accumulation units outstanding
  at end of period (000 omitted)            21,324    26,229  81,111  85,345  79,474  69,587  72,463  57,581  44,918  28,099
----------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (9/15/1999)
Accumulation unit value at beginning of
  period                                     $2.55     $2.06   $1.39   $2.58   $2.24   $1.65   $1.37   $1.06   $0.72   $0.84
Accumulation unit value at end of period     $2.16     $2.55   $2.06   $1.39   $2.58   $2.24   $1.65   $1.37   $1.06   $0.72
Number of accumulation units outstanding
  at end of period (000 omitted)            41,066    50,298  80,522  88,899 108,613 122,718 114,381  79,981  56,466  42,309
----------------------------------------------------------------------------------------------------------------------------
WANGER USA (9/15/1999)
Accumulation unit value at beginning of
  period                                     $2.00     $1.64   $1.16   $1.94   $1.86   $1.74   $1.58   $1.35   $0.95   $1.15
Accumulation unit value at end of period     $1.91     $2.00   $1.64   $1.16   $1.94   $1.86   $1.74   $1.58   $1.35   $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)            54,608    67,604 100,879 117,299 145,262 164,257 169,886 140,320 108,046  72,853
----------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  71

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011      2010    2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (5/1/2001)
Accumulation unit value at beginning of
  period                                     $1.21     $1.08   $0.95   $1.35   $1.26   $1.14   $1.09   $1.01   $0.84   $0.97
Accumulation unit value at end of period     $1.28     $1.21   $1.08   $0.95   $1.35   $1.26   $1.14   $1.09   $1.01   $0.84
Number of accumulation units outstanding
  at end of period (000 omitted)             8,819    11,303  15,303  19,992  28,981  29,215  32,466  31,201  22,278  11,859
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.39     $1.20   $1.05   $1.82   $1.60   $1.31   $1.15   $1.00      --      --
Accumulation unit value at end of period     $1.20     $1.39   $1.20   $1.05   $1.82   $1.60   $1.31   $1.15      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            12,050    15,532  69,836   8,283  11,475  12,674   9,815   2,086      --      --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (8/13/2001)
Accumulation unit value at beginning of
  period                                     $1.51     $1.24   $0.84   $1.42   $1.35   $1.21   $1.13   $0.97   $0.72   $0.99
Accumulation unit value at end of period     $1.42     $1.51   $1.24   $0.84   $1.42   $1.35   $1.21   $1.13   $0.97   $0.72
Number of accumulation units outstanding
  at end of period (000 omitted)            13,842     9,802  11,212  13,585  18,131  21,391  25,313  25,983  24,999  17,130
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (5/1/2001)
Accumulation unit value at beginning of
  period                                     $1.45     $1.16   $0.76   $1.32   $1.17   $0.96   $0.91   $0.81   $0.58   $0.94
Accumulation unit value at end of period     $1.37     $1.45   $1.16   $0.76   $1.32   $1.17   $0.96   $0.91   $0.81   $0.58
Number of accumulation units outstanding
  at end of period (000 omitted)            12,890    18,266  20,853  19,000  23,653  17,655  14,334  16,103  13,800   7,655
----------------------------------------------------------------------------------------------------------------------------

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                           2011      2010    2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning of
  period                                     $1.25     $1.06   $0.70   $1.35   $1.14   $1.06   $1.00      --      --      --
Accumulation unit value at end of period     $0.95     $1.25   $1.06   $0.70   $1.35   $1.14   $1.06      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               378       500     609     425     664   2,023     333      --      --      --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.13     $1.01   $0.85   $1.45   $1.40   $1.21   $1.16   $1.06   $0.81   $1.00
Accumulation unit value at end of period     $1.19     $1.13   $1.01   $0.85   $1.45   $1.40   $1.21   $1.16   $1.06   $0.81
Number of accumulation units outstanding
  at end of period (000 omitted)             4,844     5,815   7,705  10,045  14,240  18,481  20,739  16,610   9,284   3,503
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.72     $1.67   $1.25   $2.71   $2.59   $1.94   $1.68   $1.36   $0.95   $1.00
Accumulation unit value at end of period     $1.37     $1.72   $1.67   $1.25   $2.71   $2.59   $1.94   $1.68   $1.36   $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)             9,932    12,904  19,906  29,486  32,186  31,867  25,568  11,679   5,621   1,417
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.55     $1.38   $1.05   $1.92   $1.64   $1.33   $1.19   $1.05   $0.85   $1.00
Accumulation unit value at end of period     $1.35     $1.55   $1.38   $1.05   $1.92   $1.64   $1.33   $1.19   $1.05   $0.85
Number of accumulation units outstanding
  at end of period (000 omitted)             2,794     3,276   3,810   5,162   6,589   7,826   7,538   4,969   2,812     944
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit value at beginning of
  period                                     $1.02     $0.87   $0.67   $0.90   $1.00      --      --      --      --      --
Accumulation unit value at end of period     $1.00     $1.02   $0.87   $0.67   $0.90      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,093     1,356   5,341   7,412   9,862      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of
  period                                     $1.05     $0.91   $0.68   $1.18   $0.99   $1.04   $1.00      --      --      --
Accumulation unit value at end of period     $1.04     $1.05   $0.91   $0.68   $1.18   $0.99   $1.04      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,442     1,610   1,815   2,188   2,203  12,931   2,015      --      --      --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.41     $1.26   $1.06   $1.46   $1.56   $1.33   $1.28   $1.13   $0.89   $1.00
Accumulation unit value at end of period     $1.40     $1.41   $1.26   $1.06   $1.46   $1.56   $1.33   $1.28   $1.13   $0.89
Number of accumulation units outstanding
  at end of period (000 omitted)             8,740     9,687  11,068  13,643  20,382  24,433  25,428  16,423   8,977   2,837
----------------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.20     $1.08   $0.87   $1.28   $1.26   $1.17   $1.11   $1.04   $0.88   $1.00
Accumulation unit value at end of period     $1.24     $1.20   $1.08   $0.87   $1.28   $1.26   $1.17   $1.11   $1.04   $0.88
Number of accumulation units outstanding
  at end of period (000 omitted)             1,430     1,553   1,706   1,873   2,380   3,270   3,186   2,458   1,272     211
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.29     $1.16   $0.94   $1.36   $1.35   $1.19   $1.16   $1.07   $0.90   $1.00
Accumulation unit value at end of period     $1.31     $1.29   $1.16   $0.94   $1.36   $1.35   $1.19   $1.16   $1.07   $0.90
Number of accumulation units outstanding
  at end of period (000 omitted)             5,115     6,232   8,438   2,967   5,018   4,466   3,385   2,471   1,608     531
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.08     $1.09   $1.10   $1.08   $1.04   $1.01   $0.99   $1.00   $1.00   $1.00
Accumulation unit value at end of period     $1.07     $1.08   $1.09   $1.10   $1.08   $1.04   $1.01   $0.99   $1.00   $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)            10,407    13,198  23,076  51,260  39,420  37,806  22,067  19,507  13,022  12,452
----------------------------------------------------------------------------------------------------------------------------




 72 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011      2010    2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.36     $1.27   $1.12   $1.21   $1.16   $1.12   $1.11   $1.07   $1.04   $1.00
Accumulation unit value at end of period     $1.44     $1.36   $1.27   $1.12   $1.21   $1.16   $1.12   $1.11   $1.07   $1.04
Number of accumulation units outstanding
  at end of period (000 omitted)            26,268    33,910  89,692  93,379 103,330  87,923  50,746  22,751  13,984   6,481
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.67     $1.44   $1.14   $1.94   $1.82   $1.53   $1.36   $1.17   $0.83   $1.00
Accumulation unit value at end of period     $1.57     $1.67   $1.44   $1.14   $1.94   $1.82   $1.53   $1.36   $1.17   $0.83
Number of accumulation units outstanding
  at end of period (000 omitted)            22,186    27,619  59,080  64,717  69,629  75,610  47,282  24,579   8,342   3,101
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.00     $0.86   $0.70   $1.22   $1.20   $1.05   $1.00   $0.95   $0.75   $1.00
Accumulation unit value at end of period     $1.04     $1.00   $0.86   $0.70   $1.22   $1.20   $1.05   $1.00   $0.95   $0.75
Number of accumulation units outstanding
  at end of period (000 omitted)            10,274    13,426  16,370  18,986  23,697  27,942  27,550   4,862   1,779     291
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $3.46     $2.92   $1.69   $3.70   $2.70   $2.04   $1.54   $1.25   $0.90   $1.00
Accumulation unit value at end of period     $2.71     $3.46   $2.92   $1.69   $3.70   $2.70   $2.04   $1.54   $1.25   $0.90
Number of accumulation units outstanding
  at end of period (000 omitted)             4,202     4,807   7,245  11,453   9,394   9,829   8,412   1,983     492     220
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.69     $1.60   $1.45   $1.47   $1.38   $1.31   $1.39   $1.28   $1.14   $1.00
Accumulation unit value at end of period     $1.75     $1.69   $1.60   $1.45   $1.47   $1.38   $1.31   $1.39   $1.28   $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)             8,322    10,119  24,423  26,925  31,193  26,716  18,771   8,568   3,885   1,060
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit value at beginning of
  period                                     $1.21     $1.17   $1.11   $1.12   $1.05   $1.05   $1.03   $1.00      --      --
Accumulation unit value at end of period     $1.32     $1.21   $1.17   $1.11   $1.12   $1.05   $1.05   $1.03      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             9,442    12,533  40,367  23,321  26,608  31,048  20,279     653      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.85     $1.64   $1.08   $1.46   $1.44   $1.32   $1.28   $1.16   $0.94   $1.00
Accumulation unit value at end of period     $1.94     $1.85   $1.64   $1.08   $1.46   $1.44   $1.32   $1.28   $1.16   $0.94
Number of accumulation units outstanding
  at end of period (000 omitted)             7,401     8,986  10,600  13,016  20,960  27,180  28,189  24,305  16,280   3,957
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit value at beginning of
  period                                     $1.46     $1.31   $0.93   $1.15   $1.14   $1.06   $1.04   $1.00      --      --
Accumulation unit value at end of period     $1.54     $1.46   $1.31   $0.93   $1.15   $1.14   $1.06   $1.04      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             5,360     6,861  29,266  19,612  20,632  21,052   7,061     300      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.63     $1.45   $1.15   $1.94   $1.74   $1.42   $1.26   $1.08   $0.85   $1.00
Accumulation unit value at end of period     $1.42     $1.63   $1.45   $1.15   $1.94   $1.74   $1.42   $1.26   $1.08   $0.85
Number of accumulation units outstanding
  at end of period (000 omitted)             2,246     2,671   3,118   3,748   5,324   5,986   5,133   2,551     340      55
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.03     $0.89   $0.66   $1.19   $1.17   $1.06   $0.99   $0.92   $0.77   $1.00
Accumulation unit value at end of period     $0.99     $1.03   $0.89   $0.66   $1.19   $1.17   $1.06   $0.99   $0.92   $0.77
Number of accumulation units outstanding
  at end of period (000 omitted)             5,957     7,579   9,725  12,689  20,603  24,725  23,296   7,403   5,647     973
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.07     $0.89   $0.71   $1.19   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.04     $1.07   $0.89   $0.71   $1.19   $1.02      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             7,119     8,954  47,208  42,915  31,378  21,100      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2006)
Accumulation unit value at beginning of
  period                                     $0.99     $0.88   $0.64   $1.26   $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.82     $0.99   $0.88   $0.64   $1.26   $1.07      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,622     3,409   4,016   5,121   4,198   9,849      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.55     $1.24   $0.76   $1.40   $1.24   $1.26   $1.15   $1.07   $0.88   $1.00
Accumulation unit value at end of period     $1.30     $1.55   $1.24   $0.76   $1.40   $1.24   $1.26   $1.15   $1.07   $0.88
Number of accumulation units outstanding
  at end of period (000 omitted)             1,366     1,677   2,137   2,135   2,984   4,676   5,505   5,961   4,649   1,153
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/2/2005)
Accumulation unit value at beginning of
  period                                     $1.36     $1.12   $0.81   $1.48   $1.36   $1.19   $1.00      --      --      --
Accumulation unit value at end of period     $1.23     $1.36   $1.12   $0.81   $1.48   $1.36   $1.19      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,719     3,568   6,370   9,682   9,445  15,321     622      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.19     $1.05   $0.84   $1.35   $1.30   $1.14   $1.10   $1.01   $0.80   $1.00
Accumulation unit value at end of period     $1.20     $1.19   $1.05   $0.84   $1.35   $1.30   $1.14   $1.10   $1.01   $0.80
Number of accumulation units outstanding
  at end of period (000 omitted)             5,018     5,760   6,575   7,849  10,644  13,132  14,184  11,269   6,544   1,889
----------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  73

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011      2010    2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.17     $0.98   $0.79   $1.31   $1.33   $1.13   $1.09   $1.00      --      --
Accumulation unit value at end of period     $1.14     $1.17   $0.98   $0.79   $1.31   $1.33   $1.13   $1.09      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               699       657     520     582     925   1,124     921     450      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.68     $1.34   $0.97   $1.59   $1.68   $1.52   $1.46   $1.25   $0.85   $1.00
Accumulation unit value at end of period     $1.52     $1.68   $1.34   $0.97   $1.59   $1.68   $1.52   $1.46   $1.25   $0.85
Number of accumulation units outstanding
  at end of period (000 omitted)             1,185     1,364   1,760   2,383   3,378   4,827   5,744   5,617   2,920     900
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.16     $1.13   $1.09   $1.13   $1.08   $1.05   $1.04   $1.05   $1.04   $1.00
Accumulation unit value at end of period     $1.16     $1.16   $1.13   $1.09   $1.13   $1.08   $1.05   $1.04   $1.05   $1.04
Number of accumulation units outstanding
  at end of period (000 omitted)             8,324     9,876  11,597  12,804  12,583  16,153  18,707  17,403  14,902   6,107
----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.01     $0.87   $0.74   $1.13   $0.97   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.87     $1.01   $0.87   $0.74   $1.13   $0.97      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             5,777     6,003   6,589   4,848   3,423   9,239      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.15     $1.07   $0.75   $1.03   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.17     $1.15   $1.07   $0.75   $1.03   $1.03      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             9,353     8,826  20,977  18,362  19,211  18,826      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.05     $0.91   $0.68   $1.20   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.02     $1.05   $0.91   $0.68   $1.20   $1.03      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            19,991    23,331  32,815  53,546  45,072  40,094      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.18     $1.04   $0.83   $1.44   $1.30   $1.16   $1.09   $1.04   $0.85   $1.00
Accumulation unit value at end of period     $1.18     $1.18   $1.04   $0.83   $1.44   $1.30   $1.16   $1.09   $1.04   $0.85
Number of accumulation units outstanding
  at end of period (000 omitted)             7,478     9,202  10,988  14,570  20,111  25,441  28,158  27,602  15,940   3,592
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit value at beginning of
  period                                     $2.37     $1.86   $1.35   $2.25   $1.97   $1.77   $1.52   $1.23   $0.90   $1.00
Accumulation unit value at end of period     $2.10     $2.37   $1.86   $1.35   $2.25   $1.97   $1.77   $1.52   $1.23   $0.90
Number of accumulation units outstanding
  at end of period (000 omitted)            16,089    19,376  28,494  38,797  44,787  53,339  46,944  30,787  15,111   4,182
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.62     $1.45   $1.16   $2.09   $1.80   $1.55   $1.32   $1.17   $0.83   $1.00
Accumulation unit value at end of period     $1.32     $1.62   $1.45   $1.16   $2.09   $1.80   $1.55   $1.32   $1.17   $0.83
Number of accumulation units outstanding
  at end of period (000 omitted)             3,352     4,194   5,075   6,432   8,255  10,330   9,686   7,474   2,900     553
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND -  CLASS 2 (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.50     $1.25   $1.06   $1.86   $2.37   $1.99   $1.77   $1.36   $1.01   $1.00
Accumulation unit value at end of period     $1.40     $1.50   $1.25   $1.06   $1.86   $2.37   $1.99   $1.77   $1.36   $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)             5,048     5,793   7,137   9,150  14,263  20,694  22,307  17,231   9,166   2,887
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.91     $1.51   $1.18   $1.77   $1.84   $1.59   $1.47   $1.20   $0.92   $1.00
Accumulation unit value at end of period     $1.82     $1.91   $1.51   $1.18   $1.77   $1.84   $1.59   $1.47   $1.20   $0.92
Number of accumulation units outstanding
  at end of period (000 omitted)             4,671     5,667   7,198   8,815  11,862  14,227  13,298   8,980   5,248   2,075
----------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.38     $1.26   $1.01   $1.62   $1.58   $1.35   $1.23   $1.10   $0.89   $1.00
Accumulation unit value at end of period     $1.35     $1.38   $1.26   $1.01   $1.62   $1.58   $1.35   $1.23   $1.10   $0.89
Number of accumulation units outstanding
  at end of period (000 omitted)             6,986     8,593  10,913  14,362  21,837  22,449  18,871  13,076   6,742   1,735
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (2/13/2002)
Accumulation unit value at beginning of
  period                                     $2.02     $1.63   $1.24   $1.98   $1.94   $1.69   $1.51   $1.21   $0.95   $1.00
Accumulation unit value at end of period     $1.87     $2.02   $1.63   $1.24   $1.98   $1.94   $1.69   $1.51   $1.21   $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)             8,180    10,069  12,872  16,558  24,512  29,515  30,996  15,049   7,743   2,583
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND -  INSTITUTIONAL SHARES (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.12     $1.01   $0.84   $1.35   $1.38   $1.24   $1.17   $1.03   $0.80   $1.00
Accumulation unit value at end of period     $1.16     $1.12   $1.01   $0.84   $1.35   $1.38   $1.24   $1.17   $1.03   $0.80
Number of accumulation units outstanding
  at end of period (000 omitted)             6,563     8,681  11,037  13,564  20,871  27,339  30,636   9,922   2,742   1,048
----------------------------------------------------------------------------------------------------------------------------




 74 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                         2011      2010     2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.01     $0.89   $0.74   $1.31   $1.18   $1.13   $1.05   $1.00   $0.78   $1.00
Accumulation unit value at end of period     $0.92     $1.01   $0.89   $0.74   $1.31   $1.18   $1.13   $1.05   $1.00   $0.78
Number of accumulation units outstanding
  at end of period (000 omitted)             6,854     8,736  10,744  12,622  15,385  19,282  24,536   5,492   1,386     379
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital
Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares
changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES* (4/29/2011)
Accumulation unit value at beginning of
  period                                     $1.00        --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.82        --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               170        --      --      --      --      --      --      --      --      --
*Invesco V.I. Capital Development Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap
Growth Fund, Series I Shares on April 27, 2012.
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.44     $1.23   $0.88   $1.67   $1.53   $1.33   $1.23   $1.07   $0.80   $1.00
Accumulation unit value at end of period     $1.32     $1.44   $1.23   $0.88   $1.67   $1.53   $1.33   $1.23   $1.07   $0.80
Number of accumulation units outstanding
  at end of period (000 omitted)               984     1,142   1,576   2,199   3,003   3,321   2,836   2,429   1,198     552
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap
Growth Fund, Series II Shares on April 27, 2012.
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (4/29/2011)
Accumulation unit value at beginning of
  period                                     $1.00        --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.92        --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,155        --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.04     $1.00   $0.80   $1.13   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.07     $1.04   $1.00   $0.80   $1.13   $1.02      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               789       912     956     923     753   5,096      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/1/2005)
Accumulation unit value at beginning of
  period                                     $1.37     $1.23   $0.92   $1.57   $1.38   $1.09   $1.00      --      --      --
Accumulation unit value at end of period     $1.26     $1.37   $1.23   $0.92   $1.57   $1.38   $1.09      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,863     3,166  14,695  14,785   8,000     503       2      --      --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.01     $0.84   $0.54   $0.99   $0.93   $0.85   $0.84   $0.81   $0.56   $1.00
Accumulation unit value at end of period     $0.95     $1.01   $0.84   $0.54   $0.99   $0.93   $0.85   $0.84   $0.81   $0.56
Number of accumulation units outstanding
  at end of period (000 omitted)             2,296     2,504   2,935   2,808   2,913   3,543   4,728   1,650     851     192
----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.22     $1.06   $0.84   $1.31   $1.36   $1.18   $1.15   $1.00      --      --
Accumulation unit value at end of period     $1.18     $1.22   $1.06   $0.84   $1.31   $1.36   $1.18   $1.15      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            15,566    19,642  32,587  43,694  51,531  60,771  53,896  12,916      --      --
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.38     $1.12   $0.72   $1.30   $1.08   $1.01   $0.92   $0.92   $0.64   $1.00
Accumulation unit value at end of period     $1.25     $1.38   $1.12   $0.72   $1.30   $1.08   $1.01   $0.92   $0.92   $0.64
Number of accumulation units outstanding
  at end of period (000 omitted)               332       450     384     367     507     505     468     467     428      68
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of
  period                                     $0.96     $0.85   $0.63   $1.06   $1.00      --      --      --      --      --
Accumulation unit value at end of period     $0.90     $0.96   $0.85   $0.63   $1.06      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,218     3,203  38,560  33,658  25,246      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (2/13/2002)
Accumulation unit value at beginning of
  period                                     $3.08     $2.49   $1.40   $2.97   $2.34   $1.61   $1.23   $1.05   $0.79   $1.00
Accumulation unit value at end of period     $2.06     $3.08   $2.49   $1.40   $2.97   $2.34   $1.61   $1.23   $1.05   $0.79
Number of accumulation units outstanding
  at end of period (000 omitted)               970     1,173   1,272   1,603   1,484   1,656   1,555   1,500   1,254     681
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.14     $1.03   $0.75   $1.20   $1.09   $1.03   $0.99   $0.92   $0.76   $1.00
Accumulation unit value at end of period     $1.14     $1.14   $1.03   $0.75   $1.20   $1.09   $1.03   $0.99   $0.92   $0.76
Number of accumulation units outstanding
  at end of period (000 omitted)             2,867     3,412   4,222   4,927   5,932   8,628   8,658   5,399   2,971   1,088
----------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.54     $1.14   $0.71   $1.18   $1.17   $1.04   $1.00   $0.96   $0.72   $1.00
Accumulation unit value at end of period     $1.36     $1.54   $1.14   $0.71   $1.18   $1.17   $1.04   $1.00   $0.96   $0.72
Number of accumulation units outstanding
  at end of period (000 omitted)             1,875     1,975   2,166   2,718   3,692   5,363   6,257   6,311   5,191   2,112
----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at beginning of
  period                                     $2.53     $2.25   $1.71   $2.78   $2.20   $1.70   $1.47   $1.14   $0.85   $1.00
Accumulation unit value at end of period     $2.67     $2.53   $2.25   $1.71   $2.78   $2.20   $1.70   $1.47   $1.14   $0.85
Number of accumulation units outstanding
  at end of period (000 omitted)             4,150     4,253   5,019   6,021   7,678   8,231   6,871   3,380   1,670     276
----------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  75

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011      2010    2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.04     $0.86   $0.61   $1.11   $1.22   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.92     $1.04   $0.86   $0.61   $1.11   $1.22      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             3,764     4,422  10,214  14,095   9,916   8,886      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.29     $0.98   $0.63   $1.20   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.18     $1.29   $0.98   $0.63   $1.20   $0.99      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,693     1,749   2,148   2,776   2,519   6,372      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at beginning of
  period                                     $0.91     $0.75   $0.56   $1.07   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.79     $0.91   $0.75   $0.56   $1.07   $1.04      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               638       833   9,498  10,873  10,350   9,305      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.48     $1.29   $0.94   $1.59   $1.51   $1.30   $1.15   $1.00      --      --
Accumulation unit value at end of period     $1.34     $1.48   $1.29   $0.94   $1.59   $1.51   $1.30   $1.15      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             4,886     5,713   6,423   8,456  11,884  14,402  11,208   4,318      --      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.40     $1.24   $1.05   $1.24   $1.15   $1.08   $1.07   $1.00      --      --
Accumulation unit value at end of period     $1.40     $1.40   $1.24   $1.05   $1.24   $1.15   $1.08   $1.07      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            29,094    36,401  70,681  82,157  92,164  64,615  34,899   7,003      --      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.40     $1.15   $0.85   $1.38   $1.42   $1.25   $1.15   $1.00      --      --
Accumulation unit value at end of period     $1.36     $1.40   $1.15   $0.85   $1.38   $1.42   $1.25   $1.15      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             3,482     4,518   5,663   7,256   9,606  10,328   6,924   2,998      --      --
----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.25     $1.12   $0.93   $1.11   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.26     $1.25   $1.12   $0.93   $1.11   $1.04      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             8,122     7,695  26,403  31,669  27,066  26,857      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.17     $1.15   $0.92   $1.12   $1.14   $1.12   $1.00   $0.94   $0.81   $1.00
Accumulation unit value at end of period     $1.14     $1.17   $1.15   $0.92   $1.12   $1.14   $1.12   $1.00   $0.94   $0.81
Number of accumulation units outstanding
  at end of period (000 omitted)             1,487     1,676   2,116   2,705   3,423   4,490   4,351   2,530   1,776     617
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.41     $1.30   $1.05   $1.90   $1.77   $1.40   $1.26   $1.09   $0.86   $1.00
Accumulation unit value at end of period     $1.16     $1.41   $1.30   $1.05   $1.90   $1.77   $1.40   $1.26   $1.09   $0.86
Number of accumulation units outstanding
  at end of period (000 omitted)             1,199     1,420   1,819   2,476   3,409   3,961   4,252   4,043   4,165   2,086
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of
  period                                     $1.13     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.06     $1.13      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               446       574      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.12     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.08     $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             5,318     2,096      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.12     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.08     $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            27,553    34,056      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.04     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.07     $1.04      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             8,652     2,295      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.04     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.07     $1.04      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            19,636    20,656      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2006)
Accumulation unit value at beginning of
  period                                     $0.97     $0.88   $0.68   $1.11   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.93     $0.97   $0.88   $0.68   $1.11   $1.08      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,360     2,193  38,320  25,636  18,675  20,639      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------




 76 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011      2010    2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.37     $1.14   $0.84   $1.34   $1.28   $1.12   $1.12   $1.00      --      --
Accumulation unit value at end of period     $1.27     $1.37   $1.14   $0.84   $1.34   $1.28   $1.12   $1.12      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               389       441     522     766   1,469   1,490   1,493     840      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.09     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.09     $1.09      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            27,954    12,697      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.09     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.09     $1.09      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           165,095   199,338      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.11     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.08     $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            14,158     6,430      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.11     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.09     $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            92,740   118,440      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.07     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.08     $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            15,647     5,250      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.07     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.08     $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            52,813    58,788      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.90     $1.54   $1.14   $1.68   $1.79   $1.50   $1.43   $1.21   $0.88   $1.00
Accumulation unit value at end of period     $1.79     $1.90   $1.54   $1.14   $1.68   $1.79   $1.50   $1.43   $1.21   $0.88
Number of accumulation units outstanding
  at end of period (000 omitted)             4,645     6,022  20,099  23,170  23,547  19,283  20,683  11,379   7,181   3,316
----------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (2/13/2002)
Accumulation unit value at beginning of
  period                                     $3.08     $2.49   $1.68   $3.12   $2.71   $1.99   $1.66   $1.28   $0.87   $1.00
Accumulation unit value at end of period     $2.60     $3.08   $2.49   $1.68   $3.12   $2.71   $1.99   $1.66   $1.28   $0.87
Number of accumulation units outstanding
  at end of period (000 omitted)             7,022     8,554  14,208  16,311  18,491  21,367  19,260   9,273   4,376   1,523
----------------------------------------------------------------------------------------------------------------------------
WANGER USA (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.78     $1.46   $1.03   $1.73   $1.66   $1.56   $1.41   $1.21   $0.85   $1.00
Accumulation unit value at end of period     $1.70     $1.78   $1.46   $1.03   $1.73   $1.66   $1.56   $1.41   $1.21   $0.85
Number of accumulation units outstanding
  at end of period (000 omitted)            12,712    15,507  23,568  28,344  36,469  42,372  41,455  26,304  13,657   3,732
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND -  CLASS 2 (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.28     $1.14   $1.00   $1.42   $1.33   $1.20   $1.16   $1.07   $0.88   $1.00
Accumulation unit value at end of period     $1.35     $1.28   $1.14   $1.00   $1.42   $1.33   $1.20   $1.16   $1.07   $0.88
Number of accumulation units outstanding
  at end of period (000 omitted)             1,554     1,870   2,083   2,739   3,917   4,549   5,289   5,233   3,858   1,279
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND -  CLASS 2 (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.38     $1.20   $1.05   $1.81   $1.59   $1.31   $1.14   $1.00      --      --
Accumulation unit value at end of period     $1.19     $1.38   $1.20   $1.05   $1.81   $1.59   $1.31   $1.14      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,535     3,118  15,466   3,851   5,245   6,006   4,632   1,316      --      --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.58     $1.29   $0.88   $1.48   $1.40   $1.26   $1.18   $1.01   $0.75   $1.00
Accumulation unit value at end of period     $1.47     $1.58   $1.29   $0.88   $1.48   $1.40   $1.26   $1.18   $1.01   $0.75
Number of accumulation units outstanding
  at end of period (000 omitted)             2,590     2,173   2,701   3,344   4,587   6,324   7,621   6,990   5,557   2,340
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.68     $1.34   $0.88   $1.52   $1.35   $1.11   $1.06   $0.94   $0.67   $1.00
Accumulation unit value at end of period     $1.58     $1.68   $1.34   $0.88   $1.52   $1.35   $1.11   $1.06   $0.94   $0.67
Number of accumulation units outstanding
  at end of period (000 omitted)             2,077     2,621   2,879   3,050   3,223   2,943   2,596   2,735   1,772     662
----------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  77

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                           2011      2010    2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning of
  period                                     $1.24     $1.05   $0.70   $1.34   $1.13   $1.06   $1.00      --      --      --
Accumulation unit value at end of period     $0.93     $1.24   $1.05   $0.70   $1.34   $1.13   $1.06      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               415       437     548     301     264     846     148      --      --      --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.11     $1.00   $0.84   $1.43   $1.38   $1.20   $1.16   $1.05   $0.81   $1.00
Accumulation unit value at end of period     $1.17     $1.11   $1.00   $0.84   $1.43   $1.38   $1.20   $1.16   $1.05   $0.81
Number of accumulation units outstanding
  at end of period (000 omitted)             2,548     3,288   4,258   6,035   9,112  12,504  14,313  11,547   7,339   4,072
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.69     $1.64   $1.24   $2.68   $2.57   $1.92   $1.67   $1.35   $0.95   $1.00
Accumulation unit value at end of period     $1.35     $1.69   $1.64   $1.24   $2.68   $2.57   $1.92   $1.67   $1.35   $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)             4,866     6,458   9,981  15,720  18,897  19,979  16,470   7,898   3,918   1,371
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.52     $1.36   $1.03   $1.90   $1.63   $1.32   $1.18   $1.04   $0.85   $1.00
Accumulation unit value at end of period     $1.32     $1.52   $1.36   $1.03   $1.90   $1.63   $1.32   $1.18   $1.04   $0.85
Number of accumulation units outstanding
  at end of period (000 omitted)             1,335     1,679   2,015   2,795   3,680   4,188   3,768   2,448   1,128     448
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit value at beginning of
  period                                     $1.01     $0.86   $0.67   $0.90   $1.00      --      --      --      --      --
Accumulation unit value at end of period     $0.99     $1.01   $0.86   $0.67   $0.90      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               582       775   2,523   4,001   5,266      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of
  period                                     $1.03     $0.90   $0.68   $1.18   $0.99   $1.04   $1.00      --      --      --
Accumulation unit value at end of period     $1.03     $1.03   $0.90   $0.68   $1.18   $0.99   $1.04      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               992       992   1,098   1,338   1,445   6,545   1,015      --      --      --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.38     $1.24   $1.05   $1.45   $1.54   $1.32   $1.27   $1.13   $0.89   $1.00
Accumulation unit value at end of period     $1.38     $1.38   $1.24   $1.05   $1.45   $1.54   $1.32   $1.27   $1.13   $0.89
Number of accumulation units outstanding
  at end of period (000 omitted)             5,339     5,469   6,158   8,079  12,429  15,592  16,716  10,779   5,922   2,396
----------------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.17     $1.06   $0.86   $1.26   $1.24   $1.16   $1.11   $1.04   $0.88   $1.00
Accumulation unit value at end of period     $1.21     $1.17   $1.06   $0.86   $1.26   $1.24   $1.16   $1.11   $1.04   $0.88
Number of accumulation units outstanding
  at end of period (000 omitted)               649       737     858   1,073   1,711   2,144   2,283   1,690     769     208
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.27     $1.14   $0.93   $1.35   $1.34   $1.18   $1.15   $1.07   $0.90   $1.00
Accumulation unit value at end of period     $1.29     $1.27   $1.14   $0.93   $1.35   $1.34   $1.18   $1.15   $1.07   $0.90
Number of accumulation units outstanding
  at end of period (000 omitted)             3,744     4,325   6,111   2,378   4,008   3,764   3,085   2,273   1,117     462
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.06     $1.07   $1.08   $1.07   $1.03   $1.00   $0.99   $0.99   $1.00   $1.00
Accumulation unit value at end of period     $1.04     $1.06   $1.07   $1.08   $1.07   $1.03   $1.00   $0.99   $0.99   $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)             5,730     7,758  14,861  39,094  33,791  33,401  18,979  15,014  12,047  12,148
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.34     $1.25   $1.11   $1.20   $1.15   $1.12   $1.11   $1.07   $1.04   $1.00
Accumulation unit value at end of period     $1.41     $1.34   $1.25   $1.11   $1.20   $1.15   $1.12   $1.11   $1.07   $1.04
Number of accumulation units outstanding
  at end of period (000 omitted)            20,159    26,396  58,421  63,728  68,622  60,502  37,023  19,654  12,452   5,971
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.63     $1.41   $1.12   $1.91   $1.79   $1.51   $1.35   $1.15   $0.83   $1.00
Accumulation unit value at end of period     $1.53     $1.63   $1.41   $1.12   $1.91   $1.79   $1.51   $1.35   $1.15   $0.83
Number of accumulation units outstanding
  at end of period (000 omitted)            11,111    13,939  30,183  36,755  43,798  50,646  33,232  17,932   5,976   2,058
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.07     $0.92   $0.75   $1.31   $1.29   $1.13   $1.08   $1.03   $0.81   $1.00
Accumulation unit value at end of period     $1.11     $1.07   $0.92   $0.75   $1.31   $1.29   $1.13   $1.08   $1.03   $0.81
Number of accumulation units outstanding
  at end of period (000 omitted)             3,980     5,013   6,295   7,479  10,299  12,875  11,604   2,482     744      96
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $3.40     $2.87   $1.67   $3.65   $2.68   $2.02   $1.53   $1.25   $0.90   $1.00
Accumulation unit value at end of period     $2.65     $3.40   $2.87   $1.67   $3.65   $2.68   $2.02   $1.53   $1.25   $0.90
Number of accumulation units outstanding
  at end of period (000 omitted)             1,940     2,468   3,600   5,787   5,242   5,716   4,677   1,199     318     121
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.66     $1.58   $1.43   $1.46   $1.37   $1.30   $1.38   $1.27   $1.14   $1.00
Accumulation unit value at end of period     $1.72     $1.66   $1.58   $1.43   $1.46   $1.37   $1.30   $1.38   $1.27   $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)             5,792     7,371  16,121  18,675  22,272  19,781  15,541   8,857   4,839   1,529
----------------------------------------------------------------------------------------------------------------------------




 78 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011      2010    2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit value at beginning of
  period                                     $1.19     $1.16   $1.10   $1.11   $1.04   $1.04   $1.03   $1.00      --      --
Accumulation unit value at end of period     $1.30     $1.19   $1.16   $1.10   $1.11   $1.04   $1.04   $1.03      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             7,560     9,304  25,536  17,319  17,958  20,730  13,014     516      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.82     $1.62   $1.06   $1.44   $1.43   $1.31   $1.27   $1.15   $0.93   $1.00
Accumulation unit value at end of period     $1.90     $1.82   $1.62   $1.06   $1.44   $1.43   $1.31   $1.27   $1.15   $0.93
Number of accumulation units outstanding
  at end of period (000 omitted)             6,355     7,802   9,680  11,973  19,687  25,271  27,474  25,456  15,576   4,269
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit value at beginning of
  period                                     $1.45     $1.29   $0.92   $1.15   $1.13   $1.06   $1.04   $1.00      --      --
Accumulation unit value at end of period     $1.52     $1.45   $1.29   $0.92   $1.15   $1.13   $1.06   $1.04      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             4,518     5,416  17,730  11,540  12,716  13,255   4,187     271      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.60     $1.42   $1.13   $1.92   $1.73   $1.41   $1.25   $1.08   $0.85   $1.00
Accumulation unit value at end of period     $1.39     $1.60   $1.42   $1.13   $1.92   $1.73   $1.41   $1.25   $1.08   $0.85
Number of accumulation units outstanding
  at end of period (000 omitted)             1,090     1,443   1,829   2,197   3,162   3,800   3,647   2,172     496     105
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.02     $0.88   $0.65   $1.18   $1.16   $1.05   $0.98   $0.92   $0.76   $1.00
Accumulation unit value at end of period     $0.97     $1.02   $0.88   $0.65   $1.18   $1.16   $1.05   $0.98   $0.92   $0.76
Number of accumulation units outstanding
  at end of period (000 omitted)             2,709     3,547   4,530   6,110  10,992  13,741  13,519   4,079   2,868     392
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.06     $0.89   $0.71   $1.18   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.02     $1.06   $0.89   $0.71   $1.18   $1.02      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             3,000     3,790  22,026  20,913  15,689  10,663      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2006)
Accumulation unit value at beginning of
  period                                     $0.98     $0.87   $0.64   $1.26   $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.81     $0.98   $0.87   $0.64   $1.26   $1.06      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,688     1,766   2,195   2,857   2,426   5,251      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.52     $1.22   $0.75   $1.38   $1.23   $1.25   $1.15   $1.06   $0.88   $1.00
Accumulation unit value at end of period     $1.27     $1.52   $1.22   $0.75   $1.38   $1.23   $1.25   $1.15   $1.06   $0.88
Number of accumulation units outstanding
  at end of period (000 omitted)               877     1,155   1,372   1,170   1,887   2,741   2,961   3,400   2,602     889
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/2/2005)
Accumulation unit value at beginning of
  period                                     $1.35     $1.11   $0.80   $1.47   $1.35   $1.19   $1.00      --      --      --
Accumulation unit value at end of period     $1.22     $1.35   $1.11   $0.80   $1.47   $1.35   $1.19      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,325     1,680   2,952   5,049   5,225   7,878     393      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.17     $1.03   $0.83   $1.34   $1.29   $1.13   $1.10   $1.01   $0.80   $1.00
Accumulation unit value at end of period     $1.18     $1.17   $1.03   $0.83   $1.34   $1.29   $1.13   $1.10   $1.01   $0.80
Number of accumulation units outstanding
  at end of period (000 omitted)             3,038     3,421   4,568   5,854   8,187   9,874  10,825   9,241   5,428   1,648
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.16     $0.97   $0.78   $1.30   $1.33   $1.13   $1.09   $1.00      --      --
Accumulation unit value at end of period     $1.12     $1.16   $0.97   $0.78   $1.30   $1.33   $1.13   $1.09      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               477       561     429     584     789     734     632     499      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.65     $1.32   $0.95   $1.57   $1.66   $1.51   $1.45   $1.24   $0.85   $1.00
Accumulation unit value at end of period     $1.49     $1.65   $1.32   $0.95   $1.57   $1.66   $1.51   $1.45   $1.24   $0.85
Number of accumulation units outstanding
  at end of period (000 omitted)               705       880     971   1,315   2,098   3,358   3,917   3,802   2,139     516
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.14     $1.12   $1.07   $1.11   $1.07   $1.04   $1.04   $1.04   $1.04   $1.00
Accumulation unit value at end of period     $1.14     $1.14   $1.12   $1.07   $1.11   $1.07   $1.04   $1.04   $1.04   $1.04
Number of accumulation units outstanding
  at end of period (000 omitted)             7,651     9,727  11,135  13,972  12,745  15,464  16,802  16,700  13,079   7,646
----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.00     $0.87   $0.73   $1.12   $0.97   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.86     $1.00   $0.87   $0.73   $1.12   $0.97      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,408     2,563   2,966   2,963   1,728   4,962      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.14     $1.06   $0.74   $1.03   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.16     $1.14   $1.06   $0.74   $1.03   $1.03      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             6,419     6,500  12,792  11,376  13,146  12,200      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  79

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                         2011      2010     2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.05     $0.90   $0.68   $1.19   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.00     $1.05   $0.90   $0.68   $1.19   $1.03      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            11,122    12,302  15,949  27,515  23,069  20,348      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.16     $1.02   $0.81   $1.42   $1.28   $1.15   $1.09   $1.04   $0.85   $1.00
Accumulation unit value at end of period     $1.16     $1.16   $1.02   $0.81   $1.42   $1.28   $1.15   $1.09   $1.04   $0.85
Number of accumulation units outstanding
  at end of period (000 omitted)             4,067     5,091   6,236   8,328  12,003  16,152  18,132  18,010  11,020   3,508
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit value at beginning of
  period                                     $2.33     $1.84   $1.33   $2.23   $1.95   $1.76   $1.51   $1.23   $0.90   $1.00
Accumulation unit value at end of period     $2.05     $2.33   $1.84   $1.33   $2.23   $1.95   $1.76   $1.51   $1.23   $0.90
Number of accumulation units outstanding
  at end of period (000 omitted)             8,022     9,514  14,164  20,610  25,720  32,335  28,423  18,934   9,886   3,541
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.59     $1.43   $1.14   $2.07   $1.79   $1.53   $1.31   $1.17   $0.83   $1.00
Accumulation unit value at end of period     $1.30     $1.59   $1.43   $1.14   $2.07   $1.79   $1.53   $1.31   $1.17   $0.83
Number of accumulation units outstanding
  at end of period (000 omitted)             1,936     2,441   3,135   4,259   5,901   7,436   6,520   5,276   2,292     610
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.47     $1.23   $1.05   $1.84   $2.35   $1.97   $1.76   $1.35   $1.01   $1.00
Accumulation unit value at end of period     $1.37     $1.47   $1.23   $1.05   $1.84   $2.35   $1.97   $1.76   $1.35   $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)             2,639     3,274   4,145   5,481   8,852  13,498  15,139  12,119   6,601   2,989
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.88     $1.48   $1.16   $1.75   $1.82   $1.57   $1.46   $1.20   $0.92   $1.00
Accumulation unit value at end of period     $1.78     $1.88   $1.48   $1.16   $1.75   $1.82   $1.57   $1.46   $1.20   $0.92
Number of accumulation units outstanding
  at end of period (000 omitted)             2,496     2,911   3,457   4,647   7,056   8,954   8,682   5,338   3,257   1,610
----------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.36     $1.24   $0.99   $1.60   $1.56   $1.34   $1.22   $1.10   $0.89   $1.00
Accumulation unit value at end of period     $1.33     $1.36   $1.24   $0.99   $1.60   $1.56   $1.34   $1.22   $1.10   $0.89
Number of accumulation units outstanding
  at end of period (000 omitted)             3,633     4,727   5,705   8,193  12,837  13,922  11,400   7,311   3,856   1,418
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.98     $1.60   $1.22   $1.96   $1.92   $1.68   $1.50   $1.21   $0.95   $1.00
Accumulation unit value at end of period     $1.83     $1.98   $1.60   $1.22   $1.96   $1.92   $1.68   $1.50   $1.21   $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)             4,717     6,137   7,669  10,448  15,654  19,762  20,011  10,047   5,836   2,777
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.10     $0.99   $0.83   $1.33   $1.37   $1.23   $1.17   $1.03   $0.80   $1.00
Accumulation unit value at end of period     $1.14     $1.10   $0.99   $0.83   $1.33   $1.37   $1.23   $1.17   $1.03   $0.80
Number of accumulation units outstanding
  at end of period (000 omitted)             3,289     4,364   5,508   7,207  11,550  15,324  16,269   6,220   2,770   1,483
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.00     $0.88   $0.73   $1.29   $1.17   $1.12   $1.04   $0.99   $0.78   $1.00
Accumulation unit value at end of period     $0.90     $1.00   $0.88   $0.73   $1.29   $1.17   $1.12   $1.04   $0.99   $0.78
Number of accumulation units outstanding
  at end of period (000 omitted)             2,818     3,563   4,612   5,453   7,314  10,002  11,202   2,736     978     447
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital
Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares
changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES* (4/29/2011)
Accumulation unit value at beginning of
  period                                     $1.00        --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.82        --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               175        --      --      --      --      --      --      --      --      --
*Invesco V.I. Capital Development Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap
Growth Fund, Series I Shares on April 27, 2012.
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.42     $1.21   $0.86   $1.65   $1.51   $1.32   $1.22   $1.07   $0.80   $1.00
Accumulation unit value at end of period     $1.30     $1.42   $1.21   $0.86   $1.65   $1.51   $1.32   $1.22   $1.07   $0.80
Number of accumulation units outstanding
  at end of period (000 omitted)               608       784     992   1,232   1,796   2,051   1,835   1,591     774     463
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap
Growth Fund, Series II Shares on April 27, 2012.
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (4/29/2011)
Accumulation unit value at beginning of
  period                                     $1.00        --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $0.92        --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               539        --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.03     $1.00   $0.79   $1.13   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.06     $1.03   $1.00   $0.79   $1.13   $1.02      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               383       387     587     665     456   2,466      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------




 80 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011      2010    2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/1/2005)
Accumulation unit value at beginning of
  period                                     $1.36     $1.22   $0.92   $1.56   $1.38   $1.09   $1.00      --      --      --
Accumulation unit value at end of period     $1.25     $1.36   $1.22   $0.92   $1.56   $1.38   $1.09      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,233     1,536   7,083   7,389   4,140     267       5      --      --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.00     $0.83   $0.53   $0.98   $0.92   $0.84   $0.83   $0.80   $0.56   $1.00
Accumulation unit value at end of period     $0.94     $1.00   $0.83   $0.53   $0.98   $0.92   $0.84   $0.83   $0.80   $0.56
Number of accumulation units outstanding
  at end of period (000 omitted)             1,003     1,578   1,450   1,188   1,544   1,896   2,168     923     573     157
----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.20     $1.05   $0.83   $1.30   $1.35   $1.18   $1.15   $1.00      --      --
Accumulation unit value at end of period     $1.16     $1.20   $1.05   $0.83   $1.30   $1.35   $1.18   $1.15      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             7,423     9,203  15,447  21,701  27,381  32,887  26,831   6,418      --      --
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.36     $1.11   $0.71   $1.29   $1.07   $1.01   $0.91   $0.92   $0.63   $1.00
Accumulation unit value at end of period     $1.23     $1.36   $1.11   $0.71   $1.29   $1.07   $1.01   $0.91   $0.92   $0.63
Number of accumulation units outstanding
  at end of period (000 omitted)               122       169     178     134     206     215     230     249     279     112
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of
  period                                     $0.95     $0.84   $0.63   $1.06   $1.00      --      --      --      --      --
Accumulation unit value at end of period     $0.89     $0.95   $0.84   $0.63   $1.06      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,400     1,827  18,450  16,906  12,686      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (2/13/2002)
Accumulation unit value at beginning of
  period                                     $3.02     $2.45   $1.38   $2.93   $2.32   $1.60   $1.23   $1.05   $0.79   $1.00
Accumulation unit value at end of period     $2.02     $3.02   $2.45   $1.38   $2.93   $2.32   $1.60   $1.23   $1.05   $0.79
Number of accumulation units outstanding
  at end of period (000 omitted)               534       725     806     986   1,042   1,094     854   1,006     956     646
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.12     $1.01   $0.74   $1.18   $1.08   $1.02   $0.99   $0.92   $0.76   $1.00
Accumulation unit value at end of period     $1.11     $1.12   $1.01   $0.74   $1.18   $1.08   $1.02   $0.99   $0.92   $0.76
Number of accumulation units outstanding
  at end of period (000 omitted)             1,322     1,440   2,149   2,427   3,135   4,033   4,710   3,047   2,246     712
----------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.51     $1.12   $0.70   $1.17   $1.16   $1.04   $1.00   $0.95   $0.72   $1.00
Accumulation unit value at end of period     $1.34     $1.51   $1.12   $0.70   $1.17   $1.16   $1.04   $1.00   $0.95   $0.72
Number of accumulation units outstanding
  at end of period (000 omitted)             1,248     1,318   1,542   1,851   2,675   3,472   4,247   4,567   3,912   1,784
----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at beginning of
  period                                     $2.48     $2.21   $1.69   $2.74   $2.18   $1.68   $1.46   $1.14   $0.85   $1.00
Accumulation unit value at end of period     $2.61     $2.48   $2.21   $1.69   $2.74   $2.18   $1.68   $1.46   $1.14   $0.85
Number of accumulation units outstanding
  at end of period (000 omitted)             2,928     2,748   3,343   4,698   6,370   6,302   5,189   2,575   1,371     431
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.03     $0.85   $0.61   $1.10   $1.22   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.91     $1.03   $0.85   $0.61   $1.10   $1.22      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,854     2,304   4,848   7,113   4,961   4,670      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.28     $0.98   $0.63   $1.19   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.17     $1.28   $0.98   $0.63   $1.19   $0.99      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,686     1,284   1,240   1,487   1,490   3,111      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at beginning of
  period                                     $0.90     $0.75   $0.56   $1.06   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.78     $0.90   $0.75   $0.56   $1.06   $1.04      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               287       320   4,088   5,048   4,922   4,471      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.46     $1.28   $0.93   $1.58   $1.50   $1.30   $1.15   $1.00      --      --
Accumulation unit value at end of period     $1.32     $1.46   $1.28   $0.93   $1.58   $1.50   $1.30   $1.15      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,763     2,966   3,414   4,437   6,986   8,796   5,927   2,391      --      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.38     $1.22   $1.04   $1.23   $1.14   $1.08   $1.06   $1.00      --      --
Accumulation unit value at end of period     $1.38     $1.38   $1.22   $1.04   $1.23   $1.14   $1.08   $1.06      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            20,765    25,920  45,739  58,677  62,902  46,387  23,303   4,223      --      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.38     $1.14   $0.84   $1.37   $1.41   $1.24   $1.15   $1.00      --      --
Accumulation unit value at end of period     $1.33     $1.38   $1.14   $0.84   $1.37   $1.41   $1.24   $1.15      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,679     2,099   2,510   3,184   4,773   5,725   3,700   1,477      --      --
----------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  81

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011      2010    2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning of
  period                                     $1.24     $1.11   $0.92   $1.11   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.25     $1.24   $1.11   $0.92   $1.11   $1.04      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             8,325     7,492  15,667  18,406  14,755  14,860      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.15     $1.13   $0.91   $1.11   $1.13   $1.11   $1.00   $0.94   $0.80   $1.00
Accumulation unit value at end of period     $1.12     $1.15   $1.13   $0.91   $1.11   $1.13   $1.11   $1.00   $0.94   $0.80
Number of accumulation units outstanding
  at end of period (000 omitted)               508       683     936   1,192   1,630   2,416   2,388   1,649   1,108     583
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.39     $1.28   $1.04   $1.87   $1.75   $1.39   $1.25   $1.09   $0.86   $1.00
Accumulation unit value at end of period     $1.14     $1.39   $1.28   $1.04   $1.87   $1.75   $1.39   $1.25   $1.09   $0.86
Number of accumulation units outstanding
  at end of period (000 omitted)               703       801   1,046   1,497   2,184   2,660   3,019   2,995   2,797   1,392
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of
  period                                     $1.13     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.06     $1.13      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               136       189      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.12     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.07     $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            88,245    18,111      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.12     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.07     $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             7,382    11,130      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.04     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.06     $1.04      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           106,320    31,375      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.04     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.06     $1.04      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            19,708    20,762      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2006)
Accumulation unit value at beginning of
  period                                     $0.96     $0.87   $0.67   $1.11   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.92     $0.96   $0.87   $0.67   $1.11   $1.08      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               742     1,020  17,879  12,896   9,646  10,682      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.35     $1.12   $0.83   $1.33   $1.27   $1.11   $1.12   $1.00      --      --
Accumulation unit value at end of period     $1.25     $1.35   $1.12   $0.83   $1.33   $1.27   $1.11   $1.12      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               282       347     389     614     980   1,141   1,193     732      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.09     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.08     $1.09      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           803,653   267,638      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.09     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.08     $1.09      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            76,905    95,000      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.11     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.08     $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           380,432    98,233      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.11     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.08     $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            28,510    43,525      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.07     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.07     $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           235,332    82,795      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------




 82 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011      2010    2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
  period                                     $1.07     $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.08     $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            33,844    38,588      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.86     $1.52   $1.12   $1.66   $1.77   $1.49   $1.42   $1.20   $0.88   $1.00
Accumulation unit value at end of period     $1.76     $1.86   $1.52   $1.12   $1.66   $1.77   $1.49   $1.42   $1.20   $0.88
Number of accumulation units outstanding
  at end of period (000 omitted)             2,181     2,661   9,298  11,506  12,216  10,437  11,559   7,783   5,093   2,665
----------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (2/13/2002)
Accumulation unit value at beginning of
  period                                     $3.02     $2.45   $1.66   $3.08   $2.68   $1.98   $1.65   $1.28   $0.87   $1.00
Accumulation unit value at end of period     $2.55     $3.02   $2.45   $1.66   $3.08   $2.68   $1.98   $1.65   $1.28   $0.87
Number of accumulation units outstanding
  at end of period (000 omitted)             3,403     4,188   7,020   8,509  10,565  12,918  11,470   5,817   2,667   1,055
----------------------------------------------------------------------------------------------------------------------------
WANGER USA (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.75     $1.43   $1.02   $1.71   $1.64   $1.54   $1.40   $1.20   $0.85   $1.00
Accumulation unit value at end of period     $1.67     $1.75   $1.43   $1.02   $1.71   $1.64   $1.54   $1.40   $1.20   $0.85
Number of accumulation units outstanding
  at end of period (000 omitted)             5,535     7,116  11,266  14,444  19,504  23,503  23,080  15,408   8,442   3,131
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.26     $1.12   $0.98   $1.40   $1.32   $1.19   $1.15   $1.06   $0.88   $1.00
Accumulation unit value at end of period     $1.32     $1.26   $1.12   $0.98   $1.40   $1.32   $1.19   $1.15   $1.06   $0.88
Number of accumulation units outstanding
  at end of period (000 omitted)               603       776   1,012   1,711   1,996   2,159   2,480   2,738   2,182     770
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (2/4/2004)
Accumulation unit value at beginning of
  period                                     $1.36     $1.18   $1.04   $1.80   $1.59   $1.31   $1.14   $1.00      --      --
Accumulation unit value at end of period     $1.17     $1.36   $1.18   $1.04   $1.80   $1.59   $1.31   $1.14      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,411     1,780   8,152   2,508   3,470   4,047   3,150     728      --      --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.55     $1.27   $0.87   $1.47   $1.39   $1.25   $1.18   $1.01   $0.75   $1.00
Accumulation unit value at end of period     $1.45     $1.55   $1.27   $0.87   $1.47   $1.39   $1.25   $1.18   $1.01   $0.75
Number of accumulation units outstanding
  at end of period (000 omitted)             1,577       941   1,067   1,472   2,414   3,081   3,829   3,698   3,344   1,985
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (2/13/2002)
Accumulation unit value at beginning of
  period                                     $1.65     $1.31   $0.87   $1.51   $1.34   $1.10   $1.05   $0.94   $0.67   $1.00
Accumulation unit value at end of period     $1.55     $1.65   $1.31   $0.87   $1.51   $1.34   $1.10   $1.05   $0.94   $0.67
Number of accumulation units outstanding
  at end of period (000 omitted)             1,106     1,331   1,388   1,360   1,799   1,527   1,557   1,643   1,441     387
----------------------------------------------------------------------------------------------------------------------------






RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  83

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts.................  p. 3
Rating Agencies.............................  p. 4
Revenues Received During Calendar Year
  2011......................................  p. 4
Principal Underwriter.......................  p. 5
Independent Registered Public Accounting
  Firm......................................  p. 5
Condensed Financial Information
  (Unaudited)...............................  p. 6
Financial Statements






 84 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

(RIVERSOURCE ANNUITIES LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474

1-800-862-7919


           RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Company.
     Both companies are affiliated with Ameriprise Financial Services, Inc.


     (C) 2008-2012 RiverSource Life Insurance Company. All rights reserved.


S-6406 R (4/12)

PROSPECTUS


APRIL 30, 2012


RIVERSOURCE

RETIREMENT ADVISOR ADVANTAGE PLUS(R) VARIABLE ANNUITY

RIVERSOURCE

RETIREMENT ADVISOR SELECT PLUS(R) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

New RiverSource Retirement Advisor Advantage Plus and RiverSource Retirement Advisor Select Plus contracts are not currently being offered.

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            70100 Ameriprise Financial Center
            Minneapolis, MN 55474

            Telephone: 1-800-862-7919


            (Corporate Office)

            ameriprise.com/variableannuities
            RIVERSOURCE VARIABLE ACCOUNT 10/RIVERSOURCE ACCOUNT MGA

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus), or the RiverSource Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus). The information in this prospectus applies to both contracts unless stated otherwise.

Prospectuses are also available for:

Alliance Bernstein Variable Products Series Fund, Inc.
American Century Variable Portfolios, Inc.

BlackRock Variable Series, Inc.

Calvert Variable Series, Inc.
Columbia Funds Variable Insurance Trust
Columbia Funds Variable Series Trust II

Credit Suisse Trust


DWS Variable Series II

Eaton Vance Variable Trust
Fidelity(R) Variable Insurance Products - Service Class 2
Franklin(R) Templeton(R) Variable Insurance Products Trust   (FTVIPT) - Class 2
Goldman Sachs Variable Insurance Trust (VIT)
Invesco Variable Insurance Funds

Janus Aspen Series: Service Shares

Legg Mason Variable Portfolios I, Inc.
MFS(R) Variable Insurance Trust(SM)
Morgan Stanley Universal Investment Funds (UIF)
Neuberger Berman Advisers Management Trust
Oppenheimer Variable Account Funds - Service Shares
PIMCO Variable Insurance Trust (VIT)
Putnam Variable Trust - Class IB Shares
Wanger Advisors Trust
Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 1

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

This prospectus provides a general description of the contracts. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS


KEY TERMS...................................    3
THE CONTRACT IN BRIEF.......................    6
EXPENSE SUMMARY.............................    8
CONDENSED FINANCIAL INFORMATION.............   16
FINANCIAL STATEMENTS........................   16
THE VARIABLE ACCOUNT AND THE FUNDS..........   16
GUARANTEE PERIOD ACCOUNTS (GPAS)............   26
THE FIXED ACCOUNT...........................   27
THE SPECIAL DCA ACCOUNT.....................   28
BUYING YOUR CONTRACT........................   28
CHARGES.....................................   31
VALUING YOUR INVESTMENT.....................   37
MAKING THE MOST OF YOUR CONTRACT............   39
SURRENDERS..................................   47
TSA -- SPECIAL PROVISIONS...................   48
CHANGING OWNERSHIP..........................   49
BENEFITS IN CASE OF DEATH -- STANDARD DEATH
  BENEFIT...................................   49
OPTIONAL BENEFITS...........................   51
THE ANNUITY PAYOUT PERIOD...................   64
TAXES.......................................   66
VOTING RIGHTS...............................   70
SUBSTITUTION OF INVESTMENTS.................   70
ABOUT THE SERVICE PROVIDERS.................   70
ADDITIONAL INFORMATION......................   71
APPENDIX A: EXAMPLE -- MARKET VALUE
  ADJUSTMENT (MVA)..........................   74
APPENDIX B: EXAMPLE -- SURRENDER CHARGES....   76
APPENDIX C: EXAMPLE -- OPTIONAL BENEFITS....   80
APPENDIX D: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)...............................   85
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION....................  113





 2 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BAND 3 ANNUITIES: RAVA Advantage Plus and RAVA Select Plus contracts that are available for:

- current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses (employees),

- current or retired Ameriprise financial advisors and their spouses (advisors), or

- individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

BENEFICIARY: The person you designate to receive benefits in case of your death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB) AND ENHANCED EARNINGS PLUS DEATH BENEFIT
(EEP): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. You can elect to purchase either the EEB or the EEP, subject to certain restrictions.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in "good order", your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS): A nonunitized separate account to which you may allocate purchase payments and purchase payment credits or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments and purchase payment credits or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (ACCUMULATION BENEFIT): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator Program.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 3

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER (WITHDRAWAL BENEFIT): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal benefit that gives you the right to make limited partial withdrawals each contract year. This rider requires participation in the Portfolio Navigator program. For purposes of this rider, the term "withdrawal" is equal to the term "surrender" in your contract and any other riders.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV) AND MAXIMUM FIVE-YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.

OWNER (YOU, YOUR): A natural person or persons identified in the contract as owner(s) of the contract, (including a revocable trust) who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a nonnatural person as the owner, "you, your" means the annuitant. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to qualify for income tax deferral.

PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM): This is a program in which you are required to participate through the choice of a PN program investment option if you select the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

- Roth IRAs including inherited Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code

- Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefit for contract owners age 75 and under on the contract effective date at no additional cost.


RIDER: You receive a rider to your contract when you purchase the EEB, EEP, MAV, 5-Year MAV, ROPP, Accumulation Benefit and/or Withdrawal Benefit rider. The rider adds the terms of the optional benefit to your contract.


RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) ACCOUNT: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers. The Special DCA account may not be available at all times.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the

 4 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 5

THE CONTRACT IN BRIEF

This prospectus describes two contracts. RAVA Advantage Plus offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select Plus offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise.


PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, fixed account, subaccounts and/or Special DCA account (when available) under the contract. These accounts, in turn, may earn returns that increase the value of the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. If the contract value goes to zero due to underlying fund's performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities
-- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

- the subaccounts of the variable accounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")

- the GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (see "Guarantee Period Accounts
  (GPAs)")

- the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (see "The Fixed Account")

- the Special DCA account, when available. (see "The Fixed Account -- The Special DCA Fixed Account")

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see "Buying Your Contract")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA account. GPAs and fixed account transfers are subject to special restrictions. (see "Making the Most of Your Contract -- Transferring Among Accounts")

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")

BENEFITS IN CASE OF DEATH: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")

OPTIONAL BENEFITS: These contracts offer optional living and death benefits that are available for additional charges if you meet certain criteria. Optional living benefits require your participation in the PN program, which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (see "Optional Benefits")

ANNUITY PAYOUTS: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable

 6 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (See "The Annuity Payout Period")

TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (See "Taxes")


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 7

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA ADVANTAGE PLUS

(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.(*)


                                                       SEVEN-YEAR SCHEDULE
                     NUMBER OF COMPLETED
                   YEARS FROM DATE OF EACH                                                 SURRENDER CHARGE
                      PURCHASE PAYMENT                                                        PERCENTAGE
                              0                                                                    7%

                              1                                                                    7

                              2                                                                    7

                              3                                                                    6

                              4                                                                    5

                              5                                                                    4

                              6                                                                    2

                              7+                                                                   0







                     SEVEN-YEAR SCHEDULE                                                  TEN-YEAR SCHEDULE*
                     NUMBER OF COMPLETED                                                  NUMBER OF COMPLETED
                   YEARS FROM DATE OF EACH                                              YEARS FROM DATE OF EACH
                      PURCHASE PAYMENT                                                     PURCHASE PAYMENT
                              0                                                                    0

                              1                                                                    1

                              2                                                                    2

                              3                                                                    3

                              4                                                                    4

                              5                                                                    5

                              6                                                                    6

                              7+                                                                   7

                                                                                                   8

                                                                                                   9

                                                                                                  10+

                     SEVEN-YEAR SCHEDULE
                     NUMBER OF COMPLETED                                                  TEN-YEAR SCHEDULE*
                   YEARS FROM DATE OF EACH                                                 SURRENDER CHARGE
                      PURCHASE PAYMENT                                                        PERCENTAGE
                              0                                                                    8%

                              1                                                                    8

                              2                                                                    8

                              3                                                                    7

                              4                                                                    7

                              5                                                                    6

                              6                                                                    5

                              7+                                                                   4

                                                                                                   3

                                                                                                   2

                                                                                                   0


* The ten-year surrender charge schedule is not available for contracts issued in Oregon. In Connecticut and Utah, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama, Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary for all payments regardless of when payments are made.

SURRENDER CHARGE FOR RAVA SELECT PLUS (EXCEPT TEXAS)

(Contingent deferred sales load as a percentage of purchase payment surrendered)


                  YEARS FROM CONTRACT DATE                                       SURRENDER CHARGE PERCENTAGE
                              1                                                               7%

                              2                                                               7

                              3                                                               7

                              Thereafter                                                      0



SURRENDER CHARGE FOR RAVA SELECT PLUS IN TEXAS

(Contingent deferred sales load)


                                                                                        SURRENDER CHARGE PERCENTAGE
                                                                            (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                                                             IN CONTRACT YEAR
               PAYMENTS MADE IN CONTRACT YEAR                                                        1
                              1                                                                     8%

                              2

                              3

                              Thereafter

                                                                                        SURRENDER CHARGE PERCENTAGE
                                                                            (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                                                             IN CONTRACT YEAR
               PAYMENTS MADE IN CONTRACT YEAR                                                        2
                              1                                                                     7%

                              2                                                                      8

                              3

                              Thereafter

                                                                                        SURRENDER CHARGE PERCENTAGE
                                                                            (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                                                             IN CONTRACT YEAR
               PAYMENTS MADE IN CONTRACT YEAR                                                        3
                              1                                                                     6%

                              2                                                                      7

                              3                                                                      8

                              Thereafter

                                                                                        SURRENDER CHARGE PERCENTAGE
                                                                            (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                                                             IN CONTRACT YEAR
               PAYMENTS MADE IN CONTRACT YEAR                                                   THEREAFTER
                              1                                                                     0%

                              2                                                                      0

                              3                                                                      0

                              Thereafter                                                             0



SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


 8 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE



                                                                      MAXIMUM: $50*     CURRENT: $30


(We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

OPTIONAL RIDER FEES
(As a percentage of contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)



ROPP RIDER FEE                                                      MAXIMUM: 0.30%     CURRENT: 0.20%

MAV RIDER FEE                                                       MAXIMUM: 0.35%     CURRENT: 0.25%

5-YEAR MAV RIDER FEE                                                MAXIMUM: 0.20%     CURRENT: 0.10%

EEB RIDER FEE                                                       MAXIMUM: 0.40%     CURRENT: 0.30%

EEP RIDER FEE                                                       MAXIMUM: 0.50%     CURRENT: 0.40%

PN RIDER FEE*                                                       MAXIMUM: 0.00%     CURRENT: 0.00%

ACCUMULATION BENEFIT RIDER FEE                                      MAXIMUM: 2.50%     CURRENT: 0.60%

WITHDRAWAL BENEFIT RIDER FEE                                        MAXIMUM: 2.50%     CURRENT: 0.60%


* Effective May 10, 2010, the PN rider is not required to select funds of funds in the PN program and this fee does not apply. Prior to May 10, 2010, the PN rider fee was 0.10% and the maximum fee was 0.20%.

ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value)


MORTALITY AND EXPENSE RISK FEE:                                         RAVA ADVANTAGE PLUS           RAVA SELECT PLUS

FOR NONQUALIFIED ANNUITIES                                                      0.95%                       1.20%

FOR QUALIFIED ANNUITIES                                                         0.75%                       1.00%

FOR BAND 3 ANNUITIES                                                            0.55%                       0.75%




    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 9

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2011, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN EACH FUND'S PROSPECTUS.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                        MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense reimbursements           0.50%                2.90%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

AllianceBernstein VPS Global Thematic Growth Portfolio           0.75%      0.25%    0.19%           --%          1.19%
(Class B)


AllianceBernstein VPS Growth and Income Portfolio (Class B)      0.55       0.25     0.05            --           0.85


AllianceBernstein VPS International Value Portfolio (Class       0.75       0.25     0.07            --           1.07
B)


American Century VP International, Class II                      1.31       0.25     0.02            --           1.58


American Century VP Mid Cap Value, Class II                      0.90       0.25     0.01            --           1.16


American Century VP Ultra(R), Class II                           0.90       0.25     0.01            --           1.16


American Century VP Value, Class II                              0.88       0.25       --            --           1.13


BlackRock Global Allocation V.I. Fund (Class III)                0.64       0.25     0.26          0.02           1.17(1)


Calvert VP SRI Balanced Portfolio                                0.70         --     0.21            --           0.91


Columbia Variable Portfolio - Balanced Fund (Class 3)            0.64       0.13     0.16            --           0.93(2)


Columbia Variable Portfolio - Cash Management Fund (Class        0.33       0.13     0.14            --           0.60(2)
3)


Columbia Variable Portfolio - Diversified Bond Fund (Class       0.41       0.13     0.13            --           0.67
3)


Columbia Variable Portfolio - Diversified Equity Income          0.57       0.13     0.13            --           0.83
Fund (Class 3)


Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)      0.66       0.13     0.16          0.01           0.96


Columbia Variable Portfolio - Emerging Markets Opportunity       1.07       0.13     0.25            --           1.45(2)
Fund (Class 3)


Columbia Variable Portfolio - Global Bond Fund (Class 3)         0.55       0.13     0.16            --           0.84


Columbia Variable Portfolio - Global Inflation Protected         0.42       0.13     0.14            --           0.69
Securities Fund (Class 3)


Columbia Variable Portfolio - High Income Fund (Class 2)         0.63       0.25     0.15            --           1.03(2),(3)


Columbia Variable Portfolio - High Yield Bond Fund (Class        0.58       0.13     0.17            --           0.88(2)
3)


Columbia Variable Portfolio - Income Opportunities Fund          0.57       0.13     0.14            --           0.84
(Class 3)


Columbia Variable Portfolio - International Opportunity          0.79       0.13     0.21            --           1.13
Fund (Class 3)


Columbia Variable Portfolio - Large Cap Growth Fund (Class       0.71       0.13     0.17            --           1.01(2)
3)


Columbia Variable Portfolio - Marsico Growth Fund (Class 1)      0.97         --     0.13            --           1.10(2),(3)


Columbia Variable Portfolio - Marsico International              1.02       0.25     0.20            --           1.47(2),(3)
Opportunities Fund (Class 2)


Columbia Variable Portfolio - Mid Cap Growth Opportunity         0.76       0.13     0.17            --           1.06(2)
Fund (Class 3)


Columbia Variable Portfolio - Mid Cap Value Opportunity          0.74       0.13     0.14            --           1.01
Fund (Class 3)


Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)       0.10       0.13     0.27            --           0.50


Columbia Variable Portfolio - Select Large-Cap Value Fund        0.71       0.13     0.26            --           1.10(2)
(Class 3)




 10 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Columbia Variable Portfolio - Select Smaller-Cap Value Fund      0.79%      0.13%    0.19%           --%          1.11%(2)
(Class 3)


Columbia Variable Portfolio - Short Duration U.S.                0.36       0.13     0.15            --           0.64
Government Fund (Class 3)


Credit Suisse Trust - Commodity Return Strategy Portfolio        0.50       0.25     0.31            --           1.06(4)


DWS Alternative Asset Allocation VIP, Class B                    0.27       0.25     0.34          1.30           2.16(5)


Eaton Vance VT Floating-Rate Income Fund                         0.57       0.50     0.08            --           1.15


Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2          0.56       0.25     0.09            --           0.90


Fidelity(R) VIP Growth & Income Portfolio Service Class 2        0.46       0.25     0.13            --           0.84


Fidelity(R) VIP Mid Cap Portfolio Service Class 2                0.56       0.25     0.10            --           0.91


Fidelity(R) VIP Overseas Portfolio Service Class 2               0.71       0.25     0.14            --           1.10


FTVIPT Franklin Global Real Estate Securities Fund - Class       0.80       0.25     0.32            --           1.37
2


FTVIPT Franklin Small Cap Value Securities Fund - Class 2        0.50       0.25     0.16          0.01           0.92


FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.13            --           0.98


Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares      0.80         --     0.06            --           0.86(6)


Goldman Sachs VIT Structured U.S. Equity                         0.62         --     0.08            --           0.70(7)
Fund - Institutional Shares


Invesco V.I. Diversified Dividend Fund, Series I Shares          0.52         --     0.15            --           0.67


Invesco V.I. Global Health Care Fund, Series II Shares           0.75       0.25     0.37            --           1.37


Invesco V.I. International Growth Fund, Series II Shares         0.71       0.25     0.32            --           1.28


Invesco V.I. Technology Fund, Series I Shares                    0.75         --     0.37            --           1.12


Invesco Van Kampen V.I. American Franchise Fund, Series II       0.67       0.25     0.28            --           1.20(8)
Shares


Invesco Van Kampen V.I. Comstock Fund, Series II Shares          0.56       0.25     0.24            --           1.05(9)


Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II           0.75       0.25     0.33            --           1.33(10)
Shares


Janus Aspen Series Janus Portfolio: Service Shares               0.56       0.25     0.07            --           0.88


Janus Aspen Series Moderate Allocation Portfolio: Service        0.05       0.25     0.47          0.73           1.50(11)
Shares


Legg Mason ClearBridge Variable Small Cap Growth                 0.75         --     0.14            --           0.89
Portfolio - Class I


MFS(R) Investors Growth Stock Series - Service Class             0.75       0.25     0.07            --           1.07


MFS(R) New Discovery Series - Service Class                      0.90       0.25     0.08            --           1.23


MFS(R) Utilities Series - Service Class                          0.73       0.25     0.08            --           1.06


Morgan Stanley UIF Global Real Estate Portfolio, Class II        0.85       0.35     0.47            --           1.67(12)
Shares


Morgan Stanley UIF Mid Cap Growth Portfolio, Class II            0.75       0.35     0.30            --           1.40(12)
Shares


Neuberger Berman Advisers Management Trust International         1.15       0.25     1.50            --           2.90(13)
Portfolio (Class S)


Oppenheimer Global Securities Fund/VA, Service Shares            0.63       0.25     0.13            --           1.01


Oppenheimer Global Strategic Income Fund/VA, Service Shares      0.58       0.25     0.13          0.07           1.03(14)


Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA,             0.69       0.25     0.14            --           1.08(15)
Service Shares


PIMCO VIT All Asset Portfolio, Advisor Share Class               0.43       0.25       --          0.74           1.42(16)


PIMCO VIT Global Multi-Asset Portfolio, Advisor Class            0.95       0.25       --          0.51           1.71(17)


Putnam VT Global Health Care Fund - Class IB Shares              0.63       0.25     0.21            --           1.09


Putnam VT International Equity Fund - Class IB Shares            0.70       0.25     0.17            --           1.12


Putnam VT Multi-Cap Growth Fund - Class IB Shares                0.56       0.25     0.16            --           0.97


Variable Portfolio - Aggressive Portfolio (Class 2)                --       0.25     0.02          0.79           1.06


Variable Portfolio - Aggressive Portfolio (Class 4)                --       0.25     0.02          0.79           1.06


Variable Portfolio - Conservative Portfolio (Class 2)              --       0.25     0.02          0.61           0.88


Variable Portfolio - Conservative Portfolio (Class 4)              --       0.25     0.02          0.61           0.88


Variable Portfolio - Davis New York Venture Fund (Class 3)       0.71       0.13     0.13            --           0.97(18)


Variable Portfolio - Goldman Sachs Mid Cap Value Fund            0.77       0.13     0.13            --           1.03(18)
(Class 3)


Variable Portfolio - Moderate Portfolio (Class 2)                  --       0.25     0.02          0.71           0.98




    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 11

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Variable Portfolio - Moderate Portfolio (Class 4)                  --%      0.25%    0.02%         0.71%          0.98%


Variable Portfolio - Moderately Aggressive Portfolio (Class        --       0.25     0.02          0.75           1.02
2)


Variable Portfolio - Moderately Aggressive Portfolio (Class        --       0.25     0.02          0.75           1.02
4)


Variable Portfolio - Moderately Conservative Portfolio             --       0.25     0.02          0.66           0.93
(Class 2)


Variable Portfolio - Moderately Conservative Portfolio             --       0.25     0.02          0.66           0.93
(Class 4)


Variable Portfolio - Partners Small Cap Value Fund (Class        0.91       0.13     0.15          0.02           1.21(18)
3)


Wanger International                                             0.89         --     0.13            --           1.02(3)


Wanger USA                                                       0.86         --     0.08            --           0.94(3)


Wells Fargo Advantage VT International Equity Fund - Class       0.75       0.25     0.22          0.01           1.23(19)
2


Wells Fargo Advantage VT Opportunity Fund - Class 2              0.65       0.25     0.17            --           1.07(20)


Wells Fargo Advantage VT Small Cap Growth Fund - Class 2         0.75       0.25     0.20          0.01           1.21







    *The Funds provided the information on their expenses and we have not independently verified the information.


   **The previous fund names can be found in "The Variable Account and the Funds" section of the prospectus.


  ***Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


  (1)Other expenses have been restated to reflect current fees. The sub-adviser has voluntarily agreed to waive 0.14% of the sub-advisory fee and such voluntary waiver can be reduced or discontinued at any time at the sole and exclusive discretion of the sub-adviser. After fee waivers, net expenses would be 1.03%.


  (2)Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.79% for Columbia Variable Portfolio - Balanced Fund (Class 3), 0.585% for Columbia Variable
     Portfolio - Cash Management Fund (Class 3), 1.385% for Columbia Variable Portfolio - Emerging Markets Opportunity Fund (Class 3), 0.97% for Columbia Variable Portfolio - High Income Fund (Class 2), 0.845% for Columbia Variable Portfolio - High Yield Bond Fund (Class 3), 0.915% for Columbia Variable Portfolio - Large Cap Growth Fund (Class 3), 0.79% for Columbia Variable Portfolio - Marsico Growth Fund (Class 1), 1.44% for Columbia Variable Portfolio - Marsico International Opportunities Fund (Class 2), 1.005% for Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 3), 0.925% for Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3) and 1.055% for Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 3).


  (3)Other expenses have been restated to reflect contractual changes to certain other fees.


  (4)Credit Suisse will waive fees and reimburse expenses so that the Portfolio's annual operating expenses will not exceed 1.05% of the Portfolio's average daily net assets. Waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.


  (5)Through September 30, 2012, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.57%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.30%). Effective October 1, 2012 through April 30, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.62%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.30%). These agreements may only be terminated with the consent of the fund's Board.


  (6)Effective June 30, 2011, the Investment Advisor agreed to waive a portion of its management fee in order to achieve an effective net management rate of 0.77%. Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund's Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.054% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 27, 2013 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.85%.


  (7)Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund's Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 27, 2013 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.64%.


  (8)Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. In addition, the Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 1.15% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.


  (9)The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.97% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.



 12 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

 (10)Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.


 (11)Janus Capital has contractually agreed to waive the Portfolio's total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses and extraordinary expenses) to a certain limit until at least May 1, 2013. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees. After fee waivers, net expenses would be 1.37%.


 (12)The Portfolios' Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee paid to each Portfolios Distributor, Morgan Stanley Distribution, Inc.), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.


 (13)Neuberger Berman Management LLC ("NBM") has undertaken through Dec. 31, 2014, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation.


 (14)The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Short Duration Fund and the Master Funds. The Manager has also contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees. After fee waivers, net expenses would be 0.97%.


 (15)The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05%.


 (16)PIMCO has contractually agreed, through May 1, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired fund fees and expenses listed in the table above. After fee waivers, net expenses would be 1.345%.


 (17)PIMCO has contractually agreed, through May 1, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term. In addition, PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio II Ltd. (the "GMA Subsidiary") to PIMCO. The GMA Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the GMA Subsidiary is in place. After fee waivers, net expenses would be 1.25%.


 (18)Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.905% for Variable Portfolio - Davis New York Venture Fund (Class 3), 0.985% for Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3) and 1.035% for Variable Portfolio - Partners Small Cap Value Fund (Class 3).


 (19)The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's total annual fund operating expenses after fee waiver, excluding certain expenses, at 0.94%.


 (20)Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's total annual fund operating expenses after fee waiver, excluding certain expenses, at 1.00%. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.





    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 13

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the optional MAV, EEP and Withdrawal Benefit or Accumulation Benefit(1),(2). Although your actual costs may be lower, based on these assumptions your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED          AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS

With a ten-year
surrender charge
schedule(3)          $1,493      $3,004      $4,381      $7,391           $773       $2,280      $3,743      $7,206

RAVA ADVANTAGE
PLUS

With a seven-year
surrender charge
schedule              1,403       2,914       4,199       7,206            773        2,280       3,743       7,206

RAVA SELECT PLUS      1,428       2,985       3,853       7,384            798        2,351       3,853       7,384

RAVA SELECT
PLUS - TEXAS          1,518       2,894       3,853       7,384            798        2,351       3,853       7,384






                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY    1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS

With a ten-year
surrender charge
schedule(3)          $1,473      $2,947      $4,292      $7,245           $753       $2,223      $3,655      $7,060

RAVA ADVANTAGE
PLUS

With a seven-year
surrender charge
schedule              1,383       2,857       4,110       7,060            753        2,223       3,655       7,060

RAVA SELECT PLUS      1,408       2,928       3,766       7,242            778        2,294       3,766       7,242

RAVA SELECT
PLUS - TEXAS          1,498       2,838       3,766       7,242            778        2,294       3,766       7,242






                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
BAND 3 ANNUITY       1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS - BAND 3

With a ten-year
surrender charge
schedule(3)          $1,453      $2,890      $4,202      $7,095           $733       $2,166      $3,565      $6,911

RAVA ADVANTAGE
PLUS - BAND 3

With a seven-year
surrender charge
schedule              1,363       2,799       4,020       6,911            733        2,166       3,565       6,911

RAVA SELECT
PLUS - BAND 3         1,383       2,857       3,655       7,060            753        2,223       3,655       7,060

RAVA SELECT
PLUS - TEXAS - B-
AND 3                 1,473       2,766       3,655       7,060            753        2,223       3,655       7,060



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds.(4) They assume that you do not select any optional benefits. Although your actual costs may be higher, based on these assumptions your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED          AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS

With a ten-year
surrender charge
schedule(3)           $924       $1,345      $1,643      $2,223           $179        $550       $  943      $2,023

RAVA ADVANTAGE
PLUS

With a seven-year
surrender charge
schedule               831        1,246       1,443       2,023            179         550          943       2,023

RAVA SELECT PLUS       855        1,318       1,074       2,296            204         628        1,074       2,296

RAVA SELECT
PLUS - TEXAS           948        1,220       1,074       2,296            204         628        1,074       2,296





 14 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY    1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS

With a ten-year
surrender charge
schedule(3)           $905       $1,287      $1,536      $1,999           $158        $488        $836       $1,799

RAVA ADVANTAGE
PLUS

With a seven-year
surrender charge
schedule               812        1,187       1,336       1,799            158         488         836        1,799

RAVA SELECT PLUS       836        1,260         969       2,078            184         566         969        2,078

RAVA SELECT
PLUS - TEXAS           929        1,161         969       2,078            184         566         969        2,078






                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
BAND 3 ANNUITY       1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS - BAND 3

With a ten-year
surrender charge
schedule(3)           $887       $1,225      $1,429      $1,771           $138        $425        $729       $1,571

RAVA ADVANTAGE
PLUS - BAND 3

With a seven-year
surrender charge
schedule               793        1,125       1,229       1,571            138         425         729        1,571

RAVA SELECT
PLUS - BAND 3          812        1,187         836       1,799            158         488         836        1,799

RAVA SELECT
PLUS - TEXAS - B-
AND 3                  905        1,087         836       1,799            158         488         836        1,799



(1) In these examples, the contract administrative charge is $50.

(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

(3) In Connecticut and Utah, your expenses would be slightly lower due to the modified ten-year surrender charge schedule.

(4) In these examples, the contract administrative charge is $30.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 15

CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts in Appendix D.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include

 16 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS
  reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) or Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds).

  Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.64% of the average daily net assets invested in the underlying funds through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the underlying funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating financial advisors who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 17

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


 18 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:





----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Global
Thematic Growth
Portfolio (Class
B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS International
Value Portfolio
(Class B)
----------------------------------------------------------------------------------------

American Century   Seeks capital growth.                        American Century
VP International,                                               Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Mid Cap Value,  secondary objective.                         Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth.              American Century
VP Ultra(R),                                                    Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Value, Class    secondary objective.                         Investment Management,
II                                                              Inc.
----------------------------------------------------------------------------------------

BlackRock Global   Seeks high total investment return.          BlackRock Advisors, LLC,
Allocation V.I.                                                 adviser; BlackRock
Fund (Class III)                                                Investment Management,
                                                                LLC and BlackRock
                                                                International Limited,
                                                                sub-advisers.
----------------------------------------------------------------------------------------

Calvert VP SRI     Seeks to achieve a competitive total return  Calvert Investment
Balanced           through an actively managed portfolio of     Management, Inc.,
Portfolio          stocks, bonds and money market instruments   adviser. New Amsterdam
                   which offer income and capital growth        Partners LLC, subadviser
                   opportunity and which satisfy the            on equity portion; no
                   investment criteria, including financial,    subadviser on fixed-
                   sustainability and social responsibility     income portion.
                   factors.
----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum total investment return        Columbia Management
Portfolio - Bala-  through a combination of capital growth and  Investment Advisers, LLC
nced Fund (Class   current income.
3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum current income consistent      Columbia Management
Portfolio - Cash   with liquidity and stability of principal.   Investment Advisers, LLC
Management Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income while     Columbia Management
Portfolio - Dive-  attempting to conserve the value of the      Investment Advisers, LLC
rsified Bond Fund  investment for the longest period of time.
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and, as   Columbia Management
Portfolio - Dive-  a secondary goal, steady growth of capital.  Investment Advisers, LLC rsified Equity
Income Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks capital appreciation.                  Columbia Management
Portfolio - Dyna-                                               Investment Advisers, LLC
mic Equity Fund
(Class 3)

----------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 19

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Emer-                                               Investment Advisers,
ging Markets                                                    LLC, adviser;
Opportunity Fund                                                Threadneedle
(Class 3)                                                       International Limited,
                                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

Columbia Variable  Non-diversified fund that seeks high total   Columbia Management
Portfolio - Glob-  return through income and growth of          Investment Advisers, LLC
al Bond Fund       capital.
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Non-diversified fund that seeks total        Columbia Management
Portfolio - Glob-  return that exceeds the rate of inflation    Investment Advisers, LLC
al Inflation       over the long term.
Protected
Securities Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks total return, consisting of a high     Columbia Management
Portfolio - High   level of income and capital appreciation.    Investment Advisers, LLC
Income Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high current income, with capital      Columbia Management
Portfolio - High   growth as a secondary objective.             Investment Advisers, LLC
Yield Bond Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high total return through current      Columbia Management
Portfolio - Inco-  income and capital appreciation.             Investment Advisers, LLC
me Opportunities
Fund (Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks capital appreciation.                  Columbia Management
Portfolio - In-                                                 Investment Advisers,
ternational                                                     LLC, adviser;
Opportunity Fund                                                Threadneedle
(Class 3)                                                       International Limited,
                                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Large                                               Investment Advisers, LLC
Cap Growth Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Mars-                                               Investment Advisers,
ico Growth Fund                                                 LLC, adviser; Marsico
(Class 1)                                                       Capital Management, LLC,
                                                                subadviser.
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Mars-                                               Investment Advisers,
ico International                                               LLC, adviser; Marsico
Opportunities                                                   Capital Management, LLC,
Fund (Class 2)                                                  subadviser.
----------------------------------------------------------------------------------------

Columbia Variable  Seeks growth of capital.                     Columbia Management
Portfolio - Mid                                                 Investment Advisers, LLC
Cap Growth
Opportunity Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Mid                                                 Investment Advisers, LLC
Cap Value
Opportunity Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital appreciation.        Columbia Management
Portfolio - S&P                                                 Investment Advisers, LLC
500 Index Fund
(Class 3)

----------------------------------------------------------------------------------------



 20 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Sele-                                               Investment Advisers, LLC
ct Large-Cap
Value Fund (Class
3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Sele-                                               Investment Advisers, LLC
ct Smaller-Cap
Value Fund (Class
3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and       Columbia Management
Portfolio - Short  safety of principal consistent with          Investment Advisers, LLC
Duration U.S.      investment in U.S. government and
Government Fund    government agency securities.
(Class 3)
----------------------------------------------------------------------------------------

Credit Suisse      Seeks total return.                          Credit Suisse Asset
Trust - Commodity                                               Management, LLC
Return Strategy
Portfolio
----------------------------------------------------------------------------------------

DWS Alternative    Seeks capital appreciation.                  Deutsche Investment
Asset Allocation                                                Management Americas
VIP, Class B                                                    Inc., adviser; QS
                                                                Investors, LLC and RREEF
                                                                America L.L.C., sub-
                                                                advisers.
----------------------------------------------------------------------------------------

Eaton Vance VT     Seeks high level of current income.          Eaton Vance Management
Floating-Rate
Income Fund
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR)
Portfolio Service  stocks. Invests in securities of companies   is the fund's manager.
Class 2            whose value it believes is not fully         FMR Co., Inc. (FMRC) and
                   recognized by the public. Invests in either  other investment
                   "growth" stocks or "value" stocks or both.   advisers serve as sub-
                   The fund invests in domestic and foreign     advisers for the fund.
                   issuers.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks high total return through a            Fidelity Management &
Growth & Income    combination of current income and capital    Research Company (FMR)
Portfolio Service  appreciation. Normally invests a majority    is the fund's manager.
Class 2            of assets in common stocks with a focus on   FMR Co., Inc. (FMRC) and
                   those that pay current dividends and show    other investment
                   potential for capital appreciation. Invests  advisers serve as sub-
                   in domestic and foreign issuers. The Fund    advisers for the fund.
                   invests in either "growth" stocks or
                   "value" stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Mid Cap Portfolio  invests primarily in common stocks.          Research Company (FMR)
Service Class 2    Normally invests at least 80% of assets in   is the fund's manager.
                   securities of companies with medium market   FMR Co., Inc. (FMRC) and
                   capitalizations. May invest in companies     other investment
                   with smaller or larger market                advisers serve as sub-
                   capitalizations. Invests in domestic and     advisers for the fund.
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Overseas           invests primarily in common stocks           Research Company (FMR)
Portfolio Service  allocating investments across different      is the fund's manager.
Class 2            countries and regions. Normally invests at   FMR Co., Inc. (FMRC) and
                   least 80% of assets in non-U.S. securities.  other investment advisers serve as sub-
                                                                advisers for the fund.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks high total return. The fund normally   Franklin Templeton
Global Real        invests at least 80% of its net assets in    Institutional, LLC
Estate Securities  investments of companies located anywhere
Fund - Class 2     in the world that operate in the real
                   estate sector.

----------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 21

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
FTVIPT Franklin    Seeks long-term total return. The fund       Franklin Advisory
Small Cap Value    normally invests at least 80% of its net     Services, LLC
Securities         assets in investments of small
Fund - Class 2     capitalization companies.
----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as   Franklin Mutual
Shares Securities  a secondary goal. The fund normally invests  Advisers, LLC
Fund - Class 2     primarily in U.S. and foreign equity
                   securities that the manager believes are
                   undervalued.
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term capital appreciation.        Goldman Sachs Asset
Mid Cap Value                                                   Management, L.P.
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital.           Goldman Sachs Asset
Structured U.S.                                                 Management, L.P.
Equity
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks to provide reasonable current income   Invesco Advisers, Inc.
Diversified        and long-term growth of income and capital.
Dividend Fund,
Series I Shares
(previously
Invesco
V.I. - Dividend
Growth Fund,
Series I Shares)
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Global Health
Care Fund, Series
II Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
International
Growth Fund,
Series II Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Technology Fund,
Series I Shares
----------------------------------------------------------------------------------------

Invesco Van        Seeks capital growth.                        Invesco Advisers, Inc.
Kampen V.I.
American
Franchise Fund,
Series II Shares
----------------------------------------------------------------------------------------

Invesco Van        Seeks capital growth and income through      Invesco Advisers, Inc.
Kampen V.I.        investments in equity securities, including
Comstock Fund,     common stocks, preferred stocks and
Series II Shares   securities convertible into common and
                   preferred stocks.
----------------------------------------------------------------------------------------

Invesco Van        Seeks capital growth.                        Invesco Advisers, Inc.
Kampen V.I. Mid
Cap Growth Fund,
Series II Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Janus                                                    LLC
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks the highest return over time           Janus Capital Management
Series Moderate    consistent with an emphasis on growth of     LLC
Allocation         capital and income.
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Legg Mason         Seeks long-term growth of capital.           Legg Mason Partners Fund
ClearBridge                                                     Advisor, LLC, adviser;
Variable Small                                                  ClearBridge Advisors,
Cap Growth                                                      LLC, sub-adviser.
Portfolio - Class
I
----------------------------------------------------------------------------------------

MFS(R) Investors   Seeks capital appreciation.                  MFS(R) Investment
Growth Stock                                                    Management
Series - Service
Class

----------------------------------------------------------------------------------------



 22 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
MFS(R) New         Seeks capital appreciation.                  MFS(R) Investment
Discovery                                                       Management
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS(R) Investment
Series - Service                                                Management
Class
----------------------------------------------------------------------------------------

Morgan Stanley     Seeks to provide current income and capital  Morgan Stanley
UIF Global Real    appreciation.                                Investment Management
Estate Portfolio,                                               Inc., adviser; Morgan
Class II Shares                                                 Stanley Investment
                                                                Management Limited and
                                                                Morgan Stanley
                                                                Investment Management
                                                                Company, subadvisers.
----------------------------------------------------------------------------------------

Morgan Stanley     Seeks long-term capital growth by investing  Morgan Stanley
UIF Mid Cap        primarily in common stocks and other equity  Investment Management
Growth Portfolio,  securities.                                  Inc.
Class II Shares
----------------------------------------------------------------------------------------

Neuberger Berman   Seeks long-term growth of capital by         Neuberger Berman
Advisers           investing primarily in common stocks of      Management LLC
Management Trust   foreign companies.
International
Portfolio (Class
S)
----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation by      OppenheimerFunds, Inc.
Global Securities  investing a substantial portion of its
Fund/VA, Service   assets in securities of foreign issuers,
Shares             "growth-type" companies, cyclical
                   industries and special situations that are
                   considered to have appreciation
                   possibilities.
----------------------------------------------------------------------------------------

Oppenheimer        Seeks a high level of current income         OppenheimerFunds, Inc.
Global Strategic   principally derived from interest on debt
Income Fund/VA,    securities.
Service Shares
----------------------------------------------------------------------------------------

Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small- &
Mid-Cap
Fund(R)/VA,
Service Shares
----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management.                       (PIMCO)
Class
----------------------------------------------------------------------------------------

PIMCO VIT Global   Seeks total return which exceeds that of a   Pacific Investment
Multi-Asset        blend of 60% MSCI World Index/40% Barclays   Management Company LLC
Portfolio,         Capital U.S. Aggregate Index.                (PIMCO)
Advisor Class
----------------------------------------------------------------------------------------

Putnam VT Global   Seeks capital appreciation.                  Putnam Investment
Health Care                                                     Management, LLC,
Fund - Class IB                                                 adviser; Putnam Advisory
Shares                                                          Company, LLC, sub-
                                                                adviser.
----------------------------------------------------------------------------------------

Putnam VT          Seeks capital appreciation.                  Putnam Investment
International                                                   Management, LLC,
Equity                                                          adviser; Putnam Advisory
Fund - Class IB                                                 Company, LLC, sub-
Shares                                                          adviser.
----------------------------------------------------------------------------------------

Putnam VT Multi-   Seeks long-term capital appreciation.        Putnam Investment
Cap Growth                                                      Management, LLC
Fund - Class IB
Shares

----------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 23

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Aggr-  consistent with an aggressive level of       Investment Advisers, LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 2)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Aggr-  consistent with an aggressive level of       Investment Advisers, LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 4)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Cons-  consistent with a conservative level of      Investment Advisers, LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
2)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Cons-  consistent with a conservative level of      Investment Advisers, LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
4)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Davis                                               Investment Advisers,
New York Venture                                                LLC, adviser; Davis
Fund (Class 3)                                                  Selected Advisers, L.P.,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term growth of capital.           Columbia Management
Portfolio - Gold-                                               Investment Advisers,
man Sachs Mid Cap                                               LLC, adviser; Goldman
Value Fund (Class                                               Sachs Asset Management,
3)                                                              L.P., subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderate level of risk.    Investment Advisers, LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 2)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderate level of risk.    Investment Advisers, LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 4)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.

----------------------------------------------------------------------------------------



 24 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately aggressive      Investment Advisers, LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
2)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately aggressive      Investment Advisers, LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
4)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately conservative    Investment Advisers, LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
2)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately conservative    Investment Advisers, LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
4)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital appreciation.        Columbia Management
Portfolio - Part-                                               Investment Advisers,
ners Small Cap                                                  LLC, adviser; Barrow,
Value Fund (Class                                               Hanley, Mewhinney &
3)                                                              Strauss, Inc., Denver
                                                                Investment Advisors LLC,
                                                                Donald Smith & Co.,
                                                                Inc., River Road Asset
                                                                Management, LLC and
                                                                Turner Investment
                                                                Partners, Inc.,
                                                                subadvisers.
----------------------------------------------------------------------------------------

Wanger             Seeks long-term capital appreciation.        Columbia Wanger Asset
International                                                   Management, LLC
----------------------------------------------------------------------------------------

Wanger USA         Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                Management, LLC
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
International                                                   adviser; Wells Capital
Equity                                                          Management Inc., sub-
Fund - Class 2                                                  adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
Opportunity                                                     adviser; Wells Capital
Fund - Class 2                                                  Management Inc., sub-
                                                                adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund - Class 2                                                  Management Inc., sub-
                                                                adviser.
----------------------------------------------------------------------------------------





    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 25

GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs may not be available for contracts in some states.

Currently, unless the PN program is in effect, you may allocate purchase payments and purchase payment credits to one or more of the GPAs with guarantee periods declared by us. The required minimum investment in each GPA is $1,000. These accounts are not offered after annuity payouts begin.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The GPA interests under the contracts are registered with the SEC. The SEC staff reviews the disclosures in this prospectus on the GPA interests.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates).

We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments in the nonannuitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses. Interest rates offered may vary by state, but will not be lower than state law allows. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

We hold amounts you allocate to the GPAs in a "nonannuitized" separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company's general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations in interest rates. We achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Debt instruments that are unrated, but which are deemed by RiverSource Life to have an investment quality within the four highest grades;

- Other debt instruments which are unrated or rated below investment grade, limited to 15% of assets at the time of purchase; and

- Real estate mortgages, limited to 30% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Minnesota and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)
We will not apply an MVA to contract value you transfer or surrender out of the GPAs within 30 days before the end of the guarantee period. During this 30 day window you may choose to start a new guarantee period of the same length, transfer the contract value to a GPA of another length, transfer the contract value to any of the subaccounts or the fixed account, or surrender the contract value (subject to applicable surrender provisions). If we do not receive any instructions at the end of

 26 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS your guarantee period, our current practice is to automatically transfer the contract value to the one year GPA. Any new GPA, whether it is one you choose or an automatic transfer to a one year GPA, will be subject to an MVA as described below.

We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA including withdrawals under the Withdrawal Benefit rider, or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as "early surrenders." The application of an MVA may result in either a gain or loss of principal.

The 30-day rule does not apply and no MVA will apply to:

- death benefits;

- amounts surrendered for fees and charges;

- amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Disability Diagnosis; and

- amounts surrendered from the GPA within 30 days prior to the end of the guarantee period.

When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:



               IF YOUR GPA RATE IS:                                       THE MVA IS:

Less than the new GPA rate + 0.10%                                         Negative

Equal to the new GPA rate + 0.10%                                          Zero

Greater than the new GPA rate + 0.10%                                      Positive


For an example, see Appendix A.

THE FIXED ACCOUNT

Unless the PN program is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company's general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses. Subject to state law limitations, we reserve the right to limit purchase payment allocations to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 27

THE SPECIAL DCA ACCOUNT

You also may allocate purchase payments and purchase payment credits to the Special DCA account, when available. The Special DCA account is available for promotional purposes for new purchase payments only and may not be available at all times.* We back the principal and interest guarantees relating to the Special DCA account. These guarantees are based on the continued claims-paying ability of the company. The value of the Special DCA account increases as we credit interest to the account. Purchase payments to the Special DCA account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA account. The rates credited to the Special DCA account will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses.

Interests in the Special DCA account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the Special DCA account. Disclosures regarding the Special DCA account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA account.)

*) For contracts purchased in Oregon the Special DCA account is available at all times.

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you and the annuitant are 90 or younger.

The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the GPAs, to the fixed account and/or to the Special DCA account (when available) in even 1% increments subject to the $1,000 required minimum investment for the GPAs. There may be certain restrictions on the amount you may allocate to the fixed account. (See "Purchase Payments.")

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. This means that the contract will be annuitized (converted to a stream of monthly payments), and the first payment will be sent on the settlement date. If your contract is annuitized, the contract goes into payout mode and only annuity payout provisions continue. Unless Annuity Payout Plan E is elected, you will no longer have access to your contract value. In addition, the death benefit and any optional benefits you have elected will end. When we processed your application, we established the settlement date as the maximum age (or contract anniversary, if applicable). We have established a new maximum age (or contract anniversary) as described below. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

Generally, the settlement date must be no later than the annuitant's 95th birthday or the tenth contract anniversary. If the annuitant was age 95 or older and past the tenth contract anniversary when the new maximum was established, the new settlement date was set to a birthday later than age 95. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.

Six months prior to your settlement date, we will contact you with your options, including the option to postpone your annuitization start date to a future date. If you do not make an election, annuity payouts using the contract's default option of Annuity Payout Plan B -- life annuity with 10 years certain will begin on the settlement date, and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, payments will continue until 10 years of payments have been made.


 28 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new settlement date, your contract will not be automatically annuitized. If you satisfy your RMDs for a qualified annuity in the form of partial surrenders from this contract, you are electing to defer annuitizing your contract. Contract owners of IRAs and TSAs may also be able to satisfy RMDs by electing other IRAs or TSAs, and in that case, will delay the start of annuity payouts for these contracts.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their complete claim. A beneficiary will bear the investment risk if the variable account until we receive the beneficiary's complete claim. If there is no named beneficiary, then the default provisions of your contract apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS*
MINIMUM ALLOWABLE PURCHASE PAYMENTS(**)

If paying by installments under a scheduled payment plan:
  $50 per month


                                                   RAVA ADVANTAGE PLUS              RAVA SELECT PLUS

If paying by any other method:
 initial payment for qualified annuities                  $1,000                         $ 2,000

 initial payment for nonqualified annuities                2,000                          10,000

 for any additional payments                                  50                              50



   * RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS BAND 3 ANNUITIES SOLD TO INDIVIDUALS OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and corporate office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.
  ** Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in Illinois and New Jersey.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS(***) (without corporate office approval) based on your age on the effective date of the contract:


                                                   RAVA ADVANTAGE PLUS              RAVA SELECT PLUS

For the first year:
 through age 85                                          $999,999                       $999,999

 for ages 86 to 90                                        100,000                        100,000

For each subsequent year:
 through age 85                                           100,000                        100,000

 for ages 86 to 90                                         50,000                         50,000


  ***These limits apply in total to all RiverSource Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


We will consider your contract void from the start if we do not receive your initial purchase payment within 180 days from the application signed date.


Effective Jan. 26, 2009, no additional purchase payments are allowed for contracts with the Withdrawal Benefit rider or Enhanced Withdrawal Benefit rider, subject to state restrictions.

For contracts issued in all states except those listed below, certain exceptions apply and the following additional purchase payments will be allowed on/after Jan. 26, 2009:

a. Tax Free Exchanges, rollovers, and transfers listed on the annuity application and received within 180 days from the contract issue date.

b. Current tax year contributions for TSAs up to the annual limit set by the IRS.

c. Prior and current tax year contributions up to a cumulative annual maximum of $6,000(1) for any Qualified Accounts except TSAs. This maximum applies to IRAs, Roth IRAs, SIMPLE IRAs, and SEP plans.

(1) The maximum amount is subject to change in later years and is based on the limit set by the IRS for individual IRAs (including the catch-up provision).

For Contracts Issued in Florida, New Jersey, and Oregon:

For contracts with the Withdrawal Benefit rider and Enhanced Withdrawal Benefit rider issued in Florida, New Jersey, and Oregon, additional purchase payments to your variable annuity contract will be limited to $100,000 for the life of your

    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 29
contract. The limit does not apply to Tax Free Exchanges, rollovers and transfers listed on the annuity application and received within 180 days for the contract issue date.

We reserve the right to change these current rules at any time, subject to state restrictions.

Purchase payment amounts and purchase payment timing may vary by state and may be limited under the terms of your contract.

Subject to state regulatory requirements, we reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

 1 1 BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

PURCHASE PAYMENT CREDITS
FOR RAVA ADVANTAGE PLUS: we add a credit to your contract in the amount of:

- 1% of each purchase payment received:

  - if you elect the ten-year surrender charge schedule for your contract* and the initial purchase payment is under $100,000; or

  - if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract* and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

FOR RAVA ADVANTAGE PLUS - BAND 3: we add a credit to your contract in the amount of:

- 2% of each purchase payment received:

  - if you elect the seven-year surrender charge schedule for your contract.

- 3% of each purchase payment received:

   - if you elect the ten-year surrender charge schedule for your contract*.

Surrender charges under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender in years five through ten. We pay for the credits under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

FOR RAVA SELECT PLUS: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

FOR RAVA SELECT PLUS - BAND 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA Select Plus and RAVA Select Plus - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other

 30 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS contracts. We pay for the credits under RAVA Select Plus and RAVA Select
Plus - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")

We will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit, surrender payment, or settlement under an annuity payout plan includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; (2) a request for surrender charge waiver due to Nursing Home Confinement or Terminal Illness Disability Diagnosis; or (3) your settlement of the contract under an annuity payout plan.*

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.
* The ten-year surrender charge under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000. For contracts purchased in Oregon, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit includes purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract only.

LIMITATIONS ON USE OF CONTRACTS
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. Subject to state regulatory requirements, we prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. The contract administrative charge is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50.*

We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.
* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:


                                                   RAVA ADVANTAGE PLUS              RAVA SELECT PLUS

For nonqualified annuities                                 0.95%                          1.20%

For qualified annuities                                    0.75%                          1.00%

For Band 3 annuities                                       0.55%                          0.75%


This fee covers the mortality and expense risk that we assume. This fee does not apply to the GPAs, the fixed account or the Special DCA account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of

    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 31
owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage Plus, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA Select Plus, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the Withdrawal Benefit rider:


CONTRACTS WITHOUT WITHDRAWAL BENEFIT RIDER

The TFA is the greater of:

- 10% of the contract value on the prior contract anniversary*; or

- current contract earnings.


CONTRACTS WITH WITHDRAWAL BENEFIT RIDER

The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary*;

- current contract earnings; or

- the Remaining Benefit Payment.

* We consider your purchase payment and any purchase payment credit applied on the first day payments are received to be the prior contract anniversary's contract value during the first contract year.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the fixed account or the Special DCA account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA ADVANTAGE PLUS:
For purposes of calculating any surrender charge under RAVA Advantage Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.


 32 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:


            SEVEN-YEAR SCHEDULE                             TEN-YEAR SCHEDULE*
  NUMBER OF COMPLETED                            NUMBER OF COMPLETED      SURRENDER CHARGE
YEARS FROM DATE OF EACH    SURRENDER CHARGE    YEARS FROM DATE OF EACH       PERCENTAGE
  PURCHASE PAYMENT            PERCENTAGE           PURCHASE PAYMENT

           0                      7%                       0                     8%

           1                       7                       1                      8

           2                       7                       2                      8

           3                       6                       3                      7

           4                       5                       4                      7

           5                       4                       5                      6

           6                       2                       6                      5

           7+                      0                       7                      4

                                                           8                      3

                                                           9                      2

                                                          10+                     0


* The ten-year surrender charge schedule under RAVA Advantage Plus is not available in Oregon. In Connecticut and Utah, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama, Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary for all payments regardless of when payments are made.

SURRENDER CHARGE UNDER RAVA SELECT PLUS (EXCEPT TEXAS):
For purposes of calculating any surrender charge under RAVA Select Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:


CONTRACT YEAR    SURRENDER CHARGE PERCENTAGE
1                             7%

2                             7

3                             7

Thereafter                    0


SURRENDER CHARGE UNDER RAVA SELECT PLUS IN TEXAS:
For purposes of calculating any surrender charge under RAVA Select Plus in Texas, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We surrender amounts from the oldest purchase payments first. We do assess a surrender charge on these payments during the first three contract years as follows:


                                                          SURRENDER CHARGE PERCENTAGE
                                                     (AS A PERCENTAGE OF PURCHASE PAYMENTS
                                                                  SURRENDERED)
                                                                IN CONTRACT YEAR
PAYMENTS MADE IN CONTRACT YEAR                     1          2          3         THEREAFTER

               1                                   8%         7%         6%             0%

               2                                              8          7              0

               3                                                         8              0

                 Thereafter                                                             0


PARTIAL SURRENDERS:
For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge, plus or minus any applicable MVA.

For an example, see Appendix B.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 33

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WAIVER OF SURRENDER CHARGES
We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- if you elected the Withdrawal Benefit rider, your contract's Remaining Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

- amounts surrendered after the tenth contract anniversary in Alabama, Massachusetts, Washington and Oregon;

- to the extent that they exceed the greater of contract earnings or 10% of the contract value on the prior contract anniversary, required minimum distributions from a qualified annuity. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;

- contracts settled using an annuity payout plan*, unless an Annuity Payout Plan E is later surrendered;

- amounts we refund to you during the free look period*;

- death benefits*;

- surrenders you make under your contract's "Waiver of Surrender Charges for Hospital or Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you are or your spouse is confined to a nursing home or hospital and have been for 60 straight days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and

- surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision.* To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, we will waive surrender charges that we normally assess for surrenders you make if you are diagnosed after the contract date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

ACCUMULATION BENEFIT RIDER FEE
We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of the greater of your contract value or the minimum contract accumulation value on your contract anniversary. We prorate this fee among the subaccounts and the fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the Special DCA account. Such fee is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. The fee will only be deducted from the subaccounts in Washington. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Accumulation Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the charge.

Currently, the Accumulation Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The Accumulation Benefit rider fee will not exceed a maximum fee of 2.50%.


 34 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

We may increase the rider fee at our discretion and on a nondiscriminatory basis.

We will not change the Accumulation Benefit rider fee in effect on your contract after the rider effective date unless:

(a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b) you change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.

If you elect to change your PN program investment option after we have exercised our right to increase the fee for this rider, or after we have exercised our right to establish fees for this rider which vary by PN program investment option, the increase in fees for this rider will become effective on the contract anniversary following your change of PN program investment option. Any PN program investment option changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you change your PN program investment option twice in the same contract year (see "Asset Allocation Program" and "Portfolio Navigator Program"), the fee we charge for this rider will be the greatest fee applicable to any PN program investment option which you have selected during the contract year.

If you choose the elective step up, the elective spousal continuation step up, or change your PN program investment option after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your PN program investment option for each PN program investment option. For Elective Step Ups and the elective spousal continuation Step ups, this change will be in effect for the entire contract year.

The fee does not apply after annuity payouts begin.

(1) Available if you are 80 or younger at the rider effective date. You must participate in the PN program with this rider (see "Portfolio Navigator Program"). Not available with Withdrawal Benefit.

WITHDRAWAL BENEFIT RIDER FEE
We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of your contract value on your contract anniversary. We prorate this fee among the subaccounts and the fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the GPAs and in the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. The fee will only be deducted from the subaccounts in Washington. We will modify this prorated approach to comply with state regulations where necessary.

(1) Available if you are 80 or younger at the rider effective date and age 60 to 80 if the contract is a TSA. You must participate in the PN program with this rider (see "Portfolio Navigator Program").

Once you elect the Withdrawal Benefit, you may not cancel it and the fee will continue to be deducted until the contract is terminated or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the Withdrawal Benefit fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently, the Withdrawal Benefit rider fee does not vary with the PN program option selected; however we reserve the right to vary the fee for this rider for each investment option. The Withdrawal Benefit rider fee will not exceed a maximum of 2.50%.

We may increase the rider fee at our discretion and on a nondiscriminatory basis. However, any change to the rider fee will only apply to existing contract owners if:

(a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee;

(b) you change your PN program investment option after we have exercised our rights to increase the rider fee and/or vary the rider fee for each PN program investment option.

If you choose the spousal continuation step up or to change your investment option after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by investment option, the increase in fees we charge for this rider will become effective on the contract anniversary following your change. Any changes on the contract anniversary will have the new fee effective on that contract anniversary. Also, in the event you make more than one change in the same contract year, the fee for this rider will be the greatest fee applicable to any change which you have selected during the contract year.

If you choose an annual elective step up, you will pay the fee we then charge. If you choose an elective step up on the first contract anniversary, any increase in fees we charge for this rider for the step up will not become effective until the third

    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 35
contract year. In the event of more than one change in investment option and/or an elective step up occurring in the same contract year, the fees we charge for this rider will be the highest fee applicable to any of these changes.

ROPP RIDER FEE
We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual charge of 0.20% of your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such charge is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the charge among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost.

MAV RIDER FEE
We charge a fee for this optional feature only if you select it.(2) If selected, we deduct an annual charge of 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such charge is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the charge among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.

(2) Available if you are 75 or younger at the rider effective date. Not available with 5-Year MAV.

5-YEAR MAV RIDER FEE
We charge a fee for this optional feature only if you select it.(3) If selected, we deduct an annual charge of 0.10% of your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such charge is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.

(3) Available if you are 75 or younger at the rider effective date. Not available with MAV.

EEB RIDER FEE
We charge a fee for this optional feature only if you select it.(4) If selected, we deduct an annual charge of 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such charge is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the charge among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.40%.

If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.

(4) Available if you are 75 or younger at the rider effective date. Not available with EEP. May not be available in all states.

EEP RIDER FEE
We charge a fee for this optional feature only if you select it.(5) If selected, we deduct an annual charge of 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such charge is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the charge among all

 36 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.50%.

If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.

(5) Available if you are 75 or younger at the rider effective date. Not available with EEB. May not be available in all states. EEP is only available on contracts purchased through a direct transfer or exchange of another annuity or a life insurance policy.

RIDER COMBINATION DISCOUNT
A fee discount of 0.05% applies if you purchase 5-Year MAV with either EEB or EEP. A fee discount of 0.10% applies if you purchase MAV with either EEB or EEP.

PN RIDER FEE
Before May 10, 2010, we deducted an annual charge of 0.10% of your contract value less any excluded accounts on your contract anniversary at the end of each contract year. This fee is no longer applicable beginning May 10, 2010.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (see "Annual Operating Expenses of the Funds").

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPA
We value the amounts you allocate to the GPA directly in dollars. The GPA value equals:

- the sum of your purchase payments and purchase payment credits allocated to the GPA;

- plus any amounts transferred to the GPA from the fixed account or subaccounts;

- plus interest credited;

- minus any amounts transferred from the GPA to the fixed account or any subaccount;

- minus any amounts deducted for charges or surrenders; and/or

- minus any remaining portion of fees where the values of the fixed account and the subaccounts are insufficient to cover those fees.

FIXED ACCOUNT
We value the amounts you allocate to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including any positive or negative MVA on amounts transferred from the GPAs);

- minus any prorated portion of the contract administrative charge;

- minus any prorated portion of the ROPP rider fee (if selected);

- minus any prorated portion of the MAV rider fee (if selected);

- minus any prorated portion of the 5-Year MAV rider fee (if selected);

- minus any prorated portion of the EEB rider fee (if selected);

- minus any prorated portion of the EEP rider fee (if selected);

- minus any prorated portion of the Accumulation Benefit rider fee (if selected)*; and

- minus any prorated portion of the Withdrawal Benefit rider fee (if selected)*.
*    The fee can only be deducted from the subaccounts in Washington.

SPECIAL DCA ACCOUNT
We value the amounts you allocate to the Special DCA account directly in dollars. The Special DCA account value equals:

- the sum of your purchase payments and purchase payment credits allocated to the Special DCA account;


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 37

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges);

- minus amounts transferred out; and

- minus any remaining portion of fees where the values of the fixed account and the subaccounts are insufficient to cover those fees.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or charge for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);

- partial surrenders;

- surrender charges;

and a deduction of:

- a prorated portion of the contract administrative charge;

- a prorated portion of the ROPP rider charge (if selected);

- a prorated portion of the MAV rider charge (if selected);

- a prorated portion of the 5-Year MAV rider charge (if selected);

- a prorated portion of the EEB rider charge (if selected);

- a prorated portion of the EEP rider charge (if selected);

- a prorated portion of the Accumulation Benefit rider charge (if selected); and/or

- a prorated portion of the Withdrawal Benefit rider charge (if selected).

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and/or

- mortality and expense risk fees.


 38 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). Automated transfers from the fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the fixed account within 12 months. For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. You may not set up an automated transfer to or from the GPAs. You may not set up an automated transfer to the fixed account or the Special DCA account. You may not set up an automated transfer if the Withdrawal Benefit, Accumulation Benefit or PN program is in effect. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                NUMBER
By investing an equal number of dollars                            AMOUNT     ACCUMULATION     OF UNITS
each month ...                                           MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                          Jan       $100           $20           5.00

                                                          Feb        100            18           5.56

you automatically buy                                     Mar        100            17           5.88
more units when the                         (ARROW)       Apr        100            15           6.67
per unit market price is low ...                          May        100            16           6.25
                                                          June       100            18           5.56
                                                          July       100            17           5.88
and fewer units                                           Aug        100            19           5.26
when the per unit                           (ARROW)       Sept       100            21           4.76
market price is high.                                     Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM
If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA account according to the following rules:

- You may only allocate a new purchase payment of at least $10,000 to a Special DCA account.

- You cannot transfer existing contract values into a Special DCA account.

- Each Special DCA arrangement consists of six monthly transfers that begin seven days after we receive your purchase payment.

- We make monthly transfers of your Special DCA account value into the subaccounts you select.

- You may not use the fixed account, GPA account or the Special DCA account as a destination for the Special DCA monthly transfer. (Exception: if the PN program is in effect and the PN program model portfolio you have selected, if applicable, includes the fixed account, amounts will be transferred from the Special DCA account to the fixed account according to the allocation percentage established for the PN program model portfolio you have selected.)

- We will change the interest rate on each Special DCA account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the fixed account at the time of the change. From time to time, we may credit interest to the Special DCA account at promotional rates that are higher than those we credit to the regular fixed account.

- We credit each Special DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 39

- We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

- Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account (if available on the valuation date we receive your payment) and allocate new purchase payments to it.

- Funding from multiple sources is treated as individual purchase payments and a new Special DCA account is opened for each payment (if the Special DCA accounts are available on the valuation date we receive your payment).

- You may terminate your participation in the Special DCA program at any time. If you do, we will transfer the remaining balance from your Special DCA account to the fixed account. Interest will be credited according to the rates in effect on the fixed account and not the rate that was in effect on the Special DCA account. (Exception: if the PN program is in effect when you elect to end your participation in the Special DCA program, we will transfer the remaining balance to the PN program investment option you have selected).

- We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your financial advisor.

The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be more than one digit past the decimal numbers. Asset rebalancing does not apply to the GPAs, fixed account or the Special DCA account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under an asset allocation program (see "Asset Allocation Program" and "Portfolio Navigator Program" below).

ASSET ALLOCATION PROGRAM

(FOR CONTRACTS PURCHASED PRIOR TO NOV. 1, 2005)


For contracts purchased before Nov. 1, 2005, we offered an asset allocation program. You could elect to participate in the asset allocation program and there was no additional charge. If you purchased an optional Withdrawal Benefit rider, you were required to participate in the asset allocation program under the terms of the rider. The asset allocation program described in this section has been replaced with the PN program for all contracts. The following describes the program that existed prior to Nov. 1, 2005.


This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include the fixed account and certain GPAs, (if available under the asset allocation program) which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. You are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your financial advisor may provide you with a questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Currently, there are five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts, the fixed account and/or any GPAs that make up that model portfolio. By participating in the program, you authorize us to invest your contract value in the subaccounts, the fixed account and/or any GPAs (if included) according to the allocation percentages stated for the specific model portfolio you have

 40 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS selected. You also authorize us to automatically rebalance your contract value quarterly in order to maintain alignment with the allocation percentages specified in the model portfolio.

Special rules will apply to the GPAs if they are included in a model portfolio. Under these rules:

- no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA will apply if you elect to transfer to a new model portfolio);

- no MVA will apply if you reallocate your contract value according to an updated model portfolio; and

- no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio (see "Guarantee Period
  Accounts -- Market Value Adjustment").

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available, (see "The Special DCA Account") and you are participating in the asset allocation program, we will make monthly transfers from the Special DCA account into the model portfolio you have chosen.

You may not discontinue your participation in the asset allocation program; however, you have the right at all times to make a full surrender of your contract value (see "Surrenders").

Because the Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you no longer wish to participate in any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE MODEL PORTFOLIOS FOR THE LIFE OF THE CONTRACT.

Under the asset allocation program, the subaccounts, the fixed account and/or any GPAs (if included) that make up the model portfolio you selected and the allocation percentages to those subaccounts, the fixed account and/or any GPAs (if included) will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

- reallocate your current model portfolio to an updated version of your current model portfolio; or

- substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 41

PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM)
Under the PN program for living benefit riders, your contract value is allocated to a PN program investment option. The PN program investment options are currently five funds of funds, each of which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds' investment objective ("Portfolio Navigator funds"). The PN program is available for both nonqualified and qualified annuities.

The PN program also allows those who participated in a previous version of the PN program and who previously opted out of the transfer of their contract value to Portfolio Navigator funds to remain invested in accordance with a "static" PN program model portfolio investment option that is not subject to updating or reallocation. For more information on the static model portfolios, see "The static model portfolios" below.

You are required to participate in the PN program if your contract includes optional living benefit riders. If your contract does not include one of these riders, you may not participate in the PN program; but you may choose to allocate your contract value to one or more of the Portfolio Navigator funds without being in the PN program. You should review any PN program information, including the prospectus for the funds of funds, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.

THE PORTFOLIO NAVIGATOR FUNDS. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. The funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach. Columbia Management Investment Advisers is the investment adviser of each of the funds of funds, and Columbia Management Investment Advisers or an affiliate is the investment adviser of each of the underlying funds in which the funds of funds invest. Morningstar Associates, LLC serves as an independent consultant to Columbia Management Investment Advisers to provide recommendations regarding portfolio construction and ongoing analysis of the funds of funds. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your contract value under the PN program (regardless of whether you have selected a PN program investment option or have chosen to remain in a static model portfolio). Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management Investment Advisers and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management Investment Advisers and the fund's board of trustees.

Below are the target asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:

1. Variable Portfolio - Aggressive Portfolio: 80% Equity / 20% Fixed Income

2. Variable Portfolio - Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income

3. Variable Portfolio - Moderate Portfolio: 50% Equity / 50% Fixed Income

4. Variable Portfolio - Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income

5. Variable Portfolio - Conservative Portfolio: 20% Equity / 80% Fixed Income

FUND OF FUNDS CONFLICTS OF INTEREST. In providing investment advisory services for the Portfolio Navigator funds of funds and the underlying funds in which the Portfolio Navigator funds of funds invest, Columbia Management Investment Advisers is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which Columbia Management Investment Advisers and its affiliates are subject, see the Portfolio Navigator funds of funds prospectus.

THE STATIC MODEL PORTFOLIOS. If you have chosen to remain invested in a "static" PN program model portfolio investment option, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any updates to the model portfolio or reallocation recommendations. (The last such reallocation recommendation was provided in 2009.) Each model portfolio consists of underlying funds according to the allocation percentages stated for the model portfolio. If you are participating in the PN program through a model portfolio, you instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you own a contract with a living benefit rider which requires you to participate in the PN program and have chosen to remain in a PN program model portfolio, you may in the future transfer the assets in your contract only to one of the funds of funds investment options. If you begin taking income from your contract and have a living benefit rider that requires a move to a certain model portfolio once you begin taking income, you will be transferred to the fund of funds that corresponds to that model portfolio.


 42 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Special rules apply to the GPAs if they are included in a model portfolio. Under these rules:

- no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a fund of funds);

- no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio. (See "Guarantee Period
  Accounts -- Market Value Adjustment.")

If you choose to remain in a static model portfolio, the investments and investment styles and policies of the underlying funds in which your contract value is invested may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs, even though your allocations to underlying funds do not change. Furthermore, the absence of periodic updating means that existing underlying funds will not be replaced as may be appropriate due to poor performance, changes in management personnel, or other factors.

Although the model portfolios are no longer maintained on an ongoing basis, the asset allocations in the model portfolios may have been affected by conflicts of interest similar to those to which the funds of funds are subject. Certain of the underlying funds in the model portfolios are managed by Columbia Management Investment Advisers or an affiliate while others are not, and we or our affiliate had an incentive to specify greater allocation percentages for the affiliated underlying funds.

PARTICIPATING IN THE PN PROGRAM. You are responsible for determining which investment option is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style that is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option you select or have selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of a specific investment option or your decision to change to a different investment option.

Currently, there are five Portfolio Navigator funds (and under the previous PN program five model portfolio investment options) ranging from conservative to aggressive. You may not use more than one investment option at a time.

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available (see "The Special DCA Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA account into the investment option or model portfolio you have chosen.

You may request a change to your fund of funds (or a transfer from your model portfolio to a fund of funds) up to twice per contract year by written request on an authorized form or by another method agreed to by us. If your contract includes an optional rider that requires participation in the PN program and you make such a change, we may charge you a higher fee for your rider. If your contract includes optional living benefit riders, we reserve the right to limit the number of investment options from which you can select, subject to state restrictions.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of investment options based on the amount of your initial purchase payment;

- cancel required participation in the program after 30 days' written notice;

- substitute a fund of funds for your model portfolio, if applicable, if permitted under applicable securities law; and

- discontinue the PN program after 30 days' written notice.

RISKS. Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. By investing in a fund of funds, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a fund of funds, see the prospectus for funds of funds.

LIVING BENEFIT RIDERS REQUIRING PARTICIPATION IN THE PN PROGRAM:

- ACCUMULATION BENEFIT RIDER: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the PN program investment options. The Accumulation Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to invest in any of the PN program investment options, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 43

- WITHDRAWAL BENEFIT RIDER: The Withdrawal Benefit rider requires that your contract value be invested in one of the PN program investment options for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while the PN program is in effect.

You may transfer contract value from any one subaccount, GPAs or the fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the fixed account.

When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.

Subject to state regulatory requirements, we may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES
- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and fixed account at any time. The amount transferred to any GPA must be at least $1,000. However, if you made a transfer from the fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the fixed account until the next contract anniversary. We reserve the right to limit transfers to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.

- You may transfer contract values from the fixed account to the subaccounts or the GPAs once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the fixed account are not subject to an MVA.


  Currently, transfers out of the fixed account are limited to the greater of:
  a) 30% of the fixed account value at the beginning of the contract year, or b) the amount transferred out of the fixed account in the previous contract year, excluding any automated transfer amounts. Because of this limitation, it may take you several years to transfer all your contract value from the fixed account. You should carefully consider whether the fixed account meets your investment criteria before you invest. If an automated dollar-cost averaging arrangement is established at contract issue, the 30% limitation does not apply to transfers made from the fixed account to the subaccounts for the duration of this initial arrangement.


- You may transfer contract values from any GPA to the subaccounts, fixed account or other GPA any time after 60 days of transfer or payment allocation into such GPA. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts or GPAs will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- You may not make a transfer to the Special DCA account.

- Once annuity payouts begin, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise. When annuity payments begin, you must transfer all contract value out of any GPAs and Special DCAs.


 44 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market

    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 45
timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost-averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers or partial surrenders among your subaccounts or fixed account (if available).

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.


 46 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

- Automated transfers to the GPAs, the fixed account or the Special DCA account are not allowed.

- Automated transfers from the fixed account to the subaccounts under an automated dollar-cost averaging arrangement may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- If the PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA account.

- If you have Withdrawal Benefit rider, you may set up automated partial surrenders up to the benefit amount available for withdrawal under the rider.

MINIMUM AMOUNT
Transfers or surrenders:  $50

MAXIMUM AMOUNT
Transfers or surrenders: None (except for automated transfers from the fixed account)

 3 BY TELEPHONE


Call:
1-800-862-7919




MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers:                Contract value or entire account balance
Surrenders:               $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our corporate office in good order before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges, or any applicable optional rider charges (see "Charges"). Federal income taxes and penalties as well as state and local income taxes may apply (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout
Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the Withdrawal Benefit rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the Withdrawal Benefit rider, your benefits under the rider may be reduced (see "Optional Benefits -- Guaranteed Minimum Withdrawal Benefit"). Any partial surrender request that exceeds the amount allowed under the riders and impacts the guarantees provided, will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the

    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 47
surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account, in the same proportion as your value in each account correlates to your total contract value, less any GPA or Special DCA account, unless you request otherwise. We will not withdraw money for a partial surrender from any GPAs or Special DCA account you may have, unless insufficient amounts are available from your subaccounts and/or fixed account. However, you may request specifically surrender from a GPA or Special DCA account. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;


 48 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - the distribution is due to plan termination; or

  - you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the Withdrawal Benefit or Accumulation Benefit rider.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. If you are a natural person and you own a nonqualified annuity, you may change the annuitant or successor annuitant if the request is made before annuity payments begin and while the existing annuitant is living. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the ROPP, MAV, 5-Year MAV, EEB, EEP, Accumulation Benefit or Withdrawal Benefit. If you change ownership of your contract, we will terminate the ROPP and EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits".) In addition, the terms of the EEB, MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over." We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the new owner is older than age 75, the MAV and 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. The Accumulation Benefit rider and the Withdrawal Benefit rider will continue upon change of ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT


We will pay the death benefit to your beneficiary upon your death if you die before the settlement start date while this contract is in force. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.


If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 49

If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.




ADJUSTED PARTIAL SURRENDERS   =     PS XDB
                                   -------
                                      CV





  PS  = the partial surrender including any applicable surrender charge.

  DB = the death benefit on the date of (but prior to) the partial surrender.

  CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 75 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:

- You purchase the contract with a payment of $20,000.

- During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.


We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments                                                                  $20,000
minus adjusted partial surrenders, calculated as:
        $1,500 x $20,000
             $18,000       =                                                              -1,667
                                                                                         -------
          for a death benefit of:                                                        $18,333



IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. The death benefit will never be less than the surrender value adjusted by the MVA formula. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES
If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must give us written instructions to continue the contract as owner. If your spouse elects to continue the contract as owner, the following describes the standard death benefit:

- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

  - contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

  - purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

We will not waive surrender charges on contracts continued under the spousal continuation provision.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES
- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he/she is eligible to do so, with the contract value equal to

 50 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS
  the death benefit that would otherwise have been paid or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

- If your spouse was 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

  - contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

  - purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.

If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

We will not waive surrender charges on contracts continued under the spousal continuation provision.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

Additionally, any optional riders, if selected, will terminate. In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). If the beneficiary chooses the checking account option, the proceeds will be deposited into an interest bearing checking account issued by Ameriprise Bank, FSB, member FDIC unless the beneficiary fails to meet the requirements of using this option.

OPTIONAL BENEFITS

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

OPTIONAL DEATH BENEFITS

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)
The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders.



ADJUSTED PARTIAL SURRENDERS FOR THE ROPP DEATH BENEFIT   =    PS X DB
                                                             ---------
                                                                 CV



  PS = the partial surrender including any applicable surrender charge.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 51

  DB = the death benefit on the date of (but prior to) the partial surrender.

  CV = the contract value on the date of (but prior to) the partial surrender.

The death benefit will never be less than the surrender value adjusted by the MVA formula.

If you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

TERMINATING THE ROPP
- You may terminate the ROPP rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the ROPP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies.

For an example, see Appendix C.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY, he or she may keep the contract as owner with the contract value equal to the death benefit that would otherwise been paid under the ROPP. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. IF YOUR SPOUSE WAS AGE 76 OR OLDER AS OF THE DATE WE ISSUED THE CONTRACT, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract. If your spouse was age 75 or younger as of the date we issued the contract, the ROPP will terminate.

NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)
The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to the GPAs, fixed account or Special DCA account during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

The death benefit will never be less than the surrender value adjusted by the MVA formula.

TERMINATING THE MAV
- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.


 52 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)
The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to the GPAs, fixed account or Special DCA account during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the 5-Year MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the fifth contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every fifth contract anniversary after that, through age 80, we compare the previous 5-year anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent fifth contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

The death benefit will never be less than the surrender value adjusted by the MVA formula.

TERMINATING THE 5-YEAR MAV
- You may terminate the 5-Year MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the 5-Year MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies.

For an example, see Appendix C.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 53

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)
The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides for reduced benefits if you are age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your financial advisor and your tax advisor whether or not the EEB is appropriate for your situation.

If you are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.

The EEB provides that if you die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit"), the MAV death benefit amount, if applicable, or the 5-Year MAV death benefit amount, if applicable;

PLUS

- 40% of your earnings at death if you were under age 70 on the rider effective date; or

- 15% of your earnings at death if you were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB AND EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:

  - the standard death benefit amount, the MAV death benefit amount, or the 5-Year MAV death benefit amount if applicable (the "death benefit amount")

  - MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

  - MINUS the greater of:

    - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

    - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

  - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

  - the greater of:

  - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or


 54 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

  - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

  - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB

- You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract, he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)
The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides for reduced benefits if you are age 70 or older at the rider effective date. It does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. The EEP also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEP is appropriate for your situation.

If this EEP rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. THIS RIDER IS ONLY AVAILABLE UNDER ANNUITIES PURCHASED THROUGH AN EXCHANGE OR DIRECT TRANSFER FROM ANOTHER ANNUITY OR A LIFE INSURANCE POLICY. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.

The EEP provides that if you die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS
- EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:


                                       PERCENTAGE IF YOU ARE                                PERCENTAGE IF YOU ARE
CONTRACT YEAR                UNDER AGE 70 ON THE RIDER EFFECTIVE DATE              70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                      0%                                                     0%
Three and Four                                  10%                                                  3.75%
Five or more                                    20%                                                   7.5%




    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 55

Additional death benefits payable under the EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Another way to describe the benefits payable under the EEP rider is as follows:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Death Benefit"), the MAV death benefit amount, or 5-Year MAV death benefit amount, if applicable,

PLUS


                 IF YOU ARE UNDER AGE 70                               IF YOU ARE AGE 70
CONTRACT YEAR    ON THE RIDER EFFECTIVE DATE, ADD . . .                OR OLDER ON THE RIDER EFFECTIVE DATE, ADD . . .

1                Zero                                                  Zero

2                40% x earnings at death (see above)                   15% x earnings at death

3 & 4            40% x (earnings at death + 25% of exchange            15% x (earnings at death + 25% of exchange
                 purchase payment*)                                    purchase payment*)

5+                                                                     40% x (earnings at death + 50% of exchange
                 15% x (earnings at death + 50% of exchange            purchase payment*)


* Exchange purchase payments are purchase payments exchanged from another annuity or a life insurance policy that are identified at issue and not previously surrendered.

We are not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

TERMINATING THE EEP
- You may terminate the EEP rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The EEP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEP rider will terminate in the case of an ownership change.

- The EEP rider will terminate in the case of the spousal continuation if the new owner is age 76 or older.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse has reached age 76 at the time he or she elects to continue the contract, the EEP rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:

- the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit amount (or the MAV or 5-Year MAV death benefit amount, if applicable,) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."

OPTIONAL LIVING BENEFITS

GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER
The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified and qualified annuities except under 401(a) and 401(k) plans. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will

 56 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.

If you are 80 or younger at contract issue, you may elect the Accumulation Benefit at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Benefit rider may not be purchased with the optional Withdrawal Benefit rider. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. After the waiting period, you have the following options:

    - Continue your contract;

    - Take partial surrenders or make a full surrender; or

    - Annuitize your contract.

The Accumulation Benefit rider may not be available in all states.

You should consider whether a Accumulation Benefit rider is appropriate for you because:

- you must participate in the PN program and you must be invested in one of the available investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments and applicable payment credits to the Special DCA account, when available (see "The Special DCA Account"), and we will make monthly transfers into the investment option you have chosen. (See "Making the Most of Your Contract -- Portfolio Navigator Program");

- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below);

- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;

- the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and

- the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your PN program investment option to one that causes the Accumulation Benefit rider charge to increase (see "Charges").

Be sure to discuss with your sales representative whether an Accumulation Benefit rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION BENEFIT:
BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your PN program investment option after we have exercised our rights to increase the rider fee.



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 57

Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION
Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

We may increase the fee for your rider (see "Charges - Accumulation Benefit Rider Charge"). The revised fee would apply to your rider if you exercise the annual elective step up, your MCAV is increased as a result, and the revised fee is higher than your annual rider fee before the elective step up. Elective step ups will also result in a restart of the waiting period as of the most recent contract anniversary.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS
If your MCAV is increased as a result of elective step up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.

SPOUSAL CONTINUATION
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER
The rider will terminate under the following conditions:

  The rider will terminate before the benefit date without paying a benefit on the date:

  - you take a full surrender; or

  - annuitization begins; or

  - the contract terminates as a result of the death benefit being paid.

  The rider will terminate on the benefit date.

For an example, see Appendix C.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER (WITHDRAWAL BENEFIT AND ENHANCED WITHDRAWAL BENEFIT)
The Withdrawal Benefit rider is an optional benefit that you may select for an additional annual charge if you are 80 or younger on the date the contract is issued. It is available for nonqualified and qualified annuities except under 401 (a) and 401 (k) plans.(1)

(1) The Withdrawal Benefit rider is not available under an inherited qualified annuity.


 58 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

You must have elected the Withdrawal Benefit rider when you purchased your contract (original rider). The original rider you received at contract issue offers an elective annual step-up and any withdrawal after a step up during the first three contract years is considered an excess withdrawal, as described below. The rider effective date of the original rider is the contract issue date.

We offered you the option of replacing the original rider with a new Withdrawal Benefit (enhanced rider). The enhanced rider offers an automatic annual step-up and a withdrawal after a step up during the first three contract years is not necessarily an excess withdrawal, as described below. The effective date of the enhanced rider will be the contract issue date except for the automatic step-up which will apply to contract anniversaries that occur after you accept the enhanced rider. The descriptions below apply to both the original and enhanced riders unless otherwise noted.

The Withdrawal Benefit initially provides a guaranteed minimum withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the allowed amount. As long as your withdrawals in each contract year do not exceed the allowed amount, you will not be assessed a surrender charge. Under the original rider, the allowed amount is the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third contract anniversary, as described below). Under the enhanced rider, the allowed amount is equal to 7% of purchase payments and purchase payment credits for the first three contract years, and the GBP in all other years.

If you withdraw an amount greater than the allowed amount in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

  - surrender charges, if applicable, will apply only to the amount of the withdrawal that exceeds the allowed amount;

  - the guaranteed benefit amount will be adjusted as described below; and

  - the remaining benefit amount will be adjusted as described below.

For a partial withdrawal that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge (see "Charges -- Surrender Charge"). Market value adjustments, if applicable, will also be made (see the "Market Value Adjustment" provision in the prospectus). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Surrenders").

Once elected, the Withdrawal Benefit rider may not be cancelled by you and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Withdrawal Benefit rider, you may not select the Accumulation Benefit rider. If you exercise the annual step up election (see "Elective Step Up" and "Annual Step Up" below), the special spousal continuation step up election (see "Spousal Continuation and Special Spousal Continuation Step Up" below) or change your Portfolio Navigator investment option, the rider charge may change (see "Charges").

WITHDRAWAL BENEFIT IS SUBJECT TO CERTAIN RESTRICTIONS AND LIMITATIONS DESCRIBED
BELOW:

- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must participate in the PN program with this rider (see "Making the Most of Your Contract -- Portfolio Navigator Program"). The PN program limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the fixed account that are available under the contract to contract owners who do not elect this rider. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available (see "The Special DCA Account"), and we will make monthly transfers into the investment option you have chosen. (See "Making the Most of Your Contract -- Portfolio Navigator Program.");

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, Withdrawal Benefit rider may be of limited value to you. You should consult your tax advisor if you selected this optional rider and if you have any questions about the use of this rider in your tax situation;

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments. For current limitations, see "Buying Your Contract -- Purchase Payment."

- NON-CANCELABLE: Once elected, the Withdrawal Benefit rider may not be cancelled by you and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.


- INTERACTION WITH THE TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP is subject to the excess withdrawal processing for the GBA and Remaining Benefit Amount (RBA) described below.



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 59

YOU SHOULD CONSULT YOUR TAX ADVISOR IF YOU HAVE ANY QUESTIONS ABOUT THE USE OF THIS RIDER IN YOUR TAX SITUATION:

- TAX CONSIDERATIONS FOR NON-QUALIFIED ANNUITIES: Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. Under the terms of the enhanced rider, we allow you to satisfy the RMD based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract, without the withdrawal being treated as an excess withdrawal. It is our current administrative practice to make the same accommodation under the original rider, however, we reserve the right to discontinue this administrative practice and will give you 30 days' written notice of any such change.

For contract holders subject to annual RMD rules under Section 401(a)(9) of the Code, amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:

If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

  - A Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the value of the RBP from the beginning of the current contract year.

  - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

  - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

  - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described by the rider.

The ALERMDA is:

(1) determined by us each calendar year;

(2) based on the value of this contract alone on the date it is determined; and

(3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a) (9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

1. IRAs under Section 408(b) of the Code;

2. Roth IRAs under Section 408A of the Code;

3. SIMPLE IRA under Section 408A of the Code;

4. SEP plans under Section 408 (k) of the Code;

5. Custodial and investment only plans under Section 401 (a) of the Code;

6. TSAs under Section 403(b) of the Code.

In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements would exceed your available withdrawal amount and may result in the reduction of your GBA and/or RBA as described under the excess withdrawal provision of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years. The annual life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE ANNUAL STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.


 60 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

GUARANTEED BENEFIT AMOUNT
The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, any purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES:

- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the GBA remains unchanged. Note that if the partial withdrawal is taken during the first three contract years, the GBA and the GBP are calculated after the reversal of any prior step ups;

  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. Note that if the partial withdrawal is taken during the first three contract years, the GBA and the GBP are calculated after the reversal of any prior step ups:

  (c) under the original rider in a contract year after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. Note that the GBA and the GBP are calculated after the reversal of prior step ups:

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT
The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

The RBA is determined at the following times:

- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;

- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal. Note that if the partial withdrawal is taken during the first three contract years, the RBA and the GBP are calculated after the reversal of any prior step ups;

  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Note that if the partial withdrawal is taken during the first three contract years, the RBA and the GBP are calculated after the reversal of any prior step ups;

  (c) under the original rider after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Note that the RBA and the GBP are calculated after the reversal of prior step ups.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 61

RBA EXCESS WITHDRAWAL PROCESSING
The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT
Under the original rider, the GBP is the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third anniversary.

Under the enhanced rider, the GBP is the withdrawal amount that you are entitled to take each contract year after the third anniversary until the RBA is depleted.

Under the original rider, the GBP is equal to 7% of the GBA. Under the enhanced rider, the GBP is the lesser of a) 7% of the GBA or (b) the RBA. Under both the original and enhanced riders, if you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

REMAINING BENEFIT PAYMENT
Under the original rider, at the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA.

Under the enhanced rider, at the beginning of each contract year, during the first three contract years and prior to any withdrawal, the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%. At the beginning of any other contract year, each individual RBP is set equal to each individual GBP.

Each additional purchase payment has its own RBP established equal to that payment's GBP. The total RBP is equal to the sum of the individual RBPs.

Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP (UNDER THE ORIGINAL RIDER ONLY)
You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. An annual elective step up option is available for 30 days after the contract anniversary. The elective step up option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.

The elective step up is subject to the following rules:

- if you do not take any withdrawals during the first three contract years, you may step up annually beginning with the first contract anniversary;

- if you take any withdrawals during the first three contract years, the annual elective step up will not be available until the third contract anniversary;

- if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal processing discussed under the "Guaranteed Benefit Amount" and "Remaining Benefit Amount" headings above, and to surrender charges; and

- you may take withdrawals on or after the third contract anniversary without reversal of previous step ups

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

RIDER A(1): You may only step up if your contract value on the valuation date we receive your written request to step up is greater than RBA. The elective step up will be determined as follows:

- The effective date of the elective step up is the valuation date we receive your written request to step up.

- The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract value on the valuation date we receive your written request to step up.


 62 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the step up; or (b) 7% of the GBA after the step up.

- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up.

RIDER B(1): You may only step up if your contract value is greater than RBA. The elective step up will be determined as follows:

- The effective date of the elective step up is the contract anniversary.

- The RBA will be increased to an amount equal to the contract anniversary value.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract anniversary value.

- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the step up; or (b) 7% of the GBA after the step up.

- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up.

(1) Before April 29, 2005 we only offered Rider B. We began offering Rider A in states where it is approved and discontinued offering Rider B in those states, on April 29, 2005. If you purchased a contract with this optional benefit rider before April 29, 2005 the references to Rider B generally apply to your contract (see the rider attached to your contract for the actual terms of the benefit you purchased). If you purchased a contract on or after April 20, 2005 with this benefit, the version we offer you depends on which state you live in. The discussion about this benefit and how it works applies generally to both riders unless otherwise noted.

ANNUAL STEP UP (UNDER THE ENHANCED RIDER ONLY)
Beginning with the first contract anniversary after you accept the enhanced rider, an increase of the RBA, the GBA, the GBP and the RBP may be available. A step up does not create contract value, guarantee performance of any investment options, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, and RBP, and may extend the payment period or increase allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA would increase on the step up date. The applicable step up date depends on whether the annual step up is applied on an automatic or elective basis.

- If the application of the step does not increase the rider charge, the annual step up will be automatically applied to your contract and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge (see the "Withdrawal Benefit Rider Fee" provision in the prospectus), the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the first three contract years, any previously applied step ups will be reversed and the annual step up will not be available until the third contract anniversary;

- You may take withdrawals on or after the third contract anniversary without reversal of previous step ups. The annual step up will be determined as follows:

- The RBA will be increased to an amount equal to the contract value on the step up date.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the annual step up; or (b) the contract value on the step up date.

- The GBP will be calculated as described earlier, but based on the increased GBA and RBA.

- The RBP will be reset as follows:

(a) Prior to any withdrawals during the first three contract years, the RBP will not be affected by the step up.

(b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made during the current contract year, but not less than zero.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP
If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the elective step up or the annual step up on contract anniversaries.

A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 63

Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date.

If a spousal continuation step up is elected and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue the administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step up. If the spousal continuation step up is processed automatically, the step up date is the valuation date the spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step up if we receive the request by the close of business on that day, otherwise the next valuation date.

REMAINING BENEFIT AMOUNT PAYOUT OPTION
Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Withdrawal Benefit.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

IF CONTRACT VALUE REDUCES TO LESS THAN $600*
If the contract value reduces to less than $600 and the RBA remains greater than zero, the following will occur:

- you will be paid according to the annuity payout option described above;

- we will no longer accept additional purchase payments;

- you will no longer be charged for the rider;

- any attached death benefit riders will terminate; and

- the death benefit becomes the remaining payments under the annuity payout option described above. If the contract value falls to zero and the RBA is depleted, the Withdrawal Benefit rider and the contract will terminate.

* Under our current administrative practice, we allow the minimum contract value to be $0. Therefore, these limitations will only apply when the contract value is reduced to zero.

For an example, see Appendix C.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date after any rider charges have been deducted, plus or minus any applicable MVA, less any purchase payment credits subject to reversal and less any applicable premium tax. Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:
- the annuity payout plan you select;


 64 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

- the annuitant's age and, in most cases, the annuitant's sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant's age and, when applicable, the annuitant's sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan*:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation will be either 5.17% or 6.67%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

- WITHDRAWAL BENEFIT -- RBA PAYOUT OPTION: If you have a Withdrawal Benefit rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be

    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 65
  available only if the guaranteed payout period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- Withdrawal Benefit"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.

* For contracts purchased in Oregon, you cannot apply your contract value to an annuity payout plan during your first contract year.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time amounts are applied toe a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

ANNUITY PAYOUTS: Generally, unlike surrenders described below, the taxation of annuity payouts is subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")

SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.


 66 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.



The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.



DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also "Benefits in Case of Death -- If You Die Before the Settlement Date").



MEDICARE CONTRIBUTION TAX: Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) will be subject to a new 3.8% Medicare contribution tax (as an addition to income taxes). For individuals, the 3.8% tax will apply to the lesser of (1) the amount by which the taxpayer's modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer's "net investment income." Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.



ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income will generally remain tax-deferred until surrendered or paid out.


PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.


TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.



1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contract while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer of one policy or contract for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, or (4) the exchange of a qualified long-term care insurance contract for a qualified long-term insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 67
policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.


For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange. Different IRS limitations on surrenders apply to partial exchanges completed prior to October 24, 2011.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.



The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.


WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be

 68 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);




- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);


- to pay certain medical or education expenses (IRAs only); or

- if the distribution is made from an inherited IRA.

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also "Benefits in Case of Death -- If You Die Before the Settlement Date").

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 69

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.


 70 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 1.00% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its financial advisors in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your financial advisor and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The Funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS



Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life is responding to regulatory audits, market conduct examinations and other inquiries (including inquiries from the State of Minnesota). RiverSource Life has cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries.



RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

RiverSource Life is incorporating by reference in this prospectus information we file with the SEC, which means that we are disclosing important information to you by referring you to those documents. The information that we incorporate by reference is an important part of this prospectus, and later information that we file with the SEC automatically will update and


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 71
supersede this information. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended December 31, 2011, File No. 33-28976, that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934
Act) is incorporated by reference into this prospectus, as well as all of our subsequent annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K filed with the SEC under the 1934 Act. To access these documents, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.


RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. This prospectus, other information about the contract and other information incorporated by reference are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to directors and officers or persons controlling RiverSource Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is therefore unenforceable.


 72 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

                                   APPENDICES

The purpose of these appendices is to illustrate the operation of various contract features and riders and to provide condensed financial history disclosure regarding the subaccounts. In order to demonstrate these contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA account, fixed account and the fees and charges that apply to your contract.

The examples of the optional riders and death benefits in Appendix C include partial surrenders to illustrate the effect of partial surrenders on the particular benefit. These examples are intended to show how the optional riders and death benefits operate, and do not take into account whether a particular optional rider or death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions") which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits and/or optional riders to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 73

APPENDIX A: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)

As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as "early surrenders."

GENERAL EXAMPLES

ASSUMPTIONS:
- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

- after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS
The precise MVA formula we apply is as follows:

                                     1 + II
EARLY WITHDRAWAL AMOUNT X  [(   ---------------   )   (N/12)  - 1]  = MVA
                                  1 + J + .001


       Where i = rate earned in the GPA from which amounts are being transferred or surrendered.

              j = current rate for a new Guaranteed Period equal to the
                remaining term in the current Guarantee Period (rounded up to the next year).

              n = number of months remaining in the current Guarantee Period
                (rounded up to the next month)

EXAMPLES -- MVA
Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

- after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.

EXAMPLE 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

                       1.030
$1,000 X    [(   -----------------   )   (84/12)  - 1]  = -$39.84
                  1 + .035 + .001)


In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

                       1.030
$1,000 X    [(   -----------------   )   (84/12)  - 1]  = $27.61
                  1 + .025 + .001)


In this example, the MVA is a positive $27.61.

We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from

 74 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 75

APPENDIX B: EXAMPLE -- SURRENDER CHARGES


FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the fourth contract year. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                    CONTRACT WITH GAIN   CONTRACT WITH LOSS
                   Contract Value at time of full       $120,000.00          $ 80,000.00
                                       surrender:
             Contract Value on prior anniversary:        115,000.00            85,000.00
STEP 1.    We determine the Total Free Amount
           (TFA) available in the contract as the
           greatest of the earnings or 10% of the
           prior anniversary value:
                        Earnings in the contract:         20,000.00                 0.00
          10% of the prior anniversary's contract         11,500.00             8,500.00
                                           value:
                                                        -----------          -----------
                               Total Free Amount:         20,000.00             8,500.00
STEP 2.    We determine the TFA that is from
           Purchase Payments:
                               Total Free Amount:         20,000.00             8,500.00
                        Earnings in the contract:         20,000.00                 0.00
              Purchase Payments being Surrendered              0.00             8,500.00
                                      Free (PPF):
STEP 3.    We calculate the Premium Ratio (PR):
           PR = [WD - TFA] / [CV - TFA]
                                             WD =        120,000.00            80,000.00      = the amount of the
                                                                                                surrender
                                            TFA =         20,000.00             8,500.00      = the total free amount,
                                                                                                step 1
                                             CV =        120,000.00            80,000.00      = the contract value at
                                                                                                the time of the
                                                                                                surrender
                                             PR =              100%                 100%      = the premium ratio
STEP 4.    We calculate Chargeable Purchase
           Payments being Surrendered (CPP):
           CPP = PR  X (PP - PPF)
                                             PR =              100%                 100%      = premium ratio,
                                                                                                step 3
                                             PP =        100,000.00           100,000.00      = purchase payments not
                                                                                                previously surrendered
                                            PPF =              0.00             8,500.00      = purchase payments
                                                                                                being surrendered
                                                                                                free, step 2
                                            CPP =        100,000.00            91,500.00
STEP 5.    We calculate the Surrender Charges:
                    Chargeable Purchase Payments:        100,000.00            91,500.00
                     Surrender Charge Percentage:                7%                   7%
                                Surrender Charge:          7,000.00             6,405.00
STEP 6.    We calculate the Net Surrender Value:         120,000.00            80,000.00
                      Contract Value Surrendered:         (7,000.00)           (6,405.00)
              Contract Charge (assessed upon full            (30.00)              (30.00)
                                      surrender):
                     NET FULL SURRENDER PROCEEDS:        112,970.00            73,565.00




 76 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you request a gross partial surrender of $50,000 during the fourth contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                  CONTRACT WITH GAIN   CONTRACT WITH LOSS
              Contract Value at time of partial       $120,000.00          $ 80,000.00
                                     surrender:
           Contract Value on prior anniversary:        115,000.00            85,000.00
STEP 1.    We determine the Total Free Amount
           (TFA) available in the contract as
           the greatest of the earnings or 10%
           of the prior anniversary value:
                      Earnings in the contract:         20,000.00                 0.00
                 10% of the prior anniversary's         11,500.00             8,500.00
                                contract value:
                                                      -----------          -----------
                             Total Free Amount:         20,000.00             8,500.00
STEP 2.    We determine the TFA that is from
           Purchase Payments:
                             Total Free Amount:         20,000.00             8,500.00
                      Earnings in the contract:         20,000.00                 0.00
            Purchase Payments being Surrendered              0.00             8,500.00
                                    Free (PPF):
STEP 3.    We calculate the Premium Ratio (PR):
           PR = [WD - TFA] / [CV - TFA]
                                           WD =         50,000.00            50,000.00      = the amount of the
                                                                                              surrender
                                          TFA =         20,000.00             8,500.00      = the total free
                                                                                              amount, step 1
                                           CV =        120,000.00            80,000.00      = the contract value at
                                                                                              the time of surrender
                                           PR =               30%                  58%      = the premium ratio
STEP 4.    We calculate the Chargeable Purchase
           Payments being Surrendered (CPP):
           CPP = PR  X (PP - PPF)
                                           PR =               30%                  58%      = premium ratio, step 3
                                           PP =        100,000.00           100,000.00      = purchase payments not
                                                                                              previously
                                                                                              surrendered
                                          PPF =              0.00             8,500.00      = purchase payments
                                                                                              being surrendered
                                                                                              free, step 2
                                          CPP =         30,000.00            53,108.39      =  chargeable purchase
                                                                                              payments being
                                                                                              surrendered
STEP 5.    We calculate the Surrender Charges:
                  Chargeable Purchase Payments:         30,000.00            53,108.39
                   Surrender Charge Percentage:                7%                   7%
                              Surrender Charge:             2,100                3,718
STEP 6.    We calculate the Net Surrender
           Value:
                    Contract Value Surrendered:         50,000.00            50,000.00
                              SURRENDER CHARGE:         (2,100.00)           (3,717.59)
                NET PARTIAL SURRENDER PROCEEDS:         47,900.00            46,282.41




    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 77

FULL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the second contract year. The surrender charge percentage in the year after a purchase payment is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                  CONTRACT WITH GAIN   CONTRACT WITH LOSS
                 Contract Value at time of full       $120,000.00          $ 80,000.00
                                     surrender:
           Contract Value on prior anniversary:        115,000.00            85,000.00
STEP 1.    We determine the Total Free Amount
           (TFA) available in the contract as
           the greatest of the earnings or 10%
           of the prior anniversary value:
                      Earnings in the Contract:         20,000.00                 0.00
                 10% of the prior anniversary's         11,500.00             8,500.00
                                contract value:
                                                      -----------          -----------
                             Total Free Amount:         20,000.00             8,500.00
STEP 2.    We determine the TFA and Amount Free
           that is from Purchase Payments:
                             Total Free Amount:         20,000.00             8,500.00
                      Earnings in the contract:         20,000.00                 0.00
            Purchase Payments being Surrendered              0.00             8,500.00
                                    Free (PPF):
STEP 3.    We calculate the Premium Ratio (PR):
           PR = [WD - TFA] / [CV - TFA]
                                           WD =        120,000.00            80,000.00      = the amount of the
                                                                                              surrender
                                          TFA =         20,000.00             8,500.00      = the total free
                                                                                              amount, step 1
                                           CV =        120,000.00            80,000.00      = the contract value at
                                                                                              the time of the
                                                                                              surrender
                                           PR =              100%                 100%
STEP 4.    We calculate Chargeable Purchase
           Payments being Surrendered (CPP):
           CPP = PR X (PP - PPF)
                                           PR =              100%                 100%      = premium ratio,
                                                                                              step 3
                                           PP =        100,000.00           100,000.00      = purchase payments not
                                                                                              previously
                                                                                              surrendered
                                          PPF =              0.00             8,500.00      = purchase payments
                                                                                              being surrendered
                                                                                              free, step 2
                                          CPP =        100,000.00            91,500.00
STEP 5.    We calculate the Surrender Charges:
                  Chargeable Purchase Payments:        100,000.00            91,500.00
                   Surrender Charge Percentage:                7%                   7%
                              Surrender Charge:          7,000.00             6,405.00
STEP 6.    We calculate the Net Surrender              120,000.00            80,000.00
           Value:
                    Contract Value Surrendered:         (7,000.00)           (6,405.00)
            Contract Charge (assessed upon full            (30.00)              (30.00)
                                    surrender):
                   NET FULL SURRENDER PROCEEDS:        112,970.00            73,565.00




 78 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you request a gross partial surrender of $50,000 during the second contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                  CONTRACT WITH GAIN   CONTRACT WITH LOSS
              Contract Value at time of partial       $120,000.00          $ 80,000.00
                                     surrender:
           Contract Value on prior anniversary:        115,000.00            85,000.00
STEP 1.    We determine the Total Free Amount
           (TFA) available in the contract as
           the greatest of the earnings or 10%
           of the prior anniversary value:
                      Earnings in the contract:         20,000.00                 0.00
                 10% of the prior anniversary's         11,500.00             8,500.00
                                contract value:
                                                      -----------          -----------
                             Total Free Amount:         20,000.00             8,500.00
STEP 2.    We determine the Amount Free that is
           from Purchase Payments:
                             Total Free Amount:         20,000.00             8,500.00
                      Earnings in the contract:         20,000.00                 0.00
            Purchase Payments being Surrendered              0.00             8,500.00
                                    Free (PPF):
STEP 3.    We calculate the Premium Ratio (PR):
           PR = [WD - TFA] / [CV - TFA]
                                           WD =         50,000.00            50,000.00      = the amount of the
                                                                                              surrender
                                          TFA =         20,000.00             8,500.00      = the total free
                                                                                              amount, step 1
                                           CV =        120,000.00            80,000.00      = the contract value at
                                                                                              the time of surrender
                                           PR =               30%                  58%      = the premium ratio
STEP 4.    We calculate the Chargeable Purchase
           Payments being Surrendered (CPP):
           CPP = PR X (PP - PPF)
                                           PR =               30%                  58%      = premium ratio,
                                                                                              step 3
                                           PP =        100,000.00           100,000.00      = purchase payments not
                                                                                              previously
                                                                                              surrendered
                                          PPF =              0.00             8,500.00      =  purchase payments
                                                                                              being surrendered
                                                                                              free, step 2
                                          CPP =         30,000.00            53,108.39      = chargeable purchase
                                                                                              payments being
                                                                                              surrendered
STEP 5.    We calculate the Surrender Charges:
                  Chargeable Purchase Payments:         30,000.00            53,108.39
                   Surrender Charge Percentage:                7%                   7%
                              Surrender Charge:             2,100                3,718
STEP 6.    We calculate the Net Surrender
           Value:
                    Contract Value Surrendered:         50,000.00            50,000.00
                              SURRENDER CHARGE:         (2,100.00)           (3,717.59)
                NET PARTIAL SURRENDER PROCEEDS:         47,900.00            46,282.41




    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 79

APPENDIX C: EXAMPLE -- OPTIONAL BENEFITS


EXAMPLE -- ACCUMULATION BENEFIT

The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- You do not exercise the Elective Step-up option.

- The Accumulation Benefit rider fee is 0.60%.


END OF
CONTRACT       ASSUMED NET       PARTIAL SURRENDER           ADJUSTED                      ACCUMULATION
YEAR         RATE OF RETURN     (BEGINNING OF YEAR)     PARTIAL SURRENDER       MCAV      BENEFIT AMOUNT     CONTRACT VALUE
1                   12%                    0                      0           100,000              0             111,328

2                   15%                    0                      0           102,422              0             127,259

3                    3%                    0                      0           104,861              0             130,290

4                   -8%                    0                      0           104,861              0             119,148

5                  -15%                    0                      0           104,861              0             100,647

6                   20%                2,000                  2,084           102,778              0             117,666

7                   15%                    0                      0           108,252              0             134,504

8                  -10%                    0                      0           108,252              0             120,327

9                  -20%                5,000                  4,498           103,754              0              91,639

10                 -12%                    0                      0           103,754         23,734             103,754



EXAMPLE -- WITHDRAWAL BENEFIT

The following example shows how the Withdrawal Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the RAVA Select contract (with the Withdrawal Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- The contract earns a net return of -5%.

- The Withdrawal Benefit rider fee is 0.60%.


 80 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

- You take withdrawals equal to the GBP (which is 7% of the GBA or $7,000) at the beginning of each contract year until the RBA is exhausted.



CONTRACT        CONTRACT VALUE            WITHDRAWAL         CONTRACT VALUE
YEAR         (BEGINNING OF YEAR)     (BEGINNING OF YEAR)      (END OF YEAR)        GBA         RBA
1                  $100,000                 $7,000               $87,820        $100,000     $93,000

2                    87,820                  7,000                76,318         100,000      86,000

3                    76,318                  7,000                65,457         100,000      79,000

4                    65,457                  7,000                55,201         100,000      72,000

5                    55,201                  7,000                45,516         100,000      65,000

6                    45,516                  7,000                36,371         100,000      58,000

7                    36,371                  7,000                27,735         100,000      51,000

8                    27,735                  7,000                19,550         100,000      44,000

9                    19,550                  7,000                11,821         100,000      37,000

10                   11,821                  7,000                 4,523         100,000      30,000

11                    4,523                  7,000                     0         100,000      23,000

12                        0                  7,000                     0         100,000      16,000

13                        0                  7,000                     0         100,000       9,000

14                        0                  7,000                     0         100,000       2,000

15                        0                  2,000                     0         100,000           0



EXAMPLE -- ROPP DEATH BENEFIT

- You purchase the contract (with the ROPP rider) with a payment of $20,000.

- The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
        The total purchase payments minus adjustments for partial surrenders:
        Total purchase payments                                                         $20,000
        minus adjusted partial surrenders, calculated as:
        $1,500 x $20,000
        ----------------  =                                                              -1,667
             $18,000
                                                                                        -------
        for a death benefit of:                                                         $18,333



EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
        The maximum anniversary value immediately preceding the date of death plus any payments
        made since that anniversary minus adjusted partial surrenders:
        Greatest of your contract anniversary contract values:                          $24,000
        plus purchase payments made since that anniversary:                                  +0
        minus adjusted partial surrenders, calculated as:
        $1,500 x $24,000
        ----------------  =                                                              -1,636
             $22,000
                                                                                        -------
        for a death benefit of:                                                         $22,364



EXAMPLE -- 5-YEAR MAV DEATH BENEFIT

- You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

- On the fifth contract anniversary the contract value grows to $30,000.

- During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 81

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
         The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
         Greatest of your 5-year contract anniversary contract values:                   $30,000
         plus purchase payments made since that anniversary:                                  +0
         minus adjusted partial surrenders, calculated as:
         $1,500 x $30,000
         ----------------  =                                                              -1,800
              $25,000
                                                                                         -------
         for a death benefit of:                                                         $28,200



EXAMPLE -- EEB DEATH BENEFIT

- You purchase the contract with a payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEB.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

     MAV death benefit amount (contract value):                                          $110,000
     plus the EEB which equals 40% of earnings at death (MAV death benefit amount minus payments not previously surrendered):
     0.40 x ($110,000 - $100,000) =                                                        +4,000
                                                                                         --------
  Total death benefit of:                                                                $114,000


- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

     MAV death benefit amount (maximum anniversary value):                               $110,000
     plus the EEB (40% of earnings at death):
     0.40 x ($110,000 - $100,000) =                                                        +4,000
                                                                                         --------
  Total death benefit of:                                                                $114,000


- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 -- $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

                                MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
                                            ($50,000 x $110,000)
                                $110,000 -  --------------------  =                                     $57,619
                                                  $105,000
                                plus the EEB (40% of earnings at death):
                                0.40 x ($57,619 - $55,000) =                                             +1,048
                                                                                                        -------
   Total death benefit of:                                                                              $58,667



- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:

     MAV death benefit amount (contract value):                                          $200,000
     plus the EEB (40% of earnings at death)
     0.40 x 2.50 x ($55,000) =                                                            +55,000
                                                                                         --------
  Total death benefit of:                                                                $255,000




 82 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

     MAV death benefit amount (contract value less purchase payment credits reversed)    $250,000
     plus the EEB (40% of earnings at death)
     0.40 x 2.50 x ($55,000) =                                                            +55,000
                                                                                         --------
  Total death benefit of:                                                                $305,000


- During the eleventh contract year the contract value remains $250,500 and the "new" purchase payment is now one year old. The value of the EEB changes. The death benefit equals:

     MAV death benefit amount (contract value):                                          $250,500
     plus the EEB which equals 40% of earnings at death (the standard death benefit amount minus payments not previously surrendered):
     0.40 x ($250,500 - $105,000) =                                                       +58,200
                                                                                         --------
  Total death benefit of:                                                                $308,700



EXAMPLE -- EEP DEATH BENEFIT

- You purchase the contract with an exchange purchase payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEP.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit amount, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP Part II does not provide any additional benefit at this time. The death benefit equals:

     MAV death benefit amount (contract value):                                          $110,000
     plus the EEP Part I which equals 40% of earnings at death (the MAV death benefit amount minus purchase payments not previously surrendered):
     0.40 x ($110,000 - $100,000) =                                                        +4,000
                                                                                         --------
  Total death benefit of:                                                                $114,000


- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

     MAV death benefit amount (maximum anniversary value):                               $110,000
     plus the EEP Part I (40% of earnings at death):
     0.40 x ($110,000 - $100,000) =                                                        +4,000
     plus the EEP Part II which in the third contract year
     equals 10% of exchange purchase payments identified at
     issue and not previously surrendered:
     0.10 x $100,000 =                                                                    +10,000
                                                                                         --------
  Total death benefit of:                                                                $124,000




    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 83

- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 -- $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

  MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
                 ($50,000 x $110,000)
     $110,000 -  --------------------  =                                                     $57,619
                       $105,000
  plus the EEP Part I (40% of earnings at death):
  0.40 x ($57,619 - $55,000) =                                                                +1,048
  plus the EEP Part II which in the third contract year
  equals 10% of exchange purchase payments identified at
  issue and not previously surrendered:
  0.10 x $55,000 =                                                                            +5,500
                                                                                             -------
Total death benefit of:                                                                      $64,167


- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $64,167. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit equals:

     MAV death benefit amount (contract value):                                          $200,000
     plus the EEP Part I (40% of earnings at death)
     .40 x (2.50 x $55,000) =                                                             +55,000
     plus the EEP Part II which after the fourth contract
     year equals 20% of exchange purchase payments identified at issue
     and not previously surrendered: 0.20 x $55,000 =                                     +11,000
                                                                                         --------
  Total death benefit of:                                                                $266,000


- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP
  Part II. The death benefit equals:

     MAV death benefit amount (contract value less purchase
     payment credits reversed):                                                          $250,000
     plus the EEP Part I (40% of earnings at death)
     .40 x (2.50 x $55,000) =                                                             +55,000
     plus the EEP Part II, which after the fourth contract year equals 20%
     of exchange purchase payments identified at issue and
     Not previously surrendered: 0.20 x $55,000 =                                         +11,000
                                                                                         --------
  Total death benefit of:                                                                $316,000


- During the eleventh contract year the contract value remains $250,500 and the "new" purchase payment is now one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit equals:

     MAV death benefit amount (contract value):                                          $250,500
     the EEP Part I which equals 40% of earnings
     at death (the MAV death benefit minus payments not
     previously surrendered):
     0.40 x ($250,500 - $105,000) =                                                       +58,200
     plus the EEP Part II, which after the fourth contract
     year equals 20% of exchange purchase payments identified at issue
     And not previously surrendered: 0.20 x $55,000 =                                     +11,000
                                                                                         --------
  Total death benefit of:                                                                $319,700




 84 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX D: CONDENSED FINANCIAL INFORMATION (UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information to subaccounts that were not available under your contract as of Dec. 31, 2011.





VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit
value at beginning
of period                 $1.28      $1.08    $0.71    $1.36    $1.14    $1.06    $1.00       --       --       --
Accumulation unit
value at end of
period                    $0.97      $1.28    $1.08    $0.71    $1.36    $1.14    $1.06       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                     60         76       69       49       61      653      144       --       --       --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit
value at beginning
of period                 $1.08      $0.97    $0.81    $1.37    $1.31    $1.13    $1.09    $0.98    $0.75    $0.97
Accumulation unit
value at end of
period                    $1.14      $1.08    $0.97    $0.81    $1.37    $1.31    $1.13    $1.09    $0.98    $0.75
Number of
accumulation units
outstanding at end
of period (000
omitted)                    314        321      388      452    1,081    1,374    1,186      726      969      310
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit
value at beginning
of period                 $1.72      $1.66    $1.24    $2.68    $2.55    $1.90    $1.64    $1.32    $0.92    $0.98
Accumulation unit
value at end of
period                    $1.38      $1.72    $1.66    $1.24    $2.68    $2.55    $1.90    $1.64    $1.32    $0.92
Number of
accumulation units
outstanding at end
of period (000
omitted)                    982      1,076    1,925    3,352    3,600    3,592    2,607      984      472      606
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (8/13/2001)
Accumulation unit
value at beginning
of period                 $1.39      $1.24    $0.93    $1.70    $1.45    $1.17    $1.04    $0.91    $0.74    $0.93
Accumulation unit
value at end of
period                    $1.22      $1.39    $1.24    $0.93    $1.70    $1.45    $1.17    $1.04    $0.91    $0.74
Number of
accumulation units
outstanding at end
of period (000
omitted)                     48         65      263      286      389      365      314      127        5      254
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit
value at beginning
of period                 $1.04      $0.88    $0.68    $0.90    $1.00       --       --       --       --       --
Accumulation unit
value at end of
period                    $1.02      $1.04    $0.88    $0.68    $0.90       --       --       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    101        153    1,289    1,327    1,710       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit
value at beginning
of period                 $1.07      $0.93    $0.69    $1.20    $1.00    $1.04    $1.00       --       --       --
Accumulation unit
value at end of
period                    $1.07      $1.07    $0.93    $0.69    $1.20    $1.00    $1.04       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                     98         73       91       72      187    2,939      618       --       --       --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (8/13/2001)
Accumulation unit
value at beginning
of period                 $1.47      $1.31    $1.10    $1.51    $1.61    $1.36    $1.31    $1.15    $0.90    $1.04
Accumulation unit
value at end of
period                    $1.48      $1.47    $1.31    $1.10    $1.51    $1.61    $1.36    $1.31    $1.15    $0.90
Number of
accumulation units
outstanding at end
of period (000
omitted)                    570        525      469      483      848    1,060    1,104    1,064      673      483
------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (5/1/2000)
Accumulation unit
value at beginning
of period                 $1.10      $0.99    $0.79    $1.16    $1.13    $1.05    $1.00    $0.93    $0.78    $0.89
Accumulation unit
value at end of
period                    $1.14      $1.10    $0.99    $0.79    $1.16    $1.13    $1.05    $1.00    $0.93    $0.78
Number of
accumulation units
outstanding at end
of period (000
omitted)                      6          6       10       24       21       18        5       54        8        8
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (9/15/1999)
Accumulation unit
value at beginning
of period                 $1.22      $1.09    $0.88    $1.26    $1.25    $1.10    $1.06    $0.97    $0.81    $0.94
Accumulation unit
value at end of
period                    $1.24      $1.22    $1.09    $0.88    $1.26    $1.25    $1.10    $1.06    $0.97    $0.81
Number of
accumulation units
outstanding at end
of period (000
omitted)                    580        634      733      602      372      459      623      257      221      120
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (9/15/1999)
Accumulation unit
value at beginning
of period                 $1.23      $1.24    $1.25    $1.22    $1.17    $1.13    $1.11    $1.11    $1.11    $1.10
Accumulation unit
value at end of
period                    $1.23      $1.23    $1.24    $1.25    $1.22    $1.17    $1.13    $1.11    $1.11    $1.11
Number of
accumulation units
outstanding at end
of period (000
omitted)                    514        613    2,492   10,988   11,779    8,286    4,504    2,098      447    3,911
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit
value at beginning
of period                 $1.63      $1.51    $1.33    $1.43    $1.36    $1.31    $1.29    $1.24    $1.20    $1.14
Accumulation unit
value at end of
period                    $1.73      $1.63    $1.51    $1.33    $1.43    $1.36    $1.31    $1.29    $1.24    $1.20
Number of
accumulation units
outstanding at end
of period (000
omitted)                  2,923      3,828   10,140    8,140    9,540    7,272    3,619    2,145    1,691      762
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (9/15/1999)
Accumulation unit
value at beginning
of period                 $1.71      $1.47    $1.16    $1.96    $1.83    $1.53    $1.36    $1.16    $0.82    $1.02
Accumulation unit
value at end of
period                    $1.62      $1.71    $1.47    $1.16    $1.96    $1.83    $1.53    $1.36    $1.16    $0.82
Number of
accumulation units
outstanding at end
of period (000
omitted)                  1,770      2,153    7,610    8,565    9,289    9,434    5,165    3,041    1,239    1,262
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (9/15/1999)
Accumulation unit
value at beginning
of period                 $0.82      $0.70    $0.57    $0.99    $0.97    $0.85    $0.80    $0.76    $0.59    $0.76
Accumulation unit
value at end of
period                    $0.86      $0.82    $0.70    $0.57    $0.99    $0.97    $0.85    $0.80    $0.76    $0.59
Number of
accumulation units
outstanding at end
of period (000
omitted)                    464        565      877    1,397    1,682    2,453    3,121    1,484      172      202
------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 85

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (5/1/2000)
Accumulation unit
value at beginning
of period                 $2.75      $2.31    $1.33    $2.90    $2.11    $1.58    $1.19    $0.96    $0.69    $0.73
Accumulation unit
value at end of
period                    $2.16      $2.75    $2.31    $1.33    $2.90    $2.11    $1.58    $1.19    $0.96    $0.69
Number of
accumulation units
outstanding at end
of period (000
omitted)                    843      1,028    1,522    2,437    1,993    2,144    1,491      475      115      277
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit
value at beginning
of period                 $1.82      $1.72    $1.55    $1.56    $1.46    $1.38    $1.46    $1.33    $1.18    $1.04
Accumulation unit
value at end of
period                    $1.90      $1.82    $1.72    $1.55    $1.56    $1.46    $1.38    $1.46    $1.33    $1.18
Number of
accumulation units
outstanding at end
of period (000
omitted)                  1,122      1,599    3,215    2,861    3,115    2,645    1,377      741      714      251
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit
value at beginning
of period                 $1.24      $1.20    $1.13    $1.13    $1.06    $1.05    $1.03    $1.00       --       --
Accumulation unit
value at end of
period                    $1.36      $1.24    $1.20    $1.13    $1.13    $1.06    $1.05    $1.03       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  1,132      1,988    5,705    2,307    2,713    2,959    1,455    5,004       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (4/28/2006)
Accumulation unit
value at beginning
of period                 $1.29      $1.16    $0.81    $1.09    $1.07    $1.00       --       --       --       --
Accumulation unit
value at end of
period                    $1.37      $1.29    $1.16    $0.81    $1.09    $1.07       --       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    291        321      461      402      788      585       --       --       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit
value at beginning
of period                 $1.82      $1.61    $1.05    $1.41    $1.39    $1.26    $1.22    $1.10    $0.89    $0.95
Accumulation unit
value at end of
period                    $1.91      $1.82    $1.61    $1.05    $1.41    $1.39    $1.26    $1.22    $1.10    $0.89
Number of
accumulation units
outstanding at end
of period (000
omitted)                    695        706      639      713    1,605    1,925    2,397    2,886    4,230    1,480
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit
value at beginning
of period                 $1.51      $1.34    $0.95    $1.17    $1.15    $1.07    $1.04    $1.00       --       --
Accumulation unit
value at end of
period                    $1.59      $1.51    $1.34    $0.95    $1.17    $1.15    $1.07    $1.04       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  1,306      1,132    5,111    2,233    2,599    2,358      493       --       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (9/15/1999)
Accumulation unit
value at beginning
of period                 $1.09      $0.96    $0.76    $1.28    $1.14    $0.92    $0.82    $0.70    $0.55    $0.67
Accumulation unit
value at end of
period                    $0.95      $1.09    $0.96    $0.76    $1.28    $1.14    $0.92    $0.82    $0.70    $0.55
Number of
accumulation units
outstanding at end
of period (000
omitted)                    363        399      910    1,080    1,307    1,343    1,252      848      143      488
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (9/15/1999)
Accumulation unit
value at beginning
of period                 $0.66      $0.57    $0.42    $0.75    $0.73    $0.67    $0.62    $0.57    $0.47    $0.64
Accumulation unit
value at end of
period                    $0.64      $0.66    $0.57    $0.42    $0.75    $0.73    $0.67    $0.62    $0.57    $0.47
Number of
accumulation units
outstanding at end
of period (000
omitted)                  1,358      1,192    2,260    2,601    3,768    6,049    6,193    2,153    1,664    1,064
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2006)
Accumulation unit
value at beginning
of period                 $1.10      $0.91    $0.72    $1.20    $1.02    $1.00       --       --       --       --
Accumulation unit
value at end of
period                    $1.06      $1.10    $0.91    $0.72    $1.20    $1.02       --       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    767        699    7,497    6,506    5,466    2,834       --       --       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2006)
Accumulation unit
value at beginning
of period                 $1.01      $0.89    $0.65    $1.27    $1.07    $1.00       --       --       --       --
Accumulation unit
value at end of
period                    $0.84      $1.01    $0.89    $0.65    $1.27    $1.07       --       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    509        459      810      730      772    2,194       --       --       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (5/1/2001)
Accumulation unit
value at beginning
of period                 $1.58      $1.26    $0.78    $1.41    $1.25    $1.26    $1.15    $1.06    $0.87    $1.01
Accumulation unit
value at end of
period                    $1.34      $1.58    $1.26    $0.78    $1.41    $1.25    $1.26    $1.15    $1.06    $0.87
Number of
accumulation units
outstanding at end
of period (000
omitted)                    124        238      363      242      268      450      655      523      578      328
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/2/2005)
Accumulation unit
value at beginning
of period                 $1.40      $1.15    $0.82    $1.50    $1.37    $1.20    $1.00       --       --       --
Accumulation unit
value at end of
period                    $1.28      $1.40    $1.15    $0.82    $1.50    $1.37    $1.20       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    467        338    1,292    1,658    1,406    2,575      115       --       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (5/1/2000)
Accumulation unit
value at beginning
of period                 $0.94      $0.83    $0.66    $1.05    $1.01    $0.88    $0.85    $0.77    $0.61    $0.79
Accumulation unit
value at end of
period                    $0.95      $0.94    $0.83    $0.66    $1.05    $1.01    $0.88    $0.85    $0.77    $0.61
Number of
accumulation units
outstanding at end
of period (000
omitted)                    127        314      741    1,447    1,022    1,170    2,054    1,958    1,381      973
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit
value at beginning
of period                 $1.21      $1.01    $0.81    $1.34    $1.35    $1.14    $1.10    $1.00       --       --
Accumulation unit
value at end of
period                    $1.18      $1.21    $1.01    $0.81    $1.34    $1.35    $1.14    $1.10       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    198        120      195       67       67      184       92       65       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (9/15/1999)
Accumulation unit
value at beginning
of period                 $1.82      $1.44    $1.04    $1.70    $1.79    $1.61    $1.54    $1.31    $0.89    $1.08
Accumulation unit
value at end of
period                    $1.66      $1.82    $1.44    $1.04    $1.70    $1.79    $1.61    $1.54    $1.31    $0.89
Number of
accumulation units
outstanding at end
of period (000
omitted)                    152         71       57      113      214      333      514      779      660      393
------------------------------------------------------------------------------------------------------------------



 86 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (9/15/1999)
Accumulation unit
value at beginning
of period                 $1.39      $1.36    $1.30    $1.34    $1.28    $1.24    $1.23    $1.22    $1.21    $1.15
Accumulation unit
value at end of
period                    $1.41      $1.39    $1.36    $1.30    $1.34    $1.28    $1.24    $1.23    $1.22    $1.21
Number of
accumulation units
outstanding at end
of period (000
omitted)                  1,843      1,670      825    1,394      817      493      688      870    1,097    1,275
------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit
value at beginning
of period                 $1.03      $0.89    $0.75    $1.13    $0.97    $1.00       --       --       --       --
Accumulation unit
value at end of
period                    $0.90      $1.03    $0.89    $0.75    $1.13    $0.97       --       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    617        533      605      506      677    1,600       --       --       --       --
------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit
value at beginning
of period                 $1.18      $1.08    $0.76    $1.04    $1.03    $1.00       --       --       --       --
Accumulation unit
value at end of
period                    $1.20      $1.18    $1.08    $0.76    $1.04    $1.03       --       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  1,730      1,433    2,787    2,025    2,116    2,567       --       --       --       --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit
value at beginning
of period                 $1.08      $0.93    $0.69    $1.21    $1.03    $1.00       --       --       --       --
Accumulation unit
value at end of
period                    $1.04      $1.08    $0.93    $0.69    $1.21    $1.03       --       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  2,496      2,532    4,368    8,518    7,443    6,582       --       --       --       --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit
value at beginning
of period                 $1.18      $1.04    $0.82    $1.42    $1.28    $1.14    $1.06    $1.01    $0.83    $1.00
Accumulation unit
value at end of
period                    $1.19      $1.18    $1.04    $0.82    $1.42    $1.28    $1.14    $1.06    $1.01    $0.83
Number of
accumulation units
outstanding at end
of period (000
omitted)                    438        473      805      963    1,126    1,624    1,338      994      432      233
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit
value at beginning
of period                 $2.55      $1.99    $1.43    $2.39    $2.08    $1.86    $1.59    $1.28    $0.93    $1.04
Accumulation unit
value at end of
period                    $2.26      $2.55    $1.99    $1.43    $2.39    $2.08    $1.86    $1.59    $1.28    $0.93
Number of
accumulation units
outstanding at end
of period (000
omitted)                  1,077      1,379    2,734    3,823    3,786    4,011    2,702    1,034      510      325
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit
value at beginning
of period                 $1.52      $1.35    $1.08    $1.93    $1.66    $1.42    $1.20    $1.06    $0.75    $0.95
Accumulation unit
value at end of
period                    $1.25      $1.52    $1.35    $1.08    $1.93    $1.66    $1.42    $1.20    $1.06    $0.75
Number of
accumulation units
outstanding at end
of period (000
omitted)                    464        548      558      771      890    1,130      728      573      205      324
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (9/15/1999)
Accumulation unit
value at beginning
of period                 $2.10      $1.75    $1.48    $2.58    $3.27    $2.73    $2.42    $1.85    $1.37    $1.35
Accumulation unit
value at end of
period                    $1.97      $2.10    $1.75    $1.48    $2.58    $3.27    $2.73    $2.42    $1.85    $1.37
Number of
accumulation units
outstanding at end
of period (000
omitted)                    163        203      232      262      688      836      667      487      349      205
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/15/1999)
Accumulation unit
value at beginning
of period                 $2.64      $2.07    $1.61    $2.42    $2.49    $2.14    $1.98    $1.61    $1.22    $1.35
Accumulation unit
value at end of
period                    $2.52      $2.64    $2.07    $1.61    $2.42    $2.49    $2.14    $1.98    $1.61    $1.22
Number of
accumulation units
outstanding at end
of period (000
omitted)                    212        215      352      465      576      738      593      414      242      282
------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (8/13/2001)
Accumulation unit
value at beginning
of period                 $1.36      $1.23    $0.98    $1.57    $1.53    $1.30    $1.18    $1.05    $0.85    $0.97
Accumulation unit
value at end of
period                    $1.34      $1.36    $1.23    $0.98    $1.57    $1.53    $1.30    $1.18    $1.05    $0.85
Number of
accumulation units
outstanding at end
of period (000
omitted)                    264        354      525      670      761      865      716      533      667      130
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit
value at beginning
of period                 $2.86      $2.30    $1.74    $2.78    $2.71    $2.34    $2.09    $1.67    $1.31    $1.38
Accumulation unit
value at end of
period                    $2.67      $2.86    $2.30    $1.74    $2.78    $2.71    $2.34    $2.09    $1.67    $1.31
Number of
accumulation units
outstanding at end
of period (000
omitted)                    611        738      922    1,060    2,008    2,339    1,930      834      639      450
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit
value at beginning
of period                 $0.98      $0.87    $0.72    $1.15    $1.18    $1.05    $0.99    $0.87    $0.67    $0.87
Accumulation unit
value at end of
period                    $1.01      $0.98    $0.87    $0.72    $1.15    $1.18    $1.05    $0.99    $0.87    $0.67
Number of
accumulation units
outstanding at end
of period (000
omitted)                    592        745      826    1,128    1,678    2,499    3,019    1,522      735      694
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (8/13/2001)
Accumulation unit
value at beginning
of period                 $0.99      $0.86    $0.72    $1.26    $1.14    $1.08    $1.00    $0.94    $0.73    $0.98
Accumulation unit
value at end of
period                    $0.90      $0.99    $0.86    $0.72    $1.26    $1.14    $1.08    $1.00    $0.94    $0.73
Number of
accumulation units
outstanding at end
of period (000
omitted)                    281        300      451      495      371      489    1,554      110       85        4
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Capital Growth Fund, Series II Shares on April 27, 2012.  In addition, Invesco Van Kampen V.I. Capital Growth
Fund, Series II Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (8/13/2001)
Accumulation unit
value at beginning
of period                 $1.43      $1.21    $0.86    $1.63    $1.48    $1.28    $1.18    $1.03    $0.77    $0.98
Accumulation unit
value at end of
period                    $1.31      $1.43    $1.21    $0.86    $1.63    $1.48    $1.28    $1.18    $1.03    $0.77
Number of
accumulation units
outstanding at end
of period (000
omitted)                     35         19       54       71      208      183      141      107      284      180
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Mid Cap Growth Fund, Series II Shares on April 27, 2012.
------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 87

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (4/29/2011)
Accumulation unit
value at beginning
of period                 $1.00         --       --       --       --       --       --       --       --       --
Accumulation unit
value at end of
period                    $0.92         --       --       --       --       --       --       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    100         --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit
value at beginning
of period                 $1.07      $1.02    $0.81    $1.14    $1.03    $1.00       --       --       --       --
Accumulation unit
value at end of
period                    $1.10      $1.07    $1.02    $0.81    $1.14    $1.03       --       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    103        132      403       73      115    1,114       --       --       --       --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/1/2005)
Accumulation unit
value at beginning
of period                 $1.40      $1.25    $0.93    $1.58    $1.39    $1.09    $1.00       --       --       --
Accumulation unit
value at end of
period                    $1.30      $1.40    $1.25    $0.93    $1.58    $1.39    $1.09       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    294        380    2,658    2,794    1,479      105        5       --       --       --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
Accumulation unit
value at beginning
of period                 $0.90      $0.75    $0.48    $0.86    $0.81    $0.73    $0.72    $0.69    $0.48    $0.91
Accumulation unit
value at end of
period                    $0.85      $0.90    $0.75    $0.48    $0.86    $0.81    $0.73    $0.72    $0.69    $0.48
Number of
accumulation units
outstanding at end
of period (000
omitted)                    506        618      411      351      275      418      532      249       96        3
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (2/4/2004)
Accumulation unit
value at beginning
of period                 $1.26      $1.09    $0.85    $1.34    $1.38    $1.19    $1.15    $1.00       --       --
Accumulation unit
value at end of
period                    $1.22      $1.26    $1.09    $0.85    $1.34    $1.38    $1.19    $1.15       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    788        719    2,639    3,700    3,639    4,892    3,642      641       --       --
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit
value at beginning
of period                 $0.98      $0.86    $0.63    $1.06    $1.00       --       --       --       --       --
Accumulation unit
value at end of
period                    $0.92      $0.98    $0.86    $0.63    $1.06       --       --       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    461        568    6,880    6,240    5,448       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (4/27/2007)
Accumulation unit
value at beginning
of period                 $1.06      $0.85    $0.60    $1.02    $1.00       --       --       --       --       --
Accumulation unit
value at end of
period                    $1.07      $1.06    $0.85    $0.60    $1.02       --       --       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                     49        109      136      127       65       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit
value at beginning
of period                 $0.76      $0.68    $0.49    $0.79    $0.71    $0.67    $0.64    $0.59    $0.49    $0.68
Accumulation unit
value at end of
period                    $0.76      $0.76    $0.68    $0.49    $0.79    $0.71    $0.67    $0.64    $0.59    $0.49
Number of
accumulation units
outstanding at end
of period (000
omitted)                    186        178      406      260      317      481      640      522      874      785
------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit
value at beginning
of period                 $1.35      $1.00    $0.62    $1.02    $1.01    $0.90    $0.86    $0.81    $0.61    $0.90
Accumulation unit
value at end of
period                    $1.20      $1.35    $1.00    $0.62    $1.02    $1.01    $0.90    $0.86    $0.81    $0.61
Number of
accumulation units
outstanding at end
of period (000
omitted)                    131        102      190       92      130      243      558      576      622      485
------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit
value at beginning
of period                 $2.11      $1.86    $1.41    $2.28    $1.80    $1.38    $1.19    $0.92    $0.68    $0.89
Accumulation unit
value at end of
period                    $2.23      $2.11    $1.86    $1.41    $2.28    $1.80    $1.38    $1.19    $0.92    $0.68
Number of
accumulation units
outstanding at end
of period (000
omitted)                    543        500      562      821      765    1,065      588      211      139      139
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit
value at beginning
of period                 $1.06      $0.87    $0.62    $1.12    $1.23    $1.00       --       --       --       --
Accumulation unit
value at end of
period                    $0.94      $1.06    $0.87    $0.62    $1.12    $1.23       --       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    467        451    1,794    1,961    1,463    1,473       --       --       --       --
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit
value at beginning
of period                 $1.31      $1.00    $0.64    $1.21    $0.99    $1.00       --       --       --       --
Accumulation unit
value at end of
period                    $1.21      $1.31    $1.00    $0.64    $1.21    $0.99       --       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    300        317      356      270      140    1,068       --       --       --       --
------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit
value at beginning
of period                 $0.93      $0.76    $0.57    $1.07    $1.05    $1.00       --       --       --       --
Accumulation unit
value at end of
period                    $0.81      $0.93    $0.76    $0.57    $1.07    $1.05       --       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    154        142    1,718    1,971    2,116    1,957       --       --       --       --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit
value at beginning
of period                 $1.53      $1.33    $0.96    $1.62    $1.53    $1.31    $1.16    $1.00       --       --
Accumulation unit
value at end of
period                    $1.39      $1.53    $1.33    $0.96    $1.62    $1.53    $1.31    $1.16       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    429        524      604      777    1,099    1,309      756      158       --       --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit
value at beginning
of period                 $1.45      $1.27    $1.08    $1.27    $1.16    $1.09    $1.07    $1.00       --       --
Accumulation unit
value at end of
period                    $1.45      $1.45    $1.27    $1.08    $1.27    $1.16    $1.09    $1.07       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  3,125      3,938    8,634    8,498    9,223    6,331    3,173      403       --       --
------------------------------------------------------------------------------------------------------------------



 88 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (2/4/2004)
Accumulation unit
value at beginning
of period                 $1.45      $1.18    $0.87    $1.41    $1.44    $1.26    $1.16    $1.00       --       --
Accumulation unit
value at end of
period                    $1.41      $1.45    $1.18    $0.87    $1.41    $1.44    $1.26    $1.16       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    394        368      717      646      676      773      643      432       --       --
------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit
value at beginning
of period                 $1.27      $1.13    $0.94    $1.12    $1.04    $1.00       --       --       --       --
Accumulation unit
value at end of
period                    $1.29      $1.27    $1.13    $0.94    $1.12    $1.04       --       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    700        590    3,431    4,628    4,555    4,105       --       --       --       --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit
value at beginning
of period                 $1.17      $1.15    $0.92    $1.11    $1.12    $1.10    $0.98    $0.92    $0.78    $0.98
Accumulation unit
value at end of
period                    $1.15      $1.17    $1.15    $0.92    $1.11    $1.12    $1.10    $0.98    $0.92    $0.78
Number of
accumulation units
outstanding at end
of period (000
omitted)                     50         40       27      111       67      195      218       67      170      145
------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit
value at beginning
of period                 $1.34      $1.23    $0.99    $1.78    $1.65    $1.30    $1.16    $1.01    $0.79    $0.96
Accumulation unit
value at end of
period                    $1.11      $1.34    $1.23    $0.99    $1.78    $1.65    $1.30    $1.16    $1.01    $0.79
Number of
accumulation units
outstanding at end
of period (000
omitted)                     24         32       57       91       69      164      145      194      207      881
------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit
value at beginning
of period                 $1.13      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
value at end of
period                    $1.07      $1.13       --       --       --       --       --       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    123        139       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
value at beginning
of period                 $1.12      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
value at end of
period                    $1.08      $1.12       --       --       --       --       --       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  1,257        395       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
value at beginning
of period                 $1.12      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
value at end of
period                    $1.09      $1.12       --       --       --       --       --       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                 18,860     26,354       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
value at beginning
of period                 $1.05      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
value at end of
period                    $1.08      $1.05       --       --       --       --       --       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  1,443      1,174       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
value at beginning
of period                 $1.05      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
value at end of
period                    $1.08      $1.05       --       --       --       --       --       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  4,175      8,371       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2006)
Accumulation unit
value at beginning
of period                 $1.00      $0.90    $0.69    $1.13    $1.09    $1.00       --       --       --       --
Accumulation unit
value at end of
period                    $0.96      $1.00    $0.90    $0.69    $1.13    $1.09       --       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    264        276    7,045    4,641    3,570    3,666       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit
value at beginning
of period                 $1.42      $1.17    $0.86    $1.37    $1.30    $1.13    $1.13    $1.00       --       --
Accumulation unit
value at end of
period                    $1.32      $1.42    $1.17    $0.86    $1.37    $1.30    $1.13    $1.13       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    127        115      176       74      115       77      235      182       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
value at beginning
of period                 $1.10      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
value at end of
period                    $1.09      $1.10       --       --       --       --       --       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  4,194        507       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
value at beginning
of period                 $1.10      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
value at end of
period                    $1.09      $1.10       --       --       --       --       --       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                 21,448     21,627       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
value at beginning
of period                 $1.11      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
value at end of
period                    $1.09      $1.11       --       --       --       --       --       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  1,064      2,007       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
value at beginning
of period                 $1.12      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
value at end of
period                    $1.09      $1.12       --       --       --       --       --       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                 26,294     23,294       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 89

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
value at beginning
of period                 $1.07      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
value at end of
period                    $1.09      $1.07       --       --       --       --       --       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  1,471         --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
value at beginning
of period                 $1.07      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
value at end of
period                    $1.09      $1.07       --       --       --       --       --       --       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  9,103      5,162       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (8/14/2001)
Accumulation unit
value at beginning
of period                 $2.08      $1.68    $1.24    $1.82    $1.92    $1.61    $1.53    $1.28    $0.93    $1.07
Accumulation unit
value at end of
period                    $1.98      $2.08    $1.68    $1.24    $1.82    $1.92    $1.61    $1.53    $1.28    $0.93
Number of
accumulation units
outstanding at end
of period (000
omitted)                    542        707    3,210    3,353    3,487    2,495    2,068      860      982      627
------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (9/15/1999)
Accumulation unit
value at beginning
of period                 $2.67      $2.15    $1.44    $2.67    $2.31    $1.69    $1.40    $1.08    $0.73    $0.85
Accumulation unit
value at end of
period                    $2.27      $2.67    $2.15    $1.44    $2.67    $2.31    $1.69    $1.40    $1.08    $0.73
Number of
accumulation units
outstanding at end
of period (000
omitted)                    992      1,120    2,334    2,433    2,932    3,471    2,814    1,701    1,136    1,484
------------------------------------------------------------------------------------------------------------------
WANGER USA (9/15/1999)
Accumulation unit
value at beginning
of period                 $2.09      $1.71    $1.21    $2.01    $1.92    $1.79    $1.62    $1.37    $0.96    $1.17
Accumulation unit
value at end of
period                    $2.01      $2.09    $1.71    $1.21    $2.01    $1.92    $1.79    $1.62    $1.37    $0.96
Number of
accumulation units
outstanding at end
of period (000
omitted)                    895      1,057    2,350    3,272    3,659    3,852    2,709    1,415    1,250      847
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (2/4/2004)
Accumulation unit
value at beginning
of period                 $1.43      $1.23    $1.07    $1.84    $1.62    $1.32    $1.15    $1.00       --       --
Accumulation unit
value at end of
period                    $1.23      $1.43    $1.23    $1.07    $1.84    $1.62    $1.32    $1.15       --       --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    311        337    2,398      408      500      669      661       76       --       --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (8/13/2001)
Accumulation unit
value at beginning
of period                 $1.57      $1.28    $0.87    $1.46    $1.38    $1.23    $1.15    $0.98    $0.72    $0.99
Accumulation unit
value at end of
period                    $1.48      $1.57    $1.28    $0.87    $1.46    $1.38    $1.23    $1.15    $0.98    $0.72
Number of
accumulation units
outstanding at end
of period (000
omitted)                    148        121      298      182      331      421      467      408      445      314
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (5/1/2001)
Accumulation unit
value at beginning
of period                 $1.51      $1.20    $0.79    $1.35    $1.20    $0.98    $0.93    $0.82    $0.58    $0.94
Accumulation unit
value at end of
period                    $1.43      $1.51    $1.20    $0.79    $1.35    $1.20    $0.98    $0.93    $0.82    $0.58
Number of
accumulation units
outstanding at end
of period (000
omitted)                    160        198      225      258      231       84       35       10       10        6
------------------------------------------------------------------------------------------------------------------
VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit
  value at beginning
  of period               $1.26      $1.07    $0.71    $1.36    $1.14    $1.06    $1.00       --       --       --
Accumulation unit
  value at end of
  period                  $0.96      $1.26    $1.07    $0.71    $1.36    $1.14    $1.06       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                3,348      4,452    5,299    3,750    4,111   14,120    2,021       --       --       --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit
  value at beginning
  of period               $1.06      $0.95    $0.80    $1.35    $1.30    $1.12    $1.08    $0.98    $0.74    $0.96
Accumulation unit
  value at end of
  period                  $1.12      $1.06    $0.95    $0.80    $1.35    $1.30    $1.12    $1.08    $0.98    $0.74
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               48,468     55,671   68,595   84,420  116,725  135,093  149,316  125,010   82,114   43,189
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit
  value at beginning
  of period               $1.69      $1.63    $1.23    $2.64    $2.52    $1.88    $1.63    $1.31    $0.92    $0.98
Accumulation unit
  value at end of
  period                  $1.35      $1.69    $1.63    $1.23    $2.64    $2.52    $1.88    $1.63    $1.31    $0.92
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               83,009    102,937  150,692  202,780  217,241  203,016  153,107   70,504   34,604   12,313
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (8/13/2001)
Accumulation unit
  value at beginning
  of period               $1.37      $1.22    $0.92    $1.68    $1.44    $1.16    $1.03    $0.91    $0.73    $0.93
Accumulation unit
  value at end of
  period                  $1.19      $1.37    $1.22    $0.92    $1.68    $1.44    $1.16    $1.03    $0.91    $0.73
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               19,142     22,872   26,575   32,736   42,202   45,349   43,612   34,180   21,555   11,378
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit
  value at beginning
  of period               $1.03      $0.87    $0.68    $0.90    $1.00       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.01      $1.03    $0.87    $0.68    $0.90       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               11,208     12,924   48,044   54,402   56,815       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit
  value at beginning
  of period               $1.06      $0.92    $0.69    $1.19    $0.99    $1.04    $1.00       --       --       --
Accumulation unit
  value at end of
  period                  $1.06      $1.06    $0.92    $0.69    $1.19    $0.99    $1.04       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               10,122     11,063   11,805   12,809   13,321   78,916   10,074       --       --       --
------------------------------------------------------------------------------------------------------------------



 90 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (8/13/2001)
Accumulation unit
  value at beginning
  of period               $1.45      $1.29    $1.08    $1.49    $1.59    $1.35    $1.30    $1.15    $0.90    $1.04
Accumulation unit
  value at end of
  period                  $1.45      $1.45    $1.29    $1.08    $1.49    $1.59    $1.35    $1.30    $1.15    $0.90
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               56,802     64,096   72,598   82,749  118,591  136,167  142,660  110,681   74,984   42,497
------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (5/1/2000)
Accumulation unit
  value at beginning
  of period               $1.07      $0.97    $0.78    $1.14    $1.12    $1.04    $0.99    $0.92    $0.78    $0.89
Accumulation unit
  value at end of
  period                  $1.12      $1.07    $0.97    $0.78    $1.14    $1.12    $1.04    $0.99    $0.92    $0.78
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               12,719     14,304   15,940   18,431   21,893   24,975   23,850   20,551   15,315    9,520
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (9/15/1999)
Accumulation unit
  value at beginning
  of period               $1.19      $1.07    $0.86    $1.24    $1.23    $1.08    $1.05    $0.97    $0.81    $0.94
Accumulation unit
  value at end of
  period                  $1.21      $1.19    $1.07    $0.86    $1.24    $1.23    $1.08    $1.05    $0.97    $0.81
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               53,355     61,921   74,529   61,707   86,628   89,309   92,705   84,704   79,035   64,273
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (9/15/1999)
Accumulation unit
  value at beginning
  of period               $1.21      $1.22    $1.22    $1.20    $1.16    $1.12    $1.10    $1.10    $1.10    $1.09
Accumulation unit
  value at end of
  period                  $1.20      $1.21    $1.22    $1.22    $1.20    $1.16    $1.12    $1.10    $1.10    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              124,252    134,040  197,288  399,214  286,121  258,492  193,996  187,100  203,753  255,251
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit
  value at beginning
  of period               $1.59      $1.48    $1.30    $1.40    $1.34    $1.30    $1.28    $1.23    $1.19    $1.13
Accumulation unit
  value at end of
  period                  $1.69      $1.59    $1.48    $1.30    $1.40    $1.34    $1.30    $1.28    $1.23    $1.19
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              232,229    282,705  638,984  610,707  599,680  511,100  332,677  221,377  188,939  154,530
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (9/15/1999)
Accumulation unit
  value at beginning
  of period               $1.68      $1.45    $1.15    $1.94    $1.81    $1.52    $1.35    $1.15    $0.82    $1.02
Accumulation unit
  value at end of
  period                  $1.59      $1.68    $1.45    $1.15    $1.94    $1.81    $1.52    $1.35    $1.15    $0.82
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              206,688    256,449  508,061  530,216  560,416  585,144  408,559  255,776  134,486   86,442
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (9/15/1999)
Accumulation unit
  value at beginning
  of period               $0.80      $0.69    $0.56    $0.98    $0.96    $0.84    $0.79    $0.75    $0.59    $0.76
Accumulation unit
  value at end of
  period                  $0.84      $0.80    $0.69    $0.56    $0.98    $0.96    $0.84    $0.79    $0.75    $0.59
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              186,291    218,715  257,537  301,682  383,078  450,207  263,828  130,790   69,981   52,124
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (5/1/2000)
Accumulation unit
  value at beginning
  of period               $2.65      $2.23    $1.29    $2.81    $2.05    $1.54    $1.16    $0.94    $0.68    $0.72
Accumulation unit
  value at end of
  period                  $2.08      $2.65    $2.23    $1.29    $2.81    $2.05    $1.54    $1.16    $0.94    $0.68
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               46,641     56,730   80,593  111,551   89,546   89,672   75,520   22,549    8,256    4,750
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit
  value at beginning
  of period               $1.78      $1.68    $1.52    $1.54    $1.44    $1.36    $1.44    $1.32    $1.18    $1.03
Accumulation unit
  value at end of
  period                  $1.85      $1.78    $1.68    $1.52    $1.54    $1.44    $1.36    $1.44    $1.32    $1.18
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               73,158     88,623  195,536  201,728  204,316  169,931  130,135   82,347   51,936   31,133
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit
  value at beginning
  of period               $1.23      $1.19    $1.12    $1.13    $1.05    $1.05    $1.03    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.34      $1.23    $1.19    $1.12    $1.13    $1.05    $1.05    $1.03       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               82,435     92,837  302,524  171,393  147,400  161,490   91,038    2,274       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (4/28/2006)
Accumulation unit
  value at beginning
  of period               $1.28      $1.15    $0.81    $1.08    $1.07    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.36      $1.28    $1.15    $0.81    $1.08    $1.07       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               22,116     24,711   27,889   31,527   41,917   48,099       --       --       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit
  value at beginning
  of period               $1.78      $1.57    $1.03    $1.39    $1.37    $1.25    $1.21    $1.09    $0.88    $0.95
Accumulation unit
  value at end of
  period                  $1.87      $1.78    $1.57    $1.03    $1.39    $1.37    $1.25    $1.21    $1.09    $0.88
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               91,967    111,083  137,350  147,297  218,538  251,768  262,154  242,254  177,150   93,845
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit
  value at beginning
  of period               $1.49      $1.33    $0.94    $1.16    $1.14    $1.07    $1.04    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.57      $1.49    $1.33    $0.94    $1.16    $1.14    $1.07    $1.04       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               49,398     56,452  229,076  128,653  116,516  109,316   29,477    1,052       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (9/15/1999)
Accumulation unit
  value at beginning
  of period               $1.06      $0.94    $0.74    $1.26    $1.12    $0.91    $0.81    $0.69    $0.55    $0.67
Accumulation unit
  value at end of
  period                  $0.92      $1.06    $0.94    $0.74    $1.26    $1.12    $0.91    $0.81    $0.69    $0.55
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               32,942     39,494   48,442   55,412   75,421   80,961   77,787   51,446   23,614   20,012
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (9/15/1999)
Accumulation unit
  value at beginning
  of period               $0.65      $0.56    $0.41    $0.75    $0.73    $0.66    $0.62    $0.57    $0.48    $0.65
Accumulation unit
  value at end of
  period                  $0.63      $0.65    $0.56    $0.41    $0.75    $0.73    $0.66    $0.62    $0.57    $0.48
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              104,494    124,302  147,034  180,650  283,769  326,108  323,849  191,140  192,314  135,693
------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 91

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.09      $0.90    $0.72    $1.19    $1.02    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.05      $1.09    $0.90    $0.72    $1.19    $1.02       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               70,116     86,635  378,240  310,527  204,077  121,798       --       --       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.00      $0.89    $0.65    $1.27    $1.07    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.83      $1.00    $0.89    $0.65    $1.27    $1.07       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               20,933     26,527   32,788   41,006   32,112   59,299       --       --       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (5/1/2001)
Accumulation unit
  value at beginning
  of period               $1.53      $1.22    $0.75    $1.37    $1.22    $1.23    $1.12    $1.04    $0.85    $1.00
Accumulation unit
  value at end of
  period                  $1.29      $1.53    $1.22    $0.75    $1.37    $1.22    $1.23    $1.12    $1.04    $0.85
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               28,726     34,995   40,215   38,730   50,337   62,826   47,283   53,376   42,780   16,388
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/2/2005)
Accumulation unit
  value at beginning
  of period               $1.38      $1.14    $0.81    $1.49    $1.36    $1.19    $1.00       --       --       --
Accumulation unit
  value at end of
  period                  $1.26      $1.38    $1.14    $0.81    $1.49    $1.36    $1.19       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               25,903     33,723   57,405   76,989   71,709  101,239    6,605       --       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (5/1/2000)
Accumulation unit
  value at beginning
  of period               $0.93      $0.81    $0.65    $1.04    $1.00    $0.87    $0.84    $0.77    $0.61    $0.79
Accumulation unit
  value at end of
  period                  $0.93      $0.93    $0.81    $0.65    $1.04    $1.00    $0.87    $0.84    $0.77    $0.61
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               65,653     77,987   91,208  100,420  127,010  139,008  154,949  144,039  103,587   64,771
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.19      $1.00    $0.80    $1.33    $1.34    $1.14    $1.10    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.17      $1.19    $1.00    $0.80    $1.33    $1.34    $1.14    $1.10       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                9,950     10,640    6,269    5,696    7,988    7,937    6,232    3,498       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (9/15/1999)
Accumulation unit
  value at beginning
  of period               $1.79      $1.42    $1.03    $1.68    $1.77    $1.60    $1.53    $1.30    $0.89    $1.08
Accumulation unit
  value at end of
  period                  $1.63      $1.79    $1.42    $1.03    $1.68    $1.77    $1.60    $1.53    $1.30    $0.89
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               16,466     19,549   21,859   26,621   38,095   49,721   59,243   61,563   44,627   29,202
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (9/15/1999)
Accumulation unit
  value at beginning
  of period               $1.36      $1.33    $1.27    $1.31    $1.25    $1.22    $1.21    $1.21    $1.20    $1.14
Accumulation unit
  value at end of
  period                  $1.37      $1.36    $1.33    $1.27    $1.31    $1.25    $1.22    $1.21    $1.21    $1.20
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               78,480     95,906  109,059  125,698  120,018  125,729  145,087  160,725  155,718  124,866
------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.02      $0.88    $0.74    $1.13    $0.97    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.89      $1.02    $0.88    $0.74    $1.13    $0.97       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               38,081     37,446   39,767   30,400   17,045   51,380       --       --       --       --
------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.17      $1.08    $0.75    $1.04    $1.03    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.19      $1.17    $1.08    $0.75    $1.04    $1.03       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               74,599     74,514  162,181  119,741  111,086  103,830       --       --       --       --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.07      $0.92    $0.68    $1.20    $1.03    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.03      $1.07    $0.92    $0.68    $1.20    $1.03       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              162,922    192,769  269,589  398,515  294,643  244,121       --       --       --       --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit
  value at beginning
  of period               $1.16      $1.02    $0.81    $1.40    $1.26    $1.13    $1.06    $1.01    $0.82    $1.00
Accumulation unit
  value at end of
  period                  $1.17      $1.16    $1.02    $0.81    $1.40    $1.26    $1.13    $1.06    $1.01    $0.82
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               65,028     77,301   92,559  113,690  148,743  173,861  189,109  187,351  119,284   48,686
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit
  value at beginning
  of period               $2.50      $1.96    $1.41    $2.36    $2.06    $1.85    $1.58    $1.27    $0.93    $1.04
Accumulation unit
  value at end of
  period                  $2.21      $2.50    $1.96    $1.41    $2.36    $2.06    $1.85    $1.58    $1.27    $0.93
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              109,162    132,015  187,652  236,346  264,423  290,678  260,492  188,565  109,647   50,458
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit
  value at beginning
  of period               $1.49      $1.33    $1.06    $1.91    $1.64    $1.40    $1.19    $1.06    $0.75    $0.95
Accumulation unit
  value at end of
  period                  $1.22      $1.49    $1.33    $1.06    $1.91    $1.64    $1.40    $1.19    $1.06    $0.75
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               30,682     36,566   43,314   53,513   66,434   74,339   70,878   66,935   31,322   13,157
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (9/15/1999)
Accumulation unit
  value at beginning
  of period               $2.06      $1.71    $1.45    $2.53    $3.23    $2.70    $2.39    $1.83    $1.36    $1.34
Accumulation unit
  value at end of
  period                  $1.93      $2.06    $1.71    $1.45    $2.53    $3.23    $2.70    $2.39    $1.83    $1.36
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               36,714     42,372   50,767   62,873   93,100  128,540  139,618  120,456   87,330   59,317
------------------------------------------------------------------------------------------------------------------



 92 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/15/1999)
Accumulation unit
  value at beginning
  of period               $2.58      $2.02    $1.58    $2.38    $2.45    $2.11    $1.96    $1.59    $1.21    $1.35
Accumulation unit
  value at end of
  period                  $2.46      $2.58    $2.02    $1.58    $2.38    $2.45    $2.11    $1.96    $1.59    $1.21
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               28,384     34,971   42,025   52,033   66,946   78,886   78,073   59,293   43,978   29,743
------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (8/13/2001)
Accumulation unit
  value at beginning
  of period               $1.34      $1.21    $0.97    $1.55    $1.51    $1.29    $1.17    $1.05    $0.85    $0.97
Accumulation unit
  value at end of
  period                  $1.32      $1.34    $1.21    $0.97    $1.55    $1.51    $1.29    $1.17    $1.05    $0.85
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               41,319     50,331   57,678   68,255   94,998   90,391   69,986   45,710   26,370   10,942
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit
  value at beginning
  of period               $2.80      $2.26    $1.71    $2.73    $2.67    $2.31    $2.07    $1.65    $1.30    $1.37
Accumulation unit
  value at end of
  period                  $2.60      $2.80    $2.26    $1.71    $2.73    $2.67    $2.31    $2.07    $1.65    $1.30
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               52,628     64,121   78,043   97,291  139,637  163,687  174,918  115,616   83,015   56,079
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit
  value at beginning
  of period               $0.96      $0.85    $0.71    $1.14    $1.16    $1.04    $0.98    $0.86    $0.67    $0.86
Accumulation unit
  value at end of
  period                  $0.99      $0.96    $0.85    $0.71    $1.14    $1.16    $1.04    $0.98    $0.86    $0.67
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               73,864     90,486  108,298  131,282  187,585  231,223  248,935  128,074   83,166   71,820
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (8/13/2001)
Accumulation unit
  value at beginning
  of period               $0.97      $0.85    $0.71    $1.25    $1.12    $1.07    $0.99    $0.94    $0.73    $0.98
Accumulation unit
  value at end of
  period                  $0.89      $0.97    $0.85    $0.71    $1.25    $1.12    $1.07    $0.99    $0.94    $0.73
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               50,789     59,537   67,782   76,677   90,475  109,952  134,591   39,117   20,015   11,313
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Capital Growth Fund, Series II Shares on April 27, 2012.  In addition, Invesco Van Kampen V.I. Capital Growth
Fund, Series II Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (8/13/2001)
Accumulation unit
  value at beginning
  of period               $1.40      $1.19    $0.84    $1.61    $1.47    $1.27    $1.17    $1.02    $0.76    $0.98
Accumulation unit
  value at end of
  period                  $1.29      $1.40    $1.19    $0.84    $1.61    $1.47    $1.27    $1.17    $1.02    $0.76
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                8,525     10,525   13,229   16,534   23,253   25,868   24,349   20,043   10,924    6,981
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
  Mid Cap Growth Fund, Series II Shares on April 27, 2012.
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (4/29/2011)
Accumulation unit
  value at beginning
  of period               $1.00         --       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.92         --       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                7,943         --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.06      $1.01    $0.80    $1.13    $1.02    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.09      $1.06    $1.01    $0.80    $1.13    $1.02       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                7,312      7,456    8,089    8,014    5,881   33,923       --       --       --       --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/1/2005)
Accumulation unit
  value at beginning
  of period               $1.39      $1.24    $0.93    $1.57    $1.39    $1.09    $1.00       --       --       --
Accumulation unit
  value at end of
  period                  $1.28      $1.39    $1.24    $0.93    $1.57    $1.39    $1.09       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               30,304     36,189  128,526   99,290   48,018    1,744      127       --       --       --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
Accumulation unit
  value at beginning
  of period               $0.88      $0.73    $0.47    $0.85    $0.80    $0.73    $0.72    $0.69    $0.48    $0.91
Accumulation unit
  value at end of
  period                  $0.83      $0.88    $0.73    $0.47    $0.85    $0.80    $0.73    $0.72    $0.69    $0.48
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               19,212     21,966   21,730   19,001   21,716   25,440   31,926   14,454    7,882    3,769
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.24      $1.08    $0.85    $1.33    $1.37    $1.19    $1.15    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.20      $1.24    $1.08    $0.85    $1.33    $1.37    $1.19    $1.15       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               86,061    100,324  178,986  227,595  224,730  258,223  203,272   36,974       --       --
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit
  value at beginning
  of period               $0.97      $0.85    $0.63    $1.06    $1.00       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.91      $0.97    $0.85    $0.63    $1.06       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               22,462     31,752  305,123  238,472  154,650       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (4/27/2007)
Accumulation unit
  value at beginning
  of period               $1.06      $0.85    $0.60    $1.02    $1.00       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.06      $1.06    $0.85    $0.60    $1.02       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,187      1,271    1,551    1,524    1,080       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit
  value at beginning
  of period               $0.74      $0.67    $0.48    $0.77    $0.70    $0.66    $0.64    $0.59    $0.48    $0.68
Accumulation unit
  value at end of
  period                  $0.74      $0.74    $0.67    $0.48    $0.77    $0.70    $0.66    $0.64    $0.59    $0.48
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               47,281     57,389   67,421   63,755   80,158  100,533  117,493  108,239   91,666   69,576
------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 93

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit
  value at beginning
  of period               $1.32      $0.98    $0.61    $1.01    $0.99    $0.89    $0.85    $0.81    $0.61    $0.90
Accumulation unit
  value at end of
  period                  $1.17      $1.32    $0.98    $0.61    $1.01    $0.99    $0.89    $0.85    $0.81    $0.61
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               25,583     25,934   28,887   32,039   42,261   51,188   62,995   77,406   74,690   59,272
------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit
  value at beginning
  of period               $2.07      $1.83    $1.39    $2.25    $1.78    $1.37    $1.18    $0.92    $0.68    $0.89
Accumulation unit
  value at end of
  period                  $2.18      $2.07    $1.83    $1.39    $2.25    $1.78    $1.37    $1.18    $0.92    $0.68
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               46,187     47,357   56,324   67,989   78,212   71,164   55,870   28,362   18,051   10,543
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.05      $0.86    $0.61    $1.11    $1.23    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.93      $1.05    $0.86    $0.61    $1.11    $1.23       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               22,051     25,144   67,174   88,969   51,109   51,499       --       --       --       --
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.30      $0.99    $0.64    $1.20    $0.99    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.20      $1.30    $0.99    $0.64    $1.20    $0.99       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               18,214     17,947   18,479   17,546   14,940   37,273       --       --       --       --
------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit
  value at beginning
  of period               $0.92      $0.76    $0.57    $1.07    $1.04    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.80      $0.92    $0.76    $0.57    $1.07    $1.04       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                8,478      9,073   75,726   78,811   64,614   57,067       --       --       --       --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.51      $1.31    $0.95    $1.60    $1.52    $1.31    $1.16    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.37      $1.51    $1.31    $0.95    $1.60    $1.52    $1.31    $1.16       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               26,339     29,183   31,543   36,705   48,173   51,514   33,811   11,540       --       --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.43      $1.25    $1.07    $1.26    $1.16    $1.09    $1.07    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.43      $1.43    $1.25    $1.07    $1.26    $1.16    $1.09    $1.07       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              225,204    265,863  519,119  569,070  536,032  339,587  150,945   22,945       --       --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.43      $1.17    $0.86    $1.40    $1.43    $1.26    $1.15    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.38      $1.43    $1.17    $0.86    $1.40    $1.43    $1.26    $1.15       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               16,342     19,999   23,658   27,205   34,265   34,462   18,592    7,652       --       --
------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.26      $1.13    $0.93    $1.12    $1.04    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.28      $1.26    $1.13    $0.93    $1.12    $1.04       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               69,382     75,522  218,702  228,912  161,214  154,199       --       --       --       --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit
  value at beginning
  of period               $1.15      $1.13    $0.90    $1.10    $1.11    $1.09    $0.97    $0.91    $0.78    $0.98
Accumulation unit
  value at end of
  period                  $1.13      $1.15    $1.13    $0.90    $1.10    $1.11    $1.09    $0.97    $0.91    $0.78
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                9,058     10,511   12,725   15,248   19,770   25,848   27,299   21,518   18,023   11,416
------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit
  value at beginning
  of period               $1.32      $1.21    $0.98    $1.75    $1.63    $1.29    $1.15    $1.00    $0.78    $0.96
Accumulation unit
  value at end of
  period                  $1.09      $1.32    $1.21    $0.98    $1.75    $1.63    $1.29    $1.15    $1.00    $0.78
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               11,088     13,460   16,372   20,502   29,411   34,316   37,980   40,598   38,012   20,773
------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit
  value at beginning
  of period               $1.13      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.07      $1.13       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               14,126     17,030       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.12      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.08      $1.12       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               57,559     22,643       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.12      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.08      $1.12       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              258,558    287,015       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.05      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.07      $1.05       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               81,730     19,114       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------



 94 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.05      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.07      $1.05       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              212,474    171,495       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2006)
Accumulation unit
  value at beginning
  of period               $0.98      $0.89    $0.68    $1.12    $1.09    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.94      $0.98    $0.89    $0.68    $1.12    $1.09       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               18,111     24,428  303,537  183,635  117,605  123,150       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.40      $1.16    $0.85    $1.36    $1.29    $1.12    $1.12    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.30      $1.40    $1.16    $0.85    $1.36    $1.29    $1.12    $1.12       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                4,276      4,535    5,203    6,409    9,188    9,786   10,247    4,730       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.10      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.09      $1.10       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              318,883    150,412       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.10      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.09      $1.10       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)            1,448,513  1,625,658       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.11      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.09      $1.11       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              181,157     85,099       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.11      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.09      $1.11       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              998,828  1,122,490       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.07      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.08      $1.07       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              149,512     53,054       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.07      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.08      $1.07       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              439,108    454,692       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (8/14/2001)
Accumulation unit
  value at beginning
  of period               $2.05      $1.66    $1.22    $1.80    $1.91    $1.60    $1.52    $1.28    $0.93    $1.07
Accumulation unit
  value at end of
  period                  $1.94      $2.05    $1.66    $1.22    $1.80    $1.91    $1.60    $1.52    $1.28    $0.93
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               39,424     48,893  149,191  156,845  148,793  126,637  127,559   90,541   67,609   43,199
------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (9/15/1999)
Accumulation unit
  value at beginning
  of period               $2.61      $2.11    $1.42    $2.62    $2.27    $1.67    $1.38    $1.07    $0.72    $0.85
Accumulation unit
  value at end of
  period                  $2.21      $2.61    $2.11    $1.42    $2.62    $2.27    $1.67    $1.38    $1.07    $0.72
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               66,511     80,435  131,326  142,736  164,570  186,862  170,230  104,567   66,022   43,554
------------------------------------------------------------------------------------------------------------------
WANGER USA (9/15/1999)
Accumulation unit
  value at beginning
  of period               $2.05      $1.67    $1.18    $1.98    $1.89    $1.77    $1.60    $1.36    $0.96    $1.16
Accumulation unit
  value at end of
  period                  $1.96      $2.05    $1.67    $1.18    $1.98    $1.89    $1.77    $1.60    $1.36    $0.96
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               84,309    102,578  155,213  176,483  212,646  235,960  241,623  184,961  129,824   78,311
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.41      $1.22    $1.06    $1.83    $1.61    $1.32    $1.15    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.21      $1.41    $1.22    $1.06    $1.83    $1.61    $1.32    $1.15       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               16,786     20,616  113,414   12,645   16,521   19,055   15,273    4,245       --       --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (8/13/2001)
Accumulation unit
  value at beginning
  of period               $1.54      $1.26    $0.86    $1.44    $1.36    $1.22    $1.14    $0.97    $0.72    $0.99
Accumulation unit
  value at end of
  period                  $1.45      $1.54    $1.26    $0.86    $1.44    $1.36    $1.22    $1.14    $0.97    $0.72
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               21,795     16,904   19,019   22,799   30,772   36,471   41,049   43,145   38,865   25,397
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (5/1/2001)
Accumulation unit
  value at beginning
  of period               $1.48      $1.18    $0.78    $1.34    $1.18    $0.97    $0.92    $0.81    $0.58    $0.94
Accumulation unit
  value at end of
  period                  $1.40      $1.48    $1.18    $0.78    $1.34    $1.18    $0.97    $0.92    $0.81    $0.58
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               20,502     28,351   31,042   29,488   35,670   25,726   19,618   22,185   19,289    9,992
------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 95

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit
  value at beginning
  of period               $1.25      $1.07    $0.70    $1.35    $1.14    $1.06    $1.00       --       --       --
Accumulation unit
  value at end of
  period                  $0.95      $1.25    $1.07    $0.70    $1.35    $1.14    $1.06       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,642      2,571    3,654    2,593    2,415    5,609      801       --       --       --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit
  value at beginning
  of period               $1.04      $0.93    $0.78    $1.34    $1.29    $1.11    $1.07    $0.97    $0.74    $0.96
Accumulation unit
  value at end of
  period                  $1.10      $1.04    $0.93    $0.78    $1.34    $1.29    $1.11    $1.07    $0.97    $0.74
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               28,840     33,656   41,871   53,105   74,246   84,552   91,924   75,935   54,358   29,770
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit
  value at beginning
  of period               $1.66      $1.61    $1.21    $2.61    $2.49    $1.86    $1.61    $1.31    $0.92    $0.98
Accumulation unit
  value at end of
  period                  $1.32      $1.66    $1.61    $1.21    $2.61    $2.49    $1.86    $1.61    $1.31    $0.92
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               49,799     63,534   93,058  122,930  135,634  127,479   94,909   44,705   24,114    9,270
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (8/13/2001)
Accumulation unit
  value at beginning
  of period               $1.34      $1.20    $0.91    $1.66    $1.42    $1.15    $1.03    $0.90    $0.73    $0.93
Accumulation unit
  value at end of
  period                  $1.17      $1.34    $1.20    $0.91    $1.66    $1.42    $1.15    $1.03    $0.90    $0.73
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               10,596     12,837   15,628   19,242   25,059   26,700   27,136   22,031   15,471    8,200
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit
  value at beginning
  of period               $1.02      $0.87    $0.67    $0.90    $1.00       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.00      $1.02    $0.87    $0.67    $0.90       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                7,355      8,798   25,355   30,504   28,466       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit
  value at beginning
  of period               $1.05      $0.91    $0.69    $1.19    $0.99    $1.04    $1.00       --       --       --
Accumulation unit
  value at end of
  period                  $1.05      $1.05    $0.91    $0.69    $1.19    $0.99    $1.04       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                5,322      5,909    6,957    7,931    8,170   35,411    4,856       --       --       --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (8/13/2001)
Accumulation unit
  value at beginning
  of period               $1.42      $1.27    $1.07    $1.47    $1.57    $1.34    $1.29    $1.14    $0.89    $1.04
Accumulation unit
  value at end of
  period                  $1.42      $1.42    $1.27    $1.07    $1.47    $1.57    $1.34    $1.29    $1.14    $0.89
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               36,454     41,940   48,731   56,747   81,683   93,343   95,710   71,318   50,607   30,523
------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (5/1/2000)
Accumulation unit
  value at beginning
  of period               $1.05      $0.95    $0.76    $1.12    $1.10    $1.02    $0.98    $0.91    $0.77    $0.89
Accumulation unit
  value at end of
  period                  $1.09      $1.05    $0.95    $0.76    $1.12    $1.10    $1.02    $0.98    $0.91    $0.77
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                6,505      8,238    9,852   12,240   17,034   19,334   19,301   17,682   14,100    9,832
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (9/15/1999)
Accumulation unit
  value at beginning
  of period               $1.16      $1.04    $0.85    $1.22    $1.21    $1.07    $1.04    $0.96    $0.80    $0.93
Accumulation unit
  value at end of
  period                  $1.18      $1.16    $1.04    $0.85    $1.22    $1.21    $1.07    $1.04    $0.96    $0.80
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               39,535     45,791   55,353   51,095   74,966   74,221   77,525   74,540   73,310   64,613
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (9/15/1999)
Accumulation unit
  value at beginning
  of period               $1.18      $1.19    $1.20    $1.18    $1.14    $1.10    $1.08    $1.09    $1.09    $1.09
Accumulation unit
  value at end of
  period                  $1.17      $1.18    $1.19    $1.20    $1.18    $1.14    $1.10    $1.08    $1.09    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               82,185     92,405  140,419  290,095  247,870  211,744  147,452  148,915  178,580  228,237
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit
  value at beginning
  of period               $1.56      $1.45    $1.28    $1.38    $1.32    $1.28    $1.26    $1.22    $1.18    $1.13
Accumulation unit
  value at end of
  period                  $1.64      $1.56    $1.45    $1.28    $1.38    $1.32    $1.28    $1.26    $1.22    $1.18
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              174,738    214,494  447,493  430,993  408,270  351,043  257,273  190,125  176,013  159,405
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (9/15/1999)
Accumulation unit
  value at beginning
  of period               $1.65      $1.42    $1.13    $1.91    $1.79    $1.51    $1.34    $1.14    $0.82    $1.02
Accumulation unit
  value at end of
  period                  $1.55      $1.65    $1.42    $1.13    $1.91    $1.79    $1.51    $1.34    $1.14    $0.82
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              126,113    156,962  307,581  329,220  363,274  383,460  278,737  181,318   99,776   67,958
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (9/15/1999)
Accumulation unit
  value at beginning
  of period               $0.79      $0.68    $0.55    $0.96    $0.94    $0.82    $0.78    $0.75    $0.58    $0.76
Accumulation unit
  value at end of
  period                  $0.82      $0.79    $0.68    $0.55    $0.96    $0.94    $0.82    $0.78    $0.75    $0.58
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              100,737    120,427  147,939  180,807  242,876  290,744  144,230   94,730   45,599   34,956
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (5/1/2000)
Accumulation unit
  value at beginning
  of period               $2.60      $2.19    $1.27    $2.77    $2.02    $1.53    $1.15    $0.94    $0.67    $0.72
Accumulation unit
  value at end of
  period                  $2.03      $2.60    $2.19    $1.27    $2.77    $2.02    $1.53    $1.15    $0.94    $0.67
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               27,455     33,567   47,289   61,879   50,491   51,867   44,244   16,315    6,501    3,888
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit
  value at beginning
  of period               $1.74      $1.65    $1.49    $1.51    $1.42    $1.34    $1.43    $1.31    $1.17    $1.03
Accumulation unit
  value at end of
  period                  $1.81      $1.74    $1.65    $1.49    $1.51    $1.42    $1.34    $1.43    $1.31    $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               56,664     68,524  137,253  142,773  141,675  123,834  102,876   72,702   54,100   36,626
------------------------------------------------------------------------------------------------------------------



 96 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit
  value at beginning
  of period               $1.21      $1.18    $1.11    $1.12    $1.05    $1.05    $1.03    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.32      $1.21    $1.18    $1.11    $1.12    $1.05    $1.05    $1.03       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               54,821     63,669  192,220  113,444   88,734   95,224   51,906    1,504       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (4/28/2006)
Accumulation unit
  value at beginning
  of period               $1.27      $1.15    $0.80    $1.08    $1.07    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.34      $1.27    $1.15    $0.80    $1.08    $1.07       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               13,993     15,434   16,890   19,527   26,868   30,821       --       --       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit
  value at beginning
  of period               $1.74      $1.54    $1.01    $1.37    $1.35    $1.23    $1.20    $1.08    $0.87    $0.94
Accumulation unit
  value at end of
  period                  $1.82      $1.74    $1.54    $1.01    $1.37    $1.35    $1.23    $1.20    $1.08    $0.87
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               73,576     89,489  111,734  125,862  186,775  221,767  237,711  236,566  197,358  122,784
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit
  value at beginning
  of period               $1.47      $1.31    $0.93    $1.16    $1.14    $1.06    $1.04    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.55      $1.47    $1.31    $0.93    $1.16    $1.14    $1.06    $1.04       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               34,819     39,448  141,698   76,770   65,977   61,812   18,068      783       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (9/15/1999)
Accumulation unit
  value at beginning
  of period               $1.04      $0.92    $0.73    $1.24    $1.11    $0.90    $0.80    $0.69    $0.54    $0.67
Accumulation unit
  value at end of
  period                  $0.90      $1.04    $0.92    $0.73    $1.24    $1.11    $0.90    $0.80    $0.69    $0.54
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               21,875     27,645   35,421   42,730   58,762   64,541   61,793   40,351   21,462   19,189
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (9/15/1999)
Accumulation unit
  value at beginning
  of period               $0.64      $0.55    $0.41    $0.74    $0.72    $0.66    $0.61    $0.57    $0.47    $0.64
Accumulation unit
  value at end of
  period                  $0.61      $0.64    $0.55    $0.41    $0.74    $0.72    $0.66    $0.61    $0.57    $0.47
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               60,544     72,817   90,930  116,110  186,447  216,237  212,229  135,373  147,485  118,986
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.08      $0.89    $0.71    $1.19    $1.02    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.04      $1.08    $0.89    $0.71    $1.19    $1.02       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               39,805     50,453  214,161  176,791  113,001   66,352       --       --       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2006)
Accumulation unit
  value at beginning
  of period               $0.99      $0.88    $0.65    $1.26    $1.07    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.82      $0.99    $0.88    $0.65    $1.26    $1.07       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               12,277     16,307   20,723   26,849   22,702   32,712       --       --       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (5/1/2001)
Accumulation unit
  value at beginning
  of period               $1.50      $1.20    $0.74    $1.35    $1.20    $1.22    $1.11    $1.03    $0.85    $0.99
Accumulation unit
  value at end of
  period                  $1.26      $1.50    $1.20    $0.74    $1.35    $1.20    $1.22    $1.11    $1.03    $0.85
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               16,901     21,606   26,343   25,504   35,043   43,939   31,419   35,498   29,450   12,145
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/2/2005)
Accumulation unit
  value at beginning
  of period               $1.37      $1.13    $0.81    $1.48    $1.36    $1.19    $1.00       --       --       --
Accumulation unit
  value at end of
  period                  $1.24      $1.37    $1.13    $0.81    $1.48    $1.36    $1.19       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               14,817     19,331   32,037   45,362   43,555   54,642    4,982       --       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (5/1/2000)
Accumulation unit
  value at beginning
  of period               $0.91      $0.80    $0.64    $1.03    $0.99    $0.86    $0.84    $0.77    $0.60    $0.79
Accumulation unit
  value at end of
  period                  $0.91      $0.91    $0.80    $0.64    $1.03    $0.99    $0.86    $0.84    $0.77    $0.60
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               46,053     55,090   65,626   73,795   92,416  104,302  122,070  117,372   91,398   65,011
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.18      $0.99    $0.79    $1.32    $1.34    $1.13    $1.09    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.15      $1.18    $0.99    $0.79    $1.32    $1.34    $1.13    $1.09       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                6,465      6,063    3,736    2,900    4,152    4,707    3,594    2,030       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (9/15/1999)
Accumulation unit
  value at beginning
  of period               $1.75      $1.39    $1.01    $1.65    $1.74    $1.58    $1.52    $1.29    $0.88    $1.07
Accumulation unit
  value at end of
  period                  $1.59      $1.75    $1.39    $1.01    $1.65    $1.74    $1.58    $1.52    $1.29    $0.88
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               10,076     12,744   15,189   18,734   28,329   38,372   46,718   51,057   39,709   29,341
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (9/15/1999)
Accumulation unit
  value at beginning
  of period               $1.33      $1.30    $1.24    $1.29    $1.24    $1.20    $1.20    $1.20    $1.19    $1.13
Accumulation unit
  value at end of
  period                  $1.33      $1.33    $1.30    $1.24    $1.29    $1.24    $1.20    $1.20    $1.20    $1.19
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               61,501     78,228   88,306  108,778  104,637  108,222  121,249  130,386  135,202  116,147
------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.01      $0.88    $0.74    $1.13    $0.97    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.88      $1.01    $0.88    $0.74    $1.13    $0.97       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               25,966     26,305   26,662   22,011   12,631   26,224       --       --       --       --
------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 97

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.15      $1.07    $0.75    $1.04    $1.03    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.17      $1.15    $1.07    $0.75    $1.04    $1.03       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               55,759     56,862  105,964   79,727   71,987   59,159       --       --       --       --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.06      $0.91    $0.68    $1.20    $1.03    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.02      $1.06    $0.91    $0.68    $1.20    $1.03       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              102,175    120,336  167,696  237,020  166,815  127,364       --       --       --       --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit
  value at beginning
  of period               $1.14      $1.00    $0.80    $1.38    $1.25    $1.12    $1.05    $1.00    $0.82    $1.00
Accumulation unit
  value at end of
  period                  $1.14      $1.14    $1.00    $0.80    $1.38    $1.25    $1.12    $1.05    $1.00    $0.82
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               38,733     47,072   57,593   72,387   96,482  112,864  121,317  119,521   81,919   36,320
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit
  value at beginning
  of period               $2.46      $1.93    $1.39    $2.33    $2.04    $1.83    $1.57    $1.27    $0.93    $1.04
Accumulation unit
  value at end of
  period                  $2.17      $2.46    $1.93    $1.39    $2.33    $2.04    $1.83    $1.57    $1.27    $0.93
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               63,182     76,313  106,479  136,525  156,364  174,833  157,678  117,171   72,124   35,541
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit
  value at beginning
  of period               $1.46      $1.31    $1.05    $1.88    $1.62    $1.39    $1.18    $1.05    $0.74    $0.94
Accumulation unit
  value at end of
  period                  $1.20      $1.46    $1.31    $1.05    $1.88    $1.62    $1.39    $1.18    $1.05    $0.74
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               20,346     24,715   29,954   37,943   48,192   52,627   48,642   42,672   21,405   10,123
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (9/15/1999)
Accumulation unit
  value at beginning
  of period               $2.01      $1.68    $1.42    $2.49    $3.18    $2.66    $2.37    $1.81    $1.35    $1.33
Accumulation unit
  value at end of
  period                  $1.88      $2.01    $1.68    $1.42    $2.49    $3.18    $2.66    $2.37    $1.81    $1.35
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               21,820     25,510   31,073   39,491   59,503   81,589   88,911   80,587   63,047   44,591
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/15/1999)
Accumulation unit
  value at beginning
  of period               $2.52      $1.98    $1.55    $2.34    $2.42    $2.09    $1.94    $1.58    $1.21    $1.34
Accumulation unit
  value at end of
  period                  $2.40      $2.52    $1.98    $1.55    $2.34    $2.42    $2.09    $1.94    $1.58    $1.21
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               18,246     22,799   28,730   36,256   46,935   55,078   55,521   44,541   34,639   23,553
------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (8/13/2001)
Accumulation unit
  value at beginning
  of period               $1.31      $1.19    $0.96    $1.53    $1.50    $1.28    $1.17    $1.04    $0.84    $0.96
Accumulation unit
  value at end of
  period                  $1.29      $1.31    $1.19    $0.96    $1.53    $1.50    $1.28    $1.17    $1.04    $0.84
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               27,767     33,994   39,361   47,292   65,658   63,662   50,166   33,241   21,294    9,151
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit
  value at beginning
  of period               $2.74      $2.21    $1.68    $2.69    $2.63    $2.29    $2.05    $1.64    $1.29    $1.37
Accumulation unit
  value at end of
  period                  $2.54      $2.74    $2.21    $1.68    $2.69    $2.63    $2.29    $2.05    $1.64    $1.29
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               33,368     41,459   51,883   65,990   96,413  112,452  117,932   84,473   65,106   47,539
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit
  value at beginning
  of period               $0.93      $0.84    $0.70    $1.12    $1.15    $1.02    $0.97    $0.85    $0.67    $0.86
Accumulation unit
  value at end of
  period                  $0.96      $0.93    $0.84    $0.70    $1.12    $1.15    $1.02    $0.97    $0.85    $0.67
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               45,869     57,775   70,758   87,685  126,734  160,736  168,697  108,140   80,350   75,489
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (8/13/2001)
Accumulation unit
  value at beginning
  of period               $0.95      $0.84    $0.70    $1.23    $1.11    $1.06    $0.98    $0.93    $0.73    $0.98
Accumulation unit
  value at end of
  period                  $0.87      $0.95    $0.84    $0.70    $1.23    $1.11    $1.06    $0.98    $0.93    $0.73
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               24,921     28,942   33,205   38,700   46,783   56,007   64,800   21,785   12,215    7,624
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Capital Growth Fund, Series II Shares on April 27, 2012.  In addition, Invesco Van Kampen V.I. Capital Growth
Fund, Series II Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (8/13/2001)
Accumulation unit
  value at beginning
  of period               $1.37      $1.17    $0.83    $1.59    $1.45    $1.26    $1.16    $1.02    $0.76    $0.98
Accumulation unit
  value at end of
  period                  $1.26      $1.37    $1.17    $0.83    $1.59    $1.45    $1.26    $1.16    $1.02    $0.76
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                4,623      5,882    7,715    9,784   13,998   14,692   13,500   12,074    7,348    4,808
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Mid Cap Growth Fund, Series II Shares on April 27, 2012.
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (4/29/2011)
Accumulation unit
  value at beginning
  of period               $1.00         --       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.92         --       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                4,289         --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.05      $1.01    $0.80    $1.13    $1.02    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.07      $1.05    $1.01    $0.80    $1.13    $1.02       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                4,633      4,675    5,414    5,240    3,964   15,226       --       --       --       --
------------------------------------------------------------------------------------------------------------------



 98 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/1/2005)
Accumulation unit
  value at beginning
  of period               $1.38      $1.23    $0.92    $1.57    $1.38    $1.09    $1.00       --       --       --
Accumulation unit
  value at end of
  period                  $1.27      $1.38    $1.23    $0.92    $1.57    $1.38    $1.09       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               20,480     24,477   76,801   53,711   23,729    1,198      107       --       --       --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
Accumulation unit
  value at beginning
  of period               $0.87      $0.72    $0.46    $0.84    $0.79    $0.72    $0.71    $0.69    $0.48    $0.91
Accumulation unit
  value at end of
  period                  $0.82      $0.87    $0.72    $0.46    $0.84    $0.79    $0.72    $0.71    $0.69    $0.48
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                9,279     10,745   11,446    8,853   10,072   12,094   14,960    8,076    5,212    2,845
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.22      $1.07    $0.84    $1.32    $1.36    $1.18    $1.15    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.18      $1.22    $1.07    $0.84    $1.32    $1.36    $1.18    $1.15       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               43,939     51,081   95,224  120,656  113,380  130,395   96,755   18,714       --       --
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit
  value at beginning
  of period               $0.96      $0.85    $0.63    $1.06    $1.00       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.90      $0.96    $0.85    $0.63    $1.06       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               13,639     18,753  168,562  128,192   72,177       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (4/27/2007)
Accumulation unit
  value at beginning
  of period               $1.05      $0.85    $0.60    $1.02    $1.00       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.05      $1.05    $0.85    $0.60    $1.02       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  926      1,019    1,436    1,203      741       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit
  value at beginning
  of period               $0.73      $0.66    $0.48    $0.76    $0.69    $0.65    $0.63    $0.59    $0.48    $0.67
Accumulation unit
  value at end of
  period                  $0.72      $0.73    $0.66    $0.48    $0.76    $0.69    $0.65    $0.63    $0.59    $0.48
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               29,974     35,505   44,235   44,360   58,819   73,300   84,506   78,223   74,564   62,663
------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit
  value at beginning
  of period               $1.29      $0.96    $0.60    $0.99    $0.98    $0.88    $0.84    $0.80    $0.61    $0.90
Accumulation unit
  value at end of
  period                  $1.15      $1.29    $0.96    $0.60    $0.99    $0.98    $0.88    $0.84    $0.80    $0.61
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               18,476     17,906   20,432   22,831   31,915   38,120   48,503   60,214   61,988   53,383
------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit
  value at beginning
  of period               $2.03      $1.80    $1.37    $2.22    $1.76    $1.36    $1.18    $0.91    $0.68    $0.89
Accumulation unit
  value at end of
  period                  $2.14      $2.03    $1.80    $1.37    $2.22    $1.76    $1.36    $1.18    $0.91    $0.68
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               28,483     30,235   35,891   43,832   51,479   45,869   35,163   18,264   12,519    7,093
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.04      $0.86    $0.61    $1.11    $1.22    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.92      $1.04    $0.86    $0.61    $1.11    $1.22       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               13,857     16,073   38,794   50,326   29,814   27,318       --       --       --       --
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.29      $0.98    $0.63    $1.20    $0.99    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.19      $1.29    $0.98    $0.63    $1.20    $0.99       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               11,091     11,306   12,049   11,266    9,199   17,529       --       --       --       --
------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit
  value at beginning
  of period               $0.91      $0.75    $0.57    $1.07    $1.04    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.79      $0.91    $0.75    $0.57    $1.07    $1.04       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                4,654      5,093   40,525   41,079   30,611   26,517       --       --       --       --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.49      $1.30    $0.94    $1.59    $1.51    $1.30    $1.15    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.35      $1.49    $1.30    $0.94    $1.59    $1.51    $1.30    $1.15       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               16,697     18,638   21,263   24,950   32,187   34,962   20,721    6,121       --       --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.41      $1.24    $1.06    $1.25    $1.15    $1.08    $1.07    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.40      $1.41    $1.24    $1.06    $1.25    $1.15    $1.08    $1.07       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              159,925    193,872  350,910  395,298  360,480  226,000   94,657   11,924       --       --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.41      $1.16    $0.85    $1.39    $1.42    $1.25    $1.15    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.36      $1.41    $1.16    $0.85    $1.39    $1.42    $1.25    $1.15       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                9,937     12,889   15,634   18,861   23,107   22,606   12,037    4,085       --       --
------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.25      $1.12    $0.93    $1.12    $1.04    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.26      $1.25    $1.12    $0.93    $1.12    $1.04       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               49,462     49,921  127,629  131,661   82,318   76,067       --       --       --       --
------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 99

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit
  value at beginning
  of period               $1.13      $1.11    $0.89    $1.08    $1.10    $1.08    $0.96    $0.91    $0.77    $0.98
Accumulation unit
  value at end of
  period                  $1.10      $1.13    $1.11    $0.89    $1.08    $1.10    $1.08    $0.96    $0.91    $0.77
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                5,005      5,824    7,349    8,551   11,073   13,569   14,517   11,248    9,676    6,574
------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit
  value at beginning
  of period               $1.29      $1.19    $0.96    $1.73    $1.61    $1.27    $1.15    $1.00    $0.78    $0.96
Accumulation unit
  value at end of
  period                  $1.06      $1.29    $1.19    $0.96    $1.73    $1.61    $1.27    $1.15    $1.00    $0.78
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                7,324      8,590   10,504   13,381   18,697   21,524   23,458   24,819   24,880   15,138
------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit
  value at beginning
  of period               $1.13      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.06      $1.13       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                9,245     11,503       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.12      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.08      $1.12       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              153,074     45,018       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.12      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.08      $1.12       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              109,521    123,203       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.05      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.07      $1.05       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              152,207     39,107       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.05      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.07      $1.05       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              137,636    129,583       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2006)
Accumulation unit
  value at beginning
  of period               $0.97      $0.88    $0.68    $1.11    $1.08    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.93      $0.97    $0.88    $0.68    $1.11    $1.08       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                9,394     12,490  163,841   98,708   55,721   57,963       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.38      $1.14    $0.84    $1.34    $1.28    $1.12    $1.12    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.28      $1.38    $1.14    $0.84    $1.34    $1.28    $1.12    $1.12       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                2,436      2,760    3,165    3,807    5,203    5,724    5,777    2,540       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.09      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.09      $1.09       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)            1,036,629    372,331       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.09      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.09      $1.09       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              839,441    951,448       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.11      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.09      $1.11       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              586,675    199,756       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.11      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.09      $1.11       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              451,744    514,222       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.07      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.08      $1.07       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              335,257    125,196       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.07      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.08      $1.07       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              323,133    335,424       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------



 100 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (8/14/2001)
Accumulation unit
  value at beginning
  of period               $2.01      $1.63    $1.21    $1.78    $1.89    $1.59    $1.51    $1.27    $0.93    $1.07
Accumulation unit
  value at end of
  period                  $1.90      $2.01    $1.63    $1.21    $1.78    $1.89    $1.59    $1.51    $1.27    $0.93
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               21,324     26,229   81,111   85,345   79,474   69,587   72,463   57,581   44,918   28,099
------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (9/15/1999)
Accumulation unit
  value at beginning
  of period               $2.55      $2.06    $1.39    $2.58    $2.24    $1.65    $1.37    $1.06    $0.72    $0.84
Accumulation unit
  value at end of
  period                  $2.16      $2.55    $2.06    $1.39    $2.58    $2.24    $1.65    $1.37    $1.06    $0.72
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               41,066     50,298   80,522   88,899  108,613  122,718  114,381   79,981   56,466   42,309
------------------------------------------------------------------------------------------------------------------
WANGER USA (9/15/1999)
Accumulation unit
  value at beginning
  of period               $2.00      $1.64    $1.16    $1.94    $1.86    $1.74    $1.58    $1.35    $0.95    $1.15
Accumulation unit
  value at end of
  period                  $1.91      $2.00    $1.64    $1.16    $1.94    $1.86    $1.74    $1.58    $1.35    $0.95
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               54,608     67,604  100,879  117,299  145,262  164,257  169,886  140,320  108,046   72,853
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.39      $1.20    $1.05    $1.82    $1.60    $1.31    $1.15    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.20      $1.39    $1.20    $1.05    $1.82    $1.60    $1.31    $1.15       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               12,050     15,532   69,836    8,283   11,475   12,674    9,815    2,086       --       --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (8/13/2001)
Accumulation unit
  value at beginning
  of period               $1.51      $1.24    $0.84    $1.42    $1.35    $1.21    $1.13    $0.97    $0.72    $0.99
Accumulation unit
  value at end of
  period                  $1.42      $1.51    $1.24    $0.84    $1.42    $1.35    $1.21    $1.13    $0.97    $0.72
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               13,842      9,802   11,212   13,585   18,131   21,391   25,313   25,983   24,999   17,130
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (5/1/2001)
Accumulation unit
  value at beginning
  of period               $1.45      $1.16    $0.76    $1.32    $1.17    $0.96    $0.91    $0.81    $0.58    $0.94
Accumulation unit
  value at end of
  period                  $1.37      $1.45    $1.16    $0.76    $1.32    $1.17    $0.96    $0.91    $0.81    $0.58
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               12,890     18,266   20,853   19,000   23,653   17,655   14,334   16,103   13,800    7,655
------------------------------------------------------------------------------------------------------------------
VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit
  value at beginning
  of period               $1.25      $1.06    $0.70    $1.35    $1.14    $1.06    $1.00       --       --       --
Accumulation unit
  value at end of
  period                  $0.95      $1.25    $1.06    $0.70    $1.35    $1.14    $1.06       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  378        500      609      425      664    2,023      333       --       --       --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.13      $1.01    $0.85    $1.45    $1.40    $1.21    $1.16    $1.06    $0.81    $1.00
Accumulation unit
  value at end of
  period                  $1.19      $1.13    $1.01    $0.85    $1.45    $1.40    $1.21    $1.16    $1.06    $0.81
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                4,844      5,815    7,705   10,045   14,240   18,481   20,739   16,610    9,284    3,503
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.72      $1.67    $1.25    $2.71    $2.59    $1.94    $1.68    $1.36    $0.95    $1.00
Accumulation unit
  value at end of
  period                  $1.37      $1.72    $1.67    $1.25    $2.71    $2.59    $1.94    $1.68    $1.36    $0.95
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                9,932     12,904   19,906   29,486   32,186   31,867   25,568   11,679    5,621    1,417
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.55      $1.38    $1.05    $1.92    $1.64    $1.33    $1.19    $1.05    $0.85    $1.00
Accumulation unit
  value at end of
  period                  $1.35      $1.55    $1.38    $1.05    $1.92    $1.64    $1.33    $1.19    $1.05    $0.85
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                2,794      3,276    3,810    5,162    6,589    7,826    7,538    4,969    2,812      944
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit
  value at beginning
  of period               $1.02      $0.87    $0.67    $0.90    $1.00       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.00      $1.02    $0.87    $0.67    $0.90       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,093      1,356    5,341    7,412    9,862       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit
  value at beginning
  of period               $1.05      $0.91    $0.68    $1.18    $0.99    $1.04    $1.00       --       --       --
Accumulation unit
  value at end of
  period                  $1.04      $1.05    $0.91    $0.68    $1.18    $0.99    $1.04       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,442      1,610    1,815    2,188    2,203   12,931    2,015       --       --       --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.41      $1.26    $1.06    $1.46    $1.56    $1.33    $1.28    $1.13    $0.89    $1.00
Accumulation unit
  value at end of
  period                  $1.40      $1.41    $1.26    $1.06    $1.46    $1.56    $1.33    $1.28    $1.13    $0.89
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                8,740      9,687   11,068   13,643   20,382   24,433   25,428   16,423    8,977    2,837
------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.20      $1.08    $0.87    $1.28    $1.26    $1.17    $1.11    $1.04    $0.88    $1.00
Accumulation unit
  value at end of
  period                  $1.24      $1.20    $1.08    $0.87    $1.28    $1.26    $1.17    $1.11    $1.04    $0.88
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,430      1,553    1,706    1,873    2,380    3,270    3,186    2,458    1,272      211
------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 101

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.29      $1.16    $0.94    $1.36    $1.35    $1.19    $1.16    $1.07    $0.90    $1.00
Accumulation unit
  value at end of
  period                  $1.31      $1.29    $1.16    $0.94    $1.36    $1.35    $1.19    $1.16    $1.07    $0.90
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                5,115      6,232    8,438    2,967    5,018    4,466    3,385    2,471    1,608      531
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.08      $1.09    $1.10    $1.08    $1.04    $1.01    $0.99    $1.00    $1.00    $1.00
Accumulation unit
  value at end of
  period                  $1.07      $1.08    $1.09    $1.10    $1.08    $1.04    $1.01    $0.99    $1.00    $1.00
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               10,407     13,198   23,076   51,260   39,420   37,806   22,067   19,507   13,022   12,452
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.36      $1.27    $1.12    $1.21    $1.16    $1.12    $1.11    $1.07    $1.04    $1.00
Accumulation unit
  value at end of
  period                  $1.44      $1.36    $1.27    $1.12    $1.21    $1.16    $1.12    $1.11    $1.07    $1.04
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               26,268     33,910   89,692   93,379  103,330   87,923   50,746   22,751   13,984    6,481
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.67      $1.44    $1.14    $1.94    $1.82    $1.53    $1.36    $1.17    $0.83    $1.00
Accumulation unit
  value at end of
  period                  $1.57      $1.67    $1.44    $1.14    $1.94    $1.82    $1.53    $1.36    $1.17    $0.83
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               22,186     27,619   59,080   64,717   69,629   75,610   47,282   24,579    8,342    3,101
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.00      $0.86    $0.70    $1.22    $1.20    $1.05    $1.00    $0.95    $0.75    $1.00
Accumulation unit
  value at end of
  period                  $1.04      $1.00    $0.86    $0.70    $1.22    $1.20    $1.05    $1.00    $0.95    $0.75
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               10,274     13,426   16,370   18,986   23,697   27,942   27,550    4,862    1,779      291
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $3.46      $2.92    $1.69    $3.70    $2.70    $2.04    $1.54    $1.25    $0.90    $1.00
Accumulation unit
  value at end of
  period                  $2.71      $3.46    $2.92    $1.69    $3.70    $2.70    $2.04    $1.54    $1.25    $0.90
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                4,202      4,807    7,245   11,453    9,394    9,829    8,412    1,983      492      220
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.69      $1.60    $1.45    $1.47    $1.38    $1.31    $1.39    $1.28    $1.14    $1.00
Accumulation unit
  value at end of
  period                  $1.75      $1.69    $1.60    $1.45    $1.47    $1.38    $1.31    $1.39    $1.28    $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                8,322     10,119   24,423   26,925   31,193   26,716   18,771    8,568    3,885    1,060
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit
  value at beginning
  of period               $1.21      $1.17    $1.11    $1.12    $1.05    $1.05    $1.03    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.32      $1.21    $1.17    $1.11    $1.12    $1.05    $1.05    $1.03       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                9,442     12,533   40,367   23,321   26,608   31,048   20,279      653       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (4/28/2006)
Accumulation unit
  value at beginning
  of period               $1.27      $1.14    $0.80    $1.08    $1.07    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.34      $1.27    $1.14    $0.80    $1.08    $1.07       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                3,953      4,843    5,923    6,783   10,284   12,074       --       --       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.85      $1.64    $1.08    $1.46    $1.44    $1.32    $1.28    $1.16    $0.94    $1.00
Accumulation unit
  value at end of
  period                  $1.94      $1.85    $1.64    $1.08    $1.46    $1.44    $1.32    $1.28    $1.16    $0.94
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                7,401      8,986   10,600   13,016   20,960   27,180   28,189   24,305   16,280    3,957
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit
  value at beginning
  of period               $1.46      $1.31    $0.93    $1.15    $1.14    $1.06    $1.04    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.54      $1.46    $1.31    $0.93    $1.15    $1.14    $1.06    $1.04       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                5,360      6,861   29,266   19,612   20,632   21,052    7,061      300       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.63      $1.45    $1.15    $1.94    $1.74    $1.42    $1.26    $1.08    $0.85    $1.00
Accumulation unit
  value at end of
  period                  $1.42      $1.63    $1.45    $1.15    $1.94    $1.74    $1.42    $1.26    $1.08    $0.85
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                2,246      2,671    3,118    3,748    5,324    5,986    5,133    2,551      340       55
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.03      $0.89    $0.66    $1.19    $1.17    $1.06    $0.99    $0.92    $0.77    $1.00
Accumulation unit
  value at end of
  period                  $0.99      $1.03    $0.89    $0.66    $1.19    $1.17    $1.06    $0.99    $0.92    $0.77
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                5,957      7,579    9,725   12,689   20,603   24,725   23,296    7,403    5,647      973
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.07      $0.89    $0.71    $1.19    $1.02    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.04      $1.07    $0.89    $0.71    $1.19    $1.02       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                7,119      8,954   47,208   42,915   31,378   21,100       --       --       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2006)
Accumulation unit
  value at beginning
  of period               $0.99      $0.88    $0.64    $1.26    $1.07    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.82      $0.99    $0.88    $0.64    $1.26    $1.07       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                2,622      3,409    4,016    5,121    4,198    9,849       --       --       --       --
------------------------------------------------------------------------------------------------------------------



 102 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.55      $1.24    $0.76    $1.40    $1.24    $1.26    $1.15    $1.07    $0.88    $1.00
Accumulation unit
  value at end of
  period                  $1.30      $1.55    $1.24    $0.76    $1.40    $1.24    $1.26    $1.15    $1.07    $0.88
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,366      1,677    2,137    2,135    2,984    4,676    5,505    5,961    4,649    1,153
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/2/2005)
Accumulation unit
  value at beginning
  of period               $1.36      $1.12    $0.81    $1.48    $1.36    $1.19    $1.00       --       --       --
Accumulation unit
  value at end of
  period                  $1.23      $1.36    $1.12    $0.81    $1.48    $1.36    $1.19       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                2,719      3,568    6,370    9,682    9,445   15,321      622       --       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.19      $1.05    $0.84    $1.35    $1.30    $1.14    $1.10    $1.01    $0.80    $1.00
Accumulation unit
  value at end of
  period                  $1.20      $1.19    $1.05    $0.84    $1.35    $1.30    $1.14    $1.10    $1.01    $0.80
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                5,018      5,760    6,575    7,849   10,644   13,132   14,184   11,269    6,544    1,889
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.17      $0.98    $0.79    $1.31    $1.33    $1.13    $1.09    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.14      $1.17    $0.98    $0.79    $1.31    $1.33    $1.13    $1.09       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  699        657      520      582      925    1,124      921      450       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.68      $1.34    $0.97    $1.59    $1.68    $1.52    $1.46    $1.25    $0.85    $1.00
Accumulation unit
  value at end of
  period                  $1.52      $1.68    $1.34    $0.97    $1.59    $1.68    $1.52    $1.46    $1.25    $0.85
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,185      1,364    1,760    2,383    3,378    4,827    5,744    5,617    2,920      900
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.16      $1.13    $1.09    $1.13    $1.08    $1.05    $1.04    $1.05    $1.04    $1.00
Accumulation unit
  value at end of
  period                  $1.16      $1.16    $1.13    $1.09    $1.13    $1.08    $1.05    $1.04    $1.05    $1.04
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                8,324      9,876   11,597   12,804   12,583   16,153   18,707   17,403   14,902    6,107
------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.01      $0.87    $0.74    $1.13    $0.97    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.87      $1.01    $0.87    $0.74    $1.13    $0.97       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                5,777      6,003    6,589    4,848    3,423    9,239       --       --       --       --
------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.15      $1.07    $0.75    $1.03    $1.03    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.17      $1.15    $1.07    $0.75    $1.03    $1.03       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                9,353      8,826   20,977   18,362   19,211   18,826       --       --       --       --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.05      $0.91    $0.68    $1.20    $1.03    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.02      $1.05    $0.91    $0.68    $1.20    $1.03       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               19,991     23,331   32,815   53,546   45,072   40,094       --       --       --       --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.18      $1.04    $0.83    $1.44    $1.30    $1.16    $1.09    $1.04    $0.85    $1.00
Accumulation unit
  value at end of
  period                  $1.18      $1.18    $1.04    $0.83    $1.44    $1.30    $1.16    $1.09    $1.04    $0.85
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                7,478      9,202   10,988   14,570   20,111   25,441   28,158   27,602   15,940    3,592
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit
  value at beginning
  of period               $2.37      $1.86    $1.35    $2.25    $1.97    $1.77    $1.52    $1.23    $0.90    $1.00
Accumulation unit
  value at end of
  period                  $2.10      $2.37    $1.86    $1.35    $2.25    $1.97    $1.77    $1.52    $1.23    $0.90
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               16,089     19,376   28,494   38,797   44,787   53,339   46,944   30,787   15,111    4,182
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.62      $1.45    $1.16    $2.09    $1.80    $1.55    $1.32    $1.17    $0.83    $1.00
Accumulation unit
  value at end of
  period                  $1.32      $1.62    $1.45    $1.16    $2.09    $1.80    $1.55    $1.32    $1.17    $0.83
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                3,352      4,194    5,075    6,432    8,255   10,330    9,686    7,474    2,900      553
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.50      $1.25    $1.06    $1.86    $2.37    $1.99    $1.77    $1.36    $1.01    $1.00
Accumulation unit
  value at end of
  period                  $1.40      $1.50    $1.25    $1.06    $1.86    $2.37    $1.99    $1.77    $1.36    $1.01
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                5,048      5,793    7,137    9,150   14,263   20,694   22,307   17,231    9,166    2,887
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.91      $1.51    $1.18    $1.77    $1.84    $1.59    $1.47    $1.20    $0.92    $1.00
Accumulation unit
  value at end of
  period                  $1.82      $1.91    $1.51    $1.18    $1.77    $1.84    $1.59    $1.47    $1.20    $0.92
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                4,671      5,667    7,198    8,815   11,862   14,227   13,298    8,980    5,248    2,075
------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.38      $1.26    $1.01    $1.62    $1.58    $1.35    $1.23    $1.10    $0.89    $1.00
Accumulation unit
  value at end of
  period                  $1.35      $1.38    $1.26    $1.01    $1.62    $1.58    $1.35    $1.23    $1.10    $0.89
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                6,986      8,593   10,913   14,362   21,837   22,449   18,871   13,076    6,742    1,735
------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 103

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (2/13/2002)
Accumulation unit
  value at beginning
  of period               $2.02      $1.63    $1.24    $1.98    $1.94    $1.69    $1.51    $1.21    $0.95    $1.00
Accumulation unit
  value at end of
  period                  $1.87      $2.02    $1.63    $1.24    $1.98    $1.94    $1.69    $1.51    $1.21    $0.95
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                8,180     10,069   12,872   16,558   24,512   29,515   30,996   15,049    7,743    2,583
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.12      $1.01    $0.84    $1.35    $1.38    $1.24    $1.17    $1.03    $0.80    $1.00
Accumulation unit
  value at end of
  period                  $1.16      $1.12    $1.01    $0.84    $1.35    $1.38    $1.24    $1.17    $1.03    $0.80
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                6,563      8,681   11,037   13,564   20,871   27,339   30,636    9,922    2,742    1,048
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.01      $0.89    $0.74    $1.31    $1.18    $1.13    $1.05    $1.00    $0.78    $1.00
Accumulation unit
  value at end of
  period                  $0.92      $1.01    $0.89    $0.74    $1.31    $1.18    $1.13    $1.05    $1.00    $0.78
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                6,854      8,736   10,744   12,622   15,385   19,282   24,536    5,492    1,386      379
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Capital Growth Fund, Series II Shares on April 27, 2012.  In addition, Invesco Van Kampen V.I. Capital Growth
Fund, Series II Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.44      $1.23    $0.88    $1.67    $1.53    $1.33    $1.23    $1.07    $0.80    $1.00
Accumulation unit
  value at end of
  period                  $1.32      $1.44    $1.23    $0.88    $1.67    $1.53    $1.33    $1.23    $1.07    $0.80
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  984      1,142    1,576    2,199    3,003    3,321    2,836    2,429    1,198      552
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Mid Cap Growth Fund, Series II Shares on April 27, 2012.
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (4/29/2011)
Accumulation unit
  value at beginning
  of period               $1.00         --       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.92         --       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,155         --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.04      $1.00    $0.80    $1.13    $1.02    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.07      $1.04    $1.00    $0.80    $1.13    $1.02       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  789        912      956      923      753    5,096       --       --       --       --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/1/2005)
Accumulation unit
  value at beginning
  of period               $1.37      $1.23    $0.92    $1.57    $1.38    $1.09    $1.00       --       --       --
Accumulation unit
  value at end of
  period                  $1.26      $1.37    $1.23    $0.92    $1.57    $1.38    $1.09       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                2,863      3,166   14,695   14,785    8,000      503        2       --       --       --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.01      $0.84    $0.54    $0.99    $0.93    $0.85    $0.84    $0.81    $0.56    $1.00
Accumulation unit
  value at end of
  period                  $0.95      $1.01    $0.84    $0.54    $0.99    $0.93    $0.85    $0.84    $0.81    $0.56
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                2,296      2,504    2,935    2,808    2,913    3,543    4,728    1,650      851      192
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.22      $1.06    $0.84    $1.31    $1.36    $1.18    $1.15    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.18      $1.22    $1.06    $0.84    $1.31    $1.36    $1.18    $1.15       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               15,566     19,642   32,587   43,694   51,531   60,771   53,896   12,916       --       --
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit
  value at beginning
  of period               $0.96      $0.85    $0.63    $1.06    $1.00       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.90      $0.96    $0.85    $0.63    $1.06       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                2,218      3,203   38,560   33,658   25,246       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (4/27/2007)
Accumulation unit
  value at beginning
  of period               $1.05      $0.84    $0.60    $1.02    $1.00       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.05      $1.05    $0.84    $0.60    $1.02       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  307        364      497      443      225       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.14      $1.03    $0.75    $1.20    $1.09    $1.03    $0.99    $0.92    $0.76    $1.00
Accumulation unit
  value at end of
  period                  $1.14      $1.14    $1.03    $0.75    $1.20    $1.09    $1.03    $0.99    $0.92    $0.76
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                2,867      3,412    4,222    4,927    5,932    8,628    8,658    5,399    2,971    1,088
------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.54      $1.14    $0.71    $1.18    $1.17    $1.04    $1.00    $0.96    $0.72    $1.00
Accumulation unit
  value at end of
  period                  $1.36      $1.54    $1.14    $0.71    $1.18    $1.17    $1.04    $1.00    $0.96    $0.72
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,875      1,975    2,166    2,718    3,692    5,363    6,257    6,311    5,191    2,112
------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit
  value at beginning
  of period               $2.53      $2.25    $1.71    $2.78    $2.20    $1.70    $1.47    $1.14    $0.85    $1.00
Accumulation unit
  value at end of
  period                  $2.67      $2.53    $2.25    $1.71    $2.78    $2.20    $1.70    $1.47    $1.14    $0.85
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                4,150      4,253    5,019    6,021    7,678    8,231    6,871    3,380    1,670      276
------------------------------------------------------------------------------------------------------------------



 104 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.04      $0.86    $0.61    $1.11    $1.22    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.92      $1.04    $0.86    $0.61    $1.11    $1.22       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                3,764      4,422   10,214   14,095    9,916    8,886       --       --       --       --
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.29      $0.98    $0.63    $1.20    $0.99    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.18      $1.29    $0.98    $0.63    $1.20    $0.99       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,693      1,749    2,148    2,776    2,519    6,372       --       --       --       --
------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit
  value at beginning
  of period               $0.91      $0.75    $0.56    $1.07    $1.04    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.79      $0.91    $0.75    $0.56    $1.07    $1.04       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  638        833    9,498   10,873   10,350    9,305       --       --       --       --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.48      $1.29    $0.94    $1.59    $1.51    $1.30    $1.15    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.34      $1.48    $1.29    $0.94    $1.59    $1.51    $1.30    $1.15       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                4,886      5,713    6,423    8,456   11,884   14,402   11,208    4,318       --       --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.40      $1.24    $1.05    $1.24    $1.15    $1.08    $1.07    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.40      $1.40    $1.24    $1.05    $1.24    $1.15    $1.08    $1.07       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               29,094     36,401   70,681   82,157   92,164   64,615   34,899    7,003       --       --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.40      $1.15    $0.85    $1.38    $1.42    $1.25    $1.15    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.36      $1.40    $1.15    $0.85    $1.38    $1.42    $1.25    $1.15       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                3,482      4,518    5,663    7,256    9,606   10,328    6,924    2,998       --       --
------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.25      $1.12    $0.93    $1.11    $1.04    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.26      $1.25    $1.12    $0.93    $1.11    $1.04       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                8,122      7,695   26,403   31,669   27,066   26,857       --       --       --       --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.17      $1.15    $0.92    $1.12    $1.14    $1.12    $1.00    $0.94    $0.81    $1.00
Accumulation unit
  value at end of
  period                  $1.14      $1.17    $1.15    $0.92    $1.12    $1.14    $1.12    $1.00    $0.94    $0.81
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,487      1,676    2,116    2,705    3,423    4,490    4,351    2,530    1,776      617
------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.41      $1.30    $1.05    $1.90    $1.77    $1.40    $1.26    $1.09    $0.86    $1.00
Accumulation unit
  value at end of
  period                  $1.16      $1.41    $1.30    $1.05    $1.90    $1.77    $1.40    $1.26    $1.09    $0.86
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,199      1,420    1,819    2,476    3,409    3,961    4,252    4,043    4,165    2,086
------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit
  value at beginning
  of period               $1.13      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.06      $1.13       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  446        574       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.12      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.08      $1.12       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                5,318      2,096       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.12      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.08      $1.12       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               27,553     34,056       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.04      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.07      $1.04       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                8,652      2,295       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.04      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.07      $1.04       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               19,636     20,656       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2006)
Accumulation unit
  value at beginning
  of period               $0.97      $0.88    $0.68    $1.11    $1.08    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.93      $0.97    $0.88    $0.68    $1.11    $1.08       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,360      2,193   38,320   25,636   18,675   20,639       --       --       --       --
------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 105

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.37      $1.14    $0.84    $1.34    $1.28    $1.12    $1.12    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.27      $1.37    $1.14    $0.84    $1.34    $1.28    $1.12    $1.12       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  389        441      522      766    1,469    1,490    1,493      840       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.09      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.09      $1.09       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               27,954     12,697       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.09      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.09      $1.09       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              165,095    199,338       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.11      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.08      $1.11       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               14,158      6,430       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.11      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.09      $1.11       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               92,740    118,440       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.07      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.08      $1.07       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               15,647      5,250       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.07      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.08      $1.07       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               52,813     58,788       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.90      $1.54    $1.14    $1.68    $1.79    $1.50    $1.43    $1.21    $0.88    $1.00
Accumulation unit
  value at end of
  period                  $1.79      $1.90    $1.54    $1.14    $1.68    $1.79    $1.50    $1.43    $1.21    $0.88
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                4,645      6,022   20,099   23,170   23,547   19,283   20,683   11,379    7,181    3,316
------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (2/13/2002)
Accumulation unit
  value at beginning
  of period               $3.08      $2.49    $1.68    $3.12    $2.71    $1.99    $1.66    $1.28    $0.87    $1.00
Accumulation unit
  value at end of
  period                  $2.60      $3.08    $2.49    $1.68    $3.12    $2.71    $1.99    $1.66    $1.28    $0.87
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                7,022      8,554   14,208   16,311   18,491   21,367   19,260    9,273    4,376    1,523
------------------------------------------------------------------------------------------------------------------
WANGER USA (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.78      $1.46    $1.03    $1.73    $1.66    $1.56    $1.41    $1.21    $0.85    $1.00
Accumulation unit
  value at end of
  period                  $1.70      $1.78    $1.46    $1.03    $1.73    $1.66    $1.56    $1.41    $1.21    $0.85
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               12,712     15,507   23,568   28,344   36,469   42,372   41,455   26,304   13,657    3,732
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.38      $1.20    $1.05    $1.81    $1.59    $1.31    $1.14    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.19      $1.38    $1.20    $1.05    $1.81    $1.59    $1.31    $1.14       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                2,535      3,118   15,466    3,851    5,245    6,006    4,632    1,316       --       --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.58      $1.29    $0.88    $1.48    $1.40    $1.26    $1.18    $1.01    $0.75    $1.00
Accumulation unit
  value at end of
  period                  $1.47      $1.58    $1.29    $0.88    $1.48    $1.40    $1.26    $1.18    $1.01    $0.75
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                2,590      2,173    2,701    3,344    4,587    6,324    7,621    6,990    5,557    2,340
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.68      $1.34    $0.88    $1.52    $1.35    $1.11    $1.06    $0.94    $0.67    $1.00
Accumulation unit
  value at end of
  period                  $1.58      $1.68    $1.34    $0.88    $1.52    $1.35    $1.11    $1.06    $0.94    $0.67
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                2,077      2,621    2,879    3,050    3,223    2,943    2,596    2,735    1,772      662
------------------------------------------------------------------------------------------------------------------
VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit
  value at beginning
  of period               $1.24      $1.05    $0.70    $1.34    $1.13    $1.06    $1.00       --       --       --
Accumulation unit
  value at end of
  period                  $0.93      $1.24    $1.05    $0.70    $1.34    $1.13    $1.06       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  415        437      548      301      264      846      148       --       --       --
------------------------------------------------------------------------------------------------------------------



 106 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.11      $1.00    $0.84    $1.43    $1.38    $1.20    $1.16    $1.05    $0.81    $1.00
Accumulation unit
  value at end of
  period                  $1.17      $1.11    $1.00    $0.84    $1.43    $1.38    $1.20    $1.16    $1.05    $0.81
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                2,548      3,288    4,258    6,035    9,112   12,504   14,313   11,547    7,339    4,072
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.69      $1.64    $1.24    $2.68    $2.57    $1.92    $1.67    $1.35    $0.95    $1.00
Accumulation unit
  value at end of
  period                  $1.35      $1.69    $1.64    $1.24    $2.68    $2.57    $1.92    $1.67    $1.35    $0.95
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                4,866      6,458    9,981   15,720   18,897   19,979   16,470    7,898    3,918    1,371
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.52      $1.36    $1.03    $1.90    $1.63    $1.32    $1.18    $1.04    $0.85    $1.00
Accumulation unit
  value at end of
  period                  $1.32      $1.52    $1.36    $1.03    $1.90    $1.63    $1.32    $1.18    $1.04    $0.85
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,335      1,679    2,015    2,795    3,680    4,188    3,768    2,448    1,128      448
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit
  value at beginning
  of period               $1.01      $0.86    $0.67    $0.90    $1.00       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.99      $1.01    $0.86    $0.67    $0.90       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  582        775    2,523    4,001    5,266       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit
  value at beginning
  of period               $1.03      $0.90    $0.68    $1.18    $0.99    $1.04    $1.00       --       --       --
Accumulation unit
  value at end of
  period                  $1.03      $1.03    $0.90    $0.68    $1.18    $0.99    $1.04       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  992        992    1,098    1,338    1,445    6,545    1,015       --       --       --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.38      $1.24    $1.05    $1.45    $1.54    $1.32    $1.27    $1.13    $0.89    $1.00
Accumulation unit
  value at end of
  period                  $1.38      $1.38    $1.24    $1.05    $1.45    $1.54    $1.32    $1.27    $1.13    $0.89
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                5,339      5,469    6,158    8,079   12,429   15,592   16,716   10,779    5,922    2,396
------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.17      $1.06    $0.86    $1.26    $1.24    $1.16    $1.11    $1.04    $0.88    $1.00
Accumulation unit
  value at end of
  period                  $1.21      $1.17    $1.06    $0.86    $1.26    $1.24    $1.16    $1.11    $1.04    $0.88
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  649        737      858    1,073    1,711    2,144    2,283    1,690      769      208
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.27      $1.14    $0.93    $1.35    $1.34    $1.18    $1.15    $1.07    $0.90    $1.00
Accumulation unit
  value at end of
  period                  $1.29      $1.27    $1.14    $0.93    $1.35    $1.34    $1.18    $1.15    $1.07    $0.90
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                3,744      4,325    6,111    2,378    4,008    3,764    3,085    2,273    1,117      462
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.06      $1.07    $1.08    $1.07    $1.03    $1.00    $0.99    $0.99    $1.00    $1.00
Accumulation unit
  value at end of
  period                  $1.04      $1.06    $1.07    $1.08    $1.07    $1.03    $1.00    $0.99    $0.99    $1.00
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                5,730      7,758   14,861   39,094   33,791   33,401   18,979   15,014   12,047   12,148
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.34      $1.25    $1.11    $1.20    $1.15    $1.12    $1.11    $1.07    $1.04    $1.00
Accumulation unit
  value at end of
  period                  $1.41      $1.34    $1.25    $1.11    $1.20    $1.15    $1.12    $1.11    $1.07    $1.04
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               20,159     26,396   58,421   63,728   68,622   60,502   37,023   19,654   12,452    5,971
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.63      $1.41    $1.12    $1.91    $1.79    $1.51    $1.35    $1.15    $0.83    $1.00
Accumulation unit
  value at end of
  period                  $1.53      $1.63    $1.41    $1.12    $1.91    $1.79    $1.51    $1.35    $1.15    $0.83
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               11,111     13,939   30,183   36,755   43,798   50,646   33,232   17,932    5,976    2,058
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.07      $0.92    $0.75    $1.31    $1.29    $1.13    $1.08    $1.03    $0.81    $1.00
Accumulation unit
  value at end of
  period                  $1.11      $1.07    $0.92    $0.75    $1.31    $1.29    $1.13    $1.08    $1.03    $0.81
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                3,980      5,013    6,295    7,479   10,299   12,875   11,604    2,482      744       96
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $3.40      $2.87    $1.67    $3.65    $2.68    $2.02    $1.53    $1.25    $0.90    $1.00
Accumulation unit
  value at end of
  period                  $2.65      $3.40    $2.87    $1.67    $3.65    $2.68    $2.02    $1.53    $1.25    $0.90
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,940      2,468    3,600    5,787    5,242    5,716    4,677    1,199      318      121
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.66      $1.58    $1.43    $1.46    $1.37    $1.30    $1.38    $1.27    $1.14    $1.00
Accumulation unit
  value at end of
  period                  $1.72      $1.66    $1.58    $1.43    $1.46    $1.37    $1.30    $1.38    $1.27    $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                5,792      7,371   16,121   18,675   22,272   19,781   15,541    8,857    4,839    1,529
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit
  value at beginning
  of period               $1.19      $1.16    $1.10    $1.11    $1.04    $1.04    $1.03    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.30      $1.19    $1.16    $1.10    $1.11    $1.04    $1.04    $1.03       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                7,560      9,304   25,536   17,319   17,958   20,730   13,014      516       --       --
------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 107

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (4/28/2006)
Accumulation unit
  value at beginning
  of period               $1.26      $1.14    $0.80    $1.07    $1.07    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.32      $1.26    $1.14    $0.80    $1.07    $1.07       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                3,513      3,872    4,262    4,864    7,595    9,164       --       --       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.82      $1.62    $1.06    $1.44    $1.43    $1.31    $1.27    $1.15    $0.93    $1.00
Accumulation unit
  value at end of
  period                  $1.90      $1.82    $1.62    $1.06    $1.44    $1.43    $1.31    $1.27    $1.15    $0.93
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                6,355      7,802    9,680   11,973   19,687   25,271   27,474   25,456   15,576    4,269
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit
  value at beginning
  of period               $1.45      $1.29    $0.92    $1.15    $1.13    $1.06    $1.04    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.52      $1.45    $1.29    $0.92    $1.15    $1.13    $1.06    $1.04       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                4,518      5,416   17,730   11,540   12,716   13,255    4,187      271       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.60      $1.42    $1.13    $1.92    $1.73    $1.41    $1.25    $1.08    $0.85    $1.00
Accumulation unit
  value at end of
  period                  $1.39      $1.60    $1.42    $1.13    $1.92    $1.73    $1.41    $1.25    $1.08    $0.85
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,090      1,443    1,829    2,197    3,162    3,800    3,647    2,172      496      105
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.02      $0.88    $0.65    $1.18    $1.16    $1.05    $0.98    $0.92    $0.76    $1.00
Accumulation unit
  value at end of
  period                  $0.97      $1.02    $0.88    $0.65    $1.18    $1.16    $1.05    $0.98    $0.92    $0.76
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                2,709      3,547    4,530    6,110   10,992   13,741   13,519    4,079    2,868      392
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.06      $0.89    $0.71    $1.18    $1.02    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.02      $1.06    $0.89    $0.71    $1.18    $1.02       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                3,000      3,790   22,026   20,913   15,689   10,663       --       --       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2006)
Accumulation unit
  value at beginning
  of period               $0.98      $0.87    $0.64    $1.26    $1.06    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.81      $0.98    $0.87    $0.64    $1.26    $1.06       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,688      1,766    2,195    2,857    2,426    5,251       --       --       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.52      $1.22    $0.75    $1.38    $1.23    $1.25    $1.15    $1.06    $0.88    $1.00
Accumulation unit
  value at end of
  period                  $1.27      $1.52    $1.22    $0.75    $1.38    $1.23    $1.25    $1.15    $1.06    $0.88
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  877      1,155    1,372    1,170    1,887    2,741    2,961    3,400    2,602      889
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/2/2005)
Accumulation unit
  value at beginning
  of period               $1.35      $1.11    $0.80    $1.47    $1.35    $1.19    $1.00       --       --       --
Accumulation unit
  value at end of
  period                  $1.22      $1.35    $1.11    $0.80    $1.47    $1.35    $1.19       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,325      1,680    2,952    5,049    5,225    7,878      393       --       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.17      $1.03    $0.83    $1.34    $1.29    $1.13    $1.10    $1.01    $0.80    $1.00
Accumulation unit
  value at end of
  period                  $1.18      $1.17    $1.03    $0.83    $1.34    $1.29    $1.13    $1.10    $1.01    $0.80
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                3,038      3,421    4,568    5,854    8,187    9,874   10,825    9,241    5,428    1,648
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.16      $0.97    $0.78    $1.30    $1.33    $1.13    $1.09    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.12      $1.16    $0.97    $0.78    $1.30    $1.33    $1.13    $1.09       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  477        561      429      584      789      734      632      499       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.65      $1.32    $0.95    $1.57    $1.66    $1.51    $1.45    $1.24    $0.85    $1.00
Accumulation unit
  value at end of
  period                  $1.49      $1.65    $1.32    $0.95    $1.57    $1.66    $1.51    $1.45    $1.24    $0.85
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  705        880      971    1,315    2,098    3,358    3,917    3,802    2,139      516
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.14      $1.12    $1.07    $1.11    $1.07    $1.04    $1.04    $1.04    $1.04    $1.00
Accumulation unit
  value at end of
  period                  $1.14      $1.14    $1.12    $1.07    $1.11    $1.07    $1.04    $1.04    $1.04    $1.04
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                7,651      9,727   11,135   13,972   12,745   15,464   16,802   16,700   13,079    7,646
------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.00      $0.87    $0.73    $1.12    $0.97    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.86      $1.00    $0.87    $0.73    $1.12    $0.97       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                2,408      2,563    2,966    2,963    1,728    4,962       --       --       --       --
------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.14      $1.06    $0.74    $1.03    $1.03    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.16      $1.14    $1.06    $0.74    $1.03    $1.03       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                6,419      6,500   12,792   11,376   13,146   12,200       --       --       --       --
------------------------------------------------------------------------------------------------------------------



 108 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.05      $0.90    $0.68    $1.19    $1.03    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.00      $1.05    $0.90    $0.68    $1.19    $1.03       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               11,122     12,302   15,949   27,515   23,069   20,348       --       --       --       --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.16      $1.02    $0.81    $1.42    $1.28    $1.15    $1.09    $1.04    $0.85    $1.00
Accumulation unit
  value at end of
  period                  $1.16      $1.16    $1.02    $0.81    $1.42    $1.28    $1.15    $1.09    $1.04    $0.85
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                4,067      5,091    6,236    8,328   12,003   16,152   18,132   18,010   11,020    3,508
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit
  value at beginning
  of period               $2.33      $1.84    $1.33    $2.23    $1.95    $1.76    $1.51    $1.23    $0.90    $1.00
Accumulation unit
  value at end of
  period                  $2.05      $2.33    $1.84    $1.33    $2.23    $1.95    $1.76    $1.51    $1.23    $0.90
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                8,022      9,514   14,164   20,610   25,720   32,335   28,423   18,934    9,886    3,541
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.59      $1.43    $1.14    $2.07    $1.79    $1.53    $1.31    $1.17    $0.83    $1.00
Accumulation unit
  value at end of
  period                  $1.30      $1.59    $1.43    $1.14    $2.07    $1.79    $1.53    $1.31    $1.17    $0.83
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,936      2,441    3,135    4,259    5,901    7,436    6,520    5,276    2,292      610
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.47      $1.23    $1.05    $1.84    $2.35    $1.97    $1.76    $1.35    $1.01    $1.00
Accumulation unit
  value at end of
  period                  $1.37      $1.47    $1.23    $1.05    $1.84    $2.35    $1.97    $1.76    $1.35    $1.01
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                2,639      3,274    4,145    5,481    8,852   13,498   15,139   12,119    6,601    2,989
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.88      $1.48    $1.16    $1.75    $1.82    $1.57    $1.46    $1.20    $0.92    $1.00
Accumulation unit
  value at end of
  period                  $1.78      $1.88    $1.48    $1.16    $1.75    $1.82    $1.57    $1.46    $1.20    $0.92
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                2,496      2,911    3,457    4,647    7,056    8,954    8,682    5,338    3,257    1,610
------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.36      $1.24    $0.99    $1.60    $1.56    $1.34    $1.22    $1.10    $0.89    $1.00
Accumulation unit
  value at end of
  period                  $1.33      $1.36    $1.24    $0.99    $1.60    $1.56    $1.34    $1.22    $1.10    $0.89
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                3,633      4,727    5,705    8,193   12,837   13,922   11,400    7,311    3,856    1,418
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.98      $1.60    $1.22    $1.96    $1.92    $1.68    $1.50    $1.21    $0.95    $1.00
Accumulation unit
  value at end of
  period                  $1.83      $1.98    $1.60    $1.22    $1.96    $1.92    $1.68    $1.50    $1.21    $0.95
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                4,717      6,137    7,669   10,448   15,654   19,762   20,011   10,047    5,836    2,777
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.10      $0.99    $0.83    $1.33    $1.37    $1.23    $1.17    $1.03    $0.80    $1.00
Accumulation unit
  value at end of
  period                  $1.14      $1.10    $0.99    $0.83    $1.33    $1.37    $1.23    $1.17    $1.03    $0.80
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                3,289      4,364    5,508    7,207   11,550   15,324   16,269    6,220    2,770    1,483
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.00      $0.88    $0.73    $1.29    $1.17    $1.12    $1.04    $0.99    $0.78    $1.00
Accumulation unit
  value at end of
  period                  $0.90      $1.00    $0.88    $0.73    $1.29    $1.17    $1.12    $1.04    $0.99    $0.78
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                2,818      3,563    4,612    5,453    7,314   10,002   11,202    2,736      978      447
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Capital Growth Fund, Series II Shares on April 27, 2012.  In addition, Invesco Van Kampen V.I. Capital Growth
Fund, Series II Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.42      $1.21    $0.86    $1.65    $1.51    $1.32    $1.22    $1.07    $0.80    $1.00
Accumulation unit
  value at end of
  period                  $1.30      $1.42    $1.21    $0.86    $1.65    $1.51    $1.32    $1.22    $1.07    $0.80
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  608        784      992    1,232    1,796    2,051    1,835    1,591      774      463
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Mid Cap Growth Fund, Series II Shares on April 27, 2012.
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (4/29/2011)
Accumulation unit
  value at beginning
  of period               $1.00         --       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.92         --       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  539         --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.03      $1.00    $0.79    $1.13    $1.02    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.06      $1.03    $1.00    $0.79    $1.13    $1.02       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  383        387      587      665      456    2,466       --       --       --       --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/1/2005)
Accumulation unit
  value at beginning
  of period               $1.36      $1.22    $0.92    $1.56    $1.38    $1.09    $1.00       --       --       --
Accumulation unit
  value at end of
  period                  $1.25      $1.36    $1.22    $0.92    $1.56    $1.38    $1.09       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,233      1,536    7,083    7,389    4,140      267        5       --       --       --
------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 109

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.00      $0.83    $0.53    $0.98    $0.92    $0.84    $0.83    $0.80    $0.56    $1.00
Accumulation unit
  value at end of
  period                  $0.94      $1.00    $0.83    $0.53    $0.98    $0.92    $0.84    $0.83    $0.80    $0.56
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,003      1,578    1,450    1,188    1,544    1,896    2,168      923      573      157
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.20      $1.05    $0.83    $1.30    $1.35    $1.18    $1.15    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.16      $1.20    $1.05    $0.83    $1.30    $1.35    $1.18    $1.15       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                7,423      9,203   15,447   21,701   27,381   32,887   26,831    6,418       --       --
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit
  value at beginning
  of period               $0.95      $0.84    $0.63    $1.06    $1.00       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.89      $0.95    $0.84    $0.63    $1.06       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,400      1,827   18,450   16,906   12,686       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (4/27/2007)
Accumulation unit
  value at beginning
  of period               $1.04      $0.84    $0.59    $1.02    $1.00       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.04      $1.04    $0.84    $0.59    $1.02       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  142        172      204      130       97       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.12      $1.01    $0.74    $1.18    $1.08    $1.02    $0.99    $0.92    $0.76    $1.00
Accumulation unit
  value at end of
  period                  $1.11      $1.12    $1.01    $0.74    $1.18    $1.08    $1.02    $0.99    $0.92    $0.76
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,322      1,440    2,149    2,427    3,135    4,033    4,710    3,047    2,246      712
------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.51      $1.12    $0.70    $1.17    $1.16    $1.04    $1.00    $0.95    $0.72    $1.00
Accumulation unit
  value at end of
  period                  $1.34      $1.51    $1.12    $0.70    $1.17    $1.16    $1.04    $1.00    $0.95    $0.72
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,248      1,318    1,542    1,851    2,675    3,472    4,247    4,567    3,912    1,784
------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit
  value at beginning
  of period               $2.48      $2.21    $1.69    $2.74    $2.18    $1.68    $1.46    $1.14    $0.85    $1.00
Accumulation unit
  value at end of
  period                  $2.61      $2.48    $2.21    $1.69    $2.74    $2.18    $1.68    $1.46    $1.14    $0.85
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                2,928      2,748    3,343    4,698    6,370    6,302    5,189    2,575    1,371      431
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.03      $0.85    $0.61    $1.10    $1.22    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.91      $1.03    $0.85    $0.61    $1.10    $1.22       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,854      2,304    4,848    7,113    4,961    4,670       --       --       --       --
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.28      $0.98    $0.63    $1.19    $0.99    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.17      $1.28    $0.98    $0.63    $1.19    $0.99       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,686      1,284    1,240    1,487    1,490    3,111       --       --       --       --
------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit
  value at beginning
  of period               $0.90      $0.75    $0.56    $1.06    $1.04    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.78      $0.90    $0.75    $0.56    $1.06    $1.04       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  287        320    4,088    5,048    4,922    4,471       --       --       --       --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.46      $1.28    $0.93    $1.58    $1.50    $1.30    $1.15    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.32      $1.46    $1.28    $0.93    $1.58    $1.50    $1.30    $1.15       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                2,763      2,966    3,414    4,437    6,986    8,796    5,927    2,391       --       --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.38      $1.22    $1.04    $1.23    $1.14    $1.08    $1.06    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.38      $1.38    $1.22    $1.04    $1.23    $1.14    $1.08    $1.06       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               20,765     25,920   45,739   58,677   62,902   46,387   23,303    4,223       --       --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.38      $1.14    $0.84    $1.37    $1.41    $1.24    $1.15    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.33      $1.38    $1.14    $0.84    $1.37    $1.41    $1.24    $1.15       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,679      2,099    2,510    3,184    4,773    5,725    3,700    1,477       --       --
------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit
  value at beginning
  of period               $1.24      $1.11    $0.92    $1.11    $1.04    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.25      $1.24    $1.11    $0.92    $1.11    $1.04       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                8,325      7,492   15,667   18,406   14,755   14,860       --       --       --       --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.15      $1.13    $0.91    $1.11    $1.13    $1.11    $1.00    $0.94    $0.80    $1.00
Accumulation unit
  value at end of
  period                  $1.12      $1.15    $1.13    $0.91    $1.11    $1.13    $1.11    $1.00    $0.94    $0.80
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  508        683      936    1,192    1,630    2,416    2,388    1,649    1,108      583
------------------------------------------------------------------------------------------------------------------



 110 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.39      $1.28    $1.04    $1.87    $1.75    $1.39    $1.25    $1.09    $0.86    $1.00
Accumulation unit
  value at end of
  period                  $1.14      $1.39    $1.28    $1.04    $1.87    $1.75    $1.39    $1.25    $1.09    $0.86
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  703        801    1,046    1,497    2,184    2,660    3,019    2,995    2,797    1,392
------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit
  value at beginning
  of period               $1.13      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.06      $1.13       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  136        189       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.12      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.07      $1.12       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               88,245     18,111       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.12      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.07      $1.12       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                7,382     11,130       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.04      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.06      $1.04       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              106,320     31,375       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.04      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.06      $1.04       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               19,708     20,762       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2006)
Accumulation unit
  value at beginning
  of period               $0.96      $0.87    $0.67    $1.11    $1.08    $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                  $0.92      $0.96    $0.87    $0.67    $1.11    $1.08       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  742      1,020   17,879   12,896    9,646   10,682       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.35      $1.12    $0.83    $1.33    $1.27    $1.11    $1.12    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.25      $1.35    $1.12    $0.83    $1.33    $1.27    $1.11    $1.12       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  282        347      389      614      980    1,141    1,193      732       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.09      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.08      $1.09       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              803,653    267,638       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.09      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.08      $1.09       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               76,905     95,000       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.11      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.08      $1.11       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              380,432     98,233       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.11      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.08      $1.11       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               28,510     43,525       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.07      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.07      $1.07       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              235,332     82,795       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period               $1.07      $1.00       --       --       --       --       --       --       --       --
Accumulation unit
  value at end of
  period                  $1.08      $1.07       --       --       --       --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               33,844     38,588       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.86      $1.52    $1.12    $1.66    $1.77    $1.49    $1.42    $1.20    $0.88    $1.00
Accumulation unit
  value at end of
  period                  $1.76      $1.86    $1.52    $1.12    $1.66    $1.77    $1.49    $1.42    $1.20    $0.88
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                2,181      2,661    9,298   11,506   12,216   10,437   11,559    7,783    5,093    2,665
------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 111

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011       2010      2009     2008     2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (2/13/2002)
Accumulation unit
  value at beginning
  of period               $3.02      $2.45    $1.66    $3.08    $2.68    $1.98    $1.65    $1.28    $0.87    $1.00
Accumulation unit
  value at end of
  period                  $2.55      $3.02    $2.45    $1.66    $3.08    $2.68    $1.98    $1.65    $1.28    $0.87
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                3,403      4,188    7,020    8,509   10,565   12,918   11,470    5,817    2,667    1,055
------------------------------------------------------------------------------------------------------------------
WANGER USA (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.75      $1.43    $1.02    $1.71    $1.64    $1.54    $1.40    $1.20    $0.85    $1.00
Accumulation unit
  value at end of
  period                  $1.67      $1.75    $1.43    $1.02    $1.71    $1.64    $1.54    $1.40    $1.20    $0.85
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                5,535      7,116   11,266   14,444   19,504   23,503   23,080   15,408    8,442    3,131
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (2/4/2004)
Accumulation unit
  value at beginning
  of period               $1.36      $1.18    $1.04    $1.80    $1.59    $1.31    $1.14    $1.00       --       --
Accumulation unit
  value at end of
  period                  $1.17      $1.36    $1.18    $1.04    $1.80    $1.59    $1.31    $1.14       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,411      1,780    8,152    2,508    3,470    4,047    3,150      728       --       --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.55      $1.27    $0.87    $1.47    $1.39    $1.25    $1.18    $1.01    $0.75    $1.00
Accumulation unit
  value at end of
  period                  $1.45      $1.55    $1.27    $0.87    $1.47    $1.39    $1.25    $1.18    $1.01    $0.75
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,577        941    1,067    1,472    2,414    3,081    3,829    3,698    3,344    1,985
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (2/13/2002)
Accumulation unit
  value at beginning
  of period               $1.65      $1.31    $0.87    $1.51    $1.34    $1.10    $1.05    $0.94    $0.67    $1.00
Accumulation unit
  value at end of
  period                  $1.55      $1.65    $1.31    $0.87    $1.51    $1.34    $1.10    $1.05    $0.94    $0.67
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                1,106      1,331    1,388    1,360    1,799    1,527    1,557    1,643    1,441      387
------------------------------------------------------------------------------------------------------------------





 112 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2011...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firms..................................  p.  5
Condensed Financial Information
  (Unaudited)............................  p.   6
Financial Statements





    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 113

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474

1-800-862-7919


RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and
                         annuity products are issued by
RiverSource Life Insurance Company. Both companies are affiliated with
                       Ameriprise Financial Services, Inc.


     (C) 2008-2012 RiverSource Life Insurance Company. All rights reserved.


S-6273 R (4/12)

PROSPECTUS


APRIL 30, 2012


RIVERSOURCE

RETIREMENT ADVISOR 4 ADVANTAGE(R) VARIABLE ANNUITY
RETIREMENT ADVISOR 4 SELECT(R) VARIABLE ANNUITY
RETIREMENT ADVISOR 4 ACCESS(R) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            70100 Ameriprise Financial Center
            Minneapolis, MN 55474

            Telephone: 1-800-862-7919


            (Corporate office)

            ameriprise.com/variableannuities
            RIVERSOURCE VARIABLE ACCOUNT 10/RIVERSOURCE ACCOUNT MGA


New contracts are not currently being offered.


This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor 4 Advantage Variable Annuity (RAVA 4 Advantage), the RiverSource Retirement Advisor 4 Select Variable Annuity (RAVA 4 Select), or the RiverSource Retirement Advisor 4 Access Variable Annuity (RAVA 4 Access). The information in this prospectus applies to all contracts unless stated otherwise.

Prospectuses are also available for:

- AllianceBernstein Variable Products Series Fund, Inc.
- American Century Variable Portfolios, Inc

- BlackRock Variable Series Funds, Inc.

- Columbia Funds Variable Insurance Trust

- Columbia Funds Variable Series Trust II

- Credit Suisse Trust

- DWS Variable Series II

- Dreyfus Variable Investment Fund
- Eaton Vance Variable Trust
- Fidelity(R) Variable Insurance Products -- Service Class 2
- Franklin(R) Templeton(R) Variable Insurance Products Trust
  (FTVIPT) - Class 2
- Goldman Sachs Variable Insurance Trust (VIT)
- Invesco Variable Insurance Funds

- Janus Aspen Series: Service Shares

- Legg Mason Variable Portfolios I, Inc.
- MFS(R) Variable Insurance Trust(SM)
- Morgan Stanley Universal Investment Funds (UIF)
- Neuberger Berman Advisers Management Trust
- Oppenheimer Variable Account Funds  Service Shares
- PIMCO Variable Investment Trust (VIT)
- Wanger Advisors Trust
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 1

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your financial advisor about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

The contracts and/or certain optional benefits described in this prospectus may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contracts. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the contracts other than those contained in this prospectus or the fund prospectuses.

RiverSource Life offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we and our affiliates issue. You should ask your financial advisor about his or her ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus).

TABLE OF CONTENTS


KEY TERMS................................       3
THE CONTRACT IN BRIEF....................       6
EXPENSE SUMMARY..........................       8
CONDENSED FINANCIAL INFORMATION..........      16
FINANCIAL STATEMENTS.....................      16
THE VARIABLE ACCOUNT AND THE FUNDS.......      16
GUARANTEE PERIOD ACCOUNTS (GPAS).........      18
THE FIXED ACCOUNT........................      19
BUYING YOUR CONTRACT.....................      20
CHARGES..................................      25
VALUING YOUR INVESTMENT..................      32
MAKING THE MOST OF YOUR CONTRACT.........      34
SURRENDERS...............................      42
TSA -- SPECIAL PROVISIONS................      43
CHANGING OWNERSHIP.......................      44
BENEFITS IN CASE OF DEATH -- STANDARD
  DEATH BENEFIT..........................      44
OPTIONAL BENEFITS........................      47
THE ANNUITY PAYOUT PERIOD................      66
TAXES....................................      68
VOTING RIGHTS............................      71
SUBSTITUTION OF INVESTMENTS..............      72
ABOUT THE SERVICE PROVIDERS..............      72
ADDITIONAL INFORMATION...................      74
APPENDIX A: THE FUNDS....................      75
APPENDIX B: EXAMPLE -- MARKET VALUE
  ADJUSTMENT (MVA).......................      82
APPENDIX C: EXAMPLE -- SURRENDER
  CHARGES................................      84
APPENDIX D: EXAMPLE -- OPTIONAL DEATH
  BENEFITS...............................      89
APPENDIX E: EXAMPLE -- OPTIONAL LIVING
  BENEFITS...............................      93
APPENDIX F: ADDITIONAL RMD DISCLOSURE....     100
APPENDIX G: GUARANTOR WITHDRAWAL BENEFIT
  FOR LIFE RIDER DISCLOSURE..............     102
APPENDIX H: SECURESOURCE RIDERS
  DISCLOSURE.............................     114
APPENDIX I: CONDENSED FINANCIAL
  INFORMATION (UNAUDITED)................     127
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION.................     158





--------------------------------------------------------------------------------
 2 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BAND 3 ANNUITIES: RAVA 4 Advantage and RAVA 4 Select contracts that are available for:

- current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses or domestic partners (employees),

- current or retired Ameriprise financial advisors and their spouses or domestic partners (advisors), or

- individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

BENEFICIARY: The person you designate to receive benefits in case of your death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB) AND ENHANCED EARNINGS PLUS DEATH BENEFIT
(EEP): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. You can elect to purchase either the EEB or the EEP, subject to certain restrictions.

FIXED ACCOUNT: Our general account which includes the Regular Fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in "good order", your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS): A nonunitized separate account to which you may allocate purchase payments and purchase payment credits or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments and purchase payment credits or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 3

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (ACCUMULATION BENEFIT): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator Program. This rider is not available for RAVA 4 Access.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER (GWB FOR LIFE(R)): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at a minimum, all of your purchase payments plus any purchase payment credits. Under certain limited circumstances, it gives you the right to take limited withdrawals in each contract year until death. This rider requires participation in the Portfolio Navigator Program. This rider is not available for RAVA 4 Access. This rider is no longer available for sale.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV) AND MAXIMUM FIVE-YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.

OWNER (YOU, YOUR): A person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a nonnatural person as the owner, "you, your, and owner" means the annuitant where contract provisions are based on the age or life of the owner. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to qualify for income tax deferral.

PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM): This is a program in which you are required to participate through the choice of a PN program investment option if you select the optional Accumulation Benefit rider, the optional GWB for Life rider or the optional SecureSource rider.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments. Purchase payment credits are not available under RAVA 4 Access contracts.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

- Roth IRAs including inherited Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefit for contract owners age 75 and under on the contract effective date at no additional cost.

RIDER: You receive a rider to your contract when you purchase the EEB, EEP, MAV, 5-Year MAV, ROPP, Accumulation Benefit, GWB for Life and/or SecureSource rider. The rider adds the terms of the optional benefit to your contract.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SECURESOURCE(R) RIDERS: This is an optional benefit that you can add to your contract for an additional charge. SecureSource -- Single Life covers one person. SecureSource -- Joint Life covers two spouses jointly. The benefit is intended to provide guaranteed withdrawals up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin until you have recovered, at a minimum, all of your purchase payments plus any

--------------------------------------------------------------------------------
 4 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS purchase payment credits. Under certain limited circumstances, it gives you the right to take limited withdrawals in each contract year until death. These riders require participation in the PN program. When used in this prospectus, "SecureSource riders" include SecureSource Flex riders, except where the SecureSource Flex riders are specifically referenced and distinguished from the other SecureSource riders. These riders are not available for RAVA 4 Access.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) FIXED ACCOUNT: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 5

THE CONTRACT IN BRIEF

This prospectus describes three contracts. Each contract has different expenses. RAVA 4 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 4 Select has a three-year surrender charge schedule and has lower mortality and expense risk fees than RAVA 4 Access. RAVA 4 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule, and has the lowest mortality and expense risk fees of the three contracts. RAVA 4 Advantage and RAVA 4 Select include the option to purchase living benefit riders; living benefit riders are not currently available under RAVA 4 Access. Your financial advisor can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.


PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, regular fixed account, subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. If the contract value goes to zero due to underlying fund's performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).



BUYING A CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future, subject to certain limitations. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract and/or pursuant to state requirements. (See "Buying Your Contract")



It may not have been advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a "tax-free" exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to IRS rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See "Taxes -- 1035 Exchanges.")



TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.




FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract and receive a full refund of the contract value less the amounts of any purchase payment credits, subject to market value adjustment. The valuation date will be the date your request is received at our corporate office. (For California residents, the valuation date will be the earlier of the date your contract is returned to your financial advisor or to our corporate office). We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract and any positive or negative market value adjustment will apply; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among the:

- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")

- the GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (see "Guarantee Period Accounts
  (GPAs)")


--------------------------------------------------------------------------------
 6 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- the regular fixed account, which earns interest at rates that we adjust periodically. Purchase payment allocations to the regular fixed account may be subject to special restrictions. Effective May 10, 2010, for RAVA 4 Access contracts you cannot select the regular fixed account. (Exception: RAVA 4 Access contract holders who remained invested in the static PN program model portfolio and have the regular fixed account included in the model portfolio selected.) (see "The Fixed Account")

- the Special DCA fixed account, when available. (see "The Fixed Account -- The Special DCA Fixed Account")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA fixed account. GPAs and regular fixed account transfers are subject to special restrictions. (see "Making the Most of Your Contract -- Transferring Among Accounts")

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences. If you have elected the SecureSource Flex rider, please consider carefully when you take withdrawals. If you take withdrawals during the 3-year waiting period,your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time. Certain other restrictions may apply. (see "Surrenders")

BENEFITS IN CASE OF DEATH: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")

OPTIONAL BENEFITS: These contracts offer optional living and death benefits that are available for additional charges if you meet certain criteria. Optional living benefits require your participation in the PN program which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (see "Optional Benefits")

ANNUITY PAYOUTS: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the regular fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 7

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA 4 ADVANTAGE:

(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.*


            SEVEN-YEAR SCHEDULE                             TEN-YEAR SCHEDULE*
  NUMBER OF COMPLETED                            NUMBER OF COMPLETED
YEARS FROM DATE OF EACH    SURRENDER CHARGE    YEARS FROM DATE OF EACH    SURRENDER CHARGE
    PURCHASE PAYMENT          PERCENTAGE           PURCHASE PAYMENT          PERCENTAGE
           0                       7%                     0                       8%

           1                       7                      1                       8

           2                       7                      2                       8

           3                       6                      3                       7

           4                       5                      4                       7

           5                       4                      5                       6

           6                       2                      6                       5

           7+                      0                      7                       4

                                                          8                       3

                                                          9                       2

                                                         10+                      0


* In Alaska, Arizona, Colorado, Connecticut, Georgia, Hawaii, Illinois, Iowa, Michigan, Minnesota, Mississippi, Montana, New Jersey, North Carolina, Oregon, Texas, Utah and Washington the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama and Massachusetts, surrender charges are waived after the tenth contract anniversary for all payments regardless of when payments are made. Please see your contract for the surrender charge schedule applicable to you.

SURRENDER CHARGE FOR RAVA 4 SELECT (EXCEPT TEXAS):

(Contingent deferred sales load as a percentage of purchase payment surrendered)


     YEARS FROM        SURRENDER CHARGE
   CONTRACT DATE          PERCENTAGE
         1                     7%

         2                     7

         3                     7

         Thereafter            0


SURRENDER CHARGE FOR RAVA 4 SELECT IN TEXAS:

(Contingent deferred sales load as a percentage of purchase payment surrendered)


  NUMBER OF COMPLETED
YEARS FROM DATE OF EACH    SURRENDER CHARGE
    PURCHASE PAYMENT          PERCENTAGE
           0                       8%

           1                       7

           2                       6

           Thereafter              0


There are no surrender charges after the third contract anniversary.

SURRENDER CHARGE FOR RAVA 4 ACCESS:

0%


--------------------------------------------------------------------------------
 8 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% for the assumed investment return of 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See
"Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE



                                                                      MAXIMUM: $50*     CURRENT: $30


(We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value)



MORTALITY AND EXPENSE RISK FEE:                   RAVA 4 ADVANTAGE           RAVA 4 SELECT           RAVA 4 ACCESS

For nonqualified annuities                              1.05%                     1.30%                   1.45%

For qualified annuities                                  .85%                     1.10%                   1.25%


OPTIONAL RIDER FEES
OPTIONAL DEATH BENEFITS

(As a percentage of contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)



ROPP RIDER FEE                                                      MAXIMUM: 0.30%     CURRENT: 0.20%

MAV RIDER FEE                                                       MAXIMUM: 0.35%     CURRENT: 0.25%

5-YEAR MAV RIDER FEE                                                MAXIMUM: 0.20%     CURRENT: 0.10%

EEB RIDER FEE                                                       MAXIMUM: 0.40%     CURRENT: 0.30%

EEP RIDER FEE                                                       MAXIMUM: 0.50%     CURRENT: 0.40%



OPTIONAL LIVING BENEFITS




ACCUMULATION BENEFIT RIDER FEE                                     MAXIMUM: 2.50%     CURRENT: 1.50%(1)


(Charged annually as a percentage of contract value or the minimum contract accumulation value, whichever is greater. The fee applies only if you elect the optional rider.)

(1) For contracts purchased prior to Oct. 4, 2010, the following charges apply:



CONTRACT PURCHASE DATE                                                  CURRENT CHARGE

Before Jan. 26, 2009                                                         0.60%

Jan. 26, 2009 -- May 30, 2009                                                0.80%

Nov. 30, 2009 -- Oct 3, 2010                                                 1.25%





SECURESOURCE FLEX - SINGLE LIFE RIDER FEE                           MAXIMUM: 2.00%     CURRENT: 0.95%

SECURESOURCE FLEX - JOINT LIFE RIDER FEE                            MAXIMUM: 2.50%     CURRENT: 1.10%


(Charged annually at the contract anniversary as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater. The fee applies only if you elect the optional rider.)


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 9

GWB FOR LIFE RIDER FEE                                              MAXIMUM: 1.50%     CURRENT: 0.65%


(Charged annually at the contract anniversary as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater. The fee applies only if you elect the optional rider.)


SECURESOURCE - SINGLE LIFE RIDER FEE(2)                             MAXIMUM: 2.00%     CURRENT: 0.90%

SECURESOURCE - JOINT LIFE RIDER FEE(2)                              MAXIMUM: 2.50%     CURRENT: 1.15%


(Charged annually at the contract anniversary as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater. The fee applies only if you elect the optional rider.)

(2) For contracts purchased prior to Jan. 26, 2009, the following charges apply:
    -- the current charge for Single Life rider is 0.65% and for Joint Life rider is 0.85%, and
    -- the maximum charge for Single Life rider is 1.50% and for Joint Life rider is 1.75%.

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2011, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN EACH FUND'S PROSPECTUS.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.50%                2.90%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Accounts and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                               ACQUIRED FUND   GROSS TOTAL
                                                               MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                              FEES       FEES   EXPENSES    EXPENSES***      EXPENSES
AllianceBernstein VPS Global Thematic Growth Portfolio            0.75%      0.25%    0.19%           --%          1.19%
(Class B)


AllianceBernstein VPS Growth and Income Portfolio (Class B)       0.55       0.25     0.05            --           0.85


AllianceBernstein VPS International Value Portfolio (Class        0.75       0.25     0.07            --           1.07
B)


AllianceBernstein VPS Large Cap Growth Portfolio (Class B)        0.75       0.25     0.09            --           1.09


American Century VP Mid Cap Value, Class II                       0.90       0.25     0.01            --           1.16


American Century VP Ultra(R), Class II                            0.90       0.25     0.01            --           1.16


American Century VP Value, Class II                               0.88       0.25       --            --           1.13


BlackRock Global Allocation V.I. Fund (Class III)                 0.64       0.25     0.26          0.02           1.17(1)


Columbia Variable Portfolio - Balanced Fund (Class 3)             0.64       0.13     0.16            --           0.93(2)


Columbia Variable Portfolio - Cash Management Fund (Class         0.33       0.13     0.14            --           0.60(2)
3)


Columbia Variable Portfolio - Diversified Bond Fund (Class        0.41       0.13     0.13            --           0.67
3)


Columbia Variable Portfolio - Diversified Equity Income           0.57       0.13     0.13            --           0.83
Fund (Class 3)


Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)       0.66       0.13     0.16          0.01           0.96


Columbia Variable Portfolio - Emerging Markets Opportunity        1.07       0.13     0.25            --           1.45(2)
Fund (Class 3)


Columbia Variable Portfolio - Global Bond Fund (Class 3)          0.55       0.13     0.16            --           0.84


Columbia Variable Portfolio - Global Inflation Protected          0.42       0.13     0.14            --           0.69
Securities Fund (Class 3)


Columbia Variable Portfolio - High Income Fund (Class 2)          0.63       0.25     0.15            --           1.03(2),(3)


Columbia Variable Portfolio - High Yield Bond Fund (Class         0.58       0.13     0.17            --           0.88(2)
3)




--------------------------------------------------------------------------------
 10 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS* (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                               ACQUIRED FUND   GROSS TOTAL
                                                               MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                              FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Columbia Variable Portfolio - Income Opportunities Fund           0.57%      0.13%    0.14%           --%          0.84%
(Class 3)


Columbia Variable Portfolio - International Opportunity           0.79       0.13     0.21            --           1.13
Fund (Class 3)


Columbia Variable Portfolio - Large Cap Growth Fund (Class        0.71       0.13     0.17            --           1.01(2)
3)


Columbia Variable Portfolio - Marsico Growth Fund (Class 1)       0.97         --     0.13            --           1.10(2),(3)


Columbia Variable Portfolio - Marsico International               1.02       0.25     0.20            --           1.47(2),(3)
Opportunities Fund (Class 2)


Columbia Variable Portfolio - Mid Cap Growth Opportunity          0.76       0.13     0.17            --           1.06(2)
Fund (Class 3)


Columbia Variable Portfolio - Mid Cap Value Opportunity           0.74       0.13     0.14            --           1.01
Fund (Class 3)


Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)        0.10       0.13     0.27            --           0.50


Columbia Variable Portfolio - Select Large-Cap Value Fund         0.71       0.13     0.26            --           1.10(2)
(Class 3)


Columbia Variable Portfolio - Select Smaller-Cap Value Fund       0.79       0.13     0.19            --           1.11(2)
(Class 3)


Columbia Variable Portfolio - Short Duration U.S.                 0.36       0.13     0.15            --           0.64
Government Fund (Class 3)


Credit Suisse Trust - Commodity Return Strategy Portfolio         0.50       0.25     0.31            --           1.06(4)


Dreyfus Variable Investment Fund International Equity             0.75       0.25     0.35            --           1.35
Portfolio, Service Shares


DWS Alternative Asset Allocation VIP, Class B                     0.27       0.25     0.34          1.30           2.16(5)


Eaton Vance VT Floating-Rate Income Fund                          0.57       0.50     0.08            --           1.15


Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2           0.56       0.25     0.09            --           0.90


Fidelity(R) VIP Mid Cap Portfolio Service Class 2                 0.56       0.25     0.10            --           0.91


Fidelity(R) VIP Overseas Portfolio Service Class 2                0.71       0.25     0.14            --           1.10


FTVIPT Franklin Global Real Estate Securities Fund - Class        0.80       0.25     0.32            --           1.37
2


FTVIPT Franklin Small Cap Value Securities Fund - Class 2         0.50       0.25     0.16          0.01           0.92


FTVIPT Mutual Shares Securities Fund - Class 2                    0.60       0.25     0.13            --           0.98


Goldman Sachs VIT Structured U.S. Equity                          0.62         --     0.08            --           0.70(6)
Fund - Institutional Shares


Invesco V.I. Diversified Dividend Fund, Series II Shares          0.52       0.25     0.15            --           0.92


Invesco V.I. Global Health Care Fund, Series II Shares            0.75       0.25     0.37            --           1.37


Invesco V.I. International Growth Fund, Series II Shares          0.71       0.25     0.32            --           1.28


Invesco Van Kampen V.I. American Franchise Fund, Series II        0.67       0.25     0.28            --           1.20(7)
Shares


Invesco Van Kampen V.I. Comstock Fund, Series II Shares           0.56       0.25     0.24            --           1.05(8)


Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II            0.75       0.25     0.33            --           1.33(9)
Shares


Janus Aspen Series Janus Portfolio: Service Shares                0.56       0.25     0.07            --           0.88


Janus Aspen Series Moderate Allocation Portfolio: Service         0.05       0.25     0.47          0.73           1.50(10)
Shares


Legg Mason ClearBridge Variable Small Cap Growth                  0.75         --     0.14            --           0.89
Portfolio - Class I


MFS(R) Investors Growth Stock Series - Service Class              0.75       0.25     0.07            --           1.07


MFS(R) Utilities Series - Service Class                           0.73       0.25     0.08            --           1.06


Morgan Stanley UIF Global Real Estate Portfolio, Class II         0.85       0.35     0.47            --           1.67(11)
Shares


Morgan Stanley UIF Mid Cap Growth Portfolio, Class II             0.75       0.35     0.30            --           1.40(11)
Shares


Neuberger Berman Advisers Management Trust International          1.15       0.25     1.50            --           2.90(12)
Portfolio (Class S)


Neuberger Berman Advisers Management Trust Socially               0.85       0.25     0.21            --           1.31(12)
Responsive Portfolio (Class S)


Oppenheimer Global Securities Fund/VA, Service Shares             0.63       0.25     0.13            --           1.01


Oppenheimer Global Strategic Income Fund/VA, Service Shares       0.58       0.25     0.13          0.07           1.03(13)


Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA,              0.69       0.25     0.14            --           1.08(14)
Service Shares


Oppenheimer Value Fund/VA, Service Shares                         0.75       0.25     0.90            --           1.90(14)


PIMCO VIT All Asset Portfolio, Advisor Share Class                0.43       0.25       --          0.74           1.42(15)


PIMCO VIT Global Multi-Asset Portfolio, Advisor Class             0.95       0.25       --          0.51           1.71(16)


Variable Portfolio - Aggressive Portfolio (Class 2)                 --       0.25     0.02          0.79           1.06




--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 11

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS* (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                               ACQUIRED FUND   GROSS TOTAL
                                                               MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                              FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Variable Portfolio - Aggressive Portfolio (Class 4)                 --%      0.25%    0.02%         0.79%          1.06%


Variable Portfolio - Conservative Portfolio (Class 2)               --       0.25     0.02          0.61           0.88


Variable Portfolio - Conservative Portfolio (Class 4)               --       0.25     0.02          0.61           0.88


Variable Portfolio - Davis New York Venture Fund (Class 3)        0.71       0.13     0.13            --           0.97(17)


Variable Portfolio - Goldman Sachs Mid Cap Value Fund             0.77       0.13     0.13            --           1.03(17)
(Class 3)


Variable Portfolio - Moderate Portfolio (Class 2)                   --       0.25     0.02          0.71           0.98


Variable Portfolio - Moderate Portfolio (Class 4)                   --       0.25     0.02          0.71           0.98


Variable Portfolio - Moderately Aggressive Portfolio (Class         --       0.25     0.02          0.75           1.02
2)


Variable Portfolio - Moderately Aggressive Portfolio (Class         --       0.25     0.02          0.75           1.02
4)


Variable Portfolio - Moderately Conservative Portfolio              --       0.25     0.02          0.66           0.93
(Class 2)


Variable Portfolio - Moderately Conservative Portfolio              --       0.25     0.02          0.66           0.93
(Class 4)


Variable Portfolio - Partners Small Cap Value Fund (Class         0.91       0.13     0.15          0.02           1.21(17)
3)


Wanger International                                              0.89         --     0.13            --           1.02(3)


Wanger USA                                                        0.86         --     0.08            --           0.94(3)


Wells Fargo Advantage VT International Equity Fund - Class        0.75       0.25     0.22          0.01           1.23(18)
2


Wells Fargo Advantage VT Opportunity Fund - Class 2               0.65       0.25     0.17            --           1.07(19)


Wells Fargo Advantage VT Small Cap Growth Fund - Class 2          0.75       0.25     0.20          0.01           1.21







    *The Funds provided the information on their expenses and we have not independently verified the information.


   **The previous fund names can be found in the Appendix under "The Funds".


  ***Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) Other expenses have been restated to reflect current fees. The sub-adviser has voluntarily agreed to waive 0.14% of the sub-advisory fee and such voluntary waiver can be reduced or discontinued at any time at the sole and exclusive discretion of the sub-adviser. After fee waivers, net expenses would be 1.03%.


 (2) Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.79% for Columbia Variable Portfolio - Balanced Fund (Class 3), 0.585% for Columbia Variable
     Portfolio - Cash Management Fund (Class 3), 1.385% for Columbia Variable Portfolio - Emerging Markets Opportunity Fund (Class 3), 0.97% for Columbia Variable Portfolio - High Income Fund (Class 2), 0.845% for Columbia Variable Portfolio - High Yield Bond Fund (Class 3), 0.915% for Columbia Variable Portfolio - Large Cap Growth Fund (Class 3), 0.79% for Columbia Variable Portfolio - Marsico Growth Fund (Class 1), 1.44% for Columbia Variable Portfolio - Marsico International Opportunities Fund (Class 2), 1.005% for Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 3), 0.925% for Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3) and 1.055% for Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 3).


 (3) Other expenses have been restated to reflect contractual changes to certain other fees.


 (4) Credit Suisse will waive fees and reimburse expenses so that the Portfolio's annual operating expenses will not exceed 1.05% of the Portfolio's average daily net assets. Waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.


 (5) Through September 30, 2012, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.57%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.30%). Effective October 1, 2012 through April 30, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.62%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.30%). These agreements may only be terminated with the consent of the fund's Board.


 (6) Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund's Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 27, 2013 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.64%.


 (7) Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. In addition, the Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 1.15% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.



--------------------------------------------------------------------------------
 12 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

 (8) The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.97% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.


 (9) Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.


(10) Janus Capital has contractually agreed to waive the Portfolio's total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses and extraordinary expenses) to a certain limit until at least May 1, 2013. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees. After fee waivers, net expenses would be 1.37%.


(11) The Portfolios' Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee paid to each Portfolios Distributor, Morgan Stanley Distribution, Inc.), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.


(12) Neuberger Berman Management LLC ("NBM") has undertaken through Dec. 31, 2014, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value of the Neuberger Berman Advisors Management Trust International Portfolio (Class S) and 1.17% of the average daily net asset value of the Neuberger Berman Advisors Management Trust Socially Responsive Portfolio (Class S). The expense limitation arrangement for the Portfolio's are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation.


(13) The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Short Duration Fund and the Master Funds. The Manager has also contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees. After fee waivers, net expenses would be 0.97%.


(14) The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05% for Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA, Service Shares and 1.05% for Oppenheimer Value Fund/VA, Service Shares.


(15) PIMCO has contractually agreed, through May 1, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired fund fees and expenses listed in the table above. After fee waivers, net expenses would be 1.345%.


(16) PIMCO has contractually agreed, through May 1, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term. In addition, PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio II Ltd. (the "GMA Subsidiary") to PIMCO. The GMA Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the GMA Subsidiary is in place. After fee waivers, net expenses would be 1.25%.


(17) Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.905% for Variable Portfolio - Davis New York Venture Fund (Class 3), 0.985% for Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3) and 1.035% for Variable Portfolio - Partners Small Cap Value Fund (Class 3).


(18) The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's total annual fund operating expenses after fee waiver, excluding certain expenses, at 0.94%.


(19) Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's total annual fund operating expenses after fee waiver, excluding certain expenses, at 1.00%. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 13

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the optional MAV, EEP (if available), Accumulation Benefit or SecureSource Flex - Joint Life, if available(1),(2). Although your actual costs may be lower, based on these assumptions your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED          AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA 4 ADVANTAGE

With a ten-year
surrender charge
schedule(4)          $1,503      $3,033      $4,426      $7,463           $783       $2,308      $3,788      $7,278

RAVA 4 ADVANTAGE

With a seven-year
surrender charge
schedule              1,413       2,942       4,243       7,278            783        2,308       3,788       7,278

RAVA 4 SELECT         1,438       3,013       3,897       7,453            808        2,379       3,897       7,453

RAVA 4
SELECT - TEXAS        1,528       2,923       3,897       7,453            808        2,379       3,897       7,453

RAVA 4 ACCESS           571       1,703       2,823       5,565            571        1,703       2,823       5,565





                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY    1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA 4 ADVANTAGE

With a ten-year
surrender charge
schedule(4)          $1,483      $2,976      $4,337      $7,318           $763       $2,252      $3,699      $7,133

RAVA 4 ADVANTAGE

With a seven-year
surrender charge
schedule              1,393       2,885       4,154       7,133            763        2,252       3,699       7,133

RAVA 4 SELECT         1,418       2,957       3,810       7,313            788        2,323       3,810       7,313

RAVA 4
SELECT - TEXAS        1,508       2,866       3,810       7,313            788        2,323       3,810       7,313

RAVA 4 ACCESS           551       1,645       2,731       5,406            551        1,645       2,731       5,406



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds(3). They assume that you do not select any optional benefits. Although your actual costs may be higher, based on these assumptions your costs would be:


                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED          AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA 4 ADVANTAGE

With a ten-year
surrender charge
schedule(4)           $934       $1,374      $1,696      $2,333           $189        $582       $  996      $2,133

RAVA 4 ADVANTAGE

With a seven-year
surrender charge
schedule               841        1,275       1,496       2,133            189         582          996       2,133

RAVA 4 SELECT          864        1,347       1,127       2,403            215         659        1,127       2,403

RAVA 4
SELECT - TEXAS         957        1,249       1,127       2,403            215         659        1,127       2,403

RAVA 4 ACCESS          230          706       1,205       2,562            230         706        1,205       2,562





--------------------------------------------------------------------------------
 14 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY    1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA 4 ADVANTAGE

With a ten-year
surrender charge
schedule(4)           $915       $1,316      $1,589      $2,111           $168        $519       $  889      $1,911

RAVA 4 ADVANTAGE

With a seven-year
surrender charge
schedule               822        1,217       1,389       1,911            168         519          889       1,911

RAVA 4 SELECT          845        1,289       1,022       2,187            194         597        1,022       2,187

RAVA 4
SELECT - TEXAS         938        1,190       1,022       2,187            194         597        1,022       2,187

RAVA 4 ACCESS          209          644       1,101       2,350            209         644        1,101       2,350



(1) In these examples, the contract administrative charge is $50.
(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.
(3) In these examples, the contract administrative charge is $30.
(4) In Alaska, Arizona, Colorado, Connecticut, Georgia, Hawaii, Illinois, Iowa, Michigan, Minnesota, Mississippi, Montana, New Jersey, North Carolina, Oregon, Texas, Utah and Washington, your expenses would be slightly lower due to the modified ten-year surrender charge schedule.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 15

CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts in Appendix I.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives, investment advisers and subadvisers, please see Appendix A.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation

--------------------------------------------------------------------------------
 16 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS
  program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) or Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds).

  Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.64% of the average daily net assets invested in the underlying funds through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the underlying funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating financial advisors who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 17

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs may not be available for contracts in some states. GPAs are not available if the GWB for Life, SecureSource, or Accumulation Benefit is selected.

Currently, unless the PN program is in effect, you may allocate purchase payments and purchase payment credits to one or more of the GPAs with guarantee periods declared by us. The required minimum investment in each GPA is $1,000. These accounts are not offered after annuity payouts begin.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The GPA interests under the contracts are registered with the SEC. The SEC staff reviews the disclosures in this prospectus on the GPA interests.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates).

We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses. Interest rates offered may vary by state, but will not be lower than state law allows. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company's general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations in interest rates. We achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;


--------------------------------------------------------------------------------
 18 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Debt instruments that are unrated, but which are deemed by RiverSource Life to have an investment quality within the four highest grades;

- Other debt instruments which are unrated or rated below investment grade, limited to 15% of assets at the time of purchase; and

- Real estate mortgages, limited to 30% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Minnesota and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)
We will not apply an MVA to contract value you transfer or surrender out of the GPAs within 30 days before the end of the guarantee period. During this 30 day window you may choose to start a new guarantee period of the same length, transfer the contract value to a GPA of another length, transfer the contract value to any of the subaccounts or the regular fixed account, or surrender the contract value (subject to applicable surrender provisions). If we do not receive any instructions at the end of your guarantee period, our current practice is to automatically transfer the contract value to the one year GPA. Any new GPA, whether it is one you choose or an automatic transfer to a one year GPA, will be subject to an MVA as described below.

We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA including withdrawals under the GWB for Life rider, SecureSource rider or if you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as "early surrenders." The application of an MVA may result in either a gain or loss of principal.

The 30-day rule does not apply and no MVA will apply to:

- amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Disability Diagnosis;

- amounts surrendered from the GPA within 30 days prior to the end of the Guarantee Period;

- amounts surrendered for fees and charges; and

- amounts we pay as death claims.

When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:


               IF YOUR GPA RATE IS:                                       THE MVA IS:

Less than the new GPA rate + 0.10%                                         Negative

Equal to the new GPA rate + 0.10%                                          Zero

Greater than the new GPA rate + 0.10%                                      Positive


For an example, see Appendix B.

THE FIXED ACCOUNT

Amounts allocated to the fixed account become part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses. The guaranteed

--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 19
minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

THE REGULAR FIXED ACCOUNT
For RAVA 4 Advantage and RAVA 4 Select, unless the PN program is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the regular fixed account. Effective May 10, 2010, for RAVA 4 Access contracts you cannot allocate purchase payments to the regular fixed account. (Exception: RAVA 4 Access contract holders who remained invested in the static PN program model portfolio and have the regular fixed account included in the model portfolio selected.) The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. Subject to state limitations, we reserve the right to limit purchase payment allocations to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the regular fixed account.)

THE SPECIAL DCA FIXED ACCOUNT
You also may allocate purchase payments and purchase payment credits to the Special DCA fixed account, when available. The Special DCA fixed account is available for new purchase payments. The value of the Special DCA fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA fixed account. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA fixed account.)

BUYING YOUR CONTRACT


New contracts are not currently being offered. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you and the annuitant are 90 or younger. If you are a Florida resident, you can not buy a contract if you and the annuitant are age 65 or older.



When you applied, you could have selected among the following (if available in your state):


- GPAs, the regular fixed account(1), subaccounts, or the Special DCA fixed account in which you want to invest;

- how you want to make purchase payments;

- a beneficiary;

- under RAVA 4 Advantage, the length of the surrender charge period (seven or ten years)(2);

- one of the following optional death benefits:

  - ROPP Death Benefit(3);

  - MAV Death Benefit(3);

  - 5-Year MAV Death Benefit(3);

  - EEB Death Benefit(3);

  - EEP Death Benefit(3); and


--------------------------------------------------------------------------------
 20 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- under RAVA 4 Advantage and RAVA 4 Select, one of the following optional living benefits that require the use of the PN program:

  - Accumulation Benefit rider(4); or

  - SecureSource Flex rider(4).


(1) For RAVA 4 Access contracts you could not have selected the regular fixed account.

(2) In Alaska, Arizona, Colorado, Connecticut, Georgia, Hawaii, Illinois, Iowa, Michigan, Minnesota, Mississippi, Montana, New Jersey, North Carolina, Oregon, Texas, Utah and Washington, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama and Massachusetts, we waive surrender charges after the tenth contract anniversary for all payments regardless of when payments are made.

(3) You may have selected any one of the ROPP, MAV, 5-Year MAV, EEB or EEP riders or certain combinations thereof. You may select the MAV and either the EEB or the EEP. You may select the 5-Year MAV and either the EEB or the EEP. You cannot select both the EEB and EEP. You cannot select both the MAV and 5-Year MAV. The MAV, EEB, EEP and 5-Year MAV are only available if you are 75 or younger at the rider effective date. EEP is only available on contracts purchased through a transfer or exchange. ROPP is only available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are 75 or younger.


(4) You may have selected either the Accumulation Benefit or SecureSource Flex rider. The Accumulation Benefit and SecureSource Flex - Single Life riders are only available if you are 80 or younger at the rider effective date. SecureSource Flex - Joint Life rider is available if both covered spouses are 80 or younger.


The contracts provide for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the GPAs, to the regular fixed account and/or to the Special DCA fixed account (when available) in even 1% increments subject to the $1,000 required minimum investment for the GPAs. There may be certain restrictions on the amount you may allocate to the regular fixed account. For RAVA 4 Access contracts purchase payment credits are not available and you cannot allocate purchase payments to the regular fixed account. (Exception: RAVA 4 Access contract holders who remained invested in the static PN program model portfolio and have the regular fixed account included in the model portfolio selected.) (See "Purchase Payments.")



We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. This means that the contract will be annuitized (converted to a stream of monthly payments), and the first payment will be sent on the settlement date. If your contract is annuitized, the contract goes into payout mode and only the annuity payout provisions continue. Unless Annuity Payout Plan E is elected, you will no longer have access to your contract value. In addition, the death benefit and any optional benefits you have elected will end. When we processed your application, we established the settlement date as the maximum age (or contract anniversary, if applicable). We have established a new maximum age (or contract anniversary) as described below. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

Generally, the settlement date must be no later than the annuitant's 95th birthday or the tenth contract anniversary. If the annuitant was age 95 or older and past the tenth contract anniversary when the new maximum was established, the new settlement date was set to a birthday later than age 95. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.

Six months prior to your settlement date, we will contact you with your options, including the option to postpone your annuitization start date to a future date. If you do not make an election, annuity payouts, using the contract's default option of Annuity Payout Plan B - Life annuity with 10 years certain, will begin on the settlement date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, payments will continue until 10 years of payments have been made.

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new settlement date, your contract will not be automatically annuitized. If you satisfy your RMDs for a qualified annuity in the form of partial surrenders from this contract, you are electing to defer annuitizing your contract. Contract owners of IRAs and TSAs may also be able to satisfy RMDs by electing other IRAs or TSAs, and in that case, will delay the start of annuity payouts for these contracts.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account

--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 21
until we receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

If you select the SecureSource - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS(*)
MINIMUM ALLOWABLE PURCHASE PAYMENTS(**)

If paying by installments under a scheduled payment plan:

     $50 per month

                                                                     RAVA 4      RAVA 4     RAVA 4
                                                                   ADVANTAGE     SELECT     ACCESS
                                                                   ---------    -------    -------
If paying by any other method:
  initial payment for qualified annuities.......................     $1,000     $ 2,000    $ 2,000
  initial payment for nonqualified annuities....................      2,000      10,000     10,000
  for any additional payments...................................         50          50         50


   * RAVA 4 ADVANTAGE AND RAVA 4 SELECT BAND 3 ANNUITIES SOLD TO INDIVIDUALS OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and corporate office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.
  ** Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in Illinois, Massachusetts and New Jersey.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS*** (without corporate office approval) based on your age on the effective date of the contract:

                                                                    RAVA 4      RAVA 4      RAVA 4
                                                                  ADVANTAGE     SELECT      ACCESS
                                                                  ---------    --------    --------
For the first year:
  through age 85...............................................    $999,999    $999,999    $999,999
  for ages 86 to 90............................................     100,000     100,000     100,000
For each subsequent year:
  through age 85...............................................     100,000     100,000     100,000
  for ages 86 to 90............................................      50,000      50,000      50,000


  ***These limits apply in total to all RiverSource Life annuities you own.
     These limits do not apply to contracts in New Jersey. We reserve the right to increase maximum limits. For qualified annuities, the Code's limits on annual contributions also apply.


We will consider your contract void from the start if we do not receive your initial purchase payment within 180 days from the application signed date. For contract applications signed on or after Feb. 3, 2012 with SecureSource and SecureSource Flex riders, we will consider your contract void from the start if we do not receive purchase payment within 90 days from the application signed date.


Additional purchase payment restrictions for contracts with the Accumulation Benefit rider

Additional purchase payments for contracts with the Accumulation Benefit rider are restricted during the waiting period after the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up.

Additional purchase payment restrictions for contracts with the GWB for Life rider

EFFECTIVE JAN. 26, 2009, AFTER INITIAL PURCHASE PAYMENTS ARE RECEIVED, LIMITED ADDITIONAL PURCHASE PAYMENTS ARE ALLOWED FOR ALL CONTRACTS WITH THE GWB FOR LIFE, SUBJECT TO STATE RESTRICTIONS. Initial purchase payments are: 1) payments received with the application; and 2) Tax Free Exchanges, rollovers, and transfers listed on the annuity application, paper work initiated within 30 days from contract issue date and received within 180 days from the contract issue date.

For contracts issued in all states except those listed below, the only additional purchase payments that will be allowed on/after Jan. 26, 2009 are the maximum permissible annual contribution described by the Code for qualified annuities.


--------------------------------------------------------------------------------
 22 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

For Contracts Issued in Florida, New Jersey, and Oregon:

For contracts with GWB for Life rider issued in Florida, New Jersey, and Oregon, additional purchase payments to your variable annuity contract will be limited to $100,000 for the life of your contract. The limit does not apply to initial purchase payments.


Additional purchase payment restrictions for contracts with the SecureSource and SecureSource Flex riders



Effective Feb. 27, 2012, no additional purchase payments are allowed for contract applications signed prior to Feb. 27, 2012 with SecureSource and SecureSource Flex riders subject to certain exceptions listed below.



Certain exceptions apply and the following additional purchase payments will be allowed on or after Feb. 27, 2012:



a. FOR CONTRACTS WITH APPLICATIONS SIGNED PRIOR TO FEB. 3, 2012, (1) purchase payments received within 90 calendar days from the contract application signed date and (2) Tax Free Exchanges, rollovers, and transfers listed on the annuity application and received within 180 days from the contract application signed date.



b. FOR CONTRACTS WITH APPLICATIONS SIGNED ON OR AFTER FEB. 3, 2012, purchase payments received within 90 calendar days from the contract application signed date.



c. Current tax year contributions for TSAs and Custodial and investment only plans under Section 401(a) of the Code, up to the annual limit set by the IRS.



d. Prior and current tax year contributions up to the annual limit set up by the IRS for any Qualified Accounts except TSAs and 401(a)s. This annual limit applies to IRAs, Roth IRAs, SIMPLE IRAs and SEP plans.



We reserve the right to change these current rules any time, subject to state restrictions.



The SecureSource and SecureSource Flex riders also prohibit additional purchase payments while the rider is effective, if (1) you decline a rider fee increase, or (2) the Annual Lifetime Payment (ALP) is established and your contract value on an anniversary is less than four times the ALP. (For the purpose of this calculation only, the ALP is determined using 5%, as described under "Optional Living Benefits -- Currently Offered -- SecureSource Flex Riders.")



If you take a withdrawal and then make additional purchase payments during the waiting period, these purchase payments are not guaranteed until the end of the waiting period.




Subject to state restrictions, we reserve the right to change the purchase payment limitations for all optional riders, including making further restrictions, upon written notice.

Subject to state regulatory requirements, we reserve the right to not accept purchase payments allocated to the regular fixed account for twelve months following either:

1. a partial surrender from the regular fixed account; or

2. a lump sum transfer from the regular fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

PURCHASE PAYMENT CREDITS
PURCHASE PAYMENT CREDITS ARE NOT AVAILABLE FOR RAVA 4 ACCESS.

FOR RAVA 4 ADVANTAGE: we add a credit to your contract in the amount of:

- 1% of each purchase payment received:

  - if you elect the ten-year surrender charge schedule for your contract and the initial purchase payment is under $100,000; or


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 23

  - if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

FOR RAVA 4 ADVANTAGE - BAND 3: we add a credit to your contract in the amount of:

- 2% of each purchase payment received:

  - if you elect the seven-year surrender charge schedule for your contract.

- 3% of each purchase payment received

  - if you elect the ten-year surrender charge schedule for your contract.

Surrender charges under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender before year ten. We pay for the credits under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

FOR RAVA 4 SELECT: we add a credit to your contract in the amount of:

- 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000; or

- 2% of each purchase payment received in the first contract year if your initial purchase payment to the contract is $1,000,000 or more. Please note that purchase payments of $1,000,000 or more require home office approval.

FOR RAVA 4 SELECT - BAND 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA 4 Select and RAVA 4 Select - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA 4 Select and RAVA 4 Select - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")

We will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit, surrender payment, or your settlement under an annuity payout plan includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a death benefit payment under this contract; (2) a request for surrender charge waiver due to Hospital or Nursing Home Confinement or Terminal Illness Disability Diagnosis; or (3) your settlement of the contract under an annuity payout plan.*

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

* For contracts purchased in Oregon, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit, includes purchase payment credits applied within twelve months preceding the date of death.

LIMITATIONS ON USE OF CONTRACTS
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.


--------------------------------------------------------------------------------
 24 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. Subject to state regulatory requirements, we prorate this charge among the subaccounts and the regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. The contract administrative charge is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50.*

We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:


                                  RAVA 4 ADVANTAGE              RAVA 4 SELECT              RAVA 4 ACCESS

For nonqualified annuities              1.05%                        1.30%                      1.45%

For qualified annuities                  .85%                        1.10%                      1.25%


This fee covers the mortality and expense risk that we assume. This fee does not apply to the GPAs, the regular fixed account or the Special DCA fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 4 Advantage or RAVA 4 Select, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA 4 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 4 Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. There is no surrender charge for RAVA 4 Access. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the GWB for Life rider or SecureSource rider:

CONTRACTS WITHOUT GWB FOR LIFE RIDER OR SECURESOURCE RIDER

The TFA is the greater of:

- 10% of the contract value on the prior contract anniversary*; or

- current contract earnings.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 25

CONTRACTS WITH GWB FOR LIFE RIDER OR SECURESOURCE RIDER

The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary*;

- current contract earnings;

- the Remaining Benefit Payment; or

- the Remaining Annual Lifetime Payment.

* We consider all purchase payments received and any purchase payment credit applied prior to your surrender request to be the prior contract anniversary's contract value during the first contract year.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the regular fixed account or the Special DCA fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA 4 ADVANTAGE:
For purposes of calculating any surrender charge under RAVA 4 Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.


2. Next, we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.


3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

           SEVEN-YEAR SCHEDULE                            TEN-YEAR SCHEDULE*
 NUMBER OF COMPLETED                           NUMBER OF COMPLETED
  YEARS FROM DATE OF     SURRENDER CHARGE    YEARS FROM DATE OF EACH    SURRENDER CHARGE
EACH PURCHASE PAYMENT       PERCENTAGE           PURCHASE PAYMENT          PERCENTAGE
          0                      7%                     0                       8%

          1                      7                      1                       8

          2                      7                      2                       8

          3                      6                      3                       7

          4                      5                      4                       7

          5                      4                      5                       6

          6                      2                      6                       5

          7+                     0                      7                       4

                                                        8                       3

                                                        9                       2

                                                       10+                      0



* In Alaska, Arizona, Colorado, Connecticut, Georgia, Hawaii, Illinois, Iowa, Michigan, Minnesota, Mississippi, Montana, New Jersey, North Carolina, Oregon, Texas, Utah and Washington the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama and Massachusetts, we waive surrender charges after the tenth contract anniversary for all payments regardless of when payments are made. Surrender charges may vary by state based on your age at contract issue.

SURRENDER CHARGE UNDER RAVA 4 SELECT (EXCEPT TEXAS):
For purposes of calculating any surrender charge under RAVA 4 Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.


--------------------------------------------------------------------------------
 26 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:


   CONTRACT YEAR       SURRENDER CHARGE PERCENTAGE
         1                          7%

         2                          7

         3                          7

         Thereafter                 0


SURRENDER CHARGE UNDER RAVA 4 SELECT IN TEXAS:
For purposes of calculating any surrender charge under RAVA 4 Select in Texas, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We surrender amounts from the oldest purchase payments first. We do assess a surrender charge on these payments during the first three contract years as follows:


     NUMBER OF COMPLETED YEARS
FROM DATE OF EACH PURCHASE PAYMENT    SURRENDER CHARGE PERCENTAGE
                 0                                 8%

                 1                                 7

                 2                                 6

                 Thereafter                        0


3. There are no surrender charges after the third contract anniversary.

SURRENDER CHARGE UNDER RAVA 4 ACCESS:
There is no surrender charge if you surrender all or part of your contract.

PARTIAL SURRENDERS:
For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge, plus or minus any applicable MVA.

For an example, see Appendix C.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E - PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate.

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- if you elected the GWB for Life or SecureSource rider, the greater of your contract's Remaining Benefit Payment or Remaining Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

- amounts surrendered after the tenth contract anniversary in Alabama and Massachusetts;

- to the extent that they exceed the greater of contract earnings or 10% of the contract value on the prior contract anniversary, required minimum distributions from a qualified annuity. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;

- contracts settled using an annuity payout plan*, unless an Annuity Payout Plan E is later surrendered;

- amounts we refund to you during the free look period*;

- death benefits*;


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 27

- surrenders you make under your contract's "Waiver of Surrender Charges for Hospital or Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for 60 straight days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and

- surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision.* To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, we will waive surrender charges that we normally assess for surrenders you make if you are diagnosed after the contract issue date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract - Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.


OPTIONAL LIVING BENEFIT CHARGES


SECURESOURCE FLEX RIDER FEE
We deduct an annual charge based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it as follows:

- SecureSource Flex - Single Life rider, 0.95%;

- SecureSource Flex - Joint Life rider, 1.10%.

We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the regular fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value, less any amounts invested in GPAs or any Special DCA account. Such charge is only deducted from GPAs and any Special DCA account if insufficient amounts are available from the regular fixed account and variable subaccounts.

We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the SecureSource Flex rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge adjusted for the number of calendar days coverage was in place since we last deducted the charge. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.

Currently the SecureSource Flex rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The SecureSource Flex - Single Life rider fee will not exceed a maximum fee of 2.00%. The SecureSource Flex - Joint Life rider fee will not exceed a maximum fee of 2.50 %.

The following describes how your annual rider fee may increase:

1. We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

  (A) You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:

      (i) all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,

      (ii)  any ability to make additional purchase payments,


--------------------------------------------------------------------------------
 28 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

      (iii) the ability to change your PN program investment option to one that is more aggressive than your current investment option. Any change to a less aggressive investment option will further limit the investment options available to the then current and less aggressive investment options.

  (B) You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.

2. Your annual rider fee may increase if you elect to change to a more aggressive PN program investment option and if the new investment option has a higher current annual rider fee. The annual rider fees associated with the available PN program investment options may change at our discretion, however these changes will not apply to this rider unless you change your current investment option to a more aggressive investment option. The new fee will be in effect on the valuation date we receive your written request to change your investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same investment option or move to a less aggressive one. Also, this type of fee increase does not allow you to terminate the rider.

The charge does not apply after you annuitize your contract and annuity payouts begin.

ACCUMULATION BENEFIT RIDER FEE
We deduct a charge for this optional feature only if you select it.(1) If selected, we deduct an annual charge of 1.50%(2) of the greater of your contract value or the minimum contract accumulation value on your contract anniversary. We prorate this charge among the subaccounts and the regular fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the Special DCA fixed account. Such charge is only deducted from any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. The charge will only be deducted from the subaccounts in Washington. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Accumulation Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.

Currently, the Accumulation Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The Accumulation Benefit rider fee will not exceed a maximum fee of 2.50%.

We may increase the rider fee at our discretion and on a nondiscriminatory basis, independent of the fee in effect for new sales.

We will not change the Accumulation Benefit rider fee in effect on your contract after the rider effective date unless:

(a) you choose the annual elective step up or the elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b) you change your PN program investment option after we have exercised our rights to increase and/or vary the rider fee for each investment option.

If you elect to change your PN program investment option after we have exercised our right to increase the fee for this rider, or after we have exercised our right to establish fees for this rider which vary by investment option, the increase in fees we charge for this rider will become effective on the contract anniversary following your change of investment option. Any investment option changes on the contract anniversary will have the new fee effective on that contract anniversary. Also, in the event you change your investment option twice in the same contract year (see "Portfolio Navigator Program"), the fee for this rider will be the greatest fee applicable to any investment option which you have selected during the contract year.

If you choose the elective step up, the elective spousal continuation step up, or change your investment option after we have exercised our rights to increase the rider fee as described above, your fee will be the fee that is in effect on the valuation date we receive your written request to step up or change your investment option. For elective step ups and elective spousal continuation step ups, this fee will be in effect for the entire contract year.

The charge does not apply after annuity payouts begin.


(1) Available if you are 80 or younger at the rider effective date. You must participate in the PN program with this rider (see "Portfolio Navigator Program"). Not available with GWB for Life or SecureSource riders. Not available for contracts purchased on or after Feb. 27, 2012.

(2) For contracts purchased prior to Oct. 4, 2010, the following charges apply:

CONTRACT PURCHASE DATE                                                      CURRENT CHARGE
----------------------                                                      --------------
Before Jan. 26, 2009......................................................       0.60%
Jan. 26 2009 -- May 30, 2009..............................................       0.80%
Nov. 30, 2009 -- Oct. 3, 2010.............................................       1.25%






--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 29

GWB FOR LIFE RIDER FEE
We deduct a charge for this optional feature only if you select it. If selected, we deduct an annual charge of 0.65% of the greater of the contract anniversary value or the remaining benefit amount (RBA). We prorate this charge among the subaccounts and the regular fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the GPAs and in the Special DCA fixed account. Such charge is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. The charge will only be deducted from the subaccounts in Washington. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the GWB for Life rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently, the GWB for Life rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The GWB for Life rider fee will not exceed a maximum fee of 1.50%.

We may increase the rider fee at our discretion and on a nondiscriminatory basis.

We will not change the GWB for Life rider fee in effect on your contract after the rider effective date unless:

(a) you choose the annual elective step up or the elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b) you elect to change your PN program investment option after we have exercised our rights to increase and/or vary the rider fee for each investment option.

If you chose the elective spousal continuation step up or change your PN program investment option after we have exercised our right to increase the fee for this rider, or after we have exercised our right to establish fees for this rider which vary by investment option, the increase in fees we charge for this rider will become effective on the contract anniversary following your change. Any changes on the contract anniversary will have the new fee effective on that contract anniversary. Also, in the event you change your investment option more than once in the same contract year (see "Portfolio Navigator Program"), the fee for this rider will be the greatest fee applicable to any investment option which you have selected during the contract year.

If you chose the elective step up, you will pay the fee in effect on the valuation date we receive your written request to step up. If you chose an elective step up on the first contract anniversary, any increase in fees we charge for this rider for the step up will not become effective until the third contract year. In the event of more than one change in investment option and/or elective step up occurring in the same contract year, the fee we charge for this rider will be the highest fee applicable to any of these changes.

The charge does not apply after annuity payouts begin.

SECURESOURCE RIDER FEE
We deduct an annual charge based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA)(1) for this optional feature only if you select it(2) as follows:

- SecureSource - Single Life rider, 0.90%(3);

- SecureSource - Joint Life rider, 1.15%(3)

We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the subaccounts and the regular fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the GPAs and in the Special DCA fixed account. Such charge is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. The charge will only be deducted from the subaccounts in Washington. We will modify this approach to comply with state regulations where necessary.

Once you elect the SecureSource rider, you may not cancel it and the fee will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.

Currently the SecureSource rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The SecureSource - Single Life rider fee will not exceed a maximum fee of 2.00%(3). The SecureSource - Joint Life rider charge will not exceed a maximum fee of 2.50%(3).

We may increase the rider fee at our discretion and on a nondiscriminatory basis.


--------------------------------------------------------------------------------
 30 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

We will not change the SecureSource rider fee in effect on your contract after the rider effective date unless:

(a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee. However, if you choose to exercise the annual elective step up before the end of the waiting period, the SecureSource rider fee will not change until the end of the waiting period. The fee for your rider will be based on the fee in effect on the valuation date we received your last written request to exercise the elective annual step up or to elect to change your PN program investment option; or

(b) you elect to change your PN program investment option after we have exercised our rights to increase and/or vary the rider fee for each investment option.

If you choose the elective step up, the elective spousal continuation step up, or change your PN program investment option as described above, the fee for your rider will be the fee that is in effect on the valuation date we receive your written request to step up or change your investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after annuity payouts begin.

(1) In Washington, the fee is based on the greater of the variable account contract value or the RBA less amounts invested in the fixed account.
(2) For Single Life, available if you are 80 or younger at the rider effective date. For Joint Life, available if you and your spouse are 80 or younger at the rider effective date. You must participate in the PN program with this rider (see "Portfolio Navigator Program"). Not available with the Accumulation Benefit rider.
(3) For contracts purchased prior to Jan. 26, 2009, the following charges apply:

  - the current fee for Single Life rider is 0.65% and for Joint Life rider is 0.85%, and

  - the maximum fee for Single Life rider is 1.50% and for Joint Life rider is 1.75%.

OPTIONAL DEATH BENEFIT CHARGES

ROPP RIDER FEE
We deduct a charge for this optional feature only if you select it.(1) If selected, we deduct an annual charge of 0.20% of your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such charge is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost.

MAV RIDER FEE
We deduct a charge for this optional feature only if you select it.(1) If selected, we deduct an annual charge of 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such charge is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 75 or younger at the rider effective date. Not available with the 5-Year MAV.

5-YEAR MAV RIDER FEE
We deduct a charge for this optional feature only if you select it.(1) If selected, we deduct an annual charge of 0.10% of your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such charge is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 31

If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 75 or younger at the rider effective date. Not available with the MAV.

EEB RIDER FEE
We deduct a charge for this optional feature only if you select it.(1) If selected, we deduct an annual charge of 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and regular fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such charge is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.40%.

If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 75 or younger at the rider effective date. Not available with EEP. May not be available in all states.

EEP RIDER FEE
We deduct a charge for this optional feature only if you select it.(1) If selected, we deduct an annual charge of 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and regular fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such charge is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.50%.

If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 75 or younger at the rider effective date. Not available with EEB. May not be available in all states. EEP is only available on contracts purchased through a direct transfer or exchange of another annuity or a life insurance policy.

RIDER COMBINATION DISCOUNT
A fee discount of 0.05% applies if you purchase the 5-Year MAV with either the EEB or EEP. A fee discount of 0.10% applies if you purchase the MAV with either the EEB or EEP.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPA
We value the amounts you allocate to the GPA directly in dollars. The GPA value equals:

- the sum of your purchase payments and purchase payment credits allocated to the GPA;

- plus any amounts transferred to the GPA from the regular fixed account or subaccounts;

- plus interest credited;

- minus any amounts transferred from the GPA to the regular fixed account or any subaccount;

- minus any amounts deducted for charges or surrenders; and/or

- minus any remaining portion of fees where the values of the regular fixed account and the subaccounts are insufficient to cover those fees.


--------------------------------------------------------------------------------
 32 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

REGULAR FIXED ACCOUNT
We value the amounts you allocate to the regular fixed account directly in dollars. The regular fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the regular fixed account (including any positive or negative MVA on amounts transferred from the GPAs);

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge;

- minus any prorated portion of the ROPP rider fee (if selected);

- minus any prorated portion of the MAV rider fee (if selected);

- minus any prorated portion of the 5-Year MAV rider fee (if selected);

- minus any prorated portion of the EEB rider fee (if selected);

- minus any prorated portion of the EEP rider fee (if selected);

- minus any prorated portion of the Accumulation Benefit rider fee (if selected)*;

- minus any prorated portion of the GWB for Life rider fee (if selected)*; and

- minus any prorated portion of the SecureSource rider fee (if selected)*.

   * The fee can only be deducted from the subaccounts in Washington.

SPECIAL DCA FIXED ACCOUNT
We value the amounts you allocate to the Special DCA fixed account directly in dollars. The Special DCA fixed account value equals:

- the sum of your purchase payments and purchase payment credits allocated to the Special DCA fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges);

- minus amounts transferred out; and

- minus any remaining portion of fees where the values of the regular fixed account and the subaccounts are insufficient to cover those fees.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or charge for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:
- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 33

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);

- partial surrenders;

- surrender charges;

and a deduction of a prorated portion of:

- the contract administrative charge;

- the ROPP rider charge (if selected);

- the MAV rider charge (if selected);

- the 5-Year MAV rider charge (if selected);

- the EEB rider charge (if selected);

- the EEP rider fee charge (if selected);

- the Accumulation Benefit rider charge (if selected);

- the GWB for Life rider charge (if selected); and/or

- the SecureSource rider charge (if selected).

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and/or

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. Automated transfers from the regular fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the regular fixed account within 12 months. You may not set up an automated transfer to or from the GPAs. You may not set up an automated transfer to the regular fixed account or the Special DCA fixed account. You may not set up an automated transfer if the GWB for Life, SecureSource, Accumulation Benefit, or PN program is selected. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS


                                                                                           NUMBER
By investing an equal number                                  AMOUNT     ACCUMULATION     OF UNITS
of dollars each month...                            MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                     Jan       $100           $20           5.00

                                                     Feb        100            18           5.56

you automatically buy                                Mar        100            17           5.88

more units when the                    (ARROW)       Apr        100            15           6.67

per unit market price is low...                      May        100            16           6.25

                                                     June       100            18           5.56

                                                     July       100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high.                                Oct        100            20           5.00




--------------------------------------------------------------------------------
 34 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM
If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA fixed account according to the following rules:

- You may only allocate a new purchase payment of at least $10,000 to a Special DCA fixed account.

- You cannot transfer existing contract values into a Special DCA fixed account.

- Each Special DCA arrangement consists of six monthly transfers that begin seven days after we receive your purchase payment.

- We make monthly transfers of your Special DCA fixed account value into the subaccounts or PN program investment option you have selected.

- You may not use the regular fixed account, GPA account, or the Special DCA fixed account as a destination for the Special DCA monthly transfer. (Exception: if the PN program is in effect and the model portfolio you have selected, if applicable, includes the regular fixed account, amounts will be transferred from the Special DCA fixed account to the regular fixed account according to the allocation percentage established for the model portfolio you have selected.)

- We will change the interest rate on each Special DCA fixed account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the regular fixed account at the time of the change. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account.

- We credit each Special DCA fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA fixed account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

- We do not credit this interest after we transfer the value out of the Special DCA fixed account into the accounts you selected.

- Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA fixed account and allocate new purchase payments to it.

- Funding from multiple sources is treated as individual purchase payments and a new Special DCA fixed account is opened for each payment (if the Special DCA fixed accounts are available on the valuation date we receive your payment).

- You may terminate your participation in the Special DCA program at any time. If you do, for RAVA 4 Advantage and RAVA 4 Select, we will transfer the remaining balance from your Special DCA fixed account to the regular fixed account, if no other specification is made. Interest will be credited according to the rates in effect on the regular fixed account and not the rate that was in effect on the Special DCA fixed account. For RAVA 4 Access, we will transfer the remaining balance from your Special DCA fixed account to variable subaccounts you specified in your termination request, or if no specification is made, according to your current purchase payment allocation. (Exception: if you are required to be in the PN program when you elect to end your participation in the Special DCA program, we will transfer the remaining balance to the PN program investment option you have selected).

- We can modify the terms of the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA fixed account. For more information on the Special DCA program, contact your financial advisor.

The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record

--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 35
your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in numbers with no more than one digit past the decimal. Asset rebalancing does not apply to the GPAs, regular fixed account or the Special DCA fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Navigator Program" below).

PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM)
Under the PN program, for living benefit riders, your contract value is allocated to a PN program investment option (except as described in the next paragraph). The PN program investment options are currently five funds of funds, each of which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds' investment objective ("Portfolio Navigator funds"). The PN program is available for both nonqualified and qualified annuities.

The PN program also allows those who participated in a previous version of the PN program and who previously opted out of the transfer of their contract value to Portfolio Navigator funds to remain invested in accordance with a "static" PN program model portfolio investment option that is not subject to updating or reallocation. For more information on the static model portfolios, see "The static model portfolios" below.

You are required to participate in the PN program if your contract includes optional living benefit riders. If your contract does not include one of these riders, you may not participate in the PN program; but you may choose to allocate your contract value to one or more of the funds of funds without being in the PN program. You should review any PN program information, including the prospectus for the funds of funds, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.

THE PORTFOLIO NAVIGATOR FUNDS. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. The funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach. Columbia Management Investment Advisers is the investment adviser of each of the funds of funds, and Columbia Management Investment Advisers or an affiliate is the investment adviser of each of the underlying funds in which the funds of funds invest. Morningstar Associates, LLC serves as an independent consultant to Columbia Management Investment Advisers to provide recommendations regarding portfolio construction and ongoing analysis of the funds of funds. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your contract value under the PN program (regardless of whether you have selected a PN program investment option or have chosen to remain in a static model portfolio). Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management Investment Advisers and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management Investment Advisers and the fund's board of trustees.

Below are the target asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:

1. Variable Portfolio - Aggressive Portfolio: 80% Equity / 20% Fixed Income

2. Variable Portfolio - Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income

3. Variable Portfolio - Moderate Portfolio: 50% Equity / 50% Fixed Income

4. Variable Portfolio - Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income

5. Variable Portfolio - Conservative Portfolio: 20% Equity / 80% Fixed Income

FUND OF FUNDS CONFLICTS OF INTEREST. In providing investment advisory services for the funds of funds and the underlying funds in which the funds of funds invest, Columbia Management Investment Advisers is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which Columbia Management Investment Advisers and its affiliates are subject, see the funds of funds prospectus.


--------------------------------------------------------------------------------
 36 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

THE STATIC MODEL PORTFOLIOS. If you have chosen to remain invested in a "static" PN program model portfolio investment option, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any updates to the model portfolio or reallocation recommendations. (The last such reallocation recommendation was provided in 2009.) Each model portfolio consists of underlying funds according to the allocation percentages stated for the model portfolio. If you are participating in the PN program through a model portfolio, you instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you own a contract with a living benefit rider which requires you to participate in the PN program and have chosen to remain in a PN program model portfolio, you may in the future transfer the assets in your contract only to one of the funds of funds investment options. If you begin taking income from your contract and have a living benefit rider that requires a move to a certain model portfolio once you begin taking income, you will be transferred to the fund of funds that corresponds to that model portfolio.

If you choose to remain in a static model portfolio, the investments and investment styles and policies of the underlying funds in which your contract value is invested may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs, even though your allocations to underlying funds do not change. Furthermore, the absence of periodic updating means that existing underlying funds will not be replaced as may be appropriate due to poor performance, changes in management personnel, or other factors.

Although the model portfolios are no longer maintained on an ongoing basis, the asset allocations in the model portfolios may have been affected by conflicts of interest similar to those to which the funds of funds are subject. Certain of the underlying funds in the model portfolios are managed by Columbia Management Investment Advisers or an affiliate while others are not, and we or our affiliate had an incentive to specify greater allocation percentages for the affiliated underlying funds.

PARTICIPATING IN THE PN PROGRAM. You are responsible for determining which investment option is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style that is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option you select or have selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of a specific investment option or your decision to change to a different investment option.

Currently, there are five Portfolio Navigator funds (and under the previous PN program five model portfolio investment options) ranging from conservative to aggressive. You may not use more than one investment option at a time.

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA fixed account (and subaccounts we may choose to allow for DCA arrangements which are not part of a model portfolio -- "excluded accounts") into the investment option or model portfolio you have chosen.

You may request a change to your fund of funds (or a transfer from your model portfolio to a fund of funds) up to twice per contract year by written request on an authorized form or by another method agreed to by us. If you make such a change, we may charge you a higher fee for your rider. If your contract includes a Secure Source rider, we reserve the right to limit the number of changes if required to comply with the written instructions of a Fund (see "Market Timing"). If your contract includes the GWB for Life rider or SecureSource rider, we reserve the right to limit the number of investment options from which you can select, subject to state restrictions.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of investment options based on the amount of your initial purchase payment;

- cancel required participation in the program after 30 days' written notice;

- substitute a fund of funds for your model portfolio, if applicable, if permitted under applicable securities law; and

- discontinue the PN program after 30 days' written notice.

RISKS. Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. By investing in a fund of funds, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a fund of funds, see the prospectus for funds of funds.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 37

LIVING BENEFIT RIDERS REQUIRING PARTICIPATION IN THE PN PROGRAM:

- ACCUMULATION BENEFIT RIDER: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the PN program investment options. For contracts purchased on or after Jan. 26, 2009, you cannot select the Aggressive investment option, or transfer to the Aggressive investment option while the rider is in effect. The Accumulation Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to invest in any of the PN program investment options, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.

- GWB FOR LIFE OR SECURESOURCE RIDER: The GWB for Life or SecureSource rider requires that your contract value be invested in one of the PN program investment options for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the GWB for Life or SecureSource rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GWB FOR LIFE OR SECURESOURCE RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while the PN program is in effect.

You may transfer contract value from any one subaccount, GPAs or the regular fixed account, to another subaccount before annuity payouts begin. For RAVA 4 Advantage and RAVA 4 Select contracts, certain restrictions apply to transfers involving the GPAs and the regular fixed account. For RAVA 4 Access contracts you cannot transfer to the regular fixed account. (Exception: RAVA 4 Access contract holders who remained invested in the static PN program model portfolio and have the regular fixed account included in the model portfolio selected.)

When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.

We may suspend or modify transfer privileges at any time, subject to state regulatory requirements.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES
FOR RAVA 4 ADVANTAGE AND RAVA 4 SELECT
- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and regular fixed account at any time. The amount transferred to any GPA must be at least $1,000. However, if you made a transfer from the regular fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the regular fixed account until the next contract anniversary. We reserve the right to limit transfers to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract.


- You may transfer contract values from the regular fixed account to the subaccounts or the GPAs once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the regular fixed account are not subject to an MVA. Currently, transfers out of the regular fixed account are limited to the greater of: a) 30% of the regular fixed account value at the beginning of the contract year, or b) the amount transferred out of the regular fixed account in the previous contract year, excluding any automated transfer amounts. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. If an automated dollar-cost averaging arrangement is established within 30 days of contract issue, the 30% limitation does not apply to transfers made from the regular fixed account to the subaccounts for the duration of this initial arrangement.



--------------------------------------------------------------------------------
 38 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- You may transfer contract values from any GPA to the subaccounts, regular fixed account or other GPA any time after 60 days of transfer or payment allocation into such GPA. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

- If we receive your request within 30 days before the contract anniversary date, the transfer from the regular fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the regular fixed account to the subaccounts or GPAs will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the regular fixed account at any other time.

- You may not make a transfer to the Special DCA fixed account.

- Once annuity payouts begin, you may not make transfers to or from the GPAs or the regular fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise. When annuity payments begin, you must transfer all contract value out of any GPAs and Special DCA fixed account.

FOR RAVA 4 ACCESS
- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs at any time. The amount transferred to any GPA must be at least $1,000.

- You may not make a transfer to the regular fixed account unless it is part of a model portfolio in which you have elected to participate, if applicable.

- You may transfer contract values from any GPA to the subaccounts, or other GPA any time after 60 days of transfer or payment allocation into such GPA. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

- You may not make a transfer to the Special DCA fixed account.

- Once annuity payouts begin, you may not make transfers to or from the GPAs, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise. When annuity payments begin, you must transfer all contract value out of any GPAs and Special DCA fixed account.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 39

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.


--------------------------------------------------------------------------------
 40 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers or partial surrenders among your subaccounts or regular fixed account (if available).

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers to the GPAs, the regular fixed account or the Special DCA fixed account are not allowed.

- Automated transfers from the regular fixed account to the subaccounts under an automated dollar-cost averaging arrangement may not exceed an amount that, if continued, would deplete the regular fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- If the PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account.

- If you have a SecureSource rider or GWB for Life rider, you may set up automated partial surrenders up to the benefit amount available for withdrawal under the rider.

MINIMUM AMOUNT

Transfers or surrenders:  $50

MAXIMUM AMOUNT
Transfers or surrenders: None (except for automated transfers from the regular fixed account)



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 41

 3 BY TELEPHONE

Call:

1-800-862-7919




MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT

Transfers:                Contract value or entire account balance

Surrenders:               $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before the settlement date by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges, or any applicable optional rider charges (see "Charges"). Federal income taxes and penalties as well as state and local income taxes may apply (see "Taxes"). You cannot take surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout
Period - Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the SecureSource Flex rider, please consider carefully when you take surrenders. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time. Also, if you withdraw more than the allowed withdrawal amount in a contract year under the SecureSource Flex rider ("excess withdrawal"), the guaranteed amounts under the rider will be reduced. If you have elected the GWB for Life rider or SecureSource rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the GWB for Life rider or SecureSource rider, your benefits under the rider may be reduced (see "Optional Benefits"). Any partial surrender request that exceeds the amount allowed under the riders and impacts the guarantees provided, will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes - Qualified
Annuities - Required Minimum Distributions").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, less any GPA or Special DCA fixed account, unless you request otherwise. We will not withdraw money for a partial surrender from any GPAs or Special DCA fixed account you may have, unless insufficient amounts are available from your subaccounts and/or regular fixed account. However, you may specifically request surrenders from a GPA or Special DCA fixed account. The minimum contract value after partial surrender is $600. If you elected a SecureSource rider, the minimum contract value after partial surrender is zero and you do not have the option to request from which account to surrender.


--------------------------------------------------------------------------------
 42 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - the distribution is due to plan termination; or

  - you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 43

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the GWB for Life, SecureSource or Accumulation Benefit rider.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. If you are a natural person and you own a nonqualified annuity, you may change the annuitant or successor annuitant if the request is made before annuity payments begin and while the existing annuitant is living. The change will become binding on us when we receive and record it, subject to state limitations. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the ROPP, MAV, 5-Year MAV, EEB, EEP, Accumulation Benefit, GWB for Life or SecureSource riders. If you change ownership of your contract, we will terminate the ROPP and EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits".) In addition, the terms of the EEB, the MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over." We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the new owner is older than age 75, the MAV and the 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. The Accumulation Benefit rider, the GWB for Life rider and SecureSource - Single Life rider will continue upon change of ownership. The SecureSource - Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s). If ownership is transferred from a covered spouse to their revocable trust(s), the annuitant must be one of the covered spouses. For SecureSource rider and GWB for Life rider, any ownership change that impacts the guarantees provided will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the ownership change on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you. No other ownership changes are allowed while this rider is in force. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code.

However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT


We will pay the death benefit to your beneficiary upon your death if you die before the settlement start date while this contract is in force. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.


If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders.


--------------------------------------------------------------------------------
 44 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.


ADJUSTED PARTIAL SURRENDERS

     PS X DB
     -------
        CV


       PS = amount by which the contract value is reduced as a result of the partial surrender.

       DB = the death benefit on the date of (but prior to) the partial surrender.

       CV = the contract value on the date of (but prior to) the partial surrender.


EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 75 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:

- You purchase the contract with a payment of $20,000

- During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments                                                            $20,000
minus adjusted partial surrenders, calculated as:
$1,500 x
$20,000
------------   =
   $18,000
                                                                                    -1,667
                                                                                   -------
for a standard death benefit of:                                                   $18,333
since this is greater than your contract value of $16,500



IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

  - contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

  - purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders. The SecureSource Flex - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner. The SecureSource Flex - Single Life rider terminates if a spouse chooses to continue the contract under the spousal continuation provision.

The SecureSource - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner.

We will not waive surrender charges on contracts continued under the spousal continuation provision.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 45

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

Additionally, the optional SecureSource rider, if selected, will terminate.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own with the contract value equal to the death benefit that would otherwise have been paid, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

  - contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

  - purchase payments minus adjusted partial surrenders.

  If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.

  If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


  If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders. The SecureSource Flex -- Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner. The SecureSource Flex -- Single Life rider terminates if a spouse chooses to continue the contract under the spousal continuation provision.


  We will not waive surrender charges on contracts continued under the spousal continuation provision.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

  Additionally, any optional riders, if selected, will terminate. In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We will pay the death benefit by check unless your beneficiary has chosen to have the death benefit payment directly deposited into a checking account. We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). If the beneficiary chooses the checking account option, the proceeds will be deposited into an interest bearing checking account issued by Ameriprise Bank, FSB, member FDIC, unless the beneficiary fails to meet the requirements of using this option.


--------------------------------------------------------------------------------
 46 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

OPTIONAL BENEFITS

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

OPTIONAL DEATH BENEFITS

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)
The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders.

If you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

TERMINATING THE ROPP
- You may terminate the ROPP rider within 30 days of the first rider anniversary.

- You may terminate the ROPP rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies thereafter.

For an example, see Appendix D.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY, he or she may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the ROPP. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. IF YOUR SPOUSE WAS AGE 76 OR OLDER AS OF THE DATE WE ISSUED THE CONTRACT, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract. If your spouse is age 75 or younger as of the date we issued the contract, the ROPP will terminate.

NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)
The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider charge continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to the GPAs, regular fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 47

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Thereafter, we increase the maximum anniversary value by any additional purchase payments and reduce it by adjusted partial surrenders. Every contract anniversary after that prior to your 81st birthday, we compare the maximum anniversary value to the current contract value and we reset the maximum anniversary value to the higher amount.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value.

TERMINATING THE MAV
- You may terminate the MAV rider within 30 days of the first rider anniversary.

- You may terminate the MAV rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies thereafter.

For an example, see Appendix D.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must give us written instructions to keep the contract in force on the date our death claim requirements are fulfilled. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)
The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum five year anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider charge continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to the GPAs, regular fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the 5-Year MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the fifth contract anniversary after the rider effective date we set the maximum five year anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Thereafter, we increase the maximum anniversary value by any additional purchase payments and reduce it by adjusted partial surrenders. Every fifth contract anniversary after that, through age 80, we compare the maximum five year anniversary value to the current contract value and we reset the maximum five year anniversary value to the higher amount.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders; or

- the maximum five year anniversary value.


--------------------------------------------------------------------------------
 48 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE 5-YEAR MAV
- You may terminate the 5-Year MAV rider within 30 days of the first rider anniversary.

- You may terminate the 5-Year MAV rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies thereafter.

For an example, see Appendix D.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must give us written instructions to keep the contract in force on the date our death claim requirements are fulfilled. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract and if he or she chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)
The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides for reduced benefits if you are age 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your financial advisor and your tax advisor whether or not the EEB is appropriate for your situation.

If this EEB rider is available in your state and you are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.

The EEB provides that if you die after the first rider anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit"), the MAV death benefit amount, if applicable, or the 5-Year MAV death benefit amount, if applicable,

PLUS
- 40% of your earnings at death if you were under age 70 on the rider effective date; or

- 15% of your earnings at death if you were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB AND EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:

- the standard death benefit amount, the MAV death benefit amount, or the 5-Year MAV death benefit amount if applicable (the "death benefit amount")

- MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 49

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

- MINUS the greater of:

  (a) the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

  (b) an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

- PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

- the greater of:

  (a) the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

  (b) an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

- PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB

- You may terminate the EEB rider within 30 days of the first rider anniversary.

- You may terminate the EEB rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

For an example, see Appendix D.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY and if your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If your spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract, he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)
The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides for reduced benefits if you are age 70 or older at the rider effective date. It does not provide any additional benefit before the first rider anniversary, and it does not provide any benefit beyond what is offered under the EEB during the second rider year. The EEP also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your financial advisor and your tax advisor whether or not the EEP is appropriate for your situation.

If this EEP rider is available in your state and if you are age 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the

--------------------------------------------------------------------------------
 50 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS contract issue date. THIS RIDER IS ONLY AVAILABLE UNDER ANNUITIES PURCHASED THROUGH AN EXCHANGE OR DIRECT TRANSFER FROM ANOTHER ANNUITY OR A LIFE INSURANCE POLICY. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.

The EEP provides that if you die after the first rider anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS
- EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue and not previously surrendered as follows:


                                  PERCENTAGE IF YOU ARE                           PERCENTAGE IF YOU ARE
RIDER YEAR                        UNDER AGE 70 ON THE RIDER EFFECTIVE DATE        70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                           0%                                               0%

Three and Four                                       10%                                            3.75%

Five or more                                         20%                                             7.5%


Additional death benefits payable under the EEP are not included in the adjusted partial surrender calculation.

If no exchange purchase payments have been received after 6 months, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If we have not received any exchange purchase payments after these 30 days, we will convert the EEP rider into an EEB.

Another way to describe the benefits payable under the EEP rider is as follows:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Death Benefit"), the MAV death benefit amount, or 5-Year MAV death benefit amount, if applicable,

PLUS


                  IF YOU ARE UNDER AGE 70                               IF YOU ARE AGE 70
RIDER YEAR        ON THE RIDER EFFECTIVE DATE, ADD . . .                OR OLDER ON THE RIDER EFFECTIVE DATE, ADD . . .

One               Zero                                                  Zero

Two               40% x earnings at death (see above)                   15% x earnings at death

Three and Four    40% x (earnings at death + 25% of exchange            15% x (earnings at death + 25% of exchange
                  purchase payment*)                                    purchase payment*)

Five or more      40% x (earnings at death + 50% of exchange            15% x (earnings at death + 50% of exchange
                  purchase payment*)                                    purchase payment*)


* Exchange purchase payments are purchase payments exchanged from another annuity or policy that are identified at issue and not previously surrendered.

We are not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

TERMINATING THE EEP
- You may terminate the EEP rider within 30 days of the first rider anniversary after the rider effective date.

- You may terminate the EEP rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The EEP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEP rider will terminate in the case of an ownership change.

- The EEP rider will terminate in the case of the spousal continuation if the new owner is age 76 or older.

For an example, see Appendix D.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY and if your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse has reached age 76 at the time he or she elects to continue the contract, the EEP rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:

- the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 51

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit amount (or the MAV or 5-Year MAV death benefit amount, if applicable,) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."


OPTIONAL LIVING BENEFITS


SECURESOURCE FLEX RIDERS
THE SECURESOURCE FLEX RIDERS ARE NOT AVAILABLE FOR RAVA 4 ACCESS.

This is an optional benefit that you can add to your contract for an additional charge. The benefit is intended to provide to you, after the waiting period, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. The SecureSource Flex rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time. This benefit is intended for assets you plan to hold and let accumulate for at least three years. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time.

There are two optional SecureSource Flex riders available under your contract:

- SecureSource Flex -- Single Life; or

- SecureSource Flex -- Joint Life.

The information in this section applies to both Secure Source Flex riders, unless otherwise noted. For the purpose of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource Flex -- Single Life rider covers one person. The SecureSource Flex -- Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Flex -- Single Life rider or the SecureSource Flex -- Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource Flex rider is an optional benefit that you may select, if approved in your state, for an additional annual charge if:

- you purchase your contract on or after Sept. 14, 2009; and

- SINGLE LIFE: you are 80 or younger on the date the contract is issued or if an owner is a non-natural person, then the annuitant is age 80 or younger; or

- JOINT LIFE: you and your spouse are 80 or younger on the date the contract is issued.

The SecureSource Flex riders are not available under an inherited qualified annuity,

The SecureSource Flex rider guarantees that after the waiting period, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:

- SINGLE LIFE: until death (see "At Death" heading below) or until the depletion of the basic benefit.

- JOINT LIFE: until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below) or until the depletion of the basic benefit.

KEY TERMS
The key terms associated with the SecureSource Flex rider are:

ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the waiting period and until your death (JOINT LIFE: the death of both covered spouses) or termination of the rider. After the waiting period, the annual withdrawal amount guaranteed by the rider can vary each contract year. The maximum ALP is $300,000.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): the age at which the lifetime benefit is established.

GUARANTEED BENEFIT AMOUNT (GBA): the total cumulative withdrawals guaranteed by the rider under the basic benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn or annuitized and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year after the waiting period under the basic benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

GUARANTEED BENEFIT PAYMENT (GBP): the basic benefit amount available each contract year after the waiting period until the RBA is reduced to zero. After the waiting period the annual withdrawal amount guaranteed by the rider can vary each contract year.


--------------------------------------------------------------------------------
 52 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

REMAINING ANNUAL LIFETIME PAYMENT (RALP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. The RALP is the lifetime benefit amount that can be withdrawn during the remainder of the current contract year.

REMAINING BENEFIT AMOUNT (RBA): each withdrawal you make reduces the amount that is guaranteed by the rider for future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

REMAINING BENEFIT PAYMENT (RBP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. The RBP is the basic benefit amount that can be withdrawn during the remainder of the current contract year.

WAITING PERIOD: the period of time before you can take a withdrawal without affecting benefits under the rider. The waiting period starts on the rider effective date and ends on the day prior to the third rider anniversary.

WITHDRAWAL ADJUSTMENT BASE (WAB): one of the components used to determine the GBP Percentage and ALP Percentage. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.

WITHDRAWAL: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.

DESCRIPTION OF THE SECURESOURCE FLEX RIDER
Before the lifetime benefit is established, the annual withdrawal amount guaranteed by the riders after the waiting period is the basic benefit amount. After the lifetime benefit is established and after the waiting period, the riders guarantee that you have the option each contract year to cumulatively withdraw an amount up to the lifetime benefit amount or the basic benefit amount, but the riders do not guarantee withdrawal of both in a contract year.

The lifetime withdrawal benefit is established automatically:

- SINGLE LIFE: on the rider anniversary date after the covered person reaches age 65, or on the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);

- JOINT LIFE: on the rider anniversary date after the younger covered spouse reaches age 65, or on the rider effective date if the younger covered spouse is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payments (ALP)" headings below).

The basic benefit amount and the lifetime benefit amount can vary based on the relationship of your contract value to the Withdrawal Adjustment Base (WAB). When the first withdrawal is taken each contract year after the waiting period, the percentages used to determine the benefit amounts are set and fixed for the remainder of that year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next year.

If you withdraw more than the allowed withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that basic benefit and lifetime benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime benefit only, the basic benefit only, or both.

At any time after the waiting period, as long as your withdrawal does not exceed the greater of the basic benefit amount or the lifetime benefit amount, if established, you will not be assessed a surrender charge or any market value adjustment. If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see
"Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts (GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Surrenders").


Subject to conditions and limitations, an annual step-up can increase the basic benefit amount and the lifetime benefit amount, if your contract value has increased on a rider anniversary. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 53

The values associated with the basic benefit are GBA, RBA, GBP and RBP. The values associated with the lifetime benefit are ALP and RALP. ALP and GBP are similar in that they are the annual withdrawal amount for each benefit after the waiting period. RALP and RBP are similar in that they are the remaining amount that can be withdrawn during the current contract year for each benefit.

IMPORTANT SECURESOURCE FLEX RIDER CONSIDERATIONS
You should consider whether a SecureSource Flex rider is appropriate for you taking into account the following considerations:

- LIFETIME BENEFIT LIMITATIONS: The lifetime benefit is subject to certain limitations, including but not limited to:

  (a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the covered person is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner even if the covered person is still living (see "At Death" heading below). Therefore, if there are multiple contract owners, the lifetime benefit will terminate when one of the contract owners dies even though other contract owners are still living

      JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If both the ALP and the contract value are zero, the lifetime benefit will terminate.

  (c) When the lifetime benefit is first established the initial ALP is based on the basic benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below). Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.

- WITHDRAWALS: Please consider carefully when you start taking withdrawals from this rider. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time. The first withdrawal request within the 3-year waiting period must be submitted in writing. Also, after the waiting period if you withdraw more than the allowed withdrawal amount in a contract year ("excess withdrawal"), the guaranteed amounts under the rider may be reduced.

- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must be invested in one of the available PN program investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit investment option changes if required to comply with the written instructions of a fund (see "Market Timing").

You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.

Immediately following a withdrawal your contract value will be reallocated to the target investment option classification as shown in your contract if your current investment option is more aggressive than the target investment option classification. If you are in the static model portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed investment option changes per contract year and will not cause your rider fee to increase. The target investment option classification is currently the Moderate investment option. We reserve the right to change the target investment option classification to an investment option that is more aggressive than the Moderate investment option after 30 days written notice.

After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or investment option that is more conservative than the Moderate investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the

--------------------------------------------------------------------------------
 54 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS target investment option, you will be in the accumulation phase again. If this is done after the waiting period, your rider benefit will be reset as follows:

  (a) the total GBA will be reset to the contract value, if your contract value is less; and

  (b) the total RBA will be reset to the contract value, if your contract value is less; and

  (c) the ALP, if established, will be reset to your current ALP Percentage (either 6% or 5% as described under "GBP Percentage and ALP Percentage" heading below) times the contract value, if this amount is less than the current ALP; and

  (d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

  (e) the RBP will be recalculated as the reset GBP less all prior withdrawals taken during the current contract year, but not less than zero; and

  (f) the RALP will be recalculated as the reset ALP less all prior withdrawals taken during the current contract year, but not less than zero; and

  (g) the WAB will be reset as follows:

      - if the ALP has not been established, the WAB will be equal to the reset GBA.

      - if the ALP has been established, the WAB will be equal to the reset ALP, divided by the current ALP Percentage.

  You may request to change your investment option by written request on an authorized form or by another method agreed to by us.

- NON-CANCELABLE: Once elected, the SecureSource Flex rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).

  Dissolution of marriage does not terminate the SecureSource Flex -- Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource Flex -- Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).

- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner's death provision, only ownership arrangements that permit such continuation, are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

  If you select the SecureSource Flex -- Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP. Also, any amount you withdraw during the waiting period will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time.

  You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may incur a 10% IRS early withdrawal penalty. You should

--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 55
  consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD during the waiting period and such withdrawals will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time. While the rider permits certain excess withdrawals to be taken after the waiting period for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions").

BASIC BENEFIT DESCRIPTION
THE GBA AND RBA ARE DETERMINED AT THE FOLLOWING TIMES, SUBJECT TO THE MAXIMUM AMOUNT OF $5,000,000, CALCULATED AS DESCRIBED:

- At contract issue -- the GBA and RBA are equal to the initial purchase payment, plus any purchase payment credit.

- When you make additional purchase payments -- If a withdrawal is taken during the waiting period, the GBA and RBA will not change when a subsequent purchase payment is made during the waiting period. Prior to any withdrawal during the waiting period and after the waiting period, each additional purchase payment will have its own GBA and RBA established equal to the amount of the purchase payment, plus any purchase payment credit.

- At step up -- (see "Annual Step Up" heading below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract upon Owner's Death" heading below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you take a withdrawal during the waiting period -- the total GBA and total RBA will be set equal to zero until the end of the waiting period.

- When you take a withdrawal after the waiting period and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal and the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged, and each payment's RBA is reduced in proportion to its RBP.

  (b) greater than the total RBP -- EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA AND RBA.

- On the rider anniversary at the end of the waiting period -- If the first withdrawal is taken during the waiting period and you did not decline a rider fee increase, the total GBA and the total RBA will be reset to the contract value.

  If the first withdrawal is taken during the waiting period and you decline a rider fee increase, the total GBA and the total RBA will be reset to the lesser of (1) the GBA at the time of the first withdrawal, plus any additional purchase payments and any purchase payment credits since the time of the first withdrawal, minus all withdrawals, or (2) the contract value.

- Upon certain changes to your PN program investment option -- (See "Use of Portfolio Navigator Program Required," described above).

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

  (a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

  (b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.


--------------------------------------------------------------------------------
 56 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GBP PERCENTAGE AND ALP PERCENTAGE: We use two percentages (6% and 5%) to calculate your GBP and ALP. The percentage used can vary as described below:

During the waiting period, 6% will be used to determine the amount payable to beneficiaries under the RBA payout option described below. After the waiting period, a comparison of your contract value and the WAB determines your GBP percentage and ALP percentage, unless the percentage is fixed as described below. On each valuation date, if the benefit determining percentage is less than the 20% adjustment threshold, then 6% is used in calculating your GBP and ALP; otherwise, 5% is used. Market volatility and returns and the deduction of fees could impact your benefit determining percentage. The benefit determining percentage is calculated as follows but will not be less than zero:

       1 - (A/B)

       A = contract value at the end of the prior valuation period

       B = WAB at the end of the prior valuation period

When the first withdrawal in a contract year is taken, the GBP percentage and ALP percentage will be set and fixed for the remainder of that contract year. Beginning on the next rider anniversary, the GBP percentage and ALP percentage can change on each valuation date as described above until a withdrawal is taken in that contract year.

Under certain limited situations, your GBP percentage and ALP percentage will not vary each contract year. They will be set at the earliest of (1), (2) or (3) below and remain fixed for as long as the benefit is payable:

  (1) when the RBA payout option is elected, or

  (2) if the ALP is established, when your contract value on a rider anniversary is less than two times the ALP (for the purpose of this calculation only, the ALP is determined using 5%; the ALP percentage used to determine your ALP going forward will be either 6% or 5%), or

  (3) when the contract value reduces to zero.

For certain periods of time at our discretion and on a non-discriminatory basis, your GBP percentage and ALP percentage may be set by us to 6% if more favorable to you.

WITHDRAWAL ADJUSTMENT BASE (WAB): One of the components used to determine GBP percentage and ALP percentage. The maximum WAB is $5,000,000. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit,

THE WAB IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At Rider Effective Date -- the WAB is set equal to the initial purchase payment, plus any purchase payment credit.

- When a subsequent purchase payment is made -- before a withdrawal is taken in the waiting period and at any time after the waiting period, the WAB will be increased by the amount of each additional purchase payment, plus any purchase payment credit.

- When a withdrawal is taken -- if the first withdrawal is taken during the waiting period, the WAB will be set equal to zero until the end of the waiting period.

Whenever a withdrawal is taken after the waiting period, the WAB will be reduced by the amount in (A) unless the withdrawal is an excess withdrawal for the lifetime benefit (or the basic benefit if the ALP is not established) when it will be set equal to the amount in (B).

  (A) The WAB is reduced by an amount as calculated below:

A X B
-----  where:
  C



       A = the amount the contract value is reduced by the withdrawal

       B = WAB on the date of (but prior to) the withdrawal

       C = the contract value on the date of (but prior to) the withdrawal.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 57

  (B) If the ALP is not established and the current withdrawal exceeds the RBP, the WAB will be reset to the GBA immediately following excess withdrawal processing.

      If the ALP is established and the current withdrawal exceeds the RALP, the WAB will be reset to the ALP divided by the current ALP percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above). In this calculation, we use the ALP immediately following excess withdrawal processing.

- On rider anniversaries -- unless you decline a rider fee increase, the WAB will be increased to the contract value on each rider anniversary, if the contract value is greater, except as follows:

  (A) If a withdrawal is taken during the waiting period, the WAB will be increased to the contract value on each rider anniversary beginning at the end of the waiting period, if the contract value is greater.

  (B) If you decline a rider fee increase and a withdrawal is taken during the waiting period, on the third anniversary the WAB will be reset to the lesser of (1) the GBA at the time of the first withdrawal, plus any additional purchase payments and any purchase payment credits since the time of the first withdrawal, minus all withdrawals, or (2) the contract value.

- Upon certain changes to your PN program investment option -- (See "Use of Portfolio Navigator Program Required," described above).

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic benefit. After the waiting period the annual withdrawal amount guaranteed under the rider can vary each contract year. At any point in time, each payment's GBP is the lesser of (a) and (b) where (a) is the GBA for that payment multiplied by the current GBP percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above) and (b) is the RBA for that payment. The total GBP is the sum of the GBPs for each purchase payment.

REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- During the waiting period -- the RBP will be zero.

- At the beginning of any contract year after the waiting period and when the GBP percentage changes -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments after the waiting period -- each additional purchase payment has its own RBP equal to the purchase payment, plus any purchase payment credit, multiplied by the GBP percentage.

- At step up -- (see "Annual Step Up" heading below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract upon Owner's Death" heading below).

- When you make any withdrawal after the waiting period -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

LIFETIME BENEFIT DESCRIPTION
SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant.

JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):
- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.


--------------------------------------------------------------------------------
 58 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.

ANNUAL LIFETIME PAYMENT (ALP): The ALP is the lifetime benefit amount available for withdrawals in each contract year after the waiting period until the later of:

- SINGLE LIFE: death; or

- JOINT LIFE: death of the last surviving covered spouse; or

- the RBA is reduced to zero.

The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime benefit is not in effect and the ALP is zero.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:

- SINGLE LIFE: Initially the ALP is established on the earliest of the following dates:

  (a) the rider effective date if the covered person has already reached age 65,

  (b) the rider anniversary following the date the covered person reaches age
      65,

      - if during the waiting period and no prior withdrawal has been taken; or

      - if after the waiting period.

  (c) the rider anniversary following the end of the waiting period if the covered person is age 65 before the end of the waiting period and a prior withdrawal had been taken.

The ALP is established as the total RBA multiplied by the ALP percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above).

- JOINT LIFE: Initially the ALP is established on the earliest of the following dates:

  (a) the rider effective date if the younger covered spouse has already reached age 65.

  (b) the rider anniversary on/following the date the younger covered spouse reaches age 65.

  (c) upon the first death of a covered spouse, then

       (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 65; or

       (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 65; or

       (3) the rider anniversary on/following the date the surviving covered spouse reaches age 65.

  (d) Following dissolution of marriage of the covered spouses,

       (1) the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 65; or

       (2) the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 65.

  For (b), (c) and (d) above, if the date described occurs during the waiting period and a prior withdrawal had been taken, we use the rider anniversary following the end of the waiting period to establish the ALP.

The ALP is established as the total RBA multiplied by the ALP percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above).

- Whenever the ALP Percentage changes  --

  (a) If the ALP percentage is changing from 6% to 5%, the ALP is reset to the ALP multiplied by 5%, divided by 6%.

  (b) If the ALP percentage is changing from 5% to 6%, the ALP is reset to the ALP multiplied by 6%, divided by 5%.

- When you make an additional purchase payment -- Before a withdrawal is taken in the waiting period and at any time after the waiting period, each additional purchase payment increases the ALP by the amount of the purchase payment, plus any purchase payment credit, multiplied by the ALP percentage.

- When you make a withdrawal:

  (a) During the waiting period, the ALP, if established, will be set equal to zero until the end of the waiting period.

  (b) After the waiting period, if the amount withdrawn is:

       (i) less than or equal to the RALP, the ALP is unchanged.

       (ii) greater than the RALP, ALP EXCESS WITHDRAWAL PROCESSING will occur.

  If you withdraw less than the ALP in a contract year, there is no carry over to the next contract year.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 59

- On the rider anniversary at the end of the waiting period -- If you took a withdrawal during the waiting period, the ALP is set equal to the contract value multiplied by the ALP percentage if the covered person (JOINT LIFE: younger covered spouse) has reached age 65.

- At step ups -- (see "Annual Step Up" heading below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract upon Owner's Death" heading below).

- Upon certain changes to your PN program investment option -- (see "Use of Portfolio Navigator Program Required," heading above).

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above) multiplied by the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime benefit. Prior to establishment of the ALP, the lifetime benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:
- The RALP is established at the same time as the ALP, and:

  (a) During the waiting period -- the RALP will be zero.

  (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals taken in the contract year but not less than zero.

- At the beginning of each contract year after the waiting period and when the ALP percentage changes -- the RALP is set equal to the ALP.

- When you make additional purchase payments after the waiting period -- each additional purchase payment increases the RALP by the purchase payment, plus any purchase payment credit, multiplied by the ALP percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above).

- At step ups -- (see "Annual Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract upon Owner's Death" heading below).

- When you make any withdrawal after the waiting period -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

OTHER PROVISIONS
REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:

- The withdrawal is after the waiting period;

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. Any withdrawal during the waiting period will reset the basic benefit and lifetime benefit at the end of the waiting period. After the waiting period, withdrawal amounts greater than the RALP or RBP that do not meet the conditions above will result in excess withdrawal processing. The amount in excess of the RBP and/or RALP that is not subject to excess withdrawal processing will be recalculated if the RALP and RBP change due to GBP Percentage and ALP percentage changes. See Appendix F for additional information.

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the benefit values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn in a lump sum or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment. If there have been multiple payments and the GBA increases due to the step up, the individual GBAs, RBAs, GBPs, and RBPs will be combined.


--------------------------------------------------------------------------------
 60 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

The annual step up may be available as described below, subject to the maximum GBA, RBA and ALP and subject to the following rules:

- You have not declined a rider fee increase.

- If you take any withdrawals during the waiting period the annual step up will not be available until the rider anniversary following the end of the waiting period.

- On any rider anniversary where your contract value is greater than the RBA or, your contract value multiplied by the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above) is greater than the ALP, if established, the annual step up will be applied to your contract on the rider anniversary.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be increased to the contract value on the rider anniversary, if the contract value is greater.

- The total GBA will be increased to the contract value on the rider anniversary, if the contract value is greater.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period, the RBP will not be affected by the step up.

  (b) After the waiting period, the RBP will be reset to the increased GBP.

- The ALP will be increased to the contract value on the rider anniversary multiplied by the ALP percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above), if greater than the current ALP.

- The RALP will be reset as follows:

  (a) During the waiting period, the RALP will not be affected by the step up.

  (b) After the waiting period, the RALP will be reset to the increased ALP.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH ("SPOUSAL CONTINUATION"):
SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Flex -- Single Life rider terminates.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource
Flex -- Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

At the time of spousal continuation, a step-up may be available. If you decline a rider fee increase or the spousal continuation occurs during the waiting period and a withdrawal was taken, a step up is not available. All annual step-up rules (see "Annual Step-Up" heading above) also apply to the spousal continuation step-up except that a) the RBP will be calculated as the GBP after the step-up less all prior withdrawals taken during the current contract year, but not less than zero, and b) the RALP will be calculated as the ALP after the step-up less all prior withdrawals taken during the current contract year, but not less than zero. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.

RULES FOR WITHDRAWAL PROVISION OF YOUR CONTRACT: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be taken from the variable subaccounts and the regular fixed account (if applicable) in the same proportion as your interest in each bears to the contract value less amounts in any Special DCA fixed account. You cannot specify from which accounts the withdrawal is to be taken.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero, you will be paid in the following scenarios:

1) The ALP has not yet been established, the total RBA is greater than zero and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

    (a) receive the remaining schedule of GBPs until the RBA equals zero; or

    (b) SINGLE LIFE: wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

        JOINT LIFE: wait until the rider anniversary following the date the younger covered spouse reaches age 65, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 61

2) The ALP has been established, the total RBA is greater than zero and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

    (a) the remaining schedule of GBPs until the RBA equals zero; or

    (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

        JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

   - SINGLE LIFE: covered person;

   - JOINT LIFE: last surviving covered spouse.

Under any of these scenarios:

- The annualized amounts will be paid to you in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency but no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate;

- In determining the remaining schedule of GBPs, the current GBP is fixed for as long as payments are made.

- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero; and

- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The SecureSource Flex rider and the contract will terminate under either of the following two scenarios:

- If the ALP is established and the RBA is zero, and if the contract value falls to zero as a result of a withdrawal that is greater than the RALP. This is full withdrawal of the contract value.

- If the ALP is not established and the RBA is zero, and if the contract value falls to zero as a result of fees, charges or a withdrawal.

AT DEATH:
SINGLE LIFE: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the RBA payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract which terminates the rider.

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If

--------------------------------------------------------------------------------
 62 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the RBA payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE:
SINGLE LIFE: If allowed by state law, change of ownership is subject to our approval. If there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. If there is a change of ownership and the covered person would be different, the rider terminates.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s) and are subject to our approval, if allowed by state law. No other ownership changes are allowed as long as the rider is in force.

REMAINING BENEFIT AMOUNT (RBA) PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource Flex rider after the waiting period.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary when the death benefit is payable. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The SecureSource Flex rider cannot be terminated either by you or us except as follows:

1. SINGLE LIFE: a change of ownership that would result in a different covered person will terminate the rider.

2. SINGLE LIFE: After the death benefit is payable, continuation of the contract will terminate the rider.

3. JOINT LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than a covered spouse continues the contract, or

   (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

4. Annuity payouts under an annuity payout plan will terminate the rider.

5. You may terminate the rider if your annual rider fee after any fee increase is more than 0.25% higher than your fee before the increase (See
   "Charges -- SecureSource Flex rider fee").

6. When the RBA and contract value are zero and either the ALP is not established or an excess withdrawal of the RALP is taken, the rider will terminate.

7. Termination of the contract for any reason will terminate the rider.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 63

GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER

THE ACCUMULATION BENEFIT RIDER IS NOT AVAILABLE FOR RAVA 4 ACCESS. THIS RIDER IS NOT AVAILABLE FOR CONTRACTS PURCHASED ON OR AFTER FEB. 27, 2012.



The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. Currently, it is available for nonqualified annuities and qualified annuities. Effective on or about June 20, 2011, the Accumulation Benefit rider will be available under 401(a) plans. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Benefit rider, the Accumulation Benefit rider ends without value and no benefit is payable.


If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.

If you are (or if the owner is a non-natural person, then the annuitant is) 80 or younger at contract issue and this rider is available in your state, you may elect the Accumulation Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. After the waiting period, you have the following options:

  - Continue your contract;

  - Take partial surrenders or make a full surrender; or

  - Annuitize your contract.

The Accumulation Benefit rider may not be purchased with the optional GWB for Life rider or SecureSource rider.

You should consider whether an Accumulation Benefit rider is appropriate for you because:

- you must participate in the PN program and you must be invested in one of the available investment options. This requirement limits your choice of Investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the investment option you have chosen. (See "Making the Most of Your Contract -- Portfolio Navigator Program");

- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below);

- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;

- the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and

- the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your PN program investment option to one that causes the Accumulation Benefit rider charge to increase (see "Charges").

Be sure to discuss with your financial advisor whether an Accumulation Benefit rider is appropriate for your situation.


--------------------------------------------------------------------------------
 64 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

  (a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

  (b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your PN program investment option after we have exercised our rights to increase the rider fee.

Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the fee (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION
Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

We may increase the fee for your rider (see "Charges - Accumulation Benefit Rider Charge"). The revised fee would apply to your rider if you exercise the annual elective step up, your MCAV is increased as a result, and the revised fee is higher than your annual rider fee before the elective step up. Elective step ups will also result in a restart of the waiting period as of the most recent contract anniversary.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS
If your MCAV is increased as a result of elective step up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.

SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the fee

--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 65
for the Accumulation Benefit rider, the spouse will pay the charge based on the fee that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

- The rider will terminate before the benefit date without paying a benefit on the date:

- you take a full surrender; or

- annuitization begins; or

- the contract terminates as a result of the death benefit being paid.

The rider will terminate on the benefit date.

For an example, see Appendix E.

OPTIONAL LIVING BENEFITS -- PREVIOUSLY OFFERED

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE (GWB FOR LIFE) RIDER
Disclosure for GWB for Life rider may be found in the Appendix G.

SECURESOURCE RIDERS
Disclosure for SecureSource riders may be found in the Appendix H.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date after any rider charges have been deducted, plus any positive or negative MVA on GPAs, less any purchase payment credits subject to reversal and less any applicable premium tax. Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:
- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant's age and, when applicable, the annuitant's sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5%

--------------------------------------------------------------------------------
 66 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS assumed investment return results in a higher initial payout but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only ONE monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN, 15, OR 20 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten, 15, or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculations 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take surrender. (See "Taxes.")

- RBA PAYOUT OPTION: If you have a GWB for Life or SecureSource rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 67

WRITTEN INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the settlement date. Contract values that you allocated to the regular fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

ANNUITY PAYOUTS: Generally, unlike surrenders described below, the taxation of annuity payouts is subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the new partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.

SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.



The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.



--------------------------------------------------------------------------------
 68 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also "Benefits in Case of Death -- If You Die Before the Settlement Date").



MEDICARE CONTRIBUTION TAX: Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) will be subject to a new 3.8% Medicare contribution tax (as an addition to income taxes). For individuals, the 3.8% tax will apply to the lesser of (1) the amount by which the taxpayer's modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer's "net investment income." Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.



ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income will generally remain tax-deferred until surrendered or paid out.


PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.


TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.



1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contract while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer of one policy or contract for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, or (4) the exchange of a qualified long-term care insurance contract for a qualified long-term insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.





For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange. Different IRS limitations on surrenders apply to partial exchanges completed prior to October 24, 2011.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 69

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special RMD rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.



The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.


WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;


--------------------------------------------------------------------------------
 70 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);


- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);


- to pay certain medical or education expenses (IRAs only); or

- if the distribution is made from an inherited IRA.

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also "Benefits in Case of Death -- If You Die Before the Settlement Date").

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we currently understand it.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 71

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT

- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.

- The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS TO SELLING FIRMS

- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 6.00% each time you make a purchase payment. We may also pay ongoing trail commissions of up to

--------------------------------------------------------------------------------
 72 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

  1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.

- We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

  - sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

  - marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

  - providing service to contract owners; and

  - funding other events sponsored by a selling firm that may encourage the selling firm's financial advisors to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS

We pay the commissions and other compensation described above from our assets. Our assets may include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO FINANCIAL ADVISORS

- The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.

- To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 73

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


LEGAL PROCEEDINGS


Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life is responding to regulatory audits, market conduct examinations and other inquiries (including inquiries from the State of Minnesota). RiverSource Life has cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries.



RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

RiverSource Life is incorporating by reference in this prospectus information we file with the SEC, which means that we are disclosing important information to you by referring you to those documents. The information that we incorporate by reference is an important part of this prospectus, and later information that we file with the SEC automatically will update and supersede this information. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended December 31, 2011, File No. 33-28976, that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus, as well as all of our subsequent annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K filed with the SEC under the 1934 Act. To access these documents, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.


RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. This prospectus, other information about the contract and other information incorporated by reference are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to directors and officers or persons controlling RiverSource Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is therefore unenforceable.


--------------------------------------------------------------------------------
 74 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX A: THE FUNDS

UNLESS THE PN PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



----------------------------------------------------------------------------------------
   INVESTING IN         INVESTMENT OBJECTIVE AND POLICIES          INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Global
Thematic Growth
Portfolio (Class
B)

----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)

----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS International
Value Portfolio
(Class B)

----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Large Cap
Growth Portfolio
(Class B)

----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Mid Cap Value,  secondary objective.                         Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth.              American Century
VP Ultra(R),                                                    Investment Management,
Class II                                                        Inc.

----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Value, Class    secondary objective.                         Investment Management,
II                                                              Inc.
----------------------------------------------------------------------------------------

BlackRock Global   Seeks high total investment return.          BlackRock Advisors, LLC,
Allocation V.I.                                                 adviser; BlackRock
Fund (Class III)                                                Investment Management,
                                                                LLC and BlackRock
                                                                International Limited,
                                                                sub-advisers.

----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum total investment return        Columbia Management
Portfolio - Bala-  through a combination of capital growth and  Investment Advisers, LLC
nced Fund (Class   current income.
3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum current income consistent      Columbia Management
Portfolio - Cash   with liquidity and stability of principal.   Investment Advisers, LLC
Management Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income while     Columbia Management
Portfolio - Dive-  attempting to conserve the value of the      Investment Advisers, LLC
rsified Bond Fund  investment for the longest period of time.
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and, as   Columbia Management
Portfolio - Dive-  a secondary goal, steady growth of capital.  Investment Advisers, LLC rsified Equity
Income Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks capital appreciation.                  Columbia Management
Portfolio - Dyna-                                               Investment Advisers, LLC
mic Equity Fund
(Class 3)


----------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 75

----------------------------------------------------------------------------------------
   INVESTING IN         INVESTMENT OBJECTIVE AND POLICIES          INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Emer-                                               Investment Advisers,
ging Markets                                                    LLC, adviser;
Opportunity Fund                                                Threadneedle
(Class 3)                                                       international Limited,
                                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.

----------------------------------------------------------------------------------------

Columbia Variable  Non-diversified fund that seeks high  total  Columbia Management
Portfolio - Glob-  return through income and growth of          Investment Advisers, LLC
al Bond Fund       capital.
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Non-diversified fund that seeks total        Columbia Management
Portfolio - Glob-  return that exceeds the rate of inflation    Investment Advisers, LLC
al Inflation       over the long term.
Protected
Securities Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks total return, consisting of a high     Columbia Management
Portfolio - High   level of income and capital appreciation.    Investment Advisers, LLC
Income Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high current income, with capital      Columbia Management
Portfolio - High   growth as a secondary objective.             Investment Advisers, LLC
Yield Bond Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high total return through current      Columbia Management
Portfolio - Inco-  income and capital appreciation.             Investment Advisers, LLC
me Opportunities
Fund (Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks capital appreciation.                  Columbia Management
Portfolio - In-                                                 Investment Advisers,
ternational                                                     LLC, adviser;
Opportunity Fund                                                Threadneedle
(Class 3)                                                       International Limited,
                                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.

----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Large                                               Investment Advisers, LLC
Cap Growth Fund
(Class 3)

----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Mars-                                               Investment Advisers,
ico Growth Fund                                                 LLC, adviser; Marsico
(Class 1)                                                       Capital Management, LLC,
                                                                subadviser.

----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Mars-                                               Investment Advisers,
ico International                                               LLC, adviser; Marsico
Opportunities                                                   Capital Management, LLC,
Fund (Class 2)                                                  subadviser.

----------------------------------------------------------------------------------------

Columbia Variable  Seeks growth of capital.                     Columbia Management
Portfolio - Mid                                                 Investment Advisers, LLC
Cap Growth
Opportunity Fund
(Class 3)

----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Mid                                                 Investment Advisers, LLC
Cap Value
Opportunity Fund
(Class 3)

----------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 76 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
   INVESTING IN         INVESTMENT OBJECTIVE AND POLICIES          INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Columbia Variable  Seeks long-term capital appreciation.        Columbia Management
Portfolio - S&P                                                 Investment Advisers, LLC
500 Index Fund
(Class 3)

----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Sele-                                               Investment Advisers, LLC
ct Large-Cap
Value Fund (Class
3)

----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Sele-                                               Investment Advisers, LLC
ct Smaller-Cap
Value Fund (Class
3)

----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and       Columbia Management
Portfolio - Short  safety of principal consistent with          Investment Advisers, LLC
Duration U.S.      investment in U.S. government and
Government Fund    government agency securities.
(Class 3)
----------------------------------------------------------------------------------------

Credit Suisse      Seeks total return.                          Credit Suisse Asset
Trust - Commodity                                               Management, LLC
Return Strategy
Portfolio

----------------------------------------------------------------------------------------

Dreyfus Variable   Seeks capital growth.                        The Dreyfus Corporation,
Investment Fund                                                 adviser; Newton Capital
International                                                   Management Limited, sub-
Equity Portfolio,                                               adviser
Service Shares

----------------------------------------------------------------------------------------

DWS Alternative    Seeks capital appreciation.                  Deutsche Investment
Asset Allocation                                                Management Americas
VIP, Class B                                                    Inc., adviser; QS
                                                                Investors, LLC and RREEF
                                                                America LLC, sub-
                                                                advisers.

----------------------------------------------------------------------------------------

Eaton Vance VT     Seeks high level of current income.          Eaton Vance Management
Floating-Rate
Income Fund

----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR)
Portfolio Service  stocks. Invests in securities of companies   is the fund's manager.
Class 2            whose value it believes is not fully         FMR Co., Inc. (FMRC) and
                   recognized by the public. Invests in either  other investment
                   "growth" stocks or "value"   stocks or       advisers serve as sub-
                   both. The fund invests in domestic and       advisers for the fund.
                   foreign issuers.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Mid Cap Portfolio  invests primarily in common stocks.          Research Company (FMR)
Service Class 2    Normally invests at least 80% of assets in   is the fund's manager.
                   securities of companies with medium market   FMR Co., Inc. (FMRC) and
                   capitalizations. May invest in companies     other investment
                   with smaller or   larger market              advisers serve as sub-
                   capitalizations. Invests in domestic and     advisers for the fund.
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Overseas           invests primarily in common stocks           Research Company (FMR)
Portfolio Service  allocating investments across different      is the fund's manager.
Class 2            countries and regions. Normally invests at   FMR Co., Inc. (FMRC) and
                   least 80% of assets in non-U.S. securities.  other investment advisers serve as sub-
                                                                advisers for the fund.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks high total return. The fund normally   Franklin Templeton
Global Real        invests at least 80% of its net assets in    Institutional, LLC
Estate Securities  investments of companies located anywhere
Fund - Class 2     in the world that operate in the real
                   estate sector.

----------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 77

----------------------------------------------------------------------------------------
   INVESTING IN         INVESTMENT OBJECTIVE AND POLICIES          INVESTMENT ADVISER
----------------------------------------------------------------------------------------
FTVIPT Franklin    Seeks long-term total return. The fund       Franklin Advisory
Small Cap Value    normally invests at least 80% of its net     Services, LLC
Securities         assets in investments of small
Fund - Class 2     capitalization companies.
----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as   Franklin Mutual
Shares Securities  a secondary goal. The fund normally invests  Advisers, LLC
Fund - Class 2     primarily in U.S. and foreign equity
                   securities that the manager believes are
                   undervalued.
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital.           Goldman Sachs Asset
Structured U.S.                                                 Management, L.P.
Equity
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks to provide reasonable current income   Invesco Advisers, Inc.
Diversified        and log-term growth of income and capital.
Dividend Fund,
Series II Shares
(previously
Invesco
V.I. - Dividend
Growth Fund,
Series II Shares)
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Global Health
Care Fund, Series
II Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
International
Growth Fund,
Series II Shares
----------------------------------------------------------------------------------------

Invesco Van        Seeks capital growth.                        Invesco Advisers, Inc.
Kampen V.I.
American
Franchise Fund,
Series II Shares
----------------------------------------------------------------------------------------

Invesco Van        Seeks capital growth and income through      Invesco Advisers, Inc.
Kampen V.I.        investments in equity securities, including
Comstock Fund,     common stocks, preferred stocks securities
Series II Shares   convertible into common and preferred
                   stocks.
----------------------------------------------------------------------------------------

Invesco Van        Seeks capital growth.                        Invesco Advisers, Inc.
Kampen V.I. Mid
Cap Growth Fund,
Series II Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Janus                                                    LLC
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks the highest return over time           Janus Capital Management
Series Moderate    consistent with an emphasis on growth of     LLC
Allocation         capital and income.
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Legg Mason         Seeks long-term growth of capital.           Legg Mason Partners Fund
ClearBridge                                                     Advisor, LLC, Advisor;
Variable Small                                                  ClearBridge Advisors,
Cap Growth                                                      LLC, sub-adviser.
Portfolio - Class
I
----------------------------------------------------------------------------------------

MFS(R) Investors   Seeks capital appreciation.                  MFS(R) Investment
Growth Stock                                                    Management
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS(R) Investment
Series - Service                                                Management
Class

----------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 78 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
   INVESTING IN         INVESTMENT OBJECTIVE AND POLICIES          INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Morgan Stanley     Seeks to provide current income and capital  Morgan Stanley
UIF Global Real    appreciation.                                Investment Management
Estate Portfolio,                                               Inc., adviser; Morgan
Class II Shares                                                 Stanley Investment
                                                                Management Limited and
                                                                Morgan Stanley
                                                                Investment Management
                                                                Company, subadvisers.
----------------------------------------------------------------------------------------

Morgan Stanley     Seeks long-term capital growth by investing  Morgan Stanley
UIF Mid Cap        primarily in common stocks and other equity  Investment Management
Growth Portfolio,  securities.                                  Inc.
Class II Shares
----------------------------------------------------------------------------------------

Neuberger Berman   Seeks long-term growth of capital by         Neuberger Berman
Advisers           investing primarily in common stocks of      Management LLC
Management Trust   foreign companies.
International
Portfolio (Class
S)
----------------------------------------------------------------------------------------

Neuberger Berman   Seeks long-term growth of capital by         Neuberger Serman
Advisers           investing primarily in securities of         Management LLC
Management Trust   companies that meet the Fund's financial
Socially           criteria and social policy.
Responsive
Portfolio (Class
S)
----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation by      OppenheimerFunds, Inc.
Global Securities  investing a substantial portion of its
Fund/VA, Service   assets in securities of foreign issuers,
Shares             "growth-type" companies, cyclical
                   industries and special  situations that are
                   considered to have appreciation
                   possibilities.
----------------------------------------------------------------------------------------

Oppenheimer        Seeks a high level of current income         OppenheimerFunds, Inc.
Global Strategic   principally derived from interest on debt
Income Fund/VA,    securities.
Service Shares
----------------------------------------------------------------------------------------

Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small- &
Mid-Cap
Fund(R)/VA,
Service Shares

----------------------------------------------------------------------------------------

Oppenheimer Value  Seeks long-term growth of capital by         OppenheimerFunds, Inc.
Fund/VA, Service   investing primarily in common stocks with
Shares             low price-earnings ratios and better than
                   anticipated earnings. Realization of income
                   is a secondary consideration.
----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management.                       (PIMCO)
Class
----------------------------------------------------------------------------------------

PIMCO VIT Global   Seeks total return which exceeds that of a   Pacific Investment
Multi-Asset        blend of 60% MSCI World Index/40% Barclays   Management Company LLC
Portfolio,         Capital U.S. Aggregate Index.                (PIMCO)
Advisor Class
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Aggr-  consistent with an aggressive level of       Investment Advisers, LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 2)          to achieve its objective by investing in a
                   combination of underlying  funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.

----------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 79

----------------------------------------------------------------------------------------
   INVESTING IN         INVESTMENT OBJECTIVE AND POLICIES          INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Aggr-  consistent with an aggressive level of       Investment Advisers, LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 4)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.

----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Cons-  consistent with a conservative level of      Investment Advisers, LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
2)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Cons-  consistent with a conservative level of      Investment Advisers, LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio          to achieve its objective by investing in a
(Class 4)          combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Davis                                               Investment Advisers,
New York Venture                                                LLC, adviser; Davis
Fund (Class 3)                                                  Selected Advisers, L.P.,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term growth of capital.           Columbia Management
Portfolio - Gold-                                               Investment Advisers,
man Sachs Mid Cap                                               LLC, adviser; Goldman
Value Fund (Class                                               Sachs Asset Management,
3)                                                              L.P., subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderate level of risk.    Investment Advisers, LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 2)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderate level of risk.    Investment Advisers, LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 4)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately aggressive      Investment Advisers, LLC
rately Aggressive  level of risk. This is a "fund of  funds"
Portfolio (Class   and seeks to achieve its objective by
2)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.

----------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 80 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
   INVESTING IN         INVESTMENT OBJECTIVE AND POLICIES          INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately aggressive      Investment Advisers, LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
4)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately conservative    Investment Advisers, LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
2)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.

----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately conservative    Investment Advisers, LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
4)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.

----------------------------------------------------------------------------------------

Variable           Seeks long-term capital appreciation.        Columbia Management
Portfolio - Part-                                               Investment Advisers,
ners Small Cap                                                  LLC, adviser; Barrow,
Value Fund (Class                                               Hanley, Mewhinney &
3)                                                              Strauss, Inc., Denver
                                                                Investment Advisors LLC,
                                                                Donald Smith & Co.,
                                                                Inc., River Road Asset
                                                                Management, LLC and
                                                                Turner Investment
                                                                Partners, Inc.,
                                                                subadvisers.
----------------------------------------------------------------------------------------

Wanger             Seeks long-term capital appreciation.        Columbia Wanger Asset
International                                                   Management, LLC

----------------------------------------------------------------------------------------

Wanger USA         Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                Management, LLC

----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
International                                                   adviser; Wells Capital
Equity                                                          Management Inc., sub-
Fund - Class 2                                                  adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
Opportunity                                                     adviser; Wells Capital
Fund - Class 2                                                  Management Inc., sub-
                                                                adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund - Class 2                                                  Management Inc., sub-
                                                                adviser.
----------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 81

APPENDIX B: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)

AS THE EXAMPLES BELOW DEMONSTRATE, THE APPLICATION OF AN MVA MAY RESULT IN EITHER A GAIN OR A LOSS OF PRINCIPAL. WE REFER TO ALL OF THE TRANSACTIONS DESCRIBED BELOW AS "EARLY SURRENDERS." THE EXAMPLES MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

GENERAL EXAMPLES
ASSUMPTIONS:
- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

- after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS
The precise MVA formula we apply is as follows:

                                     1 + I
EARLY WITHDRAWAL AMOUNT X  [(   ---------------   )   (N/12)  - 1]  = MVA
                                  1 + J + .001


       Where i = rate earned in the GPA from which amounts are being transferred or surrendered.

              j = current rate for a new Guaranteed Period equal to the
                remaining term in the current Guarantee Period (rounded up to the next year).

              n = number of months remaining in the current Guarantee Period
                (rounded up to the next month).

EXAMPLES -- MVA
Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

- after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.

EXAMPLE 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

                      1.030
$1,000 X    [(   ---------------   )   (84/12)  - 1]  = -$39.84
                 1 + .035 + .001


In this example, the MVA is a negative $39.84.


--------------------------------------------------------------------------------
 82 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE 2: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

                      1.030
$1,000 X    [(   ---------------   )   (84/12)  - 1]  = $27.61
                 1 + .025 + .001


In this example, the MVA is a positive $27.61.

We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 83

APPENDIX C: EXAMPLE -- SURRENDER CHARGES

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE VARIOUS SURRENDER CHARGE CALCULATIONS. THE EXAMPLES MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the fourth contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                              CONTRACT       CONTRACT
                                              WITH GAIN      WITH LOSS
           Contract Value at time of full    $120,000.00    $ 80,000.00
                               surrender:
                  Contract Value on prior     115,000.00      85,000.00
                             anniversary:
 STEP 1.   We determine the Total Free
           Amount (TFA) available in the
           contract as the greatest of
           the earnings or 10% of the
           prior anniversary value:
                Earnings in the contract:      20,000.00           0.00
           10% of the prior anniversary's      11,500.00       8,500.00
                          contract value:
                                             -----------    -----------
                       Total Free Amount:      20,000.00       8,500.00
 STEP 2.   We determine the TFA that is
           from Purchase Payments:
                       Total Free Amount:      20,000.00       8,500.00
                Earnings in the contract:      20,000.00           0.00
                  Purchase Payments being           0.00       8,500.00
                  Surrendered Free (PPF):
 STEP 3.   We calculate the Premium Ratio
           (PR):
             PR = [WD - TFA] / [CV - TFA]
                                     WD =     120,000.00      80,000.00  = the amount of the surrender
                                    TFA =      20,000.00       8,500.00  = the total free amount, step
                                                                           1
                                     CV =     120,000.00      80,000.00  = the contract value at the
                                                                           time of the surrender
                                     PR =           100%           100%  = the premium ratio
 STEP 4.   We calculate Chargeable
           Purchase Payments being
           Surrendered (CPP):
                    CPP = PR X (PP - PPF)
                                     PR =           100%           100%  = premium ratio, step 3
                                     PP =     100,000.00     100,000.00  = purchase payments not
                                                                           previously surrendered
                                    PPF =           0.00       8,500.00  = purchase payments being
                                                                           surrendered free, step 2
                                    CPP =     100,000.00      91,500.00


--------------------------------------------------------------------------------
 84 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

                                              CONTRACT       CONTRACT
                                              WITH GAIN      WITH LOSS
 STEP 5.   We calculate the Surrender
           Charges:
            Chargeable Purchase Payments:     100,000.00      91,500.00
             Surrender Charge Percentage:             7%             7%
                        Surrender Charge:       7,000.00       6,405.00
 STEP 6.   We calculate the Net Surrender     120,000.00      80,000.00
           Value:
              Contract Value Surrendered:      (7,000.00)     (6,405.00)
           Contract Charge (assessed upon         (30.00)        (30.00)
                         full surrender):
             Net Full Surrender Proceeds:     112,970.00      73,565.00



PARTIAL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you request a gross partial surrender of $50,000 during the fourth contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                              CONTRACT       CONTRACT
                                              WITH GAIN      WITH LOSS
                Contract Value at time of    $120,000.00    $ 80,000.00
                       partial surrender:
                  Contract Value on prior     115,000.00      85,000.00
                             anniversary:
 STEP 1.   We determine the Total Free
           Amount (TFA) available in the
           contract as the greatest of
           the earnings or 10% of the
           prior anniversary value:
                Earnings in the contract:      20,000.00           0.00
           10% of the prior anniversary's      11,500.00       8,500.00
                          contract value:
                                             -----------    -----------
                       Total Free Amount:      20,000.00       8,500.00
 STEP 2.   We determine the TFA that is
           from Purchase Payments:
                       Total Free Amount:      20,000.00       8,500.00
                Earnings in the contract:      20,000.00           0.00
                  Purchase Payments being
                         Surrendered Free
                                   (PPF):           0.00       8,500.00
 STEP 3.   We calculate the Premium Ratio
           (PR):
              PR = [WD - TFA] /[CV - TFA]
                                     WD =      50,000.00      50,000.00  = the amount of the surrender
                                    TFA =      20,000.00       8,500.00  = the total free amount, step
                                                                           1
                                     CV =     120,000.00      80,000.00  = the contract value at the
                                                                           time of surrender
                                     PR =            30%            58%  = the premium ratio


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 85

                                              CONTRACT       CONTRACT
                                              WITH GAIN      WITH LOSS
 STEP 4.   We calculate the Chargeable
           Purchase Payments being
           Surrendered (CPP):
                    CPP = PR X (PP - PPF)
                                     PR =            30%            58%  = premium ratio, step 3
                                     PP =     100,000.00     100,000.00  = purchase payments not
                                                                           previously surrendered
                                    PPF =           0.00       8,500.00  = purchase payments being
                                                                           surrendered free, step 2
                                    CPP =      30,000.00      53,108.39  = chargeable purchase
                                                                           payments being surrendered
 STEP 5.   We calculate the Surrender
           Charges:
            Chargeable Purchase Payments:      30,000.00      53,108.39
             Surrender Charge Percentage:             7%             7%
                        Surrender Charge:          2,100          3,718
 STEP 6.   We calculate the Net Surrender
           Value:
              Contract Value Surrendered:      50,000.00      50,000.00
                        Surrender Charge:      (2,100.00)     (3,717.59)
                    Net Partial Surrender      47,900.00      46,282.41
                                Proceeds:



FULL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the second contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                              CONTRACT       CONTRACT
                                              WITH GAIN      WITH LOSS
           Contract Value at time of full    $120,000.00    $ 80,000.00
                               surrender:
                  Contract Value on prior     115,000.00      85,000.00
                             anniversary:
 STEP 1.   We determine the Total Free
           Amount (TFA) available in the
           contract as the greatest of
           the earnings or 10% of the
           prior anniversary value:
                Earnings in the Contract:      20,000.00           0.00
           10% of the prior anniversary's      11,500.00       8,500.00
                          contract value:
                                             -----------    -----------
                       Total Free Amount:      20,000.00       8,500.00
 STEP 2.   We determine the TFA and
           Amount Free that is from
           Purchase Payments:
                       Total Free Amount:      20,000.00       8,500.00
                Earnings in the contract:      20,000.00           0.00
                  Purchase Payments being           0.00       8,500.00
                  Surrendered Free (PPF):


--------------------------------------------------------------------------------
 86 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

                                              CONTRACT       CONTRACT
                                              WITH GAIN      WITH LOSS
 STEP 3.   We calculate the Premium Ratio
           (PR):
              PR = [WD - TFA] /[CV - TFA]
                                     WD =     120,000.00      80,000.00  = the amount of the surrender
                                    TFA =      20,000.00       8,500.00  = the total free amount, step
                                                                           1
                                     CV =     120,000.00      80,000.00  = the contract value at the
                                                                           time of the surrender
                                     PR =           100%           100%
 STEP 4.   We calculate Chargeable
           Purchase Payments being
           Surrendered (CPP):
                    CPP = PR X (PP - PPF)
                                     PR =           100%           100%  = premium ratio, step 3
                                     PP =     100,000.00     100,000.00  = purchase payments not
                                                                           previously surrendered
                                    PPF =           0.00       8,500.00  = purchase payments being
                                                                           surrendered free, step 2
                                    CPP =     100,000.00      91,500.00
 STEP 5.   We calculate the Surrender
           Charges:
            Chargeable Purchase Payments:     100,000.00      91,500.00
             Surrender Charge Percentage:             7%             7%
                        Surrender Charge:       7,000.00       6,405.00
 STEP 6.   We calculate the Net Surrender     120,000.00      80,000.00
           Value:
              Contract Value Surrendered:      (7,000.00)     (6,405.00)
           Contract Charge (assessed upon         (30.00)        (30.00)
                         full surrender):
             Net Full Surrender Proceeds:     112,970.00      73,565.00



PARTIAL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you request a gross partial surrender of $50,000 during the second contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                              CONTRACT       CONTRACT
                                              WITH GAIN      WITH LOSS
                Contract Value at time of    $120,000.00    $ 80,000.00
                       partial surrender:
                  Contract Value on prior     115,000.00      85,000.00
                             anniversary:
 STEP 1.   We determine the Total Free
           Amount (TFA) available in the
           contract as the greatest of
           the earnings or 10% of the
           prior anniversary value:
                Earnings in the contract:      20,000.00           0.00
           10% of the prior anniversary's      11,500.00       8,500.00
                          contract value:
                                             -----------    -----------
                       Total Free Amount:      20,000.00       8,500.00


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 87

                                              CONTRACT       CONTRACT
                                              WITH GAIN      WITH LOSS
 STEP 2.   We determine the Amount Free
           that is from Purchase
           Payments:
                       Total Free Amount:      20,000.00       8,500.00
                Earnings in the contract:      20,000.00           0.00
                  Purchase Payments being
                         Surrendered Free
                                   (PPF):           0.00       8,500.00
 STEP 3.   We calculate the Premium Ratio
           (PR):
              PR = [WD - TFA] /[CV - TFA]
                                     WD =      50,000.00      50,000.00  = the amount of the surrender
                                    TFA =      20,000.00       8,500.00  = the total free amount, step
                                                                           1
                                     CV =     120,000.00      80,000.00  = the contract value at the
                                                                           time of surrender
                                     PR =            30%            58%  = the premium ratio
 STEP 4.   We calculate the Chargeable
           Purchase Payments being
           Surrendered (CPP):
                    CPP = PR X (PP - PPF)
                                     PR =            30%            58%  = premium ratio, step 3
                                     PP =     100,000.00     100,000.00  = purchase payments not
                                                                           previously surrendered
                                    PPF =           0.00       8,500.00  = purchase payments being
                                                                           surrendered free, step 2
                                    CPP =      30,000.00      53,108.39  = chargeable purchase
                                                                           payments being surrendered
 STEP 5.   We calculate the Surrender
           Charges:
            Chargeable Purchase Payments:      30,000.00      53,108.39
             Surrender Charge Percentage:             7%             7%
                        Surrender Charge:          2,100          3,718
 STEP 6.   We calculate the Net Surrender
           Value:
              Contract Value Surrendered:      50,000.00      50,000.00
                        Surrender Charge:      (2,100.00)     (3,717.59)
                    Net Partial Surrender      47,900.00      46,282.41
                                Proceeds:




--------------------------------------------------------------------------------
 88 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX D: EXAMPLE -- OPTIONAL DEATH BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL DEATH BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL DEATH BENEFITS IN APPENDIX INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN DEATH BENEFITS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ROPP DEATH BENEFIT

- You purchase the contract (with the ROPP rider) with a payment of $20,000.

- The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
        The total purchase payments minus adjustments for partial surrenders:
        Total purchase payments minus adjusted partial surrenders, calculated as:          $20,000
        $1,500 x $20,000
        -------------------  =                                                               1,667
              $18,000
                                                                                           -------
        a death benefit of:                                                                $18,333
                                                                                           -------




EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
        Greatest of your contract anniversary contract values:                          $24,000
        plus purchase payments made since that anniversary:                                  +0
        minus adjusted partial surrenders, calculated as:
        $1,500 x $24,000
        ----------------  =                                                               1,636
             $22,000
                                                                                        -------
      for a death benefit of:                                                           $22,364
                                                                                        -------





--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 89

EXAMPLE -- 5-YEAR MAV DEATH BENEFIT

- You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

- On the fifth contract anniversary the contract value grows to $30,000.

- During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
THE MAXIMUM 5-YEAR ANNIVERSARY VALUE IMMEDIATELY PRECEDING THE DATE OF DEATH PLUS
ANY PAYMENTS MADE SINCE THAT ANNIVERSARY MINUS ADJUSTED PARTIAL SURRENDERS:
Greatest of your 5-year contract anniversary contract values:                           $30,000
        plus purchase payments made since that anniversary:                                  +0
        adjusted partial surrenders, calculated as:
        $1,500 x $30,000
        ----------------  =                                                               1,800
             $25,000
                                                                                        -------
        for a death benefit of:                                                         $28,200
                                                                                        -------




EXAMPLE -- EEB DEATH BENEFIT

- You purchase the contract with a payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEB.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

MAV death benefit amount (contract value):                                                    $110,000
plus the EEB which equals 40% of earnings at death (MAV death benefit amount minus
  payments not previously surrendered):                                                         +4,000
                                                                                              --------
  0.40 x ($110,000 - $100,000) =
Total death benefit of:                                                                       $114,000
                                                                                              --------



- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

MAV death benefit amount (maximum anniversary value):                                         $110,000
plus the EEB (40% of earnings at death):                                                        +4,000
                                                                                              --------
  0.40 x ($110,000 - $100,000) =
Total death benefit of:                                                                       $114,000
                                                                                              --------



- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $48,025. We calculate purchase payments not previously surrendered as $100,000 -- $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

$110,000 - ($50,000 x $110,000)     =
  -----------------------------                                                               $57,619
             $105,000
plus the EEB (40% of earnings at death):
0.40 x ($57,619 - $55,000)          =                                                          +1,048
                                                                                              -------
Total death benefit of:                                                                       $58,667
                                                                                              -------



- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.


--------------------------------------------------------------------------------
 90 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:

MAV death benefit amount (contract value):                                            $200,000
plus the EEB (40% of earnings at death) 0.40 x 2.50 x ($55,000) =                      +55,000
                                                                                      --------
Total death benefit of:                                                               $255,000
                                                                                      --------



- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

MAV death benefit amount (contract value less purchase payment credits reversed):     $250,000
plus the EEB (40% of earnings at death) 0.40 x 2.50 x ($55,000) =                      +55,000
                                                                                      --------
Total death benefit of:                                                               $305,000
                                                                                      --------



- During the eleventh contract year the contract value remains $250,500 and the "new" purchase payment is now one year old. The value of the EEB changes. The death benefit equals:

MAV death benefit amount (contract value):                                            $250,500
plus the EEB which equals 40% of earnings at death (the standard death benefit amount minus payments not previously surrendered):
0.40 x ($250,500 - $105,000) =                                                         +58,200
                                                                                      --------
Total death benefit of:                                                               $308,700
                                                                                      --------




EXAMPLE -- EEP DEATH BENEFIT

- You purchase the contract with an exchange purchase payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEP.

- During the first contract year the contract value grows to $105,000. The death benefit on equals the standard death benefit amount, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP Part II does not provide any additional benefit at this time. The death benefit equals:

MAV death benefit amount (contract value):                                            $110,000
plus the EEP Part I which equals 40% of earnings at death (the MAV death benefit amount minus purchase payments not previously surrendered):
0.40 x ($110,000 - $100,000) =                                                          +4,000
                                                                                      --------
Total death benefit of:                                                               $114,000
                                                                                      --------



- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

MAV death benefit amount (maximum anniversary value):                                 $110,000
plus the EEP Part I (40% of earnings at death):
0.40 x ($110,000 - $100,000) =                                                          +4,000
plus the EEP Part II which in the third contract year equals 10% of exchange purchase payments identified at issue and not previously surrendered:
0.10 x $100,000 =                                                                      +10,000
                                                                                      --------

Total death benefit of:                                                               $124,000
                                                                                      --------



- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 91

  Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 -- $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

  MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

$110,000 -- ($50,000 x $110,000)
            --------------------     =                                                       $57,619
                  $105,000
plus the EEP Part I (40% of earnings at death):
0.40 x ($57,619 - $55,000)           =                                                        +1,048
plus the EEP Part II which in the third contract year equals 10% of exchange purchase payments identified at issue and not previously surrendered
0.10 x $55,000                       =                                                        +5,500
                                                                                             -------
Total death benefit of:                                                                      $64,167
                                                                                             -------



- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $64,167. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit equals:

MAV death benefit amount (contract value):                                            $200,000
plus the EEP Part I (40% of earnings at death)
..40 x (2.50 x $55,000) =                                                               +55,000
plus the EEP Part II which after the fourth contract year equals 20% of exchange purchase payments identified at issue and not previously surrendered:
0.20 x $55,000 =                                                                       +11,000
                                                                                      --------
Total death benefit of:                                                               $266,000
                                                                                      --------



- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP
  Part II. The death benefit equals:

MAV death benefit amount (contract value less purchase payment credits reversed):     $250,000
plus the EEP Part I (40% of earnings at death)
..40 x (2.50 x $55,000) =                                                               +55,000
plus the EEP Part II, which after the fourth contract year equals 20% of exchange purchase payments identified at issue and not previously surrendered:
0.20 x $55,000 =                                                                       +11,000
                                                                                      --------
Total death benefit of:                                                               $316,000
                                                                                      --------



- During the eleventh contract year the contract value remains $250,500 and the "new" purchase payment is now one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit equals:

MAV death benefit amount (contract value):                                            $250,500
plus the EEP Part I which equals 40% of earnings at death (the MAV death benefit minus payments not previously surrendered):
0.40 x ($250,500 - $105,000) =                                                         +58,200
plus the EEP Part II, which after the fourth contract year equals 20% of exchange
  purchase payments identified at issue and not previously surrendered: 0.20 x         +11,000
  $55,000 =
                                                                                      --------
Total death benefit of:                                                               $319,700
                                                                                      --------





--------------------------------------------------------------------------------
 92 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX E: EXAMPLE -- OPTIONAL LIVING BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL LIVING BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL RIDERS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL RIDER IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE
"TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN OPTIONAL RIDERS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ACCUMULATION BENEFIT
The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

THE EXAMPLE ASSUMES:
- You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- You do not exercise the elective step-up option


                                                                                                                   HYPOTHETICAL
                                          PARTIAL SURRENDER     MCAV ADJUSTMENT                  ACCUMULATION        ASSUMED
END OF                                      (BEGINNING OF         FOR PARTIAL                      BENEFIT           CONTRACT
CONTRACT YEAR                                   YEAR)              SURRENDER          MCAV          AMOUNT            VALUE

1                                                   0                    0          100,000              0           112,000

2                                                   0                    0          102,400              0           128,000

3                                                   0                    0          108,000              0           135,000

4                                                   0                    0          108,000              0           125,000

5                                                   0                    0          108,000              0           110,000

6                                               2,000                1,964          106,036              0           122,000

7                                                   0                    0          112,000              0           140,000

8                                                   0                    0          112,000              0           121,000

9                                               5,000                4,628          107,372              0            98,000

10                                                  0                    0          107,372         22,372            85,000




--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 93

EXAMPLE -- SECURESOURCE FLEX RIDERS

EXAMPLE #1: LIFETIME BENEFIT NOT ESTABLISHED AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.
ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner. You are age 61. For the joint benefit, you and your spouse are age 63.

- Annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or the contract value times the ALP percentage is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate PN program investment option at issue.


                                  HYPOTHETICAL
CONTRACT                             ASSUMED                                  BASIC BENEFIT                LIFETIME BENEFIT
DURATION   PURCHASE    PARTIAL      CONTRACT                      -------------------------------------   -----------------
IN YEARS   PAYMENTS  WITHDRAWALS      VALUE        WAB      BDP      GBA        RBA       GBP      RBP      ALP       RALP

At Issue   $100,000         NA      $100,000    $100,000    0.0%  $100,000   $100,000   $6,000   $    0       NA        NA

1                 0          0        98,000     100,000    2.0%   100,000    100,000    6,000        0       NA        NA

2                 0          0       105,000     105,000    0.0%   105,000    105,000    6,300        0       NA        NA

3                 0          0       125,000     125,000    0.0%   125,000    125,000    7,500    7,500       NA        NA

3.5               0      6,000       111,000     118,590    6.4%   125,000    119,000    7,500    1,500       NA        NA

4                 0          0       104,000     118,590   12.3%   125,000    119,000    7,500    7,500    7,140(1)  7,140(1)

5                 0          0        90,000     118,590   24.1%   125,000    119,000    6,250(2) 6,250(2) 5,950(2)  5,950(2)

6                 0          0        95,000     118,590   19.9%   125,000    119,000    7,500    7,500    7,140     7,140

6.5               0      7,500        87,500      87,500(3) 0.0%   125,000    111,500    7,500        0    5,250(3)      0

7                 0          0        90,000      90,000    0.0%   125,000    111,500    7,500    7,500    5,400     5,400

7.5               0     10,000        70,000      70,000(4) 0.0%    70,000(4)  70,000(4) 4,200(4)     0    4,200(4)      0

8                 0          0        75,000      75,000    0.0%    75,000     75,000    4,500    4,500    4,500     4,500


(1) The ALP and RALP are established on the contract anniversary following the date the covered person reaches age 65 (Joint benefit: younger covered spouse reaches age 67) as the RBA times the ALP percentage.
(2) The ALP percentage and GBP percentage are 6% when the BDP is less than 20% and 5% when the BDP is greater than or equal to 20%.
(3) The $7,500 withdrawal is greater than the $7,140 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or the ALP Percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP Percentage. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.
(4) The $10,000 withdrawal is greater than both the $7,500 RBP allowed under the basic benefit and the $5,400 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to both benefits. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.


--------------------------------------------------------------------------------
 94 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #2: LIFETIME BENEFIT ESTABLISHED AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.
ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner. You (and your spouse for the joint benefit) are age
  67.

- Annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or the contract value times the ALP percentage is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate PN program investment option at issue. On the 7th contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target PN program investment option under the contract is the Moderate PN program investment option.


                                  HYPOTHETICAL
CONTRACT                             ASSUMED                                  BASIC BENEFIT                LIFETIME BENEFIT
DURATION   PURCHASE    PARTIAL      CONTRACT                      -------------------------------------   -----------------
IN YEARS   PAYMENTS  WITHDRAWALS      VALUE        WAB      BDP      GBA        RBA       GBP      RBP      ALP       RALP

At Issue   $100,000         NA      $100,000    $100,000    0.0%  $100,000   $100,000   $6,000   $    0    $6,000    $    0

1                 0          0       105,000     105,000    0.0%   105,000    105,000    6,300        0     6,300         0

2                 0          0       110,000     110,000    0.0%   110,000    110,000    6,600        0     6,600         0

3                 0          0       105,000     110,000    4.5%   110,000    110,000    6,600    6,600(1)  6,600     6,600(1)

3.5               0      6,000        99,000     103,714    4.5%   110,000    104,000    6,600      600     6.600       600

4                 0          0        95,000     103,714    8.4%   110,000    104,000    6,600    6,600     6,600     6,600

5                 0          0        75,000     103,714   27.7%    90,000    104,000    5,500(2) 5,500(2)  5,500(2)  5,500(2)

5.5               0     10,000        70,000      70,000(3) 0.0%    70,000     70,000    3,500(3) 3,500(3)  3,500(3)  3,500(3)

6                 0          0        75,000      75,000    0.0%    75,000     75,000    4,500    4,500     4,500     4,500

7                 0          0        70,000      70,000(4) 0.0%    70,000(4)  70,000(4) 4,200(4) 4,200(4)  4,200(4)  4,200(4)


(1) At the end of the 3-Year waiting period, the RBP and RALP are set equal to the GBP and ALP, respectively.
(2) The ALP percentage and GBP percentage are 6% when the BDP is less than 20% and 5% when the BDP is greater than or equal to 20%.
(3) The $10,000 withdrawal is greater than both the $5,500 RBP and RALP allowed under the basic benefit and lifetime benefit, therefore excess withdrawal processing is applied to both benefits. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is greater than or equal to 20%, so the ALP percentage and GBP percentage are set at 5% for the remainder of the contract year.
(4) Allocation to the Moderately Aggressive PN program investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option. The WAB is reset to the ALP after the reset divided by the current ALP percentage.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 95

EXAMPLE -- SECURESOURCE RIDERS

EXAMPLE #1: SINGLE LIFE BENEFIT: COVERED PERSON HAS NOT REACHED AGE 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.
ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 60.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate PN program investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive investment option. The target PN program investment option under the contract is the Moderate investment option.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         5,000           92,000        100,000       95,000      7,000      2,000         N/A         N/A

1                   0             0           90,000         90,000(1)    90,000(1)   6,300      6,300         N/A         N/A

2                   0             0           81,000         90,000       90,000      6,300      6,300         N/A         N/A

5                   0             0           75,000         90,000       90,000      6,300      6,300       5,400(2)    5,400(2)

5.5                 0         5,400           70,000         90,000       84,600      6,300        900       5,400           0

6                   0             0           69,000         90,000       84,600      6,300      6,300       5,400       5,400

6.5                 0         6,300           62,000         90,000       78,300      6,300          0       3,720(3)        0

7                   0             0           64,000         90,000       78,300      6,300      6,300       3,840       3,840

7.5                 0        10,000           51,000         51,000(4)    51,000(4)   3,570          0       3,060(4)        0

8                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or PN program investment option changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate investment option if you are invested more aggressively than the Moderate investment option.
(2) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65 as 6% of the RBA.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
 96 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #2: SINGLE LIFE BENEFIT: COVERED PERSON HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.
ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 65.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 65 and is the new covered person.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)

3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500

6.5                 0             0          110,000        125,000      125,000      8,750      8,750       6,600(5)    6,600(5)

7                   0             0          105,000        125,000      125,000      8,750      8,750       6,600       6,600


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5) At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 97

EXAMPLE #3: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS NOT REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.
ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 59 and your spouse is age 60.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate PN program investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive investment option. The target investment option under the contract is the Moderate investment option.

- Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         5,000           92,000        100,000       95,000      7,000      2,000         N/A         N/A

1                   0             0           90,000         90,000(1)    90,000(1)   6,300      6,300         N/A         N/A

2                   0             0           81,000         90,000       90,000      6,300      6,300         N/A         N/A

6                   0             0           75,000         90,000       90,000      6,300      6,300       5,400(2)    5,400(2)

6.5                 0         5,400           70,000         90,000       84,600      6,300        900       5,400           0

7                   0             0           69,000         90,000       84,600      6,300      6,300       5,400       5,400

7.5                 0         6,300           62,000         90,000       78,300      6,300          0       3,720(3)        0

8                   0             0           64,000         90,000       78,300      6,300      6,300       3,840       3,840

8.5                 0        10,000           51,000         51,000(4)    51,000(4)   3,570          0       3,060(4)        0

9                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300

9.5                 0             0           54,000         55,000       55,000      3,850      3,850       3,300       3,300

10                  0             0           52,000         55,000       55,000      3,850      3,850       3,300       3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the younger covered spouse reaches age 65 as 6% of the RBA.
(2) Allocation to the Moderately Aggressive investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate investment option if you are invested more aggressively than the Moderate investment option.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
 98 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #4: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.
ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 71 and your spouse is age 70.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)

3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500

6.5                 0             0          110,000        125,000      125,000      8,750      8,750       7,500       7,500

7                   0             0          105,000        125,000      125,000      8,750      8,750       7,500       7,500


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your spouse's death or the RBA is reduced to zero

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 99

APPENDIX F: ADDITIONAL RMD DISCLOSURE

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource rider or GWB for Life rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days' written notice to you.

For SecureSource Flex riders, owners subject to annual RMD rules under the
Section 401(a)(9) of the Code, withdrawing from this contract during the waiting period to satisfy these rules will set your benefits to zero. Amounts you withdraw from this contract (for SecureSource Flex riders, amounts you withdraw from this contract after the waiting period) to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:

(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year (1)

    - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the value of the RBP from the beginning of the current contract year. (1)

    - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year. These withdrawals will not be considered excess withdrawals as long as they do not exceed combined RBP and BABA values.

    - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

    - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described by the SecureSource rider or GWB for Life rider.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current contract year(1),

    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of RALP from the beginning of the current contract year(1).

    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year. These withdrawals will not be considered excess withdrawals as long as they do not exceed combined RALP and LABA values.

    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource or GWB for Life rider.

(3) If the ALP is established on a contract anniversary where your current ALERMDA is greater than the new RALP,

    - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

    - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

(1) For SecureSource Flex riders, adjusted for any subsequent changes between 5% and 6% as described under "GBP Percentage and ALP Percentage."

The ALERMDA is:

(1) determined by us each calendar year (for SecureSource Flex riders, starting with the one in which the waiting period ends);

(2) based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;

(3) based solely on the value of the contract to which the SecureSource rider is attached as of the date we make the determination;

(4) based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code (applicable only to SecureSource riders); and


--------------------------------------------------------------------------------
 100 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

(5) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder as applicable on the effective date of this prospectus, to:

      1. IRAs under Section 408(b) of the Code;

      2. Roth IRAs under Section 408A of the Code;

      3. SIMPLE IRAs under Section 408(p) of the Code;

      4. Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;

      5. Custodial and investment only plans under Section 401(a) of the Code;

      6. TSAs under Section 403(b) of the Code.

In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource rider or GWB for Life rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years.

Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource rider.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 101

APPENDIX G: GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER DISCLOSURE

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE (GWB FOR LIFE) RIDER
THE GWB FOR LIFE RIDER IS NO LONGER AVAILABLE FOR SALE.

The GWB for Life rider is an optional benefit that you may select for an additional annual charge if:

- the rider is available in your state; and

- you are age 80 or younger on the contract issue date; or, if an owner is a nonnatural person, then the annuitant is age 80 or younger on the contract issue date.

The GWB for Life rider is not available under an inherited qualified annuity.

You must have elected the GWB for Life rider when you purchased your contract. The rider effective date will be the contract issue date. It is available for nonqualified annuities and qualified annuities except under 401(a) plans.

The GWB for Life rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments plus any purchase payment credits. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.

Your contract provides for annuity payouts to begin on the settlement date (see "Buying Your Contract -- Settlement Date"). Before the settlement date, you have the right to surrender some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the surrender (see "Surrenders"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain surrender amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such surrenders can be made before the annuity payouts begin.

The GWB for Life rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the GWB for Life rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments plus any purchase payment credits. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)," "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit)is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)," "Remaining Annual Lifetime Payment (RALP)," "Covered Person," and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 65 or the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).

Provided the annuity payouts have not begun, the GWB for Life rider guarantees that you may take the following partial withdrawal amounts each contract year:

- After the waiting period and before the establishment of the ALP, the rider guarantees that each contract year you can cumulatively withdraw an amount equal to the GBP;

- During the waiting period and before the establishment of the ALP, the rider guarantees that each contract year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the waiting period and after the establishment of the ALP, the rider guarantees that each contract year you have the option to cumulatively withdraw an amount equal to the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;


--------------------------------------------------------------------------------
 102 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- During the waiting period and after the establishment of the ALP, the rider guarantees that each contract year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing", "RBA Excess Withdrawal Processing", and "ALP Excess Withdrawal Processing" headings below).

Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore, a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, basic benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts (GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits. (see "Benefits in Case of Death" and "Optional Benefits"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Surrenders").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your PN program investment option, the rider charge may increase (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether the GWB for Life rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) Once the contract value is less than $600*, payments are made for as long as the oldest owner or, if an owner is a nonnatural person, the oldest annuitant, is living (see "If Contract Value Reduces to Less than $600" heading below). However, if the contract value is $600 or greater, the lifetime withdrawal benefit terminates when a death benefit becomes payable (see "At Death" heading below). Therefore, if there are multiple contract owners, the rider may terminate or the lifetime benefit may be reduced. When one of the contract owners dies the benefit terminates even though other contract owners are still living (except, if the contract is continued under the spousal continuation provision of the contract).

* Under our current administrative practice, we allow the minimum contract value to be $0. Therefore, these limitations will only apply when the contract value is reduced to zero.

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the GWB for Life rider will terminate.

- USE OF THE PORTFOLIO NAVIGATOR PROGRAM IS REQUIRED: You must be invested in one of the investment options of the PN program. This requirement limits your choice of investments. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the investment option you have chosen. This means you will not be able to allocate

--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 103
  contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program".) Subject to state restrictions, we reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current limitation, see "Buying Your Contract -- Purchase Payments".

- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the GWB for Life rider, you may not elect the Accumulation Benefit rider.

- NON-CANCELABLE: Once elected, the GWB for Life rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

- You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract. (See "Taxes -- Nonqualified Annuities".) Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions.") If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

- See Appendix F for additional information.

- TAX CONSIDERATIONS FOR TSAS: If your contract is a TSA, your right to take a surrender is restricted (see "TSA -- Special Provisions").

KEY TERMS AND PROVISIONS OF THE GWB FOR LIFE RIDER ARE DESCRIBED BELOW:

WITHDRAWAL: For the purposes of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a surrender of the contract. The partial withdrawal amount is a gross amount and will include any surrender charge and any market value adjustment.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

The GBA is determined at the following times, calculated as described:

- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment plus any purchase payment credit.

- At step up -- (see "Annual Step Up," and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.


--------------------------------------------------------------------------------
 104 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- When you make a partial withdrawal during the waiting period and after a step-up -- Any prior annual step-ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the excess withdrawal; or (b) the contract value immediately following the withdrawal.

If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus
(a) times (b), where:

  (a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

  (b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount of GBA that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

The RBA is determined at the following times, calculated as described:

- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment plus any purchase payment credit).

- At step up -- (see "Annual Step Up," and "Spousal Continuation Step Up" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase

--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 105
payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

The GBP is determined at the following times, calculated as described:

- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to that purchase payment amount plus any purchase payment credit, multiplied by 7%.

- At step up -- (see "Annual Step Up," and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to the sum of that purchase payment and any purchase payment credit, multiplied by 7%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, these calculations are done AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

The RBP is determined at the following times, calculated as described:

- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- See "Spousal Option to Continue the Contract" heading below.

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for the future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The covered person is the oldest contract owner unless otherwise specified on your contract data page. If an owner is a nonnatural person (i.e. trust or corporation), the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.


--------------------------------------------------------------------------------
 106 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

The ALP is determined at the following times:

- The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65 -- the ALP is established as 6% of the total RBA.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by the amount of the purchase payment plus any purchase payment credit, multiplied by 6%.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments plus any purchase payment credits, multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

- The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65, and:

  (a) During the waiting period and Prior to any withdrawals -- the RALP is established equal to the sum of purchase payments and purchase payment credits, multiplied by 6%.

  (b) At any other time -- the RALP is established equal to the ALP.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments plus any purchase payment credits, multiplied by 6%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make additional purchase payments -- each additional purchase payment increases the RALP by the sum of the purchase payment and any purchase payment credit, multiplied by 6%.

- When you make any partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the

--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 107
  contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from this contract and the RMD calculated separately for this contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is the life expectancy RMD for this contract alone; and

- The RMD amount is based on the requirements of the Code section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the effective date of this rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above.

See Appendix F for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA, or if established, the ALP, would increase on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the annual step up will not be available until the end of the waiting period.

- If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your financial advisor. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.


--------------------------------------------------------------------------------
 108 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

  (b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the GWB for Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA, and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the anniversary contract value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse's financial advisor must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue the administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date the spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step up if we receive the request by the close of business on that day, otherwise the next valuation date.

IF CONTRACT VALUE REDUCES TO LESS THAN $600*: If the contract value reduces to less than $600 and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to less than $600 for any reason other than full or partial surrender of more than the RBP. In this scenario, you can choose to:

  (a) receive the remaining schedule of GBPs until the RBA equals zero; or

  (b) wait until the rider anniversary on/following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 109

2) The ALP has been established and the contract value reduces to less than $600 as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

  (a) the remaining schedule of GBPs until the RBA equals zero; or

  (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the Covered Person.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually.

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The GWB for Life rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than the RBP and RALP. This is full surrender of the contract.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

* Under the current administrative practice, we allow the minimum contract value to be $0. Therefore, these scenarios will only apply when the contract value is reduced to zero.

AT DEATH: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Remaining Benefit Amount Payout Option" heading below).

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the

--------------------------------------------------------------------------------
 110 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

  RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

REMAINING BENEFIT AMOUNT PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the GWB for Life rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The GWB for Life rider cannot be terminated either by you or us except as follows:

1. Annuity payouts under an annuity payout plan will terminate the rider.

2. Termination of the contract for any reason will terminate the rider.

EXAMPLE -- GWB FOR LIFE RIDER

EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the RAVA 4 Select contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 60.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 111

                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         7,000           92,000        100,000       93,000      7,000          0         N/A         N/A

1                   0             0           91,000        100,000       93,000      7,000      7,000         N/A         N/A

1.5                 0         7,000           83,000        100,000       86,000      7,000          0         N/A         N/A

2                   0             0           81,000        100,000       86,000      7,000      7,000         N/A         N/A

5                   0             0           75,000        100,000       86,000      7,000      7,000       5,160(1)    5,160(1)

5.5                 0         5,160           70,000        100,000       80,840      7,000      1,840       5,160           0

6                   0             0           69,000        100,000       80,840      7,000      7,000       5,160       5,160

6.5                 0         7,000           62,000        100,000       73,840      7,000          0       3,720(2)        0

7                   0             0           70,000        100,000       73,840      7,000      7,000       4,200       4,200

7.5                 0        10,000           51,000         51,000(3)    51,000(3)   3,570          0       3,060(3)        0

8                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65.
(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

EXAMPLE #2: COVERED PERSON HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the RAVA 4 Select contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 65.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)

3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.


--------------------------------------------------------------------------------
 112 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 113

APPENDIX H: SECURESOURCE RIDERS DISCLOSURE

SECURESOURCE RIDERS
THE SECURESOURCE RIDERS ARE NOT AVAILABLE FOR RAVA4 ACCESS.

There are two optional SecureSource riders available under your contract:

- SecureSource - Single Life; or

- SecureSource - Joint Life.

The information in this section applies to both SecureSource riders, unless otherwise noted.

The SecureSource - Single Life rider covers one person. The SecureSource - Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource - Single Life rider or the SecureSource - Joint Life rider, not both, and you may not switch riders later.

The SecureSource rider is an optional benefit that you may select for an additional annual charge if:

- SINGLE LIFE: you are 80 or younger on the contract issue date, or , if an owner is a nonnatural person, then the annuitant is age 80 or younger on the contract issue date; or

- JOINT LIFE: you and your spouse are 80 or younger on the contract issue date.

The SecureSource rider is not available under an inherited qualified annuity.

You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource rider guarantees (unless the rider is terminated. See "Rider Termination" heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:

- SINGLE LIFE: you have recovered at minimum all of your purchase payments plus any purchase payment credit or, if later, until death (see "At Death" heading below) -- even if the contract value is zero.

- JOINT LIFE: you have recovered at minimum all of your purchase payments plus any purchase payment credit or, if later, until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below) -- even if the contract value is zero.

Your contract provides for annuity payouts to begin on the settlement date (see "Buying Your Contract -- Settlement Date"). Before the settlement date, you have the right to surrender some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the surrender (see "Making the Most of Your Contract -- Surrenders"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain surrender amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such surrenders can be made before the annuity payouts begin.

For the purposes of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the SecureSource rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year until the lifetime withdrawal benefit becomes effective and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments plus any purchase payment credits (unless the rider is terminated. See "Rider Termination" heading below). Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment
(GBP)", "Remaining Benefit Payment (RBP)", "Guaranteed Benefit Amount (GBA)" and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:

- SINGLE LIFE: death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below);

- JOINT LIFE: death of the last surviving covered spouse (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below).


--------------------------------------------------------------------------------
 114 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Single Life only:
Covered Person", "Joint Life only: Covered Spouses" and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:

- SINGLE LIFE: covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);

- JOINT LIFE: younger covered spouse reaches age 65, or the rider effective date if the younger covered spouse is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payment (ALP)" headings below).

Provided annuity payouts have not begun, the SecureSource rider guarantees that you may take the following withdrawal amounts each contract year:

- Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the allowed annual withdrawal amount under the rider:

- SINGLE LIFE: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;

- JOINT LIFE: the guaranteed amounts available for withdrawal will not decrease.

If you withdraw more than the allowed annual withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts (GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Surrenders").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator investment option, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether a SecureSource rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the oldest owner or, if an owner is a nonnatural person, the oldest annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates when a death benefit becomes payable (see "At Death" heading below). Therefore, if there are multiple contract owners, the rider may terminate or the lifetime

--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 115
      withdrawal benefit may be reduced when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract).

      JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on

      (i) SINGLE LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change; or

      (ii) JOINT LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below).

  Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.

- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must be invested in one of the available PN program investment options of the PN program. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see "Market Timing").

  You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your model portfolio (if applicable) or investment option to any available investment option.

  Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current investment option is more aggressive than the target investment option. If you are in the static model portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed model changes per contract year and will not cause your rider fee to increase. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the current target investment option after 30 days written notice.

After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, your rider benefit will be reset as follows:

(a) the total GBA will be reset to the lesser of its current value or the contract value; and

(b) the total RBA will be reset to the lesser of its current value or the contract value; and

(c) the ALP, if established, will be reset to the lesser of its current value or 6% of the contract value; and

(d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

(e) the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not less than zero; and

(f) the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not less than zero.


--------------------------------------------------------------------------------
 116 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

You may request to change your investment option by written request on an authorized form or by another method agreed to by us.

- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER YOUR CONTRACT: You may elect only the SecureSource - Single Life rider or the SecureSource - Joint Life rider. If you elect the SecureSource rider, you may not elect the Accumulation Benefit rider.

- NON-CANCELABLE: Once elected, the SecureSource rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource - Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource - Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).

- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal continuation provision of the contract upon the owner's death, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

If you select the SecureSource - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current limitations, see "Buying Your Contract -- Purchase Payments."

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to surrender from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, a SecureSource rider may be of limited value to you.

KEY TERMS AND PROVISIONS OF THE SECURESOURCE RIDER ARE DESCRIBED BELOW:
WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 117

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative withdrawals guaranteed by the rider under the basic benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment, plus any purchase payment credit.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment, plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

  (a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

  (b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment, plus any purchase payment credit).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment, plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.


--------------------------------------------------------------------------------
 118 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

  1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

  2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to the purchase payment amount, plus any purchase payment credit multiplied by 7%.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. Each payment's GBP will be reset to 7% of the sum of purchase payment and any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 119

- When you make any withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner. If the owner is a nonnatural person, e.g., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.

JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application and as shown in the contract for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a revocable trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):
- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.

- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:

- SINGLE LIFE: death; or

- JOINT LIFE: death of the last surviving covered spouse; or

- the RBA is reduced to zero.

The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:
- SINGLE LIFE: The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65 -- the ALP is established as 6% of the total RBA.

- JOINT LIFE: The ALP is established as 6% of the total RBA on the earliest of the following dates:

  (a) the rider effective date if the younger covered spouse has already reached age 65.

  (b) the rider anniversary on/following the date the younger covered spouse reaches age 65.

  (c) upon the first death of a covered spouse, then

      (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 65; or

      (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 65; or

      (3) the rider anniversary on/following the date the surviving covered spouse reaches age 65.

  (d) Following dissolution of marriage of the covered spouses,

      (1) the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 65; or

      (2) the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 65.


--------------------------------------------------------------------------------
 120 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the sum of the purchase payment plus any purchase payment credits.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- SINGLE LIFE: At spousal continuation or contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments plus any purchase payment credit, multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

- THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

- The RALP is established at the same time as the ALP, and:

  (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to the purchase payments, plus purchase payment credit, multiplied by 6%.

  (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments plus any purchase payment credit, multiplied by 6%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the sum of the purchase payment amount plus any purchase payment credit.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make any withdrawal -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and the RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations there under that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix F for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 121

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.

The annual step up may be available as described below, subject to the following rules:

- The annual step up is effective on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or 6% of the contract value is greater than the ALP, if established, on the step-up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your financial advisor. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH:
SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource - Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; if the covered person changes due to a spousal continuation the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches

--------------------------------------------------------------------------------
 122 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS
  age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource - Joint Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RULES FOR SURRENDER PROVISION OF YOUR CONTRACT: Minimum contract values following surrender no longer apply to your contract. For surrenders, the surrender will be made from the variable subaccounts, and the Regular Fixed Account (if applicable) in the same proportion as your interest in each bears to the contract value less amounts in any Special DCA fixed account. You cannot specify from which accounts the surrender is to be made.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

    (a) receive the remaining schedule of GBPs until the RBA equals zero; or

    (b) SINGLE LIFE: wait until the rider anniversary on/following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

    (c) JOINT LIFE: wait until the rider anniversary on/following the date the younger covered spouse reaches age 65, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

    (a) the remaining schedule of GBPs until the RBA equals zero; or

    (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

    (c) JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 123

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

- SINGLE LIFE: covered person;

- JOINT LIFE: last surviving covered spouse.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The SecureSource rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full surrender of the contract value.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH:
SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or
3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA equals zero, the benefit terminates. No further payments will be made.


--------------------------------------------------------------------------------
 124 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

CONTRACT OWNERSHIP CHANGE:
SINGLE LIFE: If the contract changes ownership (see "Changing Ownership"), the GBA, RBA, GBP, RBP values will remain unchanged and the ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments plus any purchase payment credits multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.

REMAINING BENEFIT AMOUNT (RBA) PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource riders.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 125

RIDER TERMINATION
The SecureSource rider cannot be terminated either by you or us except as follows:

1. SINGLE LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than your spouse continues the contract, or

   (b) your spouse does not use the spousal continuation provision of the contract to continue the contract.

2. JOINT LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than a covered spouse continues the contract, or

   (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

3. Annuity payouts under an annuity payout plan will terminate the rider.

4. Termination of the contract for any reason will terminate the rider.


--------------------------------------------------------------------------------
 126 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX I: CONDENSED FINANCIAL INFORMATION (UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2011.



VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.28      $1.09    $0.71    $1.37    $1.15    $1.00
Accumulation unit
  value at end of
  period                                      $0.97      $1.28    $1.09    $0.71    $1.37    $1.15
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,365      2,971    3,313    1,964    1,519    6,467
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.96      $0.86    $0.72    $1.22    $1.17    $1.00
Accumulation unit
  value at end of
  period                                      $1.01      $0.96    $0.86    $0.72    $1.22    $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    5,814      5,889    6,136    5,992    7,074    1,936
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.83      $0.80    $0.60    $1.30    $1.24    $1.00
Accumulation unit
  value at end of
  period                                      $0.66      $0.83    $0.80    $0.60    $1.30    $1.24
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   25,453     30,081  130,094  295,091  140,364   33,087
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.09      $1.00    $0.74    $1.23    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $1.05      $1.09    $1.00    $0.74    $1.23    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,920      1,769    1,603    1,325    1,295      346
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.27      $1.08    $0.84    $1.12    $1.16    $1.00
Accumulation unit
  value at end of
  period                                      $1.25      $1.27    $1.08    $0.84    $1.12    $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    6,599      6,746   71,544   74,527   79,523      987
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.10      $0.96    $0.72    $1.25    $1.04    $1.00
Accumulation unit
  value at end of
  period                                      $1.10      $1.10    $0.96    $0.72    $1.25    $1.04
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,488      3,552    3,365    3,395    2,725   36,949
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.05      $0.94    $0.79    $1.09    $1.16    $1.00
Accumulation unit
  value at end of
  period                                      $1.05      $1.05    $0.94    $0.79    $1.09    $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   14,358     12,846   12,296   10,333   11,609    3,143
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.09      $0.97    $0.79    $1.14    $1.13    $1.00
Accumulation unit
  value at end of
  period                                      $1.10      $1.09    $0.97    $0.79    $1.14    $1.13
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    7,342      8,118    9,918    2,682    3,274      829
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.06      $1.07    $1.07    $1.06    $1.02    $1.00
Accumulation unit
  value at end of
  period                                      $1.05      $1.06    $1.07    $1.07    $1.06    $1.02
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   32,019     38,057   56,313   97,399   60,832   34,337
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.24      $1.16    $1.02    $1.10    $1.05    $1.00
Accumulation unit
  value at end of
  period                                      $1.31      $1.24    $1.16    $1.02    $1.10    $1.05
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   58,892     63,231  972,289  788,507  586,913  145,290
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.04      $0.90    $0.71    $1.21    $1.13    $1.00
Accumulation unit
  value at end of
  period                                      $0.98      $1.04    $0.90    $0.71    $1.21    $1.13
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   58,110     66,039  784,644  581,359  300,203   93,936
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.97      $0.83    $0.68    $1.18    $1.15    $1.00
Accumulation unit
  value at end of
  period                                      $1.01      $0.97    $0.83    $0.68    $1.18    $1.15
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,867      1,258    1,264    1,237    1,353      461
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.73      $1.46    $0.84    $1.84    $1.34    $1.00
Accumulation unit
  value at end of
  period                                      $1.36      $1.73    $1.46    $0.84    $1.84    $1.34
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   17,567     19,363   96,670  170,447   72,075   18,150
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 127

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.30      $1.23    $1.11    $1.12    $1.05    $1.00
Accumulation unit
  value at end of
  period                                      $1.35      $1.30    $1.23    $1.11    $1.12    $1.05
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   19,772     21,158  313,653  259,518  199,962   41,689
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.20      $1.16    $1.10    $1.11    $1.03    $1.00
Accumulation unit
  value at end of
  period                                      $1.31      $1.20    $1.16    $1.10    $1.11    $1.03
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   18,865     19,071  489,118  159,105  125,450   53,228
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.29      $1.16    $0.82    $1.09    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.36      $1.29    $1.16    $0.82    $1.09    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   10,620     10,905   10,915    8,519    8,110    2,469
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.39      $1.23    $0.81    $1.09    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.46      $1.39    $1.23    $0.81    $1.09    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   16,330     17,925   18,658   13,874   16,917    6,215
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.39      $1.24    $0.88    $1.09    $1.07    $1.00
Accumulation unit
  value at end of
  period                                      $1.46      $1.39    $1.24    $0.88    $1.09    $1.07
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   14,836     15,925  425,767  209,056  151,929   49,975
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.11      $0.98    $0.78    $1.32    $1.18    $1.00
Accumulation unit
  value at end of
  period                                      $0.96      $1.11    $0.98    $0.78    $1.32    $1.18
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,977      4,182    4,460    3,440    3,482    1,285
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.01      $0.87    $0.64    $1.16    $1.14    $1.00
Accumulation unit
  value at end of
  period                                      $0.97      $1.01    $0.87    $0.64    $1.16    $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,901      4,320    4,123    3,524    4,502    1,470
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.16      $0.96    $0.77    $1.28    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $1.12      $1.16    $0.96    $0.77    $1.28    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   26,127     29,159  626,487  391,002  205,091   48,403
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.13      $1.00    $0.73    $1.43    $1.20    $1.00
Accumulation unit
  value at end of
  period                                      $0.94      $1.13    $1.00    $0.73    $1.43    $1.20
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    8,041      9,469   10,385   10,806    7,134   23,001
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.32      $1.05    $0.65    $1.19    $1.05    $1.00
Accumulation unit
  value at end of
  period                                      $1.11      $1.32    $1.05    $0.65    $1.19    $1.05
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,411      3,871    3,392    1,407    1,461      338
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.11      $0.91    $0.65    $1.20    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $1.00      $1.11    $0.91    $0.65    $1.20    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   14,876     17,892   66,735   94,511   58,370   50,393
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.06      $0.93    $0.74    $1.19    $1.14    $1.00
Accumulation unit
  value at end of
  period                                      $1.06      $1.06    $0.93    $0.74    $1.19    $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    6,657      6,003    5,694    4,520    3,380    1,079
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.03      $0.86    $0.69    $1.15    $1.16    $1.00
Accumulation unit
  value at end of
  period                                      $1.00      $1.03    $0.86    $0.69    $1.15    $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,007      1,680      915      794      881      285
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.11      $0.88    $0.63    $1.04    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $1.00      $1.11    $0.88    $0.63    $1.04    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,236      1,954    1,459    1,213    1,104      397
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.11      $1.09    $1.04    $1.08    $1.03    $1.00
Accumulation unit
  value at end of
  period                                      $1.12      $1.11    $1.09    $1.04    $1.08    $1.03
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   18,934     22,090   19,314   18,319    9,945    2,091
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 128 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.07      $0.92    $0.78    $1.18    $1.02    $1.00
Accumulation unit
  value at end of
  period                                      $0.92      $1.07    $0.92    $0.78    $1.18    $1.02
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   10,196      8,793    8,768    6,606    4,051   23,928
--------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.06      $0.97    $0.78    $1.37    $1.18    $1.00
Accumulation unit
  value at end of
  period                                      $0.89      $1.06    $0.97    $0.78    $1.37    $1.18
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,417      2,788    3,106    3,075    2,094      733
--------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.16      $1.07    $0.75    $1.03    $1.03    $1.00
Accumulation unit
  value at end of
  period                                      $1.18      $1.16    $1.07    $0.75    $1.03    $1.03
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   23,748     23,794  261,015  165,981  112,633   46,638
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.13      $0.97    $0.73    $1.28    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $1.09      $1.13    $0.97    $0.73    $1.28    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   50,040     52,513  180,001  379,751  246,455   94,738
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.32      $1.04    $0.75    $1.25    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $1.17      $1.32    $1.04    $0.75    $1.25    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   41,822     44,384  199,837  248,092  127,339   36,125
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.05      $0.94    $0.75    $1.35    $1.16    $1.00
Accumulation unit
  value at end of
  period                                      $0.86      $1.05    $0.94    $0.75    $1.35    $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    8,862      9,733   10,921   10,113    8,721    2,653
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.77      $0.64    $0.55    $0.95    $1.22    $1.00
Accumulation unit
  value at end of
  period                                      $0.72      $0.77    $0.64    $0.55    $0.95    $1.22
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   12,544     12,512   13,465   13,508   15,015    6,443
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.14      $0.90    $0.70    $1.06    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $1.09      $1.14    $0.90    $0.70    $1.06    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   12,614     12,529   13,709   12,625   11,602    4,228
--------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.01      $0.91    $0.73    $1.17    $1.14    $1.00
Accumulation unit
  value at end of
  period                                      $0.99      $1.01    $0.91    $0.73    $1.17    $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   16,523     16,807   17,365   17,652   20,093    5,798
--------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.92      $0.83    $0.69    $1.10    $1.13    $1.00
Accumulation unit
  value at end of
  period                                      $0.95      $0.92    $0.83    $0.69    $1.10    $1.13
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    6,322      6,259    7,238    7,321    9,453    4,040
--------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.94      $0.82    $0.69    $1.20    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $0.85      $0.94    $0.82    $0.69    $1.20    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,426      2,757    3,103    2,879    2,330    1,060
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco
Van Kampen V.I. Capital Growth Fund, Series II Shares on April 27, 2012.  In addition, Invesco Van
Kampen V.I. Capital Growth Fund, Series II Shares changed its name to Invesco Van Kampen V.I.
American Franchise Fund, Series II Shares.
--------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.05      $0.89    $0.63    $1.21    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $0.96      $1.05    $0.89    $0.63    $1.21    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,751      2,013    2,424    2,546    2,798      719
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco
Van Kampen V.I. Mid Cap Growth Fund, Series II Shares on April 27, 2012.
--------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES II SHARES (4/29/2011)
Accumulation unit
  value at beginning
  of period                                   $1.00         --       --       --       --       --
Accumulation unit
  value at end of
  period                                      $0.92         --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,425         --       --       --       --       --
--------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.11      $1.07    $0.85    $1.20    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $1.15      $1.11    $1.07    $0.85    $1.20    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,626      3,184    3,258    3,220    2,213   16,983
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 129

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.24      $1.11    $0.83    $1.40    $1.24    $1.00
Accumulation unit
  value at end of
  period                                      $1.14      $1.24    $1.11    $0.83    $1.40    $1.24
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   10,765     11,342  238,183  191,749   79,002      607
--------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.02      $0.89    $0.70    $1.10    $1.13    $1.00
Accumulation unit
  value at end of
  period                                      $0.99      $1.02    $0.89    $0.70    $1.10    $1.13
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   14,753     16,418  201,934  251,843  151,420   67,895
--------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit
  value at beginning
  of period                                   $0.97      $0.85    $0.63    $1.06    $1.00       --
Accumulation unit
  value at end of
  period                                      $0.90      $0.97    $0.85    $0.63    $1.06       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   13,258     15,295  639,872  430,107  255,815       --
--------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (4/27/2007)
Accumulation unit
  value at beginning
  of period                                   $1.05      $0.85    $0.60    $1.02    $1.00       --
Accumulation unit
  value at end of
  period                                      $1.06      $1.05    $0.85    $0.60    $1.02       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,205      2,132    2,226    1,683      864       --
--------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.16      $1.04    $0.76    $1.21    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $1.15      $1.16    $1.04    $0.76    $1.21    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,987      2,801    2,648    1,141      650      320
--------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.44      $1.28    $0.97    $1.57    $1.24    $1.00
Accumulation unit
  value at end of
  period                                      $1.52      $1.44    $1.28    $0.97    $1.57    $1.24
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   17,962     16,579   17,912   18,559   16,501    4,446
--------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.09      $0.90    $0.64    $1.17    $1.29    $1.00
Accumulation unit
  value at end of
  period                                      $0.98      $1.09    $0.90    $0.64    $1.17    $1.29
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    8,256      8,650   96,054  117,566   42,226   21,964
--------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.42      $1.08    $0.69    $1.31    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.31      $1.42    $1.08    $0.69    $1.31    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    6,756      6,158    5,604    4,975    4,591   17,766
--------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.03      $0.85    $0.64    $1.20    $1.17    $1.00
Accumulation unit
  value at end of
  period                                      $0.90      $1.03    $0.85    $0.64    $1.20    $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,961      4,163  137,644  119,726   86,117   26,194
--------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.15      $0.95    $0.73    $1.21    $1.14    $1.00
Accumulation unit
  value at end of
  period                                      $1.11      $1.15    $0.95    $0.73    $1.21    $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,392      1,455    1,127      833      629      164
--------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.15      $1.00    $0.73    $1.23    $1.17    $1.00
Accumulation unit
  value at end of
  period                                      $1.04      $1.15    $1.00    $0.73    $1.23    $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    8,569      8,021    7,911    7,145    6,835    2,542
--------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.33      $1.17    $1.00    $1.17    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.33      $1.33    $1.17    $1.00    $1.17    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   60,624     65,085  577,448  420,661  316,103   64,310
--------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.10      $0.90    $0.66    $1.08    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $1.06      $1.10    $0.90    $0.66    $1.08    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    6,884      7,403    8,026    7,814    7,765    3,088
--------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit
  value at beginning
  of period                                   $0.97      $0.85    $0.65    $1.12    $1.07    $1.00
Accumulation unit
  value at end of
  period                                      $0.92      $0.97    $0.85    $0.65    $1.12    $1.07
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,883      2,050    2,171    1,604    1,833      138
--------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.29      $1.15    $0.96    $1.15    $1.07    $1.00
Accumulation unit
  value at end of
  period                                      $1.30      $1.29    $1.15    $0.96    $1.15    $1.07
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   20,990     18,465  351,435  346,275  235,995   82,883
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 130 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.12      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.12       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                  249,264     79,955       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.12      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.12       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                  673,876    709,794       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.05      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.07      $1.05       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                  124,664     37,862       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.05      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.07      $1.05       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                  517,244    407,564       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.01      $0.91    $0.70    $1.15    $1.12    $1.00
Accumulation unit
  value at end of
  period                                      $0.97      $1.01    $0.91    $0.70    $1.15    $1.12
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   11,367     12,854  634,379  315,690  173,483   64,829
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.19      $0.99    $0.73    $1.16    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $1.11      $1.19    $0.99    $0.73    $1.16    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,610        922      738      671      780      107
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.09      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.09      $1.09       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                1,372,850    543,150       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.09      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.09      $1.09       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                3,866,447  4,048,660       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.11      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.09      $1.11       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                1,004,346    382,806       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.11      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.09      $1.11       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                2,609,307  2,821,858       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.07      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.07       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                  310,373    130,486       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.07      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.07       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                1,071,873  1,012,023       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.20      $0.97    $0.72    $1.06    $1.12    $1.00
Accumulation unit
  value at end of
  period                                      $1.14      $1.20    $0.97    $0.72    $1.06    $1.12
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    9,513     11,214  373,857  309,935  185,435   24,338
--------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.42      $1.15    $0.77    $1.43    $1.24    $1.00
Accumulation unit
  value at end of
  period                                      $1.20      $1.42    $1.15    $0.77    $1.43    $1.24
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   24,125     26,504  187,502  120,530   56,104   23,903
--------------------------------------------------------------------------------------------------
WANGER USA (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.16      $0.95    $0.68    $1.13    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.11      $1.16    $0.95    $0.68    $1.13    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   21,342     22,943  153,936  123,418   77,217    9,756
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 131

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.02      $0.89    $0.77    $1.34    $1.17    $1.00
Accumulation unit
  value at end of
  period                                      $0.88      $1.02    $0.89    $0.77    $1.34    $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    7,768      8,294  298,706    4,123    4,214    1,467
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.26      $1.03    $0.70    $1.18    $1.12    $1.00
Accumulation unit
  value at end of
  period                                      $1.18      $1.26    $1.03    $0.70    $1.18    $1.12
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    5,638      2,066    2,178    1,767    2,129      556
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.43      $1.14    $0.75    $1.29    $1.15    $1.00
Accumulation unit
  value at end of
  period                                      $1.35      $1.43    $1.14    $0.75    $1.29    $1.15
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    7,143      8,077    7,416    5,757    5,179    1,212
--------------------------------------------------------------------------------------------------


VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.26      $1.08    $0.71    $1.37    $1.15    $1.00
Accumulation unit
  value at end of
  period                                      $0.96      $1.26    $1.08    $0.71    $1.37    $1.15
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,028      1,335    1,422      868      826    2,366
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.95      $0.85    $0.71    $1.22    $1.17    $1.00
Accumulation unit
  value at end of
  period                                      $1.00      $0.95    $0.85    $0.71    $1.22    $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,474      3,473    3,606    3,339    3,809      815
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.82      $0.80    $0.60    $1.30    $1.24    $1.00
Accumulation unit
  value at end of
  period                                      $0.66      $0.82    $0.80    $0.60    $1.30    $1.24
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   12,398     15,576   55,082  134,103   71,496   17,586
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.08      $0.99    $0.73    $1.23    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $1.03      $1.08    $0.99    $0.73    $1.23    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,157        917    1,097      905      839      170
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.26      $1.07    $0.83    $1.12    $1.16    $1.00
Accumulation unit
  value at end of
  period                                      $1.24      $1.26    $1.07    $0.83    $1.12    $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,927      4,221   25,534   34,239   39,420    1,124
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.09      $0.96    $0.72    $1.24    $1.04    $1.00
Accumulation unit
  value at end of
  period                                      $1.09      $1.09    $0.96    $0.72    $1.24    $1.04
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,484      1,807    1,872    2,187    1,670   16,170
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.05      $0.93    $0.79    $1.09    $1.16    $1.00
Accumulation unit
  value at end of
  period                                      $1.04      $1.05    $0.93    $0.79    $1.09    $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    8,675      8,359    9,000    8,788    9,147    3,228
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.08      $0.97    $0.79    $1.13    $1.13    $1.00
Accumulation unit
  value at end of
  period                                      $1.09      $1.08    $0.97    $0.79    $1.13    $1.13
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    5,063      5,955    7,468    2,260    3,045      692
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.05      $1.06    $1.07    $1.06    $1.02    $1.00
Accumulation unit
  value at end of
  period                                      $1.04      $1.05    $1.06    $1.07    $1.06    $1.02
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   22,516     27,422   40,034   78,386   66,258   30,300
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.23      $1.15    $1.01    $1.09    $1.05    $1.00
Accumulation unit
  value at end of
  period                                      $1.30      $1.23    $1.15    $1.01    $1.09    $1.05
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   41,410     46,358  442,738  396,544  332,535   82,281
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.04      $0.90    $0.71    $1.20    $1.13    $1.00
Accumulation unit
  value at end of
  period                                      $0.97      $1.04    $0.90    $0.71    $1.20    $1.13
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   27,856     32,441  313,086  252,046  139,948   47,849
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 132 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.96      $0.83    $0.67    $1.17    $1.15    $1.00
Accumulation unit
  value at end of
  period                                      $1.00      $0.96    $0.83    $0.67    $1.17    $1.15
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,582      1,062    1,185      914    1,147      275
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.72      $1.45    $0.84    $1.83    $1.34    $1.00
Accumulation unit
  value at end of
  period                                      $1.34      $1.72    $1.45    $0.84    $1.83    $1.34
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    9,013     10,790   37,952   71,157   31,794    8,077
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.28      $1.22    $1.10    $1.12    $1.05    $1.00
Accumulation unit
  value at end of
  period                                      $1.33      $1.28    $1.22    $1.10    $1.12    $1.05
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   15,817     16,568  143,161  130,420  111,551   23,263
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.19      $1.15    $1.09    $1.10    $1.03    $1.00
Accumulation unit
  value at end of
  period                                      $1.30      $1.19    $1.15    $1.09    $1.10    $1.03
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   12,795     12,681  214,008   81,236   68,621   29,756
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.28      $1.16    $0.81    $1.09    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.35      $1.28    $1.16    $0.81    $1.09    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    6,444      6,905    6,860    5,532    5,720    2,032
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.38      $1.22    $0.80    $1.09    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.44      $1.38    $1.22    $0.80    $1.09    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   11,121     12,241   12,921   10,347   11,949    4,619
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.37      $1.23    $0.87    $1.08    $1.07    $1.00
Accumulation unit
  value at end of
  period                                      $1.44      $1.37    $1.23    $0.87    $1.08    $1.07
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   10,394     11,029  180,301   95,420   75,951   28,107
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.10      $0.98    $0.77    $1.31    $1.18    $1.00
Accumulation unit
  value at end of
  period                                      $0.95      $1.10    $0.98    $0.77    $1.31    $1.18
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,968      3,475    3,620    3,288    3,183    1,483
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.00      $0.86    $0.64    $1.16    $1.14    $1.00
Accumulation unit
  value at end of
  period                                      $0.96      $1.00    $0.86    $0.64    $1.16    $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,470      3,012    2,841    2,743    3,731    1,229
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.15      $0.95    $0.76    $1.27    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $1.11      $1.15    $0.95    $0.76    $1.27    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   12,679     14,397  250,317  170,602   98,884   25,237
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.12      $0.99    $0.73    $1.42    $1.20    $1.00
Accumulation unit
  value at end of
  period                                      $0.93      $1.12    $0.99    $0.73    $1.42    $1.20
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    4,678      5,748    6,844    7,828    5,334   11,268
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.30      $1.04    $0.65    $1.18    $1.05    $1.00
Accumulation unit
  value at end of
  period                                      $1.10      $1.30    $1.04    $0.65    $1.18    $1.05
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,309      2,695    2,466      951      867      201
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.10      $0.90    $0.65    $1.19    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $0.99      $1.10    $0.90    $0.65    $1.19    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    8,067      9,643   26,538   41,871   28,850   23,159
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.05      $0.92    $0.74    $1.19    $1.14    $1.00
Accumulation unit
  value at end of
  period                                      $1.05      $1.05    $0.92    $0.74    $1.19    $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,792      3,814    3,971    3,649    2,723      808
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.02      $0.86    $0.69    $1.15    $1.16    $1.00
Accumulation unit
  value at end of
  period                                      $0.99      $1.02    $0.86    $0.69    $1.15    $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,120      1,238      753      543      624      255
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 133

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.10      $0.87    $0.63    $1.04    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $0.99      $1.10    $0.87    $0.63    $1.04    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,468      1,586    1,107      745      671      344
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.10      $1.08    $1.03    $1.07    $1.03    $1.00
Accumulation unit
  value at end of
  period                                      $1.10      $1.10    $1.08    $1.03    $1.07    $1.03
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   10,315     13,992   14,488   13,686    5,824    1,511
--------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.06      $0.91    $0.77    $1.18    $1.02    $1.00
Accumulation unit
  value at end of
  period                                      $0.91      $1.06    $0.91    $0.77    $1.18    $1.02
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    7,027      6,597    6,272    4,552    2,404   11,513
--------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.05      $0.96    $0.78    $1.37    $1.18    $1.00
Accumulation unit
  value at end of
  period                                      $0.88      $1.05    $0.96    $0.78    $1.37    $1.18
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,716      1,949    1,869    2,216    1,461      334
--------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.15      $1.06    $0.74    $1.03    $1.03    $1.00
Accumulation unit
  value at end of
  period                                      $1.16      $1.15    $1.06    $0.74    $1.03    $1.03
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   18,777     17,997  118,218   85,447   67,726   27,120
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.12      $0.97    $0.72    $1.27    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $1.08      $1.12    $0.97    $0.72    $1.27    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   29,394     31,769   80,198  170,866  120,474   48,092
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.31      $1.03    $0.74    $1.24    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $1.15      $1.31    $1.03    $0.74    $1.24    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   18,656     21,472   79,888  111,747   60,463   18,038
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.04      $0.93    $0.75    $1.34    $1.16    $1.00
Accumulation unit
  value at end of
  period                                      $0.85      $1.04    $0.93    $0.75    $1.34    $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    4,698      5,049    5,548    5,707    4,948    1,434
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.77      $0.64    $0.54    $0.95    $1.21    $1.00
Accumulation unit
  value at end of
  period                                      $0.71      $0.77    $0.64    $0.54    $0.95    $1.21
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    5,753      5,597    5,633    6,070    7,265    3,157
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.13      $0.89    $0.70    $1.05    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $1.08      $1.13    $0.89    $0.70    $1.05    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    5,057      5,828    6,619    6,684    6,312    2,407
--------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.00      $0.91    $0.73    $1.17    $1.14    $1.00
Accumulation unit
  value at end of
  period                                      $0.98      $1.00    $0.91    $0.73    $1.17    $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   10,509     11,979   12,441   13,358   15,116    4,294
--------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.92      $0.82    $0.68    $1.10    $1.13    $1.00
Accumulation unit
  value at end of
  period                                      $0.94      $0.92    $0.82    $0.68    $1.10    $1.13
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,539      3,820    3,784    3,714    4,307    1,797
--------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.93      $0.81    $0.68    $1.20    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $0.84      $0.93    $0.81    $0.68    $1.20    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,363      1,497    1,761    1,891    1,961    1,047
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco
Van Kampen V.I. Capital Growth Fund, Series II Shares on April 27, 2012.  In addition, Invesco Van
Kampen V.I. Capital Growth Fund, Series II Shares changed its name to Invesco Van Kampen V.I.
American Franchise Fund, Series II Shares.
--------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.04      $0.89    $0.63    $1.21    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $0.95      $1.04    $0.89    $0.63    $1.21    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,000      1,259    1,623    1,750    2,258      575
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco
Van Kampen V.I. Mid Cap Growth Fund, Series II Shares on April 27, 2012.
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 134 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES II SHARES (4/29/2011)
Accumulation unit
  value at beginning
  of period                                   $1.00         --       --       --       --       --
Accumulation unit
  value at end of
  period                                      $0.92         --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,711         --       --       --       --       --
--------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.10      $1.06    $0.84    $1.20    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.13      $1.10    $1.06    $0.84    $1.20    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,394      2,319    2,339    1,902    1,489    7,279
--------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.22      $1.10    $0.82    $1.40    $1.24    $1.00
Accumulation unit
  value at end of
  period                                      $1.13      $1.22    $1.10    $0.82    $1.40    $1.24
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    6,515      7,072   94,818   82,817   36,588      566
--------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.01      $0.88    $0.70    $1.10    $1.13    $1.00
Accumulation unit
  value at end of
  period                                      $0.98      $1.01    $0.88    $0.70    $1.10    $1.13
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    7,166      8,232   81,027  107,604   68,660   32,553
--------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit
  value at beginning
  of period                                   $0.96      $0.85    $0.63    $1.06    $1.00       --
Accumulation unit
  value at end of
  period                                      $0.90      $0.96    $0.85    $0.63    $1.06       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    5,118      6,484  250,167  182,177  115,892       --
--------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (4/27/2007)
Accumulation unit
  value at beginning
  of period                                   $1.04      $0.84    $0.60    $1.02    $1.00       --
Accumulation unit
  value at end of
  period                                      $1.05      $1.04    $0.84    $0.60    $1.02       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,354      1,342    1,238      929      534       --
--------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.15      $1.04    $0.75    $1.21    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $1.14      $1.15    $1.04    $0.75    $1.21    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,127      2,062    1,651      807      641      321
--------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.42      $1.27    $0.96    $1.57    $1.24    $1.00
Accumulation unit
  value at end of
  period                                      $1.50      $1.42    $1.27    $0.96    $1.57    $1.24
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   10,346      9,996   10,420   10,996   10,760    2,967
--------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.08      $0.90    $0.64    $1.16    $1.28    $1.00
Accumulation unit
  value at end of
  period                                      $0.96      $1.08    $0.90    $0.64    $1.16    $1.28
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    4,699      5,173   38,110   50,443   20,119   11,119
--------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.41      $1.07    $0.69    $1.31    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.29      $1.41    $1.07    $0.69    $1.31    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,626      3,564    3,043    2,825    2,863    8,501
--------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.02      $0.85    $0.64    $1.20    $1.17    $1.00
Accumulation unit
  value at end of
  period                                      $0.89      $1.02    $0.85    $0.64    $1.20    $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,876      2,095   52,314   49,940   38,901   12,041
--------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.14      $0.94    $0.72    $1.21    $1.14    $1.00
Accumulation unit
  value at end of
  period                                      $1.10      $1.14    $0.94    $0.72    $1.21    $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      668        663      607      615      433      124
--------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.14      $1.00    $0.72    $1.22    $1.17    $1.00
Accumulation unit
  value at end of
  period                                      $1.03      $1.14    $1.00    $0.72    $1.22    $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    4,735      4,933    5,430    5,426    5,428    2,158
--------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.32      $1.16    $0.99    $1.17    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.31      $1.32    $1.16    $0.99    $1.17    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   48,110     52,025  270,231  222,194  182,029   37,454
--------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.09      $0.89    $0.66    $1.07    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $1.05      $1.09    $0.89    $0.66    $1.07    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    4,137      4,833    5,411    5,373    5,501    2,177
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 135

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit
  value at beginning
  of period                                   $0.96      $0.85    $0.65    $1.12    $1.07    $1.00
Accumulation unit
  value at end of
  period                                      $0.91      $0.96    $0.85    $0.65    $1.12    $1.07
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,205      1,186    1,308    1,236    1,705      113
--------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.28      $1.14    $0.95    $1.14    $1.07    $1.00
Accumulation unit
  value at end of
  period                                      $1.29      $1.28    $1.14    $0.95    $1.14    $1.07
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   14,599     13,843  143,534  158,174  117,365   42,994
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.12      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.07      $1.12       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    9,262      4,608       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.12      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.12       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                  194,646    212,702       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.04      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.07      $1.04       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   19,166      9,779       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.04      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.07      $1.04       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                  278,439    245,306       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.00      $0.91    $0.70    $1.15    $1.12    $1.00
Accumulation unit
  value at end of
  period                                      $0.95      $1.00    $0.91    $0.70    $1.15    $1.12
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    4,460      5,128  244,849  135,010   80,555   31,988
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.18      $0.98    $0.72    $1.16    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $1.09      $1.18    $0.98    $0.72    $1.16    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      832        889      792      682      661       84
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.09      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.09       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   87,051     57,790       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.09      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.09      $1.09       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                1,602,861  1,685,221       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.11      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.11       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   51,157     33,804       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.11      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.09      $1.11       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                  850,053    918,448       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.07      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.07       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   38,847     21,323       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.07      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.07       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                  501,599    497,806       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.19      $0.97    $0.72    $1.06    $1.12    $1.00
Accumulation unit
  value at end of
  period                                      $1.13      $1.19    $0.97    $0.72    $1.06    $1.12
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    4,661      5,660  145,260  131,215   85,865   10,682
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 136 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.41      $1.14    $0.77    $1.43    $1.24    $1.00
Accumulation unit
  value at end of
  period                                      $1.19      $1.41    $1.14    $0.77    $1.43    $1.24
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   12,955     14,811   75,441   53,867   29,049   11,710
--------------------------------------------------------------------------------------------------
WANGER USA (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.15      $0.95    $0.67    $1.13    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.10      $1.15    $0.95    $0.67    $1.13    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   10,675     11,753   60,871   53,861   36,284    4,737
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.01      $0.88    $0.77    $1.33    $1.17    $1.00
Accumulation unit
  value at end of
  period                                      $0.87      $1.01    $0.88    $0.77    $1.33    $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,409      3,739  122,714    2,444    2,285      776
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.25      $1.02    $0.70    $1.18    $1.11    $1.00
Accumulation unit
  value at end of
  period                                      $1.17      $1.25    $1.02    $0.70    $1.18    $1.11
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    4,080      1,135    1,197    1,080      959      327
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.42      $1.13    $0.75    $1.29    $1.14    $1.00
Accumulation unit
  value at end of
  period                                      $1.34      $1.42    $1.13    $0.75    $1.29    $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    4,337      5,102    4,669    3,444    3,245      854
--------------------------------------------------------------------------------------------------


VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.26      $1.08    $0.71    $1.37    $1.15    $1.00
Accumulation unit
  value at end of
  period                                      $0.96      $1.26    $1.08    $0.71    $1.37    $1.15
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      922      1,049    1,057      587      365    1,142
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.95      $0.85    $0.71    $1.22    $1.17    $1.00
Accumulation unit
  value at end of
  period                                      $0.99      $0.95    $0.85    $0.71    $1.22    $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,717      1,850    2,039    1,592    1,556      507
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.82      $0.80    $0.60    $1.30    $1.24    $1.00
Accumulation unit
  value at end of
  period                                      $0.65      $0.82    $0.80    $0.60    $1.30    $1.24
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   10,020     11,867   40,250   87,244   38,356    8,397
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.08      $0.99    $0.73    $1.23    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $1.03      $1.08    $0.99    $0.73    $1.23    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      274        306      239      150      158      111
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.26      $1.07    $0.83    $1.12    $1.16    $1.00
Accumulation unit
  value at end of
  period                                      $1.24      $1.26    $1.07    $0.83    $1.12    $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,224      2,309   17,413   21,846   20,594      250
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.09      $0.95    $0.72    $1.24    $1.04    $1.00
Accumulation unit
  value at end of
  period                                      $1.09      $1.09    $0.95    $0.72    $1.24    $1.04
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      591        853      821      577      514    7,306
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.04      $0.93    $0.79    $1.09    $1.16    $1.00
Accumulation unit
  value at end of
  period                                      $1.04      $1.04    $0.93    $0.79    $1.09    $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    4,303      4,363    4,264    3,835    3,320    1,105
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.07      $0.97    $0.79    $1.13    $1.13    $1.00
Accumulation unit
  value at end of
  period                                      $1.09      $1.07    $0.97    $0.79    $1.13    $1.13
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,998      3,328    4,084    1,157    1,380      306
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.05      $1.06    $1.07    $1.06    $1.02    $1.00
Accumulation unit
  value at end of
  period                                      $1.03      $1.05    $1.06    $1.07    $1.06    $1.02
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   10,906     12,070   19,630   37,395   21,785    9,715
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 137

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.23      $1.14    $1.01    $1.09    $1.05    $1.00
Accumulation unit
  value at end of
  period                                      $1.29      $1.23    $1.14    $1.01    $1.09    $1.05
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   19,814     22,789  328,316  248,818  163,183   34,539
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.03      $0.89    $0.71    $1.20    $1.13    $1.00
Accumulation unit
  value at end of
  period                                      $0.97      $1.03    $0.89    $0.71    $1.20    $1.13
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   15,637     18,439  227,242  159,469   71,512   20,717
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.96      $0.82    $0.67    $1.17    $1.15    $1.00
Accumulation unit
  value at end of
  period                                      $1.00      $0.96    $0.82    $0.67    $1.17    $1.15
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      417        368      375      366      461      129
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.71      $1.45    $0.84    $1.83    $1.34    $1.00
Accumulation unit
  value at end of
  period                                      $1.34      $1.71    $1.45    $0.84    $1.83    $1.34
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    5,522      6,267   25,932   45,352   16,836    3,634
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.28      $1.21    $1.10    $1.12    $1.05    $1.00
Accumulation unit
  value at end of
  period                                      $1.33      $1.28    $1.21    $1.10    $1.12    $1.05
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    6,279      7,961  103,933   79,449   54,634    9,735
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.19      $1.15    $1.09    $1.10    $1.03    $1.00
Accumulation unit
  value at end of
  period                                      $1.29      $1.19    $1.15    $1.09    $1.10    $1.03
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    5,537      6,274  157,675   48,593   33,414   12,575
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.28      $1.15    $0.81    $1.09    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.34      $1.28    $1.15    $0.81    $1.09    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,784      3,432    2,847    2,027    1,780      588
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.38      $1.22    $0.80    $1.08    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.44      $1.38    $1.22    $0.80    $1.08    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    5,135      6,185    5,553    2,850    3,380    1,111
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.37      $1.23    $0.87    $1.08    $1.07    $1.00
Accumulation unit
  value at end of
  period                                      $1.44      $1.37    $1.23    $0.87    $1.08    $1.07
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    4,947      5,172  132,844   59,935   38,612   11,996
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.10      $0.97    $0.77    $1.31    $1.18    $1.00
Accumulation unit
  value at end of
  period                                      $0.95      $1.10    $0.97    $0.77    $1.31    $1.18
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,620      1,824    1,873    1,656    1,210      490
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.00      $0.86    $0.64    $1.16    $1.14    $1.00
Accumulation unit
  value at end of
  period                                      $0.96      $1.00    $0.86    $0.64    $1.16    $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,062      1,117    1,096    1,181    1,382      367
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.15      $0.95    $0.76    $1.27    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $1.10      $1.15    $0.95    $0.76    $1.27    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    7,920      9,404  185,351  110,062   51,553   11,519
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.11      $0.99    $0.73    $1.42    $1.20    $1.00
Accumulation unit
  value at end of
  period                                      $0.92      $1.11    $0.99    $0.73    $1.42    $1.20
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,379      4,074    4,454    4,367    2,855    5,330
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.30      $1.04    $0.64    $1.18    $1.05    $1.00
Accumulation unit
  value at end of
  period                                      $1.09      $1.30    $1.04    $0.64    $1.18    $1.05
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,540      1,299      899      309      239      160
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.09      $0.90    $0.65    $1.19    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $0.99      $1.09    $0.90    $0.65    $1.19    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,744      4,691   16,209   25,171   13,681   10,320
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 138 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.04      $0.92    $0.74    $1.19    $1.14    $1.00
Accumulation unit
  value at end of
  period                                      $1.05      $1.04    $0.92    $0.74    $1.19    $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,396      2,080    1,603    1,026    1,015      235
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.02      $0.85    $0.69    $1.14    $1.16    $1.00
Accumulation unit
  value at end of
  period                                      $0.99      $1.02    $0.85    $0.69    $1.14    $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      463        376      286      100      168       24
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.09      $0.87    $0.63    $1.04    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $0.99      $1.09    $0.87    $0.63    $1.04    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      676        617      362      263      187       54
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.10      $1.08    $1.03    $1.07    $1.03    $1.00
Accumulation unit
  value at end of
  period                                      $1.10      $1.10    $1.08    $1.03    $1.07    $1.03
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    5,279      6,531    6,712    3,556    1,592      369
--------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.05      $0.91    $0.77    $1.18    $1.02    $1.00
Accumulation unit
  value at end of
  period                                      $0.91      $1.05    $0.91    $0.77    $1.18    $1.02
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    5,100      5,474    4,737    3,330    1,797    5,526
--------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.04      $0.96    $0.78    $1.37    $1.18    $1.00
Accumulation unit
  value at end of
  period                                      $0.88      $1.04    $0.96    $0.78    $1.37    $1.18
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,401      1,476    1,405    1,322      712      187
--------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.14      $1.06    $0.74    $1.03    $1.03    $1.00
Accumulation unit
  value at end of
  period                                      $1.16      $1.14    $1.06    $0.74    $1.03    $1.03
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    9,888      9,427   85,892   52,812   32,564   11,485
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.12      $0.97    $0.72    $1.27    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $1.07      $1.12    $0.97    $0.72    $1.27    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   19,196     20,266   55,492  108,730   62,826   21,709
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.31      $1.03    $0.74    $1.24    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $1.15      $1.31    $1.03    $0.74    $1.24    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   11,982     13,369   55,298   70,935   30,848    8,140
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.04      $0.93    $0.74    $1.34    $1.16    $1.00
Accumulation unit
  value at end of
  period                                      $0.85      $1.04    $0.93    $0.74    $1.34    $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,595      1,884    1,988    1,887    1,417      577
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.76      $0.64    $0.54    $0.95    $1.21    $1.00
Accumulation unit
  value at end of
  period                                      $0.71      $0.76    $0.64    $0.54    $0.95    $1.21
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,952      3,862    3,724    3,060    2,707    1,034
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.13      $0.89    $0.70    $1.05    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $1.08      $1.13    $0.89    $0.70    $1.05    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,786      3,986    3,930    3,508    3,160      896
--------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.99      $0.90    $0.73    $1.17    $1.14    $1.00
Accumulation unit
  value at end of
  period                                      $0.97      $0.99    $0.90    $0.73    $1.17    $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    6,373      7,190    7,366    7,976    8,346    2,910
--------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.91      $0.82    $0.68    $1.10    $1.13    $1.00
Accumulation unit
  value at end of
  period                                      $0.94      $0.91    $0.82    $0.68    $1.10    $1.13
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,023      1,238    1,364    1,887    2,280    1,088
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 139

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.93      $0.81    $0.68    $1.20    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $0.84      $0.93    $0.81    $0.68    $1.20    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      520        318      504      452      376      159
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco
Van Kampen V.I. Capital Growth Fund, Series II Shares on April 27, 2012.  In addition, Invesco Van
Kampen V.I. Capital Growth Fund, Series II Shares changed its name to Invesco Van Kampen V.I.
American Franchise Fund, Series II Shares.
--------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.04      $0.88    $0.63    $1.20    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $0.95      $1.04    $0.88    $0.63    $1.20    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      948      1,017    1,177    1,144    1,126      320
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco
Van Kampen V.I. Mid Cap Growth Fund, Series II Shares on April 27, 2012.
--------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES II SHARES (4/29/2011)
Accumulation unit
  value at beginning
  of period                                   $1.00         --       --       --       --       --
Accumulation unit
  value at end of
  period                                      $0.91         --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,651         --       --       --       --       --
--------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.10      $1.06    $0.84    $1.20    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.13      $1.10    $1.06    $0.84    $1.20    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,130        988      923      830      730    3,445
--------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.22      $1.10    $0.82    $1.40    $1.24    $1.00
Accumulation unit
  value at end of
  period                                      $1.12      $1.22    $1.10    $0.82    $1.40    $1.24
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,450      3,301   69,225   53,378   18,933       98
--------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.01      $0.88    $0.69    $1.09    $1.13    $1.00
Accumulation unit
  value at end of
  period                                      $0.98      $1.01    $0.88    $0.69    $1.09    $1.13
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    4,635      4,681   59,457   70,085   36,823   14,779
--------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit
  value at beginning
  of period                                   $0.96      $0.85    $0.63    $1.06    $1.00       --
Accumulation unit
  value at end of
  period                                      $0.89      $0.96    $0.85    $0.63    $1.06       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,226      3,982  186,397  119,627   61,515       --
--------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (4/27/2007)
Accumulation unit
  value at beginning
  of period                                   $1.04      $0.84    $0.60    $1.02    $1.00       --
Accumulation unit
  value at end of
  period                                      $1.04      $1.04    $0.84    $0.60    $1.02       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      782        879      836      406      182       --
--------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.15      $1.03    $0.75    $1.21    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $1.14      $1.15    $1.03    $0.75    $1.21    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,252      1,320    1,309      556      314       77
--------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.42      $1.26    $0.96    $1.56    $1.24    $1.00
Accumulation unit
  value at end of
  period                                      $1.49      $1.42    $1.26    $0.96    $1.56    $1.24
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    5,414      4,597    4,766    4,903    4,728    1,198
--------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.08      $0.89    $0.64    $1.16    $1.28    $1.00
Accumulation unit
  value at end of
  period                                      $0.96      $1.08    $0.89    $0.64    $1.16    $1.28
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,474      3,753   28,363   32,801   11,264    5,010
--------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.40      $1.07    $0.69    $1.31    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.29      $1.40    $1.07    $0.69    $1.31    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,237      1,802    1,865    2,003    1,241    3,807
--------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.02      $0.84    $0.63    $1.20    $1.17    $1.00
Accumulation unit
  value at end of
  period                                      $0.88      $1.02    $0.84    $0.63    $1.20    $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,289      1,411   38,615   32,229   20,665    5,540
--------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.14      $0.94    $0.72    $1.21    $1.14    $1.00
Accumulation unit
  value at end of
  period                                      $1.09      $1.14    $0.94    $0.72    $1.21    $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      543        527      473      442      467      131
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 140 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.14      $0.99    $0.72    $1.22    $1.17    $1.00
Accumulation unit
  value at end of
  period                                      $1.03      $1.14    $0.99    $0.72    $1.22    $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,786      2,749    2,662    2,483    2,223      890
--------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.31      $1.16    $0.99    $1.17    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.31      $1.31    $1.16    $0.99    $1.17    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   23,258     25,717  187,936  133,107   88,028   15,783
--------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.08      $0.89    $0.66    $1.07    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $1.05      $1.08    $0.89    $0.66    $1.07    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,160      3,510    3,623    3,710    3,313    1,148
--------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit
  value at beginning
  of period                                   $0.96      $0.85    $0.65    $1.12    $1.07    $1.00
Accumulation unit
  value at end of
  period                                      $0.91      $0.96    $0.85    $0.65    $1.12    $1.07
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      478        487      614      558      739       14
--------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.28      $1.14    $0.95    $1.14    $1.07    $1.00
Accumulation unit
  value at end of
  period                                      $1.29      $1.28    $1.14    $0.95    $1.14    $1.07
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    8,355      8,208  106,125  101,673   60,132   18,644
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.12      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.07      $1.12       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   27,379      9,088       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.12      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.12       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                  142,959    168,024       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.04      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.07      $1.04       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   25,356     11,374       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.04      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.07      $1.04       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                  172,997    169,771       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.00      $0.90    $0.70    $1.15    $1.12    $1.00
Accumulation unit
  value at end of
  period                                      $0.95      $1.00    $0.90    $0.70    $1.15    $1.12
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,094      2,609  182,362   88,037   42,507   14,138
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.18      $0.98    $0.72    $1.16    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $1.09      $1.18    $0.98    $0.72    $1.16    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      322        235      179       95      225       61
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.09      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.09       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                  158,255     77,581       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.09      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.09       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                1,147,869  1,296,870       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.11      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.11       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                  110,904     43,655       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.11      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.11       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                  553,318    640,890       --       --       --       --
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 141

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.07      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.07       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   48,500     25,835       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.07      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.07       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                  376,142    404,992       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.19      $0.97    $0.71    $1.06    $1.12    $1.00
Accumulation unit
  value at end of
  period                                      $1.12      $1.19    $0.97    $0.71    $1.06    $1.12
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,309      2,880  107,087   85,156   45,243    4,783
--------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.40      $1.14    $0.77    $1.43    $1.24    $1.00
Accumulation unit
  value at end of
  period                                      $1.19      $1.40    $1.14    $0.77    $1.43    $1.24
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    6,758      7,421   52,684   32,472   14,103    5,176
--------------------------------------------------------------------------------------------------
WANGER USA (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.15      $0.94    $0.67    $1.12    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.10      $1.15    $0.94    $0.67    $1.12    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    5,910      6,752   42,795   34,099   19,102    2,525
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.01      $0.88    $0.77    $1.33    $1.17    $1.00
Accumulation unit
  value at end of
  period                                      $0.87      $1.01    $0.88    $0.77    $1.33    $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,958      2,182   91,809    1,394    1,157      403
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.24      $1.02    $0.70    $1.17    $1.11    $1.00
Accumulation unit
  value at end of
  period                                      $1.16      $1.24    $1.02    $0.70    $1.17    $1.11
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,727        711      701      883      413      120
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.41      $1.13    $0.75    $1.29    $1.14    $1.00
Accumulation unit
  value at end of
  period                                      $1.33      $1.41    $1.13    $0.75    $1.29    $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,868      2,174    1,953    1,467    1,102      248
--------------------------------------------------------------------------------------------------


VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.25      $1.07    $0.71    $1.36    $1.15    $1.00
Accumulation unit
  value at end of
  period                                      $0.95      $1.25    $1.07    $0.71    $1.36    $1.15
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                       48         56       84       38       42       66
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.94      $0.84    $0.71    $1.21    $1.17    $1.00
Accumulation unit
  value at end of
  period                                      $0.99      $0.94    $0.84    $0.71    $1.21    $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      277        181      220      213      268       73
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.81      $0.79    $0.60    $1.29    $1.24    $1.00
Accumulation unit
  value at end of
  period                                      $0.65      $0.81    $0.79    $0.60    $1.29    $1.24
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,158      1,366    2,588    5,358    3,278      875
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.07      $0.99    $0.73    $1.23    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $1.02      $1.07    $0.99    $0.73    $1.23    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                       17         20        9       12       15       12
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.25      $1.07    $0.83    $1.11    $1.16    $1.00
Accumulation unit
  value at end of
  period                                      $1.23      $1.25    $1.07    $0.83    $1.11    $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      327        359      844    1,325    1,557       76
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.09      $0.95    $0.71    $1.24    $1.04    $1.00
Accumulation unit
  value at end of
  period                                      $1.08      $1.09    $0.95    $0.71    $1.24    $1.04
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                       96         90       96       60       54      508
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 142 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.04      $0.93    $0.78    $1.09    $1.16    $1.00
Accumulation unit
  value at end of
  period                                      $1.03      $1.04    $0.93    $0.78    $1.09    $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,106        984      753      477      423      118
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.07      $0.96    $0.78    $1.13    $1.13    $1.00
Accumulation unit
  value at end of
  period                                      $1.08      $1.07    $0.96    $0.78    $1.13    $1.13
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      953        983      874      134      177       42
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.04      $1.05    $1.06    $1.05    $1.02    $1.00
Accumulation unit
  value at end of
  period                                      $1.03      $1.04    $1.05    $1.06    $1.05    $1.02
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    4,601      4,655    7,805   12,817    6,443    2,340
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.22      $1.14    $1.01    $1.09    $1.05    $1.00
Accumulation unit
  value at end of
  period                                      $1.28      $1.22    $1.14    $1.01    $1.09    $1.05
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,034      3,814   21,366   18,072   15,662    3,649
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.03      $0.89    $0.71    $1.20    $1.13    $1.00
Accumulation unit
  value at end of
  period                                      $0.96      $1.03    $0.89    $0.71    $1.20    $1.13
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,480      2,761   11,781    9,201    5,950    2,080
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.95      $0.82    $0.67    $1.17    $1.15    $1.00
Accumulation unit
  value at end of
  period                                      $0.99      $0.95    $0.82    $0.67    $1.17    $1.15
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      209        162      160      123      116       17
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.70      $1.44    $0.84    $1.83    $1.34    $1.00
Accumulation unit
  value at end of
  period                                      $1.33      $1.70    $1.44    $0.84    $1.83    $1.34
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      686        847    1,478    2,146    1,134      297
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.27      $1.21    $1.10    $1.12    $1.05    $1.00
Accumulation unit
  value at end of
  period                                      $1.32      $1.27    $1.21    $1.10    $1.12    $1.05
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,327      1,441    7,312    6,376    5,574    1,823
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.18      $1.15    $1.09    $1.10    $1.03    $1.00
Accumulation unit
  value at end of
  period                                      $1.28      $1.18    $1.15    $1.09    $1.10    $1.03
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,099      1,299    9,808    3,985    3,202    1,572
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.27      $1.15    $0.81    $1.09    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.33      $1.27    $1.15    $0.81    $1.09    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      509        520      504      321      388      166
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.37      $1.21    $0.80    $1.08    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.43      $1.37    $1.21    $0.80    $1.08    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      822        741      732      714      778      163
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.36      $1.22    $0.87    $1.08    $1.07    $1.00
Accumulation unit
  value at end of
  period                                      $1.43      $1.36    $1.22    $0.87    $1.08    $1.07
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      713        895    7,104    3,302    2,730    1,216
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.09      $0.97    $0.77    $1.31    $1.17    $1.00
Accumulation unit
  value at end of
  period                                      $0.94      $1.09    $0.97    $0.77    $1.31    $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      273        313      271      145      164       97
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.99      $0.86    $0.63    $1.15    $1.13    $1.00
Accumulation unit
  value at end of
  period                                      $0.95      $0.99    $0.86    $0.63    $1.15    $1.13
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      250        311      255      110      192       64
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.14      $0.95    $0.76    $1.27    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $1.09      $1.14    $0.95    $0.76    $1.27    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,215      1,359    8,903    5,685    3,534    1,110
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 143

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.11      $0.98    $0.72    $1.42    $1.20    $1.00
Accumulation unit
  value at end of
  period                                      $0.91      $1.11    $0.98    $0.72    $1.42    $1.20
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      469        557      523      415      517      474
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.29      $1.04    $0.64    $1.18    $1.05    $1.00
Accumulation unit
  value at end of
  period                                      $1.08      $1.29    $1.04    $0.64    $1.18    $1.05
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      118        127       95       46       47       28
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.09      $0.90    $0.64    $1.19    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $0.98      $1.09    $0.90    $0.64    $1.19    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      403        460      951    1,356    1,081      810
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.04      $0.91    $0.74    $1.18    $1.14    $1.00
Accumulation unit
  value at end of
  period                                      $1.04      $1.04    $0.91    $0.74    $1.18    $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      438        441      294      214      205       12
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.01      $0.85    $0.68    $1.14    $1.16    $1.00
Accumulation unit
  value at end of
  period                                      $0.98      $1.01    $0.85    $0.68    $1.14    $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                       81         89       53        5        4        3
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.09      $0.87    $0.63    $1.04    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $0.98      $1.09    $0.87    $0.63    $1.04    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                       59         82       83       22       46       24
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.09      $1.07    $1.03    $1.07    $1.03    $1.00
Accumulation unit
  value at end of
  period                                      $1.09      $1.09    $1.07    $1.03    $1.07    $1.03
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,823      2,648    2,470    1,011      451       45
--------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.05      $0.91    $0.77    $1.18    $1.02    $1.00
Accumulation unit
  value at end of
  period                                      $0.90      $1.05    $0.91    $0.77    $1.18    $1.02
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      583        663      769      609      510      738
--------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.04      $0.96    $0.78    $1.36    $1.18    $1.00
Accumulation unit
  value at end of
  period                                      $0.87      $1.04    $0.96    $0.78    $1.36    $1.18
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      280        311      312      230      123       66
--------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.14      $1.05    $0.74    $1.03    $1.02    $1.00
Accumulation unit
  value at end of
  period                                      $1.15      $1.14    $1.05    $0.74    $1.03    $1.02
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,005      1,589    5,344    4,095    3,491    1,613
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.11      $0.96    $0.72    $1.27    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $1.07      $1.11    $0.96    $0.72    $1.27    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,966      3,081    4,468    6,247    4,856    1,983
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.30      $1.02    $0.74    $1.24    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $1.14      $1.30    $1.02    $0.74    $1.24    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,819      2,025    3,636    4,270    2,609      824
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.03      $0.92    $0.74    $1.34    $1.16    $1.00
Accumulation unit
  value at end of
  period                                      $0.84      $1.03    $0.92    $0.74    $1.34    $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      320        390      449      372      336      120
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.75      $0.63    $0.53    $0.94    $1.20    $1.00
Accumulation unit
  value at end of
  period                                      $0.70      $0.75    $0.63    $0.53    $0.94    $1.20
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      568        694      600      374      322      108
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.13      $0.89    $0.70    $1.05    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $1.07      $1.13    $0.89    $0.70    $1.05    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      295        341      328      274      319      119
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 144 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.00      $0.91    $0.73    $1.17    $1.15    $1.00
Accumulation unit
  value at end of
  period                                      $0.97      $1.00    $0.91    $0.73    $1.17    $1.15
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      946      1,026      936      862      939      403
--------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.91      $0.81    $0.68    $1.09    $1.13    $1.00
Accumulation unit
  value at end of
  period                                      $0.93      $0.91    $0.81    $0.68    $1.09    $1.13
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      304        348      278      233      489      186
--------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.92      $0.81    $0.68    $1.20    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $0.84      $0.92    $0.81    $0.68    $1.20    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                       79        111       69       38       37       15
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco
Van Kampen V.I. Capital Growth Fund, Series II Shares on April 27, 2012.  In addition, Invesco Van
Kampen V.I. Capital Growth Fund, Series II Shares changed its name to Invesco Van Kampen V.I.
American Franchise Fund, Series II Shares.
--------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.03      $0.88    $0.63    $1.20    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $0.94      $1.03    $0.88    $0.63    $1.20    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                       70         99      108       95      140       33
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco
  Van Kampen V.I. Mid Cap Growth Fund, Series II Shares on April 27, 2012.
--------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES II SHARES (4/29/2011)
Accumulation unit
  value at beginning
  of period                                   $1.00         --       --       --       --       --
Accumulation unit
  value at end of
  period                                      $0.91         --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                       68         --       --       --       --       --
--------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.09      $1.06    $0.84    $1.19    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.12      $1.09    $1.06    $0.84    $1.19    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                       97         39       42       21       34      203
--------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.21      $1.09    $0.82    $1.39    $1.23    $1.00
Accumulation unit
  value at end of
  period                                      $1.11      $1.21    $1.09    $0.82    $1.39    $1.23
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      319        368    3,232    2,467    1,191       21
--------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.00      $0.88    $0.69    $1.09    $1.13    $1.00
Accumulation unit
  value at end of
  period                                      $0.97      $1.00    $0.88    $0.69    $1.09    $1.13
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      703        826    3,240    3,645    2,734    1,254
--------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit
  value at beginning
  of period                                   $0.95      $0.84    $0.63    $1.06    $1.00       --
Accumulation unit
  value at end of
  period                                      $0.89      $0.95    $0.84    $0.63    $1.06       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      359        477    8,361    5,624    3,686       --
--------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (4/27/2007)
Accumulation unit
  value at beginning
  of period                                   $1.04      $0.84    $0.59    $1.02    $1.00       --
Accumulation unit
  value at end of
  period                                      $1.04      $1.04    $0.84    $0.59    $1.02       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                       47         46       51       16        5       --
--------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.14      $1.03    $0.75    $1.20    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $1.13      $1.14    $1.03    $0.75    $1.20    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      320        308      341      166      147       60
--------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.41      $1.26    $0.96    $1.56    $1.24    $1.00
Accumulation unit
  value at end of
  period                                      $1.48      $1.41    $1.26    $0.96    $1.56    $1.24
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      531        519      499      436      440      101
--------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.39      $1.07    $0.69    $1.31    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.28      $1.39    $1.07    $0.69    $1.31    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      205        188      206      163      210      295
--------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.01      $0.84    $0.63    $1.19    $1.17    $1.00
Accumulation unit
  value at end of
  period                                      $0.88      $1.01    $0.84    $0.63    $1.19    $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                       91        109    1,622    1,455    1,246      432
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 145

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.13      $0.93    $0.72    $1.21    $1.14    $1.00
Accumulation unit
  value at end of
  period                                      $1.08      $1.13    $0.93    $0.72    $1.21    $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      128        113       71       70       31       13
--------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.13      $0.99    $0.72    $1.22    $1.16    $1.00
Accumulation unit
  value at end of
  period                                      $1.02      $1.13    $0.99    $0.72    $1.22    $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      847        807      631      521      383      108
--------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.31      $1.15    $0.99    $1.17    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.30      $1.31    $1.15    $0.99    $1.17    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    4,013      4,615   13,258   11,659   10,327    3,211
--------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.08      $0.89    $0.66    $1.07    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $1.04      $1.08    $0.89    $0.66    $1.07    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      352        430      378      262      374      133
--------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit
  value at beginning
  of period                                   $0.95      $0.84    $0.64    $1.12    $1.07    $1.00
Accumulation unit
  value at end of
  period                                      $0.90      $0.95    $0.84    $0.64    $1.12    $1.07
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      126        183      120       74       45       --
--------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.27      $1.14    $0.95    $1.14    $1.07    $1.00
Accumulation unit
  value at end of
  period                                      $1.28      $1.27    $1.14    $0.95    $1.14    $1.07
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,096      1,585    5,695    5,995    4,401    1,767
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.12      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.07      $1.12       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,375        203       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.12      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.07      $1.12       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    4,638      4,914       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.04      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.06      $1.04       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,692      1,762       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.04      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.06      $1.04       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   19,589     23,879       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.99      $0.90    $0.69    $1.14    $1.12    $1.00
Accumulation unit
  value at end of
  period                                      $0.94      $0.99    $0.90    $0.69    $1.14    $1.12
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      218        345    7,802    4,317    2,683    1,144
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.17      $0.97    $0.72    $1.15    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $1.08      $1.17    $0.97    $0.72    $1.15    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                       74         61       32       32       20        2
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.09      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.09       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   14,804      7,564       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.09      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.09       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   45,364     50,299       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.11      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.11       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    7,528      3,727       --       --       --       --
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 146 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.11      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.11       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   22,032     24,539       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.07      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.07      $1.07       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    6,257      1,853       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.07      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.07       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   24,570     26,919       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (7/19/2010)
Accumulation unit
  value at beginning
  of period                                   $1.19      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.07      $1.19       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                       --         --       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.18      $0.96    $0.71    $1.05    $1.12    $1.00
Accumulation unit
  value at end of
  period                                      $1.11      $1.18    $0.96    $0.71    $1.05    $1.12
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      322        442    4,674    3,930    2,808      336
--------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.39      $1.13    $0.76    $1.42    $1.24    $1.00
Accumulation unit
  value at end of
  period                                      $1.18      $1.39    $1.13    $0.76    $1.42    $1.24
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      782        886    2,664    1,819    1,115      495
--------------------------------------------------------------------------------------------------
WANGER USA (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.14      $0.94    $0.67    $1.12    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.09      $1.14    $0.94    $0.67    $1.12    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      928        987    2,463    2,064    1,447      279
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.00      $0.87    $0.77    $1.33    $1.17    $1.00
Accumulation unit
  value at end of
  period                                      $0.86      $1.00    $0.87    $0.77    $1.33    $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      219        250    4,686       97      111       62
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.24      $1.01    $0.69    $1.17    $1.11    $1.00
Accumulation unit
  value at end of
  period                                      $1.15      $1.24    $1.01    $0.69    $1.17    $1.11
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      291         83       61       40       29        7
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.40      $1.12    $0.74    $1.28    $1.14    $1.00
Accumulation unit
  value at end of
  period                                      $1.32      $1.40    $1.12    $0.74    $1.28    $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      313        351      260      183      186       65
--------------------------------------------------------------------------------------------------


VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.25      $1.07    $0.71    $1.36    $1.15    $1.00
Accumulation unit
  value at end of
  period                                      $0.95      $1.25    $1.07    $0.71    $1.36    $1.15
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      293        443      419      280      300      564
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.94      $0.84    $0.71    $1.21    $1.17    $1.00
Accumulation unit
  value at end of
  period                                      $0.98      $0.94    $0.84    $0.71    $1.21    $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      431        492      733      800      801      293
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.81      $0.79    $0.60    $1.29    $1.24    $1.00
Accumulation unit
  value at end of
  period                                      $0.65      $0.81    $0.79    $0.60    $1.29    $1.24
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    4,688      5,887   17,833   45,368   24,195    5,843
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.07      $0.99    $0.73    $1.23    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $1.02      $1.07    $0.99    $0.73    $1.23    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      485        344      242      206      102       23
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 147

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.25      $1.06    $0.83    $1.11    $1.16    $1.00
Accumulation unit
  value at end of
  period                                      $1.22      $1.25    $1.06    $0.83    $1.11    $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,278      1,384    6,247   11,348   12,685      267
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.08      $0.95    $0.71    $1.24    $1.04    $1.00
Accumulation unit
  value at end of
  period                                      $1.08      $1.08    $0.95    $0.71    $1.24    $1.04
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      337        421      482      466      414    4,125
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.03      $0.93    $0.78    $1.08    $1.16    $1.00
Accumulation unit
  value at end of
  period                                      $1.03      $1.03    $0.93    $0.78    $1.08    $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,947      2,972    3,160    2,591    2,786      903
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.07      $0.96    $0.78    $1.13    $1.13    $1.00
Accumulation unit
  value at end of
  period                                      $1.08      $1.07    $0.96    $0.78    $1.13    $1.13
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,107      2,324    2,917      622      930      225
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.04      $1.05    $1.06    $1.05    $1.02    $1.00
Accumulation unit
  value at end of
  period                                      $1.02      $1.04    $1.05    $1.06    $1.05    $1.02
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    4,783      8,312   14,792   30,883   25,294    9,800
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.22      $1.14    $1.01    $1.09    $1.05    $1.00
Accumulation unit
  value at end of
  period                                      $1.28      $1.22    $1.14    $1.01    $1.09    $1.05
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   12,964     15,943  167,503  147,502  119,779   26,100
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.02      $0.89    $0.71    $1.20    $1.13    $1.00
Accumulation unit
  value at end of
  period                                      $0.96      $1.02    $0.89    $0.71    $1.20    $1.13
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    7,829      9,754   98,890   78,564   42,436   14,023
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.95      $0.82    $0.67    $1.17    $1.15    $1.00
Accumulation unit
  value at end of
  period                                      $0.98      $0.95    $0.82    $0.67    $1.17    $1.15
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      340        256      304      444      536      207
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.70      $1.44    $0.84    $1.83    $1.34    $1.00
Accumulation unit
  value at end of
  period                                      $1.32      $1.70    $1.44    $0.84    $1.83    $1.34
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,465      3,314   10,719   21,216    9,418    2,130
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.27      $1.21    $1.10    $1.12    $1.05    $1.00
Accumulation unit
  value at end of
  period                                      $1.31      $1.27    $1.21    $1.10    $1.12    $1.05
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    5,320      6,376   53,805   47,521   39,217    7,409
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.18      $1.14    $1.09    $1.10    $1.03    $1.00
Accumulation unit
  value at end of
  period                                      $1.28      $1.18    $1.14    $1.09    $1.10    $1.03
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    6,489      7,441   79,690   30,533   23,879    9,303
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.26      $1.14    $0.81    $1.09    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.33      $1.26    $1.14    $0.81    $1.09    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,152      2,199    2,059    1,829    1,757      576
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.36      $1.21    $0.80    $1.08    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.42      $1.36    $1.21    $0.80    $1.08    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,685      4,147    4,227    2,938    3,520    1,205
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.36      $1.22    $0.87    $1.08    $1.07    $1.00
Accumulation unit
  value at end of
  period                                      $1.42      $1.36    $1.22    $0.87    $1.08    $1.07
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,834      4,656   62,856   31,638   24,436    8,700
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.09      $0.97    $0.77    $1.31    $1.17    $1.00
Accumulation unit
  value at end of
  period                                      $0.94      $1.09    $0.97    $0.77    $1.31    $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,050      1,317    1,358    1,342    1,247      266
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 148 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.99      $0.86    $0.63    $1.15    $1.13    $1.00
Accumulation unit
  value at end of
  period                                      $0.95      $0.99    $0.86    $0.63    $1.15    $1.13
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      332        442      473      586      868      220
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.14      $0.95    $0.76    $1.27    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $1.09      $1.14    $0.95    $0.76    $1.27    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    4,130      5,333   81,378   54,827   31,528    7,437
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.10      $0.98    $0.72    $1.42    $1.20    $1.00
Accumulation unit
  value at end of
  period                                      $0.91      $1.10    $0.98    $0.72    $1.42    $1.20
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,680      2,130    2,414    2,757    2,052    3,503
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.29      $1.04    $0.64    $1.18    $1.05    $1.00
Accumulation unit
  value at end of
  period                                      $1.08      $1.29    $1.04    $0.64    $1.18    $1.05
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      469        651      529      153      191       44
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.08      $0.90    $0.64    $1.19    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $0.98      $1.08    $0.90    $0.64    $1.19    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,073      2,723    6,758   12,410    8,621    6,289
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.03      $0.91    $0.73    $1.18    $1.14    $1.00
Accumulation unit
  value at end of
  period                                      $1.04      $1.03    $0.91    $0.73    $1.18    $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,085      1,006      911    1,062    1,259      361
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.01      $0.85    $0.68    $1.14    $1.16    $1.00
Accumulation unit
  value at end of
  period                                      $0.98      $1.01    $0.85    $0.68    $1.14    $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      337        384      274      159       73       20
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.08      $0.87    $0.63    $1.04    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $0.98      $1.08    $0.87    $0.63    $1.04    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      404        366      285      123      147       51
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.09      $1.07    $1.03    $1.07    $1.03    $1.00
Accumulation unit
  value at end of
  period                                      $1.09      $1.09    $1.07    $1.03    $1.07    $1.03
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    5,602      6,485    6,519    5,026    2,324      623
--------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.04      $0.91    $0.77    $1.18    $1.01    $1.00
Accumulation unit
  value at end of
  period                                      $0.90      $1.04    $0.91    $0.77    $1.18    $1.01
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,577      2,791    2,321    1,653    1,007    3,433
--------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.03      $0.95    $0.77    $1.36    $1.18    $1.00
Accumulation unit
  value at end of
  period                                      $0.87      $1.03    $0.95    $0.77    $1.36    $1.18
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      458        646      764      826      586      205
--------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.13      $1.05    $0.74    $1.03    $1.02    $1.00
Accumulation unit
  value at end of
  period                                      $1.15      $1.13    $1.05    $0.74    $1.03    $1.02
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    8,341      8,780   44,355   33,621   26,240   10,136
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.11      $0.96    $0.72    $1.27    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $1.06      $1.11    $0.96    $0.72    $1.27    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   10,542     11,951   26,262   55,331   38,145   14,254
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.29      $1.02    $0.74    $1.24    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $1.14      $1.29    $1.02    $0.74    $1.24    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    5,555      6,949   23,688   36,142   18,414    5,441
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.03      $0.92    $0.74    $1.34    $1.16    $1.00
Accumulation unit
  value at end of
  period                                      $0.84      $1.03    $0.92    $0.74    $1.34    $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,077      1,365    1,556    1,670    1,294      483
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 149

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.76      $0.63    $0.54    $0.95    $1.21    $1.00
Accumulation unit
  value at end of
  period                                      $0.70      $0.76    $0.63    $0.54    $0.95    $1.21
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,525      2,730    2,586    2,319    2,457    1,107
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.12      $0.89    $0.69    $1.05    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $1.06      $1.12    $0.89    $0.69    $1.05    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,730      1,829    1,834    2,047    2,059    1,064
--------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.99      $0.90    $0.72    $1.16    $1.14    $1.00
Accumulation unit
  value at end of
  period                                      $0.96      $0.99    $0.90    $0.72    $1.16    $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    4,076      4,866    5,084    5,780    6,302    2,030
--------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.91      $0.81    $0.68    $1.09    $1.13    $1.00
Accumulation unit
  value at end of
  period                                      $0.93      $0.91    $0.81    $0.68    $1.09    $1.13
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      487        575      698      825    1,284      665
--------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.92      $0.81    $0.68    $1.20    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $0.83      $0.92    $0.81    $0.68    $1.20    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      307        333      334      387      388      257
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco
Van Kampen V.I. Capital Growth Fund, Series II Shares on April 27, 2012.  In addition, Invesco Van
Kampen V.I. Capital Growth Fund, Series II Shares changed its name to Invesco Van Kampen V.I.
American Franchise Fund, Series II Shares.
--------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.03      $0.88    $0.63    $1.20    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $0.94      $1.03    $0.88    $0.63    $1.20    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      482        594      668      674      879      252
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco
  Van Kampen V.I. Mid Cap Growth Fund, Series II Shares on April 27, 2012.
--------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES II SHARES (4/29/2011)
Accumulation unit
  value at beginning
  of period                                   $1.00         --       --       --       --       --
Accumulation unit
  value at end of
  period                                      $0.91         --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      439         --       --       --       --       --
--------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.09      $1.05    $0.84    $1.19    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.12      $1.09    $1.05    $0.84    $1.19    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      508        571      583      577      362    1,832
--------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.21      $1.09    $0.82    $1.39    $1.23    $1.00
Accumulation unit
  value at end of
  period                                      $1.11      $1.21    $1.09    $0.82    $1.39    $1.23
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,632      2,081   29,799   26,041   11,042      102
--------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.00      $0.88    $0.69    $1.09    $1.13    $1.00
Accumulation unit
  value at end of
  period                                      $0.97      $1.00    $0.88    $0.69    $1.09    $1.13
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,455      2,823   26,277   34,546   21,804    9,512
--------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit
  value at beginning
  of period                                   $0.95      $0.84    $0.63    $1.06    $1.00       --
Accumulation unit
  value at end of
  period                                      $0.89      $0.95    $0.84    $0.63    $1.06       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,713      2,336   80,099   57,559   35,017       --
--------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (4/27/2007)
Accumulation unit
  value at beginning
  of period                                   $1.03      $0.84    $0.59    $1.01    $1.00       --
Accumulation unit
  value at end of
  period                                      $1.04      $1.03    $0.84    $0.59    $1.01       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      337        376      292      292      125       --
--------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.14      $1.03    $0.75    $1.20    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $1.13      $1.14    $1.03    $0.75    $1.20    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      500        777      698      479      325       80
--------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.41      $1.26    $0.96    $1.56    $1.24    $1.00
Accumulation unit
  value at end of
  period                                      $1.48      $1.41    $1.26    $0.96    $1.56    $1.24
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,758      3,729    4,001    3,917    3,235    1,005
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 150 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.07      $0.89    $0.64    $1.16    $1.28    $1.00
Accumulation unit
  value at end of
  period                                      $0.95      $1.07    $0.89    $0.64    $1.16    $1.28
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,093      2,262   11,746   15,705    6,278    3,387
--------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.39      $1.06    $0.69    $1.31    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.27      $1.39    $1.06    $0.69    $1.31    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,364      1,265    1,329    1,340    1,013    2,328
--------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.01      $0.84    $0.63    $1.19    $1.17    $1.00
Accumulation unit
  value at end of
  period                                      $0.87      $1.01    $0.84    $0.63    $1.19    $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      538        552   15,761   15,089   11,632    3,205
--------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.13      $0.93    $0.72    $1.20    $1.14    $1.00
Accumulation unit
  value at end of
  period                                      $1.08      $1.13    $0.93    $0.72    $1.20    $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      131        209      165      155      142       29
--------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.13      $0.99    $0.72    $1.22    $1.16    $1.00
Accumulation unit
  value at end of
  period                                      $1.02      $1.13    $0.99    $0.72    $1.22    $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,548      1,898    1,750    1,612    1,649      663
--------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.30      $1.15    $0.98    $1.17    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.29      $1.30    $1.15    $0.98    $1.17    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   20,543     24,561  104,395   90,372   69,486   12,934
--------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.07      $0.88    $0.65    $1.07    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $1.04      $1.07    $0.88    $0.65    $1.07    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,536      1,853    1,891    1,925    2,045      715
--------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit
  value at beginning
  of period                                   $0.95      $0.84    $0.64    $1.11    $1.07    $1.00
Accumulation unit
  value at end of
  period                                      $0.90      $0.95    $0.84    $0.64    $1.11    $1.07
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      506        543      623      441      420       98
--------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.26      $1.13    $0.95    $1.14    $1.07    $1.00
Accumulation unit
  value at end of
  period                                      $1.27      $1.26    $1.13    $0.95    $1.14    $1.07
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    6,150      6,043   48,834   54,964   38,718   12,825
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.12      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.07      $1.12       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    7,924      2,155       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.12      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.07      $1.12       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   39,654     44,198       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.04      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.06      $1.04       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   23,540      9,822       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.04      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.06      $1.04       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   98,218    111,907       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.99      $0.90    $0.69    $1.14    $1.11    $1.00
Accumulation unit
  value at end of
  period                                      $0.94      $0.99    $0.90    $0.69    $1.14    $1.11
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,276      1,523   76,995   42,822   24,777    8,957
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.17      $0.97    $0.72    $1.15    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $1.08      $1.17    $0.97    $0.72    $1.15    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      180        165      158      145      181       32
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 151

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.09      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.09       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   89,953     39,307       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.09      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.09       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                  467,312    551,507       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.11      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.11       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   42,475     20,188       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.11      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.11       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                  158,719    191,048       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.07      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.07      $1.07       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   40,844     16,388       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.07      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.07      $1.07       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                  209,263    234,736       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.18      $0.96    $0.71    $1.05    $1.12    $1.00
Accumulation unit
  value at end of
  period                                      $1.11      $1.18    $0.96    $0.71    $1.05    $1.12
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,083      1,348   44,669   40,609   26,141    2,786
--------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.39      $1.13    $0.76    $1.42    $1.24    $1.00
Accumulation unit
  value at end of
  period                                      $1.17      $1.39    $1.13    $0.76    $1.42    $1.24
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,546      4,286   22,622   16,160    9,249    3,490
--------------------------------------------------------------------------------------------------
WANGER USA (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.14      $0.94    $0.67    $1.12    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.09      $1.14    $0.94    $0.67    $1.12    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,943      3,589   18,458   16,958   11,392    1,995
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.00      $0.87    $0.76    $1.33    $1.17    $1.00
Accumulation unit
  value at end of
  period                                      $0.86      $1.00    $0.87    $0.76    $1.33    $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,409      1,555   42,775    1,018      830      382
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.23      $1.01    $0.69    $1.17    $1.11    $1.00
Accumulation unit
  value at end of
  period                                      $1.15      $1.23    $1.01    $0.69    $1.17    $1.11
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,313        354      325      296      211       37
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.40      $1.12    $0.74    $1.28    $1.14    $1.00
Accumulation unit
  value at end of
  period                                      $1.32      $1.40    $1.12    $0.74    $1.28    $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,008      1,248    1,279    1,063      968      178
--------------------------------------------------------------------------------------------------


VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.24      $1.06    $0.70    $1.36    $1.15    $1.00
Accumulation unit
  value at end of
  period                                      $0.94      $1.24    $1.06    $0.70    $1.36    $1.15
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      100        117      215      114       83       43
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.93      $0.84    $0.71    $1.21    $1.17    $1.00
Accumulation unit
  value at end of
  period                                      $0.97      $0.93    $0.84    $0.71    $1.21    $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      157        138      212      193      302       65
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 152 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.81      $0.79    $0.59    $1.29    $1.24    $1.00
Accumulation unit
  value at end of
  period                                      $0.64      $0.81    $0.79    $0.59    $1.29    $1.24
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,110      1,489    2,691    7,868    5,603    1,561
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.06      $0.98    $0.73    $1.22    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $1.01      $1.06    $0.98    $0.73    $1.22    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                       65         21       25       50       38        4
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.24      $1.06    $0.83    $1.11    $1.16    $1.00
Accumulation unit
  value at end of
  period                                      $1.21      $1.24    $1.06    $0.83    $1.11    $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      370        358      730    2,024    2,413       40
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.08      $0.94    $0.71    $1.24    $1.04    $1.00
Accumulation unit
  value at end of
  period                                      $1.07      $1.08    $0.94    $0.71    $1.24    $1.04
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                       78        181       47      127      152      530
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.03      $0.92    $0.78    $1.08    $1.16    $1.00
Accumulation unit
  value at end of
  period                                      $1.02      $1.03    $0.92    $0.78    $1.08    $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,036      1,001      881      939      802      213
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.06      $0.95    $0.78    $1.13    $1.13    $1.00
Accumulation unit
  value at end of
  period                                      $1.07      $1.06    $0.95    $0.78    $1.13    $1.13
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      547        809      907      375      619      350
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.03      $1.04    $1.06    $1.05    $1.02    $1.00
Accumulation unit
  value at end of
  period                                      $1.02      $1.03    $1.04    $1.06    $1.05    $1.02
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    4,106      5,325   11,291   21,135   15,777    7,385
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.21      $1.13    $1.00    $1.09    $1.05    $1.00
Accumulation unit
  value at end of
  period                                      $1.27      $1.21    $1.13    $1.00    $1.09    $1.05
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    6,538      7,525   31,929   31,170   28,774    5,708
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.02      $0.88    $0.70    $1.20    $1.12    $1.00
Accumulation unit
  value at end of
  period                                      $0.95      $1.02    $0.88    $0.70    $1.20    $1.12
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,178      2,845   12,785   12,673    9,098    3,489
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.94      $0.81    $0.67    $1.17    $1.15    $1.00
Accumulation unit
  value at end of
  period                                      $0.98      $0.94    $0.81    $0.67    $1.17    $1.15
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                       73         68       89       86      136       38
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.69      $1.43    $0.83    $1.82    $1.34    $1.00
Accumulation unit
  value at end of
  period                                      $1.31      $1.69    $1.43    $0.83    $1.82    $1.34
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      649        760    1,330    2,601    1,669      340
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.26      $1.20    $1.09    $1.11    $1.05    $1.00
Accumulation unit
  value at end of
  period                                      $1.30      $1.26    $1.20    $1.09    $1.11    $1.05
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,021      2,598    9,993    9,621    9,331    1,982
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.17      $1.14    $1.08    $1.10    $1.03    $1.00
Accumulation unit
  value at end of
  period                                      $1.27      $1.17    $1.14    $1.08    $1.10    $1.03
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,570      2,975   13,553    7,067    5,715    2,119
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.26      $1.14    $0.80    $1.08    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.32      $1.26    $1.14    $0.80    $1.08    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,088      1,127    1,227    1,097      885      286
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.35      $1.21    $0.80    $1.08    $1.07    $1.00
Accumulation unit
  value at end of
  period                                      $1.41      $1.35    $1.21    $0.80    $1.08    $1.07
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,554      1,702    1,816    1,461    1,856      514
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 153

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.35      $1.21    $0.86    $1.08    $1.07    $1.00
Accumulation unit
  value at end of
  period                                      $1.41      $1.35    $1.21    $0.86    $1.08    $1.07
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,249      1,525    8,735    4,855    4,738    1,866
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.08      $0.96    $0.77    $1.30    $1.17    $1.00
Accumulation unit
  value at end of
  period                                      $0.93      $1.08    $0.96    $0.77    $1.30    $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      229        219      250      182      260      100
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.98      $0.85    $0.63    $1.15    $1.13    $1.00
Accumulation unit
  value at end of
  period                                      $0.94      $0.98    $0.85    $0.63    $1.15    $1.13
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      159        196      245      206      237       69
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.13      $0.94    $0.75    $1.26    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $1.08      $1.13    $0.94    $0.75    $1.26    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,189      1,476    9,757    8,302    5,811    1,493
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.10      $0.98    $0.72    $1.42    $1.20    $1.00
Accumulation unit
  value at end of
  period                                      $0.90      $1.10    $0.98    $0.72    $1.42    $1.20
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      399        496      668      887      819      748
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.28      $1.03    $0.64    $1.18    $1.05    $1.00
Accumulation unit
  value at end of
  period                                      $1.07      $1.28    $1.03    $0.64    $1.18    $1.05
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                       83        156      178       81       89       16
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.08      $0.89    $0.64    $1.19    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $0.97      $1.08    $0.89    $0.64    $1.19    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      426        538      929    1,749    1,681    1,085
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.03      $0.91    $0.73    $1.18    $1.14    $1.00
Accumulation unit
  value at end of
  period                                      $1.03      $1.03    $0.91    $0.73    $1.18    $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      397        470      728      476      499       10
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.00      $0.84    $0.68    $1.14    $1.16    $1.00
Accumulation unit
  value at end of
  period                                      $0.97      $1.00    $0.84    $0.68    $1.14    $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                       72         53       17       23       41       15
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.08      $0.86    $0.63    $1.03    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $0.97      $1.08    $0.86    $0.63    $1.03    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                       71         70       90       22       19        5
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.08      $1.07    $1.02    $1.07    $1.03    $1.00
Accumulation unit
  value at end of
  period                                      $1.08      $1.08    $1.07    $1.02    $1.07    $1.03
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    4,378      4,382    4,922    2,703    1,689      130
--------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.04      $0.90    $0.77    $1.17    $1.01    $1.00
Accumulation unit
  value at end of
  period                                      $0.89      $1.04    $0.90    $0.77    $1.17    $1.01
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      950      1,182    1,097      883      655      700
--------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.03      $0.95    $0.77    $1.36    $1.18    $1.00
Accumulation unit
  value at end of
  period                                      $0.86      $1.03    $0.95    $0.77    $1.36    $1.18
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      368        444      454      317      164       35
--------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.13      $1.05    $0.74    $1.03    $1.02    $1.00
Accumulation unit
  value at end of
  period                                      $1.14      $1.13    $1.05    $0.74    $1.03    $1.02
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    3,788      4,453    8,753    8,356    9,232    4,655
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.10      $0.95    $0.71    $1.27    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $1.05      $1.10    $0.95    $0.71    $1.27    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,701      3,123    4,857    9,818    8,451    3,216
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 154 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.29      $1.01    $0.74    $1.24    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $1.13      $1.29    $1.01    $0.74    $1.24    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,256      1,724    3,813    6,011    4,186    1,152
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.02      $0.92    $0.74    $1.34    $1.16    $1.00
Accumulation unit
  value at end of
  period                                      $0.83      $1.02    $0.92    $0.74    $1.34    $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      461        655      683      624      609      234
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.74      $0.62    $0.53    $0.94    $1.20    $1.00
Accumulation unit
  value at end of
  period                                      $0.69      $0.74    $0.62    $0.53    $0.94    $1.20
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      395        588      593      433      489      414
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.12      $0.88    $0.69    $1.05    $1.09    $1.00
Accumulation unit
  value at end of
  period                                      $1.06      $1.12    $0.88    $0.69    $1.05    $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      462        700      717      685      602      232
--------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.99      $0.90    $0.72    $1.17    $1.15    $1.00
Accumulation unit
  value at end of
  period                                      $0.96      $0.99    $0.90    $0.72    $1.17    $1.15
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,011      1,148    1,338    1,691    1,979      485
--------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.90      $0.81    $0.68    $1.09    $1.13    $1.00
Accumulation unit
  value at end of
  period                                      $0.92      $0.90    $0.81    $0.68    $1.09    $1.13
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      143        356      224      335      494      196
--------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.91      $0.80    $0.68    $1.19    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $0.83      $0.91    $0.80    $0.68    $1.19    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      105        117      143      188      124       96
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco
Van Kampen V.I. Capital Growth Fund, Series II Shares on April 27, 2012.  In addition, Invesco Van
Kampen V.I. Capital Growth Fund, Series II Shares changed its name to Invesco Van Kampen V.I.
American Franchise Fund, Series II Shares.
--------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.02      $0.87    $0.62    $1.20    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $0.93      $1.02    $0.87    $0.62    $1.20    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                       56         80       79       95      149       13
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco
Van Kampen V.I. Mid Cap Growth Fund, Series II Shares on April 27, 2012.
--------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES II SHARES (4/29/2011)
Accumulation unit
  value at beginning
  of period                                   $1.00         --       --       --       --       --
Accumulation unit
  value at end of
  period                                      $0.91         --       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      103         --       --       --       --       --
--------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.08      $1.05    $0.83    $1.19    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.11      $1.08    $1.05    $0.83    $1.19    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      124        120      166      138       69      222
--------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.20      $1.08    $0.81    $1.39    $1.23    $1.00
Accumulation unit
  value at end of
  period                                      $1.10      $1.20    $1.08    $0.81    $1.39    $1.23
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      359        390    3,323    3,345    1,942       14
--------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.99      $0.87    $0.69    $1.09    $1.13    $1.00
Accumulation unit
  value at end of
  period                                      $0.96      $0.99    $0.87    $0.69    $1.09    $1.13
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      737        909    3,610    5,243    4,556    1,999
--------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit
  value at beginning
  of period                                   $0.94      $0.84    $0.63    $1.06    $1.00       --
Accumulation unit
  value at end of
  period                                      $0.88      $0.94    $0.84    $0.63    $1.06       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      591        593    9,009    7,617    5,761       --
--------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (4/27/2007)
Accumulation unit
  value at beginning
  of period                                   $1.03      $0.83    $0.59    $1.01    $1.00       --
Accumulation unit
  value at end of
  period                                      $1.03      $1.03    $0.83    $0.59    $1.01       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      119        205      205      103       33       --
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 155

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.13      $1.02    $0.74    $1.20    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $1.12      $1.13    $1.02    $0.74    $1.20    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      269        230      223      224      122       57
--------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.40      $1.25    $0.95    $1.56    $1.24    $1.00
Accumulation unit
  value at end of
  period                                      $1.47      $1.40    $1.25    $0.95    $1.56    $1.24
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      953        901      892    1,003    1,091      467
--------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.07      $0.88    $0.63    $1.16    $1.28    $1.00
Accumulation unit
  value at end of
  period                                      $0.94      $1.07    $0.88    $0.63    $1.16    $1.28
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      425        429    1,188    2,112    1,085      624
--------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.38      $1.06    $0.68    $1.30    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.26      $1.38    $1.06    $0.68    $1.30    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      203        159      215      268      387      397
--------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.00      $0.83    $0.63    $1.19    $1.17    $1.00
Accumulation unit
  value at end of
  period                                      $0.87      $1.00    $0.83    $0.63    $1.19    $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                       96        100    1,600    1,895    2,072      680
--------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.12      $0.93    $0.72    $1.20    $1.14    $1.00
Accumulation unit
  value at end of
  period                                      $1.07      $1.12    $0.93    $0.72    $1.20    $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                       35         32       59       84       42        5
--------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.12      $0.98    $0.72    $1.22    $1.16    $1.00
Accumulation unit
  value at end of
  period                                      $1.01      $1.12    $0.98    $0.72    $1.22    $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      588        662      679      693      779      266
--------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.29      $1.14    $0.98    $1.16    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.28      $1.29    $1.14    $0.98    $1.16    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    7,215      8,228   20,034   21,803   18,995    3,974
--------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.07      $0.88    $0.65    $1.07    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $1.03      $1.07    $0.88    $0.65    $1.07    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      302        320      266      350      487      231
--------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit
  value at beginning
  of period                                   $0.95      $0.84    $0.64    $1.11    $1.07    $1.00
Accumulation unit
  value at end of
  period                                      $0.89      $0.95    $0.84    $0.64    $1.11    $1.07
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      383        379      403      323      375        6
--------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.26      $1.13    $0.94    $1.14    $1.07    $1.00
Accumulation unit
  value at end of
  period                                      $1.26      $1.26    $1.13    $0.94    $1.14    $1.07
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    2,838      2,685    7,054    9,430    7,577    2,481
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.12      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.07      $1.12       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    5,014        476       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.12      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.07      $1.12       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                    1,618      1,928       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.04      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.06      $1.04       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   12,111      3,775       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.04      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.06      $1.04       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   32,521     40,233       --       --       --       --
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 156 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011       2010      2009     2008     2007     2006
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $0.98      $0.89    $0.69    $1.14    $1.11    $1.00
Accumulation unit
  value at end of
  period                                      $0.93      $0.98    $0.89    $0.69    $1.14    $1.11
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      280        367    7,956    5,981    4,256    1,499
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.16      $0.97    $0.72    $1.15    $1.10    $1.00
Accumulation unit
  value at end of
  period                                      $1.07      $1.16    $0.97    $0.72    $1.15    $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                       18        206      151      119       35        6
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.09      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.09       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   58,637     23,094       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.09      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.09       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   37,613     41,323       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.11      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.11       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   29,585      7,132       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.11      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.08      $1.11       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   10,729     12,286       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.07      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.07      $1.07       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   21,112      8,769       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
  value at beginning
  of period                                   $1.07      $1.00       --       --       --       --
Accumulation unit
  value at end of
  period                                      $1.07      $1.07       --       --       --       --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   38,434     42,735       --       --       --       --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.17      $0.95    $0.71    $1.05    $1.12    $1.00
Accumulation unit
  value at end of
  period                                      $1.10      $1.17    $0.95    $0.71    $1.05    $1.12
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      374        368    4,518    5,050    4,362      417
--------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.38      $1.12    $0.76    $1.42    $1.24    $1.00
Accumulation unit
  value at end of
  period                                      $1.16      $1.38    $1.12    $0.76    $1.42    $1.24
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      739        910    2,622    2,386    1,978      779
--------------------------------------------------------------------------------------------------
WANGER USA (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.13      $0.93    $0.67    $1.12    $1.08    $1.00
Accumulation unit
  value at end of
  period                                      $1.08      $1.13    $0.93    $0.67    $1.12    $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      636        744    2,189    2,340    2,054      422
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.00      $0.87    $0.76    $1.32    $1.17    $1.00
Accumulation unit
  value at end of
  period                                      $0.85      $1.00    $0.87    $0.76    $1.32    $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      271        341    5,717      194      198       79
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.23      $1.00    $0.69    $1.17    $1.11    $1.00
Accumulation unit
  value at end of
  period                                      $1.14      $1.23    $1.00    $0.69    $1.17    $1.11
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      534         70       55       67       86        9
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (6/26/2006)
Accumulation unit
  value at beginning
  of period                                   $1.39      $1.11    $0.74    $1.28    $1.14    $1.00
Accumulation unit
  value at end of
  period                                      $1.31      $1.39    $1.11    $0.74    $1.28    $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      344        388      377      334      363       74
--------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 157

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts................  p.
                                                3
Rating Agencies............................  p.
                                                4
Revenues Received During Calendar Year       p.
  2011.....................................     4
Principal Underwriter......................  p.
                                                5
Independent Registered Public Accounting     p.
  Firm.....................................     6
Condensed Financial Information              p.
  (Unaudited)..............................     6
Financial Statements





--------------------------------------------------------------------------------
 158 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

(RIVERSOURCE ANNUITIES LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474

1-800-862-7919


RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and
                         annuity products are issued by
RiverSource Life Insurance Company. Both companies are affiliated with
                       Ameriprise Financial Services, Inc.


     (C)2008-2012  RiverSource Life Insurance Company. All rights reserved.


S-6503 K (4/12)

PROSPECTUS


APRIL 30, 2012


RIVERSOURCE

RAVA 5 ADVANTAGE VARIABLE ANNUITY
RAVA 5 SELECT VARIABLE ANNUITY
RAVA 5 ACCESS VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            70100 Ameriprise Financial Center
            Minneapolis, MN 55474

            Telephone: 1-800-862-7919


            (Corporate Office)

            ameriprise.com/variableannuities
            RIVERSOURCE VARIABLE ACCOUNT 10/RIVERSOURCE ACCOUNT MGA


CONTRACTS DESCRIBED IN THIS PROSPECTUS ARE OFFERED FOR CONTRACT APPLICATIONS SIGNED PRIOR TO APRIL 30, 2012. NEW CONTRACTS ARE NOT CURRENTLY BEING OFFERED UNDER THIS PROSPECTUS.


This prospectus contains information that you should know before investing in the RAVA 5 Advantage, RAVA 5 Select, or RAVA 5 Access. The information in this prospectus applies to all contracts unless stated otherwise.

Prospectuses are also available for:

- AllianceBernstein Variable Products Series Fund, Inc.
- American Century Variable Portfolios, Inc

- BlackRock Variable Series Funds, Inc.

- Columbia Funds Variable Insurance Trust

- Columbia Funds Variable Series Trust II


- DWS Variable Series II

- Fidelity(R) Variable Insurance Products -- Service Class 2
- Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -- Class 2



- Janus Aspen Series: Service Shares

- MFS(R) Variable Insurance Trust(SM)

- Morgan Stanley Universal Investment Funds (UIF)

- Neuberger Berman Advisers Management Trust
- Oppenheimer Variable Account Funds -- Service Shares
- PIMCO Variable Investment Trust (VIT)
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your financial advisor about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

The contracts and/or certain optional benefits described in this prospectus may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 1

RiverSource Life has not authorized any person to give any information or to make any representations regarding the contracts other than those contained in this prospectus or the fund prospectuses.

RiverSource Life offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we and our affiliates issue. You should ask your financial advisor about his or her ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus).

TABLE OF CONTENTS


KEY TERMS................................       3
THE CONTRACTS IN BRIEF...................       5
EXPENSE SUMMARY..........................       8
CONDENSED FINANCIAL INFORMATION..........      15
FINANCIAL STATEMENTS.....................      15
THE VARIABLE ACCOUNT AND THE FUNDS.......      15
GUARANTEE PERIOD ACCOUNTS (GPAS).........      17
THE FIXED ACCOUNT........................      18
BUYING YOUR CONTRACT.....................      20
CHARGES..................................      24
VALUING YOUR INVESTMENT..................      29
MAKING THE MOST OF YOUR CONTRACT.........      31
SURRENDERS...............................      37
CHANGING THE ANNUITANT...................      38
CHANGING OWNERSHIP.......................      39
BENEFITS IN CASE OF DEATH -- STANDARD
  DEATH BENEFIT..........................      41
OPTIONAL BENEFITS........................      42
THE ANNUITY PAYOUT PERIOD................      59
TAXES....................................      61
VOTING RIGHTS............................      65
SUBSTITUTION OF INVESTMENTS..............      65
ABOUT THE SERVICE PROVIDERS..............      66
ADDITIONAL INFORMATION...................      67
APPENDIX A: THE FUNDS....................      69
APPENDIX B: EXAMPLE -- MARKET VALUE
  ADJUSTMENT (MVA).......................      75
APPENDIX C: EXAMPLE -- SURRENDER
  CHARGES................................      77
APPENDIX D: EXAMPLE -- OPTIONAL DEATH
  BENEFITS...............................      83
APPENDIX E: EXAMPLE -- OPTIONAL LIVING
  BENEFITS...............................      89
APPENDIX F: EXAMPLE -- ADDITIONAL RMD
  DISCLOSURE.............................      91
APPENDIX G: CONDENSED FINANCIAL
  INFORMATION (UNAUDITED)................      92
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION.................     118





--------------------------------------------------------------------------------
 2 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.

ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.

ANNUITIZATION START DATE: The date when annuity payments begin according to the applicable annuity payment plan.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RETURN: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment return we use is 5% but you may request we substitute an assumed investment return of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of your death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT: The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract at any point in time.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: Our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in "good order", your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.

OWNER (YOU, YOUR): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. In this case, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to qualify for income tax

--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 3
deferral. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines "owner", "you" and "your".

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

- Roth IRAs including inherited Roth IRAs under Section 408A of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER: You receive a rider to your contract when you purchase optional benefits. The rider adds the terms of the optional benefit to your contract.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value immediately prior to the surrender, minus any applicable charges, plus any positive or negative market value adjustment.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date.

If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


--------------------------------------------------------------------------------
 4 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACTS IN BRIEF

This prospectus describes three contracts. Each contract has different expenses. RAVA 5 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 5 Select has a four-year surrender charge schedule and has lower mortality and expense risk fees than RAVA 5 Access. RAVA 5 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule, and has the lowest mortality and expense risk fees of the three contracts. Your financial advisor can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.


PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, regular fixed account, subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund's performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. Beginning at a specified time in the future called the annuitization start date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax and/or other charges).



BUYING A CONTRACT: New contracts as described in this prospectus are not currently being offered. There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. Some of the factors you may wish to consider include:


- "Tax Free" Exchanges: It may not be advantageous for you to purchase one of these contracts in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a "tax-free" exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to IRS rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on these contracts. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into one of these contracts. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for one of these contracts, or buy one of these contracts in addition to your old contract, unless you determine it is in your best interest. (See "Taxes -- 1035 Exchanges.")

- Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

- Taxes: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (see "Taxes")

- Your age: If you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are considering buying a contract including any optional benefits may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.

- How long you plan to keep your contract: variable annuities are not short-term liquid investments. RAVA 5 Advantage and RAVA 5 Select contracts have surrender charges. RAVA 5 Access contract does not have a surrender charge schedule, but it has a higher mortality and expense risk fee than RAVA 5 Advantage and RAVA 5 Select. All contracts offer an annuity payout plan called Annuity Payout Plan E, which imposes a surrender charge only if you elect to surrender remaining variable payouts available under Annuity Payout Plan E. (see "Annuity Payout Plans -- Plan E") Does the contract meet your current and anticipated future needs for liquidity?


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 5

- If you can afford the contract: are your annual income and assets adequate to buy the contract and any optional benefits you may choose?

- The fees and expenses you will pay when buying, owning and surrendering money from these contracts. (see "Charges")

- How and when you plan to take money from the contract: under current tax law, surrenders, including surrenders made under optional benefit riders, are taxed differently than annuity payouts. If you have elected the SecureSource Stages 2 rider, any withdrawals during the 1-year waiting period will negatively impact the value of your income guarantee provided by this rider. Also if you withdraw more than the allowed withdrawal amount in a contract year ("excess withdrawal") under the SecureSource Stages 2 rider, the guaranteed amounts under the rider will be reduced and you will no longer be eligible to receive any future rider credits available under the rider. (see "Surrenders"). In addition, certain surrenders may be subject to a federal income tax penalty. (see "Surrenders")

- Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.

- Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, these contracts are not suitable for you and you should not buy one of them. (see "Making the Most of Your
  Contract -- Transferring Among Accounts")

FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract and receive a full refund of the contract value. The valuation date will be the date your request is received at our corporate office. (For California residents, the valuation date will be the earlier of the date your contract is returned to your financial advisor or to our corporate office). We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract and any positive or negative market value adjustment will apply; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among the:

- subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")

- GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (see "Guarantee Period Accounts (GPAs)")

- regular fixed account, which earns interest at rates that we adjust periodically. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. For RAVA 5 Access contracts, you cannot select the regular fixed account unless it is included in the investment option you selected under the Portfolio Navigator program (PN program). Under the current PN program, the regular fixed account is not included in the investment options. (see "The Fixed Account")

- Special DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (see "The Fixed Account -- The Special DCA Fixed Account")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts without charge at any time until the annuitization start date, and once per contract year among the subaccounts after the annuitization start date. Transfers out of the GPAs done more than 30 days before the end of the guarantee period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. Transfers into the Special DCA fixed account are not permitted. GPAs and the regular fixed account are subject to special restrictions. (see "Making the Most of Your Contract -- Transferring Among Accounts")

SURRENDERS: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences. If you have elected SecureSource Stages 2 rider, please consider carefully when you take surrenders. If you take any withdrawals during the 1-year waiting period or you withdraw more than the allowed withdrawal amount in a contract year ("excess withdrawal") under the rider, your lifetime benefit amount will be affected. In addition, any withdrawals in the first 10 years will terminate any future rider credits. Certain other restrictions may apply. (see "Surrenders")

BENEFITS IN CASE OF DEATH: If you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (see "Benefits in Case of Death -- Standard Death Benefit")


--------------------------------------------------------------------------------
 6 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

OPTIONAL BENEFITS: We offer optional death benefits and optional living benefits. We offer SecureSource Stages 2 riders and Accumulation Protector Benefit rider (offered for contract applications signed prior to Feb. 27, 2012) as optional living benefits. SecureSource Stages 2 riders are guaranteed minimum withdrawal benefits that permit you to withdraw a guaranteed amount from the contract over a period of time, which may include, under limited circumstances, the lifetime of a single person (Single Life) or the lifetime of you and your spouse (Joint Life). SecureSource Stages 2 riders may be appropriate for you if you intend to make periodic withdrawals from your annuity contract after the waiting period and wish to ensure that market performance will not affect your ability to withdraw income over your lifetime. This optional living benefit may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed under the rider. Accumulation Protector Benefit rider is intended to provide you with a guaranteed contract value at the end of specified waiting period regardless of the volatility inherent in the investments in the subaccounts. Accumulation Protector Benefit rider may be appropriate for you if you want a guaranteed contract value at the end of specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This optional living benefit may not be appropriate for you if you intend to surrender your contract value before the end of the 10-year waiting period or take withdrawals during the waiting period (which provides reduced benefit). Optional living benefits require the use of a PN program investment option which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of surrenders that can be taken under the optional benefit during a contract year. For more information on considerations before buying optional living benefits, please see "Optional Benefits -- Optional Living Benefits".


We offer the following optional death benefits: ROPP Death Benefit, MAV Death Benefit, 5-year MAV Death Benefit, 5% Accumulation Death Benefit, Enhanced Death Benefit, Benefit Protector Death Benefit and Benefit Protector Plus Death Benefit. Benefit Protector Death Benefit and Benefit Protector Plus Death Benefit are intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes.

ANNUITY PAYOUTS: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs and the Special DCA fixed account are not available after the annuitization start date. (see "The Annuity Payout Period")


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 7

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING FROM THESE CONTRACTS. THE FIRST TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU SURRENDER ONE OF THESE CONTRACTS. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGES FOR RAVA 5 ADVANTAGE:

(Contingent deferred sales load as a percentage of purchase payments surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.


               SEVEN-YEAR SCHEDULE                                TEN-YEAR SCHEDULE
                                                                                SURRENDER CHARGE
  NUMBER OF COMPLETED         SURRENDER CHARGE        NUMBER OF COMPLETED      PERCENTAGE APPLIED
YEARS FROM DATE OF EACH    PERCENTAGE APPLIED TO    YEARS FROM DATE OF EACH     TO EACH PURCHASE
    PURCHASE PAYMENT       EACH PURCHASE PAYMENT        PURCHASE PAYMENT             PAYMENT
           0                         7%                        0                        8%

           1                         7                         1                        8

           2                         7                         2                        8

           3                         6                         3                        7

           4                         5                         4                        6

           5                         4                         5                        5

           6                         2                         6                        4

           7+                        0                         7                        3

                                                               8                        2

                                                               9                        1

                                                              10+                       0



SURRENDER CHARGE FOR RAVA 5 SELECT:

(Contingent deferred sales load as a percentage of purchase payments surrendered)


              SURRENDER CHARGE
CONTRACT     PERCENTAGE APPLIED
  YEAR      TO PURCHASE PAYMENTS
    1                 7%

    2                 6

    3                 5

    4                 4

   5+                 0


There are no surrender charges on and after the fourth contract anniversary.

SURRENDER CHARGE FOR RAVA 5 ACCESS:

0%

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See
"Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.


--------------------------------------------------------------------------------
 8 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

CONTRACT ADMINISTRATIVE CHARGE


ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                  MAXIMUM: $50   CURRENT: $30

ANNUAL CONTRACT ADMINISTRATIVE CHARGE IF YOUR CONTRACT VALUE EQUALS    MAXIMUM: $20   CURRENT: $0
OR EXCEEDS $50,000

CONTRACT ADMINISTRATIVE CHARGE AT FULL SURRENDER                       MAXIMUM: $50   CURRENT: $30


ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value)

YOU MUST CHOOSE A PRODUCT, A DEATH BENEFIT GUARANTEE AND THE LENGTH OF YOUR CONTRACT'S SURRENDER CHARGE SCHEDULE. THE COMBINATION YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEES YOU PAY. THE TABLE BELOW SHOWS THE COMBINATIONS AVAILABLE TO YOU AND THEIR COST.

RAVA 5 ADVANTAGE WITH TEN-YEAR SURRENDER CHARGE SCHEDULE


                                                                               MORTALITY AND
                                                                             EXPENSE RISK FEE

Standard Death Benefit                                                             0.85%

ROPP Death Benefit                                                                 1.20

MAV Death Benefit                                                                  1.10

5-year MAV Death Benefit                                                           0.95

5% Accumulation Death Benefit                                                      1.25

Enhanced Death Benefit                                                             1.30



RAVA 5 ADVANTAGE WITH SEVEN-YEAR SURRENDER CHARGE


                                                                               MORTALITY AND
                                                                             EXPENSE RISK FEE

Standard Death Benefit                                                             0.95%

ROPP Death Benefit                                                                 1.30

MAV Death Benefit                                                                  1.20

5-year MAV Death Benefit                                                           1.05

5% Accumulation Death Benefit                                                      1.35

Enhanced Death Benefit                                                             1.40



RAVA 5 SELECT


                                                                               MORTALITY AND
                                                                             EXPENSE RISK FEE

Standard Death Benefit                                                             1.20%

ROPP Death Benefit                                                                 1.55

MAV Death Benefit                                                                  1.45

5-year MAV Death Benefit                                                           1.30

5% Accumulation Death Benefit                                                      1.60

Enhanced Death Benefit                                                             1.65



RAVA 5 ACCESS


                                                                               MORTALITY AND
                                                                             EXPENSE RISK FEE

Standard Death Benefit                                                             1.35%

ROPP Death Benefit                                                                 1.70

MAV Death Benefit                                                                  1.60

5-year MAV Death Benefit                                                           1.45

5% Accumulation Death Benefit                                                      1.75

Enhanced Death Benefit                                                             1.80




--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 9

OTHER ANNUAL EXPENSES
OPTIONAL DEATH BENEFITS

If eligible, you may select an optional death benefit in addition to the Standard Death Benefit, MAV and 5-year MAV death benefits. The fees apply only if you elect the optional rider.



BENEFIT PROTECTOR DEATH BENEFIT RIDER FEE                                          0.25%

BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER FEE                                     0.40%


(As a percentage of contract value charged annually on the contract anniversary.)

OPTIONAL LIVING BENEFITS

If eligible, you may select one of the following optional living benefits. The optional living benefits require participation in the PN program, The fees apply only if you select one of these benefits.




ACCUMULATION PROTECTOR BENEFIT(R) (APB(R)) RIDER FEE              MAXIMUM: 1.75%          CURRENT: 1.75%(1)




(NOT AVAILABLE FOR CONTRACT APPLICATIONS SIGNED ON OR AFTER FEB. 27, 2012)


(Charged annually on the contract anniversary as a percentage of contract value or the minimum contract accumulation value, whichever is greater.)


(1) For contract applications signed prior to Oct. 4, 2010, the current fee is 1.25% and for contract applications signed Oct. 4, 2010 through Nov. 13, 2011, the current fee is 1.50%.





SECURESOURCE STAGES(R) 2 - SINGLE LIFE RIDER FEE                  MAXIMUM: 1.75%          CURRENT: 1.50%(2)

SECURESOURCE STAGES(R) 2 - JOINT LIFE RIDER FEE                   MAXIMUM: 2.25%          CURRENT: 1.75%(2)



(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)




(2) For contract applications signed prior to Nov. 14, 2011, SecureSource Stage 2 - Single life rider current fee is 0.95% and SecureSource Stages 2 - Joint life rider current fee is 1.15% and for contract applications signed Nov. 14, 2011 through Feb. 26, 2012, SecureSource Stages 2 - Single life rider current fee is 1.10% and SecureSource Stages 2 - Joint life rider current fee is 1.35%.


ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2011, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN EACH FUND'S PROSPECTUS.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.50%                2.16%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Accounts and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 5 ADVANTAGE, RAVA 5 SELECT AND RAVA 5 ACCESS*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

AllianceBernstein VPS Large Cap Growth Portfolio (Class B)       0.75%      0.25%    0.09%           --%          1.09%


American Century VP Value, Class II                              0.88       0.25       --            --           1.13


BlackRock Global Allocation V.I. Fund (Class III)                0.64       0.25     0.26          0.02           1.17(1)


Columbia Variable Portfolio - Balanced Fund (Class 3)            0.64       0.13     0.16            --           0.93(2)


Columbia Variable Portfolio - Cash Management Fund (Class        0.33       0.25     0.14            --           0.72(2)
2)


Columbia Variable Portfolio - Diversified Bond Fund (Class       0.41       0.25     0.13            --           0.79
2)




--------------------------------------------------------------------------------
 10 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 5 ADVANTAGE, RAVA 5 SELECT AND RAVA 5 ACCESS* (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Columbia Variable Portfolio - Diversified Equity Income          0.57%      0.25%    0.13%           --%          0.95%
Fund (Class 2)


Columbia Variable Portfolio - Dynamic Equity Fund (Class 2)      0.66       0.25     0.16          0.01           1.08


Columbia Variable Portfolio - Emerging Markets Opportunity       1.07       0.25     0.25            --           1.57(2)
Fund (Class 2)


Columbia Variable Portfolio - Global Bond Fund (Class 2)         0.55       0.25     0.16            --           0.96


Columbia Variable Portfolio - Global Inflation Protected         0.42       0.25     0.14            --           0.81
Securities Fund (Class 2)


Columbia Variable Portfolio - High Income Fund (Class 2)         0.63       0.25     0.15            --           1.03(2),(3)


Columbia Variable Portfolio - High Yield Bond Fund (Class        0.58       0.25     0.17            --           1.00(2)
2)


Columbia Variable Portfolio - Income Opportunities Fund          0.57       0.25     0.14            --           0.96
(Class 2)


Columbia Variable Portfolio - International Opportunity          0.79       0.25     0.21            --           1.25
Fund (Class 2)


Columbia Variable Portfolio - Large Cap Growth Fund (Class       0.71       0.25     0.17            --           1.13(2)
2)


Columbia Variable Portfolio - Limited Duration Credit Fund       0.46       0.25     0.13            --           0.84(2)
(Class 2)


Columbia Variable Portfolio - Marsico International              1.02       0.25     0.20            --           1.47(2),(3)
Opportunities Fund (Class 2)


Columbia Variable Portfolio - Mid Cap Growth Opportunity         0.76       0.25     0.17            --           1.18(2)
Fund (Class 2)


Columbia Variable Portfolio - Mid Cap Value Opportunity          0.74       0.25     0.14            --           1.13
Fund (Class 2)


Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)       0.10       0.13     0.27            --           0.50


Columbia Variable Portfolio - Select Large-Cap Value Fund        0.71       0.25     0.26            --           1.22(2)
(Class 2)


Columbia Variable Portfolio - Select Smaller-Cap Value Fund      0.79       0.25     0.19            --           1.23(2)
(Class 2)


Columbia Variable Portfolio - Short Duration U.S.                0.36       0.25     0.15            --           0.76
Government Fund (Class 2)


Columbia Variable Portfolio - Strategic Income Fund (Class       0.60       0.25     0.07            --           0.92(4)
2)


DWS Alternative Asset Allocation VIP, Class B                    0.27       0.25     0.34          1.30           2.16(5)


Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2          0.56       0.25     0.09            --           0.90


Fidelity(R) VIP Mid Cap Portfolio Service Class 2                0.56       0.25     0.10            --           0.91


FTVIPT Franklin Small Cap Value Securities Fund - Class 2        0.50       0.25     0.16          0.01           0.92


FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.13            --           0.98


Janus Aspen Series Janus Portfolio: Service Shares               0.56       0.25     0.07            --           0.88


Janus Aspen Series Moderate Allocation Portfolio: Service        0.05       0.25     0.47          0.73           1.50(6)
Shares


MFS(R) Utilities Series - Service Class                          0.73       0.25     0.08            --           1.06


Morgan Stanley UIF Mid Cap Growth Portfolio, Class II            0.75       0.35     0.30            --           1.40(7)
Shares


Neuberger Berman Advisers Management Trust Socially              0.85       0.25     0.21            --           1.31(8)
Responsive Portfolio (Class S)


Oppenheimer Global Securities Fund/VA, Service Shares            0.63       0.25     0.13            --           1.01


Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA,             0.69       0.25     0.14            --           1.08(9)
Service Shares


PIMCO VIT All Asset Portfolio, Advisor Share Class               0.43       0.25       --          0.74           1.42(10)


PIMCO VIT Global Multi-Asset Portfolio, Advisor Class            0.95       0.25       --          0.51           1.71(11)


Variable Portfolio - Aggressive Portfolio (Class 2)                --       0.25     0.02          0.79           1.06


Variable Portfolio - American Century Diversified Bond Fund      0.46       0.25     0.13            --           0.84
(Class 2)


Variable Portfolio - American Century Growth Fund (Class 2)      0.63       0.25     0.12            --           1.00


Variable Portfolio - Columbia Wanger International Equities      0.92       0.25     0.21            --           1.38(12)
Fund (Class 2)


Variable Portfolio - Columbia Wanger U.S. Equities Fund          0.86       0.25     0.14            --           1.25(12)
(Class 2)


Variable Portfolio - Conservative Portfolio (Class 2)              --       0.25     0.02          0.61           0.88


Variable Portfolio - Davis New York Venture Fund (Class 2)       0.71       0.25     0.13            --           1.09(12)


Variable Portfolio - DFA International Value Fund (Class 2)      0.84       0.25     0.17            --           1.26(12)


Variable Portfolio - Eaton Vance Floating-Rate Income Fund       0.63       0.25     0.16            --           1.04(12)
(Class 2)


Variable Portfolio - Goldman Sachs Mid Cap Value Fund            0.77       0.25     0.13            --           1.15(12)
(Class 2)


Variable Portfolio - Invesco International Growth Fund           0.83       0.25     0.16            --           1.24
(Class 2)




--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 11

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 5 ADVANTAGE, RAVA 5 SELECT AND RAVA 5 ACCESS* (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Variable Portfolio - J.P. Morgan Core Bond Fund (Class 2)        0.47%      0.25%    0.13%           --%          0.85%


Variable Portfolio - Jennison Mid Cap Growth Fund (Class 2)      0.75       0.25     0.13            --           1.13(12)


Variable Portfolio - Marsico Growth Fund (Class 2)               0.63       0.25     0.13            --           1.01


Variable Portfolio - MFS Value Fund (Class 2)                    0.63       0.25     0.12            --           1.00


Variable Portfolio - Moderate Portfolio (Class 2)                  --       0.25     0.02          0.71           0.98


Variable Portfolio - Moderately Aggressive Portfolio (Class        --       0.25     0.02          0.75           1.02
2)


Variable Portfolio - Moderately Conservative Portfolio             --       0.25     0.02          0.66           0.93
(Class 2)


Variable Portfolio - Morgan Stanley Global Real Estate Fund      0.85       0.25     0.16            --           1.26(12)
(Class 2)


Variable Portfolio - NFJ Dividend Value Fund (Class 2)           0.63       0.25     0.12            --           1.00


Variable Portfolio - Nuveen Winslow Large Cap Growth Fund        0.63       0.25     0.12            --           1.00
(Class 2)


Variable Portfolio - Partners Small Cap Growth Fund (Class       0.87       0.25     0.16            --           1.28(12)
2)


Variable Portfolio - Partners Small Cap Value Fund (Class        0.91       0.25     0.15          0.02           1.33(12)
2)


Variable Portfolio - PIMCO Mortgage-Backed Securities Fund       0.48       0.25     0.15            --           0.88
(Class 2)


Variable Portfolio - Pyramis(R) International Equity Fund        0.85       0.25     0.17            --           1.27(12)
(Class 2)


Variable Portfolio - Wells Fargo Short Duration Government       0.47       0.25     0.13            --           0.85
Fund (Class 2)


Wells Fargo Advantage VT Opportunity Fund - Class 2              0.65       0.25     0.17            --           1.07(13)


Wells Fargo Advantage VT Small Cap Growth Fund - Class 2         0.75       0.25     0.20          0.01           1.21





    *The Funds provided the information on their expenses and we have not independently verified the information.


   **The previous fund names can be found in the Appendix under "The Funds".




  ***Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).




  (1)Other expenses have been restated to reflect current fees. The sub-adviser has voluntarily agreed to waive 0.14% of the sub-advisory fee and such voluntary waiver can be reduced or discontinued at any time at the sole and exclusive discretion of the sub-adviser. After fee waivers, net expenses would be 1.03%.




  (2)Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.79% for Columbia Variable Portfolio - Balanced Fund (Class 3), 0.71% for Columbia Variable
     Portfolio - Cash Management Fund (Class 2), 1.51% for Columbia Variable Portfolio - Emerging Markets Opportunity Fund (Class 2), 0.97% for Columbia Variable Portfolio - High Income Fund (Class 2), 0.97% for Columbia Variable Portfolio - High Yield Bond Fund (Class 2), 1.04% for Columbia Variable Portfolio - Large Cap Growth Fund (Class 2), 0.78% for Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2), 1.44% for Columbia Variable Portfolio - Marsico International Opportunities Fund (Class 2), 1.13% for Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 2), 1.05% for Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 2) and 1.18% for Columbia Variable
     Portfolio - Select Smaller-Cap Value Fund (Class 2).




  (3)Other expenses have been restated to reflect contractual changes to certain other fees.




  (4)Management fees have been restated to reflect contractual changes to the investment advisory and/or administration fee rates. Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.




  (5)Through September 30, 2012, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.57%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.30%). Effective October 1, 2012 through April 30, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.62%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.30%). These agreements may only be terminated with the consent of the fund's Board.




  (6)Janus Capital has contractually agreed to waive the Portfolio's total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses and extraordinary expenses) to a certain limit until at least May 1, 2013. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees. After fee waivers, net expenses would be 1.37%.




  (7)The Portfolios' Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee paid to each Portfolios Distributor, Morgan Stanley Distribution, Inc.), will not exceed 1.15%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.




  (8)Neuberger Berman Management LLC ("NBM") has undertaken through Dec. 31, 2014, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.17% of the average daily net asset value. The expense limitation arrangement for the Portfolio's are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation.



--------------------------------------------------------------------------------
 12 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

  (9)The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05%.




 (10)PIMCO has contractually agreed, through May 1, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired fund fees and expenses listed in the table above. After fee waivers, net expenses would be 1.345%.




 (11)PIMCO has contractually agreed, through May 1, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term. In addition, PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio II Ltd. (the "GMA Subsidiary") to PIMCO. The GMA Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the GMA Subsidiary is in place. After fee waivers, net expenses would be 1.25%.




 (12)Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.25% for Variable
     Portfolio - Columbia Wanger International Equities Fund (Class 2), 1.21% for Variable Portfolio - Columbia Wanger U.S. Equities Fund (Class 2), 1.03% for Variable Portfolio - Davis New York Venture Fund (Class 2), 1.16% for Variable Portfolio - DFA International Value Fund (Class 2), 0.97% for Variable Portfolio - Eaton Vance Floating-Rate Income Fund (Class 2), 1.11% for Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 2), 1.07% for Variable Portfolio - Jennison Mid Cap Growth Fund (Class 2), 1.14% for Variable Portfolio - Morgan Stanley Global Real Estate Fund (Class 2), 1.22% for Variable Portfolio - Partners Small Cap Growth Fund (Class 2), 1.16% for Variable Portfolio - Partners Small Cap Value Fund (Class 2) and 1.25% for Variable Portfolio - Pyramis(R) International Equity Fund (Class
     2).




 (13)Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's total annual fund operating expenses after fee waiver, excluding certain expenses, at 1.00%. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.





--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 13

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the optional MAV Death Benefit, Benefit Protector Plus and SecureSource Stages 2 - Joint Life(1),(3). Although your actual costs may be lower, based on these assumptions your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA 5 ADVANTAGE

With a ten-year
surrender charge
schedule             $1,374      $2,659      $3,743      $6,352           $654       $1,937      $3,199      $6,260

RAVA 5 ADVANTAGE

With a seven-year
surrender charge
schedule              1,294       2,598       3,698       6,339            664        1,965       3,245       6,339

RAVA 5 SELECT         1,318       2,490       3,359       6,533            688        2,038       3,359       6,533

RAVA 5 ACCESS           703       2,081       3,426       6,648            703        2,081       3,426       6,648



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you have the Standard Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA 5 ADVANTAGE

With a ten-year
surrender charge
schedule              $915       $1,316      $1,489      $2,011           $168        $519       $  889      $1,911

RAVA 5 ADVANTAGE

With a seven-year
surrender charge
schedule               831        1,246       1,443       2,023            179         550          943       2,023

RAVA 5 SELECT          855        1,121       1,074       2,296            204         628        1,074       2,296

RAVA 5 ACCESS          220          675       1,153       2,456            220         675        1,153       2,456



(1) In these examples, the contract administrative charge is $50.
(2) In these examples, the contract administrative charge is $30.
(3) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional benefit is reflected rather than the fee that is currently being charged.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.


--------------------------------------------------------------------------------
 14 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts in Appendix G.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives, investment advisers and subadvisers, please see Appendix A.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation

--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 15
  program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) or Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds). Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.64% of the average daily net assets invested in the underlying funds through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the underlying funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in one of these contracts, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating financial advisors who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.


--------------------------------------------------------------------------------
 16 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs may not be available for contracts in some states.

Currently, unless the PN program is in effect, you may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000. These accounts are not offered after the annuitization start date.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The GPA interests under the contracts are registered with the SEC. The SEC staff reviews the disclosures in this prospectus on the GPA interests.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates).

We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses. Interest rates offered may vary by state, but will not be lower than state law allows. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company's general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations in interest rates. We achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 17

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Debt instruments that are unrated, but which are deemed by RiverSource Life to have an investment quality within the four highest grades;

- Other debt instruments which are unrated or rated below investment grade, limited to 15% of assets at the time of purchase; and

- Real estate mortgages, limited to 30% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Minnesota and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)
We will not apply an MVA to contract value you transfer or surrender out of the GPAs during the 30-day period ending on the last day of the guarantee period. During this 30 day window you may choose to start a new guarantee period of the same length, transfer the contract value from the specified GPA to a GPA of another length, transfer the contract value from the specified GPA to any of the subaccounts or the regular fixed account, or surrender the value from the specified GPA (all subject to applicable surrender and transfer provisions). If we do not receive any instructions by the end of your guarantee period, we will automatically transfer the contract value from the specified GPA into the shortest GPA term offered in your state. If no GPAs are offered, we will transfer the value to the regular fixed account, if available. If the regular fixed account is not available, we will transfer the value to the money market or cash management variable subaccount we designate.

We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as "early surrenders." The application of an MVA may result in either a gain or loss of principal.

The 30-day rule does not apply and no MVA will apply to:

- amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Disability Diagnosis; and

- amounts deducted for fees and charges.

Amounts we pay as death claims will not be reduced by any MVA.

When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:


               IF YOUR GPA RATE IS:                                       THE MVA IS:

Less than the new GPA rate + 0.10%                                         Negative

Equal to the new GPA rate + 0.10%                                          Zero

Greater than the new GPA rate + 0.10%                                      Positive


For an example, see Appendix B.

THE FIXED ACCOUNT


Amounts allocated to the fixed account become part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses. The guaranteed


--------------------------------------------------------------------------------
 18 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

THE REGULAR FIXED ACCOUNT
For RAVA 5 Advantage and RAVA 5 Select, unless the PN program is in effect, you also may allocate purchase payments or transfer contract value to the regular fixed account. For RAVA 5 Access contracts, you cannot allocate purchase payments or transfer contract value to the regular fixed account unless it is included in the investment option you selected under the PN program. Under the current PN program, the regular fixed account is not included in the investment options. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (See "Making the Most of Your Contract -- Transfer policies".).

THE SPECIAL DCA FIXED ACCOUNT
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.

You may allocate your entire initial purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.

In accordance with your investment instructions, we transfer a pro rata amount from the Special DCA fixed account to the subaccounts or PN program investment option you select monthly so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account or any GPA as a destination for the Special DCA monthly transfer.

The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:

- for the Special DCA fixed account and the regular fixed account; and

- for the Special DCA fixed accounts with terms of differing length.

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

- the Special DCA fixed account for a six month term;

- the Special DCA fixed account for a twelve month term;

- the PN program investment option in effect;


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 19

- if no PN program investment option is in effect, to the regular fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account and the GPAs.

Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.

If you participate in the PN program, and you change to a different PN program investment option while a Special DCA fixed account term is in progress, we will allocate transfers from the Special DCA fixed account to your newly-elected PN program investment option.

If your contract permits and you discontinue your participation in the PN program while a Special DCA fixed account term is in progress, we will allocate transfers from your Special DCA fixed account for the remainder of the term to the subaccounts in accordance with your current Special DCA fixed account allocation instructions. If your current Special DCA fixed account allocation instructions include a fund to which allocations are restricted and you do not provide new instructions, we will transfer prorated amounts to the valid portion of your allocation instruction.

You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account to the PN program investment option in effect, or if no PN program investment option is in effect, in accordance with your investment instructions to us to the regular fixed account, if available, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of your Contract -- Automated Dollar-Cost Averaging."

BUYING YOUR CONTRACT


New contracts as described in this prospectus are not currently being offered. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.



When you applied, you may have selected (if available in your state):


- GPAs, the regular fixed account(1), subaccounts and/or the Special DCA fixed account in which you want to invest;

- how you want to make purchase payments;

- a beneficiary;

- under RAVA 5 Advantage, the length of the surrender charge period (seven or ten years);

- one of the following optional death benefit riders:

  - ROPP Death Benefit;

  - MAV Death Benefit;

  - 5-Year MAV Death Benefit;

  - 5% Accumulation Death Benefit; or

  - Enhanced Death Benefit.

- One of the following additional optional death benefit riders:

  - Benefit Protector Death Benefit(2); or

  - Benefit Protector Plus Death Benefit(2);

- one of the following optional living benefit riders that require the use of the PN program:


  - Accumulation Protector Benefit(3); or


  - SecureSource Stages 2.

(1) For RAVA 5 Access contracts, you cannot select the regular fixed account unless it is included in a PN program investment option you selected. Under the current PN program, the regular fixed account is not included in the investment options.
(2) Not available with the 5% Accumulation or Enhanced Death Benefits.

(3) Not available for contract applications signed on or after Feb. 27, 2012.



--------------------------------------------------------------------------------
 20 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

The contracts provide for allocation of purchase payments to the subaccounts of the variable account, to the GPAs, to the regular fixed account (if available) and/or to the Special DCA fixed account subject to the $1,000 required minimum investment for the GPAs. We currently allow you to allocate the total amount of purchase payment to the regular fixed account for RAVA 5 Advantage and RAVA 5 Select. We reserve the right to limit purchase payment allocations to the regular fixed account at any time on a non-discriminatory basis with notification, subject to state restrictions. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term. For RAVA 5 Access contracts, you cannot allocate purchase payments to the regular fixed account unless it is included in a PN program investment option you selected. Under the current PN program, the regular fixed account is not included in the investment options. (See "Purchase Payments.")

If your application is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our corporate office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make regular payments to your contract under a scheduled payment plan. You must make an initial purchase payment of $1,000, $2,000 or $10,000 depending on the product and tax qualification (see "Buying Your Contract -- Purchase Payments"). Then, to begin the scheduled payment plan, you will complete and send a form and your first scheduled payment plan payment along with your application. There is no charge for the scheduled payment plan. You can stop your scheduled payment plan payments at any time.

THE ANNUITIZATION START DATE
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized or converted to a stream of monthly payments. If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. Unless annuity payout Plan E is selected, you will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.

The annuitization start date must be:

- no earlier than the 30th day after the contract's effective date; and no later than

- the owner's 95th birthday or the tenth contract anniversary, if later,

- or such other date as agreed to by us.

Six months prior to your annuitization date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.

If you do not make an election, annuity payouts using the contract's default option of annuity payout Plan B - Life with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, beneficiaries will continue to receive payments until 10 years of payments have been made.

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take surrenders to meet your required minimum distributions.

Please see "SecureSource Stages 2 -- Other Provisions" section regarding options under this rider at the annuitization start date.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 21

BENEFICIARY
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

If you select the SecureSource Stages 2 - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS

Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of the contract. If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start. For contract applications with SecureSource Stages 2 rider signed on or after Feb. 3, 2012, we will consider your contract void from the start if we do not receive your initial purchase payment within 90 days from the application signed date.


MINIMUM INITIAL PURCHASE PAYMENTS

                                                                      RAVA 5      RAVA 5     RAVA 5
                                                                    ADVANTAGE     SELECT     ACCESS
                                                                    ---------    -------    -------
QUALIFIED ANNUITIES..............................................     $1,000     $ 2,000    $ 2,000
NONQUALIFIED ANNUITIES...........................................     $2,000     $10,000    $10,000



MINIMUM ADDITIONAL PURCHASE PAYMENTS

  $50


MAXIMUM TOTAL PURCHASE PAYMENTS* (without corporate office approval) based on your age on the effective date of the payment:

For the first year and total:
  through age 85.............................................................   $1,000,000
  for ages 86 to 90..........................................................   $  100,000
  age 91 or older............................................................   $        0
For each subsequent year:
  through age 85.............................................................   $  100,000
  for ages 86 to 90..........................................................   $   50,000
  age 91 or older............................................................   $        0


* These limits apply in total to all RiverSource Life annuities you own unless a higher amount applies to your contract. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code's limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.

Additional purchase payment restrictions for contracts with the Accumulation Protector Benefit rider

Additional purchase payments for contracts with the Accumulation Protector Benefit rider are not allowed during the waiting period except for the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up.

Additional purchase payment restrictions for contracts with the SecureSource Stages 2 rider

The riders prohibit additional purchase payments while the rider is effective, if (1) you decline a rider fee increase, or (2) the Annual Lifetime Payment
(ALP) is established and your contract value on an anniversary is less than four times the ALP. (For the purpose of this calculation only, the ALP is determined using percentage B, as described under "Optional Living Benefits -- SecureSource Stages 2 Riders.")




EFFECTIVE FEB. 27, 2012, NO ADDITIONAL PURCHASE PAYMENTS ARE ALLOWED FOR CONTRACT APPLICATIONS SIGNED PRIOR TO FEB. 27, 2012 WITH SECURESOURCE STAGES 2 RIDERS, SUBJECT TO CERTAIN EXCEPTIONS LISTED BELOW.



CERTAIN EXCEPTIONS APPLY AND THE FOLLOWING ADDITIONAL PURCHASE PAYMENTS WILL BE ALLOWED ON OR AFTER FEB. 27, 2012:



a. FOR CONTRACTS SOLD BEFORE FEB. 3, 2012, (1) purchase payments received within 90 calendar days from the contract application signed date and (2) Tax Free Exchanges, rollovers, and transfers listed on the annuity application and received within 180 days from the contract application signed date.



--------------------------------------------------------------------------------
 22 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

b. FOR CONTRACTS SOLD FEB. 3, 2012 THROUGH FEB. 26, 2012, all purchase payments received within 90 calendar days from the contract application signed date.



c. Prior and current tax year contributions up to the annual limit set up by the IRS for any qualified annuities. This annual limit applies to IRAs, Roth IRAs and SEP plans.



We reserve the right to change these current rules any time, subject to state restrictions.


HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SCHEDULED PAYMENT PLAN

We can help you set up a bank authorization.

LIMITATIONS ON USE OF CONTRACTS
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 23

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. We reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.

If you take a full surrender of your contract, we will deduct the charge at the time of surrender regardless of the contract value. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit (other than when deducted from the Full Surrender Value component of the death benefit).

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the fixed account. We cannot increase these fees.

The mortality and expense risk fee you pay is based on the product you choose, the death benefit guarantee in effect and the surrender charge schedule that applies to your contract.

RAVA 5 ADVANTAGE WITH TEN-YEAR SURRENDER CHARGE SCHEDULE


                                                                              MORTALITY AND
                                                                            EXPENSE RISK FEE

Standard Death Benefit                                                            0.85%

ROPP Death Benefit(1)                                                             1.20

MAV Death Benefit                                                                 1.10

5-year MAV Death Benefit                                                          0.95

5% Accumulation Death Benefit                                                     1.25

Enhanced Death Benefit                                                            1.30



RAVA 5 ADVANTAGE WITH SEVEN-YEAR SURRENDER CHARGE


                                                                              MORTALITY AND
                                                                            EXPENSE RISK FEE

Standard Death Benefit                                                            0.95%

ROPP Death Benefit(1)                                                             1.30

MAV Death Benefit                                                                 1.20

5-year MAV Death Benefit                                                          1.05

5% Accumulation Death Benefit                                                     1.35

Enhanced Death Benefit                                                            1.40


RAVA 5 SELECT


                                                                              MORTALITY AND
                                                                            EXPENSE RISK FEE

Standard Death Benefit                                                            1.20%

ROPP Death Benefit(1)                                                             1.55

MAV Death Benefit                                                                 1.45

5-year MAV Death Benefit                                                          1.30

5% Accumulation Death Benefit                                                     1.60

Enhanced Death Benefit                                                            1.65




--------------------------------------------------------------------------------
 24 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

RAVA 5 ACCESS


                                                                              MORTALITY AND
                                                                            EXPENSE RISK FEE

Standard Death Benefit                                                            1.35%

ROPP Death Benefit(1)                                                             1.70

MAV Death Benefit                                                                 1.60

5-year MAV Death Benefit                                                          1.45

5% Accumulation Death Benefit                                                     1.75

Enhanced Death Benefit                                                            1.80


(1) Only available for purchase as an optional rider for ages 80 or older on the rider effective date.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge more than $20 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 5 Advantage or RAVA 5 Select, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE
If you surrender all or part of your contract before the annuitization start date, we may deduct a surrender charge. For RAVA 5 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 5 Select, a surrender charge applies if you surrender all or part of your contract value in the first four contract years. There is no surrender charge for RAVA 5 Access. The surrender charge percentages that apply to you are shown in your contract.

If you are buying a new contract as an inherited IRA, please consider carefully your surrender charge selection. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution.

You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA). The FA varies depending on whether your contract includes the SecureSource Stages 2 rider:


CONTRACT WITHOUT SECURESOURCE STAGES 2 RIDER

The FA is the greater of:

- 10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year; or

- current contract earnings.

During the first contract year, the FA is the greater of:

- 10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or

- current contract earnings.


CONTRACT WITH SECURESOURCE STAGES 2 RIDER

The FA is the greatest of:

- 10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year;


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 25

- current contract earnings; or

- the Remaining Annual Lifetime Payment.

During the first contract year, the FA is the greatest of:

- 10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA;

- current contract earnings; or

- the Remaining Annual Lifetime Payment.

Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA 5 ADVANTAGE:

A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:

1. First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis.

2. Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.

3. Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.

The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.

We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see "Expense Summary"), and then adding the total surrender charges.

SURRENDER CHARGE UNDER RAVA 5 SELECT:

A surrender charge will apply if you surrender some or all of your contract value during the first four contract years. The surrender charge amount is determined by multiplying purchase payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage.

1. First we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first four contract years.

The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.

SURRENDER CHARGE UNDER RAVA 5 ACCESS:

There is no surrender charge if you surrender all or part of your contract.

PARTIAL SURRENDERS:

For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge and any positive or negative market value adjustment, will equal the amount you request.

For an example, see Appendix C.

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

- surrenders each year that represent the total free amount for that year;

- required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution;


--------------------------------------------------------------------------------
 26 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

  - amounts applied to an annuity payment plan (EXCEPTION: As described below, if you select annuity payout Plan E, and choose later to surrender the value of your remaining annuity payments, we will assess a surrender charge.)

  - surrenders made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions). Waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;

  - amounts we refund to you during the free look period; and

  - death benefits.

  CONTINGENT EVENTS

  - Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.

  - Surrenders you make if you are disabled with a medical condition and are diagnosed in the second or later contract years, with reasonable medical certainty, that the disability will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician's statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See
"Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans".)

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

OPTIONAL LIVING BENEFIT CHARGES

SECURESOURCE STAGES 2 RIDER CHARGE
We deduct an annual charge for this optional feature only if you select it as follows:


- SecureSource Stages 2 - Single Life rider, 1.50%(1)



- SecureSource Stages 2 - Joint Life rider, 1.75(1)



(1) For contract applications signed prior to Nov. 14, 2011, SecureSource Stages 2 - Single life rider current fee is 0.95% and SecureSource Stages 2 - Joint life rider current fee is 1.15% and for contract applications signed Nov. 14, 2011 through Feb. 26, 2012, SecureSource Stages 2 - Single life rider current fee is 1.10% and SecureSource Stages 2 - Joint life rider current fee is 1.35%.


The charge is based on the greater of the benefit base (BB) or the anniversary contract value, but not more than the maximum BB of $10,000,000.

We deduct the charge from your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the SecureSource Stages 2 rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 27

Currently the SecureSource Stages 2 rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The SecureSource Stages 2 - Single Life rider fee will not exceed a maximum of 1.75%. The SecureSource Stages 2 - Joint Life rider fee will not exceed a maximum of 2.25%.

The following describes how your annual rider fee may increase:

1. We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

  (A) You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:

      (i) all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,

      (ii)  any ability to make additional purchase payments,

      (iii) any future rider credits, and the credit base (CB) will be permanently reset to zero,

      (iv) any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries, and

      (v) the ability to change your investment option to one that is more aggressive than your current investment option. Any change to a less aggressive investment option will further limit the investment options available to the then current and less aggressive investment options.

  (B) You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher that your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.

2. Your annual rider fee may increase if you elect to change to a more aggressive investment option than your current investment option and if the new investment option has a higher current annual rider fee. The annual rider fees associated with the available investment option may change at our discretion, however these changes will not apply to this rider unless you change your current investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same investment option or move to a less aggressive one. Also, this type of fee increase does not allow you to terminate the rider.

If your rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The fee does not apply after the annuitization start date.

ACCUMULATION PROTECTOR BENEFIT RIDER CHARGE

We deduct an annual charge for this optional feature only if you select it.(1) If selected, we deduct an annual charge based on a fee of 1.75%(2) of the greater of your contract value or the minimum contract accumulation value on your contract anniversary. We prorate this fee among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.


Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the waiting period. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.

Currently, the Accumulation Protector Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The Accumulation Protector Benefit rider fee will not exceed a maximum of 1.75%.

We may increase the annual rider fee at our discretion and on a nondiscriminatory basis, independent of the fee in effect for new sales.

We will not change the Accumulation Protector Benefit rider fee in effect on your contract after the rider effective date unless:

(a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b) you change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each investment option.

If you choose the elective step up, the elective spousal continuation step up, or change your PN program investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the

--------------------------------------------------------------------------------
 28 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS valuation date we receive your written request to step up or change your investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The fee does not apply after the benefit date or after the annuitization start date.


(1) Accumulation Protector Benefit rider is not available for contract applications signed on or after Feb. 27, 2012.


(2) For contract applications signed prior to Oct. 4, 2010, the current fee is 1.25% and for contract applications signed Oct. 4, 2010 through Nov. 13, 2011, the current fee is 1.50%.


OPTIONAL DEATH BENEFIT CHARGES

BENEFIT PROTECTOR RIDER CHARGE
We deduct a charge for this optional feature only if you select it. If selected, we deduct an annual fee of 0.25% of your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations when necessary.

If the contract or rider is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the charge from the contract value adjusted for the number of calendar days coverage was in place during the contract year.

We cannot increase this annual fee after the rider effective date.

BENEFIT PROTECTOR PLUS RIDER CHARGE
We deduct a charge for this optional feature only if you select it. If selected, we deduct an annual fee of 0.40% of your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value We will modify this prorated approach to comply with state regulations when necessary. If the contract or rider is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the charge from the contract value adjusted for the number of calendar days coverage was in place during the contract year.

We cannot increase this annual fee after the rider effective date.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPA
We value the amounts you allocate to the GPA directly in dollars. The GPA value equals:

- the sum of your purchase payments and transfer amounts allocated to the GPA;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the charge for any of the following optional benefits you have selected:

  - Benefit Protector Death Benefit;

  - Benefit Protector Plus Death Benefit;

  - Accumulation Protector Benefit rider; or

  - SecureSource Stages 2 rider.

THE FIXED ACCOUNT
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 29

- the sum of your purchase payments allocated to the regular fixed account and the Special DCA fixed account, and transfer amounts to the regular fixed account (including any positive or negative MVA on amounts transferred from the GPAs);

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge; and

- minus any prorated portion of the charge for any of the following optional benefits you have selected:

  - Benefit Protector Death Benefit;

  - Benefit Protector Plus Death Benefit;

  - Accumulation Protector Benefit rider; or

  - SecureSource Stages 2 rider.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);

- partial surrenders;

- surrender charges;

and a deduction of a prorated portion of:

- the contract administrative charge; and

- the charge for any of the following optional benefits you have selected.:

  - Benefit Protector Death Benefit;

  - Benefit Protector Plus Death Benefit;

  - Accumulation Protector Benefit rider; or

  - SecureSource Stages 2 rider.

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;


--------------------------------------------------------------------------------
 30 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- fund capital gains or losses;

- fund operating expenses; and/or

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals).

For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. You may not set up automated transfers to or from the GPAs or set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic payments under a scheduled payment plan.

There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.


HOW DOLLAR-COST AVERAGING WORKS


                                                                                           NUMBER
By investing an equal number                                  AMOUNT     ACCUMULATION     OF UNITS
of dollars each month ...                           MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                     Jan       $100           $20           5.00

                                                     Feb        100            18           5.56

you automatically buy                                Mar        100            17           5.88

more units when the                    (ARROW)       Apr        100            15           6.67
per unit market price is low                         May        100            16           6.25

                                                     June       100            18           5.56

                                                     July       100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high                                 Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.

Dollar-cost averaging as described in this section is not available when the PN program is in effect. However, subject to certain restrictions, dollar-cost averaging is available through the Special DCA fixed account. See the "Special DCA Fixed Account" and "Portfolio Navigator Program" sections in this prospectus for details.

ASSET REBALANCING
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 31

Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Navigator Program" below).

As long as you are not participating in a PN program, asset rebalancing is available for use with the Special DCA fixed account (see "Special DCA Fixed Account") only if your subaccount allocation for asset rebalancing is exactly the same as your subaccount allocation for transfers from the Special DCA fixed account. If you change your subaccount allocations under the asset rebalancing program or the Special DCA fixed account, we will automatically change the subaccount allocations so they match. If you do not wish to have the subaccount allocation be the same for the asset rebalancing program and the Special DCA fixed account, you must terminate the asset rebalancing program or the Special DCA fixed account, as you may choose.

PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM)
Under the PN program for living benefit riders your contract value is currently allocated to one of five investment options, each of which is a fund of funds which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds' investment objective ("Portfolio Navigator funds"). The PN program is available for nonqualified annuities and for qualified annuities.

You are required to participate in the PN program if your contract includes an optional Accumulation Protector Benefit rider or SecureSource Stages 2 rider. If your contract does not include one of these riders, you may not participate in the PN Program; but you may choose to allocate your contract value to one or more of the Portfolio Navigator funds without being in the PN program. You should review any PN program information, including the prospectus for the funds of funds, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.

THE PORTFOLIO NAVIGATOR FUNDS. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. The funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach. Columbia Management Investment Advisers is the investment adviser of each of the funds of funds, and Columbia Management Investment Advisers or an affiliate is the investment adviser of each of the underlying funds in which the funds of funds invest. Morningstar Associates, LLC serves as an independent consultant to Columbia Management Investment Advisers to provide recommendations regarding portfolio construction and ongoing analysis of the funds of funds. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your contract value under the PN program. Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management Investment Advisers and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management Investment Advisers and the fund's board of trustees.

Below are the target asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:

1. Variable Portfolio - Aggressive Portfolio: 80% Equity / 20% Fixed Income

2. Variable Portfolio - Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income

3. Variable Portfolio - Moderate Portfolio: 50% Equity / 50% Fixed Income

4. Variable Portfolio - Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income

5. Variable Portfolio - Conservative Portfolio: 20% Equity / 80% Fixed Income

FUND OF FUNDS CONFLICTS OF INTEREST. In providing investment advisory services for the funds of funds and the underlying funds in which the funds of funds invest, Columbia Management Investment Advisers is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which Columbia Management Investment Advisers and its affiliates are subject, see the funds of funds prospectus.

PARTICIPATING IN THE PN PROGRAM. You are responsible for determining which investment option is best for you. Your financial advisor can help you make this determination, although his or her assistance is not offered in connection with an investment advisory agreement specific to the PN program. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style that is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which investment option most closely matches your investing style. While the scoring of the investor questionnaire is

--------------------------------------------------------------------------------
 32 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the fund of funds you select or have selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of a specific investment option, or your decision to change to a different investment option.

Currently, there are five Portfolio Navigator funds, ranging from conservative to aggressive. You may not use more than one investment option at a time.

If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment option you have chosen.

You may request a change to your fund of funds up to twice per contract year by written request on an authorized form or by another method agreed to by us. If your contract includes an optional Accumulation Protector Benefit or SecureSource Stages 2 rider and you make such a change, we may charge you a higher fee for your rider. (See "Charges -- Optional Living Benefit Charges") If your contract includes SecureSource Stages 2 rider, we reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see "Making the Most of Your Contract -- Transferring Among
Accounts -- Market Timing"). If your contract includes the SecureSource Stages 2 rider, we reserve the right to limit the number of investment options from which you can select, subject to state restrictions.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of investment options based on the amount of your initial purchase payment;

- cancel required participation in the program after 30 days written notice; and

- discontinue the PN program after 30 days written notice.

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By investing in a fund of funds, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a fund of funds, see the prospectus for funds of funds.

LIVING BENEFIT RIDERS REQUIRING PARTICIPATION IN THE PN PROGRAM:
If you purchase the optional Accumulation Protector Benefit rider or the optional SecureSource Stages 2 rider, you are required to participate in the PN program (as it now exists or as we may modify it in the future) under the terms of each rider.


- ACCUMULATION PROTECTOR BENEFIT RIDER (NOT AVAILABLE FOR CONTRACT APPLICATIONS SIGNED ON OR AFTER FEB. 27, 2012): You cannot terminate the Accumulation Protector Benefit rider. As long as the Accumulation Protector Benefit rider is in effect, your contract value must be invested in one of the investment options. You cannot select the aggressive investment option as your investment option, or transfer to the aggressive investment option while the rider is in effect. The Accumulation Protector Benefit rider automatically ends at the end of the waiting period, and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to participate in any of the investment options, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM UNTIL THE END OF THE WAITING PERIOD.


- SECURESOURCE STAGES 2 RIDER: SecureSource Stages 2 rider requires that your contract value be invested in one of the investment options for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make. There is no minimum number of investment options that must be offered in connection with the SecureSource Stages 2 rider. Currently the limitation is five, each a fund of funds, from which you may select one. Because you cannot terminate the SecureSource Stages 2 rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the investment options. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE SECURESOURCE STAGES 2 RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM FOR THE LIFE OF THE CONTRACT.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while the PN program is in effect.

You may transfer contract value from any one subaccount, GPAs, the regular fixed account and the Special DCA fixed account, to another subaccount before the annuitization start date. For RAVA 5 Advantage and RAVA 5 Select contracts, certain restrictions apply to transfers involving the GPAs and the regular fixed account. For RAVA 5 Access contracts, you cannot transfer to the regular fixed account unless it is included in PN program investment option that you selected. Under the current

--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 33

PN program, the regular fixed account is not included in the investment options. You may not transfer contract value to the Special DCA fixed account. You may not transfer contract value from the Special DCA fixed account except as part of automated monthly transfers.

The date your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period, unless an exception applies.

We may suspend or modify transfer privileges at any time, subject to state regulatory requirements.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

FOR RAVA 5 ADVANTAGE AND RAVA 5 SELECT

- Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts or the GPAs, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account, you may not make a transfer from any subaccount or GPA to the regular fixed account for six months following that transfer, partial surrender or termination.


- You may transfer contract values from the regular fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the regular fixed account are not subject to an MVA. Currently, you may transfer the entire contract value to the regular fixed account. Subject to state restrictions, we reserve the right to limit transfers to the regular fixed account at any time on a non-discriminatory basis with notification. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1) or $10,000, whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value form the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. Subject to state restrictions, we reserve the right to change the percentage allowed to be transferred from the regular fixed account at any time on a non-discriminatory basis with notification.


- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

- You may not transfer contract values from the subaccounts, the GPAs or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or the PN program investment option in effect. (See "Special DCA Fixed Account.")

- After the annuitization start date, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and Special DCA fixed account.

(1) All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.

FOR RAVA 5 ACCESS

- Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs at any time.

- You may not make a transfer to the regular fixed account unless it is part of a PN program investment option in which you elect to participate. Under the current PN program, the regular fixed account is not included in the investment options.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").


--------------------------------------------------------------------------------
 34 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- You may not transfer contract values from the subaccounts or the GPAs into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or the PN program investment option in effect. (See "Special DCA Fixed Account.") After the annuitization start date, you may not make transfers to or from the GPAs, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and Special DCA fixed account.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 35

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance**

MAXIMUM AMOUNT

Transfers or surrenders:  Contract value or entire account balance

   * Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.
  ** The contract value after a partial surrender must be at least $500.


--------------------------------------------------------------------------------
 36 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers among your subaccounts, GPAs or regular fixed account (if available) or automated partial surrenders from the GPAs, regular fixed account, Special DCA fixed account or the subaccounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the regular fixed account are limited to 30% of the regular fixed account value at the beginning of the contract year or $10,000, whichever is greater.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- If the PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (see "Special DCA Fixed Account" and "Making the Most of Your Contract -- Portfolio Navigator Program").

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If you have a SecureSource Stages 2 rider, you may set up automated partial surrenders up to the lifetime benefit amount available for withdrawal under the rider.

MINIMUM AMOUNT

Transfers or surrenders:  $50

MAXIMUM AMOUNT

Transfers or surrenders: None (except for automated transfers from the regular fixed account)

 3 BY TELEPHONE

Call:

1-800-862-7919




MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT

Transfers:                Contract value or entire account balance

Surrenders:               $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges, or any applicable optional rider charges (see "Charges") and


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 37
federal income taxes and penalties. State and local income taxes may also apply (see "Taxes"). You cannot make surrenders after the annuitization start date except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the SecureSource Stages 2 rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider will be reduced (see "Optional Benefits"). The first partial surrender request during the 1-year waiting period and any partial surrender request that exceeds the amount allowed under the rider(s) and impacts the guarantees provided, will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.

In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender money from all your subaccounts , GPAs, the Special DCA fixed account and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise(1). The minimum contract value after partial surrender is $500.

(1) If you elected the SecureSource Stages 2 or Accumulation Protector Benefit rider, you do not have the option to request from which account to surrender.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE:  We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

CHANGING THE ANNUITANT

If you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership.


--------------------------------------------------------------------------------
 38 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. We will honor any change of ownership request received in good order that we believe is authentic, and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders and any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

The death benefit may change due to a change of ownership.

- The Benefit Protector Plus rider will terminate upon transfer of ownership of the annuity contract.

- If you have the Benefit Protector rider, if any owner is older than age 75 immediately following the ownership change, the rider will terminate upon change of ownership. If all owners are younger than age 76, the rider continues unless the owner chooses to terminate it during the 30-day window following the effective date of the ownership change. The Benefit Protector death benefit values may be reset (see "Optional Death Benefits -- Benefit Protector Death Benefit Rider").

- If you elected the ROPP Death Benefit and if any owner is older than age 79 immediately following the ownership change, the ROPP Death Benefit will continue. If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

- If you elected the 5-Year MAV Death Benefit and if any owner is older than age 75 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 75 or younger, the 5-Year MAV Death Benefit will continue.

- If you elected the MAV Death Benefit, the 5% Accumulation Death Benefit or the EDB and if any owner is older than age 79 immediately following the ownership change, these riders will terminate and the Standard Death Benefit will apply. If all owners are age 79 or younger, the MAV Death Benefit, 5% Accumulation Death Benefit or EDB will continue.

- The ROPP Death Benefit, MAV Death Benefit, 5-Year MAV Death Benefit, 5% Accumulation Death Benefit and EDB values may be reset (see "Benefits in the Case of Death").

- If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see
  "Charges -- Mortality and Expense Risk Fee").

For the SecureSource Stages 2 - Single Life rider, an ownership change that would result in a different covered person will terminate the rider, subject to state restrictions.

The SecureSource Stages 2 - Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s). If ownership is transferred from a covered spouse to their revocable trust(s), the annuitant must be one of the covered spouses. No other ownership changes are allowed while this rider is in force, subject to state restrictions.

The Accumulation Protector Benefit rider will continue upon change of ownership. (See "Optional Benefits.")

IF YOU DIE BEFORE THE ANNUITIZATION START DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender

--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 39

Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.

For RAVA5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see "Optional Living Benefits", Optional Death Benefits" and "Benefits in the Case of Death -- Standard Death Benefit"). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see "Charges -- Mortality and Expense Risk Fee").

If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

  Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. For RAVA 5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see "Optional Living Benefits", "Optional Death Benefits" and "Benefits in the Case of
  Death -- Standard Death Benefit"). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see "Charges -- Mortality and Expense Risk Fee"). If your spouse is the sole beneficiary and elects to treat the contract as his/her own as an inherited IRA, the SecureSource Stages 2 rider will terminate.

  If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.

  If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse beneficiary must submit the applicable investment options form or the Portfolio Navigator program enrollment form. No additional purchase payments will be accepted. The death benefit payable on the death of the spouse beneficiary is the greater of the contract value after any rider charges have been deducted and the Full Surrender Value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.


--------------------------------------------------------------------------------
 40 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form or the Portfolio Navigator program enrollment form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the greater of the contract value after any rider charges have been deducted and the Full Surrender Value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit.

In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT


We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date while this contract is in force. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.


If you are age 79 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:

- the contract value after any rider charges have been deducted;

- the Return of Purchase Payments (ROPP) value; or

- the Full Surrender Value.


If you are age 80 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of contract value after any rider charges have been deducted or the Full Surrender Value.


HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE STANDARD DEATH BENEFIT AND OPTIONAL DEATH BENEFITS:

ROPP VALUE: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.

ADJUSTED PARTIAL SURRENDERS

     PS X DB
     -------
        CV


       PS = amount by which the contract value is reduced as a result of the partial surrender.

       DB = the death benefit on the date of (but prior to) the partial surrender.

       CV = the contract value on the date of (but prior to) the partial surrender.


COVERED LIFE CHANGE: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.

FULL SURRENDER VALUE: is the contract value immediately prior to the surrender (immediately prior to payment of a death claim for death benefits) less:

  - any surrender charge,

  - pro rata rider charges,

  - the contract charge, and

plus:

  - any positive or negative market value adjustment.

For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value).

After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 41

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 79 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:

- You purchase the contract with a payment of $20,000

- During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments minus adjusted partial surrenders, calculated as:           $20,000
     $1,500 x $20,000
     ----------------  =                                                             -1,667
          $18,000
                                                                                    -------

for a standard death benefit of:                                                    $18,333
since this is greater than your contract value of $16,500



OPTIONAL BENEFITS

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay out obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

OPTIONAL DEATH BENEFITS
In addition to the Standard Death Benefit, we also offer the following optional death benefits at contract issue:

- ROPP Death Benefit;

- MAV Death Benefit;

- 5-Year MAV Death Benefit;

- 5% Accumulation Death Benefit;

- Enhanced Death Benefit;

- Benefit Protector Death Benefit; and

- Benefit Protector Plus Death Benefit.

If it is available in your state and if you are age 75 or younger at contract issue, you can elect any one of the above optional death benefits other than the ROPP death benefit; the MAV, 5% Accumulation and Enhanced are available if you are 79 or younger; you may elect the ROPP Death Benefit if you are age 80 or older. (ROPP is included in the Standard Death Benefit if you are 79 or younger at contract issue.)

Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see "Changing Ownership") or continuation of the contract by the spouse under the spousal continuation provision.

The death benefit determines the mortality and risk expense fee that is assessed against the subaccounts. We will base the benefit paid on the death benefit coverage in effect on the date of your death.

IF AVAILABLE IN YOUR STATE AND YOU ARE AGE 80 OR OLDER AT CONTRACT ISSUE, YOU MAY SELECT THE ROPP DEATH BENEFIT DESCRIBED BELOW AT THE TIME YOU PURCHASE YOUR CONTRACT. BE SURE TO DISCUSS WITH YOUR FINANCIAL ADVISOR WHETHER OR NOT THIS DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

RETURN OF PURCHASE PAYMENTS (ROPP) DEATH BENEFIT
The ROPP Death Benefit will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:

1. the contract value after any rider charges have been deducted,

2. the ROPP Value as described above, or

3. the Full Surrender Value as described above.


--------------------------------------------------------------------------------
 42 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

For a spouse who continues the contract and is age 80 or older, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If the spouse who continues the contract is age 79 or younger, the optional ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for the spouse who continues the contract, if any owner is age 80 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.

If all owners are age 79 or younger, the optional ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

IF AVAILABLE IN YOUR STATE AND YOU ARE AGE 75 OR YOUNGER AT CONTRACT ISSUE, YOU MAY SELECT ONE OF THE DEATH BENEFITS DESCRIBED BELOW AT THE TIME YOU PURCHASE YOUR CONTRACT. IF AVAILABLE IN YOUR STATE AND YOU ARE BETWEEN AGES 76-79 AT CONTRACT ISSUE, YOU MAY ONLY SELECT THE MAV DEATH BENEFIT, 5% ACCUMULATION DEATH BENEFIT OR ENHANCED DEATH BENEFIT. THE DEATH BENEFITS DO NOT PROVIDE ANY ADDITIONAL BENEFIT BEFORE THE FIRST CONTRACT ANNIVERSARY AND MAY NOT BE APPROPRIATE FOR CERTAIN OLDER ISSUE AGES BECAUSE THE BENEFIT VALUES MAY BE LIMITED AFTER AGE 80. BE SURE TO DISCUSS WITH YOUR FINANCIAL ADVISOR WHETHER OR NOT THESE DEATH BENEFITS ARE APPROPRIATE FOR YOUR SITUATION.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT
The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1. the contract value after any rider charges have been deducted;

2. the ROPP value as described above;

3. the MAV; or

4. the Full Surrender Value as described above.

The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders.

For a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If your spouse is age 80 or older when the contract is continued, the MAV death benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:

  (a) the contract value after any rider charges have been deducted, or

  (b) the MAV on that date, but prior to the reset.

If any new owner is age 80 or older at the time of the covered life change, the MAV death benefit will terminate and the Standard Death Benefit will apply.

5-YEAR MAXIMUM ANNIVERSARY VALUE (5-YEAR MAV) DEATH BENEFIT
The 5-year MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1. the contract value after any rider charges have been deducted;

2. the ROPP value as described above;

3. the 5-year MAV; or

4. the Full Surrender Value as described above.

The 5-year MAV equals the ROPP value prior to the fifth contract anniversary. Every fifth contract anniversary prior to the earlier of your 81st birthday or your death, we compare the 5-year MAV to the current contract value and we reset the 5-Year MAV to the higher amount. The 5-year MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders.

For a spouse who is age 75 or younger and continues the contract, we reset the 5-Year MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death

--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 43
benefit that would otherwise have been paid (without regard to the Full Surrender Value). If your spouse is age 76 or older when the contract was continued, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for a spouse who continues the contract, if all owners are age 75 or younger, we reset the 5-Year MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:

  (a) the contract value after any rider charges have been deducted, or

  (b) the 5-Year MAV on that date, but prior to the reset.

If any owner is age 76 or older at the time of the covered life change, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.

5% ACCUMULATION DEATH BENEFIT
The 5% Accumulation Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

  1. the contract value after any rider charges have been deducted;

  2. the ROPP value as described above;

  3. the 5% accumulation death benefit floor; or

  4. the Full Surrender Value as described above.

The key terms and provisions of the 5% Accumulation Death Benefit are:

5% ACCUMULATION DEATH BENEFIT FLOOR: is equal to the sum of:

  1. the contract value in the Excluded Accounts (currently, regular fixed account and GPAs), if any, and

  2. the variable account floor.

PROTECTED ACCOUNT BASE (PAB) AND EXCLUDED ACCOUNT BASE (EAB): Adjustments to variable account floor require tracking amounts representing purchase payments, not previously surrendered, that are allocated or transferred to the Protected Accounts (currently, subaccounts and the Special DCA fixed account) and Excluded Accounts.

  - PAB equals amounts representing purchase payments, not previously surrendered or transferred, that are in the Protected Accounts.

  - EAB equals amounts representing purchase payments, not previously surrendered or transferred, that are in the Excluded Accounts.

VARIABLE ACCOUNT FLOOR: Variable account floor is PAB increased on contract anniversaries prior to the earlier of your 81(st) birthday or your death.

NET TRANSFER: If multiple transfers are made on the same valuation day, they are combined to determine the net amount of contract value being transferred between the Protected Accounts and Excluded Accounts. This net transfer amount is used to adjust the EAB, PAB and variable account floor values.

ESTABLISHMENT OF VARIABLE ACCOUNT FLOOR, PAB AND EAB

On the contract date, 1) variable account floor and PAB are established as your initial purchase payment allocated to the Protected Accounts; and 2) EAB is established as your initial purchase payment allocated to the Excluded Accounts.

ADJUSTMENTS TO VARIABLE ACCOUNT FLOOR, PAB AND EAB

Variable account floor, PAB and EAB are adjusted by the following:

1. When an additional purchase payment is made;

   (A) any payment you allocate to the Protected Accounts are added to PAB and to variable account floor, and

   (B) any payment you allocate to the excluded accounts are added to EAB.

2. When transfers are made to the Protected Accounts from the Excluded Accounts, we increase PAB and variable account floor, and we reduce EAB.

   The amount we deduct from EAB and add to PAB and to variable account floor is calculated for each net transfer using the following formula:

A X B
-----  where:
  C



    A = the amount the contract value in the Excluded Accounts is reduced by the net transfer


--------------------------------------------------------------------------------
 44 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

    B = EAB on the date of (but prior to) the transfer

    C = the contract value in the Excluded Accounts on the date of (but prior to) the transfer.

3. When partial surrenders are made from the Excluded Accounts, we reduce EAB by the same amount as calculated above for transfers from the Excluded Accounts, using surrender amounts in place of transfer amounts. Partial surrenders from Excluded Accounts do not increase PAB.

4. When transfers are made to the Excluded Accounts from the Protected Accounts, we reduce PAB and variable account floor, and increase EAB.

The amounts we deduct from PAB and variable account floor are calculated for each net transfer using the following formula:

A X B
-----  where:
  C



    A = the amount the contract value in the Protected Accounts is reduced by the net transfer

    B = the applicable PAB or variable account floor on the date of (but prior to) the transfer

    C = the contract value in the Protected Accounts on the date of (but prior to) the transfer.

The amount we subtract from PAB is added to EAB.

5. When partial surrenders are made from the Protected Accounts, we reduce PAB and variable account floor by the same amount as calculated above for transfers from the Protected Accounts, using surrender amounts in place of transfer amounts. Partial surrenders from Protected Accounts do not increase EAB.

6. After a covered life change for a spouse who continues the contract, variable account floor and PAB are reset to the contract value in the Protected Accounts on the date of continuation. EAB is reset to the contract value in the Excluded Accounts on the date of continuation. The contract value is after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value).

7. After a covered life change other than for a spouse who continues the contract, variable account floor, PAB and EAB are reset on the valuation date we receive your written request for the covered life change.

    Variable account floor and PAB are reset to the lesser of A or B where:

       A = the contract value (after any rider charges have been deducted) in the Protected Accounts on that date, and

       B = Variable account floor on that date (but prior to the reset).

    EAB is reset to the lesser of A or B where:

       A = the contract value (after any rider charges have been deducted) in the Excluded Accounts on that date, and

       B = EAB on that date (but prior to the reset).

8. On a contract anniversary when variable account floor is greater than zero:

    (A) On the first contract anniversary, we increase variable account floor by an amount equal to 5%, multiplied by variable account floor as of 60 days after the contract date.

    (B) On each subsequent contract anniversary prior to the earlier of your 81(st) birthday or your death, we increase variable account floor by 5 %, multiplied by the prior contract anniversary's variable account floor.

    (C) Any variable account floor increase on contract anniversaries does not increase PAB or EAB.

For contracts issued in New Jersey and Washington state, the cap on the variable account floor is 200% of PAB.

For a spouse who is age 79 or younger and continues the contract, the 5% Accumulation Death Benefit will continue and the values may be reset as described above. If your spouse is age 80 or older when the contract is continued, the 5% Accumulation Death Benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, the 5% Accumulation Death Benefit will continue and the values may be reset as described above. If any owner is age 80 or older at the time of the covered life change, the 5% Accumulation death benefit will terminate and the Standard Death Benefit will apply.

ENHANCED DEATH BENEFIT
The Enhanced Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 45

1. contract value after any rider charges have been deducted;

2. the ROPP value as described above;

3. the MAV as described above;

4. the 5% accumulation death benefit floor as described above; or

5. the Full Surrender Value as described above.

For a spouse who is age 79 or younger and continues the contract, the Enhanced Death Benefit will continue and the values may be reset as described above. If your spouse is age 80 or older when the contract is continued, the Enhanced Death Benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, the Enhanced Death Benefit will continue and the values may be reset as described above. If any owner is age 80 or older at the time of the covered life change, the Enhanced Death Benefit will terminate and the Standard Death Benefit will apply.

For an example of how each death benefit is calculated, see Appendix D.

BENEFIT PROTECTOR DEATH BENEFIT
The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you are age 70 or older at the rider effective date. The Benefit Protector does not provide any additional benefit before the first rider anniversary.

If this rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. You must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the Benefit Protector Plus rider, the 5% Accumulation Death Benefit or the Enhanced Death Benefit.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:

- the applicable death benefit, plus:

- 40% of your earnings at death if you were under age 70 on the rider effective date; or

- 15% of your earnings at death if you were age 70 or older on the rider effective date.

If this rider is effective after the contract date or if there has been a covered life change, remaining purchase payments is established or set as the contract value on the rider effective date or, if later, the date of the most recent covered life change. Thereafter, remaining purchase payments is increased by the amount of each additional purchase payment and adjusted for each partial surrender.

EARNINGS AT DEATH: For purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus remaining purchase payments. Partial surrenders will come from any earnings before reducing purchase payments in the contract. The earnings at death may not be less than zero and may not be more than 250% of the remaining purchase payments that are one or more years old.

Note: Remaining purchase payments is calculated differently and is not the same value as purchase payments not previously surrendered used in the surrender charge calculation.

TERMINATING THE BENEFIT PROTECTOR

- You may terminate the rider within 30 days after the first rider anniversary.

- You may terminate the rider within 30 days after any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full surrender from the contract or on the annuitization start date.

- Your spouse may terminate the rider within 30 days following the effective date of the spousal continuation if your spouse is age 75 or younger.

- You may terminate the rider within 30 days following the effective date of an ownership change if you are age 75 or younger.


--------------------------------------------------------------------------------
 46 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- The rider will terminate for a spousal continuation or ownership change if the spouse or any owner is age 76 or older at the time of the change.

- The rider will terminate after the death benefit is payable, unless the spouse continues the contract under spousal continuation provision.

- The rider will terminate when beneficiary elects an alternative payment plan which is an inherited IRA.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the annuitization start date, your spouse may keep the contract as owner. Your spouse will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract and the age of the spouse at the time of the change will be used to determine the earnings at death percentage going forward. If your spouse does not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value) and we will substitute this new contract value on the date of death for "remaining purchase payments" used in calculating earnings at death.

After a covered life change other than a spouse that continues the contract, all owners will be subject to all of the limitations and restrictions of the rider just as if they were purchasing a new contract; and the age of all owners at the time of the change will be used to determine the earnings at death percentage going forward. If any owner does not qualify for the rider on the basis of age, we will terminate the rider. If they do qualify for the rider on the basis of age, we will substitute the contract value on the date of the ownership change for remaining purchase payments used in calculating earnings at death.

For an example, please see Appendix D.

BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)
The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you are 70 or older at the rider effective date. It does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your investment professional whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and you are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available for transfers, exchanges or rollovers. If this is a non-qualified annuity, the transfers, exchanges or rollovers must be from another annuity or life insurance policy. You may not select this rider if you select the Benefit Protector Rider, 5% Accumulation Death Benefit or the Enhanced Death Benefit.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.

The Benefit Protector Plus provides that if you die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:

the benefits payable under the Benefit Protector described above, plus:

a percentage of purchase payments made within 60 days of contract issue not previously surrendered as follows:


                                  PERCENTAGE IF YOU ARE                           PERCENTAGE IF YOU ARE
RIDER YEAR WHEN DEATH OCCURS:     UNDER AGE 70 ON THE RIDER EFFECTIVE DATE        70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                           0%                                               0%

Three and Four                                       10%                                            3.75%

Five or more                                         20%                                             7.5%




--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 47

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

- the applicable death benefit plus:


RIDER YEAR WHEN    IF YOU ARE UNDER AGE 70                               IF YOU ARE AGE 70
DEATH OCCURS       ON THE RIDER EFFECTIVE DATE, ADD . . .                OR OLDER ON THE RIDER EFFECTIVE DATE, ADD . . .

One                Zero                                                  Zero

Two                40% x earnings at death (see above)                   15% x earnings at death

Three and Four     40% x (earnings at death + 25% of initial purchase    15% x (earnings at death + 25% of initial purchase
                   payment*)                                             payment*)

Five or more       40% x (earnings at death + 50% of initial purchase    15% x (earnings at death + 50% of initial purchase
                   payment*)                                             payment*)


* Initial purchase payments are payments made within 60 days of rider issue not previously surrendered.

TERMINATING THE BENEFIT PROTECTOR PLUS
- You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full surrender from the contract, on the annuitization start date, or when the death benefit is payable.

- The rider will terminate if there is a covered life change.

- The rider will terminate when a beneficiary elects an alternative payment plan which is an inherited IRA.

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid without regard to the Full Surrender Value. We will then terminate the Benefit Protector Plus (see "Benefits in Case of Death").

For an example, see Appendix D.

OPTIONAL LIVING BENEFITS
SECURESOURCE STAGES 2 RIDERS
The SecureSource Stages 2 rider is an optional benefit that you can add to your contract for an additional charge. This benefit is intended to provide to you, after the lifetime benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains.

The SecureSource Stages 2 rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime. This rider may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed in order to receive the full benefits of the rider.

Your benefits under the rider can be reduced if any of the following occurs:

- If you take any withdrawals during the 1-year waiting period, the lifetime benefit amount will be determined using percentage B for the appropriate age band as long as rider benefits are payable;

- If you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the lifetime benefit is available;

- If you take a withdrawal and later choose to allocate your contract value to a Portfolio Navigator fund of funds that is more aggressive than the target fund;

- If the contract value is 20% or more below purchase payments increased by any contract anniversary gains or rider credits and adjusted for withdrawals (see withdrawal adjustment base described below).

The SecureSource Stages 2 rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year after the lifetime benefit is established. Your age at the time of the first withdrawal will determine the age band for as long as benefits are payable except as described in the lifetime payment percentage provision.

As long as your total withdrawals during the current year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with excess withdrawal processing. At any time, you may withdraw any amount up to your entire surrender value, subject to excess withdrawal processing under the rider.


Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by annual step-ups, through withdrawals over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.



--------------------------------------------------------------------------------
 48 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

Subject to conditions and limitations, the lifetime benefit amount can be increased if a rider credit is available or your contract value has increased on a rider anniversary. The principal back guarantee can also be increased if your contract value has increased on a rider anniversary.

AVAILABILITY
There are two optional SecureSource Stages 2 riders available under your contract:

- SecureSource Stages 2 -- Single Life

- SecureSource Stages 2 -- Joint Life

The information in this section applies to both SecureSource Stages 2 riders, unless otherwise noted.

For the purpose of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource Stages 2 -- Single Life rider covers one person. The SecureSource Stages 2 -- Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Stages 2 -- Single Life rider or the SecureSource Stages 2 -- Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource Stages 2 rider is an optional benefit that you may select, if approved in your state, for an additional annual charge if:

- SINGLE LIFE: you are 85 or younger on the date the contract is issued; or

- JOINT LIFE: you and your spouse are 85 or younger on the date the contract is issued.

The SecureSource Stages 2 riders are not available under an inherited qualified annuity.

The SecureSource Stages 2 rider guarantees that after the waiting period, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:

- SINGLE LIFE: death (see "At Death" heading below).

- JOINT LIFE: the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below).

KEY TERMS
The key terms associated with the SecureSource Stages 2 rider are:

AGE BANDS: Each age band is associated with a two lifetime payment percentages. The covered person (JOINT LIFE: the younger covered spouse) must be at least the youngest age shown in the first age band for the annual lifetime payment to be established. After the annual lifetime payment is established, in addition to your age, other factors determine when you move to a higher age band.

ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the covered person (JOINT LIFE: the younger covered spouse) has reached the youngest age in the first age band. After the waiting period, the annual withdrawal amount guaranteed by the rider can vary each contract year.

ANNUAL STEP-UP: an increase in the benefit base and/or the principal back guarantee and a possible increase in the lifetime payment percentage that is available each rider anniversary if your contract value increases, subject to certain conditions.

BENEFIT BASE (BB): used to calculate the annual lifetime payment and the annual rider charge. The BB cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.

CREDIT BASE (CB): used to calculate the rider credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.

EXCESS WITHDRAWAL: (1) a withdrawal taken before the annual lifetime payment is established, or (2) a withdrawal that is greater than the remaining annual lifetime payment after the annual lifetime payment is established.

EXCESS WITHDRAWAL PROCESSING: a reduction in benefits if a withdrawal is taken before the annual lifetime payment is established or if a withdrawal exceeds the remaining annual lifetime payment.

LIFETIME PAYMENT PERCENTAGE: used to calculate your annual lifetime payment. Two percentages ("percentage A" and "percentage B") are used for each age band. The difference between percentage A and percentage B is referred to as the income bonus. Percentage B is referred to as the minimum lifetime payment percentage.

PRINCIPAL BACK GUARANTEE (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by annual step-ups, as long as there is no excess withdrawal or benefit reset.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 49

REMAINING ANNUAL LIFETIME PAYMENT (RALP): as you take withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. After the annual lifetime payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year.

RIDER CREDIT: an amount that can be added to the benefit base on each of the first ten contract anniversaries based on a rider credit percentage of 8% for the first anniversary and 6% thereafter, as long as no withdrawals have been taken since the rider effective date and you do not decline any annual rider fee increase. Investment performance and excess withdrawals may reduce or eliminate the benefit of any rider credits. Rider credits may result in higher rider charges that may exceed the benefit from the credits.

WAITING PERIOD: the period of time before you can take a withdrawal without limiting benefits under the rider. If you take any withdrawals during the waiting period, the lifetime benefit amount will be determined using percentage B, the minimum lifetime payment percentage, for the appropriate age band and percentage A, and therefore the income bonus, will not be available as long as rider benefits are payable. The waiting period starts on the rider effective date and ends on the day prior to the first anniversary.

WITHDRAWAL: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.

WITHDRAWAL ADJUSTMENT BASE (WAB): one of the components used to determine the lifetime payment percentage after the waiting period. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.

IMPORTANT SECURESOURCE STAGES 2 RIDER CONSIDERATIONS
You should consider whether a SecureSource Stages 2 rider is appropriate for you taking into account the following considerations:

- LIFETIME BENEFIT LIMITATIONS: The lifetime benefit is subject to certain limitations, including but not limited to:

  SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the covered person is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner even if the covered person is still living (see "At Death" heading below). This possibility may present itself when there are multiple contract owners -- when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living.

  JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

- WITHDRAWALS: Please consider carefully when you start taking withdrawals from this rider. If you take any withdrawals during the 1-year waiting period, the lifetime benefit amount will be determined using percentage B for the appropriate age band and percentage A, and therefore income bonus, will not be available as long as rider benefits are payable. Any withdrawals in the first 10 years will terminate any remaining rider credits. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the lifetime benefit is available ("excess withdrawal"), the guaranteed amounts under the rider will be reduced.

- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must elect one of the investment options under the PN program. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see "Market Timing").

  You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.

  Immediately following a withdrawal your contract value will be reallocated to the target investment option classification as shown in your contract if your current investment option is more aggressive than the target investment option classification. This automatic reallocation is not included in the total number of allowed investment option changes per contract year. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option classification that is more aggressive than the Moderate investment option after 30 days written notice.


--------------------------------------------------------------------------------
 50 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

  After you have taken a withdrawal and prior to any benefit reset, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, you will be in the accumulation phase again and your rider benefit will be reset as follows:

  1. the BB, PBG and WAB will be reset to the contract value, if less than their current amount; and

  2. the ALP and RALP, if available, will be recalculated.

You may request to change your investment option by written request on an authorized form or by another method agreed to by us.

- NON-CANCELABLE: Once elected, the SecureSource Stages 2 rider may not be cancelled (except as provided under "Rider Termination" heading below) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).

  Dissolution of marriage does not terminate the SecureSource Stages 2 -- Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource Stages 2 -- Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).

- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner's death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.

  For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

  If you select the SecureSource Stages 2 -- Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".

- INTERACTION WITH TOTAL FREE AMOUNT (FA) CONTRACT PROVISION: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The FA may be greater than the remaining annual lifetime payment under this rider. Any amount you withdraw under the contract's FA provision that exceeds the remaining annual lifetime payment is subject to the excess withdrawal processing described below.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 591/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD during the waiting period the lifetime benefit amount will be determined using percentage B for as long as rider benefits are payable. While the rider permits certain excess withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 51

- TREATMENT OF CIVIL UNIONS AND DOMESTIC PARTNERS: The Federal Defense of Marriage Act ("DOMA") does not recognize same-sex marriages or civil unions, even if permitted under applicable state law. As a result, a beneficiary of a deceased owner who was treated as married to the owner under state law and for purposes of this rider, but whose marriage is not recognized under DOMA, will be required to take distributions from the contract in the manner applicable to non-spouse beneficiaries. In some circumstances, these required distributions could substantially reduce or eliminate the value of the rider. See "Taxes -- Other -- Spousal status."


LIFETIME BENEFIT DESCRIPTION
SINGLE LIFE ONLY: COVERED PERSON: the person whose life is used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.

JOINT LIFE ONLY: COVERED SPOUSES: the contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the covered person (JOINT LIFE: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the lifetime payment percentage. Anytime the lifetime payment percentage or BB changes as described below, the ALP will be recalculated. After the waiting period and when the ALP is established, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year.

If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.

SINGLE LIFE: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person's attained age equals age 50.

JOINT LIFE: The ALP is established on the earliest of the following dates:

- The rider effective date if the younger covered spouse has already reached age 50.

- The date the younger covered spouse's attained age equals age 50.

- Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.

- Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): the annual lifetime payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.

LIFETIME PAYMENT PERCENTAGE: used to calculate the annual lifetime payment. Two percentages are used for a given age band, percentage A or percentage B, depending on the factors described below.

For ages:

- 50-58, percentage A is 4% and percentage B is 3%.

- 59-64, percentage A is 5% and percentage B is 4%.

- 65-79, percentage A is 6% and percentage B is 5%.

- 80 and older, percentage A is 7% and percentage B is 6%.

The age band for the lifetime payment percentage is determined at the following times:

- When the ALP is established: The age band used to calculate the initial ALP is the percentage for the covered person's attained age (JOINT LIFE: younger covered spouse's attained age).

- On the covered person's subsequent birthdays (JOINT LIFE: younger covered spouse's subsequent birthdays): Except as noted below, if the covered person's new attained age (JOINT LIFE: younger covered spouse's attained age) is in a higher age band,

--------------------------------------------------------------------------------
 52 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS
  then the higher age band will be used to determine the appropriate lifetime payment percentage. (However, if you decline any rider fee increase or if a withdrawal has been taken since the ALP was established, then the lifetime payment percentage will not change on subsequent birthdays.)

- Upon annual step-ups (see "Annual Step ups" below).

- For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no rider fee increase has been declined, the lifetime payment percentage will be reset based on the Age Band for the remaining covered spouse's attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse's attained age will be used to determine the age band for the lifetime payment percentage. In the event of remarriage of the covered spouses to each other, the lifetime payment percentage used is the percentage for the younger covered spouse's attained age.

The following determines whether percentage A or percentage B is used for each applicable age band:

During the waiting period, percentage B will be used. If you take a withdrawal in the waiting period, percentage B will be used and the income bonus will not be available for as long as rider benefits are payable.

If no withdrawal is taken during the waiting period, after the waiting period a comparison of your contract value and the withdrawal adjustment base (WAB) determines whether percentage A or percentage B is used to calculate the ALP unless the percentage is fixed as described below. Market volatility, a prolonged flat, low or down market, rider credits, and the deduction of charges all impact whether you are eligible for percentage A or percentage B.

On each valuation date, if the benefit determining percentage is less than the 20% adjustment threshold, then percentage A is used in calculating your ALP, otherwise percentage B is used. The benefit determining percentage is calculated as follows, but it will not be less than zero:

       1 - (A/B) where:

       A = Contract value at the end of the prior valuation period

       B = WAB at the end of the prior valuation period

After the ALP is established and after the waiting period, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year. Beginning on the next rider anniversary, the lifetime payment percentage can change on each valuation day as described above until a withdrawal is taken in that contract year.


However, at the earliest of (1), (2) or (3) below Percentage A or Percentage B will be set and remain fixed as long as the benefit is payable:


- if the ALP is established, when your contract value on a rider anniversary is less than two times the benefit base (BB) multiplied by percentage B for your current age band, or

- when the contract value reduces to zero, or

- on the date of death (JOINT LIFE: remaining covered spouse's date of death) when a death benefit is payable.

For certain periods of time at our discretion and on a non-discriminatory basis, your lifetime payment percentage may be set by us to percentage A if more favorable to you.

DETERMINATION OF ADJUSTMENTS OF BENEFIT VALUES: Your lifetime benefit values (benefit base (BB), credit base (CB) and withdrawal adjustment base (WAB)) and principal back guarantee (PBG) are determined at the following times and are subject to a maximum amount of $10 million each:

- On the contract date: The WAB, CB, BB and PBG are set equal to the initial purchase payment.

- When an additional purchase payment is made: If the WAB and CB are greater than zero, the WAB and CB will be increased by the amount of each additional purchase payment. The BB and PBG will be increased by the amount of each additional purchase payment.

- When a withdrawal is taken: If the CB is greater than zero, the CB will be permanently reset to zero when the first withdrawal is taken, and there will be no additional rider credits.

  (a) If the first withdrawal is taken during the waiting period, the WAB will be permanently reset to zero. If the first withdrawal is taken after the waiting period, the WAB will be reduced by the "adjustment for withdrawal," as defined below.

  (b) if the ALP is established and the withdrawal is less than or equal to the RALP, the BB does not change and the PBG is reduced by the amount of the withdrawal, but it will not be less than zero.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 53

  (c) if the ALP is not established, excess withdrawal processing will occur as follows. The BB will be reduced by the "adjustment for withdrawal," and the PBG will be reduced by the greater of the amount of the withdrawal or the "adjustment for withdrawal," but it will not be less than zero.

  (d) If the ALP is established and the withdrawal is greater than the RALP, excess withdrawal processing will occur as follows:

  The PBG will be reset to the lesser of:

  (i) the PBG reduced by the amount of the withdrawal, but it will not be less than zero; or

  (ii) the PBG minus the RALP on the date of (but prior to) the withdrawal and further reduced by an amount calculated as follows, but it will not be less than zero:

A X B
-----  where:
  C



       A = the amount of the withdrawal minus the RALP

       B = the PBG minus the RALP on the date of (but prior to) the withdrawal

       C = the contract value on the date of (but prior to) the withdrawal minus the RALP

  The BB will be reduced by an amount as calculated below:

D X E
-----  where:
  F



       D = the amount of the withdrawal minus the RALP

       E = the BB on the date of (but prior to) the withdrawal

       F = the contract value on the date of (but prior to) the withdrawal minus the RALP.

ADJUSTMENT FOR WITHDRAWAL DEFINITION: When the WAB, PBG or BB is reduced by a withdrawal in the same proportion as the contract value is reduced, the proportional amount deducted is the "adjustment for withdrawal." The "adjustment for withdrawal" is calculated as follows:

G X H
-----  where:
  I



       G = the amount the contract value is reduced by the withdrawal

       H = the WAB, BB or PGB (as applicable) on the date of (but prior to) the withdrawal

       I = the contract value on the date of (but prior to) the withdrawal.

RIDER ANNIVERSARY PROCESSING: The following describes how the WAB, BB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the lifetime payment percentage can change on rider anniversaries.

- The WAB on rider anniversaries: Unless the WAB is permanently reset to zero or you decline any rider fee increase, the WAB (after any rider credit is added) will be increased to the contract value, if the contract value is greater.

- RIDER CREDITS: If you did not take any withdrawals and you did not decline any rider fee increase, rider credits are available for the first ten contract anniversaries.

  On the first anniversary, the rider credit equals the credit base (CB) 180 days following the rider effective date multiplied by 8%. On any subsequent anniversaries, the rider credit equals the CB as of the prior rider anniversary multiplied by 6%. On the first anniversary the BB and WAB will be set to the greater of the current BB, or the BB 180 days following the contract date increased by the rider credit and any additional purchase payments since 180 days following the rider effective date. On any subsequent rider credit dates the BB and WAB will be set to the greater of the current BB, or the BB on the prior anniversary increased by the rider credit and any additional purchase payments since the prior anniversary. If the CB is greater than zero, the CB will be permanently reset to zero on the 10(th) rider anniversary after any adjustment to the WAB and BB, and there will be no additional rider credits.

- ANNUAL STEP UPS: Beginning with the first rider anniversary, an annual step-up may be available. If you decline any rider fee increase, future annual step-ups will no longer be available.

  The annual step-up will be executed on any rider anniversary where the contract value is greater than the PBG or the BB after any rider credit is added. If an annual step-up is executed, the PBG, BB and lifetime payment percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If the covered person's attained age (Joint Life: younger covered spouses attained age) on the rider anniversary is in a higher age band and (1) there is an

--------------------------------------------------------------------------------
 54 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS
  increase to BB due to a step-up or (2) the BB is at the maximum of $10,000,000 so there was no step-up of the BB, then the higher age band will be used to determine the appropriate lifetime payment percentage, regardless of any prior withdrawals.

OTHER PROVISIONS
REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the remaining annual lifetime payment on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:

- The annual lifetime payment is established;

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. If any withdrawal is taken in the waiting period, including RMDs, Percentage B for the applicable age band will be used as long as rider benefits are payable. Any withdrawals taken before the annual lifetime payment is established or withdrawing amounts greater than the remaining annual lifetime payment that do not meet these conditions will result in excess withdrawal processing. The amount in excess of the RALP that is not subject to excess withdrawal processing will be recalculated if the ALP changes due to a lifetime payment percentage changes. See Appendix F for additional information.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH (SPOUSAL
CONTINUATION):

SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Stages 2 -- Single Life rider terminates.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Stages 2 -- Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

Unless you decline a rider fee increase, at the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Rider Anniversary Processing -- Annual Step-Up" heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. The WAB, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.

RULES FOR SURRENDER: Minimum contract values following surrender no longer apply to your contract. For withdrawals, the withdrawal will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.

If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional rider credits. Also, the following will occur:

- If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (JOINT LIFE: both covered spouses).

- If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (JOINT LIFE: both covered spouses).

  In either case above:

  - These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, We have the right to change the frequency, but no less frequently than annually.

  - We will no longer accept additional purchase payments.

  - No more charges will be collected for the rider.

  - The current ALP is fixed for as long as payments are made.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 55

  - The death benefit becomes the remaining schedule of annual lifetime payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.

  - The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.

- If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.

- If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.

AT DEATH:

SINGLE LIFE: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:

- elect to take the death benefit under the terms of the contract, or

- elect to take the principal back guarantee available under this rider, or

- continue the contract and the SecureSource Stages 2 -- Joint Life rider under the spousal continuation option.

- For single and joint life, if the beneficiary elects the principal back guarantee under this rider, the following will occur:

  1. If the PBG is greater than zero and the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG on the date of death.


  2. If the PBG is greater than zero and the ALP is not established, the BB on the date of death multiplied by the lifetime payment percentage used for the youngest age in the first age band will be paid annually until total payments to the beneficiary are equal to the PBG on the date of death.


- In either of the above cases:

- After the date of death, there will be no additional rider credits or annual step-ups.

- The lifetime payment percentage used will be set as of the date of death.

- The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

  3. On the date of death (JOINT LIFE: remaining covered spouse's date of death), if the CB is greater than zero, the CB will be permanently reset to zero, and there will be no additional rider credits.

  4. If the PBG equals zero, the benefit terminates. No further payments are made.

CONTRACT OWNERSHIP CHANGE:

SINGLE LIFE: If allowed by state law, change of ownership is subject to our approval. If there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. If there is a change of ownership and the covered person would be different, the rider terminates.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s) and are subject to our approval, if allowed by state law. No other ownership changes are allowed as long as the rider is in force.

ASSIGNMENT: If allowed by state law, an assignment is subject to our approval.

ANNUITY PROVISIONS: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource Stages 2 rider. Under the rider's payout option, the minimum amount payable shown in Table B, will not apply and you will receive the annual lifetime payment provided by this rider until the later of the death of the covered person (JOINT LIFE: both covered spouses) or depletion of the principal back guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the annual lifetime payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.

If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.


--------------------------------------------------------------------------------
 56 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

RIDER TERMINATION
The SecureSource Stages 2 rider cannot be terminated either by you or us except as follows:

- SINGLE LIFE: a change of ownership that would result in a different covered person will terminate the rider.

- SINGLE LIFE: after the death benefit is payable, the rider will terminate.

- SINGLE LIFE: spousal continuation will terminate the rider.

- JOINT LIFE: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.

- On the annuitization start date, the rider will terminate.

- You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See "Charges -- SecureSource Stages 2 rider charge").

- When the contract value is zero and either the annual lifetime payment is not established or a withdrawal in excess of the remaining annual lifetime payment is taken, the rider will terminate.

- Termination of the contract for any reason will terminate the rider.

For an example, see Appendix E.

ACCUMULATION PROTECTOR BENEFIT RIDER

PLEASE NOTE THAT THIS RIDER IS NOT AVAILABLE FOR SALE FOR CONTRACT APPLICATIONS SIGNED ON OR AFTER FEB. 27, 2012.


The Accumulation Protector Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified annuities and qualified annuities. The Accumulation Protector Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.

If you are age 80 or younger at contract issue and this rider is available in your state, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires, no further benefit will be payable, and no further charges for the rider will be deducted. After the waiting period, you have the following options:

- Continue your contract;

- Take partial surrenders or make a full surrender; or

- Annuitize your contract.

The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource Stages 2 rider.

You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:

- you must participate in the PN program and you must elect one of the investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the investment option you have chosen. (See "Making the Most of Your Contract -- Portfolio Navigator Program");

- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below) In addition, we reserve the right to change these additional purchase payment limits, including making further restrictions, upon written notice;


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 57

- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the waiting period under the Accumulation Protector Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;

- the 10 year waiting period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and

- the 10 year waiting period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider fee to increase (see "Waiting Period" below).

Be sure to discuss with your financial advisor whether an Accumulation Protector Benefit rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION PROTECTOR BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

  (a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

  (b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your investment option after we have exercised our rights to increase the rider fee. Waiting period will restart upon elective step ups and spousal continuation step ups.

Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

  1. 80% of the contract value on the contract anniversary; or

  2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the fee (although the total charge for the rider may increase).

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.


--------------------------------------------------------------------------------
 58 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

We may increase the fee for your rider (see "Charges -- Accumulation Protector Benefit Rider Charge"). The revised fee would apply to your rider if you exercise the annual elective step up, your MCAV is increased as a result, and the revised fee is higher than your annual rider fee before the elective step up. Elective step ups will also result in a restart of the waiting period as of the most recent contract anniversary.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

The elective step up option is not available for inherited IRAs or if the benefit date would be after the annuitization start date.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS

If your MCAV is increased as a result of Elective Step Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period.

SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the fee for the Accumulation Protector Benefit rider, you will pay the fee that is in effect on the valuation date we receive their written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary.

CHANGE OF OWNERSHIP OR ASSIGNMENT

Subject to state limitations, a change of ownership or assignment is subject to our approval.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

The rider will terminate before the benefit date without paying a benefit on the date:

- you take a full surrender;

- on the annuitization start date;

- the contract terminates as a result of the death benefit being paid; or

- when a beneficiary elects an alternative payment plan which is an inherited
  IRA.

The rider will terminate on the benefit date.

For an example, see Appendix E.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under annuity payout Plan E (See
"Charges -- Surrender charge under Annuity Payout Plan E").

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted, plus any positive or negative MVA(less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs and the Special DCA fixed account are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 59

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant's age and, when applicable, the annuitant's sex. (Where required by law, we will use a unisex table of settlement rates.)


Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity Table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5% assumed interest return results in a higher initial payout but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the annuitization start date.


- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only ONE monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN, 15, OR 20 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten, 15, or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation is 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5%. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your

--------------------------------------------------------------------------------
 60 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.

For qualified and nonqualified contracts with the SecureSource Stages 2 rider, if your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider's payout option, the minimum amount payable shown in Table B will not apply, and you will receive the ALP provided by this rider until the later of the death of covered person (JOINT LIFE: both covered spouses) or depletion of the PBG. If you choose to receive the ALP, the amount payable each year will be equal to the ALP on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the principal back guarantee.

You must select a payout plan as of the annuitization start date set forth in your contract.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

ANNUITY PAYOUTS: Generally, unlike surrenders described below, the taxation of annuity payouts is subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the new partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.

SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value

--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 61
immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.



The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.



DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See "Benefits in Case of Death -- If You Die Before the Annuitization Start Date").



MEDICARE CONTRIBUTION TAX: Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) will be subject to a new 3.8% Medicare contribution tax (as an addition to income taxes). For individuals, the 3.8% tax will apply to the lesser of (1) the amount by which the taxpayer's modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer's "net investment income." Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.



ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income will generally remain tax-deferred until surrendered or paid out.


PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.


TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for a full consideration. Please consult your tax advisor for further details.



1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance products, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer of one policy or contract for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance


--------------------------------------------------------------------------------
 62 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a or qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there are may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.


For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange. Different IRS limitations on surrenders apply to partial exchanges completed prior to October 24, 2011.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules.

WITHHOLDING FOR IRAS, ROTH IRAS AND SEPS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 63

The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.


WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);



- to pay certain medical or education expenses (IRAs only); or

- if the distribution is made from an inherited IRA.

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See "Benefits in Case of Death -- If You Die Before the Annuitization Start Date").

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding for federal or


--------------------------------------------------------------------------------
 64 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


SPOUSAL STATUS: Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, if you are in the civil union or you are contemplating a civil union or same-sex marriage, you should note that the favorable tax treatment afforded under Federal law would not be available to the same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser.


VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the Columbia Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 65

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT
- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.

- The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS TO SELLING FIRMS
- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.50% each time you make a purchase payment. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.

- We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

- marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

- providing service to contract owners; and

- funding other events sponsored by a selling firm that may encourage the selling firm's financial advisors to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS
We pay the commissions and other compensation described above from our assets. Our assets may include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and


--------------------------------------------------------------------------------
 66 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST
Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO FINANCIAL ADVISORS
- The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.

- To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS

Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life is responding to regulatory audits, market conduct examinations and other inquiries (including inquiries from the State of Minnesota). RiverSource Life has cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries.



RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

RiverSource Life is incorporating by reference in this prospectus information we file with the SEC, which means that we are disclosing important information to you by referring you to those documents. The information that we incorporate by reference is an important part of this prospectus, and later information that we file with the SEC automatically will update and supersede this information. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended December 31, 2011, File No. 33-28976, that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus, as well as all of our subsequent annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K filed with the SEC under the 1934 Act. To access these documents, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.


RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so

--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 67
upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. This prospectus, other information about the contract and other information incorporated by reference are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to directors and officers or persons controlling RiverSource Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is therefore unenforceable.


--------------------------------------------------------------------------------
 68 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX A: THE FUNDS

UNLESS THE PN PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:





----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Large Cap
Growth Portfolio
(Class B)
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Value, Class    secondary objective.                         Investment Management,
II                                                              Inc.
----------------------------------------------------------------------------------------

BlackRock Global   Seeks high total investment return.          BlackRock Advisors, LLC,
Allocation V.I.                                                 adviser; BlackRock
Fund (Class III)                                                Investment Management,
                                                                LLC and BlackRock
                                                                International Limited,
                                                                sub-advisers.
----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum total investment return        Columbia Management
Portfolio - Bala-  through a combination of capital growth and  Investment Advisers, LLC
nced Fund (Class   current income.
3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum current income consistent      Columbia Management
Portfolio - Cash   with liquidity and stability of principal.   Investment Advisers, LLC
Management Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income while     Columbia Management
Portfolio - Dive-  attempting to conserve the value of the      Investment Advisers, LLC
rsified Bond Fund  investment for the longest period of time.
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and, as   Columbia Management
Portfolio - Dive-  a secondary goal, steady growth of capital.  Investment Advisers, LLC rsified Equity
Income Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks capital appreciation.                  Columbia Management
Portfolio - Dyna-                                               Investment Advisers, LLC
mic Equity Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Emer-                                               Investment Advisers,
ging Markets                                                    LLC, adviser;
Opportunity Fund                                                Threadneedle
(Class 2)                                                       International Limited,
                                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

Columbia Variable  Non-diversified fund that seeks high total   Columbia Management
Portfolio - Glob-  return through income and growth of          Investment Advisers, LLC
al Bond Fund       capital.
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Non-diversified fund that seeks total        Columbia Management
Portfolio - Glob-  return that exceeds the rate of inflation    Investment Advisers, LLC
al Inflation       over the long term.
Protected
Securities Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks total return, consisting of a high     Columbia Management
Portfolio - High   level of income and capital appreciation.    Investment Advisers, LLC
Income Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high current income, with capital      Columbia Management
Portfolio - High   growth as a secondary objective.             Investment Advisers, LLC
Yield Bond Fund
(Class 2)
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 69

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Columbia Variable  Seeks high total return through current      Columbia Management
Portfolio - Inco-  income and capital appreciation.             Investment Advisers, LLC
me Opportunities
Fund (Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks capital appreciation.                  Columbia Management
Portfolio - In-                                                 Investment Advisers,
ternational                                                     LLC, adviser;
Opportunity Fund                                                Threadneedle
(Class 2)                                                       International Limited,
                                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Large                                               Investment Advisers, LLC
Cap Growth Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks level of current income consistent     Columbia Management
Portfolio - Limi-  with preservation of capital.                Investment Advisers, LLC
ted Duration
Credit Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Mars-                                               Investment Advisers,
ico International                                               LLC, adviser; Marsico
Opportunities                                                   Capital Management, LLC,
Fund (Class 2)                                                  subadviser.
----------------------------------------------------------------------------------------

Columbia Variable  Seeks growth of capital.                     Columbia Management
Portfolio - Mid                                                 Investment Advisers, LLC
Cap Growth
Opportunity Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Mid                                                 Investment Advisers, LLC
Cap Value
Opportunity Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital appreciation.        Columbia Management
Portfolio - S&P                                                 Investment Advisers, LLC
500 Index Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Sele-                                               Investment Advisers, LLC
ct Large-Cap
Value Fund (Class
2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Sele-                                               Investment Advisers, LLC
ct Smaller-Cap
Value Fund (Class
2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and       Columbia Management
Portfolio - Short  safety of principal consistent with          Investment Advisers, LLC
Duration U.S.      investment in U.S. government and
Government Fund    government agency securities.
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and       Columbia Management
Portfolio - Stra-  capital growth as a secondary objective.     Investment Advisers, LLC
tegic Income Fund
(Class 2)
----------------------------------------------------------------------------------------

DWS Alternative    Seeks capital appreciation                   Deutsche Investment
Asset Allocation                                                Management Americas
VIP, Class B                                                    Inc., adviser; QS
                                                                Investors, LLC and RREEF
                                                                America L.L.C., sub-
                                                                advisers.
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 70 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR)
Portfolio Service  stocks. Invests in securities of companies   is the fund's manager.
Class 2            whose value it believes is not fully         FMR Co., Inc. (FMRC) and
                   recognized by the public. Invests in either  other investment
                   "growth" stocks or "value" stocks or both.   advisers serve as sub-
                   The fund invests in domestic and foreign     advisers for the fund.
                   issuers.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Mid Cap Portfolio  invests primarily in common stocks.          Research Company (FMR)
Service Class 2    Normally invests at least 80% of assets in   is the fund's manager.
                   securities of companies with medium market   FMR Co., Inc. (FMRC) and
                   capitalizations. May invest in companies     other investment
                   with smaller or larger market                advisers serve as sub-
                   capitalizations. Invests in domestic and     advisers for the fund.
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks long-term total return. The fund       Franklin Advisory
Small Cap Value    normally invests at least 80% of its net     Services, LLC
Securities         assets in investments of small
Fund - Class 2     capitalization companies.
----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as   Franklin Mutual
Shares Securities  a secondary goal. The fund normally invests  Advisers, LLC
Fund - Class 2     primarily in U.S. and foreign equity
                   securities that the manager believes are
                   undervalued.
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Janus                                                    LLC
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks the highest return over time           Janus Capital Management
Series Moderate    consistent with an emphasis on growth of     LLC
Allocation         capital and income.
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS(R) Investment
Series - Service                                                Management
Class
----------------------------------------------------------------------------------------

Morgan Stanley     Seeks long-term capital growth by investing  Morgan Stanley
UIF Mid Cap        primarily in common stocks and other equity  Investment Management
Growth Portfolio,  securities.                                  Inc.
Class II Shares
----------------------------------------------------------------------------------------

Neuberger Berman   Seeks long-term growth of capital by         Neuberger Berman
Advisers           investing primarily in securities of         Management LLC
Management Trust   companies that meet the Fund's financial
Socially           criteria and social policy.
Responsive
Portfolio (Class
S)
----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation by      OppenheimerFunds, Inc.
Global Securities  investing a substantial portion of its
Fund/VA, Service   assets in securities of foreign issuers,
Shares             "growth-type" companies, cyclical
                   industries and special situations that are
                   considered to have appreciation
                   possibilities.
----------------------------------------------------------------------------------------

Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small- &
Mid-Cap
Fund(R)/VA,
Service Shares
----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management.                       (PIMCO)
Class
----------------------------------------------------------------------------------------

PIMCO VIT Global   Seeks total return which exceeds that of a   Pacific Investment
Multi-Asset        blend of 60% MSCI World Index/40% Barclays   Management Company LLC
Portfolio,         Capital U.S. Aggregate Index.                (PIMCO)
Advisor Class
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 71

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Aggr-  consistent with an aggressive level of       Investment Advisers, LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 2)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of current income.          Columbia Management
Portfolio - Amer-                                               Investment Advisers,
ican Century                                                    LLC, adviser; American
Diversified Bond                                                Century Investment
Fund (Class 2)                                                  Management, Inc.,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Amer-                                               Investment Advisers,
ican Century                                                    LLC, adviser; American
Growth Fund                                                     Century Investment
(Class 2)                                                       Management, Inc.,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Colu-                                               Investment Advisers,
mbia Wanger                                                     LLC, adviser; Columbia
International                                                   Wanger Asset Management
Equities Fund                                                   LLC, subadviser.
(Class 2)
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Colu-                                               Investment Advisers,
mbia Wanger U.S.                                                LLC, adviser; Columbia
Equities Fund                                                   Wanger Asset Management
(Class 2)                                                       LLC, subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Cons-  consistent with a conservative level of      Investment Advisers, LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
2)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Davis                                               Investment Advisers,
New York Venture                                                LLC, adviser; Davis
Fund (Class 2)                                                  Selected Advisers, L.P.,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital appreciation.        Columbia Management
Portfolio - DFA                                                 Investment Advisers,
International                                                   LLC, adviser;
Value Fund (Class                                               Dimensional Fund
2) (previously                                                  Advisors, L.P.,
Variable                                                        subadviser.
Portfolio - Al-
lianceBernstein
International
Value Fund (Class
2))
----------------------------------------------------------------------------------------

Variable           Seeks high level of current income.          Columbia Management
Portfolio - Eaton                                               Investment Advisers,
Vance Floating-                                                 LLC, adviser; Eaton
Rate Income Fund                                                Vance Management,
(Class 2)                                                       subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term growth of capital.           Columbia Management
Portfolio - Gold-                                               Investment Advisers,
man Sachs Mid Cap                                               LLC, adviser; Goldman
Value Fund (Class                                               Sachs Asset Management,
2)                                                              L.P., subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Inve-                                               Investment Advisers,
sco International                                               LLC, adviser; Invesco
Growth Fund                                                     Advisers, Inc.,
(Class 2)                                                       subadviser.
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 72 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Variable           Seeks high level of current income while     Columbia Management
Portfolio - J.P.   conserving the value of the investment for   Investment Advisers,
Morgan Core Bond   the longest period of time.                  LLC, adviser; J.P.
Fund (Class 2)                                                  Morgan Investment
                                                                Management Inc.,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Jenn-                                               Investment Advisers,
ison Mid Cap                                                    LLC, adviser; Jennison
Growth Fund                                                     Associates LLC,
(Class 2)                                                       subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Mars-                                               Investment Advisers,
ico Growth Fund                                                 LLC, adviser; Marsico
(Class 2)                                                       Capital Management, LLC,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - MFS                                                 Investment Advisers,
Value Fund (Class                                               LLC, adviser;
2)                                                              Massachusetts Financial
                                                                Services Company,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderate level of risk.    Investment Advisers, LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 2)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately aggressive      Investment Advisers, LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
2)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately conservative    Investment Advisers, LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
2)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks to provide current income and capital  Columbia Management
Portfolio - Morg-  appreciation.                                Investment Advisers,
an Stanley Global                                               LLC, adviser; Morgan
Real Estate Fund                                                Stanley Investment
(Class 2)                                                       Management Inc.,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks to provide long-term growth of         Columbia Management
Portfolio - NFJ    capital and income.                          Investment Advisers,
Dividend Value                                                  LLC, adviser; NFJ
Fund (Class 2)                                                  Investment Group LLC,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Nuve-                                               Investment Advisers,
en Winslow Large                                                LLC, adviser; Winslow
Cap Growth Fund                                                 Capital Management,
(Class 2)                                                       Inc., subadviser.
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 73

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Part-                                               Investment Advisers,
ners Small Cap                                                  LLC, adviser; TCW
Growth Fund                                                     Investment Management
(Class 2)                                                       Company, London Company
                                                                of Virginia, doing
                                                                business as The London
                                                                Company and Wells
                                                                Capital Management
                                                                Incorporated,
                                                                subadvisers.
----------------------------------------------------------------------------------------

Variable           Seeks long-term growth of capital.           Columbia Management
Portfolio - Part-                                               Investment Advisers,
ners Small Cap                                                  LLC, adviser; Barrow,
Value Fund (Class                                               Hanley, Mewhinney &
2)                                                              Strauss, Inc., Denver
                                                                Investment Advisors LLC,
                                                                Donald Smith & Co.,
                                                                Inc., River Road Asset
                                                                Management, LLC and
                                                                Turner Investment
                                                                Partners, Inc.,
                                                                subadvisers.
----------------------------------------------------------------------------------------

Variable           Seeks to provide total return through        Columbia Management
Portfolio - PIMCO  current income and capital appreciation.     Investment Advisers,
Mortgage-Backed                                                 LLC, adviser; Pacific
Securities Fund                                                 Investment Management
(Class 2)                                                       Company LLC, subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term growth of capital.           Columbia Management
Portfolio - Pyra-                                               Investment Advisers,
mis(R)                                                          LLC, adviser; Pyramis
International                                                   Global Advisers, LLC,
Equity Fund                                                     subadviser.
(Class 2)
----------------------------------------------------------------------------------------

Variable           Seeks to provide current income consistent   Columbia Management
Portfolio - Wells  with capital preservation.                   Investment Advisers,
Fargo Short                                                     LLC, adviser; Wells
Duration                                                        Capital Management
Government Fund                                                 Incorporated,
(Class 2)                                                       subadviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
Opportunity                                                     adviser; Wells Capital
Fund - Class 2                                                  Management Inc., sub-
                                                                adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund - Class 2                                                  Management Inc., sub-
                                                                adviser.
----------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
 74 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX B: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)

AS THE EXAMPLES BELOW DEMONSTRATE, THE APPLICATION OF AN MVA MAY RESULT IN EITHER A GAIN OR A LOSS OF PRINCIPAL. WE REFER TO ALL OF THE TRANSACTIONS DESCRIBED BELOW AS "EARLY SURRENDERS." THE EXAMPLES MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

ASSUMPTIONS:
- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

- after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS
The precise MVA formula we apply is as follows:

                                     1 + I
EARLY SURRENDER AMOUNT X   [(   ---------------   )   (N/12)  - 1]  = MVA
                                  1 + J + .001


       Where i = rate earned in the GPA from which amounts are being transferred or surrendered.

              j = current rate for a new Guaranteed Period equal to the
                remaining term in the current Guarantee Period (rounded up to the next year).

              n = number of months remaining in the current Guarantee Period
                (rounded up to the next month).

EXAMPLES -- MVA
Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

- after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.

EXAMPLE 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

                      1.030
$1,000 X    [(   ---------------   )   (84/12)  - 1]  = -$39.84
                 1 + .035 + .001


In this example, the MVA is a negative $39.84.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 75

EXAMPLE 2: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

                      1.030
$1,000 X    [(   ---------------   )   (84/12)  - 1]  = -$27.61
                 1 + .025 + .001


In this example, the MVA is a positive $27.61.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the guarantee period, your surrender charge percentage is 7% if you elected RAVA 5 Advantage with the ten-year surrender charge schedule, 6% if you elected RAVA 5 Advantage with the seven-year surrender charge schedule and 4% if you elected RAVA 5 Select. We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the GPA to which the formula is being applied.


--------------------------------------------------------------------------------
 76 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX C: EXAMPLE -- SURRENDER CHARGES

We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:

     PPS   =    PPSC + PPF
     PPSC  =    purchase payments surrendered that could be subject to a surrender charge
           =    (PS - FA) / (CV - FA) x (PP - PPF)
     PPF   =    purchase payments surrendered that are not subject to a surrender charge
           =    FA - contract earnings, but not less than zero
     PP    =    purchase payments not previously surrendered (total purchase payments - PPS from all previous surrenders)
     PS    =    amount the contract value is reduced by the surrender
     FA    =    total free amount = greater of contract earnings or 10% of prior anniversary's contract value
     CV    =    contract value prior to the surrender


When determining the surrender charge, contract earnings are defined as the contract value, including any positive or negative MVA on amounts being surrendered, less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the regular fixed account, the Special DCA fixed account. If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.

The examples below show how the surrender charge for a full and partial surrender is calculated. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.

FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS
                                  Contract value just prior to surrender:   $60,000.00    $40,000.00
                                     Contract value on prior anniversary:    58,000.00     42,000.00

WE CALCULATE THE SURRENDER CHARGE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings available in the contract at the time of surrender as:
                             Contract value just prior to surrender (CV):    60,000.00     40,000.00
     Less purchase payments received and not previously surrendered (PP):    50.000.00     50.000.00
                                                                            ----------    ----------
                       Earnings in the contract (but not less than zero):    10,000.00          0.00

STEP 2.   Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
                                                Earnings in the contract:    10,000.00          0.00
                           10% of the prior anniversary's contract value:     5,800.00      4,200.00
                                                                            ----------    ----------
                                             FA (but not less than zero):    10,000.00      4,200.00


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 77

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS

STEP 3.   Next we determine PPF, the amount by which the total free
          amount (FA) exceeds earnings.
                                                  Total free amount (FA):    10,000.00      4,200.00
                                           Less earnings in the contract:    10,000.00          0.00
                                                                            ----------    ----------
                                            PPF (but not less than zero):         0.00      4,200.00

STEP 4.   Next we determine PS, the amount by which the contract value is reduced by the surrender.
                                                                      PS:    60,000.00     40,000.00

STEP 5.   Now we can determine how much of the PP is being surrendered
          (PPS) as follows:
          PPS = PPF + PPSC
              = PPF+ (PS - FA) / (CV - FA) * (PP - PPF)
                                                        PPF from Step 3 =         0.00      4,200.00
                                                         PS from Step 4 =    60,000.00     40,000.00
                                                         CV from Step 1 =    60,000.00     40,000.00
                                                         FA from Step 2 =    10,000.00      4,200.00
                                                         PP from Step 1 =    50,000.00     50,000.00
                                                                            ----------    ----------
                                                                    PPS =    50,000.00     50,000.00

STEP 6.   We then calculate the surrender charge as a percentage of PPS.
          Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
                                                                     PPS:    50,000.00     50,000.00
                                                                less PPF:         0.00      4,200.00
                                                                            ----------    ----------
                      PPSC = amount of PPS subject to a surrender charge:    50,000.00     45,800.00
                                 multiplied by the surrender charge rate:       x 7.0%        x 7.0%
                                                                            ----------    ----------
                                                        surrender charge:     3,500.00      3,206.00


STEP 7.   The dollar amount you will receive as a result of your full surrender is determined as:
                                              Contract value surrendered:    60,000.00     40,000.00
                                                        SURRENDER CHARGE:    (3,500.00)    (3,206.00)
                          Contract charge (assessed upon full surrender):       (30.00)       (30.00)
                                                                            ----------    ----------
                                             NET FULL SURRENDER PROCEEDS:   $56,470.00    $36,764.00



PARTIAL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no prior surrenders.


--------------------------------------------------------------------------------
 78 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS
                                  Contract value just prior to surrender:   $60,000.00    $40,000.00
                                     Contract value on prior anniversary:    58,000.00     42,000.00

We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.

WE CALCULATE THE SURRENDER CHARGE FOR EACH ESTIMATE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings available in the contract at the time of surrender as:
                             Contract value just prior to surrender (CV):    60,000.00     40,000.00
     Less purchase payments received and not previously surrendered (PP):    50,000.00     50,000.00
                                                                            ----------    ----------
                       Earnings in the contract (but not less than zero):    10,000.00          0.00

STEP 2.   Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
                                                Earnings in the contract:    10,000.00          0.00
                           10% of the prior anniversary's contract value:     5,800.00      4,200.00
                                                                            ----------    ----------
                                             FA (but not less than zero):    10,000.00      4,200.00

STEP 3.   Next we determine PPF, the amount by which the total free
          amount (FA) exceeds earnings
                                                  Total free amount (FA):    10,000.00      4,200.00
                                           Less earnings in the contract:    10,000.00          0.00
                                                                            ----------    ----------
                                            PPF (but not less than zero):         0.00      4,200.00

STEP 4.   Next we determine PS, the amount by which the contract value is reduced by the surrender
                    PS (determined by iterative process described above):    15,376.34     16,062.31

STEP 5.   Now we can determine how much of the PP is being surrendered
          (PPS) as follows:
          PPS = PPF + PPSC
              = PPF + (PS - FA) / (CV - FA) * (PP - PPF)

                                                        PPF from Step 3 =         0.00      4,200.00
                                                         PS from Step 4 =    15,376.34     16,062.31
                                                         CV from Step 1 =    60,000.00     40,000.00
                                                         FA from Step 2 =    10,000.00      4,200.00
                                                         PP from Step 1 =    50,000.00     50,000.00
                                                                            ----------    ----------
                                                                    PPS =     5,376.34     19,375.80

STEP 6.   We then calculate the surrender charge as a percentage of PPS.
          Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
                                                                     PPS:     5,376.34     19,375.80
                                                                less PPF:         0.00      4,200.00
                                                                            ----------    ----------
                      PPSC = amount of PPS subject to a surrender charge:     5,376.34     15,175.80
                                 multiplied by the surrender charge rate:       x 7.0%        x 7.0%
                                                                            ----------    ----------
                                                        surrender charge:       376.34      1,062.31


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 79

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS

STEP 7.    The dollar amount you will receive as a result of your partial surrender is determined as:
                                              Contract value surrendered:    15,376.34     16,062.31
                                                        SURRENDER CHARGE:      (376.34)    (1,062.31)
                                                                            ----------    ----------
                                          NET PARTIAL SURRENDER PROCEEDS:   $15,000.00    $15,000.00



FULL SURRENDER CHARGE CALCULATION -- FOUR-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth contract year is 4.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS
                                  Contract value just prior to surrender:   $60,000.00    $40,000.00
                                     Contract value on prior anniversary:    58,000.00     42,000.00

WE CALCULATE THE SURRENDER CHARGE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings available in the contract at the time of surrender as:
                             Contract value just prior to surrender (CV):    60,000.00     40,000.00
     Less purchase payments received and not previously surrendered (PP):    50.000.00     50.000.00
                                                                            ----------    ----------
                       Earnings in the contract (but not less than zero):    10,000.00          0.00

STEP 2.   Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
                                                Earnings in the contract:    10,000.00          0.00
                           10% of the prior anniversary's contract value:     5,800.00      4,200.00
                                                                            ----------    ----------
                                             FA (but not less than zero):    10,000.00      4,200.00

STEP 3.   Next we determine PPF, the amount by which the total free
          amount (FA) exceeds earnings.
                                                  Total free amount (FA):    10,000.00      4,200.00
                                           Less earnings in the contract:    10,000.00          0.00
                                                                            ----------    ----------
                                            PPF (but not less than zero):         0.00      4,200.00

STEP 4.   Next we determine PS, the amount by which the contract value is reduced by the surrender.
                                                                      PS:    60,000.00     40,000.00


--------------------------------------------------------------------------------
 80 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS

STEP 5.   Now we can determine how much of the PP is being surrendered
          (PPS) as follows:
          PPS = PPF + PPSC
              = PPF + (PS - FA) / (CV - FA) * (PP - PPF)

                                                        PPF from Step 3 =         0.00      4,200.00
                                                         PS from Step 4 =    60,000.00     40,000.00
                                                         CV from Step 1 =    60,000.00     40,000.00
                                                         FA from Step 2 =    10,000.00      4,200.00
                                                         PP from Step 1 =    50,000.00     50,000.00
                                                                            ----------    ----------
                                                                    PPS =    50,000.00     50,000.00

STEP 6.   We then calculate the surrender charge as a percentage of PPS.
          Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
                                                                     PPS:    50,000.00     50,000.00
                                                                less PPF:         0.00      4,200.00
                                                                            ----------    ----------
                      PPSC = amount of PPS subject to a surrender charge:    50,000.00     45,800.00
                                 multiplied by the surrender charge rate:       x 4.0%        x 4.0%
                                                                            ----------    ----------
                                                        surrender charge:     2,000.00      1,832.00
STEP 7.   The dollar amount you will receive as a result of your full surrender is determined as:
                                              Contract value surrendered:    60,000.00     40,000.00
                                                        SURRENDER CHARGE:    (2,000.00)    (1,832.00)
                          Contract charge (assessed upon full surrender):       (30.00)       (30.00)
                                                                            ----------    ----------
                                             NET FULL SURRENDER PROCEEDS:   $57,970.00    $38,138.00




PARTIAL SURRENDER CHARGE CALCULATION -- FOUR-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth contract year is 4.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS
                                  Contract value just prior to surrender:   $60,000.00    $40,000.00
                                     Contract value on prior anniversary:    58,000.00     42,000.00

We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.

WE CALCULATE THE SURRENDER CHARGE FOR EACH ESTIMATE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings available in the contract at the time of surrender as:
                             Contract value just prior to surrender (CV):    60,000.00     40,000.00
     Less purchase payments received and not previously surrendered (PP):    50,000.00     50,000.00
                                                                            ----------    ----------
                       Earnings in the contract (but not less than zero):    10,000.00          0.00


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 81

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS

STEP 2.   Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
                                                Earnings in the contract:    10,000.00          0.00
                           10% of the prior anniversary's contract value:     5,800.00      4,200.00
                                                                            ----------    ----------
                                             FA (but not less than zero):    10,000.00      4,200.00

STEP 3.   Next we determine PPF, the amount by which the total free
          amount (FA) exceeds earnings
                                                  Total free amount (FA):    10,000.00      4,200.00
                                           Less earnings in the contract:    10,000.00          0.00
                                                                            ----------    ----------
                                            PPF (but not less than zero):         0.00      4,200.00

STEP 4.   Next we determine PS, the amount by which the contract value is reduced by the surrender
                    PS (determined by iterative process described above):    15,208.33     15,582.48

STEP 5.   Now we can determine how much of the PP is being surrendered
          (PPS) as follows:

          PPS = PPF + PPSC
              = PPF + (PS - FA) / (CV - FA) * (PP - PPF)

                                                        PPF from Step 3 =         0.00      4,200.00
                                                         PS from Step 4 =    15,208.33     15,582.48
                                                         CV from Step 1 =    60,000.00     40,000.00
                                                         FA from Step 2 =    10,000.00      4,200.00
                                                         PP from Step 1 =    50,000.00     50,000.00
                                                                            ----------    ----------
                                                                    PPS =     5,208.33     18,761.94

STEP 6.   We then calculate the surrender charge as a percentage of PPS.
          Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
                                                                     PPS:     5,208.33     18,761.94
                                                                less PPF:         0.00      4,200.00
                                                                            ----------    ----------
                      PPSC = amount of PPS subject to a surrender charge:     5,208.33     14,561.94
                                 multiplied by the surrender charge rate:       x 4.0%        x 4.0%
                                                                            ----------    ----------
                                                        surrender charge:       208.33        582.48

STEP 7.   The dollar amount you will receive as a result of your partial surrender is determined as:
                                              Contract value surrendered:    15,208.33     15,582.48
                                                        SURRENDER CHARGE:      (208.33)      (582.48)
                                                                            ----------    ----------
                                          NET PARTIAL SURRENDER PROCEEDS:   $15,000.00    $15,000.00




--------------------------------------------------------------------------------
 82 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX D: EXAMPLE -- OPTIONAL DEATH BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL DEATH BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL DEATH BENEFITS IN APPENDIX INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN DEATH BENEFITS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ROPP DEATH BENEFIT

ASSUMPTIONS:

- You purchase the contract with a payment of $20,000; and

- on the first contract anniversary you make an additional purchase payment of $5,000; and

- During the second contract year the contract value falls to $22,000 and you take a $1,500 (including surrender charge) partial surrender; and

- During the third contract year the contract value grows to $23,000.

WE CALCULATE THE ROPP DEATH BENEFIT AS FOLLOWS:
Contract value at death:                                                              $23,000.00
                                                                                      ----------
Purchase payments minus adjusted partial surrenders:
        Total purchase payments:                                                      $25,000.00
        minus adjusted partial surrenders, calculated as:

        $1,500 x $25,000
        ----------------  =                                                            -1,704.54
             $22,000
                                                                                      ----------
        for a death benefit of:                                                       $23,295.45
                                                                                      ----------
THE ROPP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:               $23,295.45




EXAMPLE -- MAV DEATH BENEFIT

ASSUMPTIONS:

- You purchase the contract with a payment of $25,000.

- On the first contract anniversary the contract value grows to $26,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender (including surrender charge), leaving a contract value of $20,500.

WE CALCULATE THE MAV DEATH BENEFIT, WHICH IS BASED ON THE GREATER OF THREE VALUES,
AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                           $20,500.00
                                                                                      ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
        Total purchase payments:                                                      $25,000.00
        minus adjusted partial surrenders, calculated as:

        $1,500 x $25,000
        ----------------  =                                                            -1,704.55
             $22,000
                                                                                      ----------
        for a death benefit of:                                                       $23,295.45
                                                                                      ----------


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 83

3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:
        Greatest of your contract anniversary values:                                 $26,000.00
        plus purchase payments made since the prior anniversary:                           +0.00
        minus adjusted partial surrenders, calculated as:

        $1,500 x $26,000
        ----------------  =                                                            -1,772.73
             $22,000
                                                                                      ----------

        for a death benefit of:                                                       $24,227.27
                                                                                      ----------
THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES, WHICH IS
  THE MAV:                                                                            $24,227.27




EXAMPLE -- 5-YEAR MAV DEATH BENEFIT

ASSUMPTIONS:

- You purchase the contract with a payment of $25,000.

- On the fifth contract anniversary the contract value grows to $26,000.

- During the sixth contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender (including surrender charge), leaving a contract value at $20,500.

WE CALCULATE THE 5-YEAR MAV DEATH BENEFIT, WHICH IS BASED ON THE GREATER OF THREE VALUES, AS FOLLOWS:


1. CONTRACT VALUE AT DEATH:                                                           $20,500.00
                                                                                      ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
        Total purchase payments:                                                      $25,000.00
        minus adjusted partial surrenders, calculated as:

        $1,500 x $25,000
        ----------------  =                                                            -1,704.55
             $22,000
                                                                                      ----------
        for a death benefit of:                                                       $23,295.45
                                                                                      ----------
3. THE 5-YEAR MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:
        Greatest of your contract anniversary values:                                 $26,000.00
        plus purchase payments made since the prior anniversary:                           +0.00
        minus adjusted partial surrenders, calculated as:

        $1,500 x $26,000
        ----------------  =                                                            -1,772.73
             $22,000
                                                                                      ----------

        for a death benefit of:                                                       $24,227.27
                                                                                      ----------
THE 5-YEAR MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES,
  WHICH IS THE 5-YEAR MAV:                                                            $24,227.27



EXAMPLE -- ENHANCED DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $25,000 with $5,000 allocated to the regular fixed account and $20,000 allocated to the subaccounts; and

- on the first contract anniversary the regular fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

- During the second contract year the regular fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.


--------------------------------------------------------------------------------
 84 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

THE DEATH BENEFIT, WHICH IS BASED ON THE GREATEST OF FOUR VALUES, IS CALCULATED AS
  FOLLOWS:

1. CONTRACT VALUE AT DEATH:                                                           $22,800.00
                                                                                      ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
        Total purchase payments:                                                      $25,000.00
        minus adjusted partial surrenders, calculated as:

        $1,500 x $25,000
        ----------------  =                                                            -1,543.21
             $24,300
                                                                                      ----------
        for a death benefit of:                                                       $23,456.79
                                                                                      ----------
3. THE MAV ON THE ANNIVERSARY IMMEDIATELY PRECEDING THE DATE OF DEATH:
        The MAV on the immediately preceding anniversary:                             $25,000.00
        plus purchase payments made since that anniversary:                                +0.00
        minus adjusted partial surrenders made since that anniversary, calculated as:

        $1,500 x $25,000
        ----------------  =                                                            -1,543.21
             $24,300
                                                                                      ----------

        for a MAV Death Benefit of:                                                   $23,456.79
                                                                                      ----------
4. THE 5% ACCUMULATION DEATH BENEFIT FLOOR:
        The variable account floor on the first contract anniversary calculated
        as: 1.05 x $20,000 =                                                          $21,000.00

        plus amounts allocated to the subaccounts since that anniversary:                  +0.00
        minus the 5% accumulation death benefit floor adjusted partial surrender from the subaccounts, calculated as:

        $1,500 x $21,000
        ----------------  =                                                            -1,657.89
             $19,000
                                                                                      ----------

        variable account floor benefit:                                               $19,342.11
        plus the regular fixed account value:                                          +5,300.00
                                                                                      ----------
        5% accumulation death benefit floor (value of the regular fixed account
        and the variable account floor):                                              $24,642.11
                                                                                      ----------
ENHANCED DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE FOUR VALUES, WHICH IS
  THE 5%  ACCUMULATION DEATH BENEFIT FLOOR:                                           $24,642.11




EXAMPLE -- 5% ACCUMULATION DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $25,000 with $5,000 allocated to the regular fixed account and $20,000 allocated to the subaccounts; and

- on the first contract anniversary the regular fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

- During the second contract year the regular fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

THE DEATH BENEFIT, WHICH IS BASED ON THE GREATEST OF THREE VALUES, IS CALCULATED
AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                           $22,800.00
                                                                                      ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
        Total purchase payments:                                                      $25,000.00
        minus adjusted partial surrenders, calculated as:

        $1,500 x $25,000
        ----------------  =                                                            -1,543.21
             $24,300
                                                                                      ----------
        for a death benefit of:                                                       $23,456.79
                                                                                      ----------


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 85

3. THE 5% ACCUMULATION DEATH BENEFIT FLOOR:
        The variable account floor on the first contract anniversary, calculated
        as: 1.05 x $20,000 =                                                          $21,000.00
        plus amounts allocated to the subaccounts since that anniversary:                  +0.00
        minus the 5% accumulation death benefit floor adjusted partial surrender from the subaccounts, calculated as:

        $1,500 x $21,000
        ----------------  =                                                            -1,657.89
             $19,000
                                                                                      ----------

        variable account floor benefit:                                               $19,342.11
        plus the regular fixed account account value:                                  +5,300.00
                                                                                      ----------
        5% accumulation death benefit floor (value of the regular fixed account
        and the variable account floor):                                              $24,642.11
                                                                                      ----------
THE 5% ACCUMULATION DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE
  VALUES, WHICH IS  THE 5% ACCUMULATION DEATH BENEFIT FLOOR:                          $24,642.11



EXAMPLE -- BENEFIT PROTECTOR

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the Benefit Protector.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value, or $104,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

     MAV death benefit amount (contract value):                           $110,000
     plus the Benefit Protector which equals 40% of earnings at death
     (MAV death benefit amount minus remaining purchase payments):
     0.40 x ($110,000 - $100,000) =                                         +4,000
                                                                          --------
  Total death benefit of:                                                 $114,000
                                                                          --------
- On the second contract anniversary the contract value falls to
  $105,000. The death benefit equals:
     MAV death benefit amount (maximum anniversary value):                $110,000
     plus the Benefit Protector (40% of earnings at death):
     0.40 x ($110,000 - $100,000) =                                         +4,000
                                                                          --------
  Total death benefit of:                                                 $114,000
                                                                          --------



- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $48,025. We calculate remaining purchase payments as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

      MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
      $110,000 -   ($50,000 x $110,000)
                   --------------------  =                                                     $57,619
                         $105,000

      plus the Benefit Protector (40% of earnings at death):
      0.40 x ($57,619 - $55,000) =                                                              +1,048
                                                                                               -------
Total death benefit of:                                                                        $58,667
                                                                                               -------




- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.


--------------------------------------------------------------------------------
 86 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of remaining purchase payments that are one or more years old. The death benefit equals:

     MAV death benefit amount (contract value):                           $200,000
     plus the Benefit Protector (40% of earnings at death)
     0.40 x 2.50 x ($55,000) =                                             +55,000
                                                                          --------
  Total death benefit of:                                                 $255,000
                                                                          --------



- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

     MAV death benefit amount (contract value):                           $250,000
     plus the Benefit Protector (40% of earnings at death)
     0.40 x 2.50 x ($55,000) =                                             +55,000
                                                                          --------
  Total death benefit of:                                                 $305,000
                                                                          --------



- During the eleventh contract year the contract value remains $250,500 and the "new" purchase payment is now one year old. The value of the Benefit Protector changes. The death benefit equals:

     MAV death benefit amount (contract value):                           $250,500
     plus the Benefit Protector which equals 40% of earnings at death
     (the standard death benefit amount minus remaining purchase payments):
     0.40 x ($250,500 - $105,000) =                                        +58,200
                                                                          --------
  Total death benefit of:                                                 $308,700
                                                                          --------




EXAMPLE -- BENEFIT PROTECTOR PLUS

ASSUMPTIONS:

- You purchase the contract with an exchange purchase payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the Benefit Protector Plus.

- During the first contract year the contract value grows to $105,000. The death benefit on equals the standard death benefit amount, which is the contract value, or $104,000. You have not reached the first contract anniversary so neither the Benefit Protector Plus Part I nor Part II provides any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus
  Part II does not provide any additional benefit at this time. The death benefit equals:

     MAV death benefit amount (contract value):                           $110,000
     plus the Benefit Protector Plus Part I which equals 40% of earnings at death (the MAV death benefit amount minus remaining purchase payments):
     0.40 x ($110,000 - $100,000) =                                         +4,000
                                                                          --------
  Total death benefit of:                                                 $114,000
                                                                          --------



- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

     MAV death benefit amount (maximum anniversary value):                $110,000
     plus the Benefit Protector Plus Part I (40% of earnings at death):
     0.40 x ($110,000 - $100,000) =                                         +4,000
     plus the Benefit Protector Plus Part II which in the third contract year equals 10% of exchange purchase payments identified at issue and not previously surrendered:
     0.10 x $100,000 =                                                     +10,000
                                                                          --------
  Total death benefit of:                                                 $124,000
                                                                          --------




- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 87

  Altogether, we will surrender $50,000 and pay you $47,235. We calculate remaining purchase payments as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

      MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
      $110,000 -   ($50,000 x $110,000)
                   --------------------  =                                                     $57,619
                         $105,000

      plus the Benefit Protector Plus Part I (40% of earnings at death):
      0.40 x ($57,619 - $55,000) =                                                              +1,048

      plus the Benefit Protector Plus Part II which in the third contract year equals 10% of exchange purchase payments identified at issue and not previously surrendered:
      0.10 x $55,000 =                                                                          +5,500
                                                                                               -------
Total death benefit of:                                                                        $64,167
                                                                                               -------




- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $64,167. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of remaining purchase payments that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit equals:

     MAV death benefit amount (contract value):                           $200,000
     plus the Benefit Protector Plus Part I (40% of earnings at death)
     .40 x (2.50 x $55,000) =                                              +55,000
     plus the Benefit Protector Plus Part II which after the fourth contract year equals 20% of exchange purchase payments identified at issue and not previously surrendered:
     0.20 x $55,000 =                                                      +11,000
                                                                          --------
  Total death benefit of:                                                 $266,000
                                                                          --------



- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on either the Benefit Protector Plus Part I or Benefit Protector PlusPart II. The death benefit equals:

     MAV death benefit amount (contract value):                           $250,000
     plus the Benefit Protector Plus Part I (40% of earnings at death)
     .40 x (2.50 x $55,000) =                                              +55,000
     plus the Benefit Protector Plus Part II, which after the fourth contract year equals 20% of exchange purchase payments identified at issue and not previously surrendered:
     0.20 x $55,000 =                                                      +11,000
                                                                          --------
  Total death benefit of:                                                 $316,000
                                                                          --------



- During the eleventh contract year the contract value remains $250,500 and the "new" purchase payment is now one year old. The value of the Benefit Protector PlusPart I changes but the value of the Benefit Protector Plus Part II remains constant. The death benefit equals:

     MAV death benefit amount (contract value):                           $250,500
     plus the Benefit Protector PlusPart I which equals 40% of
     earnings at death (the MAV death benefit minus remaining purchase payments):
     0.40 x ($250,500 - $105,000) =                                        +58,200
     plus the Benefit Protector Plus Part II, which after the fourth contract year equals 20% of exchange purchase payments identified at issue and not previously surrendered:
     0.20 x $55,000 =                                                      +11,000
                                                                          --------
  Total death benefit of:                                                 $319,700
                                                                          --------





--------------------------------------------------------------------------------
 88 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX E: EXAMPLE -- OPTIONAL LIVING BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL LIVING BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL RIDERS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL RIDER IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE
"TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN OPTIONAL RIDERS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT

The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

THE EXAMPLE ASSUMES:
- You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000.

- You make no additional purchase payments.

- You do not exercise the elective step-up option


                                                                                                                   HYPOTHETICAL
                                          PARTIAL SURRENDER     MCAV ADJUSTMENT                  ACCUMULATION        ASSUMED
END OF                                      (BEGINNING OF         FOR PARTIAL                      BENEFIT           CONTRACT
CONTRACT YEAR                                   YEAR)              SURRENDER          MCAV          AMOUNT            VALUE

1                                                   0                    0          100,000              0           112,000

2                                                   0                    0          102,400              0           128,000

3                                                   0                    0          108,000              0           135,000

4                                                   0                    0          108,000              0           118,000

5                                                   0                    0          108,000              0           100,000

6                                               2,000                2,160          105,840              0           122,000

7                                                   0                    0          112,000              0           140,000

8                                                   0                    0          112,000              0           121,000

9                                               5,000                4,628          107,372              0            98,000

10                                                  0                    0          107,372         22,372            85,000



EXAMPLE -- SECURESOURCE STAGES  2 RIDERS

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 61.

- Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate fund of funds at issue.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 89

                                  HYPOTHETICAL                                                                  LIFETI-
CONTRACT                             ASSUMED                           BENEFIT                                     ME
DURATION   PURCHASE    PARTIAL      CONTRACT                         DETERMINING                                PAYMENT
IN YEARS   PAYMENTS  WITHDRAWALS      VALUE        BB         WAB     PERCENTAGE      PBG       ALP     RALP    PERCENT

At Issue   $100,000         NA      $100,000    $100,000   $100,000      0.0%      $100,000   $4,000   $4,000(1)   4%

1                 0          0        98,000     108,000    108,000      9.3%       100,000    5,400    5,400(2)   5%

2                 0          0       105,000     114,000    114,000      7.9%       105,000    5,700    5,700      5%

3                 0          0       118,000     120,000    120,000      1.7%       118,000    6,000    6,000      5%

3.5               0      6,000       112,000     120,000    113,898      1.7%       112,000    6,000        0      5%

4                 0          0       115,000     120,000    115,000      0.0%       115,000    6,000    6,000      5%

5                 0          0       130,000     130,000    130,000      0.0%       130,000    7,800(3) 7,800(3)   6%(3)

6                 0          0       110,000     130,000    130,000     15.4%       130,000    7,800    7,800      6%

7                 0          0       100,000     130,000    130,000     23.1%       130,000    6,500(4) 6,500(4)   5%(4)

7.5               0     10,000        90,000     125,134(5) 117,000     23.1%       118,877(5) 6,257(5)     0      5%

8                 0          0        80,000     125,134    117,000     31.6%       118,877    6,257    6,257      5%

9                 0          0        95,000     125,134    117,000     18.8%       118,877    7,508(4) 7,508(4)   6%(4)



(1) The ALP and RALP are based on percentage B until the end of the 1-year waiting period.
(2) Since no withdrawal was taken, at the end of the 1-year waiting period, the ALP and RALP are recalculated based on percentage A.
(3) Because the annual step-up increased the BB on the anniversary and the covered person's (for the joint benefit, younger covered spouse's) attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4) The Lifetime Payment Percentage is based on percentage A when the BDP is less than 20% and percentage B when the BDP is greater than or equal to 20%.
(5) The $10,000 withdrawal is greater than the $6,500 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in "Lifetime Benefit Description -- Determination of Adjustment of Benefit Values".


--------------------------------------------------------------------------------
 90 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX F: ADDITIONAL RMD DISCLOSURE

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource Stages 2 rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days' written notice to you.

For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, amounts you withdraw from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:

(1) Each calendar year, if your ALERMDA is greater than the ALP.

    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of ALP.

    - The LABA will be reduced by the total of the amount that each withdrawal in the current calendar year exceeds the RALP at the time of each withdrawal, but shall not be reduced to less than zero.

    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource Stages 2 rider.

The ALERMDA is:

(1) determined by us each calendar year;

(2) based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;

(3) based on the value of this contract alone on the date it is determined;

(4) based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code ; and

(5) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder as applicable on the effective date of this prospectus, to:

      1. IRAs under Section 408(b) of the Code;

      2. Roth IRAs under Section 408A of the Code;

      3. Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code.

In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource Stages 2 rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RALP amount and may result in the reduction of your guaranteed values as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years.

Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource Stages 2 rider.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 91

APPENDIX G: CONDENSED FINANCIAL INFORMATION (UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount representing the lowest and highest total annual variable account expense combinations for each contract. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2011. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.



VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.
YEAR ENDED DEC. 31,               2011      2010      2009      2008      2007      2006
------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at
  beginning of period              $1.09     $1.00     $0.74     $1.23     $1.10    $1.00
Accumulation unit value at end
  of period                        $1.04     $1.09     $1.00     $0.74     $1.23    $1.10
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    1,920     1,769     1,603     1,325     1,295      346
------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/26/2006)
Accumulation unit value at
  beginning of period              $1.05     $0.94     $0.79     $1.09     $1.16    $1.00
Accumulation unit value at end
  of period                        $1.05     $1.05     $0.94     $0.79     $1.09    $1.16
Number of accumulation units
  outstanding at end of period
  (000 omitted)                   14,358    12,846    12,296    10,333    11,609    3,143
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (6/26/2006)
Accumulation unit value at
  beginning of period              $1.09     $0.97     $0.79     $1.14     $1.13    $1.00
Accumulation unit value at end
  of period                        $1.10     $1.09     $0.97     $0.79     $1.14    $1.13
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    7,342     8,118     9,918     2,682     3,274      829
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.00     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $0.99     $1.00        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    2,071     1,047        --        --        --       --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.02     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.07     $1.02        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    2,062     1,102        --        --        --       --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.21     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.14     $1.21        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      824       316        --        --        --       --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.21     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.26     $1.21        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                       80        --        --        --        --       --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.22     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $0.95     $1.22        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    1,374       398        --        --        --       --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.04     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.08     $1.04        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      865       406        --        --        --       --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2)
(7/19/2010)
Accumulation unit value at
  beginning of period              $1.02     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.11     $1.02        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    1,140       163        --        --        --       --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (6/26/2006)
Accumulation unit value at
  beginning of period              $1.29     $1.16     $0.82     $1.09     $1.08    $1.00
Accumulation unit value at end
  of period                        $1.36     $1.29     $1.16     $0.82     $1.09    $1.08
Number of accumulation units
  outstanding at end of period
  (000 omitted)                   10,620    10,905    10,915     8,519     8,110    2,469
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.08     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.13     $1.08        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    1,786       859        --        --        --       --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.07     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.13     $1.07        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      505       123        --        --        --       --
------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 92 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,               2011      2010      2009      2008      2007      2006
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.19     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.04     $1.19        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      349       138        --        --        --       --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.21     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.16     $1.21        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      401        75        --        --        --       --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.01     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.02     $1.01        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      457       299        --        --        --       --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2)
(6/26/2006)
Accumulation unit value at
  beginning of period              $1.13     $1.00     $0.73     $1.43     $1.20    $1.00
Accumulation unit value at end
  of period                        $0.94     $1.13     $1.00     $0.73     $1.43    $1.20
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    8,041     9,469    10,385    10,806     7,134   23,001
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.27     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.07     $1.27        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                       91        12        --        --        --       --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.26     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.15     $1.26        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      222        75        --        --        --       --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (6/26/2006)
Accumulation unit value at
  beginning of period              $1.06     $0.93     $0.74     $1.19     $1.14    $1.00
Accumulation unit value at end
  of period                        $1.06     $1.06     $0.93     $0.74     $1.19    $1.14
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    6,657     6,003     5,694     4,520     3,380    1,079
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.20     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.17     $1.20        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      197        23        --        --        --       --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.27     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.15     $1.27        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                       67        17        --        --        --       --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.00     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.01     $1.00        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      466       271        --        --        --       --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (4/29/2011)
Accumulation unit value at
  beginning of period              $1.00        --        --        --        --       --
Accumulation unit value at end
  of period                        $0.95        --        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    1,305        --        --        --        --       --
------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at
  beginning of period              $1.13     $0.97     $0.73     $1.28     $1.10    $1.00
Accumulation unit value at end
  of period                        $1.09     $1.13     $0.97     $0.73     $1.28    $1.10
Number of accumulation units
  outstanding at end of period
  (000 omitted)                   50,040    52,513   180,001   379,751   246,455   94,738
------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at
  beginning of period              $1.32     $1.04     $0.75     $1.25     $1.09    $1.00
Accumulation unit value at end
  of period                        $1.17     $1.32     $1.04     $0.75     $1.25    $1.09
Number of accumulation units
  outstanding at end of period
  (000 omitted)                   41,822    44,384   199,837   248,092   127,339   36,125
------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at
  beginning of period              $1.14     $0.90     $0.70     $1.06     $1.09    $1.00
Accumulation unit value at end
  of period                        $1.09     $1.14     $0.90     $0.70     $1.06    $1.09
Number of accumulation units
  outstanding at end of period
  (000 omitted)                   12,614    12,529    13,709    12,625    11,602    4,228
------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at
  beginning of period              $1.01     $0.91     $0.73     $1.17     $1.14    $1.00
Accumulation unit value at end
  of period                        $0.99     $1.01     $0.91     $0.73     $1.17    $1.14
Number of accumulation units
  outstanding at end of period
  (000 omitted)                   16,523    16,807    17,365    17,652    20,093    5,798
------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 93

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,               2011      2010      2009      2008      2007      2006
------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at
  beginning of period              $0.97     $0.85     $0.63     $1.06     $1.00       --
Accumulation unit value at end
  of period                        $0.90     $0.97     $0.85     $0.63     $1.06       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                   13,258    15,295   639,872   430,107   255,815       --
------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at
  beginning of period              $1.44     $1.28     $0.97     $1.57     $1.24    $1.00
Accumulation unit value at end
  of period                        $1.52     $1.44     $1.28     $0.97     $1.57    $1.24
Number of accumulation units
  outstanding at end of period
  (000 omitted)                   17,962    16,579    17,912    18,559    16,501    4,446
------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at
  beginning of period              $1.42     $1.08     $0.69     $1.31     $1.08    $1.00
Accumulation unit value at end
  of period                        $1.31     $1.42     $1.08     $0.69     $1.31    $1.08
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    6,756     6,158     5,604     4,975     4,591   17,766
------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S)
(6/26/2006)
Accumulation unit value at
  beginning of period              $1.15     $0.95     $0.73     $1.21     $1.14    $1.00
Accumulation unit value at end
  of period                        $1.11     $1.15     $0.95     $0.73     $1.21    $1.14
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    1,392     1,455     1,127       833       629      164
------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at
  beginning of period              $1.15     $1.00     $0.73     $1.23     $1.17    $1.00
Accumulation unit value at end
  of period                        $1.04     $1.15     $1.00     $0.73     $1.23    $1.17
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    8,569     8,021     7,911     7,145     6,835    2,542
------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at
  beginning of period              $1.10     $0.90     $0.66     $1.08     $1.10    $1.00
Accumulation unit value at end
  of period                        $1.06     $1.10     $0.90     $0.66     $1.08    $1.10
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    6,884     7,403     8,026     7,814     7,765    3,088
------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (6/26/2006)
Accumulation unit value at
  beginning of period              $1.29     $1.15     $0.96     $1.15     $1.07    $1.00
Accumulation unit value at end
  of period                        $1.30     $1.29     $1.15     $0.96     $1.15    $1.07
Number of accumulation units
  outstanding at end of period
  (000 omitted)                   20,990    18,465   351,435   346,275   235,995   82,883
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at
  beginning of period              $1.12     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.08     $1.12        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                  249,264    79,955        --        --        --       --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.00     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.07     $1.00        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      363       370        --        --        --       --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.21     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.19     $1.21        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                       92        64        --        --        --       --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.21     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.03     $1.21        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      924       276        --        --        --       --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.29     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.22     $1.29        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      665       199        --        --        --       --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at
  beginning of period              $1.05     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.07     $1.05        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                  124,664    37,862        --        --        --       --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.16     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.11     $1.16        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      219       138        --        --        --       --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.18     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $0.94     $1.18        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      453       143        --        --        --       --
------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 94 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,               2011      2010      2009      2008      2007      2006
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.05     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.06     $1.05        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      975       376        --        --        --       --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.23     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.14     $1.23        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      563       230        --        --        --       --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.16     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.07     $1.16        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      382        65        --        --        --       --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.01     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.06     $1.01        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      695       369        --        --        --       --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.19     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.20     $1.19        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      206        67        --        --        --       --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.24     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.20     $1.24        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      175        52        --        --        --       --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.16     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.14     $1.16        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      147        87        --        --        --       --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at
  beginning of period              $1.09     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.09     $1.09        --        --        --       --
Number of accumulation units
  outstanding at end of period   1,372,-
  (000 omitted)                      850   543,150        --        --        --       --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at
  beginning of period              $1.11     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.09     $1.11        --        --        --       --
Number of accumulation units
  outstanding at end of period   1,004,-
  (000 omitted)                      346   382,806        --        --        --       --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at
  beginning of period              $1.07     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.08     $1.07        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                  310,373   130,486        --        --        --       --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.20     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.07     $1.20        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      707       214        --        --        --       --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.17     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.20     $1.17        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      213        15        --        --        --       --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.23     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.22     $1.23        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      140        11        --        --        --       --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.29     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.27     $1.29        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      120        --        --        --        --       --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.23     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.17     $1.23        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      134        73        --        --        --       --
------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 95

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,               2011      2010      2009      2008      2007      2006
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.00     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.05     $1.00        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      320       184        --        --        --       --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.17     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.01     $1.17        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                       82         9        --        --        --       --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.00     $1.00        --        --        --       --
Accumulation unit value at end
  of period                        $1.02     $1.00        --        --        --       --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                       67        39        --        --        --       --
------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (6/26/2006)
Accumulation unit value at
  beginning of period              $1.26     $1.03     $0.70     $1.18     $1.12    $1.00
Accumulation unit value at end
  of period                        $1.18     $1.26     $1.03     $0.70     $1.18    $1.12
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    5,638     2,066     2,178     1,767     2,129      556
------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (6/26/2006)
Accumulation unit value at
  beginning of period              $1.43     $1.14     $0.75     $1.29     $1.15    $1.00
Accumulation unit value at end
  of period                        $1.35     $1.43     $1.14     $0.75     $1.29    $1.15
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    7,143     8,077     7,416     5,757     5,179    1,212
------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                2011      2010      2009      2008      2007      2006      2005      2004      2003      2002
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.21     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.15     $1.21        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      250        11        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (2/13/2002)
Accumulation unit value at
  beginning of period              $1.38     $1.24     $1.05     $1.45     $1.54     $1.32     $1.27     $1.13    $0.89     $1.00
Accumulation unit value at end
  of period                        $1.38     $1.38     $1.24     $1.05     $1.45     $1.54     $1.32     $1.27    $1.13     $0.89
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    5,339     5,469     6,158     8,079    12,429    15,592    16,716    10,779    5,922     2,396
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (2/13/2002)
Accumulation unit value at
  beginning of period              $1.27     $1.14     $0.93     $1.35     $1.34     $1.18     $1.15     $1.07    $0.90     $1.00
Accumulation unit value at end
  of period                        $1.29     $1.27     $1.14     $0.93     $1.35     $1.34     $1.18     $1.15    $1.07     $0.90
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    3,744     4,325     6,111     2,378     4,008     3,764     3,085     2,273    1,117       462
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $0.99     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $0.98     $0.99        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    3,304       666        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.02     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.07     $1.02        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    3,728       428        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.21     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.13     $1.21        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      901       293        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.21     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.25     $1.21        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                       49        --        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.22     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $0.95     $1.22        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      982       417        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.04     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.07     $1.04        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    1,777       517        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 96 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                2011      2010      2009      2008      2007      2006      2005      2004      2003      2002
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.02     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.10     $1.02        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    1,438       237        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (4/28/2006)
Accumulation unit value at
  beginning of period              $1.26     $1.14     $0.80     $1.07     $1.07     $1.00        --        --       --        --
Accumulation unit value at end
  of period                        $1.32     $1.26     $1.14     $0.80     $1.07     $1.07        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    3,513     3,872     4,262     4,864     7,595     9,164        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.08     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.12     $1.08        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    1,717       478        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.07     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.12     $1.07        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    1,504       171        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.19     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.03     $1.19        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      263        53        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.21     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.15     $1.21        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      347       100        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.01     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.02     $1.01        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    1,220       145        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2006)
Accumulation unit value at
  beginning of period              $0.98     $0.87     $0.64     $1.26     $1.06     $1.00        --        --       --        --
Accumulation unit value at end
  of period                        $0.81     $0.98     $0.87     $0.64     $1.26     $1.06        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    1,688     1,766     2,195     2,857     2,426     5,251        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.27     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.06     $1.27        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      117        32        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.26     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.14     $1.26        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      231        56        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (2/13/2002)
Accumulation unit value at
  beginning of period              $1.17     $1.03     $0.83     $1.34     $1.29     $1.13     $1.10     $1.01    $0.80     $1.00
Accumulation unit value at end
  of period                        $1.18     $1.17     $1.03     $0.83     $1.34     $1.29     $1.13     $1.10    $1.01     $0.80
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    3,038     3,421     4,568     5,854     8,187     9,874    10,825     9,241    5,428     1,648
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.20     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.17     $1.20        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      204        40        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.27     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.15     $1.27        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      170        22        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.00     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.00     $1.00        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    1,095       460        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (4/29/2011)
Accumulation unit value at
  beginning of period              $1.00        --        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $0.95        --        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    2,125        --        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 97

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                2011      2010      2009      2008      2007      2006      2005      2004      2003      2002
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at
  beginning of period              $1.05     $0.90     $0.68     $1.19     $1.03     $1.00        --        --       --        --
Accumulation unit value at end
  of period                        $1.00     $1.05     $0.90     $0.68     $1.19     $1.03        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                   11,122    12,302    15,949    27,515    23,069    20,348        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit value at
  beginning of period              $2.33     $1.84     $1.33     $2.23     $1.95     $1.76     $1.51     $1.23    $0.90     $1.00
Accumulation unit value at end
  of period                        $2.05     $2.33     $1.84     $1.33     $2.23     $1.95     $1.76     $1.51    $1.23     $0.90
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    8,022     9,514    14,164    20,610    25,720    32,335    28,423    18,934    9,886     3,541
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (2/13/2002)
Accumulation unit value at
  beginning of period              $1.88     $1.48     $1.16     $1.75     $1.82     $1.57     $1.46     $1.20    $0.92     $1.00
Accumulation unit value at end
  of period                        $1.78     $1.88     $1.48     $1.16     $1.75     $1.82     $1.57     $1.46    $1.20     $0.92
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    2,496     2,911     3,457     4,647     7,056     8,954     8,682     5,338    3,257     1,610
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (2/13/2002)
Accumulation unit value at
  beginning of period              $1.36     $1.24     $0.99     $1.60     $1.56     $1.34     $1.22     $1.10    $0.89     $1.00
Accumulation unit value at end
  of period                        $1.33     $1.36     $1.24     $0.99     $1.60     $1.56     $1.34     $1.22    $1.10     $0.89
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    3,633     4,727     5,705     8,193    12,837    13,922    11,400     7,311    3,856     1,418
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at
  beginning of period              $0.95     $0.84     $0.63     $1.06     $1.00        --        --        --       --        --
Accumulation unit value at end
  of period                        $0.89     $0.95     $0.84     $0.63     $1.06        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    1,400     1,827    18,450    16,906    12,686        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at
  beginning of period              $2.48     $2.21     $1.69     $2.74     $2.18     $1.68     $1.46     $1.14    $0.85     $1.00
Accumulation unit value at end
  of period                        $2.61     $2.48     $2.21     $1.69     $2.74     $2.18     $1.68     $1.46    $1.14     $0.85
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    2,928     2,748     3,343     4,698     6,370     6,302     5,189     2,575    1,371       431
----------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at
  beginning of period              $1.28     $0.98     $0.63     $1.19     $0.99     $1.00        --        --       --        --
Accumulation unit value at end
  of period                        $1.17     $1.28     $0.98     $0.63     $1.19     $0.99        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    1,686     1,284     1,240     1,487     1,490     3,111        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.19     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.14     $1.19        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                       81        17        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at
  beginning of period              $1.46     $1.28     $0.93     $1.58     $1.50     $1.30     $1.15     $1.00       --        --
Accumulation unit value at end
  of period                        $1.32     $1.46     $1.28     $0.93     $1.58     $1.50     $1.30     $1.15       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    2,763     2,966     3,414     4,437     6,986     8,796     5,927     2,391       --        --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at
  beginning of period              $1.38     $1.14     $0.84     $1.37     $1.41     $1.24     $1.15     $1.00       --        --
Accumulation unit value at end
  of period                        $1.33     $1.38     $1.14     $0.84     $1.37     $1.41     $1.24     $1.15       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    1,679     2,099     2,510     3,184     4,773     5,725     3,700     1,477       --        --
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at
  beginning of period              $1.24     $1.11     $0.92     $1.11     $1.04     $1.00        --        --       --        --
Accumulation unit value at end
  of period                        $1.25     $1.24     $1.11     $0.92     $1.11     $1.04        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    8,325     7,492    15,667    18,406    14,755    14,860        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at
  beginning of period              $1.12     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.07     $1.12        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                   88,245    18,111        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.00     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.06     $1.00        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      857       109        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.21     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.18     $1.21        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                       67        14        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.21     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.03     $1.21        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      943       200        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 98 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                2011      2010      2009      2008      2007      2006      2005      2004      2003      2002
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.29     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.21     $1.29        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      446        44        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at
  beginning of period              $1.04     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.06     $1.04        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period    106,3-
  (000 omitted)                       20    31,375        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.16     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.11     $1.16        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      310        38        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.18     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $0.94     $1.18        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      479       118        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.04     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.05     $1.04        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    2,080       490        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.23     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.13     $1.23        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      381        67        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.16     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.07     $1.16        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      433        97        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.00     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.06     $1.00        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    1,006       184        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.19     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.20     $1.19        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      225        87        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.24     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.19     $1.24        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      429        39        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.15     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.14     $1.15        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      344        85        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at
  beginning of period              $1.09     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.08     $1.09        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period    803,6-    267,6-
  (000 omitted)                       53        38        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at
  beginning of period              $1.11     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.08     $1.11        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period    380,4-
  (000 omitted)                       32    98,233        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at
  beginning of period              $1.07     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.07     $1.07        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period    235,3-
  (000 omitted)                       32    82,795        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.19     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.07     $1.19        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      667       155        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 99

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                2011      2010      2009      2008      2007      2006      2005      2004      2003      2002
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.17     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.20     $1.17        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      401        10        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.23     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.21     $1.23        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                       91        --        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.29     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.27     $1.29        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                       96        18        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.23     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.16     $1.23        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      165        74        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.00     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.04     $1.00        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      565       159        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.17     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.01     $1.17        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      230         6        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
  beginning of period              $1.00     $1.00        --        --        --        --        --        --       --        --
Accumulation unit value at end
  of period                        $1.01     $1.00        --        --        --        --        --        --       --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      320       163        --        --        --        --        --        --       --        --
----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (2/13/2002)
Accumulation unit value at
  beginning of period              $1.55     $1.27     $0.87     $1.47     $1.39     $1.25     $1.18     $1.01    $0.75     $1.00
Accumulation unit value at end
  of period                        $1.45     $1.55     $1.27     $0.87     $1.47     $1.39     $1.25     $1.18    $1.01     $0.75
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    1,577       941     1,067     1,472     2,414     3,081     3,829     3,698    3,344     1,985
----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (2/13/2002)
Accumulation unit value at
  beginning of period              $1.65     $1.31     $0.87     $1.51     $1.34     $1.10     $1.05     $0.94    $0.67     $1.00
Accumulation unit value at end
  of period                        $1.55     $1.65     $1.31     $0.87     $1.51     $1.34     $1.10     $1.05    $0.94     $0.67
Number of accumulation units
  outstanding at end of period
  (000 omitted)                    1,106     1,331     1,388     1,360     1,799     1,527     1,557     1,643    1,441       387
----------------------------------------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                              2011       2010
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.21      $1.00
Accumulation unit value at end of period                                         $1.15      $1.21
Number of accumulation units outstanding at end of period (000 omitted)             42          2
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/19/2010)
Accumulation unit value at beginning of period                                   $1.16      $1.00
Accumulation unit value at end of period                                         $1.15      $1.16
Number of accumulation units outstanding at end of period (000 omitted)            255        127
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.14      $1.00
Accumulation unit value at end of period                                         $1.15      $1.14
Number of accumulation units outstanding at end of period (000 omitted)             69         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $0.99      $1.00
Accumulation unit value at end of period                                         $0.98      $0.99
Number of accumulation units outstanding at end of period (000 omitted)          1,336        340
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.02      $1.00
Accumulation unit value at end of period                                         $1.07      $1.02
Number of accumulation units outstanding at end of period (000 omitted)            707        306
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 100 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011       2010
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.21      $1.00
Accumulation unit value at end of period                                         $1.13      $1.21
Number of accumulation units outstanding at end of period (000 omitted)            287         38
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.20      $1.00
Accumulation unit value at end of period                                         $1.25      $1.20
Number of accumulation units outstanding at end of period (000 omitted)             10         13
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.22      $1.00
Accumulation unit value at end of period                                         $0.95      $1.22
Number of accumulation units outstanding at end of period (000 omitted)            110         33
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.04      $1.00
Accumulation unit value at end of period                                         $1.07      $1.04
Number of accumulation units outstanding at end of period (000 omitted)            301         97
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.02      $1.00
Accumulation unit value at end of period                                         $1.10      $1.02
Number of accumulation units outstanding at end of period (000 omitted)            359        187
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $0.97      $1.00
Accumulation unit value at end of period                                         $1.02      $0.97
Number of accumulation units outstanding at end of period (000 omitted)            263        122
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.08      $1.00
Accumulation unit value at end of period                                         $1.12      $1.08
Number of accumulation units outstanding at end of period (000 omitted)            294        121
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.07      $1.00
Accumulation unit value at end of period                                         $1.12      $1.07
Number of accumulation units outstanding at end of period (000 omitted)            155         59
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.19      $1.00
Accumulation unit value at end of period                                         $1.03      $1.19
Number of accumulation units outstanding at end of period (000 omitted)             25         10
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.21      $1.00
Accumulation unit value at end of period                                         $1.15      $1.21
Number of accumulation units outstanding at end of period (000 omitted)             40         38
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.01      $1.00
Accumulation unit value at end of period                                         $1.02      $1.01
Number of accumulation units outstanding at end of period (000 omitted)            483         27
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.22      $1.00
Accumulation unit value at end of period                                         $1.01      $1.22
Number of accumulation units outstanding at end of period (000 omitted)             37          5
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.27      $1.00
Accumulation unit value at end of period                                         $1.06      $1.27
Number of accumulation units outstanding at end of period (000 omitted)             17          6
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.26      $1.00
Accumulation unit value at end of period                                         $1.14      $1.26
Number of accumulation units outstanding at end of period (000 omitted)              2         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.18      $1.00
Accumulation unit value at end of period                                         $1.18      $1.18
Number of accumulation units outstanding at end of period (000 omitted)            240         66
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 101

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011       2010
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.20      $1.00
Accumulation unit value at end of period                                         $1.16      $1.20
Number of accumulation units outstanding at end of period (000 omitted)             17          2
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.27      $1.00
Accumulation unit value at end of period                                         $1.15      $1.27
Number of accumulation units outstanding at end of period (000 omitted)             55          3
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.00      $1.00
Accumulation unit value at end of period                                         $1.00      $1.00
Number of accumulation units outstanding at end of period (000 omitted)            713        147
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (4/29/2011)
Accumulation unit value at beginning of period                                   $1.00         --
Accumulation unit value at end of period                                         $0.94         --
Number of accumulation units outstanding at end of period (000 omitted)            520         --
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                   $1.20      $1.00
Accumulation unit value at end of period                                         $1.15      $1.20
Number of accumulation units outstanding at end of period (000 omitted)            337         51
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                   $1.24      $1.00
Accumulation unit value at end of period                                         $1.09      $1.24
Number of accumulation units outstanding at end of period (000 omitted)            348         58
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                   $1.30      $1.00
Accumulation unit value at end of period                                         $1.24      $1.30
Number of accumulation units outstanding at end of period (000 omitted)             78         20
--------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                   $1.12      $1.00
Accumulation unit value at end of period                                         $1.09      $1.12
Number of accumulation units outstanding at end of period (000 omitted)             99         15
--------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                   $1.17      $1.00
Accumulation unit value at end of period                                         $1.09      $1.17
Number of accumulation units outstanding at end of period (000 omitted)             36         11
--------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (7/19/2010)
Accumulation unit value at beginning of period                                   $1.17      $1.00
Accumulation unit value at end of period                                         $1.23      $1.17
Number of accumulation units outstanding at end of period (000 omitted)            137         21
--------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/19/2010)
Accumulation unit value at beginning of period                                   $1.26      $1.00
Accumulation unit value at end of period                                         $1.15      $1.26
Number of accumulation units outstanding at end of period (000 omitted)             41          5
--------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.19      $1.00
Accumulation unit value at end of period                                         $1.13      $1.19
Number of accumulation units outstanding at end of period (000 omitted)              2         --
--------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                   $1.19      $1.00
Accumulation unit value at end of period                                         $1.07      $1.19
Number of accumulation units outstanding at end of period (000 omitted)            227        166
--------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                   $1.22      $1.00
Accumulation unit value at end of period                                         $1.18      $1.22
Number of accumulation units outstanding at end of period (000 omitted)             81         18
--------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/19/2010)
Accumulation unit value at beginning of period                                   $1.06      $1.00
Accumulation unit value at end of period                                         $1.07      $1.06
Number of accumulation units outstanding at end of period (000 omitted)            482        194
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 102 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011       2010
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.16      $1.00
Accumulation unit value at end of period                                         $1.11      $1.16
Number of accumulation units outstanding at end of period (000 omitted)          1,022        302
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.00      $1.00
Accumulation unit value at end of period                                         $1.06      $1.00
Number of accumulation units outstanding at end of period (000 omitted)            239         54
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.21      $1.00
Accumulation unit value at end of period                                         $1.18      $1.21
Number of accumulation units outstanding at end of period (000 omitted)             24          7
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.21      $1.00
Accumulation unit value at end of period                                         $1.03      $1.21
Number of accumulation units outstanding at end of period (000 omitted)             76         28
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.29      $1.00
Accumulation unit value at end of period                                         $1.21      $1.29
Number of accumulation units outstanding at end of period (000 omitted)            122          8
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.05      $1.00
Accumulation unit value at end of period                                         $1.07      $1.05
Number of accumulation units outstanding at end of period (000 omitted)         11,499      3,209
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.16      $1.00
Accumulation unit value at end of period                                         $1.10      $1.16
Number of accumulation units outstanding at end of period (000 omitted)             22          3
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.18      $1.00
Accumulation unit value at end of period                                         $0.93      $1.18
Number of accumulation units outstanding at end of period (000 omitted)            123         31
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.04      $1.00
Accumulation unit value at end of period                                         $1.05      $1.04
Number of accumulation units outstanding at end of period (000 omitted)            969        100
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.23      $1.00
Accumulation unit value at end of period                                         $1.13      $1.23
Number of accumulation units outstanding at end of period (000 omitted)            149          8
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.16      $1.00
Accumulation unit value at end of period                                         $1.06      $1.16
Number of accumulation units outstanding at end of period (000 omitted)            237         52
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.00      $1.00
Accumulation unit value at end of period                                         $1.06      $1.00
Number of accumulation units outstanding at end of period (000 omitted)            167         30
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.19      $1.00
Accumulation unit value at end of period                                         $1.19      $1.19
Number of accumulation units outstanding at end of period (000 omitted)             23         12
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.24      $1.00
Accumulation unit value at end of period                                         $1.19      $1.24
Number of accumulation units outstanding at end of period (000 omitted)             81         11
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.15      $1.00
Accumulation unit value at end of period                                         $1.14      $1.15
Number of accumulation units outstanding at end of period (000 omitted)             58         10
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 103

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011       2010
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.11      $1.00
Accumulation unit value at end of period                                         $1.09      $1.11
Number of accumulation units outstanding at end of period (000 omitted)         28,107      8,015
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.13      $1.00
Accumulation unit value at end of period                                         $1.10      $1.13
Number of accumulation units outstanding at end of period (000 omitted)          9,272      1,891
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.08      $1.00
Accumulation unit value at end of period                                         $1.08      $1.08
Number of accumulation units outstanding at end of period (000 omitted)         14,556      4,109
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.19      $1.00
Accumulation unit value at end of period                                         $1.06      $1.19
Number of accumulation units outstanding at end of period (000 omitted)            241         49
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.17      $1.00
Accumulation unit value at end of period                                         $1.19      $1.17
Number of accumulation units outstanding at end of period (000 omitted)             28          3
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.23      $1.00
Accumulation unit value at end of period                                         $1.21      $1.23
Number of accumulation units outstanding at end of period (000 omitted)              8          6
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.29      $1.00
Accumulation unit value at end of period                                         $1.26      $1.29
Number of accumulation units outstanding at end of period (000 omitted)              8          1
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.23      $1.00
Accumulation unit value at end of period                                         $1.16      $1.23
Number of accumulation units outstanding at end of period (000 omitted)             17         21
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.00      $1.00
Accumulation unit value at end of period                                         $1.04      $1.00
Number of accumulation units outstanding at end of period (000 omitted)             84          4
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.17      $1.00
Accumulation unit value at end of period                                         $1.00      $1.17
Number of accumulation units outstanding at end of period (000 omitted)            123         38
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.00      $1.00
Accumulation unit value at end of period                                         $1.01      $1.00
Number of accumulation units outstanding at end of period (000 omitted)            132         11
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                   $1.23      $1.00
Accumulation unit value at end of period                                         $1.14      $1.23
Number of accumulation units outstanding at end of period (000 omitted)             12          2
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                   $1.28      $1.00
Accumulation unit value at end of period                                         $1.20      $1.28
Number of accumulation units outstanding at end of period (000 omitted)             56          6
--------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                              2011       2010
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.21      $1.00
Accumulation unit value at end of period                                         $1.14      $1.21
Number of accumulation units outstanding at end of period (000 omitted)             10         --
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 104 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011       2010
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/19/2010)
Accumulation unit value at beginning of period                                   $1.16      $1.00
Accumulation unit value at end of period                                         $1.15      $1.16
Number of accumulation units outstanding at end of period (000 omitted)             49         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.14      $1.00
Accumulation unit value at end of period                                         $1.15      $1.14
Number of accumulation units outstanding at end of period (000 omitted)             --         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $0.99      $1.00
Accumulation unit value at end of period                                         $0.98      $0.99
Number of accumulation units outstanding at end of period (000 omitted)            219         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.01      $1.00
Accumulation unit value at end of period                                         $1.07      $1.01
Number of accumulation units outstanding at end of period (000 omitted)             46          7
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.21      $1.00
Accumulation unit value at end of period                                         $1.13      $1.21
Number of accumulation units outstanding at end of period (000 omitted)             26         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.20      $1.00
Accumulation unit value at end of period                                         $1.25      $1.20
Number of accumulation units outstanding at end of period (000 omitted)             --         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.22      $1.00
Accumulation unit value at end of period                                         $0.95      $1.22
Number of accumulation units outstanding at end of period (000 omitted)            131         65
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.04      $1.00
Accumulation unit value at end of period                                         $1.07      $1.04
Number of accumulation units outstanding at end of period (000 omitted)             86         17
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.02      $1.00
Accumulation unit value at end of period                                         $1.10      $1.02
Number of accumulation units outstanding at end of period (000 omitted)             25         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $0.97      $1.00
Accumulation unit value at end of period                                         $1.02      $0.97
Number of accumulation units outstanding at end of period (000 omitted)             14         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.08      $1.00
Accumulation unit value at end of period                                         $1.12      $1.08
Number of accumulation units outstanding at end of period (000 omitted)             93          6
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.07      $1.00
Accumulation unit value at end of period                                         $1.12      $1.07
Number of accumulation units outstanding at end of period (000 omitted)             49         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.19      $1.00
Accumulation unit value at end of period                                         $1.03      $1.19
Number of accumulation units outstanding at end of period (000 omitted)             23          1
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.21      $1.00
Accumulation unit value at end of period                                         $1.15      $1.21
Number of accumulation units outstanding at end of period (000 omitted)             24         13
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.01      $1.00
Accumulation unit value at end of period                                         $1.02      $1.01
Number of accumulation units outstanding at end of period (000 omitted)             --         --
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 105

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011       2010
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.22      $1.00
Accumulation unit value at end of period                                         $1.01      $1.22
Number of accumulation units outstanding at end of period (000 omitted)             56         34
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.27      $1.00
Accumulation unit value at end of period                                         $1.06      $1.27
Number of accumulation units outstanding at end of period (000 omitted)              7         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.26      $1.00
Accumulation unit value at end of period                                         $1.14      $1.26
Number of accumulation units outstanding at end of period (000 omitted)              9         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.18      $1.00
Accumulation unit value at end of period                                         $1.18      $1.18
Number of accumulation units outstanding at end of period (000 omitted)              1         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.20      $1.00
Accumulation unit value at end of period                                         $1.16      $1.20
Number of accumulation units outstanding at end of period (000 omitted)              9         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.27      $1.00
Accumulation unit value at end of period                                         $1.14      $1.27
Number of accumulation units outstanding at end of period (000 omitted)             27         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.00      $1.00
Accumulation unit value at end of period                                         $1.00      $1.00
Number of accumulation units outstanding at end of period (000 omitted)              6          6
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (4/29/2011)
Accumulation unit value at beginning of period                                   $1.00         --
Accumulation unit value at end of period                                         $0.94         --
Number of accumulation units outstanding at end of period (000 omitted)            148         --
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                   $1.20      $1.00
Accumulation unit value at end of period                                         $1.15      $1.20
Number of accumulation units outstanding at end of period (000 omitted)            164         80
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                   $1.24      $1.00
Accumulation unit value at end of period                                         $1.09      $1.24
Number of accumulation units outstanding at end of period (000 omitted)             20         15
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                   $1.30      $1.00
Accumulation unit value at end of period                                         $1.24      $1.30
Number of accumulation units outstanding at end of period (000 omitted)             18          9
--------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                   $1.12      $1.00
Accumulation unit value at end of period                                         $1.09      $1.12
Number of accumulation units outstanding at end of period (000 omitted)             30         --
--------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                   $1.17      $1.00
Accumulation unit value at end of period                                         $1.09      $1.17
Number of accumulation units outstanding at end of period (000 omitted)              9          9
--------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (7/19/2010)
Accumulation unit value at beginning of period                                   $1.17      $1.00
Accumulation unit value at end of period                                         $1.23      $1.17
Number of accumulation units outstanding at end of period (000 omitted)             69          2
--------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/19/2010)
Accumulation unit value at beginning of period                                   $1.26      $1.00
Accumulation unit value at end of period                                         $1.15      $1.26
Number of accumulation units outstanding at end of period (000 omitted)             32         10
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 106 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011       2010
--------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.19      $1.00
Accumulation unit value at end of period                                         $1.13      $1.19
Number of accumulation units outstanding at end of period (000 omitted)              9         --
--------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                   $1.19      $1.00
Accumulation unit value at end of period                                         $1.07      $1.19
Number of accumulation units outstanding at end of period (000 omitted)             46          1
--------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                   $1.22      $1.00
Accumulation unit value at end of period                                         $1.18      $1.22
Number of accumulation units outstanding at end of period (000 omitted)              1         --
--------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/19/2010)
Accumulation unit value at beginning of period                                   $1.06      $1.00
Accumulation unit value at end of period                                         $1.07      $1.06
Number of accumulation units outstanding at end of period (000 omitted)             57         --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.16      $1.00
Accumulation unit value at end of period                                         $1.11      $1.16
Number of accumulation units outstanding at end of period (000 omitted)          1,906        387
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.00      $1.00
Accumulation unit value at end of period                                         $1.06      $1.00
Number of accumulation units outstanding at end of period (000 omitted)             24         11
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.21      $1.00
Accumulation unit value at end of period                                         $1.18      $1.21
Number of accumulation units outstanding at end of period (000 omitted)             --         --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.21      $1.00
Accumulation unit value at end of period                                         $1.03      $1.21
Number of accumulation units outstanding at end of period (000 omitted)             89         54
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.29      $1.00
Accumulation unit value at end of period                                         $1.21      $1.29
Number of accumulation units outstanding at end of period (000 omitted)             63         40
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.05      $1.00
Accumulation unit value at end of period                                         $1.07      $1.05
Number of accumulation units outstanding at end of period (000 omitted)          4,424        673
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.16      $1.00
Accumulation unit value at end of period                                         $1.10      $1.16
Number of accumulation units outstanding at end of period (000 omitted)             22         20
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.18      $1.00
Accumulation unit value at end of period                                         $0.93      $1.18
Number of accumulation units outstanding at end of period (000 omitted)             11         --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.04      $1.00
Accumulation unit value at end of period                                         $1.05      $1.04
Number of accumulation units outstanding at end of period (000 omitted)             43         --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.23      $1.00
Accumulation unit value at end of period                                         $1.13      $1.23
Number of accumulation units outstanding at end of period (000 omitted)              2         --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.16      $1.00
Accumulation unit value at end of period                                         $1.06      $1.16
Number of accumulation units outstanding at end of period (000 omitted)             32          5
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 107

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011       2010
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.00      $1.00
Accumulation unit value at end of period                                         $1.06      $1.00
Number of accumulation units outstanding at end of period (000 omitted)             35         --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.19      $1.00
Accumulation unit value at end of period                                         $1.19      $1.19
Number of accumulation units outstanding at end of period (000 omitted)              1         --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.24      $1.00
Accumulation unit value at end of period                                         $1.19      $1.24
Number of accumulation units outstanding at end of period (000 omitted)             35         --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.15      $1.00
Accumulation unit value at end of period                                         $1.13      $1.15
Number of accumulation units outstanding at end of period (000 omitted)             39         --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.11      $1.00
Accumulation unit value at end of period                                         $1.09      $1.11
Number of accumulation units outstanding at end of period (000 omitted)         22,126      6,259
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.13      $1.00
Accumulation unit value at end of period                                         $1.10      $1.13
Number of accumulation units outstanding at end of period (000 omitted)         11,746      3,622
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.08      $1.00
Accumulation unit value at end of period                                         $1.08      $1.08
Number of accumulation units outstanding at end of period (000 omitted)          9,784      2,470
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.19      $1.00
Accumulation unit value at end of period                                         $1.06      $1.19
Number of accumulation units outstanding at end of period (000 omitted)             75         10
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.17      $1.00
Accumulation unit value at end of period                                         $1.19      $1.17
Number of accumulation units outstanding at end of period (000 omitted)             15          9
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.23      $1.00
Accumulation unit value at end of period                                         $1.21      $1.23
Number of accumulation units outstanding at end of period (000 omitted)             32         --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.29      $1.00
Accumulation unit value at end of period                                         $1.26      $1.29
Number of accumulation units outstanding at end of period (000 omitted)             13         --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.23      $1.00
Accumulation unit value at end of period                                         $1.16      $1.23
Number of accumulation units outstanding at end of period (000 omitted)             15          9
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.00      $1.00
Accumulation unit value at end of period                                         $1.04      $1.00
Number of accumulation units outstanding at end of period (000 omitted)             11         11
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.17      $1.00
Accumulation unit value at end of period                                         $1.00      $1.17
Number of accumulation units outstanding at end of period (000 omitted)              4         --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.00      $1.00
Accumulation unit value at end of period                                         $1.01      $1.00
Number of accumulation units outstanding at end of period (000 omitted)             --         --
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 108 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011       2010
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                   $1.23      $1.00
Accumulation unit value at end of period                                         $1.14      $1.23
Number of accumulation units outstanding at end of period (000 omitted)             24         --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                   $1.28      $1.00
Accumulation unit value at end of period                                         $1.20      $1.28
Number of accumulation units outstanding at end of period (000 omitted)             11         --
--------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                              2011       2010
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.20      $1.00
Accumulation unit value at end of period                                         $1.14      $1.20
Number of accumulation units outstanding at end of period (000 omitted)             --         --
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/19/2010)
Accumulation unit value at beginning of period                                   $1.16      $1.00
Accumulation unit value at end of period                                         $1.15      $1.16
Number of accumulation units outstanding at end of period (000 omitted)             10         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.14      $1.00
Accumulation unit value at end of period                                         $1.15      $1.14
Number of accumulation units outstanding at end of period (000 omitted)             --         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $0.99      $1.00
Accumulation unit value at end of period                                         $0.98      $0.99
Number of accumulation units outstanding at end of period (000 omitted)            277         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.01      $1.00
Accumulation unit value at end of period                                         $1.06      $1.01
Number of accumulation units outstanding at end of period (000 omitted)             72         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.20      $1.00
Accumulation unit value at end of period                                         $1.12      $1.20
Number of accumulation units outstanding at end of period (000 omitted)             84         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.20      $1.00
Accumulation unit value at end of period                                         $1.24      $1.20
Number of accumulation units outstanding at end of period (000 omitted)              9         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.21      $1.00
Accumulation unit value at end of period                                         $0.94      $1.21
Number of accumulation units outstanding at end of period (000 omitted)            125         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.04      $1.00
Accumulation unit value at end of period                                         $1.07      $1.04
Number of accumulation units outstanding at end of period (000 omitted)             48         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.01      $1.00
Accumulation unit value at end of period                                         $1.10      $1.01
Number of accumulation units outstanding at end of period (000 omitted)             43         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $0.97      $1.00
Accumulation unit value at end of period                                         $1.01      $0.97
Number of accumulation units outstanding at end of period (000 omitted)             --         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.08      $1.00
Accumulation unit value at end of period                                         $1.12      $1.08
Number of accumulation units outstanding at end of period (000 omitted)            154         93
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 109

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011       2010
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.07      $1.00
Accumulation unit value at end of period                                         $1.12      $1.07
Number of accumulation units outstanding at end of period (000 omitted)             48         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.19      $1.00
Accumulation unit value at end of period                                         $1.02      $1.19
Number of accumulation units outstanding at end of period (000 omitted)             20         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.20      $1.00
Accumulation unit value at end of period                                         $1.15      $1.20
Number of accumulation units outstanding at end of period (000 omitted)              9         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.01      $1.00
Accumulation unit value at end of period                                         $1.01      $1.01
Number of accumulation units outstanding at end of period (000 omitted)            122         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.22      $1.00
Accumulation unit value at end of period                                         $1.00      $1.22
Number of accumulation units outstanding at end of period (000 omitted)              3         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.27      $1.00
Accumulation unit value at end of period                                         $1.06      $1.27
Number of accumulation units outstanding at end of period (000 omitted)             17          1
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.26      $1.00
Accumulation unit value at end of period                                         $1.13      $1.26
Number of accumulation units outstanding at end of period (000 omitted)             22         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.17      $1.00
Accumulation unit value at end of period                                         $1.17      $1.17
Number of accumulation units outstanding at end of period (000 omitted)             --         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.20      $1.00
Accumulation unit value at end of period                                         $1.16      $1.20
Number of accumulation units outstanding at end of period (000 omitted)              7         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.27      $1.00
Accumulation unit value at end of period                                         $1.14      $1.27
Number of accumulation units outstanding at end of period (000 omitted)             20         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.00      $1.00
Accumulation unit value at end of period                                         $0.99      $1.00
Number of accumulation units outstanding at end of period (000 omitted)              1         --
--------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (4/29/2011)
Accumulation unit value at beginning of period                                   $1.00         --
Accumulation unit value at end of period                                         $0.94         --
Number of accumulation units outstanding at end of period (000 omitted)            102         --
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                   $1.20      $1.00
Accumulation unit value at end of period                                         $1.15      $1.20
Number of accumulation units outstanding at end of period (000 omitted)             62          1
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                   $1.24      $1.00
Accumulation unit value at end of period                                         $1.09      $1.24
Number of accumulation units outstanding at end of period (000 omitted)             29         --
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                   $1.30      $1.00
Accumulation unit value at end of period                                         $1.23      $1.30
Number of accumulation units outstanding at end of period (000 omitted)              7         --
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 110 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011       2010
--------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                   $1.12      $1.00
Accumulation unit value at end of period                                         $1.09      $1.12
Number of accumulation units outstanding at end of period (000 omitted)             17         --
--------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                   $1.17      $1.00
Accumulation unit value at end of period                                         $1.09      $1.17
Number of accumulation units outstanding at end of period (000 omitted)             --         --
--------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (7/19/2010)
Accumulation unit value at beginning of period                                   $1.17      $1.00
Accumulation unit value at end of period                                         $1.23      $1.17
Number of accumulation units outstanding at end of period (000 omitted)             63         --
--------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/19/2010)
Accumulation unit value at beginning of period                                   $1.26      $1.00
Accumulation unit value at end of period                                         $1.15      $1.26
Number of accumulation units outstanding at end of period (000 omitted)             --         --
--------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.18      $1.00
Accumulation unit value at end of period                                         $1.13      $1.18
Number of accumulation units outstanding at end of period (000 omitted)             --         --
--------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                   $1.18      $1.00
Accumulation unit value at end of period                                         $1.07      $1.18
Number of accumulation units outstanding at end of period (000 omitted)             31         --
--------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                   $1.22      $1.00
Accumulation unit value at end of period                                         $1.17      $1.22
Number of accumulation units outstanding at end of period (000 omitted)             --         --
--------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/19/2010)
Accumulation unit value at beginning of period                                   $1.06      $1.00
Accumulation unit value at end of period                                         $1.06      $1.06
Number of accumulation units outstanding at end of period (000 omitted)            159         47
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.16      $1.00
Accumulation unit value at end of period                                         $1.11      $1.16
Number of accumulation units outstanding at end of period (000 omitted)          2,115        234
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.00      $1.00
Accumulation unit value at end of period                                         $1.05      $1.00
Number of accumulation units outstanding at end of period (000 omitted)              7          3
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.21      $1.00
Accumulation unit value at end of period                                         $1.18      $1.21
Number of accumulation units outstanding at end of period (000 omitted)             18         --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.21      $1.00
Accumulation unit value at end of period                                         $1.02      $1.21
Number of accumulation units outstanding at end of period (000 omitted)             21         --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.29      $1.00
Accumulation unit value at end of period                                         $1.20      $1.29
Number of accumulation units outstanding at end of period (000 omitted)             11         --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.05      $1.00
Accumulation unit value at end of period                                         $1.06      $1.05
Number of accumulation units outstanding at end of period (000 omitted)          4,761        306
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.16      $1.00
Accumulation unit value at end of period                                         $1.10      $1.16
Number of accumulation units outstanding at end of period (000 omitted)             32         --
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 111

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011       2010
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.18      $1.00
Accumulation unit value at end of period                                         $0.93      $1.18
Number of accumulation units outstanding at end of period (000 omitted)             33          1
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.04      $1.00
Accumulation unit value at end of period                                         $1.05      $1.04
Number of accumulation units outstanding at end of period (000 omitted)            198         95
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.23      $1.00
Accumulation unit value at end of period                                         $1.13      $1.23
Number of accumulation units outstanding at end of period (000 omitted)             51         --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.16      $1.00
Accumulation unit value at end of period                                         $1.06      $1.16
Number of accumulation units outstanding at end of period (000 omitted)              8          1
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.00      $1.00
Accumulation unit value at end of period                                         $1.05      $1.00
Number of accumulation units outstanding at end of period (000 omitted)             --         --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.19      $1.00
Accumulation unit value at end of period                                         $1.19      $1.19
Number of accumulation units outstanding at end of period (000 omitted)              1         --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.23      $1.00
Accumulation unit value at end of period                                         $1.18      $1.23
Number of accumulation units outstanding at end of period (000 omitted)              1          1
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.15      $1.00
Accumulation unit value at end of period                                         $1.13      $1.15
Number of accumulation units outstanding at end of period (000 omitted)             12          1
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.10      $1.00
Accumulation unit value at end of period                                         $1.09      $1.10
Number of accumulation units outstanding at end of period (000 omitted)         23,508     10,038
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.13      $1.00
Accumulation unit value at end of period                                         $1.10      $1.13
Number of accumulation units outstanding at end of period (000 omitted)          7,580      1,963
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.07      $1.00
Accumulation unit value at end of period                                         $1.08      $1.07
Number of accumulation units outstanding at end of period (000 omitted)          5,698      1,757
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.19      $1.00
Accumulation unit value at end of period                                         $1.06      $1.19
Number of accumulation units outstanding at end of period (000 omitted)             13         --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.17      $1.00
Accumulation unit value at end of period                                         $1.19      $1.17
Number of accumulation units outstanding at end of period (000 omitted)             19         22
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.23      $1.00
Accumulation unit value at end of period                                         $1.20      $1.23
Number of accumulation units outstanding at end of period (000 omitted)              8         --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.29      $1.00
Accumulation unit value at end of period                                         $1.26      $1.29
Number of accumulation units outstanding at end of period (000 omitted)              1         --
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 112 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011       2010
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.23      $1.00
Accumulation unit value at end of period                                         $1.15      $1.23
Number of accumulation units outstanding at end of period (000 omitted)              2         --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.00      $1.00
Accumulation unit value at end of period                                         $1.03      $1.00
Number of accumulation units outstanding at end of period (000 omitted)              3         --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.17      $1.00
Accumulation unit value at end of period                                         $1.00      $1.17
Number of accumulation units outstanding at end of period (000 omitted)             --         --
--------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                   $1.00      $1.00
Accumulation unit value at end of period                                         $1.01      $1.00
Number of accumulation units outstanding at end of period (000 omitted)             --         --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                   $1.23      $1.00
Accumulation unit value at end of period                                         $1.14      $1.23
Number of accumulation units outstanding at end of period (000 omitted)             27         --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                   $1.28      $1.00
Accumulation unit value at end of period                                         $1.20      $1.28
Number of accumulation units outstanding at end of period (000 omitted)              7         --
--------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                               2011       2010
---------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.20      $1.00
Accumulation unit value at end of period                                          $1.14      $1.20
Number of accumulation units outstanding at end of period (000 omitted)              13         --
---------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/19/2010)
Accumulation unit value at beginning of period                                    $1.16      $1.00
Accumulation unit value at end of period                                          $1.15      $1.16
Number of accumulation units outstanding at end of period (000 omitted)               6         --
---------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.14      $1.00
Accumulation unit value at end of period                                          $1.14      $1.14
Number of accumulation units outstanding at end of period (000 omitted)              --         --
---------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $0.99      $1.00
Accumulation unit value at end of period                                          $0.97      $0.99
Number of accumulation units outstanding at end of period (000 omitted)               8         --
---------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.01      $1.00
Accumulation unit value at end of period                                          $1.06      $1.01
Number of accumulation units outstanding at end of period (000 omitted)              26         --
---------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.20      $1.00
Accumulation unit value at end of period                                          $1.12      $1.20
Number of accumulation units outstanding at end of period (000 omitted)               6         --
---------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.20      $1.00
Accumulation unit value at end of period                                          $1.24      $1.20
Number of accumulation units outstanding at end of period (000 omitted)              --         --
---------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.21      $1.00
Accumulation unit value at end of period                                          $0.94      $1.21
Number of accumulation units outstanding at end of period (000 omitted)               4          2
---------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 113

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                               2011       2010
---------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.04      $1.00
Accumulation unit value at end of period                                          $1.06      $1.04
Number of accumulation units outstanding at end of period (000 omitted)               7          3
---------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.01      $1.00
Accumulation unit value at end of period                                          $1.09      $1.01
Number of accumulation units outstanding at end of period (000 omitted)              18         --
---------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $0.97      $1.00
Accumulation unit value at end of period                                          $1.01      $0.97
Number of accumulation units outstanding at end of period (000 omitted)               5         --
---------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.08      $1.00
Accumulation unit value at end of period                                          $1.11      $1.08
Number of accumulation units outstanding at end of period (000 omitted)              14          3
---------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.07      $1.00
Accumulation unit value at end of period                                          $1.11      $1.07
Number of accumulation units outstanding at end of period (000 omitted)              --         --
---------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.19      $1.00
Accumulation unit value at end of period                                          $1.02      $1.19
Number of accumulation units outstanding at end of period (000 omitted)              --         --
---------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.20      $1.00
Accumulation unit value at end of period                                          $1.14      $1.20
Number of accumulation units outstanding at end of period (000 omitted)              --         --
---------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.01      $1.00
Accumulation unit value at end of period                                          $1.01      $1.01
Number of accumulation units outstanding at end of period (000 omitted)               5         --
---------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.22      $1.00
Accumulation unit value at end of period                                          $1.00      $1.22
Number of accumulation units outstanding at end of period (000 omitted)              --         --
---------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.27      $1.00
Accumulation unit value at end of period                                          $1.05      $1.27
Number of accumulation units outstanding at end of period (000 omitted)              --         --
---------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.26      $1.00
Accumulation unit value at end of period                                          $1.13      $1.26
Number of accumulation units outstanding at end of period (000 omitted)              --         --
---------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.17      $1.00
Accumulation unit value at end of period                                          $1.17      $1.17
Number of accumulation units outstanding at end of period (000 omitted)              --         --
---------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.20      $1.00
Accumulation unit value at end of period                                          $1.16      $1.20
Number of accumulation units outstanding at end of period (000 omitted)              --         --
---------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.27      $1.00
Accumulation unit value at end of period                                          $1.14      $1.27
Number of accumulation units outstanding at end of period (000 omitted)              --         --
---------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.00      $1.00
Accumulation unit value at end of period                                          $0.99      $1.00
Number of accumulation units outstanding at end of period (000 omitted)              31         --
---------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 114 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                               2011       2010
---------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (4/29/2011)
Accumulation unit value at beginning of period                                    $1.00         --
Accumulation unit value at end of period                                          $0.94         --
Number of accumulation units outstanding at end of period (000 omitted)               1         --
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                    $1.20      $1.00
Accumulation unit value at end of period                                          $1.15      $1.20
Number of accumulation units outstanding at end of period (000 omitted)              --          8
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                    $1.24      $1.00
Accumulation unit value at end of period                                          $1.08      $1.24
Number of accumulation units outstanding at end of period (000 omitted)               7          4
---------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                    $1.30      $1.00
Accumulation unit value at end of period                                          $1.23      $1.30
Number of accumulation units outstanding at end of period (000 omitted)               2         --
---------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                    $1.12      $1.00
Accumulation unit value at end of period                                          $1.08      $1.12
Number of accumulation units outstanding at end of period (000 omitted)              --         --
---------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                    $1.17      $1.00
Accumulation unit value at end of period                                          $1.08      $1.17
Number of accumulation units outstanding at end of period (000 omitted)              --         --
---------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (7/19/2010)
Accumulation unit value at beginning of period                                    $1.17      $1.00
Accumulation unit value at end of period                                          $1.22      $1.17
Number of accumulation units outstanding at end of period (000 omitted)              --         --
---------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/19/2010)
Accumulation unit value at beginning of period                                    $1.26      $1.00
Accumulation unit value at end of period                                          $1.15      $1.26
Number of accumulation units outstanding at end of period (000 omitted)              --         --
---------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.18      $1.00
Accumulation unit value at end of period                                          $1.13      $1.18
Number of accumulation units outstanding at end of period (000 omitted)              --         --
---------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                    $1.18      $1.00
Accumulation unit value at end of period                                          $1.06      $1.18
Number of accumulation units outstanding at end of period (000 omitted)              10         --
---------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                    $1.22      $1.00
Accumulation unit value at end of period                                          $1.17      $1.22
Number of accumulation units outstanding at end of period (000 omitted)              --         --
---------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/19/2010)
Accumulation unit value at beginning of period                                    $1.06      $1.00
Accumulation unit value at end of period                                          $1.06      $1.06
Number of accumulation units outstanding at end of period (000 omitted)              --         --
---------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.16      $1.00
Accumulation unit value at end of period                                          $1.11      $1.16
Number of accumulation units outstanding at end of period (000 omitted)               9         --
---------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.00      $1.00
Accumulation unit value at end of period                                          $1.05      $1.00
Number of accumulation units outstanding at end of period (000 omitted)              --          5
---------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.21      $1.00
Accumulation unit value at end of period                                          $1.17      $1.21
Number of accumulation units outstanding at end of period (000 omitted)              --         --
---------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 115

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                               2011       2010
---------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.20      $1.00
Accumulation unit value at end of period                                          $1.02      $1.20
Number of accumulation units outstanding at end of period (000 omitted)              --         --
---------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.29      $1.00
Accumulation unit value at end of period                                          $1.20      $1.29
Number of accumulation units outstanding at end of period (000 omitted)              --         --
---------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.05      $1.00
Accumulation unit value at end of period                                          $1.06      $1.05
Number of accumulation units outstanding at end of period (000 omitted)             494        116
---------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.16      $1.00
Accumulation unit value at end of period                                          $1.10      $1.16
Number of accumulation units outstanding at end of period (000 omitted)              --         --
---------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.18      $1.00
Accumulation unit value at end of period                                          $0.93      $1.18
Number of accumulation units outstanding at end of period (000 omitted)              --          3
---------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.04      $1.00
Accumulation unit value at end of period                                          $1.04      $1.04
Number of accumulation units outstanding at end of period (000 omitted)               8          4
---------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.23      $1.00
Accumulation unit value at end of period                                          $1.13      $1.23
Number of accumulation units outstanding at end of period (000 omitted)              --         --
---------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.16      $1.00
Accumulation unit value at end of period                                          $1.06      $1.16
Number of accumulation units outstanding at end of period (000 omitted)               9          3
---------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.00      $1.00
Accumulation unit value at end of period                                          $1.05      $1.00
Number of accumulation units outstanding at end of period (000 omitted)              21          5
---------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.19      $1.00
Accumulation unit value at end of period                                          $1.19      $1.19
Number of accumulation units outstanding at end of period (000 omitted)               4         --
---------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.23      $1.00
Accumulation unit value at end of period                                          $1.18      $1.23
Number of accumulation units outstanding at end of period (000 omitted)               5         --
---------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.15      $1.00
Accumulation unit value at end of period                                          $1.13      $1.15
Number of accumulation units outstanding at end of period (000 omitted)              --          8
---------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.10      $1.00
Accumulation unit value at end of period                                          $1.09      $1.10
Number of accumulation units outstanding at end of period (000 omitted)             430        163
---------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.13      $1.00
Accumulation unit value at end of period                                          $1.10      $1.13
Number of accumulation units outstanding at end of period (000 omitted)             177        102
---------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.07      $1.00
Accumulation unit value at end of period                                          $1.07      $1.07
Number of accumulation units outstanding at end of period (000 omitted)             745        198
---------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 116 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                               2011       2010
---------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.19      $1.00
Accumulation unit value at end of period                                          $1.06      $1.19
Number of accumulation units outstanding at end of period (000 omitted)               1         --
---------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.17      $1.00
Accumulation unit value at end of period                                          $1.19      $1.17
Number of accumulation units outstanding at end of period (000 omitted)              --         --
---------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.23      $1.00
Accumulation unit value at end of period                                          $1.20      $1.23
Number of accumulation units outstanding at end of period (000 omitted)              --         --
---------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.29      $1.00
Accumulation unit value at end of period                                          $1.25      $1.29
Number of accumulation units outstanding at end of period (000 omitted)              --          2
---------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.23      $1.00
Accumulation unit value at end of period                                          $1.15      $1.23
Number of accumulation units outstanding at end of period (000 omitted)               4          2
---------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.00      $1.00
Accumulation unit value at end of period                                          $1.03      $1.00
Number of accumulation units outstanding at end of period (000 omitted)              --         --
---------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.17      $1.00
Accumulation unit value at end of period                                          $1.00      $1.17
Number of accumulation units outstanding at end of period (000 omitted)              --         --
---------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                    $1.00      $1.00
Accumulation unit value at end of period                                          $1.00      $1.00
Number of accumulation units outstanding at end of period (000 omitted)               7          3
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                    $1.23      $1.00
Accumulation unit value at end of period                                          $1.14      $1.23
Number of accumulation units outstanding at end of period (000 omitted)               6         --
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                    $1.27      $1.00
Accumulation unit value at end of period                                          $1.19      $1.27
Number of accumulation units outstanding at end of period (000 omitted)               1         --
---------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS 117

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts................  p.  3
Rating Agencies............................  p.  4
Revenues Received During Calendar Year
  2011.....................................  p.  4
Principal Underwriter......................  p.  5
Independent Registered Public Accounting
  Firms....................................  p.  5
Condensed Financial Information
  (Unaudited)..............................  p.  6
Financial Statements





--------------------------------------------------------------------------------
 118 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY -- PROSPECTUS

(RIVERSOURCE ANNUITIES LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474

1-800-862-7919


           RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Company.
     Both companies are affiliated with Ameriprise Financial Services, Inc.


      (C)2008-2012 RiverSource Life Insurance Company. All rights reserved.


140463 D (4/12)

PROSPECTUS


APRIL 30, 2012


RIVERSOURCE

RAVA 5 ADVANTAGE VARIABLE ANNUITY
RAVA 5 SELECT VARIABLE ANNUITY
RAVA 5 ACCESS VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

            20 Madison Avenue Extension
            Albany, NY 12203

            Telephone: 1-800-541-2251


            (Corporate Office)

            ameriprise.com/variableannuities
            RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT


NEW CONTRACTS ARE NOT CURRENTLY BEING OFFERED UNDER THIS PROSPECTUS. THIS PROSPECTUS DESCRIBES CONTRACTS OFFERED PRIOR TO APRIL 30, 2012.


This prospectus contains information that you should know before investing in the RAVA 5 Advantage, the RAVA 5 Select, or the RAVA 5 Access. The information in this prospectus applies to all contracts unless stated otherwise.

Prospectuses are also available for:

- AllianceBernstein Variable Products Series Fund, Inc.
- American Century Variable Portfolios, Inc.

- BlackRock Variable Series Funds, Inc.

- Columbia Funds Variable Insurance Trust

- Columbia Funds Variable Series Trust II


- DWS Variable Series II

- Fidelity(R) Variable Insurance Products -- Service Class 2
- Franklin(R) Templeton(R) Variable Insurance Products Trust
  (FTVIPT) -- Class 2


- Janus Aspen Series: Service Shares

- MFS(R) Variable Insurance Trust(SM)

- Morgan Stanley Universal Investment Funds (UIF)

- Neuberger Berman Advisers Management Trust
- Oppenheimer Variable Account Funds -- Service Shares
- PIMCO Variable Investment Trust (VIT)
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your financial advisor about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


--------------------------------------------------------------------------------
 2 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

RiverSource Life of NY offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we and our affiliates issue. You should ask your financial advisor about his or her ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus).

TABLE OF CONTENTS


KEY TERMS................................       4
THE CONTRACTS IN BRIEF...................       6
EXPENSE SUMMARY..........................       8
CONDENSED FINANCIAL INFORMATION..........      15
FINANCIAL STATEMENTS.....................      15
THE VARIABLE ACCOUNT AND THE FUNDS.......      15
THE FIXED ACCOUNT........................      17
BUYING YOUR CONTRACT.....................      18
CHARGES..................................      21
VALUING YOUR INVESTMENT..................      26
MAKING THE MOST OF YOUR CONTRACT.........      28
SURRENDERS...............................      34
CHANGING THE ANNUITANT...................      35
CHANGING OWNERSHIP.......................      35
BENEFITS IN CASE OF DEATH -- STANDARD
  DEATH BENEFIT..........................      37
OPTIONAL BENEFITS........................      38
THE ANNUITY PAYOUT PERIOD................      50
TAXES....................................      52
VOTING RIGHTS............................      56
SUBSTITUTION OF INVESTMENTS..............      56
ABOUT THE SERVICE PROVIDERS..............      57
APPENDIX A: THE FUNDS....................      59
APPENDIX B: EXAMPLE -- SURRENDER
  CHARGES................................      65
APPENDIX C: EXAMPLE -- OPTIONAL DEATH
  BENEFITS...............................      72
APPENDIX D: EXAMPLE -- OPTIONAL LIVING
  BENEFITS...............................      74
APPENDIX E: EXAMPLE -- ADDITIONAL RMD
  DISCLOSURE.............................      76
APPENDIX F: CONDENSED FINANCIAL
  INFORMATION (UNAUDITED)................      77
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION.................     103





--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 3

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.

ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.

ANNUITIZATION START DATE: The date when annuity payments begin according to the applicable annuity payment plan.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RETURN: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment return we use is 5% but you may request we substitute an assumed investment return of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of your death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT: The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract at any point in time.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: Our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in "good order", your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


OWNER (YOU, YOUR): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. In this case, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to qualify for income tax deferral. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines "owner", "you" and "your".

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

- Roth IRAs including inherited Roth IRAs under Section 408A of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code


--------------------------------------------------------------------------------
 4 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER: You receive a rider to your contract when you purchase optional benefits. The rider adds the terms of the optional benefit to your contract.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value immediately prior to the surrender, minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 5

THE CONTRACTS IN BRIEF

This prospectus describes three contracts. Each contract has different expenses. RAVA 5 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 5 Select has a four-year surrender charge schedule, and has lower mortality and expense risk fees than RAVA 5 Access. RAVA 5 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule and has the lowest mortality and expense risk fees of the three contracts. Your financial advisor can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.


PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the regular fixed account (if available), subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund's performance or deduction of fees, the contract will not longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. Beginning at a specified time in the future called the annuitization start date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax and/or other charges).



BUYING A CONTRACT: New contracts as described in this prospectus are not currently being offered. There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. Some of the factors you may wish to consider include:


- "Tax Free" Exchanges: It may not be advantageous for you to purchase one of these contracts in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a "tax-free" exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to IRS rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on these contracts. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into one of these contracts. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for one of these contracts, or buy one of these contracts in addition to your old contract, unless you determine it is in your best interest. (See "Taxes -- 1035 Exchanges.")

- Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

- Taxes: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (see "Taxes")

- Your age: If you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are considering buying a contract including any optional benefits may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.

- How long you plan to keep your contract: variable annuities are not short-term liquid investments. RAVA 5 Advantage and RAVA 5 Select contracts have surrender charges. RAVA 5 Access contract does not have a surrender charge schedule, but it has a higher mortality and expense risk fee than RAVA 5 Advantage and RAVA 5 Select. All contracts offer an annuity payout plan called Annuity Payout Plan E, which imposes a surrender charge only if you elect to surrender remaining variable payouts available under Annuity Payout Plan E. (see "Annuity Payout Plans -- Plan E") Does the contract meet your current and anticipated future needs for liquidity?

- If you can afford the contract: are your annual income and assets adequate to buy the contract and any optional benefit riders you may choose?


--------------------------------------------------------------------------------
 6 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- The fees and expenses you will pay when buying, owning and surrendering money from these contracts. (see "Charges")

- How and when you plan to take money from the contract: under current tax law, surrenders, including surrenders made under optional benefit riders, are taxed differently than annuity payouts. If you withdraw more than the allowed withdrawal amount in a contract year ("excess withdrawal") under the SecureSource Stages NY rider, the guaranteed amounts under the rider will be reduced. For SecureSource Stages NY, when a withdrawal is taken you will no longer be eligible to receive any future rider credits available under the rider. In addition, certain surrenders may be subject to a federal income tax penalty. (see "Surrenders")

- Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.

- Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, these contracts are not suitable for you and you should not buy one of them. (see "Making the Most of Your
  Contract -- Transferring Among Accounts")

FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract and receive a full refund of the contract value. The valuation date will be the date your request is received at our corporate office. (See "Valuing Your Investment.") We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among the:

- subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")

- regular fixed account, which earns interest at rates that we adjust periodically. For RAVA 5 Advantage and RAVA 5 Select contracts, there are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (see "Buying Your Contract", "Transfer Policies" and "The Regular Fixed Account"). For RAVA 5 Access contracts, the regular fixed account is not available (see "The Fixed Account").

- Special DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (see "The Fixed Account -- The Special DCA Fixed Account")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until the annuitization start date, and once per contract year among the subaccounts after the annuitization start date. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA fixed account. Regular fixed account transfers are subject to special restrictions. (see "Making the Most of Your Contract -- Transferring Among Accounts")

SURRENDERS: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. If you have elected SecureSource Stages NY and you withdraw more than the allowed withdrawal amount in a contract year ("excess withdrawal") under the rider, the guaranteed amounts under the rider will be reduced and you will no longer be eligible to receive any future rider credits available under the rider. In addition, certain surrenders may be subject to a federal income tax penalty. (see "Surrenders")

BENEFITS IN CASE OF DEATH: If you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (see "Benefits in Case of Death -- Standard Death Benefit" and "Optional Benefits")


OPTIONAL BENEFITS: These contracts offer optional living and death benefits that are available for additional charges if you meet certain criteria. We offer optional death benefits and optional living benefits. We offer SecureSource Stages NY riders and Accumulation Protector Benefit rider (offered for contract applications signed prior to Feb. 27, 2012) as optional living benefits. SecureSource Stages NY riders are guaranteed minimum withdrawal benefits that permit you to withdraw a guaranteed amount from the contract over a period of time, which may include, under limited circumstances, the lifetime of a single person (Single Life) or the lifetime of you and your spouse (Joint Life). SecureSource Stages NY riders may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not affect your ability to withdraw income over your lifetime. This optional living benefit may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed under the rider. Accumulation Protector Benefit rider is intended to provide you with a guaranteed contract value at the end of specified waiting period regardless of the volatility inherent in the investments in the subaccounts. Accumulation Protector Benefit rider may be appropriate for you


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 7
if you want a guaranteed contract value at the end of specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This optional living benefit may not be appropriate for you if you intend to surrender your contract value before the end of the 10-year waiting period or take withdrawals during the waiting period (which provides reduced benefit). Optional living benefits require the use of a PN program investment option which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of surrenders that can be taken under the optional benefit during a contract year. For more information on considerations before buying optional living benefits, please see "Optional Benefits -- Optional Living Benefits."


We offer the following optional death benefits: ROPP Death Benefit, MAV Death Benefit and 5-year MAV Death Benefit.

ANNUITY PAYOUTS: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The Special DCA fixed account is not available after the annuitization start date. (see "The Annuity Payout Period")

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING FROM THESE CONTRACTS. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU SURRENDER ONE OF THESE CONTRACTS.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGES FOR RAVA 5 ADVANTAGE

(Contingent deferred sales load as a percentage of purchase payments surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.


               SEVEN-YEAR SCHEDULE                                TEN-YEAR SCHEDULE
                                                                                SURRENDER CHARGE
  NUMBER OF COMPLETED         SURRENDER CHARGE        NUMBER OF COMPLETED      PERCENTAGE APPLIED
YEARS FROM DATE OF EACH    PERCENTAGE APPLIED TO    YEARS FROM DATE OF EACH     TO EACH PURCHASE
    PURCHASE PAYMENT       EACH PURCHASE PAYMENT        PURCHASE PAYMENT             PAYMENT
           0                         7%                        0                        8%

           1                         7                         1                        8

           2                         7                         2                        8

           3                         6                         3                        7

           4                         5                         4                        6

           5                         4                         5                        5

           6                         2                         6                        4

           7+                        0                         7                        3

                                                               8                        2

                                                               9                        1

                                                              10+                       0



SURRENDER CHARGE FOR RAVA 5 SELECT

(Contingent deferred sales load as a percentage of purchase payments surrendered)


              SURRENDER CHARGE
CONTRACT     PERCENTAGE APPLIED
  YEAR      TO PURCHASE PAYMENTS
    1                 7%

    2                 6

    3                 5

    4                 4

   5+                 0


There are no surrender charges on and after the fourth contract anniversary.


--------------------------------------------------------------------------------
 8 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

SURRENDER CHARGE FOR RAVA 5 ACCESS:

0%

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See
"Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

CONTRACT ADMINISTRATIVE CHARGE



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                  MAXIMUM: $50   CURRENT: $30

ANNUAL CONTRACT ADMINISTRATIVE CHARGE IF YOUR CONTRACT VALUE EQUALS    MAXIMUM: $20   CURRENT: $0
OR EXCEEDS $50,000

CONTRACT ADMINISTRATIVE CHARGE AT FULL SURRENDER                       MAXIMUM: $50   CURRENT: $30


ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value)

YOU MUST CHOOSE A PRODUCT, A DEATH BENEFIT GUARANTEE AND THE LENGTH OF YOUR CONTRACT'S SURRENDER CHARGE SCHEDULE. THE COMBINATION YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEES YOU PAY. THE TABLE BELOW SHOWS THE COMBINATIONS AVAILABLE TO YOU AND THEIR COST.

RAVA 5 ADVANTAGE WITH TEN-YEAR SURRENDER CHARGE SCHEDULE



                                                                               MORTALITY AND
                                                                             EXPENSE RISK FEE

Standard Death Benefit                                                             0.85%

ROPP Death Benefit                                                                 1.20

MAV Death Benefit                                                                  1.10

5-year MAV Death Benefit                                                           0.95



RAVA 5 ADVANTAGE WITH SEVEN-YEAR SURRENDER CHARGE



                                                                               MORTALITY AND
                                                                             EXPENSE RISK FEE

Standard Death Benefit                                                             0.95%

ROPP Death Benefit                                                                 1.30

MAV Death Benefit                                                                  1.20

5-year MAV Death Benefit                                                           1.05



RAVA 5 SELECT



                                                                               MORTALITY AND
                                                                             EXPENSE RISK FEE

Standard Death Benefit                                                             1.20%

ROPP Death Benefit                                                                 1.55

MAV Death Benefit                                                                  1.45

5-year MAV Death Benefit                                                           1.30



RAVA 5 ACCESS



                                                                               MORTALITY AND
                                                                             EXPENSE RISK FEE

Standard Death Benefit                                                             1.35%

ROPP Death Benefit                                                                 1.70

MAV Death Benefit                                                                  1.60

5-year MAV Death Benefit                                                           1.45




--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 9

OTHER ANNUAL EXPENSES
OPTIONAL LIVING BENEFITS

If eligible, you may select one of the following optional living benefits. The optional living benefits require participation in the PN program. The fees apply only if you select one of these benefits.




ACCUMULATION PROTECTOR BENEFIT(R) (APB(R)) RIDER FEE              MAXIMUM: 1.75%          CURRENT: 1.75%(1)
(NOT AVAILABLE FOR CONTRACT APPLICATIONS SIGNED ON OR AFTER
  FEB. 27, 2012)



(Charged annually on the contract anniversary as a percentage of contract value or the minimum contract accumulation value, whichever is greater.)


(1) For contract applications signed prior to Oct. 4, 2010, the current fee is 1.25% and for contract applications signed Oct. 4, 2010 through Nov. 13, 2011, the current fee is 1.50%.





SECURESOURCE STAGES NY(SM) - SINGLE LIFE RIDER FEE                MAXIMUM: 1.75%          CURRENT: 1.50%(1)

SECURESOURCE STAGES NY(SM) - JOINT LIFE RIDER FEE                 MAXIMUM: 1.75%          CURRENT: 1.50%(1)



(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)


(1) For contract applications signed prior to Nov. 14, 2011, the current charge for SecureSource Stages NY - Single life rider and SecureSource Stages
    NY - Joint life rider is 1.00% and for contract applications signed Nov. 14, 2011 through Feb. 26, 2012 the current charge for SecureSource Stages
    NY - Single life rider and SecureSource Stages NY - Joint life rider is
    1.15%.


ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2011, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN EACH FUND'S PROSPECTUS.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.50%                2.16%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Accounts and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 5 ADVANTAGE, RAVA 5 SELECT AND RAVA 5 ACCESS*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Alliance Bernstein VPS Large Cap Growth Portfolio (Class B)      0.75%      0.25%    0.09%           --%          1.09%


American Century VP Value, Class II                              0.88       0.25       --            --           1.13


BlackRock Global Allocation V.I. Fund (Class III)                0.64       0.25     0.26          0.02           1.17(1)


Columbia Variable Portfolio - Balanced Fund (Class 3)            0.64       0.13     0.16            --           0.93(2)


Columbia Variable Portfolio - Cash Management Fund (Class        0.33       0.25     0.14            --           0.72(2)
2)


Columbia Variable Portfolio - Diversified Bond Fund (Class       0.41       0.25     0.13            --           0.79
2)


Columbia Variable Portfolio - Diversified Equity Income          0.57       0.25     0.13            --           0.95
Fund (Class 2)


Columbia Variable Portfolio - Dynamic Equity Fund (Class 2)      0.66       0.25     0.16          0.01           1.08


Columbia Variable Portfolio - Emerging Markets Opportunity       1.07       0 25     0.25            --           1.57(2)
Fund (Class 2)


Columbia Variable Portfolio - Global Bond Fund (Class 2)         0.55       0.25     0.16            --           0.96


Columbia Variable Portfolio - Global Inflation Protected         0.42       0.25     0.14            --           0.81
Securities Fund (Class 2)


Columbia Variable Portfolio - High Income Fund (Class 2)         0.63       0.25     0.15            --           1.03(2),(3)


Columbia Variable Portfolio - High Yield Bond Fund (Class        0.58       0.25     0.17            --           1.00(2)
2)




--------------------------------------------------------------------------------
 10 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 5 ADVANTAGE, RAVA 5 SELECT AND RAVA 5 ACCESS* (CONTINUED)


(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Columbia Variable Portfolio - Income Opportunities Fund          0.57%      0.25%    0.14%           --%          0.96%
(Class 2)


Columbia Variable Portfolio - International Opportunity          0.79       0.25     0.21            --           1.25
Fund (Class 2)


Columbia Variable Portfolio - Large Cap Growth Fund (Class       0.71       0.25     0.17            --           1.13(2)
2)


Columbia Variable Portfolio - Limited Duration Credit Fund       0.46       0.25     0.13            --           0.84(2)
(Class 2)


Columbia Variable Portfolio - Marsico International              1.02       0.25     0.20            --           1.47(2),(3)
Opportunities Fund (Class 2)


Columbia Variable Portfolio - Mid Cap Growth Opportunity         0.76       0.25     0.17            --           1.18(2)
Fund (Class 2)


Columbia Variable Portfolio - Mid Cap Value Opportunity          0.74       0.25     0.14            --           1.13
Fund (Class 2)


Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)       0.10       0.13     0.27            --           0.50


Columbia Variable Portfolio - Select Large-Cap Value Fund        0.71       0.25     0.26            --           1.22(2)
(Class 2)


Columbia Variable Portfolio - Select Smaller-Cap Value Fund      0.79       0.25     0.19            --           1 23(2)
(Class 2)


Columbia Variable Portfolio - Short Duration U.S.                0.36       0.25     0.15            --           0.76
Government Fund (Class 2)


Columbia Variable Portfolio - Strategic income Fund (Class       0.60       0.25     0.07            --           0.92(4)
2)


DWS Alternative Asset Allocation VIP, Class B                    0.27       0.25     0.34          1.30           2.16(5)


Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2          0.56       0.25     0.09            --           0.90


Fidelity(R) VIP Mid Cap Portfolio Service Class 2                0.56       0.25     0.10            --           0.91


FTVIPT Franklin Small Cap Value Securities Fund - Class 2        0.50       0.25     0.16          0.01           0.92


FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.13            --           0.98


Janus Aspen Series Janus Portfolio Service Shares                0.56       0.25     0 07            --           0.88


Janus Aspen Series Moderate Allocation Portfolio Service         0.05       0.25     0.47          0.73           1 50(6)
Shares


MFS(R) Utilities Series - Service Class                          0.73       0.25     0.08            --           1.06


Morgan Stanley UIF Mid Cap Growth Portfolio, Class II            0.75       0.35     0.30            --           1.40(7)
Shares


Neuberger Burman Advisers Management Trust Socially              0.85       0.25     0.21            --           1.31(8)
Responsive Portfolio (Class S)


Oppenheimer Global Securities Fund/VA, Service Shares            0.63       0.25     0.13            --           1.01


Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA,             0.69       0.25     0.14            --           1.08(9)
Service Shares


PIMCO VIT All Asset Portfolio, Advisor Share Class               0.43       0.25       --          0.74           1.42(10)


PIMCO VIT Global Multi-Asset Portfolio, Advisor Class            0.95       0.25       --          0.51           1.71(11)


Variable Portfolio - Aggressive Portfolio (Class 2)                --       0.25     0.02          0.79           1.06


Variable Portfolio - American Century Diversified Bond Fund      0.46       0.25     0.13            --           0.84
(Class 2)


Variable Portfolio - American Century Growth Fund (Class 2)      0.63       0.25     0.12            --           1.00


Variable Portfolio - Columbia Wanger International Equities      0.92       0 25     0.21            --           1.38(12)
Fund (Class 2)


Variable Portfolio - Columbia Wanger U S Equities Fund           0.86       0.25     0.14            --           1.25(12)
(Class 2)


Variable Portfolio - Conservative Portfolio (Class 2)              --       0.25     0.02          0.61           0.88


Variable Portfolio - Davis New York Venture Fund (Class 2)       0.71       0.25     0.13            --           1.09(12)


Variable Portfolio - DFA International Value Fund (Class 2)      0.84       0.25     0.17            --           1.26(12)


Variable Portfolio - Eaton Vance Floating-Rate Income Fund       0.63       0.25     0.16            --           1.04(12)
(Class 2)


Variable Portfolio - Goldman Sachs Mid Cap Value Fund            0.77       0.25     0.13            --           1.15(12)
{Class 2)


Variable Portfolio - Invesco International Grown Fund            0.83       0.25     0.16            --           1.24
(Class 2)


Variable Portfolio - J.P. Morgan Core Bond Fund (Class 2)        0.47       0.25     0 13            --           0.85


Variable Portfolio - Jennison Mid Cap Growth Fund (Class 2)      0.75       0.25     0.13            --           1.13(12)


Variable Portfolio - Marsico Growth Fund (Class 2)               0.63       0.25     0.13            --           1.01


Variable Portfolio - MFS Value Fund (Class 2)                    0.63       0.25     0.12            --           1.00


Variable Portfolio - Moderate Portfolio (Class 2)                  --       0.25     0.02          0.71           0.98


Variable Portfolio - Moderately Aggressive Portfolio (Class        --       0.25     0.02          0.75           1.02
2)


Variable Portfolio - Moderately Conservative Portfolio             --       0.25     0.02          0.66           0.93
(Class 2)




--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 11

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 5 ADVANTAGE, RAVA 5 SELECT AND RAVA 5 ACCESS* (CONTINUED)


(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Variable Portfolio - Morgan Stanley Global Real Estate Fund      0.85%      0.25%    0.16%           --%          1.26%((12))
(Class 2)


Variable Portfolio - NFJ Dividend Value Fund Class 2)            0.63       0.25     0.12            --           1.00


Variable Portfolio - Nuveen Winslow Large Cap Growth Fund        0.63       0.25     0.12            --           1.00
(Class 2)


Variable Portfolio - Partners Small Cap Growth Fund (Class       0.87       0.25     0.16            --           1.28(12)
2)


Variable Portfolio - Partners Small Cap Value Fund (Class        0.91       0.25     0.15          0.02           1.33(12)
2)


Variable Portfolio - PIMCO Mortgage-Backed Securities Fund       0.48       0.25     0.15            --           0.88
(Class 2)


Variable Portfolio - Pyramis(R) International Equity Fund        0.85       0.25     0.17            --           1.27(12)
(Class 2)


Variable Portfolio - Wells Fargo Short Duration Government       0.47       0.25     0.13            --           0.85
Fund (Class 2)


Wells Fargo Advantage VT Opportunity Fund - Class 2              0.65       0.25     0.17            --           1.07(13)


Wells Fargo Advantage VT Small Cap Growth Fund - Class 2         0.75       0.25     0.20          0.01           1.21






    *The Funds provided the information on their expenses and we have not independently verified the information.


   **The previous fund names can be found in the Appendix under "The Funds".


  ***Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


  (1)Other expenses have been restated to reflect current fees. The sub-adviser has voluntarily agreed to waive 0.14% of the sub-advisory fee and such voluntary waiver can be reduced or discontinued at any time at the sole and exclusive discretion of the sub-adviser. After fee waivers, net expenses would be 1 03%.


  (2)Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.79% for Columbia Variable Portfolio - Balanced Fund (Class 3), 0.71% for Columbia Variable
     Portfolio - Cash Management Fund (Class 2), 1.51% for Columbia Variable Portfolio-Emerging Markets Opportunity Fund (Class 2), 0.97% for Columbia Variable Portfolio - High Income Fund (Class 2), 0.97% for Columbia Variable Portfolio - High Yield Bond Fund (Class 2), 1.04% for Columbia Variable Portfolio - Large Cap Growth Fund (Class 2), 0.78% for Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2), 1.44% for Columbia Variable Portfolio - Marsico International Opportunities Fund (Class 2), 1.13% for Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 2), 1.05% for Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 2) and 1.18% for Columbia Variable
     Portfolio - Select Smaller-Cap Value Fund [Class 2).


  (3)Other expenses have been restated to reflect contractual changes to certain other fees.


  (4)Management fees have been restated to reflect contractual changes to the investment advisory and/or administration fee rates. Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.


  (5)Through September 30, 2012, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.57%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.30%). Effective October 1, 2012 through April 30, 2013. the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.62%, excluding certain expanses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.30%). These agreements may only be terminated with the consent of the fund's Board.


  (6)Janus Capital has contractually agreed to waive the Portfolio's total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses and extraordinary expenses) to a certain limit until at least May 1, 2013. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees. After fee waivers, net expenses would be 1.37%.


  (7)The Portfolios' Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee paid to each Portfolios Distributor. Morgan Stanley Distribution. Inc.), will not exceed 1.15%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.


  (8)Neuberger Berman Management LLC ("NBM") has undertaken through Dec. 31, 2014, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.17% of the average daily net asset value. The expense limitation arrangement for the Portfolio's are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation.


  (9)The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05%.


 (10)PIMCO has contractually agreed, through May 1, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expense, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired fund fees and expenses listed in the table above. After fee waivers, net expenses would be 1.345%.


 (11)PIMCO has contractually agreed, through May 1, 2013. to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extant the Portfolio's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO


--------------------------------------------------------------------------------
 12 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

     Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term. In addition, PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio II Ltd. (the "GMA Subsidiary") to PIMCO. The GMA Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the GMA Subsidiary is in place. After fee waivers, net expenses would be 1.25%.


 (12)Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.25% for Variable
     Portfolio - Columbia Wanger International Equities Fund (Class 2), 1.21% for Variable Portfolio - Columbia Wanger U.S. Equities Fund (Class 2), 1.03% for Variable Portfolio - Davis New York Venture Fund (Class 2), 1.16% for Variable Portfolio - DFA International Value Fund (Class 2), 0.97% for Variable Portfolio - Eaton Vance Floating-Rate Income Fund (Class 2), 1.11% for Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 2), 1.07% for Variable Portfolio - Jennison Mid Cap Growth Fund (Class 2), 1.14% for Variable Portfolio - Morgan Stanley Global Real Estate Fund (Class 2), 1.22% for Variable Portfolio - Partners Small Cap Growth Fund (Class 2), 1.16% for Variable Portfolio - Partners Small Cap Value Fund (Class 2) and 1.25% for Variable Portfolio - Pyramis(R) International Equity Fund (Class
     2).


 (13)Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's total annual fund operating expenses after fee waiver, excluding certain expenses, at 1.00% After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.



--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 13

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the optional ROPP and Accumulation Protector Benefit or one of the SecureSource Stages NY riders(1),(3). Although your actual costs may be lower, based on these assumptions your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA 5 ADVANTAGE

With a ten-year
surrender charge
schedule             $1,292      $2,426      $3,368      $5,675           $572       $1,705      $2,827      $5,585

RAVA 5 ADVANTAGE

With a seven-year
surrender charge
schedule              1,212       2,365       3,324       5,667            582        1,734       2,873       5,667

RAVA 5 SELECT         1,237       2,257       2,988       5,868            607        1,806       2,988       5,868

RAVA 5 ACCESS           622       1,849       3,057       5,987            622        1,849       3,057       5,987



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you have the Standard Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA 5 ADVANTAGE

With a ten-year
surrender charge
schedule              $915       $1,316      $1,489      $2,011           $168        $519       $  889      $1,911

RAVA 5 ADVANTAGE

With a seven-year
surrender charge
schedule               831        1,246       1,443       2,023            179         550          943       2,023

RAVA 5 SELECT          855        1,121       1,074       2,296            204         628        1,074       2,296

RAVA 5 ACCESS          220          675       1,153       2,456            220         675        1,153       2,456



(1) In these examples, the contract administrative charge is $50.
(2) In these examples, the contract administrative charge is $30.
(3) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional benefit is reflected rather than the fee that is currently being charged.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.


--------------------------------------------------------------------------------
 14 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts in Appendix F.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives, investment advisers and subadvisers, please see Appendix A.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation

--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 15
  program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) or Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds). Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.64% of the average daily net assets invested in the underlying funds through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the underlying funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in one of these contracts and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating financial advisors who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.


--------------------------------------------------------------------------------
 16 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

THE FIXED ACCOUNT


Amounts allocated to the fixed account become part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life of NY. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

THE REGULAR FIXED ACCOUNT
For RAVA 5 Advantage and RAVA 5 Select, unless the PN program is in effect, you also may allocate purchase payments or transfer contract value to the regular fixed account. For RAVA 5 Access contracts, the regular fixed account is not available. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. (See "Making the Most of Your Contract -- Transfer policies".)

THE SPECIAL DCA FIXED ACCOUNT
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.

You may allocate your entire initial purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.

In accordance with your investment instructions, we transfer a pro rata amount from the Special DCA fixed account to the subaccounts or PN program investment option you select monthly so that, at the end of the Special DCA fixed account term,

--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 17
the balance of the Special DCA fixed account is zero. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account as a destination for the Special DCA monthly transfer.

The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:

- for the Special DCA fixed account and the regular fixed account; and

- for the Special DCA fixed accounts with terms of differing length.

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

- the Special DCA fixed account for a six month term;

- the Special DCA fixed account for a twelve month term;

- the PN program investment option in effect;

- if no PN program investment option is in effect, to the regular fixed account, if available, and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account.

Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.

If you participate in the PN program, and you change to a different PN program investment option while a Special DCA fixed account term is in progress, we will allocate transfers from the Special DCA fixed account to your newly-elected PN program investment option.

If your contract permits, and you discontinue your participation in the PN program while a Special DCA fixed account term is in progress, we will allocate transfers from your Special DCA fixed account for the remainder of the term to the subaccounts in accordance with your current Special DCA fixed account allocation instructions. If your current Special DCA fixed account allocation instructions include a fund to which allocations are restricted and you do not provide new instructions, we will transfer prorated amounts to the valid portion of your allocation instruction.

You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account to the PN program investment option in effect, or if no PN program investment option is in effect, in accordance with your investment instructions to us to the regular fixed account, if available, and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of your Contract -- Automated Dollar-Cost Averaging."

BUYING YOUR CONTRACT


New contracts as described in this prospectus are not currently being offered. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.



--------------------------------------------------------------------------------
 18 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

When you applied, you may have selected among the following:


- the regular fixed account(1), subaccounts, the special DCA fixed account and/or the optional PN program in which you want to invest;

- how you want to make purchase payments;

- a beneficiary;

- under RAVA 5 Advantage, the length of the surrender charge period (seven or ten years);

- one of the following optional death benefit riders:

  - ROPP Death Benefit;

  - MAV Death Benefit; or

  - 5-Year MAV Death Benefit; and

- one of the following optional living benefit riders that require the use of the PN program:


  - Accumulation Protector Benefit(2); or


  - SecureSource Stages NY.

(1) For RAVA 5 Access contracts, the regular fixed account is not available.

(2) Not available for contract applications signed on or after Feb. 27, 2012.


The contracts provide for allocation of purchase payments to the subaccounts of the variable account, to the regular fixed account (if available) and/or to the Special DCA fixed account. We currently allow you to allocate the total amount of purchase payment to the regular fixed account for RAVA 5 Advantage and RAVA 5 Select. We reserve the right to limit purchase payment allocations to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term. For RAVA 5 Access contracts, the regular fixed account is not available. (See "Purchase Payments.")

If your application is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our corporate office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make regular payments to your contract under a scheduled payment plan. You must make an initial purchase payment of $1,000, $2,000 or $10,000 depending on the product and tax qualification (see "Buying Your Contract -- Purchase Payments"). Then, to begin the scheduled payment plan, you will complete and send a form and your first scheduled payment plan payment along with your application. There is no charge for the scheduled payment plan. You can stop your scheduled payment plan payments at any time.

THE ANNUITIZATION START DATE
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized or converted to a stream of monthly payments. If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. Unless annuity payout Plan E is selected, you will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.

The annuitization start date must be:

- no earlier than 13 months after the contract's effective date; and no later than

- the owner's 95th birthday or the tenth contract anniversary, if later,

- or such other date as agreed to by us.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 19

Six months prior to your annuitization date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.

If you do not make an election, annuity payouts using the contract's default option of annuity payout Plan B -- Life with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, beneficiaries will continue to receive payments until 10 years of payments have been made.

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take surrenders to meet your required minimum distributions.

Please see "SecureSource Stages NY -- Other Provisions" section regarding options under this rider at the annuitization start date.

BENEFICIARY
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

If you select the SecureSource Stages NY - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS
If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start.

MINIMUM INITIAL PURCHASE PAYMENTS

                                                                      RAVA 5      RAVA 5     RAVA 5
                                                                    ADVANTAGE     SELECT     ACCESS
                                                                    ---------    -------    -------
QUALIFIED ANNUITIES..............................................     $1,000     $ 2,000    $ 2,000
NONQUALIFIED ANNUITIES...........................................     $2,000     $10,000    $10,000



MINIMUM ADDITIONAL PURCHASE PAYMENTS

  $50


MAXIMUM TOTAL PURCHASE PAYMENTS* (without corporate office approval) based on your age on the effective date of the payment:

For the first year and total:
  through age 85.............................................................   $1,000,000
  for ages 86 to 90..........................................................   $  100,000
  age 91 or older............................................................   $        0
For each subsequent year:
  through age 85.............................................................   $  100,000
  for ages 86 to 90..........................................................   $   50,000
  age 91 or older............................................................   $        0


* These limits apply in total to all RiverSource Life of NY annuities you own unless a higher amount applies to your contract. For qualified annuities the Code's limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.

Additional purchase payment restrictions for contracts with the Accumulation Protector Benefit rider

Additional purchase payments for contracts with the Accumulation Protector Benefit rider are not allowed during the waiting period except for the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up.


--------------------------------------------------------------------------------
 20 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

Additional purchase payment restrictions for the SecureSource Stages NY




The riders prohibit additional purchase payments unless: (1) the payment is received at time of application or within 90 days thereafter, or (2) for qualified annuities where additional purchase payments are allowed in any contract year up to the maximum permissible annual contribution described by the Code, until total additional purchase payments are $100,000.



For contract applications signed on or after Feb. 27, 2012, these restrictions are being waived until further notice.



For contract applications signed prior to Feb. 27, 2012, we are waiving only the $100,000 total additional purchase payment restriction until further notice.



The riders also prohibit additional purchase payments while the rider is effective, if (1) you decline a rider fee increase, or (2) the Annual Lifetime Payment (ALP) is established and your contract value on an anniversary is less than four times the ALP.


HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

For subsequent purchase payments, send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SCHEDULED PAYMENT PLAN

We can help you set up a bank authorization.

LIMITATIONS ON USE OF CONTRACTS
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50. We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. We reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.

If you take a full surrender of your contract, we will deduct the charge at the time of surrender regardless of the contract value. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. These fees cover the mortality and expense risk that we assume. These fees do not apply to the fixed account. We cannot increase these fees.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 21

The mortality and expense risk fee you pay is based on the product you choose, the death benefit guarantee in effect and the surrender charge schedule that applies to your contract.

RAVA 5 ADVANTAGE WITH TEN-YEAR SURRENDER CHARGE SCHEDULE


                                                                              MORTALITY AND
                                                                            EXPENSE RISK FEE

Standard Death Benefit                                                            0.85%

ROPP Death Benefit(1)                                                             1.20

MAV Death Benefit                                                                 1.10

5-year MAV Death Benefit                                                          0.95



RAVA 5 ADVANTAGE WITH SEVEN-YEAR SURRENDER CHARGE


                                                                              MORTALITY AND
                                                                            EXPENSE RISK FEE

Standard Death Benefit                                                            0.95%

ROPP Death Benefit(1)                                                             1.30

MAV Death Benefit                                                                 1.20

5-year MAV Death Benefit                                                          1.05


RAVA 5 SELECT


                                                                              MORTALITY AND
                                                                            EXPENSE RISK FEE

Standard Death Benefit                                                            1.20%

ROPP Death Benefit(1)                                                             1.55

MAV Death Benefit                                                                 1.45

5-year MAV Death Benefit                                                          1.30


RAVA 5 ACCESS


                                                                              MORTALITY AND
                                                                            EXPENSE RISK FEE

Standard Death Benefit                                                            1.35%

ROPP Death Benefit(1)                                                             1.70

MAV Death Benefit                                                                 1.60

5-year MAV Death Benefit                                                          1.45


(1) Only available for purchase as an optional rider for ages 80 or older on the rider effective date.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge more than $20 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 5 Advantage or RAVA 5 Select, discussed in the following paragraphs, will cover sales and distribution expenses.


--------------------------------------------------------------------------------
 22 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

SURRENDER CHARGE
If you surrender all or part of your contract before the annuitization start date, we may deduct a surrender charge. For RAVA 5 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 5 Select, a surrender charge applies if you surrender all or part of your contract value in the first four contract years. There is no surrender charge for RAVA 5 Access. The surrender charge percentages that apply to you are shown in your contract.

If you are buying a new contract as an inherited IRA, please consider carefully your surrender charge selection. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution.

You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA). The FA varies depending on whether your contract includes the SecureSource Stages NY rider:

CONTRACT WITHOUT SECURESOURCE STAGES NY RIDER

The FA is the greater of:

- 10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year; or

- current contract earnings.

During the first contract year, the FA is the greater of:

- 10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or

- current contract earnings.

CONTRACT WITH SECURESOURCE STAGES NY RIDER

The FA is the greatest of:

- 10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year;

- current contract earnings; or

- the Remaining Annual Lifetime Payment.

During the first contract year, the FA is the greatest of:

- 10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA;

- current contract earnings; or

- the Remaining Annual Lifetime Payment.

Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA 5 ADVANTAGE:

A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:

1. First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis.

2. Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.

3. Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.

The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.

We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see "Expense Summary"), and then adding the total surrender charges.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 23

SURRENDER CHARGE UNDER RAVA 5 SELECT:

A surrender charge will apply if you surrender some or all of your contract value during the first four contract years. The surrender charge amount is determined by multiplying purchase payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage.

1. First we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first four contract years.

The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.

SURRENDER CHARGE UNDER RAVA 5 ACCESS:

There is no surrender charge if you surrender all or part of your contract.

PARTIAL SURRENDERS:

For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge will equal the amount you request.

For an example, see Appendix B.

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

- surrenders each year that represent the total free amount for that year;

- required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution;

  - amounts applied to an annuity payment plan (EXCEPTION: As described below, if you select annuity payout Plan E, and choose later to surrender the value of your remaining annuity payments, we will assess a surrender charge.)

  - surrenders made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions). Waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;

  - amounts we refund to you during the free look period; and

  - death benefits.

  CONTINGENT EVENTS

  - Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.

  - Surrenders you make if you are disabled with a medical condition and are diagnosed in the second or later contract years with reasonable medical certainty that the disability will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician's statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See
"Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans".)


--------------------------------------------------------------------------------
 24 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

OPTIONAL LIVING BENEFIT CHARGES

SECURESOURCE STAGES NY RIDER CHARGE

We deduct an annual charge for this optional feature only if you select it. If selected, we deduct an annual charge of 1.50%(1) for SecureSource Stages
NY - Single Life rider or SecureSource Stages NY - Single Life rider.



(1) For contract applications signed prior to Nov. 14, 2011, the current charge for SecureSource Stages NY - Single life rider and SecureSource Stages
    NY - Joint life rider is 1.00% and for contract applications signed Nov. 14, 2011 through Feb. 26, 2012 the current charge for SecureSource Stages
    NY - Single life rider and SecureSource Stages NY - Joint life rider is
    1.15%.


The charge is based on the greater of the benefit base (BB) or the anniversary contract value, but not more than the maximum BB of $10,000,000.

We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the variable subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the SecureSource Stages NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated, or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge adjusted for the number of calendar days coverage was in place since we last deducted the charge.

Currently the SecureSource Stages NY rider fee does not vary with the PN program investment options selected ; however, we reserve the right to vary the rider fee for each investment option. The SecureSource Stages NY - Single Life and SecureSource Stages NY - Joint Life rider fee will not exceed a maximum charge of 1.75%.

The following describes how your annual rider fee may increase:

1. We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

  (A) You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:

      (i) all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,

      (ii)  any ability to make additional purchase payments,

      (iii) any future rider credits, and the credit base (CB) will be permanently reset to zero,

      (iv) any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries, and

      (v) the ability to change your investment option to one that is more aggressive than your current investment option. Any change to a less aggressive investment option will further limit the investment options available to the then current and less aggressive investment options.

  (B) You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher that your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.

2. Your annual rider fee may increase if you elect to change to a more aggressive PN program investment option than your current investment option and if the new investment option has a higher current annual rider fee. The annual rider fees associated with the available investment option may change at our discretion, however these changes will not apply to this rider unless you change your current investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same investment option or move to a less aggressive one. Also, this type of fee increase does not allow you to terminate the rider.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 25

If your rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The fee does not apply after the annuitization start date.

ACCUMULATION PROTECTOR BENEFIT RIDER CHARGE

We deduct an annual charge for this optional feature only if you select it.(1) If selected, we deduct an annual charge of 1.75%(1) of the greater of your contract value or the minimum contract accumulation value on your contract anniversary. We prorate this fee among the variable subaccounts in the same proportion as your interest in each bears to your total variable account contract value. Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the waiting period. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.


Currently, the Accumulation Protector Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The Accumulation Protector Benefit rider fee will not exceed a maximum of 1.75%.

We may increase the rider fee at our discretion and on a nondiscriminatory basis, independent of the fee in effect for new sales.

We will not change the Accumulation Protector Benefit rider fee in effect on your contract after the rider effective date unless:

(a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b) you change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each investment option.

If you choose the elective step up, the elective spousal continuation step up, or change your PN program investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The fee does not apply after the benefit date or after the annuitization start date.


(1) Accumulation Protector Benefit rider is not available for contract applications signed on or after Feb. 27, 2012.



(2) For contract applications signed prior to Oct. 4, 2010, the current fee is 1.25% and for contract applications signed Oct. 4, 2010 through Nov. 13, 2011, the current fee is 1.50%.


FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

VALUING YOUR INVESTMENT

We value your accounts as follows:

THE FIXED ACCOUNT
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

- the sum of your purchase payments allocated to the regular fixed account and Special DCA fixed account and transfer amounts to the regular fixed accounts;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

- minus any prorated portion of the contract administrative charge.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).


--------------------------------------------------------------------------------
 26 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways - in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and a deduction of a prorated portion of:

- the contract administrative charge; and

- the fee for any of the optional benefits you have selected:

- the Accumulation Protector Benefit rider fee; or

- the SecureSource Stages NY rider fee.

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and/or

- mortality and expense risk fees.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 27

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account (if available) to one or more subaccounts. You may not set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic payments under a scheduled payment plan. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS


                                                                                           NUMBER
By investing an equal number of                               AMOUNT     ACCUMULATION     OF UNITS
dollars each month ...                              MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                     Jan       $100           $20           5.00

                                                     Feb        100            18           5.56

you automatically buy                                Mar        100            17           5.88

more units when the                    (ARROW)       Apr        100            15           6.67
per unit market price is low                         May        100            16           6.25

                                                     June       100            18           5.56

                                                     July       100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high                                 Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your financial advisor.

Dollar-cost averaging as described in this section is not available when the PN program is in effect. However, subject to certain restrictions, dollar-cost averaging is available through the Special DCA fixed account. See the "Special DCA Fixed Account" and "Portfolio Navigator Program" sections in this prospectus for details.

ASSET REBALANCING
You can ask us in writing to automatically rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Navigator Program" below).

As long as you are not participating in the PN program, asset rebalancing is available for use with the Special DCA fixed account (see "Special DCA Fixed Account") only if your subaccount allocation for asset rebalancing is exactly the same as your subaccount allocation for transfers from the Special DCA fixed account. If you change your subaccount allocations under the asset rebalancing program or the Special DCA fixed account, we will automatically change the subaccount allocations so they match. If you do not wish to have the subaccount allocation be the same for the asset rebalancing program and the Special DCA fixed account, you must terminate the asset rebalancing program or the Special DCA fixed account, as you may choose.


--------------------------------------------------------------------------------
 28 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM)
Under the PN program for living benefit riders your contract value is currently allocated to one of five investment options each of which is a fund of funds which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds' investment objective ("Portfolio Navigator funds"). The PN program is available for nonqualified annuities and for qualified annuities.

You are required to participate in the PN program if your contract includes an optional Accumulation Protector Benefit rider or SecureSource Stages NY rider. If your contract does not include one of these riders, you may not participate in the PN program; but you may choose to allocate your contract value to one or more of the Portfolio Navigator funds without being the PN program. You should review any PN program information, including the prospectus for the funds of funds, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.

THE PORTFOLIO NAVIGATOR FUNDS. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. The funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach. Columbia Management Investment Advisers is the investment adviser of each of the funds of funds, and Columbia Management Investment Advisers or an affiliate is the investment adviser of each of the underlying funds in which the funds of funds invest. Morningstar Associates, LLC serves as an independent consultant to Columbia Management Investment Advisers to provide recommendations regarding portfolio construction and ongoing analysis of the funds of funds. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your contract value under the PN program. Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management Investment Advisers and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management Investment Advisers and the fund's board of trustees.

Below are the target asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:

1. Variable Portfolio - Aggressive Portfolio: 80% Equity / 20% Fixed Income

2. Variable Portfolio - Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income

3. Variable Portfolio - Moderate Portfolio: 50% Equity / 50% Fixed Income

4. Variable Portfolio - Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income

5. Variable Portfolio - Conservative Portfolio: 20% Equity / 80% Fixed Income

FUND OF FUNDS CONFLICTS OF INTEREST. In providing investment advisory services for the funds of funds and the underlying funds in which the funds of funds invest, Columbia Management Investment Advisers is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which Columbia Management Investment Advisers and its affiliates are subject, see funds of funds prospectus.

PARTICIPATING IN THE PN PROGRAM. You are responsible for determining which investment option is best for you. Your financial advisor can help you make this determination, although his or her assistance is not offered in connection with an investment advisory agreement specific to the PN program. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style that is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the fund of funds you select or have selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life of NY is not responsible for your selection of a specific investment option, or your decision to change to a different investment option.

Currently, there are five Portfolio Navigator funds, ranging from conservative to aggressive. You may not use more than one Portfolio Navigator fund at a time.

If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment option you have chosen.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 29

You may request a change to your fund of funds up to twice per contract year by written request on an authorized form or by another method agreed to by us. If your contract includes an optional Accumulation Protector Benefit or SecureSource Stages NY rider and you make such a change, we may charge you a higher fee for your rider. (See "Charges -- Optional Living Benefit Charges")If your contract includes SecureSource Stages NY rider, we reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see "Making the Most of Your Contract -- Transferring Among
Accounts -- Market Timing"). If your contract includes the SecureSource Stages NY rider, we reserve the right to limit the number of investment options from which you can select, subject to state restrictions.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of investment options based on the amount of your initial purchase payment;

- cancel required participation in the program after 30 days written notice; and

- discontinue the PN program after 30 days written notice.

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By investing in a fund of funds, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a fund of funds, see the prospectus for funds of funds.

LIVING BENEFITS REQUIRING PARTICIPATION IN THE PN PROGRAM:


- ACCUMULATION PROTECTOR BENEFIT RIDER (NOT AVAILABLE FOR CONTRACT APPLICATIONS SIGNED ON OR AFTER FEB. 27, 2012): You cannot terminate the Accumulation Protector Benefit rider. As long as the Accumulation Protector Benefit rider is in effect, your contract value must be invested in one of the investment options. You cannot select the aggressive investment option as your investment option, or transfer to the aggressive investment option while the rider is in effect. The Accumulation Protector Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to participate in any of the investment options, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM UNTIL THE END OF THE WAITING PERIOD.


- SECURESOURCE STAGES NY RIDER: The SecureSource Stages NY rider requires that your contract value be invested in one of the investment options for the life of the contract. We reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make. There is no minimum number of investment options that must be offered in connection with the SecureSource Stages NY rider. Currently the limitation is five, each a fund of funds, from which you may select one. Because you cannot terminate the SecureSource Stages NY rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the PN program investment options. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE SECURESOURCE STAGES NY RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM FOR THE LIFE OF THE CONTRACT.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while the PN program is in effect.

You may transfer contract value from any one subaccount or the regular fixed account, if available, to another subaccount before the annuitization start date. For RAVA 5 Advantage and RAVA 5 Select contracts, certain restrictions apply to transfers involving the regular fixed account. For RAVA 5 Access contracts, the regular fixed account is not available. You may not transfer contract value to the Special DCA fixed account. You may not transfer contract value from the Special DCA fixed account except as part of automated monthly transfers.

The date your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES


--------------------------------------------------------------------------------
 30 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

FOR RAVA 5 ADVANTAGE AND RAVA 5 SELECT

- Before the annuitization start date, you may transfer contract values between the subaccounts or from the subaccounts to the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term, you may not make a transfer from any subaccount back to the regular fixed account for six months following that transfer, partial surrender or termination.


- You may transfer contract values from the regular fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, you may transfer the entire contract value to the regular fixed account. We reserve the right to limit transfers to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers to the regular fixed account, you will be notified in writing, signed by an officer of the company. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1), or $10,000 whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. We reserve the right to change the percentage allowed to be transferred from the regular fixed account with 30 days written notice if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers from the regular fixed account, you will be notified in writing, signed by an officer of the company.


- You may not transfer contract values from the subaccounts or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or the PN program investment option in effect. (See "Special DCA Fixed Account.")

- After the annuitization start date, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of the Special DCA fixed account.

(1) All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.

FOR RAVA 5 ACCESS

- Before the annuitization start date, you may transfer contract values between the subaccounts at any time.

- You may not make a transfer to the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or the PN program investment option in effect. (See "Special DCA Fixed Account.")

- After the annuitization start date, you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of the Special DCA fixed account.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 31

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market

--------------------------------------------------------------------------------
 32 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS
  timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:  Contract value or entire account balance

   * Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers among your subaccounts or regular fixed account (if available) or automated partial surrenders from the regular fixed account (if available), Special DCA fixed account or the subaccounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the regular fixed account are limited to 30% of the regular fixed account value at the beginning of the contract year or $10,000, whichever is greater.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- If the PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (see "Special DCA Fixed Account" and "Making the Most of Your Contract -- Portfolio Navigator Program").

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 33

- If you have a SecureSource Stages NY rider, you may set up automated partial surrenders up to the lifetime benefit amount available for withdrawal under the rider.

MINIMUM AMOUNT

Transfers or surrenders:  $50

MAXIMUM AMOUNT

Transfers or surrenders: None (except for automated transfers from the regular fixed account)

 3 BY TELEPHONE

Call:

518-869-8613


MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT

Transfers:                Contract value or entire account balance

Surrenders:               $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges, or any applicable optional rider charges (see "Charges") and federal income taxes and penalties. State and local income taxes may also apply. (see "Taxes") You cannot make surrenders after the annuitization start date except under Plan E (see "The Annuity Payout
Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the SecureSource Stages NY rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the SecureSource Stages NY rider, your benefits under the rider will be reduced (see "Optional Benefits"). Any partial surrender request that exceeds the amount allowed under the rider(s) and impacts the guarantees provided, will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.

In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender money from all your subaccounts, Special DCA fixed account and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise(1). The minimum contract value after a partial surrender is $500.

(1) If you elected the SecureSource Stages NY or Accumulation Protector Benefit rider, you do not have the option to request from which account to surrender.


--------------------------------------------------------------------------------
 34 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE:  We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

CHANGING THE ANNUITANT

If you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

The death benefit may change due to a change of ownership.

- If you elected the ROPP Death Benefit and if any owner is older than age 79 immediately following the ownership change, the ROPP Death Benefit will continue. If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

- If you elected the 5-Year MAV Death Benefit and if any owner is older than age 75 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 75 or younger, the 5-Year MAV Death Benefit will continue.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 35

- If you elected the MAV Death Benefit and if any owner is older than age 79 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 79 or younger, the MAV Death Benefit will continue.

- The ROPP Death Benefit, MAV Death Benefit and 5-Year MAV Death Benefit values may be reset (see "Benefits in the Case of Death").

- If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see
  "Charges -- Mortality and Expense Risk Fee").

The Accumulation Protector Benefit rider will continue upon change of ownership. For the SecureSource Stages NY - Single Life rider, the rider will terminate if there is a change of ownership unless (1) the new owner assumes total ownership of the contract and is one of the original owners, the covered person, or a non-natural owner holding for the sole benefit of the original owner (e.g., an individual ownership changed to a personal revocable trust.), and (2) the covered person is the same after the ownership change. (See "Optional Benefits.")

The SecureSource Stages NY - Joint Life rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and is one of the covered spouses, or a non-natural owner holding for the sole benefit of one or both covered spouses (e.g., an individual ownership changed to a personal revocable trust).

If we waive our right to terminate the rider for any types of assignments or change of ownership, you will be notified in writing, signed by an officer of the company.

IF YOU DIE BEFORE THE ANNUITIZATION START DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.

For RAVA5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see "Optional Benefits" and "Benefits in the Case of Death -- Standard Death Benefit"). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see "Charges -- Mortality and Expense Risk Fee").

If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

  Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. For RAVA 5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no

--------------------------------------------------------------------------------
 36 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS
  surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see "Optional Benefits", "Optional Death Benefits" and "Benefits in the Case of
  Death -- Standard Death Benefit"). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see "Charges -- Mortality and Expense Risk Fee"). If your spouse is the sole beneficiary and elects to treat the contract as his/her own as an inherited IRA, the SecureSource Stages NY rider will terminate.

  If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.

  If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse beneficiary must submit the applicable investment options form or the Portfolio Navigator program enrollment form. No additional purchase payments will be accepted. The death benefit payable on the death of the spouse beneficiary is the contract value after any rider charges have been deducted from the variable account; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form or the Portfolio Navigator program enrollment form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the contract value after any rider charges have been deducted; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit.

In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT


We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date while this contract is in force. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.


If you are age 79 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:

- contract value after any rider charges have been deducted; or

- the Return of Purchase Payments (ROPP) value.


If you are age 80 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the contract value after any rider charges have been deducted.


HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE STANDARD DEATH BENEFIT AND OPTIONAL DEATH BENEFITS:

ROPP VALUE: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 37

ADJUSTED PARTIAL SURRENDERS

     PS X DB
     -------
        CV


       PS = the amount by which the contract value is reduced as a result of the partial surrender.

       DB = the applicable ROPP value, MAV value or 5-year MAV value on the date of (but prior to) the partial surrender.

       CV = the contract value on the date of (but prior to) the partial surrender.


COVERED LIFE CHANGE: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.

For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid.

After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.

For example of standard death benefit calculation, please see Appendix C.

OPTIONAL BENEFITS

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay out obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

OPTIONAL DEATH BENEFITS
In addition to the Standard Death Benefit, we also offer the following optional death benefits at contract issue:

- ROPP Death Benefit;

- MAV Death Benefit; and

- 5- Year MAV Death Benefit.

If you are age 75 or younger at contract issue, you can elect the 5-Year MAV or MAV optional death benefits. If you are age 76-79 at contract issue, you can elect MAV optional death benefit. If you are age 80 or older at contract issue, then you may elect the ROPP Death Benefit. ROPP is included in the Standard Death Benefit if you are age 79 or younger at contract issue.

Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see "Changing Ownership") or continuation of the contract by the spouse under the spousal continuation provision.

The death benefit determines the mortality and expense risk fee that is assessed against the subaccounts. We will base the benefit paid on the death benefit coverage in effect on the date of your death.

IF YOU ARE AGE 80 OR OLDER AT CONTRACT ISSUE, YOU MAY SELECT THE ROPP DEATH BENEFIT DESCRIBED BELOW AT THE TIME YOU PURCHASE YOUR CONTRACT. BE SURE TO DISCUSS WITH YOUR FINANCIAL ADVISOR WHETHER OR NOT THIS DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

RETURN OF PURCHASE PAYMENTS (ROPP) DEATH BENEFIT
The ROPP Death Benefit will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:

1. the contract value after any rider charges have been deducted, or

2. the ROPP Value as described above.


--------------------------------------------------------------------------------
 38 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

For a spouse who continues the contract and is age 80 or older, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If the spouse who continues the contract is age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for the spouse who continues the contract, if any owner is age 80 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.

If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

AS DESCRIBED BELOW, IF YOU ARE AGE 75 OR YOUNGER AT CONTRACT ISSUE, YOU MAY SELECT EITHER THE MAV DEATH BENEFIT OR THE 5-YEAR MAV DEATH BENEFIT AT THE TIME YOU PURCHASE YOUR CONTRACT. IF YOU ARE AGE 76-79 AT CONTRACT ISSUE, YOU MAY SELECT THE MAV DEATH BENEFIT. THE MAV DEATH BENEFIT DOES NOT PROVIDE ANY ADDITIONAL BENEFIT BEFORE THE FIRST CONTRACT ANNIVERSARY AND THE 5-YEAR MAV DEATH BENEFIT DOES NOT PROVIDE ANY ADDITIONAL BENEFITS BEFORE THE FIFTH CONTRACT ANNIVERSARY AND MAY NOT BE APPROPRIATE FOR CERTAIN OLDER ISSUE AGES BECAUSE THE BENEFIT VALUES MAY BE LIMITED AFTER AGE 80. BE SURE TO DISCUSS WITH YOUR FINANCIAL ADVISOR WHETHER OR NOT THESE DEATH BENEFITS ARE APPROPRIATE FOR YOUR SITUATION.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT
The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1. the contract value after any rider charges have been deducted;

2. the ROPP value as described above; or

3. the MAV.

The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders.

For a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 80 or older when the contract was continued, the MAV death benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:

  (a) the contract value after any rider charges have been deducted, or

  (b) the MAV on that date, but prior to the reset.

If any owner is age 80 or older at the time of the covered life change, the MAV death benefit will terminate and the Standard Death Benefit will apply.

5-YEAR MAXIMUM ANNIVERSARY VALUE (5-YEAR MAV) DEATH BENEFIT
The 5-year MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1. the contract value after any rider charges have been deducted;

2. the ROPP value as described above; or

3. the 5-year MAV.

The 5-year MAV equals the ROPP value prior to the fifth contract anniversary. Every fifth contract anniversary prior to the earlier of your 81st birthday or your death, we compare the 5-year MAV to the current contract value and we reset the 5-Year MAV to the higher amount. The 5-year MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders.

For a spouse who is age 75 or younger and continues the contract, we reset the 5-Year MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 76 or older when the contract was continued, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 39

After a covered life change other than for a spouse who continues the contract, if all owners are age 75 or younger, we reset the 5-Year MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:

  (a) the contract value after any rider charges have been deducted, or

  (b) the 5-Year MAV on that date, but prior to the reset.

If any owner is age 76 or older at the time of the covered life change, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.

OPTIONAL LIVING BENEFITS
SECURESOURCE STAGES NY RIDERS
The SecureSource Stages NY rider is an optional benefit that you can add to your contract for an additional charge. This benefit is intended to provide to you, after the lifetime benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains.

The SecureSource Stages NY rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime. This rider may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed in order to receive the full benefits of the rider.

Your benefits under the rider can be reduced if any of the following occurs:

- If you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the lifetime benefit is available;

- If you take a withdrawal and later choose to allocate your contract value to a fund of funds that is more aggressive than the target fund.

The SecureSource Stages NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year after the lifetime benefit is established. Your age at the time of the first withdrawal will determine the age band for as long as benefits are payable except as described in the lifetime payment percentage provision.

As long as your total withdrawals during the current year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with excess withdrawal processing. At any time, you may withdraw any amount up to your entire surrender value, subject to excess withdrawal processing under the rider.


Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by annual step-ups, through withdrawals over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.


Subject to conditions and limitations, the lifetime benefit amount can be increased if a rider credit is available or your contract value has increased on a rider anniversary. The principal back guarantee can also be increased if your contract value has increased on a rider anniversary.

AVAILABILITY
There are two optional SecureSource Stages NY riders available under your contract:

- SecureSource Stages NY  -- Single Life

- SecureSource Stages NY  -- Joint Life

The information in this section applies to both SecureSource Stages NY riders, unless otherwise noted.

For the purpose of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource Stages NY -- Single Life rider covers one person. The SecureSource Stages NY -- Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Stages NY
-- Single Life rider or the SecureSource Stages NY -- Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource Stages NY rider is an optional benefit that you may select for an additional annual charge if:

- SINGLE LIFE: you are 85 or younger on the date the contract is issued; or

- JOINT LIFE: you and your spouse are 85 or younger on the date the contract is issued.


--------------------------------------------------------------------------------
 40 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

The SecureSource Stages NY riders are not available under an inherited qualified annuity.

The SecureSource Stages NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:

- SINGLE LIFE: death (see "At Death" heading below).

- JOINT LIFE: the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below).

KEY TERMS
The key terms associated with the SecureSource Stages NY rider are:

AGE BANDS: Each age band is associated with a lifetime payment percentage. The covered person (JOINT LIFE: the younger covered spouse) must be at least the youngest age shown in the first age band for the annual lifetime payment to be established. After the annual lifetime payment is established, in addition to your age, other factors determine when you move to a higher age band.

ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the covered person (JOINT LIFE: the younger covered spouse) has reached the youngest age in the first age band.

ANNUAL STEP-UP: an increase in the benefit base or the principal back guarantee and a possible increase in the lifetime payment percentage that is available each rider anniversary if your contract value increases, subject to certain conditions.

BENEFIT BASE (BB): used to calculate the annual lifetime payment and the annual rider charge. The BB cannot be withdrawn or annuitized and is not payable as a death benefit.

CREDIT BASE (CB): used to calculate the rider credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.

EXCESS WITHDRAWAL: (1) a withdrawal taken before the annual lifetime payment is established, or (2) a withdrawal that is greater than the remaining annual lifetime payment after the annual lifetime payment is established.

EXCESS WITHDRAWAL PROCESSING: a reduction in benefits if a withdrawal is taken before the annual lifetime payment is established or if a withdrawal exceeds the remaining annual lifetime payment.

LIFETIME PAYMENT PERCENTAGE: used to calculate your annual lifetime payment.

PRINCIPAL BACK GUARANTEE (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by annual step-ups, as long as there is no excess withdrawal or benefit reset.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): as you take withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. After the annual lifetime payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year.

RIDER CREDIT: an amount that can be added to the benefit base for up to ten years based on a rider credit percentage of 8% for the first credit and 6% thereafter, as long as no withdrawals have been taken since the rider effective date and you do not decline any annual rider fee increase. Rider credits are available for a ten year rider credit period as follows: If the covered person (Joint life: younger covered spouse) is age 60 or older at issue, you will start receiving credits on the first contract anniversary. If the covered person (Joint life: younger covered spouse) is younger than age 60 at issue, you will start receiving credits on the contract anniversary after the covered person (Joint life: younger covered spouse) reaches age 61. Investment performance and excess withdrawals may reduce or eliminate the benefit of any rider credits. Rider credits may result in higher rider charges that may exceed the benefit from the credits.

WITHDRAWAL: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.

IMPORTANT SECURESOURCE STAGES NY RIDER CONSIDERATIONS
You should consider whether a SecureSource Stages NY rider is appropriate for you taking into account the following considerations:

- LIFETIME BENEFIT LIMITATIONS: The lifetime benefit is subject to certain limitations, including but not limited to:

  SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the covered person is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner even if the covered person is still living (see "At Death" heading below). This possibility may present itself when there are multiple contract owners
  -- when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 41

  JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

- WITHDRAWALS: Please consider carefully when you start taking withdrawals from this rider. Any withdrawals in the first 10 years (and later, depending on the issue age) will terminate the rider credits. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the lifetime benefit is available ("excess withdrawal"), the guaranteed amounts under the rider will be reduced.

- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must elect one of the investment options under the PN program. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see "Market Timing").

  You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.

  Immediately following a withdrawal your contract value will be reallocated to the target investment option classification if your current investment option is more aggressive than the target investment option classification. This automatic reallocation is not included in the total number of allowed investment option changes per contract year. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option classification that is more aggressive than the Moderate investment option after 30 days written notice.

  After you have taken a withdrawal and prior to any benefit reset, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, you will be in the accumulation phase again and your rider benefit will be reset as follows:

  1. the BB and PBG, will be reset to the contract value, if less than their current amount; and

  2. the ALP and RALP, if available, will be recalculated.

You may request to change your investment option by written request on an authorized form or by another method agreed to by us.

- NON-CANCELABLE: Once elected, the SecureSource Stages NY rider may not be cancelled (except as provided under "Rider Termination" heading below) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).

  Dissolution of marriage does not terminate the SecureSource Stages NY
  -- Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource Stages NY -- Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).

- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner's death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.

  For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.


--------------------------------------------------------------------------------
 42 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

  If you select the SecureSource Stages NY -- Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".

  INTERACTION WITH TOTAL FREE AMOUNT (FA) CONTRACT PROVISION: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The FA may be greater than the remaining annual lifetime payment under this rider. Any amount you withdraw under the contract's FA provision that exceeds the remaining annual lifetime payment is subject to the excess withdrawal processing described below.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). While the rider permits certain excess withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.


- TREATMENT OF CIVIL UNIONS AND DOMESTIC PARTNERS: The Federal Defense of Marriage Act ("DOMA") does not recognize same-sex marriages or civil unions, even if permitted under applicable state law. As a result, a beneficiary of a deceased owner who was treated as married to the owner under state law and for purposes of this rider, but whose marriage is not recognized under DOMA, will be required to take distributions from the contract in the manner applicable to non-spouse beneficiaries. In some circumstances, these required distributions could substantially reduce or eliminate the value of the rider. See "Taxes -- Other -- Spousal status."


LIFETIME BENEFIT DESCRIPTION
SINGLE LIFE ONLY: COVERED PERSON: the person whose life is used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.

JOINT LIFE ONLY: COVERED SPOUSES: the contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the covered person (JOINT LIFE: younger covered spouse) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the lifetime payment percentage. Anytime the lifetime payment percentage or BB changes as described below, the ALP will be recalculated.

If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.

SINGLE LIFE: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person's attained age equals age 50.

JOINT LIFE: The ALP is established on the earliest of the following dates:

- The rider effective date if the younger covered spouse has already reached age 50.

- The date the younger covered spouse's attained age equals age 50.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 43

- Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.

- Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): the annual lifetime payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.

LIFETIME PAYMENT PERCENTAGE: used to calculate the annual lifetime payment.

For Age band:

Single Life

- 50-58, percentage is 4%.

- 59-69, percentage is 5%.

- 70-79, percentage is 5.5%.

- 80 and older, percentage is 6%.

Joint Life

- 50-58, percentage is 3.5%.

- 59-69, percentage is 4.5%.

- 70-79, percentage is 5%.

- 80 and older, percentage is 5.5%.

The age band for the lifetime payment percentage is determined at the following times:

- When the ALP is established: The age band for the lifetime payment percentage is the percentage for the covered person's attained age (JOINT LIFE: younger covered spouse's attained age).

- On the covered person's subsequent birthdays (JOINT LIFE: younger covered spouses subsequent birthdays): Except as noted below, if the covered person's new attained age (JOINT LIFE: younger covered spouses attained age) is in a higher age band, then the higher age band will be used to determine the appropriate lifetime payment percentage. (However, if you decline any rider fee increase or if a withdrawal has been taken since the ALP was established, then the lifetime payment percentage will not change on subsequent birthdays.)

- Upon annual step-ups. (see "Annual Step-Ups" below).

- For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no rider fee increase has been declined, the lifetime payment percentage will be reset based on the Age Band for the remaining covered spouse's attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse's attained age will be used to determine the age band for the lifetime payment percentage.

In the event of remarriage of the covered spouses to each other, the lifetime payment percentage used is the percentage for the younger covered spouse's attained age.

DETERMINATION OF ADJUSTMENTS OF BENEFIT VALUES: Your lifetime benefit values benefit base (BB), credit base (CB)) and principal back guarantee (PBG) are determined at the following times and are subject to a maximum amount of $10 million each:

- On the contract date: The CB, BB and PBG are set equal to the initial purchase payment.

When an additional purchase payment is made: If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment. The BB and PBG will be increased by the amount of each additional purchase payment.

- When a withdrawal is taken: If the CB is greater than zero, the CB will be permanently reset to zero when the first withdrawal is taken, and there will be no additional rider credits.

Whenever a withdrawal is taken:

  (a) if the ALP is established and the withdrawal is less than or equal to the RALP, the BB does not change and the PBG is reduced by the amount of the withdrawal, but it will not be less than zero.


--------------------------------------------------------------------------------
 44 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

  (b) if the ALP is not established, excess withdrawal processing will occur as follows. The BB will be reduced by the adjustment amount and the PBG will be reduced by the greater of the amount of the withdrawal or the adjustment amount but it will not be less than zero. The adjustment amount is calculated as follows:

G X H
-----  where:
  I



       G = the amount the contract value is reduced by the withdrawal

       H = the BB or PBG (as applicable) on the date of (but prior to) the withdrawal

       I = the contract value on the date of (but prior to) the withdrawal.

  (c) If the ALP is established and the withdrawal is greater than the RALP, excess withdrawal processing will occur as follows:

  The PBG will be reset to the lesser of:

  (i) the PBG reduced by the amount of the withdrawal, but it will not be less than zero; or

  (ii) the PBG minus the RALP on the date of (but prior to) the withdrawal and further reduced by an amount calculated as follows, but it will not be less than zero:

A X B
-----  where:
  C



       A = the amount of the withdrawal minus the RALP

       B = the PBG minus the RALP on the date of (but prior to) the withdrawal

       C = the contract value on the date of (but prior to) the withdrawal minus the RALP

  The BB will be reduced by an amount as calculated below:

D X E
-----  where:
  F



       D = the amount of the withdrawal minus the RALP

       E = the BB on the date of (but prior to) the withdrawal

       F = the contract value on the date of (but prior to) the withdrawal minus the RALP.

RIDER ANNIVERSARY PROCESSING: The following describes how the BB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the lifetime payment percentage can change on rider anniversaries.

- RIDER CREDITS: If you did not take any withdrawals (including not taking withdrawals before rider credits are available) and you did not decline any rider fee increase, rider credits are available for a ten year period as follows:

  - If the covered person (Joint life: younger covered spouse) is age 60 or older at issue, you will start receiving credits on the first contract anniversary.

  - If the covered person (Joint life: younger covered spouse) is younger than age 60 at issue, you will start receiving credits on the contract anniversary after the covered person (Joint life: younger covered spouse) reaches age 61.

  If the first rider credit is received on the first anniversary, the rider credit equals the credit base (CB) 180 days following the rider effective date multiplied by 8%. If the first rider credit is received on any other anniversary, the rider credit equals the CB as of the prior anniversary multiplied by 8%. On any subsequent rider credit dates, the rider credit equals the CB as of the prior anniversary multiplied by 6%. If the first rider credit is received on the first anniversary, the BB will be set to the greater of the current BB, or the BB 180 days following the contract date, increased by the rider credit and any additional purchase payments since 180 days following the rider effective date. For rider credits received on any other anniversary, the BB will be set to the greater of the current BB, or the BB on the prior anniversary increased by the rider credit and any additional purchase payments since the prior anniversary. If the CB is greater than zero, the CB will be permanently reset to zero on the last rider credit date, after any adjustment to the BB, and there will be no additional rider credits.

ANNUAL STEP UPS: Beginning with the first rider anniversary, an annual step-up may be available. If you decline any annual rider fee increase, future annual step-ups will no longer be available.

The annual step-up will be executed on any rider anniversary where the contract value is greater than the PBG or the BB after any rider credit is added. If an annual step-up is executed, the PBG, BB and lifetime payment percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If the covered person's attained age (Joint Life: younger covered spouses attained age) on the rider anniversary is in a higher age band and (1) there is an increase to BB due to a step-up or (2) the BB is at the maximum of $10,000,000 so there was no step-up of the BB, then the higher age band will be used to determine the appropriate lifetime payment percentage, regardless of any prior withdrawals.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 45

OTHER PROVISIONS
REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the remaining annual lifetime payment on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:

- The annual lifetime payment is established;

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. Any withdrawals taken before the annual lifetime payment is established or withdrawing amounts greater than the remaining annual lifetime payment that do not meet these conditions will result in excess withdrawal processing. See Appendix E for additional information.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH (SPOUSAL
CONTINUATION):

SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Stages NY -- Single Life rider terminates.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Stages NY -- Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

Unless you decline a rider fee increase, a step-up may be available at the time of spousal continuation. All annual step-up rules (see "Rider Anniversary Processing -- Annual Step-Up" heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.

RULES FOR SURRENDER: Minimum contract values following surrender no longer apply to your contract. For withdrawals, the withdrawal will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.

If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional rider credits. Also, the following will occur:

- If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (JOINT LIFE: both covered spouses).

- If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (JOINT LIFE: both covered spouses).

  In either case above:

  - These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, We have the right to change the frequency, but no less frequently than annually.

  - We will no longer accept additional purchase payments.

  - No more charges will be collected for the rider.

  - The current ALP is fixed for as long as payments are made.

  - The death benefit becomes the remaining schedule of annual lifetime payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.

  - The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

- If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.

- If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.


--------------------------------------------------------------------------------
 46 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

AT DEATH:

SINGLE LIFE: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:

- elect to take the death benefit under the terms of the contract, or

- elect to take the principal back guarantee available under this rider, or

- continue the contract and the SecureSource Stages NY -- Joint Life rider under the spousal continuation option.

For single and joint life, if the beneficiary elects the principal back guarantee under this rider, the following will occur:

- If the PBG is greater than zero and the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG on the date of death.

- If the PBG is greater than zero and the ALP is not established, the BB on the date of death multiplied by the lifetime payment percentage used for the youngest age of the covered spouses in the first age band

- will be paid annually until total payments to the beneficiary are equal to the PBG on the date of death.

In either of the above cases:

- After the date of death, there will be no additional rider credits or annual step-ups.

- The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

On the date of death (JOINT LIFE: remaining covered spouse's date of death), if the CB is greater than zero, the CB will be permanently reset to zero, and there will be no additional rider credits.

If the PBG equals zero, the benefit terminates. No further payments are made.

CONTRACT OWNERSHIP CHANGES AND ASSIGNMENTS:

SINGLE LIFE: The rider will terminate if there is an assignment or a change of ownership unless (1) the new owner or assignee assumes total ownership of the contract and is one of the original owners, the covered person, or a non-natural owner holding for the sole benefit of the original owner (e.g., an individual ownership changed to a personal revocable trust.), and (2) the covered person is the same after the ownership change.

JOINT LIFE: The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and is one of the covered spouses, or a non-natural owner holding for the sole benefit of one or both covered spouses (e.g., an individual ownership changed to a personal revocable trust).

If we waive our right to terminate the rider for any types of assignments or change of ownership other than as specified above, you will be notified in writing, signed by an officer of the company.

ANNUITY PROVISIONS: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource Stages NY rider. Under the rider's payout option, the minimum amount payable shown in Table B, will not apply and you will receive the annual lifetime payment provided by this rider until the later of the death of the covered person (JOINT LIFE: both covered spouses) or depletion of the principal back guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the annual lifetime payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.

If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.

RIDER TERMINATION
The SecureSource Stages NY rider cannot be terminated either by you or us except as follows:

- The rider will terminate if there are certain changes of ownership. (See "Contract Ownership Changes and Assignments" above).

- SINGLE LIFE: after the death benefit is payable, the rider will terminate.

- SINGLE LIFE: spousal continuation will terminate the rider.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 47

- JOINT LIFE: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.

- On the annuitization start date, the rider will terminate.

- You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See "Charges -- SecureSource Stages NY rider fee").

- When the contract value is zero and either the annual lifetime payment is not established or a withdrawal in excess of the remaining annual lifetime payment is taken, the rider will terminate.

- Termination of the contract for any reason will terminate the rider.

For an example, see Appendix D.

ACCUMULATION PROTECTOR BENEFIT RIDER

PLEASE NOTE THAT THIS RIDER IS NOT AVAILABLE FOR SALE FOR CONTRACT APPLICATIONS SIGNED ON OR AFTER FEB. 27, 2012. The Accumulation Protector Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified annuities and qualified annuities. The Accumulation Protector Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.


If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.

If you are age 80 or younger at contract issue, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. After the waiting period, you have the following options:

- Continue your contract;

- Take partial surrenders or make a full surrender; or

- Annuitize your contract.

The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource Stages NY rider.

You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:

- you must participate in the PN program and you must elect one of the investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the investment option you have chosen. (See "Making the Most of Your
  Contract -- Portfolio Navigator Program.");

- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply. Additional purchase payments are limited to $100,000. (see "Additional Purchase Payments with Elective Step Up" below) If we waive any restrictions on additional purchase payments, you will be notified in writing signed by an officer of the company;

- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your

--------------------------------------------------------------------------------
 48 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS
  contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the waiting period under the Accumulation Protector Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;

- the 10 year waiting period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and

- the 10 year waiting period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider fee to increase more than 0.20 percentage points whenever the remaining waiting period just prior to the change is less than three years. (see "Waiting Period" below).

Be sure to discuss with your financial advisor whether an Accumulation Protector Benefit rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION PROTECTOR BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

  (a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

  (b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

The waiting period can restart on the latest contract anniversary if you change your investment option, resulting in a rider fee increase of more than 0.20 percentage points, and the remaining waiting period before the change was less than three years.

Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

  1. 80% of the contract value on the contract anniversary; or

  2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the fee (although the total charge for the rider may increase).

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

We may increase the fee for your rider (see "Charges -- Accumulation Protector Benefit Rider Charge"). The revised fee would apply to your rider if you exercise the annual elective step up, your MCAV is increased as a result, and the revised fee is higher than your annual rider fee before the elective step up. Elective step ups will also result in a restart of the waiting period as of the most recent contract anniversary.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 49

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS

If your MCAV is increased as a result of elective step up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period.

SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the fee for the Accumulation Protector Benefit rider, you will pay the fee that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

CHANGE OF OWNERSHIP OR ASSIGNMENT

A change of ownership or assignment to an institutional investor, settlement company, or other non-natural owner who is not holding for the sole benefit of the original owner will terminate the rider. If we waive our right to terminate the rider for any type of assignments or ownership changes as specified above, you will be notified in writing, signed by an officer of the company.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

The rider will terminate before the benefit date without paying a benefit on the date:

- you take a full surrender;

- on the annuitization start date; or

- the contract terminates as a result of the death benefit being paid; or

- when a beneficiary elects an alternative payment plan which is an inherited
  IRA.

The rider will terminate on the benefit date.

For an example, see Appendix D.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under annuity payout Plan E (See Charges
-- Surrender charge under Annuity Payout Plan E").

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date, after any rider charges have been deducted (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax deferred basis. If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The Special DCA fixed account is not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts on the annuitization start date.


--------------------------------------------------------------------------------
 50 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant's age and, when applicable, the annuitant's sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5% assumed interest return results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the annuitization start date:


- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation is 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5% (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 51

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

For qualified and nonqualified contracts with the SecureSource Stages NY rider, if your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider's payout option, the minimum amount payable shown in Table B will not apply, and you will receive the ALP provided by this rider until the later of the death of covered person (JOINT LIFE: both covered spouses) or depletion of the PBG. If you choose to receive the ALP, the amount payable each year will be equal to the ALP on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the principal back guarantee.

You must select a payout plan as of the annuitization start date set forth in your contract.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payments guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan, to the owner in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

ANNUITY PAYOUTS: Generally, unlike surrenders described below, the taxation of annuity payouts is subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the new partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.

SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.


--------------------------------------------------------------------------------
 52 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.



The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.



DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See "Benefits in Case of Death -- If You Die Before the Annuitization Start Date").



MEDICARE CONTRIBUTION TAX: Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) will be subject to a new 3.8% Medicare contribution tax (as an addition to income taxes). For individuals, the 3.8% tax will apply to the lesser of (1) the amount by which the taxpayer's modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer's "net investment income." Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.



ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income will generally remain tax-deferred until surrendered or paid out.


PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of the nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.


TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for or full consideration. Please consult your tax advisor for further details.



1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance products, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer of one policy or contract for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a or qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there are may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 53
the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.




For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange. Different IRS limitations on surrenders apply to partial exchanges completed prior to October 24, 2011.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth IRASs) are subject to special required minimum distribution rules.

WITHHOLDING FOR IRAS, ROTH IRAS AND SEPS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.



The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.



--------------------------------------------------------------------------------
 54 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);



- to pay certain medical or education expenses (IRAs only); or

- if the distribution is made from an inherited IRA.

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also "Benefits in Case of Death -- If You Die Before the Annuitization Start Date").

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding for federal or income state taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.



--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 55

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


SPOUSAL STATUS: Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, if you are in the civil union or you are contemplating a civil union or same-sex marriage, you should note that the favorable tax treatment afforded under Federal law would not be available to the same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser.


VOTING RIGHTS
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the Columbia Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.


--------------------------------------------------------------------------------
 56 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT
- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.

- The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS TO SELLING FIRMS
- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.50% each time you make a purchase payment. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.

- We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

- marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

- providing service to contract owners; and

- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS
We pay the commissions and other compensation described above from our assets. Our assets may include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 57

POTENTIAL CONFLICTS OF INTEREST
Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO FINANCIAL ADVISORS
- The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.

- To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS

Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life of NY is responding to a request for information from the New York insurance regulator which was sent to all life insurers conducting business in New York.



RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



--------------------------------------------------------------------------------
 58 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX A: THE FUNDS

UNLESS THE PN PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:





----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Large Cap
Growth Portfolio
(Class B)
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Value, Class    secondary objective.                         Investment Management,
II                                                              Inc.
----------------------------------------------------------------------------------------

BlackRock Global   Seeks high total investment return.          BlackRock Advisors, LLC,
Allocation V.I.                                                 adviser; BlackRock
Fund (Class III)                                                Investment Management,
                                                                LLC and BlackRock
                                                                International Limited,
                                                                sub-advisers.
----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum total investment return        Columbia Management
Portfolio - Bala-  through a combination of capital growth and  Investment Advisers, LLC
nced Fund (Class   current income.
3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum current income consistent      Columbia Management
Portfolio - Cash   with liquidity and stability of principal.   Investment Advisers, LLC
Management Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income while     Columbia Management
Portfolio - Dive-  attempting to conserve the value of the      Investment Advisers, LLC
rsified Bond Fund  investment for the longest period of time.
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and, as   Columbia Management
Portfolio - Dive-  a secondary goal, steady growth of capital.  Investment Advisers, LLC rsified Equity
Income Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks capital appreciation.                  Columbia Management
Portfolio - Dyna-                                               Investment Advisers, LLC
mic Equity Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Emer-                                               Investment Advisers,
ging Markets                                                    LLC, adviser;
Opportunity Fund                                                Threadneedle
(Class 2)                                                       International Limited,
                                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

Columbia Variable  Non-diversified fund that seeks high total   Columbia Management
Portfolio - Glob-  return through income and growth of          Investment Advisers, LLC
al Bond Fund       capital.
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Non-diversified fund that seeks total        Columbia Management
Portfolio - Glob-  return that exceeds the rate of inflation    Investment Advisers, LLC
al Inflation       over the long term.
Protected
Securities Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks total return, consisting of a high     Columbia Management
Portfolio - High   level of income and capital appreciation.    Investment Advisers, LLC
Income Fund
(Class 2)
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 59

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Columbia Variable  Seeks high current income, with capital      Columbia Management
Portfolio - High   growth as a secondary objective.             Investment Advisers, LLC
Yield Bond Fund
(Class 2)
----------------------------------------------------------------------------------------
Columbia Variable  Seeks high total return through current      Columbia Management
Portfolio - Inco-  income and capital appreciation.             Investment Advisers, LLC
me Opportunities
Fund (Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks capital appreciation.                  Columbia Management
Portfolio - In-                                                 Investment Advisers,
ternational                                                     LLC, adviser;
                                                                Threadneedle
Opportunity Fund                                                International Limited,
(Class 2)                                                       an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Large                                               Investment Advisers, LLC
Cap Growth Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks level of current income consistent     Columbia Management
Portfolio - Limi-  with preservation of capital.                Investment Advisers, LLC
ted Duration
Credit Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Mars-                                               Investment Advisers,
ico International                                               LLC, adviser; Marsico
Opportunities                                                   Capital Management, LLC,
Fund (Class 2)                                                  subadviser.
----------------------------------------------------------------------------------------

Columbia Variable  Seeks growth of capital.                     Columbia Management
Portfolio - Mid                                                 Investment Advisers, LLC
Cap Growth
Opportunity Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Mid                                                 Investment Advisers, LLC
Cap Value
Opportunity Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital appreciation.        Columbia Management
Portfolio - S&P                                                 Investment Advisers, LLC
500 Index Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Sele-                                               Investment Advisers, LLC
ct Large-Cap
Value Fund (Class
2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Sele-                                               Investment Advisers, LLC
ct Smaller- Cap
Value Fund (Class
2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and       Columbia Management
Portfolio - Short  safety of principal consistent with          Investment Advisers, LLC
Duration U.S.      investment in U.S. government and
Government Fund    government agency securities.
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and       Columbia Management
Portfolio - Stra-  capital growth as a secondary objective.     Investment Advisers, LLC
tegic Income Fund
(Class 2)
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 60 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
DWS Alternative    Seeks capital appreciation                   Deutsche Investment
Asset Allocation                                                Management Americas
VIP, Class B                                                    Inc., adviser; QS
                                                                Investors, LLC and RREEF
                                                                America L.L.C. sub-
                                                                advisers.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR)
Portfolio Service  stocks. Invests in securities of companies   is the fund's manager.
Class 2            whose value it believes is not fully         FMR Co., Inc. (FMRC) and
                   recognized by the public. Invests in either  other investment
                   "growth" stocks or "value" stocks or both.   advisers serve as sub-
                   The fund invests in domestic and foreign     advisers for the fund.
                   issuers.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Mid Cap Portfolio  invests primarily in common stocks.          Research Company (FMR)
Service Class 2    Normally invests at least 80% of assets in   is the fund's manager.
                   securities of companies with medium market   FMR Co., Inc. (FMRC) and
                   capitalizations. May invest in companies     other investment
                   with smaller or larger market                advisers serve as sub-
                   capitalizations. Invests in domestic and     advisers for the fund.
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks long-term total return. The fund       Franklin Advisory
Small Cap Value    normally invests at least 80% of its net     Services, LLC
Securities Fund    assets in investments of small
 - Class 2         capitalization companies.
----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as   Franklin Mutual
Shares Securities  a secondary goal. The fund normally invests  Advisers, LLC
Fund - Class 2     primarily in U.S. and foreign equity
                   securities that the manager believes are
                   undervalued.
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Janus                                                    LLC
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks the highest return over time           Janus Capital Management
Series Moderate    consistent with an emphasis on growth of     LLC
Allocation         capital and income.
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS(R) Investment
Series - Service                                                Management
Class
----------------------------------------------------------------------------------------

Morgan Stanley     Seeks long-term capital growth by investing  Morgan Stanley
UIF Mid Cap        primarily in common stocks and other equity  Investment Management
Growth Portfolio,  securities.                                  Inc.
Class II Shares
----------------------------------------------------------------------------------------

Neuberger Berman   Seeks long-term growth of capital by         Neuberger Berman
Advisers           investing primarily in securities of         Management LLC
Management Trust   companies that meet the Fund's financial
Socially           criteria and social policy.
Responsive
Portfolio (Class
S)
----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation by      OppenheimerFunds, Inc.
Global Securities  investing a substantial portion of its
Fund/VA, Service   assets in securities of foreign issuers,
Shares             "growth-type" companies, cyclical
                   industries and special situations that are
                   considered to have appreciation
                   possibilities.
----------------------------------------------------------------------------------------

Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small - &
Mid-Cap
Fund(R)/VA,
Service Shares
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 61

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management.                       (PIMCO)
Class
----------------------------------------------------------------------------------------

PIMCO VIT Global   Seeks total return which exceeds that of a   Pacific Investment
Multi-Asset        blend of 60% MSCl World Index/40% Barclays   Management Company LLC
Portfolio,         Capital U.S. Aggregate Index.                (PIMCO)
Advisor Class
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Aggr-  consistent with an aggressive level of       Investment Advisers, LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 2)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of current income.          Columbia Management
Portfolio - Amer-                                               Investment Advisers,
ican Century                                                    LLC, adviser; American
Diversified Bond                                                Century Investment
Fund (Class 2)                                                  Management, Inc.,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Amer-                                               Investment Advisers,
ican Century                                                    LLC, adviser; American
Growth Fund                                                     Century Investment
(Class 2)                                                       Management, Inc.,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Colu-                                               Investment Advisers,
mbia Wanger                                                     LLC, adviser; Columbia
International                                                   Wanger Asset Management
Equities Fund                                                   LLC, subadviser.
(Class 2)
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Colu-                                               Investment Advisers,
mbia Wanger U.S.                                                LLC, adviser; Columbia
Equities Fund                                                   Wanger Asset Management
(Class 2)                                                       LLC, subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Cons-  consistent with a conservative level of      Investment Advisers, LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
2)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Davis                                               Investment Advisers,
New York Venture                                                LLC, adviser; Davis
Fund (Class 2)                                                  Selected Advisers, L.P.,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital appreciation.        Columbia Management
Portfolio - DFA                                                 Investment Advisers,
International                                                   LLC, adviser;
Value Fund (Class                                               Dimensional Fund
2) (previously                                                  Advisors, L.P.,
Variable                                                        subadviser.
Portfolio - Al-
lianceBernstein
International
Value Fund (Class
2))
----------------------------------------------------------------------------------------

Variable           Seeks high level of current income.          Columbia Management
Portfolio - Eaton                                               Investment Advisers,
Vance Floating-                                                 LLC, adviser; Eaton
Rate Income Fund                                                Vance Management,
(Class 2)                                                       subadviser.
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 62 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Variable           Seeks long-term growth of capital.           Columbia Management
Portfolio - Gold-                                               Investment Advisers,
man Sachs Mid Cap                                               LLC, adviser; Goldman
Value Fund (Class                                               Sachs Asset Management,
2)                                                              L.P., subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Inve-                                               Investment Advisers,
sco International                                               LLC, adviser; Invesco
Growth Fund                                                     Advisers, Inc.,
(Class 2)                                                       subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks high level of current income while     Columbia Management
Portfolio - J.P.   conserving the value of the investment for   Investment Advisers,
Morgan Core Bond   the longest period of time.                  LLC, adviser; J.P.
Fund (Class 2)                                                  Morgan Investment
                                                                Management Inc.,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Jenn-                                               Investment Advisers,
ison Mid Cap                                                    LLC, adviser; Jennison
Growth Fund                                                     Associates LLC,
(Class 2)                                                       subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Mars-                                               Investment Advisers,
ico Growth Fund                                                 LLC, adviser; Marsico
(Class 2)                                                       Capital Management, LLC,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - MFS                                                 Investment Advisers,
Value Fund (Class                                               LLC, adviser;
2)                                                              Massachusetts Financial
                                                                Services Company,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderate level of risk.    Investment Advisers, LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 2)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately aggressive      Investment Advisers, LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
2)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately conservative    Investment Advisers, LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
2)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks to provide current income and capital  Columbia Management
Portfolio - Morg-  appreciation.                                Investment Advisers,
an Stanley Global                                               LLC, adviser; Morgan
Real Estate Fund                                                Stanley Investment
(Class 2)                                                       Management Inc.,
                                                                subadviser.
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 63

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Variable           Seeks to provide long-term growth of         Columbia Management
Portfolio - NFJ    capital and income.                          Investment Advisers,
Dividend Value                                                  LLC, adviser; NFJ
Fund (Class 2)                                                  Investment Group LLC,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Nuve-                                               Investment Advisers,
en Winslow Large                                                LLC, adviser; Winslow
Cap Growth Fund                                                 Capital Management,
(Class 2)                                                       Inc., subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Part-                                               Investment Advisers,
ners Small Cap                                                  LLC, adviser; TCW
Growth Fund                                                     Investment Management
(Class 2)                                                       Company, London Company
                                                                of Virginia, doing
                                                                business as The London
                                                                Company and Wells
                                                                Capital Management
                                                                Incorporated,
                                                                subadvisers.
----------------------------------------------------------------------------------------

Variable           Seeks long-term growth of capital.           Columbia Management
Portfolio - Part-                                               Investment Advisers,
ners Small Cap                                                  LLC, adviser; Barrow,
Value Fund (Class                                               Hanley, Mewhinney &
2)                                                              Strauss, Inc., Denver
                                                                Investment Advisors LLC,
                                                                Donald Smith & Co.,
                                                                Inc., River Road Asset
                                                                Management, LLC and
                                                                Turner Investment
                                                                Partners, Inc.,
                                                                subadvisers.
----------------------------------------------------------------------------------------

Variable           Seeks to provide total return through        Columbia Management
Portfolio - PIMCO  current income and capital appreciation.     Investment Advisers,
Mortgage-Backed                                                 LLC, adviser; Pacific
Securities Fund                                                 Investment Management
(Class 2)                                                       Company LLC, subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term growth of capital.           Columbia Management
Portfolio - Pyra-                                               Investment Advisers,
mis(R)                                                          LLC, adviser; Pyramis
International                                                   Global Advisers, LLC,
Equity Fund                                                     subadviser.
(Class 2)
----------------------------------------------------------------------------------------

Variable           Seeks to provide current income consistent   Columbia Management
Portfolio - Wells  with capital preservation.                   Investment Advisers,
Fargo Short                                                     LLC, adviser; Wells
Duration                                                        Capital Management
Government Fund                                                 Incorporated,
(Class 2)                                                       subadviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
Opportunity                                                     adviser; Wells Capital
Fund - Class 2                                                  Management Inc., sub-
                                                                adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund - Class 2                                                  Management Inc., sub-
                                                                adviser.
----------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
 64 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX B: EXAMPLE -- SURRENDER CHARGES

We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:

     PPS   =    PPSC + PPF
     PPSC  =    purchase payments surrendered that could be subject to a surrender charge
           =    (PS - FA) / (CV - FA) x (PP - PPF)
     PPF   =    purchase payments surrendered that are not subject to a surrender charge
           =    FA - contract earnings, but not less than zero
     PP    =    purchase payments not previously surrendered (total purchase payments - PPS from all previous surrenders)
     PS    =    amount the contract value is reduced by the surrender
     FA    =    total free amount = greater of contract earnings or 10% of prior anniversary's contract value
     CV    =    contract value prior to the surrender


When determining the surrender charge, contract earnings are defined as the contract value less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the regular fixed account, the Special DCA fixed account. If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.

The examples below show how the surrender charge for a full and partial surrender is calculated. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.

FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment;

- During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS
                                  Contract value just prior to surrender:   $60,000.00    $40,000.00
                                     Contract value on prior anniversary:    58,000.00     42,000.00

WE CALCULATE THE SURRENDER CHARGE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings available in the contract at the time of surrender as:
                             Contract value just prior to surrender (CV):    60,000.00     40,000.00
           Less purchase payments received and not previously surrendered    50.000.00     50.000.00
                                                                    (PP):
                                                                            ----------    ----------
                       Earnings in the contract (but not less than zero):    10,000.00          0.00

STEP 2.   Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
                                                Earnings in the contract:    10,000.00          0.00
                           10% of the prior anniversary's contract value:     5,800.00      4,200.00
                                                                            ----------    ----------
                                             FA (but not less than zero):    10,000.00      4,200.00


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 65

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS

STEP 3.   Next we determine PPF, the amount by which the total free
          amount (FA) exceeds earnings.
                                                  Total free amount (FA):    10,000.00      4,200.00
                                           Less earnings in the contract:    10,000.00          0.00
                                                                            ----------    ----------
                                            PPF (but not less than zero):         0.00      4,200.00

STEP 4.   Next we determine PS, the amount by which the contract value is reduced by the surrender.
                                                                      PS:    60,000.00     40,000.00

STEP 5.   Now we can determine how much of the PP is being surrendered
          (PPS) as follows:
          PPS = PPF + PPSC
              = PPF + (PS - FA) / (CV - FA) * (PP - PPF)
                                                        PPF from Step 3 =         0.00      4,200.00
                                                         PS from Step 4 =    60,000.00     40,000.00
                                                         CV from Step 1 =    60,000.00     40,000.00
                                                         FA from Step 2 =    10,000.00      4,200.00
                                                         PP from Step 1 =    50,000.00     50,000.00
                                                                            ----------    ----------
                                                                    PPS =    50,000.00     50,000.00

STEP 6.   We then calculate the surrender charge as a percentage of PPS.
          Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
                                                                     PPS:    50,000.00     50,000.00
                                                                less PPF:         0.00      4,200.00
                                                                            ----------    ----------
                      PPSC = amount of PPS subject to a surrender charge:    50,000.00     45,800.00
                                 multiplied by the surrender charge rate:       x 7.0%        x 7.0%
                                                                            ----------    ----------
                                                        surrender charge:     3,500.00      3,206.00

STEP 7.   The dollar amount you will receive as a result of your full surrender is determined as:
                                              Contract value surrendered:    60,000.00     40,000.00
                                                        SURRENDER CHARGE:    (3,500.00)    (3,206.00)
                          Contract charge (assessed upon full surrender):       (30.00)       (30.00)
                                                                            ----------    ----------
                                             NET FULL SURRENDER PROCEEDS:   $56,470.00    $36,764.00



PARTIAL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no prior surrenders.


--------------------------------------------------------------------------------
 66 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS
                                  Contract value just prior to surrender:   $60,000.00    $40,000.00
                                     Contract value on prior anniversary:    58,000.00     42,000.00

We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.

WE CALCULATE THE SURRENDER CHARGE FOR EACH ESTIMATE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings available in the contract at the time of surrender as:
                             Contract value just prior to surrender (CV):    60,000.00     40,000.00
           Less purchase payments received and not previously surrendered    50,000.00     50,000.00
                                                                    (PP):
                                                                            ----------    ----------
                       Earnings in the contract (but not less than zero):    10,000.00          0.00

STEP 2.   Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
                                                Earnings in the contract:    10,000.00          0.00
                           10% of the prior anniversary's contract value:     5,800.00      4,200.00
                                                                            ----------    ----------
                                             FA (but not less than zero):    10,000.00      4,200.00

STEP 3.   Next we determine PPF, the amount by which the total free
          amount (FA) exceeds earnings.
                                                  Total free amount (FA):    10,000.00      4,200.00
                                           Less earnings in the contract:    10,000.00          0.00
                                                                            ----------    ----------
                                            PPF (but not less than zero):         0.00      4,200.00

STEP 4.   Next we determine PS, the amount by which the contract value is reduced by the surrender.
                    PS (determined by iterative process described above):    15,376.34     16,062.31

STEP 5.   Now we can determine how much of the PP is being surrendered
          (PPS) as follows:
          PPS = PPF + PPSC
              = PPF + (PS - FA) / (CV - FA) * (PP - PPF)

                                                        PPF from Step 3 =         0.00      4,200.00
                                                         PS from Step 4 =    15,376.34     16,062.31
                                                         CV from Step 1 =    60,000.00     40,000.00
                                                         FA from Step 2 =    10,000.00      4,200.00
                                                         PP from Step 1 =    50,000.00     50,000.00
                                                                            ----------    ----------
                                                                    PPS =     5,376.34     19,375.80

STEP 6.   We then calculate the surrender charge as a percentage of PPS.
          Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
                                                                     PPS:     5,376.34     19,375.80
                                                                less PPF:         0.00      4,200.00
                                                                            ----------    ----------
                      PPSC = amount of PPS subject to a surrender charge:     5,376.34     15,175.80
                                 multiplied by the surrender charge rate:       x 7.0%        x 7.0%
                                                                            ----------    ----------
                                                        surrender charge:       376.34      1,062.31


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 67

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS

STEP 7.   The dollar amount you will receive as a result of your partial surrender is determined as:
                                              Contract value surrendered:    15,376.34     16,062.31
                                                        SURRENDER CHARGE:      (376.34)    (1,062.31)
                                                                            ----------    ----------
                                          NET PARTIAL SURRENDER PROCEEDS:   $15,000.00    $15,000.00



FULL SURRENDER CHARGE CALCULATION -- FOUR-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment;

- During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth contract year is 4.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS
                                  Contract value just prior to surrender:   $60,000.00    $40,000.00
                                     Contract value on prior anniversary:    58,000.00     42,000.00

WE CALCULATE THE SURRENDER CHARGE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings available in the contract at the time of surrender as:
                             Contract value just prior to surrender (CV):    60,000.00     40,000.00
           Less purchase payments received and not previously surrendered    50.000.00     50.000.00
                                                                    (PP):
                                                                            ----------    ----------
                       Earnings in the contract (but not less than zero):    10,000.00          0.00

STEP 2.   Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
                                                Earnings in the contract:    10,000.00          0.00
                           10% of the prior anniversary's contract value:     5,800.00      4,200.00
                                                                            ----------    ----------
                                             FA (but not less than zero):    10,000.00      4,200.00

STEP 3.   Next we determine PPF, the amount by which the total free
          amount (FA) exceeds earnings.
                                                  Total free amount (FA):    10,000.00      4,200.00
                                           Less earnings in the contract:    10,000.00          0.00
                                                                            ----------    ----------
                                            PPF (but not less than zero):         0.00      4,200.00

STEP 4.   Next we determine PS, the amount by which the contract value is reduced by the surrender.
                                                                      PS:    60,000.00     40,000.00


--------------------------------------------------------------------------------
 68 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS

STEP 5.   Now we can determine how much of the PP is being surrendered
          (PPS) as follows:
          PPS = PPF + PPSC
              = PPF + (PS - FA) / (CV - FA) * (PP - PPF)

                                                        PPF from Step 3 =         0.00      4,200.00
                                                         PS from Step 4 =    60,000.00     40,000.00
                                                         CV from Step 1 =    60,000.00     40,000.00
                                                         FA from Step 2 =    10,000.00      4,200.00
                                                         PP from Step 1 =    50,000.00     50,000.00
                                                                            ----------    ----------
                                                                    PPS =    50,000.00     50,000.00

STEP 6.   We then calculate the surrender charge as a percentage of PPS.
          Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
                                                                     PPS:    50,000.00     50,000.00
                                                                less PPF:         0.00      4,200.00
                                                                            ----------    ----------
                      PPSC = amount of PPS subject to a surrender charge:    50,000.00     45,800.00
                                 multiplied by the surrender charge rate:       x 4.0%        x 4.0%
                                                                            ----------    ----------
                                                        surrender charge:     2,000.00      1,832.00

STEP 7.   The dollar amount you will receive as a result of your full surrender is determined as:
                                              Contract value surrendered:    60,000.00     40,000.00
                                                        SURRENDER CHARGE:    (2,000.00)    (1,832.00)
                          Contract charge (assessed upon full surrender):       (30.00)       (30.00)
                                                                            ----------    ----------
                                             NET FULL SURRENDER PROCEEDS:   $57,970.00    $38,138.00



PARTIAL SURRENDER CHARGE CALCULATION -- FOUR-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment;

- During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth contract year is 4.0%; and

- You have made no prior surrenders.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 69

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS
                                  Contract value just prior to surrender:   $60,000.00    $40,000.00
                                     Contract value on prior anniversary:    58,000.00     42,000.00

We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.

WE CALCULATE THE SURRENDER CHARGE FOR EACH ESTIMATE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings available in the contract at the time of surrender as:
                             Contract value just prior to surrender (CV):    60,000.00     40,000.00
           Less purchase payments received and not previously surrendered    50,000.00     50,000.00
                                                                    (PP):
                                                                            ----------    ----------
                       Earnings in the contract (but not less than zero):    10,000.00          0.00

STEP 2.   Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
                                                Earnings in the contract:    10,000.00          0.00
                           10% of the prior anniversary's contract value:     5,800.00      4,200.00
                                                                            ----------    ----------
                                             FA (but not less than zero):    10,000.00      4,200.00

STEP 3.   Next we determine PPF, the amount by which the total free
          amount (FA) exceeds earnings.
                                                  Total free amount (FA):    10,000.00      4,200.00
                                           Less earnings in the contract:    10,000.00          0.00
                                                                            ----------    ----------
                                            PPF (but not less than zero):         0.00      4,200.00

STEP 4.   Next we determine PS, the amount by which the contract value is reduced by the surrender.
                    PS (determined by iterative process described above):    15,208.33     15,582.48

STEP 5.   Now we can determine how much of the PP is being surrendered
          (PPS) as follows:
          PPS = PPF + PPSC
              = PPF + (PS - FA) / (CV - FA) * (PP - PPF)

                                                        PPF from Step 3 =         0.00      4,200.00
                                                         PS from Step 4 =    15,208.33     15,582.48
                                                         CV from Step 1 =    60,000.00     40,000.00
                                                         FA from Step 2 =    10,000.00      4,200.00
                                                         PP from Step 1 =    50,000.00     50,000.00
                                                                            ----------    ----------
                                                                    PPS =     5,208.33     18,761.94


--------------------------------------------------------------------------------
 70 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS

STEP 6.   We then calculate the surrender charge as a percentage of PPS.
          Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
                                                                     PPS:     5,208.33     18,761.94
                                                                less PPF:         0.00      4,200.00
                                                                            ----------    ----------
                      PPSC = amount of PPS subject to a surrender charge:     5,208.33     14,561.94
                                 multiplied by the surrender charge rate:       x 4.0%        x 4.0%
                                                                            ----------    ----------
                                                        surrender charge:       208.33        582.48

STEP 7.   The dollar amount you will receive as a result of your partial surrender is determined as:
                                              Contract value surrendered:    15,208.33     15,582.48
                                                        SURRENDER CHARGE:      (208.33)      (582.48)
                                                                            ----------    ----------
                                          NET PARTIAL SURRENDER PROCEEDS:   $15,000.00    $15,000.00




--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 71

APPENDIX C: EXAMPLE -- OPTIONAL DEATH BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL DEATH BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL DEATH BENEFITS IN APPENDIX INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN DEATH BENEFITS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 79 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:

ASSUMPTIONS:
- You purchase the contract with a payment of $20,000.

- During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
The total purchase payments minus adjustments for partial surrenders:
        Total purchase payments                                                         $20,000
        minus adjusted partial surrenders, calculated as:

        $1,500 x $20,000
        ----------------  =                                                              -1,667
             $18,000
                                                                                        -------
        for a standard death benefit of:                                                $18,333
        since this is greater than your contract value of $16,500



EXAMPLE -- ROPP DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract (with the ROPP rider) with a payment of $20,000.

- The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
The total purchase payments minus adjustments for partial surrenders:
        Total purchase payments                                                         $20,000
        minus adjusted partial surrenders, calculated as:

        $1,500 x $20,000
        ----------------  =                                                              -1,667
             $18,000
                                                                                        -------
        for a death benefit of:                                                         $18,333



EXAMPLE -- MAV DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.


--------------------------------------------------------------------------------
 72 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
        Greatest of your contract anniversary contract values:                          $24,000
        plus purchase payments made since that anniversary:                                  +0
        minus adjusted partial surrenders, calculated as:

        $1,500 x $24,000
        ----------------  =                                                              -1,636
             $22,000
                                                                                        -------
        for a death benefit of:                                                         $22,364



EXAMPLE -- 5-YEAR MAV DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

- On the fifth contract anniversary the contract value grows to $30,000.

- During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
        Greatest of your 5-year contract anniversary contract values:                   $30,000
        plus purchase payments made since that anniversary:                                  +0
        minus adjusted partial surrenders, calculated as:

        $1,500 x $30,000
        ----------------  =                                                              -1,800
             $25,000
                                                                                        -------
        for a death benefit of:                                                         $28,200




--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 73

APPENDIX D: EXAMPLE -- OPTIONAL LIVING BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL LIVING BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL RIDERS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL RIDER IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE
"TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN OPTIONAL RIDERS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT RIDER

The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

THE EXAMPLE ASSUMES:
- You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000.

- You make no additional purchase payments.

- You do not exercise the elective step-up option


                                                                                                                   HYPOTHETICAL
                                          PARTIAL SURRENDER     MCAV ADJUSTMENT                  ACCUMULATION        ASSUMED
END OF                                      (BEGINNING OF         FOR PARTIAL                      BENEFIT           CONTRACT
CONTRACT YEAR                                   YEAR)              SURRENDER          MCAV          AMOUNT            VALUE

1                                                   0                    0          100,000              0           112,000

2                                                   0                    0          102,400              0           128,000

3                                                   0                    0          108,000              0           135,000

4                                                   0                    0          108,000              0           118,000

5                                                   0                    0          108,000              0           100,000

6                                               2,000                2,160          105,840              0           122,000

7                                                   0                    0          112,000              0           140,000

8                                                   0                    0          112,000              0           121,000

9                                               5,000                4,628          107,372              0            98,000

10                                                  0                    0          107,372         22,372            85,000



EXAMPLE -- SECURESOURCE STAGES NY RIDERS

EXAMPLE #1: SINGLE LIFE BENEFIT
ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 65.

- Annual step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual step-ups are indicated in BOLD.


--------------------------------------------------------------------------------
 74 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- You elect the Moderate fund of funds at issue.



                                             HYPOTHETICAL
CONTRACT                                        ASSUMED                                                            LIFETIME
DURATION      PURCHASE        PARTIAL          CONTRACT                                                             PAYMENT
IN YEARS      PAYMENTS      WITHDRAWALS          VALUE            BB            PBG          ALP        RALP        PERCENT

At Issue      $100,000             NA          $100,000        $100,000      $100,000      $5,000      $5,000          5%

1                    0              0            98,000         108,000       100,000       5,400       5,400          5%

2                    0              0           105,000         114,000       105,000       5,700       5,700          5%

3                    0              0           118,000         120,000       118,000       6,000       6,000          5%

3.5                  0          6,000           112,000         120,000       112,000       6,000           0          5%

4                    0              0           115,000         120,000       115,000       6,000       6,000          5%

5                    0              0           130,000         130,000       130,000       7,150(1)    7,150(1)     5.5%(1)

6                    0              0           110,000         130,000       130,000       7,150       7,150        5.5%

7                    0              0           100,000         130,000       130,000       7,150       7,150        5.5%

7.5                  0         10,000            90,000         126,010(1)    119,079(2)    6,931(2)        0        5.5%

8                    0              0            80,000         126,010       119,079       6,931       6,931        5.5%

9                    0              0            95,000         126,010       119,079       6,931       6,931        5.5%



(1) Because the Annual Step-Up increased the BB on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(2) The $10,000 withdrawal is greater than the $7,150 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in the "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".

EXAMPLE #2: JOINT LIFE BENEFIT
ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You and your spouse are joint owners and are both age 58.

- Annual step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate fund of funds at issue.



                                             HYPOTHETICAL
CONTRACT                                        ASSUMED                                                            LIFETIME
DURATION      PURCHASE        PARTIAL          CONTRACT                                                             PAYMENT
IN YEARS      PAYMENTS      WITHDRAWALS          VALUE            BB            PBG          ALP        RALP        PERCENT

At Issue      $100,000             NA          $100,000        $100,000      $100,000      $3,500      $3,500        3.5%

1                    0              0            98,000         100,000       100,000       4,500(1)    4,500(1)     4.5%

2                    0              0           105,000         105,000       105,000       4,725       4,725        4.5%

3                    0              0           104,000         113,000(2)    105,000       5,085       5,085        4.5%

4                    0              0           115,000         119,000       115,000       5,355       5,355        4.5%

4.5                  0          5,355           109,645         119,000       109,645       5,355           0        4.5%

5                    0              0           130,000         130,000       130,000       5,850       5,850        4.5%

6                    0              0           110,000         130,000       130,000       5,850       5,850        4.5%

7                    0              0           100,000         130,000       130,000       5,850       5,850        4.5%

7.5                  0         10,000            90,000         124,270(3)    118,678(3)    5,592(3)        0        4.5%

8                    0              0            80,000         124,270       118,678       5,592       5,592        4.5%

9                    0              0            95,000         124,270       118,678       5,592       5,592        4.5%



(1) Because the younger covered spouse's attained age is in a higher age band and no withdrawal has been taken, the Lifetime Payment Percentage increased.
(2) You begin receiving credits on the anniversary after the younger covered spouse turns age 61.
(3) The $10,000 withdrawal is greater than the $5,850 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in the "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 75

APPENDIX E: EXAMPLE -- ADDITIONAL RMD DISCLOSURE

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource Stages NY rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days' written notice to you.

For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, amounts you withdraw from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:

(1) Each calendar year, if your ALERMDA is greater than the ALP.

    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of ALP.

    - The LABA will be reduced by the total amount that each withdrawal in the current calendar year exceeds the RALP at the time of each withdrawal, but shall not be reduced to less than zero.

    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource Stages NY rider.

The ALERMDA is:

(1) determined by us each calendar year;

(2) based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;

(3) based on the value of this contract alone on the date it is determined;

(4) based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

(5) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

      1. IRAs under Section 408(b) of the Code;

      2. Roth IRAs under Section 408A of the Code;

      3. Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;

In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource Stages NY rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RALP amount and may result in the reduction of your ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years.

Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource Stages NY rider.


--------------------------------------------------------------------------------
 76 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX F: CONDENSED FINANCIAL INFORMATION (UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount representing the lowest and highest total annual variable account expense combinations for each contract. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that since per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2011. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the front page of the prospectus.


VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                           2011     2010     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.14    $1.04    $0.77    $1.29    $1.14   $1.00
Accumulation unit value at end of period                                      $1.09    $1.14    $1.04    $0.77    $1.29   $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 94       94       87       79       78      15
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.06    $0.94    $0.79    $1.09    $1.17   $1.00
Accumulation unit value at end of period                                      $1.06    $1.06    $0.94    $0.79    $1.09   $1.17
Number of accumulation units outstanding
  at end of period (000 omitted)                                              1,964    1,982    1,932    1,749    2,079     509
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.08    $0.97    $0.78    $1.13    $1.12   $1.00
Accumulation unit value at end of period                                      $1.09    $1.08    $0.97    $0.78    $1.13   $1.12
Number of accumulation units outstanding
  at end of period (000 omitted)                                                549      572      656      204      215      26
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.00    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $0.99    $1.00       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 69       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.02    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.07    $1.02       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                118       47       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.21    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.14    $1.21       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 20        1       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.21    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.26    $1.21       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.22    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $0.95    $1.22       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 15        1       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.04    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.08    $1.04       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 81       50       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.02    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.11    $1.02       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 58       13       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.28    $1.16    $0.81    $1.09    $1.08   $1.00
Accumulation unit value at end of period                                      $1.36    $1.28    $1.16    $0.81    $1.09   $1.08
Number of accumulation units outstanding
  at end of period (000 omitted)                                                719      759      771      525      493     202
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.08    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.13    $1.08       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 47       13       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 77

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                           2011     2010     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.07    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.13    $1.07       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 67       42       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.19    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.04    $1.19       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 12        3       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.21    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.16    $1.21       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.01    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.02    $1.01       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 12       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.13    $1.00    $0.73    $1.43    $1.21   $1.00
Accumulation unit value at end of period                                      $0.94    $1.13    $1.00    $0.73    $1.43   $1.21
Number of accumulation units outstanding
  at end of period (000 omitted)                                                548      612      805      895      542   1,471
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.27    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.07    $1.27       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  4        1       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.26    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.15    $1.26       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 40       36       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.06    $0.93    $0.74    $1.19    $1.15   $1.00
Accumulation unit value at end of period                                      $1.07    $1.06    $0.93    $0.74    $1.19   $1.15
Number of accumulation units outstanding
  at end of period (000 omitted)                                                553      512      239      225      177      17
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.20    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.17    $1.20       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.27    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.15    $1.27       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  4        4       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.00    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.01    $1.00       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 47       13       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (04/29/2011)
Accumulation unit value at beginning of
  period                                                                      $1.00       --       --       --       --      --
Accumulation unit value at end of period                                      $0.95       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 52       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.15    $0.99    $0.74    $1.30    $1.12   $1.00
Accumulation unit value at end of period                                      $1.11    $1.15    $0.99    $0.74    $1.30   $1.12
Number of accumulation units outstanding
  at end of period (000 omitted)                                              4,252    4,934   12,509   24,724   15,405   5,888
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.35    $1.06    $0.77    $1.28    $1.12   $1.00
Accumulation unit value at end of period                                      $1.20    $1.35    $1.06    $0.77    $1.28   $1.12
Number of accumulation units outstanding
  at end of period (000 omitted)                                              2,856    3,483   12,950   16,441    8,335   2,560
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.20    $0.94    $0.73    $1.11    $1.14   $1.00
Accumulation unit value at end of period                                      $1.14    $1.20    $0.94    $0.73    $1.11   $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)                                              1,289    1,389    1,361    1,250    1,230     500
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 78 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                           2011     2010     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.00    $0.91    $0.73    $1.17    $1.14   $1.00
Accumulation unit value at end of period                                      $0.98    $1.00    $0.91    $0.73    $1.17   $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)                                              1,583    2,008    2,267    2,178    2,149     465
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                                                      $0.97    $0.85    $0.63    $1.06    $1.00      --
Accumulation unit value at end of period                                      $0.90    $0.97    $0.85    $0.63    $1.06      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                              2,266    2,566   42,014   28,397   15,952      --
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.40    $1.24    $0.94    $1.53    $1.21   $1.00
Accumulation unit value at end of period                                      $1.47    $1.40    $1.24    $0.94    $1.53   $1.21
Number of accumulation units outstanding
  at end of period (000 omitted)                                                920    1,037      951      939      946     314
-------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.50    $1.15    $0.74    $1.39    $1.15   $1.00
Accumulation unit value at end of period                                      $1.38    $1.50    $1.15    $0.74    $1.39   $1.15
Number of accumulation units outstanding
  at end of period (000 omitted)                                                366      325      258      307      239     985
-------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.19    $0.97    $0.75    $1.25    $1.17   $1.00
Accumulation unit value at end of period                                      $1.14    $1.19    $0.97    $0.75    $1.25   $1.17
Number of accumulation units outstanding
  at end of period (000 omitted)                                                175      141       98       92      121      95
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.17    $1.02    $0.74    $1.24    $1.18   $1.00
Accumulation unit value at end of period                                      $1.06    $1.17    $1.02    $0.74    $1.24   $1.18
Number of accumulation units outstanding
  at end of period (000 omitted)                                              1,019    1,049    1,088    1,224    1,142     437
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.15    $0.94    $0.69    $1.13    $1.15   $1.00
Accumulation unit value at end of period                                      $1.11    $1.15    $0.94    $0.69    $1.13   $1.15
Number of accumulation units outstanding
  at end of period (000 omitted)                                                364      427      499      478      505      93
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.26    $1.13    $0.94    $1.12    $1.05   $1.00
Accumulation unit value at end of period                                      $1.28    $1.26    $1.13    $0.94    $1.12   $1.05
Number of accumulation units outstanding
  at end of period (000 omitted)                                              2,795    2,528   23,718   23,226   15,404   5,362
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                                                      $1.12    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.08    $1.12       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                             13,318    4,063       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.00    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.07    $1.00       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 57       50       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.21    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.19    $1.21       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  5       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.21    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.03    $1.21       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 39       21       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.29    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.22    $1.29       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 28       21       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                                                      $1.05    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.07    $1.05       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                             11,924    2,392       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.16    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.11    $1.16       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  7        2       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 79

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                           2011     2010     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.18    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $0.94    $1.18       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 35       22       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.05    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.06    $1.05       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 92       24       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.23    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.14    $1.23       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  8       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.16    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.07    $1.16       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 67       21       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.01    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.06    $1.01       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  9        1       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.19    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.20    $1.19       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  3       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.24    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.20    $1.24       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 20       14       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.16    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.14    $1.16       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 29       25       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                                                      $1.09    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.09    $1.09       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                             64,312   26,271       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                                                      $1.11    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.09    $1.11       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                             50,434   21,613       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                                                      $1.07    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.08    $1.07       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                             15,493    6,340       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.20    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.07    $1.20       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 11        5       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.17    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.20    $1.17       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  5       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.23    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.22    $1.23       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 21       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.29    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.27    $1.29       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  2       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 80 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                           2011     2010     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.23    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.17    $1.23       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 59       20       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.00    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.05    $1.00       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 27       24       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.17    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.01    $1.17       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  3       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.00    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.02    $1.00       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  5       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.31    $1.06    $0.73    $1.22    $1.16   $1.00
Accumulation unit value at end of period                                      $1.22    $1.31    $1.06    $0.73    $1.22   $1.16
Number of accumulation units outstanding
  at end of period (000 omitted)                                                351       69       79       71       69      37
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.52    $1.21    $0.80    $1.38    $1.22   $1.00
Accumulation unit value at end of period                                      $1.44    $1.52    $1.21    $0.80    $1.38   $1.22
Number of accumulation units outstanding
  at end of period (000 omitted)                                                531      596      486      519      471      19
-------------------------------------------------------------------------------------------------------------------------------


VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                         2011     2010     2009    2008    2007     2006     2005     2004     2003     2002
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.21    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.15    $1.21      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                4       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/07/2002)
Accumulation unit value at beginning of
  period                                    $1.54    $1.38   $1.16   $1.61    $1.72    $1.47    $1.42    $1.26    $0.99   $1.00
Accumulation unit value at end of period    $1.53    $1.54   $1.38   $1.16    $1.61    $1.72    $1.47    $1.42    $1.26   $0.99
Number of accumulation units outstanding
  at end of period (000 omitted)              350      375     414     569    1,164    1,347    1,479      981      305      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                    $1.37    $1.23   $1.00   $1.45    $1.44    $1.27    $1.24    $1.15    $0.96   $1.00
Accumulation unit value at end of period    $1.38    $1.37   $1.23   $1.00    $1.45    $1.44    $1.27    $1.24    $1.15   $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)              219      257     300     162      485      198      150      125      108       3
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $0.99    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $0.98    $0.99      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              830       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.02    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.07    $1.02      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               75       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.21    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.13    $1.21      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               36       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.21    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.25    $1.21      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               --       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.22    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $0.95    $1.22      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               19        4      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 81

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                         2011     2010     2009    2008    2007     2006     2005     2004     2003     2002
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.04    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.07    $1.04      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               53        4      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.02    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.10    $1.02      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               48       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of
  period                                    $1.26    $1.14   $0.80   $1.07    $1.07    $1.00       --       --       --      --
Accumulation unit value at end of period    $1.32    $1.26   $1.14   $0.80    $1.07    $1.07       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              269      277     296     362      607      689       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.08    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.12    $1.08      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               20       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.07    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.12    $1.07      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               36       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.19    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.03    $1.19      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                5        1      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.21    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.15    $1.21      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               --       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.01    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.02    $1.01      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               45       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of
  period                                    $0.98    $0.87   $0.64   $1.26    $1.06    $1.00       --       --       --      --
Accumulation unit value at end of period    $0.81    $0.98   $0.87   $0.64    $1.26    $1.06       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              102      183     189     279      232      549       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.27    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.06    $1.27      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               --       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.26    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.14    $1.26      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                7       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                    $1.40    $1.23   $0.99   $1.60    $1.54    $1.35    $1.31    $1.20    $0.95   $1.00
Accumulation unit value at end of period    $1.41    $1.40   $1.23   $0.99    $1.60    $1.54    $1.35    $1.31    $1.20   $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)              223      246     322     417      691      735      940      788      372       8
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.20    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.17    $1.20      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               --       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.27    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.15    $1.27      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               --       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.00    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.00    $1.00      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               --       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 82 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                         2011     2010     2009    2008    2007     2006     2005     2004     2003     2002
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (04/29/2011)
Accumulation unit value at beginning of
  period                                    $1.00       --      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $0.95       --      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               17       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.05    $0.90   $0.68   $1.19    $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period    $1.00    $1.05   $0.90   $0.68    $1.19    $1.03       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              904    1,007   1,393   2,566    2,154    2,206       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                    $2.59    $2.04   $1.48   $2.48    $2.17    $1.96    $1.68    $1.36    $1.00   $1.00
Accumulation unit value at end of period    $2.28    $2.59   $2.04   $1.48    $2.48    $2.17    $1.96    $1.68    $1.36   $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)              423      559     964   1,496    1,756    2,082    1,937    1,292      500      11
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                    $2.04    $1.61   $1.26   $1.91    $1.98    $1.71    $1.59    $1.30    $1.00   $1.00
Accumulation unit value at end of period    $1.94    $2.04   $1.61   $1.26    $1.91    $1.98    $1.71    $1.59    $1.30   $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)              115      128     170     208      507      672      451      208      101       4
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                    $1.52    $1.38   $1.11   $1.78    $1.74    $1.49    $1.36    $1.23    $0.99   $1.00
Accumulation unit value at end of period    $1.48    $1.52   $1.38   $1.11    $1.78    $1.74    $1.49    $1.36    $1.23   $0.99
Number of accumulation units outstanding
  at end of period (000 omitted)              350      429     484     629      956    1,045      825      780      330      18
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                    $0.95    $0.84   $0.63   $1.06    $1.00       --       --       --       --      --
Accumulation unit value at end of period    $0.89    $0.95   $0.84   $0.63    $1.06       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              158      190   2,089   1,885    1,445       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of
  period                                    $2.98    $2.66   $2.02   $3.29    $2.61    $2.02    $1.75    $1.37    $1.02   $1.00
Accumulation unit value at end of period    $3.13    $2.98   $2.66   $2.02    $3.29    $2.61    $2.02    $1.75    $1.37   $1.02
Number of accumulation units outstanding
  at end of period (000 omitted)               79       96     138     206      303      338      298      160       84      --
-------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.28    $0.98   $0.63   $1.19    $0.99    $1.00       --       --       --      --
Accumulation unit value at end of period    $1.17    $1.28   $0.98   $0.63    $1.19    $0.99       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              111      137     173     146       78      353       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.19    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.14    $1.19      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               --       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                    $1.36    $1.19   $0.86   $1.47    $1.40    $1.21    $1.07    $1.00       --      --
Accumulation unit value at end of period    $1.23    $1.36   $1.19   $0.86    $1.47    $1.40    $1.21    $1.07       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              282      309     380     448      554      612      479        2       --      --
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                    $1.26    $1.04   $0.77   $1.25    $1.28    $1.13    $1.05    $1.00       --      --
Accumulation unit value at end of period    $1.22    $1.26   $1.04   $0.77    $1.25    $1.28    $1.13    $1.05       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               33       52      84     158      355      385      192       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.24    $1.11   $0.92   $1.11    $1.04    $1.00       --       --       --      --
Accumulation unit value at end of period    $1.25    $1.24   $1.11   $0.92    $1.11    $1.04       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            1,025      819   1,698   2,046    1,725    1,792       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                    $1.12    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.07    $1.12      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            2,410    1,164      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.00    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.06    $1.00      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               15       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.21    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.18    $1.21      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                6       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 83

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                         2011     2010     2009    2008    2007     2006     2005     2004     2003     2002
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.21    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.03    $1.21      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               12        4      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.29    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.21    $1.29      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               19        4      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                    $1.04    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.06    $1.04      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            7,853    2,274      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.16    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.11    $1.16      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               14       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.18    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $0.94    $1.18      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               11       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.04    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.05    $1.04      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               62       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.23    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.13    $1.23      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               19       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.16    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.07    $1.16      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               35        1      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.00    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.06    $1.00      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               36       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.19    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.20    $1.19      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               11        4      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.24    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.19    $1.24      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               12       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.15    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.14    $1.15      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               17        1      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                    $1.09    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.08    $1.09      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           50,042   13,452      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                    $1.11    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.08    $1.11      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           17,556    3,559      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                    $1.07    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.07    $1.07      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           14,985    5,337      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 84 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                         2011     2010     2009    2008    2007     2006     2005     2004     2003     2002
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.19    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.07    $1.19      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               10       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.17    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.20    $1.17      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               10       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.23    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.21    $1.23      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                4       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.29    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.27    $1.29      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                4       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.23    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.16    $1.23      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               10       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.00    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.04    $1.00      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               14       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.17    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.01    $1.17      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                6       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.00    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.01    $1.00      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               33       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                    $1.95    $1.59   $1.09   $1.84    $1.75    $1.58    $1.48    $1.27    $0.94   $1.00
Accumulation unit value at end of period    $1.82    $1.95   $1.59   $1.09    $1.84    $1.75    $1.58    $1.48    $1.27   $0.94
Number of accumulation units outstanding
  at end of period (000 omitted)               54       34      35      39       42       48      155      153      164       1
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                    $2.37    $1.89   $1.25   $2.16    $1.93    $1.59    $1.51    $1.34    $0.96   $1.00
Accumulation unit value at end of period    $2.23    $2.37   $1.89   $1.25    $2.16    $1.93    $1.59    $1.51    $1.34   $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)               92      146     172     147      127      116      136      124       58      --
-------------------------------------------------------------------------------------------------------------------------------


VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                           2011     2010     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.12    $1.03    $0.76    $1.28    $1.14   $1.00
Accumulation unit value at end of period                                      $1.06    $1.12    $1.03    $0.76    $1.28   $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 14       --       --       --       19      --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.04    $0.93    $0.79    $1.09    $1.16   $1.00
Accumulation unit value at end of period                                      $1.03    $1.04    $0.93    $0.79    $1.09   $1.16
Number of accumulation units outstanding
  at end of period (000 omitted)                                                127      159      155      130      142      76
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.06    $0.95    $0.78    $1.12    $1.12   $1.00
Accumulation unit value at end of period                                      $1.07    $1.06    $0.95    $0.78    $1.12   $1.12
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 72       77      104        8       87      12
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $0.99    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $0.98    $0.99       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  7       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 85

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                           2011     2010     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.02    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.07    $1.02       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 34       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.21    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.13    $1.21       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.20    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.25    $1.20       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.22    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $0.95    $1.22       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.04    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.07    $1.04       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 15       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.02    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.10    $1.02       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.26    $1.14    $0.80    $1.08    $1.08   $1.00
Accumulation unit value at end of period                                      $1.32    $1.26    $1.14    $0.80    $1.08   $1.08
Number of accumulation units outstanding
  at end of period (000 omitted)                                                424      431      441      422      399      92
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.08    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.12    $1.08       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 24       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.07    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.12    $1.07       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  9       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.19    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.03    $1.19       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.21    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.15    $1.21       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.01    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.02    $1.01       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.11    $0.98    $0.72    $1.42    $1.20   $1.00
Accumulation unit value at end of period                                      $0.91    $1.11    $0.98    $0.72    $1.42   $1.20
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 75       91      101       89       65     275
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.27    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.06    $1.27       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.26    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.14    $1.26       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 86 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                           2011     2010     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.04    $0.92    $0.74    $1.19    $1.14   $1.00
Accumulation unit value at end of period                                      $1.04    $1.04    $0.92    $0.74    $1.19   $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 46       46       39       32       10      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.20    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.16    $1.20       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.27    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.15    $1.27       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.00    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.00    $1.00       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (04/29/2011)
Accumulation unit value at beginning of
  period                                                                      $1.00       --       --       --       --      --
Accumulation unit value at end of period                                      $0.94       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 36       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.13    $0.98    $0.73    $1.29    $1.12   $1.00
Accumulation unit value at end of period                                      $1.08    $1.13    $0.98    $0.73    $1.29   $1.12
Number of accumulation units outstanding
  at end of period (000 omitted)                                                752      865    1,975    4,301    3,188   1,284
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.33    $1.05    $0.76    $1.27    $1.12   $1.00
Accumulation unit value at end of period                                      $1.17    $1.33    $1.05    $0.76    $1.27   $1.12
Number of accumulation units outstanding
  at end of period (000 omitted)                                                312      385    1,768    2,783    1,386     338
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.17    $0.93    $0.73    $1.10    $1.14   $1.00
Accumulation unit value at end of period                                      $1.11    $1.17    $0.93    $0.73    $1.10   $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 47       72       67       45       48      16
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $0.98    $0.90    $0.72    $1.16    $1.14   $1.00
Accumulation unit value at end of period                                      $0.96    $0.98    $0.90    $0.72    $1.16   $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)                                                297      417      430      422      426     101
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                                                      $0.95    $0.84    $0.63    $1.06    $1.00      --
Accumulation unit value at end of period                                      $0.89    $0.95    $0.84    $0.63    $1.06      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                151      187    6,597    4,924    3,189      --
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.37    $1.22    $0.93    $1.52    $1.20   $1.00
Accumulation unit value at end of period                                      $1.44    $1.37    $1.22    $0.93    $1.52   $1.20
Number of accumulation units outstanding
  at end of period (000 omitted)                                                105       80       86       97       61      29
-------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.47    $1.13    $0.73    $1.39    $1.14   $1.00
Accumulation unit value at end of period                                      $1.35    $1.47    $1.13    $0.73    $1.39   $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 23       20       36       24        9     202
-------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.16    $0.96    $0.74    $1.24    $1.17   $1.00
Accumulation unit value at end of period                                      $1.11    $1.16    $0.96    $0.74    $1.24   $1.17
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --        1        1        2       --      --
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.14    $1.00    $0.73    $1.23    $1.18   $1.00
Accumulation unit value at end of period                                      $1.03    $1.14    $1.00    $0.73    $1.23   $1.18
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 60       76       61       65       68      18
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.12    $0.92    $0.68    $1.12    $1.15   $1.00
Accumulation unit value at end of period                                      $1.08    $1.12    $0.92    $0.68    $1.12   $1.15
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 27       29       40       43       48      17
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 87

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                           2011     2010     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.24    $1.11    $0.93    $1.12    $1.04   $1.00
Accumulation unit value at end of period                                      $1.25    $1.24    $1.11    $0.93    $1.12   $1.04
Number of accumulation units outstanding
  at end of period (000 omitted)                                                511      469    3,861    4,557    3,298   1,204
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                                                      $1.12    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.07    $1.12       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                616      622       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.00    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.06    $1.00       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  5       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.21    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.18    $1.21       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.21    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.03    $1.21       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.29    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.21    $1.29       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                                                      $1.04    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.06    $1.04       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                840      730       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.16    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.11    $1.16       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.18    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $0.94    $1.18       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.04    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.05    $1.04       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  5       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.23    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.13    $1.23       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.16    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.06    $1.16       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.00    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.06    $1.00       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.19    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.19    $1.19       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.24    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.19    $1.24       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 88 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                           2011     2010     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.15    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.14    $1.15       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                                                      $1.09    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.08    $1.09       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                              4,588    2,283       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                                                      $1.11    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.08    $1.11       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                              2,032    1,190       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                                                      $1.07    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.07    $1.07       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                              2,313    1,420       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.19    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.07    $1.19       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.17    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.20    $1.17       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  9       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.23    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.21    $1.23       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.29    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.26    $1.29       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.23    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.16    $1.23       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.00    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.04    $1.00       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.17    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.01    $1.17       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.00    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.01    $1.00       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.28    $1.05    $0.72    $1.22    $1.16   $1.00
Accumulation unit value at end of period                                      $1.19    $1.28    $1.05    $0.72    $1.22   $1.16
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 42        7        2       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.49    $1.19    $0.79    $1.37    $1.22   $1.00
Accumulation unit value at end of period                                      $1.40    $1.49    $1.19    $0.79    $1.37   $1.22
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 12       29       46       40       39      16
-------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 89

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.21   $1.00
Accumulation unit value at end of period                                        $1.15   $1.21
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/19/2010)
Accumulation unit value at beginning of period                                  $1.16   $1.00
Accumulation unit value at end of period                                        $1.15   $1.16
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.14   $1.00
Accumulation unit value at end of period                                        $1.15   $1.14
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $0.99   $1.00
Accumulation unit value at end of period                                        $0.98   $0.99
Number of accumulation units outstanding at end of period (000 omitted)            17      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.02   $1.00
Accumulation unit value at end of period                                        $1.07   $1.02
Number of accumulation units outstanding at end of period (000 omitted)            44      37
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.21   $1.00
Accumulation unit value at end of period                                        $1.13   $1.21
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.25   $1.20
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.22   $1.00
Accumulation unit value at end of period                                        $0.95   $1.22
Number of accumulation units outstanding at end of period (000 omitted)             1       7
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.04   $1.00
Accumulation unit value at end of period                                        $1.07   $1.04
Number of accumulation units outstanding at end of period (000 omitted)            13      17
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2)
(07/19/2010)
Accumulation unit value at beginning of period                                  $1.02   $1.00
Accumulation unit value at end of period                                        $1.10   $1.02
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $0.97   $1.00
Accumulation unit value at end of period                                        $1.02   $0.97
Number of accumulation units outstanding at end of period (000 omitted)             7       7
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.08   $1.00
Accumulation unit value at end of period                                        $1.12   $1.08
Number of accumulation units outstanding at end of period (000 omitted)             6      11
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.07   $1.00
Accumulation unit value at end of period                                        $1.12   $1.07
Number of accumulation units outstanding at end of period (000 omitted)             6       6
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.19   $1.00
Accumulation unit value at end of period                                        $1.03   $1.19
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.21   $1.00
Accumulation unit value at end of period                                        $1.15   $1.21
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 90 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.01   $1.00
Accumulation unit value at end of period                                        $1.02   $1.01
Number of accumulation units outstanding at end of period (000 omitted)            13      13
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.22   $1.00
Accumulation unit value at end of period                                        $1.01   $1.22
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.27   $1.00
Accumulation unit value at end of period                                        $1.06   $1.27
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.26   $1.00
Accumulation unit value at end of period                                        $1.14   $1.26
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.18   $1.00
Accumulation unit value at end of period                                        $1.18   $1.18
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.16   $1.20
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.27   $1.00
Accumulation unit value at end of period                                        $1.15   $1.27
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.00   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            10       3
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (04/29/2011)
Accumulation unit value at beginning of period                                  $1.00      --
Accumulation unit value at end of period                                        $0.94      --
Number of accumulation units outstanding at end of period (000 omitted)             1      --
---------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.15   $1.20
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.24   $1.00
Accumulation unit value at end of period                                        $1.09   $1.24
Number of accumulation units outstanding at end of period (000 omitted)            --       4
---------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.30   $1.00
Accumulation unit value at end of period                                        $1.24   $1.30
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.12   $1.00
Accumulation unit value at end of period                                        $1.09   $1.12
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.09   $1.17
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.23   $1.17
Number of accumulation units outstanding at end of period (000 omitted)             1       2
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 91

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                  $1.26   $1.00
Accumulation unit value at end of period                                        $1.15   $1.26
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S)
(07/19/2010)
Accumulation unit value at beginning of period                                  $1.19   $1.00
Accumulation unit value at end of period                                        $1.13   $1.19
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                  $1.19   $1.00
Accumulation unit value at end of period                                        $1.07   $1.19
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                  $1.22   $1.00
Accumulation unit value at end of period                                        $1.18   $1.22
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                  $1.06   $1.00
Accumulation unit value at end of period                                        $1.07   $1.06
Number of accumulation units outstanding at end of period (000 omitted)             1      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.16   $1.00
Accumulation unit value at end of period                                        $1.11   $1.16
Number of accumulation units outstanding at end of period (000 omitted)            60      21
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.06   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.21   $1.00
Accumulation unit value at end of period                                        $1.18   $1.21
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.21   $1.00
Accumulation unit value at end of period                                        $1.03   $1.21
Number of accumulation units outstanding at end of period (000 omitted)            --       2
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.29   $1.00
Accumulation unit value at end of period                                        $1.21   $1.29
Number of accumulation units outstanding at end of period (000 omitted)            --       2
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.05   $1.00
Accumulation unit value at end of period                                        $1.07   $1.05
Number of accumulation units outstanding at end of period (000 omitted)           237      56
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.16   $1.00
Accumulation unit value at end of period                                        $1.10   $1.16
Number of accumulation units outstanding at end of period (000 omitted)            --       5
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.18   $1.00
Accumulation unit value at end of period                                        $0.93   $1.18
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.04   $1.00
Accumulation unit value at end of period                                        $1.05   $1.04
Number of accumulation units outstanding at end of period (000 omitted)            13      17
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.23   $1.00
Accumulation unit value at end of period                                        $1.13   $1.23
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 92 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.16   $1.00
Accumulation unit value at end of period                                        $1.06   $1.16
Number of accumulation units outstanding at end of period (000 omitted)            --       2
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.06   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            13      13
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.19   $1.00
Accumulation unit value at end of period                                        $1.19   $1.19
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.24   $1.00
Accumulation unit value at end of period                                        $1.19   $1.24
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.15   $1.00
Accumulation unit value at end of period                                        $1.14   $1.15
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.11   $1.00
Accumulation unit value at end of period                                        $1.09   $1.11
Number of accumulation units outstanding at end of period (000 omitted)           380      15
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.13   $1.00
Accumulation unit value at end of period                                        $1.10   $1.13
Number of accumulation units outstanding at end of period (000 omitted)           168      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.08   $1.00
Accumulation unit value at end of period                                        $1.08   $1.08
Number of accumulation units outstanding at end of period (000 omitted)           410     188
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.19   $1.00
Accumulation unit value at end of period                                        $1.06   $1.19
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.19   $1.17
Number of accumulation units outstanding at end of period (000 omitted)            --       2
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.23   $1.00
Accumulation unit value at end of period                                        $1.21   $1.23
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.29   $1.00
Accumulation unit value at end of period                                        $1.26   $1.29
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.23   $1.00
Accumulation unit value at end of period                                        $1.16   $1.23
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.04   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.00   $1.17
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 93

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.01   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            45      44
---------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.23   $1.00
Accumulation unit value at end of period                                        $1.14   $1.23
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.28   $1.00
Accumulation unit value at end of period                                        $1.20   $1.28
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------



VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.21   $1.00
Accumulation unit value at end of period                                        $1.14   $1.21
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/19/2010)
Accumulation unit value at beginning of period                                  $1.16   $1.00
Accumulation unit value at end of period                                        $1.15   $1.16
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.14   $1.00
Accumulation unit value at end of period                                        $1.15   $1.14
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $0.99   $1.00
Accumulation unit value at end of period                                        $0.98   $0.99
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.01   $1.00
Accumulation unit value at end of period                                        $1.06   $1.01
Number of accumulation units outstanding at end of period (000 omitted)             5      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.13   $1.20
Number of accumulation units outstanding at end of period (000 omitted)             3      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.25   $1.20
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.22   $1.00
Accumulation unit value at end of period                                        $0.94   $1.22
Number of accumulation units outstanding at end of period (000 omitted)             1      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.04   $1.00
Accumulation unit value at end of period                                        $1.07   $1.04
Number of accumulation units outstanding at end of period (000 omitted)             3      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2)
(07/19/2010)
Accumulation unit value at beginning of period                                  $1.01   $1.00
Accumulation unit value at end of period                                        $1.10   $1.01
Number of accumulation units outstanding at end of period (000 omitted)             8      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $0.97   $1.00
Accumulation unit value at end of period                                        $1.01   $0.97
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 94 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.08   $1.00
Accumulation unit value at end of period                                        $1.12   $1.08
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.07   $1.00
Accumulation unit value at end of period                                        $1.12   $1.07
Number of accumulation units outstanding at end of period (000 omitted)             3      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.19   $1.00
Accumulation unit value at end of period                                        $1.03   $1.19
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.21   $1.00
Accumulation unit value at end of period                                        $1.15   $1.21
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.01   $1.00
Accumulation unit value at end of period                                        $1.01   $1.01
Number of accumulation units outstanding at end of period (000 omitted)             7      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.22   $1.00
Accumulation unit value at end of period                                        $1.00   $1.22
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.27   $1.00
Accumulation unit value at end of period                                        $1.06   $1.27
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.26   $1.00
Accumulation unit value at end of period                                        $1.13   $1.26
Number of accumulation units outstanding at end of period (000 omitted)             2      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.18   $1.17
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.16   $1.20
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.27   $1.00
Accumulation unit value at end of period                                        $1.14   $1.27
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.00   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (04/29/2011)
Accumulation unit value at beginning of period                                  $1.00      --
Accumulation unit value at end of period                                        $0.94      --
Number of accumulation units outstanding at end of period (000 omitted)             3      --
---------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.15   $1.20
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.24   $1.00
Accumulation unit value at end of period                                        $1.09   $1.24
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 95

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.30   $1.00
Accumulation unit value at end of period                                        $1.23   $1.30
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.12   $1.00
Accumulation unit value at end of period                                        $1.09   $1.12
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.09   $1.17
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.23   $1.17
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                  $1.26   $1.00
Accumulation unit value at end of period                                        $1.15   $1.26
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S)
(07/19/2010)
Accumulation unit value at beginning of period                                  $1.18   $1.00
Accumulation unit value at end of period                                        $1.13   $1.18
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                  $1.18   $1.00
Accumulation unit value at end of period                                        $1.07   $1.18
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                  $1.22   $1.00
Accumulation unit value at end of period                                        $1.18   $1.22
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                  $1.06   $1.00
Accumulation unit value at end of period                                        $1.06   $1.06
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.16   $1.00
Accumulation unit value at end of period                                        $1.11   $1.16
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.05   $1.00
Number of accumulation units outstanding at end of period (000 omitted)             6      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.21   $1.00
Accumulation unit value at end of period                                        $1.18   $1.21
Number of accumulation units outstanding at end of period (000 omitted)             3      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.21   $1.00
Accumulation unit value at end of period                                        $1.02   $1.21
Number of accumulation units outstanding at end of period (000 omitted)             2      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.29   $1.00
Accumulation unit value at end of period                                        $1.20   $1.29
Number of accumulation units outstanding at end of period (000 omitted)             1      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.05   $1.00
Accumulation unit value at end of period                                        $1.06   $1.05
Number of accumulation units outstanding at end of period (000 omitted)           115      --
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 96 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.16   $1.00
Accumulation unit value at end of period                                        $1.10   $1.16
Number of accumulation units outstanding at end of period (000 omitted)             3      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.18   $1.00
Accumulation unit value at end of period                                        $0.93   $1.18
Number of accumulation units outstanding at end of period (000 omitted)             3      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.04   $1.00
Accumulation unit value at end of period                                        $1.05   $1.04
Number of accumulation units outstanding at end of period (000 omitted)             6      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.23   $1.00
Accumulation unit value at end of period                                        $1.13   $1.23
Number of accumulation units outstanding at end of period (000 omitted)             2      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.16   $1.00
Accumulation unit value at end of period                                        $1.06   $1.16
Number of accumulation units outstanding at end of period (000 omitted)             4      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.05   $1.00
Number of accumulation units outstanding at end of period (000 omitted)             6      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.19   $1.00
Accumulation unit value at end of period                                        $1.19   $1.19
Number of accumulation units outstanding at end of period (000 omitted)             2      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.24   $1.00
Accumulation unit value at end of period                                        $1.19   $1.24
Number of accumulation units outstanding at end of period (000 omitted)             3      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.15   $1.00
Accumulation unit value at end of period                                        $1.13   $1.15
Number of accumulation units outstanding at end of period (000 omitted)             3      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.11   $1.00
Accumulation unit value at end of period                                        $1.09   $1.11
Number of accumulation units outstanding at end of period (000 omitted)           801      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.13   $1.00
Accumulation unit value at end of period                                        $1.10   $1.13
Number of accumulation units outstanding at end of period (000 omitted)           316      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.07   $1.00
Accumulation unit value at end of period                                        $1.08   $1.07
Number of accumulation units outstanding at end of period (000 omitted)           776     105
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.19   $1.00
Accumulation unit value at end of period                                        $1.06   $1.19
Number of accumulation units outstanding at end of period (000 omitted)             1      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.19   $1.17
Number of accumulation units outstanding at end of period (000 omitted)             3      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.23   $1.00
Accumulation unit value at end of period                                        $1.21   $1.23
Number of accumulation units outstanding at end of period (000 omitted)             2      --
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 97

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.29   $1.00
Accumulation unit value at end of period                                        $1.26   $1.29
Number of accumulation units outstanding at end of period (000 omitted)             1      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.23   $1.00
Accumulation unit value at end of period                                        $1.15   $1.23
Number of accumulation units outstanding at end of period (000 omitted)             3      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.03   $1.00
Number of accumulation units outstanding at end of period (000 omitted)             3      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.00   $1.17
Number of accumulation units outstanding at end of period (000 omitted)             2      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.01   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.23   $1.00
Accumulation unit value at end of period                                        $1.14   $1.23
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.28   $1.00
Accumulation unit value at end of period                                        $1.20   $1.28
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------



VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.14   $1.20
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/19/2010)
Accumulation unit value at beginning of period                                  $1.16   $1.00
Accumulation unit value at end of period                                        $1.15   $1.16
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.14   $1.00
Accumulation unit value at end of period                                        $1.15   $1.14
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $0.99   $1.00
Accumulation unit value at end of period                                        $0.98   $0.99
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.01   $1.00
Accumulation unit value at end of period                                        $1.06   $1.01
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.12   $1.20
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.24   $1.20
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 98 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.21   $1.00
Accumulation unit value at end of period                                        $0.94   $1.21
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.04   $1.00
Accumulation unit value at end of period                                        $1.07   $1.04
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2)
(07/19/2010)
Accumulation unit value at beginning of period                                  $1.01   $1.00
Accumulation unit value at end of period                                        $1.10   $1.01
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $0.97   $1.00
Accumulation unit value at end of period                                        $1.01   $0.97
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.08   $1.00
Accumulation unit value at end of period                                        $1.12   $1.08
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.07   $1.00
Accumulation unit value at end of period                                        $1.11   $1.07
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.19   $1.00
Accumulation unit value at end of period                                        $1.02   $1.19
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.14   $1.20
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.01   $1.00
Accumulation unit value at end of period                                        $1.01   $1.01
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.22   $1.00
Accumulation unit value at end of period                                        $1.00   $1.22
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.27   $1.00
Accumulation unit value at end of period                                        $1.06   $1.27
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.26   $1.00
Accumulation unit value at end of period                                        $1.13   $1.26
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.17   $1.17
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.16   $1.20
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.27   $1.00
Accumulation unit value at end of period                                        $1.14   $1.27
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 99

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $0.99   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (04/29/2011)
Accumulation unit value at beginning of period                                  $1.00      --
Accumulation unit value at end of period                                        $0.94      --
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.15   $1.20
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.24   $1.00
Accumulation unit value at end of period                                        $1.08   $1.24
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.30   $1.00
Accumulation unit value at end of period                                        $1.23   $1.30
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.12   $1.00
Accumulation unit value at end of period                                        $1.09   $1.12
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.08   $1.17
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.22   $1.17
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                  $1.26   $1.00
Accumulation unit value at end of period                                        $1.15   $1.26
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S)
(07/19/2010)
Accumulation unit value at beginning of period                                  $1.18   $1.00
Accumulation unit value at end of period                                        $1.13   $1.18
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                  $1.18   $1.00
Accumulation unit value at end of period                                        $1.06   $1.18
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                  $1.22   $1.00
Accumulation unit value at end of period                                        $1.17   $1.22
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                  $1.06   $1.00
Accumulation unit value at end of period                                        $1.06   $1.06
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.16   $1.00
Accumulation unit value at end of period                                        $1.11   $1.16
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.05   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 100 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.21   $1.00
Accumulation unit value at end of period                                        $1.17   $1.21
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.02   $1.20
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.29   $1.00
Accumulation unit value at end of period                                        $1.20   $1.29
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.05   $1.00
Accumulation unit value at end of period                                        $1.06   $1.05
Number of accumulation units outstanding at end of period (000 omitted)            24      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.16   $1.00
Accumulation unit value at end of period                                        $1.10   $1.16
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.18   $1.00
Accumulation unit value at end of period                                        $0.93   $1.18
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.04   $1.00
Accumulation unit value at end of period                                        $1.04   $1.04
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.23   $1.00
Accumulation unit value at end of period                                        $1.13   $1.23
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.16   $1.00
Accumulation unit value at end of period                                        $1.06   $1.16
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.05   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.19   $1.00
Accumulation unit value at end of period                                        $1.19   $1.19
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.23   $1.00
Accumulation unit value at end of period                                        $1.18   $1.23
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.15   $1.00
Accumulation unit value at end of period                                        $1.13   $1.15
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.10   $1.00
Accumulation unit value at end of period                                        $1.09   $1.10
Number of accumulation units outstanding at end of period (000 omitted)            16      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.13   $1.00
Accumulation unit value at end of period                                        $1.10   $1.13
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 101

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.07   $1.00
Accumulation unit value at end of period                                        $1.08   $1.07
Number of accumulation units outstanding at end of period (000 omitted)           120      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.19   $1.00
Accumulation unit value at end of period                                        $1.06   $1.19
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.19   $1.17
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.23   $1.00
Accumulation unit value at end of period                                        $1.20   $1.23
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.29   $1.00
Accumulation unit value at end of period                                        $1.26   $1.29
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.23   $1.00
Accumulation unit value at end of period                                        $1.15   $1.23
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.03   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.00   $1.17
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.00   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.23   $1.00
Accumulation unit value at end of period                                        $1.14   $1.23
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.27   $1.00
Accumulation unit value at end of period                                        $1.20   $1.27
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 102 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts................  p.  3
Rating Agencies............................  p.  4
Revenues Received During Calendar Year
  2011.....................................  p.  4
Principal Underwriter......................  p.  5
Independent Registered Public Accounting
  Firms....................................  p.  5
Condensed Financial Information
  (Unaudited)..............................  p.  6
Financial Statements





--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 103

(RIVERSOURCE ANNUITIES LOGO)

RiverSource Life Insurance Co.
of New York
20 Madison Avenue Extension
Albany, NY 12203

1-800-541-2251


          RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Co. of
                          New York, Albany, New York.
     Both companies are affiliated with Ameriprise Financial Services, Inc. Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.


      (C)2008-2012 RiverSource Life Insurance Company. All rights reserved.


140464 D (4/12)

PART B.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(R)

                   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R)
                                VARIABLE ANNUITY

                    RIVERSOURCE RETIREMENT ADVISOR SELECT(R)
                                VARIABLE ANNUITY

                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS(R)
                                VARIABLE ANNUITY

                  RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS(R)
                                VARIABLE ANNUITY

                  RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R)
                                VARIABLE ANNUITY

                   RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R)
                                VARIABLE ANNUITY

                   RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(R)
                                VARIABLE ANNUITY



               RIVERSOURCE(R) RAVA 5 ADVANTAGE(R) VARIABLE ANNUITY
      (Offered for contract applications signed on or after April 30, 2012)

                RIVERSOURCE(R) RAVA 5 SELECT(R) VARIABLE ANNUITY
      (Offered for contract applications signed on or after April 30, 2012)

                RIVERSOURCE(R) RAVA 5 ACCESS(R) VARIABLE ANNUITY
      (Offered for contract applications signed on or after April 30, 2012)

               RIVERSOURCE(R) RAVA 5 ADVANTAGE(R) VARIABLE ANNUITY (Offered for contract applications signed prior to April 30, 2012)

                RIVERSOURCE(R) RAVA 5 SELECT(R) VARIABLE ANNUITY
       (Offered for contract applications signed prior to April 30, 2012)

                RIVERSOURCE(R) RAVA 5 ACCESS(R) VARIABLE ANNUITY
       (Offered for contract applications signed prior to April 30, 2012)

                    RIVERSOURCE(R) FLEXIBLE PORTFOLIO ANNUITY
               RIVERSOURCE(R) RETIREMENT GROUP ANNUITY CONTRACT I
               RIVERSOURCE(R) RETIREMENT GROUP ANNUITY CONTRACT II



                         RIVERSOURCE VARIABLE ACCOUNT 10
                    (previously IDS Life Variable Account 10)



                                 APRIL 30, 2012


RiverSource Variable Account 10 is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

This SAI contains financial information for all the subaccounts of RiverSource Variable Account 10. Not all subaccounts of RiverSource Variable Account 10 apply to your specific contract.


RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919


S-6325 M (4/12)

TABLE OF CONTENTS


Calculating Annuity Payouts.....................................................   p.  3
Rating Agencies ................................................................   p.  4
Revenues Received During Calendar Year 2011.....................................   p.  4
Principal Underwriter...........................................................   p.  5
Independent Registered Public Accounting Firms..................................   p.  5
Condensed Financial Information (Unaudited).....................................   p.  6
Financial Statements





 2    RIVERSOURCE VARIABLE ACCOUNT 10

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payout, we:

- determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


                                           RIVERSOURCE VARIABLE ACCOUNT 10    3

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.


REVENUES RECEIVED DURING CALENDAR YEAR 2011



The following table shows the funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to RiverSource Life Insurance Company and its affiliates in 2011. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.



------------------------------------------------------------------------------------------
Affiliated Funds*                                                             $375,323,649
Fidelity(R) Variable Insurance Products                                       $ 11,211,449
Oppenheimer Variable Account Funds                                            $  7,731,600
Invesco Variable Insurance Funds/Invesco Van Kampen Variable Insurance Funds  $  6,416,521
AllianceBernstein Variable Products Series Fund, Inc.                         $  3,863,548
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $  3,689,040
American Century(R) Variable Portfolios, Inc.                                 $  3,226,293
Wells Fargo Advantage Variable Trust Funds                                    $  2,668,938
MFS(R) Variable Insurance Trust(SM)                                           $  2,652,876
Goldman Sachs Variable Insurance Trust                                        $  2,628,979
Janus Aspen Series                                                            $  2,104,576
Eaton Vance Variable Trust                                                    $  1,540,399
PIMCO Variable Insurance Trust                                                $  1,511,877
Morgan Stanley UIF                                                            $  1,222,625
Credit Suisse Trust                                                           $    967,210
Putnam Variable Trust                                                         $    886,796
Royce Capital Fund                                                            $    333,149
Third Avenue Variable Series Trust                                            $    284,955
Neuberger Berman Advisers Management Trust                                    $    141,445
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $    110,050
Calvert Variable Series, Inc.                                                 $    104,488
Legg Mason Partners Variable Portfolios                                       $     41,396
Lincoln Variable Insurance Products Trust                                     $      2,074
Lazard Retirement Series, Inc.                                                $      1,336
J.P. Morgan Series Trust II                                                   $      1,145
------------------------------------------------------------------------------------------




* Affiliated Funds include funds offered under: Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II and Wanger Advisors Trust.



 4    RIVERSOURCE VARIABLE ACCOUNT 10

PRINCIPAL UNDERWRITER


RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). RiverSource Distributors is not required to sell any specific number or dollar amount of securities, but will use its best efforts to sell the securities offered. The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with RiverSource Life and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.



The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life for the variable accounts in 2011 was $411,317,776, in 2010 was $391,347,519, and in 2009 was $307,628,681.
RiverSource Distributors retained no underwriting commissions from the sale of the contracts.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS



The consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2011 and for the period then ended and the financial statements of each of the divisions of RiverSource Variable Account as of December 31, 2011 and for the period then ended included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principle business address is 225 South Sixth Street, Suite 1400, Minnnesota 55402.



The consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2010 and for the two years in the period then ended and the statements of changes in net assets of each of the divisions of RiverSource Variable Account 10 for the periods ended December 31, 2010, as disclosed in the financial statements included in this Statement of Additional Information have been included in reliance on the reports of Ernst & Young LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



                                           RIVERSOURCE VARIABLE ACCOUNT 10    5

CONDENSED FINANCIAL INFORMATION (UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.


VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning of
period                                         $1.28   $1.08   $0.71   $1.36   $1.14  $1.06  $1.00     --     --     --
Accumulation unit value at end of period       $0.97   $1.28   $1.08   $0.71   $1.36  $1.14  $1.06     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       60      76      69      49      61    653    144     --     --     --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of
period                                         $1.08   $0.97   $0.81   $1.37   $1.31  $1.13  $1.09  $0.98  $0.75  $0.97
Accumulation unit value at end of period       $1.14   $1.08   $0.97   $0.81   $1.37  $1.31  $1.13  $1.09  $0.98  $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                      314     321     388     452   1,081  1,374  1,186    726    969    310
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of
period                                         $1.72   $1.66   $1.24   $2.68   $2.55  $1.90  $1.64  $1.32  $0.92  $0.98
Accumulation unit value at end of period       $1.38   $1.72   $1.66   $1.24   $2.68  $2.55  $1.90  $1.64  $1.32  $0.92
Number of accumulation units outstanding at
end of period (000 omitted)                      982   1,076   1,925   3,352   3,600  3,592  2,607    984    472    606
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS I (9/15/1999)
Accumulation unit value at beginning of
period                                         $1.27   $1.13   $0.85   $1.54   $1.32  $1.06  $0.94  $0.82  $0.66  $0.84
Accumulation unit value at end of period       $1.11   $1.27   $1.13   $0.85   $1.54  $1.32  $1.06  $0.94  $0.82  $0.66
Number of accumulation units outstanding at
end of period (000 omitted)                        4      10      10      20     155    352    594    675    517    634
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (8/13/2001)
Accumulation unit value at beginning of
period                                         $1.39   $1.24   $0.93   $1.70   $1.45  $1.17  $1.04  $0.91  $0.74  $0.93
Accumulation unit value at end of period       $1.22   $1.39   $1.24   $0.93   $1.70  $1.45  $1.17  $1.04  $0.91  $0.74
Number of accumulation units outstanding at
end of period (000 omitted)                       48      65     263     286     389    365    314    127      5    254
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit value at beginning of
period                                         $1.04   $0.88   $0.68   $0.90   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $1.02   $1.04   $0.88   $0.68   $0.90     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      101     153   1,289   1,327   1,710     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of
period                                         $1.07   $0.93   $0.69   $1.20   $1.00  $1.04  $1.00     --     --     --
Accumulation unit value at end of period       $1.07   $1.07   $0.93   $0.69   $1.20  $1.00  $1.04     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       98      73      91      72     187  2,939    618     --     --     --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (9/15/1999)
Accumulation unit value at beginning of
period                                         $1.75   $1.55   $1.30   $1.79   $1.89  $1.61  $1.54  $1.35  $1.06  $1.21
Accumulation unit value at end of period       $1.76   $1.75   $1.55   $1.30   $1.79  $1.89  $1.61  $1.54  $1.35  $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                      249     232     259     524     578    747  1,037  1,067    904    766
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (8/13/2001)
Accumulation unit value at beginning of
period                                         $1.47   $1.31   $1.10   $1.51   $1.61  $1.36  $1.31  $1.15  $0.90  $1.04
Accumulation unit value at end of period       $1.48   $1.47   $1.31   $1.10   $1.51  $1.61  $1.36  $1.31  $1.15  $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                      570     525     469     483     848  1,060  1,104  1,064    673    483
---------------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of
period                                         $1.10   $0.99   $0.79   $1.16   $1.13  $1.05  $1.00  $0.93  $0.78  $0.89
Accumulation unit value at end of period       $1.14   $1.10   $0.99   $0.79   $1.16  $1.13  $1.05  $1.00  $0.93  $0.78
Number of accumulation units outstanding at
end of period (000 omitted)                        6       6      10      24      21     18      5     54      8      8
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
period                                         $1.22   $1.09   $0.88   $1.26   $1.25  $1.10  $1.06  $0.97  $0.81  $0.94
Accumulation unit value at end of period       $1.24   $1.22   $1.09   $0.88   $1.26  $1.25  $1.10  $1.06  $0.97  $0.81
Number of accumulation units outstanding at
end of period (000 omitted)                      580     634     733     602     372    459    623    257    221    120
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
period                                         $1.23   $1.24   $1.25   $1.22   $1.17  $1.13  $1.11  $1.11  $1.11  $1.10
Accumulation unit value at end of period       $1.23   $1.23   $1.24   $1.25   $1.22  $1.17  $1.13  $1.11  $1.11  $1.11
Number of accumulation units outstanding at
end of period (000 omitted)                      514     613   2,492  10,988  11,779  8,286  4,504  2,098    447  3,911
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
period                                         $1.63   $1.51   $1.33   $1.43   $1.36  $1.31  $1.29  $1.24  $1.20  $1.14
Accumulation unit value at end of period       $1.73   $1.63   $1.51   $1.33   $1.43  $1.36  $1.31  $1.29  $1.24  $1.20
Number of accumulation units outstanding at
end of period (000 omitted)                    2,923   3,828  10,140   8,140   9,540  7,272  3,619  2,145  1,691    762
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
period                                         $1.71   $1.47   $1.16   $1.96   $1.83  $1.53  $1.36  $1.16  $0.82  $1.02
Accumulation unit value at end of period       $1.62   $1.71   $1.47   $1.16   $1.96  $1.83  $1.53  $1.36  $1.16  $0.82
Number of accumulation units outstanding at
end of period (000 omitted)                    1,770   2,153   7,610   8,565   9,289  9,434  5,165  3,041  1,239  1,262
---------------------------------------------------------------------------------------------------------------------------


 6    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
period                                         $0.82   $0.70   $0.57   $0.99   $0.97  $0.85  $0.80  $0.76  $0.59  $0.76
Accumulation unit value at end of period       $0.86   $0.82   $0.70   $0.57   $0.99  $0.97  $0.85  $0.80  $0.76  $0.59
Number of accumulation units outstanding at
end of period (000 omitted)                      464     565     877   1,397   1,682  2,453  3,121  1,484    172    202
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (5/1/2000)
Accumulation unit value at beginning of
period                                         $2.75   $2.31   $1.33   $2.90   $2.11  $1.58  $1.19  $0.96  $0.69  $0.73
Accumulation unit value at end of period       $2.16   $2.75   $2.31   $1.33   $2.90  $2.11  $1.58  $1.19  $0.96  $0.69
Number of accumulation units outstanding at
end of period (000 omitted)                      843   1,028   1,522   2,437   1,993  2,144  1,491    475    115    277
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
period                                         $1.82   $1.72   $1.55   $1.56   $1.46  $1.38  $1.46  $1.33  $1.18  $1.04
Accumulation unit value at end of period       $1.90   $1.82   $1.72   $1.55   $1.56  $1.46  $1.38  $1.46  $1.33  $1.18
Number of accumulation units outstanding at
end of period (000 omitted)                    1,122   1,599   3,215   2,861   3,115  2,645  1,377    741    714    251
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit value at beginning of
period                                         $1.24   $1.20   $1.13   $1.13   $1.06  $1.05  $1.03  $1.00     --     --
Accumulation unit value at end of period       $1.36   $1.24   $1.20   $1.13   $1.13  $1.06  $1.05  $1.03     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,132   1,988   5,705   2,307   2,713  2,959  1,455  5,004     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (4/28/2006)
Accumulation unit value at beginning of
period                                         $1.29   $1.16   $0.81   $1.09   $1.07  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.37   $1.29   $1.16   $0.81   $1.09  $1.07     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      291     321     461     402     788    585     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
period                                         $1.82   $1.61   $1.05   $1.41   $1.39  $1.26  $1.22  $1.10  $0.89  $0.95
Accumulation unit value at end of period       $1.91   $1.82   $1.61   $1.05   $1.41  $1.39  $1.26  $1.22  $1.10  $0.89
Number of accumulation units outstanding at
end of period (000 omitted)                      695     706     639     713   1,605  1,925  2,397  2,886  4,230  1,480
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit value at beginning of
period                                         $1.51   $1.34   $0.95   $1.17   $1.15  $1.07  $1.04  $1.00     --     --
Accumulation unit value at end of period       $1.59   $1.51   $1.34   $0.95   $1.17  $1.15  $1.07  $1.04     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,306   1,132   5,111   2,233   2,599  2,358    493     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
period                                         $1.09   $0.96   $0.76   $1.28   $1.14  $0.92  $0.82  $0.70  $0.55  $0.67
Accumulation unit value at end of period       $0.95   $1.09   $0.96   $0.76   $1.28  $1.14  $0.92  $0.82  $0.70  $0.55
Number of accumulation units outstanding at
end of period (000 omitted)                      363     399     910   1,080   1,307  1,343  1,252    848    143    488
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
period                                         $0.66   $0.57   $0.42   $0.75   $0.73  $0.67  $0.62  $0.57  $0.47  $0.64
Accumulation unit value at end of period       $0.64   $0.66   $0.57   $0.42   $0.75  $0.73  $0.67  $0.62  $0.57  $0.47
Number of accumulation units outstanding at
end of period (000 omitted)                    1,358   1,192   2,260   2,601   3,768  6,049  6,193  2,153  1,664  1,064
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2006)
Accumulation unit value at beginning of
period                                         $1.10   $0.91   $0.72   $1.20   $1.02  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.06   $1.10   $0.91   $0.72   $1.20  $1.02     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      767     699   7,497   6,506   5,466  2,834     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2006)
Accumulation unit value at beginning of
period                                         $1.01   $0.89   $0.65   $1.27   $1.07  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.84   $1.01   $0.89   $0.65   $1.27  $1.07     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      509     459     810     730     772  2,194     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (5/1/2001)
Accumulation unit value at beginning of
period                                         $1.58   $1.26   $0.78   $1.41   $1.25  $1.26  $1.15  $1.06  $0.87  $1.01
Accumulation unit value at end of period       $1.34   $1.58   $1.26   $0.78   $1.41  $1.25  $1.26  $1.15  $1.06  $0.87
Number of accumulation units outstanding at
end of period (000 omitted)                      124     238     363     242     268    450    655    523    578    328
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/2/2005)
Accumulation unit value at beginning of
period                                         $1.40   $1.15   $0.82   $1.50   $1.37  $1.20  $1.00     --     --     --
Accumulation unit value at end of period       $1.28   $1.40   $1.15   $0.82   $1.50  $1.37  $1.20     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      467     338   1,292   1,658   1,406  2,575    115     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (5/1/2000)
Accumulation unit value at beginning of
period                                         $0.94   $0.83   $0.66   $1.05   $1.01  $0.88  $0.85  $0.77  $0.61  $0.79
Accumulation unit value at end of period       $0.95   $0.94   $0.83   $0.66   $1.05  $1.01  $0.88  $0.85  $0.77  $0.61
Number of accumulation units outstanding at
end of period (000 omitted)                      127     314     741   1,447   1,022  1,170  2,054  1,958  1,381    973
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit value at beginning of
period                                         $1.21   $1.01   $0.81   $1.34   $1.35  $1.14  $1.10  $1.00     --     --
Accumulation unit value at end of period       $1.18   $1.21   $1.01   $0.81   $1.34  $1.35  $1.14  $1.10     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      198     120     195      67      67    184     92     65     --     --
---------------------------------------------------------------------------------------------------------------------------


                                           RIVERSOURCE VARIABLE ACCOUNT 10    7

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
period                                         $1.82   $1.44   $1.04   $1.70   $1.79  $1.61  $1.54  $1.31  $0.89  $1.08
Accumulation unit value at end of period       $1.66   $1.82   $1.44   $1.04   $1.70  $1.79  $1.61  $1.54  $1.31  $0.89
Number of accumulation units outstanding at
end of period (000 omitted)                      152      71      57     113     214    333    514    779    660    393
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (9/15/1999)
Accumulation unit value at beginning of
period                                         $1.39   $1.36   $1.30   $1.34   $1.28  $1.24  $1.23  $1.22  $1.21  $1.15
Accumulation unit value at end of period       $1.41   $1.39   $1.36   $1.30   $1.34  $1.28  $1.24  $1.23  $1.22  $1.21
Number of accumulation units outstanding at
end of period (000 omitted)                    1,843   1,670     825   1,394     817    493    688    870  1,097  1,275
---------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit value at beginning of
period                                         $1.03   $0.89   $0.75   $1.13   $0.97  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.90   $1.03   $0.89   $0.75   $1.13  $0.97     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      617     533     605     506     677  1,600     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of
period                                         $1.18   $1.08   $0.76   $1.04   $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.20   $1.18   $1.08   $0.76   $1.04  $1.03     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,730   1,433   2,787   2,025   2,116  2,567     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of
period                                         $1.08   $0.93   $0.69   $1.21   $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.04   $1.08   $0.93   $0.69   $1.21  $1.03     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,496   2,532   4,368   8,518   7,443  6,582     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (9/15/1999)
Accumulation unit value at beginning of
period                                         $1.09   $0.95   $0.75   $1.30   $1.17  $1.04  $0.97  $0.92  $0.75  $0.91
Accumulation unit value at end of period       $1.10   $1.09   $0.95   $0.75   $1.30  $1.17  $1.04  $0.97  $0.92  $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                       87      92     148     226     676    754  1,103  1,370  1,249  1,172
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of
period                                         $1.18   $1.04   $0.82   $1.42   $1.28  $1.14  $1.06  $1.01  $0.83  $1.00
Accumulation unit value at end of period       $1.19   $1.18   $1.04   $0.82   $1.42  $1.28  $1.14  $1.06  $1.01  $0.83
Number of accumulation units outstanding at
end of period (000 omitted)                      438     473     805     963   1,126  1,624  1,338    994    432    233
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (9/15/1999)
Accumulation unit value at beginning of
period                                         $3.94   $3.08   $2.21   $3.68   $3.20  $2.86  $2.43  $1.96  $1.42  $1.59
Accumulation unit value at end of period       $3.50   $3.94   $3.08   $2.21   $3.68  $3.20  $2.86  $2.43  $1.96  $1.42
Number of accumulation units outstanding at
end of period (000 omitted)                      162     195     298     492     591    664    915  1,023    984    862
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of
period                                         $2.55   $1.99   $1.43   $2.39   $2.08  $1.86  $1.59  $1.28  $0.93  $1.04
Accumulation unit value at end of period       $2.26   $2.55   $1.99   $1.43   $2.39  $2.08  $1.86  $1.59  $1.28  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                    1,077   1,379   2,734   3,823   3,786  4,011  2,702  1,034    510    325
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (9/15/1999)
Accumulation unit value at beginning of
period                                         $1.26   $1.12   $0.89   $1.59   $1.37  $1.16  $0.98  $0.87  $0.61  $0.77
Accumulation unit value at end of period       $1.03   $1.26   $1.12   $0.89   $1.59  $1.37  $1.16  $0.98  $0.87  $0.61
Number of accumulation units outstanding at
end of period (000 omitted)                       20      20      28      48      92    298    605    429    144     82
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of
period                                         $1.52   $1.35   $1.08   $1.93   $1.66  $1.42  $1.20  $1.06  $0.75  $0.95
Accumulation unit value at end of period       $1.25   $1.52   $1.35   $1.08   $1.93  $1.66  $1.42  $1.20  $1.06  $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                      464     548     558     771     890  1,130    728    573    205    324
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (9/15/1999)
Accumulation unit value at beginning of
period                                         $2.10   $1.75   $1.48   $2.58   $3.27  $2.73  $2.42  $1.85  $1.37  $1.35
Accumulation unit value at end of period       $1.97   $2.10   $1.75   $1.48   $2.58  $3.27  $2.73  $2.42  $1.85  $1.37
Number of accumulation units outstanding at
end of period (000 omitted)                      163     203     232     262     688    836    667    487    349    205
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/15/1999)
Accumulation unit value at beginning of
period                                         $2.64   $2.07   $1.61   $2.42   $2.49  $2.14  $1.98  $1.61  $1.22  $1.35
Accumulation unit value at end of period       $2.52   $2.64   $2.07   $1.61   $2.42  $2.49  $2.14  $1.98  $1.61  $1.22
Number of accumulation units outstanding at
end of period (000 omitted)                      212     215     352     465     576    738    593    414    242    282
---------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (8/13/2001)
Accumulation unit value at beginning of
period                                         $1.36   $1.23   $0.98   $1.57   $1.53  $1.30  $1.18  $1.05  $0.85  $0.97
Accumulation unit value at end of period       $1.34   $1.36   $1.23   $0.98   $1.57  $1.53  $1.30  $1.18  $1.05  $0.85
Number of accumulation units outstanding at
end of period (000 omitted)                      264     354     525     670     761    865    716    533    667    130
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning of
period                                         $2.86   $2.30   $1.74   $2.78   $2.71  $2.34  $2.09  $1.67  $1.31  $1.38
Accumulation unit value at end of period       $2.67   $2.86   $2.30   $1.74   $2.78  $2.71  $2.34  $2.09  $1.67  $1.31
Number of accumulation units outstanding at
end of period (000 omitted)                      611     738     922   1,060   2,008  2,339  1,930    834    639    450
---------------------------------------------------------------------------------------------------------------------------


 8    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning of
period                                         $1.79   $1.38   $1.09   $1.66   $2.00  $1.79  $1.69  $1.46  $1.01  $1.19
Accumulation unit value at end of period       $1.79   $1.79   $1.38   $1.09   $1.66  $2.00  $1.79  $1.69  $1.46  $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                        2       4       9      11      12    114    119    150    104     87
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning of
period                                         $0.98   $0.87   $0.72   $1.15   $1.18  $1.05  $0.99  $0.87  $0.67  $0.87
Accumulation unit value at end of period       $1.01   $0.98   $0.87   $0.72   $1.15  $1.18  $1.05  $0.99  $0.87  $0.67
Number of accumulation units outstanding at
end of period (000 omitted)                      592     745     826   1,128   1,678  2,499  3,019  1,522    735    694
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (9/15/1999)
Accumulation unit value at beginning of
period                                         $0.92   $0.80   $0.67   $1.16   $1.05  $0.99  $0.91  $0.86  $0.67  $0.89
Accumulation unit value at end of period       $0.84   $0.92   $0.80   $0.67   $1.16  $1.05  $0.99  $0.91  $0.86  $0.67
Number of accumulation units outstanding at
end of period (000 omitted)                      257     279     280     335     310    380    910    866    867  1,024
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of
period                                         $0.99   $0.86   $0.72   $1.26   $1.14  $1.08  $1.00  $0.94  $0.73  $0.98
Accumulation unit value at end of period       $0.90   $0.99   $0.86   $0.72   $1.26  $1.14  $1.08  $1.00  $0.94  $0.73
Number of accumulation units outstanding at
end of period (000 omitted)                      281     300     451     495     371    489  1,554    110     85      4
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (9/15/1999)
Accumulation unit value at beginning of
period                                         $1.87   $1.58   $1.12   $2.12   $1.92  $1.66  $1.52  $1.32  $0.98  $1.26
Accumulation unit value at end of period       $1.72   $1.87   $1.58   $1.12   $2.12  $1.92  $1.66  $1.52  $1.32  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                       63      61      74     118     134    212    283    298    274    302
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of
period                                         $1.43   $1.21   $0.86   $1.63   $1.48  $1.28  $1.18  $1.03  $0.77  $0.98
Accumulation unit value at end of period       $1.31   $1.43   $1.21   $0.86   $1.63  $1.48  $1.28  $1.18  $1.03  $0.77
Number of accumulation units outstanding at
end of period (000 omitted)                       35      19      54      71     208    183    141    107    284    180
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (4/29/2011)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $0.92      --      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      100      --      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of
period                                         $1.07   $1.02   $0.81   $1.14   $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.10   $1.07   $1.02   $0.81   $1.14  $1.03     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      103     132     403      73     115  1,114     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/1/2005)
Accumulation unit value at beginning of
period                                         $1.40   $1.25   $0.93   $1.58   $1.39  $1.09  $1.00     --     --     --
Accumulation unit value at end of period       $1.30   $1.40   $1.25   $0.93   $1.58  $1.39  $1.09     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      294     380   2,658   2,794   1,479    105      5     --     --     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of
period                                         $0.90   $0.75   $0.48   $0.86   $0.81  $0.73  $0.72  $0.69  $0.48  $0.91
Accumulation unit value at end of period       $0.85   $0.90   $0.75   $0.48   $0.86  $0.81  $0.73  $0.72  $0.69  $0.48
Number of accumulation units outstanding at
end of period (000 omitted)                      506     618     411     351     275    418    532    249     96      3
---------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (2/4/2004)
Accumulation unit value at beginning of
period                                         $1.26   $1.09   $0.85   $1.34   $1.38  $1.19  $1.15  $1.00     --     --
Accumulation unit value at end of period       $1.22   $1.26   $1.09   $0.85   $1.34  $1.38  $1.19  $1.15     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      788     719   2,639   3,700   3,639  4,892  3,642    641     --     --
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of
period                                         $0.74   $0.59   $0.41   $0.74   $0.61  $0.54  $0.49  $0.41  $0.30  $0.42
Accumulation unit value at end of period       $0.72   $0.74   $0.59   $0.41   $0.74  $0.61  $0.54  $0.49  $0.41  $0.30
Number of accumulation units outstanding at
end of period (000 omitted)                       34      34      30      30      51    125    125    144    215    246
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of
period                                         $0.57   $0.46   $0.29   $0.53   $0.43  $0.41  $0.37  $0.37  $0.25  $0.43
Accumulation unit value at end of period       $0.51   $0.57   $0.46   $0.29   $0.53  $0.43  $0.41  $0.37  $0.37  $0.25
Number of accumulation units outstanding at
end of period (000 omitted)                      111     100      41      22      37    180    200    333    426    343
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of
period                                         $0.98   $0.86   $0.63   $1.06   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $0.92   $0.98   $0.86   $0.63   $1.06     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      461     568   6,880   6,240   5,448     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of
period                                         $1.82   $1.47   $0.82   $1.73   $1.36  $0.93  $0.71  $0.60  $0.45  $0.61
Accumulation unit value at end of period       $1.23   $1.82   $1.47   $0.82   $1.73  $1.36  $0.93  $0.71  $0.60  $0.45
Number of accumulation units outstanding at
end of period (000 omitted)                      262     226     395     275     272    231    250    132    295    875
---------------------------------------------------------------------------------------------------------------------------


                                           RIVERSOURCE VARIABLE ACCOUNT 10    9

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (4/27/2007)
Accumulation unit value at beginning of
period                                         $1.06   $0.85   $0.60   $1.02   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $1.07   $1.06   $0.85   $0.60   $1.02     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       49     109     136     127      65     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of
period                                         $0.76   $0.68   $0.49   $0.79   $0.71  $0.67  $0.64  $0.59  $0.49  $0.68
Accumulation unit value at end of period       $0.76   $0.76   $0.68   $0.49   $0.79  $0.71  $0.67  $0.64  $0.59  $0.49
Number of accumulation units outstanding at
end of period (000 omitted)                      186     178     406     260     317    481    640    522    874    785
---------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of
period                                         $1.35   $1.00   $0.62   $1.02   $1.01  $0.90  $0.86  $0.81  $0.61  $0.90
Accumulation unit value at end of period       $1.20   $1.35   $1.00   $0.62   $1.02  $1.01  $0.90  $0.86  $0.81  $0.61
Number of accumulation units outstanding at
end of period (000 omitted)                      131     102     190      92     130    243    558    576    622    485
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of
period                                         $2.11   $1.86   $1.41   $2.28   $1.80  $1.38  $1.19  $0.92  $0.68  $0.89
Accumulation unit value at end of period       $2.23   $2.11   $1.86   $1.41   $2.28  $1.80  $1.38  $1.19  $0.92  $0.68
Number of accumulation units outstanding at
end of period (000 omitted)                      543     500     562     821     765  1,065    588    211    139    139
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of
period                                         $1.06   $0.87   $0.62   $1.12   $1.23  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.94   $1.06   $0.87   $0.62   $1.12  $1.23     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      467     451   1,794   1,961   1,463  1,473     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of
period                                         $1.31   $1.00   $0.64   $1.21   $0.99  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.21   $1.31   $1.00   $0.64   $1.21  $0.99     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      300     317     356     270     140  1,068     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at beginning of
period                                         $0.93   $0.76   $0.57   $1.07   $1.05  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.81   $0.93   $0.76   $0.57   $1.07  $1.05     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      154     142   1,718   1,971   2,116  1,957     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of
period                                         $1.53   $1.33   $0.96   $1.62   $1.53  $1.31  $1.16  $1.00     --     --
Accumulation unit value at end of period       $1.39   $1.53   $1.33   $0.96   $1.62  $1.53  $1.31  $1.16     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      429     524     604     777   1,099  1,309    756    158     --     --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of
period                                         $1.45   $1.27   $1.08   $1.27   $1.16  $1.09  $1.07  $1.00     --     --
Accumulation unit value at end of period       $1.45   $1.45   $1.27   $1.08   $1.27  $1.16  $1.09  $1.07     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    3,125   3,938   8,634   8,498   9,223  6,331  3,173    403     --     --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of
period                                         $1.45   $1.18   $0.87   $1.41   $1.44  $1.26  $1.16  $1.00     --     --
Accumulation unit value at end of period       $1.41   $1.45   $1.18   $0.87   $1.41  $1.44  $1.26  $1.16     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      394     368     717     646     676    773    643    432     --     --
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning of
period                                         $1.27   $1.13   $0.94   $1.12   $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.29   $1.27   $1.13   $0.94   $1.12  $1.04     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      700     590   3,431   4,628   4,555  4,105     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of
period                                         $1.17   $1.15   $0.92   $1.11   $1.12  $1.10  $0.98  $0.92  $0.78  $0.98
Accumulation unit value at end of period       $1.15   $1.17   $1.15   $0.92   $1.11  $1.12  $1.10  $0.98  $0.92  $0.78
Number of accumulation units outstanding at
end of period (000 omitted)                       50      40      27     111      67    195    218     67    170    145
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of
period                                         $1.34   $1.23   $0.99   $1.78   $1.65  $1.30  $1.16  $1.01  $0.79  $0.96
Accumulation unit value at end of period       $1.11   $1.34   $1.23   $0.99   $1.78  $1.65  $1.30  $1.16  $1.01  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                       24      32      57      91      69    164    145    194    207    881
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of
period                                         $1.13   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.07   $1.13      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      123     139      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (9/15/1999)
Accumulation unit value at beginning of
period                                         $4.05   $3.13   $1.99   $3.53   $3.41  $2.83  $2.55  $2.26  $1.52  $1.75
Accumulation unit value at end of period       $3.54   $4.05   $3.13   $1.99   $3.53  $3.41  $2.83  $2.55  $2.26  $1.52
Number of accumulation units outstanding at
end of period (000 omitted)                       34      39      66      81     358    405    539    591    516    453
---------------------------------------------------------------------------------------------------------------------------


 10    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (9/21/1999)
Accumulation unit value at beginning of
period                                         $2.93   $2.58   $1.79   $3.19   $3.37  $2.92  $2.57  $2.15  $1.52  $1.71
Accumulation unit value at end of period       $2.29   $2.93   $2.58   $1.79   $3.19  $3.37  $2.92  $2.57  $2.15  $1.52
Number of accumulation units outstanding at
end of period (000 omitted)                       33      38      62     123     175    287    371    347    311    279
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.12   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.08   $1.12      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,257     395      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.12   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.09   $1.12      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   18,860  26,354      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.05   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.08   $1.05      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,443   1,174      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.05   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.08   $1.05      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    4,175   8,371      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2006)
Accumulation unit value at beginning of
period                                         $1.00   $0.90   $0.69   $1.13   $1.09  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.96   $1.00   $0.90   $0.69   $1.13  $1.09     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      264     276   7,045   4,641   3,570  3,666     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit value at beginning of
period                                         $1.42   $1.17   $0.86   $1.37   $1.30  $1.13  $1.13  $1.00     --     --
Accumulation unit value at end of period       $1.32   $1.42   $1.17   $0.86   $1.37  $1.30  $1.13  $1.13     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      127     115     176      74     115     77    235    182     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.10   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.09   $1.10      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    4,194     507      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.10   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.09   $1.10      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   21,448  21,627      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.11   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.09   $1.11      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,064   2,007      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.12   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.09   $1.12      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   26,294  23,294      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.07   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.09   $1.07      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,471      --      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.07   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.09   $1.07      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    9,103   5,162      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (8/14/2001)
Accumulation unit value at beginning of
period                                         $2.08   $1.68   $1.24   $1.82   $1.92  $1.61  $1.53  $1.28  $0.93  $1.07
Accumulation unit value at end of period       $1.98   $2.08   $1.68   $1.24   $1.82  $1.92  $1.61  $1.53  $1.28  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                      542     707   3,210   3,353   3,487  2,495  2,068    860    982    627
---------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (9/15/1999)
Accumulation unit value at beginning of
period                                         $2.67   $2.15   $1.44   $2.67   $2.31  $1.69  $1.40  $1.08  $0.73  $0.85
Accumulation unit value at end of period       $2.27   $2.67   $2.15   $1.44   $2.67  $2.31  $1.69  $1.40  $1.08  $0.73
Number of accumulation units outstanding at
end of period (000 omitted)                      992   1,120   2,334   2,433   2,932  3,471  2,814  1,701  1,136  1,484
---------------------------------------------------------------------------------------------------------------------------


                                          RIVERSOURCE VARIABLE ACCOUNT 10    11

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------------
WANGER USA (9/15/1999)
Accumulation unit value at beginning of
period                                         $2.09   $1.71   $1.21   $2.01   $1.92  $1.79  $1.62  $1.37  $0.96  $1.17
Accumulation unit value at end of period       $2.01   $2.09   $1.71   $1.21   $2.01  $1.92  $1.79  $1.62  $1.37  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                      895   1,057   2,350   3,272   3,659  3,852  2,709  1,415  1,250    847
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (5/1/2001)
Accumulation unit value at beginning of
period                                         $1.26   $1.12   $0.98   $1.38   $1.29  $1.16  $1.11  $1.02  $0.84  $0.97
Accumulation unit value at end of period       $1.34   $1.26   $1.12   $0.98   $1.38  $1.29  $1.16  $1.11  $1.02  $0.84
Number of accumulation units outstanding at
end of period (000 omitted)                        2       2       4       4       7     31    355     91     66     29
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (2/4/2004)
Accumulation unit value at beginning of
period                                         $1.43   $1.23   $1.07   $1.84   $1.62  $1.32  $1.15  $1.00     --     --
Accumulation unit value at end of period       $1.23   $1.43   $1.23   $1.07   $1.84  $1.62  $1.32  $1.15     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      311     337   2,398     408     500    669    661     76     --     --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (8/13/2001)
Accumulation unit value at beginning of
period                                         $1.57   $1.28   $0.87   $1.46   $1.38  $1.23  $1.15  $0.98  $0.72  $0.99
Accumulation unit value at end of period       $1.48   $1.57   $1.28   $0.87   $1.46  $1.38  $1.23  $1.15  $0.98  $0.72
Number of accumulation units outstanding at
end of period (000 omitted)                      148     121     298     182     331    421    467    408    445    314
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (5/1/2001)
Accumulation unit value at beginning of
period                                         $1.51   $1.20   $0.79   $1.35   $1.20  $0.98  $0.93  $0.82  $0.58  $0.94
Accumulation unit value at end of period       $1.43   $1.51   $1.20   $0.79   $1.35  $1.20  $0.98  $0.93  $0.82  $0.58
Number of accumulation units outstanding at
end of period (000 omitted)                      160     198     225     258     231     84     35     10     10      6
---------------------------------------------------------------------------------------------------------------------------







 12    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,           2011     2010     2009     2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at
beginning of period            $1.26    $1.07    $0.71    $1.36    $1.14    $1.06    $1.00       --       --       --
Accumulation unit value at
end of period                  $0.96    $1.26    $1.07    $0.71    $1.36    $1.14    $1.06       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           3,348    4,452    5,299    3,750    4,111   14,120    2,021       --       --       --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at
beginning of period            $1.06    $0.95    $0.80    $1.35    $1.30    $1.12    $1.08    $0.98    $0.74    $0.96
Accumulation unit value at
end of period                  $1.12    $1.06    $0.95    $0.80    $1.35    $1.30    $1.12    $1.08    $0.98    $0.74
Number of accumulation
units outstanding at end of
period (000 omitted)          48,468   55,671   68,595   84,420  116,725  135,093  149,316  125,010   82,114   43,189
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at
beginning of period            $1.69    $1.63    $1.23    $2.64    $2.52    $1.88    $1.63    $1.31    $0.92    $0.98
Accumulation unit value at
end of period                  $1.35    $1.69    $1.63    $1.23    $2.64    $2.52    $1.88    $1.63    $1.31    $0.92
Number of accumulation
units outstanding at end of
period (000 omitted)          83,009  102,937  150,692  202,780  217,241  203,016  153,107   70,504   34,604   12,313
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS I (9/15/1999)
Accumulation unit value at
beginning of period            $1.24    $1.10    $0.83    $1.52    $1.30    $1.04    $0.93    $0.81    $0.66    $0.83
Accumulation unit value at
end of period                  $1.08    $1.24    $1.10    $0.83    $1.52    $1.30    $1.04    $0.93    $0.81    $0.66
Number of accumulation
units outstanding at end of
period (000 omitted)           7,587    9,999   12,855   16,842   22,009   24,450   28,073   28,284   27,256   26,878
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (8/13/2001)
Accumulation unit value at
beginning of period            $1.37    $1.22    $0.92    $1.68    $1.44    $1.16    $1.03    $0.91    $0.73    $0.93
Accumulation unit value at
end of period                  $1.19    $1.37    $1.22    $0.92    $1.68    $1.44    $1.16    $1.03    $0.91    $0.73
Number of accumulation
units outstanding at end of
period (000 omitted)          19,142   22,872   26,575   32,736   42,202   45,349   43,612   34,180   21,555   11,378
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit value at
beginning of period            $1.03    $0.87    $0.68    $0.90    $1.00       --       --       --       --       --
Accumulation unit value at
end of period                  $1.01    $1.03    $0.87    $0.68    $0.90       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          11,208   12,924   48,044   54,402   56,815       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at
beginning of period            $1.06    $0.92    $0.69    $1.19    $0.99    $1.04    $1.00       --       --       --
Accumulation unit value at
end of period                  $1.06    $1.06    $0.92    $0.69    $1.19    $0.99    $1.04       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          10,122   11,063   11,805   12,809   13,321   78,916   10,074       --       --       --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (9/15/1999)
Accumulation unit value at
beginning of period            $1.71    $1.52    $1.28    $1.76    $1.87    $1.59    $1.52    $1.34    $1.05    $1.21
Accumulation unit value at
end of period                  $1.72    $1.71    $1.52    $1.28    $1.76    $1.87    $1.59    $1.52    $1.34    $1.05
Number of accumulation
units outstanding at end of
period (000 omitted)          14,862   19,329   24,377   28,576   41,125   47,446   53,724   50,678   46,232   43,222
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (8/13/2001)
Accumulation unit value at
beginning of period            $1.45    $1.29    $1.08    $1.49    $1.59    $1.35    $1.30    $1.15    $0.90    $1.04
Accumulation unit value at
end of period                  $1.45    $1.45    $1.29    $1.08    $1.49    $1.59    $1.35    $1.30    $1.15    $0.90
Number of accumulation
units outstanding at end of
period (000 omitted)          56,802   64,096   72,598   82,749  118,591  136,167  142,660  110,681   74,984   42,497
-----------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (5/1/2000)
Accumulation unit value at
beginning of period            $1.07    $0.97    $0.78    $1.14    $1.12    $1.04    $0.99    $0.92    $0.78    $0.89
Accumulation unit value at
end of period                  $1.12    $1.07    $0.97    $0.78    $1.14    $1.12    $1.04    $0.99    $0.92    $0.78
Number of accumulation
units outstanding at end of
period (000 omitted)          12,719   14,304   15,940   18,431   21,893   24,975   23,850   20,551   15,315    9,520
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (9/15/1999)
Accumulation unit value at
beginning of period            $1.19    $1.07    $0.86    $1.24    $1.23    $1.08    $1.05    $0.97    $0.81    $0.94
Accumulation unit value at
end of period                  $1.21    $1.19    $1.07    $0.86    $1.24    $1.23    $1.08    $1.05    $0.97    $0.81
Number of accumulation
units outstanding at end of
period (000 omitted)          53,355   61,921   74,529   61,707   86,628   89,309   92,705   84,704   79,035   64,273
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (9/15/1999)
Accumulation unit value at
beginning of period            $1.21    $1.22    $1.22    $1.20    $1.16    $1.12    $1.10    $1.10    $1.10    $1.09
Accumulation unit value at
end of period                  $1.20    $1.21    $1.22    $1.22    $1.20    $1.16    $1.12    $1.10    $1.10    $1.10
Number of accumulation
units outstanding at end of
period (000 omitted)         124,252  134,040  197,288  399,214  286,121  258,492  193,996  187,100  203,753  255,251
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit value at
beginning of period            $1.59    $1.48    $1.30    $1.40    $1.34    $1.30    $1.28    $1.23    $1.19    $1.13
Accumulation unit value at
end of period                  $1.69    $1.59    $1.48    $1.30    $1.40    $1.34    $1.30    $1.28    $1.23    $1.19
Number of accumulation
units outstanding at end of
period (000 omitted)         232,229  282,705  638,984  610,707  599,680  511,100  332,677  221,377  188,939  154,530
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (9/15/1999)
Accumulation unit value at
beginning of period            $1.68    $1.45    $1.15    $1.94    $1.81    $1.52    $1.35    $1.15    $0.82    $1.02
Accumulation unit value at
end of period                  $1.59    $1.68    $1.45    $1.15    $1.94    $1.81    $1.52    $1.35    $1.15    $0.82
Number of accumulation
units outstanding at end of
period (000 omitted)         206,688  256,449  508,061  530,216  560,416  585,144  408,559  255,776  134,486   86,442
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (9/15/1999)
Accumulation unit value at
beginning of period            $0.80    $0.69    $0.56    $0.98    $0.96    $0.84    $0.79    $0.75    $0.59    $0.76
Accumulation unit value at
end of period                  $0.84    $0.80    $0.69    $0.56    $0.98    $0.96    $0.84    $0.79    $0.75    $0.59
Number of accumulation
units outstanding at end of
period (000 omitted)         186,291  218,715  257,537  301,682  383,078  450,207  263,828  130,790   69,981   52,124
-----------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    13

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,           2011     2010     2009     2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (5/1/2000)
Accumulation unit value at
beginning of period            $2.65    $2.23    $1.29    $2.81    $2.05    $1.54    $1.16    $0.94    $0.68    $0.72
Accumulation unit value at
end of period                  $2.08    $2.65    $2.23    $1.29    $2.81    $2.05    $1.54    $1.16    $0.94    $0.68
Number of accumulation
units outstanding at end of
period (000 omitted)          46,641   56,730   80,593  111,551   89,546   89,672   75,520   22,549    8,256    4,750
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit value at
beginning of period            $1.78    $1.68    $1.52    $1.54    $1.44    $1.36    $1.44    $1.32    $1.18    $1.03
Accumulation unit value at
end of period                  $1.85    $1.78    $1.68    $1.52    $1.54    $1.44    $1.36    $1.44    $1.32    $1.18
Number of accumulation
units outstanding at end of
period (000 omitted)          73,158   88,623  195,536  201,728  204,316  169,931  130,135   82,347   51,936   31,133
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit value at
beginning of period            $1.23    $1.19    $1.12    $1.13    $1.05    $1.05    $1.03    $1.00       --       --
Accumulation unit value at
end of period                  $1.34    $1.23    $1.19    $1.12    $1.13    $1.05    $1.05    $1.03       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          82,435   92,837  302,524  171,393  147,400  161,490   91,038    2,274       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (4/28/2006)
Accumulation unit value at
beginning of period            $1.28    $1.15    $0.81    $1.08    $1.07    $1.00       --       --       --       --
Accumulation unit value at
end of period                  $1.36    $1.28    $1.15    $0.81    $1.08    $1.07       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          22,116   24,711   27,889   31,527   41,917   48,099       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit value at
beginning of period            $1.78    $1.57    $1.03    $1.39    $1.37    $1.25    $1.21    $1.09    $0.88    $0.95
Accumulation unit value at
end of period                  $1.87    $1.78    $1.57    $1.03    $1.39    $1.37    $1.25    $1.21    $1.09    $0.88
Number of accumulation
units outstanding at end of
period (000 omitted)          91,967  111,083  137,350  147,297  218,538  251,768  262,154  242,254  177,150   93,845
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit value at
beginning of period            $1.49    $1.33    $0.94    $1.16    $1.14    $1.07    $1.04    $1.00       --       --
Accumulation unit value at
end of period                  $1.57    $1.49    $1.33    $0.94    $1.16    $1.14    $1.07    $1.04       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          49,398   56,452  229,076  128,653  116,516  109,316   29,477    1,052       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (9/15/1999)
Accumulation unit value at
beginning of period            $1.06    $0.94    $0.74    $1.26    $1.12    $0.91    $0.81    $0.69    $0.55    $0.67
Accumulation unit value at
end of period                  $0.92    $1.06    $0.94    $0.74    $1.26    $1.12    $0.91    $0.81    $0.69    $0.55
Number of accumulation
units outstanding at end of
period (000 omitted)          32,942   39,494   48,442   55,412   75,421   80,961   77,787   51,446   23,614   20,012
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (9/15/1999)
Accumulation unit value at
beginning of period            $0.65    $0.56    $0.41    $0.75    $0.73    $0.66    $0.62    $0.57    $0.48    $0.65
Accumulation unit value at
end of period                  $0.63    $0.65    $0.56    $0.41    $0.75    $0.73    $0.66    $0.62    $0.57    $0.48
Number of accumulation
units outstanding at end of
period (000 omitted)         104,494  124,302  147,034  180,650  283,769  326,108  323,849  191,140  192,314  135,693
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2006)
Accumulation unit value at
beginning of period            $1.09    $0.90    $0.72    $1.19    $1.02    $1.00       --       --       --       --
Accumulation unit value at
end of period                  $1.05    $1.09    $0.90    $0.72    $1.19    $1.02       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          70,116   86,635  378,240  310,527  204,077  121,798       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2006)
Accumulation unit value at
beginning of period            $1.00    $0.89    $0.65    $1.27    $1.07    $1.00       --       --       --       --
Accumulation unit value at
end of period                  $0.83    $1.00    $0.89    $0.65    $1.27    $1.07       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          20,933   26,527   32,788   41,006   32,112   59,299       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (5/1/2001)
Accumulation unit value at
beginning of period            $1.53    $1.22    $0.75    $1.37    $1.22    $1.23    $1.12    $1.04    $0.85    $1.00
Accumulation unit value at
end of period                  $1.29    $1.53    $1.22    $0.75    $1.37    $1.22    $1.23    $1.12    $1.04    $0.85
Number of accumulation
units outstanding at end of
period (000 omitted)          28,726   34,995   40,215   38,730   50,337   62,826   47,283   53,376   42,780   16,388
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/2/2005)
Accumulation unit value at
beginning of period            $1.38    $1.14    $0.81    $1.49    $1.36    $1.19    $1.00       --       --       --
Accumulation unit value at
end of period                  $1.26    $1.38    $1.14    $0.81    $1.49    $1.36    $1.19       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          25,903   33,723   57,405   76,989   71,709  101,239    6,605       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (5/1/2000)
Accumulation unit value at
beginning of period            $0.93    $0.81    $0.65    $1.04    $1.00    $0.87    $0.84    $0.77    $0.61    $0.79
Accumulation unit value at
end of period                  $0.93    $0.93    $0.81    $0.65    $1.04    $1.00    $0.87    $0.84    $0.77    $0.61
Number of accumulation
units outstanding at end of
period (000 omitted)          65,653   77,987   91,208  100,420  127,010  139,008  154,949  144,039  103,587   64,771
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit value at
beginning of period            $1.19    $1.00    $0.80    $1.33    $1.34    $1.14    $1.10    $1.00       --       --
Accumulation unit value at
end of period                  $1.17    $1.19    $1.00    $0.80    $1.33    $1.34    $1.14    $1.10       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           9,950   10,640    6,269    5,696    7,988    7,937    6,232    3,498       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (9/15/1999)
Accumulation unit value at
beginning of period            $1.79    $1.42    $1.03    $1.68    $1.77    $1.60    $1.53    $1.30    $0.89    $1.08
Accumulation unit value at
end of period                  $1.63    $1.79    $1.42    $1.03    $1.68    $1.77    $1.60    $1.53    $1.30    $0.89
Number of accumulation
units outstanding at end of
period (000 omitted)          16,466   19,549   21,859   26,621   38,095   49,721   59,243   61,563   44,627   29,202
-----------------------------------------------------------------------------------------------------------------------



 14    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,           2011     2010     2009     2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (9/15/1999)
Accumulation unit value at
beginning of period            $1.36    $1.33    $1.27    $1.31    $1.25    $1.22    $1.21    $1.21    $1.20    $1.14
Accumulation unit value at
end of period                  $1.37    $1.36    $1.33    $1.27    $1.31    $1.25    $1.22    $1.21    $1.21    $1.20
Number of accumulation
units outstanding at end of
period (000 omitted)          78,480   95,906  109,059  125,698  120,018  125,729  145,087  160,725  155,718  124,866
-----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit value at
beginning of period            $1.02    $0.88    $0.74    $1.13    $0.97    $1.00       --       --       --       --
Accumulation unit value at
end of period                  $0.89    $1.02    $0.88    $0.74    $1.13    $0.97       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          38,081   37,446   39,767   30,400   17,045   51,380       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at
beginning of period            $1.17    $1.08    $0.75    $1.04    $1.03    $1.00       --       --       --       --
Accumulation unit value at
end of period                  $1.19    $1.17    $1.08    $0.75    $1.04    $1.03       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          74,599   74,514  162,181  119,741  111,086  103,830       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at
beginning of period            $1.07    $0.92    $0.68    $1.20    $1.03    $1.00       --       --       --       --
Accumulation unit value at
end of period                  $1.03    $1.07    $0.92    $0.68    $1.20    $1.03       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)         162,922  192,769  269,589  398,515  294,643  244,121       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (9/15/1999)
Accumulation unit value at
beginning of period            $1.06    $0.93    $0.74    $1.28    $1.15    $1.03    $0.96    $0.92    $0.75    $0.90
Accumulation unit value at
end of period                  $1.07    $1.06    $0.93    $0.74    $1.28    $1.15    $1.03    $0.96    $0.92    $0.75
Number of accumulation
units outstanding at end of
period (000 omitted)          28,379   37,384   48,395   58,690   78,090   92,368  107,380  122,387  119,334  108,027
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at
beginning of period            $1.16    $1.02    $0.81    $1.40    $1.26    $1.13    $1.06    $1.01    $0.82    $1.00
Accumulation unit value at
end of period                  $1.17    $1.16    $1.02    $0.81    $1.40    $1.26    $1.13    $1.06    $1.01    $0.82
Number of accumulation
units outstanding at end of
period (000 omitted)          65,028   77,301   92,559  113,690  148,743  173,861  189,109  187,351  119,284   48,686
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (9/15/1999)
Accumulation unit value at
beginning of period            $3.85    $3.02    $2.17    $3.61    $3.15    $2.82    $2.41    $1.94    $1.41    $1.58
Accumulation unit value at
end of period                  $3.41    $3.85    $3.02    $2.17    $3.61    $3.15    $2.82    $2.41    $1.94    $1.41
Number of accumulation
units outstanding at end of
period (000 omitted)          20,066   27,026   35,956   44,234   56,323   67,426   72,759   73,206   67,863   63,268
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at
beginning of period            $2.50    $1.96    $1.41    $2.36    $2.06    $1.85    $1.58    $1.27    $0.93    $1.04
Accumulation unit value at
end of period                  $2.21    $2.50    $1.96    $1.41    $2.36    $2.06    $1.85    $1.58    $1.27    $0.93
Number of accumulation
units outstanding at end of
period (000 omitted)         109,162  132,015  187,652  236,346  264,423  290,678  260,492  188,565  109,647   50,458
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (9/15/1999)
Accumulation unit value at
beginning of period            $1.23    $1.10    $0.87    $1.57    $1.35    $1.15    $0.97    $0.86    $0.61    $0.77
Accumulation unit value at
end of period                  $1.01    $1.23    $1.10    $0.87    $1.57    $1.35    $1.15    $0.97    $0.86    $0.61
Number of accumulation
units outstanding at end of
period (000 omitted)          11,310   15,374   20,415   25,280   33,656   38,789   40,988   42,151   31,628   28,991
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at
beginning of period            $1.49    $1.33    $1.06    $1.91    $1.64    $1.40    $1.19    $1.06    $0.75    $0.95
Accumulation unit value at
end of period                  $1.22    $1.49    $1.33    $1.06    $1.91    $1.64    $1.40    $1.19    $1.06    $0.75
Number of accumulation
units outstanding at end of
period (000 omitted)          30,682   36,566   43,314   53,513   66,434   74,339   70,878   66,935   31,322   13,157
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (9/15/1999)
Accumulation unit value at
beginning of period            $2.06    $1.71    $1.45    $2.53    $3.23    $2.70    $2.39    $1.83    $1.36    $1.34
Accumulation unit value at
end of period                  $1.93    $2.06    $1.71    $1.45    $2.53    $3.23    $2.70    $2.39    $1.83    $1.36
Number of accumulation
units outstanding at end of
period (000 omitted)          36,714   42,372   50,767   62,873   93,100  128,540  139,618  120,456   87,330   59,317
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/15/1999)
Accumulation unit value at
beginning of period            $2.58    $2.02    $1.58    $2.38    $2.45    $2.11    $1.96    $1.59    $1.21    $1.35
Accumulation unit value at
end of period                  $2.46    $2.58    $2.02    $1.58    $2.38    $2.45    $2.11    $1.96    $1.59    $1.21
Number of accumulation
units outstanding at end of
period (000 omitted)          28,384   34,971   42,025   52,033   66,946   78,886   78,073   59,293   43,978   29,743
-----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (8/13/2001)
Accumulation unit value at
beginning of period            $1.34    $1.21    $0.97    $1.55    $1.51    $1.29    $1.17    $1.05    $0.85    $0.97
Accumulation unit value at
end of period                  $1.32    $1.34    $1.21    $0.97    $1.55    $1.51    $1.29    $1.17    $1.05    $0.85
Number of accumulation
units outstanding at end of
period (000 omitted)          41,319   50,331   57,678   68,255   94,998   90,391   69,986   45,710   26,370   10,942
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at
beginning of period            $2.80    $2.26    $1.71    $2.73    $2.67    $2.31    $2.07    $1.65    $1.30    $1.37
Accumulation unit value at
end of period                  $2.60    $2.80    $2.26    $1.71    $2.73    $2.67    $2.31    $2.07    $1.65    $1.30
Number of accumulation
units outstanding at end of
period (000 omitted)          52,628   64,121   78,043   97,291  139,637  163,687  174,918  115,616   83,015   56,079
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at
beginning of period            $1.75    $1.35    $1.07    $1.63    $1.97    $1.76    $1.68    $1.45    $1.00    $1.19
Accumulation unit value at
end of period                  $1.74    $1.75    $1.35    $1.07    $1.63    $1.97    $1.76    $1.68    $1.45    $1.00
Number of accumulation
units outstanding at end of
period (000 omitted)           2,476    3,153    3,757    4,574    6,389    8,977   10,823   12,173   13,511   14,285
-----------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    15

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,           2011     2010     2009     2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at
beginning of period            $0.96    $0.85    $0.71    $1.14    $1.16    $1.04    $0.98    $0.86    $0.67    $0.86
Accumulation unit value at
end of period                  $0.99    $0.96    $0.85    $0.71    $1.14    $1.16    $1.04    $0.98    $0.86    $0.67
Number of accumulation
units outstanding at end of
period (000 omitted)          73,864   90,486  108,298  131,282  187,585  231,223  248,935  128,074   83,166   71,820
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (9/15/1999)
Accumulation unit value at
beginning of period            $0.90    $0.79    $0.65    $1.15    $1.03    $0.98    $0.90    $0.85    $0.66    $0.88
Accumulation unit value at
end of period                  $0.82    $0.90    $0.79    $0.65    $1.15    $1.03    $0.98    $0.90    $0.85    $0.66
Number of accumulation
units outstanding at end of
period (000 omitted)          10,318   13,323   17,247   21,777   30,209   38,671   42,185   44,154   44,599   46,932
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at
beginning of period            $0.97    $0.85    $0.71    $1.25    $1.12    $1.07    $0.99    $0.94    $0.73    $0.98
Accumulation unit value at
end of period                  $0.89    $0.97    $0.85    $0.71    $1.25    $1.12    $1.07    $0.99    $0.94    $0.73
Number of accumulation
units outstanding at end of
period (000 omitted)          50,789   59,537   67,782   76,677   90,475  109,952  134,591   39,117   20,015   11,313
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (9/15/1999)
Accumulation unit value at
beginning of period            $1.82    $1.55    $1.09    $2.08    $1.89    $1.64    $1.50    $1.31    $0.98    $1.25
Accumulation unit value at
end of period                  $1.68    $1.82    $1.55    $1.09    $2.08    $1.89    $1.64    $1.50    $1.31    $0.98
Number of accumulation
units outstanding at end of
period (000 omitted)           5,665    5,046    6,556    8,210   11,683   13,834   16,329   18,834   19,915   21,745
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at
beginning of period            $1.40    $1.19    $0.84    $1.61    $1.47    $1.27    $1.17    $1.02    $0.76    $0.98
Accumulation unit value at
end of period                  $1.29    $1.40    $1.19    $0.84    $1.61    $1.47    $1.27    $1.17    $1.02    $0.76
Number of accumulation
units outstanding at end of
period (000 omitted)           8,525   10,525   13,229   16,534   23,253   25,868   24,349   20,043   10,924    6,981
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (4/29/2011)
Accumulation unit value at
beginning of period            $1.00       --       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $0.92       --       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           7,943       --       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at
beginning of period            $1.06    $1.01    $0.80    $1.13    $1.02    $1.00       --       --       --       --
Accumulation unit value at
end of period                  $1.09    $1.06    $1.01    $0.80    $1.13    $1.02       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           7,312    7,456    8,089    8,014    5,881   33,923       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/1/2005)
Accumulation unit value at
beginning of period            $1.39    $1.24    $0.93    $1.57    $1.39    $1.09    $1.00       --       --       --
Accumulation unit value at
end of period                  $1.28    $1.39    $1.24    $0.93    $1.57    $1.39    $1.09       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          30,304   36,189  128,526   99,290   48,018    1,744      127       --       --       --
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at
beginning of period            $0.88    $0.73    $0.47    $0.85    $0.80    $0.73    $0.72    $0.69    $0.48    $0.91
Accumulation unit value at
end of period                  $0.83    $0.88    $0.73    $0.47    $0.85    $0.80    $0.73    $0.72    $0.69    $0.48
Number of accumulation
units outstanding at end of
period (000 omitted)          19,212   21,966   21,730   19,001   21,716   25,440   31,926   14,454    7,882    3,769
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (2/4/2004)
Accumulation unit value at
beginning of period            $1.24    $1.08    $0.85    $1.33    $1.37    $1.19    $1.15    $1.00       --       --
Accumulation unit value at
end of period                  $1.20    $1.24    $1.08    $0.85    $1.33    $1.37    $1.19    $1.15       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          86,061  100,324  178,986  227,595  224,730  258,223  203,272   36,974       --       --
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at
beginning of period            $0.72    $0.58    $0.41    $0.73    $0.60    $0.54    $0.48    $0.40    $0.30    $0.42
Accumulation unit value at
end of period                  $0.71    $0.72    $0.58    $0.41    $0.73    $0.60    $0.54    $0.48    $0.40    $0.30
Number of accumulation
units outstanding at end of
period (000 omitted)          13,345   16,104   19,522   23,257   27,632   29,699   34,555   40,872   48,862   52,428
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at
beginning of period            $0.55    $0.45    $0.29    $0.52    $0.43    $0.40    $0.36    $0.36    $0.25    $0.43
Accumulation unit value at
end of period                  $0.50    $0.55    $0.45    $0.29    $0.52    $0.43    $0.40    $0.36    $0.36    $0.25
Number of accumulation
units outstanding at end of
period (000 omitted)          21,201   27,036   27,957   23,828   28,860   30,606   32,606   37,258   40,520   37,200
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at
beginning of period            $0.97    $0.85    $0.63    $1.06    $1.00       --       --       --       --       --
Accumulation unit value at
end of period                  $0.91    $0.97    $0.85    $0.63    $1.06       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          22,462   31,752  305,123  238,472  154,650       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at
beginning of period            $1.78    $1.44    $0.81    $1.71    $1.34    $0.92    $0.70    $0.60    $0.45    $0.61
Accumulation unit value at
end of period                  $1.20    $1.78    $1.44    $0.81    $1.71    $1.34    $0.92    $0.70    $0.60    $0.45
Number of accumulation
units outstanding at end of
period (000 omitted)          40,311   55,565   61,696   69,375   80,158   77,239   72,832   75,760   81,742   81,189
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (4/27/2007)
Accumulation unit value at
beginning of period            $1.06    $0.85    $0.60    $1.02    $1.00       --       --       --       --       --
Accumulation unit value at
end of period                  $1.06    $1.06    $0.85    $0.60    $1.02       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           1,187    1,271    1,551    1,524    1,080       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------



 16    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,           2011     2010     2009     2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at
beginning of period            $0.74    $0.67    $0.48    $0.77    $0.70    $0.66    $0.64    $0.59    $0.48    $0.68
Accumulation unit value at
end of period                  $0.74    $0.74    $0.67    $0.48    $0.77    $0.70    $0.66    $0.64    $0.59    $0.48
Number of accumulation
units outstanding at end of
period (000 omitted)          47,281   57,389   67,421   63,755   80,158  100,533  117,493  108,239   91,666   69,576
-----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at
beginning of period            $1.32    $0.98    $0.61    $1.01    $0.99    $0.89    $0.85    $0.81    $0.61    $0.90
Accumulation unit value at
end of period                  $1.17    $1.32    $0.98    $0.61    $1.01    $0.99    $0.89    $0.85    $0.81    $0.61
Number of accumulation
units outstanding at end of
period (000 omitted)          25,583   25,934   28,887   32,039   42,261   51,188   62,995   77,406   74,690   59,272
-----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at
beginning of period            $2.07    $1.83    $1.39    $2.25    $1.78    $1.37    $1.18    $0.92    $0.68    $0.89
Accumulation unit value at
end of period                  $2.18    $2.07    $1.83    $1.39    $2.25    $1.78    $1.37    $1.18    $0.92    $0.68
Number of accumulation
units outstanding at end of
period (000 omitted)          46,187   47,357   56,324   67,989   78,212   71,164   55,870   28,362   18,051   10,543
-----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at
beginning of period            $1.05    $0.86    $0.61    $1.11    $1.23    $1.00       --       --       --       --
Accumulation unit value at
end of period                  $0.93    $1.05    $0.86    $0.61    $1.11    $1.23       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          22,051   25,144   67,174   88,969   51,109   51,499       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at
beginning of period            $1.30    $0.99    $0.64    $1.20    $0.99    $1.00       --       --       --       --
Accumulation unit value at
end of period                  $1.20    $1.30    $0.99    $0.64    $1.20    $0.99       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          18,214   17,947   18,479   17,546   14,940   37,273       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at
beginning of period            $0.92    $0.76    $0.57    $1.07    $1.04    $1.00       --       --       --       --
Accumulation unit value at
end of period                  $0.80    $0.92    $0.76    $0.57    $1.07    $1.04       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           8,478    9,073   75,726   78,811   64,614   57,067       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at
beginning of period            $1.51    $1.31    $0.95    $1.60    $1.52    $1.31    $1.16    $1.00       --       --
Accumulation unit value at
end of period                  $1.37    $1.51    $1.31    $0.95    $1.60    $1.52    $1.31    $1.16       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          26,339   29,183   31,543   36,705   48,173   51,514   33,811   11,540       --       --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at
beginning of period            $1.43    $1.25    $1.07    $1.26    $1.16    $1.09    $1.07    $1.00       --       --
Accumulation unit value at
end of period                  $1.43    $1.43    $1.25    $1.07    $1.26    $1.16    $1.09    $1.07       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)         225,204  265,863  519,119  569,070  536,032  339,587  150,945   22,945       --       --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at
beginning of period            $1.43    $1.17    $0.86    $1.40    $1.43    $1.26    $1.15    $1.00       --       --
Accumulation unit value at
end of period                  $1.38    $1.43    $1.17    $0.86    $1.40    $1.43    $1.26    $1.15       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          16,342   19,999   23,658   27,205   34,265   34,462   18,592    7,652       --       --
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at
beginning of period            $1.26    $1.13    $0.93    $1.12    $1.04    $1.00       --       --       --       --
Accumulation unit value at
end of period                  $1.28    $1.26    $1.13    $0.93    $1.12    $1.04       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          69,382   75,522  218,702  228,912  161,214  154,199       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at
beginning of period            $1.15    $1.13    $0.90    $1.10    $1.11    $1.09    $0.97    $0.91    $0.78    $0.98
Accumulation unit value at
end of period                  $1.13    $1.15    $1.13    $0.90    $1.10    $1.11    $1.09    $0.97    $0.91    $0.78
Number of accumulation
units outstanding at end of
period (000 omitted)           9,058   10,511   12,725   15,248   19,770   25,848   27,299   21,518   18,023   11,416
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at
beginning of period            $1.32    $1.21    $0.98    $1.75    $1.63    $1.29    $1.15    $1.00    $0.78    $0.96
Accumulation unit value at
end of period                  $1.09    $1.32    $1.21    $0.98    $1.75    $1.63    $1.29    $1.15    $1.00    $0.78
Number of accumulation
units outstanding at end of
period (000 omitted)          11,088   13,460   16,372   20,502   29,411   34,316   37,980   40,598   38,012   20,773
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at
beginning of period            $1.13    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.07    $1.13       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          14,126   17,030       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (9/15/1999)
Accumulation unit value at
beginning of period            $3.95    $3.07    $1.95    $3.47    $3.36    $2.80    $2.53    $2.24    $1.51    $1.75
Accumulation unit value at
end of period                  $3.45    $3.95    $3.07    $1.95    $3.47    $3.36    $2.80    $2.53    $2.24    $1.51
Number of accumulation
units outstanding at end of
period (000 omitted)           6,206    8,319   10,284   12,388   16,842   20,156   22,799   26,803   26,590   25,593
-----------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (9/21/1999)
Accumulation unit value at
beginning of period            $2.86    $2.53    $1.75    $3.14    $3.32    $2.89    $2.54    $2.13    $1.51    $1.70
Accumulation unit value at
end of period                  $2.24    $2.86    $2.53    $1.75    $3.14    $3.32    $2.89    $2.54    $2.13    $1.51
Number of accumulation
units outstanding at end of
period (000 omitted)           7,101    9,979   12,740   16,209   23,692   28,765   31,916   32,334   31,927   31,335
-----------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    17

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,           2011     2010     2009     2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at
beginning of period            $1.12    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.08    $1.12       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          57,559   22,643       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at
beginning of period            $1.12    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.08    $1.12       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)         258,558  287,015       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at
beginning of period            $1.05    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.07    $1.05       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          81,730   19,114       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at
beginning of period            $1.05    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.07    $1.05       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)         212,474  171,495       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2006)
Accumulation unit value at
beginning of period            $0.98    $0.89    $0.68    $1.12    $1.09    $1.00       --       --       --       --
Accumulation unit value at
end of period                  $0.94    $0.98    $0.89    $0.68    $1.12    $1.09       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          18,111   24,428  303,537  183,635  117,605  123,150       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit value at
beginning of period            $1.40    $1.16    $0.85    $1.36    $1.29    $1.12    $1.12    $1.00       --       --
Accumulation unit value at
end of period                  $1.30    $1.40    $1.16    $0.85    $1.36    $1.29    $1.12    $1.12       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           4,276    4,535    5,203    6,409    9,188    9,786   10,247    4,730       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at
beginning of period            $1.10    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.09    $1.10       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)         318,883  150,412       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at
beginning of period            $1.10    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.09    $1.10       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of  1,448,-  1,625,-
period (000 omitted)             513      658       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at
beginning of period            $1.11    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.09    $1.11       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)         181,157   85,099       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at
beginning of period            $1.11    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.09    $1.11       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of           1,122,-
period (000 omitted)         998,828      490       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at
beginning of period            $1.07    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.08    $1.07       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)         149,512   53,054       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at
beginning of period            $1.07    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.08    $1.07       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)         439,108  454,692       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (8/14/2001)
Accumulation unit value at
beginning of period            $2.05    $1.66    $1.22    $1.80    $1.91    $1.60    $1.52    $1.28    $0.93    $1.07
Accumulation unit value at
end of period                  $1.94    $2.05    $1.66    $1.22    $1.80    $1.91    $1.60    $1.52    $1.28    $0.93
Number of accumulation
units outstanding at end of
period (000 omitted)          39,424   48,893  149,191  156,845  148,793  126,637  127,559   90,541   67,609   43,199
-----------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (9/15/1999)
Accumulation unit value at
beginning of period            $2.61    $2.11    $1.42    $2.62    $2.27    $1.67    $1.38    $1.07    $0.72    $0.85
Accumulation unit value at
end of period                  $2.21    $2.61    $2.11    $1.42    $2.62    $2.27    $1.67    $1.38    $1.07    $0.72
Number of accumulation
units outstanding at end of
period (000 omitted)          66,511   80,435  131,326  142,736  164,570  186,862  170,230  104,567   66,022   43,554
-----------------------------------------------------------------------------------------------------------------------
WANGER USA (9/15/1999)
Accumulation unit value at
beginning of period            $2.05    $1.67    $1.18    $1.98    $1.89    $1.77    $1.60    $1.36    $0.96    $1.16
Accumulation unit value at
end of period                  $1.96    $2.05    $1.67    $1.18    $1.98    $1.89    $1.77    $1.60    $1.36    $0.96
Number of accumulation
units outstanding at end of
period (000 omitted)          84,309  102,578  155,213  176,483  212,646  235,960  241,623  184,961  129,824   78,311
-----------------------------------------------------------------------------------------------------------------------



 18    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,           2011     2010     2009     2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (5/1/2001)
Accumulation unit value at
beginning of period            $1.24    $1.10    $0.96    $1.37    $1.28    $1.15    $1.10    $1.02    $0.84    $0.97
Accumulation unit value at
end of period                  $1.31    $1.24    $1.10    $0.96    $1.37    $1.28    $1.15    $1.10    $1.02    $0.84
Number of accumulation
units outstanding at end of
period (000 omitted)          12,268   15,176   19,120   25,423   37,314   40,046   43,629   41,656   30,948   14,864
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (2/4/2004)
Accumulation unit value at
beginning of period            $1.41    $1.22    $1.06    $1.83    $1.61    $1.32    $1.15    $1.00       --       --
Accumulation unit value at
end of period                  $1.21    $1.41    $1.22    $1.06    $1.83    $1.61    $1.32    $1.15       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          16,786   20,616  113,414   12,645   16,521   19,055   15,273    4,245       --       --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (8/13/2001)
Accumulation unit value at
beginning of period            $1.54    $1.26    $0.86    $1.44    $1.36    $1.22    $1.14    $0.97    $0.72    $0.99
Accumulation unit value at
end of period                  $1.45    $1.54    $1.26    $0.86    $1.44    $1.36    $1.22    $1.14    $0.97    $0.72
Number of accumulation
units outstanding at end of
period (000 omitted)          21,795   16,904   19,019   22,799   30,772   36,471   41,049   43,145   38,865   25,397
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (5/1/2001)
Accumulation unit value at
beginning of period            $1.48    $1.18    $0.78    $1.34    $1.18    $0.97    $0.92    $0.81    $0.58    $0.94
Accumulation unit value at
end of period                  $1.40    $1.48    $1.18    $0.78    $1.34    $1.18    $0.97    $0.92    $0.81    $0.58
Number of accumulation
units outstanding at end of
period (000 omitted)          20,502   28,351   31,042   29,488   35,670   25,726   19,618   22,185   19,289    9,992
-----------------------------------------------------------------------------------------------------------------------






                                          RIVERSOURCE VARIABLE ACCOUNT 10    19

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                       2011       2010      2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period             $1.28      $1.09    $0.71    $1.37    $1.15    $1.00
Accumulation unit value at end of period                   $0.97      $1.28    $1.09    $0.71    $1.37    $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                       2,365      2,971    3,313    1,964    1,519    6,467
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period             $0.96      $0.86    $0.72    $1.22    $1.17    $1.00
Accumulation unit value at end of period                   $1.01      $0.96    $0.86    $0.72    $1.22    $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                       5,814      5,889    6,136    5,992    7,074    1,936
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period             $0.83      $0.80    $0.60    $1.30    $1.24    $1.00
Accumulation unit value at end of period                   $0.66      $0.83    $0.80    $0.60    $1.30    $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                      25,453     30,081  130,094  295,091  140,364   33,087
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period             $1.09      $1.00    $0.74    $1.23    $1.10    $1.00
Accumulation unit value at end of period                   $1.05      $1.09    $1.00    $0.74    $1.23    $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,920      1,769    1,603    1,325    1,295      346
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period             $1.27      $1.08    $0.84    $1.12    $1.16    $1.00
Accumulation unit value at end of period                   $1.25      $1.27    $1.08    $0.84    $1.12    $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                       6,599      6,746   71,544   74,527   79,523      987
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/26/2006)
Accumulation unit value at beginning of period             $1.10      $0.96    $0.72    $1.25    $1.04    $1.00
Accumulation unit value at end of period                   $1.10      $1.10    $0.96    $0.72    $1.25    $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                       3,488      3,552    3,365    3,395    2,725   36,949
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period             $1.05      $0.94    $0.79    $1.09    $1.16    $1.00
Accumulation unit value at end of period                   $1.05      $1.05    $0.94    $0.79    $1.09    $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                      14,358     12,846   12,296   10,333   11,609    3,143
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period             $1.09      $0.97    $0.79    $1.14    $1.13    $1.00
Accumulation unit value at end of period                   $1.10      $1.09    $0.97    $0.79    $1.14    $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                       7,342      8,118    9,918    2,682    3,274      829
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.00      $1.00       --       --       --       --
Accumulation unit value at end of period                   $0.99      $1.00       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                       2,071      1,047       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period             $1.06      $1.07    $1.07    $1.06    $1.02    $1.00
Accumulation unit value at end of period                   $1.05      $1.06    $1.07    $1.07    $1.06    $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                      32,019     38,057   56,313   97,399   60,832   34,337
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.02      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.07      $1.02       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                       2,062      1,102       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period             $1.24      $1.16    $1.02    $1.10    $1.05    $1.00
Accumulation unit value at end of period                   $1.31      $1.24    $1.16    $1.02    $1.10    $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                      58,892     63,231  972,289  788,507  586,913  145,290
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.21      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.14      $1.21       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                         824        316       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period             $1.04      $0.90    $0.71    $1.21    $1.13    $1.00
Accumulation unit value at end of period                   $0.98      $1.04    $0.90    $0.71    $1.21    $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                      58,110     66,039  784,644  581,359  300,203   93,936
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.21      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.26      $1.21       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                          80         --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------



 20    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                       2011       2010      2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period             $0.97      $0.83    $0.68    $1.18    $1.15    $1.00
Accumulation unit value at end of period                   $1.01      $0.97    $0.83    $0.68    $1.18    $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,867      1,258    1,264    1,237    1,353      461
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.22      $1.00       --       --       --       --
Accumulation unit value at end of period                   $0.95      $1.22       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,374        398       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period             $1.73      $1.46    $0.84    $1.84    $1.34    $1.00
Accumulation unit value at end of period                   $1.36      $1.73    $1.46    $0.84    $1.84    $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                      17,567     19,363   96,670  170,447   72,075   18,150
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.04      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.08      $1.04       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                         865        406       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period             $1.30      $1.23    $1.11    $1.12    $1.05    $1.00
Accumulation unit value at end of period                   $1.35      $1.30    $1.23    $1.11    $1.12    $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                      19,772     21,158  313,653  259,518  199,962   41,689
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.02      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.11      $1.02       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,140        163       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period             $1.20      $1.16    $1.10    $1.11    $1.03    $1.00
Accumulation unit value at end of period                   $1.31      $1.20    $1.16    $1.10    $1.11    $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                      18,865     19,071  489,118  159,105  125,450   53,228
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (6/26/2006)
Accumulation unit value at beginning of period             $1.29      $1.16    $0.82    $1.09    $1.08    $1.00
Accumulation unit value at end of period                   $1.36      $1.29    $1.16    $0.82    $1.09    $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                      10,620     10,905   10,915    8,519    8,110    2,469
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.08      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.13      $1.08       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,786        859       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period             $1.39      $1.23    $0.81    $1.09    $1.08    $1.00
Accumulation unit value at end of period                   $1.46      $1.39    $1.23    $0.81    $1.09    $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                      16,330     17,925   18,658   13,874   16,917    6,215
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.07      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.13      $1.07       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                         505        123       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period             $1.39      $1.24    $0.88    $1.09    $1.07    $1.00
Accumulation unit value at end of period                   $1.46      $1.39    $1.24    $0.88    $1.09    $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                      14,836     15,925  425,767  209,056  151,929   49,975
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.19      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.04      $1.19       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                         349        138       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period             $1.11      $0.98    $0.78    $1.32    $1.18    $1.00
Accumulation unit value at end of period                   $0.96      $1.11    $0.98    $0.78    $1.32    $1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                       3,977      4,182    4,460    3,440    3,482    1,285
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.21      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.16      $1.21       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                         401         75       --       --       --       --
-------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    21

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                       2011       2010      2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period             $1.01      $0.87    $0.64    $1.16    $1.14    $1.00
Accumulation unit value at end of period                   $0.97      $1.01    $0.87    $0.64    $1.16    $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                       3,901      4,320    4,123    3,524    4,502    1,470
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.01      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.02      $1.01       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                         457        299       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (6/26/2006)
Accumulation unit value at beginning of period             $1.16      $0.96    $0.77    $1.28    $1.09    $1.00
Accumulation unit value at end of period                   $1.12      $1.16    $0.96    $0.77    $1.28    $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                      26,127     29,159  626,487  391,002  205,091   48,403
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (6/26/2006)
Accumulation unit value at beginning of period             $1.13      $1.00    $0.73    $1.43    $1.20    $1.00
Accumulation unit value at end of period                   $0.94      $1.13    $1.00    $0.73    $1.43    $1.20
Number of accumulation units outstanding at end of
period (000 omitted)                                       8,041      9,469   10,385   10,806    7,134   23,001
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.27      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.07      $1.27       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                          91         12       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period             $1.32      $1.05    $0.65    $1.19    $1.05    $1.00
Accumulation unit value at end of period                   $1.11      $1.32    $1.05    $0.65    $1.19    $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                       3,411      3,871    3,392    1,407    1,461      338
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.26      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.15      $1.26       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                         222         75       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period             $1.11      $0.91    $0.65    $1.20    $1.09    $1.00
Accumulation unit value at end of period                   $1.00      $1.11    $0.91    $0.65    $1.20    $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                      14,876     17,892   66,735   94,511   58,370   50,393
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period             $1.06      $0.93    $0.74    $1.19    $1.14    $1.00
Accumulation unit value at end of period                   $1.06      $1.06    $0.93    $0.74    $1.19    $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                       6,657      6,003    5,694    4,520    3,380    1,079
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.20      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.17      $1.20       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                         197         23       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period             $1.03      $0.86    $0.69    $1.15    $1.16    $1.00
Accumulation unit value at end of period                   $1.00      $1.03    $0.86    $0.69    $1.15    $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                       2,007      1,680      915      794      881      285
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.27      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.15      $1.27       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                          67         17       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period             $1.11      $0.88    $0.63    $1.04    $1.10    $1.00
Accumulation unit value at end of period                   $1.00      $1.11    $0.88    $0.63    $1.04    $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                       2,236      1,954    1,459    1,213    1,104      397
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.00      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.01      $1.00       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                         466        271       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period             $1.11      $1.09    $1.04    $1.08    $1.03    $1.00
Accumulation unit value at end of period                   $1.12      $1.11    $1.09    $1.04    $1.08    $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                      18,934     22,090   19,314   18,319    9,945    2,091
-------------------------------------------------------------------------------------------------------------------



 22    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                       2011       2010      2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (4/29/2011)
Accumulation unit value at beginning of period             $1.00         --       --       --       --       --
Accumulation unit value at end of period                   $0.95         --       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,305         --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (6/26/2006)
Accumulation unit value at beginning of period             $1.07      $0.92    $0.78    $1.18    $1.02    $1.00
Accumulation unit value at end of period                   $0.92      $1.07    $0.92    $0.78    $1.18    $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                      10,196      8,793    8,768    6,606    4,051   23,928
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period             $1.06      $0.97    $0.78    $1.37    $1.18    $1.00
Accumulation unit value at end of period                   $0.89      $1.06    $0.97    $0.78    $1.37    $1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                       2,417      2,788    3,106    3,075    2,094      733
-------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (6/26/2006)
Accumulation unit value at beginning of period             $1.16      $1.07    $0.75    $1.03    $1.03    $1.00
Accumulation unit value at end of period                   $1.18      $1.16    $1.07    $0.75    $1.03    $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                      23,748     23,794  261,015  165,981  112,633   46,638
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period             $1.13      $0.97    $0.73    $1.28    $1.10    $1.00
Accumulation unit value at end of period                   $1.09      $1.13    $0.97    $0.73    $1.28    $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                      50,040     52,513  180,001  379,751  246,455   94,738
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period             $1.32      $1.04    $0.75    $1.25    $1.09    $1.00
Accumulation unit value at end of period                   $1.17      $1.32    $1.04    $0.75    $1.25    $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                      41,822     44,384  199,837  248,092  127,339   36,125
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period             $1.05      $0.94    $0.75    $1.35    $1.16    $1.00
Accumulation unit value at end of period                   $0.86      $1.05    $0.94    $0.75    $1.35    $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                       8,862      9,733   10,921   10,113    8,721    2,653
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period             $0.77      $0.64    $0.55    $0.95    $1.22    $1.00
Accumulation unit value at end of period                   $0.72      $0.77    $0.64    $0.55    $0.95    $1.22
Number of accumulation units outstanding at end of
period (000 omitted)                                      12,544     12,512   13,465   13,508   15,015    6,443
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period             $1.14      $0.90    $0.70    $1.06    $1.09    $1.00
Accumulation unit value at end of period                   $1.09      $1.14    $0.90    $0.70    $1.06    $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                      12,614     12,529   13,709   12,625   11,602    4,228
-------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period             $1.01      $0.91    $0.73    $1.17    $1.14    $1.00
Accumulation unit value at end of period                   $0.99      $1.01    $0.91    $0.73    $1.17    $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                      16,523     16,807   17,365   17,652   20,093    5,798
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (6/26/2006)
Accumulation unit value at beginning of period             $0.92      $0.83    $0.69    $1.10    $1.13    $1.00
Accumulation unit value at end of period                   $0.95      $0.92    $0.83    $0.69    $1.10    $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                       6,322      6,259    7,238    7,321    9,453    4,040
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period             $0.94      $0.82    $0.69    $1.20    $1.09    $1.00
Accumulation unit value at end of period                   $0.85      $0.94    $0.82    $0.69    $1.20    $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       2,426      2,757    3,103    2,879    2,330    1,060
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period             $1.05      $0.89    $0.63    $1.21    $1.10    $1.00
Accumulation unit value at end of period                   $0.96      $1.05    $0.89    $0.63    $1.21    $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,751      2,013    2,424    2,546    2,798      719
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES II SHARES (4/29/2011)
Accumulation unit value at beginning of period             $1.00         --       --       --       --       --
Accumulation unit value at end of period                   $0.92         --       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                       3,425         --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period             $1.11      $1.07    $0.85    $1.20    $1.09    $1.00
Accumulation unit value at end of period                   $1.15      $1.11    $1.07    $0.85    $1.20    $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       3,626      3,184    3,258    3,220    2,213   16,983
-------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    23

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                       2011       2010      2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period             $1.24      $1.11    $0.83    $1.40    $1.24    $1.00
Accumulation unit value at end of period                   $1.14      $1.24    $1.11    $0.83    $1.40    $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                      10,765     11,342  238,183  191,749   79,002      607
-------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period             $1.02      $0.89    $0.70    $1.10    $1.13    $1.00
Accumulation unit value at end of period                   $0.99      $1.02    $0.89    $0.70    $1.10    $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                      14,753     16,418  201,934  251,843  151,420   67,895
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of period             $0.97      $0.85    $0.63    $1.06    $1.00       --
Accumulation unit value at end of period                   $0.90      $0.97    $0.85    $0.63    $1.06       --
Number of accumulation units outstanding at end of
period (000 omitted)                                      13,258     15,295  639,872  430,107  255,815       --
-------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (4/27/2007)
Accumulation unit value at beginning of period             $1.05      $0.85    $0.60    $1.02    $1.00       --
Accumulation unit value at end of period                   $1.06      $1.05    $0.85    $0.60    $1.02       --
Number of accumulation units outstanding at end of
period (000 omitted)                                       2,205      2,132    2,226    1,683      864       --
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period             $1.16      $1.04    $0.76    $1.21    $1.10    $1.00
Accumulation unit value at end of period                   $1.15      $1.16    $1.04    $0.76    $1.21    $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                       2,987      2,801    2,648    1,141      650      320
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period             $1.44      $1.28    $0.97    $1.57    $1.24    $1.00
Accumulation unit value at end of period                   $1.52      $1.44    $1.28    $0.97    $1.57    $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                      17,962     16,579   17,912   18,559   16,501    4,446
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period             $1.09      $0.90    $0.64    $1.17    $1.29    $1.00
Accumulation unit value at end of period                   $0.98      $1.09    $0.90    $0.64    $1.17    $1.29
Number of accumulation units outstanding at end of
period (000 omitted)                                       8,256      8,650   96,054  117,566   42,226   21,964
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period             $1.42      $1.08    $0.69    $1.31    $1.08    $1.00
Accumulation unit value at end of period                   $1.31      $1.42    $1.08    $0.69    $1.31    $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                       6,756      6,158    5,604    4,975    4,591   17,766
-------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period             $1.03      $0.85    $0.64    $1.20    $1.17    $1.00
Accumulation unit value at end of period                   $0.90      $1.03    $0.85    $0.64    $1.20    $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                       3,961      4,163  137,644  119,726   86,117   26,194
-------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period             $1.15      $0.95    $0.73    $1.21    $1.14    $1.00
Accumulation unit value at end of period                   $1.11      $1.15    $0.95    $0.73    $1.21    $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,392      1,455    1,127      833      629      164
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period             $1.15      $1.00    $0.73    $1.23    $1.17    $1.00
Accumulation unit value at end of period                   $1.04      $1.15    $1.00    $0.73    $1.23    $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                       8,569      8,021    7,911    7,145    6,835    2,542
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period             $1.33      $1.17    $1.00    $1.17    $1.08    $1.00
Accumulation unit value at end of period                   $1.33      $1.33    $1.17    $1.00    $1.17    $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                      60,624     65,085  577,448  420,661  316,103   64,310
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period             $1.10      $0.90    $0.66    $1.08    $1.10    $1.00
Accumulation unit value at end of period                   $1.06      $1.10    $0.90    $0.66    $1.08    $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                       6,884      7,403    8,026    7,814    7,765    3,088
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period             $0.97      $0.85    $0.65    $1.12    $1.07    $1.00
Accumulation unit value at end of period                   $0.92      $0.97    $0.85    $0.65    $1.12    $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,883      2,050    2,171    1,604    1,833      138
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (6/26/2006)
Accumulation unit value at beginning of period             $1.29      $1.15    $0.96    $1.15    $1.07    $1.00
Accumulation unit value at end of period                   $1.30      $1.29    $1.15    $0.96    $1.15    $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                      20,990     18,465  351,435  346,275  235,995   82,883
-------------------------------------------------------------------------------------------------------------------



 24    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                       2011       2010      2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period             $1.12      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.08      $1.12       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                     249,264     79,955       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period             $1.12      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.08      $1.12       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                     673,876    709,794       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.00      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.07      $1.00       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                         363        370       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.21      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.19      $1.21       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                          92         64       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.21      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.03      $1.21       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                         924        276       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.29      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.22      $1.29       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                         665        199       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period             $1.05      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.07      $1.05       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                     124,664     37,862       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period             $1.05      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.07      $1.05       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                     517,244    407,564       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.16      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.11      $1.16       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                         219        138       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period             $1.01      $0.91    $0.70    $1.15    $1.12    $1.00
Accumulation unit value at end of period                   $0.97      $1.01    $0.91    $0.70    $1.15    $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                      11,367     12,854  634,379  315,690  173,483   64,829
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.18      $1.00       --       --       --       --
Accumulation unit value at end of period                   $0.94      $1.18       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                         453        143       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.05      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.06      $1.05       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                         975        376       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.23      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.14      $1.23       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                         563        230       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period             $1.19      $0.99    $0.73    $1.16    $1.10    $1.00
Accumulation unit value at end of period                   $1.11      $1.19    $0.99    $0.73    $1.16    $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,610        922      738      671      780      107
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.16      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.07      $1.16       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                         382         65       --       --       --       --
-------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    25

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                       2011       2010      2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.01      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.06      $1.01       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                         695        369       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.19      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.20      $1.19       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                         206         67       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.24      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.20      $1.24       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                         175         52       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.16      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.14      $1.16       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                         147         87       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period             $1.09      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.09      $1.09       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                   1,372,850    543,150       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period             $1.09      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.09      $1.09       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                   3,866,447  4,048,660       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period             $1.11      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.09      $1.11       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                   1,004,346    382,806       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period             $1.11      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.09      $1.11       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                   2,609,307  2,821,858       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period             $1.07      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.08      $1.07       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                     310,373    130,486       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period             $1.07      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.08      $1.07       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                   1,071,873  1,012,023       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.20      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.07      $1.20       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                         707        214       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.17      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.20      $1.17       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                         213         15       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.23      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.22      $1.23       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                         140         11       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.29      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.27      $1.29       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                         120         --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.23      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.17      $1.23       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                         134         73       --       --       --       --
-------------------------------------------------------------------------------------------------------------------



 26    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                       2011       2010      2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period             $1.20      $0.97    $0.72    $1.06    $1.12    $1.00
Accumulation unit value at end of period                   $1.14      $1.20    $0.97    $0.72    $1.06    $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                       9,513     11,214  373,857  309,935  185,435   24,338
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.00      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.05      $1.00       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                         320        184       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.17      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.01      $1.17       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                          82          9       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period             $1.00      $1.00       --       --       --       --
Accumulation unit value at end of period                   $1.02      $1.00       --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                          67         39       --       --       --       --
-------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (6/26/2006)
Accumulation unit value at beginning of period             $1.42      $1.15    $0.77    $1.43    $1.24    $1.00
Accumulation unit value at end of period                   $1.20      $1.42    $1.15    $0.77    $1.43    $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                      24,125     26,504  187,502  120,530   56,104   23,903
-------------------------------------------------------------------------------------------------------------------
WANGER USA (6/26/2006)
Accumulation unit value at beginning of period             $1.16      $0.95    $0.68    $1.13    $1.08    $1.00
Accumulation unit value at end of period                   $1.11      $1.16    $0.95    $0.68    $1.13    $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                      21,342     22,943  153,936  123,418   77,217    9,756
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period             $1.02      $0.89    $0.77    $1.34    $1.17    $1.00
Accumulation unit value at end of period                   $0.88      $1.02    $0.89    $0.77    $1.34    $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                       7,768      8,294  298,706    4,123    4,214    1,467
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period             $1.26      $1.03    $0.70    $1.18    $1.12    $1.00
Accumulation unit value at end of period                   $1.18      $1.26    $1.03    $0.70    $1.18    $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                       5,638      2,066    2,178    1,767    2,129      556
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period             $1.43      $1.14    $0.75    $1.29    $1.15    $1.00
Accumulation unit value at end of period                   $1.35      $1.43    $1.14    $0.75    $1.29    $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                       7,143      8,077    7,416    5,757    5,179    1,212
-------------------------------------------------------------------------------------------------------------------






                                          RIVERSOURCE VARIABLE ACCOUNT 10    27

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,           2011     2010     2009     2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at
beginning of period            $1.25    $1.07    $0.70    $1.35    $1.14    $1.06    $1.00       --       --       --
Accumulation unit value at
end of period                  $0.95    $1.25    $1.07    $0.70    $1.35    $1.14    $1.06       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           1,642    2,571    3,654    2,593    2,415    5,609      801       --       --       --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at
beginning of period            $1.04    $0.93    $0.78    $1.34    $1.29    $1.11    $1.07    $0.97    $0.74    $0.96
Accumulation unit value at
end of period                  $1.10    $1.04    $0.93    $0.78    $1.34    $1.29    $1.11    $1.07    $0.97    $0.74
Number of accumulation
units outstanding at end of
period (000 omitted)          28,840   33,656   41,871   53,105   74,246   84,552   91,924   75,935   54,358   29,770
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at
beginning of period            $1.66    $1.61    $1.21    $2.61    $2.49    $1.86    $1.61    $1.31    $0.92    $0.98
Accumulation unit value at
end of period                  $1.32    $1.66    $1.61    $1.21    $2.61    $2.49    $1.86    $1.61    $1.31    $0.92
Number of accumulation
units outstanding at end of
period (000 omitted)          49,799   63,534   93,058  122,930  135,634  127,479   94,909   44,705   24,114    9,270
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (7/19/2010)
Accumulation unit value at
beginning of period            $1.21    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.16    $1.21       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)              93        2       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS I (9/15/1999)
Accumulation unit value at
beginning of period            $1.21    $1.08    $0.82    $1.49    $1.28    $1.03    $0.92    $0.81    $0.66    $0.83
Accumulation unit value at
end of period                  $1.06    $1.21    $1.08    $0.82    $1.49    $1.28    $1.03    $0.92    $0.81    $0.66
Number of accumulation
units outstanding at end of
period (000 omitted)           6,878    9,446   13,469   17,171   22,876   26,483   30,007   30,595   30,150   31,512
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (8/13/2001)
Accumulation unit value at
beginning of period            $1.34    $1.20    $0.91    $1.66    $1.42    $1.15    $1.03    $0.90    $0.73    $0.93
Accumulation unit value at
end of period                  $1.17    $1.34    $1.20    $0.91    $1.66    $1.42    $1.15    $1.03    $0.90    $0.73
Number of accumulation
units outstanding at end of
period (000 omitted)          10,596   12,837   15,628   19,242   25,059   26,700   27,136   22,031   15,471    8,200
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit value at
beginning of period            $1.02    $0.87    $0.67    $0.90    $1.00       --       --       --       --       --
Accumulation unit value at
end of period                  $1.00    $1.02    $0.87    $0.67    $0.90       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           7,355    8,798   25,355   30,504   28,466       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at
beginning of period            $1.05    $0.91    $0.69    $1.19    $0.99    $1.04    $1.00       --       --       --
Accumulation unit value at
end of period                  $1.05    $1.05    $0.91    $0.69    $1.19    $0.99    $1.04       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           5,322    5,909    6,957    7,931    8,170   35,411    4,856       --       --       --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (9/15/1999)
Accumulation unit value at
beginning of period            $1.67    $1.49    $1.25    $1.73    $1.84    $1.57    $1.51    $1.33    $1.04    $1.20
Accumulation unit value at
end of period                  $1.67    $1.67    $1.49    $1.25    $1.73    $1.84    $1.57    $1.51    $1.33    $1.04
Number of accumulation
units outstanding at end of
period (000 omitted)          12,699   16,669   22,547   27,547   40,862   47,256   53,403   50,775   49,145   49,161
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (8/13/2001)
Accumulation unit value at
beginning of period            $1.42    $1.27    $1.07    $1.47    $1.57    $1.34    $1.29    $1.14    $0.89    $1.04
Accumulation unit value at
end of period                  $1.42    $1.42    $1.27    $1.07    $1.47    $1.57    $1.34    $1.29    $1.14    $0.89
Number of accumulation
units outstanding at end of
period (000 omitted)          36,454   41,940   48,731   56,747   81,683   93,343   95,710   71,318   50,607   30,523
-----------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (5/1/2000)
Accumulation unit value at
beginning of period            $1.05    $0.95    $0.76    $1.12    $1.10    $1.02    $0.98    $0.91    $0.77    $0.89
Accumulation unit value at
end of period                  $1.09    $1.05    $0.95    $0.76    $1.12    $1.10    $1.02    $0.98    $0.91    $0.77
Number of accumulation
units outstanding at end of
period (000 omitted)           6,505    8,238    9,852   12,240   17,034   19,334   19,301   17,682   14,100    9,832
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (9/15/1999)
Accumulation unit value at
beginning of period            $1.16    $1.04    $0.85    $1.22    $1.21    $1.07    $1.04    $0.96    $0.80    $0.93
Accumulation unit value at
end of period                  $1.18    $1.16    $1.04    $0.85    $1.22    $1.21    $1.07    $1.04    $0.96    $0.80
Number of accumulation
units outstanding at end of
period (000 omitted)          39,535   45,791   55,353   51,095   74,966   74,221   77,525   74,540   73,310   64,613
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.00    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $0.99    $1.00       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             825      694       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (9/15/1999)
Accumulation unit value at
beginning of period            $1.18    $1.19    $1.20    $1.18    $1.14    $1.10    $1.08    $1.09    $1.09    $1.09
Accumulation unit value at
end of period                  $1.17    $1.18    $1.19    $1.20    $1.18    $1.14    $1.10    $1.08    $1.09    $1.09
Number of accumulation
units outstanding at end of
period (000 omitted)          82,185   92,405  140,419  290,095  247,870  211,744  147,452  148,915  178,580  228,237
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.02    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.07    $1.02       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           3,544      836       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------


 28    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,           2011     2010     2009     2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit value at
beginning of period            $1.56    $1.45    $1.28    $1.38    $1.32    $1.28    $1.26    $1.22    $1.18    $1.13
Accumulation unit value at
end of period                  $1.64    $1.56    $1.45    $1.28    $1.38    $1.32    $1.28    $1.26    $1.22    $1.18
Number of accumulation
units outstanding at end of
period (000 omitted)         174,738  214,494  447,493  430,993  408,270  351,043  257,273  190,125  176,013  159,405
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.21    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.14    $1.21       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             844      229       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (9/15/1999)
Accumulation unit value at
beginning of period            $1.65    $1.42    $1.13    $1.91    $1.79    $1.51    $1.34    $1.14    $0.82    $1.02
Accumulation unit value at
end of period                  $1.55    $1.65    $1.42    $1.13    $1.91    $1.79    $1.51    $1.34    $1.14    $0.82
Number of accumulation
units outstanding at end of
period (000 omitted)         126,113  156,962  307,581  329,220  363,274  383,460  278,737  181,318   99,776   67,958
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.21    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.26    $1.21       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)              40        9       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (9/15/1999)
Accumulation unit value at
beginning of period            $0.79    $0.68    $0.55    $0.96    $0.94    $0.82    $0.78    $0.75    $0.58    $0.76
Accumulation unit value at
end of period                  $0.82    $0.79    $0.68    $0.55    $0.96    $0.94    $0.82    $0.78    $0.75    $0.58
Number of accumulation
units outstanding at end of
period (000 omitted)         100,737  120,427  147,939  180,807  242,876  290,744  144,230   94,730   45,599   34,956
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.22    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $0.95    $1.22       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           1,102      414       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (5/1/2000)
Accumulation unit value at
beginning of period            $2.60    $2.19    $1.27    $2.77    $2.02    $1.53    $1.15    $0.94    $0.67    $0.72
Accumulation unit value at
end of period                  $2.03    $2.60    $2.19    $1.27    $2.77    $2.02    $1.53    $1.15    $0.94    $0.67
Number of accumulation
units outstanding at end of
period (000 omitted)          27,455   33,567   47,289   61,879   50,491   51,867   44,244   16,315    6,501    3,888
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.04    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.08    $1.04       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           1,190      353       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit value at
beginning of period            $1.74    $1.65    $1.49    $1.51    $1.42    $1.34    $1.43    $1.31    $1.17    $1.03
Accumulation unit value at
end of period                  $1.81    $1.74    $1.65    $1.49    $1.51    $1.42    $1.34    $1.43    $1.31    $1.17
Number of accumulation
units outstanding at end of
period (000 omitted)          56,664   68,524  137,253  142,773  141,675  123,834  102,876   72,702   54,100   36,626
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.02    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.11    $1.02       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             739      310       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit value at
beginning of period            $1.21    $1.18    $1.11    $1.12    $1.05    $1.05    $1.03    $1.00       --       --
Accumulation unit value at
end of period                  $1.32    $1.21    $1.18    $1.11    $1.12    $1.05    $1.05    $1.03       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          54,821   63,669  192,220  113,444   88,734   95,224   51,906    1,504       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (4/28/2006)
Accumulation unit value at
beginning of period            $1.27    $1.15    $0.80    $1.08    $1.07    $1.00       --       --       --       --
Accumulation unit value at
end of period                  $1.34    $1.27    $1.15    $0.80    $1.08    $1.07       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          13,993   15,434   16,890   19,527   26,868   30,821       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.08    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.13    $1.08       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           1,107      225       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (9/15/1999)
Accumulation unit value at
beginning of period            $1.74    $1.54    $1.01    $1.37    $1.35    $1.23    $1.20    $1.08    $0.87    $0.94
Accumulation unit value at
end of period                  $1.82    $1.74    $1.54    $1.01    $1.37    $1.35    $1.23    $1.20    $1.08    $0.87
Number of accumulation
units outstanding at end of
period (000 omitted)          73,576   89,489  111,734  125,862  186,775  221,767  237,711  236,566  197,358  122,784
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.07    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.13    $1.07       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             587      160       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    29

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,           2011     2010     2009     2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit value at
beginning of period            $1.47    $1.31    $0.93    $1.16    $1.14    $1.06    $1.04    $1.00       --       --
Accumulation unit value at
end of period                  $1.55    $1.47    $1.31    $0.93    $1.16    $1.14    $1.06    $1.04       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          34,819   39,448  141,698   76,770   65,977   61,812   18,068      783       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.19    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.03    $1.19       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             166       44       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (9/15/1999)
Accumulation unit value at
beginning of period            $1.04    $0.92    $0.73    $1.24    $1.11    $0.90    $0.80    $0.69    $0.54    $0.67
Accumulation unit value at
end of period                  $0.90    $1.04    $0.92    $0.73    $1.24    $1.11    $0.90    $0.80    $0.69    $0.54
Number of accumulation
units outstanding at end of
period (000 omitted)          21,875   27,645   35,421   42,730   58,762   64,541   61,793   40,351   21,462   19,189
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.21    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.16    $1.21       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)              92       23       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (9/15/1999)
Accumulation unit value at
beginning of period            $0.64    $0.55    $0.41    $0.74    $0.72    $0.66    $0.61    $0.57    $0.47    $0.64
Accumulation unit value at
end of period                  $0.61    $0.64    $0.55    $0.41    $0.74    $0.72    $0.66    $0.61    $0.57    $0.47
Number of accumulation
units outstanding at end of
period (000 omitted)          60,544   72,817   90,930  116,110  186,447  216,237  212,229  135,373  147,485  118,986
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.01    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.02    $1.01       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             889      432       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2006)
Accumulation unit value at
beginning of period            $1.08    $0.89    $0.71    $1.19    $1.02    $1.00       --       --       --       --
Accumulation unit value at
end of period                  $1.04    $1.08    $0.89    $0.71    $1.19    $1.02       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          39,805   50,453  214,161  176,791  113,001   66,352       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2006)
Accumulation unit value at
beginning of period            $0.99    $0.88    $0.65    $1.26    $1.07    $1.00       --       --       --       --
Accumulation unit value at
end of period                  $0.82    $0.99    $0.88    $0.65    $1.26    $1.07       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          12,277   16,307   20,723   26,849   22,702   32,712       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.27    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.07    $1.27       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)              91       19       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (5/1/2001)
Accumulation unit value at
beginning of period            $1.50    $1.20    $0.74    $1.35    $1.20    $1.22    $1.11    $1.03    $0.85    $0.99
Accumulation unit value at
end of period                  $1.26    $1.50    $1.20    $0.74    $1.35    $1.20    $1.22    $1.11    $1.03    $0.85
Number of accumulation
units outstanding at end of
period (000 omitted)          16,901   21,606   26,343   25,504   35,043   43,939   31,419   35,498   29,450   12,145
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.26    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.14    $1.26       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             215       50       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/2/2005)
Accumulation unit value at
beginning of period            $1.37    $1.13    $0.81    $1.48    $1.36    $1.19    $1.00       --       --       --
Accumulation unit value at
end of period                  $1.24    $1.37    $1.13    $0.81    $1.48    $1.36    $1.19       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          14,817   19,331   32,037   45,362   43,555   54,642    4,982       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (5/1/2000)
Accumulation unit value at
beginning of period            $0.91    $0.80    $0.64    $1.03    $0.99    $0.86    $0.84    $0.77    $0.60    $0.79
Accumulation unit value at
end of period                  $0.91    $0.91    $0.80    $0.64    $1.03    $0.99    $0.86    $0.84    $0.77    $0.60
Number of accumulation
units outstanding at end of
period (000 omitted)          46,053   55,090   65,626   73,795   92,416  104,302  122,070  117,372   91,398   65,011
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.20    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.17    $1.20       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)              52       32       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit value at
beginning of period            $1.18    $0.99    $0.79    $1.32    $1.34    $1.13    $1.09    $1.00       --       --
Accumulation unit value at
end of period                  $1.15    $1.18    $0.99    $0.79    $1.32    $1.34    $1.13    $1.09       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           6,465    6,063    3,736    2,900    4,152    4,707    3,594    2,030       --       --
-----------------------------------------------------------------------------------------------------------------------



 30    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,           2011     2010     2009     2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.27    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.15    $1.27       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)              81       47       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (9/15/1999)
Accumulation unit value at
beginning of period            $1.75    $1.39    $1.01    $1.65    $1.74    $1.58    $1.52    $1.29    $0.88    $1.07
Accumulation unit value at
end of period                  $1.59    $1.75    $1.39    $1.01    $1.65    $1.74    $1.58    $1.52    $1.29    $0.88
Number of accumulation
units outstanding at end of
period (000 omitted)          10,076   12,744   15,189   18,734   28,329   38,372   46,718   51,057   39,709   29,341
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.00    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.00    $1.00       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           1,177      498       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (9/15/1999)
Accumulation unit value at
beginning of period            $1.33    $1.30    $1.24    $1.29    $1.24    $1.20    $1.20    $1.20    $1.19    $1.13
Accumulation unit value at
end of period                  $1.33    $1.33    $1.30    $1.24    $1.29    $1.24    $1.20    $1.20    $1.20    $1.19
Number of accumulation
units outstanding at end of
period (000 omitted)          61,501   78,228   88,306  108,778  104,637  108,222  121,249  130,386  135,202  116,147
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (4/29/2011)
Accumulation unit value at
beginning of period            $1.00       --       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $0.95       --       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           1,394       --       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit value at
beginning of period            $1.01    $0.88    $0.74    $1.13    $0.97    $1.00       --       --       --       --
Accumulation unit value at
end of period                  $0.88    $1.01    $0.88    $0.74    $1.13    $0.97       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          25,966   26,305   26,662   22,011   12,631   26,224       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at
beginning of period            $1.15    $1.07    $0.75    $1.04    $1.03    $1.00       --       --       --       --
Accumulation unit value at
end of period                  $1.17    $1.15    $1.07    $0.75    $1.04    $1.03       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          55,759   56,862  105,964   79,727   71,987   59,159       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at
beginning of period            $1.06    $0.91    $0.68    $1.20    $1.03    $1.00       --       --       --       --
Accumulation unit value at
end of period                  $1.02    $1.06    $0.91    $0.68    $1.20    $1.03       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)         102,175  120,336  167,696  237,020  166,815  127,364       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (9/15/1999)
Accumulation unit value at
beginning of period            $1.04    $0.91    $0.73    $1.26    $1.14    $1.01    $0.95    $0.91    $0.74    $0.90
Accumulation unit value at
end of period                  $1.05    $1.04    $0.91    $0.73    $1.26    $1.14    $1.01    $0.95    $0.91    $0.74
Number of accumulation
units outstanding at end of
period (000 omitted)          23,702   32,463   43,167   55,844   75,513   89,221  108,101  127,378  125,390  117,223
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at
beginning of period            $1.14    $1.00    $0.80    $1.38    $1.25    $1.12    $1.05    $1.00    $0.82    $1.00
Accumulation unit value at
end of period                  $1.14    $1.14    $1.00    $0.80    $1.38    $1.25    $1.12    $1.05    $1.00    $0.82
Number of accumulation
units outstanding at end of
period (000 omitted)          38,733   47,072   57,593   72,387   96,482  112,864  121,317  119,521   81,919   36,320
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (9/15/1999)
Accumulation unit value at
beginning of period            $3.77    $2.95    $2.13    $3.56    $3.11    $2.79    $2.38    $1.93    $1.40    $1.57
Accumulation unit value at
end of period                  $3.33    $3.77    $2.95    $2.13    $3.56    $3.11    $2.79    $2.38    $1.93    $1.40
Number of accumulation
units outstanding at end of
period (000 omitted)          16,339   22,725   32,282   41,030   52,936   63,504   70,537   72,884   69,808   68,203
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at
beginning of period            $2.46    $1.93    $1.39    $2.33    $2.04    $1.83    $1.57    $1.27    $0.93    $1.04
Accumulation unit value at
end of period                  $2.17    $2.46    $1.93    $1.39    $2.33    $2.04    $1.83    $1.57    $1.27    $0.93
Number of accumulation
units outstanding at end of
period (000 omitted)          63,182   76,313  106,479  136,525  156,364  174,833  157,678  117,171   72,124   35,541
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (9/15/1999)
Accumulation unit value at
beginning of period            $1.20    $1.07    $0.86    $1.54    $1.33    $1.14    $0.96    $0.86    $0.60    $0.77
Accumulation unit value at
end of period                  $0.98    $1.20    $1.07    $0.86    $1.54    $1.33    $1.14    $0.96    $0.86    $0.60
Number of accumulation
units outstanding at end of
period (000 omitted)           9,288   14,044   19,097   24,686   32,307   37,262   40,363   43,553   34,462   33,063
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at
beginning of period            $1.46    $1.31    $1.05    $1.88    $1.62    $1.39    $1.18    $1.05    $0.74    $0.94
Accumulation unit value at
end of period                  $1.20    $1.46    $1.31    $1.05    $1.88    $1.62    $1.39    $1.18    $1.05    $0.74
Number of accumulation
units outstanding at end of
period (000 omitted)          20,346   24,715   29,954   37,943   48,192   52,627   48,642   42,672   21,405   10,123
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (9/15/1999)
Accumulation unit value at
beginning of period            $2.01    $1.68    $1.42    $2.49    $3.18    $2.66    $2.37    $1.81    $1.35    $1.33
Accumulation unit value at
end of period                  $1.88    $2.01    $1.68    $1.42    $2.49    $3.18    $2.66    $2.37    $1.81    $1.35
Number of accumulation
units outstanding at end of
period (000 omitted)          21,820   25,510   31,073   39,491   59,503   81,589   88,911   80,587   63,047   44,591
-----------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    31

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,           2011     2010     2009     2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/15/1999)
Accumulation unit value at
beginning of period            $2.52    $1.98    $1.55    $2.34    $2.42    $2.09    $1.94    $1.58    $1.21    $1.34
Accumulation unit value at
end of period                  $2.40    $2.52    $1.98    $1.55    $2.34    $2.42    $2.09    $1.94    $1.58    $1.21
Number of accumulation
units outstanding at end of
period (000 omitted)          18,246   22,799   28,730   36,256   46,935   55,078   55,521   44,541   34,639   23,553
-----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (8/13/2001)
Accumulation unit value at
beginning of period            $1.31    $1.19    $0.96    $1.53    $1.50    $1.28    $1.17    $1.04    $0.84    $0.96
Accumulation unit value at
end of period                  $1.29    $1.31    $1.19    $0.96    $1.53    $1.50    $1.28    $1.17    $1.04    $0.84
Number of accumulation
units outstanding at end of
period (000 omitted)          27,767   33,994   39,361   47,292   65,658   63,662   50,166   33,241   21,294    9,151
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at
beginning of period            $2.74    $2.21    $1.68    $2.69    $2.63    $2.29    $2.05    $1.64    $1.29    $1.37
Accumulation unit value at
end of period                  $2.54    $2.74    $2.21    $1.68    $2.69    $2.63    $2.29    $2.05    $1.64    $1.29
Number of accumulation
units outstanding at end of
period (000 omitted)          33,368   41,459   51,883   65,990   96,413  112,452  117,932   84,473   65,106   47,539
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at
beginning of period            $1.71    $1.32    $1.05    $1.60    $1.94    $1.74    $1.66    $1.44    $1.00    $1.18
Accumulation unit value at
end of period                  $1.70    $1.71    $1.32    $1.05    $1.60    $1.94    $1.74    $1.66    $1.44    $1.00
Number of accumulation
units outstanding at end of
period (000 omitted)           2,042    3,152    3,988    5,064    7,429    9,981   12,490   14,537   16,300   17,792
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at
beginning of period            $0.93    $0.84    $0.70    $1.12    $1.15    $1.02    $0.97    $0.85    $0.67    $0.86
Accumulation unit value at
end of period                  $0.96    $0.93    $0.84    $0.70    $1.12    $1.15    $1.02    $0.97    $0.85    $0.67
Number of accumulation
units outstanding at end of
period (000 omitted)          45,869   57,775   70,758   87,685  126,734  160,736  168,697  108,140   80,350   75,489
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (9/15/1999)
Accumulation unit value at
beginning of period            $0.88    $0.77    $0.64    $1.13    $1.02    $0.96    $0.89    $0.85    $0.66    $0.88
Accumulation unit value at
end of period                  $0.80    $0.88    $0.77    $0.64    $1.13    $1.02    $0.96    $0.89    $0.85    $0.66
Number of accumulation
units outstanding at end of
period (000 omitted)           7,695   10,585   14,514   19,004   26,499   33,759   37,608   41,803   44,130   48,704
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at
beginning of period            $0.95    $0.84    $0.70    $1.23    $1.11    $1.06    $0.98    $0.93    $0.73    $0.98
Accumulation unit value at
end of period                  $0.87    $0.95    $0.84    $0.70    $1.23    $1.11    $1.06    $0.98    $0.93    $0.73
Number of accumulation
units outstanding at end of
period (000 omitted)          24,921   28,942   33,205   38,700   46,783   56,007   64,800   21,785   12,215    7,624
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (9/15/1999)
Accumulation unit value at
beginning of period            $1.78    $1.52    $1.07    $2.05    $1.86    $1.62    $1.49    $1.30    $0.97    $1.25
Accumulation unit value at
end of period                  $1.64    $1.78    $1.52    $1.07    $2.05    $1.86    $1.62    $1.49    $1.30    $0.97
Number of accumulation
units outstanding at end of
period (000 omitted)           4,343    4,630    6,328    8,402   11,661   14,226   16,359   19,515   20,889   23,015
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at
beginning of period            $1.37    $1.17    $0.83    $1.59    $1.45    $1.26    $1.16    $1.02    $0.76    $0.98
Accumulation unit value at
end of period                  $1.26    $1.37    $1.17    $0.83    $1.59    $1.45    $1.26    $1.16    $1.02    $0.76
Number of accumulation
units outstanding at end of
period (000 omitted)           4,623    5,882    7,715    9,784   13,998   14,692   13,500   12,074    7,348    4,808
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (4/29/2011)
Accumulation unit value at
beginning of period            $1.00       --       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $0.92       --       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           4,289       --       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at
beginning of period            $1.05    $1.01    $0.80    $1.13    $1.02    $1.00       --       --       --       --
Accumulation unit value at
end of period                  $1.07    $1.05    $1.01    $0.80    $1.13    $1.02       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           4,633    4,675    5,414    5,240    3,964   15,226       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/1/2005)
Accumulation unit value at
beginning of period            $1.38    $1.23    $0.92    $1.57    $1.38    $1.09    $1.00       --       --       --
Accumulation unit value at
end of period                  $1.27    $1.38    $1.23    $0.92    $1.57    $1.38    $1.09       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          20,480   24,477   76,801   53,711   23,729    1,198      107       --       --       --
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at
beginning of period            $0.87    $0.72    $0.46    $0.84    $0.79    $0.72    $0.71    $0.69    $0.48    $0.91
Accumulation unit value at
end of period                  $0.82    $0.87    $0.72    $0.46    $0.84    $0.79    $0.72    $0.71    $0.69    $0.48
Number of accumulation
units outstanding at end of
period (000 omitted)           9,279   10,745   11,446    8,853   10,072   12,094   14,960    8,076    5,212    2,845
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (2/4/2004)
Accumulation unit value at
beginning of period            $1.22    $1.07    $0.84    $1.32    $1.36    $1.18    $1.15    $1.00       --       --
Accumulation unit value at
end of period                  $1.18    $1.22    $1.07    $0.84    $1.32    $1.36    $1.18    $1.15       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          43,939   51,081   95,224  120,656  113,380  130,395   96,755   18,714       --       --
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at
beginning of period            $0.71    $0.57    $0.40    $0.72    $0.59    $0.53    $0.48    $0.40    $0.30    $0.42
Accumulation unit value at
end of period                  $0.69    $0.71    $0.57    $0.40    $0.72    $0.59    $0.53    $0.48    $0.40    $0.30
Number of accumulation
units outstanding at end of
period (000 omitted)           6,760    9,504   12,181   15,191   18,083   20,670   24,803   30,043   36,658   42,883
-----------------------------------------------------------------------------------------------------------------------



 32    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,           2011     2010     2009     2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at
beginning of period            $0.54    $0.44    $0.28    $0.51    $0.42    $0.40    $0.36    $0.36    $0.25    $0.42
Accumulation unit value at
end of period                  $0.49    $0.54    $0.44    $0.28    $0.51    $0.42    $0.40    $0.36    $0.36    $0.25
Number of accumulation
units outstanding at end of
period (000 omitted)          12,352   16,131   19,312   16,671   19,559   22,668   24,131   27,479   30,159   31,354
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at
beginning of period            $0.96    $0.85    $0.63    $1.06    $1.00       --       --       --       --       --
Accumulation unit value at
end of period                  $0.90    $0.96    $0.85    $0.63    $1.06       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          13,639   18,753  168,562  128,192   72,177       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at
beginning of period            $1.75    $1.41    $0.80    $1.68    $1.33    $0.91    $0.70    $0.59    $0.45    $0.61
Accumulation unit value at
end of period                  $1.17    $1.75    $1.41    $0.80    $1.68    $1.33    $0.91    $0.70    $0.59    $0.45
Number of accumulation
units outstanding at end of
period (000 omitted)          28,873   39,710   46,612   54,116   64,174   61,879   59,325   61,390   68,389   74,111
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (4/27/2007)
Accumulation unit value at
beginning of period            $1.05    $0.85    $0.60    $1.02    $1.00       --       --       --       --       --
Accumulation unit value at
end of period                  $1.05    $1.05    $0.85    $0.60    $1.02       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             926    1,019    1,436    1,203      741       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at
beginning of period            $0.73    $0.66    $0.48    $0.76    $0.69    $0.65    $0.63    $0.59    $0.48    $0.67
Accumulation unit value at
end of period                  $0.72    $0.73    $0.66    $0.48    $0.76    $0.69    $0.65    $0.63    $0.59    $0.48
Number of accumulation
units outstanding at end of
period (000 omitted)          29,974   35,505   44,235   44,360   58,819   73,300   84,506   78,223   74,564   62,663
-----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at
beginning of period            $1.29    $0.96    $0.60    $0.99    $0.98    $0.88    $0.84    $0.80    $0.61    $0.90
Accumulation unit value at
end of period                  $1.15    $1.29    $0.96    $0.60    $0.99    $0.98    $0.88    $0.84    $0.80    $0.61
Number of accumulation
units outstanding at end of
period (000 omitted)          18,476   17,906   20,432   22,831   31,915   38,120   48,503   60,214   61,988   53,383
-----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at
beginning of period            $2.03    $1.80    $1.37    $2.22    $1.76    $1.36    $1.18    $0.91    $0.68    $0.89
Accumulation unit value at
end of period                  $2.14    $2.03    $1.80    $1.37    $2.22    $1.76    $1.36    $1.18    $0.91    $0.68
Number of accumulation
units outstanding at end of
period (000 omitted)          28,483   30,235   35,891   43,832   51,479   45,869   35,163   18,264   12,519    7,093
-----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at
beginning of period            $1.04    $0.86    $0.61    $1.11    $1.22    $1.00       --       --       --       --
Accumulation unit value at
end of period                  $0.92    $1.04    $0.86    $0.61    $1.11    $1.22       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          13,857   16,073   38,794   50,326   29,814   27,318       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at
beginning of period            $1.29    $0.98    $0.63    $1.20    $0.99    $1.00       --       --       --       --
Accumulation unit value at
end of period                  $1.19    $1.29    $0.98    $0.63    $1.20    $0.99       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          11,091   11,306   12,049   11,266    9,199   17,529       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at
beginning of period            $0.91    $0.75    $0.57    $1.07    $1.04    $1.00       --       --       --       --
Accumulation unit value at
end of period                  $0.79    $0.91    $0.75    $0.57    $1.07    $1.04       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           4,654    5,093   40,525   41,079   30,611   26,517       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (7/19/2010)
Accumulation unit value at
beginning of period            $1.19    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.14    $1.19       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             137       12       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at
beginning of period            $1.49    $1.30    $0.94    $1.59    $1.51    $1.30    $1.15    $1.00       --       --
Accumulation unit value at
end of period                  $1.35    $1.49    $1.30    $0.94    $1.59    $1.51    $1.30    $1.15       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          16,697   18,638   21,263   24,950   32,187   34,962   20,721    6,121       --       --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at
beginning of period            $1.41    $1.24    $1.06    $1.25    $1.15    $1.08    $1.07    $1.00       --       --
Accumulation unit value at
end of period                  $1.40    $1.41    $1.24    $1.06    $1.25    $1.15    $1.08    $1.07       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)         159,925  193,872  350,910  395,298  360,480  226,000   94,657   11,924       --       --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at
beginning of period            $1.41    $1.16    $0.85    $1.39    $1.42    $1.25    $1.15    $1.00       --       --
Accumulation unit value at
end of period                  $1.36    $1.41    $1.16    $0.85    $1.39    $1.42    $1.25    $1.15       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           9,937   12,889   15,634   18,861   23,107   22,606   12,037    4,085       --       --
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at
beginning of period            $1.25    $1.12    $0.93    $1.12    $1.04    $1.00       --       --       --       --
Accumulation unit value at
end of period                  $1.26    $1.25    $1.12    $0.93    $1.12    $1.04       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          49,462   49,921  127,629  131,661   82,318   76,067       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    33

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,           2011     2010     2009     2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at
beginning of period            $1.13    $1.11    $0.89    $1.08    $1.10    $1.08    $0.96    $0.91    $0.77    $0.98
Accumulation unit value at
end of period                  $1.10    $1.13    $1.11    $0.89    $1.08    $1.10    $1.08    $0.96    $0.91    $0.77
Number of accumulation
units outstanding at end of
period (000 omitted)           5,005    5,824    7,349    8,551   11,073   13,569   14,517   11,248    9,676    6,574
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at
beginning of period            $1.29    $1.19    $0.96    $1.73    $1.61    $1.27    $1.15    $1.00    $0.78    $0.96
Accumulation unit value at
end of period                  $1.06    $1.29    $1.19    $0.96    $1.73    $1.61    $1.27    $1.15    $1.00    $0.78
Number of accumulation
units outstanding at end of
period (000 omitted)           7,324    8,590   10,504   13,381   18,697   21,524   23,458   24,819   24,880   15,138
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at
beginning of period            $1.13    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.06    $1.13       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           9,245   11,503       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (9/15/1999)
Accumulation unit value at
beginning of period            $3.87    $3.00    $1.92    $3.41    $3.32    $2.76    $2.50    $2.22    $1.50    $1.74
Accumulation unit value at
end of period                  $3.37    $3.87    $3.00    $1.92    $3.41    $3.32    $2.76    $2.50    $2.22    $1.50
Number of accumulation
units outstanding at end of
period (000 omitted)           5,376    7,434    9,775   11,919   16,534   20,055   22,867   27,132   27,838   27,063
-----------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (9/21/1999)
Accumulation unit value at
beginning of period            $2.80    $2.48    $1.72    $3.08    $3.27    $2.85    $2.51    $2.12    $1.50    $1.69
Accumulation unit value at
end of period                  $2.18    $2.80    $2.48    $1.72    $3.08    $3.27    $2.85    $2.51    $2.12    $1.50
Number of accumulation
units outstanding at end of
period (000 omitted)           6,239    8,717   12,094   15,600   23,616   28,313   32,580   33,905   34,897   35,110
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at
beginning of period            $1.12    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.08    $1.12       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)         153,074   45,018       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at
beginning of period            $1.12    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.08    $1.12       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)         109,521  123,203       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.00    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.06    $1.00       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             479      120       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.21    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.19    $1.21       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             101       15       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.21    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.03    $1.21       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             833      244       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.29    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.21    $1.29       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             553      149       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at
beginning of period            $1.05    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.07    $1.05       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)         152,207   39,107       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at
beginning of period            $1.05    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.07    $1.05       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)         137,636  129,583       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.16    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.11    $1.16       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             380      103       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2006)
Accumulation unit value at
beginning of period            $0.97    $0.88    $0.68    $1.11    $1.08    $1.00       --       --       --       --
Accumulation unit value at
end of period                  $0.93    $0.97    $0.88    $0.68    $1.11    $1.08       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           9,394   12,490  163,841   98,708   55,721   57,963       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------



 34    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,           2011     2010     2009     2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.18    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $0.94    $1.18       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             359       89       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.05    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.06    $1.05       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           1,214      172       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.23    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.14    $1.23       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             340       45       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit value at
beginning of period            $1.38    $1.14    $0.84    $1.34    $1.28    $1.12    $1.12    $1.00       --       --
Accumulation unit value at
end of period                  $1.28    $1.38    $1.14    $0.84    $1.34    $1.28    $1.12    $1.12       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           2,436    2,760    3,165    3,807    5,203    5,724    5,777    2,540       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.16    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.07    $1.16       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             369       28       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.01    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.06    $1.01       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             678      437       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.19    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.20    $1.19       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             156       46       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.24    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.20    $1.24       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             442       57       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.16    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.14    $1.16       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             287       33       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at
beginning of period            $1.09    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.09    $1.09       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of  1,036,-
period (000 omitted)             629  372,331       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at
beginning of period            $1.09    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.09    $1.09       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)         839,441  951,448       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at
beginning of period            $1.11    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.09    $1.11       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)         586,675  199,756       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at
beginning of period            $1.11    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.09    $1.11       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)         451,744  514,222       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at
beginning of period            $1.07    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.08    $1.07       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)         335,257  125,196       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at
beginning of period            $1.07    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.08    $1.07       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)         323,133  335,424       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    35

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,           2011     2010     2009     2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.20    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.07    $1.20       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             442      140       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.17    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.20    $1.17       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             230       26       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.23    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.22    $1.23       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)              51        6       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.29    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.27    $1.29       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             193       10       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.23    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.16    $1.23       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             224      132       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (8/14/2001)
Accumulation unit value at
beginning of period            $2.01    $1.63    $1.21    $1.78    $1.89    $1.59    $1.51    $1.27    $0.93    $1.07
Accumulation unit value at
end of period                  $1.90    $2.01    $1.63    $1.21    $1.78    $1.89    $1.59    $1.51    $1.27    $0.93
Number of accumulation
units outstanding at end of
period (000 omitted)          21,324   26,229   81,111   85,345   79,474   69,587   72,463   57,581   44,918   28,099
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.00    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.04    $1.00       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             268       35       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.17    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.01    $1.17       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)              59        6       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at
beginning of period            $1.00    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at
end of period                  $1.02    $1.00       --       --       --       --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             172       74       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (9/15/1999)
Accumulation unit value at
beginning of period            $2.55    $2.06    $1.39    $2.58    $2.24    $1.65    $1.37    $1.06    $0.72    $0.84
Accumulation unit value at
end of period                  $2.16    $2.55    $2.06    $1.39    $2.58    $2.24    $1.65    $1.37    $1.06    $0.72
Number of accumulation
units outstanding at end of
period (000 omitted)          41,066   50,298   80,522   88,899  108,613  122,718  114,381   79,981   56,466   42,309
-----------------------------------------------------------------------------------------------------------------------
WANGER USA (9/15/1999)
Accumulation unit value at
beginning of period            $2.00    $1.64    $1.16    $1.94    $1.86    $1.74    $1.58    $1.35    $0.95    $1.15
Accumulation unit value at
end of period                  $1.91    $2.00    $1.64    $1.16    $1.94    $1.86    $1.74    $1.58    $1.35    $0.95
Number of accumulation
units outstanding at end of
period (000 omitted)          54,608   67,604  100,879  117,299  145,262  164,257  169,886  140,320  108,046   72,853
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (5/1/2001)
Accumulation unit value at
beginning of period            $1.21    $1.08    $0.95    $1.35    $1.26    $1.14    $1.09    $1.01    $0.84    $0.97
Accumulation unit value at
end of period                  $1.28    $1.21    $1.08    $0.95    $1.35    $1.26    $1.14    $1.09    $1.01    $0.84
Number of accumulation
units outstanding at end of
period (000 omitted)           8,819   11,303   15,303   19,992   28,981   29,215   32,466   31,201   22,278   11,859
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (2/4/2004)
Accumulation unit value at
beginning of period            $1.39    $1.20    $1.05    $1.82    $1.60    $1.31    $1.15    $1.00       --       --
Accumulation unit value at
end of period                  $1.20    $1.39    $1.20    $1.05    $1.82    $1.60    $1.31    $1.15       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          12,050   15,532   69,836    8,283   11,475   12,674    9,815    2,086       --       --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (8/13/2001)
Accumulation unit value at
beginning of period            $1.51    $1.24    $0.84    $1.42    $1.35    $1.21    $1.13    $0.97    $0.72    $0.99
Accumulation unit value at
end of period                  $1.42    $1.51    $1.24    $0.84    $1.42    $1.35    $1.21    $1.13    $0.97    $0.72
Number of accumulation
units outstanding at end of
period (000 omitted)          13,842    9,802   11,212   13,585   18,131   21,391   25,313   25,983   24,999   17,130
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (5/1/2001)
Accumulation unit value at
beginning of period            $1.45    $1.16    $0.76    $1.32    $1.17    $0.96    $0.91    $0.81    $0.58    $0.94
Accumulation unit value at
end of period                  $1.37    $1.45    $1.16    $0.76    $1.32    $1.17    $0.96    $0.91    $0.81    $0.58
Number of accumulation
units outstanding at end of
period (000 omitted)          12,890   18,266   20,853   19,000   23,653   17,655   14,334   16,103   13,800    7,655
-----------------------------------------------------------------------------------------------------------------------






 36    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,           2011     2010     2009     2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at
beginning of period            $1.25    $1.06   $0.70    $1.35     $1.14   $1.06    $1.00       --       --       --
Accumulation unit value at
end of period                  $0.95    $1.25   $1.06    $0.70     $1.35   $1.14    $1.06       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             378      500     609      425       664   2,023      333       --       --       --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (2/13/2002)
Accumulation unit value at
beginning of period            $1.13    $1.01   $0.85    $1.45     $1.40   $1.21    $1.16    $1.06    $0.81    $1.00
Accumulation unit value at
end of period                  $1.19    $1.13   $1.01    $0.85     $1.45   $1.40    $1.21    $1.16    $1.06    $0.81
Number of accumulation
units outstanding at end of
period (000 omitted)           4,844    5,815   7,705   10,045    14,240  18,481   20,739   16,610    9,284    3,503
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (2/13/2002)
Accumulation unit value at
beginning of period            $1.72    $1.67   $1.25    $2.71     $2.59   $1.94    $1.68    $1.36    $0.95    $1.00
Accumulation unit value at
end of period                  $1.37    $1.72   $1.67    $1.25     $2.71   $2.59    $1.94    $1.68    $1.36    $0.95
Number of accumulation
units outstanding at end of
period (000 omitted)           9,932   12,904  19,906   29,486    32,186  31,867   25,568   11,679    5,621    1,417
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (2/13/2002)
Accumulation unit value at
beginning of period            $1.55    $1.38   $1.05    $1.92     $1.64   $1.33    $1.19    $1.05    $0.85    $1.00
Accumulation unit value at
end of period                  $1.35    $1.55   $1.38    $1.05     $1.92   $1.64    $1.33    $1.19    $1.05    $0.85
Number of accumulation
units outstanding at end of
period (000 omitted)           2,794    3,276   3,810    5,162     6,589   7,826    7,538    4,969    2,812      944
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit value at
beginning of period            $1.02    $0.87   $0.67    $0.90     $1.00      --       --       --       --       --
Accumulation unit value at
end of period                  $1.00    $1.02   $0.87    $0.67     $0.90      --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           1,093    1,356   5,341    7,412     9,862      --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at
beginning of period            $1.05    $0.91   $0.68    $1.18     $0.99   $1.04    $1.00       --       --       --
Accumulation unit value at
end of period                  $1.04    $1.05   $0.91    $0.68     $1.18   $0.99    $1.04       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           1,442    1,610   1,815    2,188     2,203  12,931    2,015       --       --       --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (2/13/2002)
Accumulation unit value at
beginning of period            $1.41    $1.26   $1.06    $1.46     $1.56   $1.33    $1.28    $1.13    $0.89    $1.00
Accumulation unit value at
end of period                  $1.40    $1.41   $1.26    $1.06     $1.46   $1.56    $1.33    $1.28    $1.13    $0.89
Number of accumulation
units outstanding at end of
period (000 omitted)           8,740    9,687  11,068   13,643    20,382  24,433   25,428   16,423    8,977    2,837
-----------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (2/13/2002)
Accumulation unit value at
beginning of period            $1.20    $1.08   $0.87    $1.28     $1.26   $1.17    $1.11    $1.04    $0.88    $1.00
Accumulation unit value at
end of period                  $1.24    $1.20   $1.08    $0.87     $1.28   $1.26    $1.17    $1.11    $1.04    $0.88
Number of accumulation
units outstanding at end of
period (000 omitted)           1,430    1,553   1,706    1,873     2,380   3,270    3,186    2,458    1,272      211
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (2/13/2002)
Accumulation unit value at
beginning of period            $1.29    $1.16   $0.94    $1.36     $1.35   $1.19    $1.16    $1.07    $0.90    $1.00
Accumulation unit value at
end of period                  $1.31    $1.29   $1.16    $0.94     $1.36   $1.35    $1.19    $1.16    $1.07    $0.90
Number of accumulation
units outstanding at end of
period (000 omitted)           5,115    6,232   8,438    2,967     5,018   4,466    3,385    2,471    1,608      531
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (2/13/2002)
Accumulation unit value at
beginning of period            $1.08    $1.09   $1.10    $1.08     $1.04   $1.01    $0.99    $1.00    $1.00    $1.00
Accumulation unit value at
end of period                  $1.07    $1.08   $1.09    $1.10     $1.08   $1.04    $1.01    $0.99    $1.00    $1.00
Number of accumulation
units outstanding at end of
period (000 omitted)          10,407   13,198  23,076   51,260    39,420  37,806   22,067   19,507   13,022   12,452
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (2/13/2002)
Accumulation unit value at
beginning of period            $1.36    $1.27   $1.12    $1.21     $1.16   $1.12    $1.11    $1.07    $1.04    $1.00
Accumulation unit value at
end of period                  $1.44    $1.36   $1.27    $1.12     $1.21   $1.16    $1.12    $1.11    $1.07    $1.04
Number of accumulation
units outstanding at end of
period (000 omitted)          26,268   33,910  89,692   93,379   103,330  87,923   50,746   22,751   13,984    6,481
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (2/13/2002)
Accumulation unit value at
beginning of period            $1.67    $1.44   $1.14    $1.94     $1.82   $1.53    $1.36    $1.17    $0.83    $1.00
Accumulation unit value at
end of period                  $1.57    $1.67   $1.44    $1.14     $1.94   $1.82    $1.53    $1.36    $1.17    $0.83
Number of accumulation
units outstanding at end of
period (000 omitted)          22,186   27,619  59,080   64,717    69,629  75,610   47,282   24,579    8,342    3,101
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (2/13/2002)
Accumulation unit value at
beginning of period            $1.00    $0.86   $0.70    $1.22     $1.20   $1.05    $1.00    $0.95    $0.75    $1.00
Accumulation unit value at
end of period                  $1.04    $1.00   $0.86    $0.70     $1.22   $1.20    $1.05    $1.00    $0.95    $0.75
Number of accumulation
units outstanding at end of
period (000 omitted)          10,274   13,426  16,370   18,986    23,697  27,942   27,550    4,862    1,779      291
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (2/13/2002)
Accumulation unit value at
beginning of period            $3.46    $2.92   $1.69    $3.70     $2.70   $2.04    $1.54    $1.25    $0.90    $1.00
Accumulation unit value at
end of period                  $2.71    $3.46   $2.92    $1.69     $3.70   $2.70    $2.04    $1.54    $1.25    $0.90
Number of accumulation
units outstanding at end of
period (000 omitted)           4,202    4,807   7,245   11,453     9,394   9,829    8,412    1,983      492      220
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (2/13/2002)
Accumulation unit value at
beginning of period            $1.69    $1.60   $1.45    $1.47     $1.38   $1.31    $1.39    $1.28    $1.14    $1.00
Accumulation unit value at
end of period                  $1.75    $1.69   $1.60    $1.45     $1.47   $1.38    $1.31    $1.39    $1.28    $1.14
Number of accumulation
units outstanding at end of
period (000 omitted)           8,322   10,119  24,423   26,925    31,193  26,716   18,771    8,568    3,885    1,060
-----------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    37

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,           2011     2010     2009     2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit value at
beginning of period            $1.21    $1.17   $1.11    $1.12     $1.05   $1.05    $1.03    $1.00       --       --
Accumulation unit value at
end of period                  $1.32    $1.21   $1.17    $1.11     $1.12   $1.05    $1.05    $1.03       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           9,442   12,533  40,367   23,321    26,608  31,048   20,279      653       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (4/28/2006)
Accumulation unit value at
beginning of period            $1.27    $1.14   $0.80    $1.08     $1.07   $1.00       --       --       --       --
Accumulation unit value at
end of period                  $1.34    $1.27   $1.14    $0.80     $1.08   $1.07       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           3,953    4,843   5,923    6,783    10,284  12,074       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (2/13/2002)
Accumulation unit value at
beginning of period            $1.85    $1.64   $1.08    $1.46     $1.44   $1.32    $1.28    $1.16    $0.94    $1.00
Accumulation unit value at
end of period                  $1.94    $1.85   $1.64    $1.08     $1.46   $1.44    $1.32    $1.28    $1.16    $0.94
Number of accumulation
units outstanding at end of
period (000 omitted)           7,401    8,986  10,600   13,016    20,960  27,180   28,189   24,305   16,280    3,957
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit value at
beginning of period            $1.46    $1.31   $0.93    $1.15     $1.14   $1.06    $1.04    $1.00       --       --
Accumulation unit value at
end of period                  $1.54    $1.46   $1.31    $0.93     $1.15   $1.14    $1.06    $1.04       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           5,360    6,861  29,266   19,612    20,632  21,052    7,061      300       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (2/13/2002)
Accumulation unit value at
beginning of period            $1.63    $1.45   $1.15    $1.94     $1.74   $1.42    $1.26    $1.08    $0.85    $1.00
Accumulation unit value at
end of period                  $1.42    $1.63   $1.45    $1.15     $1.94   $1.74    $1.42    $1.26    $1.08    $0.85
Number of accumulation
units outstanding at end of
period (000 omitted)           2,246    2,671   3,118    3,748     5,324   5,986    5,133    2,551      340       55
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (2/13/2002)
Accumulation unit value at
beginning of period            $1.03    $0.89   $0.66    $1.19     $1.17   $1.06    $0.99    $0.92    $0.77    $1.00
Accumulation unit value at
end of period                  $0.99    $1.03   $0.89    $0.66     $1.19   $1.17    $1.06    $0.99    $0.92    $0.77
Number of accumulation
units outstanding at end of
period (000 omitted)           5,957    7,579   9,725   12,689    20,603  24,725   23,296    7,403    5,647      973
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2006)
Accumulation unit value at
beginning of period            $1.07    $0.89   $0.71    $1.19     $1.02   $1.00       --       --       --       --
Accumulation unit value at
end of period                  $1.04    $1.07   $0.89    $0.71     $1.19   $1.02       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           7,119    8,954  47,208   42,915    31,378  21,100       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2006)
Accumulation unit value at
beginning of period            $0.99    $0.88   $0.64    $1.26     $1.07   $1.00       --       --       --       --
Accumulation unit value at
end of period                  $0.82    $0.99   $0.88    $0.64     $1.26   $1.07       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           2,622    3,409   4,016    5,121     4,198   9,849       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (2/13/2002)
Accumulation unit value at
beginning of period            $1.55    $1.24   $0.76    $1.40     $1.24   $1.26    $1.15    $1.07    $0.88    $1.00
Accumulation unit value at
end of period                  $1.30    $1.55   $1.24    $0.76     $1.40   $1.24    $1.26    $1.15    $1.07    $0.88
Number of accumulation
units outstanding at end of
period (000 omitted)           1,366    1,677   2,137    2,135     2,984   4,676    5,505    5,961    4,649    1,153
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/2/2005)
Accumulation unit value at
beginning of period            $1.36    $1.12   $0.81    $1.48     $1.36   $1.19    $1.00       --       --       --
Accumulation unit value at
end of period                  $1.23    $1.36   $1.12    $0.81     $1.48   $1.36    $1.19       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           2,719    3,568   6,370    9,682     9,445  15,321      622       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (2/13/2002)
Accumulation unit value at
beginning of period            $1.19    $1.05   $0.84    $1.35     $1.30   $1.14    $1.10    $1.01    $0.80    $1.00
Accumulation unit value at
end of period                  $1.20    $1.19   $1.05    $0.84     $1.35   $1.30    $1.14    $1.10    $1.01    $0.80
Number of accumulation
units outstanding at end of
period (000 omitted)           5,018    5,760   6,575    7,849    10,644  13,132   14,184   11,269    6,544    1,889
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit value at
beginning of period            $1.17    $0.98   $0.79    $1.31     $1.33   $1.13    $1.09    $1.00       --       --
Accumulation unit value at
end of period                  $1.14    $1.17   $0.98    $0.79     $1.31   $1.33    $1.13    $1.09       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             699      657     520      582       925   1,124      921      450       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (2/13/2002)
Accumulation unit value at
beginning of period            $1.68    $1.34   $0.97    $1.59     $1.68   $1.52    $1.46    $1.25    $0.85    $1.00
Accumulation unit value at
end of period                  $1.52    $1.68   $1.34    $0.97     $1.59   $1.68    $1.52    $1.46    $1.25    $0.85
Number of accumulation
units outstanding at end of
period (000 omitted)           1,185    1,364   1,760    2,383     3,378   4,827    5,744    5,617    2,920      900
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (2/13/2002)
Accumulation unit value at
beginning of period            $1.16    $1.13   $1.09    $1.13     $1.08   $1.05    $1.04    $1.05    $1.04    $1.00
Accumulation unit value at
end of period                  $1.16    $1.16   $1.13    $1.09     $1.13   $1.08    $1.05    $1.04    $1.05    $1.04
Number of accumulation
units outstanding at end of
period (000 omitted)           8,324    9,876  11,597   12,804    12,583  16,153   18,707   17,403   14,902    6,107
-----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit value at
beginning of period            $1.01    $0.87   $0.74    $1.13     $0.97   $1.00       --       --       --       --
Accumulation unit value at
end of period                  $0.87    $1.01   $0.87    $0.74     $1.13   $0.97       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           5,777    6,003   6,589    4,848     3,423   9,239       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------



 38    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,           2011     2010     2009     2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at
beginning of period            $1.15    $1.07   $0.75    $1.03     $1.03   $1.00       --       --       --       --
Accumulation unit value at
end of period                  $1.17    $1.15   $1.07    $0.75     $1.03   $1.03       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           9,353    8,826  20,977   18,362    19,211  18,826       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at
beginning of period            $1.05    $0.91   $0.68    $1.20     $1.03   $1.00       --       --       --       --
Accumulation unit value at
end of period                  $1.02    $1.05   $0.91    $0.68     $1.20   $1.03       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          19,991   23,331  32,815   53,546    45,072  40,094       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit value at
beginning of period            $1.18    $1.04   $0.83    $1.44     $1.30   $1.16    $1.09    $1.04    $0.85    $1.00
Accumulation unit value at
end of period                  $1.18    $1.18   $1.04    $0.83     $1.44   $1.30    $1.16    $1.09    $1.04    $0.85
Number of accumulation
units outstanding at end of
period (000 omitted)           7,478    9,202  10,988   14,570    20,111  25,441   28,158   27,602   15,940    3,592
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit value at
beginning of period            $2.37    $1.86   $1.35    $2.25     $1.97   $1.77    $1.52    $1.23    $0.90    $1.00
Accumulation unit value at
end of period                  $2.10    $2.37   $1.86    $1.35     $2.25   $1.97    $1.77    $1.52    $1.23    $0.90
Number of accumulation
units outstanding at end of
period (000 omitted)          16,089   19,376  28,494   38,797    44,787  53,339   46,944   30,787   15,111    4,182
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit value at
beginning of period            $1.62    $1.45   $1.16    $2.09     $1.80   $1.55    $1.32    $1.17    $0.83    $1.00
Accumulation unit value at
end of period                  $1.32    $1.62   $1.45    $1.16     $2.09   $1.80    $1.55    $1.32    $1.17    $0.83
Number of accumulation
units outstanding at end of
period (000 omitted)           3,352    4,194   5,075    6,432     8,255  10,330    9,686    7,474    2,900      553
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (2/13/2002)
Accumulation unit value at
beginning of period            $1.50    $1.25   $1.06    $1.86     $2.37   $1.99    $1.77    $1.36    $1.01    $1.00
Accumulation unit value at
end of period                  $1.40    $1.50   $1.25    $1.06     $1.86   $2.37    $1.99    $1.77    $1.36    $1.01
Number of accumulation
units outstanding at end of
period (000 omitted)           5,048    5,793   7,137    9,150    14,263  20,694   22,307   17,231    9,166    2,887
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (2/13/2002)
Accumulation unit value at
beginning of period            $1.91    $1.51   $1.18    $1.77     $1.84   $1.59    $1.47    $1.20    $0.92    $1.00
Accumulation unit value at
end of period                  $1.82    $1.91   $1.51    $1.18     $1.77   $1.84    $1.59    $1.47    $1.20    $0.92
Number of accumulation
units outstanding at end of
period (000 omitted)           4,671    5,667   7,198    8,815    11,862  14,227   13,298    8,980    5,248    2,075
-----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (2/13/2002)
Accumulation unit value at
beginning of period            $1.38    $1.26   $1.01    $1.62     $1.58   $1.35    $1.23    $1.10    $0.89    $1.00
Accumulation unit value at
end of period                  $1.35    $1.38   $1.26    $1.01     $1.62   $1.58    $1.35    $1.23    $1.10    $0.89
Number of accumulation
units outstanding at end of
period (000 omitted)           6,986    8,593  10,913   14,362    21,837  22,449   18,871   13,076    6,742    1,735
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (2/13/2002)
Accumulation unit value at
beginning of period            $2.02    $1.63   $1.24    $1.98     $1.94   $1.69    $1.51    $1.21    $0.95    $1.00
Accumulation unit value at
end of period                  $1.87    $2.02   $1.63    $1.24     $1.98   $1.94    $1.69    $1.51    $1.21    $0.95
Number of accumulation
units outstanding at end of
period (000 omitted)           8,180   10,069  12,872   16,558    24,512  29,515   30,996   15,049    7,743    2,583
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (2/13/2002)
Accumulation unit value at
beginning of period            $1.12    $1.01   $0.84    $1.35     $1.38   $1.24    $1.17    $1.03    $0.80    $1.00
Accumulation unit value at
end of period                  $1.16    $1.12   $1.01    $0.84     $1.35   $1.38    $1.24    $1.17    $1.03    $0.80
Number of accumulation
units outstanding at end of
period (000 omitted)           6,563    8,681  11,037   13,564    20,871  27,339   30,636    9,922    2,742    1,048
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (2/13/2002)
Accumulation unit value at
beginning of period            $1.01    $0.89   $0.74    $1.31     $1.18   $1.13    $1.05    $1.00    $0.78    $1.00
Accumulation unit value at
end of period                  $0.92    $1.01   $0.89    $0.74     $1.31   $1.18    $1.13    $1.05    $1.00    $0.78
Number of accumulation
units outstanding at end of
period (000 omitted)           6,854    8,736  10,744   12,622    15,385  19,282   24,536    5,492    1,386      379
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (4/29/2011)
Accumulation unit value at
beginning of period            $1.00       --      --       --        --      --       --       --       --       --
Accumulation unit value at
end of period                  $0.82       --      --       --        --      --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             170       --      --       --        --      --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (2/13/2002)
Accumulation unit value at
beginning of period            $1.44    $1.23   $0.88    $1.67     $1.53   $1.33    $1.23    $1.07    $0.80    $1.00
Accumulation unit value at
end of period                  $1.32    $1.44   $1.23    $0.88     $1.67   $1.53    $1.33    $1.23    $1.07    $0.80
Number of accumulation
units outstanding at end of
period (000 omitted)             984    1,142   1,576    2,199     3,003   3,321    2,836    2,429    1,198      552
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (4/29/2011)
Accumulation unit value at
beginning of period            $1.00       --      --       --        --      --       --       --       --       --
Accumulation unit value at
end of period                  $0.92       --      --       --        --      --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           1,155       --      --       --        --      --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at
beginning of period            $1.04    $1.00   $0.80    $1.13     $1.02   $1.00       --       --       --       --
Accumulation unit value at
end of period                  $1.07    $1.04   $1.00    $0.80     $1.13   $1.02       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             789      912     956      923       753   5,096       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    39

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,           2011     2010     2009     2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/1/2005)
Accumulation unit value at
beginning of period            $1.37    $1.23   $0.92    $1.57     $1.38   $1.09    $1.00       --       --       --
Accumulation unit value at
end of period                  $1.26    $1.37   $1.23    $0.92     $1.57   $1.38    $1.09       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           2,863    3,166  14,695   14,785     8,000     503        2       --       --       --
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (2/13/2002)
Accumulation unit value at
beginning of period            $1.01    $0.84   $0.54    $0.99     $0.93   $0.85    $0.84    $0.81    $0.56    $1.00
Accumulation unit value at
end of period                  $0.95    $1.01   $0.84    $0.54     $0.99   $0.93    $0.85    $0.84    $0.81    $0.56
Number of accumulation
units outstanding at end of
period (000 omitted)           2,296    2,504   2,935    2,808     2,913   3,543    4,728    1,650      851      192
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (2/4/2004)
Accumulation unit value at
beginning of period            $1.22    $1.06   $0.84    $1.31     $1.36   $1.18    $1.15    $1.00       --       --
Accumulation unit value at
end of period                  $1.18    $1.22   $1.06    $0.84     $1.31   $1.36    $1.18    $1.15       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          15,566   19,642  32,587   43,694    51,531  60,771   53,896   12,916       --       --
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (2/13/2002)
Accumulation unit value at
beginning of period            $1.38    $1.12   $0.72    $1.30     $1.08   $1.01    $0.92    $0.92    $0.64    $1.00
Accumulation unit value at
end of period                  $1.25    $1.38   $1.12    $0.72     $1.30   $1.08    $1.01    $0.92    $0.92    $0.64
Number of accumulation
units outstanding at end of
period (000 omitted)             332      450     384      367       507     505      468      467      428       68
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at
beginning of period            $0.96    $0.85   $0.63    $1.06     $1.00      --       --       --       --       --
Accumulation unit value at
end of period                  $0.90    $0.96   $0.85    $0.63     $1.06      --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           2,218    3,203  38,560   33,658    25,246      --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (2/13/2002)
Accumulation unit value at
beginning of period            $3.08    $2.49   $1.40    $2.97     $2.34   $1.61    $1.23    $1.05    $0.79    $1.00
Accumulation unit value at
end of period                  $2.06    $3.08   $2.49    $1.40     $2.97   $2.34    $1.61    $1.23    $1.05    $0.79
Number of accumulation
units outstanding at end of
period (000 omitted)             970    1,173   1,272    1,603     1,484   1,656    1,555    1,500    1,254      681
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (4/27/2007)
Accumulation unit value at
beginning of period            $1.05    $0.84   $0.60    $1.02     $1.00      --       --       --       --       --
Accumulation unit value at
end of period                  $1.05    $1.05   $0.84    $0.60     $1.02      --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             307      364     497      443       225      --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at
beginning of period            $1.14    $1.03   $0.75    $1.20     $1.09   $1.03    $0.99    $0.92    $0.76    $1.00
Accumulation unit value at
end of period                  $1.14    $1.14   $1.03    $0.75     $1.20   $1.09    $1.03    $0.99    $0.92    $0.76
Number of accumulation
units outstanding at end of
period (000 omitted)           2,867    3,412   4,222    4,927     5,932   8,628    8,658    5,399    2,971    1,088
-----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at
beginning of period            $1.54    $1.14   $0.71    $1.18     $1.17   $1.04    $1.00    $0.96    $0.72    $1.00
Accumulation unit value at
end of period                  $1.36    $1.54   $1.14    $0.71     $1.18   $1.17    $1.04    $1.00    $0.96    $0.72
Number of accumulation
units outstanding at end of
period (000 omitted)           1,875    1,975   2,166    2,718     3,692   5,363    6,257    6,311    5,191    2,112
-----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at
beginning of period            $2.53    $2.25   $1.71    $2.78     $2.20   $1.70    $1.47    $1.14    $0.85    $1.00
Accumulation unit value at
end of period                  $2.67    $2.53   $2.25    $1.71     $2.78   $2.20    $1.70    $1.47    $1.14    $0.85
Number of accumulation
units outstanding at end of
period (000 omitted)           4,150    4,253   5,019    6,021     7,678   8,231    6,871    3,380    1,670      276
-----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at
beginning of period            $1.04    $0.86   $0.61    $1.11     $1.22   $1.00       --       --       --       --
Accumulation unit value at
end of period                  $0.92    $1.04   $0.86    $0.61     $1.11   $1.22       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           3,764    4,422  10,214   14,095     9,916   8,886       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at
beginning of period            $1.29    $0.98   $0.63    $1.20     $0.99   $1.00       --       --       --       --
Accumulation unit value at
end of period                  $1.18    $1.29   $0.98    $0.63     $1.20   $0.99       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           1,693    1,749   2,148    2,776     2,519   6,372       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at
beginning of period            $0.91    $0.75   $0.56    $1.07     $1.04   $1.00       --       --       --       --
Accumulation unit value at
end of period                  $0.79    $0.91   $0.75    $0.56     $1.07   $1.04       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             638      833   9,498   10,873    10,350   9,305       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at
beginning of period            $1.48    $1.29   $0.94    $1.59     $1.51   $1.30    $1.15    $1.00       --       --
Accumulation unit value at
end of period                  $1.34    $1.48   $1.29    $0.94     $1.59   $1.51    $1.30    $1.15       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           4,886    5,713   6,423    8,456    11,884  14,402   11,208    4,318       --       --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at
beginning of period            $1.40    $1.24   $1.05    $1.24     $1.15   $1.08    $1.07    $1.00       --       --
Accumulation unit value at
end of period                  $1.40    $1.40   $1.24    $1.05     $1.24   $1.15    $1.08    $1.07       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          29,094   36,401  70,681   82,157    92,164  64,615   34,899    7,003       --       --
-----------------------------------------------------------------------------------------------------------------------



 40    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,           2011     2010     2009     2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at
beginning of period            $1.40    $1.15   $0.85    $1.38     $1.42   $1.25    $1.15    $1.00       --       --
Accumulation unit value at
end of period                  $1.36    $1.40   $1.15    $0.85     $1.38   $1.42    $1.25    $1.15       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           3,482    4,518   5,663    7,256     9,606  10,328    6,924    2,998       --       --
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at
beginning of period            $1.25    $1.12   $0.93    $1.11     $1.04   $1.00       --       --       --       --
Accumulation unit value at
end of period                  $1.26    $1.25   $1.12    $0.93     $1.11   $1.04       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           8,122    7,695  26,403   31,669    27,066  26,857       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit value at
beginning of period            $1.17    $1.15   $0.92    $1.12     $1.14   $1.12    $1.00    $0.94    $0.81    $1.00
Accumulation unit value at
end of period                  $1.14    $1.17   $1.15    $0.92     $1.12   $1.14    $1.12    $1.00    $0.94    $0.81
Number of accumulation
units outstanding at end of
period (000 omitted)           1,487    1,676   2,116    2,705     3,423   4,490    4,351    2,530    1,776      617
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit value at
beginning of period            $1.41    $1.30   $1.05    $1.90     $1.77   $1.40    $1.26    $1.09    $0.86    $1.00
Accumulation unit value at
end of period                  $1.16    $1.41   $1.30    $1.05     $1.90   $1.77    $1.40    $1.26    $1.09    $0.86
Number of accumulation
units outstanding at end of
period (000 omitted)           1,199    1,420   1,819    2,476     3,409   3,961    4,252    4,043    4,165    2,086
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at
beginning of period            $1.13    $1.00      --       --        --      --       --       --       --       --
Accumulation unit value at
end of period                  $1.06    $1.13      --       --        --      --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             446      574      --       --        --      --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at
beginning of period            $1.12    $1.00      --       --        --      --       --       --       --       --
Accumulation unit value at
end of period                  $1.08    $1.12      --       --        --      --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           5,318    2,096      --       --        --      --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at
beginning of period            $1.12    $1.00      --       --        --      --       --       --       --       --
Accumulation unit value at
end of period                  $1.08    $1.12      --       --        --      --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          27,553   34,056      --       --        --      --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at
beginning of period            $1.04    $1.00      --       --        --      --       --       --       --       --
Accumulation unit value at
end of period                  $1.07    $1.04      --       --        --      --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           8,652    2,295      --       --        --      --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at
beginning of period            $1.04    $1.00      --       --        --      --       --       --       --       --
Accumulation unit value at
end of period                  $1.07    $1.04      --       --        --      --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          19,636   20,656      --       --        --      --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2006)
Accumulation unit value at
beginning of period            $0.97    $0.88   $0.68    $1.11     $1.08   $1.00       --       --       --       --
Accumulation unit value at
end of period                  $0.93    $0.97   $0.88    $0.68     $1.11   $1.08       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           1,360    2,193  38,320   25,636    18,675  20,639       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit value at
beginning of period            $1.37    $1.14   $0.84    $1.34     $1.28   $1.12    $1.12    $1.00       --       --
Accumulation unit value at
end of period                  $1.27    $1.37   $1.14    $0.84     $1.34   $1.28    $1.12    $1.12       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)             389      441     522      766     1,469   1,490    1,493      840       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at
beginning of period            $1.09    $1.00      --       --        --      --       --       --       --       --
Accumulation unit value at
end of period                  $1.09    $1.09      --       --        --      --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          27,954   12,697      --       --        --      --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at
beginning of period            $1.09    $1.00      --       --        --      --       --       --       --       --
Accumulation unit value at
end of period                  $1.09    $1.09      --       --        --      --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)         165,095  199,338      --       --        --      --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at
beginning of period            $1.11    $1.00      --       --        --      --       --       --       --       --
Accumulation unit value at
end of period                  $1.08    $1.11      --       --        --      --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          14,158    6,430      --       --        --      --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at
beginning of period            $1.11    $1.00      --       --        --      --       --       --       --       --
Accumulation unit value at
end of period                  $1.09    $1.11      --       --        --      --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          92,740  118,440      --       --        --      --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    41

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,           2011     2010     2009     2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at
beginning of period            $1.07    $1.00      --       --        --      --       --       --       --       --
Accumulation unit value at
end of period                  $1.08    $1.07      --       --        --      --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          15,647    5,250      --       --        --      --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at
beginning of period            $1.07    $1.00      --       --        --      --       --       --       --       --
Accumulation unit value at
end of period                  $1.08    $1.07      --       --        --      --       --       --       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)          52,813   58,788      --       --        --      --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (2/13/2002)
Accumulation unit value at
beginning of period            $1.90    $1.54   $1.14    $1.68     $1.79   $1.50    $1.43    $1.21    $0.88    $1.00
Accumulation unit value at
end of period                  $1.79    $1.90   $1.54    $1.14     $1.68   $1.79    $1.50    $1.43    $1.21    $0.88
Number of accumulation
units outstanding at end of
period (000 omitted)           4,645    6,022  20,099   23,170    23,547  19,283   20,683   11,379    7,181    3,316
-----------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (2/13/2002)
Accumulation unit value at
beginning of period            $3.08    $2.49   $1.68    $3.12     $2.71   $1.99    $1.66    $1.28    $0.87    $1.00
Accumulation unit value at
end of period                  $2.60    $3.08   $2.49    $1.68     $3.12   $2.71    $1.99    $1.66    $1.28    $0.87
Number of accumulation
units outstanding at end of
period (000 omitted)           7,022    8,554  14,208   16,311    18,491  21,367   19,260    9,273    4,376    1,523
-----------------------------------------------------------------------------------------------------------------------
WANGER USA (2/13/2002)
Accumulation unit value at
beginning of period            $1.78    $1.46   $1.03    $1.73     $1.66   $1.56    $1.41    $1.21    $0.85    $1.00
Accumulation unit value at
end of period                  $1.70    $1.78   $1.46    $1.03     $1.73   $1.66    $1.56    $1.41    $1.21    $0.85
Number of accumulation
units outstanding at end of
period (000 omitted)          12,712   15,507  23,568   28,344    36,469  42,372   41,455   26,304   13,657    3,732
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (2/13/2002)
Accumulation unit value at
beginning of period            $1.28    $1.14   $1.00    $1.42     $1.33   $1.20    $1.16    $1.07    $0.88    $1.00
Accumulation unit value at
end of period                  $1.35    $1.28   $1.14    $1.00     $1.42   $1.33    $1.20    $1.16    $1.07    $0.88
Number of accumulation
units outstanding at end of
period (000 omitted)           1,554    1,870   2,083    2,739     3,917   4,549    5,289    5,233    3,858    1,279
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (2/4/2004)
Accumulation unit value at
beginning of period            $1.38    $1.20   $1.05    $1.81     $1.59   $1.31    $1.14    $1.00       --       --
Accumulation unit value at
end of period                  $1.19    $1.38   $1.20    $1.05     $1.81   $1.59    $1.31    $1.14       --       --
Number of accumulation
units outstanding at end of
period (000 omitted)           2,535    3,118  15,466    3,851     5,245   6,006    4,632    1,316       --       --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (2/13/2002)
Accumulation unit value at
beginning of period            $1.58    $1.29   $0.88    $1.48     $1.40   $1.26    $1.18    $1.01    $0.75    $1.00
Accumulation unit value at
end of period                  $1.47    $1.58   $1.29    $0.88     $1.48   $1.40    $1.26    $1.18    $1.01    $0.75
Number of accumulation
units outstanding at end of
period (000 omitted)           2,590    2,173   2,701    3,344     4,587   6,324    7,621    6,990    5,557    2,340
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (2/13/2002)
Accumulation unit value at
beginning of period            $1.68    $1.34   $0.88    $1.52     $1.35   $1.11    $1.06    $0.94    $0.67    $1.00
Accumulation unit value at
end of period                  $1.58    $1.68   $1.34    $0.88     $1.52   $1.35    $1.11    $1.06    $0.94    $0.67
Number of accumulation
units outstanding at end of
period (000 omitted)           2,077    2,621   2,879    3,050     3,223   2,943    2,596    2,735    1,772      662
-----------------------------------------------------------------------------------------------------------------------






 42    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                        2011       2010      2009     2008     2007    2006
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period              $1.26      $1.08    $0.71    $1.37    $1.15   $1.00
Accumulation unit value at end of period                    $0.96      $1.26    $1.08    $0.71    $1.37   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,028      1,335    1,422      868      826   2,366
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period              $0.95      $0.85    $0.71    $1.22    $1.17   $1.00
Accumulation unit value at end of period                    $1.00      $0.95    $0.85    $0.71    $1.22   $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                        3,474      3,473    3,606    3,339    3,809     815
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period              $0.82      $0.80    $0.60    $1.30    $1.24   $1.00
Accumulation unit value at end of period                    $0.66      $0.82    $0.80    $0.60    $1.30   $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                       12,398     15,576   55,082  134,103   71,496  17,586
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period              $1.08      $0.99    $0.73    $1.23    $1.09   $1.00
Accumulation unit value at end of period                    $1.03      $1.08    $0.99    $0.73    $1.23   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,157        917    1,097      905      839     170
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period              $1.26      $1.07    $0.83    $1.12    $1.16   $1.00
Accumulation unit value at end of period                    $1.24      $1.26    $1.07    $0.83    $1.12   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                        3,927      4,221   25,534   34,239   39,420   1,124
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/26/2006)
Accumulation unit value at beginning of period              $1.09      $0.96    $0.72    $1.24    $1.04   $1.00
Accumulation unit value at end of period                    $1.09      $1.09    $0.96    $0.72    $1.24   $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,484      1,807    1,872    2,187    1,670  16,170
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period              $1.05      $0.93    $0.79    $1.09    $1.16   $1.00
Accumulation unit value at end of period                    $1.04      $1.05    $0.93    $0.79    $1.09   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                        8,675      8,359    9,000    8,788    9,147   3,228
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.08      $0.97    $0.79    $1.13    $1.13   $1.00
Accumulation unit value at end of period                    $1.09      $1.08    $0.97    $0.79    $1.13   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                        5,063      5,955    7,468    2,260    3,045     692
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.00      $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.98      $1.00       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          202         25       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.05      $1.06    $1.07    $1.06    $1.02   $1.00
Accumulation unit value at end of period                    $1.04      $1.05    $1.06    $1.07    $1.06   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                       22,516     27,422   40,034   78,386   66,258  30,300
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.02      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.07      $1.02       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           74          9       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.23      $1.15    $1.01    $1.09    $1.05   $1.00
Accumulation unit value at end of period                    $1.30      $1.23    $1.15    $1.01    $1.09   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                       41,410     46,358  442,738  396,544  332,535  82,281
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.21      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.13      $1.21       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           15         --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.04      $0.90    $0.71    $1.20    $1.13   $1.00
Accumulation unit value at end of period                    $0.97      $1.04    $0.90    $0.71    $1.20   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                       27,856     32,441  313,086  252,046  139,948  47,849
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.21      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.25      $1.21       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           --         --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------


                                          RIVERSOURCE VARIABLE ACCOUNT 10    43

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                        2011       2010      2009     2008     2007    2006
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $0.96      $0.83    $0.67    $1.17    $1.15   $1.00
Accumulation unit value at end of period                    $1.00      $0.96    $0.83    $0.67    $1.17   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,582      1,062    1,185      914    1,147     275
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.22      $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.95      $1.22       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                            7          2       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.72      $1.45    $0.84    $1.83    $1.34   $1.00
Accumulation unit value at end of period                    $1.34      $1.72    $1.45    $0.84    $1.83   $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                        9,013     10,790   37,952   71,157   31,794   8,077
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.04      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.08      $1.04       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                            3          3       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.28      $1.22    $1.10    $1.12    $1.05   $1.00
Accumulation unit value at end of period                    $1.33      $1.28    $1.22    $1.10    $1.12   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                       15,817     16,568  143,161  130,420  111,551  23,263
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.02      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.11      $1.02       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                            2          2       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.19      $1.15    $1.09    $1.10    $1.03   $1.00
Accumulation unit value at end of period                    $1.30      $1.19    $1.15    $1.09    $1.10   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       12,795     12,681  214,008   81,236   68,621  29,756
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (6/26/2006)
Accumulation unit value at beginning of period              $1.28      $1.16    $0.81    $1.09    $1.08   $1.00
Accumulation unit value at end of period                    $1.35      $1.28    $1.16    $0.81    $1.09   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                        6,444      6,905    6,860    5,532    5,720   2,032
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.08      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.13      $1.08       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           14          7       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.38      $1.22    $0.80    $1.09    $1.08   $1.00
Accumulation unit value at end of period                    $1.44      $1.38    $1.22    $0.80    $1.09   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                       11,121     12,241   12,921   10,347   11,949   4,619
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.07      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.12      $1.07       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           24         17       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.37      $1.23    $0.87    $1.08    $1.07   $1.00
Accumulation unit value at end of period                    $1.44      $1.37    $1.23    $0.87    $1.08   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       10,394     11,029  180,301   95,420   75,951  28,107
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.19      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.03      $1.19       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           --         --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.10      $0.98    $0.77    $1.31    $1.18   $1.00
Accumulation unit value at end of period                    $0.95      $1.10    $0.98    $0.77    $1.31   $1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                        2,968      3,475    3,620    3,288    3,183   1,483
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.21      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.16      $1.21       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           --         --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------



 44    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                        2011       2010      2009     2008     2007    2006
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.00      $0.86    $0.64    $1.16    $1.14   $1.00
Accumulation unit value at end of period                    $0.96      $1.00    $0.86    $0.64    $1.16   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                        2,470      3,012    2,841    2,743    3,731   1,229
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.01      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.02      $1.01       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                            7          8       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (6/26/2006)
Accumulation unit value at beginning of period              $1.15      $0.95    $0.76    $1.27    $1.09   $1.00
Accumulation unit value at end of period                    $1.11      $1.15    $0.95    $0.76    $1.27   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       12,679     14,397  250,317  170,602   98,884  25,237
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (6/26/2006)
Accumulation unit value at beginning of period              $1.12      $0.99    $0.73    $1.42    $1.20   $1.00
Accumulation unit value at end of period                    $0.93      $1.12    $0.99    $0.73    $1.42   $1.20
Number of accumulation units outstanding at end of
period (000 omitted)                                        4,678      5,748    6,844    7,828    5,334  11,268
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.27      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.07      $1.27       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           --         --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.30      $1.04    $0.65    $1.18    $1.05   $1.00
Accumulation unit value at end of period                    $1.10      $1.30    $1.04    $0.65    $1.18   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                        2,309      2,695    2,466      951      867     201
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.26      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.14      $1.26       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                            6         --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.10      $0.90    $0.65    $1.19    $1.09   $1.00
Accumulation unit value at end of period                    $0.99      $1.10    $0.90    $0.65    $1.19   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        8,067      9,643   26,538   41,871   28,850  23,159
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.05      $0.92    $0.74    $1.19    $1.14   $1.00
Accumulation unit value at end of period                    $1.05      $1.05    $0.92    $0.74    $1.19   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                        3,792      3,814    3,971    3,649    2,723     808
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.20      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.17      $1.20       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           --         --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.02      $0.86    $0.69    $1.15    $1.16   $1.00
Accumulation unit value at end of period                    $0.99      $1.02    $0.86    $0.69    $1.15   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,120      1,238      753      543      624     255
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.27      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.15      $1.27       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                            1          1       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.10      $0.87    $0.63    $1.04    $1.10   $1.00
Accumulation unit value at end of period                    $0.99      $1.10    $0.87    $0.63    $1.04   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,468      1,586    1,107      745      671     344
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.00      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.00      $1.00       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          153         27       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.10      $1.08    $1.03    $1.07    $1.03   $1.00
Accumulation unit value at end of period                    $1.10      $1.10    $1.08    $1.03    $1.07   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       10,315     13,992   14,488   13,686    5,824   1,511
-------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    45

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                        2011       2010      2009     2008     2007    2006
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (4/29/2011)
Accumulation unit value at beginning of period              $1.00         --       --       --       --      --
Accumulation unit value at end of period                    $0.95         --       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           --         --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (6/26/2006)
Accumulation unit value at beginning of period              $1.06      $0.91    $0.77    $1.18    $1.02   $1.00
Accumulation unit value at end of period                    $0.91      $1.06    $0.91    $0.77    $1.18   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                        7,027      6,597    6,272    4,552    2,404  11,513
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.05      $0.96    $0.78    $1.37    $1.18   $1.00
Accumulation unit value at end of period                    $0.88      $1.05    $0.96    $0.78    $1.37   $1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,716      1,949    1,869    2,216    1,461     334
-------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (6/26/2006)
Accumulation unit value at beginning of period              $1.15      $1.06    $0.74    $1.03    $1.03   $1.00
Accumulation unit value at end of period                    $1.16      $1.15    $1.06    $0.74    $1.03   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       18,777     17,997  118,218   85,447   67,726  27,120
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period              $1.12      $0.97    $0.72    $1.27    $1.10   $1.00
Accumulation unit value at end of period                    $1.08      $1.12    $0.97    $0.72    $1.27   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                       29,394     31,769   80,198  170,866  120,474  48,092
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period              $1.31      $1.03    $0.74    $1.24    $1.09   $1.00
Accumulation unit value at end of period                    $1.15      $1.31    $1.03    $0.74    $1.24   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       18,656     21,472   79,888  111,747   60,463  18,038
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period              $1.04      $0.93    $0.75    $1.34    $1.16   $1.00
Accumulation unit value at end of period                    $0.85      $1.04    $0.93    $0.75    $1.34   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                        4,698      5,049    5,548    5,707    4,948   1,434
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period              $0.77      $0.64    $0.54    $0.95    $1.21   $1.00
Accumulation unit value at end of period                    $0.71      $0.77    $0.64    $0.54    $0.95   $1.21
Number of accumulation units outstanding at end of
period (000 omitted)                                        5,753      5,597    5,633    6,070    7,265   3,157
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period              $1.13      $0.89    $0.70    $1.05    $1.09   $1.00
Accumulation unit value at end of period                    $1.08      $1.13    $0.89    $0.70    $1.05   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        5,057      5,828    6,619    6,684    6,312   2,407
-------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period              $1.00      $0.91    $0.73    $1.17    $1.14   $1.00
Accumulation unit value at end of period                    $0.98      $1.00    $0.91    $0.73    $1.17   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                       10,509     11,979   12,441   13,358   15,116   4,294
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (6/26/2006)
Accumulation unit value at beginning of period              $0.92      $0.82    $0.68    $1.10    $1.13   $1.00
Accumulation unit value at end of period                    $0.94      $0.92    $0.82    $0.68    $1.10   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                        3,539      3,820    3,784    3,714    4,307   1,797
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period              $0.93      $0.81    $0.68    $1.20    $1.09   $1.00
Accumulation unit value at end of period                    $0.84      $0.93    $0.81    $0.68    $1.20   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,363      1,497    1,761    1,891    1,961   1,047
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.04      $0.89    $0.63    $1.21    $1.10   $1.00
Accumulation unit value at end of period                    $0.95      $1.04    $0.89    $0.63    $1.21   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,000      1,259    1,623    1,750    2,258     575
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES II SHARES (4/29/2011)
Accumulation unit value at beginning of period              $1.00         --       --       --       --      --
Accumulation unit value at end of period                    $0.92         --       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,711         --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.10      $1.06    $0.84    $1.20    $1.08   $1.00
Accumulation unit value at end of period                    $1.13      $1.10    $1.06    $0.84    $1.20   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                        2,394      2,319    2,339    1,902    1,489   7,279
-------------------------------------------------------------------------------------------------------------------



 46    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                        2011       2010      2009     2008     2007    2006
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.22      $1.10    $0.82    $1.40    $1.24   $1.00
Accumulation unit value at end of period                    $1.13      $1.22    $1.10    $0.82    $1.40   $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                        6,515      7,072   94,818   82,817   36,588     566
-------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.01      $0.88    $0.70    $1.10    $1.13   $1.00
Accumulation unit value at end of period                    $0.98      $1.01    $0.88    $0.70    $1.10   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                        7,166      8,232   81,027  107,604   68,660  32,553
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of period              $0.96      $0.85    $0.63    $1.06    $1.00      --
Accumulation unit value at end of period                    $0.90      $0.96    $0.85    $0.63    $1.06      --
Number of accumulation units outstanding at end of
period (000 omitted)                                        5,118      6,484  250,167  182,177  115,892      --
-------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (4/27/2007)
Accumulation unit value at beginning of period              $1.04      $0.84    $0.60    $1.02    $1.00      --
Accumulation unit value at end of period                    $1.05      $1.04    $0.84    $0.60    $1.02      --
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,354      1,342    1,238      929      534      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period              $1.15      $1.04    $0.75    $1.21    $1.10   $1.00
Accumulation unit value at end of period                    $1.14      $1.15    $1.04    $0.75    $1.21   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                        2,127      2,062    1,651      807      641     321
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period              $1.42      $1.27    $0.96    $1.57    $1.24   $1.00
Accumulation unit value at end of period                    $1.50      $1.42    $1.27    $0.96    $1.57   $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                       10,346      9,996   10,420   10,996   10,760   2,967
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.08      $0.90    $0.64    $1.16    $1.28   $1.00
Accumulation unit value at end of period                    $0.96      $1.08    $0.90    $0.64    $1.16   $1.28
Number of accumulation units outstanding at end of
period (000 omitted)                                        4,699      5,173   38,110   50,443   20,119  11,119
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.41      $1.07    $0.69    $1.31    $1.08   $1.00
Accumulation unit value at end of period                    $1.29      $1.41    $1.07    $0.69    $1.31   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                        3,626      3,564    3,043    2,825    2,863   8,501
-------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period              $1.02      $0.85    $0.64    $1.20    $1.17   $1.00
Accumulation unit value at end of period                    $0.89      $1.02    $0.85    $0.64    $1.20   $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,876      2,095   52,314   49,940   38,901  12,041
-------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period              $1.14      $0.94    $0.72    $1.21    $1.14   $1.00
Accumulation unit value at end of period                    $1.10      $1.14    $0.94    $0.72    $1.21   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                          668        663      607      615      433     124
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.14      $1.00    $0.72    $1.22    $1.17   $1.00
Accumulation unit value at end of period                    $1.03      $1.14    $1.00    $0.72    $1.22   $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                        4,735      4,933    5,430    5,426    5,428   2,158
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.32      $1.16    $0.99    $1.17    $1.08   $1.00
Accumulation unit value at end of period                    $1.31      $1.32    $1.16    $0.99    $1.17   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                       48,110     52,025  270,231  222,194  182,029  37,454
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.09      $0.89    $0.66    $1.07    $1.10   $1.00
Accumulation unit value at end of period                    $1.05      $1.09    $0.89    $0.66    $1.07   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                        4,137      4,833    5,411    5,373    5,501   2,177
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period              $0.96      $0.85    $0.65    $1.12    $1.07   $1.00
Accumulation unit value at end of period                    $0.91      $0.96    $0.85    $0.65    $1.12   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,205      1,186    1,308    1,236    1,705     113
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (6/26/2006)
Accumulation unit value at beginning of period              $1.28      $1.14    $0.95    $1.14    $1.07   $1.00
Accumulation unit value at end of period                    $1.29      $1.28    $1.14    $0.95    $1.14   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       14,599     13,843  143,534  158,174  117,365  42,994
-------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    47

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                        2011       2010      2009     2008     2007    2006
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period              $1.12      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.07      $1.12       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                        9,262      4,608       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period              $1.12      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.08      $1.12       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      194,646    212,702       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.00      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.06      $1.00       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                            3          3       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.21      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.19      $1.21       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                            2          2       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.21      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.03      $1.21       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                            6          2       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.29      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.21      $1.29       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                            2          1       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period              $1.04      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.07      $1.04       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       19,166      9,779       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period              $1.04      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.07      $1.04       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      278,439    245,306       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.16      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.11      $1.16       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                            1          1       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.00      $0.91    $0.70    $1.15    $1.12   $1.00
Accumulation unit value at end of period                    $0.95      $1.00    $0.91    $0.70    $1.15   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                        4,460      5,128  244,849  135,010   80,555  31,988
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.18      $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.94      $1.18       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                            2          2       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.05      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.05      $1.05       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           --         --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.23      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.14      $1.23       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                            7          2       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.18      $0.98    $0.72    $1.16    $1.10   $1.00
Accumulation unit value at end of period                    $1.09      $1.18    $0.98    $0.72    $1.16   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          832        889      792      682      661      84
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.16      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.07      $1.16       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                            4          4       --       --       --      --
-------------------------------------------------------------------------------------------------------------------



 48    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                        2011       2010      2009     2008     2007    2006
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.00      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.06      $1.00       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           14         --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.19      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.20      $1.19       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                            3          2       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.24      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.19      $1.24       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                            7          5       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.16      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.14      $1.16       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                            2          2       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period              $1.09      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.08      $1.09       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       87,051     57,790       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period              $1.09      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.09      $1.09       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,602,861  1,685,221       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period              $1.11      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.08      $1.11       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       51,157     33,804       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period              $1.11      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.09      $1.11       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      850,053    918,448       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period              $1.07      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.08      $1.07       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       38,847     21,323       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period              $1.07      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.08      $1.07       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      501,599    497,806       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.20      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.07      $1.20       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                            5          1       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.17      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.20      $1.17       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                            4          4       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.23      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.21      $1.23       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           --         --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.29      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.27      $1.29       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                            1          1       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.23      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.16      $1.23       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                            2         --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    49

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                        2011       2010      2009     2008     2007    2006
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.19      $0.97    $0.72    $1.06    $1.12   $1.00
Accumulation unit value at end of period                    $1.13      $1.19    $0.97    $0.72    $1.06   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                        4,661      5,660  145,260  131,215   85,865  10,682
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.00      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.04      $1.00       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           --         --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.17      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.01      $1.17       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                            3          1       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.00      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.01      $1.00       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           --         --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (6/26/2006)
Accumulation unit value at beginning of period              $1.41      $1.14    $0.77    $1.43    $1.24   $1.00
Accumulation unit value at end of period                    $1.19      $1.41    $1.14    $0.77    $1.43   $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                       12,955     14,811   75,441   53,867   29,049  11,710
-------------------------------------------------------------------------------------------------------------------
WANGER USA (6/26/2006)
Accumulation unit value at beginning of period              $1.15      $0.95    $0.67    $1.13    $1.08   $1.00
Accumulation unit value at end of period                    $1.10      $1.15    $0.95    $0.67    $1.13   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                       10,675     11,753   60,871   53,861   36,284   4,737
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period              $1.01      $0.88    $0.77    $1.33    $1.17   $1.00
Accumulation unit value at end of period                    $0.87      $1.01    $0.88    $0.77    $1.33   $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                        3,409      3,739  122,714    2,444    2,285     776
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period              $1.25      $1.02    $0.70    $1.18    $1.11   $1.00
Accumulation unit value at end of period                    $1.17      $1.25    $1.02    $0.70    $1.18   $1.11
Number of accumulation units outstanding at end of
period (000 omitted)                                        4,080      1,135    1,197    1,080      959     327
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period              $1.42      $1.13    $0.75    $1.29    $1.14   $1.00
Accumulation unit value at end of period                    $1.34      $1.42    $1.13    $0.75    $1.29   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                        4,337      5,102    4,669    3,444    3,245     854
-------------------------------------------------------------------------------------------------------------------






 50    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                        2011       2010      2009     2008     2007    2006
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period              $1.26      $1.08    $0.71    $1.37    $1.15   $1.00
Accumulation unit value at end of period                    $0.96      $1.26    $1.08    $0.71    $1.37   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                          922      1,049    1,057      587      365   1,142
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period              $0.95      $0.85    $0.71    $1.22    $1.17   $1.00
Accumulation unit value at end of period                    $0.99      $0.95    $0.85    $0.71    $1.22   $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,717      1,850    2,039    1,592    1,556     507
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period              $0.82      $0.80    $0.60    $1.30    $1.24   $1.00
Accumulation unit value at end of period                    $0.65      $0.82    $0.80    $0.60    $1.30   $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                       10,020     11,867   40,250   87,244   38,356   8,397
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period              $1.08      $0.99    $0.73    $1.23    $1.09   $1.00
Accumulation unit value at end of period                    $1.03      $1.08    $0.99    $0.73    $1.23   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                          274        306      239      150      158     111
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period              $1.26      $1.07    $0.83    $1.12    $1.16   $1.00
Accumulation unit value at end of period                    $1.24      $1.26    $1.07    $0.83    $1.12   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                        2,224      2,309   17,413   21,846   20,594     250
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/26/2006)
Accumulation unit value at beginning of period              $1.09      $0.95    $0.72    $1.24    $1.04   $1.00
Accumulation unit value at end of period                    $1.09      $1.09    $0.95    $0.72    $1.24   $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                          591        853      821      577      514   7,306
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period              $1.04      $0.93    $0.79    $1.09    $1.16   $1.00
Accumulation unit value at end of period                    $1.04      $1.04    $0.93    $0.79    $1.09   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                        4,303      4,363    4,264    3,835    3,320   1,105
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.07      $0.97    $0.79    $1.13    $1.13   $1.00
Accumulation unit value at end of period                    $1.09      $1.07    $0.97    $0.79    $1.13   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                        2,998      3,328    4,084    1,157    1,380     306
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.00      $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.98      $1.00       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          231        564       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.05      $1.06    $1.07    $1.06    $1.02   $1.00
Accumulation unit value at end of period                    $1.03      $1.05    $1.06    $1.07    $1.06   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                       10,906     12,070   19,630   37,395   21,785   9,715
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.02      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.07      $1.02       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          720        133       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.23      $1.14    $1.01    $1.09    $1.05   $1.00
Accumulation unit value at end of period                    $1.29      $1.23    $1.14    $1.01    $1.09   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                       19,814     22,789  328,316  248,818  163,183  34,539
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.21      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.13      $1.21       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          216         14       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.03      $0.89    $0.71    $1.20    $1.13   $1.00
Accumulation unit value at end of period                    $0.97      $1.03    $0.89    $0.71    $1.20   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                       15,637     18,439  227,242  159,469   71,512  20,717
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.21      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.25      $1.21       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           --         --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------


                                          RIVERSOURCE VARIABLE ACCOUNT 10    51

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                        2011       2010      2009     2008     2007    2006
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $0.96      $0.82    $0.67    $1.17    $1.15   $1.00
Accumulation unit value at end of period                    $1.00      $0.96    $0.82    $0.67    $1.17   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                          417        368      375      366      461     129
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.22      $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.95      $1.22       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          262         66       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.71      $1.45    $0.84    $1.83    $1.34   $1.00
Accumulation unit value at end of period                    $1.34      $1.71    $1.45    $0.84    $1.83   $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                        5,522      6,267   25,932   45,352   16,836   3,634
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.04      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.08      $1.04       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          134         48       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.28      $1.21    $1.10    $1.12    $1.05   $1.00
Accumulation unit value at end of period                    $1.33      $1.28    $1.21    $1.10    $1.12   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                        6,279      7,961  103,933   79,449   54,634   9,735
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.02      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.10      $1.02       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           79         61       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.19      $1.15    $1.09    $1.10    $1.03   $1.00
Accumulation unit value at end of period                    $1.29      $1.19    $1.15    $1.09    $1.10   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                        5,537      6,274  157,675   48,593   33,414  12,575
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (6/26/2006)
Accumulation unit value at beginning of period              $1.28      $1.15    $0.81    $1.09    $1.08   $1.00
Accumulation unit value at end of period                    $1.34      $1.28    $1.15    $0.81    $1.09   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                        2,784      3,432    2,847    2,027    1,780     588
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.08      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.13      $1.08       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          226         39       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.38      $1.22    $0.80    $1.08    $1.08   $1.00
Accumulation unit value at end of period                    $1.44      $1.38    $1.22    $0.80    $1.08   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                        5,135      6,185    5,553    2,850    3,380   1,111
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.07      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.12      $1.07       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          652         97       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.37      $1.23    $0.87    $1.08    $1.07   $1.00
Accumulation unit value at end of period                    $1.44      $1.37    $1.23    $0.87    $1.08   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                        4,947      5,172  132,844   59,935   38,612  11,996
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.19      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.03      $1.19       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           43         16       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.10      $0.97    $0.77    $1.31    $1.18   $1.00
Accumulation unit value at end of period                    $0.95      $1.10    $0.97    $0.77    $1.31   $1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,620      1,824    1,873    1,656    1,210     490
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.21      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.15      $1.21       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           90         11       --       --       --      --
-------------------------------------------------------------------------------------------------------------------



 52    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                        2011       2010      2009     2008     2007    2006
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.00      $0.86    $0.64    $1.16    $1.14   $1.00
Accumulation unit value at end of period                    $0.96      $1.00    $0.86    $0.64    $1.16   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,062      1,117    1,096    1,181    1,382     367
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.01      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.02      $1.01       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           60         30       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (6/26/2006)
Accumulation unit value at beginning of period              $1.15      $0.95    $0.76    $1.27    $1.09   $1.00
Accumulation unit value at end of period                    $1.10      $1.15    $0.95    $0.76    $1.27   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        7,920      9,404  185,351  110,062   51,553  11,519
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (6/26/2006)
Accumulation unit value at beginning of period              $1.11      $0.99    $0.73    $1.42    $1.20   $1.00
Accumulation unit value at end of period                    $0.92      $1.11    $0.99    $0.73    $1.42   $1.20
Number of accumulation units outstanding at end of
period (000 omitted)                                        3,379      4,074    4,454    4,367    2,855   5,330
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.27      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.06      $1.27       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           93         29       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.30      $1.04    $0.64    $1.18    $1.05   $1.00
Accumulation unit value at end of period                    $1.09      $1.30    $1.04    $0.64    $1.18   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,540      1,299      899      309      239     160
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.26      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.14      $1.26       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           67          1       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.09      $0.90    $0.65    $1.19    $1.09   $1.00
Accumulation unit value at end of period                    $0.99      $1.09    $0.90    $0.65    $1.19   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        3,744      4,691   16,209   25,171   13,681  10,320
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.04      $0.92    $0.74    $1.19    $1.14   $1.00
Accumulation unit value at end of period                    $1.05      $1.04    $0.92    $0.74    $1.19   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                        2,396      2,080    1,603    1,026    1,015     235
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.20      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.17      $1.20       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           58         26       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.02      $0.85    $0.69    $1.14    $1.16   $1.00
Accumulation unit value at end of period                    $0.99      $1.02    $0.85    $0.69    $1.14   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                          463        376      286      100      168      24
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.27      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.15      $1.27       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           67         32       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.09      $0.87    $0.63    $1.04    $1.10   $1.00
Accumulation unit value at end of period                    $0.99      $1.09    $0.87    $0.63    $1.04   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          676        617      362      263      187      54
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.00      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.00      $1.00       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          189         42       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.10      $1.08    $1.03    $1.07    $1.03   $1.00
Accumulation unit value at end of period                    $1.10      $1.10    $1.08    $1.03    $1.07   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                        5,279      6,531    6,712    3,556    1,592     369
-------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    53

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                        2011       2010      2009     2008     2007    2006
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (4/29/2011)
Accumulation unit value at beginning of period              $1.00         --       --       --       --      --
Accumulation unit value at end of period                    $0.95         --       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          218         --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (6/26/2006)
Accumulation unit value at beginning of period              $1.05      $0.91    $0.77    $1.18    $1.02   $1.00
Accumulation unit value at end of period                    $0.91      $1.05    $0.91    $0.77    $1.18   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                        5,100      5,474    4,737    3,330    1,797   5,526
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.04      $0.96    $0.78    $1.37    $1.18   $1.00
Accumulation unit value at end of period                    $0.88      $1.04    $0.96    $0.78    $1.37   $1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,401      1,476    1,405    1,322      712     187
-------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (6/26/2006)
Accumulation unit value at beginning of period              $1.14      $1.06    $0.74    $1.03    $1.03   $1.00
Accumulation unit value at end of period                    $1.16      $1.14    $1.06    $0.74    $1.03   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                        9,888      9,427   85,892   52,812   32,564  11,485
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period              $1.12      $0.97    $0.72    $1.27    $1.10   $1.00
Accumulation unit value at end of period                    $1.07      $1.12    $0.97    $0.72    $1.27   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                       19,196     20,266   55,492  108,730   62,826  21,709
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period              $1.31      $1.03    $0.74    $1.24    $1.09   $1.00
Accumulation unit value at end of period                    $1.15      $1.31    $1.03    $0.74    $1.24   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       11,982     13,369   55,298   70,935   30,848   8,140
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period              $1.04      $0.93    $0.74    $1.34    $1.16   $1.00
Accumulation unit value at end of period                    $0.85      $1.04    $0.93    $0.74    $1.34   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,595      1,884    1,988    1,887    1,417     577
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period              $0.76      $0.64    $0.54    $0.95    $1.21   $1.00
Accumulation unit value at end of period                    $0.71      $0.76    $0.64    $0.54    $0.95   $1.21
Number of accumulation units outstanding at end of
period (000 omitted)                                        3,952      3,862    3,724    3,060    2,707   1,034
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period              $1.13      $0.89    $0.70    $1.05    $1.09   $1.00
Accumulation unit value at end of period                    $1.08      $1.13    $0.89    $0.70    $1.05   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        3,786      3,986    3,930    3,508    3,160     896
-------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period              $0.99      $0.90    $0.73    $1.17    $1.14   $1.00
Accumulation unit value at end of period                    $0.97      $0.99    $0.90    $0.73    $1.17   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                        6,373      7,190    7,366    7,976    8,346   2,910
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (6/26/2006)
Accumulation unit value at beginning of period              $0.91      $0.82    $0.68    $1.10    $1.13   $1.00
Accumulation unit value at end of period                    $0.94      $0.91    $0.82    $0.68    $1.10   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,023      1,238    1,364    1,887    2,280   1,088
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period              $0.93      $0.81    $0.68    $1.20    $1.09   $1.00
Accumulation unit value at end of period                    $0.84      $0.93    $0.81    $0.68    $1.20   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                          520        318      504      452      376     159
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.04      $0.88    $0.63    $1.20    $1.10   $1.00
Accumulation unit value at end of period                    $0.95      $1.04    $0.88    $0.63    $1.20   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          948      1,017    1,177    1,144    1,126     320
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES II SHARES (4/29/2011)
Accumulation unit value at beginning of period              $1.00         --       --       --       --      --
Accumulation unit value at end of period                    $0.91         --       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,651         --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.10      $1.06    $0.84    $1.20    $1.08   $1.00
Accumulation unit value at end of period                    $1.13      $1.10    $1.06    $0.84    $1.20   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,130        988      923      830      730   3,445
-------------------------------------------------------------------------------------------------------------------



 54    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                        2011       2010      2009     2008     2007    2006
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.22      $1.10    $0.82    $1.40    $1.24   $1.00
Accumulation unit value at end of period                    $1.12      $1.22    $1.10    $0.82    $1.40   $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                        3,450      3,301   69,225   53,378   18,933      98
-------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.01      $0.88    $0.69    $1.09    $1.13   $1.00
Accumulation unit value at end of period                    $0.98      $1.01    $0.88    $0.69    $1.09   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                        4,635      4,681   59,457   70,085   36,823  14,779
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of period              $0.96      $0.85    $0.63    $1.06    $1.00      --
Accumulation unit value at end of period                    $0.89      $0.96    $0.85    $0.63    $1.06      --
Number of accumulation units outstanding at end of
period (000 omitted)                                        3,226      3,982  186,397  119,627   61,515      --
-------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (4/27/2007)
Accumulation unit value at beginning of period              $1.04      $0.84    $0.60    $1.02    $1.00      --
Accumulation unit value at end of period                    $1.04      $1.04    $0.84    $0.60    $1.02      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          782        879      836      406      182      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period              $1.15      $1.03    $0.75    $1.21    $1.10   $1.00
Accumulation unit value at end of period                    $1.14      $1.15    $1.03    $0.75    $1.21   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,252      1,320    1,309      556      314      77
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period              $1.42      $1.26    $0.96    $1.56    $1.24   $1.00
Accumulation unit value at end of period                    $1.49      $1.42    $1.26    $0.96    $1.56   $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                        5,414      4,597    4,766    4,903    4,728   1,198
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.08      $0.89    $0.64    $1.16    $1.28   $1.00
Accumulation unit value at end of period                    $0.96      $1.08    $0.89    $0.64    $1.16   $1.28
Number of accumulation units outstanding at end of
period (000 omitted)                                        3,474      3,753   28,363   32,801   11,264   5,010
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.40      $1.07    $0.69    $1.31    $1.08   $1.00
Accumulation unit value at end of period                    $1.29      $1.40    $1.07    $0.69    $1.31   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                        2,237      1,802    1,865    2,003    1,241   3,807
-------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period              $1.02      $0.84    $0.63    $1.20    $1.17   $1.00
Accumulation unit value at end of period                    $0.88      $1.02    $0.84    $0.63    $1.20   $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,289      1,411   38,615   32,229   20,665   5,540
-------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period              $1.14      $0.94    $0.72    $1.21    $1.14   $1.00
Accumulation unit value at end of period                    $1.09      $1.14    $0.94    $0.72    $1.21   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                          543        527      473      442      467     131
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.14      $0.99    $0.72    $1.22    $1.17   $1.00
Accumulation unit value at end of period                    $1.03      $1.14    $0.99    $0.72    $1.22   $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                        2,786      2,749    2,662    2,483    2,223     890
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.31      $1.16    $0.99    $1.17    $1.08   $1.00
Accumulation unit value at end of period                    $1.31      $1.31    $1.16    $0.99    $1.17   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                       23,258     25,717  187,936  133,107   88,028  15,783
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.08      $0.89    $0.66    $1.07    $1.10   $1.00
Accumulation unit value at end of period                    $1.05      $1.08    $0.89    $0.66    $1.07   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                        3,160      3,510    3,623    3,710    3,313   1,148
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period              $0.96      $0.85    $0.65    $1.12    $1.07   $1.00
Accumulation unit value at end of period                    $0.91      $0.96    $0.85    $0.65    $1.12   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                          478        487      614      558      739      14
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (6/26/2006)
Accumulation unit value at beginning of period              $1.28      $1.14    $0.95    $1.14    $1.07   $1.00
Accumulation unit value at end of period                    $1.29      $1.28    $1.14    $0.95    $1.14   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                        8,355      8,208  106,125  101,673   60,132  18,644
-------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    55

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                        2011       2010      2009     2008     2007    2006
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period              $1.12      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.07      $1.12       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       27,379      9,088       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period              $1.12      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.08      $1.12       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      142,959    168,024       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.00      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.06      $1.00       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           56         32       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.21      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.19      $1.21       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                            7          7       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.21      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.03      $1.21       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          181         59       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.29      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.21      $1.29       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           62         16       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period              $1.04      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.07      $1.04       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       25,356     11,374       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period              $1.04      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.07      $1.04       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      172,997    169,771       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.16      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.11      $1.16       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           45         18       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.00      $0.90    $0.70    $1.15    $1.12   $1.00
Accumulation unit value at end of period                    $0.95      $1.00    $0.90    $0.70    $1.15   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                        2,094      2,609  182,362   88,037   42,507  14,138
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.18      $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.94      $1.18       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           74         20       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.05      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.05      $1.05       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          915        127       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.23      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.14      $1.23       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           86         20       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.18      $0.98    $0.72    $1.16    $1.10   $1.00
Accumulation unit value at end of period                    $1.09      $1.18    $0.98    $0.72    $1.16   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          322        235      179       95      225      61
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.16      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.07      $1.16       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           35         --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------



 56    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                        2011       2010      2009     2008     2007    2006
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.00      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.06      $1.00       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                            8          7       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.19      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.20      $1.19       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           92         12       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.24      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.19      $1.24       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          102         13       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.16      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.14      $1.16       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           76         --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period              $1.09      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.08      $1.09       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      158,255     77,581       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period              $1.09      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.08      $1.09       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,147,869  1,296,870       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period              $1.11      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.08      $1.11       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      110,904     43,655       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period              $1.11      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.08      $1.11       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      553,318    640,890       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period              $1.07      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.08      $1.07       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       48,500     25,835       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period              $1.07      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.08      $1.07       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      376,142    404,992       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.20      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.07      $1.20       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           95         44       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.17      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.20      $1.17       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           62         --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.23      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.21      $1.23       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           24         --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.29      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.27      $1.29       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           12          6       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.23      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.16      $1.23       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           22         17       --       --       --      --
-------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    57

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                        2011       2010      2009     2008     2007    2006
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.19      $0.97    $0.71    $1.06    $1.12   $1.00
Accumulation unit value at end of period                    $1.12      $1.19    $0.97    $0.71    $1.06   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                        2,309      2,880  107,087   85,156   45,243   4,783
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.00      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.04      $1.00       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           28          9       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.17      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.01      $1.17       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           41          5       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.00      $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.01      $1.00       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           44         44       --       --       --      --
-------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (6/26/2006)
Accumulation unit value at beginning of period              $1.40      $1.14    $0.77    $1.43    $1.24   $1.00
Accumulation unit value at end of period                    $1.19      $1.40    $1.14    $0.77    $1.43   $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                        6,758      7,421   52,684   32,472   14,103   5,176
-------------------------------------------------------------------------------------------------------------------
WANGER USA (6/26/2006)
Accumulation unit value at beginning of period              $1.15      $0.94    $0.67    $1.12    $1.08   $1.00
Accumulation unit value at end of period                    $1.10      $1.15    $0.94    $0.67    $1.12   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                        5,910      6,752   42,795   34,099   19,102   2,525
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period              $1.01      $0.88    $0.77    $1.33    $1.17   $1.00
Accumulation unit value at end of period                    $0.87      $1.01    $0.88    $0.77    $1.33   $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,958      2,182   91,809    1,394    1,157     403
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period              $1.24      $1.02    $0.70    $1.17    $1.11   $1.00
Accumulation unit value at end of period                    $1.16      $1.24    $1.02    $0.70    $1.17   $1.11
Number of accumulation units outstanding at end of
period (000 omitted)                                        2,727        711      701      883      413     120
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period              $1.41      $1.13    $0.75    $1.29    $1.14   $1.00
Accumulation unit value at end of period                    $1.33      $1.41    $1.13    $0.75    $1.29   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,868      2,174    1,953    1,467    1,102     248
-------------------------------------------------------------------------------------------------------------------






 58    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                              2011     2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning of
period                                           $1.24    $1.05   $0.70   $1.34   $1.13   $1.06   $1.00      --      --      --
Accumulation unit value at end of period         $0.93    $1.24   $1.05   $0.70   $1.34   $1.13   $1.06      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        415      437     548     301     264     846     148      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.11    $1.00   $0.84   $1.43   $1.38   $1.20   $1.16   $1.05   $0.81   $1.00
Accumulation unit value at end of period         $1.17    $1.11   $1.00   $0.84   $1.43   $1.38   $1.20   $1.16   $1.05   $0.81
Number of accumulation units outstanding at
end of period (000 omitted)                      2,548    3,288   4,258   6,035   9,112  12,504  14,313  11,547   7,339   4,072
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.69    $1.64   $1.24   $2.68   $2.57   $1.92   $1.67   $1.35   $0.95   $1.00
Accumulation unit value at end of period         $1.35    $1.69   $1.64   $1.24   $2.68   $2.57   $1.92   $1.67   $1.35   $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                      4,866    6,458   9,981  15,720  18,897  19,979  16,470   7,898   3,918   1,371
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.21    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.15    $1.21      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        250       11      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.52    $1.36   $1.03   $1.90   $1.63   $1.32   $1.18   $1.04   $0.85   $1.00
Accumulation unit value at end of period         $1.32    $1.52   $1.36   $1.03   $1.90   $1.63   $1.32   $1.18   $1.04   $0.85
Number of accumulation units outstanding at
end of period (000 omitted)                      1,335    1,679   2,015   2,795   3,680   4,188   3,768   2,448   1,128     448
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit value at beginning of
period                                           $1.01    $0.86   $0.67   $0.90   $1.00      --      --      --      --      --
Accumulation unit value at end of period         $0.99    $1.01   $0.86   $0.67   $0.90      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        582      775   2,523   4,001   5,266      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of
period                                           $1.03    $0.90   $0.68   $1.18   $0.99   $1.04   $1.00      --      --      --
Accumulation unit value at end of period         $1.03    $1.03   $0.90   $0.68   $1.18   $0.99   $1.04      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        992      992   1,098   1,338   1,445   6,545   1,015      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.38    $1.24   $1.05   $1.45   $1.54   $1.32   $1.27   $1.13   $0.89   $1.00
Accumulation unit value at end of period         $1.38    $1.38   $1.24   $1.05   $1.45   $1.54   $1.32   $1.27   $1.13   $0.89
Number of accumulation units outstanding at
end of period (000 omitted)                      5,339    5,469   6,158   8,079  12,429  15,592  16,716  10,779   5,922   2,396
-----------------------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.17    $1.06   $0.86   $1.26   $1.24   $1.16   $1.11   $1.04   $0.88   $1.00
Accumulation unit value at end of period         $1.21    $1.17   $1.06   $0.86   $1.26   $1.24   $1.16   $1.11   $1.04   $0.88
Number of accumulation units outstanding at
end of period (000 omitted)                        649      737     858   1,073   1,711   2,144   2,283   1,690     769     208
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.27    $1.14   $0.93   $1.35   $1.34   $1.18   $1.15   $1.07   $0.90   $1.00
Accumulation unit value at end of period         $1.29    $1.27   $1.14   $0.93   $1.35   $1.34   $1.18   $1.15   $1.07   $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                      3,744    4,325   6,111   2,378   4,008   3,764   3,085   2,273   1,117     462
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $0.99    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $0.98    $0.99      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      3,304      666      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.06    $1.07   $1.08   $1.07   $1.03   $1.00   $0.99   $0.99   $1.00   $1.00
Accumulation unit value at end of period         $1.04    $1.06   $1.07   $1.08   $1.07   $1.03   $1.00   $0.99   $0.99   $1.00
Number of accumulation units outstanding at
end of period (000 omitted)                      5,730    7,758  14,861  39,094  33,791  33,401  18,979  15,014  12,047  12,148
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.02    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.07    $1.02      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      3,728      428      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.34    $1.25   $1.11   $1.20   $1.15   $1.12   $1.11   $1.07   $1.04   $1.00
Accumulation unit value at end of period         $1.41    $1.34   $1.25   $1.11   $1.20   $1.15   $1.12   $1.11   $1.07   $1.04
Number of accumulation units outstanding at
end of period (000 omitted)                     20,159   26,396  58,421  63,728  68,622  60,502  37,023  19,654  12,452   5,971
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.21    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.13    $1.21      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        901      293      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------


                                          RIVERSOURCE VARIABLE ACCOUNT 10    59

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011     2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.63    $1.41   $1.12   $1.91   $1.79   $1.51   $1.35   $1.15   $0.83   $1.00
Accumulation unit value at end of period         $1.53    $1.63   $1.41   $1.12   $1.91   $1.79   $1.51   $1.35   $1.15   $0.83
Number of accumulation units outstanding at
end of period (000 omitted)                     11,111   13,939  30,183  36,755  43,798  50,646  33,232  17,932   5,976   2,058
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.21    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.25    $1.21      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         49       --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.07    $0.92   $0.75   $1.31   $1.29   $1.13   $1.08   $1.03   $0.81   $1.00
Accumulation unit value at end of period         $1.11    $1.07   $0.92   $0.75   $1.31   $1.29   $1.13   $1.08   $1.03   $0.81
Number of accumulation units outstanding at
end of period (000 omitted)                      3,980    5,013   6,295   7,479  10,299  12,875  11,604   2,482     744      96
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.22    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $0.95    $1.22      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        982      417      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
period                                           $3.40    $2.87   $1.67   $3.65   $2.68   $2.02   $1.53   $1.25   $0.90   $1.00
Accumulation unit value at end of period         $2.65    $3.40   $2.87   $1.67   $3.65   $2.68   $2.02   $1.53   $1.25   $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                      1,940    2,468   3,600   5,787   5,242   5,716   4,677   1,199     318     121
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.04    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.07    $1.04      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,777      517      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.66    $1.58   $1.43   $1.46   $1.37   $1.30   $1.38   $1.27   $1.14   $1.00
Accumulation unit value at end of period         $1.72    $1.66   $1.58   $1.43   $1.46   $1.37   $1.30   $1.38   $1.27   $1.14
Number of accumulation units outstanding at
end of period (000 omitted)                      5,792    7,371  16,121  18,675  22,272  19,781  15,541   8,857   4,839   1,529
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.02    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.10    $1.02      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,438      237      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit value at beginning of
period                                           $1.19    $1.16   $1.10   $1.11   $1.04   $1.04   $1.03   $1.00      --      --
Accumulation unit value at end of period         $1.30    $1.19   $1.16   $1.10   $1.11   $1.04   $1.04   $1.03      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      7,560    9,304  25,536  17,319  17,958  20,730  13,014     516      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (4/28/2006)
Accumulation unit value at beginning of
period                                           $1.26    $1.14   $0.80   $1.07   $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.32    $1.26   $1.14   $0.80   $1.07   $1.07      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      3,513    3,872   4,262   4,864   7,595   9,164      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.08    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.12    $1.08      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,717      478      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.82    $1.62   $1.06   $1.44   $1.43   $1.31   $1.27   $1.15   $0.93   $1.00
Accumulation unit value at end of period         $1.90    $1.82   $1.62   $1.06   $1.44   $1.43   $1.31   $1.27   $1.15   $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                      6,355    7,802   9,680  11,973  19,687  25,271  27,474  25,456  15,576   4,269
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.07    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.12    $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,504      171      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (9/13/2004)
Accumulation unit value at beginning of
period                                           $1.45    $1.29   $0.92   $1.15   $1.13   $1.06   $1.04   $1.00      --      --
Accumulation unit value at end of period         $1.52    $1.45   $1.29   $0.92   $1.15   $1.13   $1.06   $1.04      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      4,518    5,416  17,730  11,540  12,716  13,255   4,187     271      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.19    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.03    $1.19      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        263       53      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------



 60    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011     2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.60    $1.42   $1.13   $1.92   $1.73   $1.41   $1.25   $1.08   $0.85   $1.00
Accumulation unit value at end of period         $1.39    $1.60   $1.42   $1.13   $1.92   $1.73   $1.41   $1.25   $1.08   $0.85
Number of accumulation units outstanding at
end of period (000 omitted)                      1,090    1,443   1,829   2,197   3,162   3,800   3,647   2,172     496     105
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.21    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.15    $1.21      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        347      100      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.02    $0.88   $0.65   $1.18   $1.16   $1.05   $0.98   $0.92   $0.76   $1.00
Accumulation unit value at end of period         $0.97    $1.02   $0.88   $0.65   $1.18   $1.16   $1.05   $0.98   $0.92   $0.76
Number of accumulation units outstanding at
end of period (000 omitted)                      2,709    3,547   4,530   6,110  10,992  13,741  13,519   4,079   2,868     392
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.01    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.02    $1.01      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,220      145      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2006)
Accumulation unit value at beginning of
period                                           $1.06    $0.89   $0.71   $1.18   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.02    $1.06   $0.89   $0.71   $1.18   $1.02      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      3,000    3,790  22,026  20,913  15,689  10,663      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2006)
Accumulation unit value at beginning of
period                                           $0.98    $0.87   $0.64   $1.26   $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period         $0.81    $0.98   $0.87   $0.64   $1.26   $1.06      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,688    1,766   2,195   2,857   2,426   5,251      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.27    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.06    $1.27      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        117       32      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.52    $1.22   $0.75   $1.38   $1.23   $1.25   $1.15   $1.06   $0.88   $1.00
Accumulation unit value at end of period         $1.27    $1.52   $1.22   $0.75   $1.38   $1.23   $1.25   $1.15   $1.06   $0.88
Number of accumulation units outstanding at
end of period (000 omitted)                        877    1,155   1,372   1,170   1,887   2,741   2,961   3,400   2,602     889
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.26    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.14    $1.26      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        231       56      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/2/2005)
Accumulation unit value at beginning of
period                                           $1.35    $1.11   $0.80   $1.47   $1.35   $1.19   $1.00      --      --      --
Accumulation unit value at end of period         $1.22    $1.35   $1.11   $0.80   $1.47   $1.35   $1.19      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,325    1,680   2,952   5,049   5,225   7,878     393      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.17    $1.03   $0.83   $1.34   $1.29   $1.13   $1.10   $1.01   $0.80   $1.00
Accumulation unit value at end of period         $1.18    $1.17   $1.03   $0.83   $1.34   $1.29   $1.13   $1.10   $1.01   $0.80
Number of accumulation units outstanding at
end of period (000 omitted)                      3,038    3,421   4,568   5,854   8,187   9,874  10,825   9,241   5,428   1,648
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.20    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.17    $1.20      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        204       40      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit value at beginning of
period                                           $1.16    $0.97   $0.78   $1.30   $1.33   $1.13   $1.09   $1.00      --      --
Accumulation unit value at end of period         $1.12    $1.16   $0.97   $0.78   $1.30   $1.33   $1.13   $1.09      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        477      561     429     584     789     734     632     499      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.27    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.15    $1.27      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        170       22      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.65    $1.32   $0.95   $1.57   $1.66   $1.51   $1.45   $1.24   $0.85   $1.00
Accumulation unit value at end of period         $1.49    $1.65   $1.32   $0.95   $1.57   $1.66   $1.51   $1.45   $1.24   $0.85
Number of accumulation units outstanding at
end of period (000 omitted)                        705      880     971   1,315   2,098   3,358   3,917   3,802   2,139     516
-----------------------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    61

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011     2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.00    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.00    $1.00      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,095      460      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.14    $1.12   $1.07   $1.11   $1.07   $1.04   $1.04   $1.04   $1.04   $1.00
Accumulation unit value at end of period         $1.14    $1.14   $1.12   $1.07   $1.11   $1.07   $1.04   $1.04   $1.04   $1.04
Number of accumulation units outstanding at
end of period (000 omitted)                      7,651    9,727  11,135  13,972  12,745  15,464  16,802  16,700  13,079   7,646
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (4/29/2011)
Accumulation unit value at beginning of
period                                           $1.00       --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $0.95       --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      2,125       --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit value at beginning of
period                                           $1.00    $0.87   $0.73   $1.12   $0.97   $1.00      --      --      --      --
Accumulation unit value at end of period         $0.86    $1.00   $0.87   $0.73   $1.12   $0.97      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      2,408    2,563   2,966   2,963   1,728   4,962      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of
period                                           $1.14    $1.06   $0.74   $1.03   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.16    $1.14   $1.06   $0.74   $1.03   $1.03      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      6,419    6,500  12,792  11,376  13,146  12,200      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of
period                                           $1.05    $0.90   $0.68   $1.19   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.00    $1.05   $0.90   $0.68   $1.19   $1.03      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     11,122   12,302  15,949  27,515  23,069  20,348      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.16    $1.02   $0.81   $1.42   $1.28   $1.15   $1.09   $1.04   $0.85   $1.00
Accumulation unit value at end of period         $1.16    $1.16   $1.02   $0.81   $1.42   $1.28   $1.15   $1.09   $1.04   $0.85
Number of accumulation units outstanding at
end of period (000 omitted)                      4,067    5,091   6,236   8,328  12,003  16,152  18,132  18,010  11,020   3,508
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit value at beginning of
period                                           $2.33    $1.84   $1.33   $2.23   $1.95   $1.76   $1.51   $1.23   $0.90   $1.00
Accumulation unit value at end of period         $2.05    $2.33   $1.84   $1.33   $2.23   $1.95   $1.76   $1.51   $1.23   $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                      8,022    9,514  14,164  20,610  25,720  32,335  28,423  18,934   9,886   3,541
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.59    $1.43   $1.14   $2.07   $1.79   $1.53   $1.31   $1.17   $0.83   $1.00
Accumulation unit value at end of period         $1.30    $1.59   $1.43   $1.14   $2.07   $1.79   $1.53   $1.31   $1.17   $0.83
Number of accumulation units outstanding at
end of period (000 omitted)                      1,936    2,441   3,135   4,259   5,901   7,436   6,520   5,276   2,292     610
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.47    $1.23   $1.05   $1.84   $2.35   $1.97   $1.76   $1.35   $1.01   $1.00
Accumulation unit value at end of period         $1.37    $1.47   $1.23   $1.05   $1.84   $2.35   $1.97   $1.76   $1.35   $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                      2,639    3,274   4,145   5,481   8,852  13,498  15,139  12,119   6,601   2,989
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.88    $1.48   $1.16   $1.75   $1.82   $1.57   $1.46   $1.20   $0.92   $1.00
Accumulation unit value at end of period         $1.78    $1.88   $1.48   $1.16   $1.75   $1.82   $1.57   $1.46   $1.20   $0.92
Number of accumulation units outstanding at
end of period (000 omitted)                      2,496    2,911   3,457   4,647   7,056   8,954   8,682   5,338   3,257   1,610
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.36    $1.24   $0.99   $1.60   $1.56   $1.34   $1.22   $1.10   $0.89   $1.00
Accumulation unit value at end of period         $1.33    $1.36   $1.24   $0.99   $1.60   $1.56   $1.34   $1.22   $1.10   $0.89
Number of accumulation units outstanding at
end of period (000 omitted)                      3,633    4,727   5,705   8,193  12,837  13,922  11,400   7,311   3,856   1,418
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.98    $1.60   $1.22   $1.96   $1.92   $1.68   $1.50   $1.21   $0.95   $1.00
Accumulation unit value at end of period         $1.83    $1.98   $1.60   $1.22   $1.96   $1.92   $1.68   $1.50   $1.21   $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                      4,717    6,137   7,669  10,448  15,654  19,762  20,011  10,047   5,836   2,777
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.10    $0.99   $0.83   $1.33   $1.37   $1.23   $1.17   $1.03   $0.80   $1.00
Accumulation unit value at end of period         $1.14    $1.10   $0.99   $0.83   $1.33   $1.37   $1.23   $1.17   $1.03   $0.80
Number of accumulation units outstanding at
end of period (000 omitted)                      3,289    4,364   5,508   7,207  11,550  15,324  16,269   6,220   2,770   1,483
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.00    $0.88   $0.73   $1.29   $1.17   $1.12   $1.04   $0.99   $0.78   $1.00
Accumulation unit value at end of period         $0.90    $1.00   $0.88   $0.73   $1.29   $1.17   $1.12   $1.04   $0.99   $0.78
Number of accumulation units outstanding at
end of period (000 omitted)                      2,818    3,563   4,612   5,453   7,314  10,002  11,202   2,736     978     447
-----------------------------------------------------------------------------------------------------------------------------------



 62    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011     2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (4/29/2011)
Accumulation unit value at beginning of
period                                           $1.00       --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $0.82       --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        175       --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.42    $1.21   $0.86   $1.65   $1.51   $1.32   $1.22   $1.07   $0.80   $1.00
Accumulation unit value at end of period         $1.30    $1.42   $1.21   $0.86   $1.65   $1.51   $1.32   $1.22   $1.07   $0.80
Number of accumulation units outstanding at
end of period (000 omitted)                        608      784     992   1,232   1,796   2,051   1,835   1,591     774     463
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (4/29/2011)
Accumulation unit value at beginning of
period                                           $1.00       --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $0.92       --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        539       --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of
period                                           $1.03    $1.00   $0.79   $1.13   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.06    $1.03   $1.00   $0.79   $1.13   $1.02      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        383      387     587     665     456   2,466      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/1/2005)
Accumulation unit value at beginning of
period                                           $1.36    $1.22   $0.92   $1.56   $1.38   $1.09   $1.00      --      --      --
Accumulation unit value at end of period         $1.25    $1.36   $1.22   $0.92   $1.56   $1.38   $1.09      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,233    1,536   7,083   7,389   4,140     267       5      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.00    $0.83   $0.53   $0.98   $0.92   $0.84   $0.83   $0.80   $0.56   $1.00
Accumulation unit value at end of period         $0.94    $1.00   $0.83   $0.53   $0.98   $0.92   $0.84   $0.83   $0.80   $0.56
Number of accumulation units outstanding at
end of period (000 omitted)                      1,003    1,578   1,450   1,188   1,544   1,896   2,168     923     573     157
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (2/4/2004)
Accumulation unit value at beginning of
period                                           $1.20    $1.05   $0.83   $1.30   $1.35   $1.18   $1.15   $1.00      --      --
Accumulation unit value at end of period         $1.16    $1.20   $1.05   $0.83   $1.30   $1.35   $1.18   $1.15      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      7,423    9,203  15,447  21,701  27,381  32,887  26,831   6,418      --      --
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.36    $1.11   $0.71   $1.29   $1.07   $1.01   $0.91   $0.92   $0.63   $1.00
Accumulation unit value at end of period         $1.23    $1.36   $1.11   $0.71   $1.29   $1.07   $1.01   $0.91   $0.92   $0.63
Number of accumulation units outstanding at
end of period (000 omitted)                        122      169     178     134     206     215     230     249     279     112
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of
period                                           $0.95    $0.84   $0.63   $1.06   $1.00      --      --      --      --      --
Accumulation unit value at end of period         $0.89    $0.95   $0.84   $0.63   $1.06      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,400    1,827  18,450  16,906  12,686      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (2/13/2002)
Accumulation unit value at beginning of
period                                           $3.02    $2.45   $1.38   $2.93   $2.32   $1.60   $1.23   $1.05   $0.79   $1.00
Accumulation unit value at end of period         $2.02    $3.02   $2.45   $1.38   $2.93   $2.32   $1.60   $1.23   $1.05   $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                        534      725     806     986   1,042   1,094     854   1,006     956     646
-----------------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (4/27/2007)
Accumulation unit value at beginning of
period                                           $1.04    $0.84   $0.59   $1.02   $1.00      --      --      --      --      --
Accumulation unit value at end of period         $1.04    $1.04   $0.84   $0.59   $1.02      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        142      172     204     130      97      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.12    $1.01   $0.74   $1.18   $1.08   $1.02   $0.99   $0.92   $0.76   $1.00
Accumulation unit value at end of period         $1.11    $1.12   $1.01   $0.74   $1.18   $1.08   $1.02   $0.99   $0.92   $0.76
Number of accumulation units outstanding at
end of period (000 omitted)                      1,322    1,440   2,149   2,427   3,135   4,033   4,710   3,047   2,246     712
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.51    $1.12   $0.70   $1.17   $1.16   $1.04   $1.00   $0.95   $0.72   $1.00
Accumulation unit value at end of period         $1.34    $1.51   $1.12   $0.70   $1.17   $1.16   $1.04   $1.00   $0.95   $0.72
Number of accumulation units outstanding at
end of period (000 omitted)                      1,248    1,318   1,542   1,851   2,675   3,472   4,247   4,567   3,912   1,784
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at beginning of
period                                           $2.48    $2.21   $1.69   $2.74   $2.18   $1.68   $1.46   $1.14   $0.85   $1.00
Accumulation unit value at end of period         $2.61    $2.48   $2.21   $1.69   $2.74   $2.18   $1.68   $1.46   $1.14   $0.85
Number of accumulation units outstanding at
end of period (000 omitted)                      2,928    2,748   3,343   4,698   6,370   6,302   5,189   2,575   1,371     431
-----------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of
period                                           $1.03    $0.85   $0.61   $1.10   $1.22   $1.00      --      --      --      --
Accumulation unit value at end of period         $0.91    $1.03   $0.85   $0.61   $1.10   $1.22      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,854    2,304   4,848   7,113   4,961   4,670      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    63

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011     2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of
period                                           $1.28    $0.98   $0.63   $1.19   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.17    $1.28   $0.98   $0.63   $1.19   $0.99      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,686    1,284   1,240   1,487   1,490   3,111      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at beginning of
period                                           $0.90    $0.75   $0.56   $1.06   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period         $0.78    $0.90   $0.75   $0.56   $1.06   $1.04      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        287      320   4,088   5,048   4,922   4,471      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.19    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.14    $1.19      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         81       17      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of
period                                           $1.46    $1.28   $0.93   $1.58   $1.50   $1.30   $1.15   $1.00      --      --
Accumulation unit value at end of period         $1.32    $1.46   $1.28   $0.93   $1.58   $1.50   $1.30   $1.15      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      2,763    2,966   3,414   4,437   6,986   8,796   5,927   2,391      --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of
period                                           $1.38    $1.22   $1.04   $1.23   $1.14   $1.08   $1.06   $1.00      --      --
Accumulation unit value at end of period         $1.38    $1.38   $1.22   $1.04   $1.23   $1.14   $1.08   $1.06      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     20,765   25,920  45,739  58,677  62,902  46,387  23,303   4,223      --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of
period                                           $1.38    $1.14   $0.84   $1.37   $1.41   $1.24   $1.15   $1.00      --      --
Accumulation unit value at end of period         $1.33    $1.38   $1.14   $0.84   $1.37   $1.41   $1.24   $1.15      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,679    2,099   2,510   3,184   4,773   5,725   3,700   1,477      --      --
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning of
period                                           $1.24    $1.11   $0.92   $1.11   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period         $1.25    $1.24   $1.11   $0.92   $1.11   $1.04      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      8,325    7,492  15,667  18,406  14,755  14,860      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.15    $1.13   $0.91   $1.11   $1.13   $1.11   $1.00   $0.94   $0.80   $1.00
Accumulation unit value at end of period         $1.12    $1.15   $1.13   $0.91   $1.11   $1.13   $1.11   $1.00   $0.94   $0.80
Number of accumulation units outstanding at
end of period (000 omitted)                        508      683     936   1,192   1,630   2,416   2,388   1,649   1,108     583
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.39    $1.28   $1.04   $1.87   $1.75   $1.39   $1.25   $1.09   $0.86   $1.00
Accumulation unit value at end of period         $1.14    $1.39   $1.28   $1.04   $1.87   $1.75   $1.39   $1.25   $1.09   $0.86
Number of accumulation units outstanding at
end of period (000 omitted)                        703      801   1,046   1,497   2,184   2,660   3,019   2,995   2,797   1,392
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of
period                                           $1.13    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.06    $1.13      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        136      189      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                           $1.12    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.07    $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     88,245   18,111      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                           $1.12    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.07    $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      7,382   11,130      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.00    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.06    $1.00      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        857      109      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.21    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.18    $1.21      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         67       14      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.21    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.03    $1.21      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        943      200      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------



 64    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011     2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.29    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.21    $1.29      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        446       44      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                           $1.04    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.06    $1.04      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    106,320   31,375      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                           $1.04    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.06    $1.04      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     19,708   20,762      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.16    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.11    $1.16      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        310       38      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2006)
Accumulation unit value at beginning of
period                                           $0.96    $0.87   $0.67   $1.11   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period         $0.92    $0.96   $0.87   $0.67   $1.11   $1.08      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        742    1,020  17,879  12,896   9,646  10,682      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.18    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $0.94    $1.18      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        479      118      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.04    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.05    $1.04      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      2,080      490      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.23    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.13    $1.23      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        381       67      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (2/4/2004)
Accumulation unit value at beginning of
period                                           $1.35    $1.12   $0.83   $1.33   $1.27   $1.11   $1.12   $1.00      --      --
Accumulation unit value at end of period         $1.25    $1.35   $1.12   $0.83   $1.33   $1.27   $1.11   $1.12      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        282      347     389     614     980   1,141   1,193     732      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.16    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.07    $1.16      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        433       97      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.00    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.06    $1.00      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,006      184      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.19    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.20    $1.19      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        225       87      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.24    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.19    $1.24      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        429       39      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.15    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.14    $1.15      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        344       85      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                           $1.09    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.08    $1.09      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    803,653  267,638      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    65

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011     2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                           $1.09    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.08    $1.09      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     76,905   95,000      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                           $1.11    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.08    $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    380,432   98,233      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                           $1.11    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.08    $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     28,510   43,525      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                           $1.07    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.07    $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    235,332   82,795      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                           $1.07    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.08    $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     33,844   38,588      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.19    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.07    $1.19      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        667      155      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.17    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.20    $1.17      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        401       10      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.23    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.21    $1.23      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         91       --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.29    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.27    $1.29      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         96       18      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.23    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.16    $1.23      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        165       74      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.86    $1.52   $1.12   $1.66   $1.77   $1.49   $1.42   $1.20   $0.88   $1.00
Accumulation unit value at end of period         $1.76    $1.86   $1.52   $1.12   $1.66   $1.77   $1.49   $1.42   $1.20   $0.88
Number of accumulation units outstanding at
end of period (000 omitted)                      2,181    2,661   9,298  11,506  12,216  10,437  11,559   7,783   5,093   2,665
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.00    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.04    $1.00      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        565      159      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.17    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.01    $1.17      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        230        6      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                           $1.00    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period         $1.01    $1.00      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        320      163      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (2/13/2002)
Accumulation unit value at beginning of
period                                           $3.02    $2.45   $1.66   $3.08   $2.68   $1.98   $1.65   $1.28   $0.87   $1.00
Accumulation unit value at end of period         $2.55    $3.02   $2.45   $1.66   $3.08   $2.68   $1.98   $1.65   $1.28   $0.87
Number of accumulation units outstanding at
end of period (000 omitted)                      3,403    4,188   7,020   8,509  10,565  12,918  11,470   5,817   2,667   1,055
-----------------------------------------------------------------------------------------------------------------------------------



 66    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011     2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
WANGER USA (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.75    $1.43   $1.02   $1.71   $1.64   $1.54   $1.40   $1.20   $0.85   $1.00
Accumulation unit value at end of period         $1.67    $1.75   $1.43   $1.02   $1.71   $1.64   $1.54   $1.40   $1.20   $0.85
Number of accumulation units outstanding at
end of period (000 omitted)                      5,535    7,116  11,266  14,444  19,504  23,503  23,080  15,408   8,442   3,131
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.26    $1.12   $0.98   $1.40   $1.32   $1.19   $1.15   $1.06   $0.88   $1.00
Accumulation unit value at end of period         $1.32    $1.26   $1.12   $0.98   $1.40   $1.32   $1.19   $1.15   $1.06   $0.88
Number of accumulation units outstanding at
end of period (000 omitted)                        603      776   1,012   1,711   1,996   2,159   2,480   2,738   2,182     770
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (2/4/2004)
Accumulation unit value at beginning of
period                                           $1.36    $1.18   $1.04   $1.80   $1.59   $1.31   $1.14   $1.00      --      --
Accumulation unit value at end of period         $1.17    $1.36   $1.18   $1.04   $1.80   $1.59   $1.31   $1.14      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,411    1,780   8,152   2,508   3,470   4,047   3,150     728      --      --
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.55    $1.27   $0.87   $1.47   $1.39   $1.25   $1.18   $1.01   $0.75   $1.00
Accumulation unit value at end of period         $1.45    $1.55   $1.27   $0.87   $1.47   $1.39   $1.25   $1.18   $1.01   $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                      1,577      941   1,067   1,472   2,414   3,081   3,829   3,698   3,344   1,985
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (2/13/2002)
Accumulation unit value at beginning of
period                                           $1.65    $1.31   $0.87   $1.51   $1.34   $1.10   $1.05   $0.94   $0.67   $1.00
Accumulation unit value at end of period         $1.55    $1.65   $1.31   $0.87   $1.51   $1.34   $1.10   $1.05   $0.94   $0.67
Number of accumulation units outstanding at
end of period (000 omitted)                      1,106    1,331   1,388   1,360   1,799   1,527   1,557   1,643   1,441     387
-----------------------------------------------------------------------------------------------------------------------------------








                                          RIVERSOURCE VARIABLE ACCOUNT 10    67

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,     2011      2010      2009      2008      2007      2006      2005      2004      2003      2002
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
value at beginning
of period               $1.25      $1.07     $0.71     $1.36     $1.15     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $0.95      $1.25     $1.07     $0.71     $1.36     $1.15        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   48         56        84        38        42        66        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
value at beginning
of period               $0.94      $0.84     $0.71     $1.21     $1.17     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $0.99      $0.94     $0.84     $0.71     $1.21     $1.17        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  277        181       220       213       268        73        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
value at beginning
of period               $0.81      $0.79     $0.60     $1.29     $1.24     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $0.65      $0.81     $0.79     $0.60     $1.29     $1.24        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                1,158      1,366     2,588     5,358     3,278       875        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit
value at beginning
of period               $1.07      $0.99     $0.73     $1.23     $1.09     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.02      $1.07     $0.99     $0.73     $1.23     $1.09        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   17         20         9        12        15        12        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (6/26/2006)
Accumulation unit
value at beginning
of period               $1.25      $1.07     $0.83     $1.11     $1.16     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.23      $1.25     $1.07     $0.83     $1.11     $1.16        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  327        359       844     1,325     1,557        76        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/26/2006)
Accumulation unit
value at beginning
of period               $1.09      $0.95     $0.71     $1.24     $1.04     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.08      $1.09     $0.95     $0.71     $1.24     $1.04        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   96         90        96        60        54       508        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/26/2006)
Accumulation unit
value at beginning
of period               $1.04      $0.93     $0.78     $1.09     $1.16     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.03      $1.04     $0.93     $0.78     $1.09     $1.16        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                1,106        984       753       477       423       118        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (3/5/1996)
Accumulation unit
value at beginning
of period               $1.77      $1.60     $1.30     $1.88     $1.87     $1.66     $1.61     $1.49     $1.26     $1.46
Accumulation unit
value at end of
period                  $1.79      $1.77     $1.60     $1.30     $1.88     $1.87     $1.66     $1.61     $1.49     $1.26
Number of
accumulation units
outstanding at end
of period (000
omitted)               35,492     41,584    50,261    63,701    91,481   134,037   183,540   209,599   229,325   246,503
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (6/26/2006)
Accumulation unit
value at beginning
of period               $1.07      $0.96     $0.78     $1.13     $1.13     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.08      $1.07     $0.96     $0.78     $1.13     $1.13        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  953        983       874       134       177        42        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $0.99      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $0.98      $0.99        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   --         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (3/5/1996)
Accumulation unit
value at beginning
of period               $1.30      $1.31     $1.33     $1.31     $1.27     $1.23     $1.21     $1.22     $1.23     $1.23
Accumulation unit
value at end of
period                  $1.28      $1.30     $1.31     $1.33     $1.31     $1.27     $1.23     $1.21     $1.22     $1.23
Number of
accumulation units
outstanding at end
of period (000
omitted)               33,543     17,657    26,429    52,399    53,380    58,183    42,071    53,578    79,090   124,469
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (6/26/2006)
Accumulation unit
value at beginning
of period               $1.04      $1.05     $1.06     $1.05     $1.02     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.03      $1.04     $1.05     $1.06     $1.05     $1.02        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                4,601      4,655     7,805    12,817     6,443     2,340        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.02      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.07      $1.02        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   --         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (3/5/1996)
Accumulation unit
value at beginning
of period               $1.69      $1.58     $1.40     $1.51     $1.45     $1.41     $1.40     $1.36     $1.31     $1.26
Accumulation unit
value at end of
period                  $1.78      $1.69     $1.58     $1.40     $1.51     $1.45     $1.41     $1.40     $1.36     $1.31
Number of
accumulation units
outstanding at end
of period (000
omitted)               43,797     52,791    62,551    74,132    94,011   125,947   161,182   183,879   225,391   262,173
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit
value at beginning
of period               $1.22      $1.14     $1.01     $1.09     $1.05     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.28      $1.22     $1.14     $1.01     $1.09     $1.05        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                3,034      3,814    21,366    18,072    15,662     3,649        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------



 68    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,     2011      2010      2009      2008      2007      2006      2005      2004      2003      2002
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.21      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.13      $1.21        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   --         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (2/13/2009)
Accumulation unit
value at beginning
of period               $1.59      $1.38     $1.00        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.49      $1.59     $1.38        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)               51,706     62,741    77,782        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (6/26/2006)
Accumulation unit
value at beginning
of period               $1.03      $0.89     $0.71     $1.20     $1.13     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $0.96      $1.03     $0.89     $0.71     $1.20     $1.13        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                2,480      2,761    11,781     9,201     5,950     2,080        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.21      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.25      $1.21        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   --         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (3/5/1996)
Accumulation unit
value at beginning
of period               $1.27      $1.09     $0.89     $1.56     $1.53     $1.35     $1.28     $1.23     $0.96     $1.25
Accumulation unit
value at end of
period                  $1.31      $1.27     $1.09     $0.89     $1.56     $1.53     $1.35     $1.28     $1.23     $0.96
Number of
accumulation units
outstanding at end
of period (000
omitted)               91,927    109,733   134,225   171,961   243,359   364,571   136,706   151,774   158,775   161,891
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
value at beginning
of period               $0.95      $0.82     $0.67     $1.17     $1.15     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $0.99      $0.95     $0.82     $0.67     $1.17     $1.15        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  209        162       160       123       116        17        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.22      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $0.95      $1.22        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    8          2        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (2/13/2009)
Accumulation unit
value at beginning
of period               $2.14      $1.81     $1.00        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.67      $2.14     $1.81        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)               31,273     39,511    47,142        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
value at beginning
of period               $1.70      $1.44     $0.84     $1.83     $1.34     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.33      $1.70     $1.44     $0.84     $1.83     $1.34        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  686        847     1,478     2,146     1,134       297        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.04      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.07      $1.04        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   --         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (5/1/1996)
Accumulation unit
value at beginning
of period               $1.86      $1.77     $1.61     $1.63     $1.54     $1.46     $1.55     $1.43     $1.28     $1.13
Accumulation unit
value at end of
period                  $1.93      $1.86     $1.77     $1.61     $1.63     $1.54     $1.46     $1.55     $1.43     $1.28
Number of
accumulation units
outstanding at end
of period (000
omitted)               13,207     15,395    18,436    24,387    29,881    43,931    63,122    69,347    70,976    70,610
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit
value at beginning
of period               $1.27      $1.21     $1.10     $1.12     $1.05     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.32      $1.27     $1.21     $1.10     $1.12     $1.05        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                1,327      1,441     7,312     6,376     5,574     1,823        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.02      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.10      $1.02        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   --         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (6/26/2006)
Accumulation unit
value at beginning
of period               $1.18      $1.15     $1.09     $1.10     $1.03     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.28      $1.18     $1.15     $1.09     $1.10     $1.03        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                1,099      1,299     9,808     3,985     3,202     1,572        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (6/26/2006)
Accumulation unit
value at beginning
of period               $1.27      $1.15     $0.81     $1.09     $1.08     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.33      $1.27     $1.15     $0.81     $1.09     $1.08        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  509        520       504       321       388       166        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    69

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,     2011      2010      2009      2008      2007      2006      2005      2004      2003      2002
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.08      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.12      $1.08        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   28         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (5/1/1996)
Accumulation unit
value at beginning
of period               $1.94      $1.72     $1.13     $1.53     $1.52     $1.39     $1.36     $1.23     $1.00     $1.08
Accumulation unit
value at end of
period                  $2.02      $1.94     $1.72     $1.13     $1.53     $1.52     $1.39     $1.36     $1.23     $1.00
Number of
accumulation units
outstanding at end
of period (000
omitted)               23,616     27,791    34,092    42,231    64,660   107,467   157,929   198,705   211,533   199,695
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit
value at beginning
of period               $1.37      $1.21     $0.80     $1.08     $1.08     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.43      $1.37     $1.21     $0.80     $1.08     $1.08        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  822        741       732       714       778       163        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.07      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.12      $1.07        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   23         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (6/26/2006)
Accumulation unit
value at beginning
of period               $1.36      $1.22     $0.87     $1.08     $1.07     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.43      $1.36     $1.22     $0.87     $1.08     $1.07        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  713        895     7,104     3,302     2,730     1,216        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.19      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.03      $1.19        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   --         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (3/5/1996)
Accumulation unit
value at beginning
of period               $1.40      $1.24     $0.99     $1.68     $1.51     $1.23     $1.09     $0.94     $0.75     $0.92
Accumulation unit
value at end of
period                  $1.21      $1.40     $1.24     $0.99     $1.68     $1.51     $1.23     $1.09     $0.94     $0.75
Number of
accumulation units
outstanding at end
of period (000
omitted)               33,208     41,245    51,869    68,928   101,902   154,153   186,228   183,739   169,533   183,402
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
value at beginning
of period               $1.09      $0.97     $0.77     $1.31     $1.17     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $0.94      $1.09     $0.97     $0.77     $1.31     $1.17        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  273        313       271       145       164        97        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.21      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.15      $1.21        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   --         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (6/26/2006)
Accumulation unit
value at beginning
of period               $0.99      $0.86     $0.63     $1.15     $1.13     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $0.95      $0.99     $0.86     $0.63     $1.15     $1.13        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  250        311       255       110       192        64        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.01      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.02      $1.01        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   --         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (6/26/2006)
Accumulation unit
value at beginning
of period               $1.14      $0.95     $0.76     $1.27     $1.09     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.09      $1.14     $0.95     $0.76     $1.27     $1.09        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                1,215      1,359     8,903     5,685     3,534     1,110        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (6/26/2006)
Accumulation unit
value at beginning
of period               $1.11      $0.98     $0.72     $1.42     $1.20     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $0.91      $1.11     $0.98     $0.72     $1.42     $1.20        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  469        557       523       415       517       474        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.27      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.06      $1.27        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   14         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (3/17/2006)
Accumulation unit
value at beginning
of period               $1.18      $0.95     $0.59     $1.08     $0.96     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $0.99      $1.18     $0.95     $0.59     $1.08     $0.96        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)               27,721     31,578    36,757    43,647    58,005    84,783        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------



 70    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,     2011      2010      2009      2008      2007      2006      2005      2004      2003      2002
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
value at beginning
of period               $1.29      $1.04     $0.64     $1.18     $1.05     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.08      $1.29     $1.04     $0.64     $1.18     $1.05        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  118        127        95        46        47        28        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.26      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.14      $1.26        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   --         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit
value at beginning
of period               $1.09      $0.90     $0.64     $1.19     $1.09     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $0.98      $1.09     $0.90     $0.64     $1.19     $1.09        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  403        460       951     1,356     1,081       810        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (6/26/2006)
Accumulation unit
value at beginning
of period               $1.04      $0.91     $0.74     $1.18     $1.14     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.04      $1.04     $0.91     $0.74     $1.18     $1.14        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  438        441       294       214       205        12        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.20      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.17      $1.20        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   --         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
value at beginning
of period               $1.01      $0.85     $0.68     $1.14     $1.16     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $0.98      $1.01     $0.85     $0.68     $1.14     $1.16        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   81         89        53         5         4         3        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.27      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.15      $1.27        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   --         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
value at beginning
of period               $1.09      $0.87     $0.63     $1.04     $1.10     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $0.98      $1.09     $0.87     $0.63     $1.04     $1.10        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   59         82        83        22        46        24        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.00      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.00      $1.00        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   --         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (6/26/2006)
Accumulation unit
value at beginning
of period               $1.09      $1.07     $1.03     $1.07     $1.03     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.09      $1.09     $1.07     $1.03     $1.07     $1.03        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                1,823      2,648     2,470     1,011       451        45        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (4/29/2011)
Accumulation unit
value at beginning
of period               $1.00         --        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $0.95         --        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   41         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (6/26/2006)
Accumulation unit
value at beginning
of period               $1.05      $0.91     $0.77     $1.18     $1.02     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $0.90      $1.05     $0.91     $0.77     $1.18     $1.02        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  583        663       769       609       510       738        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (6/26/2006)
Accumulation unit
value at beginning
of period               $1.04      $0.96     $0.78     $1.36     $1.18     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $0.87      $1.04     $0.96     $0.78     $1.36     $1.18        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  280        311       312       230       123        66        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (6/26/2006)
Accumulation unit
value at beginning
of period               $1.14      $1.05     $0.74     $1.03     $1.02     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.15      $1.14     $1.05     $0.74     $1.03     $1.02        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                2,005      1,589     5,344     4,095     3,491     1,613        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit
value at beginning
of period               $1.11      $0.96     $0.72     $1.27     $1.10     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.07      $1.11     $0.96     $0.72     $1.27     $1.10        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                2,966      3,081     4,468     6,247     4,856     1,983        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    71

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,     2011      2010      2009      2008      2007      2006      2005      2004      2003      2002
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit
value at beginning
of period               $1.30      $1.02     $0.74     $1.24     $1.09     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.14      $1.30     $1.02     $0.74     $1.24     $1.09        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                1,819      2,025     3,636     4,270     2,609       824        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit
value at beginning
of period               $1.03      $0.92     $0.74     $1.34     $1.16     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $0.84      $1.03     $0.92     $0.74     $1.34     $1.16        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  320        390       449       372       336       120        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit
value at beginning
of period               $0.75      $0.63     $0.53     $0.94     $1.20     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $0.70      $0.75     $0.63     $0.53     $0.94     $1.20        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  568        694       600       374       322       108        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit
value at beginning
of period               $1.13      $0.89     $0.70     $1.05     $1.09     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.07      $1.13     $0.89     $0.70     $1.05     $1.09        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  295        341       328       274       319       119        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit
value at beginning
of period               $1.00      $0.91     $0.73     $1.17     $1.15     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $0.97      $1.00     $0.91     $0.73     $1.17     $1.15        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  946      1,026       936       862       939       403        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (6/26/2006)
Accumulation unit
value at beginning
of period               $0.91      $0.81     $0.68     $1.09     $1.13     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $0.93      $0.91     $0.81     $0.68     $1.09     $1.13        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  304        348       278       233       489       186        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (6/26/2006)
Accumulation unit
value at beginning
of period               $0.92      $0.81     $0.68     $1.20     $1.09     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $0.84      $0.92     $0.81     $0.68     $1.20     $1.09        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   79        111        69        38        37        15        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (6/26/2006)
Accumulation unit
value at beginning
of period               $1.03      $0.88     $0.63     $1.20     $1.10     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $0.94      $1.03     $0.88     $0.63     $1.20     $1.10        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   70         99       108        95       140        33        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (3/5/1996)
Accumulation unit
value at beginning
of period               $2.00      $1.85     $1.46     $2.11     $1.98     $1.72     $1.65     $1.53     $1.25     $1.50
Accumulation unit
value at end of
period                  $1.97      $2.00     $1.85     $1.46     $2.11     $1.98     $1.72     $1.65     $1.53     $1.25
Number of
accumulation units
outstanding at end
of period (000
omitted)               49,041     58,751    72,541    92,625   128,470   199,591   281,112   351,566   385,662   422,060
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES II SHARES (4/29/2011)
Accumulation unit
value at beginning
of period               $1.00         --        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $0.91         --        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   68         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (6/26/2006)
Accumulation unit
value at beginning
of period               $1.09      $1.06     $0.84     $1.19     $1.08     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.12      $1.09     $1.06     $0.84     $1.19     $1.08        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   97         39        42        21        34       203        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (6/26/2006)
Accumulation unit
value at beginning
of period               $1.21      $1.09     $0.82     $1.39     $1.23     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.11      $1.21     $1.09     $0.82     $1.39     $1.23        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  319        368     3,232     2,467     1,191        21        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (6/26/2006)
Accumulation unit
value at beginning
of period               $1.00      $0.88     $0.69     $1.09     $1.13     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $0.97      $1.00     $0.88     $0.69     $1.09     $1.13        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  703        826     3,240     3,645     2,734     1,254        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit
value at beginning
of period               $0.95      $0.84     $0.63     $1.06     $1.00        --        --        --        --        --
Accumulation unit
value at end of
period                  $0.89      $0.95     $0.84     $0.63     $1.06        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  359        477     8,361     5,624     3,686        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (4/27/2007)
Accumulation unit
value at beginning
of period               $1.04      $0.84     $0.59     $1.02     $1.00        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.04      $1.04     $0.84     $0.59     $1.02        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   47         46        51        16         5        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------



 72    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,     2011      2010      2009      2008      2007      2006      2005      2004      2003      2002
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit
value at beginning
of period               $1.14      $1.03     $0.75     $1.20     $1.10     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.13      $1.14     $1.03     $0.75     $1.20     $1.10        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  320        308       341       166       147        60        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit
value at beginning
of period               $1.41      $1.26     $0.96     $1.56     $1.24     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.48      $1.41     $1.26     $0.96     $1.56     $1.24        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  531        519       499       436       440       101        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit
value at beginning
of period               $1.07      $0.89     $0.64     $1.16     $1.28     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $0.95      $1.07     $0.89     $0.64     $1.16     $1.28        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  356        436     1,306     1,624       799       494        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit
value at beginning
of period               $1.39      $1.07     $0.69     $1.31     $1.08     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.28      $1.39     $1.07     $0.69     $1.31     $1.08        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  205        188       206       163       210       295        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit
value at beginning
of period               $1.01      $0.84     $0.63     $1.19     $1.17     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $0.88      $1.01     $0.84     $0.63     $1.19     $1.17        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   91        109     1,622     1,455     1,246       432        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit
value at beginning
of period               $1.13      $0.93     $0.72     $1.21     $1.14     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.08      $1.13     $0.93     $0.72     $1.21     $1.14        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  128        113        71        70        31        13        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit
value at beginning
of period               $1.13      $0.99     $0.72     $1.22     $1.16     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.02      $1.13     $0.99     $0.72     $1.22     $1.16        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  847        807       631       521       383       108        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit
value at beginning
of period               $1.31      $1.15     $0.99     $1.17     $1.08     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.30      $1.31     $1.15     $0.99     $1.17     $1.08        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                4,013      4,615    13,258    11,659    10,327     3,211        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (6/26/2006)
Accumulation unit
value at beginning
of period               $1.08      $0.89     $0.66     $1.07     $1.10     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.04      $1.08     $0.89     $0.66     $1.07     $1.10        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  352        430       378       262       374       133        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit
value at beginning
of period               $0.95      $0.84     $0.64     $1.12     $1.07     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $0.90      $0.95     $0.84     $0.64     $1.12     $1.07        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  126        183       120        74        45        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (6/26/2006)
Accumulation unit
value at beginning
of period               $1.27      $1.14     $0.95     $1.14     $1.07     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.28      $1.27     $1.14     $0.95     $1.14     $1.07        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                2,096      1,585     5,695     5,995     4,401     1,767        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IA SHARES (3/5/1996)
Accumulation unit
value at beginning
of period               $1.46      $1.24     $0.94     $1.56     $1.49     $1.38     $1.27     $1.16     $0.89     $1.29
Accumulation unit
value at end of
period                  $1.37      $1.46     $1.24     $0.94     $1.56     $1.49     $1.38     $1.27     $1.16     $0.89
Number of
accumulation units
outstanding at end
of period (000
omitted)               39,973     47,515    57,178    71,705    97,679   149,236   206,197   265,044   324,631   378,658
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
value at beginning
of period               $1.12      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.07      $1.12        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                1,375        203        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
value at beginning
of period               $1.12      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.07      $1.12        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                4,638      4,914        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.00      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.06      $1.00        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   --         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    73

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,     2011      2010      2009      2008      2007      2006      2005      2004      2003      2002
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.21      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.18      $1.21        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   --         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.21      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.03      $1.21        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    3         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.29      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.21      $1.29        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    4         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
value at beginning
of period               $1.04      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.06      $1.04        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                3,692      1,762        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
value at beginning
of period               $1.04      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.06      $1.04        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)               19,589     23,879        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.16      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.11      $1.16        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   --         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (6/26/2006)
Accumulation unit
value at beginning
of period               $0.99      $0.90     $0.69     $1.14     $1.12     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $0.94      $0.99     $0.90     $0.69     $1.14     $1.12        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  218        345     7,802     4,317     2,683     1,144        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.18      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $0.94      $1.18        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    7         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.04      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.05      $1.04        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   34         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.23      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.13      $1.23        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    4         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
value at beginning
of period               $1.17      $0.97     $0.72     $1.15     $1.10     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.08      $1.17     $0.97     $0.72     $1.15     $1.10        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   74         61        32        32        20         2        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.16      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.06      $1.16        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   --         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.00      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.06      $1.00        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   --         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.19      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.20      $1.19        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    6          2        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.24      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.19      $1.24        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   --         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------



 74    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,     2011      2010      2009      2008      2007      2006      2005      2004      2003      2002
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.15      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.14      $1.15        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    1          1        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
value at beginning
of period               $1.09      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.08      $1.09        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)               14,804      7,564        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
value at beginning
of period               $1.09      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.08      $1.09        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)               45,364     50,299        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
value at beginning
of period               $1.11      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.08      $1.11        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                7,528      3,727        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
value at beginning
of period               $1.11      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.08      $1.11        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)               22,032     24,539        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit
value at beginning
of period               $1.07      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.07      $1.07        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                6,257      1,853        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit
value at beginning
of period               $1.07      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.08      $1.07        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)               24,570     26,919        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.19      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.07      $1.19        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   --         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.17      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.20      $1.17        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   --         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.23      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.21      $1.23        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   --         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.29      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.26      $1.29        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   --         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.23      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.16      $1.23        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   --         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit
value at beginning
of period               $1.18      $0.96     $0.71     $1.05     $1.12     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.11      $1.18     $0.96     $0.71     $1.05     $1.12        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  322        442     4,674     3,930     2,808       336        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.00      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.04      $1.00        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                    2         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.17      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.01      $1.17        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   --         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    75

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,     2011      2010      2009      2008      2007      2006      2005      2004      2003      2002
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit
value at beginning
of period               $1.00      $1.00        --        --        --        --        --        --        --        --
Accumulation unit
value at end of
period                  $1.01      $1.00        --        --        --        --        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                   --         --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (6/26/2006)
Accumulation unit
value at beginning
of period               $1.39      $1.13     $0.76     $1.42     $1.24     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.18      $1.39     $1.13     $0.76     $1.42     $1.24        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  782        886     2,664     1,819     1,115       495        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
WANGER USA (6/26/2006)
Accumulation unit
value at beginning
of period               $1.14      $0.94     $0.67     $1.12     $1.08     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.09      $1.14     $0.94     $0.67     $1.12     $1.08        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  928        987     2,463     2,064     1,447       279        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (6/26/2006)
Accumulation unit
value at beginning
of period               $1.00      $0.87     $0.77     $1.33     $1.17     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $0.86      $1.00     $0.87     $0.77     $1.33     $1.17        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  219        250     4,686        97       111        62        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (6/26/2006)
Accumulation unit
value at beginning
of period               $1.24      $1.01     $0.69     $1.17     $1.11     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.15      $1.24     $1.01     $0.69     $1.17     $1.11        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  291         83        61        40        29         7        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (6/26/2006)
Accumulation unit
value at beginning
of period               $1.40      $1.12     $0.74     $1.28     $1.14     $1.00        --        --        --        --
Accumulation unit
value at end of
period                  $1.32      $1.40     $1.12     $0.74     $1.28     $1.14        --        --        --        --
Number of
accumulation units
outstanding at end
of period (000
omitted)                  313        351       260       183       186        65        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------





 76    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                         2011     2010     2009     2008     2007    2006
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period              $1.25    $1.07    $0.71    $1.36    $1.15   $1.00
Accumulation unit value at end of period                    $0.95    $1.25    $1.07    $0.71    $1.36   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                          293      443      419      280      300     564
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period              $0.94    $0.84    $0.71    $1.21    $1.17   $1.00
Accumulation unit value at end of period                    $0.98    $0.94    $0.84    $0.71    $1.21   $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                          431      492      733      800      801     293
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period              $0.81    $0.79    $0.60    $1.29    $1.24   $1.00
Accumulation unit value at end of period                    $0.65    $0.81    $0.79    $0.60    $1.29   $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                        4,688    5,887   17,833   45,368   24,195   5,843
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period              $1.07    $0.99    $0.73    $1.23    $1.09   $1.00
Accumulation unit value at end of period                    $1.02    $1.07    $0.99    $0.73    $1.23   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                          485      344      242      206      102      23
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period              $1.25    $1.06    $0.83    $1.11    $1.16   $1.00
Accumulation unit value at end of period                    $1.22    $1.25    $1.06    $0.83    $1.11   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,278    1,384    6,247   11,348   12,685     267
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/26/2006)
Accumulation unit value at beginning of period              $1.08    $0.95    $0.71    $1.24    $1.04   $1.00
Accumulation unit value at end of period                    $1.08    $1.08    $0.95    $0.71    $1.24   $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                          337      421      482      466      414   4,125
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period              $1.03    $0.93    $0.78    $1.08    $1.16   $1.00
Accumulation unit value at end of period                    $1.03    $1.03    $0.93    $0.78    $1.08   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                        2,947    2,972    3,160    2,591    2,786     903
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.07    $0.96    $0.78    $1.13    $1.13   $1.00
Accumulation unit value at end of period                    $1.08    $1.07    $0.96    $0.78    $1.13   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                        2,107    2,324    2,917      622      930     225
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $0.99    $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.98    $0.99       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          166      397       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.04    $1.05    $1.06    $1.05    $1.02   $1.00
Accumulation unit value at end of period                    $1.02    $1.04    $1.05    $1.06    $1.05   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                        4,783    8,312   14,792   30,883   25,294   9,800
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.02    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.07    $1.02       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          671      239       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.22    $1.14    $1.01    $1.09    $1.05   $1.00
Accumulation unit value at end of period                    $1.28    $1.22    $1.14    $1.01    $1.09   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                       12,964   15,943  167,503  147,502  119,779  26,100
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.21    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.13    $1.21       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           88       12       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.02    $0.89    $0.71    $1.20    $1.13   $1.00
Accumulation unit value at end of period                    $0.96    $1.02    $0.89    $0.71    $1.20   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                        7,829    9,754   98,890   78,564   42,436  14,023
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.20    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.25    $1.20       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                            1       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    77

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2011     2010     2009     2008     2007    2006
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $0.95    $0.82    $0.67    $1.17    $1.15   $1.00
Accumulation unit value at end of period                    $0.98    $0.95    $0.82    $0.67    $1.17   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                          340      256      304      444      536     207
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.22    $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.95    $1.22       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          256      111       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.70    $1.44    $0.84    $1.83    $1.34   $1.00
Accumulation unit value at end of period                    $1.32    $1.70    $1.44    $0.84    $1.83   $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                        2,465    3,314   10,719   21,216    9,418   2,130
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.04    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.07    $1.04       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          133      119       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.27    $1.21    $1.10    $1.12    $1.05   $1.00
Accumulation unit value at end of period                    $1.31    $1.27    $1.21    $1.10    $1.12   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                        5,320    6,376   53,805   47,521   39,217   7,409
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.02    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.10    $1.02       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          176      117       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.18    $1.14    $1.09    $1.10    $1.03   $1.00
Accumulation unit value at end of period                    $1.28    $1.18    $1.14    $1.09    $1.10   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                        6,489    7,441   79,690   30,533   23,879   9,303
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (6/26/2006)
Accumulation unit value at beginning of period              $1.26    $1.14    $0.81    $1.09    $1.08   $1.00
Accumulation unit value at end of period                    $1.33    $1.26    $1.14    $0.81    $1.09   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                        2,152    2,199    2,059    1,829    1,757     576
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.08    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.12    $1.08       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          219       41       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.36    $1.21    $0.80    $1.08    $1.08   $1.00
Accumulation unit value at end of period                    $1.42    $1.36    $1.21    $0.80    $1.08   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                        3,685    4,147    4,227    2,938    3,520   1,205
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.07    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.12    $1.07       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          105       26       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.36    $1.22    $0.87    $1.08    $1.07   $1.00
Accumulation unit value at end of period                    $1.42    $1.36    $1.22    $0.87    $1.08   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                        3,834    4,656   62,856   31,638   24,436   8,700
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.19    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.03    $1.19       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          165       84       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.09    $0.97    $0.77    $1.31    $1.17   $1.00
Accumulation unit value at end of period                    $0.94    $1.09    $0.97    $0.77    $1.31   $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,050    1,317    1,358    1,342    1,247     266
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.21    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.15    $1.21       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           45       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------



 78    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2011     2010     2009     2008     2007    2006
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $0.99    $0.86    $0.63    $1.15    $1.13   $1.00
Accumulation unit value at end of period                    $0.95    $0.99    $0.86    $0.63    $1.15   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                          332      442      473      586      868     220
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.01    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.02    $1.01       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          294      154       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (6/26/2006)
Accumulation unit value at beginning of period              $1.14    $0.95    $0.76    $1.27    $1.09   $1.00
Accumulation unit value at end of period                    $1.09    $1.14    $0.95    $0.76    $1.27   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        4,130    5,333   81,378   54,827   31,528   7,437
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (6/26/2006)
Accumulation unit value at beginning of period              $1.10    $0.98    $0.72    $1.42    $1.20   $1.00
Accumulation unit value at end of period                    $0.91    $1.10    $0.98    $0.72    $1.42   $1.20
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,680    2,130    2,414    2,757    2,052   3,503
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.27    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.06    $1.27       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           60       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.29    $1.04    $0.64    $1.18    $1.05   $1.00
Accumulation unit value at end of period                    $1.08    $1.29    $1.04    $0.64    $1.18   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                          469      651      529      153      191      44
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.26    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.14    $1.26       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           62        1       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.08    $0.90    $0.64    $1.19    $1.09   $1.00
Accumulation unit value at end of period                    $0.98    $1.08    $0.90    $0.64    $1.19   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        2,073    2,723    6,758   12,410    8,621   6,289
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.03    $0.91    $0.73    $1.18    $1.14   $1.00
Accumulation unit value at end of period                    $1.04    $1.03    $0.91    $0.73    $1.18   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,085    1,006      911    1,062    1,259     361
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.20    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.16    $1.20       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           65       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.01    $0.85    $0.68    $1.14    $1.16   $1.00
Accumulation unit value at end of period                    $0.98    $1.01    $0.85    $0.68    $1.14   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                          337      384      274      159       73      20
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.27    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.15    $1.27       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           21       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.08    $0.87    $0.63    $1.04    $1.10   $1.00
Accumulation unit value at end of period                    $0.98    $1.08    $0.87    $0.63    $1.04   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          404      366      285      123      147      51
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.00    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.00    $1.00       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          187       66       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.09    $1.07    $1.03    $1.07    $1.03   $1.00
Accumulation unit value at end of period                    $1.09    $1.09    $1.07    $1.03    $1.07   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                        5,602    6,485    6,519    5,026    2,324     623
-----------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    79

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2011     2010     2009     2008     2007    2006
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (4/29/2011)
Accumulation unit value at beginning of period              $1.00       --       --       --       --      --
Accumulation unit value at end of period                    $0.94       --       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          296       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (6/26/2006)
Accumulation unit value at beginning of period              $1.04    $0.91    $0.77    $1.18    $1.01   $1.00
Accumulation unit value at end of period                    $0.90    $1.04    $0.91    $0.77    $1.18   $1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                        2,577    2,791    2,321    1,653    1,007   3,433
-----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.03    $0.95    $0.77    $1.36    $1.18   $1.00
Accumulation unit value at end of period                    $0.87    $1.03    $0.95    $0.77    $1.36   $1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                          458      646      764      826      586     205
-----------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (6/26/2006)
Accumulation unit value at beginning of period              $1.13    $1.05    $0.74    $1.03    $1.02   $1.00
Accumulation unit value at end of period                    $1.15    $1.13    $1.05    $0.74    $1.03   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                        8,341    8,780   44,355   33,621   26,240  10,136
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period              $1.11    $0.96    $0.72    $1.27    $1.10   $1.00
Accumulation unit value at end of period                    $1.06    $1.11    $0.96    $0.72    $1.27   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                       10,542   11,951   26,262   55,331   38,145  14,254
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period              $1.29    $1.02    $0.74    $1.24    $1.09   $1.00
Accumulation unit value at end of period                    $1.14    $1.29    $1.02    $0.74    $1.24   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        5,555    6,949   23,688   36,142   18,414   5,441
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period              $1.03    $0.92    $0.74    $1.34    $1.16   $1.00
Accumulation unit value at end of period                    $0.84    $1.03    $0.92    $0.74    $1.34   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,077    1,365    1,556    1,670    1,294     483
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period              $0.76    $0.63    $0.54    $0.95    $1.21   $1.00
Accumulation unit value at end of period                    $0.70    $0.76    $0.63    $0.54    $0.95   $1.21
Number of accumulation units outstanding at end of
period (000 omitted)                                        2,525    2,730    2,586    2,319    2,457   1,107
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period              $1.12    $0.89    $0.69    $1.05    $1.09   $1.00
Accumulation unit value at end of period                    $1.06    $1.12    $0.89    $0.69    $1.05   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,730    1,829    1,834    2,047    2,059   1,064
-----------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period              $0.99    $0.90    $0.72    $1.16    $1.14   $1.00
Accumulation unit value at end of period                    $0.96    $0.99    $0.90    $0.72    $1.16   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                        4,076    4,866    5,084    5,780    6,302   2,030
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (6/26/2006)
Accumulation unit value at beginning of period              $0.91    $0.81    $0.68    $1.09    $1.13   $1.00
Accumulation unit value at end of period                    $0.93    $0.91    $0.81    $0.68    $1.09   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                          487      575      698      825    1,284     665
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period              $0.92    $0.81    $0.68    $1.20    $1.08   $1.00
Accumulation unit value at end of period                    $0.83    $0.92    $0.81    $0.68    $1.20   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                          307      333      334      387      388     257
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.03    $0.88    $0.63    $1.20    $1.10   $1.00
Accumulation unit value at end of period                    $0.94    $1.03    $0.88    $0.63    $1.20   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          482      594      668      674      879     252
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES II SHARES (4/29/2011)
Accumulation unit value at beginning of period              $1.00       --       --       --       --      --
Accumulation unit value at end of period                    $0.91       --       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          439       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.09    $1.05    $0.84    $1.19    $1.08   $1.00
Accumulation unit value at end of period                    $1.12    $1.09    $1.05    $0.84    $1.19   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                          508      571      583      577      362   1,832
-----------------------------------------------------------------------------------------------------------------



 80    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2011     2010     2009     2008     2007    2006
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.21    $1.09    $0.82    $1.39    $1.23   $1.00
Accumulation unit value at end of period                    $1.11    $1.21    $1.09    $0.82    $1.39   $1.23
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,632    2,081   29,799   26,041   11,042     102
-----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.00    $0.88    $0.69    $1.09    $1.13   $1.00
Accumulation unit value at end of period                    $0.97    $1.00    $0.88    $0.69    $1.09   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                        2,455    2,823   26,277   34,546   21,804   9,512
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of period              $0.95    $0.84    $0.63    $1.06    $1.00      --
Accumulation unit value at end of period                    $0.89    $0.95    $0.84    $0.63    $1.06      --
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,713    2,336   80,099   57,559   35,017      --
-----------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (4/27/2007)
Accumulation unit value at beginning of period              $1.03    $0.84    $0.59    $1.01    $1.00      --
Accumulation unit value at end of period                    $1.04    $1.03    $0.84    $0.59    $1.01      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          337      376      292      292      125      --
-----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period              $1.14    $1.03    $0.75    $1.20    $1.10   $1.00
Accumulation unit value at end of period                    $1.13    $1.14    $1.03    $0.75    $1.20   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          500      777      698      479      325      80
-----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period              $1.41    $1.26    $0.96    $1.56    $1.24   $1.00
Accumulation unit value at end of period                    $1.48    $1.41    $1.26    $0.96    $1.56   $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                        3,758    3,729    4,001    3,917    3,235   1,005
-----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.07    $0.89    $0.64    $1.16    $1.28   $1.00
Accumulation unit value at end of period                    $0.95    $1.07    $0.89    $0.64    $1.16   $1.28
Number of accumulation units outstanding at end of
period (000 omitted)                                        2,093    2,262   11,746   15,705    6,278   3,387
-----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.39    $1.06    $0.69    $1.31    $1.08   $1.00
Accumulation unit value at end of period                    $1.27    $1.39    $1.06    $0.69    $1.31   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,364    1,265    1,329    1,340    1,013   2,328
-----------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period              $1.01    $0.84    $0.63    $1.19    $1.17   $1.00
Accumulation unit value at end of period                    $0.87    $1.01    $0.84    $0.63    $1.19   $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                          538      552   15,761   15,089   11,632   3,205
-----------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period              $1.13    $0.93    $0.72    $1.20    $1.14   $1.00
Accumulation unit value at end of period                    $1.08    $1.13    $0.93    $0.72    $1.20   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                          131      209      165      155      142      29
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.13    $0.99    $0.72    $1.22    $1.16   $1.00
Accumulation unit value at end of period                    $1.02    $1.13    $0.99    $0.72    $1.22   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,548    1,898    1,750    1,612    1,649     663
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.30    $1.15    $0.98    $1.17    $1.08   $1.00
Accumulation unit value at end of period                    $1.29    $1.30    $1.15    $0.98    $1.17   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                       20,543   24,561  104,395   90,372   69,486  12,934
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period              $1.07    $0.88    $0.65    $1.07    $1.10   $1.00
Accumulation unit value at end of period                    $1.04    $1.07    $0.88    $0.65    $1.07   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,536    1,853    1,891    1,925    2,045     715
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period              $0.95    $0.84    $0.64    $1.11    $1.07   $1.00
Accumulation unit value at end of period                    $0.90    $0.95    $0.84    $0.64    $1.11   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                          506      543      623      441      420      98
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (6/26/2006)
Accumulation unit value at beginning of period              $1.26    $1.13    $0.95    $1.14    $1.07   $1.00
Accumulation unit value at end of period                    $1.27    $1.26    $1.13    $0.95    $1.14   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                        6,150    6,043   48,834   54,964   38,718  12,825
-----------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    81

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2011     2010     2009     2008     2007    2006
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period              $1.12    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.07    $1.12       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                        7,924    2,155       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period              $1.12    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.07    $1.12       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       39,654   44,198       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.00    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.06    $1.00       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           38       24       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.21    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.18    $1.21       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           33       40       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.21    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.03    $1.21       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          119       36       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.29    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.21    $1.29       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           99        9       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period              $1.04    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.06    $1.04       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       23,540    9,822       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period              $1.04    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.06    $1.04       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       98,218  111,907       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.16    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.11    $1.16       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           68       53       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $0.99    $0.90    $0.69    $1.14    $1.11   $1.00
Accumulation unit value at end of period                    $0.94    $0.99    $0.90    $0.69    $1.14   $1.11
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,276    1,523   76,995   42,822   24,777   8,957
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.18    $1.00       --       --       --      --
Accumulation unit value at end of period                    $0.94    $1.18       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           56       18       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.04    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.05    $1.04       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          232       55       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.23    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.13    $1.23       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           48        6       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.17    $0.97    $0.72    $1.15    $1.10   $1.00
Accumulation unit value at end of period                    $1.08    $1.17    $0.97    $0.72    $1.15   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          180      165      158      145      181      32
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.16    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.06    $1.16       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           27       42       --       --       --      --
-----------------------------------------------------------------------------------------------------------------



 82    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2011     2010     2009     2008     2007    2006
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.00    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.06    $1.00       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           67       16       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.19    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.19    $1.19       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           12       41       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.24    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.19    $1.24       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          114       14       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.15    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.14    $1.15       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           84        3       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period              $1.09    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.08    $1.09       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       89,953   39,307       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period              $1.09    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.08    $1.09       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      467,312  551,507       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period              $1.11    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.08    $1.11       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       42,475   20,188       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period              $1.11    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.08    $1.11       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      158,719  191,048       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period              $1.07    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.07    $1.07       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       40,844   16,388       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period              $1.07    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.07    $1.07       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      209,263  234,736       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.19    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.07    $1.19       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          153       56       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.17    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.20    $1.17       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           97        3       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.23    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.21    $1.23       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           56        2       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.29    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.26    $1.29       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           13       51       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.23    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.16    $1.23       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                            8        4       --       --       --      --
-----------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    83

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2011     2010     2009     2008     2007    2006
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period              $1.18    $0.96    $0.71    $1.05    $1.12   $1.00
Accumulation unit value at end of period                    $1.11    $1.18    $0.96    $0.71    $1.05   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,083    1,348   44,669   40,609   26,141   2,786
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.00    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.04    $1.00       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           21       13       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.17    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.01    $1.17       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           18        1       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period              $1.00    $1.00       --       --       --      --
Accumulation unit value at end of period                    $1.01    $1.00       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           38       41       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (6/26/2006)
Accumulation unit value at beginning of period              $1.39    $1.13    $0.76    $1.42    $1.24   $1.00
Accumulation unit value at end of period                    $1.17    $1.39    $1.13    $0.76    $1.42   $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                        3,546    4,286   22,622   16,160    9,249   3,490
-----------------------------------------------------------------------------------------------------------------
WANGER USA (6/26/2006)
Accumulation unit value at beginning of period              $1.14    $0.94    $0.67    $1.12    $1.08   $1.00
Accumulation unit value at end of period                    $1.09    $1.14    $0.94    $0.67    $1.12   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                        2,943    3,589   18,458   16,958   11,392   1,995
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period              $1.00    $0.87    $0.76    $1.33    $1.17   $1.00
Accumulation unit value at end of period                    $0.86    $1.00    $0.87    $0.76    $1.33   $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,409    1,555   42,775    1,018      830     382
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period              $1.23    $1.01    $0.69    $1.17    $1.11   $1.00
Accumulation unit value at end of period                    $1.15    $1.23    $1.01    $0.69    $1.17   $1.11
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,313      354      325      296      211      37
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period              $1.40    $1.12    $0.74    $1.28    $1.14   $1.00
Accumulation unit value at end of period                    $1.32    $1.40    $1.12    $0.74    $1.28   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                        1,008    1,248    1,279    1,063      968     178
-----------------------------------------------------------------------------------------------------------------






 84    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                            2011    2010
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.21  $1.00
Accumulation unit value at end of period                                       $1.15  $1.21
Number of accumulation units outstanding at end of period (000 omitted)           42      2
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/19/2010)
Accumulation unit value at beginning of period                                 $1.16  $1.00
Accumulation unit value at end of period                                       $1.15  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          255    127
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.14  $1.00
Accumulation unit value at end of period                                       $1.15  $1.14
Number of accumulation units outstanding at end of period (000 omitted)           69     --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $0.99  $1.00
Accumulation unit value at end of period                                       $0.98  $0.99
Number of accumulation units outstanding at end of period (000 omitted)        1,336    340
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.02  $1.00
Accumulation unit value at end of period                                       $1.07  $1.02
Number of accumulation units outstanding at end of period (000 omitted)          707    306
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.21  $1.00
Accumulation unit value at end of period                                       $1.13  $1.21
Number of accumulation units outstanding at end of period (000 omitted)          287     38
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.20  $1.00
Accumulation unit value at end of period                                       $1.25  $1.20
Number of accumulation units outstanding at end of period (000 omitted)           10     13
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.22  $1.00
Accumulation unit value at end of period                                       $0.95  $1.22
Number of accumulation units outstanding at end of period (000 omitted)          110     33
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.04  $1.00
Accumulation unit value at end of period                                       $1.07  $1.04
Number of accumulation units outstanding at end of period (000 omitted)          301     97
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.02  $1.00
Accumulation unit value at end of period                                       $1.10  $1.02
Number of accumulation units outstanding at end of period (000 omitted)          359    187
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $0.97  $1.00
Accumulation unit value at end of period                                       $1.02  $0.97
Number of accumulation units outstanding at end of period (000 omitted)          263    122
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.08  $1.00
Accumulation unit value at end of period                                       $1.12  $1.08
Number of accumulation units outstanding at end of period (000 omitted)          294    121
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.07  $1.00
Accumulation unit value at end of period                                       $1.12  $1.07
Number of accumulation units outstanding at end of period (000 omitted)          155     59
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.19  $1.00
Accumulation unit value at end of period                                       $1.03  $1.19
Number of accumulation units outstanding at end of period (000 omitted)           25     10
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.21  $1.00
Accumulation unit value at end of period                                       $1.15  $1.21
Number of accumulation units outstanding at end of period (000 omitted)           40     38
-----------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    85

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011    2010
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.01  $1.00
Accumulation unit value at end of period                                       $1.02  $1.01
Number of accumulation units outstanding at end of period (000 omitted)          483     27
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.22  $1.00
Accumulation unit value at end of period                                       $1.01  $1.22
Number of accumulation units outstanding at end of period (000 omitted)           37      5
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.27  $1.00
Accumulation unit value at end of period                                       $1.06  $1.27
Number of accumulation units outstanding at end of period (000 omitted)           17      6
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.26  $1.00
Accumulation unit value at end of period                                       $1.14  $1.26
Number of accumulation units outstanding at end of period (000 omitted)            2     --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.18  $1.00
Accumulation unit value at end of period                                       $1.18  $1.18
Number of accumulation units outstanding at end of period (000 omitted)          240     66
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.20  $1.00
Accumulation unit value at end of period                                       $1.16  $1.20
Number of accumulation units outstanding at end of period (000 omitted)           17      2
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.27  $1.00
Accumulation unit value at end of period                                       $1.15  $1.27
Number of accumulation units outstanding at end of period (000 omitted)           55      3
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.00  $1.00
Accumulation unit value at end of period                                       $1.00  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          713    147
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (4/29/2011)
Accumulation unit value at beginning of period                                 $1.00     --
Accumulation unit value at end of period                                       $0.94     --
Number of accumulation units outstanding at end of period (000 omitted)          520     --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                 $1.20  $1.00
Accumulation unit value at end of period                                       $1.15  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          337     51
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                 $1.24  $1.00
Accumulation unit value at end of period                                       $1.09  $1.24
Number of accumulation units outstanding at end of period (000 omitted)          348     58
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                 $1.30  $1.00
Accumulation unit value at end of period                                       $1.24  $1.30
Number of accumulation units outstanding at end of period (000 omitted)           78     20
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                 $1.12  $1.00
Accumulation unit value at end of period                                       $1.09  $1.12
Number of accumulation units outstanding at end of period (000 omitted)           99     15
-----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                 $1.17  $1.00
Accumulation unit value at end of period                                       $1.09  $1.17
Number of accumulation units outstanding at end of period (000 omitted)           36     11
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (7/19/2010)
Accumulation unit value at beginning of period                                 $1.17  $1.00
Accumulation unit value at end of period                                       $1.23  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          137     21
-----------------------------------------------------------------------------------------------



 86    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011    2010
-----------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/19/2010)
Accumulation unit value at beginning of period                                 $1.26  $1.00
Accumulation unit value at end of period                                       $1.15  $1.26
Number of accumulation units outstanding at end of period (000 omitted)           41      5
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.19  $1.00
Accumulation unit value at end of period                                       $1.13  $1.19
Number of accumulation units outstanding at end of period (000 omitted)            2     --
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                 $1.19  $1.00
Accumulation unit value at end of period                                       $1.07  $1.19
Number of accumulation units outstanding at end of period (000 omitted)          227    166
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                 $1.22  $1.00
Accumulation unit value at end of period                                       $1.18  $1.22
Number of accumulation units outstanding at end of period (000 omitted)           81     18
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/19/2010)
Accumulation unit value at beginning of period                                 $1.06  $1.00
Accumulation unit value at end of period                                       $1.07  $1.06
Number of accumulation units outstanding at end of period (000 omitted)          482    194
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.16  $1.00
Accumulation unit value at end of period                                       $1.11  $1.16
Number of accumulation units outstanding at end of period (000 omitted)        1,022    302
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.00  $1.00
Accumulation unit value at end of period                                       $1.06  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          239     54
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.21  $1.00
Accumulation unit value at end of period                                       $1.18  $1.21
Number of accumulation units outstanding at end of period (000 omitted)           24      7
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.21  $1.00
Accumulation unit value at end of period                                       $1.03  $1.21
Number of accumulation units outstanding at end of period (000 omitted)           76     28
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.29  $1.00
Accumulation unit value at end of period                                       $1.21  $1.29
Number of accumulation units outstanding at end of period (000 omitted)          122      8
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.05  $1.00
Accumulation unit value at end of period                                       $1.07  $1.05
Number of accumulation units outstanding at end of period (000 omitted)       11,499  3,209
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.16  $1.00
Accumulation unit value at end of period                                       $1.10  $1.16
Number of accumulation units outstanding at end of period (000 omitted)           22      3
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.18  $1.00
Accumulation unit value at end of period                                       $0.93  $1.18
Number of accumulation units outstanding at end of period (000 omitted)          123     31
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.04  $1.00
Accumulation unit value at end of period                                       $1.05  $1.04
Number of accumulation units outstanding at end of period (000 omitted)          969    100
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.23  $1.00
Accumulation unit value at end of period                                       $1.13  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          149      8
-----------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    87

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011    2010
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.16  $1.00
Accumulation unit value at end of period                                       $1.06  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          237     52
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.00  $1.00
Accumulation unit value at end of period                                       $1.06  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          167     30
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.19  $1.00
Accumulation unit value at end of period                                       $1.19  $1.19
Number of accumulation units outstanding at end of period (000 omitted)           23     12
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.24  $1.00
Accumulation unit value at end of period                                       $1.19  $1.24
Number of accumulation units outstanding at end of period (000 omitted)           81     11
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.15  $1.00
Accumulation unit value at end of period                                       $1.14  $1.15
Number of accumulation units outstanding at end of period (000 omitted)           58     10
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.11  $1.00
Accumulation unit value at end of period                                       $1.09  $1.11
Number of accumulation units outstanding at end of period (000 omitted)       28,107  8,015
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.13  $1.00
Accumulation unit value at end of period                                       $1.10  $1.13
Number of accumulation units outstanding at end of period (000 omitted)        9,272  1,891
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.08  $1.00
Accumulation unit value at end of period                                       $1.08  $1.08
Number of accumulation units outstanding at end of period (000 omitted)       14,556  4,109
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.19  $1.00
Accumulation unit value at end of period                                       $1.06  $1.19
Number of accumulation units outstanding at end of period (000 omitted)          241     49
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.17  $1.00
Accumulation unit value at end of period                                       $1.19  $1.17
Number of accumulation units outstanding at end of period (000 omitted)           28      3
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.23  $1.00
Accumulation unit value at end of period                                       $1.21  $1.23
Number of accumulation units outstanding at end of period (000 omitted)            8      6
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.29  $1.00
Accumulation unit value at end of period                                       $1.26  $1.29
Number of accumulation units outstanding at end of period (000 omitted)            8      1
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.23  $1.00
Accumulation unit value at end of period                                       $1.16  $1.23
Number of accumulation units outstanding at end of period (000 omitted)           17     21
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.00  $1.00
Accumulation unit value at end of period                                       $1.04  $1.00
Number of accumulation units outstanding at end of period (000 omitted)           84      4
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.17  $1.00
Accumulation unit value at end of period                                       $1.00  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          123     38
-----------------------------------------------------------------------------------------------



 88    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011    2010
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.00  $1.00
Accumulation unit value at end of period                                       $1.01  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          132     11
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                 $1.23  $1.00
Accumulation unit value at end of period                                       $1.14  $1.23
Number of accumulation units outstanding at end of period (000 omitted)           12      2
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                 $1.28  $1.00
Accumulation unit value at end of period                                       $1.20  $1.28
Number of accumulation units outstanding at end of period (000 omitted)           56      6
-----------------------------------------------------------------------------------------------






                                          RIVERSOURCE VARIABLE ACCOUNT 10    89

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                            2011    2010
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.21  $1.00
Accumulation unit value at end of period                                       $1.15  $1.21
Number of accumulation units outstanding at end of period (000 omitted)           10     --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/19/2010)
Accumulation unit value at beginning of period                                 $1.16  $1.00
Accumulation unit value at end of period                                       $1.15  $1.16
Number of accumulation units outstanding at end of period (000 omitted)           49     --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.14  $1.00
Accumulation unit value at end of period                                       $1.15  $1.14
Number of accumulation units outstanding at end of period (000 omitted)           --     --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $0.99  $1.00
Accumulation unit value at end of period                                       $0.98  $0.99
Number of accumulation units outstanding at end of period (000 omitted)          219     --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.01  $1.00
Accumulation unit value at end of period                                       $1.07  $1.01
Number of accumulation units outstanding at end of period (000 omitted)           46      7
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.21  $1.00
Accumulation unit value at end of period                                       $1.13  $1.21
Number of accumulation units outstanding at end of period (000 omitted)           26     --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.20  $1.00
Accumulation unit value at end of period                                       $1.25  $1.20
Number of accumulation units outstanding at end of period (000 omitted)           --     --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.22  $1.00
Accumulation unit value at end of period                                       $0.95  $1.22
Number of accumulation units outstanding at end of period (000 omitted)          131     65
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.04  $1.00
Accumulation unit value at end of period                                       $1.07  $1.04
Number of accumulation units outstanding at end of period (000 omitted)           86     17
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.02  $1.00
Accumulation unit value at end of period                                       $1.10  $1.02
Number of accumulation units outstanding at end of period (000 omitted)           25     --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $0.97  $1.00
Accumulation unit value at end of period                                       $1.02  $0.97
Number of accumulation units outstanding at end of period (000 omitted)           14     --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.08  $1.00
Accumulation unit value at end of period                                       $1.12  $1.08
Number of accumulation units outstanding at end of period (000 omitted)           93      6
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.07  $1.00
Accumulation unit value at end of period                                       $1.12  $1.07
Number of accumulation units outstanding at end of period (000 omitted)           49     --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.19  $1.00
Accumulation unit value at end of period                                       $1.03  $1.19
Number of accumulation units outstanding at end of period (000 omitted)           23      1
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.21  $1.00
Accumulation unit value at end of period                                       $1.15  $1.21
Number of accumulation units outstanding at end of period (000 omitted)           24     13
-----------------------------------------------------------------------------------------------



 90    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011    2010
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.01  $1.00
Accumulation unit value at end of period                                       $1.02  $1.01
Number of accumulation units outstanding at end of period (000 omitted)           --     --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.22  $1.00
Accumulation unit value at end of period                                       $1.01  $1.22
Number of accumulation units outstanding at end of period (000 omitted)           56     34
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.27  $1.00
Accumulation unit value at end of period                                       $1.06  $1.27
Number of accumulation units outstanding at end of period (000 omitted)            7     --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.26  $1.00
Accumulation unit value at end of period                                       $1.14  $1.26
Number of accumulation units outstanding at end of period (000 omitted)            9     --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.18  $1.00
Accumulation unit value at end of period                                       $1.18  $1.18
Number of accumulation units outstanding at end of period (000 omitted)            1     --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.20  $1.00
Accumulation unit value at end of period                                       $1.16  $1.20
Number of accumulation units outstanding at end of period (000 omitted)            9     --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.27  $1.00
Accumulation unit value at end of period                                       $1.14  $1.27
Number of accumulation units outstanding at end of period (000 omitted)           27     --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.00  $1.00
Accumulation unit value at end of period                                       $1.00  $1.00
Number of accumulation units outstanding at end of period (000 omitted)            6      6
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (4/29/2011)
Accumulation unit value at beginning of period                                 $1.00     --
Accumulation unit value at end of period                                       $0.94     --
Number of accumulation units outstanding at end of period (000 omitted)          148     --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                 $1.20  $1.00
Accumulation unit value at end of period                                       $1.15  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          164     80
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                 $1.24  $1.00
Accumulation unit value at end of period                                       $1.09  $1.24
Number of accumulation units outstanding at end of period (000 omitted)           20     15
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                 $1.30  $1.00
Accumulation unit value at end of period                                       $1.24  $1.30
Number of accumulation units outstanding at end of period (000 omitted)           18      9
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                 $1.12  $1.00
Accumulation unit value at end of period                                       $1.09  $1.12
Number of accumulation units outstanding at end of period (000 omitted)           30     --
-----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                 $1.17  $1.00
Accumulation unit value at end of period                                       $1.09  $1.17
Number of accumulation units outstanding at end of period (000 omitted)            9      9
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (7/19/2010)
Accumulation unit value at beginning of period                                 $1.17  $1.00
Accumulation unit value at end of period                                       $1.23  $1.17
Number of accumulation units outstanding at end of period (000 omitted)           69      2
-----------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    91

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011    2010
-----------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/19/2010)
Accumulation unit value at beginning of period                                 $1.26  $1.00
Accumulation unit value at end of period                                       $1.15  $1.26
Number of accumulation units outstanding at end of period (000 omitted)           32     10
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.19  $1.00
Accumulation unit value at end of period                                       $1.13  $1.19
Number of accumulation units outstanding at end of period (000 omitted)            9     --
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                 $1.19  $1.00
Accumulation unit value at end of period                                       $1.07  $1.19
Number of accumulation units outstanding at end of period (000 omitted)           46      1
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                 $1.22  $1.00
Accumulation unit value at end of period                                       $1.18  $1.22
Number of accumulation units outstanding at end of period (000 omitted)            1     --
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/19/2010)
Accumulation unit value at beginning of period                                 $1.06  $1.00
Accumulation unit value at end of period                                       $1.07  $1.06
Number of accumulation units outstanding at end of period (000 omitted)           57     --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.16  $1.00
Accumulation unit value at end of period                                       $1.11  $1.16
Number of accumulation units outstanding at end of period (000 omitted)        1,906    387
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.00  $1.00
Accumulation unit value at end of period                                       $1.06  $1.00
Number of accumulation units outstanding at end of period (000 omitted)           24     11
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.21  $1.00
Accumulation unit value at end of period                                       $1.18  $1.21
Number of accumulation units outstanding at end of period (000 omitted)           --     --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.21  $1.00
Accumulation unit value at end of period                                       $1.03  $1.21
Number of accumulation units outstanding at end of period (000 omitted)           89     54
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.29  $1.00
Accumulation unit value at end of period                                       $1.21  $1.29
Number of accumulation units outstanding at end of period (000 omitted)           63     40
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.05  $1.00
Accumulation unit value at end of period                                       $1.07  $1.05
Number of accumulation units outstanding at end of period (000 omitted)        4,424    673
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.16  $1.00
Accumulation unit value at end of period                                       $1.10  $1.16
Number of accumulation units outstanding at end of period (000 omitted)           22     20
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.18  $1.00
Accumulation unit value at end of period                                       $0.93  $1.18
Number of accumulation units outstanding at end of period (000 omitted)           11     --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.04  $1.00
Accumulation unit value at end of period                                       $1.05  $1.04
Number of accumulation units outstanding at end of period (000 omitted)           43     --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.23  $1.00
Accumulation unit value at end of period                                       $1.13  $1.23
Number of accumulation units outstanding at end of period (000 omitted)            2     --
-----------------------------------------------------------------------------------------------



 92    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011    2010
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.16  $1.00
Accumulation unit value at end of period                                       $1.06  $1.16
Number of accumulation units outstanding at end of period (000 omitted)           32      5
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.00  $1.00
Accumulation unit value at end of period                                       $1.06  $1.00
Number of accumulation units outstanding at end of period (000 omitted)           35     --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.19  $1.00
Accumulation unit value at end of period                                       $1.19  $1.19
Number of accumulation units outstanding at end of period (000 omitted)            1     --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.24  $1.00
Accumulation unit value at end of period                                       $1.19  $1.24
Number of accumulation units outstanding at end of period (000 omitted)           35     --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.15  $1.00
Accumulation unit value at end of period                                       $1.13  $1.15
Number of accumulation units outstanding at end of period (000 omitted)           39     --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.11  $1.00
Accumulation unit value at end of period                                       $1.09  $1.11
Number of accumulation units outstanding at end of period (000 omitted)       22,126  6,259
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.13  $1.00
Accumulation unit value at end of period                                       $1.10  $1.13
Number of accumulation units outstanding at end of period (000 omitted)       11,746  3,622
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.08  $1.00
Accumulation unit value at end of period                                       $1.08  $1.08
Number of accumulation units outstanding at end of period (000 omitted)        9,784  2,470
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.19  $1.00
Accumulation unit value at end of period                                       $1.06  $1.19
Number of accumulation units outstanding at end of period (000 omitted)           75     10
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.17  $1.00
Accumulation unit value at end of period                                       $1.19  $1.17
Number of accumulation units outstanding at end of period (000 omitted)           15      9
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.23  $1.00
Accumulation unit value at end of period                                       $1.21  $1.23
Number of accumulation units outstanding at end of period (000 omitted)           32     --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.29  $1.00
Accumulation unit value at end of period                                       $1.26  $1.29
Number of accumulation units outstanding at end of period (000 omitted)           13     --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.23  $1.00
Accumulation unit value at end of period                                       $1.16  $1.23
Number of accumulation units outstanding at end of period (000 omitted)           15      9
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.00  $1.00
Accumulation unit value at end of period                                       $1.04  $1.00
Number of accumulation units outstanding at end of period (000 omitted)           11     11
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.17  $1.00
Accumulation unit value at end of period                                       $1.00  $1.17
Number of accumulation units outstanding at end of period (000 omitted)            4     --
-----------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    93

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011    2010
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.00  $1.00
Accumulation unit value at end of period                                       $1.01  $1.00
Number of accumulation units outstanding at end of period (000 omitted)           --     --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                 $1.23  $1.00
Accumulation unit value at end of period                                       $1.14  $1.23
Number of accumulation units outstanding at end of period (000 omitted)           24     --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                 $1.28  $1.00
Accumulation unit value at end of period                                       $1.20  $1.28
Number of accumulation units outstanding at end of period (000 omitted)           11     --
-----------------------------------------------------------------------------------------------






 94    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                           2011    2010    2009    2008    2007    2006
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                $1.24   $1.06   $0.70   $1.36   $1.15  $1.00
Accumulation unit value at end of period                      $0.94   $1.24   $1.06   $0.70   $1.36  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                   100     117     215     114      83     43
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                $0.93   $0.84   $0.71   $1.21   $1.17  $1.00
Accumulation unit value at end of period                      $0.97   $0.93   $0.84   $0.71   $1.21  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                   157     138     212     193     302     65
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                $0.81   $0.79   $0.59   $1.29   $1.24  $1.00
Accumulation unit value at end of period                      $0.64   $0.81   $0.79   $0.59   $1.29  $1.24
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,110   1,489   2,691   7,868   5,603  1,561
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                $1.06   $0.98   $0.73   $1.22   $1.09  $1.00
Accumulation unit value at end of period                      $1.01   $1.06   $0.98   $0.73   $1.22  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                    65      21      25      50      38      4
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period                $1.24   $1.06   $0.83   $1.11   $1.16  $1.00
Accumulation unit value at end of period                      $1.21   $1.24   $1.06   $0.83   $1.11  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                   370     358     730   2,024   2,413     40
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/26/2006)
Accumulation unit value at beginning of period                $1.08   $0.94   $0.71   $1.24   $1.04  $1.00
Accumulation unit value at end of period                      $1.07   $1.08   $0.94   $0.71   $1.24  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                    78     181      47     127     152    530
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period                $1.03   $0.92   $0.78   $1.08   $1.16  $1.00
Accumulation unit value at end of period                      $1.02   $1.03   $0.92   $0.78   $1.08  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,036   1,001     881     939     802    213
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period                $1.06   $0.95   $0.78   $1.13   $1.13  $1.00
Accumulation unit value at end of period                      $1.07   $1.06   $0.95   $0.78   $1.13  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                   547     809     907     375     619    350
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $0.99   $1.00      --      --      --     --
Accumulation unit value at end of period                      $0.98   $0.99      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   101      --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period                $1.03   $1.04   $1.06   $1.05   $1.02  $1.00
Accumulation unit value at end of period                      $1.02   $1.03   $1.04   $1.06   $1.05  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                 4,106   5,325  11,291  21,135  15,777  7,385
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.01   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.06   $1.01      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   322      30      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period                $1.21   $1.13   $1.00   $1.09   $1.05  $1.00
Accumulation unit value at end of period                      $1.27   $1.21   $1.13   $1.00   $1.09  $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                 6,538   7,525  31,929  31,170  28,774  5,708
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.21   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.13   $1.21      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    59      31      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period                $1.02   $0.88   $0.70   $1.20   $1.12  $1.00
Accumulation unit value at end of period                      $0.95   $1.02   $0.88   $0.70   $1.20  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                 2,178   2,845  12,785  12,673   9,098  3,489
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.20   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.25   $1.20      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     9      --      --      --      --     --
--------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    95

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011    2010    2009    2008    2007    2006
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period                $0.94   $0.81   $0.67   $1.17   $1.15  $1.00
Accumulation unit value at end of period                      $0.98   $0.94   $0.81   $0.67   $1.17  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                    73      68      89      86     136     38
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.22   $1.00      --      --      --     --
Accumulation unit value at end of period                      $0.95   $1.22      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    94      53      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period                $1.69   $1.43   $0.83   $1.82   $1.34  $1.00
Accumulation unit value at end of period                      $1.31   $1.69   $1.43   $0.83   $1.82  $1.34
Number of accumulation units outstanding at end of period
(000 omitted)                                                   649     760   1,330   2,601   1,669    340
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.04   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.07   $1.04      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    80      23      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period                $1.26   $1.20   $1.09   $1.11   $1.05  $1.00
Accumulation unit value at end of period                      $1.30   $1.26   $1.20   $1.09   $1.11  $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                 2,021   2,598   9,993   9,621   9,331  1,982
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.01   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.10   $1.01      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   119      34      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period                $1.17   $1.14   $1.08   $1.10   $1.03  $1.00
Accumulation unit value at end of period                      $1.27   $1.17   $1.14   $1.08   $1.10  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                 2,570   2,975  13,553   7,067   5,715  2,119
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (6/26/2006)
Accumulation unit value at beginning of period                $1.26   $1.14   $0.80   $1.08   $1.08  $1.00
Accumulation unit value at end of period                      $1.32   $1.26   $1.14   $0.80   $1.08  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,088   1,127   1,227   1,097     885    286
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.08   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.12   $1.08      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   122      52      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period                $1.35   $1.21   $0.80   $1.08   $1.07  $1.00
Accumulation unit value at end of period                      $1.41   $1.35   $1.21   $0.80   $1.08  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,554   1,702   1,816   1,461   1,856    514
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.07   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.12   $1.07      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   120      29      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period                $1.35   $1.21   $0.86   $1.08   $1.07  $1.00
Accumulation unit value at end of period                      $1.41   $1.35   $1.21   $0.86   $1.08  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,249   1,525   8,735   4,855   4,738  1,866
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.19   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.03   $1.19      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    35      12      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period                $1.08   $0.96   $0.77   $1.30   $1.17  $1.00
Accumulation unit value at end of period                      $0.93   $1.08   $0.96   $0.77   $1.30  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                   229     219     250     182     260    100
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.21   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.15   $1.21      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --      --     --
--------------------------------------------------------------------------------------------------------------



 96    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011    2010    2009    2008    2007    2006
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period                $0.98   $0.85   $0.63   $1.15   $1.13  $1.00
Accumulation unit value at end of period                      $0.94   $0.98   $0.85   $0.63   $1.15  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                   159     196     245     206     237     69
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.01   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.02   $1.01      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   129      30      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (6/26/2006)
Accumulation unit value at beginning of period                $1.13   $0.94   $0.75   $1.26   $1.09  $1.00
Accumulation unit value at end of period                      $1.08   $1.13   $0.94   $0.75   $1.26  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,189   1,476   9,757   8,302   5,811  1,493
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (6/26/2006)
Accumulation unit value at beginning of period                $1.10   $0.98   $0.72   $1.42   $1.20  $1.00
Accumulation unit value at end of period                      $0.90   $1.10   $0.98   $0.72   $1.42  $1.20
Number of accumulation units outstanding at end of period
(000 omitted)                                                   399     496     668     887     819    748
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.27   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.06   $1.27      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     7       1      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period                $1.28   $1.03   $0.64   $1.18   $1.05  $1.00
Accumulation unit value at end of period                      $1.07   $1.28   $1.03   $0.64   $1.18  $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                    83     156     178      81      89     16
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.26   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.14   $1.26      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    12      13      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period                $1.08   $0.89   $0.64   $1.19   $1.09  $1.00
Accumulation unit value at end of period                      $0.97   $1.08   $0.89   $0.64   $1.19  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                   426     538     929   1,749   1,681  1,085
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period                $1.03   $0.91   $0.73   $1.18   $1.14  $1.00
Accumulation unit value at end of period                      $1.03   $1.03   $0.91   $0.73   $1.18  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                   397     470     728     476     499     10
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.20   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.16   $1.20      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    17      14      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period                $1.00   $0.84   $0.68   $1.14   $1.16  $1.00
Accumulation unit value at end of period                      $0.97   $1.00   $0.84   $0.68   $1.14  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                    72      53      17      23      41     15
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.27   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.14   $1.27      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period                $1.08   $0.86   $0.63   $1.03   $1.09  $1.00
Accumulation unit value at end of period                      $0.97   $1.08   $0.86   $0.63   $1.03  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                    71      70      90      22      19      5
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.00   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.00   $1.00      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   202     144      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period                $1.08   $1.07   $1.02   $1.07   $1.03  $1.00
Accumulation unit value at end of period                      $1.08   $1.08   $1.07   $1.02   $1.07  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                 4,378   4,382   4,922   2,703   1,689    130
--------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    97

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011    2010    2009    2008    2007    2006
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (4/29/2011)
Accumulation unit value at beginning of period                $1.00      --      --      --      --     --
Accumulation unit value at end of period                      $0.94      --      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    95      --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (6/26/2006)
Accumulation unit value at beginning of period                $1.04   $0.90   $0.77   $1.17   $1.01  $1.00
Accumulation unit value at end of period                      $0.89   $1.04   $0.90   $0.77   $1.17  $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                   950   1,182   1,097     883     655    700
--------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                $1.03   $0.95   $0.77   $1.36   $1.18  $1.00
Accumulation unit value at end of period                      $0.86   $1.03   $0.95   $0.77   $1.36  $1.18
Number of accumulation units outstanding at end of period
(000 omitted)                                                   368     444     454     317     164     35
--------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (6/26/2006)
Accumulation unit value at beginning of period                $1.13   $1.05   $0.74   $1.03   $1.02  $1.00
Accumulation unit value at end of period                      $1.14   $1.13   $1.05   $0.74   $1.03  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                 3,788   4,453   8,753   8,356   9,232  4,655
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                $1.10   $0.95   $0.71   $1.27   $1.09  $1.00
Accumulation unit value at end of period                      $1.05   $1.10   $0.95   $0.71   $1.27  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                 2,701   3,123   4,857   9,818   8,451  3,216
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                $1.29   $1.01   $0.74   $1.24   $1.09  $1.00
Accumulation unit value at end of period                      $1.13   $1.29   $1.01   $0.74   $1.24  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,256   1,724   3,813   6,011   4,186  1,152
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                $1.02   $0.92   $0.74   $1.34   $1.16  $1.00
Accumulation unit value at end of period                      $0.83   $1.02   $0.92   $0.74   $1.34  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                   461     655     683     624     609    234
--------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                $0.74   $0.62   $0.53   $0.94   $1.20  $1.00
Accumulation unit value at end of period                      $0.69   $0.74   $0.62   $0.53   $0.94  $1.20
Number of accumulation units outstanding at end of period
(000 omitted)                                                   395     588     593     433     489    414
--------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                $1.12   $0.88   $0.69   $1.05   $1.09  $1.00
Accumulation unit value at end of period                      $1.06   $1.12   $0.88   $0.69   $1.05  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                   462     700     717     685     602    232
--------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                $0.99   $0.90   $0.72   $1.17   $1.15  $1.00
Accumulation unit value at end of period                      $0.96   $0.99   $0.90   $0.72   $1.17  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,011   1,148   1,338   1,691   1,979    485
--------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (6/26/2006)
Accumulation unit value at beginning of period                $0.90   $0.81   $0.68   $1.09   $1.13  $1.00
Accumulation unit value at end of period                      $0.92   $0.90   $0.81   $0.68   $1.09  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                   143     356     224     335     494    196
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                $0.91   $0.80   $0.68   $1.19   $1.08  $1.00
Accumulation unit value at end of period                      $0.83   $0.91   $0.80   $0.68   $1.19  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                   105     117     143     188     124     96
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                $1.02   $0.87   $0.62   $1.20   $1.10  $1.00
Accumulation unit value at end of period                      $0.93   $1.02   $0.87   $0.62   $1.20  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                    56      80      79      95     149     13
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES II SHARES (4/29/2011)
Accumulation unit value at beginning of period                $1.00      --      --      --      --     --
Accumulation unit value at end of period                      $0.91      --      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   103      --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                $1.08   $1.05   $0.83   $1.19   $1.08  $1.00
Accumulation unit value at end of period                      $1.11   $1.08   $1.05   $0.83   $1.19  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                   124     120     166     138      69    222
--------------------------------------------------------------------------------------------------------------



 98    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011    2010    2009    2008    2007    2006
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                $1.20   $1.08   $0.81   $1.39   $1.23  $1.00
Accumulation unit value at end of period                      $1.10   $1.20   $1.08   $0.81   $1.39  $1.23
Number of accumulation units outstanding at end of period
(000 omitted)                                                   359     390   3,323   3,345   1,942     14
--------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                $0.99   $0.87   $0.69   $1.09   $1.13  $1.00
Accumulation unit value at end of period                      $0.96   $0.99   $0.87   $0.69   $1.09  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                   737     909   3,610   5,243   4,556  1,999
--------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of period                $0.94   $0.84   $0.63   $1.06   $1.00     --
Accumulation unit value at end of period                      $0.88   $0.94   $0.84   $0.63   $1.06     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   591     593   9,009   7,617   5,761     --
--------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (4/27/2007)
Accumulation unit value at beginning of period                $1.03   $0.83   $0.59   $1.01   $1.00     --
Accumulation unit value at end of period                      $1.03   $1.03   $0.83   $0.59   $1.01     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   119     205     205     103      33     --
--------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                $1.13   $1.02   $0.74   $1.20   $1.10  $1.00
Accumulation unit value at end of period                      $1.12   $1.13   $1.02   $0.74   $1.20  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                   269     230     223     224     122     57
--------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                $1.40   $1.25   $0.95   $1.56   $1.24  $1.00
Accumulation unit value at end of period                      $1.47   $1.40   $1.25   $0.95   $1.56  $1.24
Number of accumulation units outstanding at end of period
(000 omitted)                                                   953     901     892   1,003   1,091    467
--------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                $1.07   $0.88   $0.63   $1.16   $1.28  $1.00
Accumulation unit value at end of period                      $0.94   $1.07   $0.88   $0.63   $1.16  $1.28
Number of accumulation units outstanding at end of period
(000 omitted)                                                   425     429   1,188   2,112   1,085    624
--------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                $1.38   $1.06   $0.68   $1.30   $1.08  $1.00
Accumulation unit value at end of period                      $1.26   $1.38   $1.06   $0.68   $1.30  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                   203     159     215     268     387    397
--------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period                $1.00   $0.83   $0.63   $1.19   $1.17  $1.00
Accumulation unit value at end of period                      $0.87   $1.00   $0.83   $0.63   $1.19  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                    96     100   1,600   1,895   2,072    680
--------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period                $1.12   $0.93   $0.72   $1.20   $1.14  $1.00
Accumulation unit value at end of period                      $1.07   $1.12   $0.93   $0.72   $1.20  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                    35      32      59      84      42      5
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                $1.12   $0.98   $0.72   $1.22   $1.16  $1.00
Accumulation unit value at end of period                      $1.01   $1.12   $0.98   $0.72   $1.22  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                   588     662     679     693     779    266
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                $1.29   $1.14   $0.98   $1.16   $1.08  $1.00
Accumulation unit value at end of period                      $1.28   $1.29   $1.14   $0.98   $1.16  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                 7,215   8,228  20,034  21,803  18,995  3,974
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                $1.07   $0.88   $0.65   $1.07   $1.10  $1.00
Accumulation unit value at end of period                      $1.03   $1.07   $0.88   $0.65   $1.07  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                   302     320     266     350     487    231
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period                $0.95   $0.84   $0.64   $1.11   $1.07  $1.00
Accumulation unit value at end of period                      $0.89   $0.95   $0.84   $0.64   $1.11  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                   383     379     403     323     375      6
--------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (6/26/2006)
Accumulation unit value at beginning of period                $1.26   $1.13   $0.94   $1.14   $1.07  $1.00
Accumulation unit value at end of period                      $1.26   $1.26   $1.13   $0.94   $1.14  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                 2,838   2,685   7,054   9,430   7,577  2,481
--------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    99

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011    2010    2009    2008    2007    2006
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period                $1.12   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.07   $1.12      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 5,014     476      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period                $1.12   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.07   $1.12      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,618   1,928      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.00   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.06   $1.00      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      12      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.21   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.18   $1.21      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.21   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.03   $1.21      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    73      59      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.29   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.21   $1.29      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    54      56      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period                $1.04   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.06   $1.04      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                12,111   3,775      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period                $1.04   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.06   $1.04      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                32,521  40,233      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.16   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.10   $1.16      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    12      13      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period                $0.98   $0.89   $0.69   $1.14   $1.11  $1.00
Accumulation unit value at end of period                      $0.93   $0.98   $0.89   $0.69   $1.14  $1.11
Number of accumulation units outstanding at end of period
(000 omitted)                                                   280     367   7,956   5,981   4,256  1,499
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.18   $1.00      --      --      --     --
Accumulation unit value at end of period                      $0.93   $1.18      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    12      --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.04   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.05   $1.04      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   288      94      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.23   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.13   $1.23      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    12      22      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period                $1.16   $0.97   $0.72   $1.15   $1.10  $1.00
Accumulation unit value at end of period                      $1.07   $1.16   $0.97   $0.72   $1.15  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                    18     206     151     119      35      6
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.16   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.06   $1.16      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    23      34      --      --      --     --
--------------------------------------------------------------------------------------------------------------



 100    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011    2010    2009    2008    2007    2006
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.00   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.06   $1.00      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    57      51      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.19   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.19   $1.19      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     3      --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.24   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.19   $1.24      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    10      --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.15   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.13   $1.15      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    57      25      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period                $1.09   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.08   $1.09      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                58,637  23,094      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period                $1.09   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.08   $1.09      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                37,613  41,323      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period                $1.11   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.08   $1.11      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                29,585   7,132      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period                $1.11   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.08   $1.11      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                10,729  12,286      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period                $1.07   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.07   $1.07      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                21,112   8,769      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period                $1.07   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.07   $1.07      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                38,434  42,735      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.19   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.06   $1.19      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    22      --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.17   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.19   $1.17      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    64      51      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.23   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.21   $1.23      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     3      --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.29   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.26   $1.29      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     1      --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.23   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.16   $1.23      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     3       1      --      --      --     --
--------------------------------------------------------------------------------------------------------------



                                         RIVERSOURCE VARIABLE ACCOUNT 10    101

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011    2010    2009    2008    2007    2006
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (6/26/2006)
Accumulation unit value at beginning of period                $1.17   $0.95   $0.71   $1.05   $1.12  $1.00
Accumulation unit value at end of period                      $1.10   $1.17   $0.95   $0.71   $1.05  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                   374     368   4,518   5,050   4,362    417
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.00   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.04   $1.00      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    27      13      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.17   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.00   $1.17      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                $1.00   $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.01   $1.00      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    26      25      --      --      --     --
--------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (6/26/2006)
Accumulation unit value at beginning of period                $1.38   $1.12   $0.76   $1.42   $1.24  $1.00
Accumulation unit value at end of period                      $1.16   $1.38   $1.12   $0.76   $1.42  $1.24
Number of accumulation units outstanding at end of period
(000 omitted)                                                   739     910   2,622   2,386   1,978    779
--------------------------------------------------------------------------------------------------------------
WANGER USA (6/26/2006)
Accumulation unit value at beginning of period                $1.13   $0.93   $0.67   $1.12   $1.08  $1.00
Accumulation unit value at end of period                      $1.08   $1.13   $0.93   $0.67   $1.12  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                   636     744   2,189   2,340   2,054    422
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                $1.00   $0.87   $0.76   $1.32   $1.17  $1.00
Accumulation unit value at end of period                      $0.85   $1.00   $0.87   $0.76   $1.32  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                   271     341   5,717     194     198     79
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                $1.23   $1.00   $0.69   $1.17   $1.11  $1.00
Accumulation unit value at end of period                      $1.14   $1.23   $1.00   $0.69   $1.17  $1.11
Number of accumulation units outstanding at end of period
(000 omitted)                                                   534      70      55      67      86      9
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                $1.39   $1.11   $0.74   $1.28   $1.14  $1.00
Accumulation unit value at end of period                      $1.31   $1.39   $1.11   $0.74   $1.28  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                   344     388     377     334     363     74
--------------------------------------------------------------------------------------------------------------






 102    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                            2011    2010
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.21  $1.00
Accumulation unit value at end of period                                       $1.15  $1.21
Number of accumulation units outstanding at end of period (000 omitted)           --     --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/19/2010)
Accumulation unit value at beginning of period                                 $1.16  $1.00
Accumulation unit value at end of period                                       $1.15  $1.16
Number of accumulation units outstanding at end of period (000 omitted)           29     11
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.14  $1.00
Accumulation unit value at end of period                                       $1.15  $1.14
Number of accumulation units outstanding at end of period (000 omitted)           --     --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $0.99  $1.00
Accumulation unit value at end of period                                       $0.98  $0.99
Number of accumulation units outstanding at end of period (000 omitted)           30     37
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.01  $1.00
Accumulation unit value at end of period                                       $1.06  $1.01
Number of accumulation units outstanding at end of period (000 omitted)           75     36
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.20  $1.00
Accumulation unit value at end of period                                       $1.13  $1.20
Number of accumulation units outstanding at end of period (000 omitted)           55     14
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.20  $1.00
Accumulation unit value at end of period                                       $1.25  $1.20
Number of accumulation units outstanding at end of period (000 omitted)           --     --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.22  $1.00
Accumulation unit value at end of period                                       $0.94  $1.22
Number of accumulation units outstanding at end of period (000 omitted)          178     13
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.04  $1.00
Accumulation unit value at end of period                                       $1.07  $1.04
Number of accumulation units outstanding at end of period (000 omitted)          100      4
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.01  $1.00
Accumulation unit value at end of period                                       $1.10  $1.01
Number of accumulation units outstanding at end of period (000 omitted)           53      9
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $0.97  $1.00
Accumulation unit value at end of period                                       $1.01  $0.97
Number of accumulation units outstanding at end of period (000 omitted)           --     --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.08  $1.00
Accumulation unit value at end of period                                       $1.12  $1.08
Number of accumulation units outstanding at end of period (000 omitted)           32      7
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.07  $1.00
Accumulation unit value at end of period                                       $1.12  $1.07
Number of accumulation units outstanding at end of period (000 omitted)           25     18
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.19  $1.00
Accumulation unit value at end of period                                       $1.03  $1.19
Number of accumulation units outstanding at end of period (000 omitted)           --     --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.21  $1.00
Accumulation unit value at end of period                                       $1.15  $1.21
Number of accumulation units outstanding at end of period (000 omitted)           94     --
-----------------------------------------------------------------------------------------------



                                         RIVERSOURCE VARIABLE ACCOUNT 10    103

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011    2010
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.01  $1.00
Accumulation unit value at end of period                                       $1.01  $1.01
Number of accumulation units outstanding at end of period (000 omitted)           21     --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.22  $1.00
Accumulation unit value at end of period                                       $1.00  $1.22
Number of accumulation units outstanding at end of period (000 omitted)           31      8
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.27  $1.00
Accumulation unit value at end of period                                       $1.06  $1.27
Number of accumulation units outstanding at end of period (000 omitted)           --     --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.26  $1.00
Accumulation unit value at end of period                                       $1.13  $1.26
Number of accumulation units outstanding at end of period (000 omitted)           13      7
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.17  $1.00
Accumulation unit value at end of period                                       $1.18  $1.17
Number of accumulation units outstanding at end of period (000 omitted)           55      1
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.20  $1.00
Accumulation unit value at end of period                                       $1.16  $1.20
Number of accumulation units outstanding at end of period (000 omitted)           --     --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.27  $1.00
Accumulation unit value at end of period                                       $1.14  $1.27
Number of accumulation units outstanding at end of period (000 omitted)           --     --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.00  $1.00
Accumulation unit value at end of period                                       $1.00  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          132     53
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (4/29/2011)
Accumulation unit value at beginning of period                                 $1.00     --
Accumulation unit value at end of period                                       $0.94     --
Number of accumulation units outstanding at end of period (000 omitted)          165     --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                 $1.20  $1.00
Accumulation unit value at end of period                                       $1.15  $1.20
Number of accumulation units outstanding at end of period (000 omitted)           90     20
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                 $1.24  $1.00
Accumulation unit value at end of period                                       $1.09  $1.24
Number of accumulation units outstanding at end of period (000 omitted)          131     29
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                 $1.30  $1.00
Accumulation unit value at end of period                                       $1.23  $1.30
Number of accumulation units outstanding at end of period (000 omitted)           67      5
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                 $1.12  $1.00
Accumulation unit value at end of period                                       $1.09  $1.12
Number of accumulation units outstanding at end of period (000 omitted)           14     --
-----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                 $1.17  $1.00
Accumulation unit value at end of period                                       $1.09  $1.17
Number of accumulation units outstanding at end of period (000 omitted)           --     --
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (7/19/2010)
Accumulation unit value at beginning of period                                 $1.17  $1.00
Accumulation unit value at end of period                                       $1.23  $1.17
Number of accumulation units outstanding at end of period (000 omitted)           84     --
-----------------------------------------------------------------------------------------------



 104    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011    2010
-----------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/19/2010)
Accumulation unit value at beginning of period                                 $1.26  $1.00
Accumulation unit value at end of period                                       $1.15  $1.26
Number of accumulation units outstanding at end of period (000 omitted)           --     10
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.18  $1.00
Accumulation unit value at end of period                                       $1.13  $1.18
Number of accumulation units outstanding at end of period (000 omitted)           --     --
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                 $1.18  $1.00
Accumulation unit value at end of period                                       $1.07  $1.18
Number of accumulation units outstanding at end of period (000 omitted)          200     21
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                 $1.22  $1.00
Accumulation unit value at end of period                                       $1.18  $1.22
Number of accumulation units outstanding at end of period (000 omitted)           29      8
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/19/2010)
Accumulation unit value at beginning of period                                 $1.06  $1.00
Accumulation unit value at end of period                                       $1.06  $1.06
Number of accumulation units outstanding at end of period (000 omitted)          159     41
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.16  $1.00
Accumulation unit value at end of period                                       $1.11  $1.16
Number of accumulation units outstanding at end of period (000 omitted)        1,235    332
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.00  $1.00
Accumulation unit value at end of period                                       $1.05  $1.00
Number of accumulation units outstanding at end of period (000 omitted)           --     --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.21  $1.00
Accumulation unit value at end of period                                       $1.18  $1.21
Number of accumulation units outstanding at end of period (000 omitted)           --     --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.21  $1.00
Accumulation unit value at end of period                                       $1.02  $1.21
Number of accumulation units outstanding at end of period (000 omitted)           75     20
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.29  $1.00
Accumulation unit value at end of period                                       $1.20  $1.29
Number of accumulation units outstanding at end of period (000 omitted)           18     11
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.05  $1.00
Accumulation unit value at end of period                                       $1.06  $1.05
Number of accumulation units outstanding at end of period (000 omitted)        7,524  2,009
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.16  $1.00
Accumulation unit value at end of period                                       $1.10  $1.16
Number of accumulation units outstanding at end of period (000 omitted)            6     --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.18  $1.00
Accumulation unit value at end of period                                       $0.93  $1.18
Number of accumulation units outstanding at end of period (000 omitted)           34     --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.04  $1.00
Accumulation unit value at end of period                                       $1.05  $1.04
Number of accumulation units outstanding at end of period (000 omitted)          168     44
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.23  $1.00
Accumulation unit value at end of period                                       $1.13  $1.23
Number of accumulation units outstanding at end of period (000 omitted)            4      7
-----------------------------------------------------------------------------------------------



                                         RIVERSOURCE VARIABLE ACCOUNT 10    105

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011    2010
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.16  $1.00
Accumulation unit value at end of period                                       $1.06  $1.16
Number of accumulation units outstanding at end of period (000 omitted)            9     18
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.00  $1.00
Accumulation unit value at end of period                                       $1.05  $1.00
Number of accumulation units outstanding at end of period (000 omitted)           38     31
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.19  $1.00
Accumulation unit value at end of period                                       $1.19  $1.19
Number of accumulation units outstanding at end of period (000 omitted)           --     --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.24  $1.00
Accumulation unit value at end of period                                       $1.19  $1.24
Number of accumulation units outstanding at end of period (000 omitted)           20     15
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.15  $1.00
Accumulation unit value at end of period                                       $1.13  $1.15
Number of accumulation units outstanding at end of period (000 omitted)           60     --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.11  $1.00
Accumulation unit value at end of period                                       $1.09  $1.11
Number of accumulation units outstanding at end of period (000 omitted)       13,127  4,361
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.13  $1.00
Accumulation unit value at end of period                                       $1.10  $1.13
Number of accumulation units outstanding at end of period (000 omitted)        2,986    389
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.07  $1.00
Accumulation unit value at end of period                                       $1.08  $1.07
Number of accumulation units outstanding at end of period (000 omitted)        9,437  4,658
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.19  $1.00
Accumulation unit value at end of period                                       $1.06  $1.19
Number of accumulation units outstanding at end of period (000 omitted)          184      3
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.17  $1.00
Accumulation unit value at end of period                                       $1.19  $1.17
Number of accumulation units outstanding at end of period (000 omitted)           54     --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.23  $1.00
Accumulation unit value at end of period                                       $1.21  $1.23
Number of accumulation units outstanding at end of period (000 omitted)           18     --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.29  $1.00
Accumulation unit value at end of period                                       $1.26  $1.29
Number of accumulation units outstanding at end of period (000 omitted)           --     --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.23  $1.00
Accumulation unit value at end of period                                       $1.15  $1.23
Number of accumulation units outstanding at end of period (000 omitted)           --     --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.00  $1.00
Accumulation unit value at end of period                                       $1.03  $1.00
Number of accumulation units outstanding at end of period (000 omitted)           10     --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.17  $1.00
Accumulation unit value at end of period                                       $1.00  $1.17
Number of accumulation units outstanding at end of period (000 omitted)           --     --
-----------------------------------------------------------------------------------------------



 106    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011    2010
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                 $1.00  $1.00
Accumulation unit value at end of period                                       $1.01  $1.00
Number of accumulation units outstanding at end of period (000 omitted)           --     --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                 $1.23  $1.00
Accumulation unit value at end of period                                       $1.14  $1.23
Number of accumulation units outstanding at end of period (000 omitted)           47     --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                 $1.28  $1.00
Accumulation unit value at end of period                                       $1.20  $1.28
Number of accumulation units outstanding at end of period (000 omitted)           15      5
-----------------------------------------------------------------------------------------------






                                         RIVERSOURCE VARIABLE ACCOUNT 10    107

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.15  $1.20
Number of accumulation units outstanding at end of period (000 omitted)           4     --
----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.15  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          11     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                $1.14  $1.00
Accumulation unit value at end of period                                      $1.15  $1.14
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $0.99  $1.00
Accumulation unit value at end of period                                      $0.98  $0.99
Number of accumulation units outstanding at end of period (000 omitted)         164     31
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.01  $1.00
Accumulation unit value at end of period                                      $1.06  $1.01
Number of accumulation units outstanding at end of period (000 omitted)          41     18
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.12  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          10      2
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.24  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $0.94  $1.21
Number of accumulation units outstanding at end of period (000 omitted)          23     13
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.04  $1.00
Accumulation unit value at end of period                                      $1.07  $1.04
Number of accumulation units outstanding at end of period (000 omitted)          23      2
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.01  $1.00
Accumulation unit value at end of period                                      $1.10  $1.01
Number of accumulation units outstanding at end of period (000 omitted)          24     15
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $0.97  $1.00
Accumulation unit value at end of period                                      $1.01  $0.97
Number of accumulation units outstanding at end of period (000 omitted)          11      5
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.08  $1.00
Accumulation unit value at end of period                                      $1.12  $1.08
Number of accumulation units outstanding at end of period (000 omitted)          27     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.07  $1.00
Accumulation unit value at end of period                                      $1.12  $1.07
Number of accumulation units outstanding at end of period (000 omitted)          32     15
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.02  $1.19
Number of accumulation units outstanding at end of period (000 omitted)           2     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $1.15  $1.21
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



 108    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.01  $1.00
Accumulation unit value at end of period                                      $1.01  $1.01
Number of accumulation units outstanding at end of period (000 omitted)          27     15
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.22  $1.00
Accumulation unit value at end of period                                      $1.00  $1.22
Number of accumulation units outstanding at end of period (000 omitted)           2     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.27  $1.00
Accumulation unit value at end of period                                      $1.06  $1.27
Number of accumulation units outstanding at end of period (000 omitted)           2      2
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.26  $1.00
Accumulation unit value at end of period                                      $1.13  $1.26
Number of accumulation units outstanding at end of period (000 omitted)           5     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.17  $1.17
Number of accumulation units outstanding at end of period (000 omitted)           4     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.16  $1.20
Number of accumulation units outstanding at end of period (000 omitted)           2      2
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.27  $1.00
Accumulation unit value at end of period                                      $1.14  $1.27
Number of accumulation units outstanding at end of period (000 omitted)           7     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $0.99  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          11     18
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (4/29/2011)
Accumulation unit value at beginning of period                                $1.00     --
Accumulation unit value at end of period                                      $0.94     --
Number of accumulation units outstanding at end of period (000 omitted)           3     --
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.15  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          38     13
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.24  $1.00
Accumulation unit value at end of period                                      $1.09  $1.24
Number of accumulation units outstanding at end of period (000 omitted)           8      7
----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.30  $1.00
Accumulation unit value at end of period                                      $1.23  $1.30
Number of accumulation units outstanding at end of period (000 omitted)           8     --
----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.12  $1.00
Accumulation unit value at end of period                                      $1.09  $1.12
Number of accumulation units outstanding at end of period (000 omitted)           2     --
----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.09  $1.17
Number of accumulation units outstanding at end of period (000 omitted)           7      2
----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (7/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.23  $1.17
Number of accumulation units outstanding at end of period (000 omitted)           9     --
----------------------------------------------------------------------------------------------



                                         RIVERSOURCE VARIABLE ACCOUNT 10    109

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.26  $1.00
Accumulation unit value at end of period                                      $1.15  $1.26
Number of accumulation units outstanding at end of period (000 omitted)           9     --
----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (7/19/2010)
Accumulation unit value at beginning of period                                $1.18  $1.00
Accumulation unit value at end of period                                      $1.13  $1.18
Number of accumulation units outstanding at end of period (000 omitted)           1     --
----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.18  $1.00
Accumulation unit value at end of period                                      $1.07  $1.18
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.22  $1.00
Accumulation unit value at end of period                                      $1.17  $1.22
Number of accumulation units outstanding at end of period (000 omitted)           2      2
----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/19/2010)
Accumulation unit value at beginning of period                                $1.06  $1.00
Accumulation unit value at end of period                                      $1.06  $1.06
Number of accumulation units outstanding at end of period (000 omitted)          21      4
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.11  $1.16
Number of accumulation units outstanding at end of period (000 omitted)         313     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.05  $1.00
Number of accumulation units outstanding at end of period (000 omitted)           7     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $1.18  $1.21
Number of accumulation units outstanding at end of period (000 omitted)           1      1
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $1.02  $1.21
Number of accumulation units outstanding at end of period (000 omitted)           2      1
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.29  $1.00
Accumulation unit value at end of period                                      $1.20  $1.29
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.05  $1.00
Accumulation unit value at end of period                                      $1.06  $1.05
Number of accumulation units outstanding at end of period (000 omitted)       1,746    950
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.10  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.18  $1.00
Accumulation unit value at end of period                                      $0.93  $1.18
Number of accumulation units outstanding at end of period (000 omitted)           2     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.04  $1.00
Accumulation unit value at end of period                                      $1.05  $1.04
Number of accumulation units outstanding at end of period (000 omitted)          40      2
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.13  $1.23
Number of accumulation units outstanding at end of period (000 omitted)           2     --
----------------------------------------------------------------------------------------------



 110    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.06  $1.16
Number of accumulation units outstanding at end of period (000 omitted)           9     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.05  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          15      4
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.19  $1.19
Number of accumulation units outstanding at end of period (000 omitted)           2     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.18  $1.23
Number of accumulation units outstanding at end of period (000 omitted)           2     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.15  $1.00
Accumulation unit value at end of period                                      $1.13  $1.15
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.11  $1.00
Accumulation unit value at end of period                                      $1.09  $1.11
Number of accumulation units outstanding at end of period (000 omitted)       7,907  2,802
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.13  $1.00
Accumulation unit value at end of period                                      $1.10  $1.13
Number of accumulation units outstanding at end of period (000 omitted)       1,816    910
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.07  $1.00
Accumulation unit value at end of period                                      $1.08  $1.07
Number of accumulation units outstanding at end of period (000 omitted)       3,191    999
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.06  $1.19
Number of accumulation units outstanding at end of period (000 omitted)           1      1
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.19  $1.17
Number of accumulation units outstanding at end of period (000 omitted)           2     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.21  $1.23
Number of accumulation units outstanding at end of period (000 omitted)           4      4
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.29  $1.00
Accumulation unit value at end of period                                      $1.26  $1.29
Number of accumulation units outstanding at end of period (000 omitted)           7      4
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.15  $1.23
Number of accumulation units outstanding at end of period (000 omitted)           5      2
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.03  $1.00
Number of accumulation units outstanding at end of period (000 omitted)           2     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.00  $1.17
Number of accumulation units outstanding at end of period (000 omitted)           2     --
----------------------------------------------------------------------------------------------



                                         RIVERSOURCE VARIABLE ACCOUNT 10    111

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.01  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.14  $1.23
Number of accumulation units outstanding at end of period (000 omitted)           8     --
----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.28  $1.00
Accumulation unit value at end of period                                      $1.20  $1.28
Number of accumulation units outstanding at end of period (000 omitted)           5      1
----------------------------------------------------------------------------------------------






 112    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                           2011    2010
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20   $1.00
Accumulation unit value at end of period                                      $1.15   $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/19/2010)
Accumulation unit value at beginning of period                                $1.16   $1.00
Accumulation unit value at end of period                                      $1.15   $1.16
Number of accumulation units outstanding at end of period (000 omitted)          10      --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                $1.14   $1.00
Accumulation unit value at end of period                                      $1.15   $1.14
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $0.99   $1.00
Accumulation unit value at end of period                                      $0.98   $0.99
Number of accumulation units outstanding at end of period (000 omitted)         277      --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.01   $1.00
Accumulation unit value at end of period                                      $1.06   $1.01
Number of accumulation units outstanding at end of period (000 omitted)          72      --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20   $1.00
Accumulation unit value at end of period                                      $1.12   $1.20
Number of accumulation units outstanding at end of period (000 omitted)          84      --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20   $1.00
Accumulation unit value at end of period                                      $1.24   $1.20
Number of accumulation units outstanding at end of period (000 omitted)           9      --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.21   $1.00
Accumulation unit value at end of period                                      $0.94   $1.21
Number of accumulation units outstanding at end of period (000 omitted)         125      --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.04   $1.00
Accumulation unit value at end of period                                      $1.07   $1.04
Number of accumulation units outstanding at end of period (000 omitted)          48      --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.01   $1.00
Accumulation unit value at end of period                                      $1.10   $1.01
Number of accumulation units outstanding at end of period (000 omitted)          43      --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $0.97   $1.00
Accumulation unit value at end of period                                      $1.01   $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.08   $1.00
Accumulation unit value at end of period                                      $1.12   $1.08
Number of accumulation units outstanding at end of period (000 omitted)         154      93
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.07   $1.00
Accumulation unit value at end of period                                      $1.12   $1.07
Number of accumulation units outstanding at end of period (000 omitted)          48      --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.19   $1.00
Accumulation unit value at end of period                                      $1.02   $1.19
Number of accumulation units outstanding at end of period (000 omitted)          20      --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20   $1.00
Accumulation unit value at end of period                                      $1.15   $1.20
Number of accumulation units outstanding at end of period (000 omitted)           9      --
-----------------------------------------------------------------------------------------------



                                         RIVERSOURCE VARIABLE ACCOUNT 10    113

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                           2011    2010
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.01   $1.00
Accumulation unit value at end of period                                      $1.01   $1.01
Number of accumulation units outstanding at end of period (000 omitted)         122      --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.22   $1.00
Accumulation unit value at end of period                                      $1.00   $1.22
Number of accumulation units outstanding at end of period (000 omitted)           3      --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.27   $1.00
Accumulation unit value at end of period                                      $1.06   $1.27
Number of accumulation units outstanding at end of period (000 omitted)          17       1
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.26   $1.00
Accumulation unit value at end of period                                      $1.13   $1.26
Number of accumulation units outstanding at end of period (000 omitted)          22      --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                $1.17   $1.00
Accumulation unit value at end of period                                      $1.17   $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20   $1.00
Accumulation unit value at end of period                                      $1.16   $1.20
Number of accumulation units outstanding at end of period (000 omitted)           7      --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.27   $1.00
Accumulation unit value at end of period                                      $1.14   $1.27
Number of accumulation units outstanding at end of period (000 omitted)          20      --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.00   $1.00
Accumulation unit value at end of period                                      $0.99   $1.00
Number of accumulation units outstanding at end of period (000 omitted)           1      --
-----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (4/29/2011)
Accumulation unit value at beginning of period                                $1.00      --
Accumulation unit value at end of period                                      $0.94      --
Number of accumulation units outstanding at end of period (000 omitted)         102      --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.20   $1.00
Accumulation unit value at end of period                                      $1.15   $1.20
Number of accumulation units outstanding at end of period (000 omitted)          62       1
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.24   $1.00
Accumulation unit value at end of period                                      $1.09   $1.24
Number of accumulation units outstanding at end of period (000 omitted)          29      --
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.30   $1.00
Accumulation unit value at end of period                                      $1.23   $1.30
Number of accumulation units outstanding at end of period (000 omitted)           7      --
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.12   $1.00
Accumulation unit value at end of period                                      $1.09   $1.12
Number of accumulation units outstanding at end of period (000 omitted)          17      --
-----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.17   $1.00
Accumulation unit value at end of period                                      $1.09   $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (7/19/2010)
Accumulation unit value at beginning of period                                $1.17   $1.00
Accumulation unit value at end of period                                      $1.23   $1.17
Number of accumulation units outstanding at end of period (000 omitted)          63      --
-----------------------------------------------------------------------------------------------



 114    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                           2011    2010
-----------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.26   $1.00
Accumulation unit value at end of period                                      $1.15   $1.26
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (7/19/2010)
Accumulation unit value at beginning of period                                $1.18   $1.00
Accumulation unit value at end of period                                      $1.13   $1.18
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.18   $1.00
Accumulation unit value at end of period                                      $1.07   $1.18
Number of accumulation units outstanding at end of period (000 omitted)          31      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.22   $1.00
Accumulation unit value at end of period                                      $1.17   $1.22
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/19/2010)
Accumulation unit value at beginning of period                                $1.06   $1.00
Accumulation unit value at end of period                                      $1.06   $1.06
Number of accumulation units outstanding at end of period (000 omitted)         159      47
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.16   $1.00
Accumulation unit value at end of period                                      $1.11   $1.16
Number of accumulation units outstanding at end of period (000 omitted)       2,115     234
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.00   $1.00
Accumulation unit value at end of period                                      $1.05   $1.00
Number of accumulation units outstanding at end of period (000 omitted)           7       3
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.21   $1.00
Accumulation unit value at end of period                                      $1.18   $1.21
Number of accumulation units outstanding at end of period (000 omitted)          18      --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.21   $1.00
Accumulation unit value at end of period                                      $1.02   $1.21
Number of accumulation units outstanding at end of period (000 omitted)          21      --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.29   $1.00
Accumulation unit value at end of period                                      $1.20   $1.29
Number of accumulation units outstanding at end of period (000 omitted)          11      --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.05   $1.00
Accumulation unit value at end of period                                      $1.06   $1.05
Number of accumulation units outstanding at end of period (000 omitted)       4,761     306
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.16   $1.00
Accumulation unit value at end of period                                      $1.10   $1.16
Number of accumulation units outstanding at end of period (000 omitted)          32      --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.18   $1.00
Accumulation unit value at end of period                                      $0.93   $1.18
Number of accumulation units outstanding at end of period (000 omitted)          33       1
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.04   $1.00
Accumulation unit value at end of period                                      $1.05   $1.04
Number of accumulation units outstanding at end of period (000 omitted)         198      95
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.23   $1.00
Accumulation unit value at end of period                                      $1.13   $1.23
Number of accumulation units outstanding at end of period (000 omitted)          51      --
-----------------------------------------------------------------------------------------------



                                         RIVERSOURCE VARIABLE ACCOUNT 10    115

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                           2011    2010
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.16   $1.00
Accumulation unit value at end of period                                      $1.06   $1.16
Number of accumulation units outstanding at end of period (000 omitted)           8       1
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.00   $1.00
Accumulation unit value at end of period                                      $1.05   $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.19   $1.00
Accumulation unit value at end of period                                      $1.19   $1.19
Number of accumulation units outstanding at end of period (000 omitted)           1      --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.23   $1.00
Accumulation unit value at end of period                                      $1.18   $1.23
Number of accumulation units outstanding at end of period (000 omitted)           1       1
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.15   $1.00
Accumulation unit value at end of period                                      $1.13   $1.15
Number of accumulation units outstanding at end of period (000 omitted)          12       1
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.10   $1.00
Accumulation unit value at end of period                                      $1.09   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      23,508  10,038
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.13   $1.00
Accumulation unit value at end of period                                      $1.10   $1.13
Number of accumulation units outstanding at end of period (000 omitted)       7,580   1,963
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.07   $1.00
Accumulation unit value at end of period                                      $1.08   $1.07
Number of accumulation units outstanding at end of period (000 omitted)       5,698   1,757
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.19   $1.00
Accumulation unit value at end of period                                      $1.06   $1.19
Number of accumulation units outstanding at end of period (000 omitted)          13      --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.17   $1.00
Accumulation unit value at end of period                                      $1.19   $1.17
Number of accumulation units outstanding at end of period (000 omitted)          19      22
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.23   $1.00
Accumulation unit value at end of period                                      $1.20   $1.23
Number of accumulation units outstanding at end of period (000 omitted)           8      --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.29   $1.00
Accumulation unit value at end of period                                      $1.26   $1.29
Number of accumulation units outstanding at end of period (000 omitted)           1      --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.23   $1.00
Accumulation unit value at end of period                                      $1.15   $1.23
Number of accumulation units outstanding at end of period (000 omitted)           2      --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.00   $1.00
Accumulation unit value at end of period                                      $1.03   $1.00
Number of accumulation units outstanding at end of period (000 omitted)           3      --
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.17   $1.00
Accumulation unit value at end of period                                      $1.00   $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-----------------------------------------------------------------------------------------------



 116    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                           2011    2010
-----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.00   $1.00
Accumulation unit value at end of period                                      $1.01   $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.23   $1.00
Accumulation unit value at end of period                                      $1.14   $1.23
Number of accumulation units outstanding at end of period (000 omitted)          27      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.28   $1.00
Accumulation unit value at end of period                                      $1.20   $1.28
Number of accumulation units outstanding at end of period (000 omitted)           7      --
-----------------------------------------------------------------------------------------------






                                         RIVERSOURCE VARIABLE ACCOUNT 10    117

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.15  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          10     --
----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.15  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          32     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                $1.14  $1.00
Accumulation unit value at end of period                                      $1.15  $1.14
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $0.99  $1.00
Accumulation unit value at end of period                                      $0.98  $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.01  $1.00
Accumulation unit value at end of period                                      $1.06  $1.01
Number of accumulation units outstanding at end of period (000 omitted)         121     54
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.12  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          41     20
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.24  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $0.94  $1.21
Number of accumulation units outstanding at end of period (000 omitted)          36     51
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.04  $1.00
Accumulation unit value at end of period                                      $1.07  $1.04
Number of accumulation units outstanding at end of period (000 omitted)          50     35
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.01  $1.00
Accumulation unit value at end of period                                      $1.10  $1.01
Number of accumulation units outstanding at end of period (000 omitted)          94     36
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $0.97  $1.00
Accumulation unit value at end of period                                      $1.01  $0.97
Number of accumulation units outstanding at end of period (000 omitted)          42     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.08  $1.00
Accumulation unit value at end of period                                      $1.12  $1.08
Number of accumulation units outstanding at end of period (000 omitted)          94      5
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.07  $1.00
Accumulation unit value at end of period                                      $1.11  $1.07
Number of accumulation units outstanding at end of period (000 omitted)          79     35
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.02  $1.19
Number of accumulation units outstanding at end of period (000 omitted)           1     50
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.14  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



 118    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.01  $1.00
Accumulation unit value at end of period                                      $1.01  $1.01
Number of accumulation units outstanding at end of period (000 omitted)         253     72
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.22  $1.00
Accumulation unit value at end of period                                      $1.00  $1.22
Number of accumulation units outstanding at end of period (000 omitted)           2     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.27  $1.00
Accumulation unit value at end of period                                      $1.06  $1.27
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.26  $1.00
Accumulation unit value at end of period                                      $1.13  $1.26
Number of accumulation units outstanding at end of period (000 omitted)           1     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.17  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.16  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     20
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.27  $1.00
Accumulation unit value at end of period                                      $1.14  $1.27
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $0.99  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          43    211
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (4/29/2011)
Accumulation unit value at beginning of period                                $1.00     --
Accumulation unit value at end of period                                      $0.94     --
Number of accumulation units outstanding at end of period (000 omitted)         108     --
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.15  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          41     47
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.24  $1.00
Accumulation unit value at end of period                                      $1.08  $1.24
Number of accumulation units outstanding at end of period (000 omitted)          37     32
----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.30  $1.00
Accumulation unit value at end of period                                      $1.23  $1.30
Number of accumulation units outstanding at end of period (000 omitted)          11     19
----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.12  $1.00
Accumulation unit value at end of period                                      $1.09  $1.12
Number of accumulation units outstanding at end of period (000 omitted)          25     --
----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.08  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     20
----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (7/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.22  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          60     23
----------------------------------------------------------------------------------------------



                                         RIVERSOURCE VARIABLE ACCOUNT 10    119

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.26  $1.00
Accumulation unit value at end of period                                      $1.15  $1.26
Number of accumulation units outstanding at end of period (000 omitted)           7     32
----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (7/19/2010)
Accumulation unit value at beginning of period                                $1.18  $1.00
Accumulation unit value at end of period                                      $1.13  $1.18
Number of accumulation units outstanding at end of period (000 omitted)           2     --
----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.18  $1.00
Accumulation unit value at end of period                                      $1.06  $1.18
Number of accumulation units outstanding at end of period (000 omitted)           1     --
----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.22  $1.00
Accumulation unit value at end of period                                      $1.17  $1.22
Number of accumulation units outstanding at end of period (000 omitted)           1     --
----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/19/2010)
Accumulation unit value at beginning of period                                $1.06  $1.00
Accumulation unit value at end of period                                      $1.06  $1.06
Number of accumulation units outstanding at end of period (000 omitted)         136     35
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.11  $1.16
Number of accumulation units outstanding at end of period (000 omitted)         178     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.05  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          32      8
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $1.17  $1.21
Number of accumulation units outstanding at end of period (000 omitted)          29     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.02  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          12     27
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.29  $1.00
Accumulation unit value at end of period                                      $1.20  $1.29
Number of accumulation units outstanding at end of period (000 omitted)          15     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.05  $1.00
Accumulation unit value at end of period                                      $1.06  $1.05
Number of accumulation units outstanding at end of period (000 omitted)       4,417  1,365
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.10  $1.16
Number of accumulation units outstanding at end of period (000 omitted)           1     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.18  $1.00
Accumulation unit value at end of period                                      $0.93  $1.18
Number of accumulation units outstanding at end of period (000 omitted)          44     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.04  $1.00
Accumulation unit value at end of period                                      $1.04  $1.04
Number of accumulation units outstanding at end of period (000 omitted)         184      7
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.13  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          46      3
----------------------------------------------------------------------------------------------



 120    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.06  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          16      1
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.05  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          21     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.19  $1.19
Number of accumulation units outstanding at end of period (000 omitted)           4     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.18  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          67     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.15  $1.00
Accumulation unit value at end of period                                      $1.13  $1.15
Number of accumulation units outstanding at end of period (000 omitted)          10     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.10  $1.00
Accumulation unit value at end of period                                      $1.09  $1.10
Number of accumulation units outstanding at end of period (000 omitted)       4,862    657
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.13  $1.00
Accumulation unit value at end of period                                      $1.10  $1.13
Number of accumulation units outstanding at end of period (000 omitted)         301     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.07  $1.00
Accumulation unit value at end of period                                      $1.08  $1.07
Number of accumulation units outstanding at end of period (000 omitted)       2,963  1,016
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.06  $1.19
Number of accumulation units outstanding at end of period (000 omitted)          17     31
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.19  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          11     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.20  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          16     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.29  $1.00
Accumulation unit value at end of period                                      $1.26  $1.29
Number of accumulation units outstanding at end of period (000 omitted)           1     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.15  $1.23
Number of accumulation units outstanding at end of period (000 omitted)           2     32
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.03  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          37     18
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.00  $1.17
Number of accumulation units outstanding at end of period (000 omitted)           1     --
----------------------------------------------------------------------------------------------



                                         RIVERSOURCE VARIABLE ACCOUNT 10    121

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.00  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.14  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          64     32
----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.27  $1.00
Accumulation unit value at end of period                                      $1.20  $1.27
Number of accumulation units outstanding at end of period (000 omitted)          47     32
----------------------------------------------------------------------------------------------






 122    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.14  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.15  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                $1.14  $1.00
Accumulation unit value at end of period                                      $1.15  $1.14
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $0.99  $1.00
Accumulation unit value at end of period                                      $0.97  $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.01  $1.00
Accumulation unit value at end of period                                      $1.06  $1.01
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.12  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.24  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $0.94  $1.21
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.04  $1.00
Accumulation unit value at end of period                                      $1.07  $1.04
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.01  $1.00
Accumulation unit value at end of period                                      $1.09  $1.01
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $0.97  $1.00
Accumulation unit value at end of period                                      $1.01  $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.08  $1.00
Accumulation unit value at end of period                                      $1.12  $1.08
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.07  $1.00
Accumulation unit value at end of period                                      $1.11  $1.07
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.02  $1.19
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.14  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



                                         RIVERSOURCE VARIABLE ACCOUNT 10    123

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.01  $1.00
Accumulation unit value at end of period                                      $1.01  $1.01
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.22  $1.00
Accumulation unit value at end of period                                      $1.00  $1.22
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.27  $1.00
Accumulation unit value at end of period                                      $1.05  $1.27
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.26  $1.00
Accumulation unit value at end of period                                      $1.13  $1.26
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.17  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.16  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.27  $1.00
Accumulation unit value at end of period                                      $1.14  $1.27
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $0.99  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (4/29/2011)
Accumulation unit value at beginning of period                                $1.00     --
Accumulation unit value at end of period                                      $0.94     --
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.15  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.24  $1.00
Accumulation unit value at end of period                                      $1.08  $1.24
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.30  $1.00
Accumulation unit value at end of period                                      $1.23  $1.30
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.12  $1.00
Accumulation unit value at end of period                                      $1.08  $1.12
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.08  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (7/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.22  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



 124    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.26  $1.00
Accumulation unit value at end of period                                      $1.15  $1.26
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (7/19/2010)
Accumulation unit value at beginning of period                                $1.18  $1.00
Accumulation unit value at end of period                                      $1.13  $1.18
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.18  $1.00
Accumulation unit value at end of period                                      $1.06  $1.18
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.22  $1.00
Accumulation unit value at end of period                                      $1.17  $1.22
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/19/2010)
Accumulation unit value at beginning of period                                $1.06  $1.00
Accumulation unit value at end of period                                      $1.06  $1.06
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.11  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.05  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $1.17  $1.21
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.02  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.29  $1.00
Accumulation unit value at end of period                                      $1.20  $1.29
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.05  $1.00
Accumulation unit value at end of period                                      $1.06  $1.05
Number of accumulation units outstanding at end of period (000 omitted)         154    139
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.10  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.18  $1.00
Accumulation unit value at end of period                                      $0.93  $1.18
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.04  $1.00
Accumulation unit value at end of period                                      $1.04  $1.04
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.13  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



                                         RIVERSOURCE VARIABLE ACCOUNT 10    125

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.06  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.05  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.19  $1.19
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.18  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.15  $1.00
Accumulation unit value at end of period                                      $1.13  $1.15
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.10  $1.00
Accumulation unit value at end of period                                      $1.09  $1.10
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.13  $1.00
Accumulation unit value at end of period                                      $1.10  $1.13
Number of accumulation units outstanding at end of period (000 omitted)          35     32
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.07  $1.00
Accumulation unit value at end of period                                      $1.07  $1.07
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.06  $1.19
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.19  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.20  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.29  $1.00
Accumulation unit value at end of period                                      $1.26  $1.29
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.15  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.03  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.00  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



 126    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.00  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.14  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.27  $1.00
Accumulation unit value at end of period                                      $1.20  $1.27
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------






                                         RIVERSOURCE VARIABLE ACCOUNT 10    127

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.14  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          13     --
----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.15  $1.16
Number of accumulation units outstanding at end of period (000 omitted)           6     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                $1.14  $1.00
Accumulation unit value at end of period                                      $1.14  $1.14
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $0.99  $1.00
Accumulation unit value at end of period                                      $0.97  $0.99
Number of accumulation units outstanding at end of period (000 omitted)           8     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.01  $1.00
Accumulation unit value at end of period                                      $1.06  $1.01
Number of accumulation units outstanding at end of period (000 omitted)          26     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.12  $1.20
Number of accumulation units outstanding at end of period (000 omitted)           6     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.24  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $0.94  $1.21
Number of accumulation units outstanding at end of period (000 omitted)           4      2
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.04  $1.00
Accumulation unit value at end of period                                      $1.06  $1.04
Number of accumulation units outstanding at end of period (000 omitted)           7      3
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.01  $1.00
Accumulation unit value at end of period                                      $1.09  $1.01
Number of accumulation units outstanding at end of period (000 omitted)          18     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $0.97  $1.00
Accumulation unit value at end of period                                      $1.01  $0.97
Number of accumulation units outstanding at end of period (000 omitted)           5     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.08  $1.00
Accumulation unit value at end of period                                      $1.11  $1.08
Number of accumulation units outstanding at end of period (000 omitted)          14      3
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.07  $1.00
Accumulation unit value at end of period                                      $1.11  $1.07
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.02  $1.19
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.14  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



 128    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.01  $1.00
Accumulation unit value at end of period                                      $1.01  $1.01
Number of accumulation units outstanding at end of period (000 omitted)           5     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.22  $1.00
Accumulation unit value at end of period                                      $1.00  $1.22
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.27  $1.00
Accumulation unit value at end of period                                      $1.05  $1.27
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.26  $1.00
Accumulation unit value at end of period                                      $1.13  $1.26
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.17  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.16  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.27  $1.00
Accumulation unit value at end of period                                      $1.14  $1.27
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $0.99  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          31     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (4/29/2011)
Accumulation unit value at beginning of period                                $1.00     --
Accumulation unit value at end of period                                      $0.94     --
Number of accumulation units outstanding at end of period (000 omitted)           1     --
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.15  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --      8
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.24  $1.00
Accumulation unit value at end of period                                      $1.08  $1.24
Number of accumulation units outstanding at end of period (000 omitted)           7      4
----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.30  $1.00
Accumulation unit value at end of period                                      $1.23  $1.30
Number of accumulation units outstanding at end of period (000 omitted)           2     --
----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.12  $1.00
Accumulation unit value at end of period                                      $1.08  $1.12
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.08  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (7/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.22  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



                                         RIVERSOURCE VARIABLE ACCOUNT 10    129

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.26  $1.00
Accumulation unit value at end of period                                      $1.15  $1.26
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (7/19/2010)
Accumulation unit value at beginning of period                                $1.18  $1.00
Accumulation unit value at end of period                                      $1.13  $1.18
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.18  $1.00
Accumulation unit value at end of period                                      $1.06  $1.18
Number of accumulation units outstanding at end of period (000 omitted)          10     --
----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.22  $1.00
Accumulation unit value at end of period                                      $1.17  $1.22
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/19/2010)
Accumulation unit value at beginning of period                                $1.06  $1.00
Accumulation unit value at end of period                                      $1.06  $1.06
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.11  $1.16
Number of accumulation units outstanding at end of period (000 omitted)           9     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.05  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --      5
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $1.17  $1.21
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.02  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.29  $1.00
Accumulation unit value at end of period                                      $1.20  $1.29
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.05  $1.00
Accumulation unit value at end of period                                      $1.06  $1.05
Number of accumulation units outstanding at end of period (000 omitted)         494    116
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.10  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.18  $1.00
Accumulation unit value at end of period                                      $0.93  $1.18
Number of accumulation units outstanding at end of period (000 omitted)          --      3
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.04  $1.00
Accumulation unit value at end of period                                      $1.04  $1.04
Number of accumulation units outstanding at end of period (000 omitted)           8      4
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.13  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



 130    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.06  $1.16
Number of accumulation units outstanding at end of period (000 omitted)           9      3
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.05  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          21      5
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.19  $1.19
Number of accumulation units outstanding at end of period (000 omitted)           4     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.18  $1.23
Number of accumulation units outstanding at end of period (000 omitted)           5     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.15  $1.00
Accumulation unit value at end of period                                      $1.13  $1.15
Number of accumulation units outstanding at end of period (000 omitted)          --      8
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.10  $1.00
Accumulation unit value at end of period                                      $1.09  $1.10
Number of accumulation units outstanding at end of period (000 omitted)         430    163
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.13  $1.00
Accumulation unit value at end of period                                      $1.10  $1.13
Number of accumulation units outstanding at end of period (000 omitted)         177    102
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.07  $1.00
Accumulation unit value at end of period                                      $1.07  $1.07
Number of accumulation units outstanding at end of period (000 omitted)         745    198
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.06  $1.19
Number of accumulation units outstanding at end of period (000 omitted)           1     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.19  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.20  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.29  $1.00
Accumulation unit value at end of period                                      $1.25  $1.29
Number of accumulation units outstanding at end of period (000 omitted)          --      2
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.15  $1.23
Number of accumulation units outstanding at end of period (000 omitted)           4      2
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.03  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.00  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------


                                         RIVERSOURCE VARIABLE ACCOUNT 10    131

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.00  $1.00
Number of accumulation units outstanding at end of period (000 omitted)           7      3
----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.14  $1.23
Number of accumulation units outstanding at end of period (000 omitted)           6     --
----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.27  $1.00
Accumulation unit value at end of period                                      $1.19  $1.27
Number of accumulation units outstanding at end of period (000 omitted)           1     --
----------------------------------------------------------------------------------------------





 132    RIVERSOURCE VARIABLE ACCOUNT 10

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



TO THE BOARD OF DIRECTORS OF



RIVERSOURCE LIFE INSURANCE COMPANY



In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Account 10 (the Account) sponsored by RiverSource Life Insurance Company, referred to in Note 1, at December 31, 2011, the results of their operations for the period then ended, and the changes in their net assets for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2011 by correspondence with the affiliated and unaffiliated mutual fund managers, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

April 20, 2012



                                         RIVERSOURCE VARIABLE ACCOUNT 10    133

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of changes in net assets of the divisions of RiverSource Variable Account 10 (the Account) sponsored by RiverSource Life Insurance Company, referred to in Note 1, for the periods ended December 31, 2010, as disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the changes in net assets of the divisions of RiverSource Variable Account 10, referred to in Note 1, for the periods ended December 31, 2010, as disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

                                        (-s- ERNST & YOUNG LLP)

Minneapolis, Minnesota
April 22, 2011


 134    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES



                                                   AB VPS          AB VPS         AB VPS         AB VPS         AC VP
                                              GLOBAL THEMATIC    GRO & INC,      INTL VAL,    LG CAP GRO,       INTL,
DEC. 31, 2011                                    GRO, CL B          CL B           CL B           CL B          CL I
 ASSETS
Investments, at fair value(1),(2)               $10,182,901     $107,039,432   $236,221,328    $4,553,919    $15,549,834
Dividends receivable                                     --               --             --            --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                      2,865            1,550        433,218           639            714
Receivable for share redemptions                     14,613          162,963        170,791        10,117         25,600
------------------------------------------------------------------------------------------------------------------------
Total assets                                     10,200,379      107,203,945    236,825,337     4,564,675     15,576,148
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    7,696           75,990        170,792         3,763         10,938
    Contract terminations                             6,916           86,972             --         6,354         14,662
Payable for investments purchased                     2,865            1,550        433,218           639            714
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    17,477          164,512        604,010        10,756         26,314
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            10,156,167      106,941,472    235,802,291     4,553,483     15,509,554
Net assets applicable to contracts in
  payment period                                     26,735           97,961        419,036            --         40,280
Net assets applicable to seed money                      --               --             --           436             --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                $10,182,902     $107,039,433   $236,221,327    $4,553,919    $15,549,834
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               702,269        5,993,249     20,721,169       174,014      2,092,844
(2) Investments, at cost                        $11,140,005     $123,399,006   $335,081,317    $4,470,166    $18,201,225
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------


                                                   AC VP            AC VP          AC VP         AC VP          AC VP
                                                   INTL,        MID CAP VAL,      ULTRA,          VAL,          VAL,
DEC. 31, 2011 (CONTINUED)                          CL II            CL II          CL II          CL I          CL II
 ASSETS
Investments, at fair value(1),(2)               $40,921,817      $38,863,019    $25,617,504   $47,555,924   $188,948,350
Dividends receivable                                     --               --             --            --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                     11,782           12,383         28,531        22,328         13,718
Receivable for share redemptions                     53,653           86,633         42,139        48,433        424,382
------------------------------------------------------------------------------------------------------------------------
Total assets                                     40,987,252       38,962,035     25,688,174    47,626,685    189,386,450
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   29,023           29,530         18,590        33,106        138,431
    Contract terminations                            24,631           57,103         23,549        15,328        285,951
Payable for investments purchased                    11,782           12,383         28,531        22,328         13,718
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    65,436           99,016         70,670        70,762        438,100
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            40,796,165       38,795,446     25,606,458    47,197,041    188,691,942
Net assets applicable to contracts in
  payment period                                    125,651           67,573         11,046       358,882        256,325
Net assets applicable to seed money                      --               --             --            --             83
------------------------------------------------------------------------------------------------------------------------
Total net assets                                $40,921,816      $38,863,019    $25,617,504   $47,555,923   $188,948,350
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             5,515,070        2,878,742      2,736,913     8,199,297     32,577,302
(2) Investments, at cost                        $40,133,768      $36,637,450    $25,166,115   $54,392,262   $220,622,217
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                         RIVERSOURCE VARIABLE ACCOUNT 10    135

STATEMENTS OF ASSETS AND LIABILITIES



                                                    CALVERT         COL VP         COL VP         COL VP         COL VP
                                                      VP             BAL,        CASH MGMT,     CASH MGMT,      DIV BOND,
DEC. 31, 2011 (CONTINUED)                           SRI BAL          CL 3           CL 2           CL 3           CL 2
 ASSETS
Investments, at fair value(1),(2)                  $23,915,286   $211,520,569     $8,821,334   $388,547,563    $13,079,957
Dividends receivable                                        --             --              5            213             --
Accounts receivable from RiverSource Life for
  contract purchase payments                             1,028          2,850             --        132,933            243
Receivable for share redemptions                        16,946             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                        23,933,260    211,523,419      8,821,339    388,680,709     13,080,200
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      16,644        173,961          7,898        301,848         11,430
    Contract terminations                                  301         61,634         17,538        404,625             --
Payable for investments purchased                        1,028             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       17,973        235,595         25,436        706,473         11,430
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               23,842,604    207,898,333      8,787,326    387,471,324     13,068,611
Net assets applicable to contracts in payment
  period                                                72,683      3,389,414             --        502,912             --
Net assets applicable to seed money                         --             77          8,577             --            159
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $23,915,287   $211,287,824     $8,795,903   $387,974,236    $13,068,770
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               13,673,692     14,937,893      8,821,334    388,547,563      1,172,039
(2) Investments, at cost                           $24,180,097   $210,251,337     $8,821,333   $388,441,851    $12,926,578
--------------------------------------------------------------------------------------------------------------------------


                                                    COL VP          COL VP         COL VP         COL VP         COL VP
                                                   DIV BOND,      DIV EQ INC,    DIV EQ INC,      DYN EQ,        DYN EQ,
DEC. 31, 2011 (CONTINUED)                            CL 3            CL 2           CL 3           CL 2           CL 3
 ASSETS
Investments, at fair value(1),(2)               $1,018,566,867     $3,918,402   $771,249,353       $248,333   $384,802,908
Dividends receivable                                        --             --             --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                           158,180          2,818        120,512             --          6,358
Receivable for share redemptions                            --             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                     1,018,725,047      3,921,220    771,369,865        248,333    384,809,266
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     767,178          3,476        579,526            213        307,494
    Contract terminations                              159,123             --        227,297             --        383,018
Payable for investments purchased                           --             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      926,301          3,476        806,823            213        690,512
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            1,013,438,322      3,917,722    767,045,667        248,000    379,917,303
Net assets applicable to contracts in payment
  period                                             4,360,424             --      3,517,375             --      4,201,451
Net assets applicable to seed money                         --             22             --            120             --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                $1,017,798,746     $3,917,744   $770,563,042       $248,120   $384,118,754
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               90,943,470        313,974     61,650,628         12,233     18,927,836
(2) Investments, at cost                        $  954,601,430     $4,057,842   $746,109,508       $238,382   $425,762,841
--------------------------------------------------------------------------------------------------------------------------







See accompanying notes to financial statements.



 136    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES



                                                  COL VP          COL VP         COL VP         COL VP       COL VP GLOBAL
                                                 EMER MKTS       EMER MKTS    GLOBAL BOND,   GLOBAL BOND,   INFLATION PROT
DEC. 31, 2011 (CONTINUED)                        OPP, CL 2       OPP, CL 3        CL 2           CL 3          SEC, CL 2
 ASSETS
Investments, at fair value(1),(2)                $4,464,022    $272,345,125    $5,160,548    $357,918,793     $4,767,181
Dividends receivable                                     --              --            --              --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                        819         148,260            57          73,297             23
Receivable for share redemptions                         --              --            --              --             --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                      4,464,841     272,493,385     5,160,605     357,992,090      4,767,204
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    3,896         213,540         4,619         271,069          4,169
    Contract terminations                                 2          60,626            --           8,853          2,945
Payable for investments purchased                        --              --            --              --             --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     3,898         274,166         4,619         279,922          7,114
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             4,460,809     271,600,783     5,155,749     357,120,164      4,759,844
Net assets applicable to contracts in
  payment period                                         --         618,436            --         592,004             --
Net assets applicable to seed money                     134              --           237              --            246
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $4,460,943    $272,219,219    $5,155,986    $357,712,168     $4,760,090
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               323,714      19,720,863       436,225      30,204,118        499,181
(2) Investments, at cost                         $5,345,613    $254,750,367    $5,191,258    $332,805,682     $4,749,681
--------------------------------------------------------------------------------------------------------------------------


                                               COL VP GLOBAL      COL VP         COL VP         COL VP          COL VP
                                              INFLATION PROT      HI INC,       HI YIELD       HI YIELD        INC OPP,
DEC. 31, 2011 (CONTINUED)                        SEC, CL 3         CL 2        BOND, CL 2     BOND, CL 3         CL 2
 ASSETS
Investments, at fair value(1),(2)              $268,528,966     $91,456,139    $6,676,864    $440,068,939     $4,393,279
Dividends receivable                                     --              --            --              --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                    116,268           4,176         2,776          30,297              2
Receivable for share redemptions                         --              --            --              --             --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                    268,645,234      91,460,315     6,679,640     440,099,236      4,393,281
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  197,331          69,362         5,867         334,146          4,081
    Contract terminations                             6,442          33,863             9         155,726            176
Payable for investments purchased                        --              --            --              --             --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   203,773         103,225         5,876         489,872          4,257
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           268,384,456      91,280,737     6,673,681     437,292,489      4,388,858
Net assets applicable to contracts in
  payment period                                     57,005          76,125            --       2,316,875             --
Net assets applicable to seed money                      --             228            83              --            166
--------------------------------------------------------------------------------------------------------------------------
Total net assets                               $268,441,461     $91,357,090    $6,673,764    $439,609,364     $4,389,024
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            28,000,935       9,200,819       995,062      65,389,144        440,208
(2) Investments, at cost                       $266,872,417     $94,301,241    $6,841,658    $430,147,000     $4,493,329
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                         RIVERSOURCE VARIABLE ACCOUNT 10    137

STATEMENTS OF ASSETS AND LIABILITIES



                                                  COL VP            COL VP         COL VP         COL VP        COL VP
                                                 INC OPP,         INTL OPP,       INTL OPP,    LG CAP GRO,    LG CAP GRO,
DEC. 31, 2011 (CONTINUED)                          CL 3              CL 2           CL 3           CL 2          CL 3
 ASSETS
Investments, at fair value(1),(2)              $200,639,436        $1,129,807   $106,144,658    $1,319,395   $120,574,871
Dividends receivable                                     --                --             --            --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                    352,159                --          4,095            10         24,798
Receivable for share redemptions                         --                --             --            --             --
-------------------------------------------------------------------------------------------------------------------------
Total assets                                    200,991,595         1,129,807    106,148,753     1,319,405    120,599,669
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  147,279               961         89,760         1,129         84,713
    Contract terminations                             5,564                --         38,281            --         35,851
Payable for investments purchased                        --                --             --            --             --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   152,843               961        128,041         1,129        120,564
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           200,574,350         1,128,343    105,085,243     1,318,199    120,098,765
Net assets applicable to contracts in
  payment period                                    264,402                --        935,469            --        380,340
Net assets applicable to seed money                      --               503             --            77             --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                               $200,838,752        $1,128,846   $106,020,712    $1,318,276   $120,479,105
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            19,984,008           108,323     10,167,113       200,516     18,268,920
(2) Investments, at cost                       $196,053,999        $1,258,278   $110,048,204    $1,362,764   $136,395,621
-------------------------------------------------------------------------------------------------------------------------


                                                  COL VP            COL VP         COL VP         COL VP        COL VP
                                             LIMITED DURATION   MARSICO GRO,    MARSICO INTL   MID CAP GRO    MID CAP GRO
DEC. 31, 2011 (CONTINUED)                        CR, CL 2            CL 1         OPP, CL 2     OPP, CL 2      OPP, CL 3
 ASSETS
Investments, at fair value(1),(2)                $4,047,719      $185,915,457    $49,157,528      $548,749    $98,270,646
Dividends receivable                                     --                --             --            --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                        106            40,788         10,958            --          6,835
Receivable for share redemptions                         --                --             --            --             --
-------------------------------------------------------------------------------------------------------------------------
Total assets                                      4,047,825       185,956,245     49,168,486       548,749     98,277,481
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    3,754           137,069         36,923           494         78,692
    Contract terminations                                --           132,759            607            --         41,103
Payable for investments purchased                        --                --             --            --             --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     3,754           269,828         37,530           494        119,795
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             4,043,843       185,328,041     48,955,604       548,205     97,493,435
Net assets applicable to contracts in
  payment period                                         --           358,376        175,222            --        664,251
Net assets applicable to seed money                     228                --            130            50             --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $4,044,071      $185,686,417    $49,130,956      $548,255    $98,157,686
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               392,601         9,333,105      3,698,836        44,541      7,963,586
(2) Investments, at cost                         $4,055,669      $160,429,615    $71,798,014      $620,869    $90,296,668
-------------------------------------------------------------------------------------------------------------------------







See accompanying notes to financial statements.



 138    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES



                                                     COL VP         COL VP         COL VP          COL VP          COL VP
                                                  MID CAP VAL    MID CAP VAL      S&P 500,        SELECT LG      SELECT LG
DEC. 31, 2011 (CONTINUED)                          OPP, CL 2      OPP, CL 3         CL 3        CAP VAL, CL 2  CAP VAL, CL 3
 ASSETS
Investments, at fair value(1),(2)                  $  989,423    $86,005,774    $129,805,427        $735,311    $24,791,931
Dividends receivable                                       --             --              --              --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                            2,808         41,208             271              --             50
Receivable for share redemptions                           --             --              --              --             --
----------------------------------------------------------------------------------------------------------------------------
Total assets                                          992,231     86,046,982     129,805,698         735,311     24,791,981
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                        860         63,470          93,424             622         17,735
    Contract terminations                                  --         35,629          90,643              --        108,356
Payable for investments purchased                          --             --              --              --             --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                         860         99,099         184,067             622        126,091
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                 991,316     85,882,201     129,025,870         734,625     24,656,223
Net assets applicable to contracts in payment
  period                                                   --         65,682         595,694              --          9,667
Net assets applicable to seed money                        55             --              67              64             --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $  991,371    $85,947,883    $129,621,631        $734,689    $24,665,890
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  98,843      8,583,411      14,834,906          74,651      2,516,947
(2) Investments, at cost                           $1,047,989    $97,424,160    $114,471,257        $746,663    $24,197,303
----------------------------------------------------------------------------------------------------------------------------


                                                     COL VP         COL VP         COL VP          COL VP          COL VP
                                                 SELECT SM CAP  SELECT SM CAP       SHORT           SHORT        STRATEGIC
DEC. 31, 2011 (CONTINUED)                          VAL, CL 2      VAL, CL 3    DURATION, CL 2  DURATION, CL 3    INC, CL 2
 ASSETS
Investments, at fair value(1),(2)                    $591,572    $50,916,922      $4,415,972    $261,925,226     $6,175,156
Dividends receivable                                       --             --              --              --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --          2,217              33         253,211             13
Receivable for share redemptions                           --             --              --              --             --
----------------------------------------------------------------------------------------------------------------------------
Total assets                                          591,572     50,919,139       4,416,005     262,178,437      6,175,169
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                        556         36,011           3,984         192,363          5,678
    Contract terminations                                  --         12,438              --          59,277             --
Payable for investments purchased                          --             --              --              --             --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                         556         48,449           3,984         251,640          5,678
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                 590,939     50,754,917       4,411,795     261,303,114      6,169,264
Net assets applicable to contracts in payment
  period                                                   --        115,773              --         623,683             --
Net assets applicable to seed money                        77             --             226              --            227
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                     $591,016    $50,870,690      $4,412,021    $261,926,797     $6,169,491
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  56,340      4,835,415         425,021      25,136,778        710,605
(2) Investments, at cost                             $638,864    $55,563,270      $4,410,553    $258,471,920     $6,047,624
----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                         RIVERSOURCE VARIABLE ACCOUNT 10    139

STATEMENTS OF ASSETS AND LIABILITIES



                                                     CS          DREY VIF         EV VT          FID VIP        FID VIP
                                                  COMMODITY      INTL EQ,     FLOATING-RATE    CONTRAFUND,    GRO & INC,
DEC. 31, 2011 (CONTINUED)                          RETURN          SERV            INC          SERV CL 2       SERV CL
 ASSETS
Investments, at fair value(1),(2)               $ 88,474,347     $5,853,456    $252,208,110   $431,773,289    $55,469,217
Dividends receivable                                      --             --         914,620             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                          62,979          8,900          44,914         34,504             --
Receivable for share redemptions                      85,658          5,342         209,160        461,547         59,882
-------------------------------------------------------------------------------------------------------------------------
Total assets                                      88,622,984      5,867,698     253,376,804    432,269,340     55,529,099
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    65,957          5,051         191,383        320,301         38,617
    Contract terminations                             19,701            290          17,778        141,247         21,265
Payable for investments purchased                     62,979          8,900         959,534         34,504             --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    148,637         14,241       1,168,695        496,052         59,882
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             88,267,293      5,853,457     251,873,017    430,741,835     55,286,771
Net assets applicable to contracts in payment
  period                                             207,054             --         335,092      1,031,239        182,446
Net assets applicable to seed money                       --             --              --            214             --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $ 88,474,347     $5,853,457    $252,208,109   $431,773,288    $55,469,217
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             12,356,752        426,637      27,119,152     19,071,258      4,433,990
(2) Investments, at cost                        $116,779,372     $7,279,433    $249,698,399   $493,409,471    $62,227,970
-------------------------------------------------------------------------------------------------------------------------


                                                   FID VIP        FID VIP        FID VIP         FID VIP        FID VIP
                                                 GRO & INC,      MID CAP,        MID CAP,       OVERSEAS,      OVERSEAS,
DEC. 31, 2011 (CONTINUED)                         SERV CL 2       SERV CL       SERV CL 2        SERV CL       SERV CL 2
 ASSETS
Investments, at fair value(1),(2)               $134,697,013   $124,443,416    $527,033,032    $20,771,845   $ 84,069,311
Dividends receivable                                      --             --              --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                           6,620         32,260          38,522         26,223        112,937
Receivable for share redemptions                     224,078        345,308         536,039         14,548         67,997
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     134,927,711    124,820,984     527,607,593     20,812,616     84,250,245
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    94,467         87,172         383,023         14,548         61,163
    Contract terminations                            129,610        258,135         153,016             --          6,833
Payable for investments purchased                      6,620         32,260          38,522         26,223        112,937
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    230,697        377,567         574,561         40,771        180,933
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            134,112,669    123,500,471     525,878,634     20,574,620     83,841,779
Net assets applicable to contracts in payment
  period                                             584,345        942,946       1,154,320        197,225        227,533
Net assets applicable to seed money                       --             --              78             --             --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $134,697,014   $124,443,417    $527,033,032    $20,771,845   $ 84,069,312
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             10,871,430      4,301,535      18,440,624      1,529,591      6,218,144
(2) Investments, at cost                        $137,487,164   $ 99,166,580    $495,463,687    $27,675,696   $105,084,553
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 140    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES



                                            FTVIPT FRANK   FTVIPT FRANK       FTVIPT         GS VIT          GS VIT
                                             GLOBAL REAL    SM CAP VAL,   MUTUAL SHARES   MID CAP VAL,   STRUCTD SM CAP
DEC. 31, 2011 (CONTINUED)                     EST, CL 2        CL 2         SEC, CL 2         INST          EQ, INST
 ASSETS
Investments, at fair value(1),(2)           $141,421,974   $153,562,279    $143,695,607   $248,013,797      $7,833,506
Dividends receivable                                  --             --              --             --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                  13,320             --             527          6,338           6,068
Receivable for share redemptions                 175,712        320,065         201,424        206,524           6,370
-----------------------------------------------------------------------------------------------------------------------
Total assets                                 141,611,006    153,882,344     143,897,558    248,226,659       7,845,944
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee               101,044        111,485         107,500        174,839           5,447
    Contract terminations                         74,669        208,580          93,923         31,686             923
Payable for investments purchased                 13,320             --             527          6,338           6,068
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                189,033        320,065         201,950        212,863          12,438
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                        141,129,296    153,357,029     143,549,703    247,246,243       7,800,032
Net assets applicable to contracts in
  payment period                                 292,677        205,080         145,668        767,553          33,474
Net assets applicable to seed money                   --            170             237             --              --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                            $141,421,973   $153,562,279    $143,695,608   $248,013,796      $7,833,506
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                         12,626,962      9,888,106       9,343,017     18,946,814         687,150
(2) Investments, at cost                    $242,253,972   $136,598,406    $158,422,567   $267,070,916      $7,663,459
-----------------------------------------------------------------------------------------------------------------------


                                               GS VIT         INVESCO        INVESCO         INVESCO         INVESCO
                                            STRUCTD U.S.   VI CAP APPR,    VI CAP APPR,    VI CAP DEV,     VI CAP DEV,
DEC. 31, 2011 (CONTINUED)                     EQ, INST         SER I          SER II          SER I          SER II
 ASSETS
Investments, at fair value(1),(2)           $140,631,287    $14,987,753     $79,835,491    $17,085,652     $23,047,991
Dividends receivable                                  --             --              --             --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                   6,894          1,434           1,471          9,616           9,030
Receivable for share redemptions                 195,626         10,344         147,488         19,193          20,141
-----------------------------------------------------------------------------------------------------------------------
Total assets                                 140,833,807     14,999,531      79,984,450     17,114,461      23,077,162
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                99,371         10,344          56,249         11,967          16,828
    Contract terminations                         96,256             --          91,239          7,226           3,312
Payable for investments purchased                  6,894          1,434           1,471          9,616           9,030
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                202,521         11,778         148,959         28,809          29,170
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                        140,213,625     14,886,384      79,825,998     17,027,458      23,035,689
Net assets applicable to contracts in
  payment period                                 417,661        101,369           9,493         58,194          12,303
Net assets applicable to seed money                   --             --              --             --              --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                            $140,631,286    $14,987,753     $79,835,491    $17,085,652     $23,047,992
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                         13,021,415        699,708       3,790,859      1,372,342       1,911,110
(2) Investments, at cost                    $155,342,084    $21,168,177     $82,415,322    $17,946,908     $25,047,627
-----------------------------------------------------------------------------------------------------------------------







See accompanying notes to financial statements.



                                         RIVERSOURCE VARIABLE ACCOUNT 10    141

STATEMENTS OF ASSETS AND LIABILITIES



                                                    INVESCO         INVESCO         INVESCO        INVESCO         INVESCO
                                                  VI CORE EQ,    VI DIV DIVD,    VI DIV DIVD,  VI GLOBAL HLTH,  VI INTL GRO,
DEC. 31, 2011 (CONTINUED)                            SER I           SER I          SER II          SER II         SER II
 ASSETS
Investments, at fair value(1),(2)                 $97,973,056     $12,873,244      $6,773,418    $23,253,130     $96,505,294
Dividends receivable                                       --              --              --             --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --           1,850           3,460          7,264          30,647
Receivable for share redemptions                      132,461          22,741           5,704         26,916          85,768
----------------------------------------------------------------------------------------------------------------------------
Total assets                                       98,105,517      12,897,835       6,782,582     23,287,310      96,621,709
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    101,422           8,974           5,440         17,141          70,762
    Contract terminations                              31,039          13,767             263          9,776          15,006
Payable for investments purchased                          --           1,850           3,460          7,264          30,647
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     132,461          24,591           9,163         34,181         116,415
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              96,635,380      12,872,798       6,773,175     23,251,887      96,425,299
Net assets applicable to contracts in payment
  period                                            1,337,676             446             244          1,242          79,995
Net assets applicable to seed money                        --              --              --             --              --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $97,973,056     $12,873,244      $6,773,419    $23,253,129     $96,505,294
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               3,666,656         916,898         483,816      1,368,636       3,700,356
(2) Investments, at cost                          $78,476,375     $13,745,882      $7,222,371    $23,204,205     $96,903,644
----------------------------------------------------------------------------------------------------------------------------


                                                    INVESCO         INVESCO       JANUS ASPEN    JANUS ASPEN     JANUS ASPEN
                                                    VI TECH,        VANK VI       ENTERPRISE,    GLOBAL TECH,      JANUS,
DEC. 31, 2011 (CONTINUED)                            SER I     COMSTOCK, SER II      SERV            SERV           SERV
 ASSETS
Investments, at fair value(1),(2)                 $27,144,887    $213,630,049     $14,127,072    $17,444,986     $58,201,899
Dividends receivable                                       --              --              --             --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                              219           3,458           1,828            116           2,860
Receivable for share redemptions                       44,555         258,880           9,870         35,863          70,630
----------------------------------------------------------------------------------------------------------------------------
Total assets                                       27,189,661     213,892,387      14,138,770     17,480,965      58,275,389
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     18,851         154,569           9,536         12,042          43,432
    Contract terminations                              25,703         104,312             334         23,821          27,198
Payable for investments purchased                         219           3,458           1,828            116           2,860
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      44,773         262,339          11,698         35,979          73,490
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              27,144,197     213,462,327      14,127,072     17,321,113      58,182,764
Net assets applicable to contracts in payment
  period                                                  691         167,721              --        123,873          18,626
Net assets applicable to seed money                        --              --              --             --             509
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $27,144,888    $213,630,048     $14,127,072    $17,444,986     $58,201,899
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               1,790,560      18,938,834         382,744      3,374,272       2,575,305
(2) Investments, at cost                          $21,845,446    $232,941,256     $13,543,578    $17,342,841     $55,789,022
----------------------------------------------------------------------------------------------------------------------------







See accompanying notes to financial statements.



 142    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES



                                                  JANUS ASPEN    LM CB VAR         MFS             MFS             MFS
                                                   OVERSEAS,    SM CAP GRO,  INV GRO STOCK,      NEW DIS,      UTILITIES,
DEC. 31, 2011 (CONTINUED)                             SERV         CL I          SERV CL         SERV CL         SERV CL
 ASSETS
Investments, at fair value(1),(2)                 $85,783,467    $7,845,851    $70,257,235     $55,683,182    $241,228,783
Dividends receivable                                       --            --             --              --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                           16,873           207             --              --         102,300
Receivable for share redemptions                       61,524        12,968        104,959          77,029         177,768
--------------------------------------------------------------------------------------------------------------------------
Total assets                                       85,861,864     7,859,026     70,362,194      55,760,211     241,508,851
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     60,464         6,164         50,239          39,334         174,710
    Contract terminations                               1,060         6,804         54,721          37,694           3,060
Payable for investments purchased                      16,873           207             --              --         102,300
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      78,397        13,175        104,960          77,028         280,070
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              85,496,729     7,845,851     70,146,205      55,595,994     240,826,343
Net assets applicable to contracts in payment
  period                                              286,738            --        111,029          87,189         402,204
Net assets applicable to seed money                        --            --             --              --             234
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $85,783,467    $7,845,851    $70,257,234     $55,683,183    $241,228,781
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               2,292,450       509,140      6,523,420       4,052,633       9,375,390
(2) Investments, at cost                          $83,321,707    $6,713,339    $63,076,878     $58,155,504    $228,483,045
--------------------------------------------------------------------------------------------------------------------------


                                                     MS UIF       MS UIF         NB AMT           NB AMT          OPPEN
                                                  GLOBAL REAL  MID CAP GRO,       INTL,      SOC RESPONSIVE,   GLOBAL SEC
DEC. 31, 2011 (CONTINUED)                          EST, CL II      CL II          CL S             CL S         VA, SERV
 ASSETS
Investments, at fair value(1),(2)                 $57,824,306   $58,188,778    $18,305,505      $3,451,064     $89,944,702
Dividends receivable                                       --            --             --              --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                            7,603        94,067          6,427             218          49,797
Receivable for share redemptions                      111,341        79,901         21,111          11,960         159,596
--------------------------------------------------------------------------------------------------------------------------
Total assets                                       57,943,250    58,362,746     18,333,043       3,463,242      90,154,095
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     43,705        43,180         13,598           2,825          66,884
    Contract terminations                              67,637        36,722          7,513           9,135          92,713
Payable for investments purchased                       7,603        94,067          6,427             218          49,797
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     118,945       173,969         27,538          12,178         209,394
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              57,651,524    58,098,879     18,296,639       3,450,490      89,703,362
Net assets applicable to contracts in payment
  period                                              172,781        89,585          8,866              --         241,033
Net assets applicable to seed money                        --           313             --             574             306
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $57,824,305   $58,188,777    $18,305,505      $3,451,064     $89,944,701
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               7,899,495     5,232,804      2,166,332         239,824       3,305,575
(2) Investments, at cost                          $66,945,192   $58,135,228    $22,411,342      $3,405,319     $98,019,450
--------------------------------------------------------------------------------------------------------------------------







See accompanying notes to financial statements.



                                         RIVERSOURCE VARIABLE ACCOUNT 10    143

STATEMENTS OF ASSETS AND LIABILITIES



                                             OPPEN GLOBAL     OPPEN MAIN       OPPEN           PIMCO             PUT VT
                                            STRATEGIC INC   ST SM MID CAP       VAL       VIT ALL ASSET,   GLOBAL HLTH CARE,
DEC. 31, 2011 (CONTINUED)                      VA, SRV         VA, SERV       VA, SERV      ADVISOR CL           CL IB
 ASSETS
Investments, at fair value(1),(2)            $836,908,170    $61,074,608     $4,171,835    $245,928,558       $18,079,489
Dividends receivable                                   --             --             --              --                --
Accounts receivable from RiverSource Life
  for contract purchase payments                  233,837         55,913          1,815         144,149             7,300
Receivable for share redemptions                  692,021         82,084         22,774         219,079            62,848
----------------------------------------------------------------------------------------------------------------------------
Total assets                                  837,834,028     61,212,605      4,196,424     246,291,786        18,149,637
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                626,528         45,699          3,605         185,760            12,757
    Contract terminations                          65,493         36,385         19,170          33,320            50,091
Payable for investments purchased                 233,837         55,913          1,815         144,149             7,300
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 925,858        137,997         24,590         363,229            70,148
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         834,895,950     61,009,636      4,171,834     244,676,945        18,048,702
Net assets applicable to contracts in
  payment period                                2,012,220         64,477             --       1,251,454            30,787
Net assets applicable to seed money                    --            495             --             158                --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                             $836,908,170    $61,074,608     $4,171,834    $245,928,557       $18,079,489
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                         152,442,290      3,588,402        430,530      23,444,095         1,546,577
(2) Investments, at cost                     $805,481,490    $58,965,790     $4,405,235    $259,112,727       $17,921,780
----------------------------------------------------------------------------------------------------------------------------


                                                PUT VT          PUT VT         PUT VT          ROYCE
                                               INTL EQ,       MULTI-CAP      MULTI-CAP      MICRO-CAP,         THIRD AVE
DEC. 31, 2011 (CONTINUED)                       CL IB         GRO, CL IA     GRO, CL IB      INVEST CL            VAL
 ASSETS
Investments, at fair value(1),(2)             $22,088,397    $55,414,713    $25,683,972     $39,840,831       $29,751,694
Dividends receivable                                   --             --             --              --                --
Accounts receivable from RiverSource Life
  for contract purchase payments                   14,455             --             --           4,103             8,292
Receivable for share redemptions                   15,757         74,053         20,943          34,466            88,315
----------------------------------------------------------------------------------------------------------------------------
Total assets                                   22,118,609     55,488,766     25,704,915      39,879,400        29,848,301
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 15,672         57,426         17,755          27,903            20,972
    Contract terminations                              85         16,628          3,188           6,563            67,342
Payable for investments purchased                  14,455             --             --           4,103             8,292
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  30,212         74,054         20,943          38,569            96,606
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          22,062,611     54,929,381     25,624,027      39,629,712        29,577,584
Net assets applicable to contracts in
  payment period                                   25,786        485,331         59,945         211,119           174,111
Net assets applicable to seed money                    --             --             --              --                --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                              $22,088,397    $55,414,712    $25,683,972     $39,840,831       $29,751,695
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           2,327,544      2,828,724      1,332,848       3,827,169         2,605,227
(2) Investments, at cost                      $30,839,622    $64,140,357    $23,973,079     $34,122,009       $42,896,201
----------------------------------------------------------------------------------------------------------------------------







See accompanying notes to financial statements.



 144    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES



                                                    VP              VP              VP AC          VP AC         VP COL
                                                   AGGR,           AGGR,          DIV BOND,         GRO,      WANGER INTL
DEC. 31, 2011 (CONTINUED)                          CL 2            CL 4             CL 2            CL 2        EQ, CL 2
 ASSETS
Investments, at fair value(1),(2)              $660,069,367   $1,597,961,571       $2,234,324      $443,584    $3,462,969
Dividends receivable                                     --               --               --            --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                        323,703          175,730              253            --         2,808
Receivable for share redemptions                         --               --               --            --            --
-------------------------------------------------------------------------------------------------------------------------
Total assets                                    660,393,070    1,598,137,301        2,234,577       443,584     3,465,777
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  509,113        1,194,210            1,886           406         2,983
    Contract terminations                            70,674          381,920               --            --             5
Payable for investments purchased                        --               --               --            --            --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   579,787        1,576,130            1,886           406         2,988
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           659,608,259    1,596,561,171        2,232,219       443,102     3,462,567
Net assets applicable to contracts in payment
  period                                            205,013               --               --            --            --
Net assets applicable to seed money                      11               --              472            76           222
-------------------------------------------------------------------------------------------------------------------------
Total net assets                               $659,813,283   $1,596,561,171       $2,232,691      $443,178    $3,462,789
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            60,335,408      145,799,413          202,201        39,570       338,842
(2) Investments, at cost                       $671,301,972   $1,428,139,699       $2,166,107      $442,145    $3,955,097
-------------------------------------------------------------------------------------------------------------------------


                                                  VP COL            VP               VP           VP DAVIS      VP DAVIS
                                                 WANGER US       CONSERV,         CONSERV,      NY VENTURE,   NY VENTURE,
DEC. 31, 2011 (CONTINUED)                        EQ, CL 2          CL 2             CL 4            CL 2          CL 3
 ASSETS
Investments, at fair value(1),(2)                $2,564,393     $634,828,789   $1,617,235,335    $1,241,167   $47,030,441
Dividends receivable                                     --               --               --            --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                          8,989        1,080,241          240,814            --         1,600
Receivable for share redemptions                         --               --               --            --            --
-------------------------------------------------------------------------------------------------------------------------
Total assets                                      2,573,382      635,909,030    1,617,476,149     1,241,167    47,032,041
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    2,159          517,120        1,273,757         1,067        34,621
    Contract terminations                               540        1,072,936          139,916            --        29,730
Payable for investments purchased                        --               --               --            --            --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     2,699        1,590,056        1,413,673         1,067        64,351
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             2,564,153      634,174,532    1,616,062,476     1,240,034    46,904,691
Net assets applicable to contracts in payment
  period                                              6,475          144,442               --            --        62,999
Net assets applicable to seed money                      55               --               --            66            --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $2,570,683     $634,318,974   $1,616,062,476    $1,240,100   $46,967,690
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               227,946       58,455,690      148,916,697       128,885     4,878,676
(2) Investments, at cost                         $2,668,087     $621,286,387   $1,513,975,238    $1,242,509   $42,222,703
-------------------------------------------------------------------------------------------------------------------------







See accompanying notes to financial statements.



                                         RIVERSOURCE VARIABLE ACCOUNT 10    145

STATEMENTS OF ASSETS AND LIABILITIES



                                                 VP DFA         VP EV           VP GS          VP GS        VP INVESCO
                                                  INTL      FLOATING RATE   MID CAP VAL,   MID CAP VAL,        INTL
DEC. 31, 2011 (CONTINUED)                       VAL, CL 2     INC, CL 2         CL 2           CL 3          GRO, CL 2
 ASSETS
Investments, at fair value(1),(2)              $1,586,608     $7,832,159     $1,925,994     $13,025,687       $1,702,780
Dividends receivable                                   --             --             --              --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                           40             62             10           1,198               24
Receivable for share redemptions                       --             --             --              --               --
------------------------------------------------------------------------------------------------------------------------
Total assets                                    1,586,648      7,832,221      1,926,004      13,026,885        1,702,804
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  1,383          7,380          1,691           9,396            1,495
    Contract terminations                               8         90,001             --           4,422               15
Payable for investments purchased                      --             --             --              --               --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   1,391         97,381          1,691          13,818            1,510
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           1,584,997      7,732,673      1,924,258      13,008,170        1,701,063
Net assets applicable to contracts in payment
  period                                               --             --             --           4,897               --
Net assets applicable to seed money                   260          2,167             55              --              231
------------------------------------------------------------------------------------------------------------------------
Total net assets                               $1,585,257     $7,734,840     $1,924,313     $13,013,067       $1,701,294
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             184,061        797,572        184,482       1,245,286          161,708
(2) Investments, at cost                       $1,889,895     $7,837,430     $2,023,057     $13,145,219       $1,817,591
------------------------------------------------------------------------------------------------------------------------


                                                 VP JPM      VP JENNISON     VP MARSICO       VP MFS
                                               CORE BOND,    MID CAP GRO,       GRO,           VAL,           VP MOD,
DEC. 31, 2011 (CONTINUED)                         CL 2           CL 2           CL 2           CL 2            CL 2
 ASSETS
Investments, at fair value(1),(2)              $2,998,452       $882,803     $1,779,966      $1,341,743   $4,421,330,062
Dividends receivable                                   --             --             --              --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                          271          3,088             --              --        6,323,318
Receivable for share redemptions                       --             --             --              --               --
------------------------------------------------------------------------------------------------------------------------
Total assets                                    2,998,723        885,891      1,779,966       1,341,743    4,427,653,380
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  2,558            748          1,664           1,234        3,511,462
    Contract terminations                              --             --             22              --          249,374
Payable for investments purchased                      --             --             --              --               --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   2,558            748          1,686           1,234        3,760,836
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           2,995,928        885,059      1,778,232       1,340,454    4,423,394,111
Net assets applicable to contracts in payment
  period                                               --             --             --              --          498,422
Net assets applicable to seed money                   237             84             48              55               11
------------------------------------------------------------------------------------------------------------------------
Total net assets                               $2,996,165       $885,143     $1,778,280      $1,340,509   $4,423,892,544
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             275,847         76,499        151,616         125,163      400,482,795
(2) Investments, at cost                       $2,933,301       $858,004     $1,824,951      $1,337,347   $4,354,587,565
------------------------------------------------------------------------------------------------------------------------







See accompanying notes to financial statements.



 146    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES



                                                       VP            VP MOD           VP MOD           VP MOD           VP MOD
                                                      MOD,            AGGR,            AGGR,          CONSERV,         CONSERV,
DEC. 31, 2011 (CONTINUED)                             CL 4            CL 2             CL 4             CL 2             CL 4
 ASSETS
Investments, at fair value(1),(2)               $10,580,932,462  $2,652,493,930   $6,319,310,914   $1,349,823,558   $3,331,573,198
Dividends receivable                                         --              --               --               --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                            209,993       4,091,624            7,774          557,319        2,008,827
Receivable for share redemptions                             --              --               --               --               --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                     10,581,142,455   2,656,585,554    6,319,318,688    1,350,380,877    3,333,582,025
----------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    8,160,114       2,070,544        4,765,109        1,075,438        2,609,036
    Contract terminations                             3,118,160         213,279        1,527,083          802,695          692,416
Payable for investments purchased                            --              --               --               --               --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    11,278,274       2,283,823        6,292,192        1,878,133        3,301,452
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            10,569,864,181   2,652,293,404    6,313,026,496    1,348,115,886    3,330,280,573
Net assets applicable to contracts in payment
  period                                                     --       2,008,327               --          386,847               --
Net assets applicable to seed money                          --              --               --               11               --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                $10,569,864,181  $2,654,301,731   $6,313,026,496   $1,348,502,744   $3,330,280,573
----------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               957,550,449     240,479,957      571,883,341      123,046,815      303,145,878
(2) Investments, at cost                        $ 9,473,226,087  $2,649,569,972   $5,648,730,634   $1,318,397,545   $3,038,664,921
----------------------------------------------------------------------------------------------------------------------------------


                                                     VP MS           VP NFJ          VP NUVEEN        VP PTNRS         VP PTNRS
                                                  GLOBAL REAL       DIVD VAL,         WINSLOW          SM CAP           SM CAP
DEC. 31, 2011 (CONTINUED)                          EST, CL 2          CL 2       LG CAP GRO, CL 2     GRO, CL 2        VAL, CL 2
 ASSETS
Investments, at fair value(1),(2)                    $2,806,461      $1,435,196         $547,219         $591,952         $702,256
Dividends receivable                                         --              --               --               --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                                138           3,085               --                5               --
Receivable for share redemptions                             --              --               --               --               --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                          2,806,599       1,438,281          547,219          591,957          702,256
----------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                        2,508           1,253              487              498              602
    Contract terminations                                    --             155               --               --               45
Payable for investments purchased                            --              --               --               --               --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                         2,508           1,408              487              498              647
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                 2,803,866       1,436,813          546,648          591,363          701,523
Net assets applicable to contracts in payment
  period                                                     --              --               --               --               --
Net assets applicable to seed money                         225              60               84               96               86
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                     $2,804,091      $1,436,873         $546,732         $591,459         $701,609
----------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   279,250         123,617           48,171           50,681           48,232
(2) Investments, at cost                             $3,145,469      $1,395,500         $552,240         $593,023         $714,820
----------------------------------------------------------------------------------------------------------------------------------







See accompanying notes to financial statements.



                                         RIVERSOURCE VARIABLE ACCOUNT 10    147

STATEMENTS OF ASSETS AND LIABILITIES



                                             VP PTNRS         VP PIMCO        VP PYRAMIS        VP WF
                                              SM CAP          MORTGAGE         INTL EQ,    SHORT DURATION       WANGER
DEC. 31, 2011 (CONTINUED)                    VAL, CL 3    BACKED SEC, CL 2       CL 2        GOVT, CL 2          INTL
 ASSETS
Investments, at fair value(1),(2)          $151,517,348       $1,437,177        $569,101        $818,263     $323,983,647
Dividends receivable                                 --               --              --              --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                  6,131               75              10              --          209,840
Receivable for share redemptions                     --               --              --              --               --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                151,523,479        1,437,252         569,111         818,263      324,193,487
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee              107,794            1,245             518             732          234,538
    Contract terminations                        67,863               --               3              --            1,156
Payable for investments purchased                    --               --              --              --               --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                               175,657            1,245             521             732          235,694
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                       151,024,879        1,435,539         567,880         816,923      323,469,987
Net assets applicable to contracts in
  payment period                                322,943               --              --              --          487,806
Net assets applicable to seed money                  --              468             710             608               --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                           $151,347,822       $1,436,007        $568,590        $817,531     $323,957,793
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                        10,392,136          135,711          59,097          79,520       11,253,340
(2) Investments, at cost                   $133,313,781       $1,418,249        $640,753        $812,718     $291,752,651
--------------------------------------------------------------------------------------------------------------------------


                                                               WF ADV           WF ADV         WF ADV           WF ADV
                                              WANGER       VT INDEX ASSET    VT INTL EQ,       VT OPP,      VT SM CAP GRO,
DEC. 31, 2011 (CONTINUED)                       USA          ALLOC, CL 2         CL 2           CL 2             CL 2
 ASSETS
Investments, at fair value(1),(2)          $349,838,407      $30,454,363     $53,181,287     $74,878,920      $71,998,102
Dividends receivable                                 --               --              --              --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                249,174           65,063          16,749              41           12,565
Receivable for share redemptions                     --           22,080          40,216         130,399           85,408
--------------------------------------------------------------------------------------------------------------------------
Total assets                                350,087,581       30,541,506      53,238,252      75,009,360       72,096,075
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee              251,614           21,366          39,306          55,933           53,295
    Contract terminations                       151,485              714             910          74,465           32,113
Payable for investments purchased                    --           65,063          16,749              41           12,565
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                               403,099           87,143          56,965         130,439           97,973
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                       349,184,691       30,241,332      53,038,869      74,733,575       71,935,641
Net assets applicable to contracts in
  payment period                                499,791          213,031         142,418         145,265           62,295
Net assets applicable to seed money                  --               --              --              81              166
--------------------------------------------------------------------------------------------------------------------------
Total net assets                           $349,684,482      $30,454,363     $53,181,287     $74,878,921      $71,998,102
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                        11,739,544        2,518,971      11,125,792       4,308,338        9,374,753
(2) Investments, at cost                   $324,103,620      $30,829,106     $51,504,295     $74,674,511      $67,936,681
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 148    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS




                                                   AB VPS        AB VPS       AB VPS        AB VPS        AC VP
                                              GLOBAL THEMATIC  GRO & INC,    INTL VAL,   LG CAP GRO,      INTL,
YEAR ENDED DEC. 31, 2011                         GRO, CL B        CL B         CL B          CL B         CL I
 INVESTMENT INCOME
Dividend income                                  $   53,582    $ 1,219,088 $ 11,421,585    $    3,826   $  301,966
Variable account expenses                           133,359        969,993    2,728,708        41,985      173,412
------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (79,777)       249,095    8,692,877       (38,159)     128,554
------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           6,869,625     22,036,181   79,163,008     1,186,763    6,534,801
    Cost of investments sold                      6,171,510     25,765,233   92,443,731     1,124,867    6,777,257
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       698,115     (3,729,052) (13,280,723)       61,896     (242,456)
Distributions from capital gains                         --             --           --            --           --
Net change in unrealized appreciation or
  depreciation of investments                    (4,147,422)     9,536,260  (58,263,957)     (260,329)  (2,250,598)
------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (3,449,307)     5,807,208  (71,544,680)     (198,433)  (2,493,054)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(3,529,084)   $ 6,056,303 $(62,851,803)   $ (236,592) $(2,364,500)
------------------------------------------------------------------------------------------------------------------


                                                   AC VP          AC VP        AC VP        AC VP         AC VP
                                                   INTL,      MID CAP VAL,    ULTRA,         VAL,         VAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL II          CL II        CL II         CL I         CL II
 INVESTMENT INCOME
Dividend income                                 $   648,882     $  497,224    $      --  $  1,091,382 $  3,728,652
Variable account expenses                           437,831        389,912      240,986       459,704    1,764,444
------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     211,051        107,312     (240,986)      631,678    1,964,208
------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          10,962,751     11,657,562    6,950,509    15,888,005   31,985,976
    Cost of investments sold                      9,669,579     10,878,190    6,626,743    18,121,124   37,526,606
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     1,293,172        779,372      323,766    (2,233,119)  (5,540,630)
Distributions from capital gains                         --      1,161,772           --            --           --
Net change in unrealized appreciation or
  depreciation of investments                    (7,907,851)    (2,918,483)      42,971     1,693,051    3,495,465
------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (6,614,679)      (977,339)     366,737      (540,068)  (2,045,165)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(6,403,628)   $  (870,027)  $  125,751   $    91,610 $    (80,957)
------------------------------------------------------------------------------------------------------------------


                                                  CALVERT        COL VP       COL VP        COL VP       COL VP
                                                   VP SRI         BAL,      CASH MGMT,    CASH MGMT,    DIV BOND,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                BAL           CL 3         CL 2          CL 3         CL 2
 INVESTMENT INCOME
Dividend income                                  $  316,120    $        --  $       654  $     38,501   $  323,362
Variable account expenses                           216,880      2,281,869       73,124     3,506,223       81,552
------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      99,240     (2,281,869)     (72,470)   (3,467,722)     241,810
------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           5,134,704     44,143,841   15,924,313   218,203,330    2,893,154
    Cost of investments sold                      5,210,369     43,286,022   15,924,313   218,128,576    2,895,987
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (75,665)       857,819           --        74,754       (2,833)
Distributions from capital gains                         --             --           --            --           --
Net change in unrealized appreciation or
  depreciation of investments                       914,829      4,921,407            1       (74,756)     153,974
------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      839,164      5,779,226            1            (2)     151,141
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $  938,404    $ 3,497,357  $   (72,469)$  (3,467,724)  $  392,951
------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    149

STATEMENTS OF OPERATIONS




                                                  COL VP           COL VP         COL VP          COL VP          COL VP
                                                 DIV BOND,      DIV EQ INC,     DIV EQ INC,      DYN EQ,          DYN EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL 3             CL 2           CL 3            CL 2            CL 3
 INVESTMENT INCOME
Dividend income                                $ 47,452,651        $      --    $        --          $   --      $       --
Variable account expenses                         9,695,872           30,344      8,232,608           1,301       4,048,062
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  37,756,779          (30,344)    (8,232,608)         (1,301)     (4,048,062)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         250,526,235          475,640    200,316,102          24,991      77,183,491
    Cost of investments sold                    236,850,747          472,113    186,516,070          23,647      86,315,356
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    13,675,488            3,527     13,800,032           1,344      (9,131,865)
Distributions from capital gains                         --               --             --              --              --
Net change in unrealized appreciation or
  depreciation of investments                     7,084,217         (217,263)   (56,233,013)          7,620      31,222,628
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   20,759,705         (213,736)   (42,432,981)          8,964      22,090,763
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $ 58,516,484        $(244,080)  $(50,665,589)        $ 7,663     $18,042,701
----------------------------------------------------------------------------------------------------------------------------


                                                  COL VP           COL VP         COL VP          COL VP       COL VP GLOBAL
                                                 EMER MKTS       EMER MKTS     GLOBAL BOND,    GLOBAL BOND,   INFLATION PROT
YEAR ENDED DEC. 31, 2011 (CONTINUED)             OPP, CL 2       OPP, CL 3         CL 2            CL 3          SEC, CL 2
 INVESTMENT INCOME
Dividend income                                 $    39,485    $   4,024,350       $104,563    $ 10,965,007        $204,869
Variable account expenses                            39,859        3,364,512         36,581       3,535,859          30,240
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (374)         659,838         67,982       7,429,148         174,629
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           1,142,603       83,020,550        624,944      84,893,297         736,761
    Cost of investments sold                      1,191,907       65,841,696        625,276      78,371,335         739,845
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (49,304)      17,178,854           (332)      6,521,962          (3,084)
Distributions from capital gains                     58,167        5,337,046         16,225       1,890,127          35,092
Net change in unrealized appreciation or
  depreciation of investments                      (984,642)    (105,474,270)       (14,901)       (998,771)         24,847
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (975,779)     (82,958,370)           992       7,413,318          56,855
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $ (976,153)   $ (82,298,532)      $ 68,974     $14,842,466        $231,484
----------------------------------------------------------------------------------------------------------------------------


                                               COL VP GLOBAL       COL VP         COL VP          COL VP          COL VP
                                              INFLATION PROT      HI INC,        HI YIELD        HI YIELD        INC OPP,
YEAR ENDED DEC. 31, 2011 (CONTINUED)             SEC, CL 3          CL 2        BOND, CL 2      BOND, CL 3         CL 2
 INVESTMENT INCOME
Dividend income                                $ 19,348,035      $ 6,880,539     $  439,700   $  39,094,376       $ 237,879
Variable account expenses                         2,395,328          870,697         52,019       4,374,707          29,983
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  16,952,707        6,009,842        387,681      34,719,669         207,896
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          60,414,161       18,579,790      1,112,066     100,598,274         861,250
    Cost of investments sold                     60,729,182       18,811,697      1,155,697      96,813,476         907,503
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (315,021)        (231,907)       (43,631)      3,784,798         (46,253)
Distributions from capital gains                  3,347,936               --             --              --          70,793
Net change in unrealized appreciation or
  depreciation of investments                     2,921,865         (749,338)      (216,164)    (16,698,462)       (113,979)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    5,954,780         (981,245)      (259,795)    (12,913,664)        (89,439)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $ 22,907,487      $ 5,028,597     $  127,886    $ 21,806,005       $ 118,457
----------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 150    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS




                                                 COL VP           COL VP          COL VP          COL VP          COL VP
                                                INC OPP,         INTL OPP,      INTL OPP,      LG CAP GRO,     LG CAP GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              CL 3             CL 2            CL 3            CL 2            CL 3
 INVESTMENT INCOME
Dividend income                               $ 19,296,828        $  12,233    $  1,783,190       $    --        $       --
Variable account expenses                        1,880,633            9,496       1,373,944         9,053         1,189,996
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 17,416,195            2,737         409,246        (9,053)       (1,189,996)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         43,400,499          340,387      31,024,186       137,775        30,005,281
    Cost of investments sold                    41,393,308          356,216      28,972,595       132,629        32,230,766
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    2,007,191          (15,829)      2,051,591         5,146        (2,225,485)
Distributions from capital gains                 5,791,385               --              --            --                --
Net change in unrealized appreciation or
  depreciation of investments                  (14,394,751)        (148,516)    (19,930,127)      (66,092)       (1,515,229)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (6,596,175)        (164,345)    (17,878,536)      (60,946)       (3,740,714)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ 10,820,020        $(161,608)   $(17,469,290)     $(69,999)     $ (4,930,710)
---------------------------------------------------------------------------------------------------------------------------


                                                 COL VP           COL VP          COL VP          COL VP          COL VP
                                            LIMITED DURATION   MARSICO GRO,    MARSICO INTL    MID CAP GRO     MID CAP GRO
YEAR ENDED DEC. 31, 2011 (CONTINUED)            CR, CL 2           CL 1         OPP, CL 2       OPP, CL 2       OPP, CL 3
 INVESTMENT INCOME
Dividend income                                 $   38,945      $   636,457     $   496,716      $     --       $        --
Variable account expenses                           31,152        1,929,384         568,783         4,731         1,208,041
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      7,793       (1,292,927)        (72,067)       (4,731)       (1,208,041)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          1,337,894       50,345,705      17,260,690       159,295        28,838,314
    Cost of investments sold                     1,344,728       46,776,937      20,393,444       185,988        23,440,397
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (6,834)       3,568,768      (3,132,754)      (26,693)        5,397,917
Distributions from capital gains                     8,563               --              --            --                --
Net change in unrealized appreciation or
  depreciation of investments                       (6,634)      (9,443,234)     (7,837,202)      (84,704)      (24,183,586)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (4,905)      (5,874,466)    (10,969,956)     (111,397)      (18,785,669)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $    2,888     $ (7,167,393)  $ (11,042,023)    $(116,128)     $(19,993,710)
---------------------------------------------------------------------------------------------------------------------------


                                                 COL VP           COL VP          COL VP          COL VP          COL VP
                                               MID CAP VAL      MID CAP VAL      S&P 500,     SELECT LG CAP     SELECT LG
YEAR ENDED DEC. 31, 2011 (CONTINUED)            OPP, CL 2        OPP, CL 3         CL 3         VAL, CL 2     CAP VAL, CL 3
 INVESTMENT INCOME
Dividend income                                    $    --       $       --     $        --      $     --         $      --
Variable account expenses                            7,106          940,379       1,226,644         5,635           247,383
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (7,106)        (940,379)     (1,226,644)       (5,635)         (247,383)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                             96,349       28,593,214      30,614,563       161,630         8,895,890
    Cost of investments sold                        99,392       30,278,227      26,851,245       168,447         8,831,974
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (3,043)      (1,685,013)      3,763,318        (6,817)           63,916
Distributions from capital gains                        --               --              --            --                --
Net change in unrealized appreciation or
  depreciation of investments                      (84,206)      (6,685,342)     (1,115,552)      (25,993)       (1,286,569)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (87,249)      (8,370,355)      2,647,766       (32,810)       (1,222,653)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $(94,355)     $(9,310,734)   $  1,421,122      $(38,445)      $(1,470,036)
---------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    151

STATEMENTS OF OPERATIONS




                                               COL VP          COL VP           COL VP            COL VP           COL VP
                                           SELECT SM CAP     SELECT SM     SHORT DURATION,   SHORT DURATION,   STRATEGIC INC,
PERIOD ENDED DEC. 31, 2011 (CONTINUED)       VAL, CL 2     CAP VAL, CL 3         CL 2              CL 3            CL 2(1)
 INVESTMENT INCOME
Dividend income                                 $     --       $      --        $  22,114       $ 2,516,087         $     --
Variable account expenses                          5,125         520,846           32,851         2,496,378           34,523
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (5,125)       (520,846)         (10,737)           19,709          (34,523)
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          221,365      13,676,713        2,873,426        99,604,592          575,156
    Cost of investments sold                     229,109      14,156,197        2,873,027        98,434,209          571,512
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (7,744)       (479,484)             399         1,170,383            3,644
Distributions from capital gains                      --              --               --                --               --
Net change in unrealized appreciation or
  depreciation of investments                    (56,603)     (4,730,321)           6,568           133,477          127,532
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (64,347)     (5,209,805)           6,967         1,303,860          131,176
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(69,472)    $(5,730,651)      $   (3,770)      $ 1,323,569         $ 96,653
-----------------------------------------------------------------------------------------------------------------------------


(1) For the period April 29, 2011 (commencement of operations) to Dec. 31, 2011.


                                                 CS           DREY VIF          EV VT            FID VIP           FID VIP
                                             COMMODITY        INTL EQ,      FLOATING-RATE      CONTRAFUND,       GRO & INC,
YEAR ENDED DEC. 31, 2011 (CONTINUED)           RETURN           SERV             INC            SERV CL 2          SERV CL
 INVESTMENT INCOME
Dividend income                             $  2,527,630       $ 137,625     $ 11,468,711      $  3,615,852       $  966,030
Variable account expenses                        924,893          74,866        2,490,882         4,378,484          542,455
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                1,602,737          62,759        8,977,829          (762,632)         423,575
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       17,280,403       1,983,214       51,191,037        81,690,612       19,929,237
    Cost of investments sold                  20,244,153       2,190,921       50,795,664        90,909,257       22,086,018
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (2,963,750)       (207,707)         395,373        (9,218,645)      (2,156,781)
Distributions from capital gains                      --              --               --                --               --
Net change in unrealized appreciation or
  depreciation of investments                (12,984,704)       (995,129)      (6,202,068)       (7,113,432)       2,333,200
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               (15,948,454)     (1,202,836)      (5,806,695)      (16,332,077)         176,419
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $(14,345,717)   $ (1,140,077)    $  3,171,134      $(17,094,709)      $  599,994
-----------------------------------------------------------------------------------------------------------------------------


                                              FID VIP         FID VIP          FID VIP           FID VIP           FID VIP
                                             GRO & INC,       MID CAP,         MID CAP,         OVERSEAS,         OVERSEAS,
YEAR ENDED DEC. 31, 2011 (CONTINUED)         SERV CL 2        SERV CL         SERV CL 2          SERV CL          SERV CL 2
 INVESTMENT INCOME
Dividend income                              $ 2,171,701     $   208,596      $   129,918       $   322,347     $  1,162,798
Variable account expenses                      1,266,281       1,364,353        5,631,130           249,770          958,187
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  905,420      (1,155,757)      (5,501,212)           72,577          204,611
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       29,304,558      50,931,452      121,618,322        10,746,060       22,116,899
    Cost of investments sold                  29,663,084      37,023,428      105,738,587        12,081,987       23,593,746
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (358,526)     13,908,024       15,879,735        (1,335,927)      (1,476,847)
Distributions from capital gains                      --         239,016        1,020,784            63,092          217,004
Net change in unrealized appreciation or
  depreciation of investments                    204,494     (30,659,723)     (86,095,957)       (3,662,601)     (18,401,444)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (154,032)    (16,512,683)     (69,195,438)       (4,935,436)     (19,661,287)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $   751,388    $(17,668,440)    $(74,696,650)      $(4,862,859)    $(19,456,676)
-----------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 152    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS




                                            FTVIPT FRANK   FTVIPT FRANK       FTVIPT           GS VIT           GS VIT
                                            GLOBAL REAL     SM CAP VAL,   MUTUAL SHARES     MID CAP VAL,    STRUCTD SM CAP
YEAR ENDED DEC. 31, 2011 (CONTINUED)         EST, CL 2         CL 2         SEC, CL 2           INST           EQ, INST
 INVESTMENT INCOME
Dividend income                             $ 12,653,876   $  1,223,723     $ 3,681,809     $  2,064,152       $   66,378
Variable account expenses                      1,415,519      1,530,933       1,458,875        2,523,260           81,241
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               11,238,357       (307,210)      2,222,934         (459,108)         (14,863)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       27,409,629     37,846,175      34,115,538       64,238,072        3,593,565
    Cost of investments sold                  43,486,757     33,107,139      36,296,156       65,123,963        3,422,487
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                (16,077,128)     4,739,036      (2,180,618)        (885,891)         171,078
Distributions from capital gains                      --             --              --               --               --
Net change in unrealized appreciation or
  depreciation of investments                 (5,103,085)   (13,122,936)     (2,996,001)     (18,837,323)        (103,854)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               (21,180,213)    (8,383,900)     (5,176,619)     (19,723,214)          67,224
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $ (9,941,856)  $ (8,691,110)   $ (2,953,685)    $(20,182,322)      $   52,361
--------------------------------------------------------------------------------------------------------------------------


                                               GS VIT         INVESCO        INVESCO          INVESCO           INVESCO
                                            STRUCTD U.S.   VI CAP APPR,    VI CAP APPR,     VI CAP DEV,       VI CAP DEV,
YEAR ENDED DEC. 31, 2011 (CONTINUED)          EQ, INST         SER I          SER II           SER I            SER II
 INVESTMENT INCOME
Dividend income                             $  2,505,185     $   26,695      $       --       $       --       $       --
Variable account expenses                      1,341,724        156,032         796,736          161,318          249,414
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                1,163,461       (129,337)       (796,736)        (161,318)        (249,414)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       35,827,548      5,716,548      19,120,140        5,524,498        7,155,849
    Cost of investments sold                  39,060,374      7,480,343      18,153,846        5,282,401        7,182,467
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (3,232,826)    (1,763,795)        966,294          242,097          (26,618)
Distributions from capital gains                      --             --              --               --               --
Net change in unrealized appreciation or
  depreciation of investments                  7,411,743        465,439      (7,959,153)      (2,312,308)      (1,810,314)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 4,178,917     (1,298,356)     (6,992,859)      (2,070,211)      (1,836,932)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $  5,342,378    $(1,427,693)    $(7,789,595)     $(2,231,529)     $(2,086,346)
--------------------------------------------------------------------------------------------------------------------------


                                              INVESCO         INVESCO        INVESCO          INVESCO           INVESCO
                                            VI CORE EQ,    VI DIV DIVD,    VI DIV DIVD,   VI GLOBAL HLTH,    VI INTL GRO,
PERIOD ENDED DEC. 31, 2011 (CONTINUED)         SER I         SER I(1)       SER II(1)          SER II           SER II
 INVESTMENT INCOME
Dividend income                             $  1,033,114     $       --       $      --        $      --      $ 1,329,580
Variable account expenses                      1,396,360         73,445          43,687          208,660          993,791
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (363,246)       (73,445)        (43,687)        (208,660)         335,789
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       21,391,730      2,496,473       1,220,970        5,535,143       23,082,366
    Cost of investments sold                  16,506,695      2,707,636       1,308,598        5,381,916       21,599,742
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  4,885,035       (211,163)        (87,628)         153,227        1,482,624
Distributions from capital gains                      --             --              --               --               --
Net change in unrealized appreciation or
  depreciation of investments                 (5,408,136)      (872,638)       (448,953)         697,429      (10,148,003)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (523,101)    (1,083,801)       (536,581)         850,656       (8,665,379)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $    (886,347)   $(1,157,246)     $ (580,268)      $  641,996     $ (8,329,590)
--------------------------------------------------------------------------------------------------------------------------



(1)    For the period April 29, 2011 (commencement of operations) to Dec. 31,
       2011.

See accompanying notes to financial statements.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    153

STATEMENTS OF OPERATIONS




                                             INVESCO          INVESCO         JANUS ASPEN      JANUS ASPEN      JANUS ASPEN
                                            VI TECH,          VANK VI         ENTERPRISE,         GLOBAL          JANUS,
YEAR ENDED DEC. 31, 2011 (CONTINUED)          SER I      COMSTOCK, SER II        SERV           TECH, SERV         SERV
 INVESTMENT INCOME
Dividend income                             $   56,404      $ 3,252,062        $       --        $       --      $  308,513
Variable account expenses                      270,698        2,092,162           136,164           183,494         644,943
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               (214,294)       1,159,900          (136,164)         (183,494)       (336,430)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      7,641,328       45,080,370         4,293,492         6,651,320      23,765,013
    Cost of investments sold                 5,818,497       47,798,934         4,075,402         6,180,171      21,856,227
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                1,822,831       (2,718,564)          218,090           471,149       1,908,786
Distributions from capital gains                    --               --                --                --              --
Net change in unrealized appreciation or
  depreciation of investments               (3,455,357)      (5,040,416)         (427,497)       (2,302,883)     (6,032,184)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              (1,632,526)      (7,758,980)         (209,407)       (1,831,734)     (4,123,398)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $(1,846,820)    $ (6,599,080)       $ (345,571)      $(2,015,228)    $(4,459,828)
---------------------------------------------------------------------------------------------------------------------------


                                           JANUS ASPEN       LM CB VAR            MFS              MFS              MFS
                                            OVERSEAS,       SM CAP GRO,     INV GRO STOCK,       NEW DIS,       UTILITIES,
YEAR ENDED DEC. 31, 2011 (CONTINUED)          SERV             CL I             SERV CL          SERV CL          SERV CL
 INVESTMENT INCOME
Dividend income                           $    517,455       $       --       $   196,219       $        --     $ 7,085,605
Variable account expenses                    1,131,243           79,629           669,085           555,885       2,101,889
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               (613,788)         (79,629)         (472,866)         (555,885)      4,983,716
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                     41,932,934        2,284,370        17,359,974         8,874,832      26,293,442
    Cost of investments sold                32,362,462        1,869,163        15,238,552         8,001,913      24,518,221
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                9,570,472          415,207         2,121,422           872,919       1,775,221
Distributions from capital gains             1,361,065          131,623                --         8,256,051              --
Net change in unrealized appreciation or
  depreciation of investments              (59,965,825)        (426,647)       (1,774,771)      (16,395,393)      6,180,189
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments             (49,034,288)         120,183           346,651        (7,266,423)      7,955,410
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations               $(49,648,076)      $   40,554      $   (126,215)     $ (7,822,308)    $12,939,126
---------------------------------------------------------------------------------------------------------------------------


                                             MS UIF           MS UIF            NB AMT            NB AMT           OPPEN
                                           GLOBAL REAL     MID CAP GRO,          INTL,       SOC RESPONSIVE,    GLOBAL SEC
YEAR ENDED DEC. 31, 2011 (CONTINUED)       EST, CL II          CL II             CL S              CL S          VA, SERV
 INVESTMENT INCOME
Dividend income                           $  2,287,003      $   152,060       $ 1,342,848         $   9,652     $ 1,101,748
Variable account expenses                      627,777          568,452           196,750            36,414         938,446
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net              1,659,226         (416,392)        1,146,098           (26,762)        163,302
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                     14,150,574       11,307,144         5,749,976           853,827      17,725,771
    Cost of investments sold                15,064,515       10,127,162         6,124,682           819,613      17,878,953
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (913,941)       1,179,982          (374,706)           34,214        (153,182)
Distributions from capital gains                    --           25,621                --                --              --
Net change in unrealized appreciation or
  depreciation of investments               (8,308,301)      (6,049,699)       (3,725,955)         (193,679)     (9,678,483)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              (9,222,242)      (4,844,096)       (4,100,661)         (159,465)     (9,831,665)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations               $ (7,563,016)    $ (5,260,488)      $(2,954,563)        $(186,227)   $ (9,668,363)
---------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 154    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS




                                             OPPEN GLOBAL   OPPEN MAIN ST      OPPEN           PIMCO             PUT VT
                                            STRATEGIC INC     SM MID CAP        VAL       VIT ALL ASSET,   GLOBAL HLTH CARE,
YEAR ENDED DEC. 31, 2011 (CONTINUED)           VA, SRV         VA, SERV       VA, SERV      ADVISOR CL           CL IB
 INVESTMENT INCOME
Dividend income                             $  26,882,099      $  288,012     $  40,769    $ 18,734,244         $  712,563
Variable account expenses                       8,382,802         633,916        47,599       2,272,592            174,265
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                18,499,297        (345,904)       (6,830)     16,461,652            538,298
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       173,717,908      16,737,789       899,353      35,261,101          4,438,918
    Cost of investments sold                  163,539,689      15,675,845       914,395      35,288,898          4,183,853
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  10,178,219       1,061,944       (15,042)        (27,797)           255,065
Distributions from capital gains               11,696,484              --            --              --                 --
Net change in unrealized appreciation or
  depreciation of investments                 (40,369,088)     (2,786,302)     (237,972)    (13,922,833)        (1,133,361)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (18,494,385)     (1,724,358)     (253,014)    (13,950,630)          (878,296)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $       4,912    $ (2,070,262)    $(259,844)   $  2,511,022         $ (339,998)
----------------------------------------------------------------------------------------------------------------------------


                                                PUT VT          PUT VT         PUT VT          ROYCE
                                               INTL EQ,       MULTI-CAP      MULTI-CAP      MICRO-CAP,         THIRD AVE
YEAR ENDED DEC. 31, 2011 (CONTINUED)            CL IB         GRO, CL IA     GRO, CL IB      INVEST CL            VAL
 INVESTMENT INCOME
Dividend income                                $  943,061     $   260,512    $   79,628    $  1,078,280        $   708,138
Variable account expenses                         240,895         808,581       253,279         440,977            361,721
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   702,166        (548,069)     (173,651)        637,303            346,417
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         5,800,003      11,883,053     6,531,444      16,494,481         14,735,338
    Cost of investments sold                    6,958,993      12,995,771     5,756,037      12,331,406         17,691,109
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (1,158,990)     (1,112,718)      775,407       4,163,075         (2,955,771)
Distributions from capital gains                       --              --            --              --                 --
Net change in unrealized appreciation or
  depreciation of investments                  (4,503,316)     (1,915,242)   (2,204,844)    (11,145,299)        (6,801,055)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (5,662,306)     (3,027,960)   (1,429,437)     (6,982,224)        (9,756,826)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $ (4,960,140)   $ (3,576,029)  $(1,603,088)   $ (6,344,921)      $ (9,410,409)
----------------------------------------------------------------------------------------------------------------------------


                                                  VP              VP           VP AC           VP AC             VP COL
                                                AGGR,           AGGR,        DIV BOND,         GRO,           WANGER INTL
YEAR ENDED DEC. 31, 2011 (CONTINUED)             CL 2            CL 4           CL 2           CL 2             EQ, CL 2
 INVESTMENT INCOME
Dividend income                               $        --     $        --     $  12,963        $     --           $ 59,263
Variable account expenses                       4,488,953      16,139,816        14,483           3,816             29,276
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (4,488,953)    (16,139,816)       (1,520)         (3,816)            29,987
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        34,204,827     267,775,635       375,499         144,447            735,174
    Cost of investments sold                   34,275,927     230,983,010       374,604         144,868            775,878
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (71,100)     36,792,625           895            (421)           (40,704)
Distributions from capital gains                       --              --         5,872              --             39,828
Net change in unrealized appreciation or
  depreciation of investments                 (27,216,458)    (85,403,261)       76,905         (10,516)          (576,501)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (27,287,558)    (48,610,636)       83,672         (10,937)          (577,377)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $ (31,776,511)  $ (64,750,452)    $  82,152        $(14,753)         $(547,390)
----------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    155

STATEMENTS OF OPERATIONS




                                                  VP COL           VP             VP          VP DAVIS       VP DAVIS
                                                 WANGER US      CONSERV,       CONSERV,      NY VENTURE,    NY VENTURE,
YEAR ENDED DEC. 31, 2011 (CONTINUED)             EQ, CL 2         CL 2           CL 4           CL 2           CL 3
 INVESTMENT INCOME
Dividend income                                   $     --      $      --     $        --       $     --    $        --
Variable account expenses                           18,358      3,761,505      13,513,950          9,354        487,057
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (18,358)    (3,761,505)    (13,513,950)        (9,354)      (487,057)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            311,725     63,485,575     332,064,654        201,404     17,323,861
    Cost of investments sold                       312,163     61,982,585     309,676,297        202,814     15,093,910
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         (438)     1,502,990      22,388,357         (1,410)     2,229,951
Distributions from capital gains                        --             --              --             --             --
Net change in unrealized appreciation or
  depreciation of investments                     (175,452)     8,542,996      22,529,730        (41,359)    (4,084,293)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (175,890)    10,045,986      44,918,087        (42,769)    (1,854,342)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $(194,248)   $ 6,284,481    $ 31,404,137      $ (52,123)  $ (2,341,399)
-----------------------------------------------------------------------------------------------------------------------


                                                  VP DFA         VP EV           VP GS          VP GS       VP INVESCO
                                                 INTL VAL,   FLOATING RATE   MID CAP VAL,   MID CAP VAL,     INTL GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL 2        INC, CL 2         CL 2           CL 3           CL 2
 INVESTMENT INCOME
Dividend income                                 $   20,568     $  114,247       $      --     $       --      $  17,333
Variable account expenses                           11,490         64,152          16,437        126,315         11,930
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      9,078         50,095         (16,437)      (126,315)         5,403
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            330,194      2,412,803         994,943      3,356,506        200,418
    Cost of investments sold                       340,956      2,441,487       1,049,634      3,166,782        201,234
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (10,762)       (28,684)        (54,691)       189,724           (816)
Distributions from capital gains                    29,919         12,120              --             --         11,769
Net change in unrealized appreciation or
  depreciation of investments                     (325,480)       (36,145)       (138,431)    (1,130,547)      (133,168)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (306,323)       (52,709)       (193,122)      (940,823)      (122,215)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ (297,245)   $    (2,614)     $ (209,559)  $ (1,067,138)     $(116,812)
-----------------------------------------------------------------------------------------------------------------------


                                                  VP JPM      VP JENNISON         VP           VP MFS           VP
                                                CORE BOND,      MID CAP         MARSICO         VAL,           MOD,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL 2        GRO, CL 2       GRO, CL 2        CL 2           CL 2
 INVESTMENT INCOME
Dividend income                                   $ 16,350        $    --        $     --       $     --     $       --
Variable account expenses                           17,914          6,474          14,182          9,857     30,692,100
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (1,564)        (6,474)        (14,182)        (9,857)   (30,692,100)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            528,421         90,709         234,931        199,146     95,506,581
    Cost of investments sold                       525,296         82,157         249,411        212,013     92,785,305
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        3,125          8,552         (14,480)       (12,867)     2,721,276
Distributions from capital gains                    10,421             --              --             --             --
Net change in unrealized appreciation or
  depreciation of investments                       74,598         (3,660)        (67,322)       (16,608)   (28,156,897)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      88,144          4,892         (81,802)       (29,475)   (25,435,621)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $ 86,580       $ (1,582)      $ (95,984)     $ (39,332)  $(56,127,721)
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 156    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS




                                                VP              VP MOD            VP MOD            VP MOD          VP MOD
                                               MOD,             AGGR,              AGGR,           CONSERV,        CONSERV,
YEAR ENDED DEC. 31, 2011 (CONTINUED)           CL 4              CL 2              CL 4              CL 2            CL 4
 INVESTMENT INCOME
Dividend income                            $          --      $        --       $         --       $       --     $        --
Variable account expenses                    105,753,467       18,853,259         64,412,082        8,868,256      31,026,461
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net             (105,753,467)     (18,853,259)       (64,412,082)      (8,868,256)    (31,026,461)
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                    1,184,111,221       90,284,718        956,263,457       60,354,652     426,816,818
    Cost of investments sold               1,050,626,656       89,057,660        845,896,143       58,294,163     386,195,092
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                133,484,565        1,227,058        110,367,314        2,060,489      40,621,726
Distributions from capital gains                      --               --                 --               --              --
Net change in unrealized appreciation or
  depreciation of investments                (85,113,845)     (65,055,187)      (205,202,717)       9,434,660      27,264,700
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                48,370,720      (63,828,129)       (94,835,403)      11,495,149      67,886,426
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations               $  (57,382,747)   $ (82,681,388)     $(159,247,485)     $ 2,626,893    $ 36,859,965
-----------------------------------------------------------------------------------------------------------------------------


                                               VP MS            VP NFJ           VP NUVEEN         VP PTNRS        VP PTNRS
                                            GLOBAL REAL       DIVD VAL,           WINSLOW           SM CAP          SM CAP
YEAR ENDED DEC. 31, 2011 (CONTINUED)         EST, CL 2           CL 2        LG CAP GRO, CL 2      GRO, CL 2       VAL, CL 2
 INVESTMENT INCOME
Dividend income                                $  90,203         $     --            $    --         $     --        $     --
Variable account expenses                         22,934            7,561              2,520            3,899           8,085
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   67,269           (7,561)            (2,520)          (3,899)         (8,085)
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          465,589          122,577             83,349          156,947         673,739
    Cost of investments sold                     500,603          122,593             83,503          150,186         714,764
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (35,014)             (16)              (154)           6,761         (41,025)
Distributions from capital gains                  28,984               --                 --               --              --
Net change in unrealized appreciation or
  depreciation of investments                   (373,076)          28,508             (8,189)         (14,003)        (50,258)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (379,106)          28,492             (8,343)          (7,242)        (91,283)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $(311,837)        $ 20,931           $(10,863)       $ (11,141)      $ (99,368)
-----------------------------------------------------------------------------------------------------------------------------


                                             VP PTNRS          VP PIMCO         VP PYRAMIS           VP WF
                                            SM CAP VAL,    MORTGAGE BACKED       INTL EQ,       SHORT DURATION      WANGER
YEAR ENDED DEC. 31, 2011 (CONTINUED)           CL 3           SEC, CL 2            CL 2           GOVT, CL 2         INTL
 INVESTMENT INCOME
Dividend income                               $       --         $  5,576           $  7,422        $   4,152    $ 19,399,497
Variable account expenses                      1,494,022            9,465              3,833            6,500       3,564,982
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               (1,494,022)          (3,889)             3,589           (2,348)     15,834,515
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       42,566,717          112,760             59,663          255,682      84,416,863
    Cost of investments sold                  36,464,175          111,872             64,639          254,770      96,806,074
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  6,102,542              888             (4,976)             912     (12,389,211)
Distributions from capital gains                      --           17,606              8,134            1,617       9,992,764
Net change in unrealized appreciation or
  depreciation of investments                (13,816,553)          19,548            (72,980)           4,989     (75,765,979)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (7,714,011)          38,042            (69,822)           7,518     (78,162,426)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $ (9,208,033)        $ 34,153           $(66,233)       $   5,170    $(62,327,911)
-----------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    157

STATEMENTS OF OPERATIONS




                                                                    WF ADV           WF ADV       WF ADV VT      WF ADV VT
                                                  WANGER           VT INDEX        VT INTL EQ,       OPP,       SM CAP GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                USA       ASSET ALLOC, CL 2       CL 2           CL 2          CL 2
 INVESTMENT INCOME
Dividend income                                  $       --       $  979,207      $     68,749    $   69,120     $       --
Variable account expenses                         3,579,648          283,912           587,269       534,753        775,985
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (3,579,648)         695,295          (518,520)     (465,633)      (775,985)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          86,090,720        8,617,333        16,054,841    16,419,728     28,597,140
    Cost of investments sold                     78,668,280        8,840,167        13,657,921    16,235,574     26,494,217
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     7,422,440         (222,834)        2,396,920       184,154      2,102,923
Distributions from capital gains                 37,345,076               --         2,903,463            --             --
Net change in unrealized appreciation or
  depreciation of investments                   (55,601,899)       1,306,560       (13,726,538)     (978,445)    (6,401,488)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (10,834,383)       1,083,726        (8,426,155)     (794,291)    (4,298,565)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $(14,414,031)      $1,779,021      $ (8,944,675)  $(1,259,924)  $ (5,074,550)
---------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 158    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                    AB VPS          AB VPS         AB VPS         AB VPS        AC VP
                                               GLOBAL THEMATIC    GRO & INC,      INTL VAL,    LG CAP GRO,      INTL,
YEAR ENDED DEC. 31, 2011                          GRO, CL B          CL B           CL B           CL B          CL I
 OPERATIONS
Investment income (loss) -- net                  $   (79,777)    $    249,095   $  8,692,877    $  (38,159)  $   128,554
Net realized gain (loss) on sales of
  investments                                        698,115       (3,729,052)   (13,280,723)       61,896      (242,456)
Distributions from capital gains                          --               --             --            --            --
Net change in unrealized appreciation or
  depreciation of investments                     (4,147,422)       9,536,260    (58,263,957)     (260,329)   (2,250,598)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (3,529,084)       6,056,303    (62,851,803)     (236,592)   (2,364,500)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           349,234        1,684,682      5,214,226       910,130       212,641
Net transfers(1)                                  (3,137,471)      (7,268,602)   (46,052,745)      420,713    (2,153,202)
Transfers for policy loans                              (328)          19,906         85,152         1,143         8,957
Adjustments to net assets allocated to
  contracts in payment period                         (1,589)         (36,592)       (35,026)           --        (3,172)
Contract charges                                     (13,923)         (89,672)      (382,522)       (2,288)       (8,761)
Contract terminations:
    Surrender benefits                            (1,173,748)      (9,200,421)   (27,099,478)     (215,004)   (3,955,017)
    Death benefits                                   (30,133)        (723,272)    (2,358,900)       (3,380)     (141,584)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (4,007,958)     (15,613,971)   (70,629,293)    1,111,314    (6,040,138)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   17,719,944      116,597,101    369,702,423     3,679,197    23,954,472
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $10,182,902     $107,039,433   $236,221,327    $4,553,919   $15,549,834
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            14,008,038      110,774,810    253,175,514     3,392,682    19,455,369
Contract purchase payments                           301,872        1,546,562      4,386,226       777,714       175,701
Net transfers(1)                                  (2,655,307)      (6,374,889)   (33,107,626)      373,433    (1,791,104)
Transfers for policy loans                               120           17,160         68,703         1,030         7,629
Contract charges                                     (12,040)         (82,353)      (272,827)       (2,127)       (7,269)
Contract terminations:
    Surrender benefits                            (1,018,642)      (8,345,693)   (19,108,502)     (197,236)   (3,254,750)
    Death benefits                                   (25,997)        (652,326)    (1,726,403)       (3,034)     (116,690)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  10,598,044       96,883,271    203,415,085     4,342,462    14,468,886
------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.





See accompanying notes to financial statements.



                                         RIVERSOURCE VARIABLE ACCOUNT 10    159

STATEMENTS OF CHANGES IN NET ASSETS



                                                     AC VP          AC VP         AC VP          AC VP          AC VP
                                                     INTL,      MID CAP VAL,      ULTRA,         VAL,           VAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                 CL II          CL II         CL II          CL I           CL II
 OPERATIONS
Investment income (loss) -- net                   $   211,051    $   107,312   $  (240,986)  $    631,678   $  1,964,208
Net realized gain (loss) on sales of investments    1,293,172        779,372       323,766     (2,233,119)    (5,540,630)
Distributions from capital gains                           --      1,161,772            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                      (7,907,851)    (2,918,483)       42,971      1,693,051      3,495,465
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (6,403,628)      (870,027)      125,751         91,610        (80,957)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            641,050        780,134       488,179        569,075      5,231,617
Net transfers(1)                                   (4,845,299)    (1,424,795)     (694,061)    (2,955,141)    (5,867,300)
Transfers for policy loans                              7,484          7,446           188         20,200         38,316
Adjustments to net assets allocated to contracts
  in payment period                                   (13,950)        (8,123)        1,099        (25,964)       (40,022)
Contract charges                                      (37,826)       (49,599)      (25,589)       (21,142)      (153,476)
Contract terminations:
    Surrender benefits                             (4,305,564)    (3,467,940)   (2,473,243)   (11,336,352)   (15,135,907)
    Death benefits                                   (543,617)      (248,744)      (91,397)      (542,246)    (1,557,836)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (9,097,722)    (4,411,621)   (2,794,824)   (14,291,570)   (17,484,608)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    56,423,166     44,144,667    28,286,577     61,755,883    206,513,915
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $40,921,816    $38,863,019   $25,617,504   $ 47,555,923   $188,948,350
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             40,729,249     39,382,920    26,549,812     36,229,066    152,379,341
Contract purchase payments                            465,803        658,593       443,621        334,426      4,169,305
Net transfers(1)                                   (3,664,473)    (1,500,825)     (560,049)    (1,740,253)    (3,559,520)
Transfers for policy loans                              5,215          7,404            78         12,485         28,586
Contract charges                                      (28,023)       (43,959)      (23,421)       (12,485)      (113,574)
Contract terminations:
    Surrender benefits                             (3,175,418)    (3,215,098)   (2,276,662)    (6,687,749)   (11,039,982)
    Death benefits                                   (417,302)      (225,890)      (83,597)      (325,514)    (1,141,620)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   33,915,051     35,063,145    24,049,782     27,809,976    140,722,536
------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.





See accompanying notes to financial statements.



 160    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                    CALVERT        COL VP         COL VP         COL VP         COL VP
                                                       VP           BAL,        CASH MGMT,     CASH MGMT,     DIV BOND,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                SRI BAL         CL 3           CL 2           CL 3           CL 2
 OPERATIONS
Investment income (loss) -- net                   $    99,240   $ (2,281,869)  $   (72,470)  $  (3,467,722)  $   241,810
Net realized gain (loss) on sales of investments      (75,665)       857,819            --          74,754        (2,833)
Distributions from capital gains                           --             --            --              --            --
Net change in unrealized appreciation or
  depreciation of investments                         914,829      4,921,407             1         (74,756)      153,974
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     938,404      3,497,357       (72,469)     (3,467,724)      392,951
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            549,750      4,351,615    16,030,677      23,063,387     8,839,654
Net transfers(1)                                   (1,768,531)   (10,855,107)   (9,758,520)     64,679,456     1,126,019
Transfers for policy loans                            (26,956)        84,551            --         468,742            --
Adjustments to net assets allocated to contracts
  in payment period                                    (8,592)      (451,659)           --      (1,172,715)           --
Contract charges                                      (23,513)      (189,643)         (670)       (311,347)         (978)
Contract terminations:
    Surrender benefits                             (2,405,913)   (23,250,050)   (1,008,209)   (106,848,408)     (380,631)
    Death benefits                                   (190,551)    (3,833,234)     (195,095)     (5,899,680)     (159,493)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (3,874,306)   (34,143,527)    5,068,183     (26,020,565)    9,424,571
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    26,851,189    241,933,994     3,800,189     417,462,525     3,251,248
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $23,915,287   $211,287,824   $ 8,795,903   $ 387,974,236   $13,068,770
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             24,838,317    182,003,855     3,801,399     361,513,048     3,197,945
Contract purchase payments                            488,101      3,352,654    16,206,485      20,939,641     8,456,995
Net transfers(1)                                   (1,626,442)    (9,129,092)   (9,863,326)     50,289,552       952,513
Transfers for policy loans                            (24,256)        44,108            --         405,751            --
Contract charges                                      (21,085)      (139,908)         (681)       (270,211)         (930)
Contract terminations:
    Surrender benefits                             (2,169,513)   (16,443,126)   (1,012,891)    (92,144,290)     (244,825)
    Death benefits                                   (176,353)    (2,789,743)     (197,475)     (5,170,792)     (151,960)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   21,308,769    156,898,748     8,933,511     335,562,699    12,209,738
------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.





See accompanying notes to financial statements.



                                         RIVERSOURCE VARIABLE ACCOUNT 10    161

STATEMENTS OF CHANGES IN NET ASSETS



                                                      COL VP          COL VP         COL VP        COL VP       COL VP
                                                     DIV BOND,     DIV EQ INC,     DIV EQ INC,     DYN EQ,      DYN EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                   CL 3            CL 2           CL 3          CL 2         CL 3
 OPERATIONS
Investment income (loss) -- net                   $   37,756,779    $  (30,344)  $   (8,232,608)  $ (1,301)  $ (4,048,062)
Net realized gain (loss) on sales of investments      13,675,488         3,527       13,800,032      1,344     (9,131,865)
Distributions from capital gains                              --            --               --         --             --
Net change in unrealized appreciation or
  depreciation of investments                          7,084,217      (217,263)     (56,233,013)     7,620     31,222,628
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     58,516,484      (244,080)     (50,665,589)     7,663     18,042,701
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            11,104,060     2,609,497       13,083,990    164,878      6,445,647
Net transfers(1)                                     (79,636,224)      437,857      (97,952,644)    52,798    (25,404,171)
Transfers for policy loans                               258,150            --          299,570         --        614,881
Adjustments to net assets allocated to contracts
  in payment period                                     (900,085)           --         (807,254)        --       (607,713)
Contract charges                                      (1,190,305)         (447)        (815,267)        (7)      (871,932)
Contract terminations:
    Surrender benefits                              (118,212,074)      (52,833)     (87,606,474)    (4,035)   (45,721,134)
    Death benefits                                   (13,901,893)       (2,767)      (8,921,072)        --     (4,581,224)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (202,478,371)    2,991,307     (182,719,151)   213,634    (70,125,646)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    1,161,760,633     1,170,517    1,003,947,782     26,823    436,201,699
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $1,017,798,746    $3,917,744   $  770,563,042   $248,120   $384,118,754
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               773,782,511       969,450      652,140,493     22,072    471,052,959
Contract purchase payments                             7,685,651     2,148,466        9,169,060    134,083      6,583,867
Net transfers(1)                                     (53,506,063)      391,242      (65,120,514)    44,777    (28,490,179)
Transfers for policy loans                               154,596            --          182,243         --        593,997
Contract charges                                        (790,509)         (412)        (568,769)        (6)      (951,944)
Contract terminations:
    Surrender benefits                               (75,474,599)      (49,592)     (56,221,619)    (3,214)   (45,809,230)
    Death benefits                                    (9,086,580)       (2,159)      (5,916,389)        --     (4,821,160)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     642,765,007     3,456,995      533,664,505    197,712    398,158,310
-------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



 162    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                               COL VP           COL VP          COL VP         COL VP       COL VP GLOBAL
                                           EMER MKTS OPP,   EMER MKTS OPP,   GLOBAL BOND,   GLOBAL BOND,   INFLATION PROT
YEAR ENDED DEC. 31, 2011 (CONTINUED)            CL 2             CL 3            CL 2           CL 3          SEC, CL 2
 OPERATIONS
Investment income (loss) -- net              $     (374)     $     659,838    $   67,982    $  7,429,148     $  174,629
Net realized gain (loss) on sales of
  investments                                   (49,304)        17,178,854          (332)      6,521,962         (3,084)
Distributions from capital gains                 58,167          5,337,046        16,225       1,890,127         35,092
Net change in unrealized appreciation or
  depreciation of investments                  (984,642)      (105,474,270)      (14,901)       (998,771)        24,847
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (976,153)       (82,298,532)       68,974      14,842,466        231,484
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                    3,128,890          5,651,513     3,363,559       4,134,257      3,052,999
Net transfers(1)                                467,459        (34,105,456)      109,516     (24,577,754)       530,670
Transfers for policy loans                           --             45,943            --          18,875             --
Adjustments to net assets allocated to
  contracts in payment period                        --            (91,050)           --        (148,609)            --
Contract charges                                   (591)          (382,490)         (283)       (408,015)          (268)
Contract terminations:
    Surrender benefits                          (81,066)       (36,168,231)      (76,701)    (41,765,064)      (221,781)
    Death benefits                              (73,078)        (2,432,016)       (1,790)     (4,853,245)       (23,876)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                3,441,614        (67,481,787)    3,394,301     (67,599,555)     3,337,744
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               1,995,482        421,999,538     1,692,711     410,469,257      1,190,862
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $4,460,943      $ 272,219,219    $5,155,986    $357,712,168     $4,760,090
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        1,638,547        179,451,951     1,628,368     247,731,021      1,171,379
Contract purchase payments                    2,763,251          2,816,379     3,144,757       2,653,614      2,882,315
Net transfers(1)                                432,847        (15,950,634)       95,792     (14,585,197)       494,784
Transfers for policy loans                           --             28,166            --          10,013             --
Contract charges                                   (613)          (175,896)         (264)       (245,464)          (246)
Contract terminations:
    Surrender benefits                          (76,527)       (16,746,058)      (71,249)    (23,855,555)      (217,557)
    Death benefits                              (64,142)        (1,170,127)       (1,707)     (2,906,986)       (21,979)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              4,693,363        148,253,781     4,795,697     208,801,446      4,308,696
-------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                                         RIVERSOURCE VARIABLE ACCOUNT 10    163

STATEMENTS OF CHANGES IN NET ASSETS



                                                   COL VP GLOBAL      COL VP       COL VP        COL VP        COL VP
                                                  INFLATION PROT     HI INC,      HI YIELD      HI YIELD      INC OPP,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                 SEC, CL 3         CL 2      BOND, CL 2    BOND, CL 3       CL 2
 OPERATIONS
Investment income (loss) -- net                    $ 16,952,707    $ 6,009,842   $  387,681   $ 34,719,669   $  207,896
Net realized gain (loss) on sales of investments       (315,021)      (231,907)     (43,631)     3,784,798      (46,253)
Distributions from capital gains                      3,347,936             --           --             --       70,793
Net change in unrealized appreciation or
  depreciation of investments                         2,921,865       (749,338)    (216,164)   (16,698,462)    (113,979)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    22,907,487      5,028,597      127,886     21,806,005      118,457
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            2,705,160      3,077,763    4,315,707      5,384,619    3,040,994
Net transfers(1)                                     (7,953,950)    (4,393,986)     268,194    (28,056,746)     508,461
Transfers for policy loans                                2,212        (26,841)          --         12,272           --
Adjustments to net assets allocated to contracts
  in payment period                                     (94,178)       (78,342)          --       (407,197)          --
Contract charges                                       (536,757)      (117,867)        (317)      (288,148)        (304)
Contract terminations:
    Surrender benefits                              (24,927,707)    (6,373,996)     (71,606)   (54,514,417)     (80,147)
    Death benefits                                   (3,061,850)      (833,871)     (55,441)    (5,808,635)      (1,786)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (33,867,070)    (8,747,140)   4,456,537    (83,678,252)   3,467,218
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     279,401,044     95,075,633    2,089,341    501,481,611      803,349
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $268,441,461    $91,357,090   $6,673,764   $439,609,364   $4,389,024
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              230,071,826     74,395,721    1,935,295    288,798,686      750,347
Contract purchase payments                            2,154,754      2,396,525    3,875,540      3,132,405    2,767,658
Net transfers(1)                                     (6,880,723)    (3,393,332)     230,801    (16,184,608)     463,823
Transfers for policy loans                                1,501        (20,021)          --          6,514           --
Contract charges                                       (423,897)       (89,668)        (289)      (163,223)        (278)
Contract terminations:
    Surrender benefits                              (19,725,088)    (4,854,995)     (64,148)   (30,056,406)     (72,830)
    Death benefits                                   (2,453,502)      (636,144)     (49,719)    (3,274,558)      (1,621)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    202,744,871     67,798,086    5,927,480    242,258,810    3,907,099
-----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



 164    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                     COL VP        COL VP        COL VP         COL VP        COL VP
                                                    INC OPP,      INTL OPP,     INTL OPP,    LG CAP GRO,    LG CAP GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                  CL 3          CL 2          CL 3           CL 2          CL 3
 OPERATIONS
Investment income (loss) -- net                   $ 17,416,195   $    2,737   $    409,246    $   (9,053)  $ (1,189,996)
Net realized gain (loss) on sales of investments     2,007,191      (15,829)     2,051,591         5,146     (2,225,485)
Distributions from capital gains                     5,791,385           --             --            --             --
Net change in unrealized appreciation or
  depreciation of investments                      (14,394,751)    (148,516)   (19,930,127)      (66,092)    (1,515,229)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   10,820,020     (161,608)   (17,469,290)      (69,999)    (4,930,710)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           2,212,144      715,908      2,041,240     1,041,703      2,410,949
Net transfers(1)                                    (5,637,089)     145,929    (10,211,612)       58,105    (12,087,578)
Transfers for policy loans                             (11,092)          --         92,286            --         46,985
Adjustments to net assets allocated to contracts
  in payment period                                    (32,765)          --        (40,158)           --        (59,145)
Contract charges                                      (299,404)         (86)      (107,604)          (60)      (151,694)
Contract terminations:
    Surrender benefits                             (19,173,946)      (9,446)   (15,883,928)      (25,776)   (13,694,349)
    Death benefits                                  (2,676,203)     (49,294)    (1,505,197)           --     (1,121,618)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (25,618,355)     803,011    (25,614,973)    1,073,972    (24,656,450)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    215,637,087      487,443    149,104,975       314,303    150,066,265
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $200,838,752   $1,128,846   $106,020,712    $1,318,276   $120,479,105
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             148,511,955      408,112    124,227,630       260,063    218,834,713
Contract purchase payments                           1,514,493      620,969      1,741,446       848,319      3,306,348
Net transfers(1)                                    (3,883,278)     115,359     (9,561,484)       53,986    (17,685,759)
Transfers for policy loans                              (7,368)          --         68,137            --         71,520
Contract charges                                      (201,887)         (82)       (92,562)          (52)      (218,460)
Contract terminations:
    Surrender benefits                             (12,757,617)     (12,272)   (13,224,454)      (20,543)   (19,524,845)
    Death benefits                                  (1,801,711)     (39,334)    (1,317,031)           --     (1,549,520)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   131,374,587    1,092,752    101,841,682     1,141,773    183,233,997
-----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                                         RIVERSOURCE VARIABLE ACCOUNT 10    165

STATEMENTS OF CHANGES IN NET ASSETS



                                                  COL VP           COL VP         COL VP         COL VP        COL VP
                                             LIMITED DURATION   MARSICO GRO,   MARSICO INTL   MID CAP GRO    MID CAP GRO
YEAR ENDED DEC. 31, 2011 (CONTINUED)             CR, CL 2           CL 1         OPP, CL 2     OPP, CL 2      OPP, CL 3
 OPERATIONS
Investment income (loss) -- net                 $    7,793      $ (1,292,927)  $    (72,067)   $  (4,731)   $ (1,208,041)
Net realized gain (loss) on sales of
  investments                                       (6,834)        3,568,768     (3,132,754)     (26,693)      5,397,917
Distributions from capital gains                     8,563                --             --           --              --
Net change in unrealized appreciation or
  depreciation of investments                       (6,634)       (9,443,234)    (7,837,202)     (84,704)    (24,183,586)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          2,888        (7,167,393)   (11,042,023)    (116,128)    (19,993,710)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       2,382,811         3,542,166      1,827,761      526,248       2,194,491
Net transfers(1)                                   557,683       (22,898,266)    (9,417,816)      95,210      (9,465,355)
Transfers for policy loans                              --            30,846         19,042           --         128,416
Adjustments to net assets allocated to
  contracts in payment period                           --           (43,213)       (64,266)          --         (91,035)
Contract charges                                      (210)         (269,518)       (45,853)        (140)       (116,334)
Contract terminations:
    Surrender benefits                            (125,701)      (19,312,298)    (5,497,868)      (3,115)    (13,435,097)
    Death benefits                                      --        (1,834,224)      (412,057)     (80,718)     (1,228,604)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   2,814,583       (40,784,507)   (13,591,057)     537,485     (22,013,518)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  1,226,600       233,638,317     73,764,036      126,898     140,164,914
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $4,044,071      $185,686,417   $ 49,130,956    $ 548,255    $ 98,157,686
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           1,212,904       211,659,373     70,989,115       99,867     100,047,912
Contract purchase payments                       2,328,389         3,154,816      1,852,806      423,152       1,663,481
Net transfers(1)                                   548,988       (21,220,656)    (9,928,083)      77,992      (6,786,868)
Transfers for policy loans                              --            28,372         20,752           --         101,763
Contract charges                                      (207)         (241,987)       (46,878)        (130)        (88,427)
Contract terminations:
    Surrender benefits                            (123,315)      (17,649,427)    (5,674,348)      (2,783)    (10,358,224)
    Death benefits                                      --        (1,663,542)      (406,608)     (83,008)       (934,975)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 3,966,759       174,066,949     56,806,756      515,090      83,644,662
------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



 166    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                  COL VP        COL VP         COL VP          COL VP      COL VP SELECT
                                               MID CAP VAL    MID CAP VAL     S&P 500,     SELECT LG CAP       LG CAP
YEAR ENDED DEC. 31, 2011 (CONTINUED)            OPP, CL 2      OPP, CL 3        CL 3         VAL, CL 2       VAL, CL 3
 OPERATIONS
Investment income (loss) -- net                  $ (7,106)   $   (940,379)  $ (1,226,644)     $ (5,635)     $  (247,383)
Net realized gain (loss) on sales of
  investments                                      (3,043)     (1,685,013)     3,763,318        (6,817)          63,916
Distributions from capital gains                       --              --             --            --               --
Net change in unrealized appreciation or
  depreciation of investments                     (84,206)     (6,685,342)    (1,115,552)      (25,993)      (1,286,569)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (94,355)     (9,310,734)     1,421,122       (38,445)      (1,470,036)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        642,369       1,756,106      3,684,735       496,770          410,496
Net transfers(1)                                  202,376     (17,101,477)    (7,821,985)       97,418        3,001,667
Transfers for policy loans                             --          (5,608)        60,165            --          (23,393)
Adjustments to net assets allocated to
  contracts in payment period                          --         (12,687)      (190,383)           --          (12,430)
Contract charges                                     (128)        (87,898)      (110,295)         (114)         (20,090)
Contract terminations:
    Surrender benefits                            (17,033)     (8,533,956)   (14,559,679)       (9,700)      (2,273,228)
    Death benefits                                     --        (931,619)    (1,555,514)           --         (294,503)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    827,584     (24,917,139)   (20,492,956)      584,374          788,519
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   258,142     120,175,756    148,693,465       188,760       25,347,407
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $991,371    $ 85,947,883   $129,621,631      $734,689      $24,665,890
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            204,291      94,586,316    156,454,136       156,947       21,861,680
Contract purchase payments                        516,604       1,478,962      3,635,294       404,076          361,518
Net transfers(1)                                  164,841     (13,649,026)    (8,159,128)       76,366        1,848,628
Transfers for policy loans                             --          (4,013)        65,977            --          (20,587)
Contract charges                                     (115)        (71,388)      (114,862)         (104)         (17,301)
Contract terminations:
    Surrender benefits                            (17,736)     (6,746,249)   (15,256,251)       (8,400)      (1,918,520)
    Death benefits                                     --        (774,870)    (1,671,125)           --         (246,154)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  867,885      74,819,732    134,954,041       628,885       21,869,264
------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                                         RIVERSOURCE VARIABLE ACCOUNT 10    167

STATEMENTS OF CHANGES IN NET ASSETS



                                                COL VP          COL VP           COL VP            COL VP          COL VP
                                            SELECT SM CAP   SELECT SM CAP   SHORT DURATION,   SHORT DURATION,     STRATEGIC
PERIOD ENDED DEC. 31, 2011 (CONTINUED)        VAL, CL 2       VAL, CL 3           CL 2              CL 3        INC, CL 2(2)
 OPERATIONS
Investment income (loss) -- net                $ (5,125)     $  (520,846)      $  (10,737)      $     19,709     $  (34,523)
Net realized gain (loss) on sales of
  investments                                    (7,744)        (479,484)             399          1,170,383          3,644
Distributions from capital gains                     --               --               --                 --             --
Net change in unrealized appreciation or
  depreciation of investments                   (56,603)      (4,730,321)           6,568            133,477        127,532
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (69,472)      (5,730,651)          (3,770)         1,323,569         96,653
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      533,560          940,529        3,892,432          4,424,691      3,200,937
Net transfers(1)                                (22,758)      (3,914,194)        (962,903)       (26,048,491)     3,065,538
Transfers for policy loans                           --           15,554               --            (14,609)            --
Adjustments to net assets allocated to
  contracts in payment period                        --          (99,501)              --           (391,780)            --
Contract charges                                    (86)         (48,508)            (402)          (179,610)          (455)
Contract terminations:
    Surrender benefits                           (4,994)      (6,351,593)        (436,884)       (35,263,403)       (89,965)
    Death benefits                                   --         (405,639)         (21,278)        (3,219,731)      (103,217)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  505,722       (9,863,352)       2,470,965        (60,692,933)     6,072,838
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 154,766       66,464,693        1,944,826        321,296,161             --
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $591,016      $50,870,690       $4,412,021       $261,926,797     $6,169,491
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          121,438       39,283,530        1,943,639        251,534,231             --
Contract purchase payments                      415,686          627,143        3,883,357          3,667,132      3,442,574
Net transfers(1)                                (18,431)      (2,332,609)        (963,198)       (21,183,315)     3,285,955
Transfers for policy loans                           --            8,025               --             (9,483)            --
Contract charges                                    (77)         (30,086)            (400)          (140,177)          (490)
Contract terminations:
    Surrender benefits                           (4,178)      (3,781,066)        (435,921)       (27,217,539)       (96,244)
    Death benefits                                   --         (274,221)         (21,209)        (2,520,951)      (110,321)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                514,438       33,500,716        4,406,268        204,129,898      6,521,474
----------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



(2)    For the period April 29, 2011 (commencement of operations) to Dec. 31,
       2011.



See accompanying notes to financial statements.



 168    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                      CS          DREY VIF        EV VT          FID VIP        FID VIP
                                                   COMMODITY      INTL EQ,    FLOATING-RATE    CONTRAFUND,    GRO & INC,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                RETURN          SERV           INC          SERV CL 2       SERV CL
 OPERATIONS
Investment income (loss) -- net                  $  1,602,737   $    62,759    $  8,977,829   $   (762,632)  $    423,575
Net realized gain (loss) on sales of
  investments                                      (2,963,750)     (207,707)        395,373     (9,218,645)    (2,156,781)
Distributions from capital gains                           --            --              --             --             --
Net change in unrealized appreciation or
  depreciation of investments                     (12,984,704)     (995,129)     (6,202,068)    (7,113,432)     2,333,200
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 (14,345,717)   (1,140,077)      3,171,134    (17,094,709)       599,994
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          2,319,797       254,493       3,833,310     13,617,283        680,281
Net transfers(1)                                    9,121,944      (828,248)     29,074,541    (31,652,180)    (5,984,374)
Transfers for policy loans                            (13,280)        3,610         (97,960)       (36,515)        (7,398)
Adjustments to net assets allocated to
  contracts in payment period                           1,980            --         (26,384)       (12,470)       (13,916)
Contract charges                                      (64,413)       (4,937)       (242,121)      (350,136)       (31,872)
Contract terminations:
    Surrender benefits                             (9,160,866)     (351,840)    (28,520,870)   (41,450,187)   (12,948,282)
    Death benefits                                   (568,588)      (48,912)     (2,922,315)    (3,430,483)      (587,027)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      1,636,574      (975,834)      1,098,201    (63,314,688)   (18,892,588)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   101,183,490     7,969,368     247,938,774    512,182,685     73,761,811
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 88,474,347   $ 5,853,457    $252,208,109   $431,773,288   $ 55,469,217
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             98,349,809     7,614,163     214,175,050    474,193,233     69,939,704
Contract purchase payments                          2,269,480       255,051       3,282,765     12,367,647        640,208
Net transfers(1)                                    8,479,116      (828,670)     24,123,521    (30,176,100)    (5,635,188)
Transfers for policy loans                            (10,341)        3,922         (82,831)       (36,219)        (4,019)
Contract charges                                      (64,031)       (4,982)       (206,871)      (323,363)       (30,165)
Contract terminations:
    Surrender benefits                             (9,166,266)     (352,582)    (24,367,574)   (38,537,769)   (12,194,766)
    Death benefits                                   (575,142)      (46,943)     (2,517,542)    (3,209,855)      (547,075)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   99,282,625     6,639,959     214,406,518    414,277,574     52,168,699
-------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                                         RIVERSOURCE VARIABLE ACCOUNT 10    169

STATEMENTS OF CHANGES IN NET ASSETS



                                                    FID VIP        FID VIP        FID VIP         FID VIP        FID VIP
                                                  GRO & INC,      MID CAP,        MID CAP,       OVERSEAS,      OVERSEAS,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               SERV CL 2       SERV CL       SERV CL 2        SERV CL       SERV CL 2
 OPERATIONS
Investment income (loss) -- net                  $    905,420   $ (1,155,757)  $  (5,501,212)  $     72,577   $    204,611
Net realized gain (loss) on sales of
  investments                                        (358,526)    13,908,024      15,879,735     (1,335,927)    (1,476,847)
Distributions from capital gains                           --        239,016       1,020,784         63,092        217,004
Net change in unrealized appreciation or
  depreciation of investments                         204,494    (30,659,723)    (86,095,957)    (3,662,601)   (18,401,444)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     751,388    (17,668,440)    (74,696,650)    (4,862,859)   (19,456,676)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          1,976,084      1,564,503      13,906,167        337,238      1,739,506
Net transfers(1)                                  (15,001,158)   (18,513,456)    (70,327,030)    (3,600,603)   (11,541,283)
Transfers for policy loans                              4,007         (8,036)        (26,626)        12,622         19,121
Adjustments to net assets allocated to
  contracts in payment period                         274,705        (15,687)        219,462        (15,981)       (39,503)
Contract charges                                     (124,270)       (67,932)       (621,233)       (11,699)       (80,527)
Contract terminations:
    Surrender benefits                            (12,565,409)   (31,283,725)    (45,344,248)    (6,674,055)    (8,132,669)
    Death benefits                                 (1,330,411)    (1,139,986)     (4,682,705)      (437,864)      (654,832)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (26,766,452)   (49,464,319)   (106,876,213)   (10,390,342)   (18,690,187)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   160,712,078    191,576,176     708,605,895     36,025,046    122,216,175
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $134,697,014   $124,443,417   $ 527,033,032   $ 20,771,845   $ 84,069,312
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            139,138,413     49,947,106     328,665,239     29,437,972     87,539,087
Contract purchase payments                          1,696,561        419,277       7,946,493        286,579      1,394,925
Net transfers(1)                                  (12,976,487)    (5,079,029)    (33,527,375)    (3,076,616)    (8,597,333)
Transfers for policy loans                              4,291         (2,709)        (19,869)        12,605         12,773
Contract charges                                     (107,350)       (18,367)       (300,762)       (10,047)       (60,020)
Contract terminations:
    Surrender benefits                            (10,862,397)    (8,392,804)    (21,260,831)    (5,661,676)    (5,989,750)
    Death benefits                                 (1,149,284)      (307,128)     (2,302,383)      (370,823)      (507,084)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  115,743,747     36,566,346     279,200,512     20,617,994     73,792,598
--------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



 170    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                            FTVIPT FRANK   FTVIPT FRANK       FTVIPT         GS VIT          GS VIT
                                             GLOBAL REAL    SM CAP VAL,   MUTUAL SHARES   MID CAP VAL,   STRUCTD SM CAP
YEAR ENDED DEC. 31, 2011 (CONTINUED)          EST, CL 2        CL 2         SEC, CL 2         INST          EQ, INST
 OPERATIONS
Investment income (loss) -- net             $ 11,238,357   $   (307,210)   $  2,222,934   $   (459,108)    $   (14,863)
Net realized gain (loss) on sales of
  investments                                (16,077,128)     4,739,036      (2,180,618)      (885,891)        171,078
Distributions from capital gains                      --             --              --             --              --
Net change in unrealized appreciation or
  depreciation of investments                 (5,103,085)   (13,122,936)     (2,996,001)   (18,837,323)       (103,854)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (9,941,856)    (8,691,110)     (2,953,685)   (20,182,322)         52,361
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                     2,912,900      4,226,546       4,072,589      3,231,712         129,812
Net transfers(1)                              (7,527,190)   (18,864,587)    (18,089,884)   (31,713,750)       (954,238)
Transfers for policy loans                        40,404         38,057          22,067         57,644          11,837
Adjustments to net assets allocated to
  contracts in payment period                    (49,114)       (16,281)        (68,520)       268,584          (3,298)
Contract charges                                (132,455)      (115,029)       (111,419)      (308,323)         (4,868)
Contract terminations:
    Surrender benefits                       (15,370,902)   (15,173,862)    (11,568,799)   (29,344,229)     (2,141,560)
    Death benefits                            (1,118,698)    (1,203,416)     (1,647,198)    (2,199,731)       (188,137)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                               (21,245,055)   (31,108,572)    (27,391,164)   (60,008,093)     (3,150,452)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              172,608,884    193,361,961     174,040,457    328,204,211      10,931,597
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $141,421,973   $153,562,279    $143,695,608   $248,013,796     $ 7,833,506
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year       103,134,885     91,828,282     141,031,718    122,523,113       6,309,038
Contract purchase payments                     2,053,337      2,707,593       3,519,280      1,267,769          73,765
Net transfers(1)                              (3,375,804)    (8,747,173)    (14,386,651)   (12,100,741)       (545,319)
Transfers for policy loans                        17,208         21,210          16,417         23,505           6,597
Contract charges                                 (79,200)       (57,666)        (90,456)      (117,631)         (2,787)
Contract terminations:
    Surrender benefits                        (8,956,951)    (7,030,501)     (9,121,364)   (11,247,063)     (1,217,410)
    Death benefits                              (672,778)      (578,191)     (1,374,484)      (845,539)       (104,240)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              92,120,697     78,143,554     119,594,460     99,503,413       4,519,644
-----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                                         RIVERSOURCE VARIABLE ACCOUNT 10    171

STATEMENTS OF CHANGES IN NET ASSETS



                                                    GS VIT         INVESCO        INVESCO       INVESCO       INVESCO
                                                 STRUCTD U.S.   VI CAP APPR,   VI CAP APPR,   VI CAP DEV,   VI CAP DEV,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               EQ, INST         SER I         SER II         SER I         SER II
 OPERATIONS
Investment income (loss) -- net                  $  1,163,461    $  (129,337)  $   (796,736)  $  (161,318)  $  (249,414)
Net realized gain (loss) on sales of
  investments                                      (3,232,826)    (1,763,795)       966,294       242,097       (26,618)
Distributions from capital gains                           --             --             --            --            --
Net change in unrealized appreciation or
  depreciation of investments                       7,411,743        465,439     (7,959,153)   (2,312,308)   (1,810,314)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   5,342,378     (1,427,693)    (7,789,595)   (2,231,529)   (2,086,346)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          1,857,530        298,224        797,547       263,942       520,952
Net transfers(1)                                  (17,242,232)    (1,855,376)    (8,843,521)    4,648,001    (3,969,897)
Transfers for policy loans                             23,260         25,062          6,646           999       (19,101)
Adjustments to net assets allocated to
  contracts in payment period                         258,557         (6,360)        (5,574)       18,723        (3,342)
Contract charges                                     (361,060)       (12,877)      (372,170)      (11,760)      (20,015)
Contract terminations:
    Surrender benefits                            (15,415,169)    (3,456,514)    (6,017,036)   (3,063,512)   (1,948,559)
    Death benefits                                 (1,345,689)      (263,500)      (887,555)     (158,945)     (297,118)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (32,224,803)    (5,271,341)   (15,321,663)    1,697,448    (5,737,080)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   167,513,711     21,686,787    102,946,749    17,619,733    30,871,418
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $140,631,286    $14,987,753   $ 79,835,491   $17,085,652   $23,047,992
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            174,646,997     24,186,478    106,211,126     9,736,767    23,414,232
Contract purchase payments                          1,853,965        337,989        831,982       150,027       414,379
Net transfers(1)                                  (17,352,156)    (2,105,232)    (9,074,500)    2,312,818    (3,044,250)
Transfers for policy loans                             23,453         28,339          6,599           190       (12,247)
Contract charges                                     (362,896)       (14,594)      (385,983)       (6,806)      (15,225)
Contract terminations:
    Surrender benefits                            (15,470,116)    (3,863,605)    (6,214,421)   (1,689,838)   (1,451,671)
    Death benefits                                 (1,344,836)      (299,845)      (911,052)      (87,645)     (222,867)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  141,994,411     18,269,530     90,463,751    10,415,513    19,082,351
-----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



 172    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                     INVESCO        INVESCO        INVESCO        INVESCO        INVESCO
                                                   VI CORE EQ,   VI DIV DIVD,   VI DIV DIVD,     VI GLOBAL    VI INTL GRO,
PERIOD ENDED DEC. 31, 2011 (CONTINUED)                SER I        SER I(2)       SER II(2)    HLTH, SER II      SER II
 OPERATIONS
Investment income (loss) -- net                   $   (363,246)   $   (73,445)   $  (43,687)    $  (208,660)  $    335,789
Net realized gain (loss) on sales of investments     4,885,035       (211,163)      (87,628)        153,227      1,482,624
Distributions from capital gains                            --             --            --              --             --
Net change in unrealized appreciation or
  depreciation of investments                       (5,408,136)      (872,638)     (448,953)        697,429    (10,148,003)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (886,347)    (1,157,246)     (580,268)        641,996     (8,329,590)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           1,468,834        175,701       141,627         375,062      1,664,851
Net transfers(1)                                    (3,839,660)    14,530,477     7,465,257       2,157,506     (6,665,349)
Transfers for policy loans                             211,931          3,149           354          (6,326)        13,656
Adjustments to net assets allocated to contracts
  in payment period                                   (155,392)           515           267             (80)        (7,411)
Contract charges                                      (115,719)        (7,316)       (3,709)        (18,711)      (132,596)
Contract terminations:
    Surrender benefits                             (15,982,080)      (632,387)     (236,483)     (1,990,968)   (10,559,862)
    Death benefits                                  (1,532,301)       (39,649)      (13,626)       (155,950)      (649,851)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (19,944,387)    14,030,490     7,353,687         360,533    (16,336,562)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    118,803,790             --            --      22,250,600    121,171,446
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 97,973,056    $12,873,244    $6,773,419     $23,253,129   $ 96,505,294
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              58,750,995             --            --      20,785,101     90,302,409
Contract purchase payments                             720,066        191,465       153,975         329,079      1,273,306
Net transfers(1)                                    (1,880,810)    14,578,486     7,532,988       1,932,580     (4,970,206)
Transfers for policy loans                             104,828          3,472           399          (5,268)        11,682
Contract charges                                       (57,225)        (8,083)       (4,049)        (16,500)      (102,427)
Contract terminations:
    Surrender benefits                              (7,814,209)      (694,919)     (270,331)     (1,786,235)    (7,809,045)
    Death benefits                                    (782,391)       (45,223)      (14,987)       (138,373)      (493,107)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    49,041,254     14,025,198     7,397,995      21,100,384     78,212,612
--------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



(2)    For the period April 29, 2011 (commencement of operations) to Dec. 31,
       2011.



See accompanying notes to financial statements.



                                         RIVERSOURCE VARIABLE ACCOUNT 10    173

STATEMENTS OF CHANGES IN NET ASSETS



                                                INVESCO          INVESCO       JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                                VI TECH,         VANK VI       ENTERPRISE,   GLOBAL TECH,      JANUS,
YEAR ENDED DEC. 31, 2011 (CONTINUED)             SER I      COMSTOCK, SER II       SERV          SERV           SERV
 OPERATIONS
Investment income (loss) -- net               $  (214,294)    $  1,159,900     $  (136,164)   $  (183,494)  $   (336,430)
Net realized gain (loss) on sales of
  investments                                   1,822,831       (2,718,564)        218,090        471,149      1,908,786
Distributions from capital gains                       --               --              --             --             --
Net change in unrealized appreciation or
  depreciation of investments                  (3,455,357)      (5,040,416)       (427,497)    (2,302,883)    (6,032,184)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (1,846,820)      (6,599,080)       (345,571)    (2,015,228)    (4,459,828)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        399,580        2,726,753         255,438        307,902      1,488,356
Net transfers(1)                               (2,416,795)     (19,503,052)     (1,615,817)    (2,088,680)   (14,118,981)
Transfers for policy loans                         10,888           34,518          13,055         (4,079)       (19,950)
Adjustments to net assets allocated to
  contracts in payment period                        (112)          12,657              --         (3,804)        (1,680)
Contract charges                                  (67,371)        (616,234)        (12,457)       (13,760)      (160,361)
Contract terminations:
    Surrender benefits                         (2,052,103)     (17,510,778)     (2,521,938)    (3,324,659)    (6,080,876)
    Death benefits                               (305,887)      (1,924,303)        (70,470)      (172,959)      (677,964)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (4,431,800)     (36,780,439)     (3,952,189)    (5,300,039)   (19,571,456)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                33,423,508      257,009,567      18,424,832     24,760,253     82,233,183
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $27,144,888     $213,630,048     $14,127,072    $17,444,986   $ 58,201,899
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         37,410,988      214,858,132      25,641,936     43,886,351     85,312,666
Contract purchase payments                        434,190        2,335,170         353,532        556,565      1,550,251
Net transfers(1)                               (2,898,842)     (16,282,695)     (2,293,339)    (3,990,972)   (15,119,360)
Transfers for policy loans                         12,581           29,109          19,033         (7,778)       (19,322)
Contract charges                                  (74,993)        (509,668)        (17,512)       (25,054)      (168,909)
Contract terminations:
    Surrender benefits                         (2,247,422)     (14,574,162)     (3,466,681)    (5,986,587)    (6,346,495)
    Death benefits                               (340,721)      (1,631,137)        (97,526)      (314,154)      (712,954)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               32,295,781      184,224,749      20,139,443     34,118,371     64,495,877
------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



 174    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                 JANUS ASPEN    LM CB VAR         MFS             MFS            MFS
                                                  OVERSEAS,      SM CAP     INV GRO STOCK,     NEW DIS,      UTILITIES,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                SERV        GRO, CL I       SERV CL         SERV CL        SERV CL
 OPERATIONS
Investment income (loss) -- net                 $   (613,788)  $  (79,629)   $   (472,866)   $   (555,885)  $  4,983,716
Net realized gain (loss) on sales of
  investments                                      9,570,472      415,207       2,121,422         872,919      1,775,221
Distributions from capital gains                   1,361,065      131,623              --       8,256,051             --
Net change in unrealized appreciation or
  depreciation of investments                    (59,965,825)    (426,647)     (1,774,771)    (16,395,393)     6,180,189
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (49,648,076)      40,554        (126,215)     (7,822,308)    12,939,126
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         1,322,704      222,495       1,187,096         709,120      6,782,722
Net transfers(1)                                 (21,921,723)    (257,936)     (6,009,280)      6,805,395     12,747,115
Transfers for policy loans                            15,877       (6,838)          3,566           6,434        (13,275)
Adjustments to net assets allocated to
  contracts in payment period                         49,143           --         (10,699)         (7,606)       (12,141)
Contract charges                                     (69,376)      (7,544)        (54,851)        (47,340)      (167,934)
Contract terminations:
    Surrender benefits                           (18,420,092)    (397,112)     (7,365,026)     (6,307,647)   (18,917,674)
    Death benefits                                  (620,533)     (37,693)       (327,232)       (350,453)    (2,124,328)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (39,644,000)    (484,628)    (12,576,426)        807,903     (1,705,515)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  175,075,543    8,289,925      82,959,875      62,697,588    229,995,170
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 85,783,467   $7,845,851    $ 70,257,234    $ 55,683,183   $241,228,781
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            97,399,090    7,914,112     105,423,462      47,234,660    121,459,411
Contract purchase payments                           834,808      209,975       1,336,278         525,047      3,867,628
Net transfers(1)                                 (15,209,227)    (245,649)     (7,909,417)      4,582,702      6,749,597
Transfers for policy loans                             8,884       (6,412)          5,766           7,668         (5,847)
Contract charges                                     (44,793)      (7,135)        (67,761)        (35,834)       (86,244)
Contract terminations:
    Surrender benefits                           (11,642,276)    (372,087)     (9,292,959)     (4,733,507)    (9,203,371)
    Death benefits                                  (396,430)     (36,188)       (409,582)       (268,794)    (1,101,347)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  70,950,056    7,456,616      89,085,787      47,311,942    121,679,827
------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                                         RIVERSOURCE VARIABLE ACCOUNT 10    175

STATEMENTS OF CHANGES IN NET ASSETS



                                                  MS UIF        MS UIF         NB AMT          NB AMT           OPPEN
                                               GLOBAL REAL   MID CAP GRO,      INTL,      SOC RESPONSIVE,    GLOBAL SEC
YEAR ENDED DEC. 31, 2011 (CONTINUED)            EST, CL II       CL II          CL S            CL S          VA, SERV
 OPERATIONS
Investment income (loss) -- net                $ 1,659,226    $  (416,392)  $ 1,146,098      $  (26,762)    $    163,302
Net realized gain (loss) on sales of
  investments                                     (913,941)     1,179,982      (374,706)         34,214         (153,182)
Distributions from capital gains                        --         25,621            --              --               --
Net change in unrealized appreciation or
  depreciation of investments                   (8,308,301)    (6,049,699)   (3,725,955)       (193,679)      (9,678,483)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (7,563,016)    (5,260,488)   (2,954,563)       (186,227)      (9,668,363)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       1,240,236      2,409,481       390,112         433,704        4,053,570
Net transfers(1)                                (2,235,158)     5,841,127       (11,449)        (36,154)      (3,592,432)
Transfers for policy loans                          13,699         (2,654)        6,666           3,351           (4,622)
Adjustments to net assets allocated to
  contracts in payment period                       12,945        (11,172)       (2,775)             --          (13,365)
Contract charges                                   (66,997)       (43,059)      (44,177)         (3,316)         (70,342)
Contract terminations:
    Surrender benefits                          (6,235,511)    (5,343,334)   (1,686,559)       (226,411)      (7,640,071)
    Death benefits                                (458,365)      (368,481)     (196,113)         (6,662)        (797,290)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (7,729,151)     2,481,908    (1,544,295)        164,512       (8,064,552)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 73,116,472     60,967,357    22,804,363       3,472,779      107,677,616
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $57,824,305    $58,188,777   $18,305,505      $3,451,064     $ 89,944,701
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          69,096,688     45,796,859    23,891,737       3,026,764       76,283,213
Contract purchase payments                       1,185,054      1,735,530       404,310         363,981        3,096,065
Net transfers(1)                                (2,445,854)     4,172,715      (140,317)        (61,109)      (2,644,988)
Transfers for policy loans                          14,239         (2,745)        7,842           2,986           (6,752)
Contract charges                                   (64,560)       (31,560)      (46,525)         (2,897)         (50,420)
Contract terminations:
    Surrender benefits                          (6,042,193)    (3,931,939)   (1,842,217)       (194,932)      (5,351,755)
    Death benefits                                (447,391)      (275,574)     (212,138)         (5,672)        (623,259)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                61,295,983     47,463,286    22,062,692       3,129,121       70,702,104
------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



 176    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                OPPEN GLOBAL     OPPEN MAIN       OPPEN          PIMCO          PUT VT
                                                 STRATEGIC     ST SM MID CAP       VAL      VIT ALL ASSET,   GLOBAL HLTH
YEAR ENDED DEC. 31, 2011 (CONTINUED)            INC VA, SRV       VA, SERV      VA, SERV      ADVISOR CL     CARE, CL IB
 OPERATIONS
Investment income (loss) -- net                $  18,499,297    $   (345,904)  $   (6,830)   $ 16,461,652    $   538,298
Net realized gain (loss) on sales of
  investments                                     10,178,219       1,061,944      (15,042)        (27,797)       255,065
Distributions from capital gains                  11,696,484              --           --              --             --
Net change in unrealized appreciation or
  depreciation of investments                    (40,369,088)     (2,786,302)    (237,972)    (13,922,833)    (1,133,361)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            4,912      (2,070,262)    (259,844)      2,511,022       (339,998)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        11,148,025       1,743,482      218,541       8,160,214        317,700
Net transfers(1)                                 (58,457,272)     (8,700,356)    (262,919)     18,044,185     (1,827,003)
Transfers for policy loans                           (22,226)         16,970      (14,078)        (49,031)         3,284
Adjustments to net assets allocated to
  contracts in payment period                       (177,406)         (9,951)          --         (31,322)        (2,811)
Contract charges                                    (856,703)        (49,780)      (3,188)       (256,664)       (18,890)
Contract terminations:
    Surrender benefits                           (90,129,639)     (5,898,842)    (148,618)    (24,200,990)    (1,367,844)
    Death benefits                                (9,949,275)       (516,928)     (11,536)     (2,279,735)      (140,033)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (148,444,496)    (13,415,405)    (221,798)       (613,343)    (3,035,597)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  985,347,754      76,560,275    4,653,476     244,030,878     21,455,084
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 836,908,170    $ 61,074,608   $4,171,834    $245,928,557    $18,079,489
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           706,223,975      58,249,701    4,829,494     192,370,650     18,734,342
Contract purchase payments                         7,987,509       1,390,505      226,908       6,422,214        268,442
Net transfers(1)                                 (41,369,104)     (6,464,866)    (287,573)     14,126,001     (1,589,186)
Transfers for policy loans                           (16,904)         12,923      (15,761)        (39,056)         3,264
Contract charges                                    (605,106)        (37,971)      (3,372)       (198,282)       (16,170)
Contract terminations:
    Surrender benefits                           (63,244,312)     (4,416,295)    (156,350)    (18,866,635)    (1,170,172)
    Death benefits                                (7,100,088)       (415,524)     (12,835)     (1,782,774)      (122,676)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 601,875,970      48,318,473    4,580,511     192,032,118     16,107,844
------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                                         RIVERSOURCE VARIABLE ACCOUNT 10    177

STATEMENTS OF CHANGES IN NET ASSETS



                                                      PUT VT        PUT VT         PUT VT         ROYCE
                                                     INTL EQ,      MULTI-CAP     MULTI-CAP     MICRO-CAP,      THIRD AVE
YEAR ENDED DEC. 31, 2011 (CONTINUED)                  CL IB       GRO, CL IA     GRO, CL IB     INVEST CL         VAL
 OPERATIONS
Investment income (loss) -- net                    $   702,166   $   (548,069)  $  (173,651)  $    637,303   $    346,417
Net realized gain (loss) on sales of investments    (1,158,990)    (1,112,718)      775,407      4,163,075     (2,955,771)
Distributions from capital gains                            --             --            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                       (4,503,316)    (1,915,242)   (2,204,844)   (11,145,299)    (6,801,055)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (4,960,140)    (3,576,029)   (1,603,088)    (6,344,921)    (9,410,409)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             327,517      1,094,666       498,588        477,872        419,138
Net transfers(1)                                    (2,753,396)    (1,871,409)   (2,481,877)    (5,028,125)    (5,654,222)
Transfers for policy loans                               7,303        155,285        35,422          6,834         23,463
Adjustments to net assets allocated to contracts
  in payment period                                     (2,949)       (70,699)       (3,197)       (17,128)       (26,983)
Contract charges                                       (20,655)       (82,034)      (28,296)       (18,584)       (17,757)
Contract terminations:
    Surrender benefits                              (2,318,906)    (9,820,922)   (3,839,580)   (10,695,979)    (8,593,852)
    Death benefits                                    (231,863)      (499,624)     (239,807)      (599,593)      (345,253)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (4,992,949)   (11,094,737)   (6,058,747)   (15,874,703)   (14,195,466)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     32,041,486     70,085,478    33,345,807     62,060,455     53,357,570
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $22,088,397   $ 55,414,712   $25,683,972   $ 39,840,831   $ 29,751,695
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              24,302,454     47,514,593    29,434,323     15,792,239     18,734,516
Contract purchase payments                             259,188        748,980       442,707        125,794        158,674
Net transfers(1)                                    (2,196,225)    (1,289,586)   (2,196,616)    (1,356,475)    (2,170,015)
Transfers for policy loans                               6,704        107,247        33,510          2,318          9,482
Contract charges                                       (16,574)       (57,021)      (25,249)        (4,924)        (6,718)
Contract terminations:
    Surrender benefits                              (1,834,600)    (6,706,472)   (3,396,714)    (2,789,036)    (3,226,168)
    Death benefits                                    (181,728)      (344,337)     (215,183)      (153,977)      (127,316)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    20,339,219     39,973,404    24,076,778     11,615,939     13,372,455
-------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



 178    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                        VP              VP            VP AC        VP         VP COL
                                                       AGGR,           AGGR,        DIV BOND,    AC GRO,   WANGER INTL
YEAR ENDED DEC. 31, 2011 (CONTINUED)                   CL 2            CL 4           CL 2        CL 2       EQ, CL 2
 OPERATIONS
Investment income (loss) -- net                    $ (4,488,953)  $  (16,139,816)  $   (1,520)  $ (3,816)   $   29,987
Net realized gain (loss) on sales of investments        (71,100)      36,792,625          895       (421)      (40,704)
Distributions from capital gains                             --               --        5,872         --        39,828
Net change in unrealized appreciation or
  depreciation of investments                       (27,216,458)     (85,403,261)      76,905    (10,516)     (576,501)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (31,776,511)     (64,750,452)      82,152    (14,753)     (547,390)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          390,801,189       30,615,117    1,222,789    219,943     2,758,267
Net transfers(1)                                    101,125,629      (89,002,429)     184,630    114,082       137,036
Transfers for policy loans                             (145,600)          11,123           --         --            --
Adjustments to net assets allocated to contracts
  in payment period                                     219,494          (99,897)          --         --            --
Contract charges                                     (1,788,309)      (9,981,618)        (275)       (50)         (430)
Contract terminations:
    Surrender benefits                               (5,319,789)     (81,782,353)      (8,117)   (10,439)      (18,227)
    Death benefits                                   (2,005,122)      (9,566,639)          --    (46,686)      (84,107)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      482,887,492     (159,806,696)   1,399,027    276,850     2,792,539
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     208,702,302    1,821,118,319      751,512    181,081     1,217,640
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $659,813,283   $1,596,561,171   $2,232,691   $443,178    $3,462,789
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              186,003,988    1,623,317,828      749,211    149,684     1,007,322
Contract purchase payments                          347,255,380       27,149,757    1,188,583    178,719     2,329,318
Net transfers(1)                                     87,663,870      (81,339,985)     173,880     91,532       122,011
Transfers for policy loans                             (134,470)          14,446           --         --            --
Contract charges                                     (1,667,685)      (8,934,063)        (260)       (43)         (406)
Contract terminations:
    Surrender benefits                               (4,848,468)     (72,558,968)      (7,569)    (9,126)      (16,063)
    Death benefits                                   (1,823,883)      (8,385,369)          --    (36,886)      (84,220)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    612,448,732    1,479,263,646    2,103,845    373,880     3,357,962
----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                                         RIVERSOURCE VARIABLE ACCOUNT 10    179

STATEMENTS OF CHANGES IN NET ASSETS


                                                  VP COL          VP              VP           VP DAVIS      VP DAVIS
                                                 WANGER US     CONSERV,        CONSERV,      NY VENTURE,    NY VENTURE,
YEAR ENDED DEC. 31, 2011 (CONTINUED)             EQ, CL 2        CL 2            CL 4            CL 2          CL 3
 OPERATIONS
Investment income (loss) -- net                 $  (18,358)  $ (3,761,505)  $  (13,513,950)   $   (9,354)  $   (487,057)
Net realized gain (loss) on sales of
  investments                                         (438)     1,502,990       22,388,357        (1,410)     2,229,951
Distributions from capital gains                        --             --               --            --             --
Net change in unrealized appreciation or
  depreciation of investments                     (175,452)     8,542,996       22,529,730       (41,359)    (4,084,293)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (194,248)     6,284,481       31,404,137       (52,123)    (2,341,399)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       1,760,629    183,173,769       14,301,225       537,285        647,526
Net transfers(1)                                   371,170    287,199,532      320,774,032       357,933     (8,673,104)
Transfers for policy loans                              --       (130,889)         (43,473)           --         13,029
Adjustments to net assets allocated to
  contracts in payment period                        7,778        (62,635)      (3,469,457)           --        (22,045)
Contract charges                                      (154)    (1,768,474)      (7,492,545)         (199)      (161,438)
Contract terminations:
    Surrender benefits                             (20,854)   (19,069,845)    (126,135,297)       (6,603)    (4,455,225)
    Death benefits                                 (43,042)    (5,400,800)     (23,221,782)      (46,917)      (613,612)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   2,075,527    443,940,658      174,712,703       841,499    (13,264,869)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    689,404    184,093,835    1,409,945,636       450,724     62,573,958
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $2,570,683   $634,318,974   $1,616,062,476    $1,240,100   $ 46,967,690
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             534,145    176,204,428    1,349,528,344       387,479     63,233,786
Contract purchase payments                       1,340,607    172,926,089       13,487,690       468,534        654,734
Net transfers(1)                                   296,180    269,630,807      297,658,127       314,382     (8,981,632)
Transfers for policy loans                              --       (122,697)         (41,505)           --         13,413
Contract charges                                      (130)    (1,672,281)      (7,072,221)         (184)      (164,835)
Contract terminations:
    Surrender benefits                             (16,434)   (17,998,049)    (118,980,129)       (5,706)    (4,565,399)
    Death benefits                                 (39,043)    (5,070,923)     (21,943,200)      (46,730)      (625,121)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 2,115,325    593,897,374    1,512,637,106     1,117,775     49,564,946
-----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 180    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                   VP DFA         VP EV           VP GS          VP GS      VP INVESCO
                                                  INTL VAL,   FLOATING RATE   MID CAP VAL,   MID CAP VAL,    INTL GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                CL 2        INC, CL 2         CL 2           CL 3          CL 2
 OPERATIONS
Investment income (loss) -- net                  $    9,078     $   50,095     $  (16,437)    $  (126,315)  $    5,403
Net realized gain (loss) on sales of
  investments                                       (10,762)       (28,684)       (54,691)        189,724         (816)
Distributions from capital gains                     29,919         12,120             --              --       11,769
Net change in unrealized appreciation or
  depreciation of investments                      (325,480)       (36,145)      (138,431)     (1,130,547)    (133,168)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (297,245)        (2,614)      (209,559)     (1,067,138)    (116,812)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        1,004,300      6,233,733      1,733,655         368,746    1,042,999
Net transfers(1)                                    387,473        331,636        (64,663)        556,095      422,630
Transfers for policy loans                               --             --             --          (2,521)          --
Adjustments to net assets allocated to
  contracts in payment period                            --             --             --         (20,260)          --
Contract charges                                        (98)          (587)          (123)        (13,374)        (119)
Contract terminations:
    Surrender benefits                              (11,888)      (409,922)       (20,468)       (932,191)      (7,331)
    Death benefits                                       --        (63,455)       (18,283)       (191,329)     (46,770)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    1,379,787      6,091,405      1,630,118        (234,834)   1,411,409
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     502,715      1,646,049        503,754      14,315,039      406,697
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $1,585,257     $7,734,840     $1,924,313     $13,013,067   $1,701,294
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              425,653      1,564,923        409,447      10,675,740      349,685
Contract purchase payments                          888,386      5,931,871      1,394,582         292,993      905,293
Net transfers(1)                                    385,813        297,569        (77,798)        432,431      383,436
Transfers for policy loans                               --             --             --          (2,467)          --
Contract charges                                       (103)          (564)          (114)        (10,127)        (113)
Contract terminations:
    Surrender benefits                              (10,609)      (384,666)       (17,489)       (707,055)      (5,991)
    Death benefits                                       --        (61,134)       (16,524)       (137,383)     (38,197)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  1,689,140      7,347,999      1,692,104      10,544,132    1,594,113
----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    181

STATEMENTS OF CHANGES IN NET ASSETS



                                                   VP JPM     VP JENNISON   VP MARSICO     VP MFS           VP
                                                 CORE BOND,     MID CAP        GRO,         VAL,           MOD,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                CL 2       GRO, CL 2       CL 2         CL 2           CL 2
 OPERATIONS
Investment income (loss) -- net                  $   (1,564)    $ (6,474)   $  (14,182)  $   (9,857)  $  (30,692,100)
Net realized gain (loss) on sales of
  investments                                         3,125        8,552       (14,480)     (12,867)       2,721,276
Distributions from capital gains                     10,421           --            --           --               --
Net change in unrealized appreciation or
  depreciation of investments                        74,598       (3,660)      (67,322)     (16,608)     (28,156,897)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    86,580       (1,582)      (95,984)     (39,332)     (56,127,721)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        1,594,459      426,278     1,464,684    1,027,736    2,265,560,632
Net transfers(1)                                    220,007      192,945       294,065      106,195      574,158,723
Transfers for policy loans                               --           --            --           --         (188,465)
Adjustments to net assets allocated to
  contracts in payment period                            --           --            --           --         (514,658)
Contract charges                                       (179)         (73)         (148)        (189)     (14,448,350)
Contract terminations:
    Surrender benefits                              (42,576)      (4,151)      (10,521)     (13,250)     (61,028,426)
    Death benefits                                       --      (50,044)     (130,982)     (34,246)     (16,512,317)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    1,771,711      564,955     1,617,098    1,086,246    2,747,027,139
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   1,137,874      321,770       257,166      293,595    1,732,993,126
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $2,996,165     $885,143    $1,778,280   $1,340,509   $4,423,892,544
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            1,131,526      270,449       207,677      254,064    1,584,363,240
Contract purchase payments                        1,531,619      347,203     1,174,821      873,536    2,058,155,344
Net transfers(1)                                    200,573      162,619       235,412       92,748      514,546,341
Transfers for policy loans                               --           --            --           --         (171,610)
Contract charges                                       (169)         (62)         (127)        (174)     (13,387,930)
Contract terminations:
    Surrender benefits                              (40,162)      (3,279)       (8,614)     (11,648)     (55,464,722)
    Death benefits                                       --      (38,767)     (118,924)     (31,704)     (15,112,928)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  2,823,387      738,163     1,490,245    1,176,822    4,072,927,735
--------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 182    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                   VP             VP MOD           VP MOD           VP MOD           VP MOD
                                                  MOD,             AGGR,            AGGR,          CONSERV,         CONSERV,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              CL 4             CL 2             CL 4             CL 2             CL 4
 OPERATIONS
Investment income (loss) -- net             $  (105,753,467)  $  (18,853,259)  $  (64,412,082)  $   (8,868,256)  $  (31,026,461)
Net realized gain (loss) on sales of
  investments                                   133,484,565        1,227,058      110,367,314        2,060,489       40,621,726
Distributions from capital gains                         --               --               --               --               --
Net change in unrealized appreciation or
  depreciation of investments                   (85,113,845)     (65,055,187)    (205,202,717)       9,434,660       27,264,700
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (57,382,747)     (82,681,388)    (159,247,485)       2,626,893       36,859,965
-------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      118,303,025    1,548,819,538       98,046,130      514,770,554       30,280,076
Net transfers(1)                               (214,839,503)     236,668,553     (385,470,691)     351,219,659      195,891,612
Transfers for policy loans                          182,489         (126,863)         (38,416)         (45,837)          68,615
Adjustments to net assets allocated to
  contracts in payment period                    (8,199,808)       2,036,054       (3,418,139)        (650,782)      (5,584,876)
Contract charges                                (62,555,188)      (8,670,726)     (39,108,384)      (3,956,617)     (16,132,105)
Contract terminations:
    Surrender benefits                         (679,542,651)     (28,268,292)    (328,142,496)     (28,111,434)    (202,011,291)
    Death benefits                              (83,940,910)      (5,003,145)     (26,333,360)      (7,446,037)     (41,111,215)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (930,592,546)   1,745,455,119     (684,465,356)     825,779,506      (38,599,184)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              11,557,839,474      991,528,000    7,156,739,337      520,096,345    3,332,019,792
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $10,569,864,181   $2,654,301,731   $6,313,026,496   $1,348,502,744   $3,330,280,573
-------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year       10,566,948,821      891,746,819    6,431,039,211      486,156,330    3,111,864,848
Contract purchase payments                      107,009,564    1,386,314,947       87,557,150      476,807,391       27,951,906
Net transfers(1)                               (206,483,405)     203,354,695     (364,663,629)     322,877,872      179,316,331
Transfers for policy loans                          168,292         (117,006)         (36,804)         (42,594)          64,569
Contract charges                                (56,793,587)      (8,002,769)     (35,020,652)      (3,694,252)     (14,900,292)
Contract terminations:
    Surrender benefits                         (615,745,361)     (25,407,554)    (292,883,789)     (25,710,045)    (186,498,298)
    Death benefits                              (76,237,353)      (4,495,349)     (23,718,436)      (6,869,239)     (37,917,013)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              9,718,866,971    2,443,393,783    5,802,273,051    1,249,525,463    3,079,882,051
-------------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    183

STATEMENTS OF CHANGES IN NET ASSETS



                                                      VP MS        VP NFJ         VP NUVEEN       VP PTNRS    VP PTNRS
                                                   GLOBAL REAL    DIVD VAL,        WINSLOW         SM CAP      SM CAP
YEAR ENDED DEC. 31, 2011 (CONTINUED)                EST, CL 2       CL 2      LG CAP GRO, CL 2   GRO, CL 2   VAL, CL 2
 OPERATIONS
Investment income (loss) -- net                     $   67,269   $   (7,561)      $ (2,520)       $ (3,899)  $  (8,085)
Net realized gain (loss) on sales of investments       (35,014)         (16)          (154)          6,761     (41,025)
Distributions from capital gains                        28,984           --             --              --          --
Net change in unrealized appreciation or
  depreciation of investments                         (373,076)      28,508         (8,189)        (14,003)    (50,258)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (311,837)      20,931        (10,863)        (11,141)    (99,368)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           2,055,454      930,218        393,849         470,849     639,772
Net transfers(1)                                       264,119      352,322        136,825          63,634    (262,813)
Transfers for policy loans                                  --           --             --              --          --
Adjustments to net assets allocated to contracts
  in payment period                                         --           --             --              --          --
Contract charges                                          (239)        (129)           (15)            (41)       (174)
Contract terminations:
    Surrender benefits                                 (21,411)      (4,772)        (7,294)         (2,723)    (28,658)
    Death benefits                                     (21,994)     (29,799)            --         (49,054)         --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       2,275,929    1,247,840        523,365         482,665     348,127
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        839,999      168,102         34,230         119,935     452,850
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $2,804,091   $1,436,873       $546,732        $591,459   $ 701,609
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 702,334      143,249         27,668          92,988     367,841
Contract purchase payments                           1,746,465      782,020        313,706         360,805     516,548
Net transfers(1)                                       214,430      301,832        118,399          49,404    (256,929)
Transfers for policy loans                                  --           --             --              --          --
Contract charges                                          (225)        (114)           (13)            (33)       (164)
Contract terminations:
    Surrender benefits                                 (18,870)      (3,876)        (9,439)         (2,036)    (24,179)
    Death benefits                                     (19,161)     (24,512)            --         (35,164)         --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     2,624,973    1,198,599        450,321         465,964     603,117
----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 184    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                               VP PTNRS         VP PIMCO                            VP WF
                                              SM CAP VAL,       MORTGAGE         VP PYRAMIS    SHORT DURATION      WANGER
YEAR ENDED DEC. 31, 2011 (CONTINUED)             CL 3       BACKED SEC, CL 2   INTL EQ, CL 2     GOVT, CL 2         INTL
 OPERATIONS
Investment income (loss) -- net              $ (1,494,022)     $   (3,889)        $  3,589        $ (2,348)     $ 15,834,515
Net realized gain (loss) on sales of
  investments                                   6,102,542             888           (4,976)            912       (12,389,211)
Distributions from capital gains                       --          17,606            8,134           1,617         9,992,764
Net change in unrealized appreciation or
  depreciation of investments                 (13,816,553)         19,548          (72,980)          4,989       (75,765,979)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (9,208,033)         34,153          (66,233)          5,170       (62,327,911)
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      1,995,557         759,881          518,083         495,151         5,682,272
Net transfers(1)                              (23,106,147)        241,753           50,221         (67,009)      (37,794,420)
Transfers for policy loans                         21,943              --               --              --            (6,633)
Adjustments to net assets allocated to
  contracts in payment period                     (53,135)             --               --              --          (102,555)
Contract charges                                 (376,134)            (91)             (12)            (71)         (438,215)
Contract terminations:
    Surrender benefits                        (13,532,325)        (46,364)         (11,846)        (18,088)      (36,708,123)
    Death benefits                             (1,659,575)             --               --              --        (2,835,207)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                (36,709,816)        955,179          556,446         409,983       (72,202,881)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               197,265,671         446,675           78,377         402,378       458,488,585
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $151,347,822      $1,436,007         $568,590        $817,531      $323,957,793
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        106,424,676         445,642           66,191         400,604       199,413,566
Contract purchase payments                      1,201,319         741,394          458,945         490,710         2,902,557
Net transfers(1)                              (12,788,388)        236,407           48,401         (66,849)      (17,107,732)
Transfers for policy loans                          9,006              --               --              --             6,588
Contract charges                                 (215,038)            (87)             (12)            (71)         (201,279)
Contract terminations:
    Surrender benefits                         (7,300,732)        (44,866)         (10,020)        (17,846)      (15,806,567)
    Death benefits                               (952,953)             --               --              --        (1,307,910)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               86,377,890       1,378,490          563,505         806,548       167,899,223
----------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    185

STATEMENTS OF CHANGES IN NET ASSETS



                                                                 WF ADV          WF ADV         WF ADV         WF ADV
                                                 WANGER      VT INDEX ASSET    VT INTL EQ,     VT OPP,     VT SM CAP GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               USA         ALLOC, CL 2        CL 2           CL 2           CL 2
 OPERATIONS
Investment income (loss) -- net               $ (3,579,648)    $   695,295    $   (518,520)  $  (465,633)   $   (775,985)
Net realized gain (loss) on sales of
  investments                                    7,422,440        (222,834)      2,396,920       184,154       2,102,923
Distributions from capital gains                37,345,076              --       2,903,463            --              --
Net change in unrealized appreciation or
  depreciation of investments                  (55,601,899)      1,306,560     (13,726,538)     (978,445)     (6,401,488)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (14,414,031)      1,779,021      (8,944,675)   (1,259,924)     (5,074,550)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       5,692,849         440,095       1,008,594     1,299,718       2,904,320
Net transfers(1)                               (43,140,767)     (3,368,680)     (6,196,601)   28,373,367     (18,022,798)
Transfers for policy loans                          34,694          27,112           2,014        17,101           1,868
Adjustments to net assets allocated to
  contracts in payment period                     (145,445)        (11,512)        (15,734)      125,738          (7,979)
Contract charges                                  (405,171)        (28,323)        (96,109)      (44,535)        (54,390)
Contract terminations:
    Surrender benefits                         (36,961,636)     (3,959,568)     (6,457,878)   (4,801,115)     (7,298,040)
    Death benefits                              (2,884,094)       (516,580)       (644,687)     (416,706)       (531,721)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (77,809,570)     (7,417,456)    (12,400,401)   24,553,568     (23,008,740)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                441,908,083      36,092,798      74,526,363    51,585,277     100,081,392
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $349,684,482     $30,454,363    $ 53,181,287   $74,878,921    $ 71,998,102
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         240,629,120      29,126,578      57,744,964    34,392,724      68,151,085
Contract purchase payments                       3,378,713         350,920         866,755       933,359       2,012,323
Net transfers(1)                               (22,333,408)     (2,678,683)     (4,859,345)   22,980,659     (12,804,108)
Transfers for policy loans                          16,615          21,410           1,826        10,951           2,336
Contract charges                                  (220,324)        (22,452)        (84,498)      (30,888)        (38,196)
Contract terminations:
    Surrender benefits                         (19,348,224)     (3,143,031)     (4,999,219)   (3,280,476)     (5,068,671)
    Death benefits                              (1,628,943)       (409,118)       (542,421)     (284,586)       (365,741)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               200,493,549      23,245,624      48,128,062    54,721,743      51,889,028
-------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.




 186    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                    AB VPS          AB VPS          AB VPS         AB VPS        AC VP
                                               GLOBAL THEMATIC    GRO & INC,      INTL VAL,     LG CAP GRO,      INTL,
YEAR ENDED DEC. 31, 2010                          GRO, CL B          CL B            CL B           CL B          CL I
 OPERATIONS
Investment income (loss) -- net                  $   197,994     $ (1,008,823)  $   6,867,987    $  (23,120)  $   406,211
Net realized gain (loss) on sales of
  investments                                        252,172       (9,434,165)    (87,659,183)      (14,866)   (1,220,712)
Distributions from capital gains                          --               --              --            --            --
Net change in unrealized appreciation or
  depreciation of investments                      2,119,815       23,189,233      60,930,817       342,942     3,447,010
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        2,569,981       12,746,245     (19,860,379)      304,956     2,632,509
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           508,421        2,352,036      16,573,408       569,559       303,075
Net transfers(1)                                  (2,006,155)     (16,661,733)   (238,195,599)     (237,120)   (3,663,090)
Transfers for policy loans                            (3,778)          42,940         101,488           629        16,637
Adjustments to net assets allocated to
  contracts in payment period                        (30,468)         (21,568)       (129,298)           --         3,471
Contract charges                                     (14,707)         (98,797)       (853,810)       (1,971)      (10,706)
Contract terminations:
    Surrender benefits                            (1,223,076)      (8,576,912)    (31,446,228)     (150,667)   (3,952,876)
    Death benefits                                   (51,893)      (1,169,596)     (4,156,360)       (9,953)     (201,791)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (2,821,656)     (24,133,630)   (258,106,399)      170,477    (7,505,280)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   17,971,619      127,984,486     647,669,201     3,203,764    28,827,243
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $17,719,944     $116,597,101   $ 369,702,423    $3,679,197   $23,954,472
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            16,688,585      135,762,252     524,099,669     3,215,342    26,333,451
Contract purchase payments                           469,865        2,517,443      17,953,978       584,711       273,205
Net transfers(1)                                  (1,980,965)     (17,393,422)   (262,054,685)     (241,658)   (3,427,267)
Transfers for policy loans                            (3,661)          42,531          82,595           647        14,236
Contract charges                                     (13,616)        (103,245)       (767,825)       (1,996)       (9,799)
Contract terminations:
    Surrender benefits                            (1,106,037)      (8,807,747)    (22,918,389)     (153,273)   (3,544,300)
    Death benefits                                   (46,133)      (1,243,002)     (3,219,829)      (11,091)     (184,157)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  14,008,038      110,774,810     253,175,514     3,392,682    19,455,369
-------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    187

STATEMENTS OF CHANGES IN NET ASSETS



                                                     AC VP          AC VP          AC VP          AC VP          AC VP
                                                     INTL,       MID CAP VAL,      ULTRA,         VAL,           VAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 CL II          CL II          CL II          CL I           CL II
 OPERATIONS
Investment income (loss) -- net                   $   753,578   $     420,930   $  (137,111)  $    839,153   $  2,314,000
Net realized gain (loss) on sales of investments      478,027         797,337      (716,752)    (4,435,736)    (9,629,572)
Distributions from capital gains                           --              --            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                       4,760,256       9,495,889     4,628,198     10,778,322     29,785,042
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   5,991,861      10,714,156     3,774,335      7,181,739     22,469,470
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            767,304       8,617,116       535,190        835,121      5,384,091
Net transfers(1)                                   (5,168,611)   (172,589,015)      (16,783)    (6,800,508)   (12,186,996)
Transfers for policy loans                             14,846          (4,652)        3,280         28,673         37,482
Adjustments to net assets allocated to contracts
  in payment period                                   (13,048)        (11,589)         (368)        67,084        (27,327)
Contract charges                                      (43,598)       (406,743)      (27,835)       (26,116)      (162,357)
Contract terminations:
    Surrender benefits                             (4,161,078)     (5,036,214)   (2,045,865)   (10,129,522)   (13,008,132)
    Death benefits                                   (574,262)       (598,446)     (305,282)      (721,302)    (2,100,859)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (9,178,447)   (170,029,543)   (1,857,663)   (16,746,570)   (22,064,098)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    59,609,752     203,460,054    26,369,905     71,320,714    206,108,543
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $56,423,166   $  44,144,667   $28,286,577   $ 61,755,883   $206,513,915
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             48,290,885     204,863,181    28,447,676     47,183,790    169,378,185
Contract purchase payments                            604,673       7,822,976       560,370        539,716      4,802,282
Net transfers(1)                                   (4,333,015)   (167,208,843)       50,844     (4,475,816)    (9,618,725)
Transfers for policy loans                             11,198          (4,472)        3,648         18,354         23,663
Contract charges                                      (35,601)       (390,525)      (29,574)       (16,969)      (130,968)
Contract terminations:
    Surrender benefits                             (3,337,680)     (5,123,603)   (2,161,667)    (6,549,902)   (10,367,665)
    Death benefits                                   (471,211)       (575,794)     (321,485)      (470,107)    (1,707,431)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   40,729,249      39,382,920    26,549,812     36,229,066    152,379,341
-------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 188    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                    CALVERT        COL VP         COL VP         COL VP        COL VP
                                                       VP           BAL,        CASH MGMT,     CASH MGMT,     DIV BOND,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)              SRI BAL         CL 3         CL 2(2)          CL 3         CL 2(2)
 OPERATIONS
Investment income (loss) -- net                   $   139,692   $ (2,441,168)  $   (10,540)  $  (4,722,075)  $   (8,007)
Net realized gain (loss) on sales of investments     (531,081)    (5,085,805)           --         138,562          595
Distributions from capital gains                           --             --            --              --           --
Net change in unrealized appreciation or
  depreciation of investments                       3,203,682     33,411,227            --        (138,562)        (595)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   2,812,293     25,884,254       (10,540)     (4,722,075)      (8,007)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            614,397      3,877,166     6,812,173      52,824,512    3,333,130
Net transfers(1)                                   (1,958,419)   (21,786,691)   (2,931,783)   (140,400,885)     (33,864)
Transfers for policy loans                              2,141        196,450            --         513,820           --
Adjustments to net assets allocated to contracts
  in payment period                                    (8,149)      (495,113)           --        (921,627)          --
Contract charges                                      (25,154)      (216,641)           --        (397,777)          --
Contract terminations:
    Surrender benefits                             (1,968,783)   (25,479,905)      (69,661)   (122,905,777)     (40,011)
    Death benefits                                   (188,683)    (4,086,392)           --     (11,265,911)          --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (3,532,650)   (47,991,126)    3,810,729    (222,553,645)   3,259,255
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    27,571,546    264,040,866            --     644,738,245           --
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $26,851,189   $241,933,994   $ 3,800,189   $ 417,462,525   $3,251,248
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             28,365,851    221,592,312            --     554,428,142           --
Contract purchase payments                            603,184      3,266,575     6,808,915      48,538,439    3,272,896
Net transfers(1)                                   (1,979,578)   (19,860,531)   (2,939,594)   (126,357,609)     (36,171)
Transfers for policy loans                              1,881        141,111            --         437,927           --
Contract charges                                      (25,001)      (175,871)           --        (342,914)          --
Contract terminations:
    Surrender benefits                             (1,938,614)   (19,591,011)      (67,922)   (105,324,156)     (38,780)
    Death benefits                                   (189,406)    (3,368,730)           --      (9,866,781)          --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   24,838,317    182,003,855     3,801,399     361,513,048    3,197,945
-----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.

See accompanying notes to financial statements.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    189

STATEMENTS OF CHANGES IN NET ASSETS



                                                      COL VP          COL VP          COL VP        COL VP      COL VP
                                                    DIV BOND,      DIV EQ INC,     DIV EQ INC,     DYN EQ,      DYN EQ,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)                 CL 3          CL 2(2)           CL 3        CL 2(2)       CL 3
 OPERATIONS
Investment income (loss) -- net                  $    47,104,232    $   (1,952)  $   (15,073,879)  $   (79)  $ (4,121,591)
Net realized gain (loss) on sales of
  investments                                        247,666,173         1,408      (216,916,716)       70    (27,580,475)
Distributions from capital gains                              --            --                --        --             --
Net change in unrealized appreciation or
  depreciation of investments                        (90,148,394)       77,823       334,606,719     2,331     95,299,948
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    204,622,011        77,279       102,616,124     2,322     63,597,882
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           155,781,344     1,014,198        92,051,221    26,107      7,650,561
Net transfers(1)                                  (3,152,563,948)       84,940    (1,782,832,501)      (73)   (34,320,107)
Transfers for policy loans                                72,638            --           257,791        --        670,981
Adjustments to net assets allocated to
  contracts in payment period                         (2,147,284)           --        (1,127,449)       --       (826,577)
Contract charges                                      (7,273,101)           --        (4,317,914)       --       (937,445)
Contract terminations:
    Surrender benefits                              (164,376,776)       (5,900)     (112,200,136)   (1,533)   (46,301,770)
    Death benefits                                   (30,654,459)           --       (16,749,166)       --     (5,558,620)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (3,201,161,586)    1,093,238    (1,824,918,154)   24,501    (79,622,977)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    4,158,300,208            --     2,726,249,812        --    452,226,794
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 1,161,760,633    $1,170,517   $ 1,003,947,782   $26,823   $436,201,699
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             3,271,423,264            --     2,438,725,671        --    566,618,462
Contract purchase payments                           130,465,162       899,638        94,250,284    23,491      9,072,675
Net transfers(1)                                  (2,485,027,798)       74,828    (1,779,312,553)      (63)   (44,893,588)
Transfers for policy loans                                36,456            --           176,252        --        731,110
Contract charges                                      (5,732,639)           --        (4,016,750)       --     (1,190,210)
Contract terminations:
    Surrender benefits                              (115,164,209)       (5,016)      (84,193,146)   (1,356)   (52,619,751)
    Death benefits                                   (22,217,725)           --       (13,489,265)       --     (6,665,739)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     773,782,511       969,450       652,140,493    22,072    471,052,959
-------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.

See accompanying notes to financial statements.


 190    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                              COL VP           COL VP          COL VP           COL VP       COL VP GLOBAL
                                          EMER MKTS OPP,   EMER MKTS OPP,   GLOBAL BOND,     GLOBAL BOND,    INFLATION PROT
PERIOD ENDED DEC. 31, 2010 (CONTINUED)        CL 2(2)           CL 3           CL 2(2)           CL 3         SEC, CL 2(2)
 OPERATIONS
Investment income (loss) -- net             $   (1,916)     $   2,714,828    $   14,081    $    20,075,004     $   (2,367)
Net realized gain (loss) on sales of
  investments                                      274         17,864,905           (34)        20,651,073           (201)
Distributions from capital gains                    --                 --            --                 --             --
Net change in unrealized appreciation or
  depreciation of investments                  103,051         24,788,289       (15,809)       (39,422,100)        (7,347)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    101,409         45,368,022        (1,762)         1,303,977         (9,915)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                   1,700,091         22,035,548     1,660,720         52,315,891      1,184,388
Net transfers(1)                               204,742       (259,458,371)       35,339     (1,002,429,736)        33,133
Transfers for policy loans                          --            140,676            --            (14,861)            --
Adjustments to net assets allocated to
  contracts in payment period                       --           (202,785)           --           (696,838)            --
Contract charges                                    --           (996,325)           --         (2,448,961)            --
Contract terminations:
    Surrender benefits                         (10,760)       (38,825,134)       (1,586)       (57,012,085)       (16,744)
    Death benefits                                  --         (3,222,646)           --         (9,541,612)            --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                               1,894,073       (280,529,037)    1,694,473     (1,019,828,202)     1,200,777
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     --        657,160,553            --      1,428,993,482             --
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $1,995,482      $ 421,999,538    $1,692,711    $   410,469,257     $1,190,862
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              --        361,472,294            --      1,026,842,051             --
Contract purchase payments                   1,470,432         13,947,795     1,595,218         41,899,625      1,155,463
Net transfers(1)                               176,531       (174,793,940)       34,114       (776,324,762)        31,812
Transfers for policy loans                          --             70,205            --            (12,432)            --
Contract charges                                    --           (559,285)           --         (1,814,226)            --
Contract terminations:
    Surrender benefits                          (8,416)       (18,974,167)         (964)       (36,368,687)       (15,896)
    Death benefits                                  --         (1,710,951)           --         (6,490,548)            --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year             1,638,547        179,451,951     1,628,368        247,731,021      1,171,379
---------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.

See accompanying notes to financial statements.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    191

STATEMENTS OF CHANGES IN NET ASSETS


                                                   COL VP GLOBAL       COL VP         COL VP         COL VP       COL VP
                                                   INFLATION PROT     HI INC,        HI YIELD       HI YIELD     INC OPP,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)               SEC, CL 3          CL 2      BOND, CL 2(2)    BOND, CL 3     CL 2(2)
 OPERATIONS
Investment income (loss) -- net                   $    (1,260,467)  $ 6,434,674     $   (3,810)   $ 41,700,948   $ (1,624)
Net realized gain (loss) on sales of investments       21,180,011      (586,202)           206       3,220,107      2,089
Distributions from capital gains                          572,150            --             --              --         --
Net change in unrealized appreciation or
  depreciation of investments                          21,301,758     3,725,144         51,370      17,102,759     13,929
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      41,793,452     9,573,616         47,766      62,023,814     14,394
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             72,931,971     3,867,557      1,706,454       7,579,345    830,370
Net transfers(1)                                   (1,558,037,035)   (3,491,842)       340,872     (44,462,963)   (39,791)
Transfers for policy loans                                 (5,675)        4,400             --          52,162         --
Adjustments to net assets allocated to contracts
  in payment period                                      (728,876)       10,765             --        (961,810)        --
Contract charges                                       (3,596,140)     (122,689)            --        (318,445)        --
Contract terminations:
    Surrender benefits                                (48,581,431)   (5,439,723)        (5,751)    (53,474,152)    (1,624)
    Death benefits                                     (9,844,519)   (1,350,671)            --      (6,647,730)        --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (1,547,861,705)   (6,522,203)     2,041,575     (98,233,593)   788,955
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,785,469,297    92,024,220             --     537,691,390         --
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   279,401,044   $95,075,633     $2,089,341    $501,481,611   $803,349
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,530,203,463    79,836,582             --     348,000,332         --
Contract purchase payments                             62,545,772     3,206,088      1,615,441       5,207,480    790,215
Net transfers(1)                                   (1,310,531,100)   (2,951,749)       324,801     (27,822,516)   (39,000)
Transfers for policy loans                                 (5,232)        3,304             --          31,704         --
Contract charges                                       (3,054,873)     (101,170)            --        (197,691)        --
Contract terminations:
    Surrender benefits                                (40,801,552)   (4,470,476)        (4,947)    (32,355,483)      (868)
    Death benefits                                     (8,284,652)   (1,126,858)            --      (4,065,140)        --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      230,071,826    74,395,721      1,935,295     288,798,686    750,347
-------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.

See accompanying notes to financial statements.


 192    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                                       COL VP         COL VP       COL VP         COL VP        COL VP
                                                      INC OPP,      INTL OPP,     INTL OPP,    LG CAP GRO,    LG CAP GRO,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)                  CL 3         CL 2(2)        CL 3         CL 2(2)         CL 3
 OPERATIONS
Investment income (loss) -- net                   $    17,728,359    $   (838)  $    621,265     $   (591)   $ (1,243,298)
Net realized gain (loss) on sales of investments      164,666,843          33       (365,512)         880      (7,605,381)
Distributions from capital gains                               --          --             --           --              --
Net change in unrealized appreciation or
  depreciation of investments                        (130,417,313)     20,045     16,307,746       22,723      30,500,363
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      51,977,889      19,240     16,563,499       23,012      21,651,684
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             64,048,267     426,310      2,767,047      293,431       3,470,611
Net transfers(1)                                   (1,415,397,331)     43,588    (13,348,632)       5,708     (15,018,400)
Transfers for policy loans                                (18,210)         --        125,931           --          44,965
Adjustments to net assets allocated to contracts
  in payment period                                      (426,450)         --       (181,188)          --        (208,833)
Contract charges                                       (3,019,074)         --       (122,711)          --        (167,249)
Contract terminations:
    Surrender benefits                                (38,089,233)     (1,695)   (18,232,397)      (7,848)    (13,261,510)
    Death benefits                                     (7,801,131)         --     (1,844,725)          --      (1,612,657)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (1,400,703,162)    468,203    (30,836,675)     291,291     (26,753,073)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,564,362,360          --    163,378,151           --     155,167,654
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   215,637,087    $487,443   $149,104,975     $314,303    $150,066,265
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,240,487,789          --    153,422,637           --     263,512,068
Contract purchase payments                             50,732,854     371,581      2,590,403      261,525       5,277,961
Net transfers(1)                                   (1,105,849,134)     37,428    (13,698,528)       5,309     (25,515,035)
Transfers for policy loans                                (14,235)         --        107,202           --          70,292
Contract charges                                       (2,344,188)         --       (114,360)          --        (274,323)
Contract terminations:
    Surrender benefits                                (28,571,686)       (897)   (16,241,672)      (6,771)    (21,449,120)
    Death benefits                                     (5,929,445)         --     (1,838,052)          --      (2,787,130)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      148,511,955     408,112    124,227,630      260,063     218,834,713
-------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.

See accompanying notes to financial statements.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    193

STATEMENTS OF CHANGES IN NET ASSETS


                                                  COL VP             COL VP          COL VP         COL VP         COL VP
                                             LIMITED DURATION     MARSICO GRO,    MARSICO INTL    MID CAP GRO    MID CAP GRO
PERIOD ENDED DEC. 31, 2010 (CONTINUED)          CR, CL 2(2)           CL 1          OPP, CL 2    OPP, CL 2(2)     OPP, CL 3
 OPERATIONS
Investment income (loss) -- net                 $   (3,617)     $    (6,132,764)  $   (162,849)    $   (242)    $ (1,246,267)
Net realized gain (loss) on sales of
  investments                                        3,080          (33,947,676)    (6,870,243)          39        2,471,307
Distributions from capital gains                        --                   --             --           --               --
Net change in unrealized appreciation or
  depreciation of investments                       (1,316)          67,774,916     15,115,506       12,584       27,934,463
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (1,853)          27,694,476      8,082,414       12,381       29,159,503
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       1,348,931           70,777,376      2,376,436      102,156        3,024,310
Net transfers(1)                                   (76,850)      (1,529,787,605)   (10,268,939)      12,409       (5,478,948)
Transfers for policy loans                              --                9,951        (13,597)          --           84,608
Adjustments to net assets allocated to
  contracts in payment period                           --              (25,824)       (22,280)          --          (91,426)
Contract charges                                        --           (3,316,519)       (53,387)          --         (127,522)
Contract terminations:
    Surrender benefits                             (43,628)         (38,494,935)    (4,793,446)         (48)     (13,718,488)
    Death benefits                                      --           (6,948,335)      (424,717)          --       (1,406,035)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   1,228,453       (1,507,785,891)   (13,199,930)     114,517      (17,713,501)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         --        1,713,729,732     78,881,552           --      128,718,912
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $1,226,600      $   233,638,317   $ 73,764,036     $126,898     $140,164,914
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  --        1,831,326,765     85,819,490           --      114,747,012
Contract purchase payments                       1,329,113           72,584,708      2,517,797       88,560        2,609,402
Net transfers(1)                                   (73,614)      (1,641,121,539)   (11,548,280)      11,307       (4,210,880)
Transfers for policy loans                              --               11,219        (15,476)          --           84,594
Contract charges                                        --           (3,439,390)       (58,971)          --         (108,541)
Contract terminations:
    Surrender benefits                             (42,595)         (40,419,852)    (5,270,866)          --      (11,874,336)
    Death benefits                                      --           (7,282,538)      (454,579)          --       (1,199,339)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 1,212,904          211,659,373     70,989,115       99,867      100,047,912
----------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.

See accompanying notes to financial statements.


 194    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                                  COL VP          COL VP         COL VP          COL VP      COL VP SELECT
                                                MID CAP VAL    MID CAP VAL      S&P 500,     SELECT LG CAP       LG CAP
PERIOD ENDED DEC. 31, 2010 (CONTINUED)         OPP, CL 2(2)     OPP, CL 3         CL 3        VAL, CL 2(2)     VAL, CL 3
 OPERATIONS
Investment income (loss) -- net                  $   (503)    $  (1,393,644)  $ (1,245,774)     $   (369)     $  (162,472)
Net realized gain (loss) on sales of
  investments                                         614       (28,787,399)       242,110            40         (111,053)
Distributions from capital gains                       --                --             --            --               --
Net change in unrealized appreciation or
  depreciation of investments                      25,640        52,666,036     19,357,208        14,641        3,920,379
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        25,751        22,484,993     18,353,544        14,312        3,646,854
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        148,909         6,822,315      3,729,306       144,086          371,139
Net transfers(1)                                   83,781      (119,178,844)   (11,167,535)       30,466        9,895,575
Transfers for policy loans                             --            29,279        (56,673)           --            6,244
Adjustments to net assets allocated to
  contracts in payment period                          --           (36,853)       (92,396)           --           (5,030)
Contract charges                                       --          (314,702)      (114,853)           --          (15,333)
Contract terminations:
    Surrender benefits                               (299)       (8,658,180)   (12,042,263)         (104)      (1,506,946)
    Death benefits                                     --        (1,307,954)    (1,671,815)           --         (103,255)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    232,391      (122,644,939)   (21,416,229)      174,448        8,642,394
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        --       220,335,702    151,756,150            --       13,058,159
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $258,142     $ 120,175,756   $148,693,465      $188,760      $25,347,407
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 --       218,176,420    181,918,465            --       13,446,905
Contract purchase payments                        130,136         6,969,598      4,144,430       129,856          369,419
Net transfers(1)                                   74,368      (121,260,712)   (13,346,913)       27,122        9,581,519
Transfers for policy loans                             --            26,121        (63,295)           --            5,858
Contract charges                                       --          (304,658)      (134,390)           --          (14,846)
Contract terminations:
    Surrender benefits                               (213)       (7,799,622)   (14,115,420)          (31)      (1,424,318)
    Death benefits                                     --        (1,220,831)    (1,948,741)           --         (102,857)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  204,291        94,586,316    156,454,136       156,947       21,861,680
--------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.

See accompanying notes to financial statements.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    195

STATEMENTS OF CHANGES IN NET ASSETS


                                               COL VP           COL VP           COL VP            COL VP            CS
                                           SELECT SM CAP    SELECT SM CAP   SHORT DURATION,   SHORT DURATION,     COMMODITY
PERIOD ENDED DEC. 31, 2010 (CONTINUED)      VAL, CL 2(2)      VAL, CL 3         CL 2(2)             CL 3           RETURN
 OPERATIONS
Investment income (loss) -- net               $   (182)      $  (511,051)      $   (6,208)      $    369,677    $  5,190,875
Net realized gain (loss) on sales of
  investments                                       66        (1,998,889)             158            695,882      (4,888,974)
Distributions from capital gains                    --                --               --                 --              --
Net change in unrealized appreciation or
  depreciation of investments                    9,311        16,499,613           (1,149)         6,112,773      13,066,888
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      9,195        13,989,673           (7,199)         7,178,332      13,368,789
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                     131,586         1,305,083        2,506,732         13,997,344       2,991,874
Net transfers(1)                                14,033        (1,843,250)        (541,566)        (6,117,815)      3,322,111
Transfers for policy loans                          --            25,359               --             29,793          11,271
Adjustments to net assets allocated to
  contracts in payment period                       --            (4,089)              --           (495,712)        144,276
Contract charges                                    --           (51,082)              --           (220,581)        (56,544)
Contract terminations:
    Surrender benefits                             (48)       (5,487,859)         (13,141)       (34,272,456)     (7,271,496)
    Death benefits                                  --          (512,029)              --         (4,701,380)       (574,007)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 145,571        (6,567,867)       1,952,025        (31,780,807)     (1,432,515)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     --        59,042,887               --        345,898,636      89,247,216
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $154,766       $66,464,693       $1,944,826       $321,296,161    $101,183,490
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              --        43,222,203               --        275,348,728     100,552,858
Contract purchase payments                     109,586         1,079,416        2,495,924         12,373,935       3,437,900
Net transfers(1)                                11,852          (951,431)        (539,631)        (5,646,708)      3,426,536
Transfers for policy loans                          --            17,629               --             15,179          13,656
Contract charges                                    --           (35,368)              --           (173,646)        (65,503)
Contract terminations:
    Surrender benefits                              --        (3,682,279)         (12,654)       (26,703,859)     (8,363,848)
    Death benefits                                  --          (366,640)              --         (3,679,398)       (651,790)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               121,438        39,283,530        1,943,639        251,534,231      98,349,809
----------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.

See accompanying notes to financial statements.


 196    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                                  DREY VIF        EV VT          FID VIP         FID VIP        FID VIP
                                                  INTL EQ,    FLOATING-RATE    CONTRAFUND,     GRO & INC,     GRO & INC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                SERV           INC          SERV CL 2        SERV CL       SERV CL 2
 OPERATIONS
Investment income (loss) -- net                  $   34,944   $  15,778,431   $    (441,838)  $   (209,762)  $   (620,946)
Net realized gain (loss) on sales of
  investments                                      (272,912)     25,932,186     (93,194,365)    (5,506,404)    (4,635,578)
Distributions from capital gains                         --              --         216,856             --             --
Net change in unrealized appreciation or
  depreciation of investments                       861,428       3,879,008     159,742,494     14,965,116     24,859,190
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   623,460      45,589,625      66,323,147      9,248,950     19,602,666
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          604,737      40,083,802      29,567,663        920,982      2,287,359
Net transfers(1)                                   (500,151)   (683,380,830)   (333,429,101)    (8,538,021)   (18,477,849)
Transfers for policy loans                           (1,915)         (9,221)        (14,129)        (3,848)        20,570
Adjustments to net assets allocated to
  contracts in payment period                            --          38,154         (19,633)       (39,582)       (36,391)
Contract charges                                     (5,955)     (1,647,281)     (1,012,050)       (38,448)      (139,177)
Contract terminations:
    Surrender benefits                             (312,015)    (31,381,643)    (36,310,544)   (11,829,576)   (11,459,793)
    Death benefits                                  (63,031)     (5,812,826)     (4,104,173)    (1,000,283)    (2,088,406)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (278,330)   (682,109,845)   (345,321,967)   (20,528,776)   (29,893,687)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   7,624,238     884,458,994     791,181,505     85,041,637    171,003,099
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $7,969,368   $ 247,938,774   $ 512,182,685   $ 73,761,811   $160,712,078
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            7,910,206     828,277,758     841,695,744     91,709,778    168,181,247
Contract purchase payments                          648,116      36,533,672      30,079,981        973,381      2,201,037
Net transfers(1)                                   (545,290)   (615,667,345)   (354,317,423)    (9,119,904)   (18,036,840)
Transfers for policy loans                           (1,965)         (8,234)        (12,830)        (7,246)        16,474
Contract charges                                     (6,271)     (1,495,862)     (1,042,059)       (40,612)      (134,807)
Contract terminations:
    Surrender benefits                             (325,573)    (28,220,639)    (37,938,267)   (12,513,988)   (11,032,067)
    Death benefits                                  (65,060)     (5,244,300)     (4,271,913)    (1,061,705)    (2,056,631)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  7,614,163     214,175,050     474,193,233     69,939,704    139,138,413
-------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    197

STATEMENTS OF CHANGES IN NET ASSETS


                                                   FID VIP         FID VIP         FID VIP        FID VIP     FTVIPT FRANK
                                                  MID CAP,        MID CAP,        OVERSEAS,      OVERSEAS,     GLOBAL REAL
YEAR ENDED DEC. 31, 2010 (CONTINUED)               SERV CL        SERV CL 2        SERV CL       SERV CL 2      EST, CL 2
 OPERATIONS
Investment income (loss) -- net                 $ (1,171,604)  $   (6,456,065)  $    127,174   $    299,177   $  3,328,499
Net realized gain (loss) on sales of
  investments                                     10,546,288       (7,540,357)    (2,661,804)    (4,019,024)   (24,906,552)
Distributions from capital gains                     629,511        2,869,143         64,578        218,866             --
Net change in unrealized appreciation or
  depreciation of investments                     36,375,225      188,052,048      6,193,586     16,036,759     51,790,396
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       46,379,420      176,924,769      3,723,534     12,535,778     30,212,343
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         2,118,764       33,890,887        463,476      2,593,545      3,954,790
Net transfers(1)                                 (32,028,484)    (482,494,211)    (5,085,943)   (13,515,833)   (17,455,595)
Transfers for policy loans                           (29,423)         (42,834)           142         12,740        124,322
Adjustments to net assets allocated to
  contracts in payment period                        (18,649)         (38,954)       (74,275)       (29,400)       (11,125)
Contract charges                                     (87,413)      (1,537,209)       (14,976)       (91,819)      (143,021)
Contract terminations:
    Surrender benefits                           (28,923,023)     (47,891,030)    (5,847,957)    (7,472,386)   (13,260,482)
    Death benefits                                (1,456,374)      (6,536,115)      (324,042)    (1,142,475)    (1,659,199)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (60,424,602)    (504,649,466)   (10,883,575)   (19,645,628)   (28,450,310)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  205,621,358    1,036,330,592     43,185,087    129,326,025    170,846,851
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $191,576,176   $  708,605,895   $ 36,025,046   $122,216,175   $172,608,884
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            68,537,181      705,682,334     39,540,944    103,180,204    119,954,441
Contract purchase payments                           645,377       27,192,017        431,686      2,359,471      3,418,411
Net transfers(1)                                 (10,077,450)    (373,560,136)    (4,811,948)   (11,059,157)   (10,749,661)
Transfers for policy loans                            (9,301)         (31,558)           394         13,760         78,396
Contract charges                                     (26,775)      (1,057,140)       (13,985)       (74,605)       (94,998)
Contract terminations:
    Surrender benefits                            (8,668,944)     (25,777,941)    (5,403,153)    (5,933,364)    (8,380,953)
    Death benefits                                  (452,982)      (3,782,337)      (305,966)      (947,222)    (1,090,751)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  49,947,106      328,665,239     29,437,972     87,539,087    103,134,885
--------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 198    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                             FTVIPT FRANK        FTVIPT         GS VIT          GS VIT          GS VIT
                                              SM CAP VAL,    MUTUAL SHARES   MID CAP VAL,   STRUCTD SM CAP   STRUCTD U.S.
YEAR ENDED DEC. 31, 2010 (CONTINUED)              CL 2         SEC, CL 2         INST          EQ, INST        EQ, INST
 OPERATIONS
Investment income (loss) -- net               $   (200,932)   $  1,129,939   $   (633,518)    $   (33,559)   $    923,998
Net realized gain (loss) on sales of
  investments                                      153,545      (4,076,879)   (11,010,245)       (400,942)     (8,488,974)
Distributions from capital gains                        --              --             --              --              --
Net change in unrealized appreciation or
  depreciation of investments                   43,612,692      19,514,108     79,373,700       3,055,459      26,062,459
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     43,565,305      16,567,168     67,729,937       2,620,958      18,497,483
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       4,349,364       5,642,097      3,694,490         140,386       2,839,441
Net transfers(1)                               (23,029,258)    (14,304,142)   (39,657,748)       (821,301)    (18,635,572)
Transfers for policy loans                          32,148          32,624         65,092           9,662          20,892
Adjustments to net assets allocated to
  contracts in payment period                      (31,296)        (58,086)         9,794          (2,875)        (31,141)
Contract charges                                  (122,104)       (125,821)      (338,804)         (5,703)       (380,456)
Contract terminations:
    Surrender benefits                         (13,008,767)    (10,968,078)   (27,601,482)     (1,316,366)    (13,282,281)
    Death benefits                              (1,657,282)     (1,744,577)    (2,433,341)        (99,284)     (1,721,817)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (33,467,195)    (21,525,983)   (66,261,999)     (2,095,481)    (31,190,934)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                183,263,851     178,999,272    326,736,273      10,406,120     180,207,162
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $193,361,961    $174,040,457   $328,204,211     $10,931,597    $167,513,711
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         108,898,566     158,712,991    151,389,396       7,753,527     210,014,586
Contract purchase payments                       3,308,232       5,355,383      1,660,158          95,536       3,231,517
Net transfers(1)                               (12,513,172)    (12,195,190)   (17,210,223)       (586,077)    (21,172,134)
Transfers for policy loans                          20,951          28,366         23,777           6,876          24,225
Contract charges                                   (68,837)       (109,033)      (148,648)         (3,878)       (435,235)
Contract terminations:
    Surrender benefits                          (6,939,862)     (9,258,412)   (12,139,586)       (888,257)    (15,044,626)
    Death benefits                                (877,596)     (1,502,387)    (1,051,761)        (68,689)     (1,971,336)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                91,828,282     141,031,718    122,523,113       6,309,038     174,646,997
-------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    199

STATEMENTS OF CHANGES IN NET ASSETS



                                                    INVESCO        INVESCO       INVESCO       INVESCO        INVESCO
                                                 VI CAP APPR,   VI CAP APPR,   VI CAP DEV,   VI CAP DEV,    VI CORE EQ,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 SER I         SER II         SER I         SER II         SER I
 OPERATIONS
Investment income (loss) -- net                   $   (24,844)  $   (324,465)  $  (152,084)  $  (271,253)  $   (366,015)
Net realized gain (loss) on sales of
  investments                                      (3,230,846)    (1,284,468)     (250,160)   (1,322,578)     4,111,780
Distributions from capital gains                           --             --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                       6,104,889     14,862,908     3,246,608     6,384,619      5,400,077
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   2,849,199     13,253,975     2,844,364     4,790,788      9,145,842
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            362,360      1,015,991       223,038       648,295      1,806,715
Net transfers(1)                                   (3,032,300)    (8,606,043)   (2,564,823)   (5,853,993)    (5,624,269)
Transfers for policy loans                             29,659         20,595         5,328         2,052        250,159
Adjustments to net assets allocated to
  contracts in payment period                          (6,218)        (1,503)       (3,695)       (3,297)      (151,774)
Contract charges                                      (15,537)      (386,759)       (9,682)      (23,043)      (139,742)
Contract terminations:
    Surrender benefits                             (3,299,688)    (5,774,161)   (2,551,154)   (1,881,971)   (20,388,567)
    Death benefits                                   (248,596)      (736,202)     (217,364)     (191,235)    (1,496,203)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (6,210,320)   (14,468,082)   (5,118,352)   (7,303,192)   (25,743,681)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    25,047,908    104,160,856    19,893,721    33,383,822    135,401,629
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $21,686,787   $102,946,749   $17,619,733   $30,871,418   $118,803,790
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             32,040,575    122,706,172    12,958,770    29,643,956     72,540,562
Contract purchase payments                            455,937      1,180,712       140,906       587,583        977,748
Net transfers(1)                                   (3,884,948)    (9,764,571)   (1,639,478)   (5,028,590)    (3,043,366)
Transfers for policy loans                             37,332         22,327         2,797         1,485        136,080
Contract charges                                      (19,570)      (455,916)       (6,112)      (19,814)       (75,737)
Contract terminations:
    Surrender benefits                             (4,127,252)    (6,620,864)   (1,582,205)   (1,604,870)   (10,959,786)
    Death benefits                                   (315,596)      (856,734)     (137,911)     (165,518)      (824,506)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   24,186,478    106,211,126     9,736,767    23,414,232     58,750,995
-----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 200    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                                 INVESCO          INVESCO        INVESCO          INVESCO       JANUS ASPEN
                                             VI GLOBAL HLTH,    VI INTL GRO,     VI TECH,         VANK VI       ENTERPRISE,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              SER II           SER II         SER I      COMSTOCK, SER II       SERV
 OPERATIONS
Investment income (loss) -- net                $  (205,084)    $  (1,225,904)  $  (245,517)    $  (2,832,395)   $  (145,304)
Net realized gain (loss) on sales of
  investments                                     (544,058)      (70,577,501)      710,272       (85,503,348)      (477,502)
Distributions from capital gains                        --                --            --                --             --
Net change in unrealized appreciation or
  depreciation of investments                    1,545,624        29,377,162     5,220,907       116,005,067      4,480,673
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        796,482       (42,426,243)    5,685,662        27,669,324      3,857,867
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         752,634        31,005,338       390,841        23,164,023        296,199
Net transfers(1)                                  (805,391)     (611,558,665)    1,327,937      (446,652,905)    (1,862,932)
Transfers for policy loans                          (3,802)           (9,488)        4,406           (12,914)         8,144
Adjustments to net assets allocated to
  contracts in payment period                          (75)           (2,537)          (98)          (14,673)            --
Contract charges                                   (19,353)       (1,428,749)      (67,542)       (1,536,958)       (14,097)
Contract terminations:
    Surrender benefits                          (1,718,802)      (19,238,892)   (1,956,748)      (22,739,501)    (2,147,512)
    Death benefits                                (131,638)       (3,140,248)     (184,291)       (4,167,609)       (24,446)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (1,926,427)     (604,373,241)     (485,495)     (451,960,537)    (3,744,644)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 23,380,545       767,970,930    28,223,341       681,300,780     18,311,609
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $22,250,600     $ 121,171,446   $33,423,508     $ 257,009,567    $18,424,832
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          22,760,403       668,343,819    37,973,406       700,428,383     31,733,951
Contract purchase payments                         724,823        28,158,107       508,376        24,777,403        486,209
Net transfers(1)                                  (856,629)     (586,037,604)    1,724,341      (483,154,923)    (3,077,980)
Transfers for policy loans                          (3,725)           (9,513)        5,948           (12,662)        13,471
Contract charges                                   (18,994)       (1,261,809)      (90,218)       (1,527,838)       (23,157)
Contract terminations:
    Surrender benefits                          (1,692,350)      (16,146,914)   (2,468,031)      (21,594,106)    (3,449,359)
    Death benefits                                (128,427)       (2,743,677)     (242,834)       (4,058,125)       (41,199)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                20,785,101        90,302,409    37,410,988       214,858,132     25,641,936
---------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    201

STATEMENTS OF CHANGES IN NET ASSETS


                                               JANUS ASPEN     JANUS ASPEN      JANUS ASPEN    LM CB VAR       MFS INV
                                                  GLOBAL          JANUS,         OVERSEAS,    SM CAP GRO,    GRO STOCK,
YEAR ENDED DEC. 31, 2010 (CONTINUED)            TECH, SERV         SERV            SERV           CL I         SERV CL
 OPERATIONS
Investment income (loss) -- net                $  (186,761)  $    (5,472,589)  $   (498,609)   $  (71,001)  $   (466,580)
Net realized gain (loss) on sales of
  investments                                     (332,660)      (26,600,945)     7,125,258       126,622        169,457
Distributions from capital gains                        --                --             --            --             --
Net change in unrealized appreciation or
  depreciation of investments                    5,316,370        20,048,186     28,762,482     1,572,645      8,672,651
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      4,796,949       (12,025,348)    35,389,131     1,628,266      8,375,528
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         302,473        61,911,503      1,674,072       511,775      1,922,434
Net transfers(1)                                   198,841    (1,388,790,842)    (5,134,845)     (643,023)    (7,594,137)
Transfers for policy loans                          19,476            11,008        (22,913)          359         24,218
Adjustments to net assets allocated to
  contracts in payment period                      (37,863)           (1,637)           603            --        (12,207)
Contract charges                                   (14,958)       (2,969,576)       (87,867)       (6,744)       (61,672)
Contract terminations:
    Surrender benefits                          (2,232,387)      (25,410,276)   (16,064,368)     (376,733)    (7,087,953)
    Death benefits                                 (96,542)       (5,219,810)    (1,139,295)     (154,785)      (718,403)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (1,860,960)   (1,360,469,630)   (20,774,613)     (669,151)   (13,527,720)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 21,824,264     1,454,728,161    160,461,025     7,330,810     88,112,067
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $24,760,253   $    82,233,183   $175,075,543    $8,289,925   $ 82,959,875
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          47,873,432     1,711,480,734    110,780,865     8,674,215    125,304,930
Contract purchase payments                         629,453        72,359,526      1,048,717       575,955      2,301,712
Net transfers(1)                                   191,937    (1,659,453,317)    (3,538,549)     (735,185)   (11,127,909)
Transfers for policy loans                          40,579            11,498        (16,529)          536         38,228
Contract charges                                   (30,987)       (3,458,352)       (55,310)       (7,565)       (86,184)
Contract terminations:
    Surrender benefits                          (4,608,801)      (29,496,429)   (10,091,999)     (421,520)    (9,969,037)
    Death benefits                                (209,262)       (6,130,994)      (728,105)     (172,324)    (1,038,278)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                43,886,351        85,312,666     97,399,090     7,914,112    105,423,462
------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 202    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                                    MFS            MFS           MS UIF         MS UIF          NB AMT
                                                  NEW DIS,     UTILITIES,     GLOBAL REAL    MID CAP GRO,       INTL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              SERV CL        SERV CL       EST, CL II        CL II           CL S
 OPERATIONS
Investment income (loss) -- net                 $  (458,049)  $  4,959,273   $  12,214,607    $  (454,566)  $   1,211,678
Net realized gain (loss) on sales of
  investments                                       365,755     (3,411,212)    (31,468,683)      (809,663)    (49,798,795)
Distributions from capital gains                         --             --              --             --              --
Net change in unrealized appreciation or
  depreciation of investments                    16,692,409     24,053,603      26,653,423     15,501,356      36,056,941
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      16,600,115     25,601,664       7,399,347     14,237,127     (12,530,176)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          639,466      5,997,976      10,666,204      1,561,535      13,566,701
Net transfers(1)                                 (2,421,528)   (21,099,655)   (199,733,158)     2,032,626    (280,651,447)
Transfers for policy loans                           23,657         56,631          18,079          1,610           3,092
Adjustments to net assets allocated to
  contracts in payment period                        26,732        (16,704)         98,952         39,676          (2,558)
Contract charges                                    (43,043)      (166,908)       (486,089)       (35,397)       (635,254)
Contract terminations:
    Surrender benefits                           (4,263,646)   (15,206,551)     (8,063,239)    (3,602,225)     (5,413,995)
    Death benefits                                 (228,874)    (2,114,685)     (1,305,538)      (384,676)     (1,037,108)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (6,267,236)   (32,549,896)   (198,804,789)      (386,851)   (274,170,569)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  52,364,709    236,943,402     264,521,914     47,117,081     309,505,108
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $62,697,588   $229,995,170   $  73,116,472    $60,967,357   $  22,804,363
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           53,216,621    139,628,365     299,590,214     46,533,070     379,110,356
Contract purchase payments                          583,167      4,063,093      11,749,389      1,354,752      16,083,679
Net transfers(1)                                 (2,450,449)   (12,442,535)   (231,509,919)     1,472,668    (362,495,084)
Transfers for policy loans                           20,494         32,653          19,644          1,544           3,639
Contract charges                                    (39,939)       (99,444)       (538,424)       (31,615)       (774,923)
Contract terminations:
    Surrender benefits                           (3,883,914)    (8,485,637)     (8,784,942)    (3,199,275)     (6,758,462)
    Death benefits                                 (211,320)    (1,237,084)     (1,429,274)      (334,285)     (1,277,468)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 47,234,660    121,459,411      69,096,688     45,796,859      23,891,737
-------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    203

STATEMENTS OF CHANGES IN NET ASSETS


                                                  NB AMT           OPPEN        OPPEN GLOBAL    OPPEN MAIN ST      OPPEN
                                             SOC RESPONSIVE,    GLOBAL SEC     STRATEGIC INC      SM MID CAP        VAL
YEAR ENDED DEC. 31, 2010 (CONTINUED)               CL S          VA, SERV         VA, SRV          VA, SERV      VA, SERV
 OPERATIONS
Investment income (loss) -- net                 $  (26,832)    $    348,819   $   206,857,947    $   (338,531)  $   (5,013)
Net realized gain (loss) on sales of
  investments                                      (19,195)      (1,970,323)      (28,398,829)     (1,146,683)    (161,719)
Distributions from capital gains                        --               --                --              --           --
Net change in unrealized appreciation or
  depreciation of investments                      624,508       15,393,418         8,315,814      15,920,201      708,169
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        578,481       13,771,914       186,774,932      14,434,987      541,437
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         325,060        3,983,774        93,709,200       2,154,231      221,536
Net transfers(1)                                   328,458       (3,621,008)   (1,769,293,079)     (8,020,654)    (304,173)
Transfers for policy loans                         (16,194)          37,112            84,050          15,233        2,870
Adjustments to net assets allocated to
  contracts in payment period                           --          (12,217)         (122,240)         (9,119)          --
Contract charges                                    (2,930)         (75,173)       (4,247,709)        (53,834)      (3,226)
Contract terminations:
    Surrender benefits                             (96,899)      (7,194,480)     (109,667,300)     (4,934,990)    (231,275)
    Death benefits                                  (3,487)      (1,027,974)      (18,038,642)       (548,819)     (16,894)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     534,008       (7,909,966)   (1,807,575,720)    (11,397,952)    (331,162)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  2,360,290      101,815,668     2,606,148,542      73,523,240    4,443,201
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $3,472,779     $107,677,616   $   985,347,754    $ 76,560,275   $4,653,476
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           2,502,691       82,308,513     2,168,384,445      67,776,886    5,239,496
Contract purchase payments                         317,555        3,407,485        77,506,665       1,997,782      250,363
Net transfers(1)                                   322,553       (3,023,729)   (1,437,995,631)     (6,867,818)    (366,497)
Transfers for policy loans                         (14,950)          27,707            65,136          13,429        3,388
Contract charges                                    (2,943)         (59,804)       (3,437,237)        (46,943)      (3,729)
Contract terminations:
    Surrender benefits                             (94,840)      (5,554,341)      (84,239,515)     (4,136,684)    (272,535)
    Death benefits                                  (3,302)        (822,618)      (14,059,888)       (486,951)     (20,992)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 3,026,764       76,283,213       706,223,975      58,249,701    4,829,494
--------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 204    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                                   PIMCO              PUT VT           PUT VT        PUT VT          PUT VT
                                               VIT ALL ASSET,   GLOBAL HLTH CARE,     INTL EQ,      MULTI-CAP      MULTI-CAP
PERIOD ENDED DEC. 31, 2010 (CONTINUED)           ADVISOR CL           CL IB            CL IB       GRO, CL IA    GRO, CL IB(2)
 OPERATIONS
Investment income (loss) -- net               $    25,179,456      $   264,107      $   901,242   $   (429,702)   $   (73,165)
Net realized gain (loss) on sales of
  investments                                     (25,464,357)         182,748       (1,905,008)    (3,608,209)       131,971
Distributions from capital gains                           --               --               --             --             --
Net change in unrealized appreciation or
  depreciation of investments                      63,240,462         (184,979)       3,509,348     15,226,687      3,915,737
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        62,955,561          261,876        2,505,582     11,188,776      3,974,543
------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         54,499,432          326,136          393,404      1,328,675        145,887
Net transfers(1)                               (1,032,754,941)      (3,474,771)      (4,425,320)    (2,446,926)    30,465,480
Transfers for policy loans                            (56,196)          15,181           16,746        176,878          4,656
Adjustments to net assets allocated to
  contracts in payment period                         463,073           (2,774)          (2,892)       (67,978)        58,881
Contract charges                                   (2,329,161)         (22,005)         (24,398)       (95,396)        (8,809)
Contract terminations:
    Surrender benefits                            (32,567,132)      (1,542,079)      (2,231,231)   (10,477,169)    (1,203,267)
    Death benefits                                 (5,955,807)        (197,185)        (209,724)      (728,742)       (91,564)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (1,018,700,732)      (4,897,497)      (6,483,415)   (12,310,658)    29,371,264
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 1,199,776,049       26,090,705       36,019,319     71,207,360             --
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $   244,030,878      $21,455,084      $32,041,486   $ 70,085,478    $33,345,807
------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          1,054,508,354       23,152,854       29,797,644     57,178,024             --
Contract purchase payments                         46,444,068          291,731          329,022      1,050,293        136,202
Net transfers(1)                                 (874,047,668)      (3,151,720)      (3,766,024)    (1,981,365)    30,510,722
Transfers for policy loans                            (47,702)          13,615           14,033        141,118          4,544
Contract charges                                   (1,991,500)         (19,787)         (20,688)       (75,368)        (8,263)
Contract terminations:
    Surrender benefits                            (27,482,458)      (1,374,961)      (1,870,409)    (8,212,582)    (1,123,934)
    Death benefits                                 (5,012,444)        (177,390)        (181,124)      (585,527)       (84,948)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  192,370,650       18,734,342       24,302,454     47,514,593     29,434,323
------------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


(2)    For the period Sept. 24, 2010 (commencement of operations) to Dec. 31,
       2010.

See accompanying notes to financial statements.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    205

STATEMENTS OF CHANGES IN NET ASSETS


                                                      ROYCE                          VP              VP           VP AC
                                                   MICRO-CAP,      THIRD AVE        AGGR,           AGGR,       DIV BOND,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)              INVEST CL         VAL          CL 2(2)         CL 4(2)       CL 2(3)
 OPERATIONS
Investment income (loss) -- net                   $    526,891   $  1,622,032   $   (473,599)  $   (9,360,352)   $ (1,544)
Net realized gain (loss) on sales of investments     2,259,898     (3,828,773)       109,783        6,107,532        (740)
Distributions from capital gains                            --             --             --               --          --
Net change in unrealized appreciation or
  depreciation of investments                       12,149,134      8,458,141     15,983,853      255,225,133      (8,688)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   14,935,923      6,251,400     15,620,037      251,972,313     (10,972)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             550,125        757,635    148,930,242       24,073,001     745,862
Net transfers(1)                                    (5,866,785)    (8,577,676)    44,667,837    1,593,345,660      36,049
Transfers for policy loans                              23,815         31,449         12,878           (8,242)         --
Adjustments to net assets allocated to contracts
  in payment period                                      9,047        (29,711)         2,374          (59,262)         --
Contract charges                                       (21,644)       (22,731)       (15,614)      (5,992,587)         --
Contract terminations:
    Surrender benefits                              (8,394,116)    (7,197,384)      (515,452)     (39,922,340)    (19,427)
    Death benefits                                    (463,598)      (475,148)            --       (2,290,224)         --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (14,163,156)   (15,513,566)   193,082,265    1,569,146,006     762,484
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     61,287,688     62,619,736             --               --          --
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 62,060,455   $ 53,357,570   $208,702,302   $1,821,118,319    $751,512
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
                                                  ------------   ------------   ------------   --------------    --------
Units outstanding at beginning of year              20,125,077     24,897,028             --               --          --
Contract purchase payments                             169,750        299,142    142,913,365       23,688,625     734,138
Net transfers(1)                                    (1,820,764)    (3,451,004)    43,583,589    1,646,541,101      33,714
Transfers for policy loans                               7,393         12,489         12,507          (13,497)         --
Contract charges                                        (6,721)        (9,088)       (15,059)      (5,859,979)         --
Contract terminations:
    Surrender benefits                              (2,538,792)    (2,825,952)      (490,414)     (38,848,199)    (18,641)
    Death benefits                                    (143,704)      (188,099)            --       (2,190,223)         --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    15,792,239     18,734,516    186,003,988    1,623,317,828     749,211
-------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


(2)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.

(3)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.

See accompanying notes to financial statements.


 206    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                                    VP AC       VP COL        VP COL          VP              VP
                                                    GRO,     WANGER INTL    WANGER US      CONSERV,        CONSERV,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)             CL 2(2)   EQ, CL 2(2)   EQ, CL 2(2)      CL 2(3)         CL 4(3)
 OPERATIONS
Investment income (loss) -- net                   $   (302)   $   (1,398)    $ (1,159)   $   (575,375)  $   (8,631,376)
Net realized gain (loss) on sales of investments       484         3,020          540         237,806        6,895,691
Distributions from capital gains                        --            --           --              --               --
Net change in unrealized appreciation or
  depreciation of investments                       11,955        84,373       71,758       4,999,406       80,730,367
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   12,137        85,995       71,139       4,661,837       78,994,682
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          93,195     1,089,398      527,447     118,278,678       14,899,237
Net transfers(1)                                    75,819        46,322       91,587      65,621,819    1,402,459,508
Transfers for policy loans                              --            --           --           4,471          (42,351)
Adjustments to net assets allocated to contracts
  in payment period                                     --            --           --         (24,789)      (2,778,537)
Contract charges                                        --            --           --         (34,305)      (4,410,305)
Contract terminations:
    Surrender benefits                                 (70)       (4,075)        (769)     (4,114,301)     (70,538,238)
    Death benefits                                      --            --           --        (299,575)      (8,638,360)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     168,944     1,131,645      618,265     179,431,998    1,330,950,954
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         --            --           --              --               --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $181,081    $1,217,640     $689,404    $184,093,835   $1,409,945,636
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  --            --           --              --               --
Contract purchase payments                          81,164       970,166      454,273     115,700,626       14,732,602
Net transfers(1)                                    68,520        40,002       80,409      64,827,897    1,416,847,020
Transfers for policy loans                              --            --           --           4,158          (41,145)
Contract charges                                        --            --           --         (33,551)      (4,330,874)
Contract terminations:
    Surrender benefits                                  --        (2,846)        (537)     (4,004,712)     (69,244,963)
    Death benefits                                      --            --           --        (289,990)      (8,434,296)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   149,684     1,007,322      534,145     176,204,428    1,349,528,344
----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.

(3)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    207

STATEMENTS OF CHANGES IN NET ASSETS


                                                   VP DAVIS        VP DAVIS        VP DFA        VP EV           VP GS
                                                 NY VENTURE,     NY VENTURE,     INTL VAL,   FLOATING RATE   MID CAP VAL,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)             CL 2(2)           CL 3         CL 2(2)     INC, CL 2(2)      CL 2(2)
 OPERATIONS
Investment income (loss) -- net                    $ (1,020)   $    (5,959,595)   $  1,110     $   (3,794)     $   (896)
Net realized gain (loss) on sales of
  investments                                           462         33,452,476         206            276         1,343
Distributions from capital gains                         --                 --          --             --            --
Net change in unrealized appreciation or
  depreciation of investments                        40,017        (65,360,617)     22,193         30,874        41,368
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    39,459        (37,867,736)     23,509         27,356        41,815
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          319,953         65,308,756     313,776      1,216,071       379,027
Net transfers(1)                                     91,815     (1,449,781,491)    166,062        407,350        83,484
Transfers for policy loans                               --            (15,725)         --             --            --
Adjustments to net assets allocated to
  contracts in payment period                            --           (348,902)         --             --            --
Contract charges                                         --         (3,178,387)         --             --            --
Contract terminations:
    Surrender benefits                                 (503)       (25,254,664)       (632)        (4,728)         (572)
    Death benefits                                       --         (5,206,547)         --             --            --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      411,265     (1,418,476,960)    479,206      1,618,693       461,939
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          --      1,518,918,654          --             --            --
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $450,724    $    62,573,958    $502,715     $1,646,049      $503,754
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   --      1,684,962,624          --             --            --
Contract purchase payments                          302,206         70,650,068     280,496      1,173,735       335,243
Net transfers(1)                                     85,655     (1,655,433,687)    145,358        393,284        74,628
Transfers for policy loans                               --            (17,980)         --             --            --
Contract charges                                         --         (3,453,674)         --             --            --
Contract terminations:
    Surrender benefits                                 (382)       (27,691,465)       (201)        (2,096)         (424)
    Death benefits                                       --         (5,782,100)         --             --            --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    387,479         63,233,786     425,653      1,564,923       409,447
-------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.

See accompanying notes to financial statements.


 208    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                                      VP GS      VP INVESCO     VP JPM      VP JENNISON        VP
                                                  MID CAP VAL,    INTL GRO,   CORE BOND,      MID CAP        MARSICO
PERIOD ENDED DEC. 31, 2010 (CONTINUED)                CL 3         CL 2(2)      CL 2(2)    GRO, CL 2(2)   GRO, CL 2(2)
 OPERATIONS
Investment income (loss) -- net                    $  (111,860)   $   (325)   $   (2,307)    $   (696)      $   (540)
Net realized gain (loss) on sales of investments      (215,119)        249        (1,532)          15            735
Distributions from capital gains                            --          --            --           --             --
Net change in unrealized appreciation or
  depreciation of investments                        2,831,843      18,357        (9,447)      28,459         22,337
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    2,504,864      18,281       (13,286)      27,778         22,532
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             383,210     355,154     1,076,629      250,964        195,840
Net transfers(1)                                      (378,263)     36,183        75,153       43,145         39,076
Transfers for policy loans                             (13,681)         --            --           --             --
Adjustments to net assets allocated to contracts
  in payment period                                     (1,693)         --            --           --             --
Contract charges                                       (12,802)         --            --           --             --
Contract terminations:
    Surrender benefits                                (918,006)     (2,921)         (622)        (117)          (282)
    Death benefits                                    (127,645)         --            --           --             --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (1,068,880)    388,416     1,151,160      293,992        234,634
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     12,879,055          --            --           --             --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $14,315,039    $406,697    $1,137,874     $321,770       $257,166
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              11,505,750          --            --           --             --
Contract purchase payments                             345,791     319,826     1,059,178      231,579        173,528
Net transfers(1)                                      (268,000)     31,886        72,448       38,921         34,313
Transfers for policy loans                             (11,870)         --            --           --             --
Contract charges                                       (10,781)         --            --           --             --
Contract terminations:
    Surrender benefits                                (773,677)     (2,027)         (100)         (51)          (164)
    Death benefits                                    (111,473)         --            --           --             --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    10,675,740     349,685     1,131,526      270,449        207,677
----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.

(3)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    209

STATEMENTS OF CHANGES IN NET ASSETS


                                                 VP MFS          VP                VP            VP MOD          VP MOD
                                                  VAL,          MOD,              MOD,            AGGR,           AGGR,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)           CL 2(2)       CL 2(3)          CL 4(3)          CL 2(3)         CL 4(3)
 OPERATIONS
Investment income (loss) -- net                 $   (690)  $   (4,458,274)  $   (63,571,414)  $ (2,438,058)  $  (37,723,573)
Net realized gain (loss) on sales of
  investments                                        372          447,967        23,317,661        275,747       16,278,452
Distributions from capital gains                      --               --                --             --               --
Net change in unrealized appreciation or
  depreciation of investments                     21,004       94,899,394     1,192,820,220     67,979,145      875,782,997
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       20,686       90,889,087     1,152,566,467     65,816,834      854,337,876
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       265,997    1,282,267,148       118,832,595    733,351,874       81,614,864
Net transfers(1)                                  10,829      371,556,132    10,729,013,689    196,176,339    6,427,712,067
Transfers for policy loans                            --         (219,438)          154,048       (151,804)        (164,046)
Adjustments to net assets allocated to
  contracts in payment period                         --          (97,702)       (4,289,698)         4,752         (882,708)
Contract charges                                      --         (101,570)      (38,048,690)       (71,529)     (22,839,258)
Contract terminations:
    Surrender benefits                            (3,917)     (10,986,861)     (361,840,863)    (3,169,495)    (170,650,827)
    Death benefits                                    --         (313,670)      (38,548,074)      (428,971)     (12,388,631)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   272,909    1,642,104,039    10,405,273,007    925,711,166    6,302,401,461
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       --               --                --             --               --
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $293,595   $1,732,993,126   $11,557,839,474   $991,528,000   $7,156,739,337
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                --               --                --             --               --
Contract purchase payments                       247,460    1,234,514,922       116,856,585    704,966,304       80,058,980
Net transfers(1)                                  10,020      360,920,021    10,872,230,136    190,348,839    6,549,756,193
Transfers for policy loans                            --         (212,076)          144,671       (142,515)        (165,576)
Contract charges                                      --          (96,982)      (36,962,238)       (68,616)     (22,200,340)
Contract terminations:
    Surrender benefits                            (3,416)     (10,470,444)     (348,263,929)    (2,954,110)    (164,561,495)
    Death benefits                                    --         (292,201)      (37,056,404)      (403,083)     (11,848,551)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 254,064    1,584,363,240    10,566,948,821    891,746,819    6,431,039,211
---------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.

(3)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


 210    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                                  VP MOD          VP MOD           VP MS        VP NFJ         VP NUVEEN
                                                 CONSERV,        CONSERV,       GLOBAL REAL   DIVD VAL,         WINSLOW
PERIOD ENDED DEC. 31, 2010 (CONTINUED)            CL 2(2)         CL 4(2)      EST, CL 2(3)    CL 2(3)    LG CAP GRO, CL 2(3)
 OPERATIONS
Investment income (loss) -- net                $ (1,462,630)  $  (19,186,173)    $ (1,444)     $   (397)        $   (77)
Net realized gain (loss) on sales of
  investments                                       204,404       10,273,872          137         2,459               4
Distributions from capital gains                         --               --           --            --              --
Net change in unrealized appreciation or
  depreciation of investments                    21,991,353      265,643,577       34,068        11,188           3,168
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      20,733,127      256,731,276       32,761        13,250           3,095
-----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      354,928,997       32,202,254      751,678       138,270          30,991
Net transfers(1)                                149,190,866    3,185,976,031       56,270        16,954           2,246
Transfers for policy loans                         (109,950)          96,251           --            --              --
Adjustments to net assets allocated to
  contracts in payment period                         4,757       (2,303,716)          --            --              --
Contract charges                                    (53,694)      (9,885,283)          --            --              --
Contract terminations:
    Surrender benefits                           (3,864,637)    (111,030,052)        (710)         (372)         (2,102)
    Death benefits                                 (733,121)     (19,766,969)          --            --              --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  499,363,218    3,075,288,516      807,238       154,852          31,135
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          --               --           --            --              --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $520,096,345   $3,332,019,792     $839,999      $168,102         $34,230
-----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   --               --           --            --              --
Contract purchase payments                      344,622,516       31,719,434      654,480       128,449          27,481
Net transfers(1)                                146,114,386    3,216,347,420       47,974        15,070           1,903
Transfers for policy loans                         (106,446)          94,526           --            --              --
Contract charges                                    (51,755)      (9,630,074)          --            --              --
Contract terminations:
    Surrender benefits                           (3,721,973)    (107,648,550)        (120)         (270)         (1,716)
    Death benefits                                 (700,398)     (19,017,908)          --            --              --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                486,156,330    3,111,864,848      702,334       143,249          27,668
-----------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


(2)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


(3)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.


See accompanying notes to financial statements.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    211

STATEMENTS OF CHANGES IN NET ASSETS


                                                 VP PTNRS       VP PTNRS        VP PTNRS          VP PIMCO      VP PYRAMIS
                                                  SM CAP         SM CAP        SM CAP VAL,    MORTGAGE BACKED    INTL EQ,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)         GRO, CL 2(2)   VAL, CL 2(2)        CL 3          SEC, CL 2(2)      CL 2(2)
 OPERATIONS
Investment income (loss) -- net                  $   (277)      $   (774)    $   (5,113,382)      $ (1,228)       $    62
Net realized gain (loss) on sales of
  investments                                         170            230         35,574,881             46              8
Distributions from capital gains                       --             --                 --             --             --
Net change in unrealized appreciation or
  depreciation of investments                      12,932         37,694         61,980,852           (620)         1,328
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        12,825         37,150         92,442,351         (1,802)         1,398
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         95,867        398,831         42,615,230        368,866         68,603
Net transfers(1)                                   11,280         20,529       (993,833,890)        80,301         10,991
Transfers for policy loans                             --             --             17,475             --             --
Adjustments to net assets allocated to
  contracts in payment period                          --             --           (337,851)            --             --
Contract charges                                       --             --         (2,353,330)            --             --
Contract terminations:
    Surrender benefits                                (37)        (3,660)       (26,803,661)          (690)        (2,615)
    Death benefits                                     --             --         (4,586,346)            --             --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    107,110        415,700       (985,282,373)       448,477         76,979
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        --             --      1,090,105,693             --             --
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $119,935       $452,850     $  197,265,671       $446,675        $78,377
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 --             --        942,972,799             --             --
Contract purchase payments                         83,417        352,444         40,000,053        366,251         58,632
Net transfers(1)                                    9,571         18,491       (852,575,011)        79,486          9,575
Transfers for policy loans                             --             --              6,274             --             --
Contract charges                                       --             --         (1,917,581)            --             --
Contract terminations:
    Surrender benefits                                 --         (3,094)       (18,560,550)           (95)        (2,016)
    Death benefits                                     --             --         (3,501,308)            --             --
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   92,988        367,841        106,424,676        445,642         66,191
--------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.

See accompanying notes to financial statements.


 212    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                                  VP WF                                            WF ADV           WF ADV VT
                                             SHORT DURATION       WANGER          WANGER          VT INDEX           INTL EQ,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)        GOVT, CL 2(2)        INTL            USA        ASSET ALLOC, CL 2        CL 2
 OPERATIONS
Investment income (loss) -- net                 $ (1,034)     $   4,962,327   $  (4,767,576)     $   338,440      $   2,600,409
Net realized gain (loss) on sales of
  investments                                         62          6,742,337      (3,736,335)      (1,446,348)        40,045,958
Distributions from capital gains                      --                 --              --               --         10,310,660
Net change in unrealized appreciation or
  depreciation of investments                        556         62,797,496      99,405,079        5,321,932        (93,468,141)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (416)        74,502,160      90,901,168        4,214,024        (40,511,114)
-------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       372,549         30,244,877      22,095,766          475,588         32,648,150
Net transfers(1)                                  31,198       (493,576,175)   (373,510,401)      (5,140,771)      (648,685,388)
Transfers for policy loans                            --             63,410          25,307           25,586             22,893
Adjustments to net assets allocated to
  contracts in payment period                         --              3,990         (27,352)         (10,662)             2,057
Contract charges                                      --         (1,435,102)     (1,095,318)         (32,000)        (1,480,749)
Contract terminations:
    Surrender benefits                              (953)       (39,928,258)    (37,815,524)      (4,257,095)       (16,601,414)
    Death benefits                                    --         (4,487,853)     (4,261,197)        (505,848)        (3,169,607)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   402,794       (509,115,111)   (394,588,719)      (9,445,202)      (637,264,058)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       --        893,101,536     745,595,634       41,323,976        752,301,535
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $402,378      $ 458,488,585   $ 441,908,083      $36,092,798      $  74,526,363
-------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                --        578,943,891     573,989,599       37,522,349        775,672,419
Contract purchase payments                       370,059         23,853,121      20,039,493          417,558         36,277,981
Net transfers(1)                                  30,970       (379,740,094)   (325,388,207)      (4,615,908)      (734,009,329)
Transfers for policy loans                            --             28,197          13,570           22,493             16,133
Contract charges                                      --           (964,524)       (870,006)         (28,383)        (1,538,114)
Contract terminations:
    Surrender benefits                              (425)       (20,123,920)    (24,215,563)      (3,742,283)       (15,463,537)
    Death benefits                                    --         (2,583,105)     (2,939,766)        (449,248)        (3,210,589)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 400,604        199,413,566     240,629,120       29,126,578         57,744,964
-------------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.

See accompanying notes to financial statements.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    213

STATEMENTS OF CHANGES IN NET ASSETS


                                                                         WF ADV VT      WF ADV VT
                                                                            OPP,       SM CAP GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                                        CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net                                         $   (47,908)  $   (783,167)
Net realized gain (loss) on sales of investments                         (1,092,237)    (1,038,727)
Distributions from capital gains                                                 --             --
Net change in unrealized appreciation or depreciation of investments     11,072,855     22,371,647
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           9,932,710     20,549,753
--------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                                1,087,682      3,397,304
Net transfers(1)                                                         (3,354,743)    (1,098,100)
Transfers for policy loans                                                   16,852         13,701
Adjustments to net assets allocated to contracts in payment period          (11,265)          (318)
Contract charges                                                            (38,574)       (56,205)
Contract terminations:
    Surrender benefits                                                   (3,220,589)    (6,837,390)
    Death benefits                                                         (415,508)      (527,357)
--------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           (5,936,145)    (5,108,365)
--------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          47,588,712     84,640,004
--------------------------------------------------------------------------------------------------
Net assets at end of year                                               $51,585,277   $100,081,392
--------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   38,815,701     72,340,593
Contract purchase payments                                                  895,567      2,718,923
Net transfers(1)                                                         (2,578,641)    (1,097,670)
Transfers for policy loans                                                   12,518         11,343
Contract charges                                                            (29,667)       (44,723)
Contract terminations:
    Surrender benefits                                                   (2,400,195)    (5,360,936)
    Death benefits                                                         (322,559)      (416,445)
--------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         34,392,724     68,151,085
--------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 214    RIVERSOURCE VARIABLE ACCOUNT 10

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION



RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

RiverSource Retirement Advisor Variable Annuity(R) (RAVA)

RiverSource Retirement Advisor Variable Annuity(R) - Band 3 (RAVA Band 3)*

RiverSource Retirement Advisor Advantage(R) Variable Annuity (RAVA Advantage) RiverSource Retirement Advisor Select(R) Variable Annuity (RAVA Select)

RiverSource Retirement Advisor Advantage(R) Variable Annuity - Band 3 (RAVA Advantage Band 3)*

RiverSource Retirement Advisor Advantage Plus(R) Variable Annuity (RAVA Advantage Plus)
RiverSource Retirement Advisor Select Plus(R) Variable Annuity (RAVA Select
Plus)
RiverSource Retirement Advisor 4 Advantage(R) Variable Annuity (RAVA 4
Advantage)
RiverSource Retirement Advisor 4 Select(R) Variable Annuity (RAVA 4 Select) RiverSource Retirement Advisor 4 Access(R) Variable Annuity (RAVA 4 Access)

RiverSource(R) RAVA 5 Advantage Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012)


RiverSource(R) RAVA 5 Select Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012)


RiverSource(R) RAVA 5 Access Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 30, 2012)


RiverSource(R) RAVA 5 Advantage Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)


RiverSource(R) RAVA 5 Select Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)


RiverSource(R) RAVA 5 Access Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)

RiverSource(R) Flexible Portfolio Annuity (FPA)

RiverSource(R) Retirement Group Annuity Contract I (Retirement GAC I)


RiverSource(R) Retirement Group Annuity Contract II (Retirement GAC II)


   * New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts.




DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
AB VPS Global Thematic Gro, Cl B   AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B            AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I                   American Century VP International, Class I
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Mid Cap Val, Cl II           American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II                 American Century VP Ultra(R), Class II
AC VP Val, Cl I                    American Century VP Value, Class I
AC VP Val, Cl II                   American Century VP Value, Class II
Calvert VP SRI Bal                 Calvert VP SRI Balanced Portfolio
Col VP Bal, Cl 3                   Columbia Variable Portfolio - Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 2             Columbia Variable Portfolio - Cash Management Fund (Class 2)
Col VP Cash Mgmt, Cl 3             Columbia Variable Portfolio - Cash Management Fund (Class 3)
Col VP Div Bond, Cl 2              Columbia Variable Portfolio - Diversified Bond Fund (Class 2)

-






                                         RIVERSOURCE VARIABLE ACCOUNT 10    215

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
Col VP Div Bond, Cl 3              Columbia Variable Portfolio - Diversified Bond Fund (Class 3)
Col VP Div Eq Inc, Cl 2            Columbia Variable Portfolio - Diversified Equity Income Fund (Class 2)
Col VP Div Eq Inc, Cl 3            Columbia Variable Portfolio - Diversified Equity Income Fund (Class 3)
Col VP Dyn Eq, Cl 2                Columbia Variable Portfolio - Dynamic Equity Fund (Class 2)
Col VP Dyn Eq, Cl 3                Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)
Col VP Emer Mkts Opp, Cl 2         Columbia Variable Portfolio - Emerging Markets Opportunity Fund (Class 2)
Col VP Emer Mkts Opp, Cl 3         Columbia Variable Portfolio - Emerging Markets Opportunity Fund (Class 3)
Col VP Global Bond, Cl 2           Columbia Variable Portfolio - Global Bond Fund (Class 2)
Col VP Global Bond, Cl 3           Columbia Variable Portfolio - Global Bond Fund (Class 3)
Col VP Global Inflation Prot Sec,  Columbia Variable Portfolio - Global Inflation Protected Securities Fund
  Cl 2                               (Class 2)
Col VP Global Inflation Prot Sec,  Columbia Variable Portfolio - Global Inflation Protected Securities Fund
  Cl 3                               (Class 3)
Col VP Hi Inc, Cl 2                Columbia Variable Portfolio - High Income Fund (Class 2)
Col VP Hi Yield Bond, Cl 2         Columbia Variable Portfolio - High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3         Columbia Variable Portfolio - High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2               Columbia Variable Portfolio - Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3               Columbia Variable Portfolio - Income Opportunities Fund (Class 3)
Col VP Intl Opp, Cl 2              Columbia Variable Portfolio - International Opportunity Fund (Class 2)
Col VP Intl Opp, Cl 3              Columbia Variable Portfolio - International Opportunity Fund (Class 3)
Col VP Lg Cap Gro, Cl 2            Columbia Variable Portfolio - Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3            Columbia Variable Portfolio - Large Cap Growth Fund (Class 3)
Col VP Limited Duration Cr, Cl 2   Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)
Col VP Marsico Gro, Cl 1           Columbia Variable Portfolio - Marsico Growth Fund (Class 1)
Col VP Marsico Intl Opp, Cl 2      Columbia Variable Portfolio - Marsico International Opportunities Fund
                                     (Class 2)
Col VP Mid Cap Gro Opp, Cl 2       Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 2)
Col VP Mid Cap Gro Opp, Cl 3       Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 3)
Col VP Mid Cap Val Opp, Cl 2       Columbia Variable Portfolio - Mid Cap Value Opportunity Fund (Class 2)
Col VP Mid Cap Val Opp, Cl 3       Columbia Variable Portfolio - Mid Cap Value Opportunity Fund (Class 3)
Col VP S&P 500, Cl 3               Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)
Col VP Select Lg Cap Val, Cl 2     Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3     Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2     Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3     Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 3)
Col VP Short Duration, Cl 2        Columbia Variable Portfolio - Short Duration U.S. Government Fund (Class 2)
Col VP Short Duration, Cl 3        Columbia Variable Portfolio - Short Duration U.S. Government Fund (Class 3)
Col VP Strategic Inc, Cl 2         Columbia Variable Portfolio - Strategic Income Fund (Class 2)(1)
CS Commodity Return                Credit Suisse Trust - Commodity Return Strategy Portfolio
Drey VIF Intl Eq, Serv             Dreyfus Variable Investment Fund International Equity Portfolio, Service
                                     Shares
EV VT Floating-Rate Inc            Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl   FTVIPT Franklin Global Real Estate Securities Fund - Class 2
  2
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
GS VIT Mid Cap Val, Inst           Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd Sm Cap Eq, Inst     Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst       Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares
Invesco VI Cap Appr, Ser I         Invesco V.I. Capital Appreciation Fund, Series I Shares(2)
Invesco VI Cap Appr, Ser II        Invesco V.I. Capital Appreciation Fund, Series II Shares(3)
Invesco VI Cap Dev, Ser I          Invesco V.I. Capital Development Fund, Series I Shares(4),(5)
Invesco VI Cap Dev, Ser II         Invesco V.I. Capital Development Fund, Series II Shares(6)
Invesco VI Core Eq, Ser I          Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I         Invesco V.I. Diversified Dividend Fund, Series I Shares(7)
                                     (previously Invesco V.I. Dividend Growth Fund, Series I Shares)
Invesco VI Div Divd, Ser II        Invesco V.I. Diversified Dividend Fund, Series II Shares(8)
                                     (previously Invesco V.I. Dividend Growth Fund, Series II Shares)
Invesco VI Global Hlth, Ser II     Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II        Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Tech, Ser I             Invesco V.I. Technology Fund, Series I Shares
Invesco VanK VI Comstock, Ser II   Invesco Van Kampen V.I. Comstock Fund, Series II Shares
Janus Aspen Enterprise, Serv       Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service Shares

-






 216    RIVERSOURCE VARIABLE ACCOUNT 10

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
Janus Aspen Janus, Serv            Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv         Janus Aspen Series Overseas Portfolio: Service Shares
LM CB Var Sm Cap Gro, Cl I         Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class I
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
MS UIF Global Real Est, Cl II      Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II          Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Intl, Cl S                  Neuberger Berman Advisers Management Trust International Portfolio (Class
                                     S)
NB AMT Soc Responsive, Cl S        Neuberger Berman Advisers Management Trust Socially Responsive Portfolio
                                     (Class S)
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Global Strategic Inc VA,     Oppenheimer Global Strategic Income Fund/VA, Service Shares
  Srv
Oppen Main St Sm Mid Cap VA, Serv  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA, Service Shares
Oppen Val VA, Serv                 Oppenheimer Value Fund/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl    PIMCO VIT All Asset Portfolio, Advisor Share Class
Put VT Global Hlth Care, Cl IB     Putnam VT Global Health Care Fund - Class IB Shares
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT Multi-Cap Gro, Cl IA        Putnam VT Multi-Cap Growth Fund - Class IA Shares
Put VT Multi-Cap Gro, Cl IB        Putnam VT Multi-Cap Growth Fund - Class IB Shares(9)
Royce Micro-Cap, Invest Cl         Royce Capital Fund - Micro-Cap Portfolio, Investment Class
Third Ave Val                      Third Avenue Value Portfolio
VP Aggr, Cl 2                      Variable Portfolio - Aggressive Portfolio (Class 2)(10)
VP Aggr, Cl 4                      Variable Portfolio - Aggressive Portfolio (Class 4)
VP AC Div Bond, Cl 2               Variable Portfolio - American Century Diversified Bond Fund (Class 2)
VP AC Gro, Cl 2                    Variable Portfolio - American Century Growth Fund (Class 2)
VP Col Wanger Intl Eq, Cl 2        Variable Portfolio - Columbia Wanger International Equities Fund (Class 2)
VP Col Wanger US Eq, Cl 2          Variable Portfolio - Columbia Wanger U.S. Equities Fund (Class 2)
VP Conserv, Cl 2                   Variable Portfolio - Conservative Portfolio (Class 2)(11)
VP Conserv, Cl 4                   Variable Portfolio - Conservative Portfolio (Class 4)
VP Davis NY Venture, Cl 2          Variable Portfolio - Davis New York Venture Fund (Class 2)
VP Davis NY Venture, Cl 3          Variable Portfolio - Davis New York Venture Fund (Class 3)
VP DFA Intl Val, Cl 2              Variable Portfolio - DFA International Value Fund (Class 2)
                                     (previously Variable Portfolio - AllianceBernstein International Value
                                     Fund (Class 2))
VP EV Floating Rate Inc, Cl 2      Variable Portfolio - Eaton Vance Floating-Rate Income Fund (Class 2)
VP GS Mid Cap Val, Cl 2            Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 2)
VP GS Mid Cap Val, Cl 3            Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3)
VP Invesco Intl Gro, Cl 2          Variable Portfolio - Invesco International Growth Fund (Class 2)
VP JPM Core Bond, Cl 2             Variable Portfolio - J.P. Morgan Core Bond Fund (Class 2)
VP Jennison Mid Cap Gro, Cl 2      Variable Portfolio - Jennison Mid Cap Growth Fund (Class 2)
VP Marsico Gro, Cl 2               Variable Portfolio - Marsico Growth Fund (Class 2)
VP MFS Val, Cl 2                   Variable Portfolio - MFS Value Fund (Class 2)
VP Mod, Cl 2                       Variable Portfolio - Moderate Portfolio (Class 2)(12)
VP Mod, Cl 4                       Variable Portfolio - Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2                  Variable Portfolio - Moderately Aggressive Portfolio (Class 2)(13)
VP Mod Aggr, Cl 4                  Variable Portfolio - Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2               Variable Portfolio - Moderately Conservative Portfolio (Class 2)(14)
VP Mod Conserv, Cl 4               Variable Portfolio - Moderately Conservative Portfolio (Class 4)
VP MS Global Real Est, Cl 2        Variable Portfolio - Morgan Stanley Global Real Estate Fund (Class 2)
VP NFJ Divd Val, Cl 2              Variable Portfolio - NFJ Dividend Value Fund (Class 2)
VP Nuveen Winslow Lg Cap Gro, Cl   Variable Portfolio - Nuveen Winslow Large Cap Growth Fund (Class 2)
  2
VP Ptnrs Sm Cap Gro, Cl 2          Variable Portfolio - Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2          Variable Portfolio - Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3          Variable Portfolio - Partners Small Cap Value Fund (Class 3)
VP PIMCO Mortgage Backed Sec, Cl   Variable Portfolio - PIMCO Mortgage-Backed Securities Fund (Class 2)
  2
VP Pyramis Intl Eq, Cl 2           Variable Portfolio - Pyramis(R) International Equity Fund (Class 2)
VP WF Short Duration Govt, Cl 2    Variable Portfolio - Wells Fargo Short Duration Government Fund (Class 2)
Wanger Intl                        Wanger International
Wanger USA                         Wanger USA
WF Adv VT Index Asset Alloc, Cl 2  Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2
WF Adv VT Intl Eq, Cl 2            Wells Fargo Advantage VT International Equity Fund - Class 2(15)
WF Adv VT Opp, Cl 2                Wells Fargo Advantage VT Opportunity Fund - Class 2(16)
WF Adv VT Sm Cap Gro, Cl 2         Wells Fargo Advantage VT Small Cap Growth Fund - Class 2
--------------------------------------------------------------------------------------------------------------






   (1) RiverSource Variable Portfolio - Strategic Income Fund (Class 2) merged into Columbia Variable Portfolio - Strategic Income Fund, Class 2 on April 29, 2011.


   (2) Invesco V.I. Capital Appreciation Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series I Shares.




                                         RIVERSOURCE VARIABLE ACCOUNT 10    217

   (3) Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.


   (4) Invesco V.I. Dynamics Fund, Series I Shares merged into Invesco V.I. Capital Development Fund, Series I Shares on April 29, 2011.


   (5) Invesco V.I. Capital Development Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap Growth Fund, Series I Shares on April 27, 2012.


   (6) Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II Shares on April 27, 2012.


   (7) Invesco V.I. Financial Services Fund, Series I Shares merged into Invesco V.I. Diversified Dividend Fund, Series I Shares on April 29, 2011.


   (8) Invesco V.I. Financial Services Fund, Series II Shares merged into Invesco V.I. Diversified Dividend Fund, Series II Shares on April 29, 2011.


   (9) Putnam VT Vista Fund - Class IB Shares merged into Putnam VT Multi-Cap Growth Fund - Class IB Shares on Sept. 24, 2010.


  (10) Disciplined Asset Allocation Portfolios - Aggressive merged into Variable Portfolio - Aggressive Portfolio (Class 2) on April 29, 2011.


  (11) Disciplined Asset Allocation Portfolios - Conservative merged into Variable Portfolio - Conservative Portfolio (Class 2) on April 29, 2011.


  (12) Disciplined Asset Allocation Portfolios - Moderate merged into Variable Portfolio - Moderate Portfolio (Class 2) on April 29, 2011.


  (13) Disciplined Asset Allocation Portfolios - Moderately Aggressive merged into Variable Portfolio - Moderately Aggressive Portfolio (Class 2) on April 29, 2011.


  (14) Disciplined Asset Allocation Portfolios - Moderately Conservative merged into Variable Portfolio - Moderately Conservative Portfolio (Class 2) on April 29, 2011.


  (15) Evergreen VA International Equity Fund - Class 2 merged into Wells Fargo Advantage VT International Core Fund on July 16, 2010. In addition, Wells Fargo Advantage VT International Core Fund changed its name to Wells Fargo Advantage VT International Equity Fund - Class 2. The historical financial information for Evergreen VA International Equity Fund - Class 2 was retained from the inception date to the date of the merger.


  (16) Wells Fargo Advantage VT Core Equity Fund - Class 2 merged into Wells Fargo Advantage VT Opportunity Fund - Class 2 on Aug. 26, 2011.


The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contract.


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:


     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.



     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.



     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.



The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the periods ended Dec. 31, 2011.


VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.



 218    RIVERSOURCE VARIABLE ACCOUNT 10

SUBSEQUENT EVENTS

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 20, 2012. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.


USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.


3. VARIABLE ACCOUNT EXPENSES

RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.




PRODUCT                               MORTALITY AND EXPENSE RISK FEE
---------------------------------------------------------------------------------------
RAVA                                  0.75% to 0.95%
                                      (depending on the contract selected)
---------------------------------------------------------------------------------------
RAVA Band 3                           0.55%
---------------------------------------------------------------------------------------
RAVA Advantage                        0.75% to 0.95%
                                      (depending on the contract selected)
---------------------------------------------------------------------------------------
RAVA Select                           1.00% to 1.20%
                                      (depending on the contract selected)
---------------------------------------------------------------------------------------
RAVA Advantage Band 3                 0.55%
---------------------------------------------------------------------------------------
RAVA Advantage Plus                   0.55% to 0.95%
                                      (depending on the contract selected)
---------------------------------------------------------------------------------------
RAVA Select Plus                      0.75% to 1.20%
                                      (depending on the contract selected)
---------------------------------------------------------------------------------------
RAVA 4 Advantage                      0.85% to 1.05%
                                      (depending on the contract selected)
---------------------------------------------------------------------------------------
RAVA 4 Select                         1.10% to 1.30%
                                      (depending on the contract selected)
---------------------------------------------------------------------------------------
RAVA 4 Access                         1.25% to 1.45%
                                      (depending on the contract selected)
---------------------------------------------------------------------------------------
RAVA 5 Advantage
(Offered for contract applications    0.95% to 1.50%
signed on or after April 30, 2012)    (depending on the contract selected)
---------------------------------------------------------------------------------------
RAVA 5 Select
(Offered for contract applications    1.30% to 1.75%
signed on or after April 30, 2012)    (depending on the contract selected)
---------------------------------------------------------------------------------------
RAVA 5 Access
(Offered for contract applications    1.45% to 1.90%
signed on or after April 30, 2012)    (depending on the contract selected)
---------------------------------------------------------------------------------------
RAVA 5 Advantage
(Offered for contract applications    0.85% to 1.40%
signed prior to April 30, 2012)       (depending on the contract selected)
---------------------------------------------------------------------------------------
RAVA 5 Select
(Offered for contract applications    1.20% to 1.65%
signed prior to April 30, 2012)       (depending on the contract selected)
---------------------------------------------------------------------------------------
RAVA 5 Access
(Offered for contract applications    1.35% to 1.80%
signed prior to April 30, 2012)       (depending on the contract selected)
---------------------------------------------------------------------------------------
FPA                                   1.25%
---------------------------------------------------------------------------------------
Retirement GVAC I                     0.60%
---------------------------------------------------------------------------------------
Retirement GVAC II                    0.95%
---------------------------------------------------------------------------------------




4. CONTRACT CHARGES

RiverSource Life deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.


5. SURRENDER CHARGES

RiverSource Life may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product's prospectus. Such charges are not treated as a separate expense of the divisions as they are

                                         RIVERSOURCE VARIABLE ACCOUNT 10    219
ultimately deducted from contract surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.


6. RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

On May 1, 2010, Ameriprise Financial announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, certain Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. Certain divisions invest in Funds managed by Columbia Management Investment Advisers, LLC and Columbia Wanger Asset Management, LLC, both affiliates of Ameriprise Financial.

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund's Annual Report.




FEE AGREEMENT:                                  FEES PAID TO:
----------------------------------------------------------------------------------------------
Investment Management Services Agreement        Columbia Management Investment Advisers, LLC
----------------------------------------------------------------------------------------------
Administrative Services Agreement               Columbia Management Investment Advisers, LLC
----------------------------------------------------------------------------------------------
Transfer Agency and Servicing Agreement         Columbia Management Investment Services Corp.
----------------------------------------------------------------------------------------------
Plan and Agreement of Distribution Pursuant to  Columbia Management Investment Distributors,
  Rule 12b-1                                    Inc.
----------------------------------------------------------------------------------------------



During the second quarter of 2010, assets of policyholders participating in the Portfolio Navigator program were reallocated to affiliated fund of funds investment options that corresponded to their model portfolio, pursuant to their consent. This reallocation in part resulted in a movement of assets from non-affiliated funds and RiverSource Life's general account to affiliated funds.


7. INVESTMENT TRANSACTIONS

The divisions' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2011 were as follows:




DIVISION                               PURCHASES
-----------------------------------------------------
AB VPS Global Thematic Gro, Cl B       $    2,781,889
AB VPS Gro & Inc, Cl B                      6,671,304
AB VPS Intl Val, Cl B                      17,226,593
AB VPS Lg Cap Gro, Cl B                     2,259,919
AC VP Intl, Cl I                              623,217
AC VP Intl, Cl II                           2,076,081
AC VP Mid Cap Val, Cl II                    8,515,025
AC VP Ultra, Cl II                          3,914,700
AC VP Val, Cl I                             2,228,114
AC VP Val, Cl II                           16,465,576
Calvert VP SRI Bal                          1,359,638
Col VP Bal, Cl 3                            7,738,867
Col VP Cash Mgmt, Cl 2                     21,010,163
Col VP Cash Mgmt, Cl 3                    188,782,801
Col VP Div Bond, Cl 2                      12,573,004
Col VP Div Bond, Cl 3                      85,667,292
Col VP Div Eq Inc, Cl 2                     3,436,282
Col VP Div Eq Inc, Cl 3                     8,496,644
Col VP Dyn Eq, Cl 2                           237,510
Col VP Dyn Eq, Cl 3                         3,098,351
Col VP Emer Mkts Opp, Cl 2                  4,643,453
Col VP Emer Mkts Opp, Cl 3                 21,331,686
Col VP Global Bond, Cl 2                    4,111,631
Col VP Global Bond, Cl 3                   26,706,467
Col VP Global Inflation Prot Sec, Cl
  2                                         4,295,359
Col VP Global Inflation Prot Sec, Cl
  3                                        46,685,221
Col VP Hi Inc, Cl 2                        15,941,540
Col VP Hi Yield Bond, Cl 2                  5,965,748
Col VP Hi Yield Bond, Cl 3                 51,747,173
Col VP Inc Opp, Cl 2                        4,610,711
Col VP Inc Opp, Cl 3                       40,689,865
Col VP Intl Opp, Cl 2                       1,151,662
Col VP Intl Opp, Cl 3                       5,817,545
Col VP Lg Cap Gro, Cl 2                     1,203,449
Col VP Lg Cap Gro, Cl 3                     3,991,694
Col VP Limited Duration Cr, Cl 2            4,171,404
Col VP Marsico Gro, Cl 1                    8,497,311
Col VP Marsico Intl Opp, Cl 2               3,624,137
Col VP Mid Cap Gro Opp, Cl 2                  692,438
Col VP Mid Cap Gro Opp, Cl 3                5,553,537
Col VP Mid Cap Val Opp, Cl 2                  907,493
Col VP Mid Cap Val Opp, Cl 3                2,641,273
Col VP S&P 500, Cl 3                        8,954,543
Col VP Select Lg Cap Val, Cl 2                740,815
Col VP Select Lg Cap Val, Cl 3              9,547,225
Col VP Select Sm Cap Val, Cl 2                722,426
Col VP Select Sm Cap Val, Cl 3              3,243,177
Col VP Short Duration, Cl 2                 5,374,366
Col VP Short Duration, Cl 3                38,571,645
Col VP Strategic Inc, Cl 2                  6,619,136
CS Commodity Return                        20,519,714
Drey VIF Intl Eq, Serv                      1,070,139
EV VT Floating-Rate Inc                    61,267,068
Fid VIP Contrafund, Serv Cl 2              17,613,293
Fid VIP Gro & Inc, Serv Cl                  1,460,224
Fid VIP Gro & Inc, Serv Cl 2                3,443,526
Fid VIP Mid Cap, Serv Cl                      550,391
Fid VIP Mid Cap, Serv Cl 2                 10,261,680
Fid VIP Overseas, Serv Cl                     491,387
Fid VIP Overseas, Serv Cl 2                 3,848,327
FTVIPT Frank Global Real Est, Cl 2         17,402,931
FTVIPT Frank Sm Cap Val, Cl 2               6,430,393
FTVIPT Mutual Shares Sec, Cl 2              8,947,307
GS VIT Mid Cap Val, Inst                    3,770,871
GS VIT Structd Sm Cap Eq, Inst                428,250
GS VIT Structd U.S. Eq, Inst                4,766,207
Invesco VI Cap Appr, Ser I                    315,870
Invesco VI Cap Appr, Ser II                 3,001,741
Invesco VI Cap Dev, Ser I                   7,060,627
Invesco VI Cap Dev, Ser II                  1,169,355




 220    RIVERSOURCE VARIABLE ACCOUNT 10

DIVISION                               PURCHASES
-----------------------------------------------------
Invesco VI Core Eq, Ser I              $    1,084,097
Invesco VI Div Divd, Ser I                 16,453,518
Invesco VI Div Divd, Ser II                 8,530,969
Invesco VI Global Hlth, Ser II              5,687,016
Invesco VI Intl Gro, Ser II                 7,081,593
Invesco VI Tech, Ser I                      2,995,233
Invesco VanK VI Comstock, Ser II            9,459,832
Janus Aspen Enterprise, Serv                  205,139
Janus Aspen Global Tech, Serv               1,167,787
Janus Aspen Janus, Serv                     3,857,127
Janus Aspen Overseas, Serv                  3,036,211
LM CB Var Sm Cap Gro, Cl I                  1,851,736
MFS Inv Gro Stock, Serv Cl                  4,310,683
MFS New Dis, Serv Cl                       17,382,901
MFS Utilities, Serv Cl                     29,571,644
MS UIF Global Real Est, Cl II               8,080,649
MS UIF Mid Cap Gro, Cl II                  13,398,282
NB AMT Intl, Cl S                           5,351,779
NB AMT Soc Responsive, Cl S                   991,577
Oppen Global Sec VA, Serv                   9,824,521
Oppen Global Strategic Inc VA, Srv         55,469,193
Oppen Main St Sm Mid Cap VA, Serv           2,976,480
Oppen Val VA, Serv                            670,726
PIMCO VIT All Asset, Advisor Cl            51,109,410
Put VT Global Hlth Care, Cl IB              1,941,619
Put VT Intl Eq, Cl IB                       1,509,219
Put VT Multi-Cap Gro, Cl IA                   240,248
Put VT Multi-Cap Gro, Cl IB                   299,046
Royce Micro-Cap, Invest Cl                  1,257,081
Third Ave Val                                 886,288
VP Aggr, Cl 2                             513,523,407
VP Aggr, Cl 4                              93,085,697
VP AC Div Bond, Cl 2                        1,760,731
VP AC Gro, Cl 2                               417,739
VP Col Wanger Intl Eq, Cl 2                 3,596,728
VP Col Wanger US Eq, Cl 2                   2,354,675
VP Conserv, Cl 2                          504,933,364
VP Conserv, Cl 4                          491,857,668
VP Davis NY Venture, Cl 2                   1,027,310
VP Davis NY Venture, Cl 3                   3,499,304
VP DFA Intl Val, Cl 2                       1,743,404
VP EV Floating Rate Inc, Cl 2               8,667,355
VP GS Mid Cap Val, Cl 2                     2,609,961
VP GS Mid Cap Val, Cl 3                     3,010,593
VP Invesco Intl Gro, Cl 2                   1,630,186
VP JPM Core Bond, Cl 2                      2,310,397
VP Jennison Mid Cap Gro, Cl 2                 646,576
VP Marsico Gro, Cl 2                        1,839,321
VP MFS Val, Cl 2                            1,276,525
VP Mod, Cl 2                            2,813,881,169
VP Mod, Cl 4                              147,500,035
VP Mod Aggr, Cl 2                       1,820,285,669
VP Mod Aggr, Cl 4                         207,829,325
VP Mod Conserv, Cl 2                      879,524,185
VP Mod Conserv, Cl 4                      356,169,277
VP MS Global Real Est, Cl 2                 2,844,515
VP NFJ Divd Val, Cl 2                       1,361,016
VP Nuveen Winslow Lg Cap Gro, Cl 2            604,598
VP Ptnrs Sm Cap Gro, Cl 2                     636,085
VP Ptnrs Sm Cap Val, Cl 2                   1,013,987
VP Ptnrs Sm Cap Val, Cl 3                   4,211,877
VP PIMCO Mortgage Backed Sec, Cl 2          1,082,426
VP Pyramis Intl Eq, Cl 2                      628,244
VP WF Short Duration Govt, Cl 2               665,313
Wanger Intl                                38,067,115
Wanger USA                                 42,200,504
WF Adv VT Index Asset Alloc, Cl 2           1,895,172
WF Adv VT Intl Eq, Cl 2                     6,039,383
WF Adv VT Opp, Cl 2                        40,507,662
WF Adv VT Sm Cap Gro, Cl 2                  4,812,415
-----------------------------------------------------






                                         RIVERSOURCE VARIABLE ACCOUNT 10    221

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS


The following is a summary of accumulation unit values at Dec. 31, 2011:




                                                AB VPS            AB VPS            AB VPS            AB VPS             AC VP
                                            GLOBAL THEMATIC     GRO & INC,         INTL VAL,        LG CAP GRO,          INTL,
SUBACCOUNT                                     GRO, CL B           CL B              CL B              CL B              CL I
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.97             $1.14             $1.38             $  --             $1.11
0.75%                                             0.96              1.12              1.35                --              1.08
0.85%                                             0.97              1.01              0.66              1.05                --
0.95%                                             0.95              1.10              1.32              1.16              1.06
1.00%                                             0.95              1.19              1.37                --                --
1.05%                                             0.96              1.00              0.66              1.03                --
1.10%                                             0.96              0.99              0.65              1.03                --
1.20%                                             0.93              1.17              1.35              1.15                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.95              0.99              0.65              1.02                --
1.30%                                             0.95              0.98              0.65              1.02                --
1.35%                                               --                --                --              1.15                --
1.40%                                               --                --                --              1.15                --
1.45%                                             0.94              0.97              0.64              1.01                --
1.55%                                               --                --                --              1.15                --
1.60%                                               --                --                --              1.15                --
1.65%                                               --                --                --              1.15                --
1.70%                                               --                --                --              1.15                --
1.75%                                               --                --                --              1.14                --
1.80%                                               --                --                --              1.14                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                 AC VP             AC VP             AC VP             AC VP             AC VP
                                                 INTL,         MID CAP VAL,         ULTRA,             VAL,              VAL,
SUBACCOUNT                                       CL II             CL II             CL II             CL I              CL II
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.22             $1.02             $1.07             $1.76             $1.48
0.75%                                             1.19              1.01              1.06              1.72              1.45
0.85%                                               --              1.25              1.10                --              1.05
0.95%                                             1.17              1.00              1.05              1.67              1.42
1.00%                                             1.35              1.00              1.04                --              1.40
1.05%                                               --              1.24              1.09                --              1.04
1.10%                                               --              1.24              1.09                --              1.04
1.20%                                             1.32              0.99              1.03                --              1.38
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --              1.23              1.08                --              1.03
1.30%                                               --              1.22              1.08                --              1.03
1.35%                                               --                --                --                --              1.15
1.40%                                               --                --                --                --              1.15
1.45%                                               --              1.21              1.07                --              1.02
1.55%                                               --                --                --                --              1.15
1.60%                                               --                --                --                --              1.15
1.65%                                               --                --                --                --              1.15
1.70%                                               --                --                --                --              1.15
1.75%                                               --                --                --                --              1.15
1.80%                                               --                --                --                --              1.15
-----------------------------------------------------------------------------------------------------------------------------------





 222    RIVERSOURCE VARIABLE ACCOUNT 10

                                                CALVERT           COL VP            COL VP            COL VP            COL VP
                                                  VP               BAL,           CASH MGMT,        CASH MGMT,         DIV BOND,
SUBACCOUNT                                      SRI BAL            CL 3              CL 2              CL 3              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.14             $1.24             $  --             $1.23             $  --
0.75%                                             1.12              1.21                --              1.20                --
0.85%                                               --              1.10              0.99              1.05              1.07
0.95%                                             1.09              1.18              0.99              1.17              1.07
1.00%                                             1.24              1.31                --              1.07                --
1.05%                                               --              1.09              0.98              1.04              1.07
1.10%                                               --              1.09              0.98              1.03              1.07
1.20%                                             1.21              1.29              0.98              1.04              1.07
1.25%                                               --                --                --                --                --
1.25%                                               --              1.08                --              1.03                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --              1.79                --              1.28                --
1.25%                                               --                --              0.98                --              1.07
1.30%                                               --              1.08              0.98              1.02              1.07
1.35%                                               --              1.15              0.98                --              1.07
1.40%                                               --              1.15              0.98                --              1.07
1.45%                                               --              1.07              0.98              1.02              1.06
1.55%                                               --              1.15              0.98                --              1.06
1.60%                                               --              1.15              0.98                --              1.06
1.65%                                               --              1.15              0.98                --              1.06
1.70%                                               --              1.15              0.98                --              1.06
1.75%                                               --              1.15              0.97                --              1.06
1.80%                                               --              1.14              0.97                --              1.06
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                               DIV BOND,        DIV EQ INC,       DIV EQ INC,         DYN EQ,           DYN EQ,
SUBACCOUNT                                       CL 3              CL 2              CL 3              CL 2              CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.73             $  --             $1.62             $  --             $0.86
0.75%                                             1.69                --              1.59                --              0.84
0.85%                                             1.31              1.14              0.98              1.26              1.01
0.95%                                             1.64              1.14              1.55              1.26              0.82
1.00%                                             1.44                --              1.57                --              1.04
1.05%                                             1.30              1.13              0.97              1.25              1.00
1.10%                                             1.29              1.13              0.97              1.25              1.00
1.20%                                             1.41              1.13              1.53              1.25              1.11
1.25%                                               --                --              1.49                --                --
1.25%                                             1.28                --              0.96                --              0.99
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.78                --                --                --              1.31
1.25%                                               --              1.13                --              1.25                --
1.30%                                             1.28              1.13              0.96              1.25              0.98
1.35%                                               --              1.13                --              1.25                --
1.40%                                               --              1.13                --              1.25                --
1.45%                                             1.27              1.13              0.95              1.25              0.98
1.55%                                               --              1.13                --              1.25                --
1.60%                                               --              1.12                --              1.24                --
1.65%                                               --              1.12                --              1.24                --
1.70%                                               --              1.12                --              1.24                --
1.75%                                               --              1.12                --              1.24                --
1.80%                                               --              1.12                --              1.24                --
-----------------------------------------------------------------------------------------------------------------------------------





                                         RIVERSOURCE VARIABLE ACCOUNT 10    223

                                               COL VP            COL VP            COL VP            COL VP         COL VP GLOBAL
                                              EMER MKTS         EMER MKTS       GLOBAL BOND,      GLOBAL BOND,     INFLATION PROT
SUBACCOUNT                                    OPP, CL 2         OPP, CL 3           CL 2              CL 3            SEC, CL 2
                                          ----------------------------------------------------------------------------------------
0.55%                                           $  --             $2.16             $  --             $1.90             $  --
0.75%                                              --              2.08                --              1.85                --
0.85%                                            0.95              1.36              1.08              1.35              1.11
0.95%                                            0.95              2.03              1.08              1.81              1.11
1.00%                                              --              2.71                --              1.75                --
1.05%                                            0.95              1.34              1.08              1.33              1.11
1.10%                                            0.95              1.34              1.08              1.33              1.10
1.20%                                            0.95              2.65              1.07              1.72              1.10
1.25%                                              --              1.67                --                --                --
1.25%                                              --              1.33                --              1.32                --
1.25%                                              --                --                --                --                --
1.25%                                              --                --                --              1.93                --
1.25%                                              --                --                --                --                --
1.25%                                            0.95                --              1.07                --              1.10
1.30%                                            0.95              1.32              1.07              1.31              1.10
1.35%                                            0.95                --              1.07                --              1.10
1.40%                                            0.95                --              1.07                --              1.10
1.45%                                            0.95              1.31              1.07              1.30              1.10
1.55%                                            0.94                --              1.07                --              1.10
1.60%                                            0.94                --              1.07                --              1.10
1.65%                                            0.94                --              1.07                --              1.10
1.70%                                            0.94                --              1.07                --              1.10
1.75%                                            0.94                --              1.07                --              1.09
1.80%                                            0.94                --              1.06                --              1.09
----------------------------------------------------------------------------------------------------------------------------------

                                            COL VP GLOBAL        COL VP            COL VP            COL VP            COL VP
                                           INFLATION PROT        HI INC,          HI YIELD          HI YIELD          INC OPP,
SUBACCOUNT                                    SEC, CL 3           CL 2           BOND, CL 2        BOND, CL 3           CL 2
                                          ----------------------------------------------------------------------------------------
0.55%                                           $1.36             $1.37             $  --             $1.91             $  --
0.75%                                            1.34              1.36                --              1.87                --
0.85%                                            1.31              1.36              1.13              1.46              1.13
0.95%                                            1.32              1.34              1.13              1.82              1.13
1.00%                                            1.32              1.34                --              1.94                --
1.05%                                            1.30              1.35              1.13              1.44              1.12
1.10%                                            1.29              1.34              1.13              1.44              1.12
1.20%                                            1.30              1.32              1.12              1.90              1.12
1.25%                                              --                --                --                --                --
1.25%                                              --                --                --              1.43                --
1.25%                                              --                --                --                --                --
1.25%                                              --                --                --              2.02                --
1.25%                                              --                --                --                --                --
1.25%                                            1.28              1.33              1.12                --              1.12
1.30%                                            1.28              1.33              1.12              1.42              1.12
1.35%                                              --              1.02              1.12                --              1.12
1.40%                                              --              1.02              1.12                --              1.12
1.45%                                            1.27              1.32              1.12              1.41              1.12
1.55%                                              --              1.01              1.12                --              1.12
1.60%                                              --              1.01              1.12                --              1.12
1.65%                                              --              1.01              1.12                --              1.12
1.70%                                              --              1.01              1.12                --              1.11
1.75%                                              --              1.01              1.12                --              1.11
1.80%                                              --              1.01              1.11                --              1.11
----------------------------------------------------------------------------------------------------------------------------------





 224    RIVERSOURCE VARIABLE ACCOUNT 10

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                               INC OPP,          INTL OPP,         INTL OPP,        LG CAP GRO,       LG CAP GRO,
SUBACCOUNT                                       CL 3              CL 2              CL 3              CL 2              CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.59             $  --             $0.95             $  --             $0.64
0.75%                                             1.57                --              0.92                --              0.63
0.85%                                             1.46              1.04              0.96              1.16              0.97
0.95%                                             1.55              1.03              0.90              1.16              0.61
1.00%                                             1.54                --              1.42                --              0.99
1.05%                                             1.44              1.03              0.95              1.16              0.96
1.10%                                             1.44              1.03              0.95              1.15              0.96
1.20%                                             1.52              1.03              1.39              1.15              0.97
1.25%                                               --                --                --                --                --
1.25%                                               --                --              0.94                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --              1.21                --                --
1.25%                                             1.43              1.03                --              1.15              0.95
1.30%                                             1.42              1.03              0.94              1.15              0.95
1.35%                                               --              1.03                --              1.15                --
1.40%                                               --              1.03                --              1.15                --
1.45%                                             1.41              1.03              0.93              1.15              0.94
1.55%                                               --              1.03                --              1.15                --
1.60%                                               --              1.02                --              1.15                --
1.65%                                               --              1.02                --              1.15                --
1.70%                                               --              1.02                --              1.14                --
1.75%                                               --              1.02                --              1.14                --
1.80%                                               --              1.02                --              1.14                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                           LIMITED DURATION    MARSICO GRO,      MARSICO INTL       MID CAP GRO       MID CAP GRO
SUBACCOUNT                                     CR, CL 2            CL 1            OPP, CL 2         OPP, CL 2         OPP, CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                            $  --             $1.06             $0.84             $  --             $1.34
0.75%                                               --              1.05              0.83                --              1.29
0.85%                                             1.02              1.12              0.94              1.07              1.11
0.95%                                             1.02              1.04              0.82              1.07              1.26
1.00%                                               --              1.04              0.82                --              1.30
1.05%                                             1.02              1.11              0.93              1.07              1.10
1.10%                                             1.02              1.10              0.92              1.06              1.09
1.20%                                             1.02              1.02              0.81              1.06              1.27
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --              1.08
1.25%                                               --                --                --                --              0.99
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.02              1.09              0.91              1.06                --
1.30%                                             1.02              1.09              0.91              1.06              1.08
1.35%                                             1.02                --              1.01              1.06                --
1.40%                                             1.02                --              1.01              1.06                --
1.45%                                             1.02              1.08              0.90              1.06              1.07
1.55%                                             1.01                --              1.00              1.06                --
1.60%                                             1.01                --              1.00              1.06                --
1.65%                                             1.01                --              1.00              1.06                --
1.70%                                             1.01                --              1.00              1.06                --
1.75%                                             1.01                --              1.00              1.05                --
1.80%                                             1.01                --              1.00              1.05                --
-----------------------------------------------------------------------------------------------------------------------------------





                                         RIVERSOURCE VARIABLE ACCOUNT 10    225

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                              MID CAP VAL       MID CAP VAL        S&P 500,          SELECT LG         SELECT LG
SUBACCOUNT                                     OPP, CL 2         OPP, CL 3           CL 3          CAP VAL, CL 2     CAP VAL, CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                            $  --             $1.28             $0.95             $  --             $1.18
0.75%                                               --              1.26              0.93                --              1.17
0.85%                                             1.15              1.00              1.06              1.17              1.00
0.95%                                             1.14              1.24              0.91              1.17              1.15
1.00%                                               --              1.23              1.20                --              1.14
1.05%                                             1.14              0.99              1.05              1.17              0.99
1.10%                                             1.14              0.99              1.05              1.17              0.99
1.20%                                             1.14              1.22              1.18              1.17              1.12
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.14              0.98              1.04              1.17              0.98
1.30%                                             1.14              0.98              1.04              1.16              0.98
1.35%                                             1.14                --              1.18              1.16                --
1.40%                                             1.14                --              1.18              1.16                --
1.45%                                             1.14              0.97              1.03              1.16              0.97
1.55%                                             1.13                --              1.18              1.16                --
1.60%                                             1.13                --              1.17              1.16                --
1.65%                                             1.13                --              1.17              1.16                --
1.70%                                             1.13                --              1.17              1.16                --
1.75%                                             1.13                --              1.17              1.16                --
1.80%                                             1.13                --              1.17              1.16                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                             SELECT SM CAP       SELECT SM           SHORT             SHORT        STRATEGIC INC,
SUBACCOUNT                                     VAL, CL 2       CAP VAL, CL 3    DURATION, CL 2    DURATION, CL 3         CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                            $  --             $1.66             $  --             $1.41             $  --
0.75%                                               --              1.63                --              1.37                --
0.85%                                             1.15              1.00              1.01              1.12              0.95
0.95%                                             1.15              1.59              1.00              1.33              0.95
1.00%                                               --              1.52                --              1.16                --
1.05%                                             1.15              0.99              1.00              1.10              0.95
1.10%                                             1.15              0.99              1.00              1.10              0.95
1.20%                                             1.15              1.49              1.00              1.14              0.95
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.15              0.98              1.00              1.09              0.95
1.30%                                             1.15              0.98              1.00              1.09              0.94
1.35%                                             1.15                --              1.00                --              0.94
1.40%                                             1.14                --              1.00                --              0.94
1.45%                                             1.14              0.97              1.00              1.08              0.94
1.55%                                             1.14                --              1.00                --              0.94
1.60%                                             1.14                --              0.99                --              0.94
1.65%                                             1.14                --              0.99                --              0.94
1.70%                                             1.14                --              0.99                --              0.94
1.75%                                             1.14                --              0.99                --              0.94
1.80%                                             1.14                --              0.99                --              0.94
-----------------------------------------------------------------------------------------------------------------------------------





 226    RIVERSOURCE VARIABLE ACCOUNT 10

                                                  CS             DREY VIF            EV VT            FID VIP           FID VIP
                                               COMMODITY         INTL EQ,        FLOATING-RATE      CONTRAFUND,       GRO & INC,
SUBACCOUNT                                      RETURN             SERV               INC            SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.90             $  --             $1.20             $1.04             $1.10
0.75%                                             0.89                --              1.19              1.03              1.07
0.85%                                             0.92              0.89              1.18              1.09                --
0.95%                                             0.88                --              1.17              1.02              1.05
1.00%                                             0.87                --              1.17              1.02                --
1.05%                                             0.91              0.88              1.16              1.08                --
1.10%                                             0.91              0.88              1.16              1.07                --
1.20%                                             0.86                --              1.16              1.00                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.90              0.87              1.15              1.07                --
1.30%                                             0.90              0.87              1.15              1.06                --
1.35%                                               --                --                --              1.15                --
1.40%                                               --                --                --              1.15                --
1.45%                                             0.89              0.86              1.14              1.05                --
1.55%                                               --                --                --              1.15                --
1.60%                                               --                --                --              1.15                --
1.65%                                               --                --                --              1.15                --
1.70%                                               --                --                --              1.15                --
1.75%                                               --                --                --              1.15                --
1.80%                                               --                --                --              1.15                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                              GRO & INC,         MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,
SUBACCOUNT                                     SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.19             $3.50             $2.26             $1.03             $1.25
0.75%                                             1.17              3.41              2.21              1.01              1.22
0.85%                                               --                --              1.17                --              0.86
0.95%                                             1.14              3.33              2.17              0.98              1.20
1.00%                                             1.18                --              2.10                --              1.32
1.05%                                               --                --              1.15                --              0.85
1.10%                                               --                --              1.15                --              0.85
1.20%                                             1.16                --              2.05                --              1.30
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --              1.14                --              0.84
1.30%                                               --                --              1.14                --              0.84
1.35%                                               --                --              1.09                --                --
1.40%                                               --                --              1.09                --                --
1.45%                                               --                --              1.13                --              0.83
1.55%                                               --                --              1.09                --                --
1.60%                                               --                --              1.09                --                --
1.65%                                               --                --              1.09                --                --
1.70%                                               --                --              1.08                --                --
1.75%                                               --                --              1.08                --                --
1.80%                                               --                --              1.08                --                --
-----------------------------------------------------------------------------------------------------------------------------------





                                         RIVERSOURCE VARIABLE ACCOUNT 10    227

                                             FTVIPT FRANK      FTVIPT FRANK         FTVIPT            GS VIT            GS VIT
                                              GLOBAL REAL       SM CAP VAL,      MUTUAL SHARES     MID CAP VAL,     STRUCTD SM CAP
SUBACCOUNT                                     EST, CL 2           CL 2            SEC, CL 2           INST            EQ, INST
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.97             $2.52             $1.34             $2.67             $1.79
0.75%                                             1.93              2.46              1.32              2.60              1.74
0.85%                                             0.72              1.09              0.99                --                --
0.95%                                             1.88              2.40              1.29              2.54              1.70
1.00%                                             1.40              1.82              1.35              1.87                --
1.05%                                             0.71              1.08              0.98                --                --
1.10%                                             0.71              1.08              0.97                --                --
1.20%                                             1.37              1.78              1.33              1.83                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.70              1.07              0.97                --                --
1.30%                                             0.70              1.06              0.96                --                --
1.35%                                               --              1.24              1.09                --                --
1.40%                                               --              1.24              1.09                --                --
1.45%                                             0.69              1.06              0.96                --                --
1.55%                                               --              1.23              1.09                --                --
1.60%                                               --              1.23              1.09                --                --
1.65%                                               --              1.23              1.09                --                --
1.70%                                               --              1.23              1.09                --                --
1.75%                                               --              1.23              1.08                --                --
1.80%                                               --              1.23              1.08                --                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                GS VIT            INVESCO           INVESCO           INVESCO           INVESCO
                                             STRUCTD U.S.      VI CAP APPR,      VI CAP APPR,       VI CAP DEV,       VI CAP DEV,
SUBACCOUNT                                     EQ, INST            SER I            SER II             SER I            SER II
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.01             $0.84             $0.90             $1.72             $1.31
0.75%                                             0.99              0.82              0.89              1.68              1.29
0.85%                                             0.95                --              0.85                --              0.96
0.95%                                             0.96              0.80              0.87              1.64              1.26
1.00%                                             1.16                --              0.92              0.82              1.32
1.05%                                             0.94                --              0.84                --              0.95
1.10%                                             0.94                --              0.84                --              0.95
1.20%                                             1.14                --              0.90              0.82              1.30
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.93                --              0.84                --              0.94
1.30%                                             0.93                --              0.83                --              0.94
1.35%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.45%                                             0.92                --              0.83                --              0.93
1.55%                                               --                --                --                --                --
1.60%                                               --                --                --                --                --
1.65%                                               --                --                --                --                --
1.70%                                               --                --                --                --                --
1.75%                                               --                --                --                --                --
1.80%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------





 228    RIVERSOURCE VARIABLE ACCOUNT 10

                                                INVESCO           INVESCO           INVESCO           INVESCO           INVESCO
                                              VI CORE EQ,      VI DIV DIVD,      VI DIV DIVD,     VI GLOBAL HLTH,    VI INTL GRO,
SUBACCOUNT                                       SER I             SER I            SER II            SER II            SER II
                                           ----------------------------------------------------------------------------------------
0.55%                                            $  --             $0.92             $  --             $1.10             $1.30
0.75%                                               --              0.92                --              1.09              1.28
0.85%                                               --                --              0.92              1.15              1.14
0.95%                                               --              0.92                --              1.07              1.27
1.00%                                               --              0.92                --              1.07              1.26
1.05%                                               --                --              0.92              1.13              1.13
1.10%                                               --                --              0.91              1.13              1.12
1.20%                                               --              0.92                --              1.06              1.25
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.97                --              0.91              1.12              1.11
1.30%                                               --                --              0.91              1.12              1.11
1.35%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.45%                                               --                --              0.91              1.11              1.10
1.55%                                               --                --                --                --                --
1.60%                                               --                --                --                --                --
1.65%                                               --                --                --                --                --
1.70%                                               --                --                --                --                --
1.75%                                               --                --                --                --                --
1.80%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                INVESCO           INVESCO         JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                               VI TECH,           VANK VI         ENTERPRISE,         GLOBAL            JANUS,
SUBACCOUNT                                       SER I       COMSTOCK, SER II        SERV           TECH, SERV           SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.85             $1.22             $0.72             $0.51             $0.92
0.75%                                             0.83              1.20              0.71              0.50              0.91
0.85%                                               --              0.99                --                --              0.90
0.95%                                             0.82              1.18              0.69              0.49              0.90
1.00%                                             0.95              1.18                --              1.25              0.90
1.05%                                               --              0.98                --                --              0.90
1.10%                                               --              0.98                --                --              0.89
1.20%                                             0.94              1.16                --              1.23              0.89
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --              0.97                --                --              0.89
1.30%                                               --              0.97                --                --              0.89
1.35%                                               --                --                --                --              1.09
1.40%                                               --                --                --                --              1.09
1.45%                                               --              0.96                --                --              0.88
1.55%                                               --                --                --                --              1.09
1.60%                                               --                --                --                --              1.09
1.65%                                               --                --                --                --              1.09
1.70%                                               --                --                --                --              1.08
1.75%                                               --                --                --                --              1.08
1.80%                                               --                --                --                --              1.08
-----------------------------------------------------------------------------------------------------------------------------------





                                         RIVERSOURCE VARIABLE ACCOUNT 10    229

                                              JANUS ASPEN        LM CB VAR            MFS               MFS               MFS
                                               OVERSEAS,        SM CAP GRO,     INV GRO STOCK,       NEW DIS,         UTILITIES,
SUBACCOUNT                                       SERV              CL I             SERV CL           SERV CL           SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.23             $1.07             $0.76             $1.20             $2.23
0.75%                                             1.20              1.06              0.74              1.17              2.18
0.85%                                               --              1.06              1.15                --              1.52
0.95%                                             1.17              1.05              0.72              1.15              2.14
1.00%                                             2.06              1.05              1.14              1.36              2.67
1.05%                                               --              1.05              1.14                --              1.50
1.10%                                               --              1.04              1.14                --              1.49
1.20%                                             2.02              1.04              1.11              1.34              2.61
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --              1.04              1.13                --              1.48
1.30%                                               --              1.04              1.13                --              1.48
1.35%                                               --                --                --                --              1.23
1.40%                                               --                --                --                --              1.23
1.45%                                               --              1.03              1.12                --              1.47
1.55%                                               --                --                --                --              1.23
1.60%                                               --                --                --                --              1.23
1.65%                                               --                --                --                --              1.23
1.70%                                               --                --                --                --              1.22
1.75%                                               --                --                --                --              1.22
1.80%                                               --                --                --                --              1.22
-----------------------------------------------------------------------------------------------------------------------------------

                                                MS UIF            MS UIF            NB AMT            NB AMT             OPPEN
                                           GLOBAL REAL EST,    MID CAP GRO,          INTL,        SOC RESPONSIVE,     GLOBAL SEC
SUBACCOUNT                                       CL II             CL II             CL S              CL S            VA, SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.94             $1.21             $0.81             $  --             $1.39
0.75%                                             0.93              1.20              0.80                --              1.37
0.85%                                             0.98              1.31              0.90              1.11              1.04
0.95%                                             0.92              1.19              0.79              1.14              1.35
1.00%                                             0.92              1.18              0.79                --              1.34
1.05%                                             0.96              1.29              0.89              1.10              1.03
1.10%                                             0.96              1.29              0.88              1.09              1.03
1.20%                                             0.91              1.17              0.78              1.14              1.32
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.95              1.28              0.88              1.08              1.02
1.30%                                             0.95              1.27              0.87              1.08              1.02
1.35%                                               --              1.15                --              1.13              1.07
1.40%                                               --              1.15                --              1.13              1.07
1.45%                                             0.94              1.26              0.87              1.07              1.01
1.55%                                               --              1.15                --              1.13              1.07
1.60%                                               --              1.15                --              1.13              1.07
1.65%                                               --              1.15                --              1.13              1.07
1.70%                                               --              1.15                --              1.13              1.06
1.75%                                               --              1.15                --              1.13              1.06
1.80%                                               --              1.15                --              1.13              1.06
-----------------------------------------------------------------------------------------------------------------------------------





 230    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                                                     PUT VT
                                          OPPEN GLOBAL      OPPEN MAIN ST         OPPEN             PIMCO          GLOBAL HLTH
                                          STRATEGIC INC      SM MID CAP            VAL         VIT ALL ASSET,         CARE,
SUBACCOUNT                                   VA, SRV          VA, SERV          VA, SERV         ADVISOR CL           CL IB
                                        ----------------------------------------------------------------------------------------
0.55%                                         $1.45             $1.41             $  --             $1.29             $1.15
0.75%                                          1.43              1.38                --              1.28              1.13
0.85%                                          1.33              1.06              0.92              1.30                --
0.95%                                          1.40              1.36                --              1.26              1.10
1.00%                                          1.40              1.36                --              1.26              1.14
1.05%                                          1.31              1.05              0.91              1.29                --
1.10%                                          1.31              1.05              0.91              1.29                --
1.20%                                          1.38              1.33                --              1.25              1.12
1.25%                                            --                --                --                --                --
1.25%                                            --                --                --                --                --
1.25%                                            --                --                --                --                --
1.25%                                            --                --                --                --                --
1.25%                                            --                --                --                --                --
1.25%                                          1.30              1.04              0.90              1.28                --
1.30%                                          1.29              1.04              0.90              1.27                --
1.35%                                            --              1.18                --              1.07                --
1.40%                                            --              1.18                --              1.07                --
1.45%                                          1.28              1.03              0.89              1.26                --
1.55%                                            --              1.18                --              1.06                --
1.60%                                            --              1.17                --              1.06                --
1.65%                                            --              1.17                --              1.06                --
1.70%                                            --              1.17                --              1.06                --
1.75%                                            --              1.17                --              1.06                --
1.80%                                            --              1.17                --              1.06                --
--------------------------------------------------------------------------------------------------------------------------------

                                             PUT VT            PUT VT            PUT VT             ROYCE
                                            INTL EQ,          MULTI-CAP         MULTI-CAP        MICRO-CAP,         THIRD AVE
SUBACCOUNT                                    CL IB          GRO, CL IA        GRO, CL IB         INVEST CL            VAL
                                        ----------------------------------------------------------------------------------------
0.55%                                         $1.11             $  --             $1.07             $3.54             $2.29
0.75%                                          1.09                --              1.07              3.45              2.24
0.85%                                            --                --                --                --                --
0.95%                                          1.06                --              1.06              3.37              2.18
1.00%                                          1.16                --              1.06                --                --
1.05%                                            --                --                --                --                --
1.10%                                            --                --                --                --                --
1.20%                                          1.14                --              1.06                --                --
1.25%                                            --                --                --                --                --
1.25%                                            --                --                --                --                --
1.25%                                            --                --                --                --                --
1.25%                                            --                --                --                --                --
1.25%                                            --                --                --                --                --
1.25%                                            --              1.37                --                --                --
1.30%                                            --                --                --                --                --
1.35%                                            --                --                --                --                --
1.40%                                            --                --                --                --                --
1.45%                                            --                --                --                --                --
1.55%                                            --                --                --                --                --
1.60%                                            --                --                --                --                --
1.65%                                            --                --                --                --                --
1.70%                                            --                --                --                --                --
1.75%                                            --                --                --                --                --
1.80%                                            --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------





                                         RIVERSOURCE VARIABLE ACCOUNT 10    231

                                                  VP                VP               VP AC             VP AC            VP COL
                                                 AGGR,             AGGR,           DIV BOND,           GRO,           WANGER INTL
SUBACCOUNT                                       CL 2              CL 4              CL 2              CL 2            EQ, CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.08             $1.09             $  --             $  --             $  --
0.75%                                             1.08              1.08                --                --                --
0.85%                                             1.08              1.08              1.07              1.19              1.03
0.95%                                             1.08              1.08              1.06              1.19              1.03
1.00%                                             1.08              1.08                --                --                --
1.05%                                             1.07              1.08              1.06              1.19              1.03
1.10%                                             1.07              1.08              1.06              1.19              1.03
1.20%                                             1.07              1.07              1.06              1.18              1.03
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.07              1.07              1.06              1.18              1.03
1.30%                                             1.07              1.07              1.06              1.18              1.03
1.35%                                             1.11                --              1.06              1.18              1.03
1.40%                                             1.11                --              1.06              1.18              1.03
1.45%                                             1.07              1.07              1.06              1.18              1.03
1.55%                                             1.11                --              1.05              1.18              1.02
1.60%                                             1.11                --              1.05              1.18              1.02
1.65%                                             1.11                --              1.05              1.18              1.02
1.70%                                             1.11                --              1.05              1.17              1.02
1.75%                                             1.11                --              1.05              1.17              1.02
1.80%                                             1.11                --              1.05              1.17              1.02
-----------------------------------------------------------------------------------------------------------------------------------

                                                VP COL              VP                VP             VP DAVIS          VP DAVIS
                                               WANGER US         CONSERV,          CONSERV,         NY VENTURE,       NY VENTURE,
SUBACCOUNT                                     EQ, CL 2            CL 2              CL 4              CL 2              CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                            $  --             $1.08             $1.08             $  --             $0.96
0.75%                                               --              1.07              1.07                --              0.94
0.85%                                             1.22              1.07              1.07              1.11              0.97
0.95%                                             1.21              1.07              1.07              1.11              0.93
1.00%                                               --              1.07              1.07                --              0.93
1.05%                                             1.21              1.07              1.07              1.11              0.95
1.10%                                             1.21              1.07              1.07              1.11              0.95
1.20%                                             1.21              1.06              1.06              1.11              0.92
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.21              1.06              1.06              1.11              0.94
1.30%                                             1.21              1.06              1.06              1.11              0.94
1.35%                                             1.21              1.07                --              1.10                --
1.40%                                             1.21              1.07                --              1.10                --
1.45%                                             1.21              1.06              1.06              1.10              0.93
1.55%                                             1.20              1.06                --              1.10                --
1.60%                                             1.20              1.06                --              1.10                --
1.65%                                             1.20              1.06                --              1.10                --
1.70%                                             1.20              1.06                --              1.10                --
1.75%                                             1.20              1.06                --              1.10                --
1.80%                                             1.20              1.06                --              1.10                --
-----------------------------------------------------------------------------------------------------------------------------------





 232    RIVERSOURCE VARIABLE ACCOUNT 10

                                                VP DFA             VP EV             VP GS             VP GS          VP INVESCO
                                               INTL VAL,       FLOATING RATE     MID CAP VAL,      MID CAP VAL,        INTL GRO,
SUBACCOUNT                                       CL 2            INC, CL 2           CL 2              CL 3              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                            $  --             $  --             $  --             $1.32             $  --
0.75%                                               --                --                --              1.30                --
0.85%                                             0.94              1.06              1.14              1.11              1.07
0.95%                                             0.94              1.06              1.14              1.28              1.07
1.00%                                               --                --                --              1.27                --
1.05%                                             0.94              1.05              1.14              1.09              1.07
1.10%                                             0.94              1.05              1.14              1.09              1.07
1.20%                                             0.94              1.05              1.13              1.25              1.07
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.94              1.05              1.13              1.08              1.06
1.30%                                             0.94              1.05              1.13              1.08              1.06
1.35%                                             0.93              1.05              1.13                --              1.06
1.40%                                             0.93              1.05              1.13                --              1.06
1.45%                                             0.93              1.05              1.13              1.07              1.06
1.55%                                             0.93              1.05              1.13                --              1.06
1.60%                                             0.93              1.05              1.13                --              1.06
1.65%                                             0.93              1.05              1.13                --              1.06
1.70%                                             0.93              1.04              1.13                --              1.06
1.75%                                             0.93              1.04              1.13                --              1.06
1.80%                                             0.93              1.04              1.13                --              1.06
-----------------------------------------------------------------------------------------------------------------------------------

                                                VP JPM          VP JENNISON       VP MARSICO          VP MFS              VP
                                              CORE BOND,          MID CAP            GRO,              VAL,              MOD,
SUBACCOUNT                                       CL 2            GRO, CL 2           CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                            $  --             $  --             $  --             $  --             $1.09
0.75%                                               --                --                --                --              1.09
0.85%                                             1.06              1.20              1.20              1.14              1.09
0.95%                                             1.06              1.20              1.20              1.14              1.09
1.00%                                               --                --                --                --              1.09
1.05%                                             1.06              1.20              1.19              1.14              1.08
1.10%                                             1.06              1.20              1.19              1.14              1.08
1.20%                                             1.06              1.20              1.19              1.14              1.08
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.06              1.20              1.19              1.14              1.08
1.30%                                             1.06              1.19              1.19              1.14              1.08
1.35%                                             1.06              1.19              1.19              1.14              1.09
1.40%                                             1.06              1.19              1.19              1.13              1.09
1.45%                                             1.06              1.19              1.19              1.13              1.08
1.55%                                             1.05              1.19              1.19              1.13              1.09
1.60%                                             1.05              1.19              1.18              1.13              1.09
1.65%                                             1.05              1.19              1.18              1.13              1.09
1.70%                                             1.05              1.19              1.18              1.13              1.09
1.75%                                             1.05              1.19              1.18              1.13              1.09
1.80%                                             1.05              1.19              1.18              1.13              1.09
-----------------------------------------------------------------------------------------------------------------------------------





                                         RIVERSOURCE VARIABLE ACCOUNT 10    233

                                                  VP              VP MOD            VP MOD            VP MOD            VP MOD
                                                 MOD,              AGGR,             AGGR,           CONSERV,          CONSERV,
SUBACCOUNT                                       CL 4              CL 2              CL 4              CL 2              CL 4
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.09             $1.09             $1.09             $1.09             $1.09
0.75%                                             1.09              1.09              1.09              1.08              1.08
0.85%                                             1.09              1.09              1.09              1.08              1.08
0.95%                                             1.09              1.09              1.09              1.08              1.08
1.00%                                             1.09              1.08              1.09              1.08              1.08
1.05%                                             1.09              1.08              1.09              1.08              1.08
1.10%                                             1.08              1.08              1.08              1.08              1.08
1.20%                                             1.08              1.08              1.08              1.07              1.08
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.08              1.08              1.08              1.07              1.08
1.30%                                             1.08              1.08              1.08              1.07              1.07
1.35%                                               --              1.10                --              1.08                --
1.40%                                               --              1.10                --              1.08                --
1.45%                                             1.08              1.08              1.08              1.07              1.07
1.55%                                               --              1.10                --              1.08                --
1.60%                                               --              1.10                --              1.08                --
1.65%                                               --              1.10                --              1.08                --
1.70%                                               --              1.10                --              1.08                --
1.75%                                               --              1.10                --              1.07                --
1.80%                                               --              1.10                --              1.07                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                 VP MS            VP NFJ           VP NUVEEN         VP PTNRS          VP PTNRS
                                              GLOBAL REAL        DIVD VAL,          WINSLOW           SM CAP            SM CAP
SUBACCOUNT                                     EST, CL 2           CL 2        LG CAP GRO, CL 2      GRO, CL 2         VAL, CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                            $  --             $  --             $  --             $  --             $  --
0.75%                                               --                --                --                --                --
0.85%                                             1.07              1.20              1.22              1.27              1.17
0.95%                                             1.07              1.20              1.22              1.27              1.16
1.00%                                               --                --                --                --                --
1.05%                                             1.07              1.20              1.21              1.27              1.16
1.10%                                             1.07              1.20              1.21              1.27              1.16
1.20%                                             1.07              1.20              1.21              1.27              1.16
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.07              1.20              1.21              1.26              1.16
1.30%                                             1.07              1.20              1.21              1.26              1.16
1.35%                                             1.06              1.19              1.21              1.26              1.16
1.40%                                             1.06              1.19              1.21              1.26              1.16
1.45%                                             1.06              1.19              1.21              1.26              1.16
1.55%                                             1.06              1.19              1.21              1.26              1.15
1.60%                                             1.06              1.19              1.21              1.26              1.15
1.65%                                             1.06              1.19              1.20              1.26              1.15
1.70%                                             1.06              1.19              1.20              1.26              1.15
1.75%                                             1.06              1.19              1.20              1.26              1.15
1.80%                                             1.06              1.19              1.20              1.25              1.15
-----------------------------------------------------------------------------------------------------------------------------------





 234    RIVERSOURCE VARIABLE ACCOUNT 10

                                            VP PTNRS          VP PIMCO         VP PYRAMIS           VP WF
                                           SM CAP VAL,     MORTGAGE BACKED      INTL EQ,       SHORT DURATION        WANGER
SUBACCOUNT                                    CL 3            SEC, CL 2           CL 2           GOVT, CL 2           INTL
                                        ----------------------------------------------------------------------------------------
0.55%                                         $1.98             $  --             $  --             $  --             $2.27
0.75%                                          1.94                --                --                --              2.21
0.85%                                          1.14              1.05              1.01              1.02              1.20
0.95%                                          1.90              1.04              1.01              1.02              2.16
1.00%                                          1.79                --                --                --              2.60
1.05%                                          1.13              1.04              1.01              1.01              1.19
1.10%                                          1.12              1.04              1.01              1.01              1.19
1.20%                                          1.76              1.04              1.01              1.01              2.55
1.25%                                            --                --                --                --                --
1.25%                                            --                --                --                --                --
1.25%                                            --                --                --                --                --
1.25%                                            --                --                --                --                --
1.25%                                            --                --                --                --                --
1.25%                                          1.11              1.04              1.01              1.01              1.18
1.30%                                          1.11              1.04              1.01              1.01              1.17
1.35%                                            --              1.04              1.00              1.01                --
1.40%                                            --              1.04              1.00              1.01                --
1.45%                                          1.10              1.04              1.00              1.01              1.16
1.55%                                            --              1.03              1.00              1.01                --
1.60%                                            --              1.03              1.00              1.01                --
1.65%                                            --              1.03              1.00              1.01                --
1.70%                                            --              1.03              1.00              1.00                --
1.75%                                            --              1.03              1.00              1.00                --
1.80%                                            --              1.03              1.00              1.00                --
--------------------------------------------------------------------------------------------------------------------------------

                                                               WF ADV
                                                              VT INDEX           WF ADV            WF ADV           WF ADV VT
                                             WANGER        ASSET ALLOC, CL     VT INTL EQ,         VT OPP,         SM CAP GRO,
SUBACCOUNT                                     USA                2               CL 2              CL 2              CL 2
                                        ----------------------------------------------------------------------------------------
0.55%                                         $2.01             $1.34             $1.23             $1.48             $1.43
0.75%                                          1.96              1.31              1.21              1.45              1.40
0.85%                                          1.11                --              0.88              1.18              1.35
0.95%                                          1.91              1.28              1.20              1.42              1.37
1.00%                                          1.70              1.35              1.19              1.47              1.58
1.05%                                          1.10                --              0.87              1.17              1.34
1.10%                                          1.10                --              0.87              1.16              1.33
1.20%                                          1.67              1.32              1.17              1.45              1.55
1.25%                                            --                --                --                --                --
1.25%                                            --                --                --                --                --
1.25%                                            --                --                --                --                --
1.25%                                            --                --                --                --                --
1.25%                                            --                --                --                --                --
1.25%                                          1.09                --              0.86              1.15              1.32
1.30%                                          1.09                --              0.86              1.15              1.32
1.35%                                            --                --                --              1.14              1.20
1.40%                                            --                --                --              1.14              1.20
1.45%                                          1.08                --              0.85              1.14              1.31
1.55%                                            --                --                --              1.14              1.20
1.60%                                            --                --                --              1.14              1.20
1.65%                                            --                --                --              1.14              1.20
1.70%                                            --                --                --              1.14              1.20
1.75%                                            --                --                --              1.14              1.20
1.80%                                            --                --                --              1.14              1.19
--------------------------------------------------------------------------------------------------------------------------------






                                         RIVERSOURCE VARIABLE ACCOUNT 10    235

The following is a summary of units outstanding at Dec. 31, 2011:



                                                AB VPS            AB VPS            AB VPS            AB VPS             AC VP
                                            GLOBAL THEMATIC     GRO & INC,         INTL VAL,        LG CAP GRO,          INTL,
SUBACCOUNT                                     GRO, CL B           CL B              CL B              CL B              CL I
                                           ----------------------------------------------------------------------------------------
0.55%                                             60,469           314,196            981,728               --              4,187
0.75%                                          3,347,576        48,468,388         83,009,279               --          7,586,573
0.85%                                          2,364,912         5,813,811         25,453,060        1,920,008                 --
0.95%                                          1,641,743        28,839,526         49,798,868           93,268          6,878,126
1.00%                                            377,718         4,844,115          9,932,359               --                 --
1.05%                                          1,027,686         3,473,793         12,397,576        1,157,485                 --
1.10%                                            922,168         1,716,564         10,020,385          274,371                 --
1.20%                                            415,005         2,547,892          4,866,066          250,369                 --
1.25%                                                 --                --                 --               --                 --
1.25%                                                 --                --                 --               --                 --
1.25%                                                 --                --                 --               --                 --
1.25%                                                 --                --                 --               --                 --
1.25%                                                 --                --                 --               --                 --
1.25%                                             47,875           277,346          1,157,838           17,198                 --
1.30%                                            292,775           430,904          4,688,315          485,320                 --
1.35%                                                 --                --                 --           42,309                 --
1.40%                                                 --                --                 --           10,016                 --
1.45%                                            100,117           156,736          1,109,611           64,934                 --
1.55%                                                 --                --                 --               --                 --
1.60%                                                 --                --                 --            4,251                 --
1.65%                                                 --                --                 --               --                 --
1.70%                                                 --                --                 --           10,071                 --
1.75%                                                 --                --                 --               --                 --
1.80%                                                 --                --                 --           12,862                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         10,598,044        96,883,271        203,415,085        4,342,462         14,468,886
-----------------------------------------------------------------------------------------------------------------------------------

                                                 AC VP             AC VP             AC VP             AC VP             AC VP
                                                 INTL,         MID CAP VAL,         ULTRA,             VAL,              VAL,
SUBACCOUNT                                       CL II             CL II             CL II             CL I              CL II
                                           ----------------------------------------------------------------------------------------
0.55%                                             47,633           100,610             98,172          249,213            570,205
0.75%                                         19,142,479        11,207,567         10,121,502       14,861,541         56,802,165
0.85%                                                 --         6,598,923          3,488,373               --         14,357,983
0.95%                                         10,595,533         7,354,701          5,321,912       12,699,222         36,453,755
1.00%                                          2,794,386         1,093,148          1,441,546               --          8,739,891
1.05%                                                 --         3,927,079          1,484,229               --          8,675,109
1.10%                                                 --         2,223,538            590,905               --          4,303,155
1.20%                                          1,335,020           582,030            992,330               --          5,338,943
1.25%                                                 --                --                 --               --                 --
1.25%                                                 --                --                 --               --                 --
1.25%                                                 --                --                 --               --                 --
1.25%                                                 --                --                 --               --                 --
1.25%                                                 --                --                 --               --                 --
1.25%                                                 --           326,767             95,914               --          1,105,862
1.30%                                                 --         1,278,473            336,551               --          2,946,965
1.35%                                                 --                --                 --               --            254,514
1.40%                                                 --                --                 --               --             49,499
1.45%                                                 --           370,309             78,348               --          1,036,446
1.55%                                                 --                --                 --               --             29,176
1.60%                                                 --                --                 --               --             10,900
1.65%                                                 --                --                 --               --              9,881
1.70%                                                 --                --                 --               --             32,134
1.75%                                                 --                --                 --               --                 --
1.80%                                                 --                --                 --               --              5,953
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         33,915,051        35,063,145         24,049,782       27,809,976        140,722,536
-----------------------------------------------------------------------------------------------------------------------------------







 236    RIVERSOURCE VARIABLE ACCOUNT 10

                                                CALVERT           COL VP            COL VP            COL VP            COL VP
                                                  VP               BAL,           CASH MGMT,        CASH MGMT,         DIV BOND,
SUBACCOUNT                                      SRI BAL            CL 3              CL 2              CL 3              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                               6,158           580,146                --           514,479                --
0.75%                                          12,718,775        53,355,113                --       124,252,423                --
0.85%                                                  --         7,341,951         2,070,898        32,019,220         2,061,606
0.95%                                           6,505,002        39,535,203           825,479        82,184,876         3,544,173
1.00%                                           1,429,964         5,114,833                --        10,406,872                --
1.05%                                                  --         5,062,550           201,631        22,516,243            73,614
1.10%                                                  --         2,997,591           230,776        10,905,854           720,196
1.20%                                             648,870         3,744,475         3,303,525         5,730,304         3,727,589
1.25%                                                  --                --                --                --                --
1.25%                                                  --           953,048                --         4,600,793                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --        35,491,542                --        33,542,751                --
1.25%                                                  --                --                --                --                --
1.30%                                                  --         2,106,857           166,263         4,782,738           671,423
1.35%                                                  --            68,656         1,336,415                --           707,292
1.40%                                                  --                --           219,342                --            45,554
1.45%                                                  --           546,783           101,048         4,106,146           322,095
1.55%                                                  --                --            29,508                --            75,177
1.60%                                                  --                --           163,952                --            41,327
1.65%                                                  --                --           277,031                --            72,203
1.70%                                                  --                --                --                --           121,421
1.75%                                                  --                --                --                --                --
1.80%                                                  --                --             7,643                --            26,068
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          21,308,769       156,898,748         8,933,511       335,562,699        12,209,738
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                               DIV BOND,        DIV EQ INC,       DIV EQ INC,         DYN EQ,           DYN EQ,
SUBACCOUNT                                       CL 3              CL 2              CL 3              CL 2              CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                           2,923,351                --         1,770,325                --           463,706
0.75%                                         232,228,840                --       206,687,690                --       186,290,718
0.85%                                          58,891,536           823,665        58,110,433            79,817         1,866,612
0.95%                                         174,737,528           843,777       126,112,961            40,008       100,737,244
1.00%                                          26,267,665                --        22,186,394                --        10,273,733
1.05%                                          41,410,268            14,563        27,856,139                --         1,581,636
1.10%                                          19,814,130           215,604        15,637,483                --           416,545
1.20%                                          20,158,706           901,313        11,111,206            48,613         3,979,772
1.25%                                                  --                --        51,705,628                --                --
1.25%                                           3,034,472                --         2,479,859                --           208,916
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                          43,796,578                --                --                --        91,926,648
1.25%                                                  --                --                --                --                --
1.30%                                          12,963,700            88,449         7,828,794             1,005           339,612
1.35%                                                  --           287,454                --             9,634                --
1.40%                                                  --            25,844                --                --                --
1.45%                                           6,538,233            59,247         2,177,593             9,163            73,168
1.55%                                                  --            55,298                --                --                --
1.60%                                                  --            10,083                --               470                --
1.65%                                                  --            84,412                --             9,002                --
1.70%                                                  --            41,312                --                --                --
1.75%                                                  --                --                --                --                --
1.80%                                                  --             5,974                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         642,765,007         3,456,995       533,664,505           197,712       398,158,310
-----------------------------------------------------------------------------------------------------------------------------------







                                         RIVERSOURCE VARIABLE ACCOUNT 10    237

                                               COL VP            COL VP            COL VP            COL VP         COL VP GLOBAL
                                              EMER MKTS         EMER MKTS       GLOBAL BOND,      GLOBAL BOND,     INFLATION PROT
SUBACCOUNT                                    OPP, CL 2         OPP, CL 3           CL 2              CL 3            SEC, CL 2
                                          ----------------------------------------------------------------------------------------
0.55%                                                 --           842,881               --          1,121,749               --
0.75%                                                 --        46,641,149               --         73,158,065               --
0.85%                                          1,374,481        17,567,368          865,152         19,771,752        1,140,301
0.95%                                          1,102,037        27,454,676        1,189,555         56,664,189          738,650
1.00%                                                 --         4,201,602               --          8,321,924               --
1.05%                                              7,158         9,013,322            3,019         15,816,919            1,762
1.10%                                            261,703         5,521,902          133,769          6,279,374           78,793
1.20%                                            981,909         1,939,736        1,776,557          5,792,107        1,437,805
1.25%                                                 --        31,272,578               --                 --               --
1.25%                                                 --           685,530               --          1,327,154               --
1.25%                                                 --                --               --                 --               --
1.25%                                                 --                --               --         13,207,307               --
1.25%                                                 --                --               --                 --               --
1.25%                                              8,083                --               --                 --               --
1.30%                                            256,405         2,464,503          132,748          5,320,382          176,061
1.35%                                            109,675                --          300,528                 --          359,441
1.40%                                            131,056                --           86,189                 --           25,340
1.45%                                             94,435           648,534           79,911          2,020,524          119,267
1.55%                                            177,599                --           99,811                 --           52,633
1.60%                                             23,089                --           23,244                 --           23,893
1.65%                                            125,401                --           47,798                 --           43,185
1.70%                                             36,331                --           49,985                 --           93,700
1.75%                                                 --                --               --                 --               --
1.80%                                              4,001                --            7,431                 --           17,865
----------------------------------------------------------------------------------------------------------------------------------
Total                                          4,693,363       148,253,781        4,795,697        208,801,446        4,308,696
----------------------------------------------------------------------------------------------------------------------------------

                                            COL VP GLOBAL        COL VP            COL VP            COL VP            COL VP
                                           INFLATION PROT        HI INC,          HI YIELD          HI YIELD          INC OPP,
SUBACCOUNT                                    SEC, CL 3           CL 2           BOND, CL 2        BOND, CL 3           CL 2
                                          ----------------------------------------------------------------------------------------
0.55%                                          1,131,847           291,176               --            695,430               --
0.75%                                         82,434,522        22,115,681               --         91,966,846               --
0.85%                                         18,864,890        10,619,903        1,786,014         16,330,011          505,150
0.95%                                         54,821,414        13,993,219        1,107,376         73,575,856          586,775
1.00%                                          9,441,816         3,953,064               --          7,401,482               --
1.05%                                         12,794,995         6,444,293           13,782         11,121,145           23,834
1.10%                                          5,537,419         2,783,637          225,751          5,134,636          651,574
1.20%                                          7,559,874         3,512,948        1,716,743          6,355,223        1,504,371
1.25%                                                 --                --               --                 --               --
1.25%                                                 --                --               --            821,966               --
1.25%                                                 --                --               --                 --               --
1.25%                                                 --                --               --         23,616,496               --
1.25%                                                 --                --               --                 --               --
1.25%                                          1,099,280           508,740           27,719                 --           22,558
1.30%                                          6,489,263         2,152,002          219,250          3,685,378          104,953
1.35%                                                 --           263,473          294,396                 --          155,466
1.40%                                                 --            14,107           93,001                 --           48,777
1.45%                                          2,569,551         1,087,832          122,137          1,554,341          119,620
1.55%                                                 --                --           31,927                 --           25,198
1.60%                                                 --            10,979           27,067                 --           32,050
1.65%                                                 --                --          153,972                 --           47,635
1.70%                                                 --            42,188           93,946                 --           79,138
1.75%                                                 --                --               --                 --               --
1.80%                                                 --             4,844           14,399                 --               --
----------------------------------------------------------------------------------------------------------------------------------
Total                                        202,744,871        67,798,086        5,927,480        242,258,810        3,907,099
----------------------------------------------------------------------------------------------------------------------------------







 238    RIVERSOURCE VARIABLE ACCOUNT 10

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                               INC OPP,          INTL OPP,         INTL OPP,        LG CAP GRO,       LG CAP GRO,
SUBACCOUNT                                       CL 3              CL 2              CL 3              CL 2              CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                           1,305,722                --           363,233               --          1,357,846
0.75%                                          49,398,193                --        32,942,422               --        104,493,597
0.85%                                          14,835,853           348,797         3,977,267          401,215          3,900,535
0.95%                                          34,819,342           165,612        21,875,278           92,038         60,543,913
1.00%                                           5,360,121                --         2,246,275               --          5,957,158
1.05%                                          10,394,186                --         2,967,624               --          2,469,678
1.10%                                           4,946,695            42,693         1,620,209           89,836          1,062,090
1.20%                                           4,517,879           262,863         1,090,023          347,150          2,708,603
1.25%                                                  --                --                --               --                 --
1.25%                                                  --                --           272,800               --                 --
1.25%                                                  --                --                --               --                 --
1.25%                                                  --                --                --               --                 --
1.25%                                                  --                --        33,208,042               --                 --
1.25%                                             713,474                --                --               --            249,906
1.30%                                           3,834,190           165,320         1,049,696           45,169            332,031
1.35%                                                  --            25,441                --           39,684                 --
1.40%                                                  --            23,490                --           23,592                 --
1.45%                                           1,248,932            35,000           228,813               --            158,640
1.55%                                                  --                --                --           94,308                 --
1.60%                                                  --             2,299                --               --                 --
1.65%                                                  --            20,058                --            8,781                 --
1.70%                                                  --             1,179                --               --                 --
1.75%                                                  --                --                --               --                 --
1.80%                                                  --                --                --               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         131,374,587         1,092,752       101,841,682        1,141,773        183,233,997
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                           LIMITED DURATION    MARSICO GRO,      MARSICO INTL       MID CAP GRO       MID CAP GRO
SUBACCOUNT                                     CR, CL 2            CL 1            OPP, CL 2         OPP, CL 2         OPP, CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                                  --           767,044           509,018               --            124,296
0.75%                                                  --        70,115,596        20,933,379               --         28,726,151
0.85%                                             457,038        26,127,157         8,040,580           90,596          3,410,765
0.95%                                             889,260        39,805,368        12,276,810           91,194         16,900,617
1.00%                                                  --         7,118,785         2,621,645               --          1,366,414
1.05%                                               7,445        12,678,943         4,678,050               --          2,308,529
1.10%                                              59,759         7,920,332         3,378,908           92,659          1,539,590
1.20%                                           1,219,675         2,999,521         1,687,934          116,584            876,730
1.25%                                                  --                --                --               --                 --
1.25%                                                  --                --                --               --            118,495
1.25%                                                  --                --                --               --         27,721,055
1.25%                                                  --                --                --               --                 --
1.25%                                                  --                --                --               --                 --
1.25%                                                  --         1,215,443           468,686           13,561                 --
1.30%                                             294,032         4,129,746         1,680,198           59,544            468,805
1.35%                                             483,387                --            36,767           17,345                 --
1.40%                                                  --                --            55,868            7,338                 --
1.45%                                             128,558         1,189,014           399,457            7,260             83,215
1.55%                                              21,058                --            31,407               --                 --
1.60%                                              26,548                --             2,481            1,867                 --
1.65%                                             122,145                --             3,393           17,142                 --
1.70%                                             252,917                --             2,175               --                 --
1.75%                                                  --                --                --               --                 --
1.80%                                               4,937                --                --               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           3,966,759       174,066,949        56,806,756          515,090         83,644,662
-----------------------------------------------------------------------------------------------------------------------------------







                                         RIVERSOURCE VARIABLE ACCOUNT 10    239

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                              MID CAP VAL       MID CAP VAL        S&P 500,          SELECT LG         SELECT LG
SUBACCOUNT                                     OPP, CL 2         OPP, CL 3           CL 3          CAP VAL, CL 2     CAP VAL, CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                                --            466,964            127,303                --          198,459
0.75%                                                --         25,902,856         65,653,431                --        9,950,253
0.85%                                           222,234         14,876,257          6,656,924           196,829        2,007,315
0.95%                                           215,359         14,817,082         46,052,562            52,330        6,465,225
1.00%                                                --          2,718,530          5,018,383                --          698,631
1.05%                                             5,711          8,067,345          3,791,880                --        1,119,534
1.10%                                            67,088          3,743,522          2,395,525            57,720          462,827
1.20%                                           231,197          1,324,720          3,038,066           204,251          476,904
1.25%                                                --                 --                 --                --               --
1.25%                                                --                 --                 --                --               --
1.25%                                                --                 --                 --                --               --
1.25%                                                --                 --                 --                --               --
1.25%                                                --                 --                 --                --               --
1.25%                                                --            403,154            437,937                --           80,774
1.30%                                            61,766          2,073,143          1,085,088            65,071          337,264
1.35%                                             2,401                 --            240,304            17,382               --
1.40%                                             8,872                 --                834             8,962               --
1.45%                                            11,799            426,159            396,989            17,221           72,078
1.55%                                            13,130                 --             55,113                --               --
1.60%                                             5,100                 --              3,702             2,241               --
1.65%                                            22,093                 --                 --             6,878               --
1.70%                                             1,135                 --                 --                --               --
1.75%                                                --                 --                 --                --               --
1.80%                                                --                 --                 --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           867,885         74,819,732        134,954,041           628,885       21,869,264
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                             SELECT SM CAP     SELECT SM CAP         SHORT             SHORT        STRATEGIC INC,
SUBACCOUNT                                     VAL, CL 2         VAL, CL 3      DURATION, CL 2    DURATION, CL 3         CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                                --            152,369                 --         1,843,234               --
0.75%                                                --         16,466,033                 --        78,480,446               --
0.85%                                            67,271          2,236,462            465,994        18,934,067        1,305,463
0.95%                                            81,241         10,076,472          1,177,084        61,501,044        1,393,904
1.00%                                                --          1,185,375                 --         8,323,544               --
1.05%                                               851          1,468,410            152,983        10,315,189               --
1.10%                                            66,667            676,333            188,873         5,279,006          218,020
1.20%                                           169,780            705,008          1,094,999         7,651,015        2,125,048
1.25%                                                --                 --                 --                --               --
1.25%                                                --                 --                 --                --               --
1.25%                                                --                 --                 --                --               --
1.25%                                                --                 --                 --                --               --
1.25%                                                --                 --                 --                --               --
1.25%                                                --             59,229                 --         1,822,675           41,053
1.30%                                            20,536            403,600            186,770         5,601,611          295,923
1.35%                                            54,621                 --            713,475                --          520,317
1.40%                                            27,197                 --              5,979                --          147,559
1.45%                                                --             71,425            201,894         4,378,067           94,714
1.55%                                                --                 --            131,777                --          164,932
1.60%                                             6,576                 --             11,424                --            3,220
1.65%                                            19,698                 --                787                --          101,948
1.70%                                                --                 --             42,979                --          108,314
1.75%                                                --                 --                 --                --               --
1.80%                                                --                 --             31,250                --            1,059
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           514,438         33,500,716          4,406,268       204,129,898        6,521,474
-----------------------------------------------------------------------------------------------------------------------------------







 240    RIVERSOURCE VARIABLE ACCOUNT 10

                                                  CS             DREY VIF            EV VT            FID VIP           FID VIP
                                               COMMODITY         INTL EQ,        FLOATING-RATE      CONTRAFUND,       GRO & INC,
SUBACCOUNT                                      RETURN             SERV               INC            SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                             617,030               --          1,730,011         2,496,181           86,988
0.75%                                          38,080,752               --         74,598,949       162,922,111       28,379,322
0.85%                                          10,196,411        2,416,554         23,747,788        50,040,223               --
0.95%                                          25,966,449               --         55,758,922       102,175,035       23,702,389
1.00%                                           5,776,911               --          9,352,713        19,991,263               --
1.05%                                           7,026,524        1,715,883         18,777,159        29,394,212               --
1.10%                                           5,100,434        1,400,988          9,887,945        19,195,815               --
1.20%                                           2,408,078               --          6,419,407        11,122,347               --
1.25%                                                  --               --                 --                --               --
1.25%                                                  --               --                 --                --               --
1.25%                                                  --               --                 --                --               --
1.25%                                                  --               --                 --                --               --
1.25%                                                  --               --                 --                --               --
1.25%                                             583,240          280,255          2,004,602         2,966,197               --
1.30%                                           2,577,071          457,816          8,341,131        10,541,640               --
1.35%                                                  --               --                 --           336,988               --
1.40%                                                  --               --                 --           164,396               --
1.45%                                             949,725          368,463          3,787,891         2,700,538               --
1.55%                                                  --               --                 --            90,335               --
1.60%                                                  --               --                 --            37,909               --
1.65%                                                  --               --                 --            61,773               --
1.70%                                                  --               --                 --            40,611               --
1.75%                                                  --               --                 --                --               --
1.80%                                                  --               --                 --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          99,282,625        6,639,959        214,406,518       414,277,574       52,168,699
-----------------------------------------------------------------------------------------------------------------------------------

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                              GRO & INC,         MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,
SUBACCOUNT                                     SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                             438,122          161,611          1,077,052            20,089          464,253
0.75%                                          65,027,761       20,066,111        109,162,022        11,309,553       30,682,168
0.85%                                                  --               --         41,822,217                --        8,861,758
0.95%                                          38,732,676       16,338,624         63,181,546         9,288,352       20,346,346
1.00%                                           7,478,165               --         16,088,599                --        3,351,750
1.05%                                                  --               --         18,655,839                --        4,697,971
1.10%                                                  --               --         11,982,431                --        1,594,738
1.20%                                           4,067,023               --          8,021,903                --        1,935,646
1.25%                                                  --               --                 --                --               --
1.25%                                                  --               --                 --                --               --
1.25%                                                  --               --                 --                --               --
1.25%                                                  --               --                 --                --               --
1.25%                                                  --               --                 --                --               --
1.25%                                                  --               --          1,819,024                --          320,002
1.30%                                                  --               --          5,554,848                --        1,077,006
1.35%                                                  --               --            347,700                --               --
1.40%                                                  --               --             20,495                --               --
1.45%                                                  --               --          1,255,639                --          460,960
1.55%                                                  --               --            130,951                --               --
1.60%                                                  --               --              7,873                --               --
1.65%                                                  --               --             28,888                --               --
1.70%                                                  --               --             36,913                --               --
1.75%                                                  --               --                 --                --               --
1.80%                                                  --               --              6,572                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         115,743,747       36,566,346        279,200,512        20,617,994       73,792,598
-----------------------------------------------------------------------------------------------------------------------------------







                                         RIVERSOURCE VARIABLE ACCOUNT 10    241

                                             FTVIPT FRANK      FTVIPT FRANK         FTVIPT            GS VIT            GS VIT
                                              GLOBAL REAL       SM CAP VAL,      MUTUAL SHARES     MID CAP VAL,     STRUCTD SM CAP
SUBACCOUNT                                     EST, CL 2           CL 2            SEC, CL 2           INST            EQ, INST
                                           ----------------------------------------------------------------------------------------
0.55%                                             163,303          211,935            263,906          610,855             1,539
0.75%                                          36,714,101       28,383,756         41,318,731       52,628,014         2,476,493
0.85%                                          12,543,630       12,613,986         16,522,686               --                --
0.95%                                          21,820,145       18,246,261         27,767,179       33,367,954         2,041,612
1.00%                                           5,047,864        4,671,444          6,985,918        8,179,983                --
1.05%                                           5,753,493        5,056,511         10,509,152               --                --
1.10%                                           3,951,823        3,786,098          6,373,383               --                --
1.20%                                           2,638,665        2,495,618          3,632,576        4,716,607                --
1.25%                                                  --               --                 --               --                --
1.25%                                                  --               --                 --               --                --
1.25%                                                  --               --                 --               --                --
1.25%                                                  --               --                 --               --                --
1.25%                                                  --               --                 --               --                --
1.25%                                             567,837          294,699            946,460               --                --
1.30%                                           2,525,227        1,730,443          4,075,783               --                --
1.35%                                                  --           77,605             99,451               --                --
1.40%                                                  --           17,547             29,615               --                --
1.45%                                             394,609          462,207          1,011,102               --                --
1.55%                                                  --           67,314             14,002               --                --
1.60%                                                  --            7,922              1,532               --                --
1.65%                                                  --            6,575             17,492               --                --
1.70%                                                  --           11,240             25,492               --                --
1.75%                                                  --               --                 --               --                --
1.80%                                                  --            2,393                 --               --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          92,120,697       78,143,554        119,594,460       99,503,413         4,519,644
-----------------------------------------------------------------------------------------------------------------------------------

                                                GS VIT            INVESCO           INVESCO           INVESCO           INVESCO
                                             STRUCTD U.S.      VI CAP APPR,      VI CAP APPR,       VI CAP DEV,       VI CAP DEV,
SUBACCOUNT                                     EQ, INST            SER I            SER II             SER I            SER II
                                           ----------------------------------------------------------------------------------------
0.55%                                             592,020          256,615            281,092           62,766            34,966
0.75%                                          73,864,067       10,318,236         50,789,186        5,665,200         8,525,115
0.85%                                           6,321,721               --          2,426,393               --         1,751,482
0.95%                                          45,869,175        7,694,679         24,921,389        4,342,733         4,623,141
1.00%                                           6,562,642               --          6,853,861          169,536           983,836
1.05%                                           3,538,770               --          1,362,555               --         1,000,011
1.10%                                           1,023,390               --            519,835               --           947,788
1.20%                                           3,289,441               --          2,818,187          175,278           608,449
1.25%                                                  --               --                 --               --                --
1.25%                                                  --               --                 --               --                --
1.25%                                                  --               --                 --               --                --
1.25%                                                  --               --                 --               --                --
1.25%                                                  --               --                 --               --                --
1.25%                                             303,969               --             79,310               --            69,503
1.30%                                             486,558               --            307,399               --           481,846
1.35%                                                  --               --                 --               --                --
1.40%                                                  --               --                 --               --                --
1.45%                                             142,658               --            104,544               --            56,214
1.55%                                                  --               --                 --               --                --
1.60%                                                  --               --                 --               --                --
1.65%                                                  --               --                 --               --                --
1.70%                                                  --               --                 --               --                --
1.75%                                                  --               --                 --               --                --
1.80%                                                  --               --                 --               --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         141,994,411       18,269,530         90,463,751       10,415,513        19,082,351
-----------------------------------------------------------------------------------------------------------------------------------







 242    RIVERSOURCE VARIABLE ACCOUNT 10

                                                INVESCO           INVESCO           INVESCO           INVESCO           INVESCO
                                              VI CORE EQ,      VI DIV DIVD,      VI DIV DIVD,     VI GLOBAL HLTH,    VI INTL GRO,
SUBACCOUNT                                       SER I             SER I            SER II            SER II            SER II
                                           ----------------------------------------------------------------------------------------
0.55%                                                 --            100,301               --           103,009           294,423
0.75%                                                 --          7,942,659               --         7,312,461        30,303,503
0.85%                                                 --                 --        3,424,522         3,626,150        10,764,835
0.95%                                                 --          4,288,684               --         4,633,040        20,479,842
1.00%                                                 --          1,154,870               --           789,090         2,862,709
1.05%                                                 --                 --        1,710,843         2,394,208         6,515,095
1.10%                                                 --                 --        1,651,315         1,130,090         3,450,177
1.20%                                                 --            538,684               --           383,232         1,232,528
1.25%                                                 --                 --               --                --                --
1.25%                                                 --                 --               --                --                --
1.25%                                                 --                 --               --                --                --
1.25%                                                 --                 --               --                --                --
1.25%                                                 --                 --               --                --                --
1.25%                                         49,041,254                 --           68,474            97,181           318,944
1.30%                                                 --                 --          439,488           508,364         1,631,958
1.35%                                                 --                 --               --                --                --
1.40%                                                 --                 --               --                --                --
1.45%                                                 --                 --          103,353           123,559           358,598
1.55%                                                 --                 --               --                --                --
1.60%                                                 --                 --               --                --                --
1.65%                                                 --                 --               --                --                --
1.70%                                                 --                 --               --                --                --
1.75%                                                 --                 --               --                --                --
1.80%                                                 --                 --               --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         49,041,254         14,025,198        7,397,995        21,100,384        78,212,612
-----------------------------------------------------------------------------------------------------------------------------------

                                                INVESCO           INVESCO         JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                               VI TECH,           VANK VI         ENTERPRISE,         GLOBAL            JANUS,
SUBACCOUNT                                       SER I       COMSTOCK, SER II        SERV           TECH, SERV           SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                            505,521            788,301           34,291           111,459           461,472
0.75%                                         19,211,925         86,060,882       13,344,813        21,200,583        22,461,733
0.85%                                                 --         14,752,660               --                --        13,257,501
0.95%                                          9,279,066         43,939,344        6,760,339        12,352,386        13,639,108
1.00%                                          2,295,843         15,565,870               --           331,757         2,217,734
1.05%                                                 --          7,165,895               --                --         5,118,080
1.10%                                                 --          4,634,622               --                --         3,225,933
1.20%                                          1,003,426          7,423,496               --           122,186         1,400,087
1.25%                                                 --                 --               --                --                --
1.25%                                                 --                 --               --                --                --
1.25%                                                 --                 --               --                --                --
1.25%                                                 --                 --               --                --                --
1.25%                                                 --                 --               --                --                --
1.25%                                                 --            702,505               --                --           359,325
1.30%                                                 --          2,454,509               --                --         1,712,503
1.35%                                                 --                 --               --                --            35,911
1.40%                                                 --                 --               --                --             9,361
1.45%                                                 --            736,665               --                --           590,539
1.55%                                                 --                 --               --                --                --
1.60%                                                 --                 --               --                --             6,590
1.65%                                                 --                 --               --                --                --
1.70%                                                 --                 --               --                --                --
1.75%                                                 --                 --               --                --                --
1.80%                                                 --                 --               --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         32,295,781        184,224,749       20,139,443        34,118,371        64,495,877
-----------------------------------------------------------------------------------------------------------------------------------







                                         RIVERSOURCE VARIABLE ACCOUNT 10    243

                                              JANUS ASPEN        LM CB VAR            MFS               MFS               MFS
                                               OVERSEAS,        SM CAP GRO,     INV GRO STOCK,       NEW DIS,         UTILITIES,
SUBACCOUNT                                       SERV              CL I             SERV CL           SERV CL           SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                            262,057            49,170           185,782           130,760            543,192
0.75%                                         40,311,131         1,187,147        47,280,634        25,582,736         46,187,451
0.85%                                                 --         2,205,302         2,987,186                --         17,961,839
0.95%                                         28,873,050           925,872        29,974,035        18,475,596         28,482,858
1.00%                                            969,578           307,030         2,867,151         1,874,959          4,149,960
1.05%                                                 --         1,353,944         2,127,373                --         10,346,007
1.10%                                                 --           782,330         1,252,144                --          5,414,337
1.20%                                            534,240           142,144         1,322,357         1,247,891          2,927,805
1.25%                                                 --                --                --                --                 --
1.25%                                                 --                --                --                --                 --
1.25%                                                 --                --                --                --                 --
1.25%                                                 --                --                --                --                 --
1.25%                                                 --                --                --                --                 --
1.25%                                                 --            47,098           320,376                --            531,422
1.30%                                                 --           337,264           500,097                --          3,758,331
1.35%                                                 --                --                --                --            137,297
1.40%                                                 --                --                --                --             69,331
1.45%                                                 --           119,315           268,652                --            953,198
1.55%                                                 --                --                --                --             84,381
1.60%                                                 --                --                --                --              8,713
1.65%                                                 --                --                --                --             63,265
1.70%                                                 --                --                --                --             60,440
1.75%                                                 --                --                --                --                 --
1.80%                                                 --                --                --                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         70,950,056         7,456,616        89,085,787        47,311,942        121,679,827
-----------------------------------------------------------------------------------------------------------------------------------

                                                MS UIF            MS UIF            NB AMT            NB AMT             OPPEN
                                              GLOBAL REAL      MID CAP GRO,          INTL,        SOC RESPONSIVE,     GLOBAL SEC
SUBACCOUNT                                    EST, CL II           CL II             CL S              CL S            VA, SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                            466,506           299,537           154,355                --            429,221
0.75%                                         22,050,801        18,213,971         8,477,899                --         26,339,180
0.85%                                          8,255,745         6,755,937         3,960,996         1,391,669          8,568,736
0.95%                                         13,857,215        11,090,966         4,653,776           137,277         16,697,117
1.00%                                          3,763,642         1,692,503           638,329                --          4,885,822
1.05%                                          4,699,105         3,625,939         1,876,132           668,003          4,735,134
1.10%                                          3,474,452         2,237,495         1,289,484           543,427          2,786,458
1.20%                                          1,853,536         1,686,214           286,869            81,333          2,762,663
1.25%                                                 --                --                --                --                 --
1.25%                                                 --                --                --                --                 --
1.25%                                                 --                --                --                --                 --
1.25%                                                 --                --                --                --                 --
1.25%                                                 --                --                --                --                 --
1.25%                                            356,472           204,760            90,611           127,625            847,390
1.30%                                          2,093,219         1,363,587           537,953           130,987          1,548,435
1.35%                                                 --            40,784                --             1,884            226,598
1.40%                                                 --            31,975                --             9,197             46,068
1.45%                                            425,290           203,357            96,288            34,575            587,887
1.55%                                                 --                --                --                --            199,573
1.60%                                                 --             9,430                --               878                 --
1.65%                                                 --                --                --                --             31,015
1.70%                                                 --             6,831                --             2,266              1,141
1.75%                                                 --                --                --                --                 --
1.80%                                                 --                --                --                --              9,666
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         61,295,983        47,463,286        22,062,692         3,129,121         70,702,104
-----------------------------------------------------------------------------------------------------------------------------------







 244    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                                                        PUT VT
                                             OPPEN GLOBAL                            OPPEN             PIMCO          GLOBAL HLTH
                                             STRATEGIC INC   OPPEN MAIN ST SM         VAL         VIT ALL ASSET,         CARE,
SUBACCOUNT                                      VA, SRV      MID CAP VA, SERV      VA, SERV         ADVISOR CL           CL IB
                                           ----------------------------------------------------------------------------------------
0.55%                                           3,125,262          394,237                --            699,639           50,112
0.75%                                         225,203,739       16,342,330                --         69,382,048        9,057,915
0.85%                                          60,623,727        6,884,008         1,882,843         20,989,925               --
0.95%                                         159,925,476        9,936,668                --         49,461,545        5,004,851
1.00%                                          29,093,609        3,482,436                --          8,122,025        1,486,555
1.05%                                          48,110,295        4,136,666         1,205,492         14,599,286               --
1.10%                                          23,257,737        3,159,547           477,557          8,354,645               --
1.20%                                          20,764,821        1,678,907                --          8,325,453          508,411
1.25%                                                  --               --                --                 --               --
1.25%                                                  --               --                --                 --               --
1.25%                                                  --               --                --                 --               --
1.25%                                                  --               --                --                 --               --
1.25%                                                  --               --                --                 --               --
1.25%                                           4,013,300          351,619           125,925          2,095,935               --
1.30%                                          20,543,079        1,536,305           505,514          6,150,179               --
1.35%                                                  --           80,847                --            481,640               --
1.40%                                                  --              836                --             56,631               --
1.45%                                           7,214,925          301,946           383,180          2,837,931               --
1.55%                                                  --           28,658                --            158,771               --
1.60%                                                  --            2,342                --             21,426               --
1.65%                                                  --               --                --            158,654               --
1.70%                                                  --            1,121                --            136,385               --
1.75%                                                  --               --                --                 --               --
1.80%                                                  --               --                --                 --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         601,875,970       48,318,473         4,580,511        192,032,118       16,107,844
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT            PUT VT             ROYCE             THIRD
                                               INTL EQ,          MULTI-CAP         MULTI-CAP        MICRO-CAP,            AVE
SUBACCOUNT                                       CL IB          GRO, CL IA        GRO, CL IB         INVEST CL            VAL
                                           ----------------------------------------------------------------------------------------
0.55%                                              24,275               --           123,091             33,946           32,929
0.75%                                          11,088,480               --        14,126,339          6,206,007        7,100,989
0.85%                                                  --               --                --                 --               --
0.95%                                           7,324,492               --         9,244,585          5,375,986        6,238,537
1.00%                                           1,199,018               --           446,404                 --               --
1.05%                                                  --               --                --                 --               --
1.10%                                                  --               --                --                 --               --
1.20%                                             702,954               --           136,359                 --               --
1.25%                                                  --               --                --                 --               --
1.25%                                                  --               --                --                 --               --
1.25%                                                  --               --                --                 --               --
1.25%                                                  --               --                --                 --               --
1.25%                                                  --               --                --                 --               --
1.25%                                                  --       39,973,404                --                 --               --
1.30%                                                  --               --                --                 --               --
1.35%                                                  --               --                --                 --               --
1.40%                                                  --               --                --                 --               --
1.45%                                                  --               --                --                 --               --
1.55%                                                  --               --                --                 --               --
1.60%                                                  --               --                --                 --               --
1.65%                                                  --               --                --                 --               --
1.70%                                                  --               --                --                 --               --
1.75%                                                  --               --                --                 --               --
1.80%                                                  --               --                --                 --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          20,339,219       39,973,404        24,076,778         11,615,939       13,372,455
-----------------------------------------------------------------------------------------------------------------------------------







                                         RIVERSOURCE VARIABLE ACCOUNT 10    245

                                                  VP                VP               VP AC             VP AC            VP COL
                                                 AGGR,             AGGR,           DIV BOND,           GRO,           WANGER INTL
SUBACCOUNT                                       CL 2              CL 4              CL 2              CL 2            EQ, CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                           1,257,472         18,860,128                --              --                --
0.75%                                          57,559,161        258,557,591                --              --                --
0.85%                                         249,263,816        673,876,234           363,208          92,021           923,850
0.95%                                         153,074,081        109,520,544           479,032         101,318           833,067
1.00%                                           5,318,374         27,552,542                --              --                --
1.05%                                           9,262,301        194,646,182             2,825           1,514             5,638
1.10%                                          27,378,634        142,958,945            55,542           6,968           180,870
1.20%                                          88,244,622          7,381,842           857,040          67,157           943,171
1.25%                                                  --                 --                --              --                --
1.25%                                                  --                 --                --              --                --
1.25%                                                  --                 --                --              --                --
1.25%                                                  --                 --                --              --                --
1.25%                                                  --                 --                --              --                --
1.25%                                           1,375,203          4,637,748                --              --             2,544
1.30%                                           7,923,538         39,654,304            37,660          33,148           119,395
1.35%                                           1,021,812                 --           238,791          23,530            76,168
1.40%                                           1,905,765                 --            23,875              --            88,980
1.45%                                           5,014,063          1,617,586                --              --            73,447
1.55%                                           1,235,115                 --                --              --            75,249
1.60%                                             312,858                 --             6,536           1,074             2,195
1.65%                                           2,115,448                 --             6,896          17,765            20,934
1.70%                                             177,758                 --            32,440          28,960            12,454
1.75%                                                  --                 --                --              --                --
1.80%                                               8,711                 --                --             425                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         612,448,732      1,479,263,646         2,103,845         373,880         3,357,962
-----------------------------------------------------------------------------------------------------------------------------------

                                                VP COL              VP                VP             VP DAVIS          VP DAVIS
                                               WANGER US         CONSERV,          CONSERV,         NY VENTURE,       NY VENTURE,
SUBACCOUNT                                     EQ, CL 2            CL 2              CL 4              CL 2              CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                                  --          1,442,810         4,174,865              --           263,923
0.75%                                                  --         81,729,719       212,474,247              --        18,110,722
0.85%                                             665,188        124,664,119       517,244,044         218,570        11,366,949
0.95%                                             552,953        152,206,531       137,636,012         379,697         9,393,888
1.00%                                                  --          8,652,323        19,636,139              --         1,360,272
1.05%                                               1,982         19,166,076       278,438,969             874         4,460,268
1.10%                                              62,088         25,355,523       172,996,822          45,009         2,093,721
1.20%                                             446,282        106,319,880        19,707,715         310,236           742,062
1.25%                                                  --                 --                --              --                --
1.25%                                                  --                 --                --              --                --
1.25%                                                  --                 --                --              --                --
1.25%                                                  --                 --                --              --                --
1.25%                                                  --                 --                --              --                --
1.25%                                               3,792          3,691,695        19,589,023              --           217,706
1.30%                                              99,072         23,539,824        98,218,109          68,355         1,275,718
1.35%                                             122,363         11,499,065                --          21,776                --
1.40%                                              63,310          4,423,623                --          22,399                --
1.45%                                              54,053         12,111,087        32,521,161          12,181           279,717
1.55%                                              18,119          7,523,577                --           6,052                --
1.60%                                                  --          1,746,157                --              --                --
1.65%                                              11,372          4,760,598                --          31,713                --
1.70%                                              14,751          4,416,647                --             913                --
1.75%                                                  --            153,880                --              --                --
1.80%                                                  --            494,240                --              --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           2,115,325        593,897,374     1,512,637,106       1,117,775        49,564,946
-----------------------------------------------------------------------------------------------------------------------------------







 246    RIVERSOURCE VARIABLE ACCOUNT 10

                                                VP DFA             VP EV             VP GS             VP GS          VP INVESCO
                                               INTL VAL,       FLOATING RATE     MID CAP VAL,      MID CAP VAL,        INTL GRO,
SUBACCOUNT                                       CL 2            INC, CL 2           CL 2              CL 3              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                                 --                --                --           127,137                  --
0.75%                                                 --                --                --         4,275,860                  --
0.85%                                            453,158           974,834           563,043         1,609,503             382,464
0.95%                                            359,257         1,214,354           339,576         2,435,552             368,630
1.00%                                                 --                --                --           388,938                  --
1.05%                                              1,996                --             6,550           831,742               3,575
1.10%                                             73,502           915,454            85,785           322,132              35,014
1.20%                                            479,010         2,079,828           380,595           281,763             433,356
1.25%                                                 --                --                --                --                  --
1.25%                                                 --                --                --                --                  --
1.25%                                                 --                --                --                --                  --
1.25%                                                 --                --                --                --                  --
1.25%                                                 --                --                --                --                  --
1.25%                                              6,865            33,733             3,838            73,730                  --
1.30%                                             55,947           232,397            47,678           179,827              27,332
1.35%                                            123,226           969,363           149,239                --             237,054
1.40%                                             11,280            42,597             1,965                --              32,126
1.45%                                             12,050           287,943            11,698            17,948              22,861
1.55%                                             33,985           168,034             4,003                --               8,861
1.60%                                              2,373            39,613             1,904                --               9,376
1.65%                                             32,859           198,417            50,676                --               8,287
1.70%                                             43,632           183,796            45,554                --              16,116
1.75%                                                 --                --                --                --                  --
1.80%                                                 --             7,636                --                --               9,061
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,689,140         7,347,999         1,692,104        10,544,132           1,594,113
-----------------------------------------------------------------------------------------------------------------------------------

                                                VP JPM        VP JENNISON MID                         VP MFS              VP
                                              CORE BOND,            CAP         VP MARSICO GRO,        VAL,              MOD,
SUBACCOUNT                                       CL 2            GRO, CL 2           CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                                 --                --                --                --           4,193,895
0.75%                                                 --                --                --                --         318,882,638
0.85%                                            695,483           205,726           174,585           146,535       1,372,850,168
0.95%                                            677,905           156,048           441,946           287,436       1,036,628,589
1.00%                                                 --                --                --                --          27,953,539
1.05%                                             14,167             3,471             6,920             1,726          87,050,689
1.10%                                              8,426            91,985           101,759            75,559         158,255,297
1.20%                                          1,005,807           224,610           429,336           344,100         803,652,719
1.25%                                                 --                --                --                --                  --
1.25%                                                 --                --                --                --                  --
1.25%                                                 --                --                --                --                  --
1.25%                                                 --                --                --                --                  --
1.25%                                                 --                --                --                --                  --
1.25%                                                 --             6,149                --               534          14,803,653
1.30%                                             66,676            11,632           114,434            84,460          89,952,554
1.35%                                            166,881            23,262            80,955            58,364          28,107,038
1.40%                                             35,072               696            34,761            39,103          22,125,973
1.45%                                             57,226             3,479            10,036            56,599          58,637,036
1.55%                                             38,140                --            19,666            60,150          13,127,042
1.60%                                             15,374             1,949             2,305                --           7,906,701
1.65%                                                 --               713             1,387            11,759          23,508,473
1.70%                                             21,233             4,334            66,658            10,497           4,861,731
1.75%                                                 --                --                --                --                  --
1.80%                                             20,997             4,109             5,497                --             430,000
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          2,823,387           738,163         1,490,245         1,176,822       4,072,927,735
-----------------------------------------------------------------------------------------------------------------------------------







                                         RIVERSOURCE VARIABLE ACCOUNT 10    247

                                                  VP              VP MOD            VP MOD            VP MOD            VP MOD
                                                 MOD,              AGGR,             AGGR,           CONSERV,          CONSERV,
SUBACCOUNT                                       CL 4              CL 2              CL 4              CL 2              CL 4
                                           ----------------------------------------------------------------------------------------
0.55%                                           21,448,094         1,063,791        26,294,315         1,471,086         9,102,713
0.75%                                        1,448,513,444       181,156,734       998,828,265       149,512,257       439,107,766
0.85%                                        3,866,446,739     1,004,345,791     2,609,306,825       310,372,825     1,071,873,032
0.95%                                          839,440,736       586,675,328       451,744,043       335,256,998       323,133,286
1.00%                                          165,094,562        14,158,328        92,739,875        15,647,177        52,813,091
1.05%                                        1,602,860,653        51,157,230       850,052,676        38,846,581       501,599,231
1.10%                                        1,147,869,401       110,904,150       553,317,789        48,500,218       376,142,161
1.20%                                           76,904,723       380,431,717        28,509,615       235,331,701        33,843,730
1.25%                                                   --                --                --                --                --
1.25%                                                   --                --                --                --                --
1.25%                                                   --                --                --                --                --
1.25%                                                   --                --                --                --                --
1.25%                                                   --                --                --                --                --
1.25%                                           45,363,572         7,528,050        22,031,895         6,256,830        24,569,802
1.30%                                          467,312,014        42,475,410       158,718,939        40,844,234       209,263,075
1.35%                                                   --         9,271,555                --        14,555,646                --
1.40%                                                   --        11,745,954                --         9,783,661                --
1.45%                                           37,613,033        29,585,239        10,728,814        21,111,682        38,434,164
1.55%                                                   --         2,986,304                --         9,437,341                --
1.60%                                                   --         1,816,283                --         3,191,310                --
1.65%                                                   --         7,579,611                --         5,697,831                --
1.70%                                                   --           300,641                --         2,962,782                --
1.75%                                                   --            34,589                --                --                --
1.80%                                                   --           177,078                --           745,303                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        9,718,866,971     2,443,393,783     5,802,273,051     1,249,525,463     3,079,882,051
-----------------------------------------------------------------------------------------------------------------------------------

                                                 VP MS            VP NFJ           VP NUVEEN         VP PTNRS          VP PTNRS
                                              GLOBAL REAL        DIVD VAL,          WINSLOW           SM CAP            SM CAP
SUBACCOUNT                                     EST, CL 2           CL 2        LG CAP GRO, CL 2      GRO, CL 2         VAL, CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                                   --                --                --                --                --
0.75%                                                   --                --                --                --                --
0.85%                                              706,776           212,806           140,178           119,719           133,523
0.95%                                              442,246           229,602            51,008           193,205           224,086
1.00%                                                   --                --                --                --                --
1.05%                                                4,894             4,154                --               849             2,287
1.10%                                               95,002            61,619            24,127            12,450            22,451
1.20%                                              667,148           401,273            90,746            95,858           165,412
1.25%                                                   --                --                --                --                --
1.25%                                                   --                --                --                --                --
1.25%                                                   --                --                --                --                --
1.25%                                                   --                --                --                --                --
1.25%                                                   --                --                --                --                --
1.25%                                                   --                --                --                --                --
1.30%                                              153,152            96,552            55,513            13,264             7,934
1.35%                                              241,495            27,975             7,680             7,874            17,041
1.40%                                               75,429            14,593            31,770            13,153            14,504
1.45%                                               22,240            63,931             3,396             1,432             2,880
1.55%                                              183,509            53,757            17,877                --                --
1.60%                                                1,149             1,737             3,673             6,573             4,777
1.65%                                               13,387            19,440             8,058               551             2,180
1.70%                                               17,143            11,160            16,295             1,036             2,303
1.75%                                                   --                --                --                --                --
1.80%                                                1,403                --                --                --             3,739
-----------------------------------------------------------------------------------------------------------------------------------
Total                                            2,624,973         1,198,599           450,321           465,964           603,117
-----------------------------------------------------------------------------------------------------------------------------------







 248    RIVERSOURCE VARIABLE ACCOUNT 10

                                               VP PTNRS          VP PIMCO         VP PYRAMIS           VP WF
                                              SM CAP VAL,        MORTGAGE          INTL EQ,       SHORT DURATION        WANGER
SUBACCOUNT                                       CL 3        BACKED SEC, CL 2        CL 2           GOVT, CL 2           INTL
                                           ----------------------------------------------------------------------------------------
0.55%                                             542,249               --                --                --            992,255
0.75%                                          39,423,521               --                --                --         66,511,152
0.85%                                           9,513,401          319,556            81,900            67,074         24,124,658
0.95%                                          21,323,954          268,336            59,383           171,685         41,065,884
1.00%                                           4,644,695               --                --                --          7,022,262
1.05%                                           4,661,011               --             3,363                --         12,954,545
1.10%                                           2,309,392           27,726            40,638            43,606          6,758,271
1.20%                                           2,181,025          565,474           229,959           320,058          3,403,231
1.25%                                                  --               --                --                --                 --
1.25%                                                  --               --                --                --                 --
1.25%                                                  --               --                --                --                 --
1.25%                                                  --               --                --                --                 --
1.25%                                                  --               --                --                --                 --
1.25%                                             321,629            2,491                --                --            781,961
1.30%                                           1,083,221           21,215            17,609            38,155          3,546,157
1.35%                                                  --           84,290           122,785           132,148                 --
1.40%                                                  --           10,557             4,380                --                 --
1.45%                                             373,792           26,982                --            26,373            738,847
1.55%                                                  --            9,703                --                --                 --
1.60%                                                  --            2,403             2,287                --                 --
1.65%                                                  --            2,658                --                --                 --
1.70%                                                  --           37,099             1,201                --                 --
1.75%                                                  --               --                --                --                 --
1.80%                                                  --               --                --             7,449                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          86,377,890        1,378,490           563,505           806,548        167,899,223
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  WF ADV
                                                                 VT INDEX           WF ADV            WF ADV           WF ADV VT
                                                WANGER        ASSET ALLOC, CL     VT INTL EQ,         VT OPP,         SM CAP GRO,
SUBACCOUNT                                        USA                2               CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                             894,842            1,814           311,229           147,610            159,765
0.75%                                          84,308,640       12,267,691        16,786,288        21,794,841         20,501,527
0.85%                                          21,342,440               --         7,767,935         5,637,607          7,143,252
0.95%                                          54,608,347        8,818,589        12,050,115        13,842,341         12,890,115
1.00%                                          12,712,248        1,554,051         2,535,006         2,589,509          2,076,870
1.05%                                          10,675,298               --         3,408,676         4,079,814          4,336,727
1.10%                                           5,909,956               --         1,957,905         2,727,301          1,867,685
1.20%                                           5,534,700          603,479         1,411,413         1,576,630          1,105,930
1.25%                                                  --               --                --                --                 --
1.25%                                                  --               --                --                --                 --
1.25%                                                  --               --                --                --                 --
1.25%                                                  --               --                --                --                 --
1.25%                                                  --               --                --                --                 --
1.25%                                             928,235               --           219,213           291,472            313,220
1.30%                                           2,942,671               --         1,409,388         1,312,550          1,008,322
1.35%                                                  --               --                --            12,281             56,395
1.40%                                                  --               --                --            24,403             10,756
1.45%                                             636,172               --           270,894           533,694            343,882
1.55%                                                  --               --                --            47,076             15,150
1.60%                                                  --               --                --             8,464              4,502
1.65%                                                  --               --                --            26,596              6,749
1.70%                                                  --               --                --            63,841             47,336
1.75%                                                  --               --                --                --                 --
1.80%                                                  --               --                --             5,713                845
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         200,493,549       23,245,624        48,128,062        54,721,743         51,889,028
-----------------------------------------------------------------------------------------------------------------------------------





                                         RIVERSOURCE VARIABLE ACCOUNT 10    249

The following is a summary of net assets at Dec. 31, 2011:





                                                AB VPS            AB VPS            AB VPS            AB VPS             AC VP
                                            GLOBAL THEMATIC     GRO & INC,         INTL VAL,        LG CAP GRO,          INTL,
SUBACCOUNT                                     GRO, CL B           CL B              CL B              CL B              CL I
                                           ----------------------------------------------------------------------------------------
0.55%                                         $    58,763      $    359,512      $  1,405,699       $        --      $      4,651
0.75%                                           3,244,677        54,339,897       112,356,489                --         8,262,891
0.85%                                           2,292,001         5,871,772        16,875,248         2,007,058                --
0.95%                                           1,558,908        31,684,267        66,144,399           108,161         7,282,292
1.00%                                             357,643         5,765,289        13,645,739                --                --
1.05%                                             985,092         3,491,425         8,179,314         1,196,660                --
1.10%                                             881,784         1,705,199         6,551,321           282,900                --
1.20%                                             388,086         2,972,734         6,566,025           289,224                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                              45,381           273,156           750,412            17,584                --
1.30%                                             276,713           423,429         3,031,933           494,878                --
1.35%                                                  --                --                --            48,707                --
1.40%                                                  --                --                --            11,523                --
1.45%                                              93,854           152,753           714,748            65,667                --
1.55%                                                  --                --                --               109                --
1.60%                                                  --                --                --             4,986                --
1.65%                                                  --                --                --               109                --
1.70%                                                  --                --                --            11,534                --
1.75%                                                  --                --                --               109                --
1.80%                                                  --                --                --            14,710                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $10,182,902      $107,039,433      $236,221,327       $ 4,553,919      $ 15,549,834
-----------------------------------------------------------------------------------------------------------------------------------

                                                 AC VP             AC VP             AC VP             AC VP             AC VP
                                                 INTL,         MID CAP VAL,         ULTRA,             VAL,              VAL,
SUBACCOUNT                                       CL II             CL II             CL II             CL I              CL II
                                           ----------------------------------------------------------------------------------------
0.55%                                         $    58,139      $    102,853      $    105,382       $   438,251      $    842,579
0.75%                                          22,864,954        11,355,136        10,740,737        25,652,415        82,280,120
0.85%                                                  --         8,267,868         3,854,569                --        15,147,302
0.95%                                          12,464,115         7,422,700         5,573,035        21,465,257        51,851,212
1.00%                                           3,766,690         1,093,831         1,504,760                --        12,268,445
1.05%                                                  --         4,884,323         1,621,747                --         9,051,419
1.10%                                                  --         2,747,395           643,982                --         4,477,334
1.20%                                           1,767,918           577,536         1,023,203                --         7,347,102
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --           400,350           103,512                --         1,141,103
1.30%                                                  --         1,562,284           362,651                --         3,032,219
1.35%                                                  --                --                --                --           293,316
1.40%                                                  --                --                --                --            57,010
1.45%                                                  --           448,743            83,926                --         1,058,055
1.55%                                                  --                --                --                --            33,529
1.60%                                                  --                --                --                --            12,518
1.65%                                                  --                --                --                --            11,339
1.70%                                                  --                --                --                --            36,848
1.75%                                                  --                --                --                --                83
1.80%                                                  --                --                --                --             6,817
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $40,921,816      $ 38,863,019      $ 25,617,504       $47,555,923      $188,948,350
-----------------------------------------------------------------------------------------------------------------------------------







 250    RIVERSOURCE VARIABLE ACCOUNT 10

                                                CALVERT           COL VP            COL VP            COL VP            COL VP
                                                  VP               BAL,           CASH MGMT,        CASH MGMT,         DIV BOND,
SUBACCOUNT                                      SRI BAL            CL 3              CL 2              CL 3              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                       $        7,030     $    973,680      $         --      $    631,213      $         --
0.75%                                           14,225,537       64,961,917                --       148,819,225                --
0.85%                                                   --        8,104,015         2,045,931        33,600,949         2,214,615
0.95%                                            7,125,330       47,235,189           814,371        96,117,132         3,801,475
1.00%                                            1,769,952        6,782,835                --        11,095,966                --
1.05%                                                   --        5,607,874           198,595        23,369,398            78,844
1.10%                                                   --        3,263,210           227,243        11,286,597           770,836
1.20%                                              787,438        4,817,446         3,246,814         5,987,552         3,983,741
1.25%                                                   --               --                --                --                --
1.25%                                                   --        1,029,046                --         4,722,769                --
1.25%                                                   --               --                --                --                --
1.25%                                                   --               --                --                --                --
1.25%                                                   --       65,581,100                --        43,279,909                --
1.25%                                                   --               --             2,042                --                80
1.30%                                                   --        2,268,320           163,168         4,894,887           716,473
1.35%                                                   --           79,115         1,310,663                --           754,181
1.40%                                                   --               11           214,956                --            48,546
1.45%                                                   --          584,000            98,937         4,168,639           342,975
1.55%                                                   --               11            28,926                --            79,897
1.60%                                                   --               11           160,206                --            43,912
1.65%                                                   --               11           270,519                --            76,668
1.70%                                                   --               11             2,029                --           128,828
1.75%                                                   --               11             2,028                --                79
1.80%                                                   --               11             9,475                --            27,620
-----------------------------------------------------------------------------------------------------------------------------------
Total                                       $   23,915,287     $211,287,824      $  8,795,903      $387,974,236      $ 13,068,770
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                               DIV BOND,        DIV EQ INC,       DIV EQ INC,         DYN EQ,           DYN EQ,
SUBACCOUNT                                       CL 3              CL 2              CL 3              CL 2              CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                       $    5,048,420     $         --      $  2,996,626      $         --      $    399,224
0.75%                                          392,699,649               --       329,318,781                --       157,100,517
0.85%                                           77,307,966          936,695        57,193,441           100,410         1,882,917
0.95%                                          288,336,180          958,376       196,355,678            50,255        83,332,605
1.00%                                           37,825,412               --        34,875,137                --        10,705,947
1.05%                                           53,815,502           16,513        27,146,460                12         1,578,182
1.10%                                           25,666,241          244,303        15,183,416                12           414,443
1.20%                                           28,504,205        1,019,768        17,037,156            60,843         4,423,358
1.25%                                                   --               --        78,485,226                --                --
1.25%                                            3,920,111               --         2,386,189                --           206,171
1.25%                                                   --               --                --                --                --
1.25%                                                   --               --                --                --                --
1.25%                                           79,769,240               --                --                --       123,669,900
1.25%                                                   --               11                --                12                --
1.30%                                           16,594,317           99,927         7,512,576             1,267           334,218
1.35%                                                   --          324,601                --            12,032                --
1.40%                                                   --           29,158                --                12                --
1.45%                                            8,311,503           66,791         2,072,356            11,427            71,272
1.55%                                                   --           62,252                --                12                --
1.60%                                                   --           11,342                --               597                --
1.65%                                                   --           94,891                --            11,193                --
1.70%                                                   --           46,404                --                12                --
1.75%                                                   --               11                --                12                --
1.80%                                                   --            6,701                --                12                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                       $1,017,798,746     $  3,917,744      $770,563,042      $    248,120      $384,118,754
-----------------------------------------------------------------------------------------------------------------------------------







                                         RIVERSOURCE VARIABLE ACCOUNT 10    251

                                                COL VP            COL VP            COL VP            COL VP         COL VP GLOBAL
                                               EMER MKTS         EMER MKTS       GLOBAL BOND,      GLOBAL BOND,     INFLATION PROT
SUBACCOUNT                                     OPP, CL 2         OPP, CL 3           CL 2              CL 3            SEC, CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                        $         --      $  1,870,129       $       --       $  2,125,950       $       --
0.75%                                                  --        97,053,190               --        135,436,139               --
0.85%                                           1,310,861        23,823,057          933,651         26,654,130        1,264,545
0.95%                                           1,049,327        55,892,324        1,281,853        102,418,504          817,906
1.00%                                                  --        11,389,576               --         14,599,472               --
1.05%                                               6,806        12,139,852            3,327         21,092,193            2,029
1.10%                                             248,655         7,384,498          143,835          8,335,802           87,058
1.20%                                             931,831         5,148,788        1,907,461          9,969,696        1,586,281
1.25%                                                  --        52,498,449               --                 --               --
1.25%                                                  --           908,932               --          1,747,436               --
1.25%                                                  --                --               --                 --               --
1.25%                                                  --                --               --         25,716,757               --
1.25%                                                  --                --               --                 --               --
1.25%                                               7,663                --               79                 --               82
1.30%                                             242,908         3,259,661          142,322          6,985,212          193,932
1.35%                                             103,889                --          321,982                 --          395,788
1.40%                                             123,985                --           92,283                 --           27,878
1.45%                                              89,271           850,763           85,486          2,630,877          131,103
1.55%                                             167,654                --          106,640                 --           57,693
1.60%                                              21,779                --           24,812                 --           26,208
1.65%                                             118,198                --           50,988                 --           47,338
1.70%                                              34,220                --           53,279                 --          102,626
1.75%                                                  67                --               79                 --               82
1.80%                                               3,829                --            7,909                 --           19,541
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $  4,460,943      $272,219,219       $5,155,986       $357,712,168       $4,760,090
-----------------------------------------------------------------------------------------------------------------------------------

                                             COL VP GLOBAL        COL VP            COL VP            COL VP            COL VP
                                            INFLATION PROT        HI INC,       HI YIELD BOND,    HI YIELD BOND,       INC OPP,
SUBACCOUNT                                     SEC, CL 3           CL 2              CL 2              CL 3              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                        $  1,538,568      $    399,218       $       --       $  1,331,268       $       --
0.75%                                         110,702,350        29,975,781               --        172,359,240               --
0.85%                                          24,717,114        14,483,273        2,017,788         23,825,285          569,836
0.95%                                          72,531,778        18,826,198        1,249,239        134,619,376          660,958
1.00%                                          12,447,850         5,283,716               --         14,375,667               --
1.05%                                          16,574,045         8,687,839           15,525         16,045,186           26,806
1.10%                                           7,153,465         3,742,876          254,125          7,399,948          732,329
1.20%                                           9,821,403         4,642,101        1,929,712         12,313,537        1,688,327
1.25%                                                  --                --               --                 --               --
1.25%                                                  --                --               --          1,172,894               --
1.25%                                                  --                --               --                 --               --
1.25%                                                  --                --               --         48,729,250               --
1.25%                                                  --                --               --                 --               --
1.25%                                           1,408,476           678,435           31,136                 --           25,299
1.30%                                           8,290,361         2,861,642          246,077          5,243,978          117,611
1.35%                                                  --           267,968          330,199                 --          174,091
1.40%                                                  --            14,387          104,239                 --           54,587
1.45%                                           3,256,051         1,434,715          136,786          2,193,735          133,755
1.55%                                                  --                76           35,781                 --           28,212
1.60%                                                  --            11,129           30,248                 --           35,761
1.65%                                                  --                76          171,950                 --           53,116
1.70%                                                  --            42,688          104,831                 --           88,170
1.75%                                                  --                76               83                 --               83
1.80%                                                  --             4,896           16,045                 --               83
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $268,441,461      $ 91,357,090       $6,673,764       $439,609,364       $4,389,024
-----------------------------------------------------------------------------------------------------------------------------------







 252    RIVERSOURCE VARIABLE ACCOUNT 10

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                               INC OPP,          INTL OPP,         INTL OPP,        LG CAP GRO,       LG CAP GRO,
SUBACCOUNT                                       CL 3              CL 2              CL 3              CL 2              CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                        $  2,078,286      $         --      $    344,237       $       --       $    864,880
0.75%                                          77,573,290                --        30,574,371               --         65,960,118
0.85%                                          21,669,661           361,412         3,833,045          464,840          3,785,355
0.95%                                          53,906,034           171,343        19,879,346          106,477         37,231,354
1.00%                                           8,257,451                --         3,178,262               --          5,901,933
1.05%                                          15,031,975                74         2,827,930               11          2,370,286
1.10%                                           7,126,182            44,076         1,539,349          103,705          1,027,082
1.20%                                           6,863,360           270,957         1,511,931          400,149          2,637,866
1.25%                                                  --                --                --               --                 --
1.25%                                                  --                --           257,061               --                 --
1.25%                                                  --                --                --               --                 --
1.25%                                                  --                --                --               --                 --
1.25%                                                  --                --        40,875,454               --                 --
1.25%                                           1,019,180                74                --               11            236,964
1.30%                                           5,462,850           170,182           986,507           51,988            314,329
1.35%                                                  --            26,170                --           45,705                 --
1.40%                                                  --            24,146                --           27,116                 --
1.45%                                           1,850,483            35,949           213,219               11            148,938
1.55%                                                  --                73                --          108,163                 --
1.60%                                                  --             2,429                --               11                 --
1.65%                                                  --            20,544                --           10,056                 --
1.70%                                                  --             1,271                --               11                 --
1.75%                                                  --                73                --               11                 --
1.80%                                                  --                73                --               11                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $200,838,752      $  1,128,846      $106,020,712       $1,318,276       $120,479,105
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                           LIMITED DURATION    MARSICO GRO,      MARSICO INTL       MID CAP GRO       MID CAP GRO
SUBACCOUNT                                     CR, CL 2            CL 1            OPP, CL 2         OPP, CL 2         OPP, CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                        $         --      $    935,876      $    429,352       $       --       $    166,153
0.75%                                                  --        73,651,225        17,476,375               --         37,139,054
0.85%                                             468,215        29,256,811         7,551,445           96,797          3,782,082
0.95%                                             909,659        41,500,870        10,240,756           97,292         21,414,117
1.00%                                                  --         7,370,085         2,155,640               --          1,775,454
1.05%                                               7,604        14,037,479         4,327,719               10          2,531,662
1.10%                                              60,998         8,739,811         3,117,239           98,641          1,693,794
1.20%                                           1,243,112         3,070,295         1,376,034          123,928          1,130,356
1.25%                                                  --                --                --               --                 --
1.25%                                                  --                --                --               --            128,264
1.25%                                                  --                --                --               --         27,800,514
1.25%                                                  --                --                --               --                 --
1.25%                                                  --                --                --               --                 --
1.25%                                                  76         1,330,310           428,782           14,405                 --
1.30%                                             299,247         4,506,952         1,533,089           63,201            506,961
1.35%                                             491,611                --            37,056           18,397                 --
1.40%                                                  76                --            56,267            7,778                 --
1.45%                                             130,550         1,286,703           361,428            7,689             89,275
1.55%                                              21,358                --            31,564               10                 --
1.60%                                              26,902                --             2,492            1,973                 --
1.65%                                             123,692                --             3,406           18,104                 --
1.70%                                             255,905                --             2,182               10                 --
1.75%                                                  76                --                65               10                 --
1.80%                                               4,990                --                65               10                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $  4,044,071      $185,686,417      $ 49,130,956       $  548,255       $ 98,157,686
-----------------------------------------------------------------------------------------------------------------------------------







                                         RIVERSOURCE VARIABLE ACCOUNT 10    253

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                              MID CAP VAL       MID CAP VAL        S&P 500,          SELECT LG         SELECT LG
SUBACCOUNT                                     OPP, CL 2         OPP, CL 3           CL 3          CAP VAL, CL 2     CAP VAL, CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                          $     --         $   596,108      $    120,948      $         --       $   235,091
0.75%                                                --          32,527,967        61,711,963                --        11,600,072
0.85%                                           254,631          14,919,403         7,077,211           230,733         2,016,754
0.95%                                           246,459          18,368,912        42,245,574            61,253         7,426,534
1.00%                                                --           3,368,477         6,020,105                --           798,501
1.05%                                             6,523           8,014,557         4,018,277                11         1,113,886
1.10%                                            76,587           3,701,934         2,511,990            67,416           458,579
1.20%                                           263,620           1,613,883         3,573,112           238,218           536,453
1.25%                                                --                  --                --                --                --
1.25%                                                --                  --                --                --                --
1.25%                                                --                  --                --                --                --
1.25%                                                --                  --                --                --                --
1.25%                                                --                  --                --                --                --
1.25%                                                11             395,361           455,466                11            79,419
1.30%                                            70,302           2,027,969         1,125,256            75,779           330,545
1.35%                                             2,742                  --           283,232            20,225                --
1.40%                                            10,085                  --               994            10,422                --
1.45%                                            13,401             413,312           408,325            20,011            70,056
1.55%                                            14,892                  --            64,775                11                --
1.60%                                             5,780                  --             4,359             2,598                --
1.65%                                            25,021                  --                11             7,970                --
1.70%                                             1,295                  --                11                 9                --
1.75%                                                11                  --                11                11                --
1.80%                                                11                  --                11                11                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $991,371         $85,947,883      $129,621,631      $    734,689       $24,665,890
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP            COL VP            COL VP            COL VP       COL VP STRATEGIC
                                               SELECT SM         SELECT SM           SHORT             SHORT             INC,
SUBACCOUNT                                   CAP VAL, CL 2     CAP VAL, CL 3    DURATION, CL 2    DURATION, CL 3         CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                          $     --         $   252,593      $         --      $  2,591,150       $        --
0.75%                                                --          26,847,541                --       107,518,334                --
0.85%                                            77,611           2,245,165           468,612        21,155,820         1,237,241
0.95%                                            93,590          16,014,915         1,181,923        82,149,557         1,320,155
1.00%                                                --           1,806,570                --         9,666,808                --
1.05%                                               990           1,458,019           153,384        11,448,012                75
1.10%                                            76,634             669,720           189,247         5,817,429           206,271
1.20%                                           194,934           1,053,326         1,095,505         8,719,293         2,009,131
1.25%                                                --                  --                --                --                --
1.25%                                                --                  --                --                --                --
1.25%                                                --                  --                --                --                --
1.25%                                                --                  --                --                --                --
1.25%                                                --                  --                --                --                --
1.25%                                                11              58,165                76         1,991,958            38,801
1.30%                                            23,537             395,353           186,576         6,104,821           279,592
1.35%                                            62,558                  --           712,314                --           491,347
1.40%                                            31,128                  --             5,965                --           139,572
1.45%                                                11              69,323           201,252         4,763,615            89,404
1.55%                                                11                  --           131,182                --           155,567
1.60%                                             7,505                  --            11,364                --             3,036
1.65%                                            22,463                  --               857                --            96,093
1.70%                                                11                  --            42,692                --           102,056
1.75%                                                11                  --                75                --                76
1.80%                                                11                  --            30,997                --             1,074
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $591,016         $50,870,690      $  4,412,021      $261,926,797       $ 6,169,491
-----------------------------------------------------------------------------------------------------------------------------------







 254    RIVERSOURCE VARIABLE ACCOUNT 10

                                                  CS             DREY VIF            EV VT            FID VIP           FID VIP
                                               COMMODITY         INTL EQ,        FLOATING-RATE      CONTRAFUND,       GRO & INC,
SUBACCOUNT                                      RETURN             SERV               INC            SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                         $   628,169       $       --       $  2,076,685      $  2,600,156       $    95,541
0.75%                                          33,742,813               --         88,650,081       168,260,295        30,515,581
0.85%                                           9,411,828        2,152,166         27,956,501        54,577,083                --
0.95%                                          22,752,855               --         65,593,609       104,446,329        24,858,095
1.00%                                           5,041,633               --         10,952,352        20,315,682                --
1.05%                                           6,481,179        1,511,430         21,871,769        31,712,802                --
1.10%                                           4,642,975        1,230,480         11,479,369        20,624,659                --
1.20%                                           2,077,883               --          7,429,956        11,171,405                --
1.25%                                                  --               --                 --                --                --
1.25%                                                  --               --                 --                --                --
1.25%                                                  --               --                 --                --                --
1.25%                                                  --               --                 --                --                --
1.25%                                                  --               --                 --                --                --
1.25%                                             526,663          244,082          2,307,686         3,174,869                --
1.30%                                           2,320,084          397,706          9,576,992        11,201,456                --
1.35%                                                  --               --                 --           388,432                --
1.40%                                                  --               --                 --           189,345                --
1.45%                                             848,265          317,593          4,313,109         2,845,709                --
1.55%                                                  --               --                 --           103,817                --
1.60%                                                  --               --                 --            43,575                --
1.65%                                                  --               --                 --            70,889                --
1.70%                                                  --               --                 --            46,571                --
1.75%                                                  --               --                 --               109                --
1.80%                                                  --               --                 --               105                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $88,474,347       $5,853,457       $252,208,109      $431,773,288       $55,469,217
-----------------------------------------------------------------------------------------------------------------------------------






                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                              GRO & INC,         MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,
SUBACCOUNT                                     SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                        $    521,598      $    579,522      $  2,434,518       $    20,786       $   578,466
0.75%                                          76,270,887        68,874,571       242,292,958        11,492,651        37,585,565
0.85%                                                  --                --        48,846,570                --         7,632,252
0.95%                                          44,346,785        54,989,324       137,445,369         9,258,408        24,415,061
1.00%                                           8,843,153                --        33,709,254                --         4,439,951
1.05%                                                  --                --        21,572,342                --         3,996,647
1.10%                                                  --                --        13,793,918                --         1,351,879
1.20%                                           4,714,591                --        16,483,930                --         2,513,932
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --         2,076,541                --           269,350
1.30%                                                  --                --         6,324,566                --           902,964
1.35%                                                  --                --           379,002                --                --
1.40%                                                  --                --            22,324                --                --
1.45%                                                  --                --         1,422,283                --           383,245
1.55%                                                  --                --           142,326                --                --
1.60%                                                  --                --             8,550                --                --
1.65%                                                  --                --            31,354                --                --
1.70%                                                  --                --            40,032                --                --
1.75%                                                  --                --                78                --                --
1.80%                                                  --                --             7,117                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $134,697,014      $124,443,417      $527,033,032       $20,771,845       $84,069,312
-----------------------------------------------------------------------------------------------------------------------------------







                                         RIVERSOURCE VARIABLE ACCOUNT 10    255

                                             FTVIPT FRANK      FTVIPT FRANK         FTVIPT            GS VIT            GS VIT
                                              GLOBAL REAL       SM CAP VAL,      MUTUAL SHARES     MID CAP VAL,     STRUCTD SM CAP
SUBACCOUNT                                     EST, CL 2           CL 2            SEC, CL 2           INST            EQ, INST
                                           ----------------------------------------------------------------------------------------
0.55%                                        $    326,353      $    534,639      $    354,388      $  1,629,414       $    2,749
0.75%                                          70,808,409        69,978,563        54,408,043       137,502,593        4,324,765
0.85%                                           9,060,158        13,767,162        16,309,999                --               --
0.95%                                          41,159,501        43,906,679        35,808,036        84,941,118        3,505,992
1.00%                                           7,065,229         8,505,048         9,478,137        15,294,594               --
1.05%                                           4,111,875         5,457,952        10,260,075                --               --
1.10%                                           2,814,988         4,075,546         6,204,864                --               --
1.20%                                           3,625,853         4,454,804         4,850,321         8,646,077               --
1.25%                                                  --                --                --                --               --
1.25%                                                  --                --                --                --               --
1.25%                                                  --                --                --                --               --
1.25%                                                  --                --                --                --               --
1.25%                                                  --                --                --                --               --
1.25%                                             397,327           315,213           920,521                --               --
1.30%                                           1,779,059         1,842,197         3,924,160                --               --
1.35%                                                  --            95,992           108,489                --               --
1.40%                                                  --            21,683            32,283                --               --
1.45%                                             273,221           489,003           972,492                --               --
1.55%                                                  --            83,001            15,232                --               --
1.60%                                                  --             9,761             1,744                --               --
1.65%                                                  --             8,096            18,999                --               --
1.70%                                                  --            13,830            27,667                --               --
1.75%                                                  --                85                79                --               --
1.80%                                                  --             3,025                79                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $141,421,973      $153,562,279      $143,695,608      $248,013,796       $7,833,506
-----------------------------------------------------------------------------------------------------------------------------------






                                                GS VIT            INVESCO           INVESCO           INVESCO           INVESCO
                                             STRUCTD U.S.      VI CAP APPR,      VI CAP APPR,       VI CAP DEV,       VI CAP DEV,
SUBACCOUNT                                     EQ, INST            SER I            SER II             SER I            SER II
                                           ----------------------------------------------------------------------------------------
0.55%                                        $    614,065       $   216,436       $   254,295       $   108,072       $    45,952
0.75%                                          73,290,454         8,553,240        45,004,289         9,560,120        10,966,840
0.85%                                           6,029,934                --         2,072,048                --         1,689,385
0.95%                                          44,168,661         6,218,077        21,634,314         7,135,571         5,833,463
1.00%                                           7,602,383                --         6,324,429           138,662         1,301,638
1.05%                                           3,359,139                --         1,150,562                --           951,529
1.10%                                             962,636                --           437,728                --           899,778
1.20%                                           3,736,085                --         2,549,335           143,227           789,338
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                             283,555                --            66,227                --            65,445
1.30%                                             452,720                --           256,001                --           452,267
1.35%                                                  --                --                --                --                --
1.40%                                                  --                --                --                --                --
1.45%                                             131,654                --            86,263                --            52,357
1.55%                                                  --                --                --                --                --
1.60%                                                  --                --                --                --                --
1.65%                                                  --                --                --                --                --
1.70%                                                  --                --                --                --                --
1.75%                                                  --                --                --                --                --
1.80%                                                  --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $140,631,286       $14,987,753       $79,835,491       $17,085,652       $23,047,992
-----------------------------------------------------------------------------------------------------------------------------------







 256    RIVERSOURCE VARIABLE ACCOUNT 10

                                                INVESCO           INVESCO           INVESCO           INVESCO           INVESCO
                                              VI CORE EQ,      VI DIV DIVD,      VI DIV DIVD,     VI GLOBAL HLTH,    VI INTL GRO,
SUBACCOUNT                                       SER I             SER I            SER II            SER II            SER II
                                           ----------------------------------------------------------------------------------------
0.55%                                         $        --      $     92,244       $        --       $   113,148       $   382,568
0.75%                                                  --         7,294,820                --         7,948,396        38,935,949
0.85%                                                  --                --         3,138,507         4,156,039        12,265,704
0.95%                                                  --         3,934,034                --         4,979,419        25,979,056
1.00%                                                  --         1,058,894                --           845,812         3,617,162
1.05%                                                  --                --         1,565,725         2,713,074         7,342,072
1.10%                                                  --                --         1,510,738         1,277,087         3,876,905
1.20%                                                  --           493,252                --           406,212         1,537,900
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                          97,973,056                --            62,582           108,851           355,522
1.30%                                                  --                --           401,534           568,105         1,813,826
1.35%                                                  --                --                --                --                --
1.40%                                                  --                --                --                --                --
1.45%                                                  --                --            94,333           136,986           398,630
1.55%                                                  --                --                --                --                --
1.60%                                                  --                --                --                --                --
1.65%                                                  --                --                --                --                --
1.70%                                                  --                --                --                --                --
1.75%                                                  --                --                --                --                --
1.80%                                                  --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $97,973,056      $ 12,873,244       $ 6,773,419       $23,253,129       $96,505,294
-----------------------------------------------------------------------------------------------------------------------------------

                                                INVESCO           INVESCO         JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                               VI TECH,           VANK VI         ENTERPRISE,         GLOBAL            JANUS,
SUBACCOUNT                                       SER I       COMSTOCK, SER II        SERV           TECH, SERV           SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                         $   430,162      $    963,742       $    24,810       $    57,270       $   422,846
0.75%                                          16,012,114       103,583,060         9,433,614        10,641,631        20,407,675
0.85%                                                  --        14,642,381                --                --        11,982,772
0.95%                                           7,575,037        52,131,477         4,668,648         6,181,353        12,278,171
1.00%                                           2,189,570        18,359,668                --           414,923         1,990,492
1.05%                                                  --         7,026,990                --                --         4,582,856
1.10%                                                  --         4,532,261                --                --         2,882,004
1.20%                                             938,005         8,628,887                --           149,809         1,244,940
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --           680,976                --                --           318,848
1.30%                                                  --         2,374,305                --                --         1,515,458
1.35%                                                  --                --                --                --            39,141
1.40%                                                  --                --                --                --            10,198
1.45%                                                  --           706,301                --                --           518,830
1.55%                                                  --                --                --                --               105
1.60%                                                  --                --                --                --             7,158
1.65%                                                  --                --                --                --               105
1.70%                                                  --                --                --                --                92
1.75%                                                  --                --                --                --               104
1.80%                                                  --                --                --                --               104
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $27,144,888      $213,630,048       $14,127,072       $17,444,986       $58,201,899
-----------------------------------------------------------------------------------------------------------------------------------







                                         RIVERSOURCE VARIABLE ACCOUNT 10    257

                                              JANUS ASPEN        LM CB VAR            MFS               MFS               MFS
                                               OVERSEAS,        SM CAP GRO,     INV GRO STOCK,       NEW DIS,         UTILITIES,
SUBACCOUNT                                       SERV              CL I             SERV CL           SERV CL           SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                         $   321,426       $    52,748       $   140,976       $   157,118      $  1,211,170
0.75%                                          48,345,034         1,261,020        35,085,071        30,057,312       101,158,658
0.85%                                                  --         2,331,553         3,446,552                --        27,226,291
0.95%                                          34,037,953           974,418        21,781,271        21,249,640        61,053,080
1.00%                                           1,998,855           322,196         3,255,596         2,553,118        11,060,764
1.05%                                                  --         1,418,179         2,427,408                --        15,510,295
1.10%                                                  --           817,535         1,424,761                --         8,094,391
1.20%                                           1,080,199           147,834         1,471,945         1,665,995         7,650,521
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --            48,884           361,069                --           787,964
1.30%                                                  --           348,831           562,773                --         5,557,019
1.35%                                                  --                --                --                --           169,003
1.40%                                                  --                --                --                --            85,568
1.45%                                                  --           122,653           299,812                --         1,398,132
1.55%                                                  --                --                --                --           103,528
1.60%                                                  --                --                --                --            10,685
1.65%                                                  --                --                --                --            77,468
1.70%                                                  --                --                --                --            74,010
1.75%                                                  --                --                --                --               117
1.80%                                                  --                --                --                --               117
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $85,783,467       $ 7,845,851       $70,257,234       $55,683,183      $241,228,781
-----------------------------------------------------------------------------------------------------------------------------------

                                                MS UIF            MS UIF            NB AMT            NB AMT             OPPEN
                                              GLOBAL REAL      MID CAP GRO,          INTL,        SOC RESPONSIVE,     GLOBAL SEC
SUBACCOUNT                                    EST, CL II           CL II             CL S              CL S            VA, SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                         $   440,774       $   363,583       $   124,853       $        --      $    597,588
0.75%                                          20,614,804        21,892,768         6,782,592                --        36,159,591
0.85%                                           8,076,125         8,820,390         3,549,198         1,542,293         8,950,403
0.95%                                          12,896,130        13,162,401         3,688,077           156,660        22,600,276
1.00%                                           3,466,781         2,002,567           503,370                --         6,562,254
1.05%                                           4,568,262         4,681,659         1,661,384           732,291         4,924,423
1.10%                                           3,341,269         2,881,111         1,139,312           593,781         2,868,426
1.20%                                           1,688,181         1,972,924           223,732            92,364         3,652,158
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                             339,751           275,474            79,589           138,345           865,169
1.30%                                           1,990,954         1,736,732           470,020           141,592         1,576,563
1.35%                                                  --            47,024                --             2,217           242,462
1.40%                                                  --            36,842                --            10,415            49,258
1.45%                                             401,274           296,293            83,378            37,067           638,364
1.55%                                                  --                67                --                82           212,928
1.60%                                                  --            10,859                --             1,073               102
1.65%                                                  --                82                --                82            33,042
1.70%                                                  --             7,837                --             2,638             1,317
1.75%                                                  --                82                --                82               102
1.80%                                                  --                82                --                82            10,275
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $57,824,305       $58,188,777       $18,305,505       $ 3,451,064      $ 89,944,701
-----------------------------------------------------------------------------------------------------------------------------------







 258    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                                                        PUT VT
                                             OPPEN GLOBAL      OPPEN MAIN ST         OPPEN             PIMCO          GLOBAL HLTH
                                             STRATEGIC INC      SM MID CAP            VAL         VIT ALL ASSET,         CARE,
SUBACCOUNT                                      VA, SRV          VA, SERV          VA, SERV         ADVISOR CL           CL IB
                                           ----------------------------------------------------------------------------------------
0.55%                                        $  4,927,083       $   554,127       $        --      $    992,875       $    57,517
0.75%                                         321,743,503        22,611,921                --        88,858,840        10,220,664
0.85%                                          80,579,246         7,307,295         1,732,100        27,465,250                --
0.95%                                         225,306,626        13,587,811                --        63,124,941         5,533,478
1.00%                                          40,751,963         4,722,343                --        10,229,258         1,698,385
1.05%                                          63,366,796         4,342,561         1,097,214        18,908,635                --
1.10%                                          30,443,840         3,307,767           433,531        10,742,876                --
1.20%                                          28,596,747         2,240,703                --        10,375,480           569,445
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                           5,228,221           365,124           113,421         2,687,130                --
1.30%                                          26,590,169         1,590,606           454,093         7,820,461                --
1.35%                                                  --            95,317                --           513,681                --
1.40%                                                  --             1,069                --            60,359                --
1.45%                                           9,373,976           309,803           341,475         3,643,690                --
1.55%                                                  --            33,683                --           168,951                --
1.60%                                                  --             2,833                --            22,768                --
1.65%                                                  --                83                --           168,478                --
1.70%                                                  --             1,398                --           144,726                --
1.75%                                                  --                82                --                79                --
1.80%                                                  --                82                --                79                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $836,908,170       $61,074,608       $ 4,171,834      $245,928,557       $18,079,489
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT            PUT VT             ROYCE
                                               INTL EQ,          MULTI-CAP         MULTI-CAP        MICRO-CAP,         THIRD AVE
SUBACCOUNT                                       CL IB          GRO, CL IA        GRO, CL IB         INVEST CL            VAL
                                           ----------------------------------------------------------------------------------------
0.55%                                        $     26,921       $        --       $   131,472      $    120,045       $    86,120
0.75%                                          12,052,206                --        15,080,628        21,414,140        16,014,208
0.85%                                                  --                --                --                --                --
0.95%                                           7,811,912                --         9,853,333        18,306,646        13,651,367
1.00%                                           1,395,408                --           474,090                --                --
1.05%                                                  --                --                --                --                --
1.10%                                                  --                --                --                --                --
1.20%                                             801,950                --           144,449                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --        55,414,712                --                --                --
1.30%                                                  --                --                --                --                --
1.35%                                                  --                --                --                --                --
1.40%                                                  --                --                --                --                --
1.45%                                                  --                --                --                --                --
1.55%                                                  --                --                --                --                --
1.60%                                                  --                --                --                --                --
1.65%                                                  --                --                --                --                --
1.70%                                                  --                --                --                --                --
1.75%                                                  --                --                --                --                --
1.80%                                                  --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 22,088,397       $55,414,712       $25,683,972      $ 39,840,831       $29,751,695
-----------------------------------------------------------------------------------------------------------------------------------







                                         RIVERSOURCE VARIABLE ACCOUNT 10    259

                                                  VP                VP               VP AC             VP AC            VP COL
                                                 AGGR,             AGGR,           DIV BOND,           GRO,           WANGER INTL
SUBACCOUNT                                       CL 2              CL 4              CL 2              CL 2            EQ, CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                        $  1,368,699     $   20,478,619    $           --      $       --        $        --
0.75%                                          62,169,111        279,758,488                --              --                 --
0.85%                                         268,865,810        728,039,189           386,926         109,445            955,572
0.95%                                         164,901,280        118,113,751           509,421         120,508            860,303
1.00%                                           5,720,542         29,691,262                --              --                 --
1.05%                                           9,972,227        209,550,711             3,079           1,806              5,814
1.10%                                          29,399,323        153,787,679            58,941           8,256            186,396
1.20%                                          94,588,690          7,927,304           908,117          79,471            970,895
1.25%                                                  --                 --                --              --                 --
1.25%                                                  --                 --                --              --                 --
1.25%                                                  --                 --                --              --                 --
1.25%                                                  --                 --                --              --                 --
1.25%                                                  --                 --                --              --                 --
1.25%                                           1,472,835          4,976,288                79              12              2,691
1.30%                                           8,478,252         42,508,128            39,847          39,169            122,680
1.35%                                           1,137,150                 --           252,474          27,783             78,267
1.40%                                           2,119,540                 --            25,226              12             91,300
1.45%                                           5,351,781          1,729,752                76              12             75,305
1.55%                                           1,370,622                 --                79              12             77,045
1.60%                                             346,906                 --             6,886           1,264              2,246
1.65%                                           2,344,061                 --             7,259          20,886             21,404
1.70%                                             196,812                 --            34,123          34,020             12,723
1.75%                                                  11                 --                79              12                 74
1.80%                                               9,631                 --                79             510                 74
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $659,813,283     $1,596,561,171    $    2,232,691      $  443,178        $ 3,462,789
-----------------------------------------------------------------------------------------------------------------------------------

                                                VP COL              VP                VP             VP DAVIS          VP DAVIS
                                               WANGER US         CONSERV,          CONSERV,         NY VENTURE,       NY VENTURE,
SUBACCOUNT                                     EQ, CL 2            CL 2              CL 4              CL 2              CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                        $         --     $    1,552,327    $    4,491,824      $       --        $   253,377
0.75%                                                  --         87,627,184       227,799,133              --         17,061,778
0.85%                                             815,255        133,457,443       553,716,186         243,169         10,973,752
0.95%                                             671,214        162,737,752       147,082,977         421,951          8,813,611
1.00%                                                  --          9,238,770        20,967,901              --          1,263,334
1.05%                                               2,414         20,501,980       297,019,661             980          4,258,594
1.10%                                              75,216         27,027,540       184,405,962          49,893          1,993,569
1.20%                                             539,856        113,131,845        20,970,309         343,741            681,509
1.25%                                                  --                 --                --              --                 --
1.25%                                                  --                 --                --              --                 --
1.25%                                                  --                 --                --              --                 --
1.25%                                                  --                 --                --              --                 --
1.25%                                                  --                 --                --              --                 --
1.25%                                               4,595          3,925,069        20,828,288              11            205,584
1.30%                                             119,665         25,003,222       104,324,261          75,551          1,201,313
1.35%                                             147,736         12,270,445                --          24,061                 --
1.40%                                              76,362          4,717,200                --          24,722                 --
1.45%                                              65,147         12,831,621        34,455,974          13,434            261,269
1.55%                                              21,807          8,005,704                --           6,665                 --
1.60%                                                  12          1,856,543                --              11                 --
1.65%                                              13,666          5,058,167                --          34,875                 --
1.70%                                              17,714          4,688,915                --           1,014                 --
1.75%                                                  12            163,256                --              11                 --
1.80%                                                  12            523,991                --              11                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $  2,570,683     $  634,318,974    $1,616,062,476      $1,240,100        $46,967,690
-----------------------------------------------------------------------------------------------------------------------------------







 260    RIVERSOURCE VARIABLE ACCOUNT 10

                                                VP DFA             VP EV             VP GS             VP GS          VP INVESCO
                                               INTL VAL,       FLOATING RATE     MID CAP VAL,      MID CAP VAL,        INTL GRO,
SUBACCOUNT                                       CL 2            INC, CL 2           CL 2              CL 3              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                         $       --        $       --        $       --        $   167,598     $           --
0.75%                                                 --                --                --          5,548,143                 --
0.85%                                            426,616         1,030,654           642,301          1,780,377            409,572
0.95%                                            337,818         1,281,990           386,924          3,115,280            394,406
1.00%                                                 --                --                --            494,664                 --
1.05%                                              1,938                75             7,451            909,992              3,894
1.10%                                             68,945           964,362            97,506            351,417             37,362
1.20%                                            449,019         2,187,689           432,088            352,689            461,701
1.25%                                                 --                --                --                 --                 --
1.25%                                                 --                --                --                 --                 --
1.25%                                                 --                --                --                 --                 --
1.25%                                                 --                --                --                 --                 --
1.25%                                                 --                --                --                 --                 --
1.25%                                              6,426            35,460             4,364             79,723                 77
1.30%                                             52,325           244,085            54,033            193,966             29,080
1.35%                                            115,168         1,017,447           169,012                 --            252,014
1.40%                                             10,535            44,683             2,235                 --             34,131
1.45%                                             11,245           301,773            13,230             19,218             24,268
1.55%                                             31,672           175,868             4,520                 --              9,393
1.60%                                              2,274            41,426             2,159                 --              9,932
1.65%                                             30,577           207,358            57,142                 --              8,771
1.70%                                             40,569           191,917            51,326                 --             17,046
1.75%                                                 65             2,092                11                 --                 77
1.80%                                                 65             7,961                11                 --              9,570
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,585,257        $7,734,840        $1,924,313        $13,013,067     $    1,701,294
-----------------------------------------------------------------------------------------------------------------------------------

                                                VP JPM        VP JENNISON MID                         VP MFS              VP
                                              CORE BOND,            CAP         VP MARSICO GRO,        VAL,              MOD,
SUBACCOUNT                                       CL 2            GRO, CL 2           CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                         $       --        $       --        $       --        $        --     $    4,587,049
0.75%                                                 --                --                --                 --        347,643,807
0.85%                                            740,560           247,373           209,152            167,563      1,494,025,373
0.95%                                            720,773           187,421           528,836            328,384      1,126,234,896
1.00%                                                 --                --                --                 --         30,343,392
1.05%                                             15,040             4,173             8,266              1,979         94,580,121
1.10%                                              8,940           110,203           121,468             86,090        171,507,528
1.20%                                          1,065,531           268,702           511,732            391,874        869,308,928
1.25%                                                 --                --                --                 --                 --
1.25%                                                 --                --                --                 --                 --
1.25%                                                 --                --                --                 --                 --
1.25%                                                 --                --                --                 --                 --
1.25%                                                 --                --                --                 --                 --
1.25%                                                 79             7,351                12                619         16,000,651
1.30%                                             70,532            13,897           136,192             95,949         97,131,651
1.35%                                            176,409            27,790            96,290             66,257         30,767,124
1.40%                                             36,996               842            41,313             44,361         24,204,332
1.45%                                             60,405             4,158            11,919             64,159         63,219,062
1.55%                                             40,166                12            23,322             68,092         14,329,467
1.60%                                             16,191             2,330             2,743                 11          8,623,686
1.65%                                                 79               859             1,654             13,293         25,623,100
1.70%                                             22,332             5,147            78,874             11,856          5,294,709
1.75%                                                 79                12                12                 11                 11
1.80%                                             22,053             4,873             6,495                 11            467,657
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $2,996,165        $  885,143        $1,778,280        $ 1,340,509     $4,423,892,544
-----------------------------------------------------------------------------------------------------------------------------------





                                         RIVERSOURCE VARIABLE ACCOUNT 10    261

                                                  VP              VP MOD            VP MOD            VP MOD            VP MOD
                                                 MOD,              AGGR,             AGGR,           CONSERV,          CONSERV,
SUBACCOUNT                                       CL 4              CL 2              CL 4              CL 2              CL 4
                                           ----------------------------------------------------------------------------------------
0.55%                                       $    23,480,206   $    1,932,806    $   28,785,021    $    1,598,814    $    9,910,927
0.75%                                         1,580,167,254      197,318,902     1,089,609,085       161,928,290       476,413,409
0.85%                                         4,211,429,034    1,092,031,167     2,842,077,105       335,620,425     1,161,196,081
0.95%                                           912,729,979      637,126,007       491,194,394       362,147,891       349,441,434
1.00%                                           179,374,450       15,354,694       100,761,384        16,877,355        57,070,065
1.05%                                         1,739,778,201       56,125,889       922,668,793        41,892,528       541,485,740
1.10%                                         1,244,964,595      120,067,925       600,122,491        52,221,485       405,739,682
1.20%                                            83,262,722      411,145,216        30,867,342       252,942,599        36,442,618
1.25%                                                    --               --                --                --                --
1.25%                                                    --               --                --                --                --
1.25%                                                    --               --                --                --                --
1.25%                                                    --               --                --                --                --
1.25%                                                    --               --                --                --                --
1.25%                                            49,076,605        8,129,587        23,835,106         6,719,739        26,436,437
1.30%                                           505,052,140       45,823,280       171,539,516        43,823,796       224,934,841
1.35%                                                    --       10,233,276                --        15,736,885                --
1.40%                                                    --       12,955,397                --        10,570,932                --
1.45%                                            40,548,995       31,882,013        11,566,259        22,688,932        41,209,339
1.55%                                                    --        3,286,625                --        10,174,077                --
1.60%                                                    --        1,997,358                --         3,437,752                --
1.65%                                                    --        8,329,322                --         6,133,703                --
1.70%                                                    --          330,130                --         3,186,952                --
1.75%                                                    --           37,956                --                11                --
1.80%                                                    --          194,181                --           800,578                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                       $10,569,864,181   $2,654,301,731    $6,313,026,496    $1,348,502,744    $3,330,280,573
-----------------------------------------------------------------------------------------------------------------------------------

                                                 VP MS            VP NFJ           VP NUVEEN         VP PTNRS          VP PTNRS
                                              GLOBAL REAL        DIVD VAL,          WINSLOW           SM CAP            SM CAP
SUBACCOUNT                                     EST, CL 2           CL 2        LG CAP GRO, CL 2      GRO, CL 2         VAL, CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                       $            --   $           --    $           --    $           --    $           --
0.75%                                                    --               --                --                --                --
0.85%                                               757,790          256,087           170,803           152,295           155,746
0.95%                                               473,535          276,060            62,221           245,483           261,005
1.00%                                                    --               --                --                --                --
1.05%                                                 5,231            5,001                12             1,089             2,672
1.10%                                               101,489           73,882            29,290            15,779            26,093
1.20%                                               711,952          480,749           110,001           121,351           191,954
1.25%                                                    --               --                --                --                --
1.25%                                                    --               --                --                --                --
1.25%                                                    --               --                --                --                --
1.25%                                                    --               --                --                --                --
1.25%                                                    --               --                --                --                --
1.25%                                                    75               12                12                12                11
1.30%                                               163,130          115,425            67,191            16,764             9,193
1.35%                                               257,044           33,421             9,315             9,944            19,775
1.40%                                                80,232           17,422            38,425            16,598            16,783
1.45%                                                23,637           76,264             4,113             1,818             3,342
1.55%                                               194,777           64,039            21,574                12                11
1.60%                                                 1,220            2,079             4,438             8,271             5,511
1.65%                                                14,188           23,144             9,705               704             2,525
1.70%                                                18,156           13,264            19,608             1,315             2,664
1.75%                                                    75               12                12                12                11
1.80%                                                 1,560               12                12                12             4,313
-----------------------------------------------------------------------------------------------------------------------------------
Total                                       $     2,804,091   $    1,436,873    $      546,732    $      591,459    $      701,609
-----------------------------------------------------------------------------------------------------------------------------------





 262    RIVERSOURCE VARIABLE ACCOUNT 10

                                               VP PTNRS          VP PIMCO         VP PYRAMIS           VP WF
                                              SM CAP VAL,        MORTGAGE          INTL EQ,       SHORT DURATION        WANGER
SUBACCOUNT                                       CL 3        BACKED SEC, CL 2        CL 2           GOVT, CL 2           INTL
                                           ----------------------------------------------------------------------------------------
0.55%                                        $  1,072,088       $        --       $        --       $        --      $  2,251,108
0.75%                                          76,716,823                --                --                --       147,398,680
0.85%                                          10,829,676           334,013            82,861            68,241        29,040,711
0.95%                                          40,721,315           280,065            60,230           174,408        88,946,734
1.00%                                           8,332,941                --                --                --        18,270,177
1.05%                                           5,256,599                78             3,464                76        15,402,631
1.10%                                           2,593,231            28,874            40,966            44,204         8,013,424
1.20%                                           3,852,492           588,039           231,469           323,964         8,688,735
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                             358,256             2,667                71                76           927,921
1.30%                                           1,202,774            22,030            17,698            38,564         4,158,370
1.35%                                                  --            87,469           123,377           133,472                --
1.40%                                                  --            10,948             4,468                76                --
1.45%                                             411,627            27,957                71            26,597           859,302
1.55%                                                  --            10,023                71                76                --
1.60%                                                  --             2,562             2,360                76                --
1.65%                                                  --             2,824                71                76                --
1.70%                                                  --            38,302             1,271                76                --
1.75%                                                  --                78                71                76                --
1.80%                                                  --                78                71             7,473                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $151,347,822       $ 1,436,007       $   568,590       $   817,531      $323,957,793
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  WF ADV
                                                                 VT INDEX           WF ADV            WF ADV
                                                WANGER        ASSET ALLOC, CL     VT INTL EQ,         VT OPP,          WF ADV VT
SUBACCOUNT                                        USA                2               CL 2              CL 2        SM CAP GRO, CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                        $  1,797,107       $     2,424       $   384,195       $   218,127      $    228,945
0.75%                                         165,379,678        16,169,116        20,473,781        31,550,623        28,729,394
0.85%                                          23,787,569                --         6,876,714         6,666,882         9,649,788
0.95%                                         104,669,135        11,390,847        14,454,739        19,660,867        17,736,945
1.00%                                          21,628,245         2,094,589         3,019,094         3,818,159         3,288,293
1.05%                                          11,791,485                --         2,977,742         4,759,256         5,793,727
1.10%                                           6,496,730                --         1,705,673         3,172,726         2,488,256
1.20%                                           9,237,367           797,387         1,654,158         2,294,074         1,716,752
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                           1,011,927                --           189,402           336,289           413,875
1.30%                                           3,199,381                --         1,214,305         1,510,162         1,328,604
1.35%                                                  --                --                --            14,055            67,789
1.40%                                                  --                --                --            27,908            12,920
1.45%                                             685,858                --           231,484           676,846           453,403
1.55%                                                  --                --                --            53,720            18,157
1.60%                                                  --                --                --             9,652             5,391
1.65%                                                  --                --                --            30,306             8,078
1.70%                                                  --                --                --            72,692            56,609
1.75%                                                  --                --                --                81                83
1.80%                                                  --                --                --             6,496             1,093
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $349,684,482       $30,454,363       $53,181,287       $74,878,921      $ 71,998,102
-----------------------------------------------------------------------------------------------------------------------------------





                                         RIVERSOURCE VARIABLE ACCOUNT 10    263

9. FINANCIAL HIGHLIGHTS



The following is a summary for each period in the five year period ended Dec. 31, 2011 of units, net assets and investment income ratios. The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.



                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                   ------------------------------------------------------
                        ----------------------------------------------                  EXPENSE RATIO
                           UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)      LOWEST TO HIGHEST       (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                        -----------------------------------------------------------------------------------------------------
AB VPS GLOBAL THEMATIC GRO, CL B
2011                        10,598     $0.97  to  $0.94        $10,183       0.37%     0.55%  to 1.45% (23.83%)     to (24.51%)
2010                        14,008     $1.28  to  $1.24        $17,720       2.09%     0.55%  to 1.45%  17.93%      to  16.88%
2009                        16,689     $1.08  to  $1.06        $17,972          --     0.55%  to 1.45%  52.30%      to  50.94%
2008                        10,970     $0.71  to  $0.70         $7,758          --     0.55%  to 1.45% (47.75%)     to (48.22%)
2007                        10,650     $1.36  to  $1.36        $14,458          --     0.55%  to 1.45%  19.23%      to  18.16%
-----------------------------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2011                        96,883     $1.14  to  $0.97       $107,039       1.10%     0.55%  to 1.45%   5.49%      to   4.55%
2010                       110,775     $1.08  to  $0.93       $116,597          --     0.55%  to 1.45%  12.18%      to  11.18%
2009                       135,762     $0.97  to  $0.84       $127,984       3.51%     0.55%  to 1.45%  19.69%      to  18.62%
2008                       166,185     $0.81  to  $0.71       $131,669       1.86%     0.55%  to 1.45% (41.02%)     to (41.55%)
2007                       229,216     $1.37  to  $1.21       $309,274       1.21%     0.55%  to 1.45%   4.28%      to   3.34%
-----------------------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2011                       203,415     $1.38  to  $0.64       $236,221       3.69%     0.55%  to 1.45% (19.88%)     to (20.60%)
2010                       253,176     $1.72  to  $0.81       $369,702       2.33%     0.55%  to 1.45%   3.73%      to   2.80%
2009                       524,100     $1.66  to  $0.79       $647,669       0.86%     0.55%  to 1.45%  33.62%      to  32.42%
2008                       949,299     $1.24  to  $0.59       $803,095       0.88%     0.55%  to 1.45% (53.54%)     to (53.96%)
2007                       690,850     $2.68  to  $1.29     $1,443,988       0.99%     0.55%  to 1.45%   5.00%      to   4.05%
-----------------------------------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
2011                         4,342     $1.05  to  $1.14         $4,554       0.09%     0.85%  to 1.80%  (4.09%)     to  (4.99%)
2010                         3,393     $1.09  to  $1.20         $3,679       0.27%     0.85%  to 1.80%   8.90%      to  19.54%(7)
2009                         3,215     $1.00  to  $0.98         $3,204          --     0.85%  to 1.45%  35.94%      to  35.13%
2008                         2,649     $0.74  to  $0.73         $1,943          --     0.85%  to 1.45% (40.33%)     to (40.69%)
2007                         2,447     $1.23  to  $1.22         $3,014          --     0.85%  to 1.45%  12.65%      to  11.97%
-----------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL I
2011                        14,469     $1.11  to  $1.06        $15,550       1.49%     0.55%  to 0.95% (12.52%)     to (12.87%)
2010                        19,455     $1.27  to  $1.21        $23,954       2.46%     0.55%  to 0.95%  12.67%      to  12.22%
2009                        26,333     $1.13  to  $1.08        $28,827       2.17%     0.55%  to 0.95%  33.03%      to  32.50%
2008                        34,033     $0.85  to  $0.82        $28,083       0.87%     0.55%  to 0.95% (45.13%)     to (45.35%)
2007                        45,040     $1.54  to  $1.49        $67,915       0.69%     0.55%  to 0.95%  17.41%      to  16.93%
-----------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2011                        33,915     $1.22  to  $1.32        $40,922       1.28%     0.55%  to 1.20% (12.67%)     to (13.23%)
2010                        40,729     $1.39  to  $1.52        $56,423       2.22%     0.55%  to 1.20%  12.52%      to  11.79%
2009                        48,291     $1.24  to  $1.36        $59,610       2.03%     0.55%  to 1.20%  32.90%      to  32.04%
2008                        60,221     $0.93  to  $1.03        $56,142       0.69%     0.55%  to 1.20% (45.20%)     to (45.56%)
2007                        77,918     $1.70  to  $1.90       $132,920       0.54%     0.55%  to 1.20%  17.27%      to  16.51%
-----------------------------------------------------------------------------------------------------------------------------

AC VP MID CAP VAL, CL II
2011                        35,063     $1.02  to  $1.21        $38,863       1.19%     0.55%  to 1.45%  (1.39%)     to  (2.27%)
2010                        39,383     $1.04  to  $1.24        $44,145       1.31%     0.55%  to 1.45%  18.33%      to  17.26%
2009                       204,863     $0.88  to  $1.06       $203,460       3.96%     0.55%  to 1.45%  29.09%      to  27.93%
2008                       242,955     $0.68  to  $0.83       $187,536       0.08%     0.55%  to 1.45% (24.92%)     to (25.60%)
2007                       258,311     $0.90  to  $1.11       $266,954       1.22%     0.55%  to 1.45% (10.10%)(5)  to  (3.84%)
-----------------------------------------------------------------------------------------------------------------------------

AC VP ULTRA, CL II
2011                        24,050     $1.07  to  $1.07        $25,618          --     0.55%  to 1.45%   0.31%      to  (0.59%)
2010                        26,550     $1.07  to  $1.08        $28,287       0.36%     0.55%  to 1.45%  15.19%      to  14.15%
2009                        28,448     $0.93  to  $0.94        $26,370       0.17%     0.55%  to 1.45%  33.78%      to  32.59%
2008                        31,148     $0.69  to  $0.71        $21,629          --     0.55%  to 1.45% (41.97%)     to (42.49%)
2007                        30,854     $1.20  to  $1.24        $36,976          --     0.55%  to 1.45%  20.18%      to  19.09%
-----------------------------------------------------------------------------------------------------------------------------




 264    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                   ------------------------------------------------------
                        ----------------------------------------------                  EXPENSE RATIO
                           UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)      LOWEST TO HIGHEST       (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                        -----------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2011                        27,810     $1.76  to  $1.67        $47,556       2.02%     0.55%  to 0.95%   0.46%      to   0.06%
2010                        36,229     $1.75  to  $1.67        $61,756       2.14%     0.55%  to 0.95%  12.80%      to  12.35%
2009                        47,184     $1.55  to  $1.49        $71,321       5.85%     0.55%  to 0.95%  19.21%      to  18.73%
2008                       116,786     $1.30  to  $1.87       $185,351       2.70%     0.55%  to 1.25% (27.18%)     to (27.69%)
2007                       177,323     $1.79  to  $2.58       $390,597       1.76%     0.55%  to 1.25%  (5.66%)     to  (6.32%)
-----------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2011                       140,723     $1.48  to  $1.15       $188,948       1.89%     0.55%  to 1.80%   0.31%      to  (0.93%)
2010                       152,379     $1.47  to  $1.16       $206,514       2.04%     0.55%  to 1.80%  12.42%      to  15.14%(7)
2009                       169,378     $1.31  to  $0.92       $206,109       5.47%     0.55%  to 1.45%  19.07%      to  18.00%
2008                       188,664     $1.10  to  $0.78       $195,491       2.48%     0.55%  to 1.45% (27.20%)     to (27.86%)
2007                       262,020     $1.51  to  $1.08       $377,643       1.42%     0.55%  to 1.45%  (5.83%)     to  (6.68%)
-----------------------------------------------------------------------------------------------------------------------------

CALVERT VP SRI BAL
2011                        21,309     $1.14  to  $1.21        $23,915       1.24%     0.55%  to 1.20%   3.99%      to   3.32%
2010                        24,838     $1.10  to  $1.17        $26,851       1.37%     0.55%  to 1.20%  11.48%      to  10.76%
2009                        28,366     $0.99  to  $1.06        $27,572       2.08%     0.55%  to 1.20%  24.60%      to  23.80%
2008                        33,641     $0.79  to  $0.86        $26,299       2.23%     0.55%  to 1.20% (31.70%)     to (32.14%)
2007                        43,038     $1.16  to  $1.26        $49,435       2.28%     0.55%  to 1.20%   2.19%      to   1.53%
-----------------------------------------------------------------------------------------------------------------------------

COL VP BAL, CL 3
2011                       156,899     $1.24  to  $1.14       $211,288          --     0.55%  to 1.80%   1.83%      to   0.57%
2010                       182,004     $1.22  to  $1.14       $241,934          --     0.55%  to 1.80%  11.91%      to  13.84%(7)
2009                       221,592     $1.09  to  $0.95       $264,041          --     0.55%  to 1.45%  23.55%      to  22.44%
2008                       189,680     $0.88  to  $0.78       $194,345       0.26%     0.55%  to 1.45% (30.30%)     to (30.92%)
2007                       271,898     $1.26  to  $1.13       $399,988       2.84%     0.55%  to 1.45%   1.18%      to   0.27%
-----------------------------------------------------------------------------------------------------------------------------

COL VP CASH MGMT, CL 2
2011                         8,934     $0.99  to  $0.97         $8,796       0.01%     0.85%  to 1.80%  (0.84%)     to  (1.76%)
2010                         3,801     $1.00  to  $0.99         $3,800       0.01%     0.85%  to 1.80%  (0.38%)(7)  to  (0.81%)(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

COL VP CASH MGMT, CL 3
2011                       335,563     $1.23  to  $1.02       $387,974       0.01%     0.55%  to 1.45%  (0.53%)     to  (1.42%)
2010                       361,513     $1.23  to  $1.03       $417,463       0.01%     0.55%  to 1.45%  (0.55%)     to  (1.42%)
2009                       554,428     $1.24  to  $1.04       $644,738       0.07%     0.55%  to 1.45%  (0.41%)     to  (1.28%)
2008                     1,121,065     $1.25  to  $1.06     $1,315,148       2.24%     0.55%  to 1.45%   1.71%      to   0.81%
2007                       868,750     $1.22  to  $1.05     $1,009,165       4.72%     0.55%  to 1.45%   4.25%      to   3.32%
-----------------------------------------------------------------------------------------------------------------------------

COL VP DIV BOND, CL 2
2011                        12,210     $1.07  to  $1.06        $13,069       4.34%     0.85%  to 1.80%   5.58%      to   4.58%
2010                         3,198     $1.02  to  $1.01         $3,251          --     0.85%  to 1.80%   1.75%(7)   to   1.31%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

COL VP DIV BOND, CL 3
2011                       642,765     $1.73  to  $1.27     $1,017,799       4.49%     0.55%  to 1.45%   6.10%      to   5.14%
2010                       773,783     $1.63  to  $1.21     $1,161,761       2.87%     0.55%  to 1.45%   7.73%      to   6.76%
2009                     3,271,423     $1.51  to  $1.13     $4,158,300       4.22%     0.55%  to 1.45%  13.79%      to  12.78%
2008                     2,911,692     $1.33  to  $1.00     $3,295,541       0.39%     0.55%  to 1.45%  (6.83%)     to  (7.66%)
2007                     2,530,299     $1.43  to  $1.09     $3,134,332       4.75%     0.55%  to 1.45%   4.62%      to   3.68%
-----------------------------------------------------------------------------------------------------------------------------

COL VP DIV EQ INC, CL 2
2011                         3,457     $1.14  to  $1.12         $3,918          --     0.85%  to 1.80%  (5.89%)     to  (6.78%)
2010                           969     $1.21  to  $1.20         $1,171          --     0.85%  to 1.80%  20.85%(7)   to  20.33%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------



                                         RIVERSOURCE VARIABLE ACCOUNT 10    265

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                   ------------------------------------------------------
                        ----------------------------------------------                  EXPENSE RATIO
                           UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)      LOWEST TO HIGHEST       (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                        -----------------------------------------------------------------------------------------------------

COL VP DIV EQ INC, CL 3
2011                       533,665     $1.62  to  $0.95       $770,563          --     0.55%  to 1.45%  (5.53%)     to  (6.38%)
2010                       652,140     $1.71  to  $1.02     $1,003,948          --     0.55%  to 1.45%  16.19%      to  15.15%
2009                     2,438,726     $1.47  to  $0.88     $2,726,250          --     0.55%  to 1.45%  26.76%      to  25.62%
2008                     2,062,785     $1.16  to  $0.70     $1,884,808       0.08%     0.55%  to 1.45% (40.79%)     to (41.32%)
2007                     1,615,554     $1.96  to  $1.20     $2,710,345       1.57%     0.55%  to 1.45%   7.43%      to   6.46%
-----------------------------------------------------------------------------------------------------------------------------

COL VP DYN EQ, CL 2
2011                           198     $1.26  to  $1.24           $248          --     0.85%  to 1.80%   4.19%      to   3.21%
2010                            22     $1.21  to  $1.20            $27          --     0.85%  to 1.80%  20.74%(7)   to  20.23%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

COL VP DYN EQ, CL 3
2011                       398,158     $0.86  to  $0.98       $384,119          --     0.55%  to 1.45%   4.65%      to   3.71%
2010                       471,053     $0.82  to  $0.94       $436,202          --     0.55%  to 1.45%  16.69%      to  15.64%
2009                       566,618     $0.70  to  $0.81       $452,227          --     0.55%  to 1.45%  23.47%      to  22.36%
2008                       685,481     $0.57  to  $0.67       $447,981       0.24%     0.55%  to 1.45% (42.48%)     to (43.00%)
2007                       908,741     $0.99  to  $1.17     $1,044,144       1.30%     0.55%  to 1.45%   2.37%      to   1.44%
-----------------------------------------------------------------------------------------------------------------------------

COL VP EMER MKTS OPP, CL 2
2011                         4,693     $0.95  to  $0.94         $4,461       1.08%     0.85%  to 1.80% (21.76%)     to (22.50%)
2010                         1,639     $1.22  to  $1.21         $1,995       0.49%     0.85%  to 1.80%  21.89%(7)   to  21.37%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

COL VP EMER MKTS OPP, CL 3
2011                       148,254     $2.16  to  $1.31       $272,219       1.14%     0.55%  to 1.45% (21.45%)     to (22.16%)
2010                       179,452     $2.75  to  $1.69       $422,000       1.50%     0.55%  to 1.45%  19.10%      to  18.03%
2009                       361,472     $2.31  to  $1.43       $657,161       0.37%     0.55%  to 1.45%  73.13%      to  71.58%
2008                       506,028     $1.33  to  $0.83       $518,628       0.68%     0.55%  to 1.45% (53.96%)     to (54.37%)
2007                       289,591     $2.90  to  $1.82       $695,489       0.59%     0.55%  to 1.45%  37.35%      to  36.11%
-----------------------------------------------------------------------------------------------------------------------------

COL VP GLOBAL BOND, CL 2
2011                         4,796     $1.08  to  $1.06         $5,156       3.13%     0.85%  to 1.80%   3.74%      to   2.76%
2010                         1,628     $1.04  to  $1.04         $1,693       5.51%     0.85%  to 1.80%   4.03%(7)   to   3.59%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

COL VP GLOBAL BOND, CL 3
2011                       208,801     $1.90  to  $1.30       $357,712       2.85%     0.55%  to 1.45%   4.21%      to   3.28%
2010                       247,731     $1.82  to  $1.26       $410,469       3.34%     0.55%  to 1.45%   6.00%      to   5.05%
2009                     1,026,842     $1.72  to  $1.20     $1,428,993       1.82%     0.55%  to 1.45%  10.77%      to   9.78%
2008                       950,255     $1.55  to  $1.09     $1,219,672       6.92%     0.55%  to 1.45%  (0.98%)     to  (1.87%)
2007                       852,722     $1.56  to  $1.11     $1,133,348       3.68%     0.55%  to 1.45%   7.05%      to   6.09%
-----------------------------------------------------------------------------------------------------------------------------

COL VP GLOBAL INFLATION PROT SEC, CL 2
2011                         4,309     $1.11  to  $1.09         $4,760       7.58%     0.85%  to 1.80%   8.99%      to   7.96%
2010                         1,171     $1.02  to  $1.01         $1,191          --     0.85%  to 1.80%   1.76%(7)   to   1.32%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

COL VP GLOBAL INFLATION PROT SEC, CL 3
2011                       202,745     $1.36  to  $1.27       $268,441       7.27%     0.55%  to 1.45%   9.43%      to   8.45%
2010                       230,072     $1.24  to  $1.17       $279,401       0.79%     0.55%  to 1.45%   3.56%      to   2.63%
2009                     1,530,203     $1.20  to  $1.14     $1,785,469       8.68%     0.55%  to 1.45%   6.25%      to   5.30%
2008                       658,300     $1.13  to  $1.08       $727,423       2.47%     0.55%  to 1.45%  (0.41%)     to  (1.30%)
2007                       543,695     $1.13  to  $1.10       $605,794       2.38%     0.55%  to 1.45%   7.34%      to   6.37%
-----------------------------------------------------------------------------------------------------------------------------



 266    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                   ------------------------------------------------------
                        ----------------------------------------------                  EXPENSE RATIO
                           UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)      LOWEST TO HIGHEST       (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                        -----------------------------------------------------------------------------------------------------

COL VP HI INC, CL 2
2011                        67,798     $1.37  to  $1.01        $91,357       7.29%     0.55%  to 1.80%   5.94%      to   4.63%
2010                        74,396     $1.29  to  $0.97        $95,076       7.85%     0.55%  to 1.80%  11.29%      to   4.94%(7)
2009                        79,837     $1.16  to  $1.14        $92,024      10.37%     0.55%  to 1.45%  43.13%      to  41.84%
2008                        82,428     $0.81  to  $0.80        $66,584      10.36%     0.55%  to 1.45% (25.17%)     to (25.84%)
2007                       106,093     $1.09  to  $1.08       $114,850       5.23%     0.55%  to 1.45%   1.14%      to   0.23%
-----------------------------------------------------------------------------------------------------------------------------

COL VP HI YIELD BOND, CL 2
2011                         5,927     $1.13  to  $1.11         $6,674       9.22%     0.85%  to 1.80%   4.57%      to   3.59%
2010                         1,935     $1.08  to  $1.08         $2,089          --     0.85%  to 1.80%   8.04%(7)   to   7.57%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

COL VP HI YIELD BOND, CL 3
2011                       242,259     $1.91  to  $1.41       $439,609       8.25%     0.55%  to 1.45%   5.10%      to   4.15%
2010                       288,799     $1.82  to  $1.35       $501,482       9.04%     0.55%  to 1.45%  13.34%      to  12.32%
2009                       348,000     $1.61  to  $1.21       $537,691      10.21%     0.55%  to 1.45%  53.01%      to  51.64%
2008                       373,277     $1.05  to  $0.80       $382,399       0.32%     0.55%  to 1.45% (25.58%)     to (26.25%)
2007                       550,625     $1.41  to  $1.08       $763,179       7.40%     0.55%  to 1.45%   1.29%      to   0.38%
-----------------------------------------------------------------------------------------------------------------------------

COL VP INC OPP, CL 2
2011                         3,907     $1.13  to  $1.11         $4,389       9.03%     0.85%  to 1.80%   5.28%      to   4.28%
2010                           750     $1.07  to  $1.07           $803          --     0.85%  to 1.80%   7.15%(7)   to   6.69%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

COL VP INC OPP, CL 3
2011                       131,375     $1.59  to  $1.41       $200,839       9.24%     0.55%  to 1.45%   5.68%      to   4.73%
2010                       148,512     $1.51  to  $1.35       $215,637       3.28%     0.55%  to 1.45%  12.43%      to  11.42%
2009                     1,240,488     $1.34  to  $1.21     $1,564,362       4.60%     0.55%  to 1.45%  41.61%      to  40.35%
2008                       643,014     $0.95  to  $0.86       $575,938       0.18%     0.55%  to 1.45% (19.25%)     to (19.98%)
2007                       516,836     $1.17  to  $1.08       $577,421       6.88%     0.55%  to 1.45%   2.08%      to   1.16%
-----------------------------------------------------------------------------------------------------------------------------

COL VP INTL OPP, CL 2
2011                         1,093     $1.04  to  $1.02         $1,129       1.42%     0.85%  to 1.80% (13.24%)     to (14.06%)
2010                           408     $1.19  to  $1.19           $487       0.11%     0.85%  to 1.80%  19.43%(7)   to  18.92%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

COL VP INTL OPP, CL 3
2011                       101,842     $0.95  to  $0.93       $106,021       1.34%     0.55%  to 1.45% (12.90%)     to (13.68%)
2010                       124,228     $1.09  to  $1.08       $149,105       1.44%     0.55%  to 1.45%  13.27%      to  12.25%
2009                       153,423     $0.96  to  $0.96       $163,378       1.56%     0.55%  to 1.45%  26.84%      to  25.70%
2008                       184,146     $0.76  to  $0.77       $156,585       2.35%     0.55%  to 1.45% (40.76%)     to (41.29%)
2007                       255,424     $1.28  to  $1.30       $370,715       0.99%     0.55%  to 1.45%  12.06%      to  11.05%
-----------------------------------------------------------------------------------------------------------------------------

COL VP LG CAP GRO, CL 2
2011                         1,142     $1.16  to  $1.14         $1,318          --     0.85%  to 1.80%  (4.19%)     to  (5.09%)
2010                           260     $1.21  to  $1.20           $314          --     0.85%  to 1.80%  20.93%(7)   to  20.41%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

COL VP LG CAP GRO, CL 3
2011                       183,234     $0.64  to  $0.94       $120,479          --     0.55%  to 1.45%  (3.76%)     to  (4.62%)
2010                       218,835     $0.66  to  $0.98       $150,066          --     0.55%  to 1.45%  16.52%      to  15.47%
2009                       263,512     $0.57  to  $0.85       $155,168          --     0.55%  to 1.45%  36.24%      to  35.02%
2008                       326,510     $0.42  to  $0.63       $141,102       0.30%     0.55%  to 1.45% (44.65%)     to (45.15%)
2007                       516,489     $0.75  to  $1.15       $404,027       1.01%     0.55%  to 1.45%   2.50%      to   1.58%
-----------------------------------------------------------------------------------------------------------------------------



                                         RIVERSOURCE VARIABLE ACCOUNT 10    267

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                   ------------------------------------------------------
                        ----------------------------------------------                  EXPENSE RATIO
                           UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)      LOWEST TO HIGHEST       (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                        -----------------------------------------------------------------------------------------------------

COL VP LIMITED DURATION CR, CL 2
2011                         3,967     $1.02  to  $1.01         $4,044       1.43%     0.85%  to 1.80%   1.24%      to   0.28%
2010                         1,213     $1.01  to  $1.01         $1,227          --     0.85%  to 1.80%   1.20%(7)   to   0.77%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

COL VP MARSICO GRO, CL 1
2011                       174,067     $1.06  to  $1.08       $185,686       0.29%     0.55%  to 1.45%  (3.17%)     to  (4.04%)
2010                       211,659     $1.10  to  $1.13       $233,638       0.16%     0.55%  to 1.45%  20.88%      to  19.80%
2009                     1,831,327     $0.91  to  $0.94     $1,713,730       0.88%     0.55%  to 1.45%  25.97%      to  24.84%
2008                     1,298,131     $0.72  to  $0.75       $963,953       0.35%     0.55%  to 1.45% (39.78%)     to (40.32%)
2007                       766,013     $1.20  to  $1.26       $944,664       0.07%     0.55%  to 1.45%  16.83%      to  15.78%
-----------------------------------------------------------------------------------------------------------------------------

COL VP MARSICO INTL OPP, CL 2
2011                        56,807     $0.84  to  $1.00        $49,131       0.80%     0.55%  to 1.80% (16.64%)     to (17.68%)
2010                        70,989     $1.01  to  $1.22        $73,764       0.67%     0.55%  to 1.80%  13.11%      to  21.28%(7)
2009                        85,819     $0.89  to  $0.98        $78,882       1.87%     0.55%  to 1.45%  37.19%      to  35.96%
2008                       103,623     $0.65  to  $0.72        $69,405       1.37%     0.55%  to 1.45% (48.77%)     to (49.23%)
2007                        80,923     $1.27  to  $1.42       $105,483       0.17%     0.55%  to 1.45%  19.02%      to  17.94%
-----------------------------------------------------------------------------------------------------------------------------

COL VP MID CAP GRO OPP, CL 2
2011                           515     $1.07  to  $1.05           $548          --     0.85%  to 1.80% (15.92%)     to (16.72%)
2010                           100     $1.27  to  $1.27           $127          --     0.85%  to 1.80%  27.08%(7)   to  26.54%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

COL VP MID CAP GRO OPP, CL 3
2011                        83,645     $1.34  to  $1.07        $98,158          --     0.55%  to 1.45% (15.54%)     to (16.29%)
2010                       100,048     $1.58  to  $1.28       $140,165          --     0.55%  to 1.45%  25.59%      to  24.46%
2009                       114,747     $1.26  to  $1.03       $128,719          --     0.55%  to 1.45%  62.51%      to  61.06%
2008                       114,373     $0.78  to  $0.64        $78,655       0.02%     0.55%  to 1.45% (45.15%)     to (45.64%)
2007                       151,418     $1.41  to  $1.18       $190,564       0.06%     0.55%  to 1.45%  13.11%      to  12.09%
-----------------------------------------------------------------------------------------------------------------------------

COL VP MID CAP VAL OPP, CL 2
2011                           868     $1.15  to  $1.13           $991          --     0.85%  to 1.80%  (9.35%)     to (10.21%)
2010                           204     $1.26  to  $1.26           $258          --     0.85%  to 1.80%  26.40%(7)   to  25.86%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

COL VP MID CAP VAL OPP, CL 3
2011                        74,820     $1.28  to  $0.97        $85,948          --     0.55%  to 1.45%  (8.99%)     to  (9.81%)
2010                        94,586     $1.40  to  $1.08       $120,176          --     0.55%  to 1.45%  21.84%      to  20.75%
2009                       218,176     $1.15  to  $0.89       $220,336          --     0.55%  to 1.45%  40.17%      to  38.91%
2008                       315,808     $0.82  to  $0.64       $227,282          --     0.55%  to 1.45% (45.41%)     to (45.90%)
2007                       243,624     $1.50  to  $1.19       $329,464       0.74%     0.55%  to 1.45%   9.75%      to   8.76%
-----------------------------------------------------------------------------------------------------------------------------

COL VP S&P 500, CL 3
2011                       134,954     $0.95  to  $1.17       $129,622          --     0.55%  to 1.80%   1.07%      to  (0.18%)
2010                       156,454     $0.94  to  $1.17       $148,693          --     0.55%  to 1.80%  14.08%      to  17.32%(7)
2009                       181,918     $0.83  to  $0.91       $151,756          --     0.55%  to 1.45%  25.31%      to  24.18%
2008                       200,311     $0.66  to  $0.73       $133,680       0.08%     0.55%  to 1.45% (37.44%)     to (38.00%)
2007                       248,360     $1.05  to  $1.18       $265,351       1.62%     0.55%  to 1.45%   4.44%      to   3.50%
-----------------------------------------------------------------------------------------------------------------------------

COL VP SELECT LG CAP VAL, CL 2
2011                           629     $1.17  to  $1.16           $735          --     0.85%  to 1.80%  (2.62%)     to  (3.54%)
2010                           157     $1.20  to  $1.20           $189          --     0.85%  to 1.80%  20.38%(7)   to  19.87%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------



 268    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                   ------------------------------------------------------
                        ----------------------------------------------                  EXPENSE RATIO
                           UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)      LOWEST TO HIGHEST       (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                        -----------------------------------------------------------------------------------------------------

COL VP SELECT LG CAP VAL, CL 3
2011                        21,869     $1.18  to  $0.97        $24,666          --     0.55%  to 1.45%  (2.23%)     to  (3.11%)
2010                        21,862     $1.21  to  $1.00        $25,347          --     0.55%  to 1.45%  19.86%      to  18.78%
2009                        13,447     $1.01  to  $0.84        $13,058          --     0.55%  to 1.45%  25.43%      to  24.31%
2008                        11,454     $0.81  to  $0.68         $8,932       0.08%     0.55%  to 1.45% (39.79%)     to (40.33%)
2007                        15,712     $1.34  to  $1.14        $20,661       1.37%     0.55%  to 1.45%  (1.01%)     to  (1.90%)
-----------------------------------------------------------------------------------------------------------------------------

COL VP SELECT SM CAP VAL, CL 2
2011                           514     $1.15  to  $1.14           $591          --     0.85%  to 1.80%  (9.46%)     to (10.32%)
2010                           121     $1.27  to  $1.27           $155          --     0.85%  to 1.80%  27.43%(7)   to  26.89%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

COL VP SELECT SM CAP VAL, CL 3
2011                        33,501     $1.66  to  $0.97        $50,871          --     0.55%  to 1.45%  (9.01%)     to  (9.83%)
2010                        39,284     $1.82  to  $1.08        $66,465          --     0.55%  to 1.45%  26.10%      to  24.97%
2009                        43,222     $1.44  to  $0.86        $59,043          --     0.55%  to 1.45%  39.05%      to  37.81%
2008                        51,553     $1.04  to  $0.63        $51,441          --     0.55%  to 1.45% (38.93%)     to (39.48%)
2007                        74,285     $1.70  to  $1.03       $122,452       0.16%     0.55%  to 1.45%  (4.71%)     to  (5.57%)
-----------------------------------------------------------------------------------------------------------------------------

COL VP SHORT DURATION, CL 2
2011                         4,406     $1.01  to  $0.99         $4,412       0.77%     0.85%  to 1.80%   0.37%      to  (0.58%)
2010                         1,944     $1.00  to  $1.00         $1,945          --     0.85%  to 1.80%   0.20%(7)   to  (0.23%)(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

COL VP SHORT DURATION, CL 3
2011                       204,130     $1.41  to  $1.08       $261,927       0.90%     0.55%  to 1.45%   0.83%      to  (0.08%)
2010                       251,534     $1.39  to  $1.08       $321,296       1.01%     0.55%  to 1.45%   2.44%      to   1.52%
2009                       275,349     $1.36  to  $1.07       $345,899       3.12%     0.55%  to 1.45%   4.95%      to   4.01%
2008                       306,948     $1.30  to  $1.02       $371,939       0.13%     0.55%  to 1.45%  (3.17%)     to  (4.04%)
2007                       272,626     $1.34  to  $1.07       $346,116       4.18%     0.55%  to 1.45%   4.74%      to   3.80%
-----------------------------------------------------------------------------------------------------------------------------

COL VP STRATEGIC INC, CL 2
2011                         6,521     $0.95  to  $0.94         $6,169          --     0.85%  to 1.80%   1.54%(9)   to   0.89%(9)
2010                            --        --         --             --          --        --        --     --              --
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

CS COMMODITY RETURN
2011                        99,283     $0.90  to  $0.89        $88,474       2.48%     0.55%  to 1.45% (13.13%)     to (13.91%)
2010                        98,350     $1.03  to  $1.04       $101,183       6.87%     0.55%  to 1.45%  16.02%      to  14.98%
2009                       100,553     $0.89  to  $0.90        $89,247      12.32%     0.55%  to 1.45%  18.82%      to  17.75%
2008                        78,360     $0.75  to  $0.77        $58,691       1.33%     0.55%  to 1.45% (34.09%)     to (34.69%)
2007                        45,930     $1.13  to  $1.17        $52,380       4.11%     0.55%  to 1.45%  16.68%      to  15.63%
-----------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL EQ, SERV
2011                         6,640     $0.89  to  $0.86         $5,853       1.92%     0.85%  to 1.45% (15.63%)     to (16.14%)
2010                         7,614     $1.06  to  $1.03         $7,969       1.50%     0.85%  to 1.45%   8.81%      to   8.16%
2009                         7,910     $0.97  to  $0.95         $7,624       3.77%     0.85%  to 1.45%  23.83%      to  23.09%
2008                         7,986     $0.78  to  $0.77         $6,229       1.30%     0.85%  to 1.45% (42.85%)     to (43.19%)
2007                         5,140     $1.37  to  $1.36         $7,027       1.08%     0.85%  to 1.45%  15.85%      to  15.15%
-----------------------------------------------------------------------------------------------------------------------------

EV VT FLOATING-RATE INC
2011                       214,407     $1.20  to  $1.14       $252,208       4.23%     0.55%  to 1.45%   1.99%      to   1.07%
2010                       214,175     $1.18  to  $1.13       $247,939       4.04%     0.55%  to 1.45%   8.52%      to   7.55%
2009                       828,278     $1.08  to  $1.05       $884,459       4.79%     0.55%  to 1.45%  43.52%      to  42.23%
2008                       581,542     $0.76  to  $0.74       $434,439       5.74%     0.55%  to 1.45% (27.54%)     to (28.19%)
2007                       469,434     $1.04  to  $1.03       $485,908       6.25%     0.55%  to 1.45%   1.08%      to   0.16%
-----------------------------------------------------------------------------------------------------------------------------



                                         RIVERSOURCE VARIABLE ACCOUNT 10    269

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                   ------------------------------------------------------
                        ----------------------------------------------                  EXPENSE RATIO
                           UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)      LOWEST TO HIGHEST       (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                        -----------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL 2
2011                       414,278     $1.04  to  $1.15       $431,773       0.75%     0.55%  to 1.80%  (3.32%)     to  (4.51%)
2010                       474,193     $1.08  to  $1.20       $512,183       0.82%     0.55%  to 1.80%  16.29%      to  19.27%(7)
2009                       841,696     $0.93  to  $0.95       $791,182       0.94%     0.55%  to 1.45%  34.73%      to  33.52%
2008                     1,455,857     $0.69  to  $0.71     $1,023,890       0.96%     0.55%  to 1.45% (43.01%)     to (43.52%)
2007                     1,018,249     $1.21  to  $1.27     $1,258,736       0.89%     0.55%  to 1.45%  16.66%      to  15.61%
-----------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL
2011                        52,169     $1.10  to  $1.05        $55,469       1.52%     0.55%  to 0.95%   1.02%      to   0.62%
2010                        69,940     $1.09  to  $1.04        $73,762       0.56%     0.55%  to 0.95%  14.03%      to  13.58%
2009                        91,710     $0.95  to  $0.91        $85,042       0.95%     0.55%  to 0.95%  26.46%      to  25.96%
2008                       114,759     $0.75  to  $0.73        $84,337       0.96%     0.55%  to 0.95% (42.09%)     to (42.33%)
2007                       154,280     $1.30  to  $1.26       $196,235       1.66%     0.55%  to 0.95%  11.38%      to  10.94%
-----------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL 2
2011                       115,744     $1.19  to  $1.16       $134,697       1.47%     0.55%  to 1.20%   0.81%      to   0.15%
2010                       139,138     $1.18  to  $1.16       $160,712       0.45%     0.55%  to 1.20%  13.92%      to  13.18%
2009                       168,181     $1.04  to  $1.02       $171,003       0.83%     0.55%  to 1.20%  26.32%      to  25.50%
2008                       209,939     $0.82  to  $0.81       $169,597       0.85%     0.55%  to 1.20% (42.22%)     to (42.59%)
2007                       278,465     $1.42  to  $1.42       $390,431       1.39%     0.55%  to 1.20%  11.24%      to  10.52%
-----------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL
2011                        36,566     $3.50  to  $3.33       $124,443       0.13%     0.55%  to 0.95% (11.21%)     to (11.56%)
2010                        49,947     $3.94  to  $3.77       $191,576       0.24%     0.55%  to 0.95%  28.00%      to  27.49%
2009                        68,537     $3.08  to  $2.95       $205,621       0.57%     0.55%  to 0.95%  39.25%      to  38.69%
2008                        85,755     $2.21  to  $2.13       $185,298       0.35%     0.55%  to 0.95% (39.84%)     to (40.08%)
2007                       109,849     $3.68  to  $3.56       $395,275       0.72%     0.55%  to 0.95%  14.85%      to  14.39%
-----------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2011                       279,201     $2.26  to  $1.08       $527,033       0.02%     0.55%  to 1.80% (11.34%)     to (12.44%)
2010                       328,665     $2.55  to  $1.24       $708,606       0.09%     0.55%  to 1.80%  27.86%      to  23.03%(7)
2009                       705,682     $1.99  to  $1.01     $1,036,331       0.43%     0.55%  to 1.45%  38.98%      to  37.74%
2008                       913,300     $1.43  to  $0.74       $965,638       0.25%     0.55%  to 1.45% (39.94%)     to (40.48%)
2007                       738,939     $2.39  to  $1.24     $1,459,930       0.49%     0.55%  to 1.45%  14.70%      to  13.67%
-----------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL
2011                        20,618     $1.03  to  $0.98        $20,772       1.10%     0.55%  to 0.95% (17.68%)     to (18.01%)
2010                        29,438     $1.26  to  $1.20        $36,025       1.18%     0.55%  to 0.95%  12.37%      to  11.93%
2009                        39,541     $1.12  to  $1.07        $43,185       1.97%     0.55%  to 0.95%  25.74%      to  25.24%
2008                        50,013     $0.89  to  $0.86        $43,461       2.20%     0.55%  to 0.95% (44.17%)     to (44.40%)
2007                        66,055     $1.59  to  $1.54       $103,079       3.12%     0.55%  to 0.95%  16.56%      to  16.09%
-----------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL 2
2011                        73,793     $1.25  to  $0.83        $84,069       1.07%     0.55%  to 1.45% (17.79%)     to (18.53%)
2010                        87,539     $1.52  to  $1.02       $122,216       1.12%     0.55%  to 1.45%  12.21%      to  11.21%
2009                       103,180     $1.35  to  $0.92       $129,326       1.88%     0.55%  to 1.45%  25.53%      to  24.40%
2008                       123,289     $1.08  to  $0.74       $125,026       2.18%     0.55%  to 1.45% (44.27%)     to (44.77%)
2007                       146,997     $1.93  to  $1.34       $272,379       2.91%     0.55%  to 1.45%  16.41%      to  15.36%
-----------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST, CL 2
2011                        92,121     $1.97  to  $0.69       $141,422       7.84%     0.55%  to 1.45%  (6.17%)     to  (7.01%)
2010                       103,135     $2.10  to  $0.74       $172,609       2.86%     0.55%  to 1.45%  20.31%      to  19.23%
2009                       119,954     $1.75  to  $0.62       $170,847      12.90%     0.55%  to 1.45%  18.43%      to  17.37%
2008                       143,021     $1.48  to  $0.53       $177,416       1.02%     0.55%  to 1.45% (42.71%)     to (43.22%)
2007                       204,660     $2.58  to  $0.94       $456,336       2.45%     0.55%  to 1.45% (21.30%)     to (22.01%)
-----------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2011                        78,144     $2.52  to  $1.23       $153,562       0.71%     0.55%  to 1.80%  (4.29%)     to  (5.47%)
2010                        91,828     $2.64  to  $1.30       $193,362       0.75%     0.55%  to 1.80%  27.52%      to  29.36%(7)
2009                       108,899     $2.07  to  $0.88       $183,264       1.66%     0.55%  to 1.45%  28.45%      to  27.30%
2008                       128,040     $1.61  to  $0.69       $173,195       1.15%     0.55%  to 1.45% (33.38%)     to (33.98%)
2007                       157,429     $2.42  to  $1.05       $329,244       0.65%     0.55%  to 1.45%  (2.92%)     to  (3.79%)
-----------------------------------------------------------------------------------------------------------------------------



 270    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                   ------------------------------------------------------
                        ----------------------------------------------                  EXPENSE RATIO
                           UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)      LOWEST TO HIGHEST       (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                        -----------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2011                       119,594     $1.34  to  $1.08       $143,696       2.30%     0.55%  to 1.80%  (1.58%)     to  (2.81%)
2010                       141,032     $1.36  to  $1.12       $174,040       1.55%     0.55%  to 1.80%  10.58%      to  11.29%(7)
2009                       158,713     $1.23  to  $0.90       $178,999       1.91%     0.55%  to 1.45%  25.36%      to  24.23%
2008                       186,091     $0.98  to  $0.72       $169,267       2.85%     0.55%  to 1.45% (37.45%)     to (38.01%)
2007                       248,867     $1.57  to  $1.17       $367,471       1.44%     0.55%  to 1.45%   2.91%      to   1.98%
-----------------------------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
2011                        99,503     $2.67  to  $1.83       $248,014       0.70%     0.55%  to 1.20%  (6.89%)     to  (7.49%)
2010                       122,523     $2.86  to  $1.98       $328,204       0.65%     0.55%  to 1.20%  24.32%      to  23.51%
2009                       151,389     $2.30  to  $1.60       $326,736       1.73%     0.55%  to 1.20%  32.42%      to  31.56%
2008                       191,346     $1.74  to  $1.22       $312,184       0.90%     0.55%  to 1.20% (37.40%)     to (37.80%)
2007                       278,223     $2.78  to  $1.96       $726,483       0.70%     0.55%  to 1.20%   2.63%      to   1.97%
-----------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD SM CAP EQ, INST
2011                         4,520     $1.79  to  $1.70         $7,834       0.70%     0.55%  to 0.95%   0.12%      to  (0.27%)
2010                         6,309     $1.79  to  $1.71        $10,932       0.52%     0.55%  to 0.95%  29.40%      to  28.89%
2009                         7,754     $1.38  to  $1.32        $10,406       1.14%     0.55%  to 0.95%  26.97%      to  26.47%
2008                         9,648     $1.09  to  $1.05        $10,223       0.58%     0.55%  to 0.95% (34.38%)     to (34.65%)
2007                        13,830     $1.66  to  $1.60        $22,383       0.31%     0.55%  to 0.95% (16.94%)     to (17.28%)
-----------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S. EQ, INST
2011                       141,994     $1.01  to  $0.92       $140,631       1.62%     0.55%  to 1.45%   3.48%      to   2.55%
2010                       174,647     $0.98  to  $0.90       $167,514       1.40%     0.55%  to 1.45%  12.22%      to  11.22%
2009                       210,015     $0.87  to  $0.81       $180,207       1.98%     0.55%  to 1.45%  20.48%      to  19.40%
2008                       255,182     $0.72  to  $0.68       $182,460       1.39%     0.55%  to 1.45% (37.35%)     to (37.91%)
2007                       366,725     $1.15  to  $1.09       $420,471       0.94%     0.55%  to 1.45%  (2.17%)     to  (3.05%)
-----------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP APPR, SER I
2011                        18,270     $0.84  to  $0.80        $14,988       0.14%     0.55%  to 0.95%  (8.42%)     to  (8.78%)
2010                        24,186     $0.92  to  $0.88        $21,687       0.72%     0.55%  to 0.95%  14.86%      to  14.40%
2009                        32,041     $0.80  to  $0.77        $25,048       0.60%     0.55%  to 0.95%  20.41%      to  19.93%
2008                        41,116     $0.67  to  $0.64        $26,745       0.00%     0.55%  to 0.95% (42.81%)     to (43.04%)
2007                        57,018     $1.16  to  $1.13        $64,980       0.00%     0.55%  to 0.95%  11.40%      to  10.95%
-----------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP APPR, SER II
2011                        90,464     $0.90  to  $0.83        $79,835          --     0.55%  to 1.45%  (8.62%)     to  (9.44%)
2010                       106,211     $0.99  to  $0.91       $102,947       0.52%     0.55%  to 1.45%  14.57%      to  13.55%
2009                       122,706     $0.86  to  $0.80       $104,161       0.28%     0.55%  to 1.45%  20.06%      to  18.98%
2008                       139,781     $0.72  to  $0.68        $99,172       0.00%     0.55%  to 1.45% (42.94%)     to (43.45%)
2007                       165,546     $1.26  to  $1.19       $206,589       0.00%     0.55%  to 1.45%  11.12%      to  10.12%
-----------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP DEV, SER I
2011                        10,416     $1.72  to  $0.82        $17,086          --     0.55%  to 1.20%  (7.67%)     to (18.32%)(9)
2010                         9,737     $1.87  to  $1.78        $17,620          --     0.55%  to 0.95%  18.13%      to  17.66%
2009                        12,959     $1.58  to  $1.52        $19,894          --     0.55%  to 0.95%  41.59%      to  41.02%
2008                        16,730     $1.12  to  $1.07        $18,148          --     0.55%  to 0.95% (47.32%)     to (47.53%)
2007                        23,478     $2.12  to  $2.05        $48,483          --     0.55%  to 0.95%  10.23%      to   9.79%
-----------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP DEV, SER II
2011                        19,082     $1.31  to  $0.93        $23,048          --     0.55%  to 1.45%  (7.88%)     to  (8.70%)
2010                        23,414     $1.43  to  $1.02        $30,871          --     0.55%  to 1.45%  17.82%      to  16.77%
2009                        29,644     $1.21  to  $0.87        $33,384          --     0.55%  to 1.45%  41.21%      to  39.95%
2008                        36,124     $0.86  to  $0.62        $29,143          --     0.55%  to 1.45% (47.42%)     to (47.89%)
2007                        49,607     $1.63  to  $1.20        $76,866          --     0.55%  to 1.45%   9.94%      to   8.95%
-----------------------------------------------------------------------------------------------------------------------------

INVESCO VI CORE EQ, SER I
2011                        49,041     $1.97  to  $1.97        $97,973       0.94%     1.25%  to 1.25%  (1.30%)     to  (1.30%)
2010                        58,751     $2.00  to  $2.00       $118,804       0.94%     1.25%  to 1.25%   8.20%      to   8.20%
2009                        72,541     $1.85  to  $1.85       $135,402       1.74%     1.25%  to 1.25%  26.71%      to  26.71%
2008                        92,625     $1.46  to  $1.46       $136,522       1.92%     1.25%  to 1.25% (31.01%)     to (31.01%)
2007                       128,470     $2.11  to  $2.11       $273,531       0.92%     1.25%  to 1.25%   6.77%      to   6.77%
-----------------------------------------------------------------------------------------------------------------------------



                                         RIVERSOURCE VARIABLE ACCOUNT 10    271

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                   ------------------------------------------------------
                        ----------------------------------------------                  EXPENSE RATIO
                           UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)      LOWEST TO HIGHEST       (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                        -----------------------------------------------------------------------------------------------------

INVESCO VI DIV DIVD, SER I
2011                        14,025     $0.92  to  $0.92        $12,873          --     0.55%  to 1.20%  (8.03%)(9)  to  (8.43%)(9)
2010                            --        --         --             --          --        --        --     --              --
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

INVESCO VI DIV DIVD, SER II
2011                         7,398     $0.92  to  $0.91         $6,773          --     0.85%  to 1.45%  (8.36%)(9)  to  (8.73%)(9)
2010                            --        --         --             --          --        --        --     --              --
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

INVESCO VI GLOBAL HLTH, SER II
2011                        21,100     $1.10  to  $1.11        $23,253          --     0.55%  to 1.45%   3.16%      to   2.23%
2010                        20,785     $1.07  to  $1.08        $22,251          --     0.55%  to 1.45%   4.43%      to   3.49%
2009                        22,760     $1.02  to  $1.05        $23,381       0.13%     0.55%  to 1.45%  26.69%      to  25.56%
2008                        21,604     $0.81  to  $0.83        $17,564          --     0.55%  to 1.45% (29.17%)     to (29.81%)
2007                        16,065     $1.14  to  $1.19        $18,500          --     0.55%  to 1.45%  10.90%      to   9.90%
-----------------------------------------------------------------------------------------------------------------------------

INVESCO VI INTL GRO, SER II
2011                        78,213     $1.30  to  $1.10        $96,505       1.20%     0.55%  to 1.45%  (7.50%)     to  (8.33%)
2010                        90,302     $1.40  to  $1.20       $121,171       0.57%     0.55%  to 1.45%  11.99%      to  10.99%
2009                       668,344     $1.25  to  $1.08       $767,971       1.54%     0.55%  to 1.45%  34.17%      to  32.97%
2008                       537,767     $0.93  to  $0.81       $461,509       0.72%     0.55%  to 1.45% (40.87%)     to (41.40%)
2007                       234,064     $1.58  to  $1.39       $342,381       0.86%     0.55%  to 1.45%  13.82%      to  12.79%
-----------------------------------------------------------------------------------------------------------------------------

INVESCO VI TECH, SER I
2011                        32,296     $0.85  to  $0.94        $27,145       0.18%     0.55%  to 1.20%  (5.57%)     to  (6.18%)
2010                        37,411     $0.90  to  $1.00        $33,424          --     0.55%  to 1.20%  20.64%      to  19.86%
2009                        37,973     $0.75  to  $0.83        $28,223          --     0.55%  to 1.20%  56.53%      to  55.52%
2008                        32,201     $0.48  to  $0.53        $15,360          --     0.55%  to 1.20% (44.81%)     to (45.17%)
2007                        36,520     $0.86  to  $0.98        $31,644          --     0.55%  to 1.20%   7.11%      to   6.41%
-----------------------------------------------------------------------------------------------------------------------------

INVESCO VANK VI COMSTOCK, SER II
2011                       184,225     $1.22  to  $0.96       $213,630       1.37%     0.55%  to 1.45%  (2.64%)     to  (3.51%)
2010                       214,858     $1.26  to  $0.99       $257,010       0.22%     0.55%  to 1.45%  15.06%      to  14.03%
2009                       700,428     $1.09  to  $0.87       $681,301       4.57%     0.55%  to 1.45%  27.70%      to  26.56%
2008                       890,312     $0.85  to  $0.69       $681,107       2.13%     0.55%  to 1.45% (36.15%)     to (36.73%)
2007                       706,658     $1.34  to  $1.09       $869,865       1.54%     0.55%  to 1.45%  (2.87%)     to  (3.74%)
-----------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN ENTERPRISE, SERV
2011                        20,139     $0.72  to  $0.69        $14,127          --     0.55%  to 0.95%  (2.19%)     to  (2.58%)
2010                        25,642     $0.74  to  $0.71        $18,425          --     0.55%  to 0.95%  24.83%      to  24.34%
2009                        31,734     $0.59  to  $0.57        $18,312          --     0.55%  to 0.95%  43.65%      to  43.08%
2008                        38,478     $0.41  to  $0.40        $15,504       0.06%     0.55%  to 0.95% (44.17%)     to (44.39%)
2007                        45,767     $0.74  to  $0.72        $33,179       0.07%     0.55%  to 0.95%  21.07%      to  20.59%
-----------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL TECH, SERV
2011                        34,118     $0.51  to  $1.23        $17,445          --     0.55%  to 1.20%  (9.16%)     to  (9.75%)
2010                        43,886     $0.57  to  $1.36        $24,760          --     0.55%  to 1.20%  23.71%      to  22.91%
2009                        47,873     $0.46  to  $1.11        $21,824          --     0.55%  to 1.20%  56.04%      to  55.03%
2008                        41,022     $0.29  to  $0.71        $11,998       0.09%     0.55%  to 1.20% (44.28%)     to (44.64%)
2007                        49,169     $0.53  to  $1.29        $25,957       0.34%     0.55%  to 1.20%  21.03%      to  20.24%
-----------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN JANUS, SERV
2011                        64,496     $0.92  to  $1.08        $58,202       0.43%     0.55%  to 1.80%  (6.06%)     to  (7.23%)
2010                        85,313     $0.98  to  $1.17        $82,233       0.05%     0.55%  to 1.80%  13.63%      to  16.30%(7)
2009                     1,711,481     $0.86  to  $0.84     $1,454,728       0.38%     0.55%  to 1.45%  35.27%      to  34.06%
2008                     1,226,178     $0.63  to  $0.63       $773,445       0.64%     0.55%  to 1.45% (40.20%)     to (40.74%)
2007                       747,893     $1.06  to  $1.06       $791,866       0.66%     0.55%  to 1.45%   6.28%(5)   to   5.64%(5)
-----------------------------------------------------------------------------------------------------------------------------



 272    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                   ------------------------------------------------------
                        ----------------------------------------------                  EXPENSE RATIO
                           UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)      LOWEST TO HIGHEST       (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                        -----------------------------------------------------------------------------------------------------

JANUS ASPEN OVERSEAS, SERV
2011                        70,950     $1.23  to  $2.02        $85,783       0.38%     0.55%  to 1.20% (32.71%)     to (33.14%)
2010                        97,399     $1.82  to  $3.02       $175,076       0.53%     0.55%  to 1.20%  24.33%      to  23.53%
2009                       110,781     $1.47  to  $2.45       $160,461       0.41%     0.55%  to 1.20%  78.09%      to  76.94%
2008                       126,355     $0.82  to  $1.38       $103,231       1.14%     0.55%  to 1.20% (52.49%)     to (52.80%)
2007                       147,130     $1.73  to  $2.93       $252,914       0.45%     0.55%  to 1.20%  27.31%      to  26.48%
-----------------------------------------------------------------------------------------------------------------------------

LM CB VAR SM CAP GRO, CL I
2011                         7,457     $1.07  to  $1.03         $7,846          --     0.55%  to 1.45%   0.83%      to  (0.07%)
2010                         7,914     $1.06  to  $1.03         $8,290          --     0.55%  to 1.45%  24.49%      to  23.38%
2009                         8,674     $0.85  to  $0.83         $7,331          --     0.55%  to 1.45%  41.99%      to  40.72%
2008                         6,856     $0.60  to  $0.59         $4,098          --     0.55%  to 1.45% (41.03%)     to (41.56%)
2007                         3,951     $1.02  to  $1.01         $4,021          --     0.55%  to 1.45%   2.02%(4)   to   1.39%(4)
-----------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2011                        89,086     $0.76  to  $1.12        $70,257       0.26%     0.55%  to 1.45%  (0.18%)     to  (1.07%)
2010                       105,423     $0.76  to  $1.13        $82,960       0.29%     0.55%  to 1.45%  11.54%      to  10.54%
2009                       125,305     $0.68  to  $1.02        $88,112       0.42%     0.55%  to 1.45%  38.33%      to  37.09%
2008                       119,103     $0.49  to  $0.74        $60,178       0.30%     0.55%  to 1.45% (37.33%)     to (37.89%)
2007                       150,560     $0.79  to  $1.20       $120,724       0.09%     0.55%  to 1.45%  10.41%      to   9.42%
-----------------------------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2011                        47,312     $1.20  to  $1.34        $55,683          --     0.55%  to 1.20% (10.98%)     to (11.56%)
2010                        47,235     $1.35  to  $1.51        $62,698          --     0.55%  to 1.20%  35.20%      to  34.32%
2009                        53,217     $1.00  to  $1.12        $52,365          --     0.55%  to 1.20%  62.03%      to  60.98%
2008                        59,531     $0.62  to  $0.70        $36,303          --     0.55%  to 1.20% (39.85%)     to (40.24%)
2007                        80,673     $1.02  to  $1.17        $82,088          --     0.55%  to 1.20%   1.69%      to   1.02%
-----------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2011                       121,680     $2.23  to  $1.22       $241,229       3.03%     0.55%  to 1.80%   5.92%      to   4.61%
2010                       121,459     $2.11  to  $1.17       $229,995       3.10%     0.55%  to 1.80%  12.89%      to  15.70%(7)
2009                       139,628     $1.86  to  $1.25       $236,943       4.76%     0.55%  to 1.45%  32.14%      to  30.96%
2008                       163,177     $1.41  to  $0.95       $212,724       1.35%     0.55%  to 1.45% (38.15%)     to (38.71%)
2007                       181,259     $2.28  to  $1.56       $389,228       0.75%     0.55%  to 1.45%  26.85%      to  25.71%
-----------------------------------------------------------------------------------------------------------------------------

MS UIF GLOBAL REAL EST, CL II
2011                        61,296     $0.94  to  $0.94        $57,824       3.34%     0.55%  to 1.45% (10.64%)     to (11.44%)
2010                        69,097     $1.06  to  $1.07        $73,116       9.13%     0.55%  to 1.45%  21.65%      to  20.56%
2009                       299,590     $0.87  to  $0.88       $264,522       0.02%     0.55%  to 1.45%  40.64%      to  39.38%
2008                       382,715     $0.62  to  $0.63       $241,004       2.66%     0.55%  to 1.45% (44.65%)     to (45.15%)
2007                       179,034     $1.12  to  $1.16       $203,382       1.28%     0.55%  to 1.45%  (8.98%)     to  (9.80%)
-----------------------------------------------------------------------------------------------------------------------------

MS UIF MID CAP GRO, CL II
2011                        47,463     $1.21  to  $1.15        $58,189       0.24%     0.55%  to 1.80%  (7.68%)     to  (8.83%)
2010                        45,797     $1.31  to  $1.26        $60,967          --     0.55%  to 1.80%  31.54%      to  25.27%(7)
2009                        46,533     $1.00  to  $1.06        $47,117          --     0.55%  to 1.45%  56.51%      to  55.10%
2008                        44,920     $0.64  to  $0.68        $29,120       0.77%     0.55%  to 1.45% (47.11%)     to (47.58%)
2007                        38,593     $1.21  to  $1.30        $47,493          --     0.55%  to 1.45%  21.94%      to  20.84%
-----------------------------------------------------------------------------------------------------------------------------

NB AMT INTL, CL S
2011                        22,063     $0.81  to  $0.87        $18,306       6.16%     0.55%  to 1.45% (12.81%)     to (13.59%)
2010                        23,892     $0.93  to  $1.00        $22,804       1.80%     0.55%  to 1.45%  21.35%      to  20.26%
2009                       379,110     $0.76  to  $0.83       $309,505       3.73%     0.55%  to 1.45%  33.77%      to  32.57%
2008                       358,116     $0.57  to  $0.63       $218,422          --     0.55%  to 1.45% (46.73%)     to (47.21%)
2007                       273,245     $1.07  to  $1.19       $313,049       2.12%     0.55%  to 1.45%   2.64%      to   1.72%
-----------------------------------------------------------------------------------------------------------------------------

NB AMT SOC RESPONSIVE, CL S
2011                         3,129     $1.11  to  $1.13         $3,451       0.27%     0.85%  to 1.80%  (3.97%)     to  (4.87%)
2010                         3,027     $1.15  to  $1.18         $3,473       0.02%     0.85%  to 1.80%  21.72%      to  17.42%(7)
2009                         2,503     $0.95  to  $0.93         $2,360       2.09%     0.85%  to 1.45%  30.20%      to  29.42%
2008                         2,198     $0.73  to  $0.72         $1,594       1.94%     0.85%  to 1.45% (39.94%)     to (40.30%)
2007                         1,744     $1.21  to  $1.20         $2,109       0.03%     0.85%  to 1.45%   6.46%      to   5.82%
-----------------------------------------------------------------------------------------------------------------------------



                                         RIVERSOURCE VARIABLE ACCOUNT 10    273

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                   ------------------------------------------------------
                        ----------------------------------------------                  EXPENSE RATIO
                           UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)      LOWEST TO HIGHEST       (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                        -----------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA, SERV
2011                        70,702     $1.39  to  $1.06        $89,945       1.07%     0.55%  to 1.80%  (9.03%)     to (10.15%)
2010                        76,283     $1.53  to  $1.18       $107,678       1.23%     0.55%  to 1.80%  15.07%      to  17.77%(7)
2009                        82,309     $1.33  to  $0.98       $101,816       1.98%     0.55%  to 1.45%  38.59%      to  37.35%
2008                        93,206     $0.96  to  $0.72        $84,227       1.36%     0.55%  to 1.45% (40.66%)     to (41.19%)
2007                       117,627     $1.62  to  $1.22       $181,571       1.15%     0.55%  to 1.45%   5.50%      to   4.55%
-----------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL STRATEGIC INC VA, SRV
2011                       601,876     $1.45  to  $1.28       $836,908       2.91%     0.55%  to 1.45%   0.10%      to  (0.80%)
2010                       706,224     $1.45  to  $1.29       $985,348      13.38%     0.55%  to 1.45%  14.14%      to  13.12%
2009                     2,168,384     $1.27  to  $1.14     $2,606,149       0.23%     0.55%  to 1.45%  17.76%      to  16.70%
2008                     2,013,495     $1.08  to  $0.98     $2,075,960       4.44%     0.55%  to 1.45% (14.95%)     to (15.72%)
2007                     1,745,768     $1.27  to  $1.16     $2,131,138       2.47%     0.55%  to 1.45%   8.95%      to   7.97%
-----------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM MID CAP VA, SERV
2011                        48,318     $1.41  to  $1.17        $61,075       0.42%     0.55%  to 1.80%  (2.92%)     to  (4.12%)
2010                        58,250     $1.45  to  $1.22        $76,560       0.43%     0.55%  to 1.80%  22.38%      to  21.39%(7)
2009                        67,777     $1.18  to  $0.88        $73,523       0.65%     0.55%  to 1.45%  36.13%      to  34.91%
2008                        76,585     $0.87  to  $0.65        $61,768       0.29%     0.55%  to 1.45% (38.34%)     to (38.90%)
2007                        91,911     $1.41  to  $1.07       $121,816       0.15%     0.55%  to 1.45%  (1.94%)     to  (2.82%)
-----------------------------------------------------------------------------------------------------------------------------

OPPEN VAL VA, SERV
2011                         4,581     $0.92  to  $0.89         $4,172       0.90%     0.85%  to 1.45%  (5.29%)     to  (5.86%)
2010                         4,829     $0.97  to  $0.95         $4,653       0.91%     0.85%  to 1.45%  13.84%      to  13.15%
2009                         5,240     $0.85  to  $0.84         $4,443       0.18%     0.85%  to 1.45%  31.45%      to  30.66%
2008                         4,235     $0.65  to  $0.64         $2,737       0.63%     0.85%  to 1.45% (42.11%)     to (42.46%)
2007                         5,116     $1.12  to  $1.11         $5,723       0.65%     0.85%  to 1.45%   4.80%      to   4.17%
-----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET, ADVISOR CL
2011                       192,032     $1.29  to  $1.06       $245,929       7.56%     0.55%  to 1.80%   1.37%      to   0.11%
2010                       192,371     $1.27  to  $1.06       $244,031       4.92%     0.55%  to 1.80%  12.39%      to   6.05%(7)
2009                     1,054,508     $1.13  to  $1.13     $1,199,776       6.97%     0.55%  to 1.45%  20.76%      to  19.68%
2008                     1,091,785     $0.94  to  $0.94     $1,032,082       6.54%     0.55%  to 1.45% (16.37%)     to (17.12%)
2007                       754,096     $1.12  to  $1.14       $855,250       8.20%     0.55%  to 1.45%   7.59%      to   6.62%
-----------------------------------------------------------------------------------------------------------------------------

PUT VT GLOBAL HLTH CARE, CL IB
2011                        16,108     $1.15  to  $1.12        $18,079       3.52%     0.55%  to 1.20%  (1.72%)     to  (2.35%)
2010                        18,734     $1.17  to  $1.15        $21,455       1.99%     0.55%  to 1.20%   1.91%      to   1.25%
2009                        23,153     $1.15  to  $1.13        $26,091      11.63%     0.55%  to 1.20%  25.31%      to  24.50%
2008                        27,807     $0.92  to  $0.91        $25,092          --     0.55%  to 1.20% (17.52%)     to (18.06%)
2007                        35,962     $1.11  to  $1.11        $39,464       0.83%     0.55%  to 1.20%  (1.15%)     to  (1.79%)
-----------------------------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2011                        20,339     $1.11  to  $1.14        $22,088       3.38%     0.55%  to 1.20% (17.39%)     to (17.92%)
2010                        24,302     $1.34  to  $1.39        $32,041       3.67%     0.55%  to 1.20%   9.42%      to   8.71%
2009                        29,798     $1.23  to  $1.28        $36,019          --     0.55%  to 1.20%  23.95%      to  23.15%
2008                        37,947     $0.99  to  $1.04        $37,137       2.26%     0.55%  to 1.20% (44.26%)     to (44.62%)
2007                        53,770     $1.78  to  $1.87        $94,674       2.89%     0.55%  to 1.20%   7.77%      to   7.07%
-----------------------------------------------------------------------------------------------------------------------------

PUT VT MULTI-CAP GRO, CL IA
2011                        39,973     $1.37  to  $1.37        $55,415       0.41%     1.25%  to 1.25%  (6.06%)     to  (6.06%)
2010                        47,515     $1.46  to  $1.46        $70,085       0.60%     1.25%  to 1.25%  18.38%      to  18.38%
2009                        57,178     $1.24  to  $1.24        $71,207       0.70%     1.25%  to 1.25%  30.84%      to  30.84%
2008                        71,705     $0.94  to  $0.94        $68,211       0.32%     1.25%  to 1.25% (39.38%)     to (39.38%)
2007                        97,679     $1.56  to  $1.56       $153,100       0.18%     1.25%  to 1.25%   4.70%      to   4.70%
-----------------------------------------------------------------------------------------------------------------------------

PUT VT MULTI-CAP GRO, CL IB
2011                        24,077     $1.07  to  $1.06        $25,684       0.27%     0.55%  to 1.20%  (5.60%)     to  (6.21%)
2010                        29,434     $1.13  to  $1.13        $33,346          --     0.55%  to 1.20%  13.15%(8)   to  12.95%(8)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------



 274    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                   ------------------------------------------------------
                        ----------------------------------------------                  EXPENSE RATIO
                           UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)      LOWEST TO HIGHEST       (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                        -----------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP, INVEST CL
2011                        11,616     $3.54  to  $3.37        $39,841       2.08%     0.55%  to 0.95% (12.58%)     to (12.93%)
2010                        15,792     $4.05  to  $3.87        $62,060       1.74%     0.55%  to 0.95%  29.25%      to  28.73%
2009                        20,125     $3.13  to  $3.00        $61,288          --     0.55%  to 0.95%  57.18%      to  56.55%
2008                        24,388     $1.99  to  $1.92        $47,373       2.28%     0.55%  to 0.95% (43.58%)     to (43.81%)
2007                        33,734     $3.53  to  $3.41       $116,412       1.33%     0.55%  to 0.95%   3.41%      to   2.99%
-----------------------------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2011                        13,372     $2.29  to  $2.18        $29,752       1.66%     0.55%  to 0.95% (21.74%)     to (22.05%)
2010                        18,735     $2.93  to  $2.80        $53,358       3.79%     0.55%  to 0.95%  13.44%      to  12.99%
2009                        24,897     $2.58  to  $2.48        $62,620          --     0.55%  to 0.95%  44.55%      to  43.98%
2008                        31,931     $1.79  to  $1.72        $55,710       0.79%     0.55%  to 0.95% (43.97%)     to (44.19%)
2007                        47,482     $3.19  to  $3.08       $148,093       2.12%     0.55%  to 0.95%  (5.33%)     to  (5.71%)
-----------------------------------------------------------------------------------------------------------------------------

VP AGGR, CL 2
2011                       612,449     $1.08  to  $1.11       $659,813          --     0.55%  to 1.80%  (3.63%)     to  (4.82%)
2010                       186,004     $1.12  to  $1.16       $208,702          --     0.55%  to 1.80%  13.63%(6)   to  16.17%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

VP AGGR, CL 4
2011                     1,479,264     $1.09  to  $1.07     $1,596,561          --     0.55%  to 1.45%  (3.45%)     to  (4.32%)
2010                     1,623,318     $1.12  to  $1.12     $1,821,118          --     0.55%  to 1.45%  13.63%(6)   to  12.96%(6)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

VP AC DIV BOND, CL 2
2011                         2,104     $1.07  to  $1.05         $2,233       0.96%     0.85%  to 1.80%   6.20%      to   5.20%
2010                           749     $1.00  to  $1.00           $752          --     0.85%  to 1.80%   0.29%(7)   to  (0.14%)(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

VP AC GRO, CL 2
2011                           374     $1.19  to  $1.17           $443          --     0.85%  to 1.80%  (1.72%)     to  (2.65%)
2010                           150     $1.21  to  $1.21           $181          --     0.85%  to 1.80%  21.02%(7)   to  20.50%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

VP COL WANGER INTL EQ, CL 2
2011                         3,358     $1.03  to  $1.02         $3,463       2.18%     0.85%  to 1.80% (14.49%)     to (15.29%)
2010                         1,007     $1.21  to  $1.20         $1,218       0.46%     0.85%  to 1.80%  20.96%(7)   to  20.45%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

VP COL WANGER US EQ, CL 2
2011                         2,115     $1.22  to  $1.20         $2,571          --     0.85%  to 1.80%  (5.86%)     to  (6.75%)
2010                           534     $1.29  to  $1.29           $689          --     0.85%  to 1.80%  29.16%(7)   to  28.60%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

VP CONSERV, CL 2
2011                       593,897     $1.08  to  $1.06       $634,319          --     0.55%  to 1.80%   2.67%      to   1.40%
2010                       176,204     $1.05  to  $1.05       $184,094          --     0.55%  to 1.80%   5.56%(6)   to   4.56%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------



                                         RIVERSOURCE VARIABLE ACCOUNT 10    275

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                   ------------------------------------------------------
                        ----------------------------------------------                  EXPENSE RATIO
                           UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)      LOWEST TO HIGHEST       (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                        -----------------------------------------------------------------------------------------------------

VP CONSERV, CL 4
2011                     1,512,637     $1.08  to  $1.06     $1,616,062          --     0.55%  to 1.45%   2.67%      to   1.75%
2010                     1,349,528     $1.05  to  $1.04     $1,409,946          --     0.55%  to 1.45%   5.56%(6)   to   4.94%(6)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

VP DAVIS NY VENTURE, CL 2
2011                         1,118     $1.11  to  $1.10         $1,240          --     0.85%  to 1.80%  (4.42%)     to  (5.31%)
2010                           387     $1.16  to  $1.16           $451          --     0.85%  to 1.80%  16.40%(7)   to  15.90%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

VP DAVIS NY VENTURE, CL 3
2011                        49,565     $0.96  to  $0.93        $46,968          --     0.55%  to 1.45%  (4.03%)     to  (4.89%)
2010                        63,234     $1.00  to  $0.98        $62,574          --     0.55%  to 1.45%  10.91%      to   9.92%
2009                     1,684,963     $0.90  to  $0.89     $1,518,919          --     0.55%  to 1.45%  30.61%      to  29.44%
2008                       917,373     $0.69  to  $0.69       $634,861       0.03%     0.55%  to 1.45% (38.92%)     to (39.47%)
2007                       533,475     $1.13  to  $1.14       $606,201       1.01%     0.55%  to 1.45%   3.27%      to   2.34%
-----------------------------------------------------------------------------------------------------------------------------

VP DFA INTL VAL, CL 2
2011                         1,689     $0.94  to  $0.93         $1,585       1.97%     0.85%  to 1.80% (20.23%)     to (20.99%)
2010                           426     $1.18  to  $1.18           $503       2.09%     0.85%  to 1.80%  18.02%(7)   to  17.51%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

VP EV FLOATING RATE INC, CL 2
2011                         7,348     $1.06  to  $1.04         $7,735       2.06%     0.85%  to 1.80%   1.07%      to   0.11%
2010                         1,565     $1.05  to  $1.04         $1,646          --     0.85%  to 1.80%   4.62%(7)   to   4.17%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

VP GS MID CAP VAL, CL 2
2011                         1,692     $1.14  to  $1.13         $1,924          --     0.85%  to 1.80%  (7.32%)     to  (8.19%)
2010                           409     $1.23  to  $1.23           $504          --     0.85%  to 1.80%  23.09%(7)   to  22.56%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

VP GS MID CAP VAL, CL 3
2011                        10,544     $1.32  to  $1.07        $13,013          --     0.55%  to 1.45%  (6.95%)     to  (7.79%)
2010                        10,676     $1.42  to  $1.16        $14,315          --     0.55%  to 1.45%  21.20%      to  20.11%
2009                        11,506     $1.17  to  $0.97        $12,879          --     0.55%  to 1.45%  35.88%      to  34.66%
2008                        13,413     $0.86  to  $0.72        $11,161          --     0.55%  to 1.45% (37.03%)     to (37.60%)
2007                        18,855     $1.37  to  $1.15        $25,327       1.03%     0.55%  to 1.45%   5.45%      to   4.50%
-----------------------------------------------------------------------------------------------------------------------------

VP INVESCO INTL GRO, CL 2
2011                         1,594     $1.07  to  $1.06         $1,701       1.61%     0.85%  to 1.80%  (7.90%)     to  (8.77%)
2010                           350     $1.16  to  $1.16           $407       0.64%     0.85%  to 1.80%  16.27%(7)   to  15.78%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

VP JPM CORE BOND, CL 2
2011                         2,823     $1.06  to  $1.05         $2,996       0.96%     0.85%  to 1.80%   5.86%      to   4.87%
2010                         1,132     $1.01  to  $1.00         $1,138          --     0.85%  to 1.80%   0.59%(7)   to   0.16%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------



 276    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                   ------------------------------------------------------
                        ----------------------------------------------                  EXPENSE RATIO
                           UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)      LOWEST TO HIGHEST       (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                        -----------------------------------------------------------------------------------------------------

VP JENNISON MID CAP GRO, CL 2
2011                           738     $1.20  to  $1.19           $885          --     0.85%  to 1.80%   1.00%      to   0.04%
2010                           270     $1.19  to  $1.19           $322          --     0.85%  to 1.80%  19.06%(7)   to  18.55%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

VP MARSICO GRO, CL 2
2011                         1,490     $1.20  to  $1.18         $1,778          --     0.85%  to 1.80%  (3.31%)     to  (4.22%)
2010                           208     $1.24  to  $1.23           $257          --     0.85%  to 1.80%  23.91%(7)   to  23.38%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

VP MFS VAL, CL 2
2011                         1,177     $1.14  to  $1.13         $1,341          --     0.85%  to 1.80%  (1.12%)     to  (2.05%)
2010                           254     $1.16  to  $1.15           $294          --     0.85%  to 1.80%  15.65%(7)   to  15.15%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

VP MOD, CL 2
2011                     4,072,928     $1.09  to  $1.09     $4,423,893          --     0.55%  to 1.80%  (0.28%)     to  (1.51%)
2010                     1,584,363     $1.10  to  $1.10     $1,732,993          --     0.55%  to 1.80%   9.82%(6)   to  10.43%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

VP MOD, CL 4
2011                     9,718,867     $1.09  to  $1.08    $10,569,864          --     0.55%  to 1.45%  (0.19%)     to  (1.08%)
2010                    10,566,949     $1.10  to  $1.09    $11,557,839          --     0.55%  to 1.45%   9.82%(6)   to   9.17%(6)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

VP MOD AGGR, CL 2
2011                     2,443,394     $1.09  to  $1.10     $2,654,302          --     0.55%  to 1.80%  (1.97%)     to  (3.18%)
2010                       891,747     $1.11  to  $1.13       $991,528          --     0.55%  to 1.80%  11.61%(6)   to  13.26%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

VP MOD AGGR, CL 4
2011                     5,802,273     $1.09  to  $1.08     $6,313,026          --     0.55%  to 1.45%  (1.88%)     to  (2.76%)
2010                     6,431,039     $1.12  to  $1.11     $7,156,739          --     0.55%  to 1.45%  11.71%(6)   to  11.05%(6)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

VP MOD CONSERV, CL 2
2011                     1,249,525     $1.09  to  $1.07     $1,348,503          --     0.55%  to 1.80%   1.30%      to   0.05%
2010                       486,156     $1.07  to  $1.07       $520,096          --     0.55%  to 1.80%   7.42%(6)   to   7.37%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

VP MOD CONSERV, CL 4
2011                     3,079,882     $1.09  to  $1.07     $3,330,281          --     0.55%  to 1.45%   1.39%      to   0.48%
2010                     3,111,865     $1.07  to  $1.07     $3,332,020          --     0.55%  to 1.45%   7.52%(6)   to   6.89%(6)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------



                                         RIVERSOURCE VARIABLE ACCOUNT 10    277

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                   ------------------------------------------------------
                        ----------------------------------------------                  EXPENSE RATIO
                           UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)      LOWEST TO HIGHEST       (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                        -----------------------------------------------------------------------------------------------------

VP MS GLOBAL REAL EST, CL 2
2011                         2,625     $1.07  to  $1.06         $2,804       4.39%     0.85%  to 1.80% (10.38%)     to (11.23%)
2010                           702     $1.20  to  $1.19           $840          --     0.85%  to 1.80%  19.64%(7)   to  19.13%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

VP NFJ DIVD VAL, CL 2
2011                         1,199     $1.20  to  $1.19         $1,437          --     0.85%  to 1.80%   2.42%      to   1.46%
2010                           143     $1.17  to  $1.17           $168          --     0.85%  to 1.80%  17.49%(7)   to  16.99%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

VP NUVEEN WINSLOW LG CAP GRO, CL 2
2011                           450     $1.22  to  $1.20           $547          --     0.85%  to 1.80%  (1.19%)     to  (2.12%)
2010                            28     $1.23  to  $1.23            $34          --     0.85%  to 1.80%  23.31%(7)   to  22.78%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

VP PTNRS SM CAP GRO, CL 2
2011                           466     $1.27  to  $1.25           $591          --     0.85%  to 1.80%  (1.43%)     to  (2.36%)
2010                            93     $1.29  to  $1.29           $120          --     0.85%  to 1.80%  29.05%(7)   to  28.50%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

VP PTNRS SM CAP VAL, CL 2
2011                           603     $1.17  to  $1.15           $702          --     0.85%  to 1.80%  (5.33%)     to  (6.22%)
2010                           368     $1.23  to  $1.23           $453          --     0.85%  to 1.80%  23.21%(7)   to  22.68%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

VP PTNRS SM CAP VAL, CL 3
2011                        86,378     $1.98  to  $1.10       $151,348          --     0.55%  to 1.45%  (4.98%)     to  (5.83%)
2010                       106,425     $2.08  to  $1.17       $197,266          --     0.55%  to 1.45%  23.75%      to  22.64%
2009                       942,973     $1.68  to  $0.95     $1,090,106          --     0.55%  to 1.45%  35.80%      to  34.59%
2008                       856,114     $1.24  to  $0.71       $751,584       0.10%     0.55%  to 1.45% (31.95%)     to (32.56%)
2007                       617,370     $1.82  to  $1.05       $846,375       0.89%     0.55%  to 1.45%  (5.42%)     to  (6.27%)
-----------------------------------------------------------------------------------------------------------------------------

VP PIMCO MORTGAGE BACKED SEC, CL 2
2011                         1,378     $1.05  to  $1.03         $1,436       0.65%     0.85%  to 1.80%   4.32%      to   3.34%
2010                           446     $1.00  to  $1.00           $447          --     0.85%  to 1.80%   0.20%(7)   to  (0.23%)(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

VP PYRAMIS INTL EQ, CL 2
2011                           564     $1.01  to  $1.00           $569       2.21%     0.85%  to 1.80% (13.60%)     to (14.42%)
2010                            66     $1.17  to  $1.17            $78       1.90%     0.85%  to 1.80%  17.10%(7)   to  16.60%(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------

VP WF SHORT DURATION GOVT, CL 2
2011                           807     $1.02  to  $1.00           $818       0.73%     0.85%  to 1.80%   1.33%      to   0.38%
2010                           401     $1.00  to  $1.00           $402          --     0.85%  to 1.80%   0.41%(7)   to  (0.02%)(7)
2009                            --        --         --             --          --        --        --     --              --
2008                            --        --         --             --          --        --        --     --              --
2007                            --        --         --             --          --        --        --     --              --
-----------------------------------------------------------------------------------------------------------------------------



 278    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                   ------------------------------------------------------
                        ----------------------------------------------                  EXPENSE RATIO
                           UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)      LOWEST TO HIGHEST       (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                        -----------------------------------------------------------------------------------------------------

WANGER INTL
2011                       167,899     $2.27  to  $1.16       $323,958       4.78%     0.55%  to 1.45% (15.09%)     to (15.85%)
2010                       199,414     $2.67  to  $1.38       $458,489       1.70%     0.55%  to 1.45%  24.23%      to  23.12%
2009                       578,944     $2.15  to  $1.12       $893,102       3.70%     0.55%  to 1.45%  48.96%      to  47.63%
2008                       486,121     $1.44  to  $0.76       $546,084       0.96%     0.55%  to 1.45% (45.90%)     to (46.39%)
2007                       416,770     $2.67  to  $1.42       $970,137       0.84%     0.55%  to 1.45%  15.67%      to  14.63%
-----------------------------------------------------------------------------------------------------------------------------

WANGER USA
2011                       200,494     $2.01  to  $1.08       $349,684          --     0.55%  to 1.45%  (4.02%)     to  (4.88%)
2010                       240,629     $2.09  to  $1.13       $441,908          --     0.55%  to 1.45%  22.68%      to  21.58%
2009                       573,990     $1.71  to  $0.93       $745,596          --     0.55%  to 1.45%  41.45%      to  40.18%
2008                       572,582     $1.21  to  $0.67       $550,276          --     0.55%  to 1.45% (40.02%)     to (40.56%)
2007                       565,037     $2.01  to  $1.12       $973,831          --     0.55%  to 1.45%   4.81%      to   3.86%
-----------------------------------------------------------------------------------------------------------------------------

WF ADV VT INDEX ASSET ALLOC, CL 2
2011                        23,246     $1.34  to  $1.32        $30,454       2.98%     0.55%  to 1.20%   5.90%      to   5.22%
2010                        29,127     $1.26  to  $1.26        $36,093       1.75%     0.55%  to 1.20%  12.67%      to  11.94%
2009                        37,522     $1.12  to  $1.12        $41,324       2.02%     0.55%  to 1.20%  14.82%      to  14.08%
2008                        49,869     $0.98  to  $0.98        $47,943       2.38%     0.55%  to 1.20% (29.50%)     to (29.96%)
2007                        72,214     $1.38  to  $1.40        $98,669       2.24%     0.55%  to 1.20%   7.00%      to   6.31%
-----------------------------------------------------------------------------------------------------------------------------

WF ADV VT INTL EQ, CL 2
2011                        48,128     $1.23  to  $0.85        $53,181       0.11%     0.55%  to 1.45% (13.39%)     to (14.16%)
2010                        57,745     $1.43  to  $1.00        $74,526       1.67%     0.55%  to 1.45%  15.86%      to  14.83%
2009                       775,672     $1.23  to  $0.87       $752,302       0.46%     0.55%  to 1.45%  14.84%      to  13.81%
2008                        36,966     $1.07  to  $0.76        $36,330          --     0.55%  to 1.45% (41.92%)     to (42.44%)
2007                        46,006     $1.84  to  $1.32        $79,458       2.23%     0.55%  to 1.45%  14.09%      to  13.07%
-----------------------------------------------------------------------------------------------------------------------------

WF ADV VT OPP, CL 2
2011                        54,722     $1.48  to  $1.14        $74,879       0.11%     0.55%  to 1.80%  (6.04%)     to  (7.21%)
2010                        34,393     $1.57  to  $1.23        $51,585       0.76%     0.55%  to 1.80%  23.08%      to  22.05%(7)
2009                        38,816     $1.28  to  $1.00        $47,589          --     0.55%  to 1.45%  46.93%      to  45.61%
2008                        45,514     $0.87  to  $0.69        $38,279       1.90%     0.55%  to 1.45% (40.43%)     to (40.96%)
2007                        60,060     $1.46  to  $1.17        $85,505       0.59%     0.55%  to 1.45%   6.05%      to   5.09%
-----------------------------------------------------------------------------------------------------------------------------

WF ADV VT SM CAP GRO, CL 2
2011                        51,889     $1.43  to  $1.19        $71,998          --     0.55%  to 1.80%  (5.12%)     to  (6.29%)
2010                        68,151     $1.51  to  $1.27       $100,081          --     0.55%  to 1.80%  26.08%      to  26.74%(7)
2009                        72,341     $1.20  to  $1.11        $84,640          --     0.55%  to 1.45%  51.81%      to  50.45%
2008                        65,403     $0.79  to  $0.74        $50,668          --     0.55%  to 1.45% (41.74%)     to (42.27%)
2007                        75,619     $1.35  to  $1.28       $100,984          --     0.55%  to 1.45%  13.18%      to  12.16%
-----------------------------------------------------------------------------------------------------------------------------





(1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.



(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.



(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.



(4)    New subaccount operations commenced on April 27, 2007.





(5)    New subaccount operations commenced on May 1, 2007.





(6)    New subaccount operations commenced on May 7, 2010.





(7)    New subaccount operations commenced on July 19, 2010.





(8)    New subaccount operations commenced on Sept. 24, 2010.





(9)    New subaccount operations commenced on April 29, 2011.



                                         RIVERSOURCE VARIABLE ACCOUNT 10    279

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
RIVERSOURCE LIFE INSURANCE COMPANY:

We have audited the accompanying consolidated balance sheet of RiverSource Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2011 and the related consolidated statements of income, shareholder's equity, and cash flows for the year ended December 31, 2011. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Company at December 31, 2011, and the results of its operations and its cash flows for the year ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America.

                                             /s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

February 24, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheet of RiverSource Life Insurance Company, (a wholly owned subsidiary of Ameriprise Financial, Inc.) (the Company) as of December 31, 2010, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the two years in the period ended December 31, 2010. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of RiverSource Life Insurance Company at December 31, 2010, and the consolidated results of its operations and its cash flows for each of the two years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the consolidated financial statements, in 2009 the Company adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 23, 2011

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE AMOUNTS)


DECEMBER 31,                                                               2011          2010

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2011, $24,398;
  2010, $24,818)                                                         $ 26,577      $ 26,442
  Common stocks, at fair value (cost: 2011, $1; 2010, $1)                       2             2
Commercial mortgage loans, at cost (less allowance for loan losses:
2011, $32; 2010, $36)                                                       2,473         2,470
Policy loans                                                                  739           729
Other investments                                                             730           496
-------------------------------------------------------------------------------------------------
    Total investments                                                      30,521        30,139
Cash and cash equivalents                                                     828            76
Restricted cash                                                                26            66
Reinsurance recoverables                                                    1,953         1,829
Other receivables                                                             162           166
Accrued investment income                                                     307           309
Deferred acquisition costs                                                  4,367         4,578
Deferred sales inducement costs                                               464           545
Other assets                                                                3,578         1,123
Separate account assets                                                    63,174        63,795
-------------------------------------------------------------------------------------------------
Total assets                                                             $105,380      $102,626
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                   $ 31,182      $ 29,680
Policy claims and other policyholders' funds                                  121           134
Deferred income taxes, net                                                    620           514
Borrowings under repurchase agreements                                        504           397
Line of credit with Ameriprise Financial, Inc.                                300             3
Other liabilities                                                           3,607         1,555
Separate account liabilities                                               63,174        63,795
-------------------------------------------------------------------------------------------------
Total liabilities                                                          99,508        96,078
-------------------------------------------------------------------------------------------------
Shareholder's equity:
Common stock, $30 par value; 100,000 shares authorized, issued and
outstanding                                                                     3             3
Additional paid-in capital                                                  2,461         2,460
Retained earnings                                                           2,589         3,410
Accumulated other comprehensive income, net of tax                            819           675
-------------------------------------------------------------------------------------------------
Total shareholder's equity                                                  5,872         6,548
-------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                               $105,380      $102,626
=================================================================================================



See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2011          2010          2009

REVENUES
Premiums                                                          $  493        $  489        $  450
Net investment income                                              1,593         1,629         1,526
Policy and contract charges                                        1,540         1,389         1,156
Other revenues                                                       303           272           233
Net realized investment gains                                          5            16            59
-------------------------------------------------------------------------------------------------------
    Total revenues                                                 3,934         3,795         3,424
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                     950         1,203           841
Interest credited to fixed accounts                                  853           909           903
Amortization of deferred acquisition costs                           539            53           145
Other insurance and operating expenses                               645           582           550
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                    2,987         2,747         2,439
-------------------------------------------------------------------------------------------------------
Pretax income                                                        947         1,048           985
Income tax provision                                                 168           252           245
-------------------------------------------------------------------------------------------------------
Net income                                                        $  779        $  796        $  740
=======================================================================================================

Supplemental Disclosures:
Net realized investment gains:
  Net realized investment gains before impairment losses on
  securities                                                      $   29        $   44        $  121
-------------------------------------------------------------------------------------------------------
  Total other-than-temporary impairment losses on securities         (47)          (22)          (53)
  Portion of gain (loss) recognized in other comprehensive
  income                                                              23            (6)           (9)
-------------------------------------------------------------------------------------------------------
  Net impairment losses recognized in net realized investment
  gains                                                              (24)          (28)          (62)
-------------------------------------------------------------------------------------------------------
Net realized investment gains                                     $    5        $   16        $   59
=======================================================================================================



See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2011          2010          2009

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                        $   779       $   796      $    740
Adjustments to reconcile net income to net cash provided by
(used in) operating activities:
  Depreciation, amortization and accretion, net                       (73)          (79)          (68)
  Deferred income tax expense (benefit)                                28           416           (81)
  Contractholder and policyholder charges, non-cash                  (264)         (259)         (259)
  Net realized investment gains                                       (26)          (46)         (135)
  Other-than-temporary impairments and provision for loan
  losses recognized in net realized investment gains                   21            29            76
Change in operating assets and liabilities:
  Deferred acquisition costs                                          120          (406)         (412)
  Deferred sales inducement costs                                      72           (38)          (73)
  Equity method investments                                            33            29           136
  Future policy benefits for traditional life, disability
  income and long term care insurance                                 253           302           282
  Policy claims and other policyholders' funds                        (13)           11           (49)
  Reinsurance recoverables                                           (127)         (143)          (96)
  Other receivables                                                    25           (53)           (5)
  Accrued investment income                                             2            (6)          (64)
  Derivatives collateral, net                                         649            55        (1,928)
  Other assets and liabilities, net                                   189           271           684
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities                 1,668           879        (1,252)
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                                 664         1,268         5,215
  Maturities, sinking fund payments and calls                       3,200         3,719         3,486
  Purchases                                                        (4,084)       (4,970)      (13,696)
Proceeds from sales, maturities and repayments of commercial
mortgage loans                                                        202           207           279
Funding of commercial mortgage loans                                 (207)         (154)         (104)
Proceeds from sales of other investments                              114            95            43
Purchase of other investments                                        (296)          (86)          (11)
Purchase of land, buildings, equipment and software                    (6)          (15)          (14)
Change in policy loans, net                                           (10)          (14)            7
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) investing activities                  (423)           50        (4,795)
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder and contractholder account values:
  Considerations received                                           1,378         1,593         4,863
  Net transfers from (to) separate accounts                            39        (1,337)          195
  Surrenders and other benefits                                    (1,311)       (1,338)       (1,923)
Change in borrowings under repurchase agreements, net                 107           397            --
Proceeds from line of credit with Ameriprise Financial, Inc.          415            13           500
Payments on line of credit with Ameriprise Financial, Inc.           (118)         (310)           --
Deferred premium options, net                                        (254)         (182)          (82)
Tax adjustment on share-based incentive compensation plan               1            --            (2)
Cash dividend to Ameriprise Financial, Inc.                          (750)         (500)           --
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) financing activities                  (493)       (1,664)        3,551
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                  752          (735)       (2,496)
Cash and cash equivalents at beginning of period                       76           811         3,307
-------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of period                        $   828       $    76      $    811
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid, net                                          $   176       $   112      $     72
  Interest paid on borrowings                                           5             3             1
Non-cash investing activity:
  Capital contributions from Ameriprise Financial, Inc.           $    --       $    14      $    331
  Dividend to Ameriprise Financial, Inc.                              850            --            --
  Affordable housing partnership commitments not yet remitted         137           171            --


See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 2011
(IN MILLIONS)


                                                                                        ACCUMULATED
                                                           ADDITIONAL                      OTHER
                                               COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                               SHARES        CAPITAL      EARNINGS     INCOME (LOSS)       TOTAL
-------------------------------------------------------------------------------------------------------------------
BALANCES AT JANUARY 1, 2009                      $ 3         $2,116        $2,336          $ (716)        $3,739
Change in accounting principles, net of
tax                                               --             --            38             (38)            --
Comprehensive income:
  Net income                                      --             --           740              --            740
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                        --             --            --           1,109          1,109
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                --             --            --              23             23
    Change in net unrealized derivative
    losses                                        --             --            --               4              4
                                                                                                       ------------
Total comprehensive income                                                                                 1,876
Tax adjustment on share-based incentive
compensation plan                                 --             (2)           --              --             (2)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --            331            --              --            331
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2009                      3          2,445         3,114             382          5,944
Comprehensive income:
  Net income                                      --             --           796              --            796
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    gains                                         --             --            --             285            285
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                --             --            --               4              4
    Change in net unrealized derivative
    losses                                        --             --            --               4              4
                                                                                                       ------------
Total comprehensive income                                                                                 1,089
Tax adjustment on share-based incentive
compensation plan                                 --              1            --              --              1
Cash dividends to Ameriprise Financial,
Inc.                                              --             --          (500)             --           (500)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --             14            --              --             14
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2010                      3          2,460         3,410             675          6,548
Comprehensive income:
  Net income                                      --             --           779              --            779
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    gains                                         --             --            --             146            146
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                --             --            --              (6)            (6)
    Change in net unrealized derivative
    losses                                        --             --            --               4              4
                                                                                                       ------------
Total comprehensive income                                                                                   923
Tax adjustment on share-based incentive
compensation plan                                 --              1            --              --              1
Cash dividends to Ameriprise Financial,
Inc.                                              --             --          (750)             --           (750)
Non-cash dividend to Ameriprise Financial,
Inc.                                              --             --          (850)             --           (850)
-------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2011                    $ 3         $2,461        $2,589          $  819         $5,872
===================================================================================================================




See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial").

- RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

- RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. ("RTA"). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the "Company"). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP") which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

The Company's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning an equity indexed annuity ("EIA") may have their interest calculated based on an increase in a broad-based stock market index.

The Company issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. In 2011, RiverSource Life began offering indexed universal life ("IUL") insurance. IUL is similar to universal life insurance in that it provides life insurance coverage and cash value that increases as a result of credited interest. Also, like universal life insurance, there is a minimum guaranteed credited rate of interest. Unlike universal life insurance, the rate of credited interest above the minimum guarantee is linked to the S&P 500 Index (subject to a cap). The Company issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose a fixed account option that is part of the Company's "general account", as well as investment options from a variety of portfolios that include common stocks, bonds, managed assets and/or short-term securities.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION
The Company consolidates entities in which it holds a greater than 50% voting interest, or when certain conditions are met for variable interest entities ("VIEs") and limited partnerships. Entities in which the Company exercises significant influence or holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method where the Company owns less than a 20% voting interest and does not exercise significant influence.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity's losses, or the rights to receive the entity's returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities. A VIE is required to be assessed for consolidation under two models:

- If the VIE is a money market fund or is an investment company, or has the financial characteristics of an investment company, and the following is true:

  (i) the entity does not have an explicit or implicit obligation to fund the investment company's losses; and

  (ii) the investment company is not a securitization entity, asset backed financing entity, or an entity formally considered a qualifying special purpose entity,

then, the VIE will be consolidated by the entity that determines it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns. Examples of entities that are likely to be assessed for consolidation under this framework include hedge funds, property funds, private equity funds and venture capital funds.

- If the VIE does not meet the criteria above, the VIE will be consolidated by the entity that determines it has both:

  (i) the power to direct the activities of the VIE that most significantly impact the VIE's economic performance; and

  (ii) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

When determining whether the Company stands to absorb the majority of a VIE's expected losses or receive a majority of a VIE's expected returns, it analyzes the design of the VIE to identify the variable interests it holds. Then the Company quantitatively determines whether its variable interests will absorb a majority of the VIE's variability. If the Company determines it has control over the activities that most significantly impact the economic performance of the VIE and it will absorb a majority of the VIE's expected variability, the Company consolidates the VIE. The calculation of variability is based on an analysis of projected probability-weighted cash flows based on the design of the particular VIE. When determining whether the Company has the power and the obligation to absorb losses or rights to receive benefits from the VIE that could potentially be significant, the Company qualitatively determines if its variable interests meet these criteria. If the Company consolidates a VIE under either scenario, it is referred to as the VIE's primary beneficiary.

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of impacts to DAC, deferred sales inducement costs ("DSIC"), certain benefit reserves and income taxes. Gains and losses are recognized in the Consolidated Statements of Income upon disposition of the securities.

Effective January 1, 2009, the Company early adopted an accounting standard that significantly changed the Company's accounting policy regarding the timing and amount of other-than-temporary impairments for Available-for-Sale securities. When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment's amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria, and the Company does not expect to recover a security's amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairments related to credit loss is recognized in earnings. The amount of the total other-than-temporary impairments related to other factors is recognized in other comprehensive income (loss), net of impacts to DAC, DSIC, certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, if through subsequent evaluation there is a sustained increase in the cash flow expected, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases in the fair value of Available-for-Sale securities

RiverSource Life Insurance Company
--------------------------------------------------------------------------------


are included in other comprehensive income (loss). The Company's Consolidated Statements of Shareholder's Equity present all changes in other comprehensive income (loss) associated with Available-for-Sale debt securities that have been other-than-temporarily impaired on a separate line from fair value changes recorded in other comprehensive income (loss) from all other securities.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income (loss). The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income (loss) includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income (loss) excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security's effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company's position in the debtor's overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

Other Investments
Other investments primarily consist of interests in affordable housing partnerships, syndicated loans and trading securities. Affordable housing partnerships are accounted for under the equity method. Trading securities are carried at fair value with changes in value recognized within net investment income.

FINANCING RECEIVABLES

Commercial Mortgage Loans and Syndicated Loans
Commercial mortgage loans are reflected at amortized cost less the allowance for loan losses.

Syndicated loans represent the Company's investment in below investment grade loan syndications. Syndicated loans are reflected in other investments at amortized cost less the allowance for loan losses.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest. When originated, the loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal or in accordance with the loan agreement unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in other investments. Syndicated loans are placed on nonaccrual status when management determines it will not collect all contractual principal and interest on the loan.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses by portfolio based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance required for certain sectors based on management's assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. The impairment recognized is measured as the excess of the loan's recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan's effective interest rate, (ii) the fair value of collateral or (iii) the loan's observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower's ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

RESTRICTED CASH
Total restricted cash at December 31, 2011 and 2010 was $26 million and $66 million, respectively, consisting of cash that has been pledged to counterparties.

REINSURANCE
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care ("LTC") and DI ceded on a coinsurance basis, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC asset valuation for the same contracts. Changes in the net cost of

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 8 for additional information on reinsurance.

LAND, BUILDINGS, EQUIPMENT AND SOFTWARE
Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company generally uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years. During 2009, the Company received a non-cash capital contribution of $131 million comprised of two buildings and the related land from Ameriprise Financial.

At December 31, 2011 and 2010, land, buildings, equipment and software were $182 million and $191 million, respectively, net of accumulated depreciation of $75 million and $59 million, respectively. Depreciation and amortization expense for the years ended December 31, 2011, 2010 and 2009 was $16 million, $14 million and $8 million, respectively.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company's policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments ("fair value hedges") or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedges").

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

See Note 13 for information regarding the Company's fair value measurement of derivative instruments and Note 16 for the impact of derivatives on the Consolidated Statements of Income.

The equity component of EIA and IUL obligations is considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of these embedded derivatives associated with annuities and IUL is included in future policy benefits. The change in the fair value of the EIA and IUL embedded derivatives is reflected in interest credited to fixed accounts. The changes in the fair value of the GMAB and GMWB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC are amortized over time. For annuity and universal life ("UL") contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life ("VUL") insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management's near-term estimate will typically be less than in a period when growth rates fall short of management's near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company's DAC balances.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company's management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
DSIC consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company's Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, EIAs and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, the Company offers contracts with GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 13 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. Significant assumptions made in projecting future benefits and fees relate to persistency and benefit utilization. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Liabilities for EIAs are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company's fixed and variable universal life contracts have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company's experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

SOURCES OF REVENUE
The Company's principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life, DI and LTC insurance are net of reinsurance ceded and are recognized as revenue when due.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans, policy loans, other investments and cash and cash equivalents; the changes in fair value of trading securities and certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, net of reinsurance premiums and cost of reinsurance for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains (Losses)
Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis, and charges for investments determined to be other-than-temporarily impaired and related to credit losses.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses include expenses allocated to the Company from its parent, Ameriprise Financial, for the Company's share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

INCOME TAXES
The Company's taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes. Among the Company's deferred taxes is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes as well as future deductible capital losses realized for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure the Company's ability to realize its deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets. In the opinion of management, it is currently more likely than not that the Company will not realize the full benefit of certain state net operating losses ("NOL") and therefore a valuation allowance of $4 million has been established at December 31, 2011.

3. RECENT ACCOUNTING PRONOUNCEMENTS

ADOPTION OF NEW ACCOUNTING STANDARDS
Receivables
In April 2011, the Financial Accounting Standards Board ("FASB") updated the accounting standards for troubled debt restructurings. The new standard includes indicators that a lender should consider in determining whether a borrower is experiencing financial difficulties and provides clarification for determining whether the lender has granted a concession to the

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

borrower. The standard sets the effective dates for troubled debt restructuring disclosures required by recent guidance on credit quality disclosures. The standard is effective for interim and annual periods beginning on or after June 15, 2011, and is to be applied retrospectively to modifications occurring on or after the beginning of the annual period of adoption. For purposes of measuring impairments of receivables that are considered impaired as a result of applying the new guidance, the standard should be applied prospectively for the interim or annual period beginning on or after June 15, 2011. The Company adopted the standard in the third quarter of 2011. The adoption did not have any effect on the Company's consolidated financial condition and results of operations. See
Note 6 for the required disclosures.

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosures on fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presents activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures on the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. The Company adopted the standard in the first quarter of 2010, except for the additional disclosures related to the Level 3 rollforward, which the Company adopted in the first quarter of 2011. The adoption did not impact the Company's consolidated financial condition and results of operations. See Note 13 for the required disclosures.

Consolidation of Variable Interest Entities
In June 2009, the FASB updated the accounting standards related to the consolidation of VIEs. The standard amends the guidance on the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model and requires additional disclosures about an enterprise's involvement in VIEs. Under the new qualitative model, the primary beneficiary must have both the power to direct the activities of the VIE and the obligation to absorb losses or the right to receive gains that could be potentially significant to the VIE. In February 2010, the FASB amended this guidance to defer application of the consolidation requirements for certain investment funds. The standards are effective for interim and annual reporting periods beginning after November 15, 2009. The Company adopted the standard effective January 1, 2010 which did not impact its consolidated financial condition and results of operations.

Recognition and Presentation of Other-Than-Temporary Impairments ("OTTI")
In April 2009, the FASB updated the accounting standards for the recognition and presentation of other-than-temporary impairments. The standard amends existing guidance on other-than-temporary impairments for debt securities and requires that the credit portion of other-than-temporary impairments be recorded in earnings and the noncredit portion of losses be recorded in other comprehensive income when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery of its cost basis. The standard requires separate presentation of both the credit and noncredit portions of other-than-temporary impairments on the financial statements and additional disclosures. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. At the date of adoption, the portion of previously recognized other-than-temporary impairments that represent the noncredit related loss component shall be recognized as a cumulative effect of adoption with an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated other comprehensive income. The Company adopted the standard in the first quarter of 2009 and recorded a cumulative effect increase to the opening balance of retained earnings of $38 million, net of DAC and DSIC amortization, certain benefit reserves and income taxes, and a corresponding increase to accumulated other comprehensive loss, net of impacts to DAC and DSIC amortization, certain benefit reserves and income taxes. See Note 5 for the Company's required disclosures.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Balance Sheet
In December 2011, the FASB updated the accounting standards to require new disclosures about offsetting assets and liabilities. The standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The standard is effective for interim and annual periods beginning on or after January 1, 2013 on a retrospective basis. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Comprehensive Income
In June 2011, the FASB updated the accounting standards related to the presentation of comprehensive income. The standard requires entities to present all nonowner changes in stockholders' equity either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The standard is effective for interim and annual periods beginning after December 15, 2011. The standard is to be applied retrospectively. The adoption of the standard will not impact the Company's consolidated financial condition and results of operations.

Fair Value
In May 2011, the FASB updated the accounting standards related to fair value measurement and disclosure requirements. The standard requires entities, for assets and liabilities measured at fair value in the statement of financial position which are Level 3 fair value measurements, to disclose quantitative information about unobservable inputs and assumptions used in the measurements, a description of the valuation processes in place, and a qualitative discussion about the sensitivity of the measurements to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. In addition, the standard requires disclosure of fair value by level within the fair value hierarchy for each class of assets and liabilities not measured at fair value in the statement of financial position but for which the fair value is disclosed. The standard is effective for interim and annual periods beginning on or after December 15, 2011. The adoption of the standard is not expected to have a material impact on the Company's consolidated financial condition and results of operations.

Transfers and Servicing: Reconsideration of Effective Control for Repurchase Agreements
In April 2011, the FASB updated the accounting standards related to accounting for repurchase agreements and other similar agreements. The standard modifies the criteria for determining when these transactions would be accounted for as secured borrowings as opposed to sales. The standard is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. The adoption of the standard is not expected to have a material impact on the Company's consolidated financial condition and results of operations.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts In October 2010, the FASB updated the accounting standards for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts would be capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees' salaries and benefits directly related to time spent performing specified acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) for a contract that has actually been acquired, (iii) other costs related to the specified acquisition activities that would not have been incurred had the acquisition contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other costs are to be expensed as incurred. The Company retrospectively adopted the standard on January 1, 2012. The cumulative effect of the adoption reduced retained earnings by $1.4 billion after-tax at January 1, 2012.

4. VARIABLE INTEREST ENTITIES

RTA, a subsidiary of RiverSource Life Insurance Company, has variable interests in affordable housing partnerships for which it is not the primary beneficiary and, therefore, does not consolidate.

RTA's maximum exposure to loss as a result of its investments in the affordable housing partnerships is limited to the carrying values of these investments. The carrying values are reflected in other investments and were $384 million and $244 million as of December 31, 2011 and 2010, respectively. RTA has no obligation to provide financial or other support to the affordable housing partnerships in addition to liabilities already recorded for future funding commitments nor has it provided any additional support to the affordable housing partnerships. The Company had liabilities of $267 million and $188 million recorded in other liabilities as of December 31, 2011 and 2010, respectively, related to the future funding commitments for affordable housing partnerships.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

5. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

                                                                          DECEMBER 31, 2011
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN MILLIONS)             COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                          $14,770       $1,726         $ (78)       $16,418        $ --
Residential mortgage backed securities               4,193          242          (126)         4,309         (41)
Commercial mortgage backed securities                3,355          276            --          3,631          --
State and municipal obligations                      1,012          131           (47)         1,096          --
Asset backed securities                                883           43           (18)           908          --
Foreign government bonds and obligations               126           19            (1)           144          --
U.S. government and agencies obligations                49            8            --             57          --
Other structured investments                            10            4            --             14           4
--------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                            24,398        2,449          (270)        26,577         (37)
Common stocks                                            1            1            --              2          --
--------------------------------------------------------------------------------------------------------------------
  Total                                            $24,399       $2,450         $(270)       $26,579        $(37)
====================================================================================================================




                                                                          DECEMBER 31, 2010
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN MILLIONS)             COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                          $14,792       $1,218         $ (56)       $15,954        $  1
Residential mortgage backed securities               4,364          308          (139)         4,533         (30)
Commercial mortgage backed securities                3,817          282            (4)         4,095          --
Asset backed securities                                883           43           (18)           908          --
State and municipal obligations                        809           18           (57)           770          --
Foreign government bonds and obligations                91           16            --            107          --
U.S. government and agencies obligations                55            7            --             62          --
Other structured investments                             7            6            --             13           6
--------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                            24,818        1,898          (274)        26,442         (23)
Common stocks                                            1            1            --              2          --
--------------------------------------------------------------------------------------------------------------------
  Total                                            $24,819       $1,899         $(274)       $26,444        $(23)
====================================================================================================================



(1) Represents the amount of other-than-temporary impairment losses in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

At December 31, 2011 and 2010, fixed maturity securities comprised approximately 87% and 88%, respectively, of the Company's total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations ("NRSROs"), including Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Ratings Ltd. ("Fitch"). The Company uses the median of available ratings from Moody's, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody's, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At both December 31, 2011 and 2010, approximately $1.2 billion of securities were internally rated by Columbia Management Investment Advisers, LLC using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2011                         DECEMBER 31, 2010
                                        ----------------------------------------  ----------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN MILLIONS, EXCEPT              AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                        $ 7,276       $ 7,811          30%        $ 8,067       $ 8,647          33%
AA                                           1,161         1,291           5           1,360         1,426           5
A                                            4,148         4,578          17           4,025         4,259          16
BBB                                         10,211        11,446          43           9,831        10,721          41
Below investment grade                       1,602         1,451           5           1,535         1,389           5
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                   $24,398       $26,577         100%        $24,818       $26,442         100%
==========================================================================================================================



At December 31, 2011 and 2010, approximately 33% and 29%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:


                                                                DECEMBER 31, 2011
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES               SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                  70         $1,004         $(37)           9           $257          $ (41)          79
Residential mortgage
  backed securities           30            338           (8)          48            283           (118)          78
Asset backed
  securities                  12            145           (3)          18             96            (15)          30
State and municipal
  obligations                 --             --           --            2             87            (47)           2
Foreign government
  bonds and
  obligations                  5             23           (1)          --             --             --            5
------------------------------------------------------------------------------------------------------------------------
  Total                      117         $1,510         $(49)          77           $723          $(221)         194
========================================================================================================================

                             DECEMBER 31, 2011
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES                  VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities               $1,261         $ (78)
Residential mortgage
  backed securities           621          (126)
Asset backed
  securities                  241           (18)
State and municipal
  obligations                  87           (47)
Foreign government
  bonds and
  obligations                  23            (1)
--------------------------------------------------
  Total                    $2,233         $(270)
==================================================





                                                                DECEMBER 31, 2010
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES               SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 107         $1,785         $(44)          13           $153          $ (12)         120
Residential mortgage
  backed securities           71            310           (7)          45            282           (132)         116
Commercial mortgage
  backed securities           10            238           (4)          --             --             --           10
Asset backed
  securities                  10            186           (6)          15             69            (12)          25
State and municipal
  obligations                 20            256           (9)           2             87            (48)          22
------------------------------------------------------------------------------------------------------------------------
  Total                      218         $2,775         $(70)          75           $591          $(204)         293
========================================================================================================================

                             DECEMBER 31, 2010
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES                  VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities               $1,938         $ (56)
Residential mortgage
  backed securities           592          (139)
Commercial mortgage
  backed securities           238            (4)
Asset backed
  securities                  255           (18)
State and municipal
  obligations                 343           (57)
--------------------------------------------------
  Total                    $3,366         $(274)
==================================================



As part of the Company's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to movement in credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities' total other-than-temporary impairments was recognized in other comprehensive income:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Beginning balance                                                  $108          $ 82          $102
Credit losses for which an other-than-temporary impairment
  was not previously recognized                                      13            14             7
Credit losses for which an other-than-temporary impairment
  was previously recognized                                          11            12            31
Reductions for securities sold during the period (realized)         (26)           --           (58)
-------------------------------------------------------------------------------------------------------
Ending balance                                                     $106          $108          $ 82
=======================================================================================================



The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following table presents a rollforward of the net unrealized securities gains (losses) on Available-for-Sale securities included in accumulated other comprehensive income:

                                                                                         ACCUMULATED
                                                                                            OTHER
                                                                                        COMPREHENSI-
                                                                                          VE INCOME
                                                                                         RELATED TO
                                                                 NET                         NET
                                                             UNREALIZED                  UNREALIZED
                                                             SECURITIES                  SECURITIES
                                                                GAINS       DEFERRED        GAINS
(IN MILLIONS)                                                 (LOSSES)     INCOME TAX     (LOSSES)
----------------------------------------------------------------------------------------------------
Balance at January 1, 2009                                     $(1,043)       $ 365        $ (678)
Cumulative effect of accounting change                             (58)          20           (38)(1)
Net unrealized securities gains arising during the
period(3)                                                        2,378         (832)        1,546
Reclassification of gains included in net income                   (73)          26           (47)
Impact on DAC, DSIC, benefit reserves and reinsurance
recoverables                                                      (566)         199          (367)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2009                                       638         (222)          416(2)
Net unrealized securities gains arising during the
period(3)                                                          794         (278)          516
Reclassification of gains included in net income                   (20)           7           (13)
Impact on DAC, DSIC, benefit reserves and reinsurance
recoverables                                                      (328)         114          (214)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2010                                     1,084         (379)          705(2)
Net unrealized securities gains arising during the
period(3)                                                          560         (196)          364
Reclassification of gains included in net income                    (5)           2            (3)
Impact on DAC, DSIC, benefit reserves and reinsurance
recoverables                                                      (340)         119          (221)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2011                                   $ 1,299        $(454)       $  845(2)
====================================================================================================



(1) Amount represents the cumulative effect of adopting a new accounting standard on January 1, 2009. See Note 3 for additional information on the adoption impact.
(2) Includes $(18) million, $(12) million and $(16) million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2011, 2010 and 2009, respectively.
(3) Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Gross realized investment gains                                    $ 48          $ 51          $185
Gross realized investment losses                                    (20)           (4)          (50)
Other-than-temporary impairments                                    (24)          (28)          (62)


Other-than-temporary impairments for the year ended December 31, 2011 primarily related to credit losses on non-agency residential mortgage backed securities. Other-than-temporary impairments for the year ended December 31, 2010 primarily related to credit losses on non-agency residential mortgage backed securities as well as corporate debt securities in the gaming industry. Other-than-temporary impairments for the year ended December 31, 2009 related to credit losses on non-agency residential mortgage backed securities and corporate debt securities in the gaming industry and banking and finance industries.

Available-for-Sale securities by contractual maturity at December 31, 2011 were as follows:

                                                                         AMORTIZED
(IN MILLIONS)                                                              COST       FAIR VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                       $   911       $   927
Due after one year through five years                                       4,976         5,204
Due after five years through 10 years                                       6,377         7,093
Due after 10 years                                                          3,693         4,491
-------------------------------------------------------------------------------------------------
                                                                           15,957        17,715
-------------------------------------------------------------------------------------------------
Residential mortgage backed securities                                      4,193         4,309
Commercial mortgage backed securities                                       3,355         3,631
Asset backed securities                                                       883           908
Other structured investments                                                   10            14
Common stocks                                                                   1             2
-------------------------------------------------------------------------------------------------
  Total                                                                   $24,399       $26,579
=================================================================================================



Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments are not due at a single maturity date. As such, these securities, as well as common stocks, were not included in the maturities distribution.

At both December 31, 2011 and 2010, bonds carried at $7 million were on deposit with various states as required by law.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Sources of Investment Income and Net Realized Investment Gains (Losses) Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                        $1,469        $1,482        $1,371
Income on commercial mortgage loans                                  149           152           160
Other investments                                                     18            40            35
-------------------------------------------------------------------------------------------------------
                                                                   1,636         1,674         1,566
Less: investment expenses                                             43            45            40
-------------------------------------------------------------------------------------------------------
  Total                                                           $1,593        $1,629        $1,526
=======================================================================================================



Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                    $ 4           $19          $ 73
Commercial mortgage loans                                             2            (6)          (13)
Other investments                                                    (1)            3            (1)
-------------------------------------------------------------------------------------------------------
  Total                                                             $ 5           $16          $ 59
=======================================================================================================



6. FINANCING RECEIVABLES

The Company's financing receivables include commercial mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments. Policy loans do not exceed the cash value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

ALLOWANCE FOR LOAN LOSSES

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method and type of loan:

                                                    DECEMBER 31, 2011                         DECEMBER 31, 2010
                                        ----------------------------------------------------------------------------------
                                         COMMERCIAL                                COMMERCIAL
                                          MORTGAGE     SYNDICATED                   MORTGAGE     SYNDICATED
(IN MILLIONS)                               LOANS         LOANS         TOTAL         LOANS         LOANS         TOTAL
--------------------------------------------------------------------------------------------------------------------------
Beginning balance                            $36           $ 5           $41           $30           $12           $42
  Charge-offs                                 (3)           --            (3)           (1)           (2)           (3)
  Provisions                                  (1)           --            (1)            7            (5)            2
--------------------------------------------------------------------------------------------------------------------------
Ending balance                               $32           $ 5           $37           $36           $ 5           $41
==========================================================================================================================
Individually evaluated for impairment        $ 9           $--           $ 9           $ 8           $--           $ 8
Collectively evaluated for impairment         23             5            28            28             5            33


The recorded investment in financing receivables by impairment method and type of loan was as follows:

                                                    DECEMBER 31, 2011                         DECEMBER 31, 2010
                                        ----------------------------------------------------------------------------------
                                         COMMERCIAL                                COMMERCIAL
                                          MORTGAGE     SYNDICATED                   MORTGAGE     SYNDICATED
(IN MILLIONS)                               LOANS         LOANS         TOTAL         LOANS         LOANS         TOTAL
--------------------------------------------------------------------------------------------------------------------------
Individually evaluated for impairment      $   64         $  1         $   65        $   75         $  3         $   78
Collectively evaluated for impairment       2,441          301          2,742         2,431          202          2,633
--------------------------------------------------------------------------------------------------------------------------
Total                                      $2,505         $302         $2,807        $2,506         $205         $2,711
==========================================================================================================================



As of December 31, 2011 and 2010, the Company's recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $4 million and $20 million, respectively.

During the year ended December 31, 2011, the Company purchased $194 million and sold $2 million of syndicated loans. During the year ended December 31, 2010, the Company purchased $59 million and sold $2 million of syndicated loans.

The Company has not acquired any loans with deteriorated credit quality as of the acquisition date.

CREDIT QUALITY INFORMATION

Nonperforming loans, which are generally loans 90 days or more past due, were $12 million and $8 million as of December 31, 2011 and 2010, respectively. All other loans were considered to be performing.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 3% of total commercial mortgage loans at both December 31, 2011 and 2010. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

                                                  DECEMBER 31, 2011                         DECEMBER 31, 2010
                                      ----------------------------------------------------------------------------------
                                                     PERCENT OF      FUNDING                   PERCENT OF      FUNDING
(IN MILLIONS, EXCEPT PERCENTAGES)         LOANS         LOANS      COMMITMENTS      LOANS         LOANS      COMMITMENTS
------------------------------------------------------------------------------------------------------------------------
South Atlantic                           $  618           25%          $--         $  590           24%          $ 4
Pacific                                     556           22             1            530           21            15
Mountain                                    275           11            11            286           11            --
East North Central                          247           10            --            240           10            --
West North Central                          224            9             1            251           10            --
Middle Atlantic                             217            9            --            212            8            --
West South Central                          173            7             2            183            7            --
New England                                 130            5            --            148            6             2
East South Central                           65            2            --             66            3            --
                                      ----------------------------------------------------------------------------------
                                          2,505          100%          $15          2,506          100%          $21
                                                    ------------  ------------                ------------  ------------
Less: allowance for loan losses              32                                        36
                                      ------------                              ------------
  Total                                  $2,473                                    $2,470
========================================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type were as follows:

                                                  DECEMBER 31, 2011                         DECEMBER 31, 2010
                                      ----------------------------------------------------------------------------------
                                                     PERCENT OF      FUNDING                   PERCENT OF      FUNDING
(IN MILLIONS, EXCEPT PERCENTAGES)         LOANS         LOANS      COMMITMENTS      LOANS         LOANS      COMMITMENTS
------------------------------------------------------------------------------------------------------------------------
Retail                                   $  825           33%          $ 2         $  820           33%          $10
Office                                      669           27             2            717           29            --
Industrial                                  455           18             1            456           18             6
Apartments                                  358           14            --            326           13            --
Hotel                                        51            2            --             57            2            --
Mixed Use                                    42            2            --             43            2            --
Other                                       105            4            10             87            3             5
                                      ----------------------------------------------------------------------------------
                                          2,505          100%          $15          2,506          100%          $21
                                                    ------------  ------------                ------------  ------------
Less: allowance for loan losses              32                                        36
                                      ------------                              ------------
  Total                                  $2,473                                    $2,470
========================================================================================================================



Syndicated Loans
The Company's syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans at both December 31, 2011 and 2010 were $1 million.

TROUBLED DEBT RESTRUCTURINGS

During the year ended December 31, 2011, the Company restructured 10 loans with a recorded investment of $49 million as of December 31, 2011. The recorded investment in restructured loans primarily consists of commercial mortgage loans. The troubled debt restructurings did not have a material impact to the Company's allowance for loan losses or income recognized for the year ended December 31, 2011. There are no material commitments to lend additional funds to borrowers whose loans have been restructured.

7. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2011, 2010 and 2009, management reviewed and updated the DAC and DSIC valuation assumptions for the Company's products. As part of its third quarter 2010 process, management extended the projection periods used for its annuity products and revised client asset value growth rates assumed for variable annuity and VUL contracts.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The balances of and changes in DAC were as follows:

(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $4,578        $4,285        $4,324
Capitalization of acquisition costs                                  419           459           558
Amortization, excluding the impact of valuation assumptions
review                                                              (488)         (376)         (264)
Amortization, impact of valuation assumptions review                 (51)          323           119
Impact of change in net unrealized securities gains                  (91)         (113)         (452)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $4,367        $4,578        $4,285
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $545          $524          $518
Capitalization of sales inducement costs                              9            35            82
Amortization, excluding the impact of valuation assumptions
review                                                              (70)          (49)          (19)
Amortization, impact of valuation assumptions review                (11)           52             9
Impact of change in net unrealized securities gains                  (9)          (17)          (66)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $464          $545          $524
=======================================================================================================



As described in Note 3, the Company adopted a new accounting standard on the recognition and presentation of other-than-temporary impairments in the first quarter of 2009. The adoption had no net impact to DAC and DSIC.

8. REINSURANCE

Generally, the Company currently reinsures 90% of the death benefit liability related to almost all individual fixed and variable universal life and term life insurance products. As a result, the Company typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. The Company began reinsuring risks at this level during 2001 (2002 for RiverSource Life of NY) for term life insurance and 2002 (2003 for RiverSource Life of NY) for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, the Company retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. ("Genworth"). For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in October 2007 (August 2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2011 and 2010, traditional life and universal life insurance in force aggregated $191.2 billion and $192.0 billion, respectively, of which $136.2 billion and $134.0 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Direct premiums                                                    $ 707         $ 681         $ 659
Reinsurance ceded                                                   (214)         (192)         (209)
-------------------------------------------------------------------------------------------------------
Net premiums                                                       $ 493         $ 489         $ 450
=======================================================================================================



Policy and contract charges are presented on the Consolidated Statements of Income net of $71 million, $67 million and $62 million of reinsurance ceded for the years ended December 31, 2011, 2010 and 2009, respectively.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Reinsurance recovered from reinsurers was $189 million, $166 million and $167 million for the years ended December 31, 2011, 2010 and 2009, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $1.5 billion and $1.4 billion related to LTC risk ceded to Genworth as of December 31, 2011 and 2010, respectively. Included in future policy benefits is $629 million and $657 million related to assumed reinsurance arrangements as of December 31, 2011 and 2010, respectively.

9. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2011          2010
-------------------------------------------------------------------------------------------------
Fixed annuities                                                           $16,401       $16,520
EIA accumulated host values                                                    58           100
EIA embedded derivatives                                                        2             3
Variable annuity fixed sub-accounts                                         4,852         4,868
Variable annuity GMWB                                                       1,377           337
Variable annuity GMAB                                                         237           104
Other variable annuity guarantees                                              14            13
-------------------------------------------------------------------------------------------------
  Total annuities                                                          22,941        21,945
VUL/UL insurance                                                            2,662         2,588
IUL accumulated host values                                                     4            --
IUL embedded derivatives                                                        3            --
VUL/UL insurance additional liabilities                                       220           143
Other life, DI and LTC insurance                                            5,352         5,004
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                             31,182        29,680
Policy claims and other policyholders' funds                                  121           134
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                    $31,303       $29,814
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2011          2010
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                    $57,556       $57,862
VUL insurance variable sub-accounts                                         5,575         5,887
Other insurance variable sub-accounts                                          43            46
-------------------------------------------------------------------------------------------------
  Total                                                                   $63,174       $63,795
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities. The Company may hedge the interest rate risks related to fixed annuities with derivative instruments. As of December 31, 2011 and 2010, there were no outstanding derivatives to hedge these risks.

Equity Indexed Annuities
The Index 500 Annuity, the Company's EIA product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. See Note 16 for additional information regarding the Company's derivative instruments. In 2007, the Company discontinued new sales of EIAs.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company's variable annuity guarantees. The Company does not currently

RiverSource Life Insurance Company
--------------------------------------------------------------------------------


hedge its risk under the GMDB, GGU and GMIB provisions. See Note 16 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. In 2011, the Company began offering IUL insurance. The Company also offers term and whole life insurance as well as disability products. The Company no longer offers LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company's fixed and variable universal life contracts have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

10. VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company's variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

- Return of premium -- provides purchase payments minus adjusted partial surrenders.

- Reset -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- Ratchet -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

- Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

- Withdrawals at a specified rate per year for the life of the contractholder ("GMWB for life").

- Withdrawals at a specified rate per year for joint contractholders while either is alive.

- Withdrawals based on performance of the contract.

- Withdrawals based on the age withdrawals begin.

- Once withdrawals begin, the contractholder's funds are moved to one of the three least aggressive asset allocation models (of the five that are available prior to withdrawal).

- Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Certain UL contracts offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

                                                        DECEMBER 31, 2011                            DECEMBER 31, 2010
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                      WEIGHTED                      CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN          NET          AVERAGE         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE        AMOUNT        ATTAINED       CONTRACT       SEPARATE
(IN MILLIONS, EXCEPT AGE)               VALUE        ACCOUNTS      AT RISK(2)         AGE           VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of premium                    $40,011        $38,275        $  382           63           $37,714        $36,028
  Five/six-year reset                   11,631          9,118           350           63            13,689         11,153
  One-year ratchet                       7,233          6,777           479           64             7,741          7,242
  Five-year ratchet                      1,472          1,418            25           61             1,466          1,414
  Other                                    759            732            93           68               680            649
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                      $61,106        $56,320        $1,329           63           $61,290        $56,486
===========================================================================================================================
GGU DEATH BENEFIT                      $   920        $   868        $   78           63           $   970        $   912
GMIB                                   $   463        $   433        $  106           65           $   597        $   561
GMWB:
  GMWB                                 $ 3,887        $ 3,868        $  236           65           $ 4,341        $ 4,317
  GMWB for life                         23,756         23,625           863           64            20,374         20,259
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                      $27,643        $27,493        $1,099           64           $24,715        $24,576
===========================================================================================================================
GMAB                                   $ 3,516        $ 3,509        $   63           56           $ 3,540        $ 3,523
                                         DECEMBER 31, 2010
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN MILLIONS, EXCEPT AGE)            AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of premium                     $173            62
  Five/six-year reset                    312            62
  One-year ratchet                       287            63
  Five-year ratchet                        8            60
  Other                                   61            67
---------------------------------------------------------------
    Total -- GMDB                       $841            62
===============================================================
GGU DEATH BENEFIT                       $ 79            64
GMIB                                    $ 76            64
GMWB:
  GMWB                                  $106            64
  GMWB for life                          129            63
---------------------------------------------------------------
    Total -- GMWB                       $235            63
===============================================================
GMAB                                    $ 22            56


(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

Changes in additional liabilities for variable annuity and insurance guarantees were as follows:

(IN MILLIONS)                                    GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Balance at January 1, 2009                          $ 55           $12         $ 1,471        $ 367         $  7
Incurred claims                                       12            (5)         (1,267)        (267)           8
Paid claims                                          (61)           (1)             --           --           --
--------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2009                           6             6             204          100           15
Incurred claims                                       17             3             133            4           59
Paid claims                                          (18)           (1)             --           --           (6)
--------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2010                           5             8             337          104           68
Incurred claims                                       10             2           1,040          133           53
Paid claims                                          (10)           (1)             --           --          (10)
--------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2011                        $  5           $ 9         $ 1,377        $ 237         $111
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2011          2010
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                  $30,738       $32,310
  Bond                                                                     23,862        22,319
  Other                                                                     1,969         2,208
-------------------------------------------------------------------------------------------------
Total mutual funds                                                        $56,569       $56,837
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2011, 2010 and 2009.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

11. LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, had an outstanding balance of $300 million and $3 million as of December 31, 2011 and 2010, respectively, under a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. As of December 31, 2011, the interest rate for any borrowing under the agreement was established by reference to LIBOR plus 115 basis points. In January 2012, an amendment to this agreement decreased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty.

The Company has a revolving credit agreement with Ameriprise Financial as the lender aggregating $200 million. The interest rate for any borrowings is established by reference to LIBOR. There were no amounts outstanding on this line of credit at December 31, 2011 and 2010.

In December 2009, RiverSource Life Insurance Company, as the lender, entered into a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company's statutory admitted assets as of the prior year end. As of December 31, 2011, the interest rate for any borrowing was established by reference to LIBOR plus 115 basis points. In January 2012, an amendment to this agreement decreased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2011 and 2010.

12. BORROWINGS UNDER REPURCHASE AGREEMENTS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings. The Company has pledged Available-for-Sale securities consisting of agency residential mortgage backed securities and commercial mortgage backed securities to collateralize its obligation under the repurchase agreements. The fair value of the securities pledged is recorded in investments and was $521 million and $412 million at December 31, 2011 and 2010, respectively. The amount of the Company's liability including accrued interest as of December 31, 2011 and 2010 was $504 million and $397 million, respectively. The weighted average annualized interest rate on the repurchase agreements held as of both December 31, 2011 and 2010 was 0.3%.

13. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

ASSETS

Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their net asset value ("NAV") and classified as Level 1. The Company's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include municipal and corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include corporate bonds, certain non-agency residential mortgage backed securities and asset backed securities. The fair value of corporate bonds and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The fair value of certain asset backed securities and non-agency residential mortgage backed securities is obtained from third-party pricing services who use significant unobservable inputs to estimate the fair value.

Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company's due diligence procedures include assessing the vendor's valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties' nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2011 and 2010. See Note 16 for further information on the credit risk of derivative instruments and related collateral.

LIABILITIES

Future Policy Benefits
The Company values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions (such as, market implied equity volatility and the LIBOR swap curve) and incorporate significant unobservable inputs related to contractholder behavior assumptions (such as withdrawals and lapse rates) and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of the Company's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits. The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivative liability associated with the provisions of its EIA and IUL products. The inputs to these calculations are primarily market observable and include interest rates, volatilities and equity index levels. As a result, these measurements are classified as Level 2.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Other Liabilities
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company's nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2011 and 2010. See Note 16 for further information on the credit risk of derivative instruments and related collateral.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2011
                                                       ------------------------------------------------------
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                             $ --         $15,076       $1,342        $16,418
     Residential mortgage backed securities                  --           4,255           54          4,309
     Commercial mortgage backed securities                   --           3,615           16          3,631
     State and municipal obligations                         --           1,096           --          1,096
     Asset backed securities                                 --             771          137            908
     Foreign government bonds and obligations                --             144           --            144
     U.S. government and agencies obligations                10              47           --             57
     Other structured investments                            --              --           14             14
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                               10          25,004        1,563         26,577
  Common stocks                                               1               1           --              2
  Trading securities                                         --              25           --             25
  Cash equivalents                                           --             809           --            809
  Other assets:
    Interest rate derivative contracts                       --           1,801           --          1,801
    Equity derivative contracts                             274           1,041           --          1,315
    Credit derivative contracts                              --               1           --              1
    Foreign currency derivative contracts                    --               7           --              7
-------------------------------------------------------------------------------------------------------------
  Total other assets                                        274           2,850           --          3,124
  Separate account assets                                    --          63,174           --         63,174
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                 $285         $91,863       $1,563        $93,711
=============================================================================================================

Liabilities
  Future policy benefits:
    EIA embedded derivatives                               $ --         $     2       $   --        $     2
    IUL embedded derivatives                                 --               3           --              3
    GMWB and GMAB embedded derivatives                       --              --        1,585          1,585
-------------------------------------------------------------------------------------------------------------
  Total future policy benefits                               --               5        1,585          1,590(1)
  Other liabilities:
    Interest rate derivative contracts                       --           1,198           --          1,198
    Equity derivative contracts                             297             734           --          1,031
    Foreign currency derivative contracts                    --              10           --             10
-------------------------------------------------------------------------------------------------------------
  Total other liabilities                                   297           1,942           --          2,239
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                            $297         $ 1,947       $1,585        $ 3,829
=============================================================================================================



(1) The Company's adjustment for nonperformance risk resulted in a $506 million cumulative decrease to the embedded derivative liability.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

                                                                          DECEMBER 31, 2010
                                                       ------------------------------------------------------
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                              $--         $14,637       $1,317        $15,954
     Residential mortgage backed securities                  --           1,915        2,618          4,533
     Commercial mortgage backed securities                   --           4,065           30          4,095
     Asset backed securities                                 --             681          227            908
     State and municipal obligations                         --             770           --            770
     U.S. government and agencies obligations                11              51           --             62
     Foreign government bonds and obligations                --             107           --            107
     Other structured investments                            --              --           13             13
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                               11          22,226        4,205         26,442
  Common stocks                                               1               1           --              2
  Trading securities                                         --              26           --             26
  Cash equivalents                                           --              76           --             76
  Other assets:
    Interest rate derivative contracts                       --             366           --            366
    Equity derivative contracts                              32             323           --            355
    Credit derivative contracts                              --               4           --              4
-------------------------------------------------------------------------------------------------------------
  Total other assets                                         32             693           --            725
  Separate account assets                                    --          63,795           --         63,795
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                  $44         $86,817       $4,205        $91,066
=============================================================================================================

Liabilities
  Future policy benefits:
    EIA embedded derivatives                                $--         $     3       $   --        $     3
    GMWB and GMAB embedded derivatives                       --              --          421            421
-------------------------------------------------------------------------------------------------------------
  Total future policy benefits                               --               3          421            424(1)
  Other liabilities:
    Interest rate derivative contracts                       --             379           --            379
    Equity derivative contracts                              18             647           --            665
    Credit derivative contracts                              --               1           --              1
-------------------------------------------------------------------------------------------------------------
  Total other liabilities                                    18           1,027           --          1,045
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                             $18         $ 1,030       $  421        $ 1,469
=============================================================================================================



(1) The Company's adjustment for nonperformance risk resulted in a $197 million cumulative decrease to the embedded derivative liability.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

                                                                                                                       FUTURE
                                                  AVAILABLE-FOR-SALE SECURITIES: FIXED MATURITIES                      POLICY
                                ----------------------------------------------------------------------------------    BENEFITS:
                                               RESIDENTIAL   COMMERCIAL                                               GMWB AND
                                  CORPORATE     MORTGAGE      MORTGAGE        ASSET        OTHER                        GMAB
                                    DEBT         BACKED        BACKED        BACKED      STRUCTURED                   EMBEDDED
(IN MILLIONS)                    SECURITIES    SECURITIES    SECURITIES    SECURITIES    INVESTMENTS      TOTAL      DERIVATIVES
--------------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2011           $1,317        $ 2,618        $ 30          $227           $13         $ 4,205       $  (421)
  Total gains (losses)
  included in:
    Net income                          7             48          --             3             1              59(1)     (1,007)(2)
    Other comprehensive income         12            (73)         --            (8)           (2)            (71)           --
  Purchases                           178             26          71            --             3             278            --
  Sales                               (50)            (3)         --            --            --             (53)           --
  Issues                               --             --          --            --            --              --          (149)
  Settlements                        (117)          (456)         --           (18)           (1)           (592)           (8)
  Transfers into Level 3                7             --           1            --            --               8            --
  Transfers out of Level 3            (12)        (2,106)        (86)          (67)           --          (2,271)           --
--------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2011         $1,342        $    54        $ 16          $137           $14         $ 1,563       $(1,585)
================================================================================================================================
Changes in unrealized gains
  (losses) relating to assets
  and liabilities held at
  December 31, 2011 included
  in:
       Net investment income       $   --        $    --        $ --          $  1           $--         $     1       $    --
       Net realized investment
          gains (losses)               --            (23)         --            --             1             (22)           --
       Benefits, claims,
          losses and
          settlement expenses          --             --          --            --            --              --        (1,035)


(1) Represents a $26 million loss included in net realized investment gains and an $85 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

                                                                                                                       FUTURE
                                                  AVAILABLE-FOR-SALE SECURITIES: FIXED MATURITIES                      POLICY
                                ----------------------------------------------------------------------------------    BENEFITS:
                                               RESIDENTIAL   COMMERCIAL                                               GMWB AND
                                 CORPORATE      MORTGAGE      MORTGAGE        ASSET        OTHER                        GMAB
                                    DEBT         BACKED        BACKED        BACKED      STRUCTURED                   EMBEDDED
(IN MILLIONS)                    SECURITIES    SECURITIES    SECURITIES    SECURITIES    INVESTMENTS      TOTAL      DERIVATIVES
--------------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2010           $1,239        $2,772         $  72         $215           $11         $4,309         $(299)
  Total gains (losses)
  included in:
    Net income                          1            54             1            6             2             64(1)          4(2)
    Other comprehensive income         30           190            10           22            --            252            --
  Purchases, sales, issues and
    settlements, net                   22          (398)           91           (3)           --           (288)         (126)
  Transfers into Level 3               25            --            --           --            --             25            --
  Transfers out of Level 3             --            --          (144)         (13)           --           (157)           --
--------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2010         $1,317        $2,618         $  30         $227           $13         $4,205         $(421)
================================================================================================================================
Changes in unrealized gains
  (losses) relating to assets
  and liabilities held at
  December 31, 2010 included
  in:
       Net investment income       $   --        $   78         $  --         $  5           $--         $   83         $  --
       Net realized investment
          gains (losses)               --           (26)           --           --            --            (26)           --
       Benefits, claims,
          losses and
          settlement expenses          --            --            --           --            --             --           (15)



(1) Represents a $21 million loss included in net realized investment gains (losses) and an $85 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The impact to pretax income of the Company's adjustment for nonperformance risk on the fair value of its GMWB and GMAB embedded derivatives was an increase of $168 million and $28 million, net of DAC and DSIC amortization, for the years ended December 31, 2011 and 2010, respectively.

During the year ended December 31, 2011, transfers out of Level 3 to Level 2 included certain non-agency residential mortgage backed securities and sub-prime non-agency residential mortgage backed securities classified as asset backed securities with a fair value of $2.2 billion. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed security market and increased observability of

RiverSource Life Insurance Company
--------------------------------------------------------------------------------


significant inputs to the valuation methodology. All other securities transferred from Level 3 to Level 2 represent securities with fair values that are now obtained from a third-party pricing service with observable inputs. Securities transferred from Level 2 to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2011                        2010
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN MILLIONS)                                              VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                          $ 2,473       $ 2,650       $ 2,470       $ 2,558
  Policy loans                                                739           713           729           805
  Other investments                                           308           311           210           224
  Restricted cash                                              26            26            66            66

FINANCIAL LIABILITIES
  Future policy benefits                                  $15,064       $16,116       $15,328       $15,768
  Separate account liabilities                                345           345           395           395
  Line of credit with Ameriprise Financial                    300           300             3             3
  Borrowings under repurchase agreements                      504           502           397           397
  Other liabilities                                           267           263           188           182


Commercial Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics, including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company's estimate of the amount recoverable on the loan.

Policy Loans
The fair value of policy loans is determined using discounted cash flows.

Other Investments
Other investments primarily consist of syndicated loans and an investment in Federal Home Loan Bank of Des Moines ("FHLB"). The fair value of syndicated loans is obtained from a third-party pricing service. The carrying value of the investment in FHLB is considered a reasonable estimate of the fair value, as this represents the stated exit price for this investment.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and does not transfer to third-party market participants; therefore, the carrying amount is a reasonable estimate of fair value.

Future Policy Benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company's nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status, EIA host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and the Company. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Line of Credit with Ameriprise Financial
The fair value of the line of credit is determined by discounting cash flows with an adjustment for the Company's nonperformance risk specific to this liability.

Borrowings under Repurchase Agreements
The fair value of borrowings under agreements to repurchase is obtained from a third-party pricing service. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk.

Other Liabilities
Other liabilities consisted of future funding commitments to affordable housing partnerships. The fair value of the future funding commitments is determined by discounting cash flows.

14. RELATED PARTY TRANSACTIONS

Columbia Management Investment Advisers, LLC is the investment manager for the proprietary mutual funds used as investment options by the Company's variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2011, 2010 and 2009, the Company received $222 million, $136 million and $87 million, respectively, from Columbia Management Investment Advisers, LLC for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $530 million, $527 million and $580 million for 2011, 2010 and 2009, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Dividends paid and received by RiverSource Life Insurance Company were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Cash dividends paid to Ameriprise Financial                        $750          $500           $--
Non-cash dividends paid to Ameriprise Financial                     850            --            --
Cash dividends received from RiverSource Life of NY                  79            28            --
Cash dividends received from RTA                                     53            63            22
Cash dividends received from RiverSource REO 1, LLC                   3            --            --


Notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 15 for additional information.

During 2011, RiverSource Life Insurance Company made cash contributions to RTA of $111 million for ongoing funding commitments related to affordable housing partnership investments.

During 2010, the Company received a non-cash capital contribution of $14 million comprised of affordable housing partnership investments from Ameriprise Financial.

During 2009, RiverSource Life Insurance Company received a non-cash capital contribution of $131 million comprised of two buildings and the related land from Ameriprise Financial. As part of the transaction, RiverSource Life Insurance Company entered into an agreement to lease the buildings to Ameriprise Financial. In addition, RiverSource Life Insurance Company received a non-cash capital contribution of $200 million consisting of a reduction of the outstanding balance due to Ameriprise Financial under a line of credit. See Note 11 for more information on the Company's lines of credit.

Beginning in 2010, the Company's taxable income was included in the consolidated federal income tax return of Ameriprise Financial. Amounts due from Ameriprise Financial for federal income taxes were $86 million and $31 million at December 31, 2011 and 2010, respectively.

During 2009, the Company sold corporate bonds of $27 million to Ameriprise Financial and recognized a gain of $9 million.

15. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company's primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company's statutory unassigned surplus aggregated $(296) million and $810 million as of December 31, 2011 and 2010, respectively.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year's statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as "extraordinary dividends." Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval.

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
                                                                (unaudited)
Statutory net gain (loss) from operations(1)                      $ (475)       $1,200        $1,793
Statutory net income (loss)(1)                                      (599)        1,112         1,887
Statutory capital and surplus                                      2,681         3,735         3,371


(1) Statutory net gain (loss) from operations and statutory net income (loss) are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

16. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company's products and operations.

The Company currently uses derivatives as economic hedges and accounting hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

                                                    ASSET                                      LIABILITY
DERIVATIVES NOT              BALANCE     ---------------------------      BALANCE     ---------------------------
DESIGNATED                    SHEET      DECEMBER 31,   DECEMBER 31,       SHEET      DECEMBER 31,   DECEMBER 31,
AS HEDGING INSTRUMENTS      LOCATION         2011           2010         LOCATION         2011           2010
-----------------------------------------------------------------------------------------------------------------
                                                (IN MILLIONS)                                (IN MILLIONS)
GMWB AND GMAB
  Interest rate                                                        Other
  contracts               Other assets      $1,801          $366       liabilities       $1,198         $  379
                                                                       Other
  Equity contracts        Other assets       1,314           354       liabilities        1,031            665
                                                                       Other
  Credit contracts        Other assets           1             4       liabilities           --              1
  Foreign currency                                                     Other
  contracts               Other assets           7            --       liabilities           10             --
                                                                       Future
  Embedded                Not                                          policy
  derivatives(1)          applicable            --            --       benefits           1,585            421
                                         ---------------------------                  ---------------------------
    Total GMWB and GMAB                      3,123           724                          3,824          1,466
                                         ---------------------------                  ---------------------------
OTHER DERIVATIVES:
EQUITY
                                                                       Other
  EIA                     Other assets          --             1       liabilities           --             --
                                                                       Future
  EIA embedded            Not                                          policy
  derivatives             applicable            --            --       benefits               2              3
                                                                       Other
  IUL                     Other assets           1            --       liabilities           --             --
                                                                       Future
  IUL embedded            Not                                          policy
  derivatives             applicable            --            --       benefits               3             --
                                         ---------------------------                  ---------------------------
    Total other                                  1             1                              5              3
                                         ---------------------------                  ---------------------------
Total derivatives                           $3,124          $725                         $3,829         $1,469
                                         ===========================                  ===========================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

See Note 13 for additional information regarding the Company's fair value measurement of derivative instruments.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Income for the years ended December 31:

                                LOCATION OF
                                GAIN (LOSS)
                                    ON                         AMOUNT OF GAIN (LOSS) ON
                                DERIVATIVES                DERIVATIVES RECOGNIZED IN INCOME
DERIVATIVES NOT DESIGNATED      RECOGNIZED        --------------------------------------------------
AS HEDGING INSTRUMENTS           IN INCOME            2011               2010               2009
----------------------------------------------------------------------------------------------------
                                                                     (IN MILLIONS)
GMWB AND GMAB
                               Benefits,
                               claims,
                               losses and
                               settlement
  Interest rate contracts      expenses              $   709             $  95             $  (435)
                               Benefits,
                               claims,
                               losses and
                               settlement
  Equity contracts             expenses                  326              (370)             (1,245)
                               Benefits,
                               claims,
                               losses and
                               settlement
  Credit contracts             expenses                  (12)              (44)                (65)
                               Benefits,
                               claims,
                               losses and
                               settlement
  Foreign currency contracts   expenses                   (2)               --                  --
                               Benefits,
                               claims,
                               losses and
                               settlement
  Embedded derivatives(1)      expenses               (1,165)             (121)              1,533
----------------------------------------------------------------------------------------------------
    Total GMWB and GMAB                                 (144)             (440)               (212)
----------------------------------------------------------------------------------------------------

OTHER DERIVATIVES:
EQUITY
                               Benefits,
                               claims,
                               losses and
                               settlement
  GMDB                         expenses                   --                (4)                (10)
                               Interest
                               credited to
                               fixed
  EIA                          accounts                   (1)                2                   4
                               Interest
                               credited to
                               fixed
  EIA embedded derivatives     accounts                    1                 7                   7
                               Interest
                               credited to
                               fixed
  IUL                          accounts                    1                --                  --
                               Interest
                               credited to
                               fixed
  IUL embedded derivatives     accounts                   (3)               --                  --
----------------------------------------------------------------------------------------------------
    Total other                                           (2)                5                   1
----------------------------------------------------------------------------------------------------
Total derivatives                                    $  (146)            $(435)            $  (211)
====================================================================================================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate and credit risk related to various products and transactions of the Company.

The majority of the Company's annuity contracts contain GMDB provisions, which may result in a death benefit payable that exceeds the contract accumulation value when market values of customers' accounts decline. Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options, interest rate swaptions, interest rate swaps, variance swaps and credit default swaps. At December 31, 2011 and 2010, the gross notional amount of derivative contracts for the Company's GMWB and GMAB provisions was $104.7 billion and $55.5 billion, respectively. The Company had previously entered into a limited number of derivative contracts to economically hedge equity exposure related to GMDB provisions on variable annuity contracts written in 2009. As of both December 31, 2011 and 2010, the Company did not have any outstanding hedges on its GMDB provisions. The deferred premium associated with some of the above options is paid or received semi-annually over the life of the option contract.

The following is a summary of the payments the Company is scheduled to make and receive for these options:

                                                                         PREMIUMS      PREMIUMS
(IN MILLIONS)                                                             PAYABLE     RECEIVABLE
-------------------------------------------------------------------------------------------------
2012                                                                       $372           $41
2013                                                                        349            26
2014                                                                        324            24
2015                                                                        296            22
2016                                                                        265            15
2017-2026                                                                   925            34


Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

EIA and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to EIA and IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts. The gross notional amount of EIA derivative contracts was $25 million and $89 million at December 31, 2011 and 2010, respectively. The gross notional amount of IUL derivative contracts was $12 million at December 31, 2011.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

EMBEDDED DERIVATIVES
Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the EIA and IUL product obligations are also considered embedded derivatives. These embedded derivatives are bifurcated from their host contracts and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

CASH FLOW HEDGES
The Company has amounts classified in accumulated other comprehensive income related to gains and losses associated with the effective portion of previously designated cash flow hedges. The Company reclassifies these amounts into income as the forecasted transactions impact earnings. During the years ended December 31, 2011 and 2010, the Company held no derivatives that were designated as cash flow hedges.

At December 31, 2011, the Company expects to reclassify $6 million of deferred loss on derivative instruments from accumulated other comprehensive income to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2011 and 2010, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2011, 2010 and 2009, amounts recognized in earnings on derivative transactions that were ineffective were not material.

The following is a summary of unrealized derivative losses included in accumulated other comprehensive income related to cash flow hedges:

(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Net unrealized derivative losses at January 1                      $(30)         $(34)         $(38)
Reclassification of realized losses(1)                                6             6             6
Income tax benefit                                                   (2)           (2)           (2)
-------------------------------------------------------------------------------------------------------
Net unrealized derivative losses at December 31                    $(26)         $(30)         $(34)
=======================================================================================================



(1) Loss reclassified from accumulated other comprehensive income to net investment income on the Consolidated Statements of Income.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is seven years and relates to interest credited on forecasted fixed premium product sales.

CREDIT RISK
Credit risk associated with the Company's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. As of December 31, 2011 and 2010, the Company held $635 million and $25 million, respectively, in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral the Company is obligated to return to counterparties. As of December 31, 2011 and 2010, the Company had accepted additional collateral consisting of various securities with a fair value of $186 million and $23 million, respectively, which are not reflected on the Consolidated Balance Sheets. As of December 31, 2011 and 2010, the Company's maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $61 million and $25 million, respectively.

Certain of the Company's derivative instruments contain provisions that adjust the level of collateral the Company is required to post based on the Company's financial strength rating (or based on the debt rating of the Company's parent, Ameriprise Financial). Additionally, certain of the Company's derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial's debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company's counterparty could require immediate settlement of any net liability position. At December 31, 2011 and 2010, the aggregate fair value of all derivative instruments in a net liability position containing such credit risk features was $106 million and $412 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2011 and 2010 was $98 million and $406 million, respectively. If the credit risk features of derivative contracts that were in a net liability position at December 31, 2011 and 2010 were triggered, the additional fair value of assets needed to settle these derivative liabilities would have been $8 million and $6 million, respectively.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

17. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The components of income tax provision were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                          $137          $(167)        $325
  State                                                               3              3            1
-------------------------------------------------------------------------------------------------------
    Total current income tax                                        140           (164)         326
Deferred income tax:
  Federal                                                            29            417          (80)
  State                                                              (1)            (1)          (1)
-------------------------------------------------------------------------------------------------------
    Total deferred income tax                                        28            416          (81)
-------------------------------------------------------------------------------------------------------
Total income tax provision                                         $168          $ 252         $245
=======================================================================================================



The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2011          2010          2009
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                          35.0%        35.0%         35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (13.5)        (6.6)         (7.2)
  State taxes, net of federal benefit                                0.1          0.1            --
  Low income housing credit                                         (1.6)        (1.4)         (2.0)
  Foreign tax credit, net of addback                                (1.6)        (1.1)         (1.0)
  Taxes applicable to prior years                                     --         (1.9)          0.1
  Other, net                                                        (0.6)          --            --
-------------------------------------------------------------------------------------------------------
Income tax provision                                                17.8%        24.1%         24.9%
=======================================================================================================



The Company's effective tax rate was 17.8%, 24.1% and 24.9% for the years ended December 31, 2011, 2010 and 2009, respectively. The decrease in the effective tax rate compared to the prior year primarily reflects a favorable audit settlement related to the dividends received deduction as well as lower pretax income relative to tax advantaged items.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2011          2010
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                  $1,589        $1,306
  Investment related                                                          --           159
  Capital loss and tax credit carryforwards                                   30            31
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           1,619         1,496
-------------------------------------------------------------------------------------------------
Deferred income tax liabilities:
  DAC                                                                      1,379         1,429
  Net unrealized gains on Available-for-Sale securities                      441           364
  Investment related                                                         190            --
  DSIC                                                                       180           191
  Other                                                                       49            26
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      2,239         2,010
-------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                       $ (620)       $ (514)
=================================================================================================



The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. Included in deferred tax assets is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes as well as future deductible capital

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

losses realized for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, (i) future taxable income exclusive of reversing temporary differences and carryforwards, (ii) future reversals of existing taxable temporary differences, (iii) taxable income in prior carryback years, and (iv) tax planning strategies. Based on analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will not allow the Company to realize all of certain state NOLs and therefore a valuation allowance of $4 million was established as of December 31, 2011.

The Company has tax benefits related to capital loss carryforwards of $30 million which expire beginning December 31, 2015.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $ 83          $ (77)        $(89)
Additions (reductions) based on tax positions related to the
current year                                                         (1)            --            1
Additions for tax positions of prior years                           79            322           18
Reductions for tax positions of prior years                          (7)          (196)          (7)
Settlements                                                         (20)            34           --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $134          $  83         $(77)
=======================================================================================================



If recognized, approximately $12 million, $39 million and $49 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2011, 2010 and 2009, respectively, would affect the effective tax rate.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $57 million and reductions of $8 million and $1 million in interest and penalties for the years ended December 31, 2011, 2010 and 2009, respectively. At December 31, 2011 and 2010, the Company had a payable of $33 million and a receivable of $24 million, respectively, related to accrued interest and penalties.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $133 million in the next 12 months.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Internal Revenue Service ("IRS") had completed its field examination of the 1997 through 2007 tax returns in recent years. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain issues under appeal. The IRS is currently auditing the Company's income tax returns for 2008 and 2009. The Company or certain of its subsidiaries' state income tax returns are currently under examination by various jurisdictions for years ranging from 1999 through 2009. The Company's federal and state income tax returns remain open for years after 2009.

It is possible there will be corporate tax reform in the next few years. While impossible to predict, corporate tax reform is likely to include a reduction in the corporate tax rate coupled with reductions in tax preferred items. Any changes could have a material impact on the Company's income tax expense and deferred tax balances.

The items comprising other comprehensive income (loss) are presented net of the following income tax provision amounts:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains                                     $75          $157          $587
Net unrealized derivative losses                                     (2)           (2)           (2)
-------------------------------------------------------------------------------------------------------
Net income tax provision                                            $73          $155          $585
=======================================================================================================



18. COMMITMENTS AND CONTINGENCIES

At December 31, 2011 and 2010, the Company had no material commitments to purchase investments other than mortgage loan fundings. See Note 6 for additional information.

The Company's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2011, these guarantees range up to 5.0%. To the extent the yield on the Company's invested assets portfolio declines below its target spread plus the minimum guarantee, the Company's profitability would be negatively affected.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, the Company is responding to regulatory audits, market conduct examinations and other inquires (including inquiries from the States of Minnesota and New York). The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The Company is required by law to be a member of the guaranty fund association in every state where they are licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations. The financial crisis of 2008 and 2009 and subsequent uncertainty and volatility in the U.S. economy and financial markets have weakened the financial condition of numerous insurers, including insurers currently in receiverships, increasing the risk of triggering guaranty fund assessments.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

S-6325 M (4/12)

         PART C.

         Item 24. Financial Statements and Exhibits

         (a) Financial statements included in Part B of this Registration
             Statement:

             The audited financial statements of the RiverSource Variable Account 10 including:

             Reports of Independent Registered Public Accounting Firm dated April 20, 2012 and April 22, 2012.

             Statements of Assets and Liabilities for the year ended Dec. 31, 2011. Statements of Operations for the year ended Dec. 31, 2011. Statements of Changes and Net Assets for the years ended
             Dec. 31, 2011 and 2010.

     Notes to Financial Statements.

     The audited financial statements of the RiverSource Life Insurance Company including:

     Reports of Independent Registered Public Accounting Firms dated Feb. 23, 2012 and Feb. 23, 2012 and Feb. 24, 2011.

     Consolidated Balance Sheets as of Dec. 31, 2011 and 2010.

     Consolidated Statements of Income for the years ended Dec. 31, 2011, 2010 and 2009.

     Consolidated Statements of Cash Flows for the years ended Dec. 31, 2010, 2009 and 2008.

     Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2011, 2010 and 2009.

     Notes to Consolidated Financial Statements.

(b)  Exhibits:

1.1 Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4 Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.6 Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.7 Resolution of the Board of Directors of IDS Life Insurance Company establishing 3 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.7 to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.8 Resolution of the Board of Directors of IDS Life Insurance Company establishing 8 additional subaccounts within the separate account, dated January 6, 2004, filed electronically as Exhibit 1.8 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

1.9 Resolution of the Board of Directors of IDS Life Insurance Company establishing 6 additional subaccounts within the separate account, dated August 12, 2004 filed electronically as Exhibit 1.9 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.10 Resolution of the Board of Directors of IDS Life Insurance Company establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.10 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.11 Resolution of the Board of Directors establishing 18 additional subaccounts within the separate accounts dated April 12, 2006 filed electronically as Exhibit 1.11 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

1.12 Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the

     Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

1.13 Resolution of the Board of Directors of RiverSource Life Insurance Company establishing 988 additional subaccounts within the separate accounts dated April 6, 2011 filed electronically as Exhibit 1.13 to Post-Effective Amendment No.64 to Registration Statement No. 333-79311 is incorporated by reference.

1.14 Resolution of the Board of Directors of RiverSource Life Insurance Company establishing 399 additional subaccounts within the separate accounts dated April 6, 2012 is filed electronically herewith.

2.   Not applicable.

3. Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3 Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4 Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5 Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6 Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7 Form of TSA Endorsement (form 31049), filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311
      filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.8 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.8 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.


4.9  Form of Enhanced Earnings Death Benefit Rider, filed electronically as
     Exhibit 4.9 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10 Form of Enhanced Earnings Plus Death Benefit Rider, filed electronically as Exhibit 4.10 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.11 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131061) filed electronically as Exhibit 4.11 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.12 Form of Roth IRA Annuity Endorsement (form 131062) filed electronically as
     Exhibit 4.12 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.13 Form of SIMPLE IRA Annuity Endorsement (form 131063) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.14 Form of Deferred Annuity Contract for non-qualified contracts (form 131041) filed electronically as Exhibit 4.14 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.15 Form of Deferred Annuity Contract for Retirement Advisor Advantage Plus (form 1043 A) filed electronically as Exhibit 4.15 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.16 Form of Deferred Annuity Contract for Retirement Advisor Select Plus (form 131041 A) filed electronically as Exhibit 4.16 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.17 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Advantage Variable Annuity (form 131101), filed electronically as Exhibit
     4.17 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.18 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Select Variable Annuity (form 131102), filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.19 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Access Variable Annuity (form 131103), filed electronically as Exhibit 4.19 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.20 Form of TSA Endorsement (form 131068), filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.21 Form of Return of Purchase Payments Rider (form 131072), filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.22 Form of Maximum Anniversary Value Death Benefit Rider (form 131031), filed electronically as Exhibit 4.19 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.23 Form of 5-Year Maximum Anniversary Value Death Benefit Rider (form 131071), filed electronically as Exhibit 4.20 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.24 Form of Enhanced Earnings Death Benefit Rider (form 131032 A), filed electronically as Exhibit 4.21 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.25 Form of Enhanced Earnings Plus Death Benefit Rider (form 131033 A), filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.26 Form of 401 (a) Annuity Endorsement (form 131069), filed electronically as
     Exhibit 4.23 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.27 Form of Guarantee Period Accounts Rider filed electronically as Exhibit
     4.24 to Post-Effective Amendment No. 25 to Registration Statement No. 333-79311, filed on or about June 2, 2004, is incorporated by reference.

4.28 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 131034) filed electronically as Exhibit 4.25 to Post-Effective Amendment No. 29 to Registration Statement No. 333-79311, filed on or about Oct. 21, 2004, is incorporated by reference.

4.29 Form of Guaranteed Minimum Accumulation Benefit Rider (GMAB) (form 131035) filed electronically as Exhibit 4.29 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

4.30 Form of Portfolio Navigator Model Portfolio Rider (form 131070C) filed electronically as Exhibit 4.30 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

4.31 Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider (Withdrawal Benefit for Life), filed electronically as Exhibit 4.31 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.32 Copy of Company name change endorsement (form 131115) for RiverSource Life Insurance Company, filed electronically as Exhibit 4.32 to Registrant's Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 filed on or about Jan. 2, 2007, is incorporated by reference.

4.33 Form of SecureSource Joint Life rider filed electronically as Exhibit 4.33 to Registrant's Post-Effective Amendment No. 44 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.34 Form of SecureSource Single Life rider filed electronically as Exhibit
     4.34 to Registrant's Post-Effective Amendment No. 44 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.35 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 131034-E) filed electronically as Exhibit 4.35 to Registrant's Post-Effective Amendment No. 47 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.36 Form of Deferred Annuity Contract for RAVA 5 Advantage and data pages filed electronically as Exhibit 4.36 to Registrant's Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference. 4.37 Form of Deferred Annuity Contract for RAVA 5 Select and data pages filed electronically as Exhibit 4.37 to Registrant's Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.38 Form of Deferred Annuity Contract for RAVA 5 Access and data pages filed electronically as Exhibit 4.38 to Registrant's Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.39 Form of Guarantee Period Accounts Endorsement (form 411272) filed electronically as Exhibit 4.56 to RiverSource Variable Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.40 Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.57 to Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.41 Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.41 to Registrant's Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.42 Form of 5% Accumulation Death Benefit Rider (form 411279) filed electronically as Exhibit 4.58 to RiverSource Variable Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.43 Form of Enhanced Death Benefit Rider (form 411280) filed electronically as
     Exhibit 4.59 to RiverSource Variable Account's Post-Effective

     Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.44 Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.60 to RiverSource Variable Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.45 Form of Benefit Protector(SM) Death Benefit Rider (form 411281) filed electronically as Exhibit 4.61 to RiverSource Variable Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.46 Form of Benefit Protector(SM) Plus Death Benefit Rider (form 411282) filed electronically as Exhibit 4.62 to RiverSource Variable Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.47 Form of Guaranteed Minimum Accumulation Benefit Rider (form 411283) filed electronically as Exhibit 4.63 to RiverSource Variable Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.48 Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages 2 Rider filed electronically as Exhibit 4.48 to Registrant's Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.49 Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages 2 Rider filed electronically as Exhibit 4.49 to Registrant's Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

5.   Form of Variable Annuity Application (form 31063), filed electronically as
     Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

6.3 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

7.   Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h) (1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.2 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)
     (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777is incorporated herein by reference.

8.3 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.4 Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.5 Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.6 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.7 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.8 Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.8 to Post-Effective Amendment No.

     41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.9 Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.10 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.11 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

8.12 Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post Effective Amendment No.28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.13 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.14 Copy of Amended and Restated Participation Agreement by and among IDS Life Insurance Company, American Enterprise Life Insurance Company, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC, and Lazard Retirement Series, Inc., dated Oct. 16, 2006, filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.15 Copy of Fund Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.16 Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street

     Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.17 Copy of Participation Agreement Among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.18 Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.19 Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.4 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.20 Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.21 Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.22 Copy of Amended and Restated Fund Participation Agreement dated Jan. 1, 2007, among Riversource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as
     Exhibit 8.2 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.23 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit
     8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.24 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and RiverSource Life Insurance Company, dated Jan. 1, 2007, filed electronically as Exhibit 8.24 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.25 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.24 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.26 Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.27 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.28 Copy of Fund Participation Agreement dated April 2, 2007, RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as
     Exhibit 8.11 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.29 Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company and Wells Fargo Funds Distributors, LLC dated Jan. 1, 2007, filed electronically as Exhibit 8.29 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.30 Copy of Fund Participation Agreement dated April 24, 2009, by and among RiverSource Life Insurance Company, JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J. P. Morgan Investment Management Inc. and JPMorgan Funds Management, Inc., filed electronically as Exhibit 8.30 to Post-Effective Amendment No. 58 to Registration Statement No. 333-79311 is incorporated by reference.

8.31 Copy of Fund Participation Agreement by and among RiverSource Life Insurance Company, BlackRock Variable Series Funds, Inc. and BlackRock Investments will be filed by Amendment.

8.32 Copy of Fund Participation Agreement by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. will be filed by Amendment.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.1 Consents of Independent Registered Public Accounting Firms for RiverSource Retirement Advisor Variable Annuity are filed electronically herewith.

10.2 Consents of Independent Registered Public Accounting Firms for RiverSource Retirement Advisor Advantage Variable Annuity/ Retirement Advisor Select Variable Annuity are filed electronically herewith.

10.3 Consents of Independent Registered Public Accounting Firms for RiverSource Retirement Advisor Advantage Plus Variable Annuity/ RiverSource Retirement Advisor Select Plus Variable Annuity are filed electronically herewith.

10.4 Consents of Independent Registered Public Accounting Firms for RiverSource Retirement Advisor 4 Advantage Variable Annuity/ RiverSource Retirement Advisor 4 Select Variable Annuity/RiverSource Retirement Advisor 4 Access Variable Annuity are filed electronically herewith.

10.5 Consents of Independent Registered Public Accounting Firms for RiverSource RAVA 5 Advantage Variable Annuity/ RiverSource RAVA 5 Select Variable Annuity/RiverSource RAVA 5 Access Variable Annuity (offered for contract applications signed prior to April 30, 2012)are filed electronically herewith.

     11.  None

     12.  Not applicable.

     13. Power of Attorney to sign Amendment to this Registration Statement dated March 20, 2012 is filed electronically herewith.

     14.  Not applicable.

     Item 25.

Directors and Officers of the Depositor RiverSource Life Insurance Company

                                                                                Position and Offices
Name                  Principal Business Address*                                 With Depositor
-------------------  -----------------------------  --------------------------------------------------------------------
John R. Woerner                                     Chairman of the Board and President

Gumer C. Alvero                                     Director and Executive Vice President - Annuities

Richard N. Bush                                     Senior Vice President - Corporate Tax

Bimal Gandhi                                        Senior Vice President - Strategic Transformation

Steve M. Gathje                                     Director, Senior Vice President And Chief Actuary

James L. Hamalainen                                 Senior Vice President - Investments

Brian J. McGrane                                    Director, Executive Vice President and Chief Financial Officer

Thomas R. Moore                                     Secretary

Bridget M. Sperl                                    Director and Executive Vice President - Client Service

Jon Stenberg                                        Director and Executive Vice President - Life & Disability Insurance

William F. Truscott                                 Director

* The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.


     Item 26.

SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.             02/13/2012

Parent Company                                                      Incorp State
--------------                                                      ------------
Ameriprise Financial, Inc.                                          DE

Subsidiary Name                                                     Incorp State
---------------                                                     ------------
Ameriprise Advisor Capital, LLC                                     DE
Ameriprise Bank, FSB                                                NY
Ameriprise Capital Trust I                                          DE
Ameriprise Capital Trust II                                         DE
Ameriprise Capital Trust III                                        DE
Ameriprise Capital Trust IV                                         DE
Ameriprise Captive Insurance Company                                VT
Ameriprise Certificate Company                                      DE
      Investors Syndicate Development Corporation                   NV
Ameriprise Holdings, Inc.                                           DE
Ameriprise India Private Limited                                    India
      Ameriprise India Insurance Brokers Services Private Limited*  India
Ameriprise Trust Company                                            MN
AMPF Holding Corporation                                            MI
      American Enterprise Investment Services Inc.**                MN
      Ameriprise Financial Services, Inc.**                         DE
      AMPF Property Corporation                                     MI
      AMPF Realty Corporation                                       MI
Columbia Management Investment Advisers, LLC                        MN
      Advisory Capital Strategies Group Inc.                        MN
      Columbia Wanger Asset Management, LLC                         DE
      GA Legacy, LLC                                                DE
      J.& W. Seligman & Co. Incorporated                            DE
            Columbia Management Investment Distributors, Inc.**     NY
            Columbia Research Partners LLC                          DE
            Seligman Focus Partners LLC                             DE
            Seligman Global Technology Partners LLC                 DE
            Seligman Health Partners LLC                            DE
            Seligman Health Plus Partners LLC                       DE
            Seligman Partners LLC                                   DE
      RiverSource CDO Seed Investment, LLC                          MN
      WAM Acquisition GP, Inc.                                      DE
Columbia Management Investment Services Corp.                       MN
IDS Management Corporation                                          MN
      IDS Futures Corporation                                       MN
IDS Property Casualty Insurance Company                             WI
      Ameriprise Auto & Home Insurance Agency, Inc.                 WI
      Ameriprise Insurance Company                                  WI
RiverSource Distributors, Inc.**                                    DE
RiverSource Life Insurance Company                                  MN
      RiverSource Life Insurance Co. of New York                    NY
            RiverSource NY REO, LLC                                 NY
      RiverSource REO 1, LLC                                        MN
      RiverSource Tax Advantaged Investments, Inc.                  DE
            AEXP Affordable Housing Porfolio LLC                    DE
Threadneedle Asset Management Holdings Sarl                         Luxembourg
      (See separate Threadneedle subsidiary list.)

* This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chadrasekhar (74%) as required by India law.

**    Registered Broker-Dealer

Item 27. Number of Contract owners

         As of March 31, 2012 there were 202,259 non-qualified contract owners and 467,183 qualified contract owners.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Item 29. Principal Underwriter RiverSource Distributors Inc.

PRINCIPAL UNDERWRITERS.

RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal    Positions and Offices
Business Address*     with Underwriter
-------------------   ----------------------------------
Lynn Abbott           President

Gumer C. Alvero       Director and Vice President

Thomas R. Moore       Secretary

Jon Stenberg          Director

David K. Stewart      Chief Financial Officer

William F. Truscott   Chairman of the Board and
                      Chief Executive officer

John R. Woerner       Vice President

*     Business address is: 50611 Ameriprise Financial Center, Minneapolis,
      MN 55474


     (c) RiverSource Distributors Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

NAME OF            NET UNDERWRITING
PRINCIPAL          DISCOUNTS AND      COMPENSATION ON   BROKERAGE
UNDERWRITER        COMPENSATION       REDEMPTION        COMMISSIONS  COMMISSIONS
------------       ----------------   ---------------   -----------  -----------
RiverSource        $  411,317,776         None             None          None
Distributors,Inc.

Item 30. Location of Accounts and Records

         RiverSource Life Insurance Company
         70100 Ameriprise Financial Center
         Minneapolis, MN 55474

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 20th day of April 2012.

                                        RIVERSOURCE VARIABLE ACCOUNT 10
                                           (Registrant)

                                        By RiverSource Life Insurance Company
                                           (Sponsor)

                                        By /s/ John R. Woerner*
                                           ----------------------------------
                                           John R. Woerner
                                           Chairman of the Board and President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 20th day of April, 2012.


Signature                                Title

/s/ Gumer C. Alvero*                     Director and Executive Vice
------------------------------------     President - Annuities
    Gumer C. Alvero

/s/ Richard N. Bush*                     Senior Vice President - Corporate Tax
------------------------------------
    Richard N. Bush


/s/ Bimal Gandhi*                        Senior Vice President - Strategic
------------------------------------     Transformation
    Bimal Gandhi


/s/ Steve M. Gathje*                     Director, Senior Vice President
------------------------------------     and Chief Actuary
    Steve M. Gathje

/s/ James L. Hamalainen*                 Director, Senior Vice President -
------------------------------------     Investments
    James L. Hamalainen

/s/ Brian J. McGrane*                    Director, Executive Vice President
------------------------------------     and Chief Financial Officer
    Brian J. McGrane

/s/ Bridget M. Sperl*                    Director and Executive Vice President
------------------------------------     Client Services
    Bridget M. Sperl

/s/ Jon Stenberg*                        Director and Executive Vice President -
------------------------------------     Life and Disability Insurance
    Jon Stenberg

/s/ William F. Truscott*                 Director
------------------------------------
    William F. Truscott

/s/ John R. Woerner*                     Chairman of the Board and President
------------------------------------
    John R. Woerner

----------
* Signed pursuant to Power of Attorney dated March 20, 2012 filed electronically as Exhibit 13 to Post-Effective Amendment No.66 to Registration Statement No. 333-79311 on or about April 20, 2012, herein, by:

/s/ Dixie Carroll
-------------------------------------
Dixie Carroll
Assistant General Counsel and
Assistant Secretary

     CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 66 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

     The Prospectuses for:
       RiverSource Retirement Advisor Variable Annuity
       RiverSource Retirement Advisor Advantage Variable Annuity RiverSource Retirement Advisor Select Variable Annuity
       RiverSource Retirement Advisor Advantage Plus Variable Annuity RiverSource Retirement Advisor Select Plus Variable Annuity RiverSource Retirement Advisor 4 Advantage Variable Annuity RiverSource Retirement Advisor 4 Select Variable Annuity RiverSource Retirement Advisor 4 Access Variable Annuity RiverSource RAVA 5 Advantage Variable Annuity
       (Offered for contract applications signed prior to April 30, 2012) RiverSource RAVA 5 Select Variable Annuity
       (Offered for contract applications signed prior to April 30, 2012) RiverSource RAVA 5 Access Variable Annuity
       (Offered for contract applications signed prior to April 30, 2012)
Part B.

     Combined Statement of Additional Information and
     Financial Information.

Part C.

     Other Information.

     The signatures.

     Exhibits.

                                 Exhibit Index

1.14 Resolution of the Board of Directors of RiverSource Life Insurance Company establishing 399 additional subaccounts within the separate accounts dated April 6, 2012.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered.

10.1 - 10.5   Consents of Independent Registered Public Accounting Firms.

13.    Power of Attorney dated March 20, 2012.